UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2012. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	586,987	$10,486,319
EQ/AXA Franklin Small Cap Value Core Portfolio‡	215,971	2,226,792
EQ/BlackRock Basic Value Equity Portfolio‡	1,057,930	15,522,569
EQ/Boston Advisors Equity Income Portfolio‡	1,050,821	6,072,901
EQ/Core Bond Index Portfolio‡	88,278	885,674
EQ/Davis New York Venture Portfolio‡	1,151,411	11,824,241
EQ/Equity Growth PLUS Portfolio‡	295,634	4,768,220
EQ/GAMCO Mergers & Acquisitions Portfolio‡	889,876	11,212,282
EQ/GAMCO Small Company Value Portfolio‡	397,048	16,380,285
EQ/Global Bond PLUS Portfolio‡	951,128	9,580,290
EQ/Global Multi-Sector Equity Portfolio‡	945,225	11,357,042
EQ/Intermediate Government Bond Index Portfolio‡	344,971	3,554,855
EQ/International Core PLUS Portfolio‡	1,700,560	14,494,275
EQ/International Value PLUS Portfolio‡	229,815	2,441,945
EQ/Large Cap Core PLUS Portfolio‡	1,634,518	12,125,796
EQ/Large Cap Growth PLUS Portfolio‡	645,851	12,130,558
EQ/Large Cap Value PLUS Portfolio‡	169,556	1,809,414
EQ/MFS International Growth Portfolio‡	1,563,945	9,993,741
EQ/PIMCO Ultra Short Bond Portfolio‡	732,394	7,290,535
EQ/Small Company Index Portfolio‡	60,967	620,137
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	80,100	9,423,765
iShares Cohen & Steers Realty Majors Index Fund	49,900	3,824,336
iShares COMEX Gold Trust*	1,060,600	17,255,962
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	42,820	2,817,984
iShares FTSE China 25 Index Fund	56,900	2,084,247
iShares JP Morgan USD Emerging Markets Bond Fund	46,160	5,202,694
iShares MSCI EAFE Small Cap Index Fund	125,000	5,016,250
iShares MSCI Emerging Markets Index Fund	32,800	1,408,432
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,518,384
iShares S&P Global Clean Energy Index Fund	98,410	894,547
iShares S&P Global Energy Sector Index Fund	42,560	1,692,611
iShares S&P Latin America 40 Index Fund	50,500	2,406,325
iShares S&P North American Natural Resources Sector Index Fund	134,260	5,292,529
iShares Silver Trust*	84,950	2,664,881
Multimanager Core Bond Portfolio‡	794,181	8,346,156
Multimanager International Equity Portfolio‡	241,427	2,387,637
Multimanager Large Cap Core Equity Portfolio‡	445,479	4,758,103
Multimanager Large Cap Value Portfolio‡	378,848	3,874,417
Multimanager Mid Cap Growth Portfolio*‡	163,943	1,610,952
Multimanager Mid Cap Value Portfolio‡	374,102	3,624,121
Multimanager Small Cap Growth Portfolio*‡	172,435	1,476,094
Multimanager Small Cap Value Portfolio‡	39,699	437,808
SPDR Barclays Capital High Yield Bond ETF	206,100	8,114,157
SPDR S&P Emerging Asia Pacific ETF	16,200	1,201,230
SPDR S&P Emerging Markets SmallCap ETF	10,400	477,672
Vanguard REIT ETF	126,500	8,046,665

Total Investments (98.1%) (Cost $247,167,153)		271,635,830
Other Assets Less Liabilities (1.9%)		5,351,250

Net Assets (100%)		$276,987,080

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$9,312,581	$78,391	$194,456	$10,486,319	$—	$(803)
EQ/AXA Franklin Small Cap Value Core Portfolio	2,754,249	24,732	910,143	2,226,792	—	(49,073)
EQ/BlackRock Basic Value Equity Portfolio	12,080,075	3,105,602	1,261,495	15,522,569	—	(443)
EQ/Boston Advisors Equity Income Portfolio	5,446,561	41,993	99,194	6,072,901	—	4,594
EQ/Core Bond Index Portfolio	887,504	4,355	10,775	885,674	—	(17)
EQ/Davis New York Venture Portfolio	10,786,994	100,166	235,777	11,824,241	—	11,668
EQ/Equity Growth PLUS Portfolio	4,201,603	36,239	89,808	4,768,220	—	(259)
EQ/GAMCO Mergers & Acquisitions Portfolio	10,966,873	78,391	193,708	11,212,282	—	(55)
EQ/GAMCO Small Company Value Portfolio	14,924,303	110,116	264,596	16,380,285	—	7,531
EQ/Global Bond PLUS Portfolio	9,754,622	143,875	353,222	9,580,290	—	2,124
EQ/Global Multi-Sector Equity Portfolio	10,291,137	104,521	245,040	11,357,042	—	13,164
EQ/Intermediate Government Bond Index Portfolio	1,918,976	1,725,812	64,090	3,554,855	—	(171)
EQ/International Core PLUS Portfolio	13,326,769	148,071	369,321	14,494,275	—	(3,533)
EQ/International Value PLUS Portfolio	2,260,285	43,868	109,312	2,441,945	—	(1,095)
EQ/Large Cap Core PLUS Portfolio	10,922,230	100,166	240,285	12,125,796	—	7,160
EQ/Large Cap Growth PLUS Portfolio	11,643,768	1,116,346	2,189,229	12,130,558	—	98,085
EQ/Large Cap Value PLUS Portfolio	2,598,430	23,333	795,349	1,809,414	—	262,240
EQ/MFS International Growth Portfolio	7,392,365	3,059,095	1,643,710	9,993,741	—	2,480
EQ/PIMCO Ultra Short Bond Portfolio	7,398,269	113,549	280,436	7,290,535	—	(83)
EQ/Small Company Index Portfolio	552,990	—	—	620,137	—	—
Multimanager Core Bond Portfolio	6,421,063	4,149,875	2,261,610	8,346,156	43,956	74
Multimanager International Equity Portfolio	2,177,354	26,130	64,644	2,387,637	—	(93)
Multimanager Large Cap Core Equity Portfolio	4,234,522	39,195	96,769	4,758,103	—	58
Multimanager Large Cap Value Portfolio	3,524,770	46,666	114,988	3,874,417	—	190
Multimanager Mid Cap Growth Portfolio	1,874,509	16,021	520,805	1,610,952	—	18,748
Multimanager Mid Cap Value Portfolio	3,294,027	21,616	53,979	3,624,121	—	(503)
Multimanager Small Cap Growth Portfolio	3,536,215	2,024,890	4,286,029	1,476,094	—	175,357
Multimanager Small Cap Value Portfolio	860,069	502,956	928,906	437,808	—	78,372

	$175,343,113	$16,985,970	$17,877,676	$191,293,159	$43,956	$625,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$80,342,671	$—	$—	$80,342,671
Investment Companies	—	191,293,159	—	191,293,159

Total Assets	$80,342,671	$191,293,159	$—	$271,635,830

Total Liabilities	$—	$—	$—	$—

Total	$80,342,671	$191,293,159	$—	$271,635,830

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$17,536,858
Net Proceeds of Sales and Redemptions:
Investment Companies	$18,801,043

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,287,845
Aggregate gross unrealized depreciation	(13,007,635)

Net unrealized appreciation	$24,280,210

Federal income tax cost of investments	$247,355,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	164	$2,457
AXA Tactical Manager 400 Portfolio‡	44	696
AXA Tactical Manager 500 Portfolio‡	565	8,248
AXA Tactical Manager International Portfolio‡	197	2,266
EQ/Intermediate Government Bond Index Portfolio‡	10,225	105,366

Total Investments (117.2%) (Cost $118,237)		119,033
Other Assets Less Liabilities (-17.2%)		(17,449)

Net Assets (100%)		$101,584

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$1,561	$1,745	$1,065	$2,457	$—	$33
AXA Tactical Manager 400 Portfolio	434	499	301	696	—	13
AXA Tactical Manager 500 Portfolio	5,183	5,983	3,647	8,248	—	128
AXA Tactical Manager International Portfolio	1,403	1,745	1,065	2,266	—	24
EQ/Intermediate Government Bond Index Portfolio	72,646	89,741	56,490	105,366	—	1

	$81,227	$99,713	$62,568	$119,033	$—	$199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$119,033	$—	$119,033

Total Assets	$—	$119,033	$—	$119,033

Total Liabilities	$—	$—	$—	$—

Total	$—	$119,033	$—	$119,033

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$99,713
Net Proceeds of Sales and Redemptions:
Investment Companies	$62,767

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,376
Aggregate gross unrealized depreciation	(676)

Net unrealized appreciation	$700

Federal income tax cost of investments	$118,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	834,128	$12,504,579
AXA Tactical Manager 400 Portfolio‡	207,989	3,252,789
AXA Tactical Manager 500 Portfolio‡	3,091,574	45,168,585
AXA Tactical Manager International Portfolio‡	946,791	10,901,961
EQ/AllianceBernstein Short-Term Bond Portfolio‡	4,798,440	45,185,289
EQ/Core Bond Index Portfolio‡	10,484,640	105,190,009
EQ/Intermediate Government Bond Index Portfolio‡	12,204,488	125,764,764

Total Investments (100.2%) (Cost $342,295,282)		347,967,976
Other Assets Less Liabilities (-0.2%)		(752,456)

Net Assets (100%)		$347,215,520

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$10,811,045	$1,324,157	$955,760	$12,504,579	$—	$219
AXA Tactical Manager 400 Portfolio	3,459,859	335,407	961,939	3,252,789	—	97
AXA Tactical Manager 500 Portfolio	39,497,525	4,452,710	3,748,071	45,168,585	—	(4,435)
AXA Tactical Manager International Portfolio	9,415,868	1,144,384	677,148	10,901,961	—	841
EQ/AllianceBernstein Short-Term Bond Portfolio	39,258,778	5,703,490	213,002	45,185,289	—	(18)
EQ/Core Bond Index Portfolio	123,628,750	16,187,775	35,304,206	105,190,009	—	(4,349)
EQ/Intermediate Government Bond Index Portfolio	83,397,408	45,116,630	2,055,551	125,764,764	—	(89)

	$309,469,233	$74,264,553	$43,915,677	$347,967,976	$—	$(7,734)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$347,967,976	$—	$347,967,976

Total Assets	$—	$347,967,976	$—	$347,967,976

Total Liabilities	$—	$—	$—	$—

Total	$—	$347,967,976	$—	$347,967,976

Investment security transactions for the three months ended March 31,2012 were as follows:

Cost of Purchases:
Investment Companies	$74,264,553
Net Proceeds of Sales and Redemptions:
Investment Companies	$43,907,943

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,134,361
Aggregate gross unrealized depreciation	(2,516,459)

Net unrealized appreciation	$5,617,902

Federal income tax cost of investments	$342,350,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	2,490,850	$37,340,844
AXA Tactical Manager 400 Portfolio‡	423,983	6,630,792
AXA Tactical Manager 500 Portfolio‡	9,740,149	142,305,742
AXA Tactical Manager International Portfolio‡	2,963,959	34,128,939
EQ/AllianceBernstein Short-Term Bond Portfolio‡	5,517,406	51,955,547
EQ/Core Bond Index Portfolio‡	12,264,850	123,050,455
EQ/Intermediate Government Bond Index Portfolio‡	14,009,886	144,369,023

Total Investments (99.9%) (Cost $521,384,225)		539,781,342
Other Assets Less Liabilities (0.1%)		325,862

Net Assets (100%)		$540,107,204

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$31,995,307	$3,861,520	$2,394,123	$37,340,844	$—	$(4,446)
AXA Tactical Manager 400 Portfolio	9,217,335	822,317	4,436,333	6,630,792	—	(23,491)
AXA Tactical Manager 500 Portfolio	121,006,267	12,849,461	6,915,879	142,305,742	—	1,220
AXA Tactical Manager International Portfolio	28,749,749	3,342,857	1,077,068	34,128,939	—	264
EQ/AllianceBernstein Short-Term Bond Portfolio	43,324,542	8,266,336	119,761	51,955,547	—	18
EQ/Core Bond Index Portfolio	137,456,130	20,143,426	35,293,319	123,050,455	—	(6,487)
EQ/Intermediate Government Bond Index Portfolio	93,623,474	51,880,306	331,081	144,369,023	—	17

	$465,372,804	$101,166,223	$50,567,564	$539,781,342	$—	$(32,905)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$539,781,342	$—	$539,781,342

Total Assets	$—	$539,781,342	$—	$539,781,342

Total Liabilities	$—	$—	$—	$—

Total	$—	$539,781,342	$—	$539,781,342

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$101,166,223
Net Proceeds of Sales and Redemptions:
Investment Companies	$50,534,659

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,492,533
Aggregate gross unrealized depreciation	(3,161,833)

Net unrealized appreciation	$18,330,700

Federal income tax cost of investments	$521,450,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	6,344,375	$95,109,834
AXA Tactical Manager 400 Portfolio‡	1,042,437	16,302,945
AXA Tactical Manager 500 Portfolio‡	24,206,804	353,666,791
AXA Tactical Manager International Portfolio‡	7,333,058	84,437,579
EQ/AllianceBernstein Short-Term Bond Portfolio‡	8,973,342	84,498,927
EQ/Core Bond Index Portfolio‡	20,492,200	205,593,580
EQ/Intermediate Government Bond Index Portfolio‡	23,201,857	239,090,414

Total Investments (99.9%) (Cost $1,035,489,430)		1,078,700,070
Other Assets Less Liabilities (0.1%)		815,518

Net Assets (100%)		$1,079,515,588

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$81,095,560	$10,180,991	$6,027,657	$95,109,834	$—	$(5,072)
AXA Tactical Manager 400 Portfolio	19,896,818	1,999,293	8,001,040	16,302,945	—	(96,285)
AXA Tactical Manager 500 Portfolio	294,586,125	33,758,888	12,270,801	353,666,791	—	1,709
AXA Tactical Manager International Portfolio	70,418,420	8,939,037	2,519,383	84,437,579	—	230
EQ/AllianceBernstein Short-Term Bond Portfolio	70,423,845	13,288,258	—	84,498,927	—	—
EQ/Core Bond Index Portfolio	224,637,694	36,311,010	56,545,180	205,593,580	—	(2,773)
EQ/Intermediate Government Bond Index Portfolio	150,782,296	89,691,832	55,860	239,090,414	—	9

	$911,840,758	$194,169,309	$85,419,921	$1,078,700,070	$—	$(102,182)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,078,700,070	$—	$1,078,700,070

Total Assets	$—	$1,078,700,070	$—	$1,078,700,070

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,078,700,070	$—	$1,078,700,070

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$194,169,309
Net Proceeds of Sales and Redemptions:
Investment Companies	$85,317,739

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,138,805
Aggregate gross unrealized depreciation	(6,028,390)

Net unrealized appreciation	$43,110,415

Federal income tax cost of investments	$1,035,589,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	19,113,216	$286,530,170
AXA Tactical Manager 400 Portfolio‡	3,089,439	48,316,570
AXA Tactical Manager 500 Portfolio‡	71,492,541	1,044,521,916
AXA Tactical Manager International Portfolio‡	21,655,974	249,360,907
EQ/AllianceBernstein Short-Term Bond Portfolio‡	17,896,951	168,529,527
EQ/Core Bond Index Portfolio‡	40,586,948	407,199,624
EQ/Intermediate Government Bond Index Portfolio‡	45,472,700	468,586,910

Total Investments (100.0%) (Cost $2,554,167,155)		2,673,045,624
Other Assets Less Liabilities (0.0%)		(1,325,894)

Net Assets (100%)		$2,671,719,730

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$246,886,562	$24,184,753	$14,564,656	$286,530,170	$—	$(20,799)
AXA Tactical Manager 400 Portfolio	53,756,689	4,411,474	16,369,486	48,316,570	—	(160,905)
AXA Tactical Manager 500 Portfolio	886,349,165	80,826,643	34,645,519	1,044,521,916	—	(4,413)
AXA Tactical Manager International Portfolio	209,147,520	20,849,913	3,037,304	249,360,907	—	(121)
EQ/AllianceBernstein Short-Term Bond Portfolio	143,630,522	23,300,437	—	168,529,527	—	—
EQ/Core Bond Index Portfolio	451,251,458	64,651,597	111,078,833	407,199,624	—	1,254
EQ/Intermediate Government Bond Index Portfolio	294,956,562	176,302,096	70,551	468,586,910	—	2

	$2,285,978,478	$394,526,913	$179,766,349	$2,673,045,624	$—	$(184,982)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,673,045,624	$—	$2,673,045,624

Total Assets	$—	$2,673,045,624	$—	$2,673,045,624

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,673,045,624	$—	$2,673,045,624

Investment security transactions for the three months ended March 31,2012 were as follows:

Cost of Purchases:
Investment Companies	$394,526,913
Net Proceeds of Sales and Redemptions:
Investment Companies	$179,581,367

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,790,193
Aggregate gross unrealized depreciation	(16,118,671)

Net unrealized appreciation	$118,671,522

Federal income tax cost of investments	$2,554,374,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	7,208,576	$108,065,250
AXA Tactical Manager 400 Portfolio‡	1,289,555	20,167,697
AXA Tactical Manager 500 Portfolio‡	27,088,161	395,764,050
AXA Tactical Manager International Portfolio‡	8,125,798	93,565,698
EQ/AllianceBernstein Short-Term Bond Portfolio‡	4,305,502	40,543,456
EQ/Core Bond Index Portfolio‡	9,897,200	99,296,360
EQ/Intermediate Government Bond Index Portfolio‡	10,954,451	112,883,387

Total Investments (99.7%) (Cost $811,916,008)		870,285,898
Other Assets Less Liabilities (0.3%)		2,403,836

Net Assets (100%)		$872,689,734

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$93,522,335	$8,322,129	$5,158,520	$108,065,250	$—	$(2,153)
AXA Tactical Manager 400 Portfolio	20,343,597	1,451,934	4,247,008	20,167,697	—	(17,504)
AXA Tactical Manager 500 Portfolio	333,245,560	28,029,314	7,509,363	395,764,050	—	1,045
AXA Tactical Manager International Portfolio	79,947,231	7,252,321	2,135,669	93,565,698	—	47
EQ/AllianceBernstein Short-Term Bond Portfolio	35,676,885	4,471,902	—	40,543,456	—	—
EQ/Core Bond Index Portfolio	114,496,749	15,790,923	31,611,548	99,296,360	—	(25,677)
EQ/Intermediate Government Bond Index Portfolio	65,490,197	48,190,268	162,270	112,883,387	—	(1)

	$742,722,554	$113,508,791	$50,824,378	$870,285,898	$—	$(44,243)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$870,285,898	$—	$870,285,898

Total Assets	$—	$870,285,898	$—	$870,285,898

Total Liabilities	$—	$—	$—	$—

Total	$—	$870,285,898	$—	$870,285,898

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$113,508,791
Net Proceeds of Sales and Redemptions:
Investment Companies	$50,780,135

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,161,062
Aggregate gross unrealized depreciation	(4,848,796)

Net unrealized appreciation	$58,312,266

Federal income tax cost of investments	$811,973,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	49,908,415	$437,991,093
EQ/Mutual Large Cap Equity Portfolio‡	50,642,501	466,566,993
EQ/Templeton Global Equity Portfolio‡	52,671,308	455,116,565

Total Investments (99.9%) (Cost $1,392,647,328)		1,359,674,651
Other Assets Less Liabilities (0.1%)		1,393,104

Net Assets (100%)		$1,361,067,755

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$420,427,938	$1,457,260	$9,200,240	$437,991,093	$—	$341,814
EQ/Mutual Large Cap Equity Portfolio	429,965,259	1,457,260	9,568,110	466,566,993	—	(26,056)
EQ/Templeton Global Equity Portfolio	416,241,300	1,457,305	9,557,921	455,116,565	—	(15,581)

	$1,266,634,497	$4,371,825	$28,326,271	$1,359,674,651	$—	$300,177

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,359,674,651	$—	$1,359,674,651

Total Assets	$—	$1,359,674,651	$—	$1,359,674,651

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,359,674,651	$—	$1,359,674,651

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$4,371,825
Net Proceeds of Sales and Redemptions:
Investment Companies	$28,626,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,245,039
Aggregate gross unrealized depreciation	(36,797,595)

Net unrealized depreciation	$(35,552,556)

Federal income tax cost of investments	$1,395,227,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$4,305,104
iShares MSCI Austria Investable Market Index Fund	7,741	127,107
iShares MSCI Belgium Investable Market Index Fund	29,239	360,809
iShares MSCI EAFE Growth Index Fund	209,809	12,303,200
iShares MSCI EAFE Index Fund	1,979,741	108,687,781
iShares MSCI EAFE Value Index Fund	256,910	12,072,201
iShares MSCI France Index Fund	300,106	6,623,339
iShares MSCI Germany Index Fund	241,823	5,627,221
iShares MSCI Hong Kong Index Fund	94,164	1,642,220
iShares MSCI Israel Capped Investable Market Index Fund	21,700	934,619
iShares MSCI Italy Index Fund	75,680	989,894
iShares MSCI Japan Index Fund	2,763,132	28,128,684
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,267,848
iShares MSCI Pacific ex-Japan Index Fund	278,156	12,105,349
iShares MSCI Singapore Index Fund	95,814	1,235,043
iShares MSCI Spain Index Fund	52,132	1,527,468
iShares MSCI Sweden Index Fund	69,584	2,018,632
iShares MSCI Switzerland Index Fund	211,733	5,299,677
iShares MSCI United Kingdom Index Fund	822,900	14,236,170
iShares S&P Europe 350 Index Fund	1,122,834	41,937,850
SPDR DJ EURO Stoxx 50 Fund	10,560	342,778
Vanguard MSCI EAFE ETF	1,031,600	35,105,348

Total Investments (99.8%) (Cost $231,451,249)		296,878,342
Other Assets Less Liabilities (0.2%)		703,372

Net Assets (100%)		$297,581,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$296,878,342	$—	$—	$296,878,342

Total Assets	$296,878,342	$—	$—	$296,878,342

Total Liabilities	$—	$—	$—	$—

Total	$296,878,342	$—	$—	$296,878,342

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$—
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,701,247

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,412,270
Aggregate gross unrealized depreciation	(2,984,271)

Net unrealized appreciation	$65,427,999

Federal income tax cost of investments	$231,450,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Auto Components (0.2%)
BorgWarner, Inc.*	13,346	$1,125,602
Goodyear Tire & Rubber Co.*	29,905	335,534
Johnson Controls, Inc.	83,242	2,703,700

		4,164,836

Automobiles (0.3%)
Ford Motor Co.	464,753	5,804,765
Harley-Davidson, Inc.	27,948	1,371,688

		7,176,453

Distributors (0.1%)
Genuine Parts Co.	19,048	1,195,262

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	13,754	531,455
DeVry, Inc.	7,305	247,420
H&R Block, Inc.	35,816	589,890

		1,368,765

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	55,384	1,776,719
Chipotle Mexican Grill, Inc.*	3,823	1,598,014
Darden Restaurants, Inc.	15,706	803,519
International Game Technology	36,378	610,786
Marriott International, Inc., Class A	32,660	1,236,181
McDonald’s Corp.	124,548	12,218,159
Starbucks Corp.	92,125	5,148,866
Starwood Hotels & Resorts Worldwide, Inc.	23,980	1,352,712
Wyndham Worldwide Corp.	17,846	830,017
Wynn Resorts Ltd.	9,711	1,212,710
Yum! Brands, Inc.	56,299	4,007,363

		30,795,046

Household Durables (0.2%)
D.R. Horton, Inc.	34,097	517,252
Harman International Industries, Inc.	8,582	401,723
Leggett & Platt, Inc.	17,122	393,977
Lennar Corp., Class A	19,846	539,414
Newell Rubbermaid, Inc.	35,265	628,070
PulteGroup, Inc.*	41,171	364,363
Whirlpool Corp.	9,368	720,025

		3,564,824

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	44,516	9,014,935
Expedia, Inc.	11,603	388,004
Netflix, Inc.*	6,777	779,626
priceline.com, Inc.*	6,089	4,368,858
TripAdvisor, Inc.*	11,587	413,308

		14,964,731

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	14,157	519,845
Mattel, Inc.	41,452	1,395,274

		1,915,119

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	26,498	388,991
CBS Corp., Class B	79,370	2,691,437
Comcast Corp., Class A	329,725	9,895,047
DIRECTV, Class A*	82,694	4,080,122
Discovery Communications, Inc., Class A*	31,611	1,599,517
Gannett Co., Inc.	28,972	444,141
Interpublic Group of Cos., Inc.	54,550	622,415
McGraw-Hill Cos., Inc.	33,994	1,647,689
News Corp., Class A	263,199	5,182,388
Omnicom Group, Inc.	33,358	1,689,583
Scripps Networks Interactive, Inc., Class A	11,674	568,407
Time Warner Cable, Inc.	38,406	3,130,089
Time Warner, Inc.	118,567	4,475,904
Viacom, Inc., Class B	66,049	3,134,685
Walt Disney Co.	219,169	9,595,219
Washington Post Co., Class B	586	218,912

		49,364,546

Multiline Retail (0.6%)
Big Lots, Inc.*	8,022	345,106
Dollar Tree, Inc.*	14,554	1,375,207
Family Dollar Stores, Inc.	14,400	911,232
J.C. Penney Co., Inc.	17,688	626,686
Kohl’s Corp.	30,989	1,550,380
Macy’s, Inc.	50,648	2,012,245
Nordstrom, Inc.	19,547	1,089,159
Sears Holdings Corp.*	4,679	309,984
Target Corp.	82,123	4,785,307

		13,005,306

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	10,472	519,516
AutoNation, Inc.*	5,485	188,190
AutoZone, Inc.*	3,334	1,239,581
Bed Bath & Beyond, Inc.*	28,950	1,904,042
Best Buy Co., Inc.	34,698	821,649
CarMax, Inc.*	27,707	960,048
GameStop Corp., Class A	16,682	364,335
Gap, Inc.	40,603	1,061,362
Home Depot, Inc.	188,502	9,483,536
Limited Brands, Inc.	30,077	1,443,696
Lowe’s Cos., Inc.	151,749	4,761,884
O’Reilly Automotive, Inc.*	15,568	1,422,137
Ross Stores, Inc.	27,958	1,624,360
Staples, Inc.	84,874	1,373,261
Tiffany & Co.	15,524	1,073,174
TJX Cos., Inc.	92,233	3,662,572
Urban Outfitters, Inc.*	13,577	395,226

		32,298,569

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	35,188	2,719,329
NIKE, Inc., Class B	44,893	4,868,197
Ralph Lauren Corp.	7,903	1,377,730
VF Corp.	10,684	1,559,650

		10,524,906

Total Consumer Discretionary		170,338,363

Consumer Staples (7.9%)
Beverages (1.8%)
Beam, Inc.	19,164	1,122,436
Brown-Forman Corp., Class B	12,147	1,012,938
Coca-Cola Co.	276,743	20,481,749
Coca-Cola Enterprises, Inc.	36,724	1,050,306
Constellation Brands, Inc., Class A*	20,998	495,343
Dr. Pepper Snapple Group, Inc.	25,932	1,042,726
Molson Coors Brewing Co., Class B	19,205	869,026
PepsiCo, Inc.	192,057	12,742,982

		38,817,506

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	53,183	4,829,016
CVS Caremark Corp.	159,254	7,134,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	70,282	$1,702,933
Safeway, Inc.	32,771	662,302
SUPERVALU, Inc.	25,956	148,209
Sysco Corp.	71,481	2,134,423
Walgreen Co.	106,811	3,577,100
Wal-Mart Stores, Inc.	213,573	13,070,668
Whole Foods Market, Inc.	19,847	1,651,270

		34,910,500

Food Products (1.3%)
Archer-Daniels-Midland Co.	80,904	2,561,421
Campbell Soup Co.	21,825	738,776
ConAgra Foods, Inc.	50,451	1,324,843
Dean Foods Co.*	22,528	272,814
General Mills, Inc.	78,828	3,109,765
H.J. Heinz Co.	39,116	2,094,662
Hershey Co.	18,752	1,150,060
Hormel Foods Corp.	16,789	495,611
J.M. Smucker Co.	13,862	1,127,812
Kellogg Co.	30,135	1,616,140
Kraft Foods, Inc., Class A	216,219	8,218,484
McCormick & Co., Inc. (Non-Voting)	16,269	885,522
Mead Johnson Nutrition Co.	24,904	2,054,082
Sara Lee Corp.	72,340	1,557,480
Tyson Foods, Inc., Class A	35,643	682,564

		27,890,036

Household Products (1.6%)
Clorox Co.	15,872	1,091,200
Colgate-Palmolive Co.	58,643	5,734,113
Kimberly-Clark Corp.	48,139	3,556,991
Procter & Gamble Co.	336,806	22,636,731

		33,019,035

Personal Products (0.1%)
Avon Products, Inc.	52,697	1,020,214
Estee Lauder Cos., Inc., Class A	27,496	1,703,102

		2,723,316

Tobacco (1.4%)
Altria Group, Inc.	250,143	7,721,914
Lorillard, Inc.	16,141	2,089,937
Philip Morris International, Inc.	210,550	18,656,836
Reynolds American, Inc.	40,861	1,693,280

		30,161,967

Total Consumer Staples		167,522,360

Energy (8.3%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	53,506	2,244,042
Cameron International Corp.*	30,102	1,590,289
Diamond Offshore Drilling, Inc.	8,500	567,375
FMC Technologies, Inc.*	29,234	1,473,978
Halliburton Co.	112,862	3,745,890
Helmerich & Payne, Inc.	13,131	708,417
Nabors Industries Ltd.*	35,300	617,397
National Oilwell Varco, Inc.	51,874	4,122,427
Noble Corp.*	30,835	1,155,387
Rowan Cos., Inc.*	15,111	497,605
Schlumberger Ltd.	163,093	11,405,094

		28,127,901

Oil, Gas & Consumable Fuels (6.9%)
Alpha Natural Resources, Inc.*	26,904	409,210
Anadarko Petroleum Corp.	60,948	4,774,666
Apache Corp.	46,995	4,720,178
Cabot Oil & Gas Corp.	25,658	799,760
Chesapeake Energy Corp.	81,010	1,877,002
Chevron Corp.	241,742	25,924,412
ConocoPhillips	156,480	11,894,045
Consol Energy, Inc.	27,769	946,923
Denbury Resources, Inc.*	47,724	870,008
Devon Energy Corp.	49,413	3,514,253
El Paso Corp.	94,505	2,792,623
EOG Resources, Inc.	32,904	3,655,634
EQT Corp.	18,280	881,279
Exxon Mobil Corp.	576,330	49,985,101
Hess Corp.	36,999	2,181,091
Marathon Oil Corp.	86,076	2,728,609
Marathon Petroleum Corp.	42,506	1,843,060
Murphy Oil Corp.	23,707	1,333,993
Newfield Exploration Co.*	16,200	561,816
Noble Energy, Inc.	21,636	2,115,568
Occidental Petroleum Corp.	99,175	9,444,435
Peabody Energy Corp.	33,292	964,136
Pioneer Natural Resources Co.	15,072	1,681,884
QEP Resources, Inc.	21,704	661,972
Range Resources Corp.	19,301	1,122,160
Southwestern Energy Co.*	42,681	1,306,039
Spectra Energy Corp.	79,622	2,512,074
Sunoco, Inc.	13,062	498,315
Tesoro Corp.*	16,999	456,253
Valero Energy Corp.	67,874	1,749,113
Williams Cos., Inc.	72,412	2,231,014
WPX Energy, Inc.*	24,288	437,427

		146,874,053

Total Energy		175,001,954

Financials (11.0%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	27,134	1,550,165
Bank of New York Mellon Corp.	147,321	3,554,856
BlackRock, Inc.	12,273	2,514,738
Charles Schwab Corp.	132,140	1,898,852
E*TRADE Financial Corp.*	31,049	339,987
Federated Investors, Inc., Class B	11,291	253,031
Franklin Resources, Inc.	17,428	2,161,595
Goldman Sachs Group, Inc.	60,517	7,526,499
Invesco Ltd.	54,556	1,455,009
Legg Mason, Inc.	15,207	424,731
Morgan Stanley	186,299	3,658,912
Northern Trust Corp.	29,483	1,398,968
State Street Corp.	59,654	2,714,257
T. Rowe Price Group, Inc.	30,996	2,024,039

		31,475,639

Commercial Banks (2.1%)
BB&T Corp.	85,257	2,676,217
Comerica, Inc.	24,166	782,012
Fifth Third Bancorp	112,483	1,580,386
First Horizon National Corp.	31,352	325,434
Huntington Bancshares, Inc./Ohio	105,696	681,739
KeyCorp	116,533	990,531
M&T Bank Corp.	15,457	1,342,904
PNC Financial Services Group, Inc.	64,511	4,160,314
Regions Financial Corp.	154,086	1,015,427
SunTrust Banks, Inc.	65,095	1,573,346
U.S. Bancorp	233,667	7,402,571
Wells Fargo & Co.	644,809	22,013,779
Zions Bancorp	22,518	483,236

		45,027,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.7%)
American Express Co.	124,093	$7,180,021
Capital One Financial Corp.	67,674	3,772,149
Discover Financial Services	64,809	2,160,732
SLM Corp.	62,280	981,533

		14,094,435

Diversified Financial Services (2.5%)
Bank of America Corp.	1,312,351	12,559,199
Citigroup, Inc.	358,115	13,089,103
CME Group, Inc.	8,125	2,350,806
IntercontinentalExchange, Inc.*	8,876	1,219,740
JPMorgan Chase & Co.	466,785	21,462,774
Leucadia National Corp.	24,225	632,273
Moody’s Corp.	23,985	1,009,768
NASDAQ OMX Group, Inc.*	15,265	395,364
NYSE Euronext	31,585	947,866

		53,666,893

Insurance (2.6%)
ACE Ltd.	41,227	3,017,816
Aflac, Inc.	57,116	2,626,765
Allstate Corp.	60,931	2,005,849
American International Group, Inc.*	65,789	2,028,275
Aon Corp.	39,763	1,950,773
Assurant, Inc.	10,700	433,350
Berkshire Hathaway, Inc., Class B*	214,992	17,446,601
Chubb Corp.	33,153	2,291,204
Cincinnati Financial Corp.	19,844	684,816
Genworth Financial, Inc., Class A*	60,086	499,915
Hartford Financial Services Group, Inc.	53,832	1,134,779
Lincoln National Corp.	35,624	939,049
Loews Corp.	37,360	1,489,543
Marsh & McLennan Cos., Inc.	66,449	2,178,863
MetLife, Inc.	129,657	4,842,689
Principal Financial Group, Inc.	36,862	1,087,798
Progressive Corp.	74,775	1,733,284
Prudential Financial, Inc.	57,471	3,643,087
Torchmark Corp.	12,251	610,712
Travelers Cos., Inc.	48,065	2,845,448
Unum Group	35,536	869,921
XL Group plc	38,600	837,234

		55,197,771

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	48,143	3,033,972
Apartment Investment & Management Co. (REIT), Class A	14,813	391,211
AvalonBay Communities, Inc. (REIT)	11,642	1,645,597
Boston Properties, Inc. (REIT)	18,132	1,903,679
Equity Residential (REIT)	36,713	2,298,968
HCP, Inc. (REIT)	50,076	1,975,999
Health Care REIT, Inc. (REIT)	25,712	1,413,131
Host Hotels & Resorts, Inc. (REIT)	86,520	1,420,658
Kimco Realty Corp. (REIT)	49,765	958,474
Plum Creek Timber Co., Inc. (REIT)	19,737	820,270
ProLogis, Inc. (REIT)	56,123	2,021,550
Public Storage (REIT)	17,384	2,401,947
Simon Property Group, Inc. (REIT)	37,448	5,455,425
Ventas, Inc. (REIT)	35,328	2,017,229
Vornado Realty Trust (REIT)	22,631	1,905,530
Weyerhaeuser Co. (REIT)	65,603	1,438,018

		31,101,658

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	40,102	800,436

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	64,510	471,568
People’s United Financial, Inc.	43,920	581,501

		1,053,069

Total Financials		232,417,797

Health Care (8.4%)
Biotechnology (0.9%)
Amgen, Inc.	96,776	6,579,800
Biogen Idec, Inc.*	29,191	3,677,190
Celgene Corp.*	53,657	4,159,491
Gilead Sciences, Inc.*	92,604	4,523,705

		18,940,186

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	68,519	4,096,066
Becton, Dickinson and Co.	25,691	1,994,906
Boston Scientific Corp.*	177,470	1,061,271
C.R. Bard, Inc.	10,279	1,014,743
CareFusion Corp.*	27,484	712,660
Covidien plc	59,102	3,231,697
DENTSPLY International, Inc.	17,369	697,018
Edwards Lifesciences Corp.*	14,060	1,022,584
Intuitive Surgical, Inc.*	4,806	2,603,651
Medtronic, Inc.	127,243	4,986,653
St. Jude Medical, Inc.	39,185	1,736,287
Stryker Corp.	39,602	2,197,119
Varian Medical Systems, Inc.*	13,816	952,751
Zimmer Holdings, Inc.	21,781	1,400,083

		27,707,489

Health Care Providers & Services (1.6%)
Aetna, Inc.	42,847	2,149,206
AmerisourceBergen Corp.	31,528	1,251,031
Cardinal Health, Inc.	42,270	1,822,260
Cigna Corp.	35,035	1,725,474
Coventry Health Care, Inc.	17,265	614,116
DaVita, Inc.*	11,458	1,033,168
Express Scripts, Inc.*	59,278	3,211,682
Humana, Inc.	20,060	1,855,149
Laboratory Corp. of America Holdings*	11,886	1,088,044
McKesson Corp.	30,094	2,641,350
Medco Health Solutions, Inc.*	47,460	3,336,438
Patterson Cos., Inc.	10,706	357,580
Quest Diagnostics, Inc.	19,361	1,183,925
Tenet Healthcare Corp.*	50,134	266,212
UnitedHealth Group, Inc.	127,778	7,531,235
WellPoint, Inc.	40,933	3,020,855

		33,087,725

Health Care Technology (0.1%)
Cerner Corp.*	17,844	1,358,999

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	42,507	1,891,987
Life Technologies Corp.*	21,798	1,064,178
PerkinElmer, Inc.	13,874	383,755
Thermo Fisher Scientific, Inc.	44,736	2,522,216
Waters Corp.*	10,890	1,009,067

		6,871,203

Pharmaceuticals (4.2%)
Abbott Laboratories	192,267	11,784,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Allergan, Inc.	37,227	$3,552,573
Bristol-Myers Squibb Co.	206,421	6,966,709
Eli Lilly and Co.	124,867	5,028,394
Forest Laboratories, Inc.*	32,469	1,126,350
Hospira, Inc.*	20,144	753,184
Johnson & Johnson	335,667	22,140,595
Merck & Co., Inc.	372,220	14,293,248
Mylan, Inc.*	52,205	1,224,207
Perrigo Co.	11,409	1,178,664
Pfizer, Inc.	921,806	20,888,124
Watson Pharmaceuticals, Inc.*	15,550	1,042,783

		89,978,875

Total Health Care		177,944,477

Industrials (7.7%)
Aerospace & Defense (1.9%)
Boeing Co.	91,186	6,781,503
General Dynamics Corp.	43,632	3,201,716
Goodrich Corp.	15,383	1,929,644
Honeywell International, Inc.	94,811	5,788,212
L-3 Communications Holdings, Inc.	12,103	856,529
Lockheed Martin Corp.	32,598	2,929,256
Northrop Grumman Corp.	30,892	1,886,883
Precision Castparts Corp.	17,750	3,068,975
Raytheon Co.	41,560	2,193,537
Rockwell Collins, Inc.	18,174	1,046,095
Textron, Inc.	34,195	951,647
United Technologies Corp.	111,294	9,230,724

		39,864,721

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	19,974	1,308,097
Expeditors International of Washington, Inc.	25,933	1,206,144
FedEx Corp.	38,455	3,536,322
United Parcel Service, Inc., Class B	117,232	9,462,967

		15,513,530

Airlines (0.0%)
Southwest Airlines Co.	94,511	778,771

Building Products (0.0%)
Masco Corp.	43,690	584,135

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	13,012	392,052
Cintas Corp.	13,484	527,494
Iron Mountain, Inc.	20,920	602,496
Pitney Bowes, Inc.	24,430	429,479
R.R. Donnelley & Sons Co.	21,827	270,437
Republic Services, Inc.	38,465	1,175,490
Stericycle, Inc.*	10,365	866,929
Waste Management, Inc.	56,417	1,972,338

		6,236,715

Construction & Engineering (0.1%)
Fluor Corp.	20,666	1,240,787
Jacobs Engineering Group, Inc.*	15,712	697,141
Quanta Services, Inc.*	25,842	540,098

		2,478,026

Electrical Equipment (0.4%)
Cooper Industries plc	19,382	1,239,479
Emerson Electric Co.	89,806	4,686,077
Rockwell Automation, Inc.	17,412	1,387,736
Roper Industries, Inc.	11,848	1,174,848

		8,488,140

Industrial Conglomerates (1.9%)
3M Co.	84,928	7,576,427
Danaher Corp.	69,958	3,917,648
General Electric Co.	1,293,870	25,967,971
Tyco International Ltd.	56,367	3,166,698

		40,628,744

Machinery (1.5%)
Caterpillar, Inc.	79,180	8,434,254
Cummins, Inc.	23,469	2,817,219
Deere & Co.	49,135	3,975,021
Dover Corp.	22,457	1,413,443
Eaton Corp.	40,927	2,039,392
Flowserve Corp.	6,664	769,759
Illinois Tool Works, Inc.	59,156	3,378,991
Ingersoll-Rand plc	36,363	1,503,610
Joy Global, Inc.	12,940	951,090
PACCAR, Inc.	43,639	2,043,614
Pall Corp.	14,112	841,498
Parker Hannifin Corp.	18,452	1,560,117
Snap-on, Inc.	7,140	435,326
Stanley Black & Decker, Inc.	20,732	1,595,535
Xylem, Inc.	22,588	626,817

		32,385,686

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,835	494,400
Equifax, Inc.	14,655	648,630
Robert Half International, Inc.	17,381	526,644

		1,669,674

Road & Rail (0.6%)
CSX Corp.	128,671	2,769,000
Norfolk Southern Corp.	40,369	2,657,491
Ryder System, Inc.	6,257	330,370
Union Pacific Corp.	58,702	6,309,291

		12,066,152

Trading Companies & Distributors (0.2%)
Fastenal Co.	36,107	1,953,389
W.W. Grainger, Inc.	7,458	1,602,053

		3,555,442

Total Industrials		164,249,736

Information Technology (15.1%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	658,590	13,929,179
F5 Networks, Inc.*	9,684	1,306,953
Harris Corp.	13,924	627,694
JDS Uniphase Corp.*	28,105	407,241
Juniper Networks, Inc.*	64,364	1,472,648
Motorola Mobility Holdings, Inc.*	32,231	1,264,744
Motorola Solutions, Inc.	35,978	1,828,762
QUALCOMM, Inc.	206,826	14,068,305

		34,905,526

Computers & Peripherals (4.2%)
Apple, Inc.*	114,010	68,345,575
Dell, Inc.*	186,725	3,099,635
EMC Corp.*	251,050	7,501,374
Hewlett-Packard Co.	241,664	5,758,853
Lexmark International, Inc., Class A	8,663	287,958
NetApp, Inc.*	44,386	1,987,161
SanDisk Corp.*	29,640	1,469,848
Western Digital Corp.*	28,606	1,184,002

		89,634,406

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	19,972	1,193,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	186,094	$2,620,204
FLIR Systems, Inc.	18,836	476,739
Jabil Circuit, Inc.	22,546	566,355
Molex, Inc.	16,791	472,163
TE Connectivity Ltd.	52,113	1,915,153

		7,244,340

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	21,741	797,895
eBay, Inc.*	140,053	5,166,555
Google, Inc., Class A*	31,011	19,885,493
VeriSign, Inc.	19,506	747,860
Yahoo!, Inc.*	148,417	2,258,907

		28,856,710

IT Services (2.9%)
Accenture plc, Class A	79,140	5,104,530
Automatic Data Processing, Inc.	59,987	3,310,683
Cognizant Technology Solutions Corp., Class A*	37,097	2,854,614
Computer Sciences Corp.	18,962	567,722
Fidelity National Information Services, Inc.	28,677	949,782
Fiserv, Inc.*	16,947	1,175,952
International Business Machines Corp.	141,681	29,561,741
Mastercard, Inc., Class A	12,995	5,464,917
Paychex, Inc.	39,442	1,222,308
SAIC, Inc.*	33,795	446,094
Teradata Corp.*	20,470	1,395,031
Total System Services, Inc.	19,632	452,910
Visa, Inc., Class A	60,828	7,177,704
Western Union Co.	75,854	1,335,030

		61,019,018

Office Electronics (0.1%)
Xerox Corp.	162,862	1,315,925

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	71,745	575,395
Altera Corp.	39,420	1,569,704
Analog Devices, Inc.	36,419	1,471,328
Applied Materials, Inc.	157,878	1,964,002
Broadcom Corp., Class A*	59,978	2,357,136
First Solar, Inc.*	7,191	180,135
Intel Corp.	610,908	17,172,624
KLA-Tencor Corp.	20,388	1,109,515
Linear Technology Corp.	28,000	943,600
LSI Corp.*	69,305	601,567
Microchip Technology, Inc.	23,485	873,642
Micron Technology, Inc.*	120,790	978,399
Novellus Systems, Inc.*	8,637	431,073
NVIDIA Corp.*	74,670	1,149,171
Teradyne, Inc.*	22,800	385,092
Texas Instruments, Inc.	140,007	4,705,635
Xilinx, Inc.	32,017	1,166,379

		37,634,397

Software (2.8%)
Adobe Systems, Inc.*	60,382	2,071,707
Autodesk, Inc.*	27,623	1,169,005
BMC Software, Inc.*	20,082	806,493
CA, Inc.	44,538	1,227,467
Citrix Systems, Inc.*	22,692	1,790,626
Electronic Arts, Inc.*	40,522	667,803
Intuit, Inc.	36,061	2,168,348
Microsoft Corp.	913,157	29,449,313
Oracle Corp.	479,354	13,977,963
Red Hat, Inc.*	23,617	1,414,422
Salesforce.com, Inc.*	16,630	2,569,501
Symantec Corp.*	89,196	1,667,965

		58,980,613

Total Information Technology		319,590,935

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	25,753	2,364,125
Airgas, Inc.	8,404	747,704
CF Industries Holdings, Inc.	8,006	1,462,296
Dow Chemical Co.	144,947	5,020,964
E.I. du Pont de Nemours & Co.	113,995	6,030,335
Eastman Chemical Co.	16,749	865,756
Ecolab, Inc.	35,616	2,198,219
FMC Corp.	8,540	904,044
International Flavors & Fragrances, Inc.	9,896	579,906
Monsanto Co.	65,470	5,221,887
Mosaic Co.	36,413	2,013,275
PPG Industries, Inc.	18,587	1,780,635
Praxair, Inc.	36,489	4,183,099
Sherwin-Williams Co.	10,572	1,148,859
Sigma-Aldrich Corp.	14,763	1,078,585

		35,599,689

Construction Materials (0.0%)
Vulcan Materials Co.	15,804	675,305

Containers & Packaging (0.1%)
Ball Corp.	19,090	818,579
Bemis Co., Inc.	12,606	407,048
Owens-Illinois, Inc.*	20,104	469,228
Sealed Air Corp.	23,485	453,495

		2,148,350

Metals & Mining (0.6%)
Alcoa, Inc.	130,363	1,306,237
Allegheny Technologies, Inc.	13,047	537,145
Cliffs Natural Resources, Inc.	17,365	1,202,700
Freeport-McMoRan Copper & Gold, Inc.	115,906	4,409,064
Newmont Mining Corp.	60,536	3,103,681
Nucor Corp.	38,749	1,664,270
Titanium Metals Corp.	10,068	136,522
United States Steel Corp.	17,609	517,176

		12,876,795

Paper & Forest Products (0.1%)
International Paper Co.	53,447	1,875,990
MeadWestvaco Corp.	20,905	660,389

		2,536,379

Total Materials		53,836,518

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	724,965	22,640,657
CenturyLink, Inc.	75,766	2,928,356
Frontier Communications Corp.	121,674	507,380
Verizon Communications, Inc.	346,726	13,255,335
Windstream Corp.	71,714	839,771

		40,171,499

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	30,613	1,632,898
MetroPCS Communications, Inc.*	35,905	323,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	366,519	$1,044,579

		3,001,340

Total Telecommunication Services		43,172,839

Utilities (2.5%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.	59,113	2,280,580
Duke Energy Corp.	163,345	3,431,878
Edison International	39,840	1,693,598
Entergy Corp.	21,597	1,451,318
Exelon Corp.	104,074	4,080,724
FirstEnergy Corp.	51,139	2,331,427
NextEra Energy, Inc.	50,894	3,108,606
Northeast Utilities	21,668	804,316
Pepco Holdings, Inc.	27,832	525,746
Pinnacle West Capital Corp.	13,360	639,944
PPL Corp.	70,829	2,001,628
Progress Energy, Inc.	36,099	1,917,218
Southern Co.	105,964	4,760,963

		29,027,946

Gas Utilities (0.1%)
AGL Resources, Inc.	14,319	561,591
ONEOK, Inc.	12,704	1,037,409

		1,599,000

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	78,670	1,028,217
NRG Energy, Inc.*	27,841	436,268

		1,464,485

Multi-Utilities (0.9%)
Ameren Corp.	29,669	966,616
CenterPoint Energy, Inc.	52,101	1,027,432
CMS Energy Corp.	31,459	692,098
Consolidated Edison, Inc.	35,813	2,092,195
Dominion Resources, Inc.	69,715	3,570,105
DTE Energy Co.	20,715	1,139,946
Integrys Energy Group, Inc.	9,573	507,273
NiSource, Inc.	34,505	840,197
PG&E Corp.	50,391	2,187,473
Public Service Enterprise Group, Inc.	61,880	1,894,147
SCANA Corp.	14,180	646,750
Sempra Energy	29,419	1,763,963
TECO Energy, Inc.	26,389	463,127
Wisconsin Energy Corp.	28,181	991,408
Xcel Energy, Inc.	59,529	1,575,733

		20,358,463

Total Utilities		52,449,894

Total Investments (73.4%) (Cost $1,336,291,924)		1,556,524,873
Other Assets Less Liabilities (26.6%)		564,211,976

Net Assets (100%)		$2,120,736,849

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	8,014	June-12	$541,171,015	$562,262,240	$21,091,225

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$170,338,363	$—	$—	$170,338,363
Consumer Staples	166,509,422	1,012,938	—	167,522,360
Energy	175,001,954	—	—	175,001,954
Financials	232,417,797	—	—	232,417,797
Health Care	177,944,477	—	—	177,944,477
Industrials	164,249,736	—	—	164,249,736
Information Technology	319,590,935	—	—	319,590,935
Materials	53,836,518	—	—	53,836,518
Telecommunication Services	43,172,839	—	—	43,172,839
Utilities	52,449,894	—	—	52,449,894
Futures	21,091,225	—	—	21,091,225

Total Assets	$1,576,603,160	$1,012,938	$—	$1,577,616,098

Total Liabilities	$—	$—	$—	$—

Total	$1,576,603,160	$1,012,938	$—	$1,577,616,098

(a)	A Security with a market value of $1,012,938 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	2,596	343
Purchases	—	—
Sales	(2,596)	(343)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$—	$—

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$153,905,186
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$263,330

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,602,882
Aggregate gross unrealized depreciation	(25,535,690)

Net unrealized appreciation	$220,067,192

Federal income tax cost of investments	$1,336,457,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.2%)
Gentex Corp.	13,697	$335,577

Automobiles (0.1%)
Thor Industries, Inc.	4,173	131,700

Distributors (0.3%)
LKQ Corp.*	14,000	436,380

Diversified Consumer Services (0.6%)
ITT Educational Services, Inc.*	1,866	123,417
Matthews International Corp., Class A	2,706	85,618
Regis Corp.	5,385	99,245
Service Corp. International	21,141	238,048
Sotheby’s, Inc.	6,424	252,720
Strayer Education, Inc.	1,085	102,294

		901,342

Hotels, Restaurants & Leisure (1.1%)
Bally Technologies, Inc.*	4,079	190,693
Bob Evans Farms, Inc.	2,798	105,541
Brinker International, Inc.	7,480	206,074
Cheesecake Factory, Inc.*	5,193	152,622
International Speedway Corp., Class A	2,695	74,786
Life Time Fitness, Inc.*	4,027	203,645
Panera Bread Co., Class A*	2,819	453,634
Scientific Games Corp., Class A*	5,525	64,422
Wendy’s Co.	28,133	140,946
WMS Industries, Inc.*	5,301	125,793

		1,718,156

Household Durables (1.0%)
American Greetings Corp., Class A	3,643	55,884
KB Home	6,873	61,170
M.D.C. Holdings, Inc.	3,570	92,070
Mohawk Industries, Inc.*	5,427	360,950
NVR, Inc.*	481	349,365
Toll Brothers, Inc.*	13,940	334,420
Tupperware Brands Corp.	5,351	339,788

		1,593,647

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,742	142,308

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.	6,508	469,552

Media (0.7%)
AMC Networks, Inc., Class A*	5,467	243,992
DreamWorks Animation SKG, Inc., Class A*	6,755	124,630
John Wiley & Sons, Inc., Class A	4,476	213,013
Lamar Advertising Co., Class A*	5,570	180,524
Meredith Corp.	3,551	115,265
New York Times Co., Class A*	11,505	78,119
Scholastic Corp.	2,406	84,884
Valassis Communications, Inc.*	4,046	93,058

		1,133,485

Multiline Retail (0.1%)
Saks, Inc.*	14,772	171,503

Specialty Retail (3.6%)
Aaron’s, Inc.	7,228	187,205
Advance Auto Parts, Inc.	6,933	614,056
Aeropostale, Inc.*	7,681	166,063
American Eagle Outfitters, Inc.	18,424	316,708
ANN, Inc.*	4,597	131,658
Ascena Retail Group, Inc.*	6,397	283,515
Barnes & Noble, Inc.*	3,861	51,158
Chico’s FAS, Inc.	15,948	240,815
Collective Brands, Inc.*	5,764	113,320
Dick’s Sporting Goods, Inc.	9,183	441,519
Foot Locker, Inc.	14,377	446,406
Guess?, Inc.	6,353	198,531
Office Depot, Inc.*	26,693	92,091
PetSmart, Inc.	10,613	607,276
RadioShack Corp.	9,503	59,109
Rent-A-Center, Inc.	5,735	216,496
Signet Jewelers Ltd.	8,263	390,675
Tractor Supply Co.	6,780	613,997
Williams-Sonoma, Inc.	9,780	366,554

		5,537,152

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	4,848	241,285
Deckers Outdoor Corp.*	3,671	231,457
Fossil, Inc.*	4,934	651,189
Hanesbrands, Inc.*	9,241	272,979
PVH Corp.	6,423	573,767
Under Armour, Inc., Class A*	3,491	328,154
Warnaco Group, Inc.*	3,850	224,840

		2,523,671

Total Consumer Discretionary		15,094,473

Consumer Staples (2.9%)
Beverages (0.6%)
Monster Beverage Corp.*	14,404	894,344

Food & Staples Retailing (0.1%)
Ruddick Corp.	4,687	187,949

Food Products (1.4%)
Corn Products International, Inc.	7,244	417,617
Flowers Foods, Inc.	10,732	218,611
Green Mountain Coffee Roasters, Inc.*	12,348	578,380
Lancaster Colony Corp.	1,893	125,809
Post Holdings, Inc.*	2,621	86,309
Ralcorp Holdings, Inc.*	5,242	388,380
Smithfield Foods, Inc.*	15,309	337,257
Tootsie Roll Industries, Inc.	2,436	55,808

		2,208,171

Household Products (0.7%)
Church & Dwight Co., Inc.	13,537	665,885
Energizer Holdings, Inc.*	6,269	465,034

		1,130,919

Tobacco (0.1%)
Universal Corp.	2,210	102,986

Total Consumer Staples		4,524,369

Energy (4.3%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	5,374	241,239
CARBO Ceramics, Inc.	1,890	199,300
Dresser-Rand Group, Inc.*	7,184	333,266
Dril-Quip, Inc.*	3,277	213,070
Helix Energy Solutions Group, Inc.*	10,032	178,570
Oceaneering International, Inc.	10,272	553,558
Oil States International, Inc.*	4,871	380,230
Patterson-UTI Energy, Inc.	14,675	253,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.*	14,982	$394,925
Tidewater, Inc.	4,935	266,589
Unit Corp.*	3,938	168,389

		3,182,867

Oil, Gas & Consumable Fuels (2.3%)
Arch Coal, Inc.	20,560	220,198
Bill Barrett Corp.*	4,455	115,875
Cimarex Energy Co.	8,152	615,231
Energen Corp.	6,855	336,923
Forest Oil Corp.*	10,639	128,945
HollyFrontier Corp.	19,780	635,927
Northern Oil and Gas, Inc.*	6,008	124,606
Patriot Coal Corp.*	8,698	54,276
Plains Exploration & Production Co.*	12,176	519,306
Quicksilver Resources, Inc.*	11,421	57,562
SM Energy Co.	6,085	430,635
World Fuel Services Corp.	6,765	277,365

		3,516,849

Total Energy		6,699,716

Financials (15.2%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	5,091	569,225
Apollo Investment Corp.	18,742	134,380
Eaton Vance Corp.	10,992	314,151
Greenhill & Co., Inc.	2,750	120,010
Janus Capital Group, Inc.	17,910	159,578
Jefferies Group, Inc.	14,293	269,280
Raymond James Financial, Inc.	10,600	387,218
SEI Investments Co.	13,766	284,819
Waddell & Reed Financial, Inc., Class A	8,112	262,910

		2,501,571

Commercial Banks (3.1%)
Associated Banc-Corp	16,501	230,354
BancorpSouth, Inc.	7,811	105,214
Bank of Hawaii Corp.	4,364	210,999
Cathay General Bancorp	7,482	132,431
City National Corp./California	4,452	233,596
Commerce Bancshares, Inc./Missouri	7,526	304,954
Cullen/Frost Bankers, Inc.	5,824	338,899
East West Bancorp, Inc.	14,173	327,255
First Niagara Financial Group, Inc.	33,449	329,138
FirstMerit Corp.	10,390	175,175
Fulton Financial Corp.	19,023	199,742
Hancock Holding Co.	8,054	285,998
International Bancshares Corp.	5,057	106,956
Prosperity Bancshares, Inc.	4,490	205,642
Signature Bank/New York*	4,391	276,809
SVB Financial Group*	4,200	270,228
Synovus Financial Corp.	70,025	143,551
TCF Financial Corp.	14,996	178,302
Trustmark Corp.	6,099	152,353
Valley National Bancorp	17,799	230,497
Webster Financial Corp.	6,991	158,486
Westamerica Bancorp	2,670	128,160

		4,724,739

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,439	239,836
MSCI, Inc., Class A*	11,547	425,045

		664,881

Insurance (3.1%)
Alleghany Corp.*	1,377	453,171
American Financial Group, Inc./Ohio	7,259	280,052
Arthur J. Gallagher & Co.	10,937	390,888
Aspen Insurance Holdings Ltd.	6,715	187,617
Brown & Brown, Inc.	11,044	262,626
Everest Reinsurance Group Ltd.	5,106	472,407
Fidelity National Financial, Inc., Class A	21,064	379,784
First American Financial Corp.	10,030	166,799
Hanover Insurance Group, Inc.	4,268	175,500
HCC Insurance Holdings, Inc.	9,926	309,393
Kemper Corp.	4,773	144,527
Mercury General Corp.	3,235	141,499
Old Republic International Corp.	24,654	260,100
Protective Life Corp.	7,876	233,287
Reinsurance Group of America, Inc.	6,966	414,268
StanCorp Financial Group, Inc.	4,203	172,071
W. R. Berkley Corp.	10,617	383,486

		4,827,475

Real Estate Investment Trusts (REITs) (6.3%)
Alexandria Real Estate Equities, Inc. (REIT)	5,891	430,809
American Campus Communities, Inc. (REIT)	7,099	317,467
BRE Properties, Inc. (REIT)	7,261	367,043
Camden Property Trust (REIT)	7,492	492,599
Corporate Office Properties Trust/Maryland (REIT)	6,847	158,919
Duke Realty Corp. (REIT)	24,627	353,151
Equity One, Inc. (REIT)	5,673	114,708
Essex Property Trust, Inc. (REIT)	3,309	501,347
Federal Realty Investment Trust (REIT)	6,089	589,354
Highwoods Properties, Inc. (REIT)	6,896	229,775
Home Properties, Inc. (REIT)	4,590	280,036
Hospitality Properties Trust (REIT)	11,746	310,917
Liberty Property Trust (REIT)	11,179	399,314
Macerich Co. (REIT)	12,544	724,416
Mack-Cali Realty Corp. (REIT)	8,460	243,817
National Retail Properties, Inc. (REIT)	10,056	273,423
Omega Healthcare Investors, Inc. (REIT)	9,877	209,985
Potlatch Corp. (REIT)	3,823	119,813
Rayonier, Inc. (REIT)	11,640	513,208
Realty Income Corp. (REIT)	12,665	490,515
Regency Centers Corp. (REIT)	8,549	380,259
Senior Housing Properties Trust (REIT)	15,465	341,003
SL Green Realty Corp. (REIT)	8,255	640,175
Taubman Centers, Inc. (REIT)	5,507	401,736
UDR, Inc. (REIT)	21,232	567,107
Weingarten Realty Investors (REIT)	11,491	303,707

		9,754,603

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	4,147	345,487

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	7,972	78,604
New York Community Bancorp, Inc.	41,703	580,089
Washington Federal, Inc.	10,236	172,169

		830,862

Total Financials		23,649,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (7.5%)
Biotechnology (1.2%)
Regeneron Pharmaceuticals, Inc.*	7,239	$844,212
United Therapeutics Corp.*	5,098	240,269
Vertex Pharmaceuticals, Inc.*	19,996	820,036

		1,904,517

Health Care Equipment & Supplies (2.0%)
Cooper Cos., Inc.	4,539	370,882
Gen-Probe, Inc.*	4,314	286,493
Hill-Rom Holdings, Inc.	5,869	196,083
Hologic, Inc.*	25,076	540,388
IDEXX Laboratories, Inc.*	5,245	458,675
Masimo Corp.*	5,538	129,478
ResMed, Inc.*	13,737	424,611
STERIS Corp.	5,513	174,321
Teleflex, Inc.	3,872	236,773
Thoratec Corp.*	5,551	187,124

		3,004,828

Health Care Providers & Services (2.8%)
AMERIGROUP Corp.*	4,626	311,237
Catalyst Health Solutions, Inc.*	4,777	304,438
Community Health Systems, Inc.*	8,403	186,883
Health Management Associates, Inc., Class A*	24,169	162,416
Health Net, Inc.*	7,889	313,351
Henry Schein, Inc.*	8,524	645,096
HMS Holdings Corp.*	8,175	255,142
LifePoint Hospitals, Inc.*	4,580	180,635
Lincare Holdings, Inc.	8,236	213,148
MEDNAX, Inc.*	4,668	347,159
Omnicare, Inc.	10,800	384,156
Owens & Minor, Inc.	6,032	183,433
Universal Health Services, Inc., Class B	9,179	384,692
VCA Antech, Inc.*	8,302	192,689
WellCare Health Plans, Inc.*	4,070	292,552

		4,357,027

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	18,304	303,846

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	1,872	194,108
Charles River Laboratories International, Inc.*	4,648	167,746
Covance, Inc.*	5,582	265,870
Mettler-Toledo International, Inc.*	2,993	552,957
Techne Corp.	3,519	246,682

		1,427,363

Pharmaceuticals (0.4%)
Endo Pharmaceuticals Holdings, Inc.*	11,109	430,252
Medicis Pharmaceutical Corp., Class A	5,592	210,203

		640,455

Total Health Care		11,638,036

Industrials (12.3%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.	3,134	157,076
BE Aerospace, Inc.*	9,880	459,124
Esterline Technologies Corp.*	2,911	208,020
Exelis, Inc.	17,555	219,789
Huntington Ingalls Industries, Inc.*	4,642	186,794
Triumph Group, Inc.	4,106	257,282

		1,488,085

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	9,778	168,475

Airlines (0.2%)
Alaska Air Group, Inc.*	6,754	241,928
JetBlue Airways Corp.*	19,438	95,052

		336,980

Building Products (0.3%)
Fortune Brands Home & Security, Inc.*	15,008	331,227
Lennox International, Inc.	4,835	194,850

		526,077

Commercial Services & Supplies (1.2%)
Brink’s Co.	4,455	106,341
Clean Harbors, Inc.*	4,491	302,379
Copart, Inc.*	10,146	264,506
Corrections Corp. of America*	9,463	258,435
Deluxe Corp.	4,834	113,212
Herman Miller, Inc.	5,539	127,175
HNI Corp.	4,264	118,326
Mine Safety Appliances Co.	2,928	120,282
Rollins, Inc.	6,123	130,298
Waste Connections, Inc.	11,817	384,407

		1,925,361

Construction & Engineering (0.9%)
AECOM Technology Corp.*	11,135	249,090
Granite Construction, Inc.	3,269	93,951
KBR, Inc.	14,072	500,260
Shaw Group, Inc.*	6,196	196,475
URS Corp.	7,570	321,876

		1,361,652

Electrical Equipment (1.4%)
Acuity Brands, Inc.	4,000	251,320
AMETEK, Inc.	15,324	743,367
General Cable Corp.*	4,761	138,450
Hubbell, Inc., Class B	5,667	445,313
Regal-Beloit Corp.	3,948	258,791
Thomas & Betts Corp.*	4,949	355,883

		2,193,124

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	5,874	293,230

Machinery (4.2%)
AGCO Corp.*	9,240	436,220
CLARCOR, Inc.	4,777	234,503
Crane Co.	4,613	223,731
Donaldson Co., Inc.	14,170	506,294
Gardner Denver, Inc.	4,810	303,126
Graco, Inc.	5,676	301,169
Harsco Corp.	7,677	180,102
IDEX Corp.	7,967	335,650
ITT Corp.	9,022	206,965
Kennametal, Inc.	7,582	337,626
Lincoln Electric Holdings, Inc.	7,968	361,110
Nordson Corp.	5,430	295,989
Oshkosh Corp.*	8,694	201,440
Pentair, Inc.	9,372	446,201
SPX Corp.	4,916	381,137
Terex Corp.*	10,432	234,720
Timken Co.	7,985	405,159
Trinity Industries, Inc.	7,620	251,079
Valmont Industries, Inc.	2,137	250,905
Wabtec Corp.	4,561	343,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward, Inc.	5,700	$244,131

		6,481,020

Marine (0.4%)
Alexander & Baldwin, Inc.	3,965	192,104
Kirby Corp.*	5,309	349,279

		541,383

Professional Services (0.7%)
Corporate Executive Board Co.	3,167	136,213
FTI Consulting, Inc.*	3,955	148,392
Korn/Ferry International*	4,542	76,078
Manpower, Inc.	7,639	361,859
Towers Watson & Co., Class A	4,823	318,656

		1,041,198

Road & Rail (1.1%)
Con-way, Inc.	5,287	172,409
J.B. Hunt Transport Services, Inc.	8,568	465,842
Kansas City Southern*	10,443	748,659
Landstar System, Inc.	4,442	256,392
Werner Enterprises, Inc.	4,227	105,083

		1,748,385

Trading Companies & Distributors (0.6%)
GATX Corp.	4,432	178,610
MSC Industrial Direct Co., Inc., Class A	4,416	367,764
United Rentals, Inc.*	5,958	255,539
Watsco, Inc.	2,699	199,834

		1,001,747

Total Industrials		19,106,717

Information Technology (12.1%)
Communications Equipment (0.9%)
ADTRAN, Inc.	6,054	188,824
Ciena Corp.*	9,378	151,830
Plantronics, Inc.	4,086	164,502
Polycom, Inc.*	16,843	321,196
Riverbed Technology, Inc.*	14,975	420,498
Tellabs, Inc.	34,716	140,600

		1,387,450

Computers & Peripherals (0.5%)
Diebold, Inc.	5,957	229,464
NCR Corp.*	15,206	330,122
QLogic Corp.*	9,570	169,963

		729,549

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	10,623	445,847
Avnet, Inc.*	13,815	502,728
Ingram Micro, Inc., Class A*	14,318	265,742
Itron, Inc.*	3,765	170,969
National Instruments Corp.	8,816	251,432
Tech Data Corp.*	3,925	212,971
Trimble Navigation Ltd.*	11,827	643,625
Vishay Intertechnology, Inc.*	14,949	181,780

		2,675,094

Internet Software & Services (1.1%)
AOL, Inc.*	8,978	170,312
Equinix, Inc.*	4,436	698,448
Monster Worldwide, Inc.*	11,721	114,280
Rackspace Hosting, Inc.*	9,911	572,757
ValueClick, Inc.*	7,608	150,182

		1,705,979

IT Services (2.4%)
Acxiom Corp.*	7,447	109,322
Alliance Data Systems Corp.*	4,751	598,436
Broadridge Financial Solutions, Inc.	11,802	282,186
Convergys Corp.*	11,028	147,224
CoreLogic, Inc.*	10,130	165,321
DST Systems, Inc.	3,186	172,777
Gartner, Inc.*	8,898	379,411
Global Payments, Inc.	7,446	353,462
Jack Henry & Associates, Inc.	8,233	280,910
Lender Processing Services, Inc.	8,026	208,676
ManTech International Corp., Class A	2,207	76,053
NeuStar, Inc., Class A*	6,408	238,698
VeriFone Systems, Inc.*	10,073	522,486
Wright Express Corp.*	3,679	238,142

		3,773,104

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,942	203,511

Semiconductors & Semiconductor Equipment (2.0%)
Atmel Corp.*	42,964	423,625
Cree, Inc.*	10,972	347,044
Cypress Semiconductor Corp.*	14,727	230,183
Fairchild Semiconductor International, Inc.*	12,024	176,753
Integrated Device Technology, Inc.*	13,517	96,647
International Rectifier Corp.*	6,567	151,501
Intersil Corp., Class A	12,025	134,680
Lam Research Corp.*	11,397	508,534
MEMC Electronic Materials, Inc.*	21,927	79,156
RF Micro Devices, Inc.*	26,441	131,676
Semtech Corp.*	6,304	179,412
Silicon Laboratories, Inc.*	4,015	172,645
Skyworks Solutions, Inc.*	17,912	495,267

		3,127,123

Software (3.4%)
ACI Worldwide, Inc.*	3,729	150,167
Advent Software, Inc.*	3,046	77,978
ANSYS, Inc.*	8,820	573,476
Cadence Design Systems, Inc.*	26,308	311,487
Compuware Corp.*	20,772	190,895
Concur Technologies, Inc.*	4,508	258,669
FactSet Research Systems, Inc.	4,294	425,278
Fair Isaac Corp.	3,425	150,357
Informatica Corp.*	10,207	539,950
Mentor Graphics Corp.*	8,877	131,912
MICROS Systems, Inc.*	7,599	420,149
Parametric Technology Corp.*	11,269	314,856
Quest Software, Inc.*	5,375	125,076
Rovi Corp.*	10,226	332,856
Solera Holdings, Inc.	6,660	305,627
Synopsys, Inc.*	13,860	424,948
TIBCO Software, Inc.*	15,841	483,151

		5,216,832

Total Information Technology		18,818,642

Materials (4.7%)
Chemicals (2.1%)
Albemarle Corp.	8,439	539,421
Ashland, Inc.	7,444	454,531
Cabot Corp.	5,994	255,824
Cytec Industries, Inc.	4,349	264,376
Intrepid Potash, Inc.*	5,008	121,844
Minerals Technologies, Inc.	1,680	109,889
NewMarket Corp.	1,007	188,712
Olin Corp.	7,624	165,822
RPM International, Inc.	12,460	326,327
Scotts Miracle-Gro Co., Class A	4,116	222,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	4,763	$180,994
Valspar Corp.	8,886	429,105

		3,259,767

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	4,345	372,062

Containers & Packaging (1.1%)
AptarGroup, Inc.	6,282	344,065
Greif, Inc., Class A	2,926	163,622
Packaging Corp. of America	9,174	271,459
Rock-Tenn Co., Class A	6,704	452,922
Silgan Holdings, Inc.	4,713	208,315
Sonoco Products Co.	9,655	320,546

		1,760,929

Metals & Mining (0.9%)
Carpenter Technology Corp.	4,180	218,321
Commercial Metals Co.	10,989	162,857
Compass Minerals International, Inc.	3,130	224,546
Reliance Steel & Aluminum Co.	7,129	402,646
Steel Dynamics, Inc.	20,794	302,345
Worthington Industries, Inc.	4,981	95,536

		1,406,251

Paper & Forest Products (0.3%)
Domtar Corp.	3,494	333,258
Louisiana-Pacific Corp.*	12,965	121,223

		454,481

Total Materials		7,253,490

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	14,261	316,024

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,166	212,193

Total Telecommunication Services		528,217

Utilities (3.7%)
Electric Utilities (1.1%)
Cleco Corp.	5,769	228,741
Great Plains Energy, Inc.	12,903	261,544
Hawaiian Electric Industries, Inc.	9,127	231,369
IDACORP, Inc.	4,733	194,621
NV Energy, Inc.	22,440	361,733
PNM Resources, Inc.	7,577	138,659
Westar Energy, Inc.	12,005	335,300

		1,751,967

Gas Utilities (1.0%)
Atmos Energy Corp.	8,593	270,336
National Fuel Gas Co.	7,877	379,041
Questar Corp.	16,886	325,224
UGI Corp.	10,693	291,384
WGL Holdings, Inc.	4,891	199,064

		1,465,049

Multi-Utilities (1.4%)
Alliant Energy Corp.	10,552	457,113
Black Hills Corp.	4,176	140,021
MDU Resources Group, Inc.	17,951	401,923
NSTAR	9,849	478,957
OGE Energy Corp.	9,323	498,780
Vectren Corp.	7,784	226,203

		2,202,997

Water Utilities (0.2%)
Aqua America, Inc.	13,176	293,693

Total Utilities		5,713,706

Total Investments (72.7%) (Cost $96,297,050)		113,026,984
Other Assets Less Liabilities (27.3%)		42,464,271

Net Assets (100%)		$155,491,255

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	428	June-12	$41,248,530	$42,470,440	$1,221,910

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,094,473	$—	$—	$15,094,473
Consumer Staples	4,524,369	—	—	4,524,369
Energy	6,699,716	—	—	6,699,716
Financials	23,322,363	327,255	—	23,649,618
Health Care	11,638,036	—	—	11,638,036
Industrials	19,106,717	—	—	19,106,717
Information Technology	18,465,180	—	353,462	18,818,642
Materials	7,253,490	—	—	7,253,490
Telecommunication Services	528,217	—	—	528,217
Utilities	5,713,706	—	—	5,713,706
Futures	1,221,910	—	—	1,221,910

Total Assets	$113,568,177	$327,255	$353,462	$114,248,894

Total Liabilities	$—	$—	$—	$—

Total	$113,568,177	$327,255	$353,462	$114,248,894

(a)	A Security with a market value of $188,824 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $327,255 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	2,879
Purchases	—
Sales	(37,601)
Issuances	—
Settlements	—
Transfers into Level 3	388,184
Transfers out of Level 3	—

Balance as of 3/31/12	$353,462

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$4,570

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$353,462	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$353,462

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,537,488
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,307,495

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,425,797
Aggregate gross unrealized depreciation	(3,685,759)

Net unrealized appreciation	$16,740,038

Federal income tax cost of investments	$96,286,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	22,934	$268,557
Amerigon, Inc.*	9,680	156,622
Cooper Tire & Rubber Co.	21,362	325,130
Dana Holding Corp.	49,742	771,001
Dorman Products, Inc.*	3,700	187,220
Drew Industries, Inc.*	6,549	178,853
Exide Technologies, Inc.*	26,442	82,763
Fuel Systems Solutions, Inc.*	5,722	149,688
Modine Manufacturing Co.*	15,967	140,989
Motorcar Parts of America, Inc.*	4,063	39,086
Shiloh Industries, Inc.	1,461	13,923
Spartan Motors, Inc.	11,079	58,608
Standard Motor Products, Inc.	6,748	119,709
Stoneridge, Inc.*	9,203	91,018
Superior Industries International, Inc.	8,050	157,297
Tenneco, Inc.*	20,545	763,247
Tower International, Inc.*	2,262	27,551

		3,531,262

Automobiles (0.0%)
Winnebago Industries, Inc.*	9,995	97,951

Distributors (0.2%)
Core-Mark Holding Co., Inc.	3,889	159,216
Pool Corp.	16,329	611,031
VOXX International Corp.*	6,106	82,797
Weyco Group, Inc.	2,457	58,231

		911,275

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	6,133	233,054
Archipelago Learning, Inc.*	4,647	51,675
Ascent Capital Group, Inc., Class A*	4,909	232,147
Bridgepoint Education, Inc.*	6,148	152,163
Cambium Learning Group, Inc.*	5,269	13,963
Capella Education Co.*	4,551	163,608
Coinstar, Inc.*	10,639	676,108
Corinthian Colleges, Inc.*	26,702	110,546
Grand Canyon Education, Inc.*	9,828	174,545
Hillenbrand, Inc.	21,249	487,665
K12, Inc.*	8,926	210,921
Lincoln Educational Services Corp.	7,970	63,043
Mac-Gray Corp.	4,040	61,125
Matthews International Corp., Class A	10,132	320,577
National American University Holdings, Inc.	3,203	20,179
Regis Corp.	19,868	366,167
School Specialty, Inc.*	5,416	19,173
Sotheby’s, Inc.	23,051	906,826
Steiner Leisure Ltd.*	5,155	251,719
Stewart Enterprises, Inc., Class A	24,928	151,313
Strayer Education, Inc.	4,225	398,333
Universal Technical Institute, Inc.	7,701	101,576

		5,166,426

Hotels, Restaurants & Leisure (2.0%)
AFC Enterprises, Inc.*	8,458	143,448
Ambassadors Group, Inc.	6,161	32,961
Ameristar Casinos, Inc.	11,026	205,414
Benihana, Inc.	4,868	63,527
Biglari Holdings, Inc.*	415	167,183
BJ’s Restaurants, Inc.*	8,165	411,108
Bob Evans Farms, Inc.	10,278	387,686
Boyd Gaming Corp.*	18,845	147,745
Bravo Brio Restaurant Group, Inc.*	6,587	131,477
Buffalo Wild Wings, Inc.*	6,248	566,631
Caesars Entertainment Corp.*	12,561	185,149
Caribou Coffee Co., Inc.*	4,532	84,477
Carrols Restaurant Group, Inc.*	4,146	63,227
CEC Entertainment, Inc.	6,078	230,417
Cheesecake Factory, Inc.*	18,652	548,182
Churchill Downs, Inc.	4,286	239,587
Cracker Barrel Old Country Store, Inc.	7,763	433,175
Denny’s Corp.*	33,793	136,524
DineEquity, Inc.*	5,303	263,029
Domino’s Pizza, Inc.	19,839	720,156
Einstein Noah Restaurant Group, Inc.	1,990	29,691
Gaylord Entertainment Co.*	12,257	377,516
International Speedway Corp., Class A	10,092	280,053
Interval Leisure Group, Inc.	13,757	239,372
Isle of Capri Casinos, Inc.*	6,991	49,356
Jack in the Box, Inc.*	15,107	362,115
Jamba, Inc.*	22,771	47,136
Krispy Kreme Doughnuts, Inc.*	20,083	146,606
Life Time Fitness, Inc.*	14,391	727,753
Luby’s, Inc.*	6,345	38,514
Marcus Corp.	7,060	88,603
Monarch Casino & Resort, Inc.*	2,935	30,231
Morgans Hotel Group Co.*	7,732	38,273
Multimedia Games Holding Co., Inc.*	9,206	100,898
O’Charleys, Inc.*	6,261	61,608
Orient-Express Hotels Ltd., Class A*	32,787	334,427
P.F. Chang’s China Bistro, Inc.	7,341	290,116
Papa John’s International, Inc.*	6,406	241,250
Peet’s Coffee & Tea, Inc.*	4,398	324,133
Pinnacle Entertainment, Inc.*	21,265	244,760
Red Lion Hotels Corp.*	4,995	41,009
Red Robin Gourmet Burgers, Inc.*	4,460	165,867
Ruby Tuesday, Inc.*	22,430	204,786
Ruth’s Hospitality Group, Inc.*	12,208	92,659
Scientific Games Corp., Class A*	19,911	232,162
Shuffle Master, Inc.*	18,537	326,251
Six Flags Entertainment Corp.	14,138	661,234
Sonic Corp.*	21,169	162,578
Speedway Motorsports, Inc.	4,152	77,559
Texas Roadhouse, Inc.	21,696	361,021
Town Sports International Holdings, Inc.*	7,094	89,597
Vail Resorts, Inc.	12,194	527,391

		12,155,628

Household Durables (0.6%)
American Greetings Corp., Class A	13,221	202,810
Beazer Homes USA, Inc.*	26,145	84,971
Blyth, Inc.	1,792	134,095
Cavco Industries, Inc.*	2,325	108,299
CSS Industries, Inc.	2,779	54,079
Ethan Allen Interiors, Inc.	8,292	209,953
Furniture Brands International, Inc.*	15,348	25,785
Helen of Troy Ltd.*	10,606	360,710
Hovnanian Enterprises, Inc., Class A*	22,944	56,213
iRobot Corp.*	8,149	222,142
KB Home	26,468	235,565
La-Z-Boy, Inc.*	17,790	266,138
Libbey, Inc.*	6,780	87,733
Lifetime Brands, Inc.	3,162	35,541
M.D.C. Holdings, Inc.	12,937	333,645
M/I Homes, Inc.*	6,374	78,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Meritage Homes Corp.*	9,597	$259,695
Ryland Group, Inc.	15,257	294,155
Sealy Corp.*	17,626	35,605
Skullcandy, Inc.*	3,416	54,075
Skyline Corp.	2,746	21,007
Standard Pacific Corp.*	36,468	162,647
Universal Electronics, Inc.*	5,118	102,258
Zagg, Inc.*	7,619	80,990

		3,506,894

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	7,884	23,889
Blue Nile, Inc.*	4,093	134,987
Geeknet, Inc.*	1,614	23,338
HSN, Inc.	13,576	516,295
Nutrisystem, Inc.	9,368	105,203
Orbitz Worldwide, Inc.*	7,653	23,342
Overstock.com, Inc.*	4,194	21,977
PetMed Express, Inc.	7,084	87,700
Shutterfly, Inc.*	10,233	320,600
U.S. Auto Parts Network, Inc.*	5,391	19,461
Valuevision Media, Inc., Class A*	14,957	30,961

		1,307,753

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	4,161	178,216
Black Diamond, Inc.*	6,271	58,069
Brunswick Corp.	30,263	779,272
Callaway Golf Co.	22,071	149,200
JAKKS Pacific, Inc.	9,290	162,110
Johnson Outdoors, Inc., Class A*	1,620	30,942
Leapfrog Enterprises, Inc.*	14,446	120,769
Marine Products Corp.	3,586	21,337
Smith & Wesson Holding Corp.*	20,535	159,146
Steinway Musical Instruments, Inc.*	2,153	53,825
Sturm Ruger & Co., Inc.	6,478	318,070
Summer Infant, Inc.*	4,129	24,774

		2,055,730

Media (0.9%)
AH Belo Corp., Class A	6,292	30,768
Arbitron, Inc.	9,324	344,801
Belo Corp., Class A	31,812	228,092
Central European Media Enterprises Ltd., Class A*	12,597	89,439
Cinemark Holdings, Inc.	31,546	692,435
Crown Media Holdings, Inc., Class A*	10,156	16,148
Cumulus Media, Inc., Class A*	13,457	46,965
Dial Global, Inc.*	1,589	3,702
Digital Domain Media Group, Inc.*	1,180	6,714
Digital Generation, Inc.*	9,453	96,515
Entercom Communications Corp., Class A*	8,028	52,102
Entravision Communications Corp., Class A	17,264	29,521
EW Scripps Co., Class A*	10,808	106,675
Fisher Communications, Inc.*	3,010	92,467
Global Sources Ltd.*	3,946	24,307
Gray Television, Inc.*	17,324	32,742
Harte-Hanks, Inc.	15,295	138,420
Journal Communications, Inc., Class A*	14,436	81,275
Knology, Inc.*	10,194	185,531
LIN TV Corp., Class A*	10,301	41,719
Lions Gate Entertainment Corp.*	15,361	213,825
Live Nation Entertainment, Inc.*	48,380	454,772
Martha Stewart Living Omnimedia, Inc., Class A	9,311	35,475
McClatchy Co., Class A*	19,677	56,867
MDC Partners, Inc., Class A	8,550	95,076
Meredith Corp.	12,291	398,966
National CineMedia, Inc.	18,983	290,440
New York Times Co., Class A*	47,087	319,721
Nexstar Broadcasting Group, Inc., Class A*	3,809	31,653
Outdoor Channel Holdings, Inc.	4,985	36,440
ReachLocal, Inc.*	3,434	24,484
Rentrak Corp.*	3,244	73,639
Saga Communications, Inc., Class A*	1,175	42,065
Scholastic Corp.	9,114	321,542
Sinclair Broadcast Group, Inc., Class A	17,393	192,367
Valassis Communications, Inc.*	15,393	354,039
Value Line, Inc.	392	4,814
World Wrestling Entertainment, Inc., Class A	9,708	86,110

		5,372,633

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	4,463	41,238
Fred’s, Inc., Class A	12,699	185,532
Gordmans Stores, Inc.*	1,963	43,127
Saks, Inc.*	39,665	460,511
Tuesday Morning Corp.*	15,462	59,374

		789,782

Specialty Retail (2.7%)
Aeropostale, Inc.*	27,484	594,204
America’s Car-Mart, Inc.*	2,928	128,773
ANN, Inc.*	16,446	471,013
Asbury Automotive Group, Inc.*	10,000	270,000
Ascena Retail Group, Inc.*	21,412	948,980
Barnes & Noble, Inc.*	10,031	132,911
bebe stores, Inc.	13,119	121,088
Big 5 Sporting Goods Corp.	7,903	61,960
Body Central Corp.*	4,005	116,225
Brown Shoe Co., Inc.	14,468	133,540
Buckle, Inc.	9,150	438,285
Build-A-Bear Workshop, Inc.*	5,075	26,644
Cabela’s, Inc.*	14,723	561,682
Casual Male Retail Group, Inc.*	15,132	50,844
Cato Corp., Class A	9,500	262,580
Charming Shoppes, Inc.*	39,861	235,180
Children’s Place Retail Stores, Inc.*	8,335	430,669
Christopher & Banks Corp.	12,092	22,491
Citi Trends, Inc.*	4,581	52,498
Coldwater Creek, Inc.*	20,119	23,338
Collective Brands, Inc.*	21,147	415,750
Conn’s, Inc.*	4,950	75,983
Cost Plus, Inc.*	6,481	116,010
Destination Maternity Corp.	3,786	70,306
Express, Inc.*	18,929	472,846
Finish Line, Inc., Class A	17,783	377,355
Francesca’s Holdings Corp.*	3,421	108,138
Genesco, Inc.*	8,063	577,714
GNC Holdings, Inc., Class A	7,856	274,096
Group 1 Automotive, Inc.	7,702	432,621
Haverty Furniture Cos., Inc.	6,438	71,462
hhgregg, Inc.*	5,826	66,300
Hibbett Sports, Inc.*	9,309	507,806
HOT Topic, Inc.	14,498	147,155
Jos. A. Bank Clothiers, Inc.*	9,378	472,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kirkland’s, Inc.*	5,010	$81,062
Lithia Motors, Inc., Class A	7,564	198,177
Lumber Liquidators Holdings, Inc.*	7,956	199,775
MarineMax, Inc.*	8,213	67,593
Mattress Firm Holding Corp.*	1,828	69,281
Men’s Wearhouse, Inc.	17,553	680,530
Monro Muffler Brake, Inc.	10,322	428,260
New York & Co., Inc.*	8,278	30,877
Office Depot, Inc.*	95,406	329,151
OfficeMax, Inc.*	29,543	168,986
Pacific Sunwear of California, Inc.*	16,623	29,256
Penske Automotive Group, Inc.	15,306	376,987
PEP Boys-Manny, Moe & Jack	16,877	251,805
Pier 1 Imports, Inc.*	33,404	607,285
Rent-A-Center, Inc.	20,039	756,472
Rue21, Inc.*	5,128	150,456
Select Comfort Corp.*	18,892	611,912
Shoe Carnival, Inc.*	3,109	100,172
Sonic Automotive, Inc., Class A	13,814	247,409
Stage Stores, Inc.	10,671	173,297
Stein Mart, Inc.*	9,610	63,426
Systemax, Inc.*	3,576	60,291
Talbots, Inc.*	24,435	74,038
Teavana Holdings, Inc.*	2,517	49,635
Vitamin Shoppe, Inc.*	8,519	376,625
West Marine, Inc.*	5,191	62,188
Wet Seal, Inc., Class A*	30,946	106,764
Winmark Corp.	725	42,006
Zale Corp.*	11,101	34,302
Zumiez, Inc.*	7,291	263,278

		15,960,488

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*	16,753	833,797
Cherokee, Inc.	2,971	33,840
Columbia Sportswear Co.	4,176	198,151
Crocs, Inc.*	30,716	642,579
Delta Apparel, Inc.*	2,367	38,890
G-III Apparel Group Ltd.*	5,664	160,971
Iconix Brand Group, Inc.*	25,046	435,299
Jones Group, Inc.	27,825	349,482
Kenneth Cole Productions, Inc., Class A*	2,488	40,057
K-Swiss, Inc., Class A*	8,841	36,248
Liz Claiborne, Inc.*	32,472	433,826
Maidenform Brands, Inc.*	8,025	180,643
Movado Group, Inc.	5,929	145,557
Oxford Industries, Inc.	4,398	223,506
Perry Ellis International, Inc.*	4,171	77,872
Quiksilver, Inc.*	44,497	179,768
R.G. Barry Corp.	2,870	35,014
Skechers U.S.A., Inc., Class A*	12,899	164,075
Steven Madden Ltd.*	12,833	548,611
True Religion Apparel, Inc.*	8,855	242,627
Unifi, Inc.*	4,707	45,470
Vera Bradley, Inc.*	6,782	204,748
Warnaco Group, Inc.*	13,802	806,037
Wolverine World Wide, Inc.	16,873	627,338

		6,684,406

Total Consumer Discretionary		57,540,228

Consumer Staples (2.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,782	297,090
Central European Distribution Corp.*	24,982	127,658
Coca-Cola Bottling Co. Consolidated	1,541	96,682
Craft Brew Alliance, Inc.*	3,708	28,403
MGP Ingredients, Inc.	4,278	23,016
National Beverage Corp.*	4,137	66,357
Primo Water Corp.*	4,860	9,477

		648,683

Food & Staples Retailing (0.8%)
Andersons, Inc.	6,384	310,837
Arden Group, Inc., Class A	400	36,356
Casey’s General Stores, Inc.	12,936	717,430
Chefs’ Warehouse, Inc.*	3,071	71,063
Fresh Market, Inc.*	9,553	458,066
Ingles Markets, Inc., Class A	4,301	75,870
Nash Finch Co.	4,159	118,199
Pantry, Inc.*	7,803	101,517
Pricesmart, Inc.	6,107	444,651
Rite Aid Corp.*	201,831	351,186
Roundy’s, Inc.*	6,548	70,063
Ruddick Corp.	16,769	672,437
Spartan Stores, Inc.	7,734	140,140
Susser Holdings Corp.*	3,180	81,630
United Natural Foods, Inc.*	16,457	767,884
Village Super Market, Inc., Class A	2,181	68,898
Weis Markets, Inc.	3,826	166,814

		4,653,041

Food Products (0.9%)
Alico, Inc.	1,209	27,940
B&G Foods, Inc.	16,477	370,897
Calavo Growers, Inc.	4,065	108,861
Cal-Maine Foods, Inc.	4,881	186,747
Chiquita Brands International, Inc.*	15,569	136,851
Darling International, Inc.*	39,854	694,257
Diamond Foods, Inc.	7,553	172,359
Dole Food Co., Inc.*	12,224	121,995
Farmer Bros Co.*	2,467	26,866
Fresh Del Monte Produce, Inc.	12,545	286,528
Griffin Land & Nurseries, Inc.	860	22,713
Hain Celestial Group, Inc.*	12,177	533,474
Imperial Sugar Co.	4,424	20,749
J&J Snack Foods Corp.	4,899	257,001
Lancaster Colony Corp.	6,375	423,682
Lifeway Foods, Inc.*	1,552	14,356
Limoneira Co.	2,572	43,441
Omega Protein Corp.*	6,875	52,319
Pilgrim’s Pride Corp.*	20,067	149,700
Sanderson Farms, Inc.	7,509	398,202
Seneca Foods Corp., Class A*	3,134	82,550
Smart Balance, Inc.*	20,277	134,031
Snyders-Lance, Inc.	16,063	415,229
Tootsie Roll Industries, Inc.	8,433	193,191
TreeHouse Foods, Inc.*	12,100	719,950

		5,593,889

Household Products (0.1%)
Central Garden & Pet Co., Class A*	14,397	138,643
Harbinger Group, Inc.*	2,730	14,142
Oil-Dri Corp. of America	1,677	35,703
Spectrum Brands Holdings, Inc.*	5,725	200,146
WD-40 Co.	5,515	250,105

		638,739

Personal Products (0.4%)
Elizabeth Arden, Inc.*	8,401	293,867
Female Health Co.	6,331	34,314
Inter Parfums, Inc.	5,568	87,362
Medifast, Inc.*	4,772	83,319
Nature’s Sunshine Products, Inc.*	3,599	57,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	18,759	$1,086,334
Nutraceutical International Corp.*	3,186	46,388
Prestige Brands Holdings, Inc.*	17,287	302,177
Revlon, Inc., Class A*	3,580	61,755
Schiff Nutrition International, Inc.*	4,049	49,762
Synutra International, Inc.*	5,896	34,668
USANA Health Sciences, Inc.*	2,247	83,881

		2,221,483

Tobacco (0.1%)
Alliance One International, Inc.*	29,395	110,819
Star Scientific, Inc.*	36,646	120,199
Universal Corp.	7,831	364,925
Vector Group Ltd.	16,600	294,152

		890,095

Total Consumer Staples		14,645,930

Energy (4.5%)
Energy Equipment & Services (1.3%)
Basic Energy Services, Inc.*	8,326	144,456
Bristow Group, Inc.	12,357	589,800
C&J Energy Services, Inc.*	4,134	73,544
Cal Dive International, Inc.*	32,903	108,580
Dawson Geophysical Co.*	2,740	94,119
Dril-Quip, Inc.*	11,729	762,620
Exterran Holdings, Inc.*	21,980	289,916
Geokinetics, Inc.*	3,216	5,660
Global Geophysical Services, Inc.*	6,349	67,363
Gulf Island Fabrication, Inc.	4,963	145,267
Gulfmark Offshore, Inc., Class A*	8,024	368,783
Heckmann Corp.*	34,363	148,104
Helix Energy Solutions Group, Inc.*	36,000	640,800
Hercules Offshore, Inc.*	43,979	208,021
Hornbeck Offshore Services, Inc.*	10,476	440,306
ION Geophysical Corp.*	45,129	291,082
Key Energy Services, Inc.*	42,490	656,470
Lufkin Industries, Inc.	11,431	921,910
Matrix Service Co.*	9,089	127,337
Mitcham Industries, Inc.*	4,149	93,186
Natural Gas Services Group, Inc.*	4,249	56,087
Newpark Resources, Inc.*	31,167	255,258
OYO Geospace Corp.*	1,491	157,047
Parker Drilling Co.*	40,227	240,155
PHI, Inc. (Non-Voting)*	4,425	102,439
Pioneer Drilling Co.*	21,253	187,026
RigNet, Inc.*	2,003	35,113
Tesco Corp.*	10,417	147,817
TETRA Technologies, Inc.*	26,468	249,329
Union Drilling, Inc.*	5,259	29,240
Vantage Drilling Co.*	59,851	95,762
Willbros Group, Inc.*	13,825	44,793

		7,777,390

Oil, Gas & Consumable Fuels (3.2%)
Abraxas Petroleum Corp.*	28,193	87,962
Alon USA Energy, Inc.	3,902	35,313
Amyris, Inc.*	5,699	29,521
Apco Oil and Gas International, Inc.	3,126	213,099
Approach Resources, Inc.*	8,948	330,629
ATP Oil & Gas Corp.*	15,257	112,139
Berry Petroleum Co., Class A	17,574	828,263
Bill Barrett Corp.*	16,047	417,382
Bonanza Creek Energy, Inc.*	3,414	74,596
BPZ Resources, Inc.*	35,187	141,804
Callon Petroleum Co.*	13,555	85,261
CAMAC Energy, Inc.*	17,632	17,632
Carrizo Oil & Gas, Inc.*	13,374	377,949
Cheniere Energy, Inc.*	52,342	784,083
Clayton Williams Energy, Inc.*	2,025	160,866
Clean Energy Fuels Corp.*	17,069	363,228
Cloud Peak Energy, Inc.*	20,952	333,765
Comstock Resources, Inc.*	16,405	259,691
Contango Oil & Gas Co.*	4,194	247,069
Crimson Exploration, Inc.*	7,736	32,104
Crosstex Energy, Inc.	13,953	197,295
CVR Energy, Inc.*	29,921	800,387
Delek U.S. Holdings, Inc.	4,990	77,395
DHT Holdings, Inc.	21,266	20,415
Endeavour International Corp.*	12,717	150,696
Energy Partners Ltd.*	9,947	165,220
Energy XXI Bermuda Ltd.*	25,610	924,777
Evolution Petroleum Corp.*	5,290	49,197
Frontline Ltd.	17,619	135,490
FX Energy, Inc.*	17,925	97,512
Gastar Exploration Ltd.*	20,403	61,005
GeoResources, Inc.*	6,896	225,775
Gevo, Inc.*	2,271	20,870
GMX Resources, Inc.*	22,744	28,885
Golar LNG Ltd.	13,547	515,463
Goodrich Petroleum Corp.*	8,898	169,240
Green Plains Renewable Energy, Inc.*	5,050	54,489
Gulfport Energy Corp.*	15,466	450,370
Hallador Energy Co.	1,368	12,093
Harvest Natural Resources, Inc.*	11,642	82,425
Houston American Energy Corp.*	5,700	29,754
Hyperdynamics Corp.*	57,599	74,303
Isramco, Inc.*	348	30,401
James River Coal Co.*	12,246	62,700
KiOR, Inc., Class A*	3,425	45,792
Knightsbridge Tankers Ltd.	7,732	111,186
Kodiak Oil & Gas Corp.*	87,773	874,219
L&L Energy, Inc.*	6,974	17,086
Magnum Hunter Resources Corp.*	38,293	245,458
Matador Resources Co.*	4,721	51,695
McMoRan Exploration Co.*	33,764	361,275
Miller Energy Resources, Inc.*	10,711	45,200
Nordic American Tankers Ltd.	18,366	291,652
Northern Oil and Gas, Inc.*	21,459	445,060
Oasis Petroleum, Inc.*	20,291	625,572
Overseas Shipholding Group, Inc.	9,265	117,017
Panhandle Oil and Gas, Inc., Class A	2,408	70,988
Patriot Coal Corp.*	31,425	196,092
Penn Virginia Corp.	15,841	72,077
Petroleum Development Corp.*	8,080	299,687
PetroQuest Energy, Inc.*	19,277	118,361
Renewable Energy Group, Inc.*	2,458	25,465
Rentech, Inc.*	65,701	136,658
Resolute Energy Corp.*	15,793	179,724
REX American Resources Corp.*	2,063	63,334
Rex Energy Corp.*	14,299	152,713
Rosetta Resources, Inc.*	18,051	880,167
Sanchez Energy Corp.*	3,414	76,644
Scorpio Tankers, Inc.*	10,193	71,963
SemGroup Corp., Class A*	14,275	415,974
Ship Finance International Ltd.	15,656	239,537
Solazyme, Inc.*	3,700	54,131
Stone Energy Corp.*	16,649	475,995
Swift Energy Co.*	14,375	417,306
Syntroleum Corp.*	30,305	29,244
Targa Resources Corp.	5,497	249,839
Teekay Tankers Ltd., Class A	18,382	111,579
Triangle Petroleum Corp.*	14,762	101,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Uranerz Energy Corp.*	22,828	$57,527
Uranium Energy Corp.*	25,849	100,811
Uranium Resources, Inc.*	32,477	29,551
Ur-Energy, Inc.*	35,382	43,166
USEC, Inc.*	34,528	36,600
VAALCO Energy, Inc.*	17,646	166,755
Venoco, Inc.*	10,116	109,657
Voyager Oil & Gas, Inc.*	16,064	39,036
W&T Offshore, Inc.	11,985	252,644
Warren Resources, Inc.*	24,496	79,857
Western Refining, Inc.	18,190	342,336
Westmoreland Coal Co.*	3,301	36,872
World Fuel Services Corp.	24,086	987,526
Zion Oil & Gas, Inc.*	9,618	25,392

		19,346,791

Total Energy		27,124,181

Financials (15.7%)
Capital Markets (1.4%)
Apollo Investment Corp.	67,728	485,610
Arlington Asset Investment Corp., Class A	2,594	57,587
Artio Global Investors, Inc.	11,181	53,333
BGC Partners, Inc., Class A	26,258	194,047
BlackRock Kelso Capital Corp.	21,649	212,593
Calamos Asset Management, Inc., Class A	6,572	86,159
Capital Southwest Corp.	997	94,266
CIFC Corp.*	4,325	26,815
Cohen & Steers, Inc.	6,109	194,877
Cowen Group, Inc., Class A*	23,412	63,447
Diamond Hill Investment Group, Inc.	848	62,455
Duff & Phelps Corp., Class A	10,521	163,496
Edelman Financial Group, Inc.	6,546	43,269
Epoch Holding Corp.	5,053	120,666
Evercore Partners, Inc., Class A	7,226	210,060
FBR & Co.*	15,154	38,946
Fidus Investment Corp.	2,002	28,048
Fifth Street Finance Corp.	28,663	279,751
Financial Engines, Inc.*	13,145	293,922
FXCM, Inc., Class A	6,079	78,966
GAMCO Investors, Inc., Class A	2,308	114,500
GFI Group, Inc.	24,481	92,049
Gladstone Capital Corp.	7,578	61,458
Gladstone Investment Corp.	7,690	58,213
Gleacher & Co., Inc.*	26,611	36,191
Golub Capital BDC, Inc.	4,000	61,080
Harris & Harris Group, Inc.*	10,743	44,583
Hercules Technology Growth Capital, Inc.	16,981	188,149
HFF, Inc., Class A*	10,044	165,425
ICG Group, Inc.*	12,660	113,307
INTL FCStone, Inc.*	4,515	95,266
Investment Technology Group, Inc.*	12,868	153,901
JMP Group, Inc.	5,341	39,417
KBW, Inc.	11,339	209,771
Knight Capital Group, Inc., Class A*	34,498	443,989
Kohlberg Capital Corp.	7,046	48,688
Ladenburg Thalmann Financial Services, Inc.*	36,972	65,810
Main Street Capital Corp.	7,904	194,676
Manning & Napier, Inc.*	4,001	58,815
MCG Capital Corp.	26,710	113,517
Medallion Financial Corp.	5,247	58,557
Medley Capital Corp.	3,756	42,330
MVC Capital, Inc.	8,237	108,152
New Mountain Finance Corp.	2,674	36,741
NGP Capital Resources Co.	7,833	51,306
Oppenheimer Holdings, Inc., Class A	3,669	63,657
PennantPark Investment Corp.	19,019	197,798
Piper Jaffray Cos., Inc.*	5,420	144,280
Prospect Capital Corp.	41,383	454,385
Pzena Investment Management, Inc., Class A	2,942	17,211
Safeguard Scientifics, Inc.*	7,022	120,778
Solar Capital Ltd.	12,720	280,730
Solar Senior Capital Ltd.	2,627	42,321
Stifel Financial Corp.*	18,291	692,131
SWS Group, Inc.	9,779	55,936
TICC Capital Corp.	12,139	118,234
Triangle Capital Corp.	9,387	185,393
Virtus Investment Partners, Inc.*	2,243	192,405
Walter Investment Management Corp.	9,029	203,604
Westwood Holdings Group, Inc.	2,131	82,534

		8,295,601

Commercial Banks (4.4%)
1st Source Corp.	5,308	129,887
1st United Bancorp, Inc./Florida*	9,368	56,676
Alliance Financial Corp./New York	1,733	52,527
Ameris Bancorp*	8,225	108,077
Ames National Corp.	2,879	68,520
Arrow Financial Corp.	3,588	87,547
BancFirst Corp.	2,387	103,978
Banco Latinoamericano de Comercio Exterior S.A., Class E	9,701	204,788
Bancorp, Inc./Delaware*	10,130	101,705
BancorpSouth, Inc.	32,248	434,381
Bank of Kentucky Financial Corp.	2,036	52,386
Bank of Marin Bancorp/California	1,877	71,345
Bank of the Ozarks, Inc.	9,546	298,408
Banner Corp.	6,036	132,973
BBCN Bancorp, Inc.*	25,518	284,015
Boston Private Financial Holdings, Inc.	26,489	262,506
Bridge Bancorp, Inc.	2,464	51,670
Bridge Capital Holdings*	3,160	42,534
Bryn Mawr Bank Corp.	3,991	89,558
Camden National Corp.	2,718	95,538
Capital Bank Corp.*	4,572	10,241
Capital City Bank Group, Inc.	4,062	30,262
Cardinal Financial Corp.	9,980	112,774
Cascade Bancorp*	2,039	11,582
Cathay General Bancorp	26,726	473,050
Center Bancorp, Inc.	4,209	42,216
Centerstate Banks, Inc.	10,096	82,383
Central Pacific Financial Corp.*	5,262	68,143
Century Bancorp, Inc./Massachusetts, Class A	1,257	34,316
Chemical Financial Corp.	9,585	224,672
Citizens & Northern Corp.	4,295	85,900
City Holding Co.	5,346	185,613
CNB Financial Corp./Pennsylvania	4,226	70,617
CoBiz Financial, Inc.	11,162	78,915
Columbia Banking System, Inc.	13,625	310,378
Community Bank System, Inc.	13,342	383,983
Community Trust Bancorp, Inc.	4,892	156,886
CVB Financial Corp.	30,496	358,023
Eagle Bancorp, Inc.*	5,858	98,063
Encore Bancshares, Inc.*	2,427	49,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Enterprise Bancorp, Inc./Massachusetts	2,134	$35,083
Enterprise Financial Services Corp.	5,618	65,955
F.N.B. Corp./Pennsylvania	46,689	564,003
Financial Institutions, Inc.	4,868	78,716
First Bancorp, Inc./Maine	3,265	48,420
First Bancorp/North Carolina	5,165	56,453
First Busey Corp.	26,776	132,273
First Commonwealth Financial Corp.	36,293	222,113
First Community Bancshares, Inc./Virginia	4,908	65,571
First Connecticut Bancorp, Inc./Connecticut	6,226	82,121
First Financial Bancorp	20,161	348,785
First Financial Bankshares, Inc.	10,769	379,177
First Financial Corp./Indiana	3,892	123,571
First Interstate Bancsystem, Inc.	5,669	82,881
First Merchants Corp.	8,860	109,332
First Midwest Bancorp, Inc./Illinois	25,038	299,955
First of Long Island Corp.	2,416	64,024
FirstMerit Corp.	37,450	631,407
German American Bancorp, Inc.	4,399	85,473
Glacier Bancorp, Inc.	24,443	365,178
Great Southern Bancorp, Inc.	3,558	85,392
Hampton Roads Bankshares, Inc.*	3,021	9,154
Hancock Holding Co.	26,205	930,540
Hanmi Financial Corp.*	10,781	109,104
Heartland Financial USA, Inc.	4,759	82,521
Heritage Commerce Corp.*	7,191	46,238
Heritage Financial Corp./Washington	5,379	73,154
Home Bancshares, Inc./Arkansas	7,742	206,015
Hudson Valley Holding Corp.	5,469	88,215
IBERIABANK Corp.	10,122	541,223
Independent Bank Corp./Massachusetts	7,437	213,665
International Bancshares Corp.	18,075	382,286
Investors Bancorp, Inc.*	15,920	239,118
Lakeland Bancorp, Inc.	8,182	80,589
Lakeland Financial Corp.	5,655	147,200
MainSource Financial Group, Inc.	6,864	82,711
MB Financial, Inc.	18,452	387,308
Merchants Bancshares, Inc.	1,703	47,991
Metro Bancorp, Inc.*	4,835	56,521
MidSouth Bancorp, Inc.	2,620	35,632
National Bankshares, Inc./Virginia	2,468	74,287
National Penn Bancshares, Inc.	42,597	376,983
NBT Bancorp, Inc.	11,997	264,894
Old National Bancorp/Indiana	32,377	425,434
OmniAmerican Bancorp, Inc.*	3,795	73,471
Oriental Financial Group, Inc.	13,848	167,561
Orrstown Financial Services, Inc.	2,521	22,109
Pacific Capital Bancorp N.A.*	1,301	59,339
Pacific Continental Corp.	6,231	58,696
PacWest Bancorp	10,421	253,230
Park National Corp.	4,445	307,461
Park Sterling Corp.*	11,203	53,774
Penns Woods Bancorp, Inc.	1,345	54,984
Peoples Bancorp, Inc./Ohio	3,648	63,986
Pinnacle Financial Partners, Inc.*	11,737	215,374
PrivateBancorp, Inc.	20,670	313,564
Prosperity Bancshares, Inc.	16,081	736,510
Renasant Corp.	8,788	143,069
Republic Bancorp, Inc./Kentucky, Class A	3,454	82,620
S&T Bancorp, Inc.	9,756	211,608
Sandy Spring Bancorp, Inc.	8,312	151,029
SCBT Financial Corp.	4,852	158,709
Seacoast Banking Corp. of Florida*	24,691	43,456
Sierra Bancorp	4,265	41,925
Signature Bank/New York*	15,781	994,834
Simmons First National Corp., Class A	6,046	156,168
Southside Bancshares, Inc.	5,722	126,456
Southwest Bancorp, Inc./Oklahoma*	6,694	61,719
State Bank Financial Corp.*	10,887	190,631
StellarOne Corp.	7,940	94,248
Sterling Bancorp/New York	10,992	105,413
Sterling Financial Corp./Washington*	9,225	192,618
Suffolk Bancorp*	3,781	49,115
Sun Bancorp, Inc./New Jersey*	13,257	46,797
Susquehanna Bancshares, Inc.	62,234	614,872
SVB Financial Group*	14,671	943,932
SY Bancorp, Inc.	4,245	98,484
Taylor Capital Group, Inc.*	5,169	74,175
Texas Capital Bancshares, Inc.*	12,694	439,466
Tompkins Financial Corp.	2,873	115,092
TowneBank/Virginia	8,455	114,058
Trico Bancshares	4,477	77,989
Trustmark Corp.	21,980	549,060
UMB Financial Corp.	10,982	491,280
Umpqua Holdings Corp.	38,954	528,216
Union First Market Bankshares Corp.	7,046	98,644
United Bankshares, Inc./West Virginia	10,445	301,443
United Community Banks, Inc./Georgia*	13,530	131,918
Univest Corp. of Pennsylvania	5,995	100,596
Virginia Commerce Bancorp, Inc.*	8,010	70,328
Washington Banking Co.	5,317	73,428
Washington Trust Bancorp, Inc.	4,967	119,903
Webster Financial Corp.	24,523	555,936
WesBanco, Inc.	8,049	162,107
West Bancorp, Inc.	5,328	53,227
West Coast Bancorp/Oregon*	4,651	87,997
Westamerica Bancorp	9,929	476,592
Western Alliance Bancorp*	23,919	202,594
Wilshire Bancorp, Inc.*	21,409	103,406
Wintrust Financial Corp.	11,886	425,400

		26,663,757

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	19,123	200,600
Cash America International, Inc.	10,063	482,320
Credit Acceptance Corp.*	2,312	233,535
DFC Global Corp.*	14,949	282,088
EZCORP, Inc., Class A*	16,048	520,838
First Cash Financial Services, Inc.*	10,108	433,532
First Marblehead Corp.*	21,334	26,028
Imperial Holdings, Inc.*	5,422	14,477
Nelnet, Inc., Class A	8,920	231,117
Netspend Holdings, Inc.*	9,198	71,376
Nicholas Financial, Inc.	3,574	47,141
World Acceptance Corp.*	5,204	318,745

		2,861,797

Diversified Financial Services (0.2%)
California First National Bancorp	690	10,585
Compass Diversified Holdings	14,040	207,652
FX Alliance, Inc.*	2,041	32,003
Gain Capital Holdings, Inc.	2,465	12,374
MarketAxess Holdings, Inc.	9,851	367,344
Marlin Business Services Corp.	2,868	43,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NewStar Financial, Inc.*	9,386	$104,372
PHH Corp.*	19,335	299,112
PICO Holdings, Inc.*	7,803	182,980

		1,259,614

Insurance (1.8%)
Alterra Capital Holdings Ltd.	31,108	714,862
American Equity Investment Life Holding Co.	20,449	261,134
American Safety Insurance Holdings Ltd.*	3,737	70,443
AMERISAFE, Inc.*	6,438	159,276
Amtrust Financial Services, Inc.	8,257	221,948
Argo Group International Holdings Ltd.	9,605	286,901
Baldwin & Lyons, Inc., Class B	3,241	72,534
Citizens, Inc./Texas*	12,935	127,798
CNO Financial Group, Inc.*	75,020	583,656
Crawford & Co., Class B	8,443	41,371
Delphi Financial Group, Inc., Class A	16,399	734,183
Donegal Group, Inc., Class A	3,108	42,486
eHealth, Inc.*	6,998	114,137
EMC Insurance Group, Inc.	1,907	38,312
Employers Holdings, Inc.	1,423	25,201
Enstar Group Ltd.*	2,379	235,497
FBL Financial Group, Inc., Class A	4,406	148,482
First American Financial Corp.	35,756	594,622
Flagstone Reinsurance Holdings S.A.	18,267	143,761
Fortegra Financial Corp.*	1,862	15,566
Global Indemnity plc*	4,143	80,747
Greenlight Capital Reinsurance Ltd., Class A*	9,748	240,093
Hallmark Financial Services*	4,617	36,428
Harleysville Group, Inc.	4,174	240,840
Hilltop Holdings, Inc.*	13,870	116,369
Horace Mann Educators Corp.	13,888	244,707
Independence Holding Co.	2,803	27,918
Infinity Property & Casualty Corp.	4,330	226,589
Kansas City Life Insurance Co.	1,482	47,720
Maiden Holdings Ltd.	17,752	159,768
Meadowbrook Insurance Group, Inc.	17,880	166,820
Montpelier Reinsurance Holdings Ltd.	21,366	412,791
National Financial Partners Corp.*	14,191	214,852
National Interstate Corp.	2,553	65,306
National Western Life Insurance Co., Class A	746	102,105
Navigators Group, Inc.*	3,828	180,835
OneBeacon Insurance Group Ltd., Class A	7,992	123,157
Phoenix Cos., Inc.*	40,600	99,470
Platinum Underwriters Holdings Ltd.	12,130	442,745
Presidential Life Corp.	7,415	84,753
Primerica, Inc.	10,295	259,537
ProAssurance Corp.	10,521	927,005
RLI Corp.	6,450	462,078
Safety Insurance Group, Inc.	4,521	188,254
SeaBright Holdings, Inc.	7,105	64,585
Selective Insurance Group, Inc.	18,831	331,614
State Auto Financial Corp.	5,270	76,995
Stewart Information Services Corp.	6,328	89,921
Symetra Financial Corp.	23,341	269,122
Tower Group, Inc.	12,888	289,078
United Fire Group, Inc.	7,538	134,855
Universal Insurance Holdings, Inc.	7,415	28,844

		11,068,071

Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	14,988	337,830
AG Mortgage Investment Trust, Inc. (REIT)	3,269	64,530
Agree Realty Corp. (REIT)	4,376	98,810
Alexander’s, Inc. (REIT)	718	282,806
American Assets Trust, Inc. (REIT)	11,189	255,109
American Campus Communities, Inc. (REIT)	25,583	1,144,072
American Capital Mortgage Investment Corp. (REIT)	5,597	121,847
Anworth Mortgage Asset Corp. (REIT)	48,736	320,683
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,968	124,699
ARMOUR Residential REIT, Inc. (REIT)	60,291	406,964
Ashford Hospitality Trust, Inc. (REIT)	18,079	162,892
Associated Estates Realty Corp. (REIT)	14,600	238,564
BioMed Realty Trust, Inc. (REIT)	53,005	1,006,035
Campus Crest Communities, Inc. (REIT)	10,522	122,687
CapLease, Inc. (REIT)	24,116	97,187
Capstead Mortgage Corp. (REIT)	32,231	422,548
CBL & Associates Properties, Inc. (REIT)	50,695	959,149
Cedar Realty Trust, Inc. (REIT)	20,032	102,564
Chatham Lodging Trust (REIT)	5,089	64,579
Chesapeake Lodging Trust (REIT)	11,416	205,146
Cogdell Spencer, Inc. (REIT)	16,242	68,866
Colonial Properties Trust (REIT)	30,070	653,421
Colony Financial, Inc. (REIT)	11,730	192,137
Coresite Realty Corp. (REIT)	6,815	160,766
Cousins Properties, Inc. (REIT)	32,100	243,318
CreXus Investment Corp. (REIT)	20,985	216,985
CubeSmart (REIT)	41,756	496,896
CYS Investments, Inc. (REIT)	38,790	507,761
DCT Industrial Trust, Inc. (REIT)	84,014	495,683
DiamondRock Hospitality Co. (REIT)	57,428	590,934
DuPont Fabros Technology, Inc. (REIT)	20,113	491,763
Dynex Capital, Inc. (REIT)	19,650	187,657
EastGroup Properties, Inc. (REIT)	9,357	469,909
Education Realty Trust, Inc. (REIT)	31,986	346,728
Entertainment Properties Trust (REIT)	16,237	753,072
Equity Lifestyle Properties, Inc. (REIT)	11,185	780,042
Equity One, Inc. (REIT)	18,910	382,360
Excel Trust, Inc. (REIT)	10,806	130,536
Extra Space Storage, Inc. (REIT)	32,323	930,579
FelCor Lodging Trust, Inc. (REIT)*	42,924	154,526
First Industrial Realty Trust, Inc. (REIT)*	29,892	369,166
First Potomac Realty Trust (REIT)	17,678	213,727
Franklin Street Properties Corp. (REIT)	25,449	269,759
Getty Realty Corp. (REIT)	9,428	146,888
Gladstone Commercial Corp. (REIT)	4,229	72,781
Glimcher Realty Trust (REIT)	47,247	482,864
Government Properties Income Trust (REIT)	12,934	311,839
Hatteras Financial Corp. (REIT)	26,379	735,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Realty Trust, Inc. (REIT)	26,878	$591,316
Hersha Hospitality Trust (REIT)	49,067	267,906
Highwoods Properties, Inc. (REIT)	22,958	764,961
Home Properties, Inc. (REIT)	16,583	1,011,729
Hudson Pacific Properties, Inc. (REIT)	7,905	119,603
Inland Real Estate Corp. (REIT)	27,675	245,477
Invesco Mortgage Capital, Inc. (REIT)	40,369	712,513
Investors Real Estate Trust (REIT)	29,280	225,163
iStar Financial, Inc. (REIT)*	28,187	204,356
Kilroy Realty Corp. (REIT)	23,573	1,098,738
Kite Realty Group Trust (REIT)	19,875	104,741
LaSalle Hotel Properties (REIT)	29,124	819,549
Lexington Realty Trust (REIT)	41,907	376,744
LTC Properties, Inc. (REIT)	10,936	349,952
Medical Properties Trust, Inc. (REIT)	47,416	440,020
MFA Financial, Inc. (REIT)	124,740	931,808
Mid-America Apartment Communities, Inc. (REIT)	14,140	947,804
Mission West Properties, Inc. (REIT)	6,637	65,441
Monmouth Real Estate Investment Corp. (REIT), Class A	14,549	141,707
MPG Office Trust, Inc. (REIT)*	17,832	41,727
National Health Investors, Inc. (REIT)	8,633	421,118
National Retail Properties, Inc. (REIT)	36,359	988,601
Newcastle Investment Corp. (REIT)	36,375	228,435
NorthStar Realty Finance Corp. (REIT)	36,923	199,753
Omega Healthcare Investors, Inc. (REIT)	35,302	750,521
One Liberty Properties, Inc. (REIT)	4,252	77,812
Parkway Properties, Inc./Maryland (REIT)	7,691	80,602
Pebblebrook Hotel Trust (REIT)	17,761	401,043
Pennsylvania Real Estate Investment Trust (REIT)	18,645	284,709
PennyMac Mortgage Investment Trust (REIT)	8,208	153,243
Post Properties, Inc. (REIT)	18,203	852,993
Potlatch Corp. (REIT)	14,071	440,985
PS Business Parks, Inc. (REIT)	6,517	427,124
RAIT Financial Trust (REIT)	16,074	79,888
Ramco-Gershenson Properties Trust (REIT)	13,746	167,976
Redwood Trust, Inc. (REIT)	27,616	309,299
Resource Capital Corp. (REIT)	28,426	153,216
Retail Opportunity Investments Corp. (REIT)	16,939	203,946
RLJ Lodging Trust (REIT)	9,851	183,524
Sabra Health Care REIT, Inc. (REIT)	12,977	213,342
Saul Centers, Inc. (REIT)	2,707	109,255
Sovran Self Storage, Inc. (REIT)	9,605	478,617
STAG Industrial, Inc. (REIT)	5,584	77,953
Strategic Hotels & Resorts, Inc. (REIT)*	60,199	396,109
Summit Hotel Properties, Inc. (REIT)	9,451	71,639
Sun Communities, Inc. (REIT)	9,265	401,452
Sunstone Hotel Investors, Inc. (REIT)*	40,790	397,295
Tanger Factory Outlet Centers (REIT)	29,726	883,754
Terreno Realty Corp. (REIT)	4,743	67,872
Two Harbors Investment Corp. (REIT)	73,034	740,565
UMH Properties, Inc. (REIT)	4,828	52,915
Universal Health Realty Income Trust (REIT)	3,512	139,181
Urstadt Biddle Properties, Inc. (REIT), Class A	7,917	156,282
Washington Real Estate Investment Trust (REIT)	23,014	683,516
Whitestone REIT (REIT), Class B	3,156	41,154
Winthrop Realty Trust (REIT)	10,532	122,066

		38,294,648

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	3,067	37,356
Consolidated-Tomoka Land Co.	1,328	39,508
Forestar Group, Inc.*	12,163	187,189
Kennedy-Wilson Holdings, Inc.	9,173	123,835
Tejon Ranch Co.*	4,879	139,735

		527,623

Thrifts & Mortgage Finance (0.9%)
Apollo Residential Mortgage, Inc.	3,588	65,947
Astoria Financial Corp.	30,190	297,673
Bank Mutual Corp.	15,922	64,325
BankFinancial Corp.	7,084	46,896
Beneficial Mutual Bancorp, Inc.*	11,452	100,090
Berkshire Hills Bancorp, Inc.	7,196	164,932
BofI Holding, Inc.*	3,324	56,774
Brookline Bancorp, Inc.	23,611	221,235
Cape Bancorp, Inc.*	3,864	30,835
Charter Financial Corp./Georgia	2,050	18,368
Clifton Savings Bancorp, Inc.	3,129	32,635
Dime Community Bancshares, Inc.	10,815	158,007
Doral Financial Corp.*	42,547	65,522
ESB Financial Corp.	4,172	60,160
ESSA Bancorp, Inc.	3,531	34,604
Farmer Mac, Class C	3,437	78,020
First Defiance Financial Corp.	3,295	55,554
First Financial Holdings, Inc.	5,673	62,403
First PacTrust Bancorp, Inc.	3,390	40,409
Flagstar Bancorp, Inc.*	67,054	61,690
Flushing Financial Corp.	10,973	147,697
Fox Chase Bancorp, Inc.	3,711	48,243
Franklin Financial Corp./Virginia*	4,686	62,933
Home Federal Bancorp, Inc./Idaho	5,330	53,993
Home Loan Servicing Solutions Ltd.	4,551	63,441
Kearny Financial Corp.	4,582	44,675
Meridian Interstate Bancorp, Inc.*	3,095	40,637
MGIC Investment Corp.*	64,665	320,738
Northfield Bancorp, Inc./New Jersey	5,278	75,053
Northwest Bancshares, Inc.	33,425	424,498
OceanFirst Financial Corp.	5,010	71,342
Ocwen Financial Corp.*	32,717	511,367
Oritani Financial Corp.	15,842	232,561
Provident Financial Services, Inc.	20,940	304,258
Provident New York Bancorp	13,215	111,799
Radian Group, Inc.	45,890	199,622
Rockville Financial, Inc.	10,206	118,900
Roma Financial Corp.	2,835	27,755
Territorial Bancorp, Inc.	3,867	80,472
TrustCo Bank Corp./New York	32,565	185,946
United Financial Bancorp, Inc.	5,548	87,769
ViewPoint Financial Group	11,984	184,314
Walker & Dunlop, Inc.*	3,780	47,628
Westfield Financial, Inc.	7,956	62,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WSFS Financial Corp.	2,201	$90,241

		5,314,893

Total Financials		94,286,004

Health Care (8.8%)
Biotechnology (2.7%)
Achillion Pharmaceuticals, Inc.*	16,289	156,049
Acorda Therapeutics, Inc.*	13,584	360,655
Aegerion Pharmaceuticals, Inc.*	2,983	41,255
Affymax, Inc.*	12,142	142,547
Alkermes plc*	32,427	601,521
Allos Therapeutics, Inc.*	26,213	38,795
Alnylam Pharmaceuticals, Inc.*	15,470	171,253
AMAG Pharmaceuticals, Inc.*	7,232	115,206
Amicus Therapeutics, Inc.*	6,278	33,148
Anacor Pharmaceuticals, Inc.*	4,163	24,520
Anthera Pharmaceuticals, Inc.*	7,285	16,100
Ardea Biosciences, Inc.*	7,915	172,230
Arena Pharmaceuticals, Inc.*	55,185	169,418
ARIAD Pharmaceuticals, Inc.*	53,562	854,314
ArQule, Inc.*	18,315	128,388
Array BioPharma, Inc.*	28,836	98,331
Astex Pharmaceuticals*	19,765	36,763
AVEO Pharmaceuticals, Inc.*	10,764	133,581
AVI BioPharma, Inc.*	45,057	69,388
BioCryst Pharmaceuticals, Inc.*	9,951	48,063
BioMimetic Therapeutics, Inc.*	5,986	14,785
BioSante Pharmaceuticals, Inc.*	35,093	23,863
Biospecifics Technologies Corp.*	1,436	22,718
Biotime, Inc.*	8,343	36,793
Cell Therapeutics, Inc.*	73,476	95,519
Celldex Therapeutics, Inc.*	18,062	91,936
Cepheid, Inc.*	22,220	929,463
Chelsea Therapeutics International Ltd.*	19,898	50,939
ChemoCentryx, Inc.*	1,767	18,836
Cleveland Biolabs, Inc.*	10,399	25,582
Clovis Oncology, Inc.*	3,653	92,969
Codexis, Inc.*	8,302	30,302
Cubist Pharmaceuticals, Inc.*	21,452	927,799
Curis, Inc.*	26,220	126,380
Cytori Therapeutics, Inc.*	17,630	43,899
DUSA Pharmaceuticals, Inc.*	8,334	52,171
Dyax Corp.*	32,897	51,319
Dynavax Technologies Corp.*	52,640	266,358
Emergent Biosolutions, Inc.*	8,430	134,880
Enzon Pharmaceuticals, Inc.*	12,971	88,722
Exact Sciences Corp.*	19,434	216,883
Exelixis, Inc.*	50,961	263,978
Genomic Health, Inc.*	5,849	179,038
Geron Corp.*	44,513	75,227
GTx, Inc.*	8,044	30,969
Halozyme Therapeutics, Inc.*	30,579	390,188
Horizon Pharma, Inc.*	1,620	6,707
Idenix Pharmaceuticals, Inc.*	20,677	202,428
Immunogen, Inc.*	25,830	371,694
Immunomedics, Inc.*	22,615	82,092
Incyte Corp.*	29,905	577,167
Infinity Pharmaceuticals, Inc.*	6,313	75,503
Insmed, Inc.*	8,309	30,162
InterMune, Inc.*	18,602	272,891
Ironwood Pharmaceuticals, Inc.*	18,517	246,461
Isis Pharmaceuticals, Inc.*	34,233	300,223
Keryx Biopharmaceuticals, Inc.*	23,928	119,161
Lexicon Pharmaceuticals, Inc.*	63,387	117,900
Ligand Pharmaceuticals, Inc., Class B*	6,736	107,439
MannKind Corp.*	33,809	83,508
Maxygen, Inc.*	10,626	60,993
Medivation, Inc.*	10,636	794,722
Metabolix, Inc.*	11,199	31,693
Momenta Pharmaceuticals, Inc.*	15,892	243,465
Nabi Biopharmaceuticals*	12,671	23,568
Neostem, Inc.*	20,644	7,793
Neurocrine Biosciences, Inc.*	19,855	158,244
NewLink Genetics Corp.*	2,227	20,377
Novavax, Inc.*	35,525	44,762
NPS Pharmaceuticals, Inc.*	29,505	201,814
Nymox Pharmaceutical Corp.*	6,589	52,976
OncoGenex Pharmaceutical, Inc.*	4,456	59,220
Oncothyreon, Inc.*	14,273	62,230
Onyx Pharmaceuticals, Inc.*	21,572	812,833
Opko Health, Inc.*	37,409	176,945
Orexigen Therapeutics, Inc.*	14,329	58,749
Osiris Therapeutics, Inc.*	5,852	29,962
PDL BioPharma, Inc.	48,679	309,112
Peregrine Pharmaceuticals, Inc.*	31,384	16,951
Pharmacyclics, Inc.*	15,517	430,752
PharmAthene, Inc.*	9,817	17,376
Progenics Pharmaceuticals, Inc.*	10,071	99,703
Raptor Pharmaceutical Corp.*	16,146	109,147
Rigel Pharmaceuticals, Inc.*	23,548	189,561
Sangamo BioSciences, Inc.*	17,995	88,175
Savient Pharmaceuticals, Inc.*	25,322	55,202
Sciclone Pharmaceuticals, Inc.*	11,558	72,931
Seattle Genetics, Inc.*	32,800	668,464
SIGA Technologies, Inc.*	11,760	39,514
Spectrum Pharmaceuticals, Inc.*	19,743	249,354
Sunesis Pharmaceuticals, Inc.*	9,592	27,529
Synta Pharmaceuticals Corp.*	9,064	39,428
Targacept, Inc.*	9,572	49,009
Theravance, Inc.*	23,240	453,180
Trius Therapeutics, Inc.*	3,431	18,356
Vanda Pharmaceuticals, Inc.*	9,406	45,055
Vical, Inc.*	29,293	99,596
Zalicus, Inc.*	27,109	32,531
ZIOPHARM Oncology, Inc.*	22,990	124,146

		16,361,795

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.*	7,741	225,495
ABIOMED, Inc.*	10,873	241,272
Accuray, Inc.*	23,480	165,769
Align Technology, Inc.*	20,862	574,748
Alphatec Holdings, Inc.*	18,674	44,257
Analogic Corp.	4,307	290,895
AngioDynamics, Inc.*	8,564	104,909
Antares Pharma, Inc.*	30,054	97,074
ArthroCare Corp.*	9,378	251,799
AtriCure, Inc.*	4,564	45,412
Atrion Corp.	540	113,513
Bacterin International Holdings, Inc.*	8,355	20,219
Biolase Technology, Inc.*	10,192	27,620
Cantel Medical Corp.	6,798	170,562
Cardiovascular Systems, Inc.*	5,118	47,342
Cerus Corp.*	17,509	70,386
Conceptus, Inc.*	10,703	153,909
CONMED Corp.	9,718	290,277
CryoLife, Inc.*	9,901	52,178
Cyberonics, Inc.*	9,720	370,624
Cynosure, Inc., Class A*	3,295	58,849
Delcath Systems, Inc.*	16,655	52,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
DexCom, Inc.*	23,019	$240,088
DynaVox, Inc., Class A*	2,860	8,809
Endologix, Inc.*	16,779	245,812
Exactech, Inc.*	2,849	45,157
Greatbatch, Inc.*	8,007	196,332
Haemonetics Corp.*	8,764	610,676
Hansen Medical, Inc.*	17,067	51,201
HeartWare International, Inc.*	4,114	270,249
ICU Medical, Inc.*	4,179	205,440
Insulet Corp.*	15,760	301,646
Integra LifeSciences Holdings Corp.*	6,734	233,602
Invacare Corp.	9,841	163,065
IRIS International, Inc.*	5,901	79,723
Kensey Nash Corp.	2,940	86,024
MAKO Surgical Corp.*	10,859	457,707
Masimo Corp.*	18,063	422,313
Medical Action Industries, Inc.*	5,695	32,575
Meridian Bioscience, Inc.	14,189	274,983
Merit Medical Systems, Inc.*	14,392	178,749
Natus Medical, Inc.*	9,979	119,049
Navidea Biopharmaceuticals, Inc.*	32,364	106,154
Neogen Corp.*	7,987	312,052
NuVasive, Inc.*	14,529	244,668
NxStage Medical, Inc.*	15,317	295,159
OraSure Technologies, Inc.*	16,046	184,369
Orthofix International N.V.*	6,184	232,395
Palomar Medical Technologies, Inc.*	6,663	62,232
Quidel Corp.*	9,766	179,401
Rockwell Medical Technologies, Inc.*	5,305	50,185
RTI Biologics, Inc.*	18,980	70,226
Solta Medical, Inc.*	21,585	65,403
Spectranetics Corp.*	11,393	118,487
STAAR Surgical Co.*	12,180	131,909
Stereotaxis, Inc.*	12,935	8,408
STERIS Corp.	20,213	639,135
SurModics, Inc.*	5,082	78,110
Symmetry Medical, Inc.*	12,515	88,481
Synergetics USA, Inc.*	7,354	47,801
Tornier N.V.*	3,613	92,854
Unilife Corp.*	22,019	89,397
Uroplasty, Inc.*	7,002	21,076
Vascular Solutions, Inc.*	5,555	59,938
Volcano Corp.*	17,671	500,973
West Pharmaceutical Services, Inc.	11,385	484,204
Wright Medical Group, Inc.*	13,402	258,927
Young Innovations, Inc.	1,964	60,727
Zeltiq Aesthetics, Inc.*	2,558	15,783
Zoll Medical Corp.*	7,456	690,649

		12,881,709

Health Care Providers & Services (1.9%)
Accretive Health, Inc.*	13,735	274,288
Air Methods Corp.*	3,887	339,141
Alliance HealthCare Services, Inc.*	6,918	10,377
Almost Family, Inc.*	2,761	71,814
Amedisys, Inc.*	10,152	146,798
AMN Healthcare Services, Inc.*	13,864	84,016
Amsurg Corp.*	10,720	299,946
Assisted Living Concepts, Inc., Class A	6,697	111,237
Bio-Reference Labs, Inc.*	8,418	197,907
BioScrip, Inc.*	13,894	94,340
Capital Senior Living Corp.*	9,461	87,420
CardioNet, Inc.*	7,619	23,467
Centene Corp.*	17,064	835,624
Chemed Corp.	6,755	423,403
Chindex International, Inc.*	3,950	37,525
Corvel Corp.*	2,166	86,402
Cross Country Healthcare, Inc.*	9,384	47,014
Emeritus Corp.*	10,438	184,335
Ensign Group, Inc.	5,576	151,444
ExamWorks Group, Inc.*	9,281	115,270
Five Star Quality Care, Inc.*	13,884	47,344
Gentiva Health Services, Inc.*	10,572	92,399
Hanger Orthopedic Group, Inc.*	11,493	251,237
HealthSouth Corp.*	32,368	662,897
Healthways, Inc.*	11,681	85,972
HMS Holdings Corp.*	28,873	901,126
IPC The Hospitalist Co., Inc.*	5,613	207,176
Kindred Healthcare, Inc.*	17,912	154,760
Landauer, Inc.	3,252	172,421
LHC Group, Inc.*	5,431	100,636
Magellan Health Services, Inc.*	9,675	472,237
Metropolitan Health Networks, Inc.*	14,537	136,212
MModal, Inc.*	11,411	120,386
Molina Healthcare, Inc.*	9,652	324,597
MWI Veterinary Supply, Inc.*	4,319	380,072
National Healthcare Corp.	3,527	160,690
National Research Corp.	666	28,598
Owens & Minor, Inc.	21,725	660,657
PharMerica Corp.*	10,072	125,195
Providence Service Corp.*	4,411	68,415
PSS World Medical, Inc.*	17,377	440,333
RadNet, Inc.*	10,399	33,069
Select Medical Holdings Corp.*	13,616	104,707
Skilled Healthcare Group, Inc., Class A*	6,598	50,541
Sun Healthcare Group, Inc.*	8,835	60,431
Sunrise Senior Living, Inc.*	19,724	124,656
Team Health Holdings, Inc.*	9,122	187,548
Triple-S Management Corp., Class B*	6,769	156,364
U.S. Physical Therapy, Inc.	4,040	93,122
Universal American Corp.	11,080	119,442
Vanguard Health Systems, Inc.*	10,448	103,017
WellCare Health Plans, Inc.*	14,531	1,044,488

		11,292,513

Health Care Technology (0.4%)
athenahealth, Inc.*	11,869	879,730
Computer Programs & Systems, Inc.	3,804	215,002
Epocrates, Inc.*	2,355	20,206
Greenway Medical Technologies*	2,617	39,988
HealthStream, Inc.*	6,193	143,616
MedAssets, Inc.*	16,335	214,969
Medidata Solutions, Inc.*	7,187	191,462
Merge Healthcare, Inc.*	19,022	111,279
Omnicell, Inc.*	11,339	172,466
Quality Systems, Inc.	13,183	576,492
Transcend Services, Inc.*	3,035	89,077

		2,654,287

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	24,331	103,893
Albany Molecular Research, Inc.*	6,861	18,525
BG Medicine, Inc.*	2,734	19,193
Cambrex Corp.*	10,088	70,515
Complete Genomics, Inc.*	4,232	11,934
Enzo Biochem, Inc.*	13,109	35,263
eResearchTechnology, Inc.*	16,838	131,673
Fluidigm Corp.*	2,221	34,936
Furiex Pharmaceuticals, Inc.*	3,233	76,396
Harvard Bioscience, Inc.*	7,742	30,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Luminex Corp.*	13,029	$304,227
Medtox Scientific, Inc.*	2,803	47,259
Pacific Biosciences of California, Inc.*	11,450	39,159
PAREXEL International Corp.*	19,957	538,240
Sequenom, Inc.*	39,222	159,634

		1,621,196

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*	3,634	12,574
Akorn, Inc.*	19,296	225,763
Alimera Sciences, Inc.*	3,334	11,269
Ampio Pharmaceuticals, Inc.*	7,776	26,516
Auxilium Pharmaceuticals, Inc.*	16,467	305,792
AVANIR Pharmaceuticals, Inc., Class A*	45,534	155,726
Cadence Pharmaceuticals, Inc.*	16,995	62,881
Cempra, Inc.*	1,445	10,910
Columbia Laboratories, Inc.*	18,686	13,267
Corcept Therapeutics, Inc.*	13,586	53,393
Cornerstone Therapeutics, Inc.*	3,083	18,375
Depomed, Inc.*	18,502	115,823
Durect Corp.*	25,134	20,107
Endocyte, Inc.*	5,520	27,490
Hi-Tech Pharmacal Co., Inc.*	3,576	128,486
Impax Laboratories, Inc.*	22,180	545,184
ISTA Pharmaceuticals, Inc.*	10,982	98,948
Jazz Pharmaceuticals plc*	7,586	367,693
KV Pharmaceutical Co., Class A*	18,624	24,584
Lannett Co., Inc.*	5,060	21,100
MAP Pharmaceuticals, Inc.*	7,498	107,671
Medicines Co.*	18,531	371,917
Medicis Pharmaceutical Corp., Class A	21,113	793,638
Nektar Therapeutics*	39,148	310,052
Obagi Medical Products, Inc.*	6,471	86,711
Optimer Pharmaceuticals, Inc.*	15,933	221,469
Pacira Pharmaceuticals, Inc.*	2,218	25,596
Pain Therapeutics, Inc.*	13,272	47,646
Par Pharmaceutical Cos., Inc.*	12,283	475,721
Pernix Therapeutics Holdings*	1,259	11,331
Pozen, Inc.*	9,100	54,600
Questcor Pharmaceuticals, Inc.*	18,121	681,712
Sagent Pharmaceuticals, Inc.*	2,218	39,636
Salix Pharmaceuticals Ltd.*	19,878	1,043,595
Santarus, Inc.*	18,386	107,558
Sucampo Pharmaceuticals, Inc., Class A*	4,512	33,614
Transcept Pharmaceuticals, Inc.*	2,059	21,661
ViroPharma, Inc.*	24,052	723,244
Vivus, Inc.*	33,228	742,978
XenoPort, Inc.*	12,611	56,749
Zogenix, Inc.*	6,796	13,592

		8,216,572

Total Health Care		53,028,072

Industrials (10.9%)
Aerospace & Defense (1.3%)
AAR Corp.	13,658	249,258
Aerovironment, Inc.*	5,789	155,203
American Science & Engineering, Inc.	3,116	208,928
Astronics Corp.*	3,501	122,395
Ceradyne, Inc.	8,553	278,486
Cubic Corp.	5,426	256,541
Curtiss-Wright Corp.	15,808	585,054
DigitalGlobe, Inc.*	12,099	161,401
Ducommun, Inc.*	3,461	41,186
Esterline Technologies Corp.*	10,394	742,755
GenCorp, Inc.*	20,048	142,341
GeoEye, Inc.*	7,622	183,462
HEICO Corp.	14,229	734,074
Hexcel Corp.*	33,437	802,822
KEYW Holding Corp.*	6,116	47,399
Kratos Defense & Security Solutions, Inc.*	9,514	50,805
LMI Aerospace, Inc.*	3,222	58,640
Moog, Inc., Class A*	15,438	662,136
National Presto Industries, Inc.	1,649	125,093
Orbital Sciences Corp.*	20,067	263,881
Taser International, Inc.*	18,943	82,213
Teledyne Technologies, Inc.*	12,533	790,206
Triumph Group, Inc.	12,840	804,554

		7,548,833

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	18,473	106,958
Atlas Air Worldwide Holdings, Inc.*	8,870	436,493
Forward Air Corp.	10,070	369,267
Hub Group, Inc., Class A*	12,424	447,637
Pacer International, Inc.*	11,890	75,145
Park-Ohio Holdings Corp.*	2,943	59,007

		1,494,507

Airlines (0.4%)
Alaska Air Group, Inc.*	24,509	877,912
Allegiant Travel Co.*	5,089	277,351
Hawaiian Holdings, Inc.*	17,421	91,112
JetBlue Airways Corp.*	84,775	414,550
Republic Airways Holdings, Inc.*	16,772	82,854
SkyWest, Inc.	18,178	200,867
Spirit Airlines, Inc.*	5,378	107,936
U.S. Airways Group, Inc.*	55,707	422,816

		2,475,398

Building Products (0.5%)
A.O. Smith Corp.	12,945	581,878
AAON, Inc.	6,431	129,842
Ameresco, Inc., Class A*	6,134	83,116
American Woodmark Corp.	3,211	57,798
Apogee Enterprises, Inc.	9,677	125,317
Builders FirstSource, Inc.*	15,376	65,040
Gibraltar Industries, Inc.*	10,378	157,227
Griffon Corp.	16,328	174,709
Insteel Industries, Inc.	6,094	74,042
NCI Building Systems, Inc.*	6,895	79,361
Quanex Building Products Corp.	13,035	229,807
Simpson Manufacturing Co., Inc.	14,111	455,080
Trex Co., Inc.*	5,336	171,179
Universal Forest Products, Inc.	6,702	231,085
USG Corp.*	24,510	421,572

		3,037,053

Commercial Services & Supplies (1.8%)
A.T. Cross Co., Class A*	3,116	37,517
ABM Industries, Inc.	17,877	434,411
ACCO Brands Corp.*	18,907	234,636
American Reprographics Co.*	12,465	67,186
Brink’s Co.	15,759	376,167
Casella Waste Systems, Inc., Class A*	8,502	52,967
Cenveo, Inc.*	18,990	64,186
Clean Harbors, Inc.*	16,023	1,078,829
Consolidated Graphics, Inc.*	2,899	131,180
Courier Corp.	3,881	45,020
Deluxe Corp.	17,354	406,431
Encore Capital Group, Inc.*	5,587	125,987
EnergySolutions, Inc.*	27,384	134,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
EnerNOC, Inc.*	8,029	$57,809
Ennis, Inc.	8,992	142,253
Fuel Tech, Inc.*	5,953	32,503
G&K Services, Inc., Class A	6,403	218,983
GEO Group, Inc.*	20,640	392,366
Healthcare Services Group, Inc.	22,562	479,894
Heritage-Crystal Clean, Inc.*	1,626	32,439
Herman Miller, Inc.	19,653	451,233
HNI Corp.	15,391	427,100
InnerWorkings, Inc.*	8,831	102,881
Interface, Inc., Class A	18,044	251,714
Intersections, Inc.	3,436	43,912
Kimball International, Inc., Class B	10,781	74,497
Knoll, Inc.	16,392	272,763
McGrath RentCorp	8,365	268,600
Metalico, Inc.*	14,056	60,019
Mine Safety Appliances Co.	9,208	378,265
Mobile Mini, Inc.*	12,595	266,006
Multi-Color Corp.	3,883	87,406
NL Industries, Inc.	2,373	35,358
Portfolio Recovery Associates, Inc.*	5,913	424,080
Quad/Graphics, Inc.	8,679	120,638
Rollins, Inc.	21,591	459,456
Schawk, Inc.	3,971	49,677
Standard Parking Corp.*	5,339	109,449
Steelcase, Inc., Class A	27,339	262,454
Swisher Hygiene, Inc.*	28,921	71,146
Sykes Enterprises, Inc.*	13,622	215,228
Team, Inc.*	6,668	206,375
Tetra Tech, Inc.*	21,231	559,649
TMS International Corp., Class A*	4,383	53,034
TRC Cos., Inc.*	6,051	36,972
U.S. Ecology, Inc.	6,352	138,092
UniFirst Corp.	4,861	299,195
United Stationers, Inc.	14,391	446,553
Viad Corp.	6,975	135,524

		10,852,222

Construction & Engineering (0.5%)
Aegion Corp.*	13,587	242,256
Argan, Inc.	2,579	41,367
Comfort Systems USA, Inc.	13,052	142,397
Dycom Industries, Inc.*	12,103	282,726
EMCOR Group, Inc.	22,646	627,747
Furmanite Corp.*	12,662	81,290
Granite Construction, Inc.	13,315	382,673
Great Lakes Dredge & Dock Corp.	20,218	145,974
Layne Christensen Co.*	6,737	149,898
MasTec, Inc.*	19,475	352,303
Michael Baker Corp.*	2,917	69,571
MYR Group, Inc.*	6,899	123,216
Northwest Pipe Co.*	3,156	67,034
Orion Marine Group, Inc.*	9,567	69,169
Pike Electric Corp.*	5,540	45,594
Primoris Services Corp.	9,163	147,158
Sterling Construction Co., Inc.*	5,763	56,189
Tutor Perini Corp.*	10,744	167,392
UniTek Global Services, Inc.*	3,051	10,282

		3,204,236

Electrical Equipment (0.8%)
A123 Systems, Inc.*	31,160	34,899
Active Power, Inc.*	30,094	23,476
Acuity Brands, Inc.	14,746	926,491
American Superconductor Corp.*	15,663	64,532
AZZ, Inc.	4,303	222,207
Belden, Inc.	16,003	606,674
Brady Corp., Class A	16,106	521,029
Broadwind Energy, Inc.*	49,898	23,457
Capstone Turbine Corp.*	88,972	90,751
Coleman Cable, Inc.*	2,873	27,926
Encore Wire Corp.	6,351	188,815
EnerSys*	16,180	560,637
Franklin Electric Co., Inc.	7,984	391,775
FuelCell Energy, Inc.*	51,085	80,203
Generac Holdings, Inc.*	8,508	208,871
Global Power Equipment Group, Inc.*	5,351	148,223
II-VI, Inc.*	17,771	420,284
LSI Industries, Inc.	6,784	49,727
Powell Industries, Inc.*	3,000	102,750
PowerSecure International, Inc.*	6,482	39,281
Preformed Line Products Co.	821	53,776
SatCon Technology Corp.*	26,967	9,708
Thermon Group Holdings, Inc.*	3,099	63,375
Valence Technology, Inc.*	25,994	21,011
Vicor Corp.	6,942	55,536

		4,935,414

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	6,199	378,201
Seaboard Corp.*	107	208,757
Standex International Corp.	4,275	176,087

		763,045

Machinery (2.3%)
Accuride Corp.*	13,860	120,443
Actuant Corp., Class A	23,348	676,859
Alamo Group, Inc.	2,266	68,116
Albany International Corp., Class A	9,464	217,199
Altra Holdings, Inc.*	9,213	176,890
American Railcar Industries, Inc.*	3,339	78,500
Ampco-Pittsburgh Corp.	2,986	60,108
Astec Industries, Inc.*	6,838	249,450
Barnes Group, Inc.	18,484	486,314
Blount International, Inc.*	16,633	277,438
Briggs & Stratton Corp.	17,374	311,516
Cascade Corp.	3,146	157,678
Chart Industries, Inc.*	10,008	733,887
CIRCOR International, Inc.	5,910	196,626
CLARCOR, Inc.	17,219	845,281
Colfax Corp.*	17,536	617,969
Columbus McKinnon Corp.*	6,565	106,944
Commercial Vehicle Group, Inc.*	9,858	120,366
Douglas Dynamics, Inc.	6,557	90,159
Dynamic Materials Corp.	4,587	96,832
Energy Recovery, Inc.*	15,310	35,213
EnPro Industries, Inc.*	7,088	291,317
ESCO Technologies, Inc.	9,142	336,151
Federal Signal Corp.*	21,185	117,789
Flow International Corp.*	15,900	63,918
FreightCar America, Inc.	4,111	92,456
Gorman-Rupp Co.	5,219	152,290
Graham Corp.	3,445	75,411
Greenbrier Cos., Inc.*	6,795	134,473
Hurco Cos., Inc.*	2,117	59,805
John Bean Technologies Corp.	9,821	159,100
Kadant, Inc.*	3,713	88,444
Kaydon Corp.	11,243	286,809
L.B. Foster Co., Class A	3,089	88,067
Lindsay Corp.	4,320	286,286
Lydall, Inc.*	6,084	61,996
Meritor, Inc.*	32,459	261,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Met-Pro Corp.	5,332	$56,306
Middleby Corp.*	6,363	643,808
Miller Industries, Inc.	3,783	64,008
Mueller Industries, Inc.	12,779	580,806
Mueller Water Products, Inc., Class A	53,338	177,616
NACCO Industries, Inc., Class A	1,999	232,624
NN, Inc.*	5,746	46,887
Omega Flex, Inc.*	853	10,833
PMFG, Inc.*	7,060	105,971
RBC Bearings, Inc.*	7,519	346,851
Robbins & Myers, Inc.	13,450	700,072
Sauer-Danfoss, Inc.	3,965	186,355
Sun Hydraulics Corp.	6,893	180,321
Tecumseh Products Co., Class A*	6,035	24,261
Tennant Co.	6,575	289,300
Titan International, Inc.	14,457	341,908
Trimas Corp.*	8,738	195,644
Twin Disc, Inc.	2,901	75,687
Wabash National Corp.*	23,524	243,473
Watts Water Technologies, Inc., Class A	10,154	413,775
Woodward, Inc.	20,919	895,961
Xerium Technologies, Inc.*	3,796	24,484

		14,116,995

Marine (0.0%)
Baltic Trading Ltd.	5,864	24,336
Eagle Bulk Shipping, Inc.*	22,083	42,841
Excel Maritime Carriers Ltd.*	16,033	32,066
Genco Shipping & Trading Ltd.*	11,382	72,389
International Shipholding Corp.	1,956	45,164
Ultrapetrol Bahamas Ltd.*	7,845	15,690

		232,486

Professional Services (1.1%)
Acacia Research Corp.*	14,490	604,813
Advisory Board Co.*	5,654	501,057
Barrett Business Services, Inc.	2,571	50,983
CBIZ, Inc.*	13,403	84,707
CDI Corp.	4,382	78,569
Corporate Executive Board Co.	11,709	503,604
CoStar Group, Inc.*	8,583	592,656
CRA International, Inc.*	3,698	93,263
Dolan Co.*	10,372	94,489
Exponent, Inc.*	4,529	219,747
Franklin Covey Co.*	4,453	41,903
FTI Consulting, Inc.*	14,284	535,936
GP Strategies Corp.*	5,135	89,862
Heidrick & Struggles International, Inc.	6,116	134,735
Hill International, Inc.*	8,546	33,586
Hudson Highland Group, Inc.*	11,150	59,987
Huron Consulting Group, Inc.*	7,603	285,569
ICF International, Inc.*	6,743	171,070
Insperity, Inc.	7,886	241,627
Kelly Services, Inc., Class A	9,120	145,829
Kforce, Inc.*	10,173	151,578
Korn/Ferry International*	16,155	270,596
Mistras Group, Inc.*	5,046	120,196
Navigant Consulting, Inc.*	17,702	246,235
Odyssey Marine Exploration, Inc.*	25,069	77,714
On Assignment, Inc.*	12,668	221,310
Pendrell Corp.*	51,619	134,726
Resources Connection, Inc.	14,833	208,404
RPX Corp.*	3,448	58,478
TrueBlue, Inc.*	13,780	246,386
VSE Corp.	1,400	34,734

		6,334,349

Road & Rail (0.9%)
Amerco, Inc.	2,972	313,576
Arkansas Best Corp.	8,675	163,177
Avis Budget Group, Inc.*	35,549	503,018
Celadon Group, Inc.	6,874	106,891
Covenant Transportation Group, Inc., Class A*	2,430	7,776
Dollar Thrifty Automotive Group, Inc.*	9,856	797,449
Genesee & Wyoming, Inc., Class A*	13,513	737,539
Heartland Express, Inc.	17,269	249,710
Knight Transportation, Inc.	20,729	366,074
Marten Transport Ltd.	5,288	116,706
Old Dominion Freight Line, Inc.*	16,168	770,729
Patriot Transportation Holding, Inc.*	2,014	46,906
Quality Distribution, Inc.*	5,279	72,745
RailAmerica, Inc.*	7,307	156,808
Roadrunner Transportation Systems, Inc.*	3,052	52,952
Saia, Inc.*	5,463	92,926
Swift Transportation Co.*	27,162	313,449
Universal Truckload Services, Inc.	1,901	28,629
Werner Enterprises, Inc.	14,837	368,848
Zipcar, Inc.*	3,319	49,154

		5,315,062

Trading Companies & Distributors (0.9%)
Aceto Corp.	9,300	88,257
Aircastle Ltd.	18,887	231,177
Applied Industrial Technologies, Inc.	14,407	592,560
Beacon Roofing Supply, Inc.*	15,791	406,776
CAI International, Inc.*	4,233	76,956
DXP Enterprises, Inc.*	2,960	128,730
Essex Rental Corp.*	6,022	23,004
H&E Equipment Services, Inc.*	9,799	185,397
Houston Wire & Cable Co.	6,071	84,326
Interline Brands, Inc.*	10,496	226,819
Kaman Corp.	9,015	306,059
Lawson Products, Inc.	1,278	19,311
RSC Holdings, Inc.*	22,938	518,169
Rush Enterprises, Inc., Class A*	11,103	235,606
SeaCube Container Leasing Ltd.	3,686	63,399
TAL International Group, Inc.	7,590	278,629
Textainer Group Holdings Ltd.	3,940	133,566
Titan Machinery, Inc.*	5,282	148,952
United Rentals, Inc.*	21,275	912,485
Watsco, Inc.	9,618	712,117

		5,372,295

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	7,206	116,737

Total Industrials		65,798,632

Information Technology (11.6%)
Communications Equipment (1.3%)
ADTRAN, Inc.	22,010	686,492
Anaren, Inc.*	5,146	94,429
Arris Group, Inc.*	38,930	439,909
Aruba Networks, Inc.*	30,514	679,852
Aviat Networks, Inc.*	18,477	52,105
Bel Fuse, Inc., Class B	3,716	65,662
Black Box Corp.	6,158	157,091
Calix, Inc.*	13,496	115,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Communications Systems, Inc.	2,262	$29,700
Comtech Telecommunications Corp.	6,348	206,818
Dialogic, Inc.*	4,731	4,116
Digi International, Inc.*	8,632	94,866
Emcore Corp.*	7,578	36,147
Emulex Corp.*	30,143	312,884
Extreme Networks, Inc.*	31,481	120,572
Finisar Corp.*	30,499	614,555
Globecomm Systems, Inc.*	7,653	110,815
Harmonic, Inc.*	39,427	215,666
Infinera Corp.*	35,863	291,208
InterDigital, Inc.	15,446	538,448
Ixia*	13,246	165,442
KVH Industries, Inc.*	5,140	53,970
Loral Space & Communications, Inc.*	3,749	298,420
Meru Networks, Inc.*	3,166	12,822
NETGEAR, Inc.*	12,378	472,840
Numerex Corp., Class A*	3,179	31,091
Oclaro, Inc.*	17,461	68,796
Oplink Communications, Inc.*	6,684	114,296
Opnext, Inc.*	13,679	21,202
Plantronics, Inc.	14,753	593,956
Powerwave Technologies, Inc.*	10,062	20,627
Procera Networks, Inc.*	4,922	110,056
ShoreTel, Inc.*	16,151	91,738
Sonus Networks, Inc.*	72,665	210,728
Sycamore Networks, Inc.*	6,966	123,577
Symmetricom, Inc.*	14,738	85,038
Ubiquiti Networks, Inc.*	2,981	94,289
ViaSat, Inc.*	12,300	592,983
Westell Technologies, Inc., Class A*	17,757	41,374

		8,069,701

Computers & Peripherals (0.5%)
3D Systems Corp.*	14,382	338,552
Avid Technology, Inc.*	10,152	111,672
Cray, Inc.*	12,329	90,248
Dot Hill Systems Corp.*	19,990	30,185
Electronics for Imaging, Inc.*	15,958	265,222
Imation Corp.*	10,460	64,747
Immersion Corp.*	10,036	54,797
Intermec, Inc.*	20,382	157,553
Intevac, Inc.*	8,010	68,085
Novatel Wireless, Inc.*	11,232	37,627
OCZ Technology Group, Inc.*	22,554	157,427
Quantum Corp.*	77,343	202,639
Rimage Corp.	3,305	33,083
Silicon Graphics International Corp.*	10,618	102,782
STEC, Inc.*	12,658	119,492
Stratasys, Inc.*	7,260	265,135
Super Micro Computer, Inc.*	9,685	169,100
Synaptics, Inc.*	11,046	403,290
Xyratex Ltd.	9,729	154,788

		2,826,424

Electronic Equipment, Instruments & Components (1.8%)
Aeroflex Holding Corp.*	6,853	76,342
Agilysys, Inc.*	6,006	53,994
Anixter International, Inc.*	9,874	716,161
Badger Meter, Inc.	5,184	176,204
Benchmark Electronics, Inc.*	20,843	343,701
Brightpoint, Inc.*	23,355	188,008
Checkpoint Systems, Inc.*	13,754	155,145
Cognex Corp.	14,053	595,285
Coherent, Inc.*	7,971	464,948
CTS Corp.	11,758	123,694
Daktronics, Inc.	12,062	107,231
DDi Corp.	5,112	62,366
DTS, Inc.*	5,973	180,504
Echelon Corp.*	12,241	54,228
Electro Rent Corp.	6,477	119,242
Electro Scientific Industries, Inc.	7,701	115,592
eMagin Corp.*	6,618	21,509
Fabrinet*	7,000	123,970
FARO Technologies, Inc.*	5,602	326,765
FEI Co.*	13,149	645,747
GSI Group, Inc.*	8,807	106,212
Identive Group, Inc.*	14,039	29,342
Insight Enterprises, Inc.*	15,037	329,761
InvenSense, Inc.*	3,201	57,938
Kemet Corp.*	15,167	141,963
LeCroy Corp.*	5,414	56,251
Littelfuse, Inc.	7,274	456,080
Maxwell Technologies, Inc.*	9,560	175,235
Measurement Specialties, Inc.*	5,120	172,544
Mercury Computer Systems, Inc.*	10,321	136,753
Methode Electronics, Inc.	12,644	117,336
Microvision, Inc.*	5,699	15,558
MTS Systems Corp.	5,353	284,191
Multi-Fineline Electronix, Inc.*	3,130	85,919
NeoPhotonics Corp.*	2,816	13,320
Newport Corp.*	12,836	227,454
OSI Systems, Inc.*	6,542	401,025
Park Electrochemical Corp.	7,164	216,568
PC Connection, Inc.	2,992	24,594
Plexus Corp.*	12,210	427,228
Power-One, Inc.*	23,438	106,643
Pulse Electronics Corp.	14,094	35,376
RadiSys Corp.*	6,628	49,047
RealD, Inc.*	14,106	190,431
Richardson Electronics Ltd.	4,772	57,169
Rofin-Sinar Technologies, Inc.*	9,769	257,609
Rogers Corp.*	5,476	212,195
Sanmina-SCI Corp.*	27,622	316,272
Scansource, Inc.*	9,257	345,471
SYNNEX Corp.*	8,635	329,339
TTM Technologies, Inc.*	17,828	204,844
Universal Display Corp.*	13,065	477,264
Viasystems Group, Inc.*	1,044	19,815
Vishay Precision Group, Inc.*	4,316	64,006
X-Rite, Inc.*	9,152	41,550
Zygo Corp.*	5,422	106,109

		10,939,048

Internet Software & Services (1.2%)
Active Network, Inc.*	4,599	77,401
Ancestry.com, Inc.*	10,880	247,411
Angie’s List, Inc.*	3,254	61,468
Bankrate, Inc.*	7,891	195,302
Bazaarvoice, Inc.*	3,723	73,976
Brightcove, Inc.*	1,963	48,682
Carbonite, Inc.*	2,390	26,314
comScore, Inc.*	10,942	234,049
Constant Contact, Inc.*	10,115	301,326
Cornerstone OnDemand, Inc.*	3,867	84,455
DealerTrack Holdings, Inc.*	14,109	426,938
Demand Media, Inc.*	3,034	21,996
Dice Holdings, Inc.*	16,641	155,261
Digital River, Inc.*	12,832	240,087
EarthLink, Inc.	38,003	303,644
Envestnet, Inc.*	6,671	83,521
FriendFinder Networks, Inc.*	1,273	1,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
InfoSpace, Inc.*	13,423	$171,949
Internap Network Services Corp.*	17,889	131,305
IntraLinks Holdings, Inc.*	11,183	59,158
j2 Global, Inc.	15,792	452,915
Keynote Systems, Inc.	5,008	98,958
KIT Digital, Inc.*	13,172	94,838
Limelight Networks, Inc.*	19,826	65,228
Liquidity Services, Inc.*	6,482	290,394
LivePerson, Inc.*	18,037	302,480
LogMeIn, Inc.*	6,981	245,941
LoopNet, Inc.*	5,909	110,971
Marchex, Inc., Class B	7,047	31,430
Move, Inc.*	13,585	131,910
NIC, Inc.	21,854	265,089
OpenTable, Inc.*	8,095	327,605
Openwave Systems, Inc.*	28,558	64,827
Perficient, Inc.*	8,397	100,848
Quepasa Corp.*	1,820	8,081
QuinStreet, Inc.*	9,463	99,267
RealNetworks, Inc.	6,940	68,984
Responsys, Inc.*	3,319	39,728
Saba Software, Inc.*	10,160	99,670
SciQuest, Inc.*	4,323	65,883
SPS Commerce, Inc.*	2,949	79,269
Stamps.com, Inc.*	3,948	110,070
support.com, Inc.*	16,592	52,265
TechTarget, Inc.*	4,664	32,321
Travelzoo, Inc.*	1,919	44,137
United Online, Inc.	30,766	150,446
ValueClick, Inc.*	26,618	525,439
Vocus, Inc.*	6,033	79,937
Web.com Group, Inc.*	9,954	143,636
XO Group, Inc.*	8,257	77,533
Zillow, Inc.*	1,364	48,545
Zix Corp.*	19,725	57,400

		7,312,019

IT Services (1.4%)
Acxiom Corp.*	27,870	409,132
CACI International, Inc., Class A*	8,948	557,371
Cardtronics, Inc.*	14,758	387,397
Cass Information Systems, Inc.	3,165	126,442
CIBER, Inc.*	21,837	92,589
Computer Task Group, Inc.*	5,268	80,706
Convergys Corp.*	35,601	475,273
CSG Systems International, Inc.*	11,782	178,379
Dynamics Research Corp.*	3,088	29,768
Echo Global Logistics, Inc.*	3,926	63,209
EPAM Systems, Inc.*	1,255	25,753
Euronet Worldwide, Inc.*	17,551	366,640
ExlService Holdings, Inc.*	5,722	157,012
Forrester Research, Inc.	5,025	162,810
Global Cash Access Holdings, Inc.*	14,012	109,294
Hackett Group, Inc.*	10,265	61,282
Heartland Payment Systems, Inc.	13,232	381,611
Higher One Holdings, Inc.*	10,503	157,020
iGATE Corp.*	10,656	178,594
Jack Henry & Associates, Inc.	29,455	1,005,005
Lionbridge Technologies, Inc.*	20,473	58,962
ManTech International Corp., Class A	8,020	276,369
MAXIMUS, Inc.	11,749	477,832
ModusLink Global Solutions, Inc.*	15,345	82,863
MoneyGram International, Inc.*	3,690	66,420
NCI, Inc., Class A*	1,925	12,301
PRGX Global, Inc.*	6,561	41,269
Sapient Corp.	37,500	466,875
ServiceSource International, Inc.*	3,660	56,657
Stream Global Services, Inc.*	1,651	5,432
Syntel, Inc.	5,306	297,136
TeleTech Holdings, Inc.*	8,708	140,199
TNS, Inc.*	8,687	188,768
Unisys Corp.*	14,799	291,836
Virtusa Corp.*	5,178	89,424
Wright Express Corp.*	13,158	851,717

		8,409,347

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Energy Industries, Inc.*	13,245	173,774
Alpha & Omega Semiconductor Ltd.*	4,938	47,504
Amkor Technology, Inc.*	29,813	183,201
Amtech Systems, Inc.*	3,416	28,455
ANADIGICS, Inc.*	24,176	57,297
Applied Micro Circuits Corp.*	21,748	150,931
ATMI, Inc.*	10,861	253,061
Axcelis Technologies, Inc.*	35,614	61,256
AXT, Inc.*	11,279	71,622
Brooks Automation, Inc.	22,678	279,620
Cabot Microelectronics Corp.	8,072	313,839
Cavium, Inc.*	16,396	507,292
CEVA, Inc.*	7,896	179,318
Cirrus Logic, Inc.*	22,511	535,762
Cohu, Inc.	8,224	93,507
Cymer, Inc.*	10,325	516,250
Diodes, Inc.*	12,134	281,266
DSP Group, Inc.*	6,818	45,408
Entegris, Inc.*	46,119	430,751
Entropic Communications, Inc.*	29,460	171,752
Exar Corp.*	12,370	103,908
FormFactor, Inc.*	17,266	96,344
FSI International, Inc.*	13,229	64,690
GSI Technology, Inc.*	7,265	30,804
GT Advanced Technologies, Inc.*	39,980	330,635
Hittite Microwave Corp.*	10,629	577,261
Inphi Corp.*	7,429	105,343
Integrated Device Technology, Inc.*	50,853	363,599
Integrated Silicon Solution, Inc.*	9,128	101,868
Intermolecular, Inc.*	3,089	19,183
IXYS Corp.*	8,251	108,913
Kopin Corp.*	23,174	94,318
Kulicke & Soffa Industries, Inc.*	24,728	307,369
Lattice Semiconductor Corp.*	40,392	259,721
LTX-Credence Corp.*	16,948	121,856
MaxLinear, Inc., Class A*	5,518	30,735
Micrel, Inc.	17,314	177,642
Microsemi Corp.*	29,329	628,814
Mindspeed Technologies, Inc.*	11,640	74,147
MIPS Technologies, Inc.*	18,087	98,393
MKS Instruments, Inc.	17,678	522,031
Monolithic Power Systems, Inc.*	10,286	202,326
MoSys, Inc.*	11,060	43,908
Nanometrics, Inc.*	6,892	127,571
NVE Corp.*	1,633	86,549
OmniVision Technologies, Inc.*	17,727	354,540
PDF Solutions, Inc.*	8,266	69,682
Pericom Semiconductor Corp.*	8,725	70,585
Photronics, Inc.*	20,183	134,217
PLX Technology, Inc.*	14,850	59,697
Power Integrations, Inc.	9,898	367,414
Rambus, Inc.*	33,704	217,391
RF Micro Devices, Inc.*	93,709	466,671
Rubicon Technology, Inc.*	6,219	64,864
Rudolph Technologies, Inc.*	10,810	120,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	22,139	$630,076
Sigma Designs, Inc.*	11,067	57,327
Silicon Image, Inc.*	27,254	160,254
Spansion, Inc., Class A*	17,282	210,495
Standard Microsystems Corp.*	7,877	203,778
STR Holdings, Inc.*	10,429	50,476
Supertex, Inc.*	3,501	63,263
Tessera Technologies, Inc.*	17,578	303,221
TriQuint Semiconductor, Inc.*	56,479	389,423
Ultra Clean Holdings, Inc.*	8,106	61,119
Ultratech, Inc.*	8,626	249,981
Veeco Instruments, Inc.*	14,011	400,715
Volterra Semiconductor Corp.*	8,429	290,084

		14,055,166

Software (3.1%)
Accelrys, Inc.*	18,906	150,870
ACI Worldwide, Inc.*	13,234	532,933
Actuate Corp.*	13,179	82,764
Advent Software, Inc.*	11,263	288,333
American Software, Inc., Class A	7,897	67,756
Aspen Technology, Inc.*	28,656	588,308
AVG Technologies N.V.*	2,732	40,843
Blackbaud, Inc.	15,049	500,078
Bottomline Technologies, Inc.*	12,308	343,886
BroadSoft, Inc.*	7,737	295,940
Callidus Software, Inc.*	10,544	82,349
CommVault Systems, Inc.*	14,981	743,657
Concur Technologies, Inc.*	15,188	871,487
Convio, Inc.*	3,537	54,717
Deltek, Inc.*	7,646	81,506
Digimarc Corp.*	2,197	61,384
Ebix, Inc.	9,901	229,307
Ellie Mae, Inc.*	2,801	31,259
EPIQ Systems, Inc.	10,702	129,494
ePlus, Inc.*	1,146	36,638
Fair Isaac Corp.	12,089	530,707
FalconStor Software, Inc.*	10,827	40,493
Glu Mobile, Inc.*	16,544	80,238
Guidance Software, Inc.*	4,495	49,670
Guidewire Software, Inc.*	3,021	92,986
Imperva, Inc.*	1,760	68,904
Interactive Intelligence Group, Inc.*	4,884	149,011
JDA Software Group, Inc.*	14,518	398,955
Jive Software, Inc.*	5,276	143,296
Kenexa Corp.*	9,065	283,191
Manhattan Associates, Inc.*	7,007	333,043
Mentor Graphics Corp.*	33,047	491,078
MicroStrategy, Inc., Class A*	2,743	384,020
Monotype Imaging Holdings, Inc.*	12,237	182,331
Motricity, Inc.*	14,337	15,771
NetScout Systems, Inc.*	12,830	260,962
NetSuite, Inc.*	9,704	488,014
OPNET Technologies, Inc.	4,943	143,347
Parametric Technology Corp.*	40,574	1,133,638
Pegasystems, Inc.	5,701	217,550
Progress Software Corp.*	20,996	495,926
PROS Holdings, Inc.*	7,363	137,688
QAD, Inc., Class A*	1,928	25,257
QAD, Inc., Class B*	249	3,264
QLIK Technologies, Inc.*	23,927	765,664
Quest Software, Inc.*	19,501	453,788
RealPage, Inc.*	10,394	199,253
Rosetta Stone, Inc.*	3,863	39,866
SeaChange International, Inc.*	9,148	71,171
Smith Micro Software, Inc.*	12,600	29,358
SolarWinds, Inc.*	19,381	749,076
Sourcefire, Inc.*	9,756	469,556
SRS Labs, Inc.*	4,170	28,982
SS&C Technologies Holdings, Inc.*	8,640	201,571
Synchronoss Technologies, Inc.*	9,075	289,674
Take-Two Interactive Software, Inc.*	25,238	388,287
Taleo Corp., Class A*	13,927	639,667
Tangoe, Inc.*	3,505	65,929
TeleCommunication Systems, Inc., Class A*	15,231	42,342
TeleNav, Inc.*	5,466	38,371
THQ, Inc.*	23,196	12,990
TiVo, Inc.*	40,372	484,060
Tyler Technologies, Inc.*	10,194	391,552
Ultimate Software Group, Inc.*	8,764	642,226
VASCO Data Security International, Inc.*	8,868	95,686
Verint Systems, Inc.*	7,245	234,666
VirnetX Holding Corp.*	13,988	334,733
Wave Systems Corp., Class A*	28,852	53,665
Websense, Inc.*	12,829	270,563

		18,355,545

Total Information Technology		69,967,250

Materials (3.2%)
Chemicals (1.5%)
A. Schulman, Inc.	10,605	286,547
American Vanguard Corp.	7,640	165,712
Balchem Corp.	9,890	299,172
Calgon Carbon Corp.*	19,376	302,459
Chase Corp.	2,210	34,807
Chemtura Corp.*	32,484	551,578
Ferro Corp.*	29,746	176,691
Flotek Industries, Inc.*	17,153	206,179
FutureFuel Corp.	6,445	70,766
Georgia Gulf Corp.*	11,664	406,840
GSE Holding, Inc.*	2,748	36,081
H.B. Fuller Co.	16,727	549,147
Hawkins, Inc.	2,966	110,335
Innophos Holdings, Inc.	7,450	373,394
Innospec, Inc.*	8,129	246,959
KMG Chemicals, Inc.	2,414	43,573
Koppers Holdings, Inc.	7,074	272,773
Kraton Performance Polymers, Inc.*	10,957	291,127
Landec Corp.*	9,288	60,651
LSB Industries, Inc.*	6,306	245,430
Minerals Technologies, Inc.	6,148	402,141
NewMarket Corp.	3,068	574,943
Olin Corp.	27,177	591,100
OM Group, Inc.*	10,652	293,037
Omnova Solutions, Inc.*	15,557	105,010
PolyOne Corp.	31,556	454,406
Quaker Chemical Corp.	4,408	173,896
Senomyx, Inc.*	13,044	35,741
Sensient Technologies Corp.	17,092	649,496
Spartech Corp.*	10,490	51,191
Stepan Co.	2,772	243,382
TPC Group, Inc.*	4,541	200,758
Tredegar Corp.	8,183	160,305
Zep, Inc.	7,479	107,698
Zoltek Cos., Inc.*	9,515	107,710

		8,881,035

Construction Materials (0.2%)
Eagle Materials, Inc.	15,081	524,065
Headwaters, Inc.*	19,113	79,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Industries, Inc.	7,820	$273,778
United States Lime & Minerals, Inc.*	871	52,164

		929,899

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,486	51,728
Boise, Inc.	29,161	239,412
Graphic Packaging Holding Co.*	54,814	302,573
Myers Industries, Inc.	10,220	150,745

		744,458

Metals & Mining (1.0%)
A.M. Castle & Co.*	5,773	73,028
AMCOL International Corp.	8,388	247,362
Century Aluminum Co.*	17,725	157,398
Coeur d’Alene Mines Corp.*	30,510	724,307
General Moly, Inc.*	23,170	77,620
Globe Specialty Metals, Inc.	21,648	321,906
Gold Resource Corp.	9,727	236,463
Golden Minerals Co.*	9,588	80,827
Golden Star Resources Ltd.*	88,898	165,350
Handy & Harman Ltd.*	2,025	29,241
Haynes International, Inc.	4,188	265,310
Hecla Mining Co.	94,910	438,484
Horsehead Holding Corp.*	15,004	170,896
Jaguar Mining, Inc.*	29,017	135,509
Kaiser Aluminum Corp.	5,600	264,656
Materion Corp.*	7,012	201,455
McEwen Mining, Inc.*	36,343	161,363
Metals USA Holdings Corp.*	3,927	56,588
Midway Gold Corp.*	28,348	40,538
Noranda Aluminum Holding Corp.	7,793	77,696
Olympic Steel, Inc.	3,190	76,560
Paramount Gold and Silver Corp.*	40,162	90,766
Revett Minerals, Inc.*	8,328	34,811
RTI International Metals, Inc.*	10,383	239,432
Stillwater Mining Co.*	39,069	493,832
SunCoke Energy, Inc.*	24,244	344,507
Thompson Creek Metals Co., Inc.*	52,523	355,056
U.S. Energy Corp.*	8,878	28,055
U.S. Silica Holdings, Inc.*	4,016	84,095
Universal Stainless & Alloy Products, Inc.*	2,435	104,023
Vista Gold Corp.*	24,322	76,371
Worthington Industries, Inc.	18,500	354,830

		6,208,335

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	13,568	460,905
Clearwater Paper Corp.*	7,907	262,591
Deltic Timber Corp.	3,701	234,236
KapStone Paper and Packaging Corp.*	13,419	264,354
Louisiana-Pacific Corp.*	45,410	424,583
Neenah Paper, Inc.	5,288	157,265
P.H. Glatfelter Co.	15,015	236,937
Schweitzer-Mauduit International, Inc.	5,543	382,800
Verso Paper Corp.*	4,319	8,120
Wausau Paper Corp.	16,912	158,635

		2,590,426

Total Materials		19,354,153

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	21,242	89,216
AboveNet, Inc.*	7,897	653,872
Alaska Communications Systems Group, Inc.	16,437	50,626
Atlantic Tele-Network, Inc.	3,203	116,461
Boingo Wireless, Inc.*	1,984	24,006
Cbeyond, Inc.*	9,687	77,496
Cincinnati Bell, Inc.*	67,979	273,276
Cogent Communications Group, Inc.*	15,734	300,205
Consolidated Communications Holdings, Inc.	9,031	177,278
Fairpoint Communications, Inc.*	7,571	28,467
General Communication, Inc., Class A*	11,894	103,716
Globalstar, Inc.*	35,398	24,779
HickoryTech Corp.	4,779	49,415
IDT Corp., Class B	5,014	46,831
inContact, Inc.*	10,305	57,502
Iridium Communications, Inc.*	14,868	130,244
Lumos Networks Corp.	5,304	57,071
Neutral Tandem, Inc.*	10,771	131,298
ORBCOMM, Inc.*	11,538	44,421
Premiere Global Services, Inc.*	17,910	161,906
SureWest Communications	4,790	108,014
Towerstream Corp.*	14,407	68,433
Vonage Holdings Corp.*	47,384	104,719

		2,879,252

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	20,890	182,370
NTELOS Holdings Corp.	5,174	107,102
Shenandoah Telecommunications Co.	8,169	91,084
USA Mobility, Inc.	7,791	108,529

		489,085

Total Telecommunication Services		3,368,337

Utilities (2.3%)
Electric Utilities (1.0%)
Allete, Inc.	11,510	477,550
Central Vermont Public Service Corp.	4,541	159,843
Cleco Corp.	20,830	825,910
El Paso Electric Co.	14,420	468,506
Empire District Electric Co.	14,504	295,156
IDACORP, Inc.	16,899	694,887
MGE Energy, Inc.	7,937	352,323
Otter Tail Corp.	12,475	270,708
PNM Resources, Inc.	27,318	499,919
Portland General Electric Co.	25,753	643,310
UIL Holdings Corp.	17,441	606,249
UniSource Energy Corp.	12,637	462,135
Unitil Corp.	3,735	100,210

		5,856,706

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	3,299	135,655
Laclede Group, Inc.	7,757	302,678
New Jersey Resources Corp.	14,168	631,468
Northwest Natural Gas Co.	9,126	414,320
Piedmont Natural Gas Co., Inc.	24,637	765,472
South Jersey Industries, Inc.	10,201	510,458
Southwest Gas Corp.	15,679	670,121
WGL Holdings, Inc.	17,582	715,587

		4,145,759

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	38,876	538,044
Dynegy, Inc.*	33,021	18,492
Genie Energy Ltd., Class B	4,445	42,983
Ormat Technologies, Inc.	6,145	123,822

		723,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Avista Corp.	19,839	$507,482
Black Hills Corp.	14,901	499,630
CH Energy Group, Inc.	5,333	355,871
NorthWestern Corp.	12,515	443,782

		1,806,765

Water Utilities (0.2%)
American States Water Co.	6,441	232,778
Artesian Resources Corp., Class A	2,445	45,942
Cadiz, Inc.*	4,223	38,852
California Water Service Group	14,455	263,225
Connecticut Water Service, Inc.	2,950	83,455
Consolidated Water Co., Ltd.	4,962	39,249
Middlesex Water Co.	5,368	101,401
SJW Corp.	4,864	117,320
York Water Co.	4,446	76,916

		999,138

Total Utilities		13,531,709

Total Common Stocks (69.6%) (Cost $374,775,596)		418,644,496

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $38,192)	3,173	40,805

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	85	8,840

Total Energy		8,840

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	7,434	75

Total Information Technology		75

Total Rights (0.0%) (Cost $—)		8,915

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	3,314	—

Total Investments (69.6%) (Cost $374,813,788)		418,694,216
Other Assets Less Liabilities (30.4%)		183,052,119

Net Assets (100%)		$601,746,335

*	Non-income producing.

†	Securities (totaling $8,915 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	2,208	June-12	$175,199,250	$182,756,160	$7,556,910

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,540,228	$—	$—	$57,540,228
Consumer Staples	14,645,930	—	—	14,645,930
Energy	27,124,181	—	—	27,124,181
Financials	94,003,198	282,806	—	94,286,004
Health Care	53,028,072	—	—	53,028,072
Industrials	65,798,632	—	—	65,798,632
Information Technology	69,967,250	—	—	69,967,250
Materials	19,354,153	—	—	19,354,153
Telecommunication Services	3,368,337	—	—	3,368,337
Utilities	13,531,709	—	—	13,531,709
Futures	7,556,910	—	—	7,556,910
Investment Companies
Investment Companies	40,805	—	—	40,805
Rights
Energy	—	—	8,840	8,840
Information Technology	—	—	75	75
Warrants
Energy	—	—	—	—

Total Assets	$425,959,405	$282,806	$8,915	$426,251,126

Total Liabilities	$—	$—	$—	$—

Total	$425,959,405	$282,806	$8,915	$426,251,126

(a)	A Security with a market value of $686,492 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $282,806 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights-Energy††	Investments in Rights-Information Technology
Balance as of 12/31/11	$—	$75
Total gains or losses (realized/unrealized) included in earnings	8,840	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$8,840	$75

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$8,840	$—

††	Security received through corporate action with $0 cost.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Rights-Energy	$8,840	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	75	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$8,915

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,130,938
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,986,141

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,133,568
Aggregate gross unrealized depreciation	(28,311,175)

Net unrealized appreciation	$43,822,393

Federal income tax cost of investments	$374,871,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.8%)
AGL Energy Ltd.	17,604	$268,968
Alumina Ltd.	92,956	118,916
Amcor Ltd.	46,859	361,129
AMP Ltd.	107,353	480,391
APA Group	19,506	103,047
Asciano Ltd.	37,198	188,805
ASX Ltd.	6,681	229,761
Australia & New Zealand Banking Group Ltd.	100,429	2,419,723
Bendigo and Adelaide Bank Ltd.	13,998	112,374
BHP Billiton Ltd.	122,695	4,398,710
Boral Ltd.	27,802	116,059
Brambles Ltd.	56,509	415,597
Caltex Australia Ltd.	5,143	73,997
Campbell Brothers Ltd.	2,573	179,184
CFS Retail Property Trust (REIT)	70,335	130,413
Coca-Cola Amatil Ltd.	21,702	280,326
Cochlear Ltd.	2,165	138,818
Commonwealth Bank of Australia	59,939	3,110,599
Computershare Ltd.	16,945	157,972
Crown Ltd.	13,983	125,868
CSL Ltd.	20,044	745,169
Dexus Property Group (REIT)	184,514	166,282
Echo Entertainment Group Ltd.	26,200	119,141
Fairfax Media Ltd.	84,940	63,789
Fortescue Metals Group Ltd.	47,517	285,971
Goodman Group (REIT)	267,851	191,443
GPT Group (REIT)	66,713	215,607
Harvey Norman Holdings Ltd.	23,872	49,703
Iluka Resources Ltd.	15,978	294,439
Incitec Pivot Ltd.	62,129	202,722
Insurance Australia Group Ltd.	79,331	279,395
Leighton Holdings Ltd.	5,770	127,426
Lend Lease Group	20,679	160,010
Lynas Corp., Ltd.*	65,193	73,946
Macquarie Group Ltd.	13,294	400,449
Metcash Ltd.	29,310	130,551
Mirvac Group (REIT)	130,285	157,898
National Australia Bank Ltd.	84,087	2,142,697
Newcrest Mining Ltd.	29,219	898,310
Orica Ltd.	13,893	402,518
Origin Energy Ltd.	40,667	562,368
OZ Minerals Ltd.	12,344	124,797
Qantas Airways Ltd.*	42,194	78,016
QBE Insurance Group Ltd.	41,723	612,410
QR National Ltd.	65,169	251,795
Ramsay Health Care Ltd.	5,002	101,295
Rio Tinto Ltd.	16,644	1,127,541
Santos Ltd.	35,998	530,989
Sonic Healthcare Ltd.	14,127	183,211
SP AusNet	57,577	64,114
Stockland Corp., Ltd. (REIT)	90,953	276,988
Suncorp Group Ltd.	49,121	427,409
Sydney Airport	16,720	49,707
TABCORP Holdings Ltd.	26,054	73,407
Tatts Group Ltd.	50,255	129,100
Telstra Corp., Ltd.	166,303	566,752
Toll Holdings Ltd.	25,703	156,286
Transurban Group	49,834	289,075
Wesfarmers Ltd.	38,418	1,194,654
Westfield Group (REIT)	83,770	766,207
Westfield Retail Trust (REIT)	110,733	295,933
Westpac Banking Corp.	115,761	2,624,852
Woodside Petroleum Ltd.	24,730	891,713
Woolworths Ltd.	46,470	1,250,572
WorleyParsons Ltd.	7,375	218,716

		33,366,030

Austria (0.2%)
Erste Group Bank AG	7,212	166,306
Immofinanz AG*	35,802	130,069
OMV AG	6,242	221,860
Raiffeisen Bank International AG	1,934	68,354
Telekom Austria AG	12,667	147,518
Verbund AG	2,590	78,792
Vienna Insurance Group AG	1,459	64,350
Voestalpine AG	4,188	140,839

		1,018,088

Belgium (0.7%)
Ageas	84,342	185,378
Anheuser-Busch InBev N.V.	30,668	2,240,607
Belgacom S.A.	5,802	186,527
Colruyt S.A.	2,885	115,970
Delhaize Group S.A.	3,886	204,460
Groupe Bruxelles Lambert S.A.	3,078	238,262
KBC Groep N.V.	6,130	153,783
Mobistar S.A.	1,140	56,788
NV Bekaert S.A.	1,567	50,482
Solvay S.A.	2,262	267,804
UCB S.A.	3,846	165,936
Umicore S.A.	4,348	239,525

		4,105,522

Bermuda (0.1%)
Seadrill Ltd.	12,541	469,950

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	76,327	80,756

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	21	154,466
A. P. Moller - Maersk A/S, Class B	50	386,056
Carlsberg A/S, Class B	4,083	337,353
Coloplast A/S, Class B	868	150,280
Danske Bank A/S*	24,896	421,664
DSV A/S	7,776	176,300
Novo Nordisk A/S, Class B	16,245	2,249,173
Novozymes A/S, Class B	8,799	256,266
TDC A/S	17,356	126,231
Tryg A/S	984	55,483
Vestas Wind Systems A/S*	7,756	78,679
William Demant Holding A/S*	888	82,760

		4,474,711

Finland (0.6%)
Elisa Oyj	5,387	129,108
Fortum Oyj	16,956	411,579
Kesko Oyj, Class B	2,547	82,647
Kone Oyj, Class B	5,943	331,077
Metso Oyj	4,874	208,340
Neste Oil Oyj	5,135	63,246
Nokia Oyj	143,023	778,641
Nokian Renkaat Oyj	4,198	204,583
Orion Oyj, Class B	3,622	71,590
Pohjola Bank plc, Class A	5,302	58,727
Sampo Oyj, Class A	16,037	463,490
Sanoma Oyj	3,761	48,154
Stora Enso Oyj, Class R	22,177	164,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
UPM-Kymmene Oyj	20,030	$272,750
Wartsila Oyj	6,395	241,200

		3,529,878

France (6.1%)
Accor S.A.	5,623	200,759
Aeroports de Paris S.A.	1,319	108,258
Air Liquide S.A.	10,837	1,444,753
Alcatel-Lucent S.A.*	88,462	201,159
Alstom S.A.	7,866	306,963
Arkema S.A.	2,110	196,622
AtoS	1,883	108,604
AXA S.A.‡	66,470	1,101,932
BNP Paribas S.A.	36,908	1,751,151
Bouygues S.A.	7,208	220,433
Bureau Veritas S.A.	2,083	183,354
Cap Gemini S.A.	5,644	252,620
Carrefour S.A.	22,049	528,586
Casino Guichard Perrachon S.A.	2,101	207,075
Christian Dior S.A.	2,080	319,160
Cie de Saint-Gobain S.A.	15,339	685,024
Cie Generale de Geophysique-Veritas*	5,499	162,742
Cie Generale des Etablissements Michelin	6,872	511,692
Cie Generale d’Optique Essilor International S.A.	7,678	684,349
CNP Assurances S.A.	5,650	88,164
Credit Agricole S.A.	38,120	236,917
Danone S.A.	22,307	1,555,969
Dassault Systemes S.A.	2,305	212,088
Edenred	6,029	181,402
EDF S.A.	9,230	210,625
Eiffage S.A.	1,791	69,295
Eurazeo S.A.	1,237	62,939
Eutelsat Communications S.A.	4,725	174,684
Fonciere des Regions (REIT)	1,045	83,944
France Telecom S.A.	70,824	1,048,956
GDF Suez S.A.	47,297	1,221,860
Gecina S.A. (REIT)	834	87,138
Groupe Eurotunnel S.A. (Registered)	20,541	178,400
ICADE (REIT)	887	79,130
Iliad S.A.	729	100,435
Imerys S.A.	1,291	78,497
J.C. Decaux S.A.*	2,541	77,640
Klepierre S.A. (REIT)	3,974	137,803
Lafarge S.A.	7,674	366,253
Lagardere S.C.A.	4,498	138,756
Legrand S.A.	8,541	314,281
L’Oreal S.A.	9,182	1,132,636
LVMH Moet Hennessy Louis Vuitton S.A.	9,707	1,668,121
Natixis S.A.	35,207	135,467
Neopost S.A.	1,254	80,646
Pernod-Ricard S.A.	7,582	792,790
Peugeot S.A.	8,770	141,236
PPR S.A.	2,905	499,797
Publicis Groupe S.A.	5,489	302,600
Renault S.A.	7,335	386,661
Safran S.A.	6,363	233,841
Sanofi S.A.	43,329	3,364,989
Schneider Electric S.A.	18,698	1,221,689
SCOR SE	6,588	178,013
Societe BIC S.A.	1,096	109,981
Societe Generale S.A.	25,190	737,934
Societe Television Francaise 1 S.A.	4,951	60,623
Sodexo S.A.	3,598	295,405
Suez Environnement Co. S.A.	10,662	163,529
Technip S.A.	3,788	446,248
Thales S.A.	3,854	144,231
Total S.A.	81,097	4,136,003
Unibail-Rodamco S.A. (REIT)	3,510	701,959
Vallourec S.A.	4,318	273,549
Veolia Environnement S.A.	13,868	229,995
Vinci S.A.	17,238	898,921
Vivendi S.A.	47,631	874,110
Wendel S.A.	1,251	106,865

		35,198,251

Germany (6.0%)
Adidas AG	7,989	623,740
Allianz SE (Registered)	17,362	2,071,740
Axel Springer AG	1,505	76,013
BASF SE	35,088	3,069,406
Bayer AG (Registered)	31,591	2,222,090
Bayerische Motoren Werke (BMW) AG	12,646	1,137,272
Bayerische Motoren Werke (BMW) AG (Preference)	1,988	118,080
Beiersdorf AG	3,846	250,956
Brenntag AG	1,663	203,652
Celesio AG	3,330	60,267
Commerzbank AG*	136,574	345,536
Continental AG*	3,052	288,066
Daimler AG (Registered)	34,602	2,086,382
Deutsche Bank AG (Registered)	35,506	1,766,554
Deutsche Boerse AG	7,445	501,236
Deutsche Lufthansa AG (Registered)	8,722	122,083
Deutsche Post AG (Registered)	32,315	622,127
Deutsche Telekom AG (Registered)	107,293	1,291,734
E.ON AG	68,794	1,647,840
Fraport AG	1,398	87,539
Fresenius Medical Care AG & Co. KGaA	7,975	565,211
Fresenius SE & Co. KGaA	4,341	445,162
GEA Group AG	6,661	229,734
Hannover Rueckversicherung AG (Registered)	2,297	136,449
HeidelbergCement AG	5,366	324,804
Henkel AG & Co. KGaA	4,957	309,402
Henkel AG & Co. KGaA (Preference)	6,802	498,406
Hochtief AG	1,613	97,861
Infineon Technologies AG	41,481	424,108
K+S AG (Registered)	6,575	343,967
Kabel Deutschland Holding AG*	3,432	211,973
Lanxess AG	3,173	262,289
Linde AG	6,522	1,170,369
MAN SE	2,420	322,207
Merck KGaA	2,466	272,913
Metro AG	4,945	191,193
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,850	1,032,807
Porsche Automobil Holding SE (Preference)	5,845	344,950
ProSiebenSat.1 Media AG (Preference)	3,021	77,641
RWE AG	18,690	892,506
RWE AG (Preference)	1,566	68,850
Salzgitter AG	1,486	81,445
SAP AG	35,150	2,454,614
Siemens AG (Registered)	31,433	3,168,898
Suedzucker AG	2,522	80,306
ThyssenKrupp AG	14,730	366,681
United Internet AG (Registered)	4,090	77,077
Volkswagen AG	1,125	181,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference)	5,524	$971,386
Wacker Chemie AG	603	53,167

		34,250,089

Greece (0.1%)
Coca Cola Hellenic Bottling Co. S.A.*	6,983	133,645
Hellenic Telecommunications Organization S.A.	11,404	48,518
National Bank of Greece S.A.*	37,344	95,627
OPAP S.A.	8,494	82,358

		360,148

Hong Kong (1.9%)
AIA Group Ltd.	322,012	1,179,729
ASM Pacific Technology Ltd.	7,500	109,426
Bank of East Asia Ltd.	59,000	221,852
BOC Hong Kong Holdings Ltd.	141,500	390,851
Cathay Pacific Airways Ltd.	45,000	83,330
Cheung Kong Holdings Ltd.	53,000	684,549
Cheung Kong Infrastructure Holdings Ltd.	18,000	109,522
CLP Holdings Ltd.	73,500	634,147
First Pacific Co., Ltd.	80,000	88,699
Foxconn International Holdings Ltd.*	86,404	61,530
Galaxy Entertainment Group Ltd.*	47,000	129,823
Hang Lung Group Ltd.	33,000	213,539
Hang Lung Properties Ltd.	94,000	344,380
Hang Seng Bank Ltd.	29,200	388,052
Henderson Land Development Co., Ltd.	36,000	198,647
HKT Trust/HKT Ltd.*	3,608	2,806
Hong Kong & China Gas Co., Ltd.	180,720	463,113
Hong Kong Exchanges and Clearing Ltd.	39,100	657,075
Hopewell Holdings Ltd.	22,500	61,715
Hutchison Whampoa Ltd.	81,000	809,421
Hysan Development Co., Ltd.	22,000	88,107
Kerry Properties Ltd.	27,500	123,768
Li & Fung Ltd.	216,000	495,666
Lifestyle International Holdings Ltd.	24,664	62,569
Link REIT (REIT)	86,000	320,055
MTR Corp.	55,000	196,895
New World Development Co., Ltd.	137,000	164,600
Noble Group Ltd.	146,454	160,778
NWS Holdings Ltd.	52,000	79,551
Orient Overseas International Ltd.	9,500	67,590
PCCW Ltd.	166,000	59,427
Power Assets Holdings Ltd.	53,000	389,026
Shangri-La Asia Ltd.	54,000	118,075
Sino Land Co., Ltd.	110,600	176,606
SJM Holdings Ltd.	63,000	128,182
Sun Hung Kai Properties Ltd.	54,000	671,041
Swire Pacific Ltd., Class A	27,500	308,269
Wharf Holdings Ltd.	57,900	314,644
Wheelock & Co., Ltd.	35,000	105,466
Wing Hang Bank Ltd.	7,000	69,544
Yue Yuen Industrial Holdings Ltd.	28,000	98,254

		11,030,319

Ireland (0.6%)
CRH plc	27,358	558,257
Elan Corp. plc*	19,089	279,413
Experian plc	38,322	597,330
James Hardie Industries SE (CDI)	16,663	132,560
Kerry Group plc, Class A	5,356	247,872
Ryanair Holdings plc (ADR)*	1,300	47,164
Shire plc	21,481	694,049
WPP plc	48,158	658,210

		3,214,855

Israel (0.4%)
Bank Hapoalim B.M.	40,340	148,126
Bank Leumi Le-Israel B.M.	44,932	141,488
Bezeq Israeli Telecommunication Corp., Ltd.	67,081	110,138
Cellcom Israel Ltd.	2,559	32,412
Delek Group Ltd.	224	43,819
Elbit Systems Ltd.	1,107	42,947
Israel Chemicals Ltd.	16,955	192,899
Israel Corp., Ltd.	92	61,934
Israel Discount Bank Ltd., Class A*	33,760	44,680
Mizrahi Tefahot Bank Ltd.	5,636	50,780
NICE Systems Ltd.*	2,279	89,336
Partner Communications Co., Ltd.	2,297	17,717
Teva Pharmaceutical Industries Ltd.	35,924	1,588,358

		2,564,634

Italy (1.6%)
A2A S.p.A.	48,635	39,016
Assicurazioni Generali S.p.A.	44,593	692,274
Atlantia S.p.A.	12,022	199,620
Autogrill S.p.A.	5,026	53,056
Banca Carige S.p.A.	26,663	34,992
Banca Monte dei Paschi di Siena S.p.A.	185,522	78,213
Banco Popolare S.c.a.r.l.	67,137	127,327
Enel Green Power S.p.A.	66,712	126,788
Enel S.p.A.	251,419	909,381
ENI S.p.A.	91,806	2,153,749
Exor S.p.A.	2,528	63,824
Fiat Industrial S.p.A.*	29,179	311,328
Fiat S.p.A.	29,159	171,424
Finmeccanica S.p.A.	15,463	83,730
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	37,602	58,023
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	384,786	689,726
Luxottica Group S.p.A.	4,450	161,134
Mediaset S.p.A.	26,968	74,380
Mediobanca S.p.A.	19,686	115,628
Pirelli & C. S.p.A.	9,052	107,688
Prysmian S.p.A.	7,757	136,354
Saipem S.p.A.	10,109	522,172
Snam S.p.A.	61,329	294,951
Telecom Italia S.p.A.	358,545	426,308
Telecom Italia S.p.A. (RNC)	229,889	225,966
Terna Rete Elettrica Nazionale S.p.A.	45,986	184,853
UniCredit S.p.A.	154,530	774,099
Unione di Banche Italiane S.c.p.A.	30,932	131,105

		8,947,109

Japan (14.9%)
ABC-Mart, Inc.	1,200	45,161
Advantest Corp.	5,900	92,952
Aeon Co., Ltd.	22,900	301,017
Aeon Credit Service Co., Ltd.	3,100	48,764
Aeon Mall Co., Ltd.	2,800	65,053
Air Water, Inc.	6,000	77,419
Aisin Seiki Co., Ltd.	7,300	256,298
Ajinomoto Co., Inc.	25,000	313,519
Alfresa Holdings Corp.	1,500	71,312
All Nippon Airways Co., Ltd.	32,000	96,653
Amada Co., Ltd.	14,000	94,382
Aozora Bank Ltd.	23,000	66,413
Asahi Glass Co., Ltd.	39,000	330,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Group Holdings Ltd.	14,800	$327,756
Asahi Kasei Corp.	48,000	296,339
Asics Corp.	5,800	65,589
Astellas Pharma, Inc.	17,000	698,321
Bank of Kyoto Ltd.	12,000	108,880
Bank of Yokohama Ltd.	47,000	235,085
Benesse Holdings, Inc.	2,600	129,576
Bridgestone Corp.	24,800	601,049
Brother Industries Ltd.	9,000	122,001
Canon, Inc.	43,300	2,045,463
Casio Computer Co., Ltd.	9,000	64,262
Central Japan Railway Co.	57	469,663
Chiba Bank Ltd.	29,000	184,995
Chiyoda Corp.	6,000	76,187
Chubu Electric Power Co., Inc.	26,000	469,300
Chugai Pharmaceutical Co., Ltd.	8,500	156,711
Chugoku Bank Ltd.	7,000	94,636
Chugoku Electric Power Co., Inc.	11,300	209,836
Citizen Holdings Co., Ltd.	10,500	66,473
Coca-Cola West Co., Ltd.	2,700	47,332
Cosmo Oil Co., Ltd.	24,000	66,691
Credit Saison Co., Ltd.	5,700	115,350
Dai Nippon Printing Co., Ltd.	21,000	214,643
Daicel Chemical Industries Ltd.	11,000	70,835
Daido Steel Co., Ltd.	11,000	76,151
Daihatsu Motor Co., Ltd.	7,000	128,211
Dai-ichi Life Insurance Co., Ltd.	344	475,042
Daiichi Sankyo Co., Ltd.	25,700	468,232
Daikin Industries Ltd.	8,900	242,258
Dainippon Sumitomo Pharma Co., Ltd.	6,100	64,633
Daito Trust Construction Co., Ltd.	2,800	251,347
Daiwa House Industry Co., Ltd.	18,000	237,912
Daiwa Securities Group, Inc.	63,000	248,895
DeNA Co., Ltd.	3,700	102,502
Denki Kagaku Kogyo KK	19,000	75,982
Denso Corp.	18,600	621,348
Dentsu, Inc.	6,881	219,141
East Japan Railway Co.	13,009	818,858
Eisai Co., Ltd.	9,600	381,588
Electric Power Development Co., Ltd.	4,400	119,290
FamilyMart Co., Ltd.	2,400	101,486
FANUC Corp.	7,300	1,294,720
Fast Retailing Co., Ltd.	2,000	455,721
Fuji Electric Holdings Co., Ltd.	23,000	60,578
Fuji Heavy Industries Ltd.	22,000	176,755
Fujifilm Holdings Corp.	17,700	415,074
Fujitsu Ltd.	71,000	374,000
Fukuoka Financial Group, Inc.	29,000	128,585
Furukawa Electric Co., Ltd.	27,000	71,765
Gree, Inc.	3,500	88,335
GS Yuasa Corp.	13,000	71,306
Gunma Bank Ltd.	15,000	80,283
Hachijuni Bank Ltd.	16,000	94,334
Hakuhodo DY Holdings, Inc.	890	55,914
Hamamatsu Photonics KK	2,700	101,939
Hino Motors Ltd.	11,000	79,473
Hirose Electric Co., Ltd.	1,200	125,988
Hiroshima Bank Ltd.	19,000	86,771
Hisamitsu Pharmaceutical Co., Inc.	2,400	113,809
Hitachi Chemical Co., Ltd.	4,000	72,007
Hitachi Construction Machinery Co., Ltd.	4,100	90,698
Hitachi High-Technologies Corp.	2,500	59,653
Hitachi Ltd.	173,000	1,109,859
Hitachi Metals Ltd.	6,000	74,520
Hokkaido Electric Power Co., Inc.	7,000	102,755
Hokuhoku Financial Group, Inc.	48,000	91,627
Hokuriku Electric Power Co.	6,400	115,675
Honda Motor Co., Ltd.	62,300	2,367,204
Hoya Corp.	16,600	372,833
Ibiden Co., Ltd.	4,600	117,654
Idemitsu Kosan Co., Ltd.	800	79,739
IHI Corp.	50,000	126,253
INPEX Corp.	84	567,307
Isetan Mitsukoshi Holdings Ltd.	14,300	167,930
Isuzu Motors Ltd.	45,000	263,683
ITOCHU Corp.	57,500	627,311
ITOCHU Techno-Solutions Corp.	1,300	58,191
Iyo Bank Ltd.	9,000	79,703
J. Front Retailing Co., Ltd.	18,000	100,471
Japan Petroleum Exploration Co.	900	41,917
Japan Prime Realty Investment Corp. (REIT)	26	74,730
Japan Real Estate Investment Corp. (REIT)	18	158,536
Japan Retail Fund Investment Corp. (REIT)	71	105,423
Japan Steel Works Ltd.	12,000	82,204
Japan Tobacco, Inc.	172	968,370
JFE Holdings, Inc.	17,600	378,069
JGC Corp.	8,000	247,916
Joyo Bank Ltd.	25,000	114,474
JS Group Corp.	10,100	211,469
JSR Corp.	6,800	136,871
JTEKT Corp.	8,500	101,770
Jupiter Telecommunications Co., Ltd.	66	66,104
JX Holdings, Inc.	85,790	531,718
Kajima Corp.	32,000	97,427
Kamigumi Co., Ltd.	9,000	74,484
Kaneka Corp.	11,000	66,316
Kansai Electric Power Co., Inc.	28,700	444,526
Kansai Paint Co., Ltd.	9,000	90,794
Kao Corp.	20,100	527,452
Kawasaki Heavy Industries Ltd.	54,000	165,060
Kawasaki Kisen Kaisha Ltd.*	31,000	68,165
KDDI Corp.	111	718,811
Keikyu Corp.	18,000	157,448
Keio Corp.	22,000	157,618
Keisei Electric Railway Co., Ltd.	11,000	85,055
Keyence Corp.	1,760	413,792
Kikkoman Corp.	6,000	69,373
Kinden Corp.	4,000	30,881
Kintetsu Corp.	62,000	235,955
Kirin Holdings Co., Ltd.	31,000	401,124
Kobe Steel Ltd.	95,000	153,800
Koito Manufacturing Co., Ltd.	4,000	64,709
Komatsu Ltd.	36,200	1,031,724
Konami Corp.	3,600	102,037
Konica Minolta Holdings, Inc.	18,000	157,231
Kubota Corp.	44,000	422,617
Kuraray Co., Ltd.	13,100	185,334
Kurita Water Industries Ltd.	4,300	105,357
Kyocera Corp.	5,800	531,159
Kyowa Hakko Kirin Co., Ltd.	10,000	111,151
Kyushu Electric Power Co., Inc.	15,400	219,362
Lawson, Inc.	2,300	144,775
Mabuchi Motor Co., Ltd.	1,100	49,903
Makita Corp.	4,300	172,478
Marubeni Corp.	63,000	454,404
Marui Group Co., Ltd.	8,500	70,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Maruichi Steel Tube Ltd.	2,200	$51,352
Mazda Motor Corp.*	97,500	170,805
McDonald’s Holdings Co. Japan Ltd.	2,576	68,345
Medipal Holdings Corp.	5,600	72,529
MEIJI Holdings Co., Ltd.	2,611	114,036
Miraca Holdings, Inc.	2,100	81,950
Mitsubishi Chemical Holdings Corp.	51,500	275,015
Mitsubishi Corp.	53,700	1,245,669
Mitsubishi Electric Corp.	74,000	654,440
Mitsubishi Estate Co., Ltd.	48,000	855,962
Mitsubishi Gas Chemical Co., Inc.	15,000	100,217
Mitsubishi Heavy Industries Ltd.	116,000	561,991
Mitsubishi Logistics Corp.	5,000	59,019
Mitsubishi Materials Corp.	43,000	136,112
Mitsubishi Motors Corp.*	148,000	168,080
Mitsubishi Tanabe Pharma Corp.	8,600	120,631
Mitsubishi UFJ Financial Group, Inc.	486,700	2,422,622
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,220	97,630
Mitsui & Co., Ltd.	66,400	1,088,617
Mitsui Chemicals, Inc.	31,000	94,008
Mitsui Fudosan Co., Ltd.	32,000	612,009
Mitsui O.S.K. Lines Ltd.	44,000	191,374
Mizuho Financial Group, Inc.	871,235	1,421,007
MS&AD Insurance Group Holdings, Inc.	21,780	447,073
Murata Manufacturing Co., Ltd.	7,700	456,307
Nabtesco Corp.	3,600	73,853
Namco Bandai Holdings, Inc.	7,400	106,749
NEC Corp.*	99,000	206,923
NGK Insulators Ltd.	10,000	142,685
NGK Spark Plug Co., Ltd.	6,000	85,611
NHK Spring Co., Ltd.	6,300	67,742
Nidec Corp.	4,200	382,602
Nikon Corp.	13,000	394,539
Nintendo Co., Ltd.	3,800	571,584
Nippon Building Fund, Inc. (REIT)	24	227,909
Nippon Electric Glass Co., Ltd.	15,000	130,301
Nippon Express Co., Ltd.	32,000	124,876
Nippon Meat Packers, Inc.	7,000	88,885
Nippon Paper Group, Inc.	3,730	77,646
Nippon Sheet Glass Co., Ltd.	34,000	52,169
Nippon Steel Corp.	195,000	534,795
Nippon Telegraph & Telephone Corp.	16,424	745,102
Nippon Yusen KK	58,000	182,192
Nishi-Nippon City Bank Ltd.	29,000	81,986
Nissan Motor Co., Ltd.	95,000	1,011,176
Nisshin Seifun Group, Inc.	7,000	84,656
Nisshin Steel Co., Ltd.	29,000	48,701
Nissin Foods Holdings Co., Ltd.	2,200	82,264
Nitori Holdings Co., Ltd.	1,400	126,519
Nitto Denko Corp.	6,300	253,842
NKSJ Holdings, Inc.	14,225	317,944
NOK Corp.	4,000	86,988
Nomura Holdings, Inc.	138,600	612,874
Nomura Real Estate Holdings, Inc.	3,800	66,983
Nomura Real Estate Office Fund, Inc. (REIT)	11	65,452
Nomura Research Institute Ltd.	3,900	96,734
NSK Ltd.	17,000	130,832
NTN Corp.	18,000	76,115
NTT Data Corp.	48	168,699
NTT DoCoMo, Inc.	584	969,453
NTT Urban Development Corp.	57	46,415
Obayashi Corp.	25,000	109,037
Odakyu Electric Railway Co., Ltd.	24,000	226,749
OJI Paper Co., Ltd.	32,000	154,645
Olympus Corp.*	8,300	135,776
Omron Corp.	7,700	165,591
Ono Pharmaceutical Co., Ltd.	3,100	172,659
Oracle Corp. Japan	1,600	60,795
Oriental Land Co., Ltd.	1,900	203,612
ORIX Corp.	4,000	381,781
Osaka Gas Co., Ltd.	72,000	288,800
Otsuka Corp.	700	56,917
Otsuka Holdings Co., Ltd.	9,600	284,161
Panasonic Corp.	84,300	775,067
Rakuten, Inc.	277	290,152
Resona Holdings, Inc.	72,005	331,447
Ricoh Co., Ltd.	26,000	252,869
Rinnai Corp.	1,200	86,408
Rohm Co., Ltd.	3,700	182,608
Sankyo Co., Ltd.	2,000	98,103
Sanrio Co., Ltd.	1,700	66,340
Santen Pharmaceutical Co., Ltd.	2,800	119,584
SBI Holdings, Inc.	852	80,393
Secom Co., Ltd.	8,000	391,446
Sega Sammy Holdings, Inc.	8,100	169,692
Seiko Epson Corp.	5,000	70,074
Sekisui Chemical Co., Ltd.	16,000	138,794
Sekisui House Ltd.	22,000	215,561
Seven & I Holdings Co., Ltd.	28,800	855,266
Seven Bank Ltd.	23,200	50,733
Sharp Corp.	38,000	277,299
Shikoku Electric Power Co., Inc.	7,000	197,306
Shimadzu Corp.	9,000	81,225
Shimamura Co., Ltd.	800	89,501
Shimano, Inc.	2,900	174,659
Shimizu Corp.	23,000	92,256
Shin-Etsu Chemical Co., Ltd.	15,700	906,681
Shinsei Bank Ltd.	57,000	74,375
Shionogi & Co., Ltd.	11,400	157,564
Shiseido Co., Ltd.	13,700	236,361
Shizuoka Bank Ltd.	22,000	226,459
Showa Denko KK	57,000	129,467
Showa Shell Sekiyu KK	7,500	47,843
SMC Corp.	2,100	333,889
Softbank Corp.	33,800	999,258
Sojitz Corp.	47,600	85,113
Sony Corp.	38,400	790,547
Sony Financial Holdings, Inc.	6,600	117,216
Square Enix Holdings Co., Ltd.	2,500	52,495
Stanley Electric Co., Ltd.	5,500	87,381
Sumco Corp.*	3,300	40,149
Sumitomo Chemical Co., Ltd.	60,000	255,165
Sumitomo Corp.	43,000	621,336
Sumitomo Electric Industries Ltd.	28,800	394,230
Sumitomo Heavy Industries Ltd.	21,000	116,709
Sumitomo Metal Industries Ltd.	128,000	258,258
Sumitomo Metal Mining Co., Ltd.	20,000	281,020
Sumitomo Mitsui Financial Group, Inc.	51,297	1,687,589
Sumitomo Mitsui Trust Holdings, Inc.	118,680	378,537
Sumitomo Realty & Development Co., Ltd.	14,000	337,441
Sumitomo Rubber Industries Ltd.	6,500	86,305
Suruga Bank Ltd.	8,000	81,672
Suzuken Co., Ltd.	2,700	83,248
Suzuki Motor Corp.	12,800	305,734
Sysmex Corp.	2,700	108,953
T&D Holdings, Inc.	22,100	256,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Taisei Corp.	39,000	$101,776
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	113,495
Taiyo Nippon Sanso Corp.	10,000	70,557
Takashimaya Co., Ltd.	10,000	83,001
Takeda Pharmaceutical Co., Ltd.	30,200	1,329,938
TDK Corp.	4,700	266,316
Teijin Ltd.	36,000	120,913
Terumo Corp.	6,400	305,811
THK Co., Ltd.	4,600	93,534
Tobu Railway Co., Ltd.	39,000	206,850
Toho Co., Ltd.	4,300	78,914
Toho Gas Co., Ltd.	16,000	94,334
Tohoku Electric Power Co., Inc.	17,300	197,308
Tokio Marine Holdings, Inc.	27,700	760,018
Tokyo Electric Power Co., Inc.*	55,100	138,466
Tokyo Electron Ltd.	6,500	371,844
Tokyo Gas Co., Ltd.	94,000	442,914
Tokyu Corp.	43,000	204,168
Tokyu Land Corp.	18,000	88,075
TonenGeneral Sekiyu KK	11,000	101,269
Toppan Printing Co., Ltd.	21,000	163,900
Toray Industries, Inc.	56,000	415,416
Toshiba Corp.	154,000	677,250
Tosoh Corp.	20,000	55,576
TOTO Ltd.	11,000	82,796
Toyo Seikan Kaisha Ltd.	5,800	83,178
Toyo Suisan Kaisha Ltd.	3,000	77,891
Toyoda Gosei Co., Ltd.	3,100	60,337
Toyota Boshoku Corp.	1,700	20,046
Toyota Industries Corp.	6,800	205,060
Toyota Motor Corp.	105,400	4,546,067
Toyota Tsusho Corp.	8,100	164,897
Trend Micro, Inc.	4,000	122,895
Tsumura & Co.	2,300	66,441
Ube Industries Ltd.	38,000	103,298
Unicharm Corp.	4,300	227,027
Ushio, Inc.	4,000	56,204
USS Co., Ltd.	830	84,133
West Japan Railway Co.	6,500	261,115
Yahoo! Japan Corp.	555	179,569
Yakult Honsha Co., Ltd.	3,700	127,178
Yamada Denki Co., Ltd.	3,130	195,507
Yamaguchi Financial Group, Inc.	8,000	72,683
Yamaha Corp.	6,400	66,343
Yamaha Motor Co., Ltd.	10,700	143,365
Yamato Holdings Co., Ltd.	15,200	234,877
Yamato Kogyo Co., Ltd.	1,800	52,519
Yamazaki Baking Co., Ltd.	5,000	71,644
Yaskawa Electric Corp.	9,000	84,596
Yokogawa Electric Corp.	8,200	82,921

		85,859,924

Luxembourg (0.3%)
ArcelorMittal S.A.	32,785	626,584
Millicom International Cellular S.A. (SDR)	2,914	330,346
SES S.A. (FDR)	11,437	283,792
Tenaris S.A.	18,026	343,790

		1,584,512

Macau (0.1%)
Sands China Ltd.	92,000	359,562
Wynn Macau Ltd.	59,200	173,052

		532,614

Mauritius (0.0%)
Essar Energy plc*	15,208	37,777

Mexico (0.0%)
Fresnillo plc	6,837	174,754

Netherlands (3.3%)
Aegon N.V.*	65,589	364,250
Akzo Nobel N.V.	8,845	522,234
ASML Holding N.V.	16,471	823,337
Corio N.V. (REIT)	2,285	120,529
Delta Lloyd N.V.	3,892	68,414
European Aeronautic Defence and Space Co. N.V.	15,655	641,092
Fugro N.V. (CVA)	2,638	187,948
Heineken Holding N.V.	4,394	205,696
Heineken N.V.	9,897	550,094
ING Groep N.V. (CVA)*	146,301	1,218,925
Koninklijke (Royal) KPN N.V.	56,425	620,695
Koninklijke Ahold N.V.	44,369	614,827
Koninklijke Boskalis Westminster N.V.	2,692	101,121
Koninklijke DSM N.V.	5,886	340,579
Koninklijke Philips Electronics N.V.	38,535	781,191
Koninklijke Vopak N.V.	2,680	154,393
QIAGEN N.V.*	8,884	138,332
Randstad Holding N.V.	4,562	172,126
Reed Elsevier N.V.	26,253	335,290
Royal Dutch Shell plc, Class A	138,809	4,847,916
Royal Dutch Shell plc, Class B	101,296	3,563,695
SBM Offshore N.V.	6,524	133,344
TNT Express N.V.	13,448	166,084
Unilever N.V. (CVA)	62,231	2,117,681
Wolters Kluwer N.V.	11,507	217,926

		19,007,719

New Zealand (0.1%)
Auckland International Airport Ltd.	35,208	70,918
Contact Energy Ltd.*	13,498	52,277
Fletcher Building Ltd.	25,859	142,708
SKYCITY Entertainment Group Ltd.	22,355	72,119
Telecom Corp. of New Zealand Ltd.	73,338	145,619

		483,641

Norway (0.5%)
Aker Solutions ASA	6,252	105,778
DNB ASA	37,306	479,529
Gjensidige Forsikring ASA	7,613	89,903
Norsk Hydro ASA	35,507	193,349
Orkla ASA	29,442	232,961
Statoil ASA	42,629	1,157,284
Telenor ASA	27,631	512,373
Yara International ASA	7,165	341,721

		3,112,898

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)	27,728	50,664
Cimpor Cimentos de Portugal SGPS S.A.	8,055	53,715
EDP - Energias de Portugal S.A.	72,819	211,816
Galp Energia SGPS S.A., Class B	8,819	145,142
Jeronimo Martins SGPS S.A.*	8,396	171,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Portugal Telecom SGPS S.A. (Registered)	25,635	$139,458

		771,840

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT)	67,000	107,665
CapitaLand Ltd.	98,000	243,236
CapitaMall Trust (REIT)	82,000	117,744
CapitaMalls Asia Ltd.	55,032	71,578
City Developments Ltd.	19,000	171,552
ComfortDelGro Corp., Ltd.	72,000	89,352
Cosco Corp., (Singapore) Ltd.	45,000	41,705
DBS Group Holdings Ltd.	67,000	755,785
Fraser and Neave Ltd.	35,000	186,548
Genting Singapore plc*	232,941	315,950
Global Logistic Properties Ltd.*	70,000	122,509
Golden Agri-Resources Ltd.	254,609	158,998
Hutchison Port Holdings Trust, Class U	199,000	152,235
Jardine Cycle & Carriage Ltd.	4,000	153,661
Keppel Corp., Ltd.	54,900	479,974
Keppel Land Ltd.	31,000	85,573
Neptune Orient Lines Ltd.	44,000	49,529
Olam International Ltd.	56,000	105,135
Oversea-Chinese Banking Corp., Ltd.	100,000	709,598
SembCorp Industries Ltd.	37,000	155,412
SembCorp Marine Ltd.	32,000	134,410
Singapore Airlines Ltd.	21,000	179,921
Singapore Exchange Ltd.	33,000	182,188
Singapore Press Holdings Ltd.	39,000	121,618
Singapore Technologies Engineering Ltd.	58,000	149,954
Singapore Telecommunications Ltd.	304,000	761,784
StarHub Ltd.	22,890	56,449
United Overseas Bank Ltd.	48,000	700,688
UOL Group Ltd.	20,000	75,415
Wilmar International Ltd.	73,000	284,555

		6,920,721

Spain (2.0%)
Abertis Infraestructuras S.A.	14,805	252,050
Acciona S.A.	967	67,528
Acerinox S.A.	4,034	51,848
ACS Actividades de Construccion y Servicios S.A.	5,400	138,206
Amadeus IT Holding S.A., Class A	11,951	225,538
Banco Bilbao Vizcaya Argentaria S.A.	177,284	1,410,859
Banco de Sabadell S.A.	73,892	201,239
Banco Popular Espanol S.A.	37,377	134,096
Banco Santander S.A.	326,234	2,510,517
Bankia S.A.*	33,028	119,638
Bankinter S.A.	8,526	44,723
CaixaBank	28,757	111,953
Distribuidora Internacional de Alimentacion S.A.*	21,992	109,022
EDP Renovaveis S.A.*	8,894	44,198
Enagas S.A.	6,824	131,330
Ferrovial S.A.	13,987	160,764
Fomento de Construcciones y Contratas S.A.	2,085	46,578
Gas Natural SDG S.A.	13,243	211,593
Grifols S.A.*	5,272	112,500
Iberdrola S.A.	146,040	829,151
Inditex S.A.	8,332	798,092
Indra Sistemas S.A.	3,989	48,881
Mapfre S.A.	29,316	94,384
Red Electrica Corporacion S.A.	4,127	201,948
Repsol YPF S.A.	30,310	760,384
Telefonica S.A.	156,923	2,571,106
Zardoya Otis S.A.	5,584	72,314

		11,460,440

Sweden (2.2%)
Alfa Laval AB	12,883	265,029
Assa Abloy AB, Class B	11,991	376,633
Atlas Copco AB, Class A	25,643	620,551
Atlas Copco AB, Class B	14,893	321,011
Boliden AB	10,430	163,801
Electrolux AB, Class B	9,169	193,891
Getinge AB, Class B	7,634	217,395
Hennes & Mauritz AB, Class B	39,056	1,413,284
Hexagon AB, Class B	9,662	187,521
Holmen AB, Class B	2,055	56,440
Husqvarna AB, Class B	16,968	102,360
Industrivarden AB, Class C	4,618	68,616
Investment AB Kinnevik, Class B	7,841	182,401
Investor AB, Class B	17,386	385,520
Lundin Petroleum AB*	8,490	181,971
Modern Times Group AB, Class B	1,855	102,174
Nordea Bank AB	100,474	913,497
Ratos AB, Class B	7,295	101,280
Sandvik AB	38,501	555,767
Scania AB, Class B	12,206	253,869
Securitas AB, Class B	11,928	115,029
Skandinaviska Enskilda Banken AB, Class A	53,840	382,490
Skanska AB, Class B	15,261	264,584
SKF AB, Class B	14,941	364,729
SSAB AB, Class A	5,993	56,662
Svenska Cellulosa AB, Class B	22,053	382,006
Svenska Handelsbanken AB, Class A	18,704	596,250
Swedbank AB, Class A	30,904	480,204
Swedish Match AB	8,129	323,646
Tele2 AB, Class B	12,096	246,827
Telefonaktiebolaget LM Ericsson, Class B	115,035	1,191,942
TeliaSonera AB	82,674	576,586
Volvo AB, Class B	53,034	772,768

		12,416,734

Switzerland (6.3%)
ABB Ltd. (Registered)*	83,739	1,718,009
Actelion Ltd. (Registered)*	4,219	154,234
Adecco S.A. (Registered)*	5,055	264,874
Aryzta AG*	3,222	159,190
Baloise Holding AG (Registered)	1,810	145,770
Barry Callebaut AG (Registered)*	69	69,138
Cie Financiere Richemont S.A., Class A	19,938	1,250,128
Credit Suisse Group AG (Registered)*	43,581	1,242,206
GAM Holding AG*	7,471	108,833
Geberit AG (Registered)*	1,494	312,636
Givaudan S.A. (Registered)*	317	305,517
Glencore International plc	51,098	318,261
Holcim Ltd. (Registered)*	9,367	611,185
Julius Baer Group Ltd.*	7,887	318,381
Kuehne + Nagel International AG (Registered)	2,060	278,637
Lindt & Spruengli AG	34	109,228
Lindt & Spruengli AG (Registered)	4	148,865
Lonza Group AG (Registered)*	1,916	99,037
Nestle S.A. (Registered)	126,080	7,933,249
Novartis AG (Registered)	89,163	4,934,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pargesa Holding S.A.	1,028	$73,908
Partners Group Holding AG	508	99,101
Roche Holding AG	26,841	4,671,232
Schindler Holding AG	1,855	223,167
Schindler Holding AG (Registered)	820	98,015
SGS S.A. (Registered)	209	406,563
Sika AG	78	168,840
Sonova Holding AG (Registered)*	1,874	208,222
STMicroelectronics N.V.	24,302	198,586
Straumann Holding AG (Registered)*	309	52,578
Sulzer AG (Registered)	913	129,764
Swatch Group AG	1,178	542,217
Swatch Group AG (Registered)	1,654	132,932
Swiss Life Holding AG (Registered)*	1,161	138,132
Swiss Reinsurance Co., Ltd.*	13,185	842,046
Swisscom AG (Registered)	890	359,766
Syngenta AG (Registered)*	3,613	1,249,161
Transocean Ltd.	13,208	720,609
UBS AG (Registered)*	139,026	1,948,243
Wolseley plc	10,876	414,724
Xstrata plc	79,272	1,354,177
Zurich Financial Services AG*	5,563	1,495,052

		36,009,146

United Kingdom (13.5%)
3i Group plc	36,981	126,583
Admiral Group plc	7,723	146,629
Aggreko plc	10,153	365,394
AMEC plc	12,670	224,544
Anglo American plc	50,547	1,889,463
Antofagasta plc	15,051	277,333
ARM Holdings plc	51,497	487,627
Associated British Foods plc	13,593	265,252
AstraZeneca plc	49,513	2,200,858
Aviva plc	109,322	579,663
Babcock International Group plc	13,692	174,436
BAE Systems plc	121,336	582,037
Balfour Beatty plc	26,182	119,562
Barclays plc	442,411	1,664,715
BG Group plc	129,504	2,999,411
BHP Billiton plc	80,687	2,461,798
BP plc	723,727	5,354,485
British American Tobacco plc	75,086	3,783,752
British Land Co. plc (REIT)	32,219	247,313
British Sky Broadcasting Group plc	43,504	470,392
BT Group plc	296,904	1,075,169
Bunzl plc	12,600	202,343
Burberry Group plc	16,732	400,640
Capita Group plc	23,401	274,174
Capital Shopping Centres Group plc (REIT)	21,274	112,768
Carnival plc	6,990	223,386
Centrica plc	197,523	999,628
Cobham plc	42,080	154,200
Compass Group plc	72,451	759,629
Diageo plc	95,658	2,298,900
Eurasian Natural Resources Corp.	9,809	92,960
G4S plc	53,821	234,586
GKN plc	59,232	195,262
GlaxoSmithKline plc	192,528	4,300,501
Hammerson plc (REIT)	27,169	180,607
HSBC Holdings plc	681,833	6,050,604
ICAP plc	21,182	133,083
Imperial Tobacco Group plc	38,707	1,569,465
Inmarsat plc	17,295	127,334
Intercontinental Hotels Group plc	11,074	257,368
International Consolidated Airlines Group S.A.*	35,305	101,659
International Power plc	58,326	377,834
Intertek Group plc	6,109	245,358
Invensys plc	30,928	98,444
Investec plc	20,442	125,001
ITV plc	140,867	199,067
J Sainsbury plc	46,548	231,774
Johnson Matthey plc	8,191	309,064
Kazakhmys plc	8,159	118,497
Kingfisher plc	90,246	442,717
Land Securities Group plc (REIT)	29,599	342,058
Legal & General Group plc	224,139	468,573
Lloyds Banking Group plc*	1,574,757	846,451
London Stock Exchange Group plc	5,671	93,792
Lonmin plc	6,174	100,926
Man Group plc	71,887	154,997
Marks & Spencer Group plc	60,506	366,794
Meggitt plc	29,638	191,473
National Grid plc	135,955	1,371,085
Next plc	6,582	314,048
Old Mutual plc	211,060	535,418
Pearson plc	31,106	579,635
Petrofac Ltd.	9,895	275,391
Prudential plc	97,313	1,163,500
Randgold Resources Ltd.	3,493	300,025
Reckitt Benckiser Group plc	23,652	1,336,582
Reed Elsevier plc	46,439	412,249
Resolution Ltd.	54,390	227,323
Rexam plc	33,449	229,041
Rio Tinto plc	52,153	2,874,609
Rolls-Royce Holdings plc*	71,506	928,716
Royal Bank of Scotland Group plc*	677,873	299,689
RSA Insurance Group plc	134,480	224,995
SABMiller plc	36,410	1,461,477
Sage Group plc	50,500	241,678
Schroders plc	4,302	108,721
Segro plc (REIT)	28,238	106,051
Serco Group plc	18,811	163,228
Severn Trent plc	9,063	223,822
Smith & Nephew plc	34,077	345,297
Smiths Group plc	14,973	251,947
SSE plc	35,783	760,652
Standard Chartered plc	90,888	2,267,856
Standard Life plc	88,853	326,450
Subsea 7 S.A.*	10,736	284,295
Tate & Lyle plc	17,829	201,048
Tesco plc	306,218	1,616,326
TUI Travel plc	20,168	63,324
Tullow Oil plc	34,522	843,178
Unilever plc	49,028	1,618,595
United Utilities Group plc	26,015	250,290
Vedanta Resources plc	4,549	89,351
Vodafone Group plc	1,915,622	5,276,272
Weir Group plc	8,064	227,527
Whitbread plc	6,760	199,385
WM Morrison Supermarkets plc	83,585	398,409

		77,275,818

United States (0.1%)
Sims Metal Management Ltd.	6,254	95,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Synthes, Inc.(m)	2,493	$432,484

		527,649

Total Common Stocks (69.5%) (Cost $391,435,519)		398,786,527

Total Investments (69.5%) (Cost $391,435,519)		398,786,527
Other Assets Less Liabilities (30.5%)		175,239,544

Net Assets (100%)		$574,026,071

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.5%
Consumer Staples	7.8
Energy	5.9
Financials	15.7
Health Care	6.5
Industrials	8.8
Information Technology	3.4
Materials	7.1
Telecommunication Services	3.8
Utilities	3.0
Cash and Other	30.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$610,333	$255,381	$—	$1,101,932	$—	$—

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,170	June-12	$71,254,865	$69,719,566	$(1,535,299)
E-Mini MSCI EAFE Index	14	June-12	1,069,502	1,079,120	9,618
FTSE 100 Index	467	June-12	43,917,087	42,797,445	(1,119,642)
SPI 200 Index	153	June-12	16,711,092	17,215,438	504,346
TOPIX Index	422	June-12	42,279,773	43,693,851	1,414,078

					$(726,899)

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	10,893	$14,534,300	$14,225,052	$309,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$43,045,012	$—	$43,045,012
Consumer Staples	—	44,644,786	130,551	44,775,337
Energy	—	34,057,179	—	34,057,179
Financials	—	90,164,010	—	90,164,010
Health Care	—	37,150,933	—	37,150,933
Industrials	47,164	50,713,295	—	50,760,459
Information Technology	—	19,248,729	—	19,248,729
Materials	—	40,615,483	—	40,615,483
Telecommunication Services	—	21,683,859	—	21,683,859
Utilities	—	17,285,526	—	17,285,526
Forward Currency Contracts	—	309,248	—	309,248
Futures	1,928,042	—	—	1,928,042

Total Assets	$1,975,206	$398,918,060	$130,551	$401,023,817

Liabilities:
Futures	$(2,654,941)	$—	$—	$(2,654,941)

Total Liabilities	$(2,654,941)	$—	$—	$(2,654,941)

Total	$(679,735)	$398,918,060	$130,551	$398,368,876

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Consumer Staples	Investments in Common Stocks-Industrials
Balance as of 12/31/11	$—	$5,440
Total gains or losses (realized/unrealized) included in earnings	9,120	(10)
Purchases	39,958	—
Sales	—	(5,430)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	81,473	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$130,551	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$9,120	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Consumer Staples	$130,551	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$130,551

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$108,200,137
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$881,100

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,491,003
Aggregate gross unrealized depreciation	(23,451,113)

Net unrealized appreciation	$7,039,890

Federal income tax cost of investments	$391,746,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
AGL Energy Ltd.	58,762	$897,812
Alumina Ltd.	309,194	395,544
Amcor Ltd.	148,918	1,147,670
AMP Ltd.	341,924	1,530,066
APA Group	56,056	296,135
Asciano Ltd.	115,531	586,397
ASX Ltd.	20,921	719,478
Australia & New Zealand Banking Group Ltd.	319,587	7,700,088
Bendigo and Adelaide Bank Ltd.	47,997	385,312
BGP Holdings plc(b)*†	810,676	—
BHP Billiton Ltd.	390,581	14,002,628
Boral Ltd.	85,509	356,955
Brambles Ltd.	180,177	1,325,118
Caltex Australia Ltd.	17,378	250,034
Campbell Brothers Ltd.	8,198	570,910
CFS Retail Property Trust (REIT)	231,336	428,937
Coca-Cola Amatil Ltd.	72,114	931,500
Cochlear Ltd.	7,361	471,981
Commonwealth Bank of Australia	191,050	9,914,747
Computershare Ltd.	52,533	489,747
Crown Ltd.	52,487	472,464
CSL Ltd.	63,911	2,375,997
Dexus Property Group (REIT)	571,435	514,971
Echo Entertainment Group Ltd.	88,373	401,866
Fairfax Media Ltd.	284,831	213,906
Fortescue Metals Group Ltd.	157,488	947,808
Goodman Group (REIT)	825,723	590,174
GPT Group (REIT)	212,031	685,253
Harvey Norman Holdings Ltd.	74,819	155,777
Iluka Resources Ltd.	50,073	922,734
Incitec Pivot Ltd.	194,535	634,754
Insurance Australia Group Ltd.	262,330	923,897
Leighton Holdings Ltd.	18,499	408,538
Lend Lease Group	64,291	497,471
Lynas Corp., Ltd.*	200,082	226,944
Macquarie Group Ltd.	42,131	1,269,092
Metcash Ltd.	93,879	418,152
Mirvac Group (REIT)	399,680	484,390
National Australia Bank Ltd.	267,476	6,815,799
Newcrest Mining Ltd.	93,802	2,883,851
Orica Ltd.	45,621	1,321,765
Origin Energy Ltd.	133,291	1,843,227
OZ Minerals Ltd.	41,301	417,549
Qantas Airways Ltd.*	125,914	232,814
QBE Insurance Group Ltd.	133,586	1,960,774
QR National Ltd.	203,105	784,741
Ramsay Health Care Ltd.	15,171	307,226
Rio Tinto Ltd.	53,525	3,626,029
Santos Ltd.	114,588	1,690,231
Sonic Healthcare Ltd.	45,308	587,592
SP AusNet	151,265	168,439
Stockland Corp., Ltd. (REIT)	281,154	856,226
Suncorp Group Ltd.	154,857	1,347,432
Sydney Airport	45,363	134,859
TABCORP Holdings Ltd.	88,884	250,432
Tatts Group Ltd.	171,693	441,063
Telstra Corp., Ltd.	524,672	1,788,054
Toll Holdings Ltd.	82,507	501,679
Transurban Group	157,836	915,569
Wesfarmers Ltd.	123,116	3,828,442
Westfield Group (REIT)	265,505	2,428,456
Westfield Retail Trust (REIT)	353,206	943,940
Westpac Banking Corp.	367,501	8,332,995
Woodside Petroleum Ltd.	77,488	2,794,057
Woolworths Ltd.	149,775	4,030,652
WorleyParsons Ltd.	23,321	691,616

		106,470,756

Austria (0.1%)
Erste Group Bank AG	22,913	528,366
Immofinanz AG*	115,783	420,640
OMV AG	19,918	707,948
Raiffeisen Bank International AG	5,220	184,491
Telekom Austria AG	39,771	463,168
Verbund AG	8,787	267,315
Vienna Insurance Group AG	4,011	176,907
Voestalpine AG	13,458	452,582

		3,201,417

Belgium (0.6%)
Ageas	267,011	586,873
Anheuser-Busch InBev N.V.	97,528	7,125,404
Belgacom S.A.	18,378	590,831
Colruyt S.A.	8,947	359,649
Delhaize Group S.A.	12,211	642,475
Groupe Bruxelles Lambert S.A.	10,268	794,825
KBC Groep N.V.	20,352	510,569
Mobistar S.A.	3,430	170,861
NV Bekaert S.A.	4,654	149,931
Solvay S.A.	6,982	826,617
UCB S.A.	12,269	529,348
Umicore S.A.	13,953	768,650

		13,056,033

Bermuda (0.1%)
Seadrill Ltd.	39,998	1,498,849

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	230,099	243,452

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	64	470,752
A. P. Moller - Maersk A/S, Class B	160	1,235,379
Carlsberg A/S, Class B	12,851	1,061,800
Coloplast A/S, Class B	2,851	493,604
Danske Bank A/S*	74,812	1,267,091
DSV A/S	23,694	537,197
Novo Nordisk A/S, Class B	51,523	7,133,528
Novozymes A/S, Class B	28,403	827,222
TDC A/S	53,701	390,570
Tryg A/S	3,592	202,535
Vestas Wind Systems A/S*	25,175	255,382
William Demant Holding A/S*	3,008	280,341

		14,155,401

Finland (0.5%)
Elisa Oyj	16,426	393,675
Fortum Oyj	54,358	1,319,450
Kesko Oyj, Class B	8,840	286,849
Kone Oyj, Class B	19,608	1,092,335
Metso Oyj	15,331	655,325
Neste Oil Oyj	13,195	162,519
Nokia Oyj	452,084	2,461,219
Nokian Renkaat Oyj	13,430	654,490
Orion Oyj, Class B	10,821	213,882
Pohjola Bank plc, Class A	16,956	187,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sampo Oyj, Class A	51,010	$1,474,254
Sanoma Oyj	9,955	127,459
Stora Enso Oyj, Class R	68,825	511,281
UPM-Kymmene Oyj	62,525	851,408
Wartsila Oyj	20,026	755,321

		11,147,278

France (4.8%)
Accor S.A.	17,636	629,661
Aeroports de Paris S.A.	4,031	330,848
Air Liquide S.A.	34,507	4,600,358
Alcatel-Lucent S.A.*	278,832	634,052
Alstom S.A.	24,831	969,006
Arkema S.A.	6,595	614,559
AtoS	5,706	329,098
AXA S.A.‡	213,773	3,543,905
BNP Paribas S.A.	117,312	5,566,029
Bouygues S.A.	22,634	692,187
Bureau Veritas S.A.	7,007	616,786
Cap Gemini S.A.	17,721	793,174
Carrefour S.A.	71,238	1,707,807
Casino Guichard Perrachon S.A.	7,084	698,202
Christian Dior S.A.	6,896	1,058,137
Cie de Saint-Gobain S.A.	48,833	2,180,830
Cie Generale de Geophysique-Veritas*	18,553	549,072
Cie Generale des Etablissements Michelin	21,583	1,607,080
Cie Generale d’Optique Essilor International S.A.	24,285	2,164,550
CNP Assurances S.A.	16,033	250,184
Credit Agricole S.A.	116,800	725,917
Danone S.A.	70,867	4,943,151
Dassault Systemes S.A.	7,032	647,028
Edenred	18,600	559,642
EDF S.A.	28,388	647,803
Eiffage S.A.	4,411	170,664
Eurazeo S.A.	3,445	175,284
Eutelsat Communications S.A.	14,879	550,079
Fonciere des Regions (REIT)	3,451	277,215
France Telecom S.A.	227,711	3,372,568
GDF Suez S.A.	151,847	3,922,780
Gecina S.A. (REIT)	2,734	285,654
Groupe Eurotunnel S.A. (Registered)	63,733	553,525
ICADE (REIT)	3,029	270,221
Iliad S.A.	2,441	336,300
Imerys S.A.	4,664	283,587
J.C. Decaux S.A.*	8,043	245,754
Klepierre S.A. (REIT)	12,811	444,237
Lafarge S.A.	24,412	1,165,098
Lagardere S.C.A.	13,748	424,105
Legrand S.A.	27,154	999,180
L’Oreal S.A.	29,459	3,633,883
LVMH Moet Hennessy Louis Vuitton S.A.	30,930	5,315,235
Natixis S.A.	109,253	420,375
Neopost S.A.	3,839	246,890
Pernod-Ricard S.A.	24,053	2,515,032
Peugeot S.A.	27,515	443,113
PPR S.A.	9,444	1,624,815
Publicis Groupe S.A.	17,538	966,843
Renault S.A.	23,945	1,262,249
Safran S.A.	21,267	781,564
Sanofi S.A.	138,770	10,777,066
Schneider Electric S.A.	59,412	3,881,859
SCOR SE	22,097	597,078
Societe BIC S.A.	3,534	354,628
Societe Generale S.A.	80,106	2,346,683
Societe Television Francaise 1 S.A.	11,813	144,647
Sodexo S.A.	11,992	984,574
Suez Environnement Co. S.A.	32,480	498,164
Technip S.A.	12,172	1,433,931
Thales S.A.	12,575	470,602
Total S.A.	258,808	13,199,386
Unibail-Rodamco S.A. (REIT)	11,132	2,226,270
Vallourec S.A.	13,662	865,498
Veolia Environnement S.A.	42,917	711,760
Vinci S.A.	54,534	2,843,821
Vivendi S.A.	151,554	2,781,275
Wendel S.A.	3,863	329,991

		112,192,549

Germany (4.7%)
Adidas AG	25,302	1,975,449
Allianz SE (Registered)	55,611	6,635,846
Axel Springer AG	4,809	242,889
BASF SE	112,159	9,811,376
Bayer AG (Registered)	101,019	7,105,609
Bayerische Motoren Werke (BMW) AG	40,133	3,609,216
Bayerische Motoren Werke (BMW) AG (Preference)	6,478	384,769
Beiersdorf AG	12,218	797,240
Brenntag AG	5,190	635,569
Celesio AG	9,487	171,699
Commerzbank AG*	440,582	1,114,685
Continental AG*	9,588	904,972
Daimler AG (Registered)	109,899	6,626,533
Deutsche Bank AG (Registered)	112,919	5,618,136
Deutsche Boerse AG	23,727	1,597,424
Deutsche Lufthansa AG (Registered)	27,051	378,638
Deutsche Post AG (Registered)	104,855	2,018,664
Deutsche Telekom AG (Registered)	344,711	4,150,083
E.ON AG	219,942	5,268,326
Fraport AG	4,886	305,948
Fresenius Medical Care AG & Co. KGaA	25,218	1,787,271
Fresenius SE & Co. KGaA	13,956	1,431,163
GEA Group AG	22,014	759,251
Hannover Rueckversicherung AG (Registered)	8,085	480,273
HeidelbergCement AG	17,513	1,060,061
Henkel AG & Co. KGaA	16,504	1,030,133
Henkel AG & Co. KGaA (Preference)	22,225	1,628,503
Hochtief AG	5,292	321,066
Infineon Technologies AG	135,007	1,380,331
K+S AG (Registered)	20,803	1,088,296
Kabel Deutschland Holding AG*	11,003	679,585
Lanxess AG	9,967	823,899
Linde AG	20,661	3,707,603
MAN SE	7,749	1,031,727
Merck KGaA	7,712	853,490
Metro AG	15,640	604,704
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,778	3,283,573
Porsche Automobil Holding SE (Preference)	18,445	1,088,554
ProSiebenSat.1 Media AG (Preference)	8,775	225,521
RWE AG	58,376	2,787,637
RWE AG (Preference)	4,404	193,624
Salzgitter AG	4,601	252,173
SAP AG	111,846	7,810,489
Siemens AG (Registered)	100,434	10,125,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Suedzucker AG	7,399	$235,600
ThyssenKrupp AG	46,879	1,166,983
United Internet AG (Registered)	12,902	243,141
Volkswagen AG	3,619	583,543
Volkswagen AG (Preference)	17,743	3,120,077
Wacker Chemie AG	1,811	159,678

		109,296,212

Greece (0.1%)
Coca Cola Hellenic Bottling Co. S.A.*	23,615	451,958
Hellenic Telecommunications Organization S.A.	33,367	141,960
National Bank of Greece S.A.*	119,214	305,271
OPAP S.A.	28,918	280,389

		1,179,578

Hong Kong (1.5%)
AIA Group Ltd.	1,026,500	3,760,703
ASM Pacific Technology Ltd.	22,877	333,777
Bank of East Asia Ltd.	183,921	691,579
BOC Hong Kong Holdings Ltd.	445,423	1,230,347
Cathay Pacific Airways Ltd.	139,368	258,077
Cheung Kong Holdings Ltd.	170,508	2,202,285
Cheung Kong Infrastructure Holdings Ltd.	55,113	335,339
CLP Holdings Ltd.	234,128	2,020,021
First Pacific Co., Ltd.	256,700	284,614
Foxconn International Holdings Ltd.*	272,551	194,089
Galaxy Entertainment Group Ltd.*	143,200	395,547
Hang Lung Group Ltd.	104,000	672,972
Hang Lung Properties Ltd.	301,111	1,103,155
Hang Seng Bank Ltd.	95,432	1,268,240
Henderson Land Development Co., Ltd.	118,496	653,856
HKT Trust/HKT Ltd.*	10,631	8,269
Hong Kong & China Gas Co., Ltd.	580,572	1,487,774
Hong Kong Exchanges and Clearing Ltd.	125,222	2,104,355
Hopewell Holdings Ltd.	63,362	173,795
Hutchison Whampoa Ltd.	261,533	2,613,461
Hysan Development Co., Ltd.	77,907	312,007
Kerry Properties Ltd.	89,324	402,016
Li & Fung Ltd.	690,650	1,584,870
Lifestyle International Holdings Ltd.	63,750	161,724
Link REIT (REIT)	267,619	995,962
MTR Corp.	185,516	664,131
New World Development Co., Ltd.	432,529	519,666
Noble Group Ltd.	454,130	498,548
NWS Holdings Ltd.	167,371	256,050
Orient Overseas International Ltd.	24,705	175,770
PCCW Ltd.	489,065	175,081
Power Assets Holdings Ltd.	166,665	1,223,340
Shangri-La Asia Ltd.	184,635	403,719
Sino Land Co., Ltd.	351,907	561,924
SJM Holdings Ltd.	191,500	389,631
Sun Hung Kai Properties Ltd.	172,108	2,138,731
Swire Pacific Ltd., Class A	90,812	1,017,981
Wharf Holdings Ltd.	187,734	1,020,195
Wheelock & Co., Ltd.	119,774	360,916
Wing Hang Bank Ltd.	23,851	236,957
Yue Yuen Industrial Holdings Ltd.	86,837	304,719

		35,196,193

Ireland (0.5%)
CRH plc (BATS Europe Exchange)	59,471	1,213,542
CRH plc (London Stock Exchange)	30,276	619,859
Elan Corp. plc*	61,958	906,901
Experian plc	124,501	1,940,613
Irish Bank Resolution Corp., Ltd.(b)*†	52,563	—
James Hardie Industries SE (CDI)	54,123	430,566
Kerry Group plc (BATS Europe Exchange), Class A	10,451	483,666
Kerry Group plc (Euro Comp Exchange), Class A	6,912	319,699
Ryanair Holdings plc (ADR)*	5,987	217,208
Shire plc	68,948	2,227,703
WPP plc	152,426	2,083,317

		10,443,074

Israel (0.3%)
Bank Hapoalim B.M.	125,242	459,883
Bank Leumi Le-Israel B.M.	139,620	439,653
Bezeq Israeli Telecommunication Corp., Ltd.	208,069	341,621
Cellcom Israel Ltd.	6,359	80,542
Delek Group Ltd.	474	92,725
Elbit Systems Ltd.	2,981	115,649
Israel Chemicals Ltd.	53,076	603,852
Israel Corp., Ltd.	273	183,781
Israel Discount Bank Ltd., Class A*	85,944	113,744
Mizrahi Tefahot Bank Ltd.	14,816	133,493
NICE Systems Ltd.*	7,113	278,828
Partner Communications Co., Ltd.	9,896	76,330
Teva Pharmaceutical Industries Ltd.	114,263	5,052,068

		7,972,169

Italy (1.2%)
A2A S.p.A.	136,678	109,646
Assicurazioni Generali S.p.A.	142,909	2,218,558
Atlantia S.p.A.	38,655	641,849
Autogrill S.p.A.	14,283	150,775
Banca Carige S.p.A.	82,088	107,729
Banca Monte dei Paschi di Siena S.p.A.	559,926	236,055
Banco Popolare S.c.a.r.l.	208,767	395,931
Enel Green Power S.p.A.	205,286	390,151
Enel S.p.A.	799,629	2,892,253
ENI S.p.A.	291,831	6,846,292
Exor S.p.A.	8,215	207,404
Fiat Industrial S.p.A.*	92,627	988,293
Fiat S.p.A.	92,943	546,407
Finmeccanica S.p.A.	49,301	266,956
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	126,795	195,656
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,213,715	2,175,575
Luxottica Group S.p.A.	15,399	557,597
Mediaset S.p.A.	86,902	239,684
Mediobanca S.p.A.	61,494	361,192
Pirelli & C. S.p.A.	27,469	326,788
Prysmian S.p.A.	25,025	439,894
Saipem S.p.A.	31,928	1,649,215
Snam S.p.A.	193,298	929,632
Telecom Italia S.p.A.	1,129,543	1,343,019
Telecom Italia S.p.A. (RNC)	760,139	747,169
Terna Rete Elettrica Nazionale S.p.A.	145,234	583,807
UniCredit S.p.A.	496,300	2,486,154
Unione di Banche Italiane S.c.p.A.	102,968	436,430

		28,470,111

Japan (11.8%)
ABC-Mart, Inc.	2,760	103,871
Advantest Corp.	19,402	305,669
Aeon Co., Ltd.	72,148	948,375
Aeon Credit Service Co., Ltd.	8,262	129,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Mall Co., Ltd.	10,038	$233,213
Air Water, Inc.	17,000	219,355
Aisin Seiki Co., Ltd.	24,362	855,334
Ajinomoto Co., Inc.	81,832	1,026,237
Alfresa Holdings Corp.	4,434	210,798
All Nippon Airways Co., Ltd.	100,698	304,150
Amada Co., Ltd.	44,852	302,373
Aozora Bank Ltd.	78,082	225,463
Asahi Glass Co., Ltd.	123,248	1,045,307
Asahi Group Holdings Ltd.	46,313	1,025,634
Asahi Kasei Corp.	157,922	974,969
Asics Corp.	19,605	221,702
Astellas Pharma, Inc.	54,470	2,237,502
Bank of Kyoto Ltd.	42,918	389,409
Bank of Yokohama Ltd.	145,300	726,763
Benesse Holdings, Inc.	8,426	419,926
Bridgestone Corp.	78,536	1,903,385
Brother Industries Ltd.	30,485	413,244
Canon, Inc.	137,870	6,512,888
Casio Computer Co., Ltd.	32,673	233,294
Central Japan Railway Co.	181	1,491,386
Chiba Bank Ltd.	89,328	569,834
Chiyoda Corp.	17,000	215,863
Chubu Electric Power Co., Inc.	82,546	1,489,957
Chugai Pharmaceutical Co., Ltd.	26,253	484,017
Chugoku Bank Ltd.	22,489	304,038
Chugoku Electric Power Co., Inc.	37,538	697,063
Citizen Holdings Co., Ltd.	36,511	231,144
Coca-Cola West Co., Ltd.	6,589	115,509
Cosmo Oil Co., Ltd.	66,778	185,562
Credit Saison Co., Ltd.	18,084	365,962
Dai Nippon Printing Co., Ltd.	67,838	693,379
Daicel Chemical Industries Ltd.	34,045	219,234
Daido Steel Co., Ltd.	33,481	231,782
Daihatsu Motor Co., Ltd.	24,800	454,232
Dai-ichi Life Insurance Co., Ltd.	1,085	1,498,315
Daiichi Sankyo Co., Ltd.	81,313	1,481,455
Daikin Industries Ltd.	28,077	764,256
Dainippon Sumitomo Pharma Co., Ltd.	17,508	185,508
Daito Trust Construction Co., Ltd.	9,162	822,444
Daiwa House Industry Co., Ltd.	59,342	784,344
Daiwa Securities Group, Inc.	198,824	785,495
DeNA Co., Ltd.	11,441	316,953
Denki Kagaku Kogyo KK	54,282	217,076
Denso Corp.	59,388	1,983,905
Dentsu, Inc.	22,922	730,004
East Japan Railway Co.	41,432	2,607,958
Eisai Co., Ltd.	30,646	1,218,139
Electric Power Development Co., Ltd.	14,497	393,032
FamilyMart Co., Ltd.	7,696	325,432
FANUC Corp.	23,356	4,142,396
Fast Retailing Co., Ltd.	6,384	1,454,660
Fuji Electric Holdings Co., Ltd.	79,712	209,946
Fuji Heavy Industries Ltd.	75,520	606,751
Fujifilm Holdings Corp.	56,232	1,318,670
Fujitsu Ltd.	224,258	1,181,303
Fukuoka Financial Group, Inc.	89,017	394,699
Furukawa Electric Co., Ltd.	82,712	219,846
Gree, Inc.	10,609	267,756
GS Yuasa Corp.	40,037	219,606
Gunma Bank Ltd.	48,726	260,790
Hachijuni Bank Ltd.	51,684	304,721
Hakuhodo DY Holdings, Inc.	2,474	155,428
Hamamatsu Photonics KK	8,200	309,593
Hino Motors Ltd.	27,170	196,299
Hirose Electric Co., Ltd.	4,234	444,527
Hiroshima Bank Ltd.	62,720	286,434
Hisamitsu Pharmaceutical Co., Inc.	7,033	333,509
Hitachi Chemical Co., Ltd.	13,712	246,839
Hitachi Construction Machinery Co., Ltd.	12,687	280,656
Hitachi High-Technologies Corp.	7,882	188,075
Hitachi Ltd.	554,589	3,557,892
Hitachi Metals Ltd.	21,614	268,445
Hokkaido Electric Power Co., Inc.	22,032	323,413
Hokuhoku Financial Group, Inc.	168,048	320,788
Hokuriku Electric Power Co.	20,462	369,834
Honda Motor Co., Ltd.	199,296	7,572,622
Hoya Corp.	53,898	1,210,540
Ibiden Co., Ltd.	15,966	408,361
Idemitsu Kosan Co., Ltd.	2,510	250,181
IHI Corp.	153,166	386,755
INPEX Corp.	266	1,796,472
Isetan Mitsukoshi Holdings Ltd.	47,632	559,361
Isuzu Motors Ltd.	149,862	878,133
ITOCHU Corp.	181,968	1,985,225
ITOCHU Techno-Solutions Corp.	2,975	133,169
Iyo Bank Ltd.	31,422	278,269
J. Front Retailing Co., Ltd.	64,332	359,084
Japan Petroleum Exploration Co.	3,590	167,204
Japan Prime Realty Investment Corp. (REIT)	78	224,190
Japan Real Estate Investment Corp. (REIT)	65	572,490
Japan Retail Fund Investment Corp. (REIT)	229	340,028
Japan Steel Works Ltd.	34,978	239,610
Japan Tobacco, Inc.	549	3,090,903
JFE Holdings, Inc.	57,624	1,237,833
JGC Corp.	25,674	795,624
Joyo Bank Ltd.	75,520	345,803
JS Group Corp.	31,677	663,238
JSR Corp.	20,982	422,327
JTEKT Corp.	27,518	329,471
Jupiter Telecommunications Co., Ltd.	215	215,338
JX Holdings, Inc.	275,071	1,704,862
Kajima Corp.	113,261	344,832
Kamigumi Co., Ltd.	28,296	234,176
Kaneka Corp.	37,356	225,210
Kansai Electric Power Co., Inc.	91,977	1,424,605
Kansai Paint Co., Ltd.	25,548	257,733
Kao Corp.	64,933	1,703,932
Kawasaki Heavy Industries Ltd.	168,160	514,008
Kawasaki Kisen Kaisha Ltd.*	82,838	182,150
KDDI Corp.	354	2,292,425
Keikyu Corp.	60,534	529,499
Keio Corp.	70,653	506,189
Keisei Electric Railway Co., Ltd.	30,784	238,030
Keyence Corp.	5,743	1,350,233
Kikkoman Corp.	19,883	229,890
Kinden Corp.	14,304	110,430
Kintetsu Corp.	192,020	730,776
Kirin Holdings Co., Ltd.	100,609	1,301,827
Kobe Steel Ltd.	286,905	464,483
Koito Manufacturing Co., Ltd.	11,000	177,951
Komatsu Ltd.	115,628	3,295,475
Konami Corp.	10,512	297,948
Konica Minolta Holdings, Inc.	56,064	489,722
Kubota Corp.	138,492	1,330,206
Kuraray Co., Ltd.	40,908	578,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kurita Water Industries Ltd.	13,886	$340,230
Kyocera Corp.	18,996	1,739,636
Kyowa Hakko Kirin Co., Ltd.	29,733	330,486
Kyushu Electric Power Co., Inc.	48,012	683,897
Lawson, Inc.	7,320	460,761
Mabuchi Motor Co., Ltd.	2,711	122,989
Makita Corp.	13,254	531,633
Marubeni Corp.	198,598	1,432,439
Marui Group Co., Ltd.	25,414	211,860
Maruichi Steel Tube Ltd.	5,038	117,596
Mazda Motor Corp.*	301,621	528,392
McDonald’s Holdings Co. Japan Ltd.	7,460	197,924
Medipal Holdings Corp.	18,978	245,795
MEIJI Holdings Co., Ltd.	7,982	348,616
Miraca Holdings, Inc.	6,400	249,752
Mitsubishi Chemical Holdings Corp.	164,141	876,529
Mitsubishi Corp.	171,116	3,969,345
Mitsubishi Electric Corp.	236,413	2,090,786
Mitsubishi Estate Co., Ltd.	151,448	2,700,704
Mitsubishi Gas Chemical Co., Inc.	50,717	338,849
Mitsubishi Heavy Industries Ltd.	376,744	1,825,231
Mitsubishi Logistics Corp.	13,990	165,135
Mitsubishi Materials Corp.	147,181	465,886
Mitsubishi Motors Corp.*	478,782	543,742
Mitsubishi Tanabe Pharma Corp.	29,410	412,529
Mitsubishi UFJ Financial Group, Inc.	1,551,014	7,720,403
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,720	339,505
Mitsui & Co., Ltd.	212,346	3,481,376
Mitsui Chemicals, Inc.	96,712	293,279
Mitsui Fudosan Co., Ltd.	101,573	1,942,613
Mitsui O.S.K. Lines Ltd.	136,425	593,367
Mizuho Financial Group, Inc.	2,777,829	4,530,711
MS&AD Insurance Group Holdings, Inc.	68,604	1,408,218
Murata Manufacturing Co., Ltd.	24,829	1,471,381
Nabtesco Corp.	11,200	229,764
Namco Bandai Holdings, Inc.	22,581	325,743
NEC Corp.*	311,258	650,569
NGK Insulators Ltd.	29,733	424,244
NGK Spark Plug Co., Ltd.	20,539	293,060
NHK Spring Co., Ltd.	17,925	192,742
Nidec Corp.	13,254	1,207,384
Nikon Corp.	40,741	1,236,455
Nintendo Co., Ltd.	12,161	1,829,219
Nippon Building Fund, Inc. (REIT)	71	674,230
Nippon Electric Glass Co., Ltd.	46,978	408,085
Nippon Express Co., Ltd.	99,573	388,572
Nippon Meat Packers, Inc.	19,925	253,004
Nippon Paper Group, Inc.	12,193	253,818
Nippon Sheet Glass Co., Ltd.	102,586	157,405
Nippon Steel Corp.	626,433	1,718,017
Nippon Telegraph & Telephone Corp.	53,869	2,443,858
Nippon Yusen KK	182,558	573,458
Nishi-Nippon City Bank Ltd.	82,520	233,293
Nissan Motor Co., Ltd.	302,952	3,224,607
Nisshin Seifun Group, Inc.	21,862	264,394
Nisshin Steel Co., Ltd.	75,328	126,502
Nissin Foods Holdings Co., Ltd.	7,594	283,961
Nitori Holdings Co., Ltd.	4,375	395,373
Nitto Denko Corp.	19,689	793,317
NKSJ Holdings, Inc.	45,378	1,014,248
NOK Corp.	14,236	309,590
Nomura Holdings, Inc.	440,892	1,949,577
Nomura Real Estate Holdings, Inc.	12,725	224,306
Nomura Real Estate Office Fund, Inc. (REIT)	35	208,258
Nomura Research Institute Ltd.	13,312	330,187
NSK Ltd.	53,549	412,114
NTN Corp.	54,340	229,781
NTT Data Corp.	150	527,184
NTT DoCoMo, Inc.	1,855	3,079,340
NTT Urban Development Corp.	126	102,602
Obayashi Corp.	86,334	376,544
Odakyu Electric Railway Co., Ltd.	75,897	717,065
OJI Paper Co., Ltd.	103,388	499,640
Olympus Corp.*	26,148	427,744
Omron Corp.	24,156	519,484
Ono Pharmaceutical Co., Ltd.	10,025	558,357
Oracle Corp. Japan	4,560	173,266
Oriental Land Co., Ltd.	6,114	655,203
ORIX Corp.	12,609	1,203,469
Osaka Gas Co., Ltd.	227,132	911,053
Otsuka Corp.	1,961	159,448
Otsuka Holdings Co., Ltd.	30,697	908,634
Panasonic Corp.	269,514	2,477,953
Rakuten, Inc.	866	907,119
Resona Holdings, Inc.	227,367	1,046,597
Ricoh Co., Ltd.	81,420	791,870
Rinnai Corp.	3,716	267,577
Rohm Co., Ltd.	11,574	571,219
Sankyo Co., Ltd.	6,902	338,554
Sanrio Co., Ltd.	5,500	214,631
Santen Pharmaceutical Co., Ltd.	8,669	370,242
SBI Holdings, Inc.	2,571	242,594
Secom Co., Ltd.	25,173	1,231,734
Sega Sammy Holdings, Inc.	25,025	524,264
Seiko Epson Corp.	17,778	249,154
Sekisui Chemical Co., Ltd.	49,786	431,876
Sekisui House Ltd.	70,030	686,170
Seven & I Holdings Co., Ltd.	91,388	2,713,927
Seven Bank Ltd.	62,478	136,626
Sharp Corp.	121,062	883,429
Shikoku Electric Power Co., Inc.	21,857	616,073
Shimadzu Corp.	26,860	242,412
Shimamura Co., Ltd.	2,954	330,483
Shimano, Inc.	9,664	582,035
Shimizu Corp.	67,090	269,106
Shin-Etsu Chemical Co., Ltd.	50,136	2,895,374
Shinsei Bank Ltd.	154,420	201,490
Shionogi & Co., Ltd.	36,293	501,621
Shiseido Co., Ltd.	42,878	739,758
Shizuoka Bank Ltd.	70,276	723,392
Showa Denko KK	173,618	394,348
Showa Shell Sekiyu KK	21,125	134,759
SMC Corp.	6,552	1,041,734
Softbank Corp.	107,628	3,181,898
Sojitz Corp.	171,558	306,761
Sony Corp.	123,236	2,537,080
Sony Financial Holdings, Inc.	23,168	411,465
Square Enix Holdings Co., Ltd.	9,076	190,577
Stanley Electric Co., Ltd.	19,216	305,292
Sumco Corp.*	15,748	191,594
Sumitomo Chemical Co., Ltd.	186,842	794,592
Sumitomo Corp.	135,872	1,963,307
Sumitomo Electric Industries Ltd.	94,440	1,292,745
Sumitomo Heavy Industries Ltd.	72,216	401,345
Sumitomo Metal Industries Ltd.	408,280	823,762
Sumitomo Metal Mining Co., Ltd.	63,216	888,247
Sumitomo Mitsui Financial Group, Inc.	163,512	5,379,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Trust Holdings, Inc.	378,801	$1,208,209
Sumitomo Realty & Development Co., Ltd.	44,474	1,071,954
Sumitomo Rubber Industries Ltd.	19,264	255,783
Suruga Bank Ltd.	20,110	205,303
Suzuken Co., Ltd.	7,894	243,391
Suzuki Motor Corp.	41,064	980,833
Sysmex Corp.	8,300	334,928
T&D Holdings, Inc.	69,496	805,203
Taisei Corp.	136,613	356,511
Taisho Pharmaceutical Holdings Co., Ltd.	4,767	386,451
Taiyo Nippon Sanso Corp.	29,608	208,905
Takashimaya Co., Ltd.	30,045	249,377
Takeda Pharmaceutical Co., Ltd.	95,877	4,222,202
TDK Corp.	15,029	851,589
Teijin Ltd.	121,750	408,922
Terumo Corp.	21,350	1,020,167
THK Co., Ltd.	13,992	284,506
Tobu Railway Co., Ltd.	123,009	652,422
Toho Co., Ltd.	15,354	281,778
Toho Gas Co., Ltd.	49,306	290,701
Tohoku Electric Power Co., Inc.	53,941	615,202
Tokio Marine Holdings, Inc.	88,385	2,425,061
Tokyo Electric Power Co., Inc.*	175,642	441,386
Tokyo Electron Ltd.	20,964	1,199,282
Tokyo Gas Co., Ltd.	300,289	1,414,917
Tokyu Corp.	137,989	655,185
Tokyu Land Corp.	47,306	231,472
TonenGeneral Sekiyu KK	33,170	305,371
Toppan Printing Co., Ltd.	68,090	531,426
Toray Industries, Inc.	178,226	1,322,107
Toshiba Corp.	490,317	2,156,281
Tosoh Corp.	56,905	158,127
TOTO Ltd.	32,800	246,882
Toyo Seikan Kaisha Ltd.	17,496	250,909
Toyo Suisan Kaisha Ltd.	10,244	265,970
Toyoda Gosei Co., Ltd.	9,058	176,301
Toyota Boshoku Corp.	7,108	83,815
Toyota Industries Corp.	23,082	696,057
Toyota Motor Corp.	335,964	14,490,655
Toyota Tsusho Corp.	24,786	504,584
Trend Micro, Inc.	13,918	427,612
Tsumura & Co.	6,796	196,318
Ube Industries Ltd.	116,877	317,716
Unicharm Corp.	13,406	707,795
Ushio, Inc.	11,836	166,307
USS Co., Ltd.	2,469	250,271
West Japan Railway Co.	20,229	812,630
Yahoo! Japan Corp.	1,719	556,178
Yakult Honsha Co., Ltd.	12,993	446,600
Yamada Denki Co., Ltd.	10,038	626,996
Yamaguchi Financial Group, Inc.	27,237	247,460
Yamaha Corp.	20,521	212,722
Yamaha Motor Co., Ltd.	33,068	443,064
Yamato Holdings Co., Ltd.	47,264	730,345
Yamato Kogyo Co., Ltd.	4,746	138,475
Yamazaki Baking Co., Ltd.	13,429	192,422
Yaskawa Electric Corp.	26,145	245,751
Yokogawa Electric Corp.	29,797	301,318

		273,398,490

Luxembourg (0.2%)
ArcelorMittal S.A.	105,678	2,019,710
Millicom International Cellular S.A. (SDR)	9,143	1,036,496
SES S.A. (FDR)	37,738	936,411
Tenaris S.A.	56,813	1,083,532

		5,076,149

Macau (0.1%)
Sands China Ltd.	286,696	1,120,490
Wynn Macau Ltd.	186,100	544,002

		1,664,492

Mauritius (0.0%)
Essar Energy plc*	35,892	89,157

Mexico (0.0%)
Fresnillo plc	21,885	559,381

Netherlands (2.6%)
Aegon N.V.*	206,305	1,145,720
Akzo Nobel N.V.	28,586	1,687,800
ASML Holding N.V.	52,083	2,603,477
Corio N.V. (REIT)	7,536	397,508
Delta Lloyd N.V.	11,599	203,889
European Aeronautic Defence and Space Co. N.V.	49,383	2,022,296
Fugro N.V. (CVA)	8,358	595,476
Heineken Holding N.V.	13,993	655,053
Heineken N.V.	31,960	1,776,399
ING Groep N.V. (CVA)*	466,162	3,883,886
Koninklijke (Royal) KPN N.V.	182,954	2,012,560
Koninklijke Ahold N.V.	142,589	1,975,876
Koninklijke Boskalis Westminster N.V.	8,323	312,642
Koninklijke DSM N.V.	18,563	1,074,103
Koninklijke Philips Electronics N.V.	122,836	2,490,161
Koninklijke Vopak N.V.	8,223	473,720
QIAGEN N.V.*	29,896	465,509
Randstad Holding N.V.	14,407	543,582
Reed Elsevier N.V.	84,055	1,073,509
Royal Dutch Shell plc, Class A	441,658	15,424,942
Royal Dutch Shell plc, Class B	324,654	11,421,653
SBM Offshore N.V.	21,490	439,233
TNT Express N.V.	44,219	546,107
Unilever N.V. (CVA)	198,358	6,749,995
Wolters Kluwer N.V.	37,616	712,392

		60,687,488

New Zealand (0.1%)
Auckland International Airport Ltd.	104,652	210,795
Contact Energy Ltd.*	39,541	153,140
Fletcher Building Ltd.	86,451	477,098
SKYCITY Entertainment Group Ltd.	65,117	210,072
Telecom Corp. of New Zealand Ltd.	233,295	463,228

		1,514,333

Norway (0.4%)
Aker Solutions ASA	18,979	321,107
DNB ASA	117,914	1,515,660
Gjensidige Forsikring ASA	23,127	273,110
Norsk Hydro ASA	110,841	603,570
Orkla ASA	97,634	772,534
Statoil ASA	136,300	3,700,247
Telenor ASA	87,813	1,628,351
Yara International ASA	23,469	1,119,308

		9,933,887

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)	80,639	147,341
Cimpor Cimentos de Portugal SGPS S.A.	28,007	186,765
EDP - Energias de Portugal S.A.	233,631	679,586
Galp Energia SGPS S.A., Class B	27,411	451,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Jeronimo Martins SGPS S.A.*	26,989	$549,827
Portugal Telecom SGPS S.A. (Registered)	81,088	441,132

		2,455,777

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	220,256	353,938
CapitaLand Ltd.	305,507	758,269
CapitaMall Trust (REIT)	267,182	383,647
CapitaMalls Asia Ltd.	182,701	237,633
City Developments Ltd.	60,569	546,882
ComfortDelGro Corp., Ltd.	240,450	298,399
Cosco Corp., (Singapore) Ltd.	111,874	103,682
DBS Group Holdings Ltd.	212,770	2,400,126
Fraser and Neave Ltd.	119,313	635,931
Genting Singapore plc*	746,772	1,012,884
Global Logistic Properties Ltd.*	213,000	372,778
Golden Agri-Resources Ltd.	782,095	488,401
Hutchison Port Holdings Trust, Class U	636,800	487,152
Jardine Cycle & Carriage Ltd.	13,094	503,010
Keppel Corp., Ltd.	177,525	1,552,046
Keppel Land Ltd.	85,000	234,637
Neptune Orient Lines Ltd.	110,724	124,637
Olam International Ltd.	177,504	333,248
Oversea-Chinese Banking Corp., Ltd.	311,631	2,211,327
SembCorp Industries Ltd.	115,109	483,494
SembCorp Marine Ltd.	107,768	452,659
Singapore Airlines Ltd.	66,548	570,162
Singapore Exchange Ltd.	101,062	557,949
Singapore Press Holdings Ltd.	185,997	580,015
Singapore Technologies Engineering Ltd.	190,179	491,692
Singapore Telecommunications Ltd.	976,645	2,447,342
StarHub Ltd.	70,152	173,001
United Overseas Bank Ltd.	152,135	2,220,816
UOL Group Ltd.	52,059	196,301
Wilmar International Ltd.	234,874	915,542

		22,127,600

Spain (1.6%)
Abertis Infraestructuras S.A.	46,580	793,010
Acciona S.A.	3,445	240,573
Acerinox S.A.	12,080	155,263
ACS Actividades de Construccion y Servicios S.A.	18,105	463,374
Amadeus IT Holding S.A., Class A	36,850	695,428
Banco Bilbao Vizcaya Argentaria S.A.	562,681	4,477,921
Banco de Sabadell S.A.	228,605	622,586
Banco Popular Espanol S.A.	117,637	422,041
Banco Santander S.A.*†	5	38
Banco Santander S.A. (BATS Europe Exchange)	1,038,078	7,988,476
Banco Santander S.A. (PLUS Market Group)	263	2,015
Bankia S.A.*	105,022	380,424
Bankinter S.A.	31,068	162,965
CaixaBank	94,782	368,993
Distribuidora Internacional de Alimentacion S.A.*	70,619	350,084
EDP Renovaveis S.A.*	28,446	141,359
Enagas S.A.	21,189	407,788
Ferrovial S.A.	46,570	535,267
Fomento de Construcciones y Contratas S.A.	5,846	130,597
Gas Natural SDG S.A.	42,280	675,538
Grifols S.A.*	16,075	343,028
Iberdrola S.A.	464,315	2,636,177
Inditex S.A.	26,824	2,569,373
Indra Sistemas S.A.	11,268	138,078
Mapfre S.A.	101,610	327,139
Red Electrica Corporacion S.A.	12,952	633,786
Repsol YPF S.A.	96,163	2,412,431
Telefonica S.A.	498,800	8,172,591
Zardoya Otis S.A.	18,934	245,200

		36,491,543

Sweden (1.7%)
Alfa Laval AB	40,202	827,034
Assa Abloy AB, Class B	37,666	1,183,076
Atlas Copco AB, Class A	82,326	1,992,260
Atlas Copco AB, Class B	47,599	1,025,971
Boliden AB	32,504	510,470
Electrolux AB, Class B	28,540	603,517
Getinge AB, Class B	24,818	706,749
Hennes & Mauritz AB, Class B	124,141	4,492,179
Hexagon AB, Class B	30,983	601,321
Holmen AB, Class B	6,570	180,442
Husqvarna AB, Class B	56,233	339,227
Industrivarden AB, Class C	13,291	197,483
Investment AB Kinnevik, Class B	26,616	619,154
Investor AB, Class B	57,135	1,266,922
Lundin Petroleum AB*	27,077	580,356
Modern Times Group AB, Class B	5,887	324,257
Nordea Bank AB	321,096	2,919,363
Ratos AB, Class B	25,134	348,946
Sandvik AB	121,683	1,756,511
Scania AB, Class B	39,379	819,032
Securitas AB, Class B	36,373	350,766
Skandinaviska Enskilda Banken AB, Class A	175,370	1,245,864
Skanska AB, Class B	49,315	854,988
SKF AB, Class B	47,116	1,150,161
SSAB AB, Class A	18,654	176,367
Svenska Cellulosa AB, Class B	68,967	1,194,658
Svenska Handelsbanken AB, Class A	59,911	1,909,857
Swedbank AB, Class A	98,271	1,526,990
Swedish Match AB	26,992	1,074,654
Tele2 AB, Class B	38,847	792,700
Telefonaktiebolaget LM Ericsson, Class B	368,973	3,823,135
TeliaSonera AB	268,217	1,870,603
Volvo AB, Class B	168,176	2,450,522

		39,715,535

Switzerland (5.0%)
ABB Ltd. (Registered)*	266,941	5,476,623
Actelion Ltd. (Registered)*	13,101	478,933
Adecco S.A. (Registered)*	15,830	829,466
Aryzta AG*	10,367	512,206
Baloise Holding AG (Registered)	6,085	490,063
Barry Callebaut AG (Registered)*	222	222,443
Cie Financiere Richemont S.A., Class A	63,343	3,971,656
Credit Suisse Group AG (Registered)*	138,437	3,945,922
GAM Holding AG*	23,349	340,134
Geberit AG (Registered)*	4,684	980,179
Givaudan S.A. (Registered)*	1,020	983,051
Glencore International plc	160,954	1,002,494
Holcim Ltd. (Registered)*	29,780	1,943,106
Julius Baer Group Ltd.*	25,053	1,011,334
Kuehne + Nagel International AG (Registered)	6,832	924,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Lindt & Spruengli AG	114	$366,235
Lindt & Spruengli AG (Registered)	14	521,026
Lonza Group AG (Registered)*	5,837	301,711
Nestle S.A. (Registered)	402,092	25,300,571
Novartis AG (Registered)	284,121	15,724,698
Pargesa Holding S.A.	3,513	252,569
Partners Group Holding AG	1,638	319,543
Roche Holding AG	85,549	14,888,388
Schindler Holding AG	5,978	719,188
Schindler Holding AG (Registered)	2,507	299,663
SGS S.A. (Registered)	663	1,289,718
Sika AG	242	523,837
Sonova Holding AG (Registered)*	5,792	643,556
STMicroelectronics N.V.	77,782	635,602
Straumann Holding AG (Registered)*	1,064	181,046
Sulzer AG (Registered)	2,833	402,652
Swatch Group AG	3,723	1,713,644
Swatch Group AG (Registered)	5,455	438,418
Swiss Life Holding AG (Registered)*	3,740	444,972
Swiss Reinsurance Co., Ltd.*	42,523	2,715,687
Swisscom AG (Registered)	2,893	1,169,443
Syngenta AG (Registered)*	11,551	3,993,649
Transocean Ltd.	41,064	2,240,392
UBS AG (Registered)*	445,407	6,241,718
Wolseley plc	34,850	1,328,903
Xstrata plc	252,219	4,308,571
Zurich Financial Services AG*	17,989	4,834,531

		114,911,643

United Kingdom (10.6%)
3i Group plc	125,606	429,941
Admiral Group plc	26,001	493,657
Aggreko plc	31,885	1,147,501
AMEC plc	40,503	717,813
Anglo American plc	160,790	6,010,381
Antofagasta plc	47,296	871,487
ARM Holdings plc	163,253	1,545,849
Associated British Foods plc	44,849	875,179
AstraZeneca plc	159,305	7,081,124
Aviva plc	346,243	1,835,899
Babcock International Group plc	44,263	563,911
BAE Systems plc	398,928	1,913,618
Balfour Beatty plc	79,998	365,317
Barclays plc	1,419,116	5,339,883
BG Group plc	412,327	9,549,807
BHP Billiton plc	256,477	7,825,232
BP plc	2,305,362	17,056,191
British American Tobacco plc	239,625	12,075,242
British Land Co. plc (REIT)	105,650	810,969
British Sky Broadcasting Group plc	139,658	1,510,069
BT Group plc	945,556	3,424,112
Bunzl plc	41,292	663,107
Burberry Group plc	53,553	1,282,301
Capita Group plc	76,654	898,104
Capital Shopping Centres Group plc (REIT)	64,691	342,910
Carnival plc	21,698	693,425
Centrica plc	627,476	3,175,542
Cobham plc	125,467	459,768
Compass Group plc	229,065	2,401,683
Diageo plc	303,094	7,284,103
Eurasian Natural Resources Corp.	31,478	298,318
G4S plc	174,308	759,745
GKN plc	188,005	619,772
GlaxoSmithKline plc	614,626	13,728,912
Hammerson plc (REIT)	84,229	559,914
HSBC Holdings plc	2,170,771	19,263,478
ICAP plc	71,049	446,389
Imperial Tobacco Group plc	122,730	4,976,373
Inmarsat plc	53,400	393,157
Intercontinental Hotels Group plc	34,678	805,942
International Consolidated Airlines Group S.A.*	111,517	321,109
International Power plc	183,259	1,187,147
Intertek Group plc	19,677	790,296
Invensys plc	94,893	302,045
Investec plc	63,663	389,292
ITV plc	433,889	613,154
J Sainsbury plc	154,404	768,815
Johnson Matthey plc	26,948	1,016,807
Kazakhmys plc	26,798	389,200
Kingfisher plc	284,001	1,393,214
Land Securities Group plc (REIT)	92,872	1,073,265
Legal & General Group plc	704,999	1,473,833
Lloyds Banking Group plc*	5,031,649	2,704,572
London Stock Exchange Group plc	19,873	328,676
Lonmin plc	20,934	342,206
Man Group plc	221,855	478,347
Marks & Spencer Group plc	190,761	1,156,413
Meggitt plc	94,512	610,584
National Grid plc	432,237	4,359,044
Next plc	21,730	1,036,805
Old Mutual plc	671,030	1,702,274
Pearson plc	100,411	1,871,076
Petrofac Ltd.	31,811	885,341
Prudential plc	313,341	3,746,387
Randgold Resources Ltd.	11,449	983,391
Reckitt Benckiser Group plc	75,228	4,251,159
Reed Elsevier plc	146,639	1,301,747
Resolution Ltd.	172,651	721,594
Rexam plc	104,434	715,108
Rio Tinto plc	167,509	9,232,890
Rolls-Royce Holdings plc*	226,470	2,941,379
Royal Bank of Scotland Group plc*	2,120,774	937,598
RSA Insurance Group plc	419,085	701,161
SABMiller plc	116,340	4,669,824
Sage Group plc	167,562	801,902
Schroders plc	13,238	334,552
Segro plc (REIT)	95,667	359,289
Serco Group plc	58,346	506,285
Severn Trent plc	29,382	725,626
Smith & Nephew plc	110,343	1,118,087
Smiths Group plc	49,093	826,075
SSE plc	115,550	2,456,287
Standard Chartered plc	288,397	7,196,140
Standard Life plc	281,460	1,034,099
Subsea 7 S.A.*	33,761	894,009
Tate & Lyle plc	56,876	641,361
Tesco plc	976,316	5,153,338
TUI Travel plc	69,539	218,340
Tullow Oil plc	109,808	2,681,991
Unilever plc	155,911	5,147,196
United Utilities Group plc	81,589	784,967
Vedanta Resources plc	15,712	308,613
Vodafone Group plc	6,098,408	16,797,083
Weir Group plc	25,224	711,700
Whitbread plc	22,861	674,280
WM Morrison Supermarkets plc	266,045	1,268,106

		246,531,204

United States (0.1%)
Sims Metal Management Ltd.	20,651	314,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Synthes, Inc.(m)	7,853	$1,362,335

		1,676,574

Total Common Stocks (54.9%) (Cost $1,264,406,080)		1,271,356,325

Total Investments (54.9%) (Cost $1,264,406,080)		1,271,356,325
Other Assets Less Liabilities (45.1%)		1,044,296,112

Net Assets (100%)		$2,315,652,437

*	Non-income producing.

†	Securities (totaling $38 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.9%
Consumer Staples	6.2
Energy	4.7
Financials	12.4
Health Care	5.1
Industrials	7.0
Information Technology	2.6
Materials	5.6
Telecommunication Services	3.0
Utilities	2.4
Cash and Other	45.1

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,806,899	$—	$32,524	$3,543,905	$—	$400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	12,764	June-12	$419,384,519	$410,092,417	$(9,292,102)
E-Mini MSCI EAFE Index	45	June-12	3,445,617	3,468,600	22,983
FTSE 100 Index	2,830	June-12	266,255,636	259,350,685	(6,904,951)
SPI 200 Index	935	June-12	102,017,828	105,205,452	3,187,624
TOPIX Index	2,543	June-12	254,192,709	263,302,042	9,109,333

					$(3,877,113)

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	18,000	$28,776,368	$28,202,040	$574,328
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	33,982	45,339,801	44,375,101	964,700

					$1,539,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$137,797,088	$—	$137,797,088
Consumer Staples	—	142,663,552	418,152	143,081,704
Energy	—	108,405,592	—	108,405,592
Financials	—	287,214,887	38	287,214,925
Health Care	—	118,454,640	—	118,454,640
Industrials	217,208	161,164,201	—	161,381,409
Information Technology	—	61,407,638	—	61,407,638
Materials	—	129,563,732	—	129,563,732
Telecommunication Services	—	69,170,696	—	69,170,696
Utilities	—	54,878,901	—	54,878,901
Forward Currency Contracts	—	1,539,028	—	1,539,028
Futures	12,319,940	—	—	12,319,940

Total Assets	$12,537,148	$1,272,259,955	$418,190	$1,285,215,293

Liabilities:
Futures	$(16,197,053)	$—	$—	$(16,197,053)

Total Liabilities	$(16,197,053)	$—	$—	$(16,197,053)

Total	$(3,659,905)	$1,272,259,955	$418,190	$1,269,018,240

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Consumer Staples	Investments in Common Stocks-Financials	Investments in Common Stocks-Industrials
Balance as of 12/31/11	$—	$38	$24,531
Total gains or losses (realized/unrealized) included in earnings	30,382	—	(46)
Purchases	—	—	—
Sales	(5,078)	—	(24,485)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	392,848	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$418,152	$38	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$29,939	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Consumer Staples	$418,152	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
		Proxy Security	Comparability Analysis	Not Applicable
Common Stocks-Financials	38	Deemed Worthless	Discount for lack of marketability(b)	Not Applicable
	$418,190

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,584,427
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,019,195

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,943,919
Aggregate gross unrealized depreciation	(168,490,529)

Net unrealized appreciation	$1,453,390

Federal income tax cost of investments	$1,269,902,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.7%)
Auto Components (0.1%)
BorgWarner, Inc.*	21,122	$1,781,429
Goodyear Tire & Rubber Co.*	47,190	529,472
Johnson Controls, Inc.	131,817	4,281,416

		6,592,317

Automobiles (0.2%)
Ford Motor Co.	736,099	9,193,877
Harley-Davidson, Inc.	44,289	2,173,704

		11,367,581

Distributors (0.0%)
Genuine Parts Co.	30,175	1,893,481

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	21,728	839,570
DeVry, Inc.	11,553	391,300
H&R Block, Inc.	56,720	934,178

		2,165,048

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	87,690	2,813,095
Chipotle Mexican Grill, Inc.*	6,133	2,563,594
Darden Restaurants, Inc.	24,886	1,273,168
International Game Technology	57,595	967,020
Marriott International, Inc., Class A	51,714	1,957,375
McDonald’s Corp.	197,283	19,353,462
Starbucks Corp.	145,926	8,155,804
Starwood Hotels & Resorts Worldwide, Inc.	38,023	2,144,878
Wyndham Worldwide Corp.	28,263	1,314,512
Wynn Resorts Ltd.	15,392	1,922,153
Yum! Brands, Inc.	89,217	6,350,466

		48,815,527

Household Durables (0.1%)
D.R. Horton, Inc.	53,964	818,634
Harman International Industries, Inc.	13,559	634,697
Leggett & Platt, Inc.	26,871	618,302
Lennar Corp., Class A	31,412	853,778
Newell Rubbermaid, Inc.	55,852	994,724
PulteGroup, Inc.*	65,188	576,914
Whirlpool Corp.	14,869	1,142,831

		5,639,880

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	70,521	14,281,208
Expedia, Inc.	18,369	614,259
Netflix, Inc.*	10,750	1,236,680
priceline.com, Inc.*	9,697	6,957,598
TripAdvisor, Inc.*	18,357	654,794

		23,744,539

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	22,360	821,059
Mattel, Inc.	65,594	2,207,894

		3,028,953

Media (1.7%)
Cablevision Systems Corp. - New York Group, Class A	41,941	615,694
CBS Corp., Class B	125,653	4,260,893
Comcast Corp., Class A	522,255	15,672,873
DIRECTV, Class A*	130,969	6,462,010
Discovery Communications, Inc., Class A*	50,057	2,532,884
Gannett Co., Inc.	45,871	703,202
Interpublic Group of Cos., Inc.	86,408	985,915
McGraw-Hill Cos., Inc.	53,802	2,607,783
News Corp., Class A	416,860	8,207,973
Omnicom Group, Inc.	52,861	2,677,410
Scripps Networks Interactive, Inc., Class A	18,522	901,836
Time Warner Cable, Inc.	60,803	4,955,445
Time Warner, Inc.	187,810	7,089,828
Viacom, Inc., Class B	104,591	4,963,889
Walt Disney Co.	347,186	15,199,803
Washington Post Co., Class B	940	351,156

		78,188,594

Multiline Retail (0.4%)
Big Lots, Inc.*	12,647	544,074
Dollar Tree, Inc.*	23,110	2,183,664
Family Dollar Stores, Inc.	22,794	1,442,404
J.C. Penney Co., Inc.	27,948	990,198
Kohl’s Corp.	49,049	2,453,921
Macy’s, Inc.	80,162	3,184,836
Nordstrom, Inc.	30,983	1,726,373
Sears Holdings Corp.*	7,386	489,323
Target Corp.	130,070	7,579,179

		20,593,972

Specialty Retail (1.1%)
Abercrombie & Fitch Co., Class A	16,609	823,972
AutoNation, Inc.*	8,620	295,752
AutoZone, Inc.*	5,333	1,982,809
Bed Bath & Beyond, Inc.*	45,853	3,015,752
Best Buy Co., Inc.	54,912	1,300,316
CarMax, Inc.*	43,891	1,520,823
GameStop Corp., Class A	26,330	575,047
Gap, Inc.	64,238	1,679,181
Home Depot, Inc.	298,550	15,020,051
Limited Brands, Inc.	47,657	2,287,536
Lowe’s Cos., Inc.	240,375	7,542,968
O’Reilly Automotive, Inc.*	24,681	2,254,609
Ross Stores, Inc.	44,246	2,570,693
Staples, Inc.	134,392	2,174,463
Tiffany & Co.	24,598	1,700,460
TJX Cos., Inc.	146,033	5,798,970
Urban Outfitters, Inc.*	21,434	623,944

		51,167,346

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	55,760	4,309,133
NIKE, Inc., Class B	71,159	7,716,482
Ralph Lauren Corp.	12,556	2,188,887
VF Corp.	16,955	2,475,091

		16,689,593

Total Consumer Discretionary		269,886,831

Consumer Staples (5.6%)
Beverages (1.3%)
Beam, Inc.	30,363	1,778,361
Brown-Forman Corp., Class B	19,231	1,603,673
Coca-Cola Co.	438,360	32,443,023
Coca-Cola Enterprises, Inc.	58,171	1,663,691
Constellation Brands, Inc., Class A*	33,260	784,603
Dr. Pepper Snapple Group, Inc.	41,032	1,649,897
Molson Coors Brewing Co., Class B	30,387	1,375,012
PepsiCo, Inc.	304,217	20,184,798

		61,483,058

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	84,295	7,653,986
CVS Caremark Corp.	252,235	11,300,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	111,233	$2,695,176
Safeway, Inc.	51,834	1,047,565
SUPERVALU, Inc.	41,679	237,987
Sysco Corp.	113,195	3,380,003
Walgreen Co.	169,131	5,664,197
Wal-Mart Stores, Inc.	338,260	20,701,512
Whole Foods Market, Inc.	31,432	2,615,142

		55,295,696

Food Products (0.9%)
Archer-Daniels-Midland Co.	128,086	4,055,203
Campbell Soup Co.	34,480	1,167,148
ConAgra Foods, Inc.	79,847	2,096,782
Dean Foods Co.*	35,283	427,277
General Mills, Inc.	124,797	4,923,242
H.J. Heinz Co.	61,928	3,316,244
Hershey Co.	29,673	1,819,845
Hormel Foods Corp.	26,560	784,051
J.M. Smucker Co.	22,035	1,792,768
Kellogg Co.	47,750	2,560,832
Kraft Foods, Inc., Class A	342,513	13,018,919
McCormick & Co., Inc. (Non-Voting)	25,714	1,399,613
Mead Johnson Nutrition Co.	39,475	3,255,898
Sara Lee Corp.	114,552	2,466,305
Tyson Foods, Inc., Class A	56,438	1,080,788

		44,164,915

Household Products (1.1%)
Clorox Co.	25,118	1,726,863
Colgate-Palmolive Co.	92,924	9,086,109
Kimberly-Clark Corp.	76,236	5,633,078
Procter & Gamble Co.	533,502	35,856,669

		52,302,719

Personal Products (0.1%)
Avon Products, Inc.	83,380	1,614,237
Estee Lauder Cos., Inc., Class A	43,595	2,700,274

		4,314,511

Tobacco (1.0%)
Altria Group, Inc.	396,207	12,230,910
Lorillard, Inc.	25,589	3,313,264
Philip Morris International, Inc.	333,508	29,552,144
Reynolds American, Inc.	64,717	2,681,872

		47,778,190

Total Consumer Staples		265,339,089

Energy (5.9%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	84,725	3,553,366
Cameron International Corp.*	47,623	2,515,923
Diamond Offshore Drilling, Inc.	13,440	897,120
FMC Technologies, Inc.*	46,268	2,332,833
Halliburton Co.	178,738	5,932,314
Helmerich & Payne, Inc.	20,797	1,121,998
Nabors Industries Ltd.*	55,877	977,289
National Oilwell Varco, Inc.	82,185	6,531,242
Noble Corp.*	48,844	1,830,185
Rowan Cos., Inc.*	23,935	788,180
Schlumberger Ltd.	258,321	18,064,387

		44,544,837

Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources, Inc.*	42,552	647,216
Anadarko Petroleum Corp.	96,595	7,567,252
Apache Corp.	74,466	7,479,365
Cabot Oil & Gas Corp.	40,599	1,265,471
Chesapeake Energy Corp.	128,229	2,971,066
Chevron Corp.	382,970	41,069,703
ConocoPhillips	247,922	18,844,551
Consol Energy, Inc.	43,932	1,498,081
Denbury Resources, Inc.*	75,578	1,377,787
Devon Energy Corp.	78,309	5,569,336
El Paso Corp.	149,626	4,421,448
EOG Resources, Inc.	52,139	5,792,643
EQT Corp.	28,942	1,395,294
Exxon Mobil Corp.#	912,932	79,178,592
Hess Corp.	58,592	3,453,999
Marathon Oil Corp.	136,346	4,322,168
Marathon Petroleum Corp.	67,319	2,918,952
Murphy Oil Corp.	37,511	2,110,744
Newfield Exploration Co.*	25,612	888,224
Noble Energy, Inc.	34,263	3,350,236
Occidental Petroleum Corp.	157,109	14,961,490
Peabody Energy Corp.	52,666	1,525,207
Pioneer Natural Resources Co.	23,904	2,667,447
QEP Resources, Inc.	34,333	1,047,157
Range Resources Corp.	30,541	1,775,654
Southwestern Energy Co.*	67,585	2,068,101
Spectra Energy Corp.	126,095	3,978,297
Sunoco, Inc.	20,627	786,920
Tesoro Corp.*	26,920	722,533
Valero Energy Corp.	107,436	2,768,626
Williams Cos., Inc.	114,667	3,532,890
WPX Energy, Inc.*	38,440	692,305

		232,648,755

Total Energy		277,193,592

Financials (7.8%)
Capital Markets (1.1%)
Ameriprise Financial, Inc.	43,021	2,457,790
Bank of New York Mellon Corp.	233,355	5,630,856
BlackRock, Inc.	19,502	3,995,960
Charles Schwab Corp.	209,252	3,006,951
E*TRADE Financial Corp.*	48,768	534,010
Federated Investors, Inc., Class B	17,779	398,427
Franklin Resources, Inc.	27,635	3,427,569
Goldman Sachs Group, Inc.	95,887	11,925,466
Invesco Ltd.	86,394	2,304,128
Legg Mason, Inc.	24,058	671,940
Morgan Stanley	295,011	5,794,016
Northern Trust Corp.	46,718	2,216,769
State Street Corp.	94,509	4,300,159
T. Rowe Price Group, Inc.	49,056	3,203,357

		49,867,398

Commercial Banks (1.5%)
BB&T Corp.	134,967	4,236,614
Comerica, Inc.	38,215	1,236,637
Fifth Third Bancorp	178,096	2,502,249
First Horizon National Corp.	49,658	515,450
Huntington Bancshares, Inc./Ohio	167,429	1,079,917
KeyCorp	184,560	1,568,760
M&T Bank Corp.	24,538	2,131,861
PNC Financial Services Group, Inc.	102,221	6,592,232
Regions Financial Corp.	259,447	1,709,756
SunTrust Banks, Inc.	103,071	2,491,226
U.S. Bancorp	370,052	11,723,247
Wells Fargo & Co.	1,021,354	34,869,026
Zions Bancorp	35,614	764,277

		71,421,252

Consumer Finance (0.5%)
American Express Co.	196,541	11,371,862
Capital One Financial Corp.	107,230	5,977,000
Discover Financial Services	102,563	3,419,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	98,580	$1,553,621

		22,321,934

Diversified Financial Services (1.8%)
Bank of America Corp.	2,078,801	19,894,126
Citigroup, Inc.	567,275	20,733,901
CME Group, Inc.	12,908	3,734,672
IntercontinentalExchange, Inc.*	14,089	1,936,110
JPMorgan Chase & Co.	739,424	33,998,715
Leucadia National Corp.	38,361	1,001,222
Moody’s Corp.	37,978	1,598,874
NASDAQ OMX Group, Inc.*	24,103	624,268
NYSE Euronext	49,960	1,499,300

		85,021,188

Insurance (1.9%)
ACE Ltd.	65,352	4,783,766
Aflac, Inc.	90,502	4,162,187
Allstate Corp.	96,461	3,175,496
American International Group, Inc.*	104,148	3,210,883
Aon Corp.	62,940	3,087,836
Assurant, Inc.	16,882	683,721
Berkshire Hathaway, Inc., Class B*	340,537	27,634,577
Chubb Corp.	52,484	3,627,169
Cincinnati Financial Corp.	31,431	1,084,684
Genworth Financial, Inc., Class A*	95,117	791,373
Hartford Financial Services Group, Inc.	85,233	1,796,712
Lincoln National Corp.	56,361	1,485,676
Loews Corp.	59,136	2,357,752
Marsh & McLennan Cos., Inc.	105,175	3,448,688
MetLife, Inc.	205,358	7,670,121
Principal Financial Group, Inc.	58,372	1,722,558
Progressive Corp.	118,399	2,744,489
Prudential Financial, Inc.	91,040	5,771,026
Torchmark Corp.	19,436	968,885
Travelers Cos., Inc.	76,144	4,507,725
Unum Group	56,221	1,376,290
XL Group plc	61,085	1,324,934

		87,416,548

Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	76,253	4,805,464
Apartment Investment & Management Co. (REIT), Class A	23,460	619,579
AvalonBay Communities, Inc. (REIT)	18,447	2,607,484
Boston Properties, Inc. (REIT)	28,781	3,021,717
Equity Residential (REIT)	58,147	3,641,165
HCP, Inc. (REIT)	79,306	3,129,415
Health Care REIT, Inc. (REIT)	40,658	2,234,564
Host Hotels & Resorts, Inc. (REIT)	137,046	2,250,295
Kimco Realty Corp. (REIT)	78,769	1,517,091
Plum Creek Timber Co., Inc. (REIT)	31,199	1,296,630
ProLogis, Inc. (REIT)	88,900	3,202,178
Public Storage (REIT)	27,589	3,811,972
Simon Property Group, Inc. (REIT)	59,284	8,636,493
Ventas, Inc. (REIT)	55,951	3,194,802
Vornado Realty Trust (REIT)	35,816	3,015,707
Weyerhaeuser Co. (REIT)	103,888	2,277,225

		49,261,781

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	63,476	1,266,981

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	102,115	746,461
People’s United Financial, Inc.	69,530	920,577

		1,667,038

Total Financials		368,244,120

Health Care (6.0%)
Biotechnology (0.7%)
Amgen, Inc.	153,287	10,421,983
Biogen Idec, Inc.*	46,223	5,822,711
Celgene Corp.*	85,013	6,590,208
Gilead Sciences, Inc.*	146,684	7,165,514

		30,000,416

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	108,528	6,487,804
Becton, Dickinson and Co.	40,682	3,158,957
Boston Scientific Corp.*	281,070	1,680,799
C.R. Bard, Inc.	16,299	1,609,037
CareFusion Corp.*	43,487	1,127,618
Covidien plc	93,621	5,119,196
DENTSPLY International, Inc.	27,500	1,103,575
Edwards Lifesciences Corp.*	22,284	1,620,715
Intuitive Surgical, Inc.*	7,621	4,128,677
Medtronic, Inc.	201,496	7,896,628
St. Jude Medical, Inc.	62,025	2,748,328
Stryker Corp.	62,715	3,479,428
Varian Medical Systems, Inc.*	21,850	1,506,776
Zimmer Holdings, Inc.	34,470	2,215,732

		43,883,270

Health Care Providers & Services (1.1%)
Aetna, Inc.	67,893	3,405,513
AmerisourceBergen Corp.	49,959	1,982,373
Cardinal Health, Inc.	66,915	2,884,706
Cigna Corp.	55,486	2,732,685
Coventry Health Care, Inc.	27,272	970,065
DaVita, Inc.*	18,207	1,641,725
Express Scripts, Inc.*	93,903	5,087,665
Humana, Inc.	31,740	2,935,315
Laboratory Corp. of America Holdings*	18,810	1,721,867
McKesson Corp.	47,694	4,186,102
Medco Health Solutions, Inc.*	75,162	5,283,889
Patterson Cos., Inc.	16,888	564,059
Quest Diagnostics, Inc.	30,669	1,875,409
Tenet Healthcare Corp.*	79,361	421,407
UnitedHealth Group, Inc.	202,358	11,926,981
WellPoint, Inc.	64,812	4,783,126

		52,402,887

Health Care Technology (0.1%)
Cerner Corp.*	28,306	2,155,785

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	67,341	2,997,348
Life Technologies Corp.*	34,490	1,683,802
PerkinElmer, Inc.	21,861	604,675
Thermo Fisher Scientific, Inc.	70,905	3,997,624
Waters Corp.*	17,276	1,600,794

		10,884,243

Pharmaceuticals (3.0%)
Abbott Laboratories	304,568	18,666,973
Allergan, Inc.	59,030	5,633,233
Bristol-Myers Squibb Co.	326,890	11,032,537
Eli Lilly and Co.	197,802	7,965,487
Forest Laboratories, Inc.*	51,340	1,780,985
Hospira, Inc.*	31,908	1,193,040
Johnson & Johnson	531,745	35,073,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	589,567	$22,639,373
Mylan, Inc.*	82,623	1,937,509
Perrigo Co.	18,060	1,865,779
Pfizer, Inc.	1,460,090	33,085,639
Watson Pharmaceuticals, Inc.*	24,617	1,650,816

		142,525,271

Total Health Care		281,851,872

Industrials (5.5%)
Aerospace & Defense (1.3%)
Boeing Co.	144,494	10,746,019
General Dynamics Corp.	69,109	5,071,219
Goodrich Corp.	24,403	3,061,112
Honeywell International, Inc.	150,215	9,170,626
L-3 Communications Holdings, Inc.	19,157	1,355,741
Lockheed Martin Corp.	51,683	4,644,234
Northrop Grumman Corp.	48,911	2,987,484
Precision Castparts Corp.	28,186	4,873,359
Raytheon Co.	65,871	3,476,671
Rockwell Collins, Inc.	28,747	1,654,677
Textron, Inc.	54,137	1,506,633
United Technologies Corp.	176,280	14,620,663

		63,168,438

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	31,649	2,072,693
Expeditors International of Washington, Inc.	41,059	1,909,654
FedEx Corp.	60,914	5,601,652
United Parcel Service, Inc., Class B	185,667	14,987,040

		24,571,039

Airlines (0.0%)
Southwest Airlines Co.	149,673	1,233,306

Building Products (0.0%)
Masco Corp.	69,155	924,602

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	20,508	617,906
Cintas Corp.	21,348	835,134
Iron Mountain, Inc.	33,050	951,840
Pitney Bowes, Inc.	38,668	679,783
R.R. Donnelley & Sons Co.	34,492	427,356
Republic Services, Inc.	60,852	1,859,637
Stericycle, Inc.*	16,477	1,378,136
Waste Management, Inc.	89,329	3,122,942

		9,872,734

Construction & Engineering (0.1%)
Fluor Corp.	32,708	1,963,788
Jacobs Engineering Group, Inc.*	24,891	1,104,414
Quanta Services, Inc.*	40,890	854,601

		3,922,803

Electrical Equipment (0.3%)
Cooper Industries plc	30,709	1,963,841
Emerson Electric Co.	142,293	7,424,849
Rockwell Automation, Inc.	27,632	2,202,270
Roper Industries, Inc.	18,740	1,858,258

		13,449,218

Industrial Conglomerates (1.4%)
3M Co.	134,495	11,998,299
Danaher Corp.	110,843	6,207,208
General Electric Co.	2,049,459	41,132,642
Tyco International Ltd.	89,292	5,016,425

		64,354,574

Machinery (1.1%)
Caterpillar, Inc.	125,467	13,364,745
Cummins, Inc.	37,220	4,467,889
Deere & Co.	77,860	6,298,874
Dover Corp.	35,614	2,241,545
Eaton Corp.	64,807	3,229,333
Flowserve Corp.	10,614	1,226,023
Illinois Tool Works, Inc.	93,662	5,349,973
Ingersoll-Rand plc	57,592	2,381,429
Joy Global, Inc.	20,501	1,506,824
PACCAR, Inc.	69,075	3,234,782
Pall Corp.	22,375	1,334,221
Parker Hannifin Corp.	29,247	2,472,834
Snap-on, Inc.	11,326	690,546
Stanley Black & Decker, Inc.	32,852	2,528,290
Xylem, Inc.	35,772	992,673

		51,319,981

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,285	786,718
Equifax, Inc.	23,238	1,028,514
Robert Half International, Inc.	27,510	833,553

		2,648,785

Road & Rail (0.4%)
CSX Corp.	203,773	4,385,195
Norfolk Southern Corp.	63,949	4,209,763
Ryder System, Inc.	9,847	519,922
Union Pacific Corp.	93,049	10,000,906

		19,115,786

Trading Companies & Distributors (0.1%)
Fastenal Co.	57,138	3,091,166
W.W. Grainger, Inc.	11,853	2,546,143

		5,637,309

Total Industrials		260,218,575

Information Technology (10.7%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	1,043,189	22,063,447
F5 Networks, Inc.*	15,409	2,079,599
Harris Corp.	22,083	995,501
JDS Uniphase Corp.*	44,173	640,067
Juniper Networks, Inc.*	101,934	2,332,250
Motorola Mobility Holdings, Inc.*	51,066	2,003,830
Motorola Solutions, Inc.	56,952	2,894,870
QUALCOMM, Inc.	327,639	22,286,005

		55,295,569

Computers & Peripherals (3.0%)
Apple, Inc.*	180,601	108,264,882
Dell, Inc.*	295,685	4,908,371
EMC Corp.*	397,590	11,879,989
Hewlett-Packard Co.	382,750	9,120,933
Lexmark International, Inc., Class A	13,635	453,227
NetApp, Inc.*	70,242	3,144,734
SanDisk Corp.*	46,974	2,329,441
Western Digital Corp.*	45,280	1,874,139

		141,975,716

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	31,649	1,891,661
Corning, Inc.	294,708	4,149,489
FLIR Systems, Inc.	29,816	754,643
Jabil Circuit, Inc.	35,685	896,407
Molex, Inc.	26,562	746,923
TE Connectivity Ltd.	82,531	3,033,014

		11,472,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	34,373	$1,261,489
eBay, Inc.*	221,851	8,184,083
Google, Inc., Class A*	49,149	31,516,305
VeriSign, Inc.	30,824	1,181,792
Yahoo!, Inc.*	235,003	3,576,746

		45,720,415

IT Services (2.0%)
Accenture plc, Class A	125,376	8,086,752
Automatic Data Processing, Inc.	95,043	5,245,423
Cognizant Technology Solutions Corp., Class A*	58,743	4,520,274
Computer Sciences Corp.	30,024	898,918
Fidelity National Information Services, Inc.	45,417	1,504,211
Fiserv, Inc.*	26,869	1,864,440
International Business Machines Corp.	224,432	46,827,737
Mastercard, Inc., Class A	20,642	8,680,787
Paychex, Inc.	62,462	1,935,697
SAIC, Inc.*	53,487	706,028
Teradata Corp.*	32,405	2,208,401
Total System Services, Inc.	31,071	716,808
Visa, Inc., Class A	96,365	11,371,070
Western Union Co.	120,091	2,113,602

		96,680,148

Office Electronics (0.0%)
Xerox Corp.	257,978	2,084,462

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	113,628	911,297
Altera Corp.	62,406	2,485,007
Analog Devices, Inc.	57,613	2,327,565
Applied Materials, Inc.	250,059	3,110,734
Broadcom Corp., Class A*	94,936	3,730,985
First Solar, Inc.*	11,145	279,182
Intel Corp.	967,680	27,201,485
KLA-Tencor Corp.	32,294	1,757,439
Linear Technology Corp.	44,279	1,492,202
LSI Corp.*	109,772	952,821
Microchip Technology, Inc.	37,148	1,381,906
Micron Technology, Inc.*	191,246	1,549,093
Novellus Systems, Inc.*	13,572	677,378
NVIDIA Corp.*	118,192	1,818,975
Teradyne, Inc.*	35,956	607,297
Texas Instruments, Inc.	221,703	7,451,438
Xilinx, Inc.	50,681	1,846,309

		59,581,113

Software (2.0%)
Adobe Systems, Inc.*	95,637	3,281,305
Autodesk, Inc.*	43,692	1,849,045
BMC Software, Inc.*	31,746	1,274,919
CA, Inc.	70,502	1,943,035
Citrix Systems, Inc.*	35,964	2,837,919
Electronic Arts, Inc.*	64,097	1,056,319
Intuit, Inc.	57,143	3,436,009
Microsoft Corp.	1,446,398	46,646,336
Oracle Corp.	759,265	22,140,167
Red Hat, Inc.*	37,447	2,242,701
Salesforce.com, Inc.*	26,407	4,080,146
Symantec Corp.*	141,220	2,640,814

		93,428,715

Total Information Technology		506,238,275

Materials (1.8%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	40,849	3,749,938
Airgas, Inc.	13,287	1,182,144
CF Industries Holdings, Inc.	12,734	2,325,865
Dow Chemical Co.	229,596	7,953,206
E.I. du Pont de Nemours & Co.	180,562	9,551,730
Eastman Chemical Co.	26,529	1,371,284
Ecolab, Inc.	56,438	3,483,353
FMC Corp.	13,540	1,433,344
International Flavors & Fragrances, Inc.	15,621	915,391
Monsanto Co.	103,673	8,268,959
Mosaic Co.	57,671	3,188,630
PPG Industries, Inc.	29,503	2,826,387
Praxair, Inc.	57,840	6,630,778
Sherwin-Williams Co.	16,784	1,823,917
Sigma-Aldrich Corp.	23,419	1,710,992

		56,415,918

Construction Materials (0.0%)
Vulcan Materials Co.	25,197	1,076,668

Containers & Packaging (0.1%)
Ball Corp.	30,208	1,295,319
Bemis Co., Inc.	19,881	641,957
Owens-Illinois, Inc.*	31,780	741,745
Sealed Air Corp.	37,063	715,687

		3,394,708

Metals & Mining (0.4%)
Alcoa, Inc.	206,475	2,068,879
Allegheny Technologies, Inc.	20,666	850,819
Cliffs Natural Resources, Inc.	27,547	1,907,905
Freeport-McMoRan Copper & Gold, Inc.	183,570	6,983,003
Newmont Mining Corp.	96,141	4,929,149
Nucor Corp.	61,309	2,633,222
Titanium Metals Corp.	16,248	220,323
United States Steel Corp.	27,849	817,925

		20,411,225

Paper & Forest Products (0.1%)
International Paper Co.	84,582	2,968,828
MeadWestvaco Corp.	33,088	1,045,250

		4,014,078

Total Materials		85,312,597

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	1,148,317	35,861,940
CenturyLink, Inc.	119,972	4,636,918
Frontier Communications Corp.	192,748	803,759
Verizon Communications, Inc.	549,154	20,994,157
Windstream Corp.	113,550	1,329,671

		63,626,445

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	48,434	2,583,469
MetroPCS Communications, Inc.*	56,842	512,715
Sprint Nextel Corp.*	580,602	1,654,716

		4,750,900

Total Telecommunication Services		68,377,345

Utilities (1.7%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	93,645	3,612,824
Duke Energy Corp.	258,687	5,435,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	63,077	$2,681,403
Entergy Corp.	34,248	2,301,466
Exelon Corp.	164,801	6,461,865
FirstEnergy Corp.	80,963	3,691,103
NextEra Energy, Inc.	80,576	4,921,582
Northeast Utilities	34,267	1,271,991
Pepco Holdings, Inc.	44,053	832,161
Pinnacle West Capital Corp.	21,153	1,013,229
PPL Corp.	112,115	3,168,370
Progress Energy, Inc.	57,191	3,037,414
Southern Co.	167,820	7,540,153

		45,968,575

Gas Utilities (0.0%)
AGL Resources, Inc.	22,687	889,785
ONEOK, Inc.	20,112	1,642,346

		2,532,131

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	124,583	1,628,300
NRG Energy, Inc.*	44,086	690,827

		2,319,127

Multi-Utilities (0.7%)
Ameren Corp.	46,997	1,531,162
CenterPoint Energy, Inc.	82,494	1,626,782
CMS Energy Corp.	49,631	1,091,882
Consolidated Edison, Inc.	56,728	3,314,050
Dominion Resources, Inc.	110,416	5,654,403
DTE Energy Co.	32,842	1,807,295
Integrys Energy Group, Inc.	15,176	804,176
NiSource, Inc.	54,623	1,330,070
PG&E Corp.	79,750	3,461,948
Public Service Enterprise Group, Inc.	97,989	2,999,443
SCANA Corp.	22,427	1,022,895
Sempra Energy	46,553	2,791,318
TECO Energy, Inc.	41,707	731,958
Wisconsin Energy Corp.	44,616	1,569,591
Xcel Energy, Inc.	94,265	2,495,195

		32,232,168

Total Utilities		83,052,001

Total Investments (52.1%) (Cost $1,876,305,356)		2,465,714,297
Other Assets Less Liabilities (47.9%)		2,265,066,422

Net Assets (100%)		$4,730,780,719

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $36,349,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	32,286	June-12	$2,175,480,305	$2,265,185,760	$89,705,455

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$269,886,831	$—	$—	$269,886,831
Consumer Staples	263,735,416	1,603,673	—	265,339,089
Energy	277,193,592	—	—	277,193,592
Financials	368,244,120	—	—	368,244,120
Health Care	281,851,872	—	—	281,851,872
Industrials	260,218,575	—	—	260,218,575
Information Technology	506,238,275	—	—	506,238,275
Materials	85,312,597	—	—	85,312,597
Telecommunication Services	68,377,345	—	—	68,377,345
Utilities	83,052,001	—	—	83,052,001
Futures	89,705,455	—	—	89,705,455

Total Assets	$2,553,816,079	$1,603,673	$—	$2,555,419,752

Total Liabilities	$—	$—	$—	$—

Total	$2,553,816,079	$1,603,673	$—	$2,555,419,752

(a)	A Security with a market value of $1,603,673 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	5,548	576
Purchases	—	—
Sales	(5,548)	(576)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$—	$—

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,749,587
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$105,729,627

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$657,250,143
Aggregate gross unrealized depreciation	(70,979,920)

Net unrealized appreciation	$586,270,223

Federal income tax cost of investments	$1,879,444,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.2%)
Gentex Corp.	29,446	$721,427

Automobiles (0.1%)
Thor Industries, Inc.	9,037	285,208

Distributors (0.2%)
LKQ Corp.*	30,198	941,272

Diversified Consumer Services (0.4%)
ITT Educational Services, Inc.*	4,042	267,338
Matthews International Corp., Class A	5,746	181,803
Regis Corp.	11,583	213,475
Service Corp. International	45,552	512,915
Sotheby’s, Inc.	13,808	543,207
Strayer Education, Inc.	2,390	225,329

		1,944,067

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies, Inc.*	8,778	410,372
Bob Evans Farms, Inc.	5,908	222,850
Brinker International, Inc.	16,066	442,618
Cheesecake Factory, Inc.*	11,198	329,109
International Speedway Corp., Class A	5,686	157,787
Life Time Fitness, Inc.*	8,757	442,841
Panera Bread Co., Class A*	6,101	981,773
Scientific Games Corp., Class A*	11,753	137,040
Wendy’s Co.	61,132	306,271
WMS Industries, Inc.*	11,196	265,681

		3,696,342

Household Durables (0.8%)
American Greetings Corp., Class A	7,859	120,557
KB Home	14,620	130,118
M.D.C. Holdings, Inc.	7,766	200,285
Mohawk Industries, Inc.*	11,735	780,495
NVR, Inc.*	1,090	791,700
Toll Brothers, Inc.*	29,957	718,668
Tupperware Brands Corp.	11,497	730,060

		3,471,883

Internet & Catalog Retail (0.1%)
HSN, Inc.	8,024	305,153

Leisure Equipment & Products (0.2%)
Polaris Industries, Inc.	14,092	1,016,738

Media (0.5%)
AMC Networks, Inc., Class A*	11,744	524,135
DreamWorks Animation SKG, Inc., Class A*	14,711	271,418
John Wiley & Sons, Inc., Class A	9,642	458,863
Lamar Advertising Co., Class A*	12,075	391,351
Meredith Corp.	7,564	245,527
New York Times Co., Class A*	24,532	166,572
Scholastic Corp.	5,132	181,057
Valassis Communications, Inc.*	8,550	196,650

		2,435,573

Multiline Retail (0.1%)
Saks, Inc.*	31,977	371,253

Specialty Retail (2.7%)
Aaron’s, Inc.	15,509	401,683
Advance Auto Parts, Inc.	15,002	1,328,727
Aeropostale, Inc.*	16,624	359,411
American Eagle Outfitters, Inc.	39,657	681,704
ANN, Inc.*	9,934	284,510
Ascena Retail Group, Inc.*	13,846	613,655
Barnes & Noble, Inc.*	8,273	109,617
Chico’s FAS, Inc.	34,367	518,941
Collective Brands, Inc.*	12,289	241,602
Dick’s Sporting Goods, Inc.	19,784	951,215
Foot Locker, Inc.	31,040	963,792
Guess?, Inc.	13,690	427,812
Office Depot, Inc.*	56,927	196,398
PetSmart, Inc.	22,836	1,306,676
RadioShack Corp.	20,152	125,345
Rent-A-Center, Inc.	12,133	458,021
Signet Jewelers Ltd.	17,839	843,428
Tractor Supply Co.	14,620	1,323,987
Williams-Sonoma, Inc.	21,058	789,254

		11,925,778

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	10,501	522,635
Deckers Outdoor Corp.*	7,986	503,517
Fossil, Inc.*	10,715	1,414,166
Hanesbrands, Inc.*	19,921	588,466
PVH Corp.	13,862	1,238,292
Under Armour, Inc., Class A*	7,577	712,238
Warnaco Group, Inc.*	8,274	483,202

		5,462,516

Total Consumer Discretionary		32,577,210

Consumer Staples (2.2%)
Beverages (0.4%)
Monster Beverage Corp.*	31,100	1,930,999

Food & Staples Retailing (0.1%)
Ruddick Corp.	10,115	405,611

Food Products (1.1%)
Corn Products International, Inc.	15,665	903,087
Flowers Foods, Inc.	23,155	471,667
Green Mountain Coffee Roasters, Inc.*	26,667	1,249,082
Lancaster Colony Corp.	4,038	268,366
Post Holdings, Inc.*	5,607	184,639
Ralcorp Holdings, Inc.*	11,332	839,588
Smithfield Foods, Inc.*	32,901	724,809
Tootsie Roll Industries, Inc.	5,280	120,960

		4,762,198

Household Products (0.5%)
Church & Dwight Co., Inc.	29,201	1,436,397
Energizer Holdings, Inc.*	13,504	1,001,727

		2,438,124

Tobacco (0.1%)
Universal Corp.	4,717	219,812

Total Consumer Staples		9,756,744

Energy (3.2%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	11,592	520,365
CARBO Ceramics, Inc.	4,147	437,301
Dresser-Rand Group, Inc.*	15,443	716,401
Dril-Quip, Inc.*	7,070	459,691
Helix Energy Solutions Group, Inc.*	21,688	386,046
Oceaneering International, Inc.	22,169	1,194,688
Oil States International, Inc.*	10,519	821,113
Patterson-UTI Energy, Inc.	31,594	546,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.*	32,230	$849,583
Tidewater, Inc.	10,462	565,157
Unit Corp.*	8,493	363,161

		6,859,766

Oil, Gas & Consumable Fuels (1.7%)
Arch Coal, Inc.	43,699	468,016
Bill Barrett Corp.*	9,641	250,763
Cimarex Energy Co.	17,603	1,328,499
Energen Corp.	14,774	726,142
Forest Oil Corp.*	23,052	279,390
HollyFrontier Corp.	42,676	1,372,033
Northern Oil and Gas, Inc.*	13,054	270,740
Patriot Coal Corp.*	18,705	116,719
Plains Exploration & Production Co.*	26,258	1,119,904
Quicksilver Resources, Inc.*	24,110	121,514
SM Energy Co.	13,173	932,253
World Fuel Services Corp.	14,615	599,215

		7,585,188

Total Energy		14,444,954

Financials (11.3%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	10,998	1,229,686
Apollo Investment Corp.	40,658	291,518
Eaton Vance Corp.	23,637	675,546
Greenhill & Co., Inc.	5,886	256,865
Janus Capital Group, Inc.	38,627	344,167
Jefferies Group, Inc.	30,726	578,878
Raymond James Financial, Inc.	22,882	835,879
SEI Investments Co.	29,540	611,183
Waddell & Reed Financial, Inc., Class A	17,469	566,170

		5,389,892

Commercial Banks (2.3%)
Associated Banc-Corp	35,610	497,116
BancorpSouth, Inc.	16,908	227,751
Bank of Hawaii Corp.	9,370	453,039
Cathay General Bancorp	15,902	281,465
City National Corp./California	9,569	502,085
Commerce Bancshares, Inc./Missouri	16,255	658,653
Cullen/Frost Bankers, Inc.	12,535	729,412
East West Bancorp, Inc.	30,415	702,282
First Niagara Financial Group, Inc.	72,031	708,785
FirstMerit Corp.	22,462	378,709
Fulton Financial Corp.	41,104	431,592
Hancock Holding Co.	17,360	616,454
International Bancshares Corp.	10,750	227,362
Prosperity Bancshares, Inc.	9,679	443,298
Signature Bank/New York*	9,439	595,035
SVB Financial Group*	8,914	573,527
Synovus Financial Corp.	160,382	328,783
TCF Financial Corp.	32,468	386,045
Trustmark Corp.	13,234	330,585
Valley National Bancorp	38,408	497,384
Webster Financial Corp.	15,117	342,702
Westamerica Bancorp	5,702	273,696

		10,185,760

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	18,098	514,345
MSCI, Inc., Class A*	24,906	916,790

		1,431,135

Insurance (2.3%)
Alleghany Corp.*	3,038	999,806
American Financial Group, Inc./Ohio	15,698	605,629
Arthur J. Gallagher & Co.	23,536	841,177
Aspen Insurance Holdings Ltd.	14,463	404,096
Brown & Brown, Inc.	23,758	564,965
Everest Reinsurance Group Ltd.	11,048	1,022,161
Fidelity National Financial, Inc., Class A	45,326	817,228
First American Financial Corp.	21,652	360,073
Hanover Insurance Group, Inc.	9,213	378,838
HCC Insurance Holdings, Inc.	21,280	663,298
Kemper Corp.	10,362	313,761
Mercury General Corp.	7,385	323,020
Old Republic International Corp.	53,062	559,804
Protective Life Corp.	16,657	493,380
Reinsurance Group of America, Inc.	15,018	893,120
StanCorp Financial Group, Inc.	9,116	373,209
W. R. Berkley Corp.	22,898	827,076

		10,440,641

Real Estate Investment Trusts (REITs) (4.7%)
Alexandria Real Estate Equities, Inc. (REIT)	12,698	928,605
American Campus Communities, Inc. (REIT)	15,274	683,053
BRE Properties, Inc. (REIT)	15,485	782,767
Camden Property Trust (REIT)	16,168	1,063,046
Corporate Office Properties Trust/Maryland (REIT)	14,709	341,396
Duke Realty Corp. (REIT)	53,040	760,594
Equity One, Inc. (REIT)	12,023	243,105
Essex Property Trust, Inc. (REIT)	7,154	1,083,903
Federal Realty Investment Trust (REIT)	13,031	1,261,270
Highwoods Properties, Inc. (REIT)	14,713	490,237
Home Properties, Inc. (REIT)	9,900	603,999
Hospitality Properties Trust (REIT)	25,249	668,341
Liberty Property Trust (REIT)	23,902	853,779
Macerich Co. (REIT)	27,055	1,562,426
Mack-Cali Realty Corp. (REIT)	17,960	517,607
National Retail Properties, Inc. (REIT)	21,621	587,875
Omega Healthcare Investors, Inc. (REIT)	21,229	451,329
Potlatch Corp. (REIT)	8,118	254,418
Rayonier, Inc. (REIT)	25,056	1,104,719
Realty Income Corp. (REIT)	27,285	1,056,748
Regency Centers Corp. (REIT)	18,416	819,144
Senior Housing Properties Trust (REIT)	33,295	734,155
SL Green Realty Corp. (REIT)	17,677	1,370,851
Taubman Centers, Inc. (REIT)	11,956	872,190
UDR, Inc. (REIT)	45,692	1,220,433
Weingarten Realty Investors (REIT)	24,753	654,222

		20,970,212

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	8,918	742,959

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	16,923	166,861
New York Community Bancorp, Inc.	89,839	1,249,660
Washington Federal, Inc.	22,050	370,881

		1,787,402

Total Financials		50,948,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (5.6%)
Biotechnology (0.9%)
Regeneron Pharmaceuticals, Inc.*	15,676	$1,828,135
United Therapeutics Corp.*	10,944	515,791
Vertex Pharmaceuticals, Inc.*	43,114	1,768,105

		4,112,031

Health Care Equipment & Supplies (1.4%)
Cooper Cos., Inc.	9,752	796,836
Gen-Probe, Inc.*	9,251	614,359
Hill-Rom Holdings, Inc.	12,652	422,703
Hologic, Inc.*	53,975	1,163,161
IDEXX Laboratories, Inc.*	11,339	991,596
Masimo Corp.*	11,890	277,988
ResMed, Inc.*	29,535	912,927
STERIS Corp.	11,750	371,535
Teleflex, Inc.	8,405	513,966
Thoratec Corp.*	11,954	402,969

		6,468,040

Health Care Providers & Services (2.1%)
AMERIGROUP Corp.*	9,901	666,139
Catalyst Health Solutions, Inc.*	10,302	656,547
Community Health Systems, Inc.*	18,127	403,145
Health Management Associates, Inc., Class A*	52,329	351,651
Health Net, Inc.*	16,985	674,644
Henry Schein, Inc.*	18,461	1,397,129
HMS Holdings Corp.*	17,573	548,453
LifePoint Hospitals, Inc.*	9,912	390,929
Lincare Holdings, Inc.	17,768	459,836
MEDNAX, Inc.*	10,125	752,996
Omnicare, Inc.	23,270	827,714
Owens & Minor, Inc.	13,008	395,573
Universal Health Services, Inc., Class B	19,843	831,620
VCA Antech, Inc.*	17,821	413,626
WellCare Health Plans, Inc.*	8,772	630,531

		9,400,533

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	39,019	647,715

Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc., Class A*	4,105	425,647
Charles River Laboratories International, Inc.*	9,915	357,832
Covance, Inc.*	11,940	568,702
Mettler-Toledo International, Inc.*	6,517	1,204,016
Techne Corp.	7,636	535,284

		3,091,481

Pharmaceuticals (0.3%)
Endo Pharmaceuticals Holdings, Inc.*	23,884	925,027
Medicis Pharmaceutical Corp., Class A	12,116	455,441

		1,380,468

Total Health Care		25,100,268

Industrials (9.2%)
Aerospace & Defense (0.7%)
Alliant Techsystems, Inc.	6,998	350,740
BE Aerospace, Inc.*	21,319	990,694
Esterline Technologies Corp.*	6,323	451,841
Exelis, Inc.	37,840	473,757
Huntington Ingalls Industries, Inc.*	10,068	405,136
Triumph Group, Inc.	8,850	554,541

		3,226,709

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	21,158	364,552

Airlines (0.2%)
Alaska Air Group, Inc.*	14,506	519,605
JetBlue Airways Corp.*	41,614	203,492

		723,097

Building Products (0.3%)
Fortune Brands Home & Security, Inc.*	32,336	713,656
Lennox International, Inc.	10,401	419,160

		1,132,816

Commercial Services & Supplies (0.9%)
Brink’s Co.	9,465	225,930
Clean Harbors, Inc.*	9,758	657,006
Copart, Inc.*	21,818	568,795
Corrections Corp. of America*	20,377	556,496
Deluxe Corp.	10,289	240,968
Herman Miller, Inc.	11,744	269,642
HNI Corp.	9,108	252,747
Mine Safety Appliances Co.	6,224	255,682
Rollins, Inc.	13,321	283,471
Waste Connections, Inc.	25,238	820,992

		4,131,729

Construction & Engineering (0.7%)
AECOM Technology Corp.*	23,998	536,835
Granite Construction, Inc.	6,994	201,008
KBR, Inc.	30,358	1,079,227
Shaw Group, Inc.*	13,336	422,884
URS Corp.	16,315	693,714

		2,933,668

Electrical Equipment (1.0%)
Acuity Brands, Inc.	8,620	541,595
AMETEK, Inc.	32,909	1,596,415
General Cable Corp.*	10,146	295,046
Hubbell, Inc., Class B	12,212	959,619
Regal-Beloit Corp.	8,551	560,518
Thomas & Betts Corp.*	10,674	767,567

		4,720,760

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	12,642	631,089

Machinery (3.1%)
AGCO Corp.*	19,957	942,170
CLARCOR, Inc.	10,311	506,167
Crane Co.	10,007	485,339
Donaldson Co., Inc.	30,934	1,105,272
Gardner Denver, Inc.	10,395	655,093
Graco, Inc.	12,254	650,197
Harsco Corp.	16,543	388,099
IDEX Corp.	17,202	724,720
ITT Corp.	19,368	444,302
Kennametal, Inc.	16,363	728,644
Lincoln Electric Holdings, Inc.	17,145	777,011
Nordson Corp.	11,716	638,639
Oshkosh Corp.*	18,703	433,349
Pentair, Inc.	20,210	962,198
SPX Corp.	10,513	815,073
Terex Corp.*	22,405	504,113
Timken Co.	17,251	875,316
Trinity Industries, Inc.	16,446	541,896
Valmont Industries, Inc.	4,632	543,843
Wabtec Corp.	9,903	746,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward, Inc.	12,326	$527,923

		13,995,753

Marine (0.3%)
Alexander & Baldwin, Inc.	8,591	416,234
Kirby Corp.*	11,494	756,190

		1,172,424

Professional Services (0.5%)
Corporate Executive Board Co.	6,867	295,350
FTI Consulting, Inc.*	8,517	319,558
Korn/Ferry International*	9,588	160,599
Manpower, Inc.	16,435	778,526
Towers Watson & Co., Class A	10,348	683,692

		2,237,725

Road & Rail (0.8%)
Con-way, Inc.	11,478	374,298
J.B. Hunt Transport Services, Inc.	18,423	1,001,659
Kansas City Southern*	22,534	1,615,462
Landstar System, Inc.	9,645	556,709
Werner Enterprises, Inc.	8,993	223,566

		3,771,694

Trading Companies & Distributors (0.5%)
GATX Corp.	9,585	386,276
MSC Industrial Direct Co., Inc., Class A	9,510	791,993
United Rentals, Inc.*	12,833	550,407
Watsco, Inc.	5,827	431,431

		2,160,107

Total Industrials		41,202,123

Information Technology (9.0%)
Communications Equipment (0.7%)
ADTRAN, Inc.	13,111	408,932
Ciena Corp.*	20,129	325,888
Plantronics, Inc.	8,796	354,127
Polycom, Inc.*	36,285	691,955
Riverbed Technology, Inc.*	32,210	904,457
Tellabs, Inc.	75,362	305,216

		2,990,575

Computers & Peripherals (0.3%)
Diebold, Inc.	12,787	492,555
NCR Corp.*	32,417	703,773
QLogic Corp.*	20,176	358,326

		1,554,654

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	22,937	962,666
Avnet, Inc.*	29,760	1,082,967
Ingram Micro, Inc., Class A*	30,745	570,627
Itron, Inc.*	8,191	371,953
National Instruments Corp.	18,960	540,739
Tech Data Corp.*	8,496	460,993
Trimble Navigation Ltd.*	25,506	1,388,037
Vishay Intertechnology, Inc.*	32,269	392,391

		5,770,373

Internet Software & Services (0.8%)
AOL, Inc.*	19,442	368,815
Equinix, Inc.*	9,537	1,501,600
Monster Worldwide, Inc.*	24,905	242,824
Rackspace Hosting, Inc.*	21,399	1,236,648
ValueClick, Inc.*	16,488	325,473

		3,675,360

IT Services (1.8%)
Acxiom Corp.*	15,851	232,693
Alliance Data Systems Corp.*	10,320	1,299,907
Broadridge Financial Solutions, Inc.	25,401	607,338
Convergys Corp.*	23,485	313,525
CoreLogic, Inc.*	21,840	356,429
DST Systems, Inc.	6,914	374,946
Gartner, Inc.*	19,123	815,405
Global Payments, Inc.	16,058	762,273
Jack Henry & Associates, Inc.	17,786	606,859
Lender Processing Services, Inc.	17,287	449,462
ManTech International Corp., Class A	4,642	159,963
NeuStar, Inc., Class A*	13,752	512,262
VeriFone Systems, Inc.*	21,690	1,125,060
Wright Express Corp.*	7,974	516,157

		8,132,279

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	10,661	439,020

Semiconductors & Semiconductor Equipment (1.5%)
Atmel Corp.*	92,096	908,067
Cree, Inc.*	23,612	746,848
Cypress Semiconductor Corp.*	31,696	495,409
Fairchild Semiconductor International, Inc.*	25,531	375,306
Integrated Device Technology, Inc.*	28,683	205,083
International Rectifier Corp.*	14,231	328,309
Intersil Corp., Class A	26,136	292,723
Lam Research Corp.*	24,599	1,097,607
MEMC Electronic Materials, Inc.*	46,765	168,822
RF Micro Devices, Inc.*	56,234	280,045
Semtech Corp.*	13,292	378,290
Silicon Laboratories, Inc.*	8,658	372,294
Skyworks Solutions, Inc.*	38,549	1,065,880

		6,714,683

Software (2.5%)
ACI Worldwide, Inc.*	8,111	326,630
Advent Software, Inc.*	6,482	165,939
ANSYS, Inc.*	19,057	1,239,086
Cadence Design Systems, Inc.*	56,085	664,046
Compuware Corp.*	44,841	412,089
Concur Technologies, Inc.*	9,594	550,504
FactSet Research Systems, Inc.	9,267	917,804
Fair Isaac Corp.	7,401	324,904
Informatica Corp.*	22,008	1,164,223
Mentor Graphics Corp.*	18,862	280,289
MICROS Systems, Inc.*	16,367	904,931
Parametric Technology Corp.*	24,238	677,210
Quest Software, Inc.*	11,662	271,375
Rovi Corp.*	22,014	716,556
Solera Holdings, Inc.	14,276	655,126
Synopsys, Inc.*	29,887	916,335
TIBCO Software, Inc.*	34,148	1,041,514

		11,228,561

Total Information Technology		40,505,505

Materials (3.5%)
Chemicals (1.6%)
Albemarle Corp.	18,243	1,166,092
Ashland, Inc.	16,022	978,303
Cabot Corp.	12,869	549,249
Cytec Industries, Inc.	9,435	573,554
Intrepid Potash, Inc.*	10,666	259,504
Minerals Technologies, Inc.	3,697	241,821
NewMarket Corp.	2,180	408,532
Olin Corp.	16,447	357,722
RPM International, Inc.	26,810	702,154
Scotts Miracle-Gro Co., Class A	8,883	481,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	10,358	$393,604
Valspar Corp.	19,152	924,850

		7,036,488

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	9,389	803,980

Containers & Packaging (0.8%)
AptarGroup, Inc.	13,546	741,915
Greif, Inc., Class A	6,359	355,595
Packaging Corp. of America	19,656	581,621
Rock-Tenn Co., Class A	14,432	975,026
Silgan Holdings, Inc.	10,186	450,221
Sonoco Products Co.	20,560	682,592

		3,786,970

Metals & Mining (0.7%)
Carpenter Technology Corp.	9,017	470,958
Commercial Metals Co.	23,799	352,701
Compass Minerals International, Inc.	6,778	486,254
Reliance Steel & Aluminum Co.	15,384	868,888
Steel Dynamics, Inc.	44,836	651,915
Worthington Industries, Inc.	10,703	205,284

		3,036,000

Paper & Forest Products (0.2%)
Domtar Corp.	7,546	719,738
Louisiana-Pacific Corp.*	28,281	264,427

		984,165

Total Materials		15,647,603

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	30,719	680,733

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	19,784	458,000

Total Telecommunication Services		1,138,733

Utilities (2.7%)
Electric Utilities (0.8%)
Cleco Corp.	12,487	495,110
Great Plains Energy, Inc.	27,825	564,013
Hawaiian Electric Industries, Inc.	19,633	497,696
IDACORP, Inc.	10,254	421,644
NV Energy, Inc.	48,314	778,822
PNM Resources, Inc.	16,400	300,120
Westar Energy, Inc.	25,811	720,901

		3,778,306

Gas Utilities (0.7%)
Atmos Energy Corp.	18,481	581,412
National Fuel Gas Co.	17,039	819,917
Questar Corp.	36,422	701,488
UGI Corp.	22,836	622,281
WGL Holdings, Inc.	10,581	430,647

		3,155,745

Multi-Utilities (1.1%)
Alliant Energy Corp.	22,741	985,140
Black Hills Corp.	8,933	299,524
MDU Resources Group, Inc.	38,660	865,597
NSTAR	21,180	1,029,984
OGE Energy Corp.	20,070	1,073,745
Vectren Corp.	16,805	488,353

		4,742,343

Water Utilities (0.1%)
Aqua America, Inc.	28,456	634,284

Total Utilities		12,310,678

Total Investments (54.3%) (Cost $184,767,833)		243,631,819
Other Assets Less Liabilities (45.7%)		205,180,667

Net Assets (100%)		$448,812,486

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	184	June-12	$14,563,304	$15,229,680	$666,376
S&P 500 E-Mini Index	219	June-12	14,752,525	15,365,040	612,515
S&P Mid Cap 400 E-Mini Index	1,760	June-12	169,114,563	174,644,800	5,530,237

					$6,809,128

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,577,210	$—	$—	$32,577,210
Consumer Staples	9,756,744	—	—	9,756,744
Energy	14,444,954	—	—	14,444,954
Financials	50,245,719	702,282	—	50,948,001
Health Care	25,100,268	—	—	25,100,268
Industrials	41,202,123	—	—	41,202,123
Information Technology	39,743,232	—	762,273	40,505,505
Materials	15,647,603	—	—	15,647,603
Telecommunication Services	1,138,733	—	—	1,138,733
Utilities	12,310,678	—	—	12,310,678
Futures	6,809,128	—	—	6,809,128

Total Assets	$248,976,392	$702,282	$762,273	$250,440,947

Total Liabilities	$—	$—	$—	$—

Total	$248,976,392	$702,282	$762,273	$250,440,947

(a)	A Security with a market value of $408,932 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $702,282 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	21,646
Purchases	7,178
Sales	(309,906)
Issuances	—
Settlements	—
Transfers into Level 3	1,043,355
Transfers out of Level 3	—

Balance as of 3/31/12	$762,273

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$6,404
Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$762,273	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$762,273

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,565,521
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$93,291,970

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,979,091
Aggregate gross unrealized depreciation	(9,350,636)

Net unrealized appreciation	$58,628,455

Federal income tax cost of investments	$185,003,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	33,341	$390,423
Amerigon, Inc.*	6,254	101,190
Cooper Tire & Rubber Co.	29,026	441,776
Dana Holding Corp.	66,506	1,030,843
Dorman Products, Inc.*	5,145	260,337
Drew Industries, Inc.*	9,009	246,036
Exide Technologies, Inc.*	35,409	110,830
Fuel Systems Solutions, Inc.*	6,501	170,066
Modine Manufacturing Co.*	22,318	197,068
Motorcar Parts of America, Inc.*	2,632	25,320
Shiloh Industries, Inc.	1,076	10,254
Spartan Motors, Inc.	7,209	38,136
Standard Motor Products, Inc.	9,552	169,452
Stoneridge, Inc.*	10,715	105,971
Superior Industries International, Inc.	9,475	185,141
Tenneco, Inc.*	29,457	1,094,328
Tower International, Inc.*	1,483	18,063

		4,595,234

Automobiles (0.0%)
Winnebago Industries, Inc.*	6,306	61,799

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,175	211,865
Pool Corp.	23,978	897,257
VOXX International Corp.*	3,877	52,572
Weyco Group, Inc.	1,562	37,019

		1,198,713

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	8,177	310,726
Archipelago Learning, Inc.*	2,666	29,646
Ascent Capital Group, Inc., Class A*	6,580	311,168
Bridgepoint Education, Inc.*	7,778	192,506
Cambium Learning Group, Inc.*	19,974	52,931
Capella Education Co.*	7,082	254,598
Coinstar, Inc.*	15,171	964,117
Corinthian Colleges, Inc.*	35,735	147,943
Grand Canyon Education, Inc.*	13,877	246,456
Hillenbrand, Inc.	31,393	720,469
K12, Inc.*	12,116	286,301
Lincoln Educational Services Corp.	9,129	72,210
Mac-Gray Corp.	2,601	39,353
Matthews International Corp., Class A	15,145	479,188
National American University Holdings, Inc.	1,808	11,390
Regis Corp.	26,784	493,629
School Specialty, Inc.*	13,642	48,293
Sotheby’s, Inc.	31,194	1,227,172
Steiner Leisure Ltd.*	6,719	328,089
Stewart Enterprises, Inc., Class A	37,864	229,835
Strayer Education, Inc.	6,126	577,559
Universal Technical Institute, Inc.	9,374	123,643

		7,147,222

Hotels, Restaurants & Leisure (1.5%)
AFC Enterprises, Inc.*	9,935	168,498
Ambassadors Group, Inc.	10,845	58,021
Ameristar Casinos, Inc.	14,187	264,304
Benihana, Inc.	3,118	40,690
Biglari Holdings, Inc.*	588	236,876
BJ’s Restaurants, Inc.*	12,057	607,070
Bob Evans Farms, Inc.	14,158	534,040
Boyd Gaming Corp.*	25,184	197,443
Bravo Brio Restaurant Group, Inc.*	8,969	179,021
Buffalo Wild Wings, Inc.*	9,111	826,277
Caesars Entertainment Corp.*	16,432	242,208
Caribou Coffee Co., Inc.*	2,791	52,024
Carrols Restaurant Group, Inc.*	2,722	41,510
CEC Entertainment, Inc.	9,930	376,446
Cheesecake Factory, Inc.*	26,008	764,375
Churchill Downs, Inc.	5,618	314,046
Cracker Barrel Old Country Store, Inc.	11,006	614,135
Denny’s Corp.*	49,608	200,416
DineEquity, Inc.*	8,256	409,498
Domino’s Pizza, Inc.	27,518	998,903
Einstein Noah Restaurant Group, Inc.	1,302	19,426
Gaylord Entertainment Co.*	16,656	513,005
International Speedway Corp., Class A	14,767	409,784
Interval Leisure Group, Inc.	19,954	347,200
Isle of Capri Casinos, Inc.*	13,930	98,346
Jack in the Box, Inc.*	20,252	485,440
Jamba, Inc.*	14,058	29,100
Krispy Kreme Doughnuts, Inc.*	28,860	210,678
Life Time Fitness, Inc.*	20,577	1,040,579
Luby’s, Inc.*	3,980	24,159
Marcus Corp.	4,455	55,910
Monarch Casino & Resort, Inc.*	1,948	20,064
Morgans Hotel Group Co.*	4,774	23,631
Multimedia Games Holding Co., Inc.*	5,821	63,798
O’Charleys, Inc.*	9,646	94,917
Orient-Express Hotels Ltd., Class A*	45,349	462,560
P.F. Chang’s China Bistro, Inc.	10,931	431,993
Papa John’s International, Inc.*	9,209	346,811
Peet’s Coffee & Tea, Inc.*	5,692	419,500
Pinnacle Entertainment, Inc.*	28,440	327,344
Red Lion Hotels Corp.*	3,212	26,370
Red Robin Gourmet Burgers, Inc.*	6,311	234,706
Ruby Tuesday, Inc.*	28,883	263,702
Ruth’s Hospitality Group, Inc.*	7,605	57,722
Scientific Games Corp., Class A*	28,510	332,427
Shuffle Master, Inc.*	25,757	453,323
Six Flags Entertainment Corp.	18,991	888,209
Sonic Corp.*	27,217	209,027
Speedway Motorsports, Inc.	2,587	48,325
Texas Roadhouse, Inc.	31,522	524,526
Town Sports International Holdings, Inc.*	4,413	55,736
Vail Resorts, Inc.	17,774	768,725

		16,412,844

Household Durables (0.4%)
American Greetings Corp., Class A	18,178	278,851
Beazer Homes USA, Inc.*	16,421	53,368
Blyth, Inc.	1,124	84,109
Cavco Industries, Inc.*	1,476	68,752
CSS Industries, Inc.	1,766	34,366
Ethan Allen Interiors, Inc.	10,400	263,328
Furniture Brands International, Inc.*	19,132	32,142
Helen of Troy Ltd.*	14,117	480,119
Hovnanian Enterprises, Inc., Class A*	32,785	80,323
iRobot Corp.*	10,700	291,682
KB Home	38,661	344,083
La-Z-Boy, Inc.*	22,952	343,362
Libbey, Inc.*	4,277	55,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.	1,957	$21,997
M.D.C. Holdings, Inc.	18,733	483,124
M/I Homes, Inc.*	4,018	49,663
Meritage Homes Corp.*	14,241	385,361
Ryland Group, Inc.	20,750	400,060
Sealy Corp.*	41,494	83,818
Skullcandy, Inc.*	2,058	32,578
Skyline Corp.	4,066	31,105
Standard Pacific Corp.*	45,501	202,934
Universal Electronics, Inc.*	6,171	123,297
Zagg, Inc.*	4,830	51,343

		4,275,109

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	26,679	80,837
Blue Nile, Inc.*	5,302	174,860
Geeknet, Inc.*	912	13,188
HSN, Inc.	19,260	732,458
Nutrisystem, Inc.	5,870	65,920
Orbitz Worldwide, Inc.*	4,718	14,390
Overstock.com, Inc.*	2,456	12,869
PetMed Express, Inc.	8,926	110,504
Shutterfly, Inc.*	14,243	446,233
U.S. Auto Parts Network, Inc.*	12,847	46,378
Valuevision Media, Inc., Class A*	20,783	43,021

		1,740,658

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	5,529	236,807
Black Diamond, Inc.*	3,787	35,068
Brunswick Corp.	42,668	1,098,701
Callaway Golf Co.	26,302	177,801
JAKKS Pacific, Inc.	13,533	236,151
Johnson Outdoors, Inc., Class A*	984	18,794
Leapfrog Enterprises, Inc.*	8,977	75,048
Marine Products Corp.	9,840	58,548
Smith & Wesson Holding Corp.*	13,017	100,882
Steinway Musical Instruments, Inc.*	1,411	35,275
Sturm Ruger & Co., Inc.	8,073	396,384
Summer Infant, Inc.*	2,725	16,350

		2,485,809

Media (0.7%)
AH Belo Corp., Class A	4,158	20,333
Arbitron, Inc.	13,455	497,566
Belo Corp., Class A	42,591	305,377
Central European Media Enterprises Ltd., Class A*	7,891	56,026
Cinemark Holdings, Inc.	42,410	930,899
Crown Media Holdings, Inc., Class A*	45,985	73,116
Cumulus Media, Inc., Class A*	7,862	27,438
Dial Global, Inc.*	7,702	17,946
Digital Domain Media Group, Inc.*	970	5,519
Digital Generation, Inc.*	5,941	60,658
Entercom Communications Corp., Class A*	12,590	81,709
Entravision Communications Corp., Class A	37,823	64,677
EW Scripps Co., Class A*	6,773	66,850
Fisher Communications, Inc.*	1,903	58,460
Global Sources Ltd.*	10,704	65,937
Gray Television, Inc.*	10,850	20,506
Harte-Hanks, Inc.	17,565	158,963
Journal Communications, Inc., Class A*	21,617	121,704
Knology, Inc.*	12,300	223,860
LIN TV Corp., Class A*	6,300	25,515
Lions Gate Entertainment Corp.*	26,529	369,284
Live Nation Entertainment, Inc.*	67,621	635,637
Martha Stewart Living Omnimedia, Inc., Class A	5,744	21,885
McClatchy Co., Class A*	28,593	82,634
MDC Partners, Inc., Class A	5,418	60,248
Meredith Corp.	18,220	591,421
National CineMedia, Inc.	26,092	399,208
New York Times Co., Class A*	68,580	465,658
Nexstar Broadcasting Group, Inc., Class A*	2,381	19,786
Outdoor Channel Holdings, Inc.	3,121	22,815
ReachLocal, Inc.*	7,119	50,758
Rentrak Corp.*	2,034	46,172
Saga Communications, Inc., Class A*	772	27,638
Scholastic Corp.	13,260	467,813
Sinclair Broadcast Group, Inc., Class A	22,671	250,741
Valassis Communications, Inc.*	22,899	526,677
Value Line, Inc.	5,123	62,910
World Wrestling Entertainment, Inc., Class A	6,131	54,382

		7,038,726

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	10,817	99,949
Fred’s, Inc., Class A	15,646	228,588
Gordmans Stores, Inc.*	1,138	25,002
Saks, Inc.*	52,727	612,161
Tuesday Morning Corp.*	19,398	74,488

		1,040,188

Specialty Retail (2.0%)
Aeropostale, Inc.*	40,462	874,788
America’s Car-Mart, Inc.*	3,950	173,721
ANN, Inc.*	25,989	744,325
Asbury Automotive Group, Inc.*	13,991	377,757
Ascena Retail Group, Inc.*	30,651	1,358,452
Barnes & Noble, Inc.*	13,292	176,119
bebe stores, Inc.	8,271	76,341
Big 5 Sporting Goods Corp.	9,467	74,221
Body Central Corp.*	2,545	73,856
Brown Shoe Co., Inc.	19,950	184,138
Buckle, Inc.	13,337	638,842
Build-A-Bear Workshop, Inc.*	2,967	15,577
Cabela’s, Inc.*	21,687	827,359
Casual Male Retail Group, Inc.*	9,063	30,452
Cato Corp., Class A	12,213	337,567
Charming Shoppes, Inc.*	57,035	336,507
Children’s Place Retail Stores, Inc.*	12,115	625,982
Christopher & Banks Corp.	13,699	25,480
Citi Trends, Inc.*	6,604	75,682
Coldwater Creek, Inc.*	39,663	46,009
Collective Brands, Inc.*	29,200	574,072
Conn’s, Inc.*	3,117	47,846
Cost Plus, Inc.*	4,091	73,229
Destination Maternity Corp.	2,329	43,250
Express, Inc.*	27,684	691,546
Finish Line, Inc., Class A	23,707	503,063
Francesca’s Holdings Corp.*	2,162	68,341
Genesco, Inc.*	10,771	771,742
GNC Holdings, Inc., Class A	11,438	399,072
Group 1 Automotive, Inc.	11,609	652,078
Haverty Furniture Cos., Inc.	4,021	44,633
hhgregg, Inc.*	3,625	41,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.*	13,870	$756,609
HOT Topic, Inc.	19,282	195,712
Jos. A. Bank Clothiers, Inc.*	12,998	655,229
Kirkland’s, Inc.*	6,658	107,726
Lithia Motors, Inc., Class A	11,264	295,117
Lumber Liquidators Holdings, Inc.*	10,491	263,429
MarineMax, Inc.*	5,019	41,306
Mattress Firm Holding Corp.*	1,237	46,882
Men’s Wearhouse, Inc.	25,103	973,243
Monro Muffler Brake, Inc.	15,187	630,109
New York & Co., Inc.*	23,245	86,704
Office Depot, Inc.*	138,713	478,560
OfficeMax, Inc.*	39,590	226,455
Pacific Sunwear of California, Inc.*	29,346	51,649
Penske Automotive Group, Inc.	20,459	503,905
PEP Boys-Manny, Moe & Jack	26,980	402,542
Pier 1 Imports, Inc.*	44,601	810,846
Rent-A-Center, Inc.	28,066	1,059,491
Rue21, Inc.*	6,848	200,920
Select Comfort Corp.*	25,448	824,261
Shoe Carnival, Inc.*	1,977	63,699
Sonic Automotive, Inc., Class A	19,259	344,929
Stage Stores, Inc.	14,468	234,960
Stein Mart, Inc.*	5,873	38,762
Systemax, Inc.*	2,321	39,132
Talbots, Inc.*	32,264	97,760
Teavana Holdings, Inc.*	1,556	30,684
Vitamin Shoppe, Inc.*	12,425	549,309
West Marine, Inc.*	3,160	37,857
Wet Seal, Inc., Class A*	19,618	67,682
Winmark Corp.	473	27,406
Zale Corp.*	7,023	21,701
Zumiez, Inc.*	10,227	369,297

		21,517,173

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.*	22,463	1,117,984
Cherokee, Inc.	5,447	62,041
Columbia Sportswear Co.	5,679	269,469
Crocs, Inc.*	42,929	898,075
Delta Apparel, Inc.*	1,570	25,795
G-III Apparel Group Ltd.*	7,523	213,804
Iconix Brand Group, Inc.*	35,574	618,276
Jones Group, Inc.	40,430	507,801
Kenneth Cole Productions, Inc., Class A*	1,619	26,066
K-Swiss, Inc., Class A*	15,314	62,787
Liz Claiborne, Inc.*	46,108	616,003
Maidenform Brands, Inc.*	10,751	242,005
Movado Group, Inc.	7,848	192,668
Oxford Industries, Inc.	6,473	328,958
Perry Ellis International, Inc.*	6,132	114,484
Quiksilver, Inc.*	55,284	223,347
R.G. Barry Corp.	1,829	22,314
Skechers U.S.A., Inc., Class A*	16,639	211,648
Steven Madden Ltd.*	18,377	785,617
True Religion Apparel, Inc.*	11,926	326,772
Unifi, Inc.*	2,912	28,130
Vera Bradley, Inc.*	9,998	301,840
Warnaco Group, Inc.*	19,153	1,118,535
Wolverine World Wide, Inc.	24,484	910,315

		9,224,734

Total Consumer Discretionary		76,738,209

Consumer Staples (1.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,667	391,599
Central European Distribution Corp.*	33,341	170,372
Coca-Cola Bottling Co. Consolidated	2,086	130,876
Craft Brew Alliance, Inc.*	2,351	18,009
MGP Ingredients, Inc.	2,444	13,149
National Beverage Corp.*	7,388	118,503
Primo Water Corp.*	10,540	20,553

		863,061

Food & Staples Retailing (0.6%)
Andersons, Inc.	9,299	452,768
Arden Group, Inc., Class A	942	85,618
Casey’s General Stores, Inc.	18,406	1,020,797
Chefs’ Warehouse, Inc.*	2,018	46,697
Fresh Market, Inc.*	14,036	673,026
Ingles Markets, Inc., Class A	2,750	48,510
Nash Finch Co.	2,622	74,517
Pantry, Inc.*	11,162	145,218
Pricesmart, Inc.	8,207	597,552
Rite Aid Corp.*	264,050	459,447
Roundy’s, Inc.*	4,130	44,191
Ruddick Corp.	22,523	903,172
Spartan Stores, Inc.	9,342	169,277
Susser Holdings Corp.*	2,023	51,930
United Natural Foods, Inc.*	23,303	1,087,318
Village Super Market, Inc., Class A	1,389	43,879
Weis Markets, Inc.	5,387	234,873

		6,138,790

Food Products (0.7%)
Alico, Inc.	730	16,870
B&G Foods, Inc.	23,188	521,962
Calavo Growers, Inc.	2,566	68,717
Cal-Maine Foods, Inc.	7,085	271,072
Chiquita Brands International, Inc.*	21,289	187,130
Darling International, Inc.*	53,161	926,065
Diamond Foods, Inc.	11,062	252,435
Dole Food Co., Inc.*	14,936	149,061
Farmer Bros Co.*	5,829	63,478
Fresh Del Monte Produce, Inc.	18,133	414,158
Griffin Land & Nurseries, Inc.	497	13,126
Hain Celestial Group, Inc.*	16,552	725,143
Imperial Sugar Co.	5,972	28,009
J&J Snack Foods Corp.	6,264	328,609
Lancaster Colony Corp.	9,622	639,478
Lifeway Foods, Inc.*	1,518	14,041
Limoneira Co.	4,721	79,738
Omega Protein Corp.*	4,121	31,361
Pilgrim’s Pride Corp.*	27,763	207,112
Sanderson Farms, Inc.	10,583	561,216
Seneca Foods Corp., Class A*	2,005	52,812
Smart Balance, Inc.*	12,867	85,051
Snyders-Lance, Inc.	23,593	609,879
Tootsie Roll Industries, Inc.	11,291	258,674
TreeHouse Foods, Inc.*	17,191	1,022,865

		7,528,062

Household Products (0.1%)
Central Garden & Pet Co., Class A*	21,712	209,086
Harbinger Group, Inc.*	1,867	9,671
Oil-Dri Corp. of America	3,752	79,880
Spectrum Brands Holdings, Inc.*	8,109	283,491
WD-40 Co.	7,918	359,081

		941,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
Elizabeth Arden, Inc.*	12,234	$427,945
Female Health Co.	4,091	22,173
Inter Parfums, Inc.	6,508	102,111
Medifast, Inc.*	6,657	116,231
Nature’s Sunshine Products, Inc.*	6,998	112,108
Nu Skin Enterprises, Inc., Class A	25,328	1,466,745
Nutraceutical International Corp.*	1,955	28,465
Prestige Brands Holdings, Inc.*	22,060	385,609
Revlon, Inc., Class A*	2,317	39,968
Schiff Nutrition International, Inc.*	2,607	32,040
Synutra International, Inc.*	3,835	22,550
USANA Health Sciences, Inc.*	1,404	52,411

		2,808,356

Tobacco (0.1%)
Alliance One International, Inc.*	40,023	150,887
Star Scientific, Inc.*	48,858	160,254
Universal Corp.	10,716	499,366
Vector Group Ltd.	22,642	401,216

		1,211,723

Total Consumer Staples		19,491,201

Energy (3.4%)
Energy Equipment & Services (1.0%)
Basic Energy Services, Inc.*	10,599	183,893
Bristow Group, Inc.	17,677	843,723
C&J Energy Services, Inc.*	2,581	45,916
Cal Dive International, Inc.*	20,602	67,987
Dawson Geophysical Co.*	1,712	58,807
Dril-Quip, Inc.*	16,750	1,089,085
Exterran Holdings, Inc.*	32,128	423,768
Geokinetics, Inc.*	2,066	3,636
Global Geophysical Services, Inc.*	3,885	41,220
Gulf Island Fabrication, Inc.	6,406	187,504
Gulfmark Offshore, Inc., Class A*	11,427	525,185
Heckmann Corp.*	48,770	210,199
Helix Energy Solutions Group, Inc.*	48,388	861,306
Hercules Offshore, Inc.*	59,171	279,879
Hornbeck Offshore Services, Inc.*	14,822	622,969
ION Geophysical Corp.*	62,328	402,016
Key Energy Services, Inc.*	57,038	881,237
Lufkin Industries, Inc.	14,578	1,175,716
Matrix Service Co.*	5,719	80,123
Mitcham Industries, Inc.*	2,601	58,418
Natural Gas Services Group, Inc.*	2,650	34,980
Newpark Resources, Inc.*	43,176	353,611
OYO Geospace Corp.*	1,994	210,028
Parker Drilling Co.*	56,854	339,418
PHI, Inc. (Non-Voting)*	2,836	65,653
Pioneer Drilling Co.*	30,899	271,911
RigNet, Inc.*	1,255	22,000
Tesco Corp.*	14,022	198,972
TETRA Technologies, Inc.*	35,398	333,449
Union Drilling, Inc.*	13,451	74,788
Vantage Drilling Co.*	89,240	142,784
Willbros Group, Inc.*	21,332	69,116

		10,159,297

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	17,821	55,602
Alon USA Energy, Inc.	2,458	22,245
Amyris, Inc.*	8,681	44,968
Apco Oil and Gas International, Inc.	4,511	307,515
Approach Resources, Inc.*	12,484	461,284
ATP Oil & Gas Corp.*	20,341	149,506
Berry Petroleum Co., Class A	23,880	1,125,464
Bill Barrett Corp.*	22,852	594,380
Bonanza Creek Energy, Inc.*	2,153	47,043
BPZ Resources, Inc.*	22,262	89,716
Callon Petroleum Co.*	8,461	53,220
CAMAC Energy, Inc.*	11,449	11,449
Carrizo Oil & Gas, Inc.*	19,487	550,703
Cheniere Energy, Inc.*	69,768	1,045,125
Clayton Williams Energy, Inc.*	2,577	204,717
Clean Energy Fuels Corp.*	24,813	528,021
Cloud Peak Energy, Inc.*	30,489	485,690
Comstock Resources, Inc.*	23,807	376,865
Contango Oil & Gas Co.*	5,839	343,975
Crimson Exploration, Inc.*	4,196	17,413
Crosstex Energy, Inc.	20,528	290,266
CVR Energy, Inc.*	40,213	1,075,698
Delek U.S. Holdings, Inc.	3,059	47,445
DHT Holdings, Inc.	29,279	28,108
Endeavour International Corp.*	16,541	196,011
Energy Partners Ltd.*	13,458	223,537
Energy XXI Bermuda Ltd.*	36,461	1,316,607
Evolution Petroleum Corp.*	3,476	32,327
Frontline Ltd.	11,123	85,536
FX Energy, Inc.*	22,834	124,217
Gastar Exploration Ltd.*	29,375	87,831
GeoResources, Inc.*	9,049	296,264
Gevo, Inc.*	6,385	58,678
GMX Resources, Inc.*	32,532	41,316
Golar LNG Ltd.	19,105	726,945
Goodrich Petroleum Corp.*	12,325	234,421
Green Plains Renewable Energy, Inc.*	9,170	98,944
Gulfport Energy Corp.*	20,896	608,492
Hallador Energy Co.	7,481	66,132
Harvest Natural Resources, Inc.*	15,848	112,204
Houston American Energy Corp.*	3,591	18,745
Hyperdynamics Corp.*	80,098	103,326
Isramco, Inc.*	216	18,870
James River Coal Co.*	17,349	88,827
KiOR, Inc., Class A*	9,472	126,641
Knightsbridge Tankers Ltd.	4,947	71,138
Kodiak Oil & Gas Corp.*	125,060	1,245,598
L&L Energy, Inc.*	12,425	30,441
Magnum Hunter Resources Corp.*	52,341	335,506
Matador Resources Co.*	2,978	32,609
McMoRan Exploration Co.*	46,396	496,437
Miller Energy Resources, Inc.*	17,309	73,044
Nordic American Tankers Ltd.	23,458	372,513
Northern Oil and Gas, Inc.*	31,638	656,172
Oasis Petroleum, Inc.*	27,109	835,770
Overseas Shipholding Group, Inc.	5,857	73,974
Panhandle Oil and Gas, Inc., Class A	3,727	109,872
Patriot Coal Corp.*	45,834	286,004
Penn Virginia Corp.	20,768	94,494
Petroleum Development Corp.*	11,238	416,817
PetroQuest Energy, Inc.*	12,167	74,705
Renewable Energy Group, Inc.*	1,550	16,058
Rentech, Inc.*	103,354	214,976
Resolute Energy Corp.*	23,226	264,312
REX American Resources Corp.*	1,325	40,677
Rex Energy Corp.*	17,178	183,461
Rosetta Resources, Inc.*	24,152	1,177,652
Sanchez Energy Corp.*	2,153	48,335
Scorpio Tankers, Inc.*	6,499	45,883
SemGroup Corp., Class A*	20,797	606,025
Ship Finance International Ltd.	21,666	331,490
Solazyme, Inc.*	7,253	106,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Stone Energy Corp.*	24,530	$701,313
Swift Energy Co.*	20,467	594,157
Syntroleum Corp.*	68,827	66,418
Targa Resources Corp.	8,072	366,872
Teekay Tankers Ltd., Class A	23,226	140,982
Triangle Petroleum Corp.*	9,304	64,198
Uranerz Energy Corp.*	13,819	34,824
Uranium Energy Corp.*	16,318	63,640
Uranium Resources, Inc.*	20,649	18,789
Ur-Energy, Inc.*	21,136	25,786
USEC, Inc.*	54,383	57,646
VAALCO Energy, Inc.*	23,410	221,224
Venoco, Inc.*	6,396	69,333
Voyager Oil & Gas, Inc.*	10,149	24,662
W&T Offshore, Inc.	15,991	337,090
Warren Resources, Inc.*	15,435	50,318
Western Refining, Inc.	26,446	497,714
Westmoreland Coal Co.*	7,765	86,735
World Fuel Services Corp.	33,412	1,369,892
Zion Oil & Gas, Inc.*	6,446	17,017

		25,670,973

Total Energy		35,830,270

Financials (11.7%)
Capital Markets (1.0%)
Apollo Investment Corp.	95,882	687,474
Arlington Asset Investment Corp., Class A	1,671	37,096
Artio Global Investors, Inc.	12,048	57,469
BGC Partners, Inc., Class A	31,741	234,566
BlackRock Kelso Capital Corp.	33,520	329,166
Calamos Asset Management, Inc., Class A	8,305	108,879
Capital Southwest Corp.	1,304	123,293
CIFC Corp.*	2,220	13,764
Cohen & Steers, Inc.	7,699	245,598
Cowen Group, Inc., Class A*	14,555	39,444
Diamond Hill Investment Group, Inc.	545	40,139
Duff & Phelps Corp., Class A	13,348	207,428
Edelman Financial Group, Inc.	4,057	26,817
Epoch Holding Corp.	6,719	160,450
Evercore Partners, Inc., Class A	10,125	294,334
FBR & Co.*	25,199	64,761
Fidus Investment Corp.	1,052	14,739
Fifth Street Finance Corp.	37,195	363,023
Financial Engines, Inc.*	19,139	427,948
FXCM, Inc., Class A	3,769	48,959
GAMCO Investors, Inc., Class A	2,949	146,300
GFI Group, Inc.	28,822	108,371
Gladstone Capital Corp.	4,702	38,133
Gladstone Investment Corp.	12,214	92,460
Gleacher & Co., Inc.*	46,262	62,916
Golub Capital BDC, Inc.	7,538	115,105
Harris & Harris Group, Inc.*	6,585	27,328
Hercules Technology Growth Capital, Inc.	23,093	255,870
HFF, Inc., Class A*	16,392	269,976
ICG Group, Inc.*	17,534	156,929
INTL FCStone, Inc.*	5,937	125,271
Investment Technology Group, Inc.*	19,169	229,261
JMP Group, Inc.	3,063	22,605
KBW, Inc.	15,742	291,227
Knight Capital Group, Inc., Class A*	47,650	613,256
Kohlberg Capital Corp.	4,028	27,833
Ladenburg Thalmann Financial Services, Inc.*	23,133	41,177
Main Street Capital Corp.	9,982	245,857
Manning & Napier, Inc.*	2,706	39,778
MCG Capital Corp.	35,069	149,043
Medallion Financial Corp.	3,273	36,527
Medley Capital Corp.	2,297	25,887
MVC Capital, Inc.	5,105	67,029
New Mountain Finance Corp.	1,584	21,764
NGP Capital Resources Co.	15,085	98,807
Oppenheimer Holdings, Inc., Class A	2,257	39,159
PennantPark Investment Corp.	21,438	222,955
Piper Jaffray Cos., Inc.*	7,141	190,093
Prospect Capital Corp.	53,504	587,474
Pzena Investment Management, Inc., Class A	1,941	11,355
Safeguard Scientifics, Inc.*	8,714	149,881
Solar Capital Ltd.	18,425	406,640
Solar Senior Capital Ltd.	1,572	25,325
Stifel Financial Corp.*	25,709	972,829
SWS Group, Inc.	6,284	35,944
TICC Capital Corp.	13,737	133,798
Triangle Capital Corp.	11,496	227,046
Virtus Investment Partners, Inc.*	2,756	236,410
Walter Investment Management Corp.	12,725	286,949
Westwood Holdings Group, Inc.	1,329	51,472

		10,411,387

Commercial Banks (3.3%)
1st Source Corp.	6,487	158,737
1st United Bancorp, Inc./Florida*	15,500	93,775
Alliance Financial Corp./New York	1,030	31,219
Ameris Bancorp*	5,111	67,159
Ames National Corp.	1,794	42,697
Arrow Financial Corp.	2,233	54,485
BancFirst Corp.	1,455	63,380
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,843	250,006
Bancorp, Inc./Delaware*	12,934	129,857
BancorpSouth, Inc.	44,198	595,347
Bank of Kentucky Financial Corp.	1,252	32,214
Bank of Marin Bancorp/California	1,147	43,597
Bank of the Ozarks, Inc.	14,100	440,766
Banner Corp.	3,764	82,921
BBCN Bancorp, Inc.*	34,955	389,049
Boston Private Financial Holdings, Inc.	37,047	367,136
Bridge Bancorp, Inc.	1,491	31,266
Bridge Capital Holdings*	1,893	25,480
Bryn Mawr Bank Corp.	2,499	56,078
Camden National Corp.	3,334	117,190
Capital Bank Corp.*	33,097	74,137
Capital City Bank Group, Inc.	10,343	77,055
Cardinal Financial Corp.	12,235	138,256
Cascade Bancorp*	13,173	74,823
Cathay General Bancorp	37,759	668,334
Center Bancorp, Inc.	2,585	25,928
Centerstate Banks, Inc.	6,432	52,485
Central Pacific Financial Corp.*	3,281	42,489
Century Bancorp, Inc./Massachusetts, Class A	691	18,864
Chemical Financial Corp.	12,198	285,921
Citizens & Northern Corp.	2,641	52,820
City Holding Co.	6,723	233,423
CNB Financial Corp./Pennsylvania	2,733	45,668
CoBiz Financial, Inc.	7,186	50,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Banking System, Inc.	18,916	$430,906
Community Bank System, Inc.	17,141	493,318
Community Trust Bancorp, Inc.	6,301	202,073
CVB Financial Corp.	41,325	485,156
Eagle Bancorp, Inc.*	8,331	139,461
Encore Bancshares, Inc.*	1,782	36,299
Enterprise Bancorp, Inc./Massachusetts	1,292	21,240
Enterprise Financial Services Corp.	3,390	39,799
F.N.B. Corp./Pennsylvania	64,059	773,833
Financial Institutions, Inc.	2,976	48,122
First Bancorp, Inc./Maine	4,668	69,226
First Bancorp/North Carolina	3,263	35,665
First Busey Corp.	47,774	236,004
First Commonwealth Financial Corp.	51,273	313,791
First Community Bancshares, Inc./Virginia	3,438	45,932
First Connecticut Bancorp, Inc./Connecticut	3,901	51,454
First Financial Bancorp	27,277	471,892
First Financial Bankshares, Inc.	14,571	513,045
First Financial Corp./Indiana	4,928	156,464
First Interstate Bancsystem, Inc.	8,219	120,162
First Merchants Corp.	5,535	68,302
First Midwest Bancorp, Inc./Illinois	34,837	417,347
First of Long Island Corp.	1,678	44,467
FirstMerit Corp.	53,225	897,373
German American Bancorp, Inc.	2,745	53,335
Glacier Bancorp, Inc.	33,401	499,011
Great Southern Bancorp, Inc.	2,211	53,064
Hampton Roads Bankshares, Inc.*	7,874	23,858
Hancock Holding Co.	35,354	1,255,421
Hanmi Financial Corp.*	13,899	140,658
Heartland Financial USA, Inc.	2,879	49,922
Heritage Commerce Corp.*	4,324	27,803
Heritage Financial Corp./Washington	3,376	45,914
Home Bancshares, Inc./Arkansas	10,840	288,452
Hudson Valley Holding Corp.	7,117	114,797
IBERIABANK Corp.	14,670	784,405
Independent Bank Corp./Massachusetts	12,707	365,072
International Bancshares Corp.	24,932	527,312
Investors Bancorp, Inc.*	23,056	346,301
Lakeland Bancorp, Inc.	11,020	108,545
Lakeland Financial Corp.	6,890	179,347
MainSource Financial Group, Inc.	9,964	120,066
MB Financial, Inc.	27,231	571,579
Merchants Bancshares, Inc.	1,076	30,322
Metro Bancorp, Inc.*	2,932	34,275
MidSouth Bancorp, Inc.	7,452	101,347
National Bankshares, Inc./Virginia	1,506	45,331
National Penn Bancshares, Inc.	59,953	530,584
NBT Bancorp, Inc.	16,975	374,808
Old National Bancorp/Indiana	47,380	622,573
OmniAmerican Bancorp, Inc.*	2,415	46,754
Oriental Financial Group, Inc.	22,337	270,278
Orrstown Financial Services, Inc.	5,383	47,209
Pacific Capital Bancorp N.A.*	875	39,909
Pacific Continental Corp.	3,981	37,501
PacWest Bancorp	14,079	342,120
Park National Corp.	5,867	405,820
Park Sterling Corp.*	6,824	32,755
Penns Woods Bancorp, Inc.	1,572	64,263
Peoples Bancorp, Inc./Ohio	2,239	39,272
Pinnacle Financial Partners, Inc.*	14,508	266,222
PrivateBancorp, Inc.	27,164	412,078
Prosperity Bancshares, Inc.	22,479	1,029,538
Renasant Corp.	12,223	198,990
Republic Bancorp, Inc./Kentucky, Class A	2,144	51,284
S&T Bancorp, Inc.	12,890	279,584
Sandy Spring Bancorp, Inc.	10,349	188,041
SCBT Financial Corp.	8,657	283,170
Seacoast Banking Corp. of Florida*	15,494	27,269
Sierra Bancorp	9,454	92,933
Signature Bank/New York*	21,350	1,345,904
Simmons First National Corp., Class A	8,364	216,042
Southside Bancshares, Inc.	6,961	153,838
Southwest Bancorp, Inc./Oklahoma*	11,575	106,721
State Bank Financial Corp.*	15,834	277,253
StellarOne Corp.	9,777	116,053
Sterling Bancorp/New York	6,766	64,886
Sterling Financial Corp./Washington*	13,471	281,274
Suffolk Bancorp*	4,287	55,688
Sun Bancorp, Inc./New Jersey*	8,503	30,016
Susquehanna Bancshares, Inc.	79,597	786,418
SVB Financial Group*	19,655	1,264,603
SY Bancorp, Inc.	5,078	117,810
Taylor Capital Group, Inc.*	8,584	123,180
Texas Capital Bancshares, Inc.*	17,666	611,597
Tompkins Financial Corp.	3,734	149,584
TowneBank/Virginia	10,567	142,549
Trico Bancshares	3,030	52,783
Trustmark Corp.	32,201	804,381
UMB Financial Corp.	14,929	667,849
Umpqua Holdings Corp.	56,051	760,052
Union First Market Bankshares Corp.	9,888	138,432
United Bankshares, Inc./West Virginia	23,261	671,312
United Community Banks, Inc./Georgia*	19,158	186,790
Univest Corp. of Pennsylvania	7,188	120,615
Virginia Commerce Bancorp, Inc.*	5,061	44,436
Washington Banking Co.	3,296	45,518
Washington Trust Bancorp, Inc.	6,096	147,157
Webster Financial Corp.	35,050	794,584
WesBanco, Inc.	9,897	199,326
West Bancorp, Inc.	3,343	33,397
West Coast Bancorp/Oregon*	4,175	78,991
Westamerica Bancorp	14,269	684,912
Western Alliance Bancorp*	29,495	249,823
Wilshire Bancorp, Inc.*	13,200	63,756
Wintrust Financial Corp.	16,618	594,758

		34,656,078

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	26,740	280,503
Cash America International, Inc.	14,812	709,939
Credit Acceptance Corp.*	3,347	338,081
DFC Global Corp.*	21,680	409,102
EZCORP, Inc., Class A*	23,537	763,893
First Cash Financial Services, Inc.*	15,333	657,632
First Marblehead Corp.*	12,132	14,801
Imperial Holdings, Inc.*	14,330	38,261
Nelnet, Inc., Class A	12,035	311,827
Netspend Holdings, Inc.*	14,057	109,082
Nicholas Financial, Inc.	2,060	27,171
World Acceptance Corp.*	7,476	457,905

		4,118,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.1%)
California First National Bancorp	2,144	$32,889
Compass Diversified Holdings	17,690	261,635
FX Alliance, Inc.*	1,288	20,196
Gain Capital Holdings, Inc.	1,762	8,845
MarketAxess Holdings, Inc.	13,055	486,821
Marlin Business Services Corp.	1,847	27,816
NewStar Financial, Inc.*	5,896	65,564
PHH Corp.*	25,596	395,970
PICO Holdings, Inc.*	11,100	260,295

		1,560,031

Insurance (1.4%)
Alterra Capital Holdings Ltd.	41,887	962,563
American Equity Investment Life Holding Co.	28,644	365,784
American Safety Insurance Holdings Ltd.*	2,247	42,356
AMERISAFE, Inc.*	7,991	197,697
Amtrust Financial Services, Inc.	12,078	324,657
Argo Group International Holdings Ltd.	13,874	414,416
Baldwin & Lyons, Inc., Class B	5,416	121,210
Citizens, Inc./Texas*	18,414	181,930
CNO Financial Group, Inc.*	110,360	858,601
Crawford & Co., Class B	5,569	27,288
Delphi Financial Group, Inc., Class A	23,181	1,037,813
Donegal Group, Inc., Class A	1,660	22,692
eHealth, Inc.*	9,041	147,459
EMC Insurance Group, Inc.	1,006	20,211
Employers Holdings, Inc.	18,453	326,803
Enstar Group Ltd.*	3,360	332,606
FBL Financial Group, Inc., Class A	5,516	185,889
First American Financial Corp.	51,099	849,776
Flagstone Reinsurance Holdings S.A.	24,219	190,604
Fortegra Financial Corp.*	1,236	10,333
Global Indemnity plc*	6,661	129,823
Greenlight Capital Reinsurance Ltd., Class A*	13,568	334,180
Hallmark Financial Services*	8,777	69,251
Harleysville Group, Inc.	6,064	349,893
Hilltop Holdings, Inc.*	16,997	142,605
Horace Mann Educators Corp.	19,371	341,317
Independence Holding Co.	1,795	17,878
Infinity Property & Casualty Corp.	6,242	326,644
Kansas City Life Insurance Co.	932	30,010
Maiden Holdings Ltd.	21,100	189,900
Meadowbrook Insurance Group, Inc.	26,122	243,718
Montpelier Reinsurance Holdings Ltd.	31,065	600,176
National Financial Partners Corp.*	20,352	308,129
National Interstate Corp.	1,469	37,577
National Western Life Insurance Co., Class A	958	131,122
Navigators Group, Inc.*	5,735	270,921
OneBeacon Insurance Group Ltd., Class A	4,842	74,615
Phoenix Cos., Inc.*	49,617	121,562
Platinum Underwriters Holdings Ltd.	16,796	613,054
Presidential Life Corp.	4,679	53,481
Primerica, Inc.	16,192	408,200
ProAssurance Corp.	13,996	1,233,188
RLI Corp.	8,946	640,891
Safety Insurance Group, Inc.	5,630	234,433
SeaBright Holdings, Inc.	4,258	38,705
Selective Insurance Group, Inc.	25,819	454,673
State Auto Financial Corp.	3,182	46,489
Stewart Information Services Corp.	3,896	55,362
Symetra Financial Corp.	33,917	391,063
Tower Group, Inc.	18,918	424,331
United Fire Group, Inc.	10,810	193,391
Universal Insurance Holdings, Inc.	19,213	74,739

		15,202,009

Real Estate Investment Trusts (REITs) (4.8%)
Acadia Realty Trust (REIT)	20,388	459,546
AG Mortgage Investment Trust, Inc. (REIT)	2,085	41,158
Agree Realty Corp. (REIT)	2,602	58,753
Alexander’s, Inc. (REIT)	983	387,184
American Assets Trust, Inc. (REIT)	15,883	362,132
American Campus Communities, Inc. (REIT)	32,913	1,471,869
American Capital Mortgage Investment Corp. (REIT)	3,649	79,439
Anworth Mortgage Asset Corp. (REIT)	60,702	399,419
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,705	73,633
ARMOUR Residential REIT, Inc. (REIT)	60,234	406,579
Ashford Hospitality Trust, Inc. (REIT)	22,037	198,553
Associated Estates Realty Corp. (REIT)	20,180	329,741
BioMed Realty Trust, Inc. (REIT)	74,863	1,420,900
Campus Crest Communities, Inc. (REIT)	6,666	77,726
CapLease, Inc. (REIT)	27,021	108,895
Capstead Mortgage Corp. (REIT)	42,731	560,203
CBL & Associates Properties, Inc. (REIT)	71,903	1,360,405
Cedar Realty Trust, Inc. (REIT)	27,276	139,653
Chatham Lodging Trust (REIT)	7,691	97,599
Chesapeake Lodging Trust (REIT)	13,970	251,041
Cogdell Spencer, Inc. (REIT)	18,298	77,584
Colonial Properties Trust (REIT)	43,129	937,193
Colony Financial, Inc. (REIT)	16,343	267,698
Coresite Realty Corp. (REIT)	10,696	252,319
Cousins Properties, Inc. (REIT)	42,582	322,772
CreXus Investment Corp. (REIT)	26,933	278,487
CubeSmart (REIT)	55,210	656,999
CYS Investments, Inc. (REIT)	50,581	662,105
DCT Industrial Trust, Inc. (REIT)	119,644	705,900
DiamondRock Hospitality Co. (REIT)	84,075	865,132
DuPont Fabros Technology, Inc. (REIT)	29,581	723,255
Dynex Capital, Inc. (REIT)	22,157	211,599
EastGroup Properties, Inc. (REIT)	12,844	645,026
Education Realty Trust, Inc. (REIT)	40,172	435,464
Entertainment Properties Trust (REIT)	23,086	1,070,729
Equity Lifestyle Properties, Inc. (REIT)	14,533	1,013,531
Equity One, Inc. (REIT)	27,172	549,418
Excel Trust, Inc. (REIT)	12,491	150,891
Extra Space Storage, Inc. (REIT)	43,562	1,254,150
FelCor Lodging Trust, Inc. (REIT)*	53,538	192,737
First Industrial Realty Trust, Inc. (REIT)*	39,974	493,679
First Potomac Realty Trust (REIT)	24,297	293,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Street Properties Corp. (REIT)	33,345	$353,457
Getty Realty Corp. (REIT)	13,218	205,936
Gladstone Commercial Corp. (REIT)	2,702	46,501
Glimcher Realty Trust (REIT)	58,902	601,978
Government Properties Income Trust (REIT)	18,099	436,367
Hatteras Financial Corp. (REIT)	36,738	1,024,990
Healthcare Realty Trust, Inc. (REIT)	38,019	836,418
Hersha Hospitality Trust (REIT)	66,553	363,379
Highwoods Properties, Inc. (REIT)#	35,491	1,182,560
Home Properties, Inc. (REIT)	22,366	1,364,550
Hudson Pacific Properties, Inc. (REIT)	8,938	135,232
Inland Real Estate Corp. (REIT)	36,172	320,846
Invesco Mortgage Capital, Inc. (REIT)	52,967	934,868
Investors Real Estate Trust (REIT)	39,525	303,947
iStar Financial, Inc. (REIT)*	43,518	315,505
Kilroy Realty Corp. (REIT)	31,134	1,451,156
Kite Realty Group Trust (REIT)	12,514	65,949
LaSalle Hotel Properties (REIT)	39,447	1,110,039
Lexington Realty Trust (REIT)	54,601	490,863
LTC Properties, Inc. (REIT)	15,215	486,880
Medical Properties Trust, Inc. (REIT)	57,266	531,428
MFA Financial, Inc. (REIT)	174,293	1,301,969
Mid-America Apartment Communities, Inc. (REIT)	18,853	1,263,717
Mission West Properties, Inc. (REIT)	4,210	41,511
Monmouth Real Estate Investment Corp. (REIT), Class A	16,017	156,006
MPG Office Trust, Inc. (REIT)*	37,488	87,722
National Health Investors, Inc. (REIT)	11,934	582,141
National Retail Properties, Inc. (REIT)	49,661	1,350,283
Newcastle Investment Corp. (REIT)	49,470	310,672
NorthStar Realty Finance Corp. (REIT)	51,947	281,033
Omega Healthcare Investors, Inc. (REIT)	46,991	999,029
One Liberty Properties, Inc. (REIT)	2,642	48,349
Parkway Properties, Inc./Maryland (REIT)	9,269	97,139
Pebblebrook Hotel Trust (REIT)	24,069	543,478
Pennsylvania Real Estate Investment Trust (REIT)	25,686	392,225
PennyMac Mortgage Investment Trust (REIT)	13,499	252,026
Post Properties, Inc. (REIT)	24,575	1,151,584
Potlatch Corp. (REIT)	19,499	611,099
PS Business Parks, Inc. (REIT)	8,543	559,908
RAIT Financial Trust (REIT)	10,552	52,443
Ramco-Gershenson Properties Trust (REIT)	18,850	230,347
Redwood Trust, Inc. (REIT)	36,573	409,618
Resource Capital Corp. (REIT)	38,478	207,396
Retail Opportunity Investments Corp. (REIT)	21,070	253,683
RLJ Lodging Trust (REIT)	13,980	260,447
Sabra Health Care REIT, Inc. (REIT)	16,911	278,017
Saul Centers, Inc. (REIT)	3,355	135,408
Sovran Self Storage, Inc. (REIT)	13,491	672,257
STAG Industrial, Inc. (REIT)	3,581	49,991
Strategic Hotels & Resorts, Inc. (REIT)*	87,546	576,053
Summit Hotel Properties, Inc. (REIT)	6,042	45,798
Sun Communities, Inc. (REIT)	12,189	528,149
Sunstone Hotel Investors, Inc. (REIT)*	56,625	551,527
Tanger Factory Outlet Centers (REIT)	39,923	1,186,911
Terreno Realty Corp. (REIT)	2,764	39,553
Two Harbors Investment Corp. (REIT)	90,464	917,305
UMH Properties, Inc. (REIT)	9,896	108,460
Universal Health Realty Income Trust (REIT)	5,040	199,735
Urstadt Biddle Properties, Inc. (REIT), Class A	11,422	225,470
Washington Real Estate Investment Trust (REIT)	31,802	944,519
Whitestone REIT (REIT), Class B	2,155	28,101
Winthrop Realty Trust (REIT)	6,586	76,332

		50,915,107

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	6,965	84,834
Consolidated-Tomoka Land Co.	2,541	75,595
Forestar Group, Inc.*	17,699	272,388
Kennedy-Wilson Holdings, Inc.	12,343	166,630
Tejon Ranch Co.*	6,600	189,024

		788,471

Thrifts & Mortgage Finance (0.6%)
Apollo Residential Mortgage, Inc.	2,132	39,186
Astoria Financial Corp.	40,114	395,524
Bank Mutual Corp.	19,942	80,566
BankFinancial Corp.	4,514	29,883
Beneficial Mutual Bancorp, Inc.*	16,177	141,387
Berkshire Hills Bancorp, Inc.	10,451	239,537
BofI Holding, Inc.*	2,062	35,219
Brookline Bancorp, Inc.	37,675	353,015
Cape Bancorp, Inc.*	2,348	18,737
Charter Financial Corp./Georgia	1,397	12,517
Clifton Savings Bancorp, Inc.	8,671	90,438
Dime Community Bancshares, Inc.	13,990	204,394
Doral Financial Corp.*	27,291	42,028
ESB Financial Corp.	2,692	38,819
ESSA Bancorp, Inc.	7,096	69,541
Farmer Mac, Class C	2,129	48,328
First Defiance Financial Corp.	2,089	35,221
First Financial Holdings, Inc.	3,504	38,544
First PacTrust Bancorp, Inc.	1,743	20,777
Flagstar Bancorp, Inc.*	131,862	121,313
Flushing Financial Corp.	13,246	178,291
Fox Chase Bancorp, Inc.	9,052	117,676
Franklin Financial Corp./Virginia*	2,976	39,968
Home Federal Bancorp, Inc./Idaho	6,906	69,958
Home Loan Servicing Solutions Ltd.	2,871	40,022
Kearny Financial Corp.	2,840	27,690
Meridian Interstate Bancorp, Inc.*	1,919	25,196
MGIC Investment Corp.*	93,391	463,219
Northfield Bancorp, Inc./New Jersey	7,407	105,327
Northwest Bancshares, Inc.	46,091	585,356
OceanFirst Financial Corp.	3,193	45,468
Ocwen Financial Corp.*	45,865	716,870
Oritani Financial Corp.	24,038	352,878
Provident Financial Services, Inc.	28,871	419,496
Provident New York Bancorp	8,245	69,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Radian Group, Inc.	65,423	$284,590
Rockville Financial, Inc.	6,421	74,805
Roma Financial Corp.	8,971	87,826
Territorial Bancorp, Inc.	2,371	49,340
TrustCo Bank Corp./New York	46,764	267,022
United Financial Bancorp, Inc.	3,477	55,006
ViewPoint Financial Group	15,148	232,976
Walker & Dunlop, Inc.*	2,332	29,383
Westfield Financial, Inc.	11,925	94,327
WSFS Financial Corp.	2,869	117,629

		6,605,046

Total Financials		124,256,326

Health Care (6.6%)
Biotechnology (2.0%)
Achillion Pharmaceuticals, Inc.*	24,462	234,346
Acorda Therapeutics, Inc.*	18,742	497,600
Aegerion Pharmaceuticals, Inc.*	2,127	29,416
Affymax, Inc.*	16,259	190,881
Alkermes plc*	46,665	865,636
Allos Therapeutics, Inc.*	34,875	51,615
Alnylam Pharmaceuticals, Inc.*	19,050	210,883
AMAG Pharmaceuticals, Inc.*	4,593	73,166
Amicus Therapeutics, Inc.*	4,204	22,197
Anacor Pharmaceuticals, Inc.*	2,688	15,832
Anthera Pharmaceuticals, Inc.*	4,429	9,788
Ardea Biosciences, Inc.*	8,057	175,320
Arena Pharmaceuticals, Inc.*	61,742	189,548
ARIAD Pharmaceuticals, Inc.*	72,529	1,156,838
ArQule, Inc.*	26,562	186,200
Array BioPharma, Inc.*	17,631	60,122
Astex Pharmaceuticals*	27,051	50,315
AVEO Pharmaceuticals, Inc.*	17,211	213,589
AVI BioPharma, Inc.*	66,631	102,612
BioCryst Pharmaceuticals, Inc.*	6,243	30,154
BioMimetic Therapeutics, Inc.*	12,265	30,295
BioSante Pharmaceuticals, Inc.*	29,092	19,783
Biospecifics Technologies Corp.*	2,289	36,212
Biotime, Inc.*	15,999	70,556
Cell Therapeutics, Inc.*	101,831	132,380
Celldex Therapeutics, Inc.*	21,473	109,298
Cepheid, Inc.*	28,966	1,211,648
Chelsea Therapeutics International Ltd.*	12,524	32,061
ChemoCentryx, Inc.*	1,114	11,875
Cleveland Biolabs, Inc.*	6,253	15,382
Clovis Oncology, Inc.*	2,317	58,968
Codexis, Inc.*	15,690	57,269
Cubist Pharmaceuticals, Inc.*	28,055	1,213,379
Curis, Inc.*	35,434	170,792
Cytori Therapeutics, Inc.*	31,449	78,308
DUSA Pharmaceuticals, Inc.*	5,135	32,145
Dyax Corp.*	53,677	83,736
Dynavax Technologies Corp.*	66,541	336,697
Emergent Biosolutions, Inc.*	10,771	172,336
Enzon Pharmaceuticals, Inc.*	8,174	55,910
Exact Sciences Corp.*	29,565	329,945
Exelixis, Inc.*	66,284	343,351
Genomic Health, Inc.*	10,002	306,161
Geron Corp.*	53,063	89,676
GTx, Inc.*	4,872	18,757
Halozyme Therapeutics, Inc.*	37,410	477,352
Horizon Pharma, Inc.*	733	3,035
Idenix Pharmaceuticals, Inc.*	28,630	280,288
Immunogen, Inc.*	37,779	543,640
Immunomedics, Inc.*	14,240	51,691
Incyte Corp.*	42,348	817,316
Infinity Pharmaceuticals, Inc.*	10,548	126,154
Insmed, Inc.*	14,440	52,417
InterMune, Inc.*	26,829	393,581
Ironwood Pharmaceuticals, Inc.*	25,986	345,874
Isis Pharmaceuticals, Inc.*	49,746	436,272
Keryx Biopharmaceuticals, Inc.*	33,115	164,913
Lexicon Pharmaceuticals, Inc.*	39,872	74,162
Ligand Pharmaceuticals, Inc., Class B*	4,241	67,644
MannKind Corp.*	38,815	95,873
Maxygen, Inc.*	6,392	36,690
Medivation, Inc.*	14,344	1,071,784
Metabolix, Inc.*	13,684	38,726
Momenta Pharmaceuticals, Inc.*	20,629	316,036
Nabi Biopharmaceuticals*	29,671	55,188
Neostem, Inc.*	13,982	5,278
Neurocrine Biosciences, Inc.*	25,807	205,682
NewLink Genetics Corp.*	1,507	13,789
Novavax, Inc.*	58,684	73,942
NPS Pharmaceuticals, Inc.*	43,470	297,335
Nymox Pharmaceutical Corp.*	3,985	32,039
OncoGenex Pharmaceutical, Inc.*	2,999	39,857
Oncothyreon, Inc.*	9,001	39,244
Onyx Pharmaceuticals, Inc.*	30,861	1,162,842
Opko Health, Inc.*	54,332	256,990
Orexigen Therapeutics, Inc.*	20,415	83,702
Osiris Therapeutics, Inc.*	14,195	72,678
PDL BioPharma, Inc.	63,259	401,695
Peregrine Pharmaceuticals, Inc.*	20,509	11,077
Pharmacyclics, Inc.*	20,958	581,794
PharmAthene, Inc.*	8,056	14,259
Progenics Pharmaceuticals, Inc.*	6,345	62,815
Raptor Pharmaceutical Corp.*	21,467	145,117
Rigel Pharmaceuticals, Inc.*	34,407	276,976
Sangamo BioSciences, Inc.*	23,425	114,783
Savient Pharmaceuticals, Inc.*	31,832	69,394
Sciclone Pharmaceuticals, Inc.*	22,997	145,111
Seattle Genetics, Inc.*	46,066	938,825
SIGA Technologies, Inc.*	16,242	54,573
Spectrum Pharmaceuticals, Inc.*	29,068	367,129
Sunesis Pharmaceuticals, Inc.*	5,874	16,858
Synta Pharmaceuticals Corp.*	5,687	24,738
Targacept, Inc.*	11,856	60,703
Theravance, Inc.*	34,479	672,340
Trius Therapeutics, Inc.*	2,148	11,492
Vanda Pharmaceuticals, Inc.*	18,832	90,205
Verastem, Inc.*	1,362	14,887
Vical, Inc.*	18,419	62,625
Zalicus, Inc.*	15,989	19,187
ZIOPHARM Oncology, Inc.*	14,525	78,435

		21,350,010

Health Care Equipment & Supplies (1.6%)
Abaxis, Inc.*	10,320	300,622
ABIOMED, Inc.*	14,854	329,610
Accuray, Inc.*	30,966	218,620
Align Technology, Inc.*	29,387	809,612
Alphatec Holdings, Inc.*	37,001	87,692
Analogic Corp.	6,173	416,924
AngioDynamics, Inc.*	10,222	125,220
Antares Pharma, Inc.*	19,030	61,467
ArthroCare Corp.*	12,614	338,686
AtriCure, Inc.*	2,938	29,233
Atrion Corp.	744	156,396
Bacterin International Holdings, Inc.*	5,175	12,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Biolase Technology, Inc.*	6,571	$17,807
Cantel Medical Corp.	8,492	213,064
Cardiovascular Systems, Inc.*	3,090	28,583
Cerus Corp.*	11,165	44,883
Conceptus, Inc.*	12,842	184,668
CONMED Corp.	14,208	424,393
CryoLife, Inc.*	5,907	31,130
Cyberonics, Inc.*	13,191	502,973
Cynosure, Inc., Class A*	2,089	37,310
Delcath Systems, Inc.*	20,815	65,359
DexCom, Inc.*	30,804	321,286
DynaVox, Inc., Class A*	14,630	45,060
Endologix, Inc.*	20,430	299,300
Exactech, Inc.*	5,011	79,424
Greatbatch, Inc.*	10,121	248,167
Haemonetics Corp.*	12,836	894,412
Hansen Medical, Inc.*	10,792	32,376
HeartWare International, Inc.*	5,994	393,746
ICU Medical, Inc.*	5,779	284,096
Insulet Corp.*	23,106	442,249
Integra LifeSciences Holdings Corp.*	9,456	328,029
Invacare Corp.	13,411	222,220
IRIS International, Inc.*	9,964	134,614
Kensey Nash Corp.	5,094	149,050
MAKO Surgical Corp.*	15,256	643,040
Masimo Corp.*	25,552	597,406
Medical Action Industries, Inc.*	12,489	71,437
Meridian Bioscience, Inc.	19,170	371,515
Merit Medical Systems, Inc.*	18,158	225,522
Natus Medical, Inc.*	12,196	145,498
Navidea Biopharmaceuticals, Inc.*	20,511	67,276
Neogen Corp.*	10,512	410,704
NuVasive, Inc.*	19,447	327,487
NxStage Medical, Inc.*	22,367	431,012
OraSure Technologies, Inc.*	24,216	278,242
Orthofix International N.V.*	8,431	316,837
Palomar Medical Technologies, Inc.*	4,112	38,406
Quidel Corp.*	18,297	336,116
Rockwell Medical Technologies, Inc.*	10,527	99,585
RTI Biologics, Inc.*	11,926	44,126
Solta Medical, Inc.*	13,095	39,678
Spectranetics Corp.*	7,218	75,067
STAAR Surgical Co.*	17,189	186,157
Stereotaxis, Inc.*	37,414	24,319
STERIS Corp.	26,961	852,507
SurModics, Inc.*	3,298	50,690
Symmetry Medical, Inc.*	16,453	116,323
Synergetics USA, Inc.*	4,830	31,395
Tornier N.V.*	2,282	58,647
Unilife Corp.*	26,426	107,290
Uroplasty, Inc.*	4,242	12,768
Vascular Solutions, Inc.*	7,462	80,515
Volcano Corp.*	24,568	696,503
West Pharmaceutical Services, Inc.	16,843	716,333
Wright Medical Group, Inc.*	19,073	368,490
Young Innovations, Inc.	1,209	37,382
Zeltiq Aesthetics, Inc.*	1,645	10,150
Zoll Medical Corp.*	10,660	987,436

		17,166,664

Health Care Providers & Services (1.4%)
Accretive Health, Inc.*	19,968	398,761
Air Methods Corp.*	5,672	494,882
Alliance HealthCare Services, Inc.*	19,498	29,247
Almost Family, Inc.*	1,780	46,298
Amedisys, Inc.*	13,182	190,612
AMN Healthcare Services, Inc.*	23,912	144,907
Amsurg Corp.*	15,692	439,062
Assisted Living Concepts, Inc., Class A	4,232	70,293
Bio-Reference Labs, Inc.*	10,437	245,374
BioScrip, Inc.*	8,801	59,759
Capital Senior Living Corp.*	5,949	54,969
CardioNet, Inc.*	18,628	57,374
Centene Corp.*	24,398	1,194,770
Chemed Corp.	10,168	637,330
Chindex International, Inc.*	8,195	77,852
Corvel Corp.*	1,344	53,612
Cross Country Healthcare, Inc.*	5,910	29,609
Emeritus Corp.*	15,368	271,399
Ensign Group, Inc.	8,141	221,110
ExamWorks Group, Inc.*	5,856	72,732
Five Star Quality Care, Inc.*	21,844	74,488
Gentiva Health Services, Inc.*	13,474	117,763
Hanger Orthopedic Group, Inc.*	16,837	368,057
HealthSouth Corp.*	46,217	946,524
Healthways, Inc.*	16,658	122,603
HMS Holdings Corp.*	40,764	1,272,244
IPC The Hospitalist Co., Inc.*	7,852	289,817
Kindred Healthcare, Inc.*	24,968	215,723
Landauer, Inc.	4,590	243,362
LHC Group, Inc.*	7,296	135,195
Magellan Health Services, Inc.*	13,158	642,242
Metropolitan Health Networks, Inc.*	19,264	180,504
MModal, Inc.*	7,247	76,456
Molina Healthcare, Inc.*	12,346	415,196
MWI Veterinary Supply, Inc.*	5,773	508,024
National Healthcare Corp.	4,656	212,127
National Research Corp.	2,165	92,965
Owens & Minor, Inc.#	29,040	883,106
PharMerica Corp.*	6,367	79,142
Providence Service Corp.*	6,719	104,212
PSS World Medical, Inc.*	25,823	654,355
RadNet, Inc.*	6,462	20,549
Select Medical Holdings Corp.*	21,215	163,143
Skilled Healthcare Group, Inc., Class A*	14,371	110,082
Sun Healthcare Group, Inc.*	12,112	82,846
Sunrise Senior Living, Inc.*	27,206	171,942
Team Health Holdings, Inc.*	13,368	274,846
Triple-S Management Corp., Class B*	9,858	227,720
U.S. Physical Therapy, Inc.	2,568	59,192
Universal American Corp.	14,736	158,854
Vanguard Health Systems, Inc.*	6,615	65,224
WellCare Health Plans, Inc.*	19,410	1,395,191

		15,153,646

Health Care Technology (0.3%)
athenahealth, Inc.*	15,897	1,178,286
Computer Programs & Systems, Inc.	5,155	291,361
Epocrates, Inc.*	6,249	53,616
Greenway Medical Technologies*	1,651	25,227
HealthStream, Inc.*	8,215	190,506
MedAssets, Inc.*	21,370	281,229
Medidata Solutions, Inc.*	10,267	273,513
Merge Healthcare, Inc.*	25,476	149,035
Omnicell, Inc.*	14,001	212,955
Quality Systems, Inc.	17,779	777,476
Transcend Services, Inc.*	4,112	120,687

		3,553,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	15,269	$65,199
Albany Molecular Research, Inc.*	14,797	39,952
BG Medicine, Inc.*	1,732	12,159
Cambrex Corp.*	12,628	88,270
Complete Genomics, Inc.*	8,756	24,692
Enzo Biochem, Inc.*	23,804	64,033
eResearchTechnology, Inc.*	21,314	166,675
Fluidigm Corp.*	1,378	21,676
Furiex Pharmaceuticals, Inc.*	2,089	49,363
Harvard Bioscience, Inc.*	4,954	19,420
Luminex Corp.*	18,433	430,410
Medtox Scientific, Inc.*	1,596	26,908
Pacific Biosciences of California, Inc.*	14,695	50,257
PAREXEL International Corp.*	27,602	744,426
Sequenom, Inc.*	52,259	212,694

		2,016,134

Pharmaceuticals (1.1%)
Acura Pharmaceuticals, Inc.*	19,866	68,736
Akorn, Inc.*	28,143	329,273
Alimera Sciences, Inc.*	9,614	32,495
Ampio Pharmaceuticals, Inc.*	4,730	16,129
Auxilium Pharmaceuticals, Inc.*	21,875	406,219
AVANIR Pharmaceuticals, Inc., Class A*	58,785	201,045
Cadence Pharmaceuticals, Inc.*	28,739	106,334
Cempra, Inc.*	911	6,878
Columbia Laboratories, Inc.*	49,103	34,863
Corcept Therapeutics, Inc.*	8,905	34,997
Cornerstone Therapeutics, Inc.*	8,056	48,014
Depomed, Inc.*	24,637	154,228
Durect Corp.*	49,962	39,970
Endocyte, Inc.*	12,252	61,015
Hi-Tech Pharmacal Co., Inc.*	5,760	206,957
Impax Laboratories, Inc.*	32,746	804,897
ISTA Pharmaceuticals, Inc.*	6,936	62,493
Jazz Pharmaceuticals plc*	11,037	534,963
KV Pharmaceutical Co., Class A*	11,459	15,126
Lannett Co., Inc.*	8,745	36,467
MAP Pharmaceuticals, Inc.*	9,931	142,609
Medicines Co.*	26,105	523,927
Medicis Pharmaceutical Corp., Class A	29,963	1,126,309
Nektar Therapeutics*	56,018	443,663
Obagi Medical Products, Inc.*	7,721	103,461
Optimer Pharmaceuticals, Inc.*	20,913	290,691
Pacira Pharmaceuticals, Inc.*	1,526	17,610
Pain Therapeutics, Inc.*	15,250	54,748
Par Pharmaceutical Cos., Inc.*	17,461	676,265
Pernix Therapeutics Holdings*	741	6,669
Pozen, Inc.*	12,110	72,660
Questcor Pharmaceuticals, Inc.*	24,210	910,780
Sagent Pharmaceuticals, Inc.*	1,433	25,608
Salix Pharmaceuticals Ltd.*	27,005	1,417,762
Santarus, Inc.*	11,556	67,603
Sucampo Pharmaceuticals, Inc., Class A*	2,625	19,556
Transcept Pharmaceuticals, Inc.*	999	10,509
ViroPharma, Inc.*	32,701	983,319
Vivus, Inc.*	42,518	950,702
XenoPort, Inc.*	23,750	106,875
Zogenix, Inc.*	4,191	8,382

		11,160,807

Total Health Care		70,401,152

Industrials (8.3%)
Aerospace & Defense (1.0%)
AAR Corp.	19,025	347,206
Aerovironment, Inc.*	7,769	208,287
American Science & Engineering, Inc.	3,973	266,390
Astronics Corp.*	2,232	78,031
Ceradyne, Inc.	12,377	402,995
Cubic Corp.	7,413	350,487
Curtiss-Wright Corp.	23,251	860,519
DigitalGlobe, Inc.*	17,764	236,972
Ducommun, Inc.*	5,052	60,119
Esterline Technologies Corp.*	15,148	1,082,476
GenCorp, Inc.*	13,030	92,513
GeoEye, Inc.*	10,447	251,459
HEICO Corp.	19,317	996,564
Hexcel Corp.*	45,287	1,087,341
KEYW Holding Corp.*	11,801	91,458
Kratos Defense & Security Solutions, Inc.*	6,417	34,267
LMI Aerospace, Inc.*	1,988	36,182
Moog, Inc., Class A*	22,299	956,404
National Presto Industries, Inc.	2,250	170,685
Orbital Sciences Corp.*	28,510	374,906
Taser International, Inc.*	26,874	116,633
Teledyne Technologies, Inc.*	17,904	1,128,847
Triumph Group, Inc.	17,461	1,094,106

		10,324,847

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	11,625	67,309
Atlas Air Worldwide Holdings, Inc.*	13,125	645,881
Forward Air Corp.	13,220	484,777
Hub Group, Inc., Class A*	17,792	641,046
Pacer International, Inc.*	15,199	96,058
Park-Ohio Holdings Corp.*	1,751	35,108

		1,970,179

Airlines (0.3%)
Alaska Air Group, Inc.*	33,188	1,188,794
Allegiant Travel Co.*	6,543	356,593
Hawaiian Holdings, Inc.*	10,903	57,023
JetBlue Airways Corp.*	120,029	586,942
Republic Airways Holdings, Inc.*	10,435	51,549
SkyWest, Inc.	25,302	279,587
Spirit Airlines, Inc.*	3,368	67,596
U.S. Airways Group, Inc.*	77,659	589,432

		3,177,516

Building Products (0.4%)
A.O. Smith Corp.	19,034	855,578
AAON, Inc.	8,109	163,721
Ameresco, Inc., Class A*	3,828	51,869
American Woodmark Corp.	6,628	119,304
Apogee Enterprises, Inc.	11,403	147,669
Builders FirstSource, Inc.*	9,576	40,506
Gibraltar Industries, Inc.*	14,034	212,615
Griffon Corp.	21,347	228,413
Insteel Industries, Inc.	8,901	108,147
NCI Building Systems, Inc.*	9,176	105,616
Quanex Building Products Corp.	17,136	302,108
Simpson Manufacturing Co., Inc.	19,766	637,453
Trex Co., Inc.*	7,570	242,846
Universal Forest Products, Inc.	8,381	288,977
USG Corp.*	35,705	614,126

		4,118,948

Commercial Services & Supplies (1.4%)
A.T. Cross Co., Class A*	2,027	24,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ABM Industries, Inc.	24,603	$597,853
ACCO Brands Corp.*	23,762	294,886
American Reprographics Co.*	7,887	42,511
Brink’s Co.	23,763	567,223
Casella Waste Systems, Inc., Class A*	5,918	36,869
Cenveo, Inc.*	22,764	76,942
Clean Harbors, Inc.*	22,128	1,489,878
CompX International, Inc.	205	2,852
Consolidated Graphics, Inc.*	3,599	162,855
Courier Corp.	6,884	79,854
Deluxe Corp.	24,218	567,186
Encore Capital Group, Inc.*	6,491	146,372
EnergySolutions, Inc.*	17,232	84,437
EnerNOC, Inc.*	10,171	73,231
Ennis, Inc.	10,834	171,394
Fuel Tech, Inc.*	10,861	59,301
G&K Services, Inc., Class A	9,380	320,796
GEO Group, Inc.*	29,733	565,224
Healthcare Services Group, Inc.	30,416	646,948
Heritage-Crystal Clean, Inc.*	1,027	20,489
Herman Miller, Inc.	28,674	658,355
HNI Corp.	21,160	587,190
InnerWorkings, Inc.*	5,584	65,054
Interface, Inc., Class A	25,167	351,080
Intersections, Inc.	2,111	26,979
Kimball International, Inc., Class B	16,389	113,248
Knoll, Inc.	23,879	397,347
McGrath RentCorp	11,657	374,306
Metalico, Inc.*	20,249	86,463
Mine Safety Appliances Co.	12,842	527,549
Mobile Mini, Inc.*	20,429	431,461
Multi-Color Corp.	2,463	55,442
NL Industries, Inc.	1,401	20,875
Portfolio Recovery Associates, Inc.*	8,596	616,505
Quad/Graphics, Inc.	11,574	160,879
Rollins, Inc.	30,666	652,572
Schawk, Inc.	6,983	87,357
Standard Parking Corp.*	3,421	70,131
Steelcase, Inc., Class A	37,834	363,206
Swisher Hygiene, Inc.*	18,258	44,915
Sykes Enterprises, Inc.*	20,028	316,442
Team, Inc.*	9,312	288,206
Tetra Tech, Inc.#*	31,153	821,193
TMS International Corp., Class A*	2,786	33,711
TRC Cos., Inc.*	3,721	22,735
U.S. Ecology, Inc.	3,991	86,764
UniFirst Corp.	6,640	408,692
United Stationers, Inc.	19,687	610,888
Viad Corp.	8,311	161,483

		14,472,534

Construction & Engineering (0.4%)
Aegion Corp.*	18,262	325,612
Argan, Inc.	1,676	26,883
Comfort Systems USA, Inc.	15,587	170,054
Dycom Industries, Inc.*	18,148	423,937
EMCOR Group, Inc.	31,988	886,707
Furmanite Corp.*	8,002	51,373
Granite Construction, Inc.	19,320	555,257
Great Lakes Dredge & Dock Corp.	26,912	194,305
Layne Christensen Co.*	9,596	213,511
MasTec, Inc.*	28,414	514,009
Michael Baker Corp.*	1,804	43,025
MYR Group, Inc.*	9,326	166,562
Northwest Pipe Co.*	2,018	42,862
Orion Marine Group, Inc.*	5,855	42,332
Pike Electric Corp.*	10,603	87,263
Primoris Services Corp.	16,582	266,307
Sterling Construction Co., Inc.*	3,571	34,817
Tutor Perini Corp.*	14,036	218,681
UniTek Global Services, Inc.*	2,319	7,815

		4,271,312

Electrical Equipment (0.6%)
A123 Systems, Inc.*	37,006	41,447
Active Power, Inc.*	20,728	16,170
Acuity Brands, Inc.	19,997	1,256,412
American Superconductor Corp.*	21,986	90,582
AZZ, Inc.	6,000	309,840
Belden, Inc.	22,587	856,273
Brady Corp., Class A	23,678	765,983
Broadwind Energy, Inc.*	33,706	15,845
Capstone Turbine Corp.*	55,581	56,693
Coleman Cable, Inc.*	1,787	17,370
Encore Wire Corp.	8,553	254,281
EnerSys*	24,221	839,258
Franklin Electric Co., Inc.	10,766	528,288
FuelCell Energy, Inc.*	33,579	52,719
Generac Holdings, Inc.*	12,484	306,482
Global Power Equipment Group, Inc.*	7,916	219,273
II-VI, Inc.*	24,448	578,195
LSI Industries, Inc.	4,210	30,859
Powell Industries, Inc.*	1,907	65,315
PowerSecure International, Inc.*	10,069	61,018
Preformed Line Products Co.	518	33,929
SatCon Technology Corp.*	44,818	16,134
Thermon Group Holdings, Inc.*	2,161	44,192
Valence Technology, Inc.*	16,754	13,542
Vicor Corp.	10,674	85,392

		6,555,492

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	8,373	510,837
Seaboard Corp.*	103	200,953
Standex International Corp.	6,096	251,094

		962,884

Machinery (1.7%)
Accuride Corp.*	8,731	75,872
Actuant Corp., Class A	31,189	904,169
Alamo Group, Inc.	1,427	42,896
Albany International Corp., Class A	13,937	319,854
Altra Holdings, Inc.*	11,794	226,445
American Railcar Industries, Inc.*	2,108	49,559
Ampco-Pittsburgh Corp.	1,852	37,281
Astec Industries, Inc.*	9,238	337,002
Barnes Group, Inc.	25,233	663,880
Blount International, Inc.*	22,257	371,247
Briggs & Stratton Corp.	22,707	407,137
Cascade Corp.	4,210	211,005
Chart Industries, Inc.*	14,172	1,039,233
CIRCOR International, Inc.	8,488	282,396
CLARCOR, Inc.	24,276	1,191,709
Colfax Corp.*	22,805	803,648
Columbus McKinnon Corp.*	7,809	127,209
Commercial Vehicle Group, Inc.*	12,416	151,599
Douglas Dynamics, Inc.	4,190	57,612
Dynamic Materials Corp.	2,876	60,712
Energy Recovery, Inc.*	20,704	47,619
EnPro Industries, Inc.*	10,152	417,247
ESCO Technologies, Inc.	12,434	457,198
Federal Signal Corp.*	30,567	169,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Flow International Corp.*	10,236	$41,149
FreightCar America, Inc.	5,474	123,110
Gorman-Rupp Co.	7,348	214,415
Graham Corp.	2,137	46,779
Greenbrier Cos., Inc.*	10,091	199,701
Hurco Cos., Inc.*	1,397	39,465
John Bean Technologies Corp.	11,643	188,617
Kadant, Inc.*	2,435	58,002
Kaydon Corp.	15,931	406,400
L.B. Foster Co., Class A	1,949	55,566
Lindsay Corp.	6,051	401,000
Lydall, Inc.*	3,697	37,672
Meritor, Inc.*	46,105	372,067
Met-Pro Corp.	9,446	99,750
Middleby Corp.*	8,523	862,357
Miller Industries, Inc.	2,455	41,539
Mueller Industries, Inc.	18,954	861,459
Mueller Water Products, Inc., Class A	72,075	240,010
NACCO Industries, Inc., Class A	2,476	288,132
NN, Inc.*	3,617	29,515
Omega Flex, Inc.*	3,687	46,825
PMFG, Inc.*	7,426	111,464
Proto Labs, Inc.*	1,065	36,306
RBC Bearings, Inc.*	10,955	505,354
Robbins & Myers, Inc.	17,979	935,807
Sauer-Danfoss, Inc.	5,597	263,059
Sun Hydraulics Corp.	10,058	263,117
Tecumseh Products Co., Class A*	18,111	72,806
Tennant Co.	8,788	386,672
Titan International, Inc.	20,467	484,045
Trimas Corp.*	11,726	262,545
Twin Disc, Inc.	1,823	47,562
Wabash National Corp.*	29,417	304,466
Watts Water Technologies, Inc., Class A	14,522	591,771
Woodward, Inc.	29,441	1,260,958
Xerium Technologies, Inc.*	8,349	53,851

		18,685,795

Marine (0.0%)
Baltic Trading Ltd.	9,998	41,492
Eagle Bulk Shipping, Inc.*	25,367	49,212
Excel Maritime Carriers Ltd.*	9,516	19,032
Genco Shipping & Trading Ltd.*	7,545	47,986
International Shipholding Corp.	4,169	96,262
Ultrapetrol Bahamas Ltd.*	17,054	34,108

		288,092

Professional Services (0.8%)
Acacia Research Corp.*	20,765	866,731
Advisory Board Co.*	7,803	691,502
Barrett Business Services, Inc.	5,238	103,870
CBIZ, Inc.*	8,565	54,131
CDI Corp.	2,755	49,397
Corporate Executive Board Co.	16,176	695,730
CoStar Group, Inc.*	12,659	874,104
CRA International, Inc.*	2,343	59,090
Dolan Co.*	12,339	112,408
Exponent, Inc.*	6,852	332,459
Franklin Covey Co.*	2,821	26,546
FTI Consulting, Inc.*	21,057	790,059
GP Strategies Corp.*	3,203	56,052
Heidrick & Struggles International, Inc.	7,059	155,510
Hill International, Inc.*	5,250	20,632
Hudson Highland Group, Inc.*	6,991	37,612
Huron Consulting Group, Inc.*	10,742	403,470
ICF International, Inc.*	8,538	216,609
Insperity, Inc.	10,557	323,466
Kelly Services, Inc., Class A	10,690	170,933
Kforce, Inc.*	13,977	208,257
Korn/Ferry International*	22,855	382,821
Mistras Group, Inc.*	3,200	76,224
Navigant Consulting, Inc.*	21,961	305,478
Odyssey Marine Exploration, Inc.*	15,717	48,723
On Assignment, Inc.*	18,790	328,261
Pendrell Corp.*	67,567	176,350
Resources Connection, Inc.	21,650	304,182
RPX Corp.*	2,149	36,447
TrueBlue, Inc.*	19,166	342,688
VSE Corp.	3,354	83,213

		8,332,955

Road & Rail (0.7%)
Amerco, Inc.	4,207	443,881
Arkansas Best Corp.	12,182	229,143
Avis Budget Group, Inc.*	50,792	718,707
Celadon Group, Inc.	4,345	67,565
Covenant Transportation Group, Inc., Class A*	1,478	4,730
Dollar Thrifty Automotive Group, Inc.*	13,837	1,119,552
Genesee & Wyoming, Inc., Class A*	18,194	993,029
Heartland Express, Inc.	22,883	330,888
Knight Transportation, Inc.	28,380	501,191
Marten Transport Ltd.	3,374	74,464
Old Dominion Freight Line, Inc.*	21,697	1,034,296
Patriot Transportation Holding, Inc.*	4,318	100,566
Quality Distribution, Inc.*	3,507	48,326
RailAmerica, Inc.*	9,066	194,556
Roadrunner Transportation Systems, Inc.*	1,971	34,197
Saia, Inc.*	7,736	131,589
Swift Transportation Co.*	39,588	456,846
Universal Truckload Services, Inc.	1,108	16,686
Werner Enterprises, Inc.	20,063	498,766
Zipcar, Inc.*	6,624	98,101

		7,097,079

Trading Companies & Distributors (0.7%)
Aceto Corp.	15,587	147,921
Aircastle Ltd.	24,465	299,452
Applied Industrial Technologies, Inc.	20,786	854,928
Beacon Roofing Supply, Inc.*	23,021	593,021
CAI International, Inc.*	2,621	47,650
DXP Enterprises, Inc.*	1,881	81,805
Essex Rental Corp.*	3,839	14,665
H&E Equipment Services, Inc.*	13,871	262,439
Houston Wire & Cable Co.	8,549	118,746
Interline Brands, Inc.*	15,148	327,348
Kaman Corp.	12,230	415,208
Lawson Products, Inc.	3,923	59,277
RSC Holdings, Inc.*	33,870	765,123
Rush Enterprises, Inc., Class A*	14,263	302,661
SeaCube Container Leasing Ltd.	2,303	39,612
TAL International Group, Inc.	10,919	400,836
Textainer Group Holdings Ltd.	5,171	175,297
Titan Machinery, Inc.*	7,362	207,608
United Rentals, Inc.*	30,151	1,293,176
Watsco, Inc.	12,799	947,638

		7,354,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,525	$73,305

Total Industrials		87,685,349

Information Technology (8.8%)
Communications Equipment (1.0%)
ADTRAN, Inc.	31,051	968,481
Anaren, Inc.*	3,280	60,188
Arris Group, Inc.*	59,650	674,045
Aruba Networks, Inc.*	43,092	960,090
Aviat Networks, Inc.*	31,543	88,951
Bel Fuse, Inc., Class B	2,275	40,199
Black Box Corp.	8,703	222,014
Calix, Inc.*	17,379	148,243
Communications Systems, Inc.	1,445	18,973
Comtech Telecommunications Corp.	11,125	362,453
Dialogic, Inc.*	4,097	3,565
Digi International, Inc.*	5,497	60,412
Emcore Corp.*	16,022	76,425
Emulex Corp.*	38,570	400,357
Extreme Networks, Inc.*	19,915	76,274
Finisar Corp.*	43,792	882,409
Globecomm Systems, Inc.*	4,863	70,416
Harmonic, Inc.*	55,792	305,182
Infinera Corp.*	52,195	423,823
InterDigital, Inc.	22,748	792,995
Ixia*	19,357	241,769
KVH Industries, Inc.*	7,225	75,863
Loral Space & Communications, Inc.*	4,777	380,249
Meru Networks, Inc.*	7,724	31,282
NETGEAR, Inc.*	18,052	689,586
Numerex Corp., Class A*	2,063	20,176
Oclaro, Inc.*	23,105	91,034
Oplink Communications, Inc.*	4,228	72,299
Opnext, Inc.*	45,234	70,113
Plantronics, Inc.	20,461	823,760
Powerwave Technologies, Inc.*	14,204	29,118
Procera Networks, Inc.*	3,114	69,629
ShoreTel, Inc.*	10,215	58,021
Sonus Networks, Inc.*	93,021	269,761
Sycamore Networks, Inc.*	9,682	171,759
Symmetricom, Inc.*	9,352	53,961
Ubiquiti Networks, Inc.*	1,896	59,970
ViaSat, Inc.*	18,205	877,663
Westell Technologies, Inc., Class A*	40,307	93,915

		10,815,423

Computers & Peripherals (0.3%)
3D Systems Corp.*	20,965	493,516
Avid Technology, Inc.*	6,395	70,345
Cray, Inc.*	7,826	57,286
Dot Hill Systems Corp.*	11,917	17,995
Electronics for Imaging, Inc.*	23,122	384,288
Imation Corp.*	15,298	94,695
Immersion Corp.*	6,105	33,333
Intermec, Inc.*	28,401	219,540
Intevac, Inc.*	4,944	42,024
Novatel Wireless, Inc.*	13,976	46,820
OCZ Technology Group, Inc.*	28,938	201,987
Quantum Corp.*	106,582	279,245
Rimage Corp.	6,411	64,174
Silicon Graphics International Corp.*	15,227	147,397
STEC, Inc.*	16,878	159,328
Stratasys, Inc.*	9,607	350,848
Super Micro Computer, Inc.*	11,398	199,009
Synaptics, Inc.*	15,128	552,323
Xyratex Ltd.	13,635	216,933

		3,631,086

Electronic Equipment, Instruments & Components (1.4%)
Aeroflex Holding Corp.*	4,287	47,757
Agilysys, Inc.*	3,642	32,742
Anixter International, Inc.*	13,226	959,282
Badger Meter, Inc.	7,094	241,125
Benchmark Electronics, Inc.*	29,424	485,202
Brightpoint, Inc.*	32,167	258,944
Checkpoint Systems, Inc.*	17,931	202,262
Cognex Corp.	20,372	862,958
Coherent, Inc.*	11,547	673,537
CTS Corp.	7,415	78,006
Daktronics, Inc.	7,591	67,484
DDi Corp.	3,281	40,028
DTS, Inc.*	8,273	250,010
Echelon Corp.*	19,597	86,815
Electro Rent Corp.	4,085	75,205
Electro Scientific Industries, Inc.	4,886	73,339
eMagin Corp.*	3,661	11,898
Fabrinet*	9,323	165,110
FARO Technologies, Inc.*	7,885	459,932
FEI Co.*	18,091	888,449
GSI Group, Inc.*	5,583	67,331
Identive Group, Inc.*	8,315	17,378
Insight Enterprises, Inc.*	21,859	479,368
InvenSense, Inc.*	2,165	39,187
Kemet Corp.*	20,451	191,421
LeCroy Corp.*	3,478	36,136
Littelfuse, Inc.	10,731	672,834
Maxwell Technologies, Inc.*	12,830	235,174
Measurement Specialties, Inc.*	6,303	212,411
Mercury Computer Systems, Inc.*	14,312	189,634
Methode Electronics, Inc.	15,109	140,212
Microvision, Inc.*	7,424	20,268
MTS Systems Corp.	7,015	372,426
Multi-Fineline Electronix, Inc.*	1,956	53,692
NeoPhotonics Corp.*	13,995	66,196
Newport Corp.*	15,880	281,394
OSI Systems, Inc.*	9,550	585,415
Park Electrochemical Corp.	9,662	292,082
PC Connection, Inc.	1,863	15,314
Plexus Corp.*	17,965	628,595
Power-One, Inc.*	31,048	141,268
Pulse Electronics Corp.	28,047	70,398
RadiSys Corp.*	11,761	87,031
RealD, Inc.*	19,987	269,824
Richardson Electronics Ltd.	2,969	35,569
Rofin-Sinar Technologies, Inc.*	14,696	387,534
Rogers Corp.*	7,758	300,622
Sanmina-SCI Corp.*	36,885	422,333
Scansource, Inc.*	13,190	492,251
SYNNEX Corp.*	11,679	445,437
TTM Technologies, Inc.*	24,072	276,587
Universal Display Corp.*	19,095	697,540
Viasystems Group, Inc.*	573	10,876
Vishay Precision Group, Inc.*	2,669	39,581
X-Rite, Inc.*	5,654	25,669
Zygo Corp.*	3,433	67,184

		14,326,257

Internet Software & Services (0.8%)
Active Network, Inc.*	2,811	47,309
Ancestry.com, Inc.*	15,856	360,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Angie’s List, Inc.*	2,201	$41,577
Bankrate, Inc.*	11,493	284,452
Bazaarvoice, Inc.*	2,348	46,655
Brightcove, Inc.*	1,238	30,702
Carbonite, Inc.*	1,486	16,361
comScore, Inc.*	16,039	343,074
Constant Contact, Inc.*	13,339	397,369
Cornerstone OnDemand, Inc.*	2,458	53,683
DealerTrack Holdings, Inc.*	20,640	624,566
Demand Media, Inc.*	9,372	67,947
Dice Holdings, Inc.*	24,300	226,719
Digital River, Inc.*	18,953	354,611
EarthLink, Inc.	55,126	440,457
Envestnet, Inc.*	4,155	52,021
FriendFinder Networks, Inc.*	1,642	2,233
InfoSpace, Inc.*	18,395	235,640
Internap Network Services Corp.*	20,325	149,185
IntraLinks Holdings, Inc.*	16,020	84,746
j2 Global, Inc.	22,320	640,138
Keynote Systems, Inc.	3,157	62,382
KIT Digital, Inc.*	15,636	112,579
Limelight Networks, Inc.*	28,352	93,278
Liquidity Services, Inc.*	9,424	422,195
LivePerson, Inc.*	23,289	390,557
LogMeIn, Inc.*	10,164	358,078
LoopNet, Inc.*	3,824	71,815
Marchex, Inc., Class B	4,290	19,133
Move, Inc.*	8,576	83,273
NIC, Inc.	28,705	348,192
OpenTable, Inc.*	11,755	475,725
Openwave Systems, Inc.*	18,451	41,884
Perficient, Inc.*	5,225	62,752
Quepasa Corp.*	1,608	7,140
QuinStreet, Inc.*	5,978	62,709
RealNetworks, Inc.	9,016	89,619
Responsys, Inc.*	2,113	25,293
Saba Software, Inc.*	6,437	63,147
SciQuest, Inc.*	2,627	40,035
SPS Commerce, Inc.*	1,826	49,083
Stamps.com, Inc.*	2,557	71,289
support.com, Inc.*	22,412	70,598
TechTarget, Inc.*	3,270	22,661
Travelzoo, Inc.*	3,226	74,198
United Online, Inc.	39,424	192,783
ValueClick, Inc.*	38,565	761,273
Vocus, Inc.*	8,316	110,187
Web.com Group, Inc.*	13,794	199,047
XO Group, Inc.*	5,633	52,894
Zillow, Inc.*	855	30,429
Zix Corp.*	13,150	38,266

		9,002,504

IT Services (1.1%)
Acxiom Corp.*	40,596	595,949
CACI International, Inc., Class A*	12,500	778,625
Cardtronics, Inc.*	21,571	566,239
Cass Information Systems, Inc.	4,205	167,990
CIBER, Inc.*	13,811	58,559
Computer Task Group, Inc.*	3,269	50,081
Convergys Corp.*	52,661	703,024
CSG Systems International, Inc.*	16,270	246,328
Dynamics Research Corp.*	1,842	17,757
Echo Global Logistics, Inc.*	2,454	39,509
EPAM Systems, Inc.*	791	16,231
Euronet Worldwide, Inc.*	23,522	491,375
ExlService Holdings, Inc.*	6,872	188,568
Forrester Research, Inc.	7,047	228,323
Global Cash Access Holdings, Inc.*	29,465	229,827
Hackett Group, Inc.*	21,907	130,785
Heartland Payment Systems, Inc.	18,335	528,781
Higher One Holdings, Inc.*	15,330	229,183
iGATE Corp.*	15,565	260,869
Jack Henry & Associates, Inc.	39,466	1,346,580
Lionbridge Technologies, Inc.*	29,300	84,384
ManTech International Corp., Class A	11,710	403,527
MAXIMUS, Inc.	16,716	679,840
ModusLink Global Solutions, Inc.*	19,972	107,849
MoneyGram International, Inc.*	2,229	40,122
NCI, Inc., Class A*	4,598	29,381
PRGX Global, Inc.*	4,075	25,632
Sapient Corp.	53,146	661,668
ServiceSource International, Inc.*	2,277	35,248
Stream Global Services, Inc.*	1,895	6,234
Syntel, Inc.	6,937	388,472
TeleTech Holdings, Inc.*	12,559	202,200
TNS, Inc.*	12,705	276,080
Unisys Corp.*	20,516	404,575
Virtusa Corp.*	7,690	132,806
Wright Express Corp.*	17,824	1,153,747

		11,506,348

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	17,533	230,033
Alpha & Omega Semiconductor Ltd.*	8,186	78,749
Amkor Technology, Inc.*	46,476	285,595
Amtech Systems, Inc.*	2,116	17,626
ANADIGICS, Inc.*	14,769	35,003
Applied Micro Circuits Corp.*	30,220	209,727
ATMI, Inc.*	13,263	309,028
Axcelis Technologies, Inc.*	58,897	101,303
AXT, Inc.*	6,871	43,631
Brooks Automation, Inc.	31,500	388,395
Cabot Microelectronics Corp.	11,914	463,216
Cavium, Inc.*	23,300	720,902
CEVA, Inc.*	10,691	242,793
Cirrus Logic, Inc.*	32,900	783,020
Cohu, Inc.	5,206	59,192
Cymer, Inc.*	14,729	736,450
Diodes, Inc.*	17,810	412,836
DSP Group, Inc.*	5,069	33,760
Entegris, Inc.*	67,178	627,442
Entropic Communications, Inc.*	43,054	251,005
Exar Corp.*	8,034	67,486
FormFactor, Inc.*	21,004	117,202
FSI International, Inc.*	8,189	40,044
GSI Technology, Inc.*	15,613	66,199
GT Advanced Technologies, Inc.*	61,416	507,910
Hittite Microwave Corp.*	15,662	850,603
Inphi Corp.*	9,077	128,712
Integrated Device Technology, Inc.*	71,872	513,885
Integrated Silicon Solution, Inc.*	5,799	64,717
Intermolecular, Inc.*	2,215	13,755
IXYS Corp.*	5,235	69,102
Kopin Corp.*	14,711	59,874
Kulicke & Soffa Industries, Inc.*	34,951	434,441
Lattice Semiconductor Corp.*	52,976	340,636
LTX-Credence Corp.*	10,699	76,926
MaxLinear, Inc., Class A*	3,480	19,384
Micrel, Inc.	24,444	250,795
Microsemi Corp.*	41,457	888,838
Mindspeed Technologies, Inc.*	16,059	102,296
MIPS Technologies, Inc.*	22,238	120,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
MKS Instruments, Inc.	26,212	$774,040
Monolithic Power Systems, Inc.*	15,035	295,738
MoSys, Inc.*	7,047	27,977
Nanometrics, Inc.*	11,257	208,367
NVE Corp.*	1,039	55,067
OmniVision Technologies, Inc.*	27,769	555,380
PDF Solutions, Inc.*	4,944	41,678
Pericom Semiconductor Corp.*	5,434	43,961
Photronics, Inc.*	26,210	174,296
PLX Technology, Inc.*	21,625	86,932
Power Integrations, Inc.	14,363	533,155
Rambus, Inc.*	49,370	318,436
RF Micro Devices, Inc.*	137,214	683,326
Rubicon Technology, Inc.*	8,100	84,483
Rudolph Technologies, Inc.*	6,834	75,926
Semtech Corp.*	31,113	885,476
Sigma Designs, Inc.*	6,926	35,877
Silicon Image, Inc.*	37,850	222,558
Spansion, Inc., Class A*	25,300	308,154
Standard Microsystems Corp.*	10,958	283,483
STR Holdings, Inc.*	6,570	31,799
Supertex, Inc.*	2,216	40,043
Tessera Technologies, Inc.*	22,699	391,558
TriQuint Semiconductor, Inc.*	80,620	555,875
Ultra Clean Holdings, Inc.*	13,785	103,939
Ultratech, Inc.*	11,760	340,805
Veeco Instruments, Inc.*	19,519	558,243
Volterra Semiconductor Corp.*	11,868	408,437

		18,888,495

Software (2.4%)
Accelrys, Inc.*	25,296	201,862
ACI Worldwide, Inc.*	17,183	691,959
Actuate Corp.*	8,238	51,735
Advent Software, Inc.*	14,838	379,853
American Software, Inc., Class A	4,889	41,948
Aspen Technology, Inc.*	42,384	870,143
AVG Technologies N.V.*	1,723	25,759
Blackbaud, Inc.	21,864	726,541
Bottomline Technologies, Inc.*	16,325	456,120
BroadSoft, Inc.*	11,230	429,547
Callidus Software, Inc.*	6,478	50,593
CommVault Systems, Inc.*	20,116	998,558
Concur Technologies, Inc.*	20,663	1,185,643
Convio, Inc.*	2,703	41,815
Deltek, Inc.*	4,808	51,253
Digimarc Corp.*	1,335	37,300
Ebix, Inc.	13,624	315,532
Ellie Mae, Inc.*	1,843	20,568
EPIQ Systems, Inc.	14,896	180,242
ePlus, Inc.*	792	25,320
Fair Isaac Corp.	16,524	725,404
FalconStor Software, Inc.*	30,879	115,487
Glu Mobile, Inc.*	10,156	49,257
Guidance Software, Inc.*	2,896	32,001
Guidewire Software, Inc.*	1,905	58,636
Imperva, Inc.*	1,191	46,628
Interactive Intelligence Group, Inc.*	6,586	200,939
JDA Software Group, Inc.*	21,229	583,373
Jive Software, Inc.*	6,988	189,794
Kenexa Corp.*	13,305	415,648
Manhattan Associates, Inc.*	10,187	484,188
Mentor Graphics Corp.*	43,799	650,853
MicroStrategy, Inc., Class A*	4,015	562,100
Monotype Imaging Holdings, Inc.*	17,992	268,081
Motricity, Inc.*	15,461	17,007
NetScout Systems, Inc.*	18,715	380,663
NetSuite, Inc.*	13,953	701,696
OPNET Technologies, Inc.	7,045	204,305
Parametric Technology Corp.*	55,067	1,538,572
Pegasystems, Inc.	8,356	318,865
Progress Software Corp.*	30,680	724,662
PROS Holdings, Inc.*	9,953	186,121
QAD, Inc., Class A*	1,406	18,419
QLIK Technologies, Inc.*	32,185	1,029,920
Quest Software, Inc.*	28,730	668,547
RealPage, Inc.*	15,262	292,572
Rosetta Stone, Inc.*	2,399	24,758
SeaChange International, Inc.*	13,656	106,244
Smith Micro Software, Inc.*	14,284	33,282
SolarWinds, Inc.*	26,069	1,007,567
Sourcefire, Inc.*	12,882	620,011
SRS Labs, Inc.*	7,921	55,051
SS&C Technologies Holdings, Inc.*	12,649	295,101
Synchronoss Technologies, Inc.*	11,779	375,986
Take-Two Interactive Software, Inc.*	35,928	552,752
Taleo Corp., Class A*	19,805	909,644
Tangoe, Inc.*	2,170	40,818
TeleCommunication Systems, Inc., Class A*	31,963	88,857
TeleNav, Inc.*	12,321	86,493
THQ, Inc.*	54,964	30,780
TiVo, Inc.*	59,698	715,779
Tyler Technologies, Inc.*	14,911	572,731
Ultimate Software Group, Inc.*	12,467	913,582
VASCO Data Security International, Inc.*	5,844	63,057
Verint Systems, Inc.*	10,681	345,958
VirnetX Holding Corp.*	20,830	498,462
Wave Systems Corp., Class A*	39,790	74,009
Websense, Inc.*	18,639	393,096

		25,050,047

Total Information Technology		93,220,160

Materials (2.4%)
Chemicals (1.1%)
A. Schulman, Inc.	15,619	422,025
American Vanguard Corp.	10,243	222,171
Balchem Corp.	14,324	433,301
Calgon Carbon Corp.*	29,332	457,873
Chase Corp.	1,462	23,027
Chemtura Corp.*	48,126	817,179
Ferro Corp.*	41,576	246,961
Flotek Industries, Inc.*	25,119	301,930
FutureFuel Corp.	4,086	44,864
Georgia Gulf Corp.*	15,574	543,221
GSE Holding, Inc.*	1,733	22,754
H.B. Fuller Co.	21,734	713,527
Hawkins, Inc.	1,881	69,973
Innophos Holdings, Inc.	9,974	499,897
Innospec, Inc.*	11,928	362,373
KMG Chemicals, Inc.	1,529	27,598
Koppers Holdings, Inc.	9,243	356,410
Kraton Performance Polymers, Inc.*	15,922	423,048
Landec Corp.*	5,634	36,790
LSB Industries, Inc.*	8,680	337,826
Minerals Technologies, Inc.	9,038	591,176
NewMarket Corp.	4,262	798,699
Olin Corp.	38,918	846,467
OM Group, Inc.*	14,381	395,621
Omnova Solutions, Inc.*	9,796	66,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.	44,739	$644,242
Quaker Chemical Corp.	6,585	259,778
Senomyx, Inc.*	8,566	23,471
Sensient Technologies Corp.	24,421	927,998
Spartech Corp.*	6,608	32,247
Stepan Co.	3,775	331,445
TPC Group, Inc.*	5,769	255,047
Tredegar Corp.	11,578	226,813
Zep, Inc.	4,743	68,299
Zoltek Cos., Inc.*	6,002	67,943

		11,898,117

Construction Materials (0.1%)
Eagle Materials, Inc.	19,556	679,571
Headwaters, Inc.*	13,089	54,712
Texas Industries, Inc.	11,470	401,565
United States Lime & Minerals, Inc.*	565	33,838

		1,169,686

Containers & Packaging (0.1%)
AEP Industries, Inc.*	905	31,503
Boise, Inc.	44,593	366,109
Graphic Packaging Holding Co.*	79,924	441,180
Myers Industries, Inc.	13,380	197,355

		1,036,147

Metals & Mining (0.8%)
A.M. Castle & Co.*	3,609	45,654
AMCOL International Corp.	12,613	371,957
Century Aluminum Co.*	26,960	239,405
Coeur d’Alene Mines Corp.*	40,564	962,989
General Moly, Inc.*	14,630	49,010
Globe Specialty Metals, Inc.	31,157	463,305
Gold Resource Corp.	14,234	346,029
Golden Minerals Co.*	6,004	50,614
Golden Star Resources Ltd.*	119,765	222,763
Handy & Harman Ltd.*	1,153	16,649
Haynes International, Inc.	6,138	388,842
Hecla Mining Co.	136,675	631,438
Horsehead Holding Corp.*	25,417	289,500
Jaguar Mining, Inc.*	39,098	182,588
Kaiser Aluminum Corp.	8,463	399,961
Materion Corp.*	10,059	288,995
McEwen Mining, Inc.*	49,814	221,174
Metals USA Holdings Corp.*	2,505	36,097
Midway Gold Corp.*	18,448	26,381
Noranda Aluminum Holding Corp.	4,917	49,022
Olympic Steel, Inc.	1,980	47,520
Paramount Gold and Silver Corp.*	25,352	57,296
Revett Minerals, Inc.*	5,226	21,845
RTI International Metals, Inc.*	15,258	351,849
Stillwater Mining Co.*	54,170	684,709
SunCoke Energy, Inc.*	33,275	472,838
Thompson Creek Metals Co., Inc.*	76,197	515,092
U.S. Energy Corp.*	5,199	16,429
U.S. Silica Holdings, Inc.*	2,533	53,041
Universal Stainless & Alloy Products, Inc.*	1,539	65,746
Vista Gold Corp.*	15,401	48,359
Worthington Industries, Inc.	25,902	496,800

		8,113,897

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	19,224	653,039
Clearwater Paper Corp.*	10,398	345,318
Deltic Timber Corp.	4,856	307,336
KapStone Paper and Packaging Corp.*	16,639	327,788
Louisiana-Pacific Corp.*	63,408	592,865
Neenah Paper, Inc.	7,013	208,567
P.H. Glatfelter Co.	22,644	357,322
Schweitzer-Mauduit International, Inc.	7,265	501,721
Verso Paper Corp.*	2,635	4,954
Wausau Paper Corp.	24,038	225,476

		3,524,386

Total Materials		25,742,233

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	13,444	56,465
AboveNet, Inc.*	11,446	947,729
Alaska Communications Systems Group, Inc.	20,002	61,606
Atlantic Tele-Network, Inc.	4,521	164,384
Boingo Wireless, Inc.*	1,138	13,770
Cbeyond, Inc.*	11,116	88,928
Cincinnati Bell, Inc.*	109,525	440,290
Cogent Communications Group, Inc.*	21,960	418,997
Consolidated Communications Holdings, Inc.	11,245	220,739
Fairpoint Communications, Inc.*	14,980	56,325
General Communication, Inc., Class A*	19,317	168,444
Globalstar, Inc.*	168,848	118,194
HickoryTech Corp.	2,920	30,193
IDT Corp., Class B	10,151	94,810
inContact, Inc.*	6,417	35,807
Iridium Communications, Inc.*	17,834	156,226
Lumos Networks Corp.	3,254	35,013
Neutral Tandem, Inc.*	15,193	185,203
ORBCOMM, Inc.*	6,885	26,507
Premiere Global Services, Inc.*	24,261	219,319
SureWest Communications	3,028	68,281
Towerstream Corp.*	8,903	42,289
Vonage Holdings Corp.*	59,741	132,028

		3,781,547

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	30,586	267,016
NTELOS Holdings Corp.	8,175	169,223
Shenandoah Telecommunications Co.	10,216	113,908
USA Mobility, Inc.	11,827	164,750

		714,897

Total Telecommunication Services		4,496,444

Utilities (1.7%)
Electric Utilities (0.8%)
Allete, Inc.	15,545	644,962
Central Vermont Public Service Corp.	7,733	272,202
Cleco Corp.	29,289	1,161,309
El Paso Electric Co.	19,222	624,523
Empire District Electric Co.	18,980	386,243
IDACORP, Inc.	23,918	983,508
MGE Energy, Inc.	10,773	478,214
Otter Tail Corp.	16,889	366,491
PNM Resources, Inc.	38,094	697,120
Portland General Electric Co.	33,511	837,105
UIL Holdings Corp.	24,615	855,617
UniSource Energy Corp.	17,907	654,859
Unitil Corp.	2,293	61,521

		8,023,674

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,332	178,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Laclede Group, Inc.	10,599	$413,573
New Jersey Resources Corp.	19,030	848,167
Northwest Natural Gas Co.	12,786	580,484
Piedmont Natural Gas Co., Inc.#	32,247	1,001,914
South Jersey Industries, Inc.	13,318	666,433
Southwest Gas Corp.	22,390	956,948
WGL Holdings, Inc.	24,541	998,819

		5,644,470

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	55,207	764,065
Dynegy, Inc.*	21,707	12,156
Genie Energy Ltd., Class B	3,189	30,838
Ormat Technologies, Inc.	3,849	77,557

		884,616

Multi-Utilities (0.2%)
Avista Corp.	27,566	705,138
Black Hills Corp.	19,936	668,454
CH Energy Group, Inc.	7,396	493,535
NorthWestern Corp.	17,446	618,635

		2,485,762

Water Utilities (0.1%)
American States Water Co.	8,826	318,972
Artesian Resources Corp., Class A	1,656	31,116
Cadiz, Inc.*	2,581	23,745
California Water Service Group	19,190	349,450
Connecticut Water Service, Inc.	1,871	52,931
Consolidated Water Co., Ltd.	3,118	24,663
Middlesex Water Co.	3,409	64,396
SJW Corp.	3,050	73,566
York Water Co.	2,759	47,731

		986,570

Total Utilities		18,025,092

Total Common Stocks (52.4%) (Cost $443,406,712)		555,886,436

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $25,527)	2,173	27,945

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$4,800	3,875

Total Financials		3,875

Total Corporate Bonds		3,875

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		3,875

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	117	12,168

Total Energy		12,168

Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	3,800	3,610

Total Health Care		3,610

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	21,501	215

Total Information Technology		215

Total Rights (0.0%) (Cost $—)		15,993

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	6,286	—

Total Investments (52.4%) (Cost $443,437,039)		555,934,249
Other Assets Less Liabilities (47.6%)		504,819,103

Net Assets (100%)		$1,060,753,352

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,090,605

†	Securities (totaling $15,993 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	6,096	June-12	$482,011,242	$504,565,920	$22,554,678

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$76,738,209	$—	$—	$76,738,209
Consumer Staples	19,491,201	—	—	19,491,201
Energy	35,830,270	—	—	35,830,270
Financials	123,869,142	387,184	—	124,256,326
Health Care	70,401,152	—	—	70,401,152
Industrials	87,685,349	—	—	87,685,349
Information Technology	93,220,160	—	—	93,220,160
Materials	25,742,233	—	—	25,742,233
Telecommunication Services	4,496,444	—	—	4,496,444
Utilities	18,025,092	—	—	18,025,092
Corporate Bonds
Financials	—	3,875	—	3,875
Futures	22,554,678	—	—	22,554,678
Investment Companies
Investment Companies	27,945	—	—	27,945
Rights
Energy	—	—	12,168	12,168
Health Care	—	—	3,610	3,610
Information Technology	—	—	215	215
Warrants
Energy	—	—	—	—

Total Assets	$578,081,875	$391,059	$15,993	$578,488,927

Total Liabilities	$—	$—	$—	$—

Total	$578,081,875	$391,059	$15,993	$578,488,927

(a)	A Security with a market value of $968,481 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $387,184 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights-Energy††	Investments in Rights-Health Care	Investments in Rights-Information Technology
Balance as of 12/31/11	$—	$3,610	$215
Total gains or losses (realized/unrealized) included in earnings	12,168	—	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$12,168	$3,610	$215

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$12,168	$—	$—

††	Security received through corporate action with $0 cost.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Rights-Energy	$12,168	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Health Care	3,610	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	215	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$15,993

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,812,634
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$94,427,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,157,019
Aggregate gross unrealized depreciation	(44,595,856)

Net unrealized appreciation	$109,561,163

Federal income tax cost of investments	$446,373,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.4%)
Auto Components (0.2%)
Aisin Seiki Co., Ltd.	400	$14,044
BorgWarner, Inc.*	360	30,362
Bridgestone Corp.	1,400	33,930
Cie Generale des Etablissements Michelin	386	28,742
Continental AG*	212	20,010
Denso Corp.	1,000	33,406
GKN plc	3,845	12,675
Goodyear Tire & Rubber Co.*	810	9,088
Johnson Controls, Inc.	2,255	73,243
NOK Corp.	400	8,699
Nokian Renkaat Oyj	236	11,501
Toyota Industries Corp.	400	12,062

		287,762

Automobiles (0.6%)
Bayerische Motoren Werke (BMW) AG	711	63,941
Daihatsu Motor Co., Ltd.	1,000	18,316
Daimler AG (Registered)	1,946	117,337
Ford Motor Co.	12,780	159,622
Fuji Heavy Industries Ltd.	2,000	16,069
Harley-Davidson, Inc.	740	36,319
Honda Motor Co., Ltd.	3,500	132,989
Isuzu Motors Ltd.	3,000	17,579
Mazda Motor Corp.*	7,000	12,263
Mitsubishi Motors Corp.*	10,000	11,357
Nissan Motor Co., Ltd.	5,300	56,413
Porsche Automobil Holding SE (Preference)	329	19,416
Renault S.A.	413	21,771
Suzuki Motor Corp.	700	16,720
Toyota Motor Corp.	5,900	254,476
Volkswagen AG	120	19,349
Volkswagen AG (Preference)	311	54,689
Yamaha Motor Co., Ltd.	900	12,059

		1,040,685

Distributors (0.0%)
Genuine Parts Co.	535	33,571
Li & Fung Ltd.	12,000	27,537

		61,108

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	370	14,297
Benesse Holdings, Inc.	300	14,951
DeVry, Inc.	190	6,435
H&R Block, Inc.	980	16,141

		51,824

Hotels, Restaurants & Leisure (0.7%)
Accor S.A.	301	10,747
Carnival Corp.	1,515	48,601
Carnival plc	396	12,655
Chipotle Mexican Grill, Inc.*	131	54,758
Compass Group plc	4,079	42,767
Crown Ltd.	2,083	18,750
Darden Restaurants, Inc.	445	22,766
Genting Singapore plc*	16,000	21,702
Intercontinental Hotels Group plc	624	14,502
International Game Technology	990	16,622
Marriott International, Inc., Class A	890	33,687
McDonald’s Corp.	3,415	335,012
OPAP S.A.	479	4,644
Oriental Land Co., Ltd.	100	10,716
Sands China Ltd.	5,185	20,265
SJM Holdings Ltd.	9,255	18,831
SKYCITY Entertainment Group Ltd.	1,239	3,997
Sodexo S.A.	261	21,429
Starbucks Corp.	2,505	140,004
Starwood Hotels & Resorts Worldwide, Inc.	680	38,359
Tatts Group Ltd.	5,360	13,769
Whitbread plc	365	10,766
Wyndham Worldwide Corp.	470	21,860
Wynn Macau Ltd.	6,828	19,959
Wynn Resorts Ltd.	265	33,093
Yum! Brands, Inc.	1,530	108,905

		1,099,166

Household Durables (0.1%)
D.R. Horton, Inc.	905	13,729
Electrolux AB, Class B	1,035	21,886
Harman International Industries, Inc.	250	11,702
Leggett & Platt, Inc.	455	10,470
Lennar Corp., Class A	535	14,541
Newell Rubbermaid, Inc.	970	17,276
Panasonic Corp.	4,700	43,212
PulteGroup, Inc.*	1,095	9,691
Rinnai Corp.	200	14,401
Sekisui Chemical Co., Ltd.	1,000	8,675
Sekisui House Ltd.	1,000	9,798
Sharp Corp.	2,000	14,595
Sony Corp.	2,200	45,292
Whirlpool Corp.	265	20,368

		255,636

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	1,236	250,302
Expedia, Inc.	287	9,597
Netflix, Inc.*	178	20,477
priceline.com, Inc.*	189	135,608
Rakuten, Inc.	16	16,760
TripAdvisor, Inc.*	287	10,237

		442,981

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	365	13,403
Mattel, Inc.	1,100	37,026
Nikon Corp.	700	21,244
Sankyo Co., Ltd.	300	14,716
Sega Sammy Holdings, Inc.	600	12,570
Shimano, Inc.	200	12,045

		111,004

Media (1.0%)
British Sky Broadcasting Group plc	2,444	26,426
Cablevision Systems Corp. - New York Group, Class A	720	10,570
CBS Corp., Class B	2,165	73,415
Comcast Corp., Class A	9,030	270,990
Dentsu, Inc.	400	12,739
DIRECTV, Class A*	2,245	110,768
Discovery Communications, Inc., Class A*	885	44,781
Eutelsat Communications S.A.	559	20,666
Gannett Co., Inc.	750	11,498
Interpublic Group of Cos., Inc.	1,475	16,830
ITV plc	9,229	13,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Jupiter Telecommunications Co., Ltd.	12	$12,019
Kabel Deutschland Holding AG*	231	14,267
McGraw-Hill Cos., Inc.	930	45,077
News Corp., Class A	7,245	142,654
Omnicom Group, Inc.	910	46,092
Pearson plc	1,751	32,628
Publicis Groupe S.A.	371	20,453
Reed Elsevier N.V.	2,497	31,890
Reed Elsevier plc	2,612	23,187
Sanoma Oyj	177	2,266
Scripps Networks Interactive, Inc., Class A	295	14,364
SES S.A. (FDR)	838	20,794
Time Warner Cable, Inc.	1,070	87,205
Time Warner, Inc.	3,235	122,121
Viacom, Inc., Class B	1,820	86,377
Walt Disney Co.	6,010	263,118
Washington Post Co., Class B	61	22,788
WPP plc	2,709	37,026

		1,636,051

Multiline Retail (0.3%)
Big Lots, Inc.*	195	8,389
Dollar Tree, Inc.*	430	40,631
Family Dollar Stores, Inc.	370	23,413
Isetan Mitsukoshi Holdings Ltd.	1,100	12,918
J.C. Penney Co., Inc.	460	16,298
Kohl’s Corp.	820	41,024
Macy’s, Inc.	1,370	54,430
Marks & Spencer Group plc	3,404	20,635
Next plc	370	17,654
Nordstrom, Inc.	540	30,089
PPR S.A.	163	28,044
Sears Holdings Corp.*	155	10,269
Target Corp.	2,240	130,525

		434,319

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	275	13,643
AutoNation, Inc.*	120	4,117
AutoZone, Inc.*	125	46,475
Bed Bath & Beyond, Inc.*	805	52,945
Best Buy Co., Inc.	925	21,904
CarMax, Inc.*	730	25,295
Fast Retailing Co., Ltd.	100	22,786
GameStop Corp., Class A	455	9,937
Gap, Inc.	1,105	28,885
Hennes & Mauritz AB, Class B	2,195	79,428
Home Depot, Inc.	5,185	260,857
Inditex S.A.	468	44,828
Kingfisher plc	5,076	24,901
Limited Brands, Inc.	815	39,120
Lowe’s Cos., Inc.	4,155	130,384
Nitori Holdings Co., Ltd.	150	13,556
O’Reilly Automotive, Inc.*	445	40,651
Ross Stores, Inc.	740	42,994
Shimamura Co., Ltd.	100	11,188
Staples, Inc.	2,330	37,699
Tiffany & Co.	440	30,417
TJX Cos., Inc.	2,510	99,672
Urban Outfitters, Inc.*	360	10,480
Yamada Denki Co., Ltd.	190	11,868

		1,104,030

Textiles, Apparel & Luxury Goods (0.4%)
Adidas AG	449	35,056
Burberry Group plc	942	22,556
Christian Dior S.A.	135	20,715
Cie Financiere Richemont S.A., Class A	1,121	70,288
Coach, Inc.	980	75,734
Luxottica Group S.p.A.	749	27,121
LVMH Moet Hennessy Louis Vuitton S.A.	545	93,657
NIKE, Inc., Class B	1,255	136,092
Ralph Lauren Corp.	249	43,408
Swatch Group AG	82	37,743
VF Corp.	285	41,604

		603,974

Total Consumer Discretionary		7,128,540

Consumer Staples (4.3%)
Beverages (1.0%)
Anheuser-Busch InBev N.V.	1,724	125,956
Asahi Group Holdings Ltd.	800	17,717
Beam, Inc.	525	30,749
Brown-Forman Corp., Class B	355	29,603
Carlsberg A/S, Class B	230	19,003
Coca Cola Hellenic Bottling Co. S.A.*	394	7,541
Coca-Cola Amatil Ltd.	1,531	19,776
Coca-Cola Co.	7,615	563,586
Coca-Cola Enterprises, Inc.	1,005	28,743
Constellation Brands, Inc., Class A*	550	12,975
Diageo plc	5,364	128,910
Dr. Pepper Snapple Group, Inc.	670	26,941
Heineken N.V.	1,084	60,251
Kirin Holdings Co., Ltd.	2,000	25,879
Molson Coors Brewing Co., Class B	535	24,209
PepsiCo, Inc.	5,270	349,664
Pernod-Ricard S.A.	426	44,543
SABMiller plc	2,048	82,206

		1,598,252

Food & Staples Retailing (0.9%)
Aeon Co., Ltd.	1,300	17,088
Carrefour S.A.	1,240	29,727
Casino Guichard Perrachon S.A.	119	11,729
Colruyt S.A.	161	6,472
Costco Wholesale Corp.	1,495	135,746
CVS Caremark Corp.	4,380	196,224
Delhaize Group S.A.	219	11,522
Distribuidora Internacional de Alimentacion S.A.*	1,240	6,147
FamilyMart Co., Ltd.	300	12,686
J Sainsbury plc	2,620	13,046
Jeronimo Martins SGPS S.A.*	473	9,636
Kesko Oyj, Class B	144	4,673
Kroger Co.	1,925	46,643
Lawson, Inc.	200	12,589
Metro AG	244	9,434
Safeway, Inc.	900	18,189
Seven & I Holdings Co., Ltd.	1,600	47,515
SUPERVALU, Inc.	705	4,025
Sysco Corp.	1,920	57,331
Tesco plc	17,214	90,861
Walgreen Co.	2,915	97,623
Wal-Mart Stores, Inc.	5,891	360,529
Wesfarmers Ltd.	2,160	67,168
Whole Foods Market, Inc.	535	44,512
WM Morrison Supermarkets plc	4,657	22,198
Woolworths Ltd.	2,631	70,804

		1,404,117

Food Products (1.0%)
Ajinomoto Co., Inc.	1,000	12,541
Archer-Daniels-Midland Co.	2,185	69,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Associated British Foods plc	765	$14,928
Barry Callebaut AG (Registered)*	28	28,056
Campbell Soup Co.	560	18,956
ConAgra Foods, Inc.	1,355	35,582
Danone S.A.	1,254	87,470
Dean Foods Co.*	620	7,508
General Mills, Inc.	2,155	85,015
Golden Agri-Resources Ltd.	19,000	11,865
H.J. Heinz Co.	1,075	57,566
Hershey Co.	525	32,198
Hormel Foods Corp.	445	13,136
J.M. Smucker Co.	370	30,103
Kellogg Co.	820	43,977
Kerry Group plc, Class A	301	13,930
Kraft Foods, Inc., Class A	5,915	224,829
McCormick & Co., Inc. (Non-Voting)	450	24,494
Mead Johnson Nutrition Co.	705	58,148
MEIJI Holdings Co., Ltd.	200	8,735
Nestle S.A. (Registered)	7,085	445,805
Nissin Foods Holdings Co., Ltd.	300	11,218
Sara Lee Corp.	1,975	42,522
Tate & Lyle plc	1,000	11,276
Tyson Foods, Inc., Class A	980	18,767
Unilever N.V. (CVA)	3,497	119,001
Unilever plc	2,756	90,986
Wilmar International Ltd.	5,000	19,490
Yakult Honsha Co., Ltd.	400	13,749

		1,651,028

Household Products (0.6%)
Clorox Co.	445	30,594
Colgate-Palmolive Co.	1,615	157,915
Henkel AG & Co. KGaA	327	20,410
Henkel AG & Co. KGaA (Preference)	383	28,064
Kimberly-Clark Corp.	1,340	99,012
Procter & Gamble Co.	9,280	623,709
Reckitt Benckiser Group plc	1,330	75,159
Unicharm Corp.	200	10,559

		1,045,422

Personal Products (0.1%)
Avon Products, Inc.	1,430	27,685
Beiersdorf AG	304	19,836
Estee Lauder Cos., Inc., Class A	740	45,836
Kao Corp.	1,100	28,865
L’Oreal S.A.	516	63,651
Shiseido Co., Ltd.	800	13,802

		199,675

Tobacco (0.7%)
Altria Group, Inc.	6,845	211,305
British American Tobacco plc	4,229	213,109
Imperial Tobacco Group plc	2,164	87,744
Japan Tobacco, Inc.	10	56,301
Lorillard, Inc.	455	58,913
Philip Morris International, Inc.	5,825	516,153
Reynolds American, Inc.	1,095	45,377
Swedish Match AB	457	18,195

		1,207,097

Total Consumer Staples		7,105,591

Energy (4.1%)
Energy Equipment & Services (0.6%)
AMEC plc	713	12,636
Baker Hughes, Inc.	1,445	60,603
Cameron International Corp.*	810	42,792
Cie Generale de Geophysique-Veritas*	348	10,299
Diamond Offshore Drilling, Inc.	250	16,688
FMC Technologies, Inc.*	800	40,336
Fugro N.V. (CVA)	445	31,705
Halliburton Co.	3,105	103,055
Helmerich & Payne, Inc.	360	19,422
Nabors Industries Ltd.*	970	16,965
National Oilwell Varco, Inc.	1,430	113,642
Noble Corp.*	815	30,538
Petrofac Ltd.	557	15,502
Rowan Cos., Inc.*	380	12,513
Saipem S.p.A.	568	29,340
Schlumberger Ltd.	4,490	313,986
Seadrill Ltd.	705	26,419
Subsea 7 S.A.*	835	22,111
Technip S.A.	213	25,093
Tenaris S.A.	1,015	19,358
Transocean Ltd.	743	40,537
WorleyParsons Ltd.	552	16,370

		1,019,910

Oil, Gas & Consumable Fuels (3.5%)
Alpha Natural Resources, Inc.*	718	10,921
Anadarko Petroleum Corp.	1,685	132,003
Apache Corp.	1,325	133,083
BG Group plc	7,287	168,772
BP plc	40,715	301,229
Cabot Oil & Gas Corp.	670	20,884
Chesapeake Energy Corp.	2,220	51,437
Chevron Corp.	6,650	713,146
ConocoPhillips	4,320	328,363
Consol Energy, Inc.	730	24,893
Denbury Resources, Inc.*	1,280	23,334
Devon Energy Corp.	1,350	96,012
El Paso Corp.	2,590	76,535
ENI S.p.A.	5,160	121,053
EOG Resources, Inc.	905	100,546
EQT Corp.	475	22,900
Exxon Mobil Corp.	15,871	1,376,492
Galp Energia SGPS S.A., Class B	497	8,180
Hess Corp.	1,040	61,308
Idemitsu Kosan Co., Ltd.	100	9,967
INPEX Corp.	5	33,768
JX Holdings, Inc.	5,000	30,990
Lundin Petroleum AB*	659	14,125
Marathon Oil Corp.	2,340	74,178
Marathon Petroleum Corp.	1,170	50,731
Murphy Oil Corp.	635	35,731
Neste Oil Oyj	276	3,399
Newfield Exploration Co.*	445	15,433
Noble Energy, Inc.	610	59,646
Occidental Petroleum Corp.	2,755	262,359
OMV AG	351	12,476
Origin Energy Ltd.	2,332	32,248
Peabody Energy Corp.	895	25,919
Pioneer Natural Resources Co.	430	47,984
QEP Resources, Inc.	560	17,080
Range Resources Corp.	535	31,105
Repsol YPF S.A.	1,704	42,748
Royal Dutch Shell plc, Class A	7,818	273,044
Royal Dutch Shell plc, Class B	5,716	201,095
Santos Ltd.	2,028	29,914
Southwestern Energy Co.*	1,160	35,496
Spectra Energy Corp.	2,160	68,148
Statoil ASA	2,396	65,046
Sunoco, Inc.	360	13,734
Tesoro Corp.*	455	12,212
TonenGeneral Sekiyu KK	1,000	9,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Total S.A.	4,557	$232,410
Tullow Oil plc	1,942	47,432
Valero Energy Corp.	1,825	47,030
Williams Cos., Inc.	1,970	60,696
Woodside Petroleum Ltd.	1,384	49,904
WPX Energy, Inc.*	640	11,526

		5,727,871

Total Energy		6,747,781

Financials (7.0%)
Capital Markets (0.8%)
Ameriprise Financial, Inc.	730	41,705
Bank of New York Mellon Corp.	4,040	97,485
BlackRock, Inc.	355	72,739
Charles Schwab Corp.	3,590	51,588
Credit Suisse Group AG (Registered)	2,450	69,833
Daiwa Securities Group, Inc.	4,000	15,803
Deutsche Bank AG (Registered)	1,996	99,308
E*TRADE Financial Corp.*	825	9,034
Federated Investors, Inc., Class B	285	6,387
Franklin Resources, Inc.	515	63,875
Goldman Sachs Group, Inc.	1,680	208,942
ICAP plc	1,392	8,746
Invesco Ltd.	1,460	38,938
Julius Baer Group Ltd.*	966	38,995
Legg Mason, Inc.	375	10,474
Macquarie Group Ltd.	748	22,532
Morgan Stanley	5,090	99,968
Nomura Holdings, Inc.	7,800	34,491
Northern Trust Corp.	800	37,960
Schroders plc	501	12,661
State Street Corp.	1,625	73,938
T. Rowe Price Group, Inc.	875	57,137
UBS AG (Registered)*	7,814	109,502

		1,282,041

Commercial Banks (2.3%)
Aozora Bank Ltd.	4,000	11,550
Australia & New Zealand Banking Group Ltd.	5,657	136,299
Banco Bilbao Vizcaya Argentaria S.A.	10,001	79,590
Banco de Sabadell S.A.	4,456	12,136
Banco Espirito Santo S.A. (Registered)	1,564	2,858
Banco Popular Espanol S.A.	2,215	7,947
Banco Santander S.A.	18,430	141,827
Bank Leumi Le-Israel B.M.	2,197	6,918
Bank of East Asia Ltd.	5,200	19,553
Bank of Yokohama Ltd.	3,000	15,005
Bankia S.A.*	1,860	6,738
Bankinter S.A.	588	3,084
Barclays plc	24,877	93,608
BB&T Corp.	2,325	72,982
BOC Hong Kong Holdings Ltd.	8,000	22,098
CaixaBank	1,649	6,420
Chiba Bank Ltd.	2,000	12,758
Comerica, Inc.	640	20,710
Commerzbank AG*	7,807	19,752
Commonwealth Bank of Australia	3,384	175,616
Credit Agricole S.A.	3,149	19,571
Danske Bank A/S*	1,400	23,712
DBS Group Holdings Ltd.	4,000	45,121
DNB ASA	2,098	26,968
Erste Group Bank AG	411	9,478
Fifth Third Bancorp	3,055	42,923
First Horizon National Corp.	835	8,667
Fukuoka Financial Group, Inc.	3,000	13,302
Hang Seng Bank Ltd.	1,600	21,263
HSBC Holdings plc	38,363	340,434
Huntington Bancshares, Inc./Ohio	2,875	18,544
Intesa Sanpaolo S.p.A.	21,633	38,777
Joyo Bank Ltd.	3,000	13,737
KBC Groep N.V.	346	8,680
KeyCorp	3,160	26,860
Lloyds Banking Group plc*	88,534	47,588
M&T Bank Corp.	440	38,227
Mitsubishi UFJ Financial Group, Inc.	27,400	136,388
Mizuho Financial Group, Inc.	49,000	79,920
National Australia Bank Ltd.	4,732	120,580
National Bank of Greece S.A.*	2,053	5,257
Natixis S.A.	5,298	20,385
Nordea Bank AB	5,648	51,351
Oversea-Chinese Banking Corp., Ltd.	6,000	42,576
PNC Financial Services Group, Inc.	1,780	114,792
Raiffeisen Bank International AG	137	4,842
Regions Financial Corp.	4,710	31,039
Resona Holdings, Inc.	4,000	18,412
Royal Bank of Scotland Group plc*	38,149	16,866
Shinsei Bank Ltd.	9,000	11,743
Shizuoka Bank Ltd.	1,000	10,294
Skandinaviska Enskilda Banken AB, Class A	3,935	27,955
Societe Generale S.A.	1,846	54,078
Standard Chartered plc	5,113	127,581
Sumitomo Mitsui Financial Group, Inc.	2,900	95,405
Sumitomo Mitsui Trust Holdings, Inc.	7,000	22,327
SunTrust Banks, Inc.	1,790	43,264
Svenska Handelsbanken AB, Class A	1,052	33,536
Swedbank AB, Class A	1,765	27,426
U.S. Bancorp	6,425	203,544
UniCredit S.p.A.	8,690	43,531
United Overseas Bank Ltd.	3,000	43,793
Wells Fargo & Co.	17,710	604,619
Westpac Banking Corp.	6,507	147,545
Zions Bancorp	570	12,232

		3,762,582

Consumer Finance (0.2%)
American Express Co.	3,395	196,435
Capital One Financial Corp.	1,872	104,345
Credit Saison Co., Ltd.	600	12,142
Discover Financial Services	1,760	58,678
SLM Corp.	1,700	26,792

		398,392

Diversified Financial Services (1.1%)
ASX Ltd.	570	19,602
Bank of America Corp.	36,124	345,707
Citigroup, Inc.	9,830	359,287
CME Group, Inc.	252	72,911
Deutsche Boerse AG	419	28,209
Eurazeo S.A.	418	21,268
Exor S.p.A.	517	13,053
Groupe Bruxelles Lambert S.A.	173	13,392
Hong Kong Exchanges and Clearing Ltd.	2,200	36,971
ING Groep N.V. (CVA)*	8,224	68,519
IntercontinentalExchange, Inc.*	263	36,141
Investor AB, Class B	1,305	28,937
JPMorgan Chase & Co.	12,830	589,923
Leucadia National Corp.	635	16,573
London Stock Exchange Group plc	799	13,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Lease & Finance Co., Ltd.	280	$12,314
Moody’s Corp.	635	26,733
NASDAQ OMX Group, Inc.*	385	9,972
NYSE Euronext	835	25,058
ORIX Corp.	220	20,998
Pargesa Holding S.A.	261	18,765
Pohjola Bank plc, Class A	296	3,279

		1,780,827

Insurance (1.5%)
ACE Ltd.	1,145	83,814
Admiral Group plc	689	13,081
Aegon N.V.*	5,561	30,883
Aflac, Inc.	1,540	70,825
Ageas	4,750	10,440
AIA Group Ltd.	18,101	66,315
Allianz SE (Registered)	976	116,462
Allstate Corp.	1,640	53,989
American International Group, Inc.*	1,794	55,309
Aon Corp.	1,075	52,740
Assicurazioni Generali S.p.A.	2,507	38,919
Assurant, Inc.	285	11,543
Aviva plc	6,237	33,071
Berkshire Hathaway, Inc., Class B*	5,910	479,596
Chubb Corp.	910	62,890
Cincinnati Financial Corp.	535	18,463
CNP Assurances S.A.	2,084	32,519
Dai-ichi Life Insurance Co., Ltd.	19	26,238
Genworth Financial, Inc., Class A*	1,625	13,520
Hannover Rueckversicherung AG (Registered)	167	9,920
Hartford Financial Services Group, Inc.	1,455	30,671
Insurance Australia Group Ltd.	5,326	18,758
Legal & General Group plc	12,607	26,356
Lincoln National Corp.	945	24,910
Loews Corp.	995	39,671
Mapfre S.A.	1,998	6,433
Marsh & McLennan Cos., Inc.	1,790	58,694
MetLife, Inc.	3,560	132,966
MS&AD Insurance Group Holdings, Inc.	1,200	24,632
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	385	58,048
NKSJ Holdings, Inc.	1,000	22,351
Old Mutual plc	11,939	30,287
Principal Financial Group, Inc.	995	29,362
Progressive Corp.	2,010	46,592
Prudential Financial, Inc.	1,600	101,424
Prudential plc	5,470	65,401
QBE Insurance Group Ltd.	2,395	35,154
Resolution Ltd.	2,955	12,350
RSA Insurance Group plc	7,580	12,682
Sampo Oyj, Class A	902	26,069
SCOR SE	771	20,833
Sony Financial Holdings, Inc.	667	11,846
Standard Life plc	5,053	18,565
Suncorp Group Ltd.	2,762	24,033
Swiss Reinsurance Co., Ltd.*	741	47,323
T&D Holdings, Inc.	1,250	14,483
Tokio Marine Holdings, Inc.	1,600	43,900
Torchmark Corp.	352	17,547
Travelers Cos., Inc.	1,315	77,848
Tryg A/S	69	3,891
Unum Group	930	22,766
Vienna Insurance Group AG	58	2,558
XL Group plc	1,020	22,124
Zurich Financial Services AG*	316	84,925

		2,495,990

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	1,335	84,132
Apartment Investment & Management Co. (REIT), Class A	370	9,772
AvalonBay Communities, Inc. (REIT)	345	48,766
Boston Properties, Inc. (REIT)	525	55,120
British Land Co. plc (REIT)	1,813	13,917
Capital Shopping Centres Group plc (REIT)	2,306	12,223
CFS Retail Property Trust (REIT)	7,225	13,396
Dexus Property Group (REIT)	12,122	10,924
Equity Residential (REIT)	990	61,994
Fonciere des Regions (REIT)	268	21,528
Gecina S.A. (REIT)	200	20,896
Goodman Group (REIT)	24,853	17,763
GPT Group (REIT)	5,754	18,596
Hammerson plc (REIT)	1,900	12,630
HCP, Inc. (REIT)	1,350	53,271
Health Care REIT, Inc. (REIT)	680	37,373
Host Hotels & Resorts, Inc. (REIT)	2,345	38,505
ICADE (REIT)	241	21,500
Japan Real Estate Investment Corp. (REIT)	1	8,807
Kimco Realty Corp. (REIT)	1,350	26,001
Klepierre S.A. (REIT)	596	20,667
Land Securities Group plc (REIT)	1,670	19,299
Link REIT (REIT)	5,500	20,469
Nippon Building Fund, Inc. (REIT)	1	9,496
Plum Creek Timber Co., Inc. (REIT)	535	22,235
ProLogis, Inc. (REIT)	1,522	54,822
Public Storage (REIT)	515	71,158
Simon Property Group, Inc. (REIT)	1,040	151,507
Stockland Corp., Ltd. (REIT)	5,699	17,356
Unibail-Rodamco S.A. (REIT)	257	51,397
Ventas, Inc. (REIT)	979	55,901
Vornado Realty Trust (REIT)	620	52,204
Westfield Group (REIT)	4,710	43,080
Westfield Retail Trust (REIT)	7,158	19,130
Weyerhaeuser Co. (REIT)	1,790	39,237

		1,235,072

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	500	11,616
CapitaLand Ltd.	8,000	19,856
CBRE Group, Inc., Class A*	1,080	21,557
Cheung Kong Holdings Ltd.	3,000	38,748
City Developments Ltd.	2,000	18,058
Daito Trust Construction Co., Ltd.	200	17,953
Daiwa House Industry Co., Ltd.	1,000	13,217
Global Logistic Properties Ltd.*	10,321	18,063
Hang Lung Group Ltd.	3,000	19,413
Hang Lung Properties Ltd.	5,000	18,318
Henderson Land Development Co., Ltd.	3,000	16,554
Immofinanz AG*	2,115	7,684
Lend Lease Group	2,460	19,035
Mitsubishi Estate Co., Ltd.	3,000	53,498
Mitsui Fudosan Co., Ltd.	2,000	38,251
New World Development Co., Ltd.	8,000	9,612
Nomura Real Estate Holdings, Inc.	300	5,288
Sino Land Co., Ltd.	12,000	19,162
Sumitomo Realty & Development Co., Ltd.	1,000	24,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Hung Kai Properties Ltd.	3,000	$37,280
Swire Pacific Ltd., Class A	2,000	22,419
Wharf Holdings Ltd.	3,000	16,303

		465,988

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	1,730	12,646
People’s United Financial, Inc.	1,180	15,623

		28,269

Total Financials		11,449,161

Health Care (4.3%)
Biotechnology (0.4%)
Amgen, Inc.	2,671	181,601
Biogen Idec, Inc.*	810	102,036
Celgene Corp.*	1,460	113,179
CSL Ltd.	1,124	41,786
Gilead Sciences, Inc.*	2,515	122,858
Grifols S.A.*	297	6,338

		567,798

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	1,880	112,386
Becton, Dickinson and Co.	715	55,520
Boston Scientific Corp.*	4,845	28,973
C.R. Bard, Inc.	275	27,148
CareFusion Corp.*	730	18,929
Cie Generale d’Optique Essilor International S.A.	432	38,505
Coloplast A/S, Class B	49	8,484
Covidien plc	1,615	88,308
DENTSPLY International, Inc.	455	18,259
Edwards Lifesciences Corp.*	369	26,837
Getinge AB, Class B	520	14,808
Intuitive Surgical, Inc.*	157	85,055
Medtronic, Inc.	3,460	135,597
Olympus Corp.*	700	11,451
Smith & Nephew plc	1,918	19,435
Sonova Holding AG (Registered)*	176	19,556
St. Jude Medical, Inc.	1,065	47,190
Stryker Corp.	1,085	60,196
Synthes, Inc.(m)	222	38,512
Terumo Corp.	400	19,113
Varian Medical Systems, Inc.*	370	25,515
William Demant Holding A/S*	50	4,660
Zimmer Holdings, Inc.	620	39,854

		944,291

Health Care Providers & Services (0.6%)
Aetna, Inc.	1,185	59,440
AmerisourceBergen Corp.	835	33,133
Cardinal Health, Inc.	1,160	50,008
Cigna Corp.	975	48,019
Coventry Health Care, Inc.	455	16,184
DaVita, Inc.*	335	30,207
Express Scripts, Inc.*	1,620	87,772
Fresenius Medical Care AG & Co. KGaA	450	31,893
Fresenius SE & Co. KGaA	244	25,022
Humana, Inc.	540	49,939
Laboratory Corp. of America Holdings*	345	31,581
McKesson Corp.	815	71,533
Medco Health Solutions, Inc.*	1,320	92,796
Patterson Cos., Inc.	275	9,185
Quest Diagnostics, Inc.	535	32,715
Sonic Healthcare Ltd.	1,540	19,972
Tenet Healthcare Corp.*	1,340	7,115
UnitedHealth Group, Inc.	3,525	207,763
WellPoint, Inc.	1,115	82,287

		986,564

Health Care Technology (0.0%)
Cerner Corp.*	470	35,795

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	1,160	51,632
Life Technologies Corp.*	610	29,780
PerkinElmer, Inc.	360	9,957
QIAGEN N.V.*	646	10,059
Thermo Fisher Scientific, Inc.	1,205	67,938
Waters Corp.*	285	26,408

		195,774

Pharmaceuticals (2.6%)
Abbott Laboratories	5,310	325,450
Allergan, Inc.	1,050	100,202
Astellas Pharma, Inc.	1,000	41,078
AstraZeneca plc	2,797	124,327
Bayer AG (Registered)	1,775	124,852
Bristol-Myers Squibb Co.	5,655	190,856
Chugai Pharmaceutical Co., Ltd.	700	12,906
Daiichi Sankyo Co., Ltd.	1,400	25,507
Eisai Co., Ltd.	500	19,874
Elan Corp. plc*	1,075	15,735
Eli Lilly and Co.	3,410	137,321
Forest Laboratories, Inc.*	890	30,874
GlaxoSmithKline plc	10,838	242,089
Hisamitsu Pharmaceutical Co., Inc.	300	14,226
Hospira, Inc.*	540	20,191
Johnson & Johnson	9,250	610,130
Kyowa Hakko Kirin Co., Ltd.	1,000	11,115
Merck & Co., Inc.	10,210	392,064
Merck KGaA	179	19,810
Mitsubishi Tanabe Pharma Corp.	1,000	14,027
Mylan, Inc.*	1,425	33,416
Novartis AG (Registered)	5,011	277,334
Novo Nordisk A/S, Class B	913	126,408
Ono Pharmaceutical Co., Ltd.	200	11,139
Orion Oyj, Class B	206	4,072
Otsuka Holdings Co., Ltd.	539	15,954
Perrigo Co.	340	35,125
Pfizer, Inc.	25,330	573,978
Roche Holding AG	1,508	262,442
Sanofi S.A.	2,446	189,960
Shionogi & Co., Ltd.	900	12,439
Shire plc	1,208	39,030
Taisho Pharmaceutical Holdings Co., Ltd.	154	12,485
Takeda Pharmaceutical Co., Ltd.	1,700	74,864
Teva Pharmaceutical Industries Ltd.	2,021	89,357
UCB S.A.	217	9,363
Watson Pharmaceuticals, Inc.*	440	29,506

		4,269,506

Total Health Care		6,999,728

Industrials (4.5%)
Aerospace & Defense (0.8%)
BAE Systems plc	6,960	33,386
Boeing Co.	2,505	186,297
Cobham plc	2,815	10,315
European Aeronautic Defence and Space Co. N.V.	880	36,037
General Dynamics Corp.	1,225	89,891
Goodrich Corp.	440	55,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Honeywell International, Inc.	2,600	$158,730
L-3 Communications Holdings, Inc.	350	24,770
Lockheed Martin Corp.	890	79,975
Meggitt plc	2,031	13,121
Northrop Grumman Corp.	840	51,307
Precision Castparts Corp.	515	89,044
Raytheon Co.	1,160	61,225
Rockwell Collins, Inc.	475	27,341
Rolls-Royce Holdings plc*	4,020	52,212
Safran S.A.	580	21,315
Singapore Technologies Engineering Ltd.	8,000	20,683
Textron, Inc.	905	25,186
Thales S.A.	551	20,620
United Technologies Corp.	3,045	252,552

		1,309,201

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	540	35,365
Deutsche Post AG (Registered)	1,817	34,981
Expeditors International of Washington, Inc.	715	33,255
FedEx Corp.	1,075	98,857
United Parcel Service, Inc., Class B	3,235	261,129
Yamato Holdings Co., Ltd.	900	13,907

		477,494

Airlines (0.0%)
All Nippon Airways Co., Ltd.	4,000	12,082
Deutsche Lufthansa AG (Registered)	1,416	19,820
International Consolidated Airlines Group S.A.*	2,489	7,167
Singapore Airlines Ltd.	2,000	17,135
Southwest Airlines Co.	2,595	21,383

		77,587

Building Products (0.1%)
Asahi Glass Co., Ltd.	2,000	16,963
Assa Abloy AB, Class B	951	29,870
Cie de Saint-Gobain S.A.	862	38,496
Daikin Industries Ltd.	500	13,610
JS Group Corp.	600	12,562
Masco Corp.	1,180	15,777

		127,278

Commercial Services & Supplies (0.2%)
Aggreko plc	573	20,622
Avery Dennison Corp.	350	10,545
Babcock International Group plc	1,036	13,199
Brambles Ltd.	3,178	23,373
Cintas Corp.	360	14,083
Dai Nippon Printing Co., Ltd.	1,000	10,221
Edenred	695	20,911
G4S plc	3,029	13,202
Iron Mountain, Inc.	575	16,560
Pitney Bowes, Inc.	645	11,339
R.R. Donnelley & Sons Co.	575	7,124
Republic Services, Inc.	1,010	30,866
Secom Co., Ltd.	500	24,465
Serco Group plc	1,469	12,747
Societe BIC S.A.	103	10,336
Stericycle, Inc.*	275	23,001
Toppan Printing Co., Ltd.	2,000	15,610
Waste Management, Inc.	1,530	53,489

		331,693

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	304	7,781
Bouygues S.A.	665	20,337
Chiyoda Corp.	1,000	12,698
Ferrovial S.A.	787	9,046
Fluor Corp.	550	33,022
Jacobs Engineering Group, Inc.*	440	19,523
Kajima Corp.	4,000	12,178
Leighton Holdings Ltd.	771	17,027
Obayashi Corp.	3,000	13,084
Quanta Services, Inc.*	705	14,735
Shimizu Corp.	2,000	8,022
Taisei Corp.	2,000	5,219
Vinci S.A.	971	50,635

		223,307

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	4,707	96,570
Alstom S.A.	517	20,175
Cooper Industries plc	530	33,894
Emerson Electric Co.	2,485	129,667
Legrand S.A.	564	20,753
Mitsubishi Electric Corp.	4,000	35,375
Nidec Corp.	200	18,219
NV Bekaert S.A.	101	3,254
Rockwell Automation, Inc.	465	37,061
Roper Industries, Inc.	345	34,210
Sumitomo Electric Industries Ltd.	1,600	21,902
Vestas Wind Systems A/S*	437	4,433

		455,513

Industrial Conglomerates (0.9%)
3M Co.	2,340	208,751
Danaher Corp.	1,940	108,640
Fraser and Neave Ltd.	4,000	21,320
General Electric Co.	35,590	714,291
Hutchison Whampoa Ltd.	5,000	49,964
Keppel Corp., Ltd.	3,000	26,228
Koninklijke Philips Electronics N.V.	2,887	58,526
Orkla ASA	1,657	13,111
Siemens AG (Registered)	1,767	178,139
Smiths Group plc	843	14,185
Tyco International Ltd.	1,530	85,956

		1,479,111

Machinery (1.0%)
Alfa Laval AB	1,407	28,945
Atlas Copco AB, Class A	1,442	34,896
Atlas Copco AB, Class B	1,035	22,309
Caterpillar, Inc.	2,210	235,409
Cummins, Inc.	635	76,225
Deere & Co.	1,360	110,024
Dover Corp.	620	39,023
Eaton Corp.	1,095	54,564
FANUC Corp.	400	70,944
Fiat Industrial S.p.A.*	2,488	26,546
Flowserve Corp.	180	20,792
GEA Group AG	578	19,935
Hino Motors Ltd.	2,000	14,450
Hitachi Construction Machinery Co., Ltd.	500	11,061
IHI Corp.	5,000	12,625
Illinois Tool Works, Inc.	1,615	92,249
Ingersoll-Rand plc	1,005	41,557
Joy Global, Inc.	360	26,460
JTEKT Corp.	1,000	11,973
Kawasaki Heavy Industries Ltd.	4,000	12,227
Komatsu Ltd.	2,000	57,001
Kone Oyj, Class B	334	18,607
Kubota Corp.	2,000	19,210
Kurita Water Industries Ltd.	500	12,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	300	$12,033
MAN SE	152	20,238
Metso Oyj	274	11,712
Mitsubishi Heavy Industries Ltd.	7,000	33,913
NGK Insulators Ltd.	1,000	14,268
NSK Ltd.	2,000	15,392
PACCAR, Inc.	1,180	55,259
Pall Corp.	370	22,063
Parker Hannifin Corp.	525	44,389
Sandvik AB	2,156	31,122
SembCorp Marine Ltd.	5,000	21,002
SKF AB, Class B	1,184	28,903
SMC Corp.	100	15,899
Snap-on, Inc.	190	11,584
Stanley Black & Decker, Inc.	550	42,328
Sumitomo Heavy Industries Ltd.	2,000	11,115
Vallourec S.A.	192	12,163
Volvo AB, Class B	2,988	43,539
Wartsila Oyj	360	13,578
Weir Group plc	454	12,810
Xylem, Inc.	620	17,205
Zardoya Otis S.A.	411	5,322

		1,565,120

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	1	7,356
A. P. Moller - Maersk A/S, Class B	3	23,163
Kuehne + Nagel International AG (Registered)	287	38,820
Mitsui O.S.K. Lines Ltd.	3,000	13,048
Nippon Yusen KK	4,000	12,565

		94,952

Professional Services (0.1%)
Adecco S.A. (Registered)*	367	19,230
Bureau Veritas S.A.	242	21,302
Capita Group plc	1,317	15,430
Dun & Bradstreet Corp.	170	14,404
Equifax, Inc.	380	16,819
Experian plc	2,157	33,621
Intertek Group plc	344	13,816
Robert Half International, Inc.	455	13,787
SGS S.A. (Registered)	21	40,851

		189,260

Road & Rail (0.3%)
Central Japan Railway Co.	3	24,719
CSX Corp.	3,500	75,320
DSV A/S	408	9,250
East Japan Railway Co.	700	44,062
Keikyu Corp.	1,000	8,747
Keio Corp.	2,000	14,329
Kintetsu Corp.	3,000	11,417
MTR Corp.	5,500	19,690
Nippon Express Co., Ltd.	3,000	11,707
Norfolk Southern Corp.	1,100	72,413
Odakyu Electric Railway Co., Ltd.	1,000	9,448
QR National Ltd.	4,600	17,773
Ryder System, Inc.	180	9,504
Tobu Railway Co., Ltd.	2,000	10,608
Tokyu Corp.	2,000	9,496
Union Pacific Corp.	1,615	173,580
West Japan Railway Co.	365	14,663

		536,726

Trading Companies & Distributors (0.2%)
Bunzl plc	803	12,895
Fastenal Co.	990	53,559
ITOCHU Corp.	3,000	32,729
Marubeni Corp.	4,000	28,851
Mitsubishi Corp.	3,000	69,591
Mitsui & Co., Ltd.	3,700	60,661
Sumitomo Corp.	2,400	34,679
Toyota Tsusho Corp.	600	12,215
W.W. Grainger, Inc.	246	52,843
Wolseley plc	612	23,337

		381,360

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	833	14,181
Aeroports de Paris S.A.	259	21,258
Atlantia S.p.A.	850	14,114
Auckland International Airport Ltd.	1,989	4,006
Groupe Eurotunnel S.A. (Registered)	2,340	20,323
Koninklijke Vopak N.V.	528	30,418
Sydney Airport	6,727	19,999
Transurban Group	3,195	18,533

		142,832

Total Industrials		7,391,434

Information Technology (6.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	18,110	383,026
F5 Networks, Inc.*	275	37,114
Harris Corp.	370	16,680
JDS Uniphase Corp.*	730	10,578
Juniper Networks, Inc.*	1,770	40,497
Motorola Mobility Holdings, Inc.*	890	34,924
Motorola Solutions, Inc.	975	49,559
Nokia Oyj	8,040	43,771
QUALCOMM, Inc.	5,695	387,374
Telefonaktiebolaget LM Ericsson, Class B	6,466	66,998

		1,070,521

Computers & Peripherals (1.6%)
Apple, Inc.*	3,136	1,879,938
Dell, Inc.*	5,105	84,743
EMC Corp.*	6,870	205,276
Fujitsu Ltd.	4,000	21,070
Hewlett-Packard Co.	6,635	158,112
Lexmark International, Inc., Class A	205	6,814
NEC Corp.*	6,000	12,541
NetApp, Inc.*	1,230	55,067
SanDisk Corp.*	810	40,168
Toshiba Corp.	9,000	39,580
Western Digital Corp.*	790	32,698

		2,536,007

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	540	32,276
Corning, Inc.	5,075	71,456
FLIR Systems, Inc.	475	12,022
Fujifilm Holdings Corp.	1,000	23,450
Hexagon AB, Class B	764	14,828
Hirose Electric Co., Ltd.	100	10,499
Hitachi Ltd.	10,000	64,154
Hoya Corp.	900	20,214
Ibiden Co., Ltd.	200	5,115
Jabil Circuit, Inc.	615	15,449
Keyence Corp.	100	23,511
Kyocera Corp.	300	27,474
Molex, Inc.	445	12,513
Murata Manufacturing Co., Ltd.	400	23,704
Nippon Electric Glass Co., Ltd.	1,000	8,687
Omron Corp.	600	12,903
TDK Corp.	300	16,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	1,420	$52,185

		447,439

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	570	20,919
DeNA Co., Ltd.	449	12,439
eBay, Inc.*	3,815	140,735
Google, Inc., Class A*	886	568,139
Gree, Inc.	458	11,559
United Internet AG (Registered)	126	2,374
VeriSign, Inc.	540	20,704
Yahoo! Japan Corp.	37	11,971
Yahoo!, Inc.*	4,050	61,641

		850,481

IT Services (1.1%)
Accenture plc, Class A	2,160	139,320
Amadeus IT Holding S.A., Class A	673	12,701
Automatic Data Processing, Inc.	1,635	90,236
Cap Gemini S.A.	381	17,053
Cognizant Technology Solutions Corp., Class A*	1,000	76,950
Computer Sciences Corp.	485	14,521
Computershare Ltd.	1,039	9,686
Fidelity National Information Services, Inc.	765	25,337
Fiserv, Inc.*	465	32,266
Indra Sistemas S.A.	258	3,162
International Business Machines Corp.	3,905	814,778
Mastercard, Inc., Class A	391	164,431
Nomura Research Institute Ltd.	500	12,402
NTT Data Corp.	3	10,544
Paychex, Inc.	1,085	33,624
SAIC, Inc.*	910	12,012
Teradata Corp.*	550	37,483
Total System Services, Inc.	535	12,342
Visa, Inc., Class A	1,660	195,880
Western Union Co.	2,070	36,432

		1,751,160

Office Electronics (0.1%)
Brother Industries Ltd.	700	9,489
Canon, Inc.	2,400	113,374
Konica Minolta Holdings, Inc.	1,500	13,103
Ricoh Co., Ltd.	1,000	9,726
Xerox Corp.	4,455	35,996

		181,688

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.*	1,965	15,759
Altera Corp.	1,075	42,807
Analog Devices, Inc.	990	39,996
Applied Materials, Inc.	4,325	53,803
ARM Holdings plc	2,901	27,470
ASM Pacific Technology Ltd.	700	10,213
ASML Holding N.V.	926	46,288
Broadcom Corp., Class A*	1,610	63,273
First Solar, Inc.*	180	4,509
Infineon Technologies AG	2,333	23,853
Intel Corp.	16,785	471,826
KLA-Tencor Corp.	550	29,931
Linear Technology Corp.	730	24,601
LSI Corp.*	1,875	16,275
Microchip Technology, Inc.	630	23,436
Micron Technology, Inc.*	3,305	26,770
Novellus Systems, Inc.*	245	12,228
NVIDIA Corp.*	2,050	31,549
Rohm Co., Ltd.	200	9,871
STMicroelectronics N.V.	2,550	20,838
Teradyne, Inc.*	620	10,472
Texas Instruments, Inc.	3,840	129,062
Tokyo Electron Ltd.	400	22,883
Xilinx, Inc.	835	30,419

		1,188,132

Software (1.1%)
Adobe Systems, Inc.*	1,635	56,097
Autodesk, Inc.*	740	31,317
BMC Software, Inc.*	550	22,088
CA, Inc.	1,205	33,210
Citrix Systems, Inc.*	630	49,713
Dassault Systemes S.A.	245	22,543
Electronic Arts, Inc.*	1,095	18,046
Intuit, Inc.	995	59,829
Konami Corp.	400	11,337
Microsoft Corp.	25,095	809,314
NICE Systems Ltd.*	189	7,409
Nintendo Co., Ltd.	200	30,083
Oracle Corp.	13,185	384,475
Oracle Corp. Japan	300	11,399
Red Hat, Inc.*	635	38,030
Sage Group plc	2,826	13,524
Salesforce.com, Inc.*	459	70,920
SAP AG	1,976	137,989
Symantec Corp.*	2,450	45,815
Trend Micro, Inc.	400	12,290

		1,865,428

Total Information Technology		9,890,856

Materials (2.3%)
Chemicals (1.1%)
Air Liquide S.A.	609	81,190
Air Products and Chemicals, Inc.	715	65,637
Airgas, Inc.	255	22,687
Akzo Nobel N.V.	505	29,817
Arkema S.A.	162	15,096
Asahi Kasei Corp.	3,000	18,521
BASF SE	1,972	172,505
CF Industries Holdings, Inc.	246	44,932
Dow Chemical Co.	3,945	136,655
E.I. du Pont de Nemours & Co.	3,115	164,784
Eastman Chemical Co.	450	23,260
Ecolab, Inc.	990	61,103
FMC Corp.	260	27,524
Givaudan S.A. (Registered)*	25	24,094
Hitachi Chemical Co., Ltd.	600	10,801
Incitec Pivot Ltd.	5,609	18,302
International Flavors & Fragrances, Inc.	265	15,529
Israel Chemicals Ltd.	1,222	13,903
Johnson Matthey plc	461	17,395
JSR Corp.	600	12,077
K+S AG (Registered)	376	19,670
Kuraray Co., Ltd.	1,000	14,148
Lanxess AG	251	20,748
Linde AG	367	65,858
Mitsubishi Chemical Holdings Corp.	3,000	16,020
Mitsubishi Gas Chemical Co., Inc.	2,000	13,362
Mitsui Chemicals, Inc.	3,000	9,097
Monsanto Co.	1,790	142,770
Mosaic Co.	995	55,014
Nitto Denko Corp.	400	16,117
Novozymes A/S, Class B	495	14,417
Orica Ltd.	781	22,628
PPG Industries, Inc.	535	51,253
Praxair, Inc.	1,000	114,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co.	325	$35,318
Shin-Etsu Chemical Co., Ltd.	900	51,975
Showa Denko KK	5,000	11,357
Sigma-Aldrich Corp.	430	31,416
Solvay S.A.	127	15,036
Sumitomo Chemical Co., Ltd.	3,000	12,758
Syngenta AG (Registered)*	203	70,185
Teijin Ltd.	4,000	13,435
Toray Industries, Inc.	3,000	22,254
Yara International ASA	469	22,368

		1,837,656

Construction Materials (0.1%)
Cimpor Cimentos de Portugal SGPS S.A.	433	2,888
CRH plc	1,544	31,506
Fletcher Building Ltd.	1,462	8,068
HeidelbergCement AG	336	20,338
Holcim Ltd. (Registered)*	568	37,061
James Hardie Industries SE (CDI)	2,348	18,679
Lafarge S.A.	444	21,191
Vulcan Materials Co.	440	18,801

		158,532

Containers & Packaging (0.0%)
Amcor Ltd.	2,624	20,222
Ball Corp.	490	21,011
Bemis Co., Inc.	300	9,687
Owens-Illinois, Inc.*	540	12,604
Rexam plc	1,888	12,928
Sealed Air Corp.	625	12,069

		88,521

Metals & Mining (1.0%)
Acerinox S.A.	251	3,226
Alcoa, Inc.	3,570	35,771
Allegheny Technologies, Inc.	355	14,615
Anglo American plc	2,841	106,197
Antofagasta plc	847	15,607
ArcelorMittal S.A.	2,911	55,635
BHP Billiton Ltd.	6,895	247,191
BHP Billiton plc	4,535	138,365
Boliden AB	898	14,103
Cliffs Natural Resources, Inc.	465	32,206
Eurasian Natural Resources Corp.	1,250	11,846
Fortescue Metals Group Ltd.	2,953	17,772
Freeport-McMoRan Copper & Gold, Inc.	3,150	119,826
Fresnillo plc	463	11,834
Glencore International plc	2,973	18,517
Hitachi Metals Ltd.	1,000	12,420
Iluka Resources Ltd.	1,034	19,054
JFE Holdings, Inc.	1,000	21,481
Kazakhmys plc	861	12,505
Kobe Steel Ltd.	7,000	11,333
Mitsubishi Materials Corp.	4,000	12,662
Newcrest Mining Ltd.	1,644	50,543
Newmont Mining Corp.	1,635	83,826
Nippon Steel Corp.	11,000	30,168
Norsk Hydro ASA	1,938	10,553
Nucor Corp.	1,065	45,742
OZ Minerals Ltd.	909	9,190
Randgold Resources Ltd.	197	16,921
Rio Tinto Ltd.	936	63,409
Rio Tinto plc	2,945	162,325
Sumitomo Metal Industries Ltd.	7,000	14,124
Sumitomo Metal Mining Co., Ltd.	1,000	14,051
ThyssenKrupp AG	828	20,612
Titanium Metals Corp.	215	2,915
Umicore S.A.	245	13,497
United States Steel Corp.	455	13,363
Vedanta Resources plc	420	8,250
Voestalpine AG	236	7,937
Xstrata plc	4,456	76,120

		1,575,712

Paper & Forest Products (0.1%)
International Paper Co.	1,445	50,720
MeadWestvaco Corp.	550	17,375
OJI Paper Co., Ltd.	2,000	9,665
Stora Enso Oyj, Class R	1,249	9,278
Svenska Cellulosa AB, Class B	1,647	28,530
UPM-Kymmene Oyj	1,127	15,346

		130,914

Total Materials		3,791,335

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	19,925	622,258
Belgacom S.A.	327	10,513
Bezeq Israeli Telecommunication Corp., Ltd.	5,595	9,186
BT Group plc	16,692	60,446
CenturyLink, Inc.	2,059	79,580
Deutsche Telekom AG (Registered)	6,031	72,609
Elisa Oyj	304	7,286
France Telecom S.A.	3,981	58,962
Frontier Communications Corp.	3,320	13,844
Hellenic Telecommunications Organization S.A.	526	2,238
Iliad S.A.	17	2,342
Inmarsat plc	962	7,083
Koninklijke (Royal) KPN N.V.	3,172	34,893
Nippon Telegraph & Telephone Corp.	900	40,830
Portugal Telecom SGPS S.A. (Registered)	1,444	7,856
Singapore Telecommunications Ltd.	17,000	42,600
Swisscom AG (Registered)	50	20,212
TDC A/S	1,063	7,731
Telecom Corp. of New Zealand Ltd.	4,132	8,204
Telecom Italia S.p.A.	22,457	26,701
Telecom Italia S.p.A. (RNC)	13,872	13,635
Telefonica S.A.	8,819	144,495
Telekom Austria AG	713	8,304
Telenor ASA	1,554	28,816
TeliaSonera AB	4,648	32,416
Telstra Corp., Ltd.	9,350	31,864
Verizon Communications, Inc.	9,545	364,905
Vivendi S.A.	2,677	49,128
Windstream Corp.	1,955	22,893

		1,831,830

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	820	43,739
KDDI Corp.	6	38,855
MetroPCS Communications, Inc.*	975	8,794
Millicom International Cellular S.A. (SDR)	257	29,135
Mobistar S.A.	72	3,587
NTT DoCoMo, Inc.	33	54,781
Softbank Corp.	1,900	56,171
Sprint Nextel Corp.*	10,085	28,742
Vodafone Group plc	107,942	297,309

		561,113

Total Telecommunication Services		2,392,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.5%)
Electric Utilities (0.8%)
Acciona S.A.	55	$3,841
American Electric Power Co., Inc.	1,610	62,114
Cheung Kong Infrastructure Holdings Ltd.	2,000	12,169
Chubu Electric Power Co., Inc.	1,500	27,075
Chugoku Electric Power Co., Inc.	700	12,999
CLP Holdings Ltd.	4,000	34,511
Contact Energy Ltd.*	776	3,005
Duke Energy Corp.	4,465	93,810
E.ON AG	3,867	92,627
EDF S.A.	854	19,488
Edison International	1,085	46,123
EDP - Energias de Portugal S.A.	4,098	11,920
Enel S.p.A.	14,132	51,115
Entergy Corp.	610	40,992
Exelon Corp.	2,840	111,370
FirstEnergy Corp.	1,370	62,458
Fortum Oyj	954	23,157
Hokuriku Electric Power Co.	400	7,230
Iberdrola S.A.	8,209	46,607
Kansai Electric Power Co., Inc.	1,600	24,782
Kyushu Electric Power Co., Inc.	900	12,820
NextEra Energy, Inc.	1,380	84,290
Northeast Utilities	560	20,787
Pepco Holdings, Inc.	730	13,790
Pinnacle West Capital Corp.	360	17,244
Power Assets Holdings Ltd.	3,000	22,020
PPL Corp.	1,900	53,694
Progress Energy, Inc.	990	52,579
Red Electrica Corporacion S.A.	232	11,353
Shikoku Electric Power Co., Inc.	400	11,275
Southern Co.	2,925	131,420
SSE plc	2,015	42,834
Tohoku Electric Power Co., Inc.	1,100	12,546
Tokyo Electric Power Co., Inc.*	4,700	11,811
Verbund AG	147	4,472

		1,290,328

Gas Utilities (0.1%)
AGL Resources, Inc.	373	14,629
APA Group	1,815	9,588
Enagas S.A.	384	7,390
Gas Natural SDG S.A.	745	11,904
Hong Kong & China Gas Co., Ltd.	10,000	25,626
ONEOK, Inc.	350	28,581
Osaka Gas Co., Ltd.	4,000	16,045
Snam S.p.A.	5,575	26,812
Tokyo Gas Co., Ltd.	5,000	23,559

		164,134

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	2,150	28,100
EDP Renovaveis S.A.*	468	2,326
Electric Power Development Co., Ltd.	400	10,845
Enel Green Power S.p.A.	7,277	13,830
International Power plc	3,281	21,254
NRG Energy, Inc.*	740	11,596

		87,951

Multi-Utilities (0.5%)
AGL Energy Ltd.	1,231	18,808
Ameren Corp.	810	26,390
CenterPoint Energy, Inc.	1,430	28,200
Centrica plc	11,106	56,205
CMS Energy Corp.	865	19,030
Consolidated Edison, Inc.	980	57,252
Dominion Resources, Inc.	1,890	96,787
DTE Energy Co.	550	30,266
GDF Suez S.A.	2,659	68,692
Integrys Energy Group, Inc.	265	14,042
National Grid plc	7,643	77,078
NiSource, Inc.	915	22,280
PG&E Corp.	1,395	60,557
Public Service Enterprise Group, Inc.	1,695	51,884
RWE AG	1,051	50,189
SCANA Corp.	370	16,876
Sempra Energy	800	47,968
TECO Energy, Inc.	715	12,548
Veolia Environnement S.A.	854	14,163
Wisconsin Energy Corp.	740	26,033
Xcel Energy, Inc.	1,610	42,617

		837,865

Water Utilities (0.0%)
Severn Trent plc	510	12,595
United Utilities Group plc	1,464	14,085

		26,680

Total Utilities		2,406,958

Total Common Stocks (40.0%) (Cost $62,771,349)		65,304,327

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(25.5%)
iShares Russell 2000 Index Fund	85,550	7,087,817
SPDR S&P 500 ETF	125,135	17,608,997
SPDR S&P MidCap 400 ETF	39,300	7,100,331
Vanguard MSCI EAFE ETF	285,595	9,718,798

Total Investment Companies (25.5%) (Cost $38,994,212)		41,515,943

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (30.9%)
U.S. Government Agencies (3.3%)
Federal Home Loan Bank
1.750%, 8/22/12	$20,000	20,126
1.875%, 6/21/13	240,000	244,603
0.375%, 11/27/13	510,000	509,981
0.375%, 1/29/14	510,000	509,792
4.750%, 12/16/16	100,000	116,605
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12	20,000	20,063
4.125%, 9/27/13	95,000	100,316
1.375%, 2/25/14	100,000	101,873
2.000%, 8/25/16	635,000	659,952
3.750%, 3/27/19	80,000	90,091
2.375%, 1/13/22	738,000	724,592
Federal National Mortgage Association
0.500%, 10/30/12	30,000	30,055
4.375%, 3/15/13	25,000	25,985
0.500%, 8/9/13	500,000	501,291
0.750%, 12/18/13	260,000	261,179
4.625%, 10/15/14	25,000	27,573
2.625%, 11/20/14	315,000	332,082
1.250%, 1/30/17	1,070,000	1,070,864

		5,347,023

U.S. Treasuries (27.6%)
U.S. Treasury Notes
1.000%, 4/30/12	195,000	195,142
0.625%, 6/30/12	205,000	205,268
0.375%, 8/31/12	120,000	120,115
1.375%, 10/15/12	315,000	317,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 12/15/12	$380,000	$382,494
0.625%, 1/31/13	575,000	577,033
0.625%, 2/28/13	660,000	662,462
0.750%, 3/31/13	290,000	291,512
3.500%, 5/31/13	280,000	290,566
1.125%, 6/15/13	325,000	328,390
0.750%, 8/15/13	395,000	397,538
0.125%, 9/30/13	495,000	493,782
0.500%, 10/15/13	670,000	672,015
0.250%, 11/30/13	610,000	609,392
2.000%, 11/30/13	829,100	852,224
0.125%, 12/31/13	245,000	244,172
1.000%, 1/15/14	1,162,100	1,176,059
0.250%, 1/31/14	1,095,000	1,093,482
1.250%, 2/15/14	640,000	650,875
0.250%, 2/28/14	1,785,000	1,782,420
1.250%, 3/15/14	1,022,000	1,039,985
2.625%, 6/30/14	740,000	776,884
2.625%, 7/31/14	730,000	767,270
4.250%, 8/15/14	470,000	512,263
2.375%, 8/31/14	1,820,000	1,904,530
0.250%, 9/15/14	1,080,000	1,075,064
2.375%, 10/31/14	390,000	409,028
0.375%, 11/15/14	810,000	808,038
2.250%, 1/31/15	970,000	1,017,288
0.250%, 2/15/15	1,625,000	1,613,384
4.000%, 2/15/15	260,000	285,726
2.500%, 4/30/15	360,600	381,940
1.375%, 11/30/15	450,000	460,899
2.125%, 12/31/15	756,000	795,454
2.000%, 1/31/16	810,000	848,380
2.125%, 2/29/16	705,000	742,013
3.250%, 7/31/16	340,000	374,159
1.000%, 9/30/16	410,000	411,441
1.000%, 10/31/16	885,000	887,282
3.125%, 10/31/16	710,000	778,920
0.875%, 11/30/16	929,000	925,153
0.875%, 12/31/16	1,355,000	1,348,066
0.875%, 1/31/17	1,375,000	1,366,675
3.125%, 1/31/17	1,327,100	1,459,136
0.875%, 2/28/17	845,000	839,125
3.000%, 2/28/17	735,000	804,480
3.250%, 3/31/17	910,000	1,007,647
2.500%, 6/30/17	520,000	556,359
2.375%, 7/31/17	709,100	753,973
4.750%, 8/15/17	314,000	372,924
2.250%, 11/30/17	640,000	675,225
2.750%, 12/31/17	495,000	535,934
2.625%, 1/31/18	935,000	1,005,527
3.750%, 11/15/18	525,000	600,510
3.625%, 8/15/19	70,000	79,458
3.500%, 5/15/20	305,000	343,125
2.625%, 11/15/20	615,000	646,855
3.625%, 2/15/21	430,000	486,841
3.125%, 5/15/21	975,000	1,061,379
2.125%, 8/15/21	995,000	994,417
2.000%, 11/15/21	1,585,000	1,560,544
2.000%, 2/15/22	415,000	407,057

		45,062,360

Total Long-Term Debt Securities (30.9%) (Cost $50,486,753)		50,409,383

Total Investments (96.4%) (Cost $152,252,314)		157,229,653
Other Assets Less Liabilities (3.6%)		5,860,797

Net Assets (100%)		$163,090,450

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	2	June-12	$259,285	$258,969	$(316)
S&P 500 E-Mini Index	1	June-12	68,342	70,160	1,818

					$1,502

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Royal Bank of Scotland	659	$879,250	$864,964	$14,286
European Union Euro vs. U.S. Dollar, expiring 6/15/12	UBS AG	323	430,953	424,576	6,377
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	UBS AG	125,693	1,519,597	1,525,863	(6,266)
Swiss Franc vs. U.S. Dollar, expiring 6/15/12	UBS AG	355	393,619	386,738	6,881

					$21,278

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Bank of America	214	$283,700	$285,523	$(1,823)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Bank of America	167	222,669	222,814	(145)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Citibank N.A.	178	232,847	237,491	(4,644)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Citibank N.A.	116	152,628	154,769	(2,141)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	112	146,999	149,432	(2,433)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	100	131,460	133,422	(1,962)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	76	100,998	101,401	(403)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	102	135,005	136,090	(1,085)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Royal Bank of Scotland	1,377	1,805,991	1,837,219	(31,228)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	UBS AG	175	231,842	233,488	(1,646)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	UBS AG	143	190,653	190,793	(140)
European Union Euro vs. U.S. Dollar, expiring 6/15/12	UBS AG	1,149	1,524,459	1,533,017	(8,558)
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Citibank N.A.	153,706	1,940,085	1,858,268	81,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	HSBC Bank plc	20,456	$252,230	$247,308	$4,922
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	HSBC Bank plc	12,720	151,999	153,782	(1,783)
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	11,973	149,657	144,751	4,906
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Royal Bank of Scotland	15,447	190,187	186,750	3,437
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Royal Bank of Scotland	35,439	425,822	428,449	(2,627)
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Royal Bank of Scotland	40,168	487,884	485,621	2,263
Swiss Franc vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	92	101,066	102,008	(942)
Swiss Franc vs. U.S. Dollar, expiring 6/15/12	JPMorgan Chase Bank	100	111,873	110,879	994
Swiss Franc vs. U.S. Dollar, expiring 6/15/12	UBS AG	163	177,608	180,732	(3,124)

					$33,655

					$54,933

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,723,201	$2,405,339	$—	$7,128,540
Consumer Staples	4,576,166	2,529,425	—	7,105,591
Energy	4,811,405	1,936,376	—	6,747,781
Financials	6,396,216	5,052,945	—	11,449,161
Health Care	4,899,741	2,099,987	—	6,999,728
Industrials	4,525,395	2,866,039	—	7,391,434
Information Technology	8,797,785	1,093,071	—	9,890,856
Materials	1,483,053	2,308,282	—	3,791,335
Telecommunication Services	1,184,755	1,208,188	—	2,392,943
Utilities	1,426,307	980,651	—	2,406,958
Forward Currency Contracts	—	125,883	—	125,883
Futures	1,818	—	—	1,818
Government Securities
U.S. Government Agencies	—	5,347,023	—	5,347,023
U.S. Treasuries	—	45,062,360	—	45,062,360
Investment Companies
Exchange Traded Funds (ETFs)	41,515,943	—	—	41,515,943

Total Assets	$84,341,785	$73,015,569	$—	$157,357,354

Liabilities:
Forward Currency Contracts	$—	$(70,950)	$—	$(70,950)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(316)	$—	$—	$(316)

Total Liabilities	$(316)	$(70,950)	$—	$(71,266)

Total	$84,341,469	$72,944,619	$—	$157,286,088

(a)	A Security with a market value of $29,603 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	3	—	†
Purchases	—	—
Sales	(3)	—	†
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$—	$—

†	Transactions that rounds less than $0.50.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,104,742
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$46,176,837

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,571,173
Aggregate gross unrealized depreciation	(663,193)

Net unrealized appreciation	$4,907,980

Federal income tax cost of investments	$152,321,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (31.9%)
Consumer Discretionary (1.9%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$31,000	$34,292

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	267,839

Hotels, Restaurants & Leisure (0.2%)
International Game Technology
7.500%, 6/15/19	23,000	26,866
Marriott International, Inc.
5.625%, 2/15/13	121,000	125,764
McDonald’s Corp.
4.300%, 3/1/13	92,000	95,218
5.350%, 3/1/18	127,000	151,351
3.500%, 7/15/20	17,000	18,176
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	368,641

		786,016

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	40,466
Whirlpool Corp.
8.000%, 5/1/12	35,000	35,184
5.500%, 3/1/13	92,000	95,445
8.600%, 5/1/14	11,000	12,364

		183,459

Media (1.2%)
CBS Corp.
5.625%, 8/15/12	5,000	5,081
8.875%, 5/15/19	54,000	70,912
Comcast Corp.
5.300%, 1/15/14	154,000	165,271
5.900%, 3/15/16	559,000	645,126
5.700%, 7/1/19	61,000	71,891
COX Communications, Inc.
7.125%, 10/1/12	92,000	94,796
5.450%, 12/15/14	61,000	67,509
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	165,736
3.550%, 3/15/15	58,000	61,149
7.625%, 5/15/16	145,000	152,374
5.200%, 3/15/20	61,000	67,520
Discovery Communications LLC
5.050%, 6/1/20	150,000	169,283
NBCUniversal Media LLC
4.375%, 4/1/21	370,000	394,533
News America, Inc.
5.300%, 12/15/14	31,000	34,083
6.900%, 3/1/19	154,000	184,448
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	86,516
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	362,727
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	149,954
4.700%, 10/15/19	31,000	34,410
Time Warner Cable, Inc.
5.400%, 7/2/12	61,000	61,724
7.500%, 4/1/14	77,000	86,634
5.850%, 5/1/17	154,000	178,573
8.250%, 4/1/19	154,000	196,964
5.000%, 2/1/20	57,000	63,036
4.125%, 2/15/21	405,000	418,299
Time Warner, Inc.
5.875%, 11/15/16	267,000	312,086
4.700%, 1/15/21	120,000	130,945
Viacom, Inc.
4.375%, 9/15/14	77,000	82,810
5.625%, 9/15/19	61,000	70,973
4.500%, 3/1/21	90,000	97,934
Walt Disney Co.
4.500%, 12/15/13	154,000	164,113
6.000%, 7/17/17	154,000	188,090

		5,035,500

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	109,685
Nordstrom, Inc.
6.750%, 6/1/14	18,000	20,301
6.250%, 1/15/18	123,000	149,416
4.750%, 5/1/20	21,000	23,723
Target Corp.
5.125%, 1/15/13	184,000	190,873
3.875%, 7/15/20	135,000	146,729

		640,727

Specialty Retail (0.3%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	85,168
Home Depot, Inc.
5.400%, 3/1/16	496,000	571,946
Lowe’s Cos., Inc.
5.600%, 9/15/12	92,000	94,073
5.400%, 10/15/16	105,000	122,447
4.625%, 4/15/20	61,000	67,582
Staples, Inc.
9.750%, 1/15/14	154,000	174,878
TJX Cos., Inc.
6.950%, 4/15/19	45,000	55,875

		1,171,969

Total Consumer Discretionary		8,119,802

Consumer Staples (2.7%)
Beverages (0.9%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	277,000	296,844
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	123,000	124,535
4.125%, 1/15/15	100,000	108,002
5.375%, 1/15/20	466,000	547,571
Beam, Inc.
6.375%, 6/15/14	49,000	53,463
Bottling Group LLC
6.950%, 3/15/14	154,000	172,882
5.125%, 1/15/19	154,000	180,056
Coca-Cola Co.
1.500%, 11/15/15	395,000	401,928
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	154,000	172,926
Diageo Capital plc
7.375%, 1/15/14	154,000	171,913
5.750%, 10/23/17	92,000	110,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Diageo Finance B.V.
5.500%, 4/1/13	$184,000	$192,895
3.250%, 1/15/15	31,000	32,899
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	359,830
PepsiCo, Inc.
4.650%, 2/15/13	250,000	259,185
3.100%, 1/15/15	77,000	81,741
5.000%, 6/1/18	92,000	106,865
4.500%, 1/15/20	252,000	283,360

		3,657,156

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	108,607
CVS Caremark Corp.
3.250%, 5/18/15	46,000	48,947
6.125%, 8/15/16	89,000	105,157
5.750%, 6/1/17	92,000	107,987
6.600%, 3/15/19	77,000	94,922
4.750%, 5/18/20	46,000	51,810
Kroger Co.
3.900%, 10/1/15	61,000	66,387
6.150%, 1/15/20	304,000	367,311
Safeway, Inc.
6.350%, 8/15/17	92,000	107,098
5.000%, 8/15/19	154,000	165,013
Sysco Corp.
5.250%, 2/12/18	61,000	71,502
Walgreen Co.
4.875%, 8/1/13	92,000	97,201
Wal-Mart Stores, Inc.
4.550%, 5/1/13	224,000	234,021
1.500%, 10/25/15	130,000	132,705
5.800%, 2/15/18	547,000	662,750

		2,421,418

Food Products (0.5%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	75,000	78,221
Campbell Soup Co.
3.375%, 8/15/14	61,000	64,716
3.050%, 7/15/17	31,000	33,166
4.500%, 2/15/19	61,000	68,655
Corn Products International, Inc.
3.200%, 11/1/15	31,000	32,491
4.625%, 11/1/20	31,000	32,701
General Mills, Inc.
5.250%, 8/15/13	200,000	212,056
5.650%, 2/15/19	199,000	236,449
H.J. Heinz Co.
5.350%, 7/15/13	154,000	163,168
Kellogg Co.
4.250%, 3/6/13	92,000	95,000
4.450%, 5/30/16	230,000	255,403
Kraft Foods, Inc.
6.250%, 6/1/12	146,000	147,289
4.125%, 2/9/16	176,000	191,191
6.125%, 2/1/18	246,000	294,547
5.375%, 2/10/20	247,000	285,686
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	32,402
4.900%, 11/1/19	46,000	51,676

		2,274,817

Household Products (0.3%)
Clorox Co.
5.000%, 3/1/13	154,000	159,358
3.550%, 11/1/15	31,000	32,768
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	19,407
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	498,671
Procter & Gamble Co.
1.800%, 11/15/15	485,000	501,283
4.850%, 12/15/15	92,000	104,945

		1,316,432

Tobacco (0.4%)
Altria Group, Inc.
9.700%, 11/10/18	154,000	209,397
9.250%, 8/6/19	307,000	411,925
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	59,499
6.875%, 5/1/20	46,000	54,087
Philip Morris International, Inc.
4.875%, 5/16/13	419,000	439,434
5.650%, 5/16/18	92,000	110,091
4.500%, 3/26/20	120,000	134,522
Reynolds American, Inc.
7.250%, 6/1/13	92,000	97,792
7.625%, 6/1/16	325,000	389,773

		1,906,520

Total Consumer Staples		11,576,343

Energy (2.4%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,271
Halliburton Co.
6.150%, 9/15/19	77,000	93,393
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	47,444
Transocean, Inc.
4.950%, 11/15/15	77,000	82,314
6.000%, 3/15/18	31,000	34,295
6.500%, 11/15/20	61,000	68,485
Weatherford International Ltd.
6.000%, 3/15/18	92,000	104,658

		453,860

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	292,735
Apache Corp.
5.250%, 4/15/13	31,000	32,505
3.625%, 2/1/21	105,000	110,636
Buckeye Partners LP
5.500%, 8/15/19	46,000	50,478
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	360,070
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	165,695
5.700%, 10/15/19	92,000	109,494
Chevron Corp.
4.950%, 3/3/19	189,000	222,543
ConocoPhillips
5.750%, 2/1/19	335,000	407,188
6.000%, 1/15/20	154,000	190,567
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	10,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
EnCana Corp.
5.900%, 12/1/17	$31,000	$36,075
6.500%, 5/15/19	192,000	230,574
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	244,538
9.700%, 3/15/19	69,000	89,939
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	176,940
5.600%, 10/15/14	240,000	264,543
6.300%, 9/15/17	154,000	182,396
EOG Resources, Inc.
6.875%, 10/1/18	31,000	38,683
5.625%, 6/1/19	38,000	44,501
4.100%, 2/1/21	155,000	167,717
EQT Corp.
8.125%, 6/1/19	38,000	44,543
Hess Corp.
8.125%, 2/15/19	230,000	295,723
Husky Energy, Inc.
5.900%, 6/15/14	32,000	35,116
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	307,000	390,345
6.850%, 2/15/20	9,000	10,704
5.300%, 9/15/20	23,000	25,654
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	45,055
4.250%, 2/1/21	31,000	32,914
Marathon Oil Corp.
5.900%, 3/15/18	71,000	83,921
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,009
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	350,651
Nexen, Inc.
6.200%, 7/30/19	25,000	28,996
NuStar Logistics LP
4.800%, 9/1/20	61,000	62,797
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	85,307
ONEOK Partners LP
8.625%, 3/1/19	154,000	199,763
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	99,757
5.875%, 3/1/18	92,000	102,882
7.875%, 3/15/19	92,000	113,372
5.750%, 1/20/20	307,000	339,106
5.375%, 1/27/21	90,000	97,272
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	127,006
Plains All American Pipeline LP/Plains All American Finance Corp
6.500%, 5/1/18	154,000	184,917
8.750%, 5/1/19	46,000	59,885
Shell International Finance B.V.
4.000%, 3/21/14	154,000	164,167
3.250%, 9/22/15	120,000	129,047
4.300%, 9/22/19	215,000	244,514
4.375%, 3/25/20	96,000	110,252
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	179,642
Statoil ASA
3.875%, 4/15/14	77,000	81,639
5.250%, 4/15/19	212,000	249,251
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	34,350
Total Capital S.A.
2.300%, 3/15/16	330,000	334,122
TransCanada PipeLines Ltd.
7.125%, 1/15/19	192,000	242,855
3.800%, 10/1/20	275,000	290,715
Valero Energy Corp.
6.875%, 4/15/12	694,000	695,484
4.750%, 6/15/13	31,000	32,490
4.500%, 2/1/15	14,000	14,998
9.375%, 3/15/19	46,000	59,868
6.125%, 2/1/20	20,000	23,044
Williams Partners LP
3.800%, 2/15/15	31,000	32,898
5.250%, 3/15/20	179,000	197,677

		9,464,747

Total Energy		9,918,607

Financials (14.6%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,110
5.300%, 3/15/20	325,000	360,940
Bank of New York Mellon Corp.
4.950%, 11/1/12	184,000	188,873
5.125%, 8/27/13	270,000	286,936
4.300%, 5/15/14	45,000	48,167
5.450%, 5/15/19	200,000	232,050
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	101,386
6.400%, 10/2/17	154,000	179,398
BlackRock, Inc.
3.500%, 12/10/14	77,000	82,778
5.000%, 12/10/19	77,000	88,321
Charles Schwab Corp.
4.950%, 6/1/14	15,000	16,260
Deutsche Bank AG/London
2.375%, 1/11/13	249,000	251,543
4.875%, 5/20/13	184,000	190,844
3.450%, 3/30/15	154,000	159,684
3.250%, 1/11/16	145,000	148,752
Goldman Sachs Group, Inc.
3.250%, 6/15/12	614,000	617,663
3.625%, 8/1/12	88,000	88,673
5.250%, 10/15/13	564,000	589,968
5.150%, 1/15/14	154,000	162,805
3.625%, 2/7/16	685,000	684,115
5.950%, 1/18/18	399,000	430,428
7.500%, 2/15/19	154,000	175,123
5.375%, 3/15/20	595,000	606,972
Jefferies Group, Inc.
8.500%, 7/15/19	154,000	173,799
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	1,001,000	1,111,570
Morgan Stanley
1.950%, 6/20/12	307,000	308,206
5.750%, 8/31/12	154,000	157,084
4.750%, 4/1/14	307,000	310,707
6.000%, 4/28/15	250,000	261,612
5.375%, 10/15/15	154,000	159,350
5.450%, 1/9/17	539,000	548,458
5.950%, 12/28/17	184,000	190,206
5.625%, 9/23/19	461,000	457,032
5.750%, 1/25/21	645,000	640,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Holdings, Inc.
5.000%, 3/4/15	$78,000	$81,081
6.700%, 3/4/20	87,000	95,373
Northern Trust Corp.
4.625%, 5/1/14	20,000	21,487
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	73,896

		10,298,670

Commercial Banks (5.2%)
Bank of Nova Scotia
3.400%, 1/22/15	322,000	341,336
Barclays Bank plc
5.450%, 9/12/12	184,000	187,727
5.000%, 9/22/16	557,000	598,232
BB&T Corp.
3.375%, 9/25/13	92,000	95,363
3.950%, 4/29/16	46,000	49,607
4.900%, 6/30/17	307,000	340,448
BNP Paribas S.A.
3.600%, 2/23/16	465,000	470,366
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,875
Credit Suisse AG/New York
3.450%, 7/2/12	123,000	123,860
5.000%, 5/15/13	234,000	242,965
5.500%, 5/1/14	154,000	165,076
6.000%, 2/15/18	184,000	199,330
5.300%, 8/13/19	109,000	120,253
5.400%, 1/14/20	302,000	312,298
Fifth Third Bancorp
6.250%, 5/1/13	154,000	162,272
3.625%, 1/25/16	475,000	499,795
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	193,352
KeyCorp
6.500%, 5/14/13	77,000	81,495
KfW
4.000%, 10/15/13	338,000	355,898
3.500%, 3/10/14	614,000	648,067
4.125%, 10/15/14	2,902,000	3,146,968
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	285,000	292,280
4.125%, 7/15/13	2,949,000	3,074,993
5.125%, 2/1/17	154,000	178,497
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	246,000	251,077
5.000%, 4/25/17	2,854,000	3,240,808
PNC Funding Corp.
5.625%, 2/1/17	510,000	570,454
5.125%, 2/8/20	31,000	34,908
Royal Bank of Canada
2.100%, 7/29/13	61,000	62,336
2.625%, 12/15/15	380,000	396,655
Royal Bank of Scotland Group plc
6.400%, 10/21/19	135,000	140,994
Royal Bank of Scotland plc
6.125%, 1/11/21	230,000	247,188
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	176,445
U.S. Bancorp
2.000%, 6/14/13	455,000	462,571
4.200%, 5/15/14	77,000	82,341
2.450%, 7/27/15	465,000	481,059
UBS AG/Connecticut
2.250%, 8/12/13	250,000	251,755
5.875%, 7/15/16	170,000	178,978
5.875%, 12/20/17	307,000	339,744
4.875%, 8/4/20	250,000	260,155
Wachovia Corp.
5.500%, 5/1/13	154,000	161,689
5.250%, 8/1/14	307,000	331,086
5.750%, 2/1/18	344,000	397,811
Wells Fargo & Co.
3.750%, 10/1/14	246,000	260,214
3.676%, 6/15/16(e)	711,000	759,564
5.625%, 12/11/17	307,000	355,081
Westpac Banking Corp.
2.250%, 11/19/12	77,000	77,946
3.000%, 8/4/15	35,000	36,404
4.875%, 11/19/19	522,000	561,614

		22,092,230

Consumer Finance (1.2%)
Ally Financial, Inc.
1.750%, 10/30/12	184,000	185,635
2.200%, 12/19/12	307,000	311,349
American Express Co.
7.250%, 5/20/14	77,000	86,245
5.500%, 9/12/16	706,000	794,934
6.150%, 8/28/17	246,000	288,137
Capital One Financial Corp.
7.375%, 5/23/14	154,000	171,052
6.150%, 9/1/16	31,000	34,081
6.750%, 9/15/17	154,000	181,429
Caterpillar Financial Services Corp.
1.900%, 12/17/12	20,000	20,221
2.000%, 4/5/13	31,000	31,457
4.900%, 8/15/13	92,000	97,499
7.150%, 2/15/19	490,000	631,154
Discover Financial Services
10.250%, 7/15/19	80,000	105,100
HSBC Finance Corp.
5.500%, 1/19/16	195,000	211,303
6.676%, 1/15/21	376,000	402,651
PACCAR Financial Corp.
1.950%, 12/17/12	31,000	31,332
SLM Corp.
5.000%, 10/1/13	307,000	314,675
6.250%, 1/25/16	410,000	426,400
8.450%, 6/15/18	31,000	34,487
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	234,629
2.800%, 1/11/16	230,000	240,375
4.250%, 1/11/21	230,000	250,592

		5,084,737

Diversified Financial Services (3.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	184,000	192,973
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	17,340
Bank of America Corp.
2.100%, 4/30/12	307,000	307,450
3.125%, 6/15/12	768,000	772,593
6.500%, 8/1/16	215,000	236,025
5.625%, 10/14/16	399,000	425,219
5.650%, 5/1/18	461,000	490,656
7.625%, 6/1/19	614,000	708,457
5.625%, 7/1/20	200,000	207,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
BP Capital Markets plc
3.625%, 5/8/14	$61,000	$64,096
3.875%, 3/10/15	107,000	114,683
3.125%, 10/1/15	115,000	121,418
4.500%, 10/1/20	610,000	671,549
Citigroup Funding, Inc.
1.875%, 10/22/12	154,000	155,378
Citigroup, Inc.
2.125%, 4/30/12	614,000	614,897
6.500%, 8/19/13	154,000	163,207
5.500%, 10/15/14	369,000	395,941
4.750%, 5/19/15	1,125,000	1,184,659
6.125%, 11/21/17	230,000	256,832
6.125%, 5/15/18	315,000	350,053
8.500%, 5/22/19	154,000	189,375
5.375%, 8/9/20	130,000	140,265
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	124,166
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	94,324
General Electric Capital Corp.
2.200%, 6/8/12	307,000	308,148
2.625%, 12/28/12	614,000	624,809
5.625%, 5/1/18	768,000	889,848
5.550%, 5/4/20	655,000	748,467
4.625%, 1/7/21	805,000	858,472
John Deere Capital Corp.
2.875%, 6/19/12	230,000	231,270
5.250%, 10/1/12	154,000	157,725
5.100%, 1/15/13	265,000	274,740
JPMorgan Chase & Co.
2.125%, 6/22/12	461,000	462,973
4.650%, 6/1/14	77,000	81,985
5.125%, 9/15/14	307,000	328,815
3.700%, 1/20/15	369,000	389,035
2.600%, 1/15/16	750,000	756,740
6.300%, 4/23/19	307,000	354,811
4.950%, 3/25/20	415,000	446,827
4.400%, 7/22/20	31,000	32,197
4.250%, 10/15/20	560,000	572,760
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	80,060
5.550%, 1/15/20	31,000	31,927
National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	135,000	143,109
3.050%, 3/1/16	90,000	95,019
5.450%, 2/1/18	31,000	36,171
ORIX Corp.
4.710%, 4/27/15	51,000	53,695
Private Export Funding Corp.
4.950%, 11/15/15	31,000	35,381
4.300%, 12/15/21	31,000	35,263
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,325
5.150%, 3/15/20	20,000	22,394
Unilever Capital Corp.
4.800%, 2/15/19	154,000	180,142

		16,259,092

Insurance (1.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	103,832
5.900%, 6/15/19	15,000	17,986
Aflac, Inc.
3.450%, 8/15/15	31,000	32,484
8.500%, 5/15/19	46,000	60,212
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	346,498
Allstate Corp.
6.200%, 5/16/14	77,000	84,772
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	39,142
American International Group, Inc.
5.050%, 10/1/15	246,000	262,971
5.850%, 1/16/18	334,000	365,630
8.250%, 8/15/18	276,000	331,275
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	129,831
5.400%, 5/15/18	508,000	595,185
Chubb Corp.
5.750%, 5/15/18	184,000	221,604
CNA Financial Corp.
7.350%, 11/15/19	14,000	16,214
5.875%, 8/15/20	92,000	98,313
Genworth Financial, Inc.
6.515%, 5/22/18	396,000	408,791
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	145,000	154,469
Lincoln National Corp.
8.750%, 7/1/19	320,000	406,243
6.250%, 2/15/20	15,000	17,055
Markel Corp.
7.125%, 9/30/19	61,000	69,244
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	197,046
MetLife, Inc.
7.717%, 2/15/19	307,000	387,575
4.750%, 2/8/21	175,000	191,971
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	47,813
Principal Life Income Funding Trusts
5.300%, 4/24/13	92,000	95,780
Prudential Financial, Inc.
2.750%, 1/14/13	31,000	31,421
5.100%, 9/20/14	92,000	99,072
3.875%, 1/14/15	41,000	43,046
6.200%, 1/15/15	9,000	10,012
6.000%, 12/1/17	128,000	147,187
7.375%, 6/15/19	170,000	209,305
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	34,587

		5,256,566

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp.
4.625%, 4/1/15	23,000	24,501
4.500%, 1/15/18	95,000	99,235
5.050%, 9/1/20	61,000	63,865
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	69,824
6.100%, 3/15/20	61,000	72,115
Boston Properties LP
4.125%, 5/15/21	190,000	195,942
Digital Realty Trust LP
4.500%, 7/15/15	61,000	63,366
Duke Realty LP
5.950%, 2/15/17	28,000	31,173
Entertainment Properties Trust
7.750%, 7/15/20	31,000	32,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
ERP Operating LP
5.125%, 3/15/16	$384,000	$422,763
HCP, Inc.
5.650%, 12/15/13	92,000	97,317
3.750%, 2/1/16	95,000	97,822
6.000%, 1/30/17	100,000	111,011
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	149,303
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	95,000	98,812
6.500%, 1/17/17	31,000	33,975
Hospitality Properties Trust
7.875%, 8/15/14	77,000	84,327
Kimco Realty Corp.
6.875%, 10/1/19	61,000	71,031
Liberty Property LP
4.750%, 10/1/20	61,000	62,862
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	74,048
Simon Property Group LP
4.200%, 2/1/15	28,000	29,819
5.250%, 12/1/16	172,000	194,758
5.650%, 2/1/20	77,000	87,991
4.375%, 3/1/21	180,000	192,289

		2,460,752

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	54,000	59,114
6.250%, 3/15/17	23,000	25,472
6.875%, 3/15/20	3,000	3,438

		88,024

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union
1.750%, 11/2/12	92,000	92,795

Total Financials		61,632,866

Health Care (2.0%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	92,000	100,606
5.700%, 2/1/19	92,000	107,050
4.500%, 3/15/20	15,000	16,174

		223,830

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.
1.800%, 3/15/13	12,000	12,158
4.625%, 3/15/15	92,000	101,540
4.250%, 3/15/20	31,000	34,164
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	61,589
6.000%, 10/15/17	184,000	220,562
Medtronic, Inc.
3.000%, 3/15/15	615,000	651,658
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	366,929
Stryker Corp.
3.000%, 1/15/15	31,000	32,713
4.375%, 1/15/20	31,000	34,378

		1,515,691

Health Care Providers & Services (0.4%)
Aetna, Inc.
6.000%, 6/15/16	92,000	106,299
Cigna Corp.
5.125%, 6/15/20	40,000	43,641
Express Scripts, Inc.
6.250%, 6/15/14	307,000	336,822
McKesson Corp.
6.500%, 2/15/14	154,000	169,458
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	37,091
4.125%, 9/15/20	110,000	112,366
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	30,744
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	185,889
WellPoint, Inc.
6.000%, 2/15/14	154,000	167,120
7.000%, 2/15/19	307,000	381,211

		1,570,641

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	99,096
Life Technologies Corp.
5.000%, 1/15/21	70,000	75,632

		174,728

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	92,000	107,827
5.600%, 11/30/17	307,000	370,726
4.125%, 5/27/20	155,000	173,216
AstraZeneca plc
5.400%, 9/15/12	92,000	94,033
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	110,095
Eli Lilly and Co.
5.200%, 3/15/17	331,000	386,931
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	321,000	336,564
5.650%, 5/15/18	304,000	366,703
Hospira, Inc.
6.400%, 5/15/15	14,000	15,411
Johnson & Johnson
5.150%, 7/15/18	457,000	549,401
Merck & Co., Inc.
5.300%, 12/1/13	250,000	269,774
4.000%, 6/30/15	61,000	66,974
6.000%, 9/15/17	92,000	112,818
3.875%, 1/15/21	125,000	137,262
Novartis Capital Corp.
4.400%, 4/24/20	110,000	124,464
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	289,366
Pfizer, Inc.
4.500%, 2/15/14	154,000	165,367
5.350%, 3/15/15	154,000	174,299
6.200%, 3/15/19	136,000	170,079
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	365,463
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	31,000	31,060
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	64,000	68,541
6.125%, 8/15/19	52,000	58,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Wyeth LLC
5.500%, 3/15/13	$262,000	$274,770

		4,819,541

Total Health Care		8,304,431

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co.
5.125%, 2/15/13	195,000	203,139
3.500%, 2/15/15	215,000	231,928
General Dynamics Corp.
4.250%, 5/15/13	92,000	95,884
5.375%, 8/15/15	305,000	347,873
Goodrich Corp.
4.875%, 3/1/20	31,000	35,182
Honeywell International, Inc.
4.250%, 3/1/13	246,000	254,491
5.000%, 2/15/19	154,000	180,276
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	115,508
Northrop Grumman Corp.
3.700%, 8/1/14	46,000	48,207
5.050%, 8/1/19	26,000	29,171
Raytheon Co.
6.400%, 12/15/18	92,000	112,616
4.400%, 2/15/20	31,000	34,335
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,551
United Technologies Corp.
5.375%, 12/15/17	92,000	109,833
6.125%, 2/1/19	154,000	188,882

		2,004,876

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	154,000	201,061
United Parcel Service, Inc.
4.500%, 1/15/13	187,000	193,147
3.125%, 1/15/21	95,000	98,990

		493,198

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	68,126	77,919
Delta Air Lines, Inc.
7.750%, 12/17/19	80,707	92,715

		170,634

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	307,000	337,520
8.125%, 7/15/18	31,000	36,502

		374,022

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,082
Dartmouth College
4.750%, 6/1/19	15,000	17,451
Johns Hopkins University
5.250%, 7/1/19	69,000	81,661
Pitney Bowes, Inc.
4.750%, 1/15/16	461,000	482,898
5.750%, 9/15/17	71,000	74,372
Republic Services, Inc.
5.500%, 9/15/19	96,000	111,323
Vanderbilt University
5.250%, 4/1/19	77,000	90,428
Waste Management, Inc.
5.000%, 3/15/14	31,000	33,280
6.100%, 3/15/18	154,000	181,990
Yale University
2.900%, 10/15/14	77,000	81,272

		1,186,757

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	33,824
4.875%, 10/15/19	230,000	265,681

		299,505

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	31,000	32,675
Cooper U.S., Inc.
5.250%, 11/15/12	31,000	31,855
Danaher Corp.
5.625%, 1/15/18	154,000	182,706
General Electric Co.
5.250%, 12/6/17	230,000	264,671
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	188,562
Tyco Electronics Group S.A.
6.000%, 10/1/12	138,000	141,326
Tyco International Finance S.A.
6.000%, 11/15/13	92,000	99,196
4.125%, 10/15/14	46,000	49,188
3.375%, 10/15/15	31,000	32,762
8.500%, 1/15/19	92,000	118,472

		1,141,413

Machinery (0.1%)
Eaton Corp.
6.950%, 3/20/19	285,000	362,602
Harsco Corp.
2.700%, 10/15/15	31,000	31,784
Snap-on, Inc.
6.125%, 9/1/21	61,000	72,571

		466,957

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,931

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	181,920
4.700%, 10/1/19	100,000	112,362
Canadian National Railway Co.
5.550%, 3/1/19	154,000	182,889
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,106
CSX Corp.
6.250%, 4/1/15	126,000	144,894
7.375%, 2/1/19	117,000	146,837
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,950
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	76,829
5.750%, 4/1/18	154,000	183,807
5.900%, 6/15/19	20,000	23,847
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,997
Union Pacific Corp.
6.125%, 2/15/20	79,000	96,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/1/21	$90,000	$95,517

		1,365,367

Total Industrials		7,535,660

Information Technology (1.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	349,967
4.950%, 2/15/19	169,000	195,119
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	106,506
Nokia Oyj
5.375%, 5/15/19	154,000	151,763

		803,355

Computers & Peripherals (0.3%)
Dell, Inc.
3.375%, 6/15/12	17,000	17,098
5.625%, 4/15/14	61,000	66,724
2.300%, 9/10/15	140,000	144,855
5.875%, 6/15/19	31,000	36,371
Hewlett-Packard Co.
4.500%, 3/1/13	184,000	189,656
6.125%, 3/1/14	286,000	311,726
4.750%, 6/2/14	92,000	98,484
3.750%, 12/1/20	345,000	342,774

		1,207,688

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	33,652
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	50,334
Corning, Inc.
6.625%, 5/15/19	6,000	7,321
4.250%, 8/15/20	20,000	21,340

		112,647

IT Services (0.4%)
Computer Sciences Corp.
5.500%, 3/15/13	77,000	79,554
Fiserv, Inc.
3.125%, 10/1/15	380,000	388,342
International Business Machines Corp.
4.750%, 11/29/12	92,000	94,633
5.700%, 9/14/17	621,000	745,253
Western Union Co.
5.930%, 10/1/16	310,000	356,240

		1,664,022

Office Electronics (0.2%)
Xerox Corp.
8.250%, 5/15/14	29,000	32,762
4.250%, 2/15/15	77,000	81,524
6.350%, 5/15/18	92,000	106,839
5.625%, 12/15/19	406,000	450,250

		671,375

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	77,000	84,107
Maxim Integrated Products, Inc.
3.450%, 6/14/13	31,000	31,890

		115,997

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,524
4.750%, 2/1/20	38,000	41,596
Microsoft Corp.
2.950%, 6/1/14	58,000	60,892
2.500%, 2/8/16	285,000	300,779
4.200%, 6/1/19	54,000	60,905
Oracle Corp.
5.250%, 1/15/16	343,000	394,537
5.750%, 4/15/18	91,000	109,978

		1,001,211

Total Information Technology		5,576,295

Materials (1.6%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	67,937
Airgas, Inc.
2.850%, 10/1/13	31,000	31,675
Cabot Corp.
5.000%, 10/1/16	61,000	65,977
Dow Chemical Co.
8.550%, 5/15/19	490,000	640,756
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	219,087
3.250%, 1/15/15	77,000	82,024
5.250%, 12/15/16	201,000	235,161
4.625%, 1/15/20	31,000	35,738
Monsanto Co.
7.375%, 8/15/12	31,000	31,769
5.125%, 4/15/18	31,000	36,234
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	27,238
3.750%, 9/30/15	25,000	26,779
6.500%, 5/15/19	20,000	24,867
4.875%, 3/30/20	96,000	109,096
PPG Industries, Inc.
3.600%, 11/15/20	110,000	113,901
Praxair, Inc.
2.125%, 6/14/13	31,000	31,596
4.625%, 3/30/15	154,000	170,873
Rohm & Haas Co.
5.600%, 3/15/13	246,000	255,936
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	81,439
Valspar Corp.
7.250%, 6/15/19	61,000	72,401

		2,360,484

Containers & Packaging (0.1%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	18,605
6.800%, 8/1/19	14,000	16,599
Packaging Corp. of America
5.750%, 8/1/13	267,000	277,680

		312,884

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	350,439
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	58,090
ArcelorMittal S.A.
5.375%, 6/1/13	267,000	276,357
9.000%, 2/15/15	69,000	79,242
6.125%, 6/1/18	107,000	112,345
9.850%, 6/1/19	77,000	92,784
Barrick Gold Corp.
6.950%, 4/1/19	302,000	372,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	$212,000	$221,333
5.500%, 4/1/14	154,000	168,509
5.250%, 12/15/15	205,000	233,921
5.400%, 3/29/17	61,000	71,292
3.250%, 11/21/21	190,000	191,613
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	17,566
Newmont Mining Corp.
5.125%, 10/1/19	92,000	103,353
Nucor Corp.
5.750%, 12/1/17	92,000	109,719
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	289,288
8.950%, 5/1/14	97,000	112,327
6.500%, 7/15/18	92,000	113,425
9.000%, 5/1/19	154,000	208,551
Southern Copper Corp.
5.375%, 4/16/20	17,000	18,759
Teck Resources Ltd.
4.500%, 1/15/21	160,000	167,600
Vale Overseas Ltd.
6.250%, 1/23/17	154,000	177,576

		3,546,922

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	199,067
7.500%, 8/15/21	288,000	362,800

		561,867

Total Materials		6,782,157

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
5.100%, 9/15/14	92,000	101,077
5.625%, 6/15/16	629,000	733,522
5.800%, 2/15/19	601,000	714,254
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	162,132
4.875%, 7/8/14	77,000	82,458
Embarq Corp.
7.082%, 6/1/16	457,000	514,467
France Telecom S.A.
4.375%, 7/8/14	154,000	164,241
5.375%, 7/8/19	345,000	393,836
Qwest Corp.
8.375%, 5/1/16	51,000	59,670
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	249,103
6.175%, 6/18/14	61,000	64,371
5.250%, 10/1/15	244,000	252,459
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	330,000	331,124
4.949%, 1/15/15	40,000	40,919
5.877%, 7/15/19	60,000	60,540
5.134%, 4/27/20	81,000	77,459
5.462%, 2/16/21	50,000	48,437
Verizon Communications, Inc.
5.500%, 2/15/18	107,000	126,010
6.100%, 4/15/18	92,000	111,353
6.350%, 4/1/19	654,000	799,485

		5,086,917

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	373,195
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	180,000	247,446
Rogers Communications, Inc.
6.800%, 8/15/18	229,000	284,292
Vodafone Group plc
5.000%, 12/16/13	272,000	290,214
4.150%, 6/10/14	123,000	130,934
5.750%, 3/15/16	265,000	306,293
5.625%, 2/27/17	184,000	215,551

		1,847,925

Total Telecommunication Services		6,934,842

Utilities (2.0%)
Electric Utilities (1.6%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	197,584
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	163,278
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	154,000	171,080
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	52,784
Consolidated Edison Co. of New York, Inc.
Series 02-B
7.125%, 12/1/18	307,000	395,048
Consumers Energy Co.
6.700%, 9/15/19	154,000	192,423
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	197,058
Duke Energy Corp.
5.650%, 6/15/13	184,000	194,247
3.350%, 4/1/15	31,000	32,856
Duke Energy Indiana, Inc.
3.750%, 7/15/20	105,000	111,074
Duke Energy Ohio, Inc.
5.700%, 9/15/12	92,000	93,840
Exelon Corp.
4.900%, 6/15/15	137,000	149,667
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	180,514
FirstEnergy Solutions Corp.
4.800%, 2/15/15	91,000	98,259
6.050%, 8/15/21	123,000	138,636
Florida Power Corp.
5.650%, 6/15/18	154,000	183,194
4.550%, 4/1/20	15,000	16,882
Georgia Power Co.
4.250%, 12/1/19	257,000	282,540
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	188,159
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	69,000	69,436
5.875%, 10/1/12	184,000	188,368
Nevada Power Co.
6.500%, 8/1/18	92,000	112,101
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,402
6.000%, 3/1/19	169,000	195,656
Northern States Power Co.
1.950%, 8/15/15	31,000	31,925
5.250%, 3/1/18	92,000	107,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio Power Co.
5.500%, 3/1/13	$92,000	$95,531
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	31,000	31,129
7.000%, 9/1/22	154,000	188,342
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	408,669
PacifiCorp
5.650%, 7/15/18	154,000	183,167
Portland General Electric Co.
6.100%, 4/15/19	77,000	93,404
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	249,209
6.500%, 5/1/18	31,000	35,147
Progress Energy, Inc.
5.625%, 1/15/16	240,000	273,209
PSEG Power LLC
2.500%, 4/15/13	23,000	23,406
5.125%, 4/15/20	25,000	27,425
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	17,507
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	25,976
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	97,851
5.300%, 5/1/18	154,000	181,388
Southern California Edison Co.
5.750%, 3/15/14	184,000	200,773
Southern Co.
4.150%, 5/15/14	23,000	24,559
Southern Natural Gas Co.
5.900%, 4/1/17§	154,000	174,038
Tampa Electric Co.
6.100%, 5/15/18	31,000	37,336
Union Electric Co.
6.700%, 2/1/19	127,000	155,049
Virginia Electric & Power Co.
Series A
4.750%, 3/1/13	237,000	245,703
5.400%, 1/15/16	225,000	258,071
Series B
5.000%, 6/30/19	61,000	70,900
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	34,348
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	35,750

		6,927,618

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	67,745
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	180,488
4.500%, 1/15/21	79,000	84,487

		332,720

Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.500%, 7/18/17	184,000	222,165

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,877
Avista Corp.
5.125%, 4/1/22	35,000	40,073
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	100,159
DTE Energy Co.
7.625%, 5/15/14	23,000	25,902
6.350%, 6/1/16	92,000	106,280
National Grid plc
6.300%, 8/1/16	154,000	177,210
NiSource Finance Corp.
5.450%, 9/15/20	31,000	34,611
6.125%, 3/1/22	31,000	36,022
NSTAR
4.500%, 11/15/19	31,000	34,634
Sempra Energy
6.000%, 2/1/13	92,000	95,744
6.500%, 6/1/16	181,000	214,497

		898,009

Total Utilities		8,380,512

Total Corporate Bonds		134,761,515

Government Securities (65.7%)
Foreign Governments (3.9%)
Canadian Government Bond
2.375%, 9/10/14	215,000	224,553
Export Development Canada
1.750%, 9/24/12	307,000	309,034
3.500%, 5/16/13	2,984,000	3,087,029
Export-Import Bank of Korea
8.125%, 1/21/14	2,756,000	3,037,388
Federative Republic of Brazil
10.250%, 6/17/13	307,000	340,770
6.000%, 1/17/17	2,355,000	2,781,861
8.000%, 1/15/18	256,000	305,068
8.875%, 10/14/19	246,000	347,475
Japan Finance Corp.
4.250%, 6/18/13	184,000	191,591
Korea Development Bank
5.300%, 1/17/13	184,000	188,931
Province of British Columbia
2.850%, 6/15/15	46,000	48,836
Province of Nova Scotia
5.125%, 1/26/17	92,000	106,572
Province of Ontario
4.950%, 6/1/12	154,000	155,139
4.100%, 6/16/14	307,000	329,396
4.950%, 11/28/16	184,000	211,734
4.000%, 10/7/19	123,000	136,915
Province of Quebec
4.875%, 5/5/14	184,000	199,742
4.625%, 5/14/18	184,000	211,706
Republic of Chile
5.500%, 1/15/13	154,000	159,213
Republic of Italy
4.375%, 6/15/13	307,000	314,074
5.250%, 9/20/16	399,000	415,992
Republic of Korea
5.750%, 4/16/14	154,000	166,443
7.125%, 4/16/19	154,000	190,702
Republic of Panama
5.200%, 1/30/20	462,000	530,145
Republic of Peru
8.375%, 5/3/16	230,000	285,200
7.125%, 3/30/19	77,000	97,906
Republic of Poland
5.000%, 10/19/15	307,000	334,471
6.375%, 7/15/19	43,000	50,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of South Africa
5.875%, 5/30/22	$215,000	$244,831
State of Israel
5.125%, 3/1/14	31,000	32,899
5.125%, 3/26/19	138,000	153,007
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	105,158
United Mexican States
6.375%, 1/16/13	92,000	95,668
5.875%, 2/17/14	230,000	249,780
5.625%, 1/15/17	338,000	390,728
5.950%, 3/19/19	307,000	368,093

		16,398,145

Municipal Bonds (0.7%)
Bay Area Toll Authority California State
6.793%, 4/1/30	31,000	37,930
6.918%, 4/1/40	31,000	40,398
6.263%, 4/1/49	92,000	120,344
7.043%, 4/1/50	61,000	81,208
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	61,000	74,596
City & County of Denver, Colorado
5.650%, 8/1/30	31,000	34,652
City of Chicago, Illinois
6.845%, 1/1/38	38,000	42,594
6.395%, 1/1/40	21,000	26,372
Clark County, Nevada Airport
6.881%, 7/1/42	61,000	68,304
Los Angeles, California Community College District
6.600%, 8/1/42	31,000	39,766
6.750%, 8/1/49	61,000	79,244
Los Angeles, California Unified School District
5.755%, 7/1/29	31,000	35,785
5.750%, 7/1/34	77,000	89,336
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	45,000	51,582
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	46,000	54,250
Metropolitan Transportation Authority
6.548%, 11/15/31	31,000	37,419
6.648%, 11/15/39	31,000	38,562
6.668%, 11/15/39	23,000	28,811
Metropolitan Washington Airports Authority
7.462%, 10/1/46	89,000	98,083
Municipal Electric Authority of Georgia
6.637%, 4/1/57	38,000	42,262
7.055%, 4/1/57	61,000	63,776
New Jersey Economic Development Authority
7.425%, 2/15/29	138,000	173,376
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	31,000	40,005
New York City Municipal Water Finance Authority
5.724%, 6/15/42	38,000	47,211
6.011%, 6/15/42	11,000	14,172
New York City Transitional Finance Authority
5.508%, 8/1/37	92,000	108,039
New York State Dormitory Authority
5.500%, 3/15/30	31,000	36,263
5.600%, 3/15/40	31,000	36,608
New York State Urban Development Corp.
5.770%, 3/15/39	18,000	21,204
North Texas Tollway Authority
6.718%, 1/1/49	88,000	113,123
Ohio State University
4.910%, 6/1/40	61,000	68,593
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	69,000	77,189
5.561%, 12/1/49	92,000	102,838
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	18,000	20,529
San Diego County, California Water Authority
6.138%, 5/1/49	31,000	39,243
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	123,000	146,092
State of California
7.350%, 11/1/39	61,000	76,834
State of Georgia
4.503%, 11/1/25	31,000	35,936
State of Illinois
3.321%, 1/1/13	31,000	31,553
4.071%, 1/1/14	31,000	32,131
4.421%, 1/1/15	31,000	32,483
State of Massachusetts
5.456%, 12/1/39	77,000	92,676
State of New York
5.206%, 10/1/31	46,000	51,229
State of Washington
5.090%, 8/1/33	31,000	35,750
5.481%, 8/1/39	61,000	73,546
5.140%, 8/1/40	31,000	36,201
University of Texas
4.794%, 8/15/46	55,000	62,591
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	123,000	142,652

		2,933,341

Supranational (2.4%)
Asian Development Bank
4.250%, 10/20/14	759,000	827,669
5.500%, 6/27/16	307,000	363,292
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	171,691
8.125%, 6/4/19	46,000	56,998
European Investment Bank
1.750%, 9/14/12	307,000	308,540
3.250%, 5/15/13	307,000	315,708
4.250%, 7/15/13	971,000	1,014,670
3.000%, 4/8/14	307,000	320,227
3.125%, 6/4/14	154,000	161,462
2.875%, 1/15/15	307,000	323,004
4.875%, 1/17/17	1,379,000	1,590,687
5.125%, 5/30/17	399,000	466,761
Inter-American Development Bank
4.375%, 9/20/12	184,000	187,377
4.750%, 10/19/12	307,000	314,216
3.500%, 3/15/13	307,000	315,845
5.125%, 9/13/16	107,000	125,301
3.875%, 2/14/20	307,000	347,193
International Bank for Reconstruction & Development
2.000%, 4/2/12	614,000	614,000
5.000%, 4/1/16	959,000	1,107,360
International Finance Corp.
3.000%, 4/22/14	787,000	824,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Nordic Investment Bank
3.625%, 6/17/13	$184,000	$190,831

		9,947,800

U.S. Government Agencies (21.7%)
Federal Farm Credit Bank
1.875%, 12/7/12	92,000	93,054
2.625%, 4/17/14	307,000	320,841
Federal Home Loan Bank
2.250%, 4/13/12	614,000	614,433
1.125%, 5/18/12	154,000	154,212
1.875%, 6/20/12	154,000	154,600
1.750%, 8/22/12	18,274,000	18,389,424
4.500%, 11/15/12	614,000	630,554
1.625%, 11/21/12	200,000	201,851
1.625%, 3/20/13	154,000	156,044
1.875%, 6/21/13	154,000	156,953
5.125%, 8/14/13	399,000	425,177
4.000%, 9/6/13	491,000	516,624
0.375%, 11/27/13	3,150,000	3,149,882
5.250%, 6/18/14	1,228,000	1,358,502
5.500%, 8/13/14	399,000	446,593
4.750%, 12/16/16	154,000	179,571
4.875%, 5/17/17	461,000	545,897
5.000%, 11/17/17	614,000	734,314
5.500%, 7/15/36	92,000	115,167
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	61,000	61,044
1.375%, 1/9/13	614,000	619,483
0.750%, 3/28/13	6,915,000	6,948,897
1.625%, 4/15/13	22,315,000	22,626,471
4.500%, 1/15/14	1,536,000	1,644,451
2.500%, 4/23/14	307,000	320,100
5.000%, 7/15/14	614,000	677,313
2.875%, 2/9/15	230,000	245,046
4.750%, 11/17/15	921,000	1,049,754
5.500%, 7/18/16	307,000	364,479
5.000%, 4/18/17	123,000	145,246
Federal National Mortgage Association
1.000%, 4/4/12	200,000	200,014
1.875%, 4/20/12	230,000	230,202
1.250%, 6/22/12	154,000	154,396
1.750%, 8/10/12	614,000	617,457
1.750%, 2/22/13	614,000	622,260
4.375%, 3/15/13	2,735,000	2,842,728
0.500%, 8/9/13	3,870,000	3,879,990
1.125%, 9/30/13	921,000	931,047
1.125%, 10/8/13	61,000	61,636
1.000%, 10/15/13	61,000	61,531
2.750%, 2/5/14	921,000	961,194
1.350%, 2/24/14	61,000	61,985
3.000%, 9/16/14	307,000	324,475
2.625%, 11/20/14	230,000	242,473
2.150%, 8/4/15	31,000	32,418
1.875%, 10/15/15	61,000	63,233
4.375%, 10/15/15	921,000	1,035,407
2.375%, 4/11/16	14,705,000	15,521,019
5.000%, 2/13/17	307,000	361,713
5.000%, 5/11/17	491,000	579,700

		91,830,855

U.S. Treasuries (37.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	522,000	681,401
U.S. Treasury Notes
0.750%, 3/31/13	28,830,000	28,980,343
0.375%, 6/30/13	28,950,000	28,990,145
4.000%, 2/15/15	1,358,000	1,492,368
2.500%, 3/31/15	6,430,000	6,804,748
2.500%, 4/30/15	6,295,000	6,667,536
2.125%, 5/31/15	8,745,000	9,167,561
1.875%, 6/30/15	4,850,000	5,048,547
1.750%, 7/31/15	4,660,000	4,832,748
4.250%, 8/15/15	6,840,000	7,665,342
1.250%, 8/31/15	2,445,000	2,496,956
1.250%, 9/30/15	8,865,000	9,047,841
1.250%, 10/31/15	8,690,000	8,863,800
1.375%, 11/30/15	8,550,000	8,757,071
2.125%, 12/31/15	8,710,000	9,164,553
2.000%, 1/31/16	8,150,000	8,536,170
2.125%, 2/29/16	8,645,000	9,098,862

		156,295,992

Total Government Securities		277,406,133

Total Long-Term Debt Securities (97.6%) (Cost $393,686,992)		412,167,648

Total Investments (97.6%) (Cost $393,686,992)		412,167,648
Other Assets Less Liabilities (2.4%)		9,958,291

Net Assets (100%)		$422,125,939

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $174,038 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	168	June-12	$21,994,593	$21,753,375	$241,218
2 Year U.S. Treasury Notes	600	June-12	132,149,880	132,084,375	65,505
5 Year U.S. Treasury Notes	760	June-12	93,716,223	93,129,688	586,535

					$893,258

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$8,119,802	$—	$8,119,802
Consumer Staples	—	11,576,343	—	11,576,343
Energy	—	9,918,607	—	9,918,607
Financials	—	61,632,866	—	61,632,866
Health Care	—	8,304,431	—	8,304,431
Industrials	—	7,535,660	—	7,535,660
Information Technology	—	5,576,295	—	5,576,295
Materials	—	6,782,157	—	6,782,157
Telecommunication Services	—	6,934,842	—	6,934,842
Utilities	—	8,380,512	—	8,380,512
Futures	893,258	—	—	893,258
Government Securities
Foreign Governments	—	16,398,145	—	16,398,145
Municipal Bonds	—	2,933,341	—	2,933,341
Supranational	—	9,947,800	—	9,947,800
U.S. Government Agencies	—	91,830,855	—	91,830,855
U.S. Treasuries	—	156,295,992	—	156,295,992

Total Assets	$893,258	$412,167,648	$—	$413,060,906

Total Liabilities	$—	$—	$—	$—

Total	$893,258	$412,167,648	$—	$413,060,906

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,556,308
Long-term U.S. Treasury securities	58,004,328

$90,560,636

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$151,983,823
Long-term U.S. Treasury securities	171,641,887

$323,625,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,574,431
Aggregate gross unrealized depreciation	(107,102)

Net unrealized appreciation	$18,467,329

Federal income tax cost of investments	$393,700,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$551,541
Amerigon, Inc.*	19,800	320,364
Cooper Tire & Rubber Co.	42,100	640,762
Dana Holding Corp.	105,000	1,627,500
Dorman Products, Inc.*	8,400	425,040
Drew Industries, Inc.*	18,900	516,159
Exide Technologies, Inc.*	45,900	143,667
Fuel Systems Solutions, Inc.*	11,900	311,304
Modine Manufacturing Co.*	32,900	290,507
Shiloh Industries, Inc.	18,900	180,117
Standard Motor Products, Inc.	17,500	310,450
Stoneridge, Inc.*	20,900	206,701
Superior Industries International, Inc.	16,600	324,364
Tenneco, Inc.*	41,200	1,530,580
Tower International, Inc.*	13,700	166,866

		7,545,922

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	194,040

Distributors (0.9%)
Core-Mark Holding Co., Inc.	6,900	282,486
LKQ Corp.*	426,990	13,309,278
Pool Corp.	32,700	1,223,634
VOXX International Corp.*	24,200	328,152
Weyco Group, Inc.	7,300	173,010

		15,316,560

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	12,150	461,700
Archipelago Learning, Inc.*	22,600	251,312
Ascent Capital Group, Inc., Class A*	9,400	444,526
Bridgepoint Education, Inc.*	9,300	230,175
Cambium Learning Group, Inc.*	42,700	113,155
Capella Education Co.*	11,050	397,248
Coinstar, Inc.*	20,950	1,331,372
Corinthian Colleges, Inc.*	52,700	218,178
Grand Canyon Education, Inc.*	19,841	352,376
Hillenbrand, Inc.	45,000	1,032,750
K12, Inc.*	15,800	373,354
Lincoln Educational Services Corp.	24,000	189,840
Mac-Gray Corp.	11,700	177,021
Matthews International Corp., Class A	21,900	692,916
National American University Holdings, Inc.	22,200	139,860
Regis Corp.	36,810	678,408
School Specialty, Inc.*	12,600	44,604
Sotheby’s, Inc.	48,200	1,896,188
Steiner Leisure Ltd.*	10,300	502,949
Stewart Enterprises, Inc., Class A	54,300	329,601
Strayer Education, Inc.	8,800	829,664
Universal Technical Institute, Inc.	13,200	174,108

		10,861,305

Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*	19,000	322,240
Ambassadors Group, Inc.	16,227	86,814
Ameristar Casinos, Inc.	23,100	430,353
Biglari Holdings, Inc.*	870	350,480
BJ’s Restaurants, Inc.*	222,240	11,189,784
Bob Evans Farms, Inc.	18,700	705,364
Boyd Gaming Corp.*	34,500	270,480
Bravo Brio Restaurant Group, Inc.*	13,900	277,444
Buffalo Wild Wings, Inc.*	12,800	1,160,832
Caesars Entertainment Corp.*	25,640	377,934
Caribou Coffee Co., Inc.*	18,900	352,296
Carrols Restaurant Group, Inc.*	22,900	349,225
CEC Entertainment, Inc.	15,400	583,814
Cheesecake Factory, Inc.*	40,500	1,190,295
Churchill Downs, Inc.	7,300	408,070
Cracker Barrel Old Country Store, Inc.	15,500	864,900
Denny’s Corp.*	84,812	342,640
DineEquity, Inc.*	11,300	560,480
Domino’s Pizza, Inc.	44,300	1,608,090
Einstein Noah Restaurant Group, Inc.	17,100	255,132
Gaylord Entertainment Co.*	26,700	822,360
International Speedway Corp., Class A	21,100	585,525
Interval Leisure Group, Inc.	26,500	461,100
Isle of Capri Casinos, Inc.*	38,300	270,398
Jack in the Box, Inc.*	38,700	927,639
Krispy Kreme Doughnuts, Inc.*	54,300	396,390
Life Time Fitness, Inc.*	30,500	1,542,385
Marcus Corp.	17,900	224,645
Monarch Casino & Resort, Inc.*	17,700	182,310
Morgans Hotel Group Co.*	30,200	149,490
Orient-Express Hotels Ltd., Class A*	1,105,750	11,278,650
P.F. Chang’s China Bistro, Inc.	14,500	573,040
Panera Bread Co., Class A*	85,010	13,679,809
Papa John’s International, Inc.*	12,033	453,163
Peet’s Coffee & Tea, Inc.*	9,200	678,040
Pinnacle Entertainment, Inc.*	39,600	455,796
Red Robin Gourmet Burgers, Inc.*	9,600	357,024
Ruby Tuesday, Inc.*	43,700	398,981
Scientific Games Corp., Class A*	41,600	485,056
Shuffle Master, Inc.*	32,300	568,480
Six Flags Entertainment Corp.	29,883	1,397,628
Sonic Corp.*	37,500	288,000
Speedway Motorsports, Inc.	10,300	192,404
Texas Roadhouse, Inc.	39,300	653,952
Vail Resorts, Inc.	26,100	1,128,825

		59,837,757

Household Durables (1.3%)
American Greetings Corp., Class A	26,400	404,976
Beazer Homes USA, Inc.*	39,800	129,350
Blyth, Inc.	3,700	276,871
Cavco Industries, Inc.*	3,900	181,662
Ethan Allen Interiors, Inc.	14,900	377,268
Helen of Troy Ltd.*	19,600	666,596
Hovnanian Enterprises, Inc., Class A*	103,700	254,065
iRobot Corp.*	14,519	395,788
KB Home	55,200	491,280
La-Z-Boy, Inc.*	36,000	538,560
Libbey, Inc.*	14,100	182,454
Lifetime Brands, Inc.	12,300	138,252
M.D.C. Holdings, Inc.	26,900	693,751
M/I Homes, Inc.*	16,000	197,760
Meritage Homes Corp.*	20,100	543,906
Ryland Group, Inc.	31,600	609,248
Sealy Corp.*	62,900	127,058
Skullcandy, Inc.*	15,100	239,033
Standard Pacific Corp.*	77,100	343,866
Tempur-Pedic International, Inc.*	194,780	16,445,275
Universal Electronics, Inc.*	8,600	171,828
Zagg, Inc.*	21,200	225,356

		23,634,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	$99,990
Blue Nile, Inc.*	8,700	286,926
HSN, Inc.	26,600	1,011,598
Nutrisystem, Inc.	19,800	222,354
Orbitz Worldwide, Inc.*	69,701	212,588
Overstock.com, Inc.*	11,900	62,356
PetMed Express, Inc.	11,200	138,656
Shutterfly, Inc.*	20,400	639,132
U.S. Auto Parts Network, Inc.*	26,600	96,026
Valuevision Media, Inc., Class A*	34,400	71,208

		2,840,834

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	8,600	368,338
Brunswick Corp.	63,700	1,640,275
Callaway Golf Co.	43,800	296,088
JAKKS Pacific, Inc.	18,700	326,315
Leapfrog Enterprises, Inc.*	38,800	324,368
Marine Products Corp.	29,900	177,905
Smith & Wesson Holding Corp.*	43,300	335,575
Steinway Musical Instruments, Inc.*	10,700	267,500
Sturm Ruger & Co., Inc.	12,800	628,480

		4,364,844

Media (1.3%)
Arbitron, Inc.	17,800	658,244
Belo Corp., Class A	57,600	412,992
Central European Media Enterprises Ltd., Class A*	26,300	186,730
Cinemark Holdings, Inc.	66,665	1,463,297
Crown Media Holdings, Inc., Class A*	193,500	307,665
Cumulus Media, Inc., Class A*	72,100	251,629
Dial Global, Inc.*	16,800	39,144
Digital Generation, Inc.*	15,700	160,297
Entercom Communications Corp., Class A*	19,100	123,959
Entravision Communications Corp., Class A	70,200	120,042
EW Scripps Co., Class A*	23,100	227,997
Global Sources Ltd.*	25,400	156,464
Harte-Hanks, Inc.	23,800	215,390
Journal Communications, Inc., Class A*	40,100	225,763
Knology, Inc.*	22,900	416,780
Lions Gate Entertainment Corp.*	43,400	604,128
Live Nation Entertainment, Inc.*	101,925	958,095
Martha Stewart Living Omnimedia, Inc., Class A	35,100	133,731
McClatchy Co., Class A*	41,900	121,091
MDC Partners, Inc., Class A	18,000	200,160
Meredith Corp.	26,100	847,206
National CineMedia, Inc.	701,120	10,727,136
New York Times Co., Class A*	98,400	668,136
Nexstar Broadcasting Group, Inc., Class A*	26,700	221,877
ReachLocal, Inc.*	41,500	295,895
Rentrak Corp.*	9,100	206,570
Scholastic Corp.	19,500	687,960
Sinclair Broadcast Group, Inc., Class A	32,800	362,768
Valassis Communications, Inc.*	34,500	793,500
Value Line, Inc.	6,000	73,680
World Wrestling Entertainment, Inc., Class A	44,100	391,167

		22,259,493

Multiline Retail (0.8%)
Bon-Ton Stores, Inc.	21,000	194,040
Dollar Tree, Inc.*	135,295	12,784,025
Fred’s, Inc., Class A	25,800	376,938
Gordmans Stores, Inc.*	13,900	305,383
Saks, Inc.*	91,800	1,065,798
Tuesday Morning Corp.*	41,700	160,128

		14,886,312

Specialty Retail (4.9%)
Aeropostale, Inc.*	57,900	1,251,798
America’s Car-Mart, Inc.*	7,300	321,054
ANN, Inc.*	39,200	1,122,688
Asbury Automotive Group, Inc.*	26,300	710,100
Ascena Retail Group, Inc.*	45,095	1,998,611
Barnes & Noble, Inc.*	24,600	325,950
bebe stores, Inc.	29,600	273,208
Big 5 Sporting Goods Corp.	17,350	136,024
Brown Shoe Co., Inc.	27,000	249,210
Buckle, Inc.	17,100	819,090
Build-A-Bear Workshop, Inc.*	2,900	15,225
Cabela’s, Inc.*	31,000	1,182,650
CarMax, Inc.*	272,540	9,443,511
Casual Male Retail Group, Inc.*	53,700	180,432
Cato Corp., Class A	17,800	491,992
Charming Shoppes, Inc.*	74,241	438,022
Children’s Place Retail Stores, Inc.*	18,345	947,886
Christopher & Banks Corp.	26,600	49,476
Citi Trends, Inc.*	8,400	96,264
Coldwater Creek, Inc.*	122,927	142,595
Collective Brands, Inc.*	46,800	920,088
Destination Maternity Corp.	15,000	278,550
Dick’s Sporting Goods, Inc.	351,140	16,882,811
Express, Inc.*	39,700	991,706
Finish Line, Inc., Class A	32,500	689,650
Francesca’s Holdings Corp.*	10,200	322,422
Genesco, Inc.*	16,400	1,175,060
GNC Holdings, Inc., Class A	16,400	572,196
Group 1 Automotive, Inc.	16,800	943,656
Haverty Furniture Cos., Inc.	12,400	137,640
hhgregg, Inc.*	18,100	205,978
Hibbett Sports, Inc.*	19,248	1,049,978
HOT Topic, Inc.	28,800	292,320
Jos. A. Bank Clothiers, Inc.*	19,800	998,118
Lithia Motors, Inc., Class A	17,900	468,980
Lumber Liquidators Holdings, Inc.*	12,300	308,853
MarineMax, Inc.*	26,200	215,626
Mattress Firm Holding Corp.*	8,300	314,570
Men’s Wearhouse, Inc.	34,900	1,353,073
Monro Muffler Brake, Inc.	19,950	827,726
New York & Co., Inc.*	600	2,238
Office Depot, Inc.*	199,200	687,240
OfficeMax, Inc.*	58,000	331,760
Pacific Sunwear of California, Inc.*	49,500	87,120
Penske Automotive Group, Inc.	28,300	697,029
PEP Boys-Manny, Moe & Jack	31,700	472,964
Pier 1 Imports, Inc.*	69,800	1,268,964
Rent-A-Center, Inc.	44,000	1,661,000
Rue21, Inc.*	9,400	275,796
Select Comfort Corp.*	39,600	1,282,644
Shoe Carnival, Inc.*	9,300	299,646
Sonic Automotive, Inc., Class A	27,100	485,361
Stage Stores, Inc.	26,700	433,608
Stein Mart, Inc.*	18,500	122,100
Systemax, Inc.*	10,200	171,972
Talbots, Inc.*	44,895	136,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Teavana Holdings, Inc.*	11,100	$218,892
Tractor Supply Co.	159,475	14,442,056
Ulta Salon Cosmetics & Fragrance, Inc.	144,960	13,465,335
Vitamin Shoppe, Inc.*	17,800	786,938
West Marine, Inc.*	16,900	202,462
Wet Seal, Inc., Class A*	72,800	251,160
Winmark Corp.	1,327	76,886
Zumiez, Inc.*	16,356	590,615

		87,594,605

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	40,800	2,030,616
Cherokee, Inc.	10,800	123,012
Columbia Sportswear Co.	8,000	379,600
Crocs, Inc.*	61,700	1,290,764
G-III Apparel Group Ltd.*	9,900	281,358
Iconix Brand Group, Inc.*	52,300	908,974
Jones Group, Inc.	57,200	718,432
Kenneth Cole Productions, Inc., Class A*	14,600	235,060
K-Swiss, Inc., Class A*	17,700	72,570
Liz Claiborne, Inc.*	63,700	851,032
Maidenform Brands, Inc.*	16,800	378,168
Movado Group, Inc.	11,400	279,870
Oxford Industries, Inc.	8,000	406,560
Perry Ellis International, Inc.*	10,500	196,035
Quiksilver, Inc.*	97,100	392,284
Skechers U.S.A., Inc., Class A*	21,500	273,480
Steven Madden Ltd.*	25,875	1,106,156
True Religion Apparel, Inc.*	18,500	506,900
Vera Bradley, Inc.*	14,249	430,178
Warnaco Group, Inc.*	29,700	1,734,480
Wolverine World Wide, Inc.	34,600	1,286,428

		13,881,957

Total Consumer Discretionary		263,217,832

Consumer Staples (1.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	651,419
Central European Distribution Corp.*	52,200	266,742
Coca-Cola Bottling Co. Consolidated	2,800	175,672
National Beverage Corp.*	12,800	205,312
Primo Water Corp.*	18,800	36,660

		1,335,805

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	574,542
Arden Group, Inc., Class A	3,222	292,847
Casey’s General Stores, Inc.	25,550	1,417,003
Chefs’ Warehouse, Inc.*	16,400	379,496
Fresh Market, Inc.*	20,163	966,816
Ingles Markets, Inc., Class A	8,500	149,940
Nash Finch Co.	8,600	244,412
Pantry, Inc.*	15,000	195,150
Pricesmart, Inc.	12,700	924,687
Rite Aid Corp.*	423,500	736,890
Ruddick Corp.	35,300	1,415,530
Spartan Stores, Inc.	10,300	186,636
Susser Holdings Corp.*	9,800	251,566
United Natural Foods, Inc.*	32,800	1,530,448
Village Super Market, Inc., Class A	7,400	233,766
Weis Markets, Inc.	7,400	322,640

		9,822,369

Food Products (0.6%)
Alico, Inc.	8,700	201,057
B&G Foods, Inc.	30,200	679,802
Calavo Growers, Inc.	7,600	203,528
Cal-Maine Foods, Inc.	9,100	348,166
Chiquita Brands International, Inc.*	28,100	246,999
Darling International, Inc.*	84,000	1,463,280
Diamond Foods, Inc.	15,800	360,556
Dole Food Co., Inc.*	23,177	231,306
Farmer Bros Co.*	6,932	75,490
Fresh Del Monte Produce, Inc.	24,600	561,864
Hain Celestial Group, Inc.*	27,243	1,193,516
Imperial Sugar Co.	11,200	52,528
J&J Snack Foods Corp.	9,000	472,140
Lancaster Colony Corp.	13,000	863,980
Limoneira Co.	7,900	133,431
Pilgrim’s Pride Corp.*	31,100	232,006
Sanderson Farms, Inc.	16,000	848,480
Seneca Foods Corp., Class A*	6,000	158,040
Smart Balance, Inc.*	40,700	269,027
Snyders-Lance, Inc.	33,900	876,315
Tootsie Roll Industries, Inc.	16,538	378,878
TreeHouse Foods, Inc.*	25,000	1,487,500

		11,337,889

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	335,124
Harbinger Group, Inc.*	48,400	250,712
Spectrum Brands Holdings, Inc.*	11,600	405,536
WD-40 Co.	10,700	485,245

		1,476,617

Personal Products (0.3%)
Elizabeth Arden, Inc.*	17,700	619,146
Inter Parfums, Inc.	11,600	182,004
Medifast, Inc.*	8,200	143,172
Nature’s Sunshine Products, Inc.*	17,400	278,748
Nu Skin Enterprises, Inc., Class A	39,300	2,275,863
Nutraceutical International Corp.*	15,200	221,312
Prestige Brands Holdings, Inc.*	36,100	631,028
Revlon, Inc., Class A*	17,700	305,325
Schiff Nutrition International, Inc.*	17,600	216,304
Synutra International, Inc.*	26,993	158,719
USANA Health Sciences, Inc.*	5,200	194,116

		5,225,737

Tobacco (0.1%)
Alliance One International, Inc.*	1,800	6,786
Star Scientific, Inc.*	78,400	257,152
Universal Corp.	17,400	810,840
Vector Group Ltd.	30,853	546,715

		1,621,493

Total Consumer Staples		30,819,910

Energy (7.1%)
Energy Equipment & Services (3.2%)
Basic Energy Services, Inc.*	19,500	338,325
Bristow Group, Inc.	25,801	1,231,482
C&J Energy Services, Inc.*	13,100	233,049
Cal Dive International, Inc.*	60,200	198,660
Dawson Geophysical Co.*	6,300	216,405
Dril-Quip, Inc.*	163,155	10,608,338
Exterran Holdings, Inc.*	45,900	605,421
Global Geophysical Services, Inc.*	18,500	196,285
Gulf Island Fabrication, Inc.	8,000	234,160
Gulfmark Offshore, Inc., Class A*	17,000	781,320
Heckmann Corp.*	72,300	311,613
Helix Energy Solutions Group, Inc.*	75,800	1,349,240
Hercules Offshore, Inc.*	82,500	390,225
Hornbeck Offshore Services, Inc.*	22,300	937,269
ION Geophysical Corp.*	94,900	612,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Key Energy Services, Inc.*	90,900	$1,404,405
Lufkin Industries, Inc.	20,600	1,661,390
Matrix Service Co.*	15,100	211,551
Natural Gas Services Group, Inc.*	9,600	126,720
Newpark Resources, Inc.*	56,300	461,097
Oceaneering International, Inc.	198,840	10,715,488
Oil States International, Inc.*	150,320	11,733,979
OYO Geospace Corp.*	4,000	421,320
Parker Drilling Co.*	77,700	463,869
PHI, Inc. (Non-Voting)*	10,200	236,130
Pioneer Drilling Co.*	38,100	335,280
RigNet, Inc.*	16,400	287,492
Superior Energy Services, Inc.*	340,585	8,977,820
Tesco Corp.*	19,300	273,867
TETRA Technologies, Inc.*	50,400	474,768
Union Drilling, Inc.*	25,700	142,892
Vantage Drilling Co.*	102,100	163,360
Willbros Group, Inc.*	25,200	81,648

		56,416,973

Oil, Gas & Consumable Fuels (3.9%)
Abraxas Petroleum Corp.*	65,200	203,424
Alon USA Energy, Inc.	31,000	280,550
Amyris, Inc.*	12,700	65,786
Apco Oil and Gas International, Inc.	6,291	428,858
Approach Resources, Inc.*	16,200	598,590
ATP Oil & Gas Corp.*	25,300	185,955
Berry Petroleum Co., Class A	35,500	1,673,115
Bill Barrett Corp.*	33,000	858,330
BPZ Resources, Inc.*	59,700	240,591
Callon Petroleum Co.*	39,700	249,713
CAMAC Energy, Inc.*	174,900	174,900
Carrizo Oil & Gas, Inc.*	25,300	714,978
Cheniere Energy, Inc.*	110,440	1,654,391
Clayton Williams Energy, Inc.*	5,300	421,032
Clean Energy Fuels Corp.*	31,800	676,704
Cloud Peak Energy, Inc.*	43,706	696,237
Comstock Resources, Inc.*	34,200	541,386
Contango Oil & Gas Co.*	7,207	424,564
Crosstex Energy, Inc.	42,000	593,880
CVR Energy, Inc.*	63,000	1,685,250
Delek U.S. Holdings, Inc.	19,600	303,996
DHT Holdings, Inc.	68,500	65,760
Endeavour International Corp.*	19,100	226,335
Energy Partners Ltd.*	18,500	307,285
Energy XXI Bermuda Ltd.*	59,801	2,159,414
Evolution Petroleum Corp.*	35,500	330,150
Frontline Ltd.	37,000	284,530
FX Energy, Inc.*	51,600	280,704
Gastar Exploration Ltd.*	49,500	148,005
GeoResources, Inc.*	12,700	415,798
Gevo, Inc.*	15,800	145,202
GMX Resources, Inc.*	53,100	67,437
Golar LNG Ltd.	26,300	1,000,715
Goodrich Petroleum Corp.*	14,800	281,496
Green Plains Renewable Energy, Inc.*	14,500	156,455
Gulfport Energy Corp.*	32,900	958,048
Hallador Energy Co.	16,800	148,512
Harvest Natural Resources, Inc.*	23,900	169,212
Houston American Energy Corp.*	14,800	77,256
Hyperdynamics Corp.*	111,600	143,964
James River Coal Co.*	25,400	130,048
KiOR, Inc., Class A*	14,700	196,539
Knightsbridge Tankers Ltd.	16,700	240,146
Kodiak Oil & Gas Corp.*	188,700	1,879,452
L&L Energy, Inc.*	18,800	46,060
Magnum Hunter Resources Corp.*	70,200	449,982
Matador Resources Co.*	592,000	6,482,400
McMoRan Exploration Co.*	66,300	709,410
Miller Energy Resources, Inc.*	42,000	177,240
Nordic American Tankers Ltd.	31,000	492,280
Northern Oil and Gas, Inc.*	45,300	939,522
Oasis Petroleum, Inc.*	337,190	10,395,568
Overseas Shipholding Group, Inc.	16,300	205,869
Panhandle Oil and Gas, Inc., Class A	5,800	170,984
Patriot Coal Corp.*	65,500	408,720
Penn Virginia Corp.	27,500	125,125
Petroleum Development Corp.*	16,200	600,858
PetroQuest Energy, Inc.*	38,600	237,004
Rentech, Inc.*	190,700	396,656
Resolute Energy Corp.*	366,010	4,165,194
Rex Energy Corp.*	27,200	290,496
Rosetta Resources, Inc.*	37,100	1,808,996
Scorpio Tankers, Inc.*	17,000	120,020
SemGroup Corp., Class A*	29,800	868,372
Ship Finance International Ltd.	27,200	416,160
SM Energy Co.	117,751	8,333,238
Solazyme, Inc.*	21,900	320,397
Stone Energy Corp.*	32,600	932,034
Swift Energy Co.*	29,100	844,773
Targa Resources Corp.	11,894	540,582
Teekay Tankers Ltd., Class A	69,700	423,079
Triangle Petroleum Corp.*	37,900	261,510
Uranerz Energy Corp.*	92,400	232,848
Uranium Energy Corp.*	62,700	244,530
USEC, Inc.*	71,800	76,108
VAALCO Energy, Inc.*	27,900	263,655
Venoco, Inc.*	15,900	172,356
W&T Offshore, Inc.	22,700	478,516
Warren Resources, Inc.*	62,500	203,750
Western Refining, Inc.	50,200	944,764
Westmoreland Coal Co.*	14,000	156,380
World Fuel Services Corp.	50,800	2,082,800

		68,502,929

Total Energy		124,919,902

Financials (13.8%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	101,720	11,373,313
Apollo Investment Corp.	136,690	980,067
Arlington Asset Investment Corp., Class A	10,000	222,000
Artio Global Investors, Inc.	69,536	331,687
BGC Partners, Inc., Class A	47,440	350,582
BlackRock Kelso Capital Corp.	48,960	480,787
Calamos Asset Management, Inc., Class A	14,700	192,717
Capital Southwest Corp.	2,507	237,037
Cohen & Steers, Inc.	10,866	346,625
Cowen Group, Inc., Class A*	81,125	219,849
Diamond Hill Investment Group, Inc.	1,900	139,935
Duff & Phelps Corp., Class A	17,450	271,173
Edelman Financial Group, Inc.	33,528	221,620
Epoch Holding Corp.	10,700	255,516
Evercore Partners, Inc., Class A	14,100	409,887
FBR & Co.*	48,000	123,360
Fifth Street Finance Corp.	46,950	458,232
Financial Engines, Inc.*	27,500	614,900
FXCM, Inc., Class A	12,300	159,777
GAMCO Investors, Inc., Class A	4,530	224,733
GFI Group, Inc.	42,981	161,609
Gladstone Capital Corp.	29,700	240,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Gladstone Investment Corp.	14,040	$106,283
Gleacher & Co., Inc.*	89,770	122,087
Golub Capital BDC, Inc.	13,300	203,091
Harris & Harris Group, Inc.*	19,620	81,423
Hercules Technology Growth Capital, Inc.	24,307	269,322
HFF, Inc., Class A*	20,700	340,929
ICG Group, Inc.*	22,000	196,900
INTL FCStone, Inc.*	9,500	200,450
Investment Technology Group, Inc.*	27,900	333,684
JMP Group, Inc.	9,300	68,634
KBW, Inc.	23,291	430,884
Knight Capital Group, Inc., Class A*	71,744	923,345
Ladenburg Thalmann Financial Services, Inc.*	130,800	232,824
Lazard Ltd., Class A	324,920	9,279,715
Main Street Capital Corp.	19,030	468,709
MCG Capital Corp.	41,570	176,672
Medallion Financial Corp.	15,894	177,377
Medley Capital Corp.	22,200	250,194
MVC Capital, Inc.	13,400	175,942
NGP Capital Resources Co.	28,200	184,710
Oppenheimer Holdings, Inc., Class A	7,900	137,065
PennantPark Investment Corp.	31,305	325,572
Piper Jaffray Cos., Inc.*	11,800	314,116
Prospect Capital Corp.	78,061	857,110
Pzena Investment Management, Inc., Class A	47,738	279,267
Safeguard Scientifics, Inc.*	12,930	222,396
Solar Capital Ltd.	26,200	578,234
Stifel Financial Corp.*	301,489	11,408,344
SWS Group, Inc.	26,840	153,525
TICC Capital Corp.	16,910	164,703
Triangle Capital Corp.	19,400	383,150
Virtus Investment Partners, Inc.*	3,495	299,801
Walter Investment Management Corp.	18,440	415,822
Westwood Holdings Group, Inc.	6,800	263,364

		48,041,917

Commercial Banks (4.2%)
1st Source Corp.	9,550	233,688
1st United Bancorp, Inc./Florida*	23,400	141,570
Alliance Financial Corp./New York	2,610	79,109
Ameris Bancorp*	23,300	306,162
Ames National Corp.	13,560	322,728
Arrow Financial Corp.	6,555	159,942
BancFirst Corp.	6,500	283,140
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	367,736
Bancorp, Inc./Delaware*	26,000	261,040
BancorpSouth, Inc.	59,900	806,853
Bank of Kentucky Financial Corp.	10,100	259,873
Bank of Marin Bancorp/California	6,690	254,287
Bank of the Ozarks, Inc.	19,960	623,950
Banner Corp.	14,200	312,826
BBCN Bancorp, Inc.*	48,510	539,916
Boston Private Financial Holdings, Inc.	54,810	543,167
Bridge Bancorp, Inc.	5,500	115,335
Bryn Mawr Bank Corp.	13,472	302,312
Camden National Corp.	4,850	170,477
Capital Bank Corp.*	73,400	164,416
Capital City Bank Group, Inc.	13,300	99,085
Cardinal Financial Corp.	18,250	206,225
Cascade Bancorp*	28,500	161,880
Cathay General Bancorp	57,001	1,008,918
Central Pacific Financial Corp.*	19,100	247,345
Chemical Financial Corp.	19,500	457,080
Citizens & Northern Corp.	11,800	236,000
City Holding Co.	10,500	364,560
CNB Financial Corp./Pennsylvania	10,440	174,452
CoBiz Financial, Inc.	44,635	315,569
Columbia Banking System, Inc.	24,900	567,222
Community Bank System, Inc.	24,776	713,053
Community Trust Bancorp, Inc.	10,100	323,907
CVB Financial Corp.	63,600	746,664
Eagle Bancorp, Inc.*	15,700	262,818
Enterprise Financial Services Corp.	13,090	153,677
F.N.B. Corp./Pennsylvania	97,300	1,175,384
Financial Institutions, Inc.	16,700	270,039
First Bancorp, Inc./Maine	5,540	82,158
First Bancorp/North Carolina	15,600	170,508
First Busey Corp.	48,320	238,701
First Commonwealth Financial Corp.	60,100	367,812
First Community Bancshares, Inc./Virginia	20,900	279,224
First Connecticut Bancorp, Inc./Connecticut	19,500	257,205
First Financial Bancorp	41,460	717,258
First Financial Bankshares, Inc.	22,800	802,788
First Financial Corp./Indiana	7,900	250,825
First Interstate Bancsystem, Inc.	12,300	179,826
First Merchants Corp.	18,600	229,524
First Midwest Bancorp, Inc./Illinois	47,300	566,654
First of Long Island Corp.	10,300	272,950
FirstMerit Corp.	74,540	1,256,744
German American Bancorp, Inc.	9,600	186,528
Glacier Bancorp, Inc.	45,730	683,206
Great Southern Bancorp, Inc.	7,500	180,000
Hampton Roads Bankshares, Inc.*	33,558	101,681
Hancock Holding Co.	54,290	1,927,838
Hanmi Financial Corp.*	17,638	178,497
Heartland Financial USA, Inc.	9,855	170,886
Heritage Financial Corp./Washington	18,440	250,784
Home Bancshares, Inc./Arkansas	15,947	424,350
Hudson Valley Holding Corp.	9,680	156,138
IBERIABANK Corp.	183,882	9,832,171
Independent Bank Corp./Massachusetts	13,600	390,728
International Bancshares Corp.	38,400	812,160
Investors Bancorp, Inc.*	32,200	483,644
Lakeland Bancorp, Inc.	25,325	249,451
Lakeland Financial Corp.	10,070	262,122
MainSource Financial Group, Inc.	23,700	285,585
MB Financial, Inc.	37,500	787,125
Merchants Bancshares, Inc.	5,600	157,808
Metro Bancorp, Inc.*	20,050	234,384
National Bankshares, Inc./Virginia	5,800	174,580
National Penn Bancshares, Inc.	80,100	708,885
NBT Bancorp, Inc.	22,900	505,632
Old National Bancorp/Indiana	66,280	870,919
OmniAmerican Bancorp, Inc.*	9,976	193,135
Oriental Financial Group, Inc.	33,400	404,140
Orrstown Financial Services, Inc.	11,800	103,486
Pacific Capital Bancorp N.A.*	8,400	383,124
Pacific Continental Corp.	16,800	158,256
PacWest Bancorp	18,400	447,120
Park National Corp.	8,850	612,155
Penns Woods Bancorp, Inc.	2,440	99,747
Pinnacle Financial Partners, Inc.*	21,281	390,506
PrivateBancorp, Inc.	43,518	660,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Prosperity Bancshares, Inc.	32,450	$1,486,210
Renasant Corp.	13,400	218,152
Republic Bancorp, Inc./Kentucky, Class A	10,300	246,376
S&T Bancorp, Inc.	19,961	432,954
Sandy Spring Bancorp, Inc.	15,310	278,183
SCBT Financial Corp.	8,200	268,222
Sierra Bancorp	6,500	63,895
Signature Bank/New York*	192,770	12,152,221
Simmons First National Corp., Class A	10,620	274,315
Southside Bancshares, Inc.	9,207	203,475
Southwest Bancorp, Inc./Oklahoma*	24,000	221,280
State Bank Financial Corp.*	22,700	397,477
StellarOne Corp.	14,440	171,403
Sterling Bancorp/New York	17,000	163,030
Sterling Financial Corp./Washington*	19,200	400,896
Suffolk Bancorp*	60	779
Sun Bancorp, Inc./New Jersey*	77,600	273,928
Susquehanna Bancshares, Inc.	131,751	1,301,700
SVB Financial Group*	31,077	1,999,494
SY Bancorp, Inc.	6,300	146,160
Taylor Capital Group, Inc.*	13,900	199,465
Texas Capital Bancshares, Inc.*	26,450	915,699
Tompkins Financial Corp.	6,051	242,403
TowneBank/Virginia	14,790	199,517
Trico Bancshares	16,300	283,946
Trustmark Corp.	45,220	1,129,596
UMB Financial Corp.	22,460	1,004,748
Umpqua Holdings Corp.	81,090	1,099,580
Union First Market Bankshares Corp.	16,450	230,300
United Bankshares, Inc./West Virginia	35,680	1,029,725
United Community Banks, Inc./Georgia*	24,900	242,775
Univest Corp. of Pennsylvania	10,447	175,301
Virginia Commerce Bancorp, Inc.*	27,800	244,084
Washington Banking Co.	13,928	192,346
Washington Trust Bancorp, Inc.	10,300	248,642
Webster Financial Corp.	49,800	1,128,966
WesBanco, Inc.	16,600	334,324
West Bancorp, Inc.	9,900	98,901
West Coast Bancorp/Oregon*	13,280	251,258
Westamerica Bancorp	19,100	916,800
Western Alliance Bancorp*	44,400	376,068
Wilshire Bancorp, Inc.*	50,100	241,983
Wintrust Financial Corp.	23,870	854,307

		75,212,405

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	39,170	410,893
Cash America International, Inc.	20,920	1,002,696
Credit Acceptance Corp.*	5,000	505,050
DFC Global Corp.*	30,350	572,704
EZCORP, Inc., Class A*	33,400	1,083,997
First Cash Financial Services, Inc.*	22,300	956,447
First Marblehead Corp.*	127,370	155,391
Imperial Holdings, Inc.*	26,400	70,488
Nelnet, Inc., Class A	16,850	436,584
Netspend Holdings, Inc.*	29,900	232,024
World Acceptance Corp.*	10,320	632,100

		6,058,374

Diversified Financial Services (0.1%)
Compass Diversified Holdings	25,830	382,026
Gain Capital Holdings, Inc.	31,400	157,628
MarketAxess Holdings, Inc.	20,100	749,529
NewStar Financial, Inc.*	17,600	195,712
PHH Corp.*	36,400	563,108
PICO Holdings, Inc.*	14,400	337,680

		2,385,683

Insurance (1.4%)
Alterra Capital Holdings Ltd.	67,400	1,548,852
American Equity Investment Life Holding Co.	36,980	472,235
American Safety Insurance Holdings Ltd.*	7,900	148,915
AMERISAFE, Inc.*	11,990	296,633
Amtrust Financial Services, Inc.	14,800	397,824
Argo Group International Holdings Ltd.	19,900	594,413
Baldwin & Lyons, Inc., Class B	6,487	145,179
Citizens, Inc./Texas*	36,500	360,620
CNO Financial Group, Inc.*	161,400	1,255,692
Crawford & Co., Class B	41,181	201,787
Delphi Financial Group, Inc., Class A	32,805	1,468,680
Donegal Group, Inc., Class A	11,200	153,104
eHealth, Inc.*	16,600	270,746
EMC Insurance Group, Inc.	11,712	235,294
Employers Holdings, Inc.	30,900	547,239
Enstar Group Ltd.*	4,450	440,506
FBL Financial Group, Inc., Class A	8,200	276,340
First American Financial Corp.	74,700	1,242,261
Flagstone Reinsurance Holdings S.A.	33,774	265,801
Global Indemnity plc*	11,550	225,109
Greenlight Capital Reinsurance Ltd., Class A*	20,316	500,383
Hallmark Financial Services*	18,200	143,598
Harleysville Group, Inc.	8,800	507,760
Hilltop Holdings, Inc.*	24,641	206,738
Horace Mann Educators Corp.	24,910	438,914
Infinity Property & Casualty Corp.	9,300	486,669
Kansas City Life Insurance Co.	4,490	144,578
Maiden Holdings Ltd.	31,730	285,570
Meadowbrook Insurance Group, Inc.	38,500	359,205
Montpelier Reinsurance Holdings Ltd.	45,200	873,264
National Financial Partners Corp.*	31,965	483,950
National Interstate Corp.	9,900	253,242
National Western Life Insurance Co., Class A	1,430	195,724
Navigators Group, Inc.*	7,600	359,024
OneBeacon Insurance Group Ltd., Class A	19,500	300,495
Phoenix Cos., Inc.*	69,800	171,010
Platinum Underwriters Holdings Ltd.	28,380	1,035,870
Presidential Life Corp.	24,100	275,463
Primerica, Inc.	24,400	615,124
ProAssurance Corp.	22,600	1,991,286
RLI Corp.	13,200	945,648
Safety Insurance Group, Inc.	8,350	347,694
SeaBright Holdings, Inc.	13,790	125,351
Selective Insurance Group, Inc.	39,140	689,255
State Auto Financial Corp.	13,300	194,313
Stewart Information Services Corp.	18,800	267,148
Symetra Financial Corp.	48,500	559,205
Tower Group, Inc.	27,126	608,436
United Fire Group, Inc.	14,600	261,194
Universal Insurance Holdings, Inc.	44,300	172,327

		24,345,668

Real Estate Investment Trusts (REITs) (4.3%)
Acadia Realty Trust (REIT)	25,986	585,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
AG Mortgage Investment Trust, Inc. (REIT)	13,000	$256,620
Agree Realty Corp. (REIT)	7,178	162,079
Alexander’s, Inc. (REIT)	1,300	512,044
American Assets Trust, Inc. (REIT)	23,296	531,149
American Campus Communities, Inc. (REIT)	48,721	2,178,803
Anworth Mortgage Asset Corp. (REIT)	89,600	589,568
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	299,854
ARMOUR Residential REIT, Inc. (REIT)	100,000	675,000
Ashford Hospitality Trust, Inc. (REIT)	28,450	256,334
Associated Estates Realty Corp. (REIT)	28,500	465,690
BioMed Realty Trust, Inc. (REIT)	112,370	2,132,783
Campus Crest Communities, Inc. (REIT)	21,164	246,772
CapLease, Inc. (REIT)	32,770	132,063
Capstead Mortgage Corp. (REIT)	55,110	722,492
CBL & Associates Properties, Inc. (REIT)	106,460	2,014,223
Cedar Realty Trust, Inc. (REIT)	51,500	263,680
Chatham Lodging Trust (REIT)	15,100	191,619
Chesapeake Lodging Trust (REIT)	23,320	419,060
Colonial Properties Trust (REIT)	59,100	1,284,243
Colony Financial, Inc. (REIT)	23,434	383,849
Coresite Realty Corp. (REIT)	17,800	419,902
Cousins Properties, Inc. (REIT)	63,102	478,313
CreXus Investment Corp. (REIT)	36,772	380,222
CubeSmart (REIT)	88,350	1,051,365
CYS Investments, Inc. (REIT)	77,467	1,014,043
DCT Industrial Trust, Inc. (REIT)	172,900	1,020,110
DiamondRock Hospitality Co. (REIT)	116,408	1,197,838
DuPont Fabros Technology, Inc. (REIT)	42,210	1,032,034
Dynex Capital, Inc. (REIT)	27,130	259,091
EastGroup Properties, Inc. (REIT)	19,080	958,198
Education Realty Trust, Inc. (REIT)	66,300	718,692
Entertainment Properties Trust (REIT)	33,778	1,566,624
Equity Lifestyle Properties, Inc. (REIT)	22,000	1,534,280
Equity One, Inc. (REIT)	38,700	782,514
Excel Trust, Inc. (REIT)	22,000	265,760
Extra Space Storage, Inc. (REIT)	66,830	1,924,036
FelCor Lodging Trust, Inc. (REIT)*	88,640	319,104
First Industrial Realty Trust, Inc. (REIT)*	56,000	691,600
First Potomac Realty Trust (REIT)	34,657	419,003
Franklin Street Properties Corp. (REIT)	48,980	519,188
Getty Realty Corp. (REIT)	16,420	255,824
Gladstone Commercial Corp. (REIT)	13,900	239,219
Glimcher Realty Trust (REIT)	71,130	726,949
Government Properties Income Trust (REIT)	25,350	611,188
Hatteras Financial Corp. (REIT)	52,587	1,467,177
Healthcare Realty Trust, Inc. (REIT)	56,400	1,240,800
Hersha Hospitality Trust (REIT)	95,329	520,496
Highwoods Properties, Inc. (REIT)	50,700	1,689,324
Home Properties, Inc. (REIT)	34,322	2,093,985
Hudson Pacific Properties, Inc. (REIT)	13,700	207,281
Inland Real Estate Corp. (REIT)	47,500	421,325
Invesco Mortgage Capital, Inc. (REIT)	82,555	1,457,096
Investors Real Estate Trust (REIT)	55,920	430,025
iStar Financial, Inc. (REIT)*	66,700	483,575
Kilroy Realty Corp. (REIT)	48,647	2,267,437
Kite Realty Group Trust (REIT)	40,330	212,539
LaSalle Hotel Properties (REIT)	60,550	1,703,877
Lexington Realty Trust (REIT)	80,945	727,696
LTC Properties, Inc. (REIT)	21,800	697,600
Medical Properties Trust, Inc. (REIT)	96,558	896,058
MFA Financial, Inc. (REIT)	250,907	1,874,275
Mid-America Apartment Communities, Inc. (REIT)	25,650	1,719,320
Mission West Properties, Inc. (REIT)	18,245	179,896
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	336,157
MPG Office Trust, Inc. (REIT)*	63,100	147,654
National Health Investors, Inc. (REIT)	17,400	848,772
National Retail Properties, Inc. (REIT)	75,250	2,046,048
Newcastle Investment Corp. (REIT)	67,000	420,760
NorthStar Realty Finance Corp. (REIT)	67,880	367,231
Omega Healthcare Investors, Inc. (REIT)	73,630	1,565,374
One Liberty Properties, Inc. (REIT)	11,800	215,940
Parkway Properties, Inc./Maryland (REIT)	14,169	148,491
Pebblebrook Hotel Trust (REIT)	33,628	759,320
Pennsylvania Real Estate Investment Trust (REIT)	39,160	597,973
PennyMac Mortgage Investment Trust (REIT)	18,600	347,262
Post Properties, Inc. (REIT)	38,100	1,785,366
Potlatch Corp. (REIT)	28,600	896,324
PS Business Parks, Inc. (REIT)	13,120	859,885
RAIT Financial Trust (REIT)	46,800	232,596
Ramco-Gershenson Properties Trust (REIT)	26,860	328,229
Redwood Trust, Inc. (REIT)	51,900	581,280
Resource Capital Corp. (REIT)	43,950	236,890
Retail Opportunity Investments Corp. (REIT)	26,700	321,468
RLJ Lodging Trust (REIT)	19,800	368,874
Sabra Health Care REIT, Inc. (REIT)	26,200	430,728
Saul Centers, Inc. (REIT)	4,450	179,602
Sovran Self Storage, Inc. (REIT)	19,520	972,682
STAG Industrial, Inc. (REIT)	21,100	294,556
Strategic Hotels & Resorts, Inc. (REIT)*	125,472	825,606
Summit Hotel Properties, Inc. (REIT)	26,400	200,112
Sun Communities, Inc. (REIT)	18,840	816,337
Sunstone Hotel Investors, Inc. (REIT)*	81,863	797,346
Tanger Factory Outlet Centers (REIT)	61,500	1,828,395
Terreno Realty Corp. (REIT)	5,560	79,564
Two Harbors Investment Corp. (REIT)	150,660	1,527,692
Universal Health Realty Income Trust (REIT)	7,050	279,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	$256,028
Washington Real Estate Investment Trust (REIT)	47,800	1,419,660
Winthrop Realty Trust (REIT)	19,700	228,323

		76,526,445

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	13,000	158,340
Forestar Group, Inc.*	24,000	369,360
Kennedy-Wilson Holdings, Inc.	17,600	237,600
Tejon Ranch Co.*	7,900	226,256

		991,556

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	57,300	564,978
Bank Mutual Corp.	31,300	126,452
BankFinancial Corp.	17,900	118,498
Beneficial Mutual Bancorp, Inc.*	20,770	181,530
Berkshire Hills Bancorp, Inc.	14,800	339,216
Brookline Bancorp, Inc.	51,156	479,332
Charter Financial Corp./Georgia	25,400	227,584
Clifton Savings Bancorp, Inc.	20,500	213,815
Dime Community Bancshares, Inc.	16,700	243,987
Doral Financial Corp.*	159,400	245,476
ESB Financial Corp.	12,120	174,771
ESSA Bancorp, Inc.	13,300	130,340
Farmer Mac, Class C	13,600	308,720
Flagstar Bancorp, Inc.*	348,100	320,252
Flushing Financial Corp.	19,150	257,759
Fox Chase Bancorp, Inc.	19,900	258,700
Home Federal Bancorp, Inc./Idaho	24,061	243,738
Kearny Financial Corp.	15,807	154,118
Meridian Interstate Bancorp, Inc.*	16,133	211,826
MGIC Investment Corp.*	139,751	693,165
Northfield Bancorp, Inc./New Jersey	13,300	189,126
Northwest Bancshares, Inc.	78,390	995,553
OceanFirst Financial Corp.	19,687	280,343
Ocwen Financial Corp.*	69,000	1,078,470
Oritani Financial Corp.	39,194	575,368
Provident Financial Services, Inc.	43,000	624,790
Provident New York Bancorp	18,900	159,894
Radian Group, Inc.	83,766	364,382
Rockville Financial, Inc.	22,598	263,267
Roma Financial Corp.	16,500	161,535
Territorial Bancorp, Inc.	9,900	206,019
TrustCo Bank Corp./New York	66,200	378,002
United Financial Bancorp, Inc.	11,100	175,602
ViewPoint Financial Group	22,130	340,359
Westfield Financial, Inc.	19,840	156,934
WSFS Financial Corp.	3,900	159,900

		11,603,801

Total Financials		245,165,849

Health Care (14.7%)
Biotechnology (3.5%)
Achillion Pharmaceuticals, Inc.*	499,875	4,788,803
Acorda Therapeutics, Inc.*	28,100	746,055
Aegerion Pharmaceuticals, Inc.*	15,700	217,131
Affymax, Inc.*	25,200	295,848
Alkermes plc*	62,000	1,150,100
Allos Therapeutics, Inc.*	118,200	174,936
Alnylam Pharmaceuticals, Inc.*	32,300	357,561
AMAG Pharmaceuticals, Inc.*	13,853	220,678
Amarin Corp. plc (ADR)*	312,910	3,542,141
Anacor Pharmaceuticals, Inc.*	37,300	219,697
Anthera Pharmaceuticals, Inc.*	35,300	78,013
Ardea Biosciences, Inc.*	16,600	361,216
Arena Pharmaceuticals, Inc.*	75,100	230,557
ARIAD Pharmaceuticals, Inc.*	419,977	6,698,633
ArQule, Inc.*	30,200	211,702
Array BioPharma, Inc.*	92,500	315,425
AVEO Pharmaceuticals, Inc.*	295,803	3,670,915
AVI BioPharma, Inc.*	107,900	166,166
BioCryst Pharmaceuticals, Inc.*	56,500	272,895
BioMimetic Therapeutics, Inc.*	31,000	76,570
BioSante Pharmaceuticals, Inc.*	103,100	70,108
Biotime, Inc.*	27,400	120,834
Cell Therapeutics, Inc.*	130,800	170,040
Celldex Therapeutics, Inc.*	12,900	65,661
Cepheid, Inc.*	238,701	9,984,863
Chelsea Therapeutics International Ltd.*	38,800	99,328
Clovis Oncology, Inc.*	17,100	435,195
Codexis, Inc.*	21,866	79,811
Cubist Pharmaceuticals, Inc.*	42,000	1,816,500
Curis, Inc.*	78,400	377,888
Cytori Therapeutics, Inc.*	28,800	71,712
Dyax Corp.*	129,700	202,332
Dynavax Technologies Corp.*	93,600	473,616
Emergent Biosolutions, Inc.*	17,500	280,000
Enzon Pharmaceuticals, Inc.*	37,800	258,552
Exact Sciences Corp.*	28,700	320,292
Exelixis, Inc.*	90,800	470,344
Genomic Health, Inc.*	10,000	306,100
Geron Corp.*	85,000	143,650
GTx, Inc.*	44,200	170,170
Halozyme Therapeutics, Inc.*	59,200	755,392
Idenix Pharmaceuticals, Inc.*	47,200	462,088
Immunogen, Inc.*	54,200	779,938
Immunomedics, Inc.*	58,400	211,992
Incyte Corp.*	63,765	1,230,665
Insmed, Inc.*	21,600	78,408
InterMune, Inc.*	38,500	564,795
Ironwood Pharmaceuticals, Inc.*	333,950	4,444,875
Isis Pharmaceuticals, Inc.*	59,600	522,692
Keryx Biopharmaceuticals, Inc.*	47,100	234,558
Lexicon Pharmaceuticals, Inc.*	224,300	417,198
Ligand Pharmaceuticals, Inc., Class B*	12,650	201,767
MannKind Corp.*	103,055	254,546
Maxygen, Inc.*	18,000	103,320
Medivation, Inc.*	24,400	1,823,168
Metabolix, Inc.*	35,400	100,182
Momenta Pharmaceuticals, Inc.*	33,100	507,092
Nabi Biopharmaceuticals*	33,400	62,124
Neurocrine Biosciences, Inc.*	43,100	343,507
Novavax, Inc.*	60,400	76,104
NPS Pharmaceuticals, Inc.*	61,200	418,608
Nymox Pharmaceutical Corp.*	30,400	244,416
Oncothyreon, Inc.*	30,300	132,108
Onyx Pharmaceuticals, Inc.*	45,400	1,710,672
Opko Health, Inc.*	73,800	349,074
Orexigen Therapeutics, Inc.*	27,500	112,750
Osiris Therapeutics, Inc.*	32,000	163,840
PDL BioPharma, Inc.	101,200	642,620
Pharmacyclics, Inc.*	28,700	796,712
Progenics Pharmaceuticals, Inc.*	33,600	332,640
Raptor Pharmaceutical Corp.*	48,400	327,184
Rigel Pharmaceuticals, Inc.*	49,200	396,060
Sangamo BioSciences, Inc.*	29,300	143,570
Savient Pharmaceuticals, Inc.*	45,800	99,844
Sciclone Pharmaceuticals, Inc.*	59,900	377,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Seattle Genetics, Inc.*	65,900	$1,343,042
SIGA Technologies, Inc.*	19,900	66,864
Spectrum Pharmaceuticals, Inc.*	37,400	472,362
Synta Pharmaceuticals Corp.*	47,400	206,190
Targacept, Inc.*	15,200	77,824
Theravance, Inc.*	50,000	975,000
Vanda Pharmaceuticals, Inc.*	15,603	74,738
Vical, Inc.*	58,300	198,220
Zalicus, Inc.*	96,700	116,040
ZIOPHARM Oncology, Inc.*	54,200	292,680

		62,957,476

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	14,700	428,211
ABIOMED, Inc.*	17,100	379,449
Accuray, Inc.*	48,667	343,589
Align Technology, Inc.*	44,400	1,223,220
Alphatec Holdings, Inc.*	77,000	182,490
Analogic Corp.	8,700	587,598
AngioDynamics, Inc.*	11,400	139,650
Antares Pharma, Inc.*	97,600	315,248
ArthroCare Corp.*	17,200	461,820
Atrion Corp.	1,200	252,252
Cantel Medical Corp.	15,450	387,640
Conceptus, Inc.*	19,600	281,848
CONMED Corp.	18,600	555,582
CryoLife, Inc.*	17,100	90,117
Cyberonics, Inc.*	18,300	697,779
Delcath Systems, Inc.*	21,000	65,940
DexCom, Inc.*	47,700	497,511
DynaVox, Inc., Class A*	36,500	112,420
Endologix, Inc.*	46,600	682,690
Exactech, Inc.*	2,000	31,700
Greatbatch, Inc.*	15,100	370,252
Haemonetics Corp.*	18,500	1,289,080
HeartWare International, Inc.*	8,600	564,934
ICU Medical, Inc.*	7,600	373,616
Insulet Corp.*	31,300	599,082
Integra LifeSciences Holdings Corp.*	14,300	496,067
Invacare Corp.	20,100	333,057
IRIS International, Inc.*	10,400	140,504
Kensey Nash Corp.	5,800	169,708
MAKO Surgical Corp.*	21,900	923,085
Masimo Corp.*	33,950	793,751
Medical Action Industries, Inc.*	13,200	75,504
Meridian Bioscience, Inc.	26,900	521,322
Merit Medical Systems, Inc.*	22,375	277,897
Natus Medical, Inc.*	18,100	215,933
Navidea Biopharmaceuticals, Inc.*	76,000	249,280
Neogen Corp.*	14,400	562,608
NuVasive, Inc.*	25,900	436,156
NxStage Medical, Inc.*	435,777	8,397,423
OraSure Technologies, Inc.*	33,600	386,064
Orthofix International N.V.*	12,500	469,750
Palomar Medical Technologies, Inc.*	12,100	113,014
Quidel Corp.*	17,000	312,290
Rockwell Medical Technologies, Inc.*	17,700	167,442
RTI Biologics, Inc.*	36,200	133,940
Sirona Dental Systems, Inc.*	223,350	11,511,459
Spectranetics Corp.*	35,600	370,240
STAAR Surgical Co.*	31,400	340,062
Stereotaxis, Inc.*	74,100	48,165
STERIS Corp.	42,900	1,356,498
SurModics, Inc.*	21,900	336,603
Symmetry Medical, Inc.*	23,800	168,266
Tornier N.V.*	9,400	241,580
Vascular Solutions, Inc.*	17,600	189,904
Volcano Corp.*	312,970	8,872,700
West Pharmaceutical Services, Inc.	21,900	931,407
Wright Medical Group, Inc.*	23,600	455,952
Young Innovations, Inc.	7,000	216,440
Zeltiq Aesthetics, Inc.*	21,400	132,038
Zoll Medical Corp.*	15,700	1,454,291

		52,714,118

Health Care Providers & Services (5.1%)
Accretive Health, Inc.*	28,700	573,139
Air Methods Corp.*	7,000	610,750
Alliance HealthCare Services, Inc.*	86,800	130,200
Almost Family, Inc.*	4,600	119,646
Amedisys, Inc.*	17,900	258,834
AMERIGROUP Corp.*	215,200	14,478,656
AMN Healthcare Services, Inc.*	31,200	189,072
Amsurg Corp.*	22,416	627,200
Assisted Living Concepts, Inc., Class A	11,360	188,690
Bio-Reference Labs, Inc.*	15,800	371,458
BioScrip, Inc.*	30,700	208,453
Capital Senior Living Corp.*	30,800	284,592
CardioNet, Inc.*	15,855	48,833
Catalyst Health Solutions, Inc.*	202,720	12,919,346
Centene Corp.*	306,260	14,997,552
Chemed Corp.	14,500	908,860
Chindex International, Inc.*	13,100	124,450
Corvel Corp.*	5,900	235,351
Cross Country Healthcare, Inc.*	53,300	267,033
Emeritus Corp.*	21,891	386,595
Ensign Group, Inc.	11,700	317,772
ExamWorks Group, Inc.*	19,400	240,948
Five Star Quality Care, Inc.*	36,600	124,806
Gentiva Health Services, Inc.*	19,400	169,556
Hanger Orthopedic Group, Inc.*	20,000	437,200
HealthSouth Corp.*	64,900	1,329,152
Healthways, Inc.*	22,800	167,808
HMS Holdings Corp.*	407,370	12,714,018
IPC The Hospitalist Co., Inc.*	10,800	398,628
Kindred Healthcare, Inc.*	33,541	289,794
Landauer, Inc.	6,233	330,474
LHC Group, Inc.*	9,600	177,888
Magellan Health Services, Inc.*	20,500	1,000,605
MEDNAX, Inc.*	211,593	15,736,171
Metropolitan Health Networks, Inc.*	30,100	282,037
MModal, Inc.*	22,700	239,485
Molina Healthcare, Inc.*	20,050	674,282
MWI Veterinary Supply, Inc.*	8,900	783,200
National Healthcare Corp.	5,900	268,804
National Research Corp.	600	25,764
Owens & Minor, Inc.#	43,950	1,336,519
PharMerica Corp.*	19,300	239,899
Providence Service Corp.*	13,300	206,283
PSS World Medical, Inc.*	39,700	1,005,998
Select Medical Holdings Corp.*	36,419	280,062
Skilled Healthcare Group, Inc., Class A*	21,890	167,677
Sun Healthcare Group, Inc.*	16,900	115,596
Sunrise Senior Living, Inc.*	39,400	249,008
Team Health Holdings, Inc.*	19,100	392,696
Triple-S Management Corp., Class B*	11,700	270,270
U.S. Physical Therapy, Inc.	8,500	195,925
Universal American Corp.	23,000	247,940
Vanguard Health Systems, Inc.*	21,795	214,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	30,700	$2,206,716

		90,766,590

Health Care Technology (1.2%)
athenahealth, Inc.*	24,950	1,849,294
Computer Programs & Systems, Inc.	6,500	367,380
Epocrates, Inc.*	14,200	121,836
HealthStream, Inc.*	15,100	350,169
MedAssets, Inc.*	26,400	347,424
Medidata Solutions, Inc.*	15,100	402,264
Merge Healthcare, Inc.*	37,800	221,130
Omnicell, Inc.*	23,800	361,998
Quality Systems, Inc.	27,800	1,215,694
SXC Health Solutions Corp.*	207,531	15,556,524
Transcend Services, Inc.*	12,400	363,940

		21,157,653

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	48,000	204,960
Albany Molecular Research, Inc.*	20,300	54,810
Cambrex Corp.*	26,300	183,837
Complete Genomics, Inc.*	15,200	42,864
Enzo Biochem, Inc.*	32,500	87,425
eResearchTechnology, Inc.*	27,400	214,268
Fluidigm Corp.*	18,100	284,713
Luminex Corp.*	28,500	665,475
Pacific Biosciences of California, Inc.*	53,600	183,312
PAREXEL International Corp.*	42,277	1,140,211
Sequenom, Inc.*	64,100	260,887

		3,322,762

Pharmaceuticals (1.7%)
Acura Pharmaceuticals, Inc.*	67,604	233,910
Akorn, Inc.*	783,990	9,172,683
Alimera Sciences, Inc.*	20,000	67,600
Ampio Pharmaceuticals, Inc.*	32,000	109,120
Auxilium Pharmaceuticals, Inc.*	30,200	560,814
AVANIR Pharmaceuticals, Inc., Class A*	74,100	253,422
Cadence Pharmaceuticals, Inc.*	99,700	368,890
Columbia Laboratories, Inc.*	76,700	54,457
Corcept Therapeutics, Inc.*	56,200	220,866
Cornerstone Therapeutics, Inc.*	12,900	76,884
Depomed, Inc.*	45,000	281,700
Durect Corp.*	59,736	47,789
Endocyte, Inc.*	21,900	109,062
Hi-Tech Pharmacal Co., Inc.*	9,000	323,370
Impax Laboratories, Inc.*	47,100	1,157,718
ISTA Pharmaceuticals, Inc.*	33,300	300,033
Jazz Pharmaceuticals plc*	15,800	765,826
Lannett Co., Inc.*	24,100	100,497
MAP Pharmaceuticals, Inc.*	11,500	165,140
Medicines Co.*	38,300	768,681
Medicis Pharmaceutical Corp., Class A	42,900	1,612,611
Nektar Therapeutics*	79,800	632,016
Obagi Medical Products, Inc.*	15,000	201,000
Optimer Pharmaceuticals, Inc.*	230,023	3,197,319
Pain Therapeutics, Inc.*	21,400	76,826
Par Pharmaceutical Cos., Inc.*	26,200	1,014,726
Pernix Therapeutics Holdings*	11,034	99,306
Pozen, Inc.*	50,300	301,800
Questcor Pharmaceuticals, Inc.*	41,400	1,557,468
Sagent Pharmaceuticals, Inc.*	9,400	167,978
Salix Pharmaceuticals Ltd.*	41,900	2,199,750
Santarus, Inc.*	51,800	303,030
Sucampo Pharmaceuticals, Inc., Class A*	21,600	160,920
ViroPharma, Inc.*	51,100	1,536,577
Vivus, Inc.*	63,900	1,428,804
XenoPort, Inc.*	19,800	89,100

		29,717,693

Total Health Care		260,636,292

Industrials (20.7%)
Aerospace & Defense (1.5%)
AAR Corp.	24,500	447,125
Aerovironment, Inc.*	11,100	297,591
American Science & Engineering, Inc.	6,082	407,798
Astronics Corp.*	7,300	255,208
Ceradyne, Inc.	16,600	540,496
Cubic Corp.	12,600	595,728
Curtiss-Wright Corp.	33,000	1,221,330
DigitalGlobe, Inc.*	25,300	337,502
Ducommun, Inc.*	8,200	97,580
Esterline Technologies Corp.*	21,300	1,522,098
GenCorp, Inc.*	31,800	225,780
GeoEye, Inc.*	15,000	361,050
HEICO Corp.	29,918	1,543,470
Hexcel Corp.*	573,391	13,767,118
KEYW Holding Corp.*	18,200	141,050
Kratos Defense & Security Solutions, Inc.*	30,218	161,364
LMI Aerospace, Inc.*	11,400	207,480
Moog, Inc., Class A*	30,800	1,321,012
National Presto Industries, Inc.	3,578	271,427
Orbital Sciences Corp.*	39,400	518,110
Teledyne Technologies, Inc.*	25,200	1,588,860
Triumph Group, Inc.	27,000	1,691,820

		27,520,997

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	35,200	203,808
Atlas Air Worldwide Holdings, Inc.*	18,600	915,306
Forward Air Corp.	18,500	678,395
Hub Group, Inc., Class A*	24,700	889,941
Pacer International, Inc.*	6,500	41,080
Park-Ohio Holdings Corp.*	13,400	268,670

		2,997,200

Airlines (0.3%)
Alaska Air Group, Inc.*	52,800	1,891,296
Allegiant Travel Co.*	10,190	555,355
Hawaiian Holdings, Inc.*	28,300	148,009
JetBlue Airways Corp.*	176,800	864,552
Republic Airways Holdings, Inc.*	22,100	109,174
SkyWest, Inc.	34,100	376,805
Spirit Airlines, Inc.*	21,500	431,505
U.S. Airways Group, Inc.*	103,400	784,806

		5,161,502

Building Products (0.8%)
A.O. Smith Corp.	27,250	1,224,887
AAON, Inc.	13,050	263,480
Ameresco, Inc., Class A*	18,800	254,740
American Woodmark Corp.	14,500	261,000
Apogee Enterprises, Inc.	14,500	187,775
Builders FirstSource, Inc.*	111,300	470,799
Gibraltar Industries, Inc.*	17,300	262,095
Griffon Corp.	26,400	282,480
Insteel Industries, Inc.	14,800	179,820
NCI Building Systems, Inc.*	27,880	320,899
Quanex Building Products Corp.	25,200	444,276
Simpson Manufacturing Co., Inc.	255,909	8,253,065
Trex Co., Inc.*	10,900	349,672
Universal Forest Products, Inc.	14,900	513,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
USG Corp.*	51,200	$880,640

		14,149,380

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	36,000	874,800
ACCO Brands Corp.*	29,400	364,854
American Reprographics Co.*	68,800	370,832
Brink’s Co.	30,600	730,422
Casella Waste Systems, Inc., Class A*	40,000	249,200
Cenveo, Inc.*	40,000	135,200
Clean Harbors, Inc.*	32,414	2,182,435
CompX International, Inc.	19,200	267,072
Consolidated Graphics, Inc.*	6,700	303,175
Courier Corp.	21,900	254,040
Deluxe Corp.	33,300	779,886
Encore Capital Group, Inc.*	8,450	190,547
EnergySolutions, Inc.*	50,600	247,940
Ennis, Inc.	13,300	210,406
Fuel Tech, Inc.*	21,300	116,298
G&K Services, Inc., Class A	13,400	458,280
GEO Group, Inc.*	43,560	828,076
Healthcare Services Group, Inc.	44,700	950,769
Heritage-Crystal Clean, Inc.*	12,700	253,365
Herman Miller, Inc.	39,300	902,328
HNI Corp.	29,300	813,075
InnerWorkings, Inc.*	20,100	234,165
Interface, Inc., Class A	37,800	527,310
Intersections, Inc.	14,500	185,310
Kimball International, Inc., Class B	1,500	10,365
Knoll, Inc.	587,042	9,768,379
McGrath RentCorp	15,500	497,705
Metalico, Inc.*	40,900	174,643
Mine Safety Appliances Co.	18,800	772,304
Mobile Mini, Inc.*	32,000	675,840
Multi-Color Corp.	8,400	189,084
NL Industries, Inc.	13,200	196,680
Portfolio Recovery Associates, Inc.*	12,020	862,074
Quad/Graphics, Inc.	18,100	251,590
Rollins, Inc.	44,100	938,448
Schawk, Inc.	33,600	420,336
Standard Parking Corp.*	13,100	268,550
Steelcase, Inc., Class A	47,800	458,880
Swisher Hygiene, Inc.*	60,700	149,322
Sykes Enterprises, Inc.*	24,228	382,802
Team, Inc.*	18,000	557,100
Tetra Tech, Inc.#*	44,700	1,178,292
TMS International Corp., Class A*	21,500	260,150
U.S. Ecology, Inc.	12,200	265,228
UniFirst Corp.	9,400	578,570
United Stationers, Inc.	34,890	1,082,637
Viad Corp.	9,800	190,414

		32,559,178

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	449,316
Argan, Inc.	12,000	192,480
Comfort Systems USA, Inc.	18,900	206,199
Dycom Industries, Inc.*	22,700	530,272
EMCOR Group, Inc.	44,700	1,239,084
Furmanite Corp.*	32,800	210,576
Granite Construction, Inc.	27,700	796,098
Great Lakes Dredge & Dock Corp.	29,600	213,712
Layne Christensen Co.*	13,000	289,250
MasTec, Inc.*	40,300	729,027
Michael Baker Corp.*	15,200	362,520
MYR Group, Inc.*	11,500	205,390
Northwest Pipe Co.*	10,600	225,144
Orion Marine Group, Inc.*	17,100	123,633
Pike Electric Corp.*	20,700	170,361
Primoris Services Corp.	21,200	340,472
Tutor Perini Corp.*	17,200	267,976

		6,551,510

Electrical Equipment (1.4%)
A123 Systems, Inc.*	157,100	175,952
Acuity Brands, Inc.	29,600	1,859,768
American Superconductor Corp.*	35,100	144,612
AMETEK, Inc.	283,960	13,774,899
AZZ, Inc.	7,900	407,956
Belden, Inc.	32,000	1,213,120
Brady Corp., Class A	33,300	1,077,255
Broadwind Energy, Inc.*	100,100	47,057
Capstone Turbine Corp.*	185,700	189,414
Coleman Cable, Inc.*	31,600	307,152
Encore Wire Corp.	12,200	362,706
EnerSys*	36,000	1,247,400
Franklin Electric Co., Inc.	16,800	824,376
FuelCell Energy, Inc.*	128,500	201,745
Generac Holdings, Inc.*	18,000	441,900
Global Power Equipment Group, Inc.*	11,300	313,010
II-VI, Inc.*	37,100	877,415
Powell Industries, Inc.*	4,200	143,850
PowerSecure International, Inc.*	19,700	119,382
Preformed Line Products Co.	4,298	281,519
SatCon Technology Corp.*	74,500	26,820
Thermon Group Holdings, Inc.*	15,500	316,975
Vicor Corp.	29,400	235,200

		24,589,483

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	13,000	793,130
Seaboard Corp.*	200	390,200
Standex International Corp.	6,900	284,211

		1,467,541

Machinery (7.2%)
Accuride Corp.*	29,000	252,010
Actuant Corp., Class A	448,320	12,996,797
Alamo Group, Inc.	7,500	225,450
Albany International Corp., Class A	16,700	383,265
Altra Holdings, Inc.*	16,800	322,560
American Railcar Industries, Inc.*	9,100	213,941
Ampco-Pittsburgh Corp.	6,300	126,819
Astec Industries, Inc.*	11,400	415,872
Barnes Group, Inc.	39,110	1,028,984
Blount International, Inc.*	30,600	510,408
Briggs & Stratton Corp.	35,000	627,550
Cascade Corp.	5,300	265,636
Chart Industries, Inc.*	177,160	12,991,143
CIRCOR International, Inc.	10,900	362,643
CLARCOR, Inc.	36,300	1,781,967
Colfax Corp.*	32,440	1,143,186
Columbus McKinnon Corp.*	11,300	184,077
Commercial Vehicle Group, Inc.*	16,000	195,360
Douglas Dynamics, Inc.	16,600	228,250
Dynamic Materials Corp.	11,200	236,432
Energy Recovery, Inc.*	63,800	146,740
EnPro Industries, Inc.*	12,800	526,080
ESCO Technologies, Inc.	16,900	621,413
Federal Signal Corp.*	41,200	229,072
FreightCar America, Inc.	7,300	164,177
Gorman-Rupp Co.	8,375	244,382
Graham Corp.	11,200	245,168
Greenbrier Cos., Inc.*	13,800	273,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	304,300	$12,820,159
John Bean Technologies Corp.	18,400	298,080
Joy Global, Inc.	141,770	10,420,095
Kadant, Inc.*	11,500	273,930
Kaydon Corp.	22,300	568,873
L.B. Foster Co., Class A	5,100	145,401
Lincoln Electric Holdings, Inc.	221,040	10,017,533
Lindsay Corp.	8,200	543,414
Meritor, Inc.*	65,800	531,006
Met-Pro Corp.	19,600	206,976
Middleby Corp.*	121,550	12,298,429
Miller Industries, Inc.	14,000	236,880
Mueller Industries, Inc.	26,000	1,181,700
Mueller Water Products, Inc., Class A	97,400	324,342
NACCO Industries, Inc., Class A	4,500	523,665
Omega Flex, Inc.*	13,700	173,990
PMFG, Inc.*	11,400	171,114
RBC Bearings, Inc.*	254,131	11,723,063
Robbins & Myers, Inc.	228,466	11,891,655
Sauer-Danfoss, Inc.	13,000	611,000
Sun Hydraulics Corp.	12,000	313,920
Tecumseh Products Co., Class A*	14,800	59,496
Tennant Co.	13,800	607,200
Titan International, Inc.	30,200	714,230
Trimas Corp.*	13,700	306,743
Twin Disc, Inc.	7,700	200,893
Valmont Industries, Inc.	95,085	11,163,930
Wabash National Corp.*	37,700	390,195
Watts Water Technologies, Inc., Class A	19,092	777,999
Woodward, Inc.	44,400	1,901,652
Xerium Technologies, Inc.*	18,300	118,035

		128,458,082

Marine (0.9%)
Baltic Trading Ltd.	18,100	75,115
Eagle Bulk Shipping, Inc.*	80,500	156,170
Excel Maritime Carriers Ltd.*	120,600	241,200
Genco Shipping & Trading Ltd.*	26,500	168,540
International Shipholding Corp.	14,800	341,732
Kirby Corp.*	218,954	14,404,984
Ultrapetrol Bahamas Ltd.*	38,400	76,800

		15,464,541

Professional Services (2.5%)
Acacia Research Corp.*	30,700	1,281,418
Advisory Board Co.*	21,170	1,876,085
Barrett Business Services, Inc.	15,300	303,399
CBIZ, Inc.*	21,100	133,352
CDI Corp.	14,200	254,606
Corporate Executive Board Co.	22,800	980,628
CoStar Group, Inc.*	248,816	17,180,745
CRA International, Inc.*	7,200	181,584
Dolan Co.*	15,800	143,938
Exponent, Inc.*	10,000	485,200
Franklin Covey Co.*	26,300	247,483
FTI Consulting, Inc.*	30,200	1,133,104
GP Strategies Corp.*	22,500	393,750
Heidrick & Struggles International, Inc.	11,100	244,533
Hill International, Inc.*	26,800	105,324
Hudson Highland Group, Inc.*	50,900	273,842
Huron Consulting Group, Inc.*	13,200	495,792
ICF International, Inc.*	10,900	276,533
Insperity, Inc.	14,100	432,024
Kelly Services, Inc., Class A	17,000	271,830
Kforce, Inc.*	20,200	300,980
Korn/Ferry International*	30,100	504,175
Mistras Group, Inc.*	16,000	381,120
Navigant Consulting, Inc.*	28,300	393,653
On Assignment, Inc.*	21,100	368,617
Pendrell Corp.*	128,800	336,168
Resources Connection, Inc.	26,700	375,135
Robert Half International, Inc.	449,820	13,629,546
RPX Corp.*	10,600	179,776
TrueBlue, Inc.*	28,300	506,004
VSE Corp.	5,800	143,898

		43,814,242

Road & Rail (1.2%)
Amerco, Inc.	5,700	601,407
Arkansas Best Corp.	14,900	280,269
Avis Budget Group, Inc.*	68,100	963,615
Celadon Group, Inc.	12,800	199,040
Dollar Thrifty Automotive Group, Inc.*	20,600	1,666,746
Genesee & Wyoming, Inc., Class A*	208,790	11,395,758
Heartland Express, Inc.	37,900	548,034
Knight Transportation, Inc.	38,300	676,378
Marten Transport Ltd.	9,700	214,079
Old Dominion Freight Line, Inc.*	34,100	1,625,547
Patriot Transportation Holding, Inc.*	5,400	125,766
Quality Distribution, Inc.*	28,700	395,486
RailAmerica, Inc.*	14,261	306,041
Roadrunner Transportation Systems, Inc.*	13,600	235,960
Saia, Inc.*	9,800	166,698
Swift Transportation Co.*	56,900	656,626
Universal Truckload Services, Inc.	11,100	167,166
Werner Enterprises, Inc.	30,200	750,772
Zipcar, Inc.*	11,800	174,758

		21,150,146

Trading Companies & Distributors (2.4%)
Aceto Corp.	33,500	317,915
Aircastle Ltd.	41,700	510,408
Applied Industrial Technologies, Inc.	28,300	1,163,979
Beacon Roofing Supply, Inc.*	33,000	850,080
CAI International, Inc.*	14,700	267,246
DXP Enterprises, Inc.*	6,900	300,081
H&E Equipment Services, Inc.*	16,000	302,720
Houston Wire & Cable Co.	13,700	190,293
Interline Brands, Inc.*	25,962	561,039
Kaman Corp.	16,500	560,175
Lawson Products, Inc.	19,000	287,090
MSC Industrial Direct Co., Inc., Class A	188,440	15,693,283
RSC Holdings, Inc.*	48,600	1,097,874
Rush Enterprises, Inc., Class A*	22,000	466,840
SeaCube Container Leasing Ltd.	17,700	304,440
TAL International Group, Inc.	14,300	524,953
Textainer Group Holdings Ltd.	10,600	359,340
Titan Machinery, Inc.*	11,000	310,200
United Rentals, Inc.*	391,300	16,782,857
Watsco, Inc.	19,300	1,428,972

		42,279,785

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	24,600	398,520

Total Industrials		366,562,107

Information Technology (19.5%)
Communications Equipment (1.7%)
ADTRAN, Inc.	43,500	1,356,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Anaren, Inc.*	10,300	$189,005
Arris Group, Inc.*	91,200	1,030,560
Aruba Networks, Inc.*	392,990	8,755,817
Aviat Networks, Inc.*	41,669	117,507
Bel Fuse, Inc., Class B	7,300	128,991
Black Box Corp.	11,400	290,814
Calix, Inc.*	27,000	230,310
Ciena Corp.*	390,830	6,327,538
Comtech Telecommunications Corp.	18,500	602,730
Digi International, Inc.*	16,700	183,533
Emcore Corp.*	29,550	140,953
Emulex Corp.*	54,500	565,710
Extreme Networks, Inc.*	67,500	258,525
Finisar Corp.*	64,300	1,295,645
Harmonic, Inc.*	77,700	425,019
Infinera Corp.*	75,000	609,000
InterDigital, Inc.	32,800	1,143,408
Ixia*	20,450	255,421
KVH Industries, Inc.*	15,500	162,750
Loral Space & Communications, Inc.*	6,800	541,280
Meru Networks, Inc.*	16,400	66,420
NETGEAR, Inc.*	26,300	1,004,660
Oclaro, Inc.*	31,600	124,504
Oplink Communications, Inc.*	15,200	259,920
Opnext, Inc.*	70,500	109,275
Plantronics, Inc.	31,600	1,272,216
Powerwave Technologies, Inc.*	24,440	50,102
ShoreTel, Inc.*	29,380	166,878
Sonus Networks, Inc.*	133,400	386,860
Sycamore Networks, Inc.*	12,890	228,669
Symmetricom, Inc.*	27,500	158,675
ViaSat, Inc.*	26,000	1,253,460
Westell Technologies, Inc., Class A*	71,600	166,828

		29,859,748

Computers & Peripherals (0.3%)
3D Systems Corp.*	30,800	725,032
Avid Technology, Inc.*	20,400	224,400
Cray, Inc.*	22,900	167,628
Electronics for Imaging, Inc.*	29,449	489,442
Imation Corp.*	20,000	123,800
Immersion Corp.*	36,100	197,106
Intermec, Inc.*	36,100	279,053
OCZ Technology Group, Inc.*	36,900	257,562
Quantum Corp.*	133,200	348,984
Rimage Corp.	11,600	116,116
Silicon Graphics International Corp.*	19,200	185,856
STEC, Inc.*	26,000	245,440
Stratasys, Inc.*	14,800	540,496
Super Micro Computer, Inc.*	15,300	267,138
Synaptics, Inc.*	22,500	821,475
Xyratex Ltd.	19,300	307,063

		5,296,591

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	15,400	171,556
Agilysys, Inc.*	16,300	146,537
Anixter International, Inc.*	19,500	1,414,335
Badger Meter, Inc.	9,500	322,905
Benchmark Electronics, Inc.*	48,500	799,765
Brightpoint, Inc.*	45,000	362,250
Checkpoint Systems, Inc.*	25,900	292,152
Cognex Corp.	29,900	1,266,564
Coherent, Inc.*	17,800	1,038,274
CTS Corp.	20,100	211,452
Daktronics, Inc.	24,300	216,027
DDi Corp.	24,200	295,240
DTS, Inc.*	11,600	350,552
Echelon Corp.*	21,700	96,131
Electro Rent Corp.	15,800	290,878
Electro Scientific Industries, Inc.	16,600	249,166
Fabrinet*	13,600	240,856
FARO Technologies, Inc.*	13,195	769,664
FEI Co.*	26,600	1,306,326
GSI Group, Inc.*	22,300	268,938
Insight Enterprises, Inc.*	33,600	736,848
InvenSense, Inc.*	14,000	253,400
Kemet Corp.*	31,700	296,712
Littelfuse, Inc.	14,200	890,340
Maxwell Technologies, Inc.*	15,800	289,614
Measurement Specialties, Inc.*	11,900	401,030
Mercury Computer Systems, Inc.*	17,600	233,200
Methode Electronics, Inc.	20,900	193,952
Microvision, Inc.*	8,513	23,241
MTS Systems Corp.	11,300	599,917
Multi-Fineline Electronix, Inc.*	7,050	193,523
NeoPhotonics Corp.*	30,500	144,265
Newport Corp.*	29,600	524,512
OSI Systems, Inc.*	13,800	845,940
Park Electrochemical Corp.	13,200	399,036
PC Connection, Inc.	22,600	185,772
Plexus Corp.*	25,895	906,066
Power-One, Inc.*	48,800	222,040
Pulse Electronics Corp.	26,400	66,264
RadiSys Corp.*	19,200	142,080
RealD, Inc.*	27,900	376,650
Richardson Electronics Ltd.	16,400	196,472
Rofin-Sinar Technologies, Inc.*	19,200	506,304
Rogers Corp.*	11,300	437,875
Sanmina-SCI Corp.*	50,800	581,660
Scansource, Inc.*	16,900	630,708
SYNNEX Corp.*	18,000	686,520
TTM Technologies, Inc.*	50,711	582,669
Universal Display Corp.*	25,500	931,515
Viasystems Group, Inc.*	11,400	216,372
Vishay Precision Group, Inc.*	14,300	212,069
X-Rite, Inc.*	55,600	252,424

		23,268,558

Internet Software & Services (1.8%)
Active Network, Inc.*	14,200	238,986
Ancestry.com, Inc.*	22,700	516,198
Angie’s List, Inc.*	17,400	328,686
Bankrate, Inc.*	16,433	406,717
Carbonite, Inc.*	16,800	184,968
comScore, Inc.*	22,900	489,831
Constant Contact, Inc.*	20,500	610,695
Cornerstone OnDemand, Inc.*	14,500	316,680
DealerTrack Holdings, Inc.*	550,869	16,669,296
Demand Media, Inc.*	19,300	139,925
Dice Holdings, Inc.*	34,800	324,684
Digital River, Inc.*	27,000	505,170
EarthLink, Inc.	75,000	599,250
Envestnet, Inc.*	17,300	216,596
InfoSpace, Inc.*	28,400	363,804
Internap Network Services Corp.*	37,000	271,580
IntraLinks Holdings, Inc.*	22,900	121,141
j2 Global, Inc.	32,900	943,572
KIT Digital, Inc.*	19,000	136,800
Limelight Networks, Inc.*	64,800	213,192
Liquidity Services, Inc.*	11,900	533,120
LivePerson, Inc.*	37,800	633,906
LogMeIn, Inc.*	14,600	514,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
LoopNet, Inc.*	14,000	$262,920
Move, Inc.*	24,275	235,710
NIC, Inc.	45,895	556,706
OpenTable, Inc.*	16,900	683,943
Openwave Systems, Inc.*	69,800	158,446
Perficient, Inc.*	19,100	229,391
QuinStreet, Inc.*	12,700	133,223
RealNetworks, Inc.	16,150	160,531
Responsys, Inc.*	16,000	191,520
Saba Software, Inc.*	31,400	308,034
SciQuest, Inc.*	15,300	233,172
SPS Commerce, Inc.*	12,300	330,624
support.com, Inc.*	33,800	106,470
TechTarget, Inc.*	29,000	200,970
United Online, Inc.	50,400	246,456
ValueClick, Inc.*	52,500	1,036,350
Vocus, Inc.*	11,000	145,750
Web.com Group, Inc.*	24,300	350,649
XO Group, Inc.*	22,000	206,580
Zillow, Inc.*	8,300	295,397
Zix Corp.*	59,300	172,563

		31,524,560

IT Services (2.2%)
Acxiom Corp.*	58,200	854,376
CACI International, Inc., Class A*	21,900	1,364,151
Cardtronics, Inc.*	30,900	811,125
Cass Information Systems, Inc.	4,510	180,175
CIBER, Inc.*	49,600	210,304
Computer Task Group, Inc.*	20,900	320,188
Convergys Corp.*	75,500	1,007,925
CSG Systems International, Inc.*	22,600	342,164
Echo Global Logistics, Inc.*	14,500	233,450
Euronet Worldwide, Inc.*	30,640	640,070
ExlService Holdings, Inc.*	10,400	285,376
Forrester Research, Inc.	10,500	340,200
Global Cash Access Holdings, Inc.*	46,100	359,580
Hackett Group, Inc.*	42,200	251,934
Heartland Payment Systems, Inc.	26,700	770,028
Higher One Holdings, Inc.*	22,000	328,900
iGATE Corp.*	15,100	253,076
Jack Henry & Associates, Inc.	60,100	2,050,612
Lionbridge Technologies, Inc.*	29,191	84,070
ManTech International Corp., Class A	14,700	506,562
MAXIMUS, Inc.	23,460	954,118
MoneyGram International, Inc.*	9,600	172,800
NCI, Inc., Class A*	24,100	153,999
Sapient Corp.	78,400	976,080
ServiceSource International, Inc.*	802,410	12,421,307
Stream Global Services, Inc.*	107,722	354,405
Syntel, Inc.	11,050	618,800
TeleTech Holdings, Inc.*	18,400	296,240
TNS, Inc.*	13,700	297,701
Unisys Corp.*	27,589	544,055
VeriFone Systems, Inc.*	192,790	10,000,017
Virtusa Corp.*	15,200	262,504
Wright Express Corp.*	26,000	1,682,980

		39,929,272

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Energy Industries, Inc.*	24,400	320,128
Alpha & Omega Semiconductor Ltd.*	9,925	95,479
Amkor Technology, Inc.*	73,200	449,814
ANADIGICS, Inc.*	120,800	286,296
Applied Micro Circuits Corp.*	42,100	292,174
ATMI, Inc.*	20,400	475,320
Axcelis Technologies, Inc.*	119,100	204,852
AXT, Inc.*	27,200	172,720
Brooks Automation, Inc.	40,700	501,831
Cabot Microelectronics Corp.	17,000	660,960
Cavium, Inc.*	34,800	1,076,712
CEVA, Inc.*	16,600	376,986
Cirrus Logic, Inc.*	48,500	1,154,300
Cohu, Inc.	12,200	138,714
Cymer, Inc.*	21,000	1,050,000
Diodes, Inc.*	21,300	493,734
DSP Group, Inc.*	31,200	207,792
Entegris, Inc.*	88,900	830,326
Entropic Communications, Inc.*	61,500	358,545
Exar Corp.*	23,600	198,240
Fairchild Semiconductor International, Inc.*	627,180	9,219,546
FormFactor, Inc.*	33,700	188,046
FSI International, Inc.*	49,400	241,566
GSI Technology, Inc.*	32,000	135,680
GT Advanced Technologies, Inc.*	90,378	747,426
Hittite Microwave Corp.*	128,640	6,986,438
Inphi Corp.*	12,600	178,668
Integrated Device Technology, Inc.*	103,800	742,170
Integrated Silicon Solution, Inc.*	21,100	235,476
International Rectifier Corp.*	268,261	6,188,781
IXYS Corp.*	21,400	282,480
Kopin Corp.*	54,100	220,187
Kulicke & Soffa Industries, Inc.*	41,400	514,602
Lattice Semiconductor Corp.*	68,400	439,812
LTX-Credence Corp.*	31,300	225,047
MaxLinear, Inc., Class A*	37,800	210,546
Mellanox Technologies Ltd.*	265,713	11,114,775
Micrel, Inc.	32,500	333,450
Microsemi Corp.*	56,300	1,207,072
Mindspeed Technologies, Inc.*	22,800	145,236
MIPS Technologies, Inc.*	43,700	237,728
MKS Instruments, Inc.	34,800	1,027,644
Monolithic Power Systems, Inc.*	22,700	446,509
MoSys, Inc.*	39,300	156,021
Nanometrics, Inc.*	17,800	329,478
NVE Corp.*	3,300	174,900
OmniVision Technologies, Inc.*	38,600	772,000
PDF Solutions, Inc.*	42,800	360,804
Pericom Semiconductor Corp.*	16,800	135,912
Photronics, Inc.*	42,100	279,965
PLX Technology, Inc.*	27,200	109,344
Power Integrations, Inc.	17,900	664,448
Rambus, Inc.*	70,500	454,725
RF Micro Devices, Inc.*	187,700	934,746
Rubicon Technology, Inc.*	23,300	243,019
Rudolph Technologies, Inc.*	23,100	256,641
Semtech Corp.*	415,130	11,814,600
Sigma Designs, Inc.*	17,200	89,096
Silicon Image, Inc.*	44,300	260,484
Spansion, Inc., Class A*	36,100	439,698
Standard Microsystems Corp.*	14,600	377,702
STR Holdings, Inc.*	18,100	87,604
Supertex, Inc.*	6,692	120,924
Teradyne, Inc.*	581,520	9,821,873
Tessera Technologies, Inc.*	32,600	562,350
TriQuint Semiconductor, Inc.*	116,100	800,509
Ultra Clean Holdings, Inc.*	22,500	169,650
Ultratech, Inc.*	16,700	483,966
Veeco Instruments, Inc.*	27,188	777,577
Volterra Semiconductor Corp.*	14,800	509,342

		81,801,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Software (7.6%)
Accelrys, Inc.*	35,661	$284,575
ACI Worldwide, Inc.*	27,900	1,123,533
Actuate Corp.*	30,300	190,284
Advent Software, Inc.*	21,000	537,600
American Software, Inc., Class A	27,600	236,808
Aspen Technology, Inc.*	633,067	12,996,866
Blackbaud, Inc.	28,900	960,347
Bottomline Technologies, Inc.*	23,900	667,766
BroadSoft, Inc.*	16,200	619,650
Cadence Design Systems, Inc.*	1,324,380	15,680,659
CommVault Systems, Inc.*	31,600	1,568,624
Concur Technologies, Inc.*	32,000	1,836,160
Convio, Inc.*	24,000	371,280
Deltek, Inc.*	23,700	252,642
Digimarc Corp.*	8,100	226,314
Ebix, Inc.	18,009	417,088
EPIQ Systems, Inc.	20,700	250,470
ePlus, Inc.*	9,900	316,503
Fair Isaac Corp.	28,400	1,246,760
FalconStor Software, Inc.*	35,800	133,892
Fortinet, Inc.*	306,347	8,470,495
Glu Mobile, Inc.*	59,500	288,575
Guidance Software, Inc.*	33,000	364,650
Imperva, Inc.*	7,700	301,455
Informatica Corp.*	95,060	5,028,674
Interactive Intelligence Group, Inc.*	9,800	298,998
JDA Software Group, Inc.*	31,527	866,362
Jive Software, Inc.*	11,010	299,032
Kenexa Corp.*	16,500	515,460
Manhattan Associates, Inc.*	14,900	708,197
Mentor Graphics Corp.*	80,700	1,199,202
MICROS Systems, Inc.*	270,750	14,969,767
MicroStrategy, Inc., Class A*	5,900	826,000
Monotype Imaging Holdings, Inc.*	25,800	384,420
Motricity, Inc.*	44,300	48,730
NetScout Systems, Inc.*	26,800	545,112
NetSuite, Inc.*	19,500	980,655
OPNET Technologies, Inc.	8,900	258,100
Parametric Technology Corp.*	84,100	2,349,754
Pegasystems, Inc.	12,700	484,632
Progress Software Corp.*	43,650	1,031,013
PROS Holdings, Inc.*	15,300	286,110
QLIK Technologies, Inc.*	438,647	14,036,704
Quest Software, Inc.*	43,931	1,022,274
RealPage, Inc.*	21,800	417,906
Rosetta Stone, Inc.*	17,600	181,632
SeaChange International, Inc.*	16,900	131,482
Smith Micro Software, Inc.*	22,800	53,124
SolarWinds, Inc.*	234,328	9,056,777
Sourcefire, Inc.*	18,200	875,966
SS&C Technologies Holdings, Inc.*	18,100	422,273
Synchronoss Technologies, Inc.*	278,328	8,884,230
Take-Two Interactive Software, Inc.*	46,600	716,941
Taleo Corp., Class A*	29,500	1,354,935
Tangoe, Inc.*	16,600	312,246
TeleCommunication Systems, Inc., Class A*	67,700	188,206
TeleNav, Inc.*	17,200	120,744
THQ, Inc.*	47,478	26,588
TIBCO Software, Inc.*	341,800	10,424,900
TiVo, Inc.*	83,700	1,003,563
Tyler Technologies, Inc.*	24,100	925,681
Ultimate Software Group, Inc.*	19,200	1,406,976
VASCO Data Security International, Inc.*	20,900	225,511
Verint Systems, Inc.*	15,200	492,328
VirnetX Holding Corp.*	31,200	746,616
Wave Systems Corp., Class A*	57,000	106,020
Websense, Inc.*	28,200	594,738

		134,151,575

Total Information Technology		345,831,490

Materials (3.5%)
Chemicals (2.3%)
A. Schulman, Inc.	18,100	489,062
American Vanguard Corp.	23,000	498,870
Balchem Corp.	20,800	629,200
Calgon Carbon Corp.*	36,300	566,643
Chemtura Corp.*	69,100	1,173,318
Ferro Corp.*	55,554	329,991
Flotek Industries, Inc.*	35,800	430,316
FutureFuel Corp.	24,173	265,419
Georgia Gulf Corp.*	21,600	753,408
H.B. Fuller Co.	41,600	1,365,728
Hawkins, Inc.	6,600	245,520
Innophos Holdings, Inc.	14,100	706,692
Innospec, Inc.*	17,000	516,460
KMG Chemicals, Inc.	13,000	234,650
Koppers Holdings, Inc.	13,500	520,560
Kraton Performance Polymers, Inc.*	22,900	608,453
Landec Corp.*	31,300	204,389
LSB Industries, Inc.*	11,500	447,580
Minerals Technologies, Inc.	15,100	987,691
NewMarket Corp.	6,400	1,199,360
Olin Corp.	56,600	1,231,050
OM Group, Inc.*	24,600	676,746
Omnova Solutions, Inc.*	27,800	187,650
PolyOne Corp.	642,420	9,250,848
Quaker Chemical Corp.	7,000	276,150
Senomyx, Inc.*	40,800	111,792
Sensient Technologies Corp.	35,600	1,352,800
Solutia, Inc.	463,800	12,958,572
Spartech Corp.*	23,400	114,192
Stepan Co.	5,800	509,240
TPC Group, Inc.*	11,500	508,415
Tredegar Corp.	19,800	387,882
Zep, Inc.	11,600	167,040
Zoltek Cos., Inc.*	17,300	195,836

		40,101,523

Construction Materials (0.1%)
Eagle Materials, Inc.	31,900	1,108,525
Headwaters, Inc.*	86,400	361,152
Texas Industries, Inc.	15,300	535,653
United States Lime & Minerals, Inc.*	3,600	215,604

		2,220,934

Containers & Packaging (0.1%)
Boise, Inc.	70,100	575,521
Graphic Packaging Holding Co.*	93,878	518,207
Myers Industries, Inc.	19,600	289,100

		1,382,828

Metals & Mining (0.7%)
A.M. Castle & Co.*	12,900	163,185
AMCOL International Corp.	18,000	530,820
Century Aluminum Co.*	40,700	361,416
Coeur d’Alene Mines Corp.*	65,370	1,551,884
General Moly, Inc.*	59,200	198,320
Globe Specialty Metals, Inc.	45,200	672,124
Gold Resource Corp.	20,400	495,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Golden Minerals Co.*	44,600	$375,978
Golden Star Resources Ltd.*	164,800	306,528
Haynes International, Inc.	7,000	443,450
Hecla Mining Co.	195,400	902,748
Horsehead Holding Corp.*	30,500	347,395
Jaguar Mining, Inc.*	53,700	250,779
Kaiser Aluminum Corp.	10,200	482,052
Materion Corp.*	14,300	410,839
McEwen Mining, Inc.*	70,100	311,244
Metals USA Holdings Corp.*	12,300	177,243
Midway Gold Corp.*	143,200	204,776
Noranda Aluminum Holding Corp.	24,300	242,271
Olympic Steel, Inc.	6,900	165,600
Paramount Gold and Silver Corp.*	84,100	190,066
RTI International Metals, Inc.*	19,000	438,140
Stillwater Mining Co.*	73,975	935,044
SunCoke Energy, Inc.*	50,430	716,610
Thompson Creek Metals Co., Inc.*	114,000	770,640
U.S. Energy Corp.*	38,700	122,292
Universal Stainless & Alloy Products, Inc.*	6,000	256,320
Vista Gold Corp.*	75,900	238,326
Worthington Industries, Inc.	41,799	801,705

		13,063,719

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	26,200	890,014
Clearwater Paper Corp.*	14,028	465,870
Deltic Timber Corp.	7,100	449,359
KapStone Paper and Packaging Corp.*	23,800	468,860
Louisiana-Pacific Corp.*	95,800	895,730
Neenah Paper, Inc.	9,400	279,556
P.H. Glatfelter Co.	29,400	463,932
Schweitzer-Mauduit International, Inc.	11,400	787,284
Verso Paper Corp.*	65,800	123,704
Wausau Paper Corp.	29,100	272,958

		5,097,267

Total Materials		61,866,271

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.1%)
AboveNet, Inc.*	16,300	1,349,640
Alaska Communications Systems Group, Inc.	42,100	129,668
Atlantic Tele-Network, Inc.	8,300	301,788
Boingo Wireless, Inc.*	30,800	372,680
Cbeyond, Inc.*	31,900	255,200
Cincinnati Bell, Inc.*	152,000	611,040
Cogent Communications Group, Inc.*	31,300	597,204
Consolidated Communications Holdings, Inc.	14,700	288,561
Fairpoint Communications, Inc.*	25,300	95,128
General Communication, Inc., Class A*	31,200	272,064
Globalstar, Inc.*	112,300	78,610
IDT Corp., Class B	12,200	113,948
Iridium Communications, Inc.*	21,800	190,968
Lumos Networks Corp.	9,000	96,840
Neutral Tandem, Inc.*	21,950	267,570
Premiere Global Services, Inc.*	34,199	309,159
SureWest Communications	17,200	387,860
Towerstream Corp.*	67,700	321,575
tw telecom, Inc.*	588,123	13,032,806
Vonage Holdings Corp.*	78,500	173,485

		19,245,794

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	43,800	382,374
NTELOS Holdings Corp.	9,000	186,300
Shenandoah Telecommunications Co.	13,764	153,469
USA Mobility, Inc.	12,643	176,117

		898,260

Total Telecommunication Services		20,144,054

Utilities (1.6%)
Electric Utilities (0.7%)
Allete, Inc.	20,200	838,098
Central Vermont Public Service Corp.	10,000	352,000
Cleco Corp.	43,600	1,728,740
El Paso Electric Co.	36,300	1,179,387
Empire District Electric Co.	24,525	499,084
IDACORP, Inc.	35,300	1,451,536
MGE Energy, Inc.	15,400	683,606
Otter Tail Corp.	25,300	549,010
PNM Resources, Inc.	58,000	1,061,400
Portland General Electric Co.	54,600	1,363,908
UIL Holdings Corp.	34,050	1,183,578
UniSource Energy Corp.	26,300	961,791
Unitil Corp.	7,300	195,859

		12,047,997

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,560	187,507
Laclede Group, Inc.	14,800	577,496
New Jersey Resources Corp.	32,900	1,466,353
Northwest Natural Gas Co.	17,300	785,420
Piedmont Natural Gas Co., Inc.#	48,400	1,503,788
South Jersey Industries, Inc.	19,900	995,796
Southwest Gas Corp.	32,900	1,406,146
WGL Holdings, Inc.	37,000	1,505,900

		8,428,406

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	83,090	1,149,966
Dynegy, Inc.*	65,500	36,680
Genie Energy Ltd., Class B	45,200	437,084
Ormat Technologies, Inc.	12,900	259,935

		1,883,665

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,059,012
Black Hills Corp.	26,000	871,780
CH Energy Group, Inc.	10,900	727,357
NorthWestern Corp.	24,091	854,267

		3,512,416

Water Utilities (0.1%)
American States Water Co.	17,300	625,222
Artesian Resources Corp., Class A	10,300	193,537
Cadiz, Inc.*	26,838	246,909
California Water Service Group	25,800	469,818
Connecticut Water Service, Inc.	9,000	254,610
Middlesex Water Co.	11,700	221,013
SJW Corp.	10,900	262,908
York Water Co.	10,300	178,190

		2,452,207

Total Utilities		28,324,691

Total Common Stocks (98.6%) (Cost $1,238,867,990)		1,747,488,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $180,513)	16,100	$207,046

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$14,400	11,624

Total Financials		11,624

Total Corporate Bonds		11,624

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		11,624

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	274	28,496

Total Energy		28,496

Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	11,400	10,830

Total Health Care		10,830

Total Rights (0.0%) (Cost $—)		39,326

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	7,020	—

Total Investments (98.6%)
(Cost $1,239,062,903)		1,747,746,394
Other Assets Less Liabilities (1.4%)		25,024,972

Net Assets (100%)		$1,772,771,366

*	Non-income producing.

†	Securities (totaling $39,326 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,403,128

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	68	June-12	$5,579,900	$5,628,360	$48,460

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$263,217,832	$—	$—	$263,217,832
Consumer Staples	30,819,910	—	—	30,819,910
Energy	124,919,902	—	—	124,919,902
Financials	244,653,805	512,044	—	245,165,849
Health Care	260,636,292	—	—	260,636,292
Industrials	366,562,107	—	—	366,562,107
Information Technology	345,831,490	—	—	345,831,490
Materials	61,866,271	—	—	61,866,271
Telecommunication Services	20,144,054	—	—	20,144,054
Utilities	28,324,691	—	—	28,324,691
Corporate Bonds
Financials	—	11,624	—	11,624
Futures	48,460	—	—	48,460
Investment Companies
Investment Companies	207,046	—	—	207,046
Rights
Energy	—	—	28,496	28,496
Health Care	—	—	10,830	10,830
Warrants
Energy	—	—	—	—

Total Assets	$1,747,231,860	$523,668	$39,326	$1,747,794,854

Total Liabilities	$—	$—	$—	$—

Total	$1,747,231,860	$523,668	$39,326	$1,747,794,854

(a)	A Security with a market value of $1,356,765 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $512,044 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights- Energy††	Investments in Rights – Health Care
Balance as of 12/31/11	$—	$10,830
Total gains or losses (realized/unrealized) included in earnings	28,496	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$28,496	$10,830

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$28,496	$—

††	Security received through corporate action with $0 cost.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Rights-Energy	$28,496	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Health Care	10,830	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$39,326

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$147,277,441
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$193,387,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$568,465,036
Aggregate gross unrealized depreciation	(73,824,726)

Net unrealized appreciation	$494,640,310

Federal income tax cost of investments	$1,253,106,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.*	6,568	$76,911
Amerigon, Inc.*	2,864	46,340
Autoliv, Inc.	39,700	2,661,885
Cooper Tire & Rubber Co.	6,074	92,446
Dana Holding Corp.	14,442	223,851
Dorman Products, Inc.*	1,096	55,458
Drew Industries, Inc.*	35,840	978,791
Exide Technologies, Inc.*	7,586	23,744
Fuel Systems Solutions, Inc.*	1,671	43,713
Gentex Corp.	80,000	1,960,000
Modine Manufacturing Co.*	4,700	41,501
Motorcar Parts of America, Inc.*	1,157	11,130
Shiloh Industries, Inc.	427	4,069
Spartan Motors, Inc.	3,491	18,468
Standard Motor Products, Inc.	2,008	35,622
Stoneridge, Inc.*	2,633	26,040
Superior Industries International, Inc.	2,340	45,724
Tenneco, Inc.*	5,961	221,451
Tower International, Inc.*	616	7,503

		6,574,647

Automobiles (1.1%)
Thor Industries, Inc.	107,100	3,380,076
Winnebago Industries, Inc.*	49,788	487,922

		3,867,998

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,127	46,139
Pool Corp.	4,788	179,167
VOXX International Corp.*	1,627	22,062
Weyco Group, Inc.	734	17,396

		264,764

Diversified Consumer Services (1.7%)
American Public Education, Inc.*	1,732	65,816
Archipelago Learning, Inc.*	1,278	14,211
Ascent Capital Group, Inc., Class A*	1,453	68,712
Bridgepoint Education, Inc.*	1,813	44,872
Cambium Learning Group, Inc.*	1,244	3,297
Capella Education Co.*	1,332	47,885
Coinstar, Inc.*	3,112	197,768
Corinthian Colleges, Inc.*	7,944	32,888
Grand Canyon Education, Inc.*	2,767	49,142
Hillenbrand, Inc.	94,593	2,170,909
K12, Inc.*	2,620	61,911
Lincoln Educational Services Corp.	2,241	17,726
Mac-Gray Corp.	1,233	18,655
Matthews International Corp., Class A	2,907	91,978
National American University Holdings, Inc.	765	4,820
Regis Corp.	138,161	2,546,307
School Specialty, Inc.*	1,630	5,770
Sotheby’s, Inc.	6,682	262,870
Steiner Leisure Ltd.*	1,505	73,489
Stewart Enterprises, Inc., Class A	7,203	43,722
Strayer Education, Inc.	1,206	113,702
Universal Technical Institute, Inc.	2,127	28,055

		5,964,505

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	2,518	42,705
Ambassadors Group, Inc.	1,763	9,432
Ameristar Casinos, Inc.	3,229	60,156
Benihana, Inc.	1,448	18,896
Biglari Holdings, Inc.*	118	47,536
BJ’s Restaurants, Inc.*	2,368	119,229
Bob Evans Farms, Inc.	3,033	114,405
Boyd Gaming Corp.*	5,548	43,496
Bravo Brio Restaurant Group, Inc.*	1,925	38,423
Buffalo Wild Wings, Inc.*	1,816	164,693
Caesars Entertainment Corp.*	3,636	53,595
Caribou Coffee Co., Inc.*	1,264	23,561
Carrols Restaurant Group, Inc.*	1,290	19,672
CEC Entertainment, Inc.	1,750	66,343
Cheesecake Factory, Inc.*	5,382	158,177
Churchill Downs, Inc.	1,245	69,595
Cracker Barrel Old Country Store, Inc.	2,239	124,936
Denny’s Corp.*	10,083	40,735
DineEquity, Inc.*	1,510	74,896
Domino’s Pizza, Inc.	5,753	208,834
Einstein Noah Restaurant Group, Inc.	615	9,176
Gaylord Entertainment Co.*	3,482	107,246
International Speedway Corp., Class A	2,918	80,975
Interval Leisure Group, Inc.	4,049	70,453
Isle of Capri Casinos, Inc.*	2,001	14,127
Jack in the Box, Inc.*	4,359	104,485
Jamba, Inc.*	5,981	12,381
Krispy Kreme Doughnuts, Inc.*	5,932	43,304
Life Time Fitness, Inc.*	4,173	211,029
Luby’s, Inc.*	1,666	10,113
Marcus Corp.	2,132	26,757
Monarch Casino & Resort, Inc.*	956	9,847
Morgans Hotel Group Co.*	2,245	11,113
Multimedia Games Holding Co., Inc.*	2,596	28,452
O’Charleys, Inc.*	1,791	17,623
Orient-Express Hotels Ltd., Class A*	9,266	94,513
P.F. Chang’s China Bistro, Inc.	2,085	82,399
Papa John’s International, Inc.*	1,870	70,424
Peet’s Coffee & Tea, Inc.*	1,252	92,272
Pinnacle Entertainment, Inc.*	6,110	70,326
Red Lion Hotels Corp.*	1,387	11,387
Red Robin Gourmet Burgers, Inc.*	1,316	48,942
Ruby Tuesday, Inc.*	6,491	59,263
Ruth’s Hospitality Group, Inc.*	3,491	26,497
Scientific Games Corp., Class A*	5,679	66,217
Shuffle Master, Inc.*	5,320	93,632
Six Flags Entertainment Corp.	4,131	193,207
Sonic Corp.*	6,273	48,177
Speedway Motorsports, Inc.	1,238	23,126
Texas Roadhouse, Inc.	6,327	105,281
Town Sports International Holdings, Inc.*	1,983	25,045
Vail Resorts, Inc.	3,580	154,835

		3,521,939

Household Durables (1.7%)
American Greetings Corp., Class A	3,749	57,510
Beazer Homes USA, Inc.*	7,662	24,901
Blyth, Inc.	506	37,864
Cavco Industries, Inc.*	661	30,789
CSS Industries, Inc.	809	15,743
Ethan Allen Interiors, Inc.	21,862	553,546
Furniture Brands International, Inc.*	4,264	7,164
Helen of Troy Ltd.*	3,002	102,098
Hooker Furniture Corp.	73,934	1,009,199
Hovnanian Enterprises, Inc., Class A*	6,194	15,175
iRobot Corp.*	2,323	63,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
KB Home	7,562	$67,302
La-Z-Boy, Inc.*	142,645	2,133,969
Libbey, Inc.*	1,979	25,608
Lifetime Brands, Inc.	848	9,532
M.D.C. Holdings, Inc.	32,855	847,330
M/I Homes, Inc.*	61,532	760,536
Meritage Homes Corp.*	2,706	73,224
Ryland Group, Inc.	4,297	82,846
Sealy Corp.*	4,846	9,789
Skullcandy, Inc.*	872	13,804
Skyline Corp.	726	5,554
Standard Pacific Corp.*	10,610	47,321
Universal Electronics, Inc.*	1,522	30,410
Zagg, Inc.*	2,148	22,833

		6,047,372

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,405	7,287
Blue Nile, Inc.*	1,178	38,850
Geeknet, Inc.*	428	6,189
HSN, Inc.	3,968	150,903
Nutrisystem, Inc.	2,789	31,321
Orbitz Worldwide, Inc.*	1,679	5,121
Overstock.com, Inc.*	1,187	6,220
PetMed Express, Inc.	1,967	24,351
Shutterfly, Inc.*	2,960	92,737
U.S. Auto Parts Network, Inc.*	1,302	4,700
Valuevision Media, Inc., Class A*	4,071	8,427

		376,106

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	1,225	52,467
Black Diamond, Inc.*	1,745	16,159
Brunswick Corp.	75,586	1,946,339
Callaway Golf Co.	6,460	43,669
JAKKS Pacific, Inc.	2,754	48,057
Johnson Outdoors, Inc., Class A*	416	7,946
Leapfrog Enterprises, Inc.*	3,994	33,390
Marine Products Corp.	1,127	6,706
Smith & Wesson Holding Corp.*	5,847	45,314
Steinway Musical Instruments, Inc.*	617	15,425
Sturm Ruger & Co., Inc.	1,860	91,326
Summer Infant, Inc.*	1,276	7,656

		2,314,454

Media (0.4%)
AH Belo Corp., Class A	1,719	8,406
Arbitron, Inc.	2,678	99,032
Belo Corp., Class A	9,113	65,340
Central European Media Enterprises Ltd., Class A*	3,671	26,064
Cinemark Holdings, Inc.	9,248	202,994
Crown Media Holdings, Inc., Class A*	3,207	5,099
Cumulus Media, Inc., Class A*	3,427	11,960
Dial Global, Inc.*	458	1,067
Digital Domain Media Group, Inc.*	367	2,088
Digital Generation, Inc.*	2,758	28,159
Entercom Communications Corp., Class A*	2,360	15,316
Entravision Communications Corp., Class A	4,774	8,164
EW Scripps Co., Class A*	2,995	29,561
Fisher Communications, Inc.*	871	26,757
Global Sources Ltd.*	1,239	7,632
Gray Television, Inc.*	4,856	9,178
Harte-Hanks, Inc.	4,410	39,911
Journal Communications, Inc., Class A*	3,988	22,452
Knology, Inc.*	2,876	52,343
LIN TV Corp., Class A*	3,082	12,482
Lions Gate Entertainment Corp.*	4,394	61,165
Live Nation Entertainment, Inc.*	13,843	130,124
Martha Stewart Living Omnimedia, Inc., Class A	2,819	10,740
McClatchy Co., Class A*	5,352	15,467
MDC Partners, Inc., Class A	2,469	27,455
Meredith Corp.	3,602	116,921
National CineMedia, Inc.	5,533	84,655
New York Times Co., Class A*	13,514	91,760
Nexstar Broadcasting Group, Inc., Class A*	1,066	8,859
Outdoor Channel Holdings, Inc.	1,521	11,119
ReachLocal, Inc.*	987	7,037
Rentrak Corp.*	872	19,794
Saga Communications, Inc., Class A*	342	12,244
Scholastic Corp.	2,650	93,492
Sinclair Broadcast Group, Inc., Class A	5,060	55,964
Valassis Communications, Inc.*	4,413	101,499
Value Line, Inc.	220	2,702
World Wrestling Entertainment, Inc., Class A	2,702	23,967

		1,548,969

Multiline Retail (0.4%)
Bon-Ton Stores, Inc.	1,108	10,238
Fred’s, Inc., Class A	14,670	214,329
Gordmans Stores, Inc.*	527	11,578
Saks, Inc.*	96,865	1,124,603
Tuesday Morning Corp.*	4,203	16,139

		1,376,887

Specialty Retail (5.2%)
Aeropostale, Inc.*	8,024	173,479
America’s Car-Mart, Inc.*	828	36,415
ANN, Inc.*	4,782	136,957
Asbury Automotive Group, Inc.*	2,927	79,029
Ascena Retail Group, Inc.*	6,188	274,252
Barnes & Noble, Inc.*	2,938	38,929
bebe stores, Inc.	3,796	35,037
Big 5 Sporting Goods Corp.	2,302	18,048
Body Central Corp.*	1,174	34,070
Brown Shoe Co., Inc.	133,538	1,232,556
Buckle, Inc.	2,667	127,749
Build-A-Bear Workshop, Inc.*	1,344	7,056
Cabela’s, Inc.*	4,262	162,595
Casual Male Retail Group, Inc.*	3,996	13,427
Cato Corp., Class A	60,188	1,663,596
Charming Shoppes, Inc.*	11,580	68,322
Children’s Place Retail Stores, Inc.*	2,406	124,318
Christopher & Banks Corp.	161,789	300,928
Citi Trends, Inc.*	1,480	16,961
Coldwater Creek, Inc.*	7,410	8,596
Collective Brands, Inc.*	6,079	119,513
Conn’s, Inc.*	1,373	21,076
Cost Plus, Inc.*	1,868	33,437
Destination Maternity Corp.	1,049	19,480
Express, Inc.*	5,438	135,841
Finish Line, Inc., Class A	5,142	109,113
Francesca’s Holdings Corp.*	921	29,113
GameStop Corp., Class A	110,400	2,411,136
Genesco, Inc.*	2,356	168,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
GNC Holdings, Inc., Class A	2,284	$79,689
Group 1 Automotive, Inc.	62,462	3,508,491
Haverty Furniture Cos., Inc.	1,929	21,412
hhgregg, Inc.*	1,613	18,356
Hibbett Sports, Inc.*	2,724	148,594
HOT Topic, Inc.	4,182	42,447
Jos. A. Bank Clothiers, Inc.*	2,746	138,426
Kirkland’s, Inc.*	1,487	24,060
Lithia Motors, Inc., Class A	2,155	56,461
Lumber Liquidators Holdings, Inc.*	2,288	57,452
MarineMax, Inc.*	2,383	19,612
Mattress Firm Holding Corp.*	570	21,603
Men’s Wearhouse, Inc.	71,473	2,771,008
Monro Muffler Brake, Inc.	3,034	125,881
New York & Co., Inc.*	2,681	10,000
Office Depot, Inc.*	27,397	94,520
OfficeMax, Inc.*	8,243	47,150
Pacific Sunwear of California, Inc.*	4,840	8,518
Penske Automotive Group, Inc.	4,383	107,953
PEP Boys-Manny, Moe & Jack	5,159	76,972
Pier 1 Imports, Inc.*	81,306	1,478,143
Rent-A-Center, Inc.	5,807	219,214
Rue21, Inc.*	1,520	44,597
Select Comfort Corp.*	5,513	178,566
Shoe Carnival, Inc.*	902	29,062
Sonic Automotive, Inc., Class A	3,952	70,780
Stage Stores, Inc.	3,031	49,223
Stein Mart, Inc.*	2,789	18,407
Systemax, Inc.*	1,061	17,888
Talbots, Inc.*	7,261	22,001
Teavana Holdings, Inc.*	657	12,956
Vitamin Shoppe, Inc.*	2,452	108,403
West Marine, Inc.*	84,881	1,016,874
Wet Seal, Inc., Class A*	8,807	30,384
Winmark Corp.	209	12,109
Zale Corp.*	3,206	9,907
Zumiez, Inc.*	2,082	75,181

		18,372,136

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	4,856	241,683
Cherokee, Inc.	957	10,900
Columbia Sportswear Co.	1,212	57,510
Crocs, Inc.*	8,881	185,791
Delta Apparel, Inc.*	668	10,975
G-III Apparel Group Ltd.*	1,632	46,382
Iconix Brand Group, Inc.*	7,239	125,814
Jones Group, Inc.	7,957	99,940
Kenneth Cole Productions, Inc., Class A*	760	12,236
K-Swiss, Inc., Class A*	2,741	11,238
Liz Claiborne, Inc.*	9,326	124,595
Maidenform Brands, Inc.*	24,732	556,717
Movado Group, Inc.	1,681	41,269
Oxford Industries, Inc.	1,252	63,627
Perry Ellis International, Inc.*	1,157	21,601
Quiksilver, Inc.*	13,103	52,936
R.G. Barry Corp.	771	9,406
Skechers U.S.A., Inc., Class A*	3,776	48,031
Steven Madden Ltd.*	3,748	160,227
True Religion Apparel, Inc.*	2,546	69,760
Unifi, Inc.*	1,489	14,384
Vera Bradley, Inc.*	1,991	60,108
Warnaco Group, Inc.*	4,005	233,892
Wolverine World Wide, Inc.	4,880	181,438

		2,440,460

Total Consumer Discretionary		52,670,237

Consumer Staples (1.5%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	813	86,820
Central European Distribution Corp.*	7,303	37,318
Coca-Cola Bottling Co. Consolidated	452	28,359
Craft Brew Alliance, Inc.*	956	7,323
MGP Ingredients, Inc.	1,299	6,989
National Beverage Corp.*	1,178	18,895
Primo Water Corp.*	1,371	2,673

		188,377

Food & Staples Retailing (0.4%)
Andersons, Inc.	1,855	90,320
Arden Group, Inc., Class A	106	9,634
Casey’s General Stores, Inc.	3,720	206,311
Chefs’ Warehouse, Inc.*	894	20,687
Fresh Market, Inc.*	2,762	132,438
Ingles Markets, Inc., Class A	1,312	23,144
Nash Finch Co.	1,220	34,672
Pantry, Inc.*	2,318	30,157
Pricesmart, Inc.	1,763	128,364
Rite Aid Corp.*	58,283	101,413
Roundy’s, Inc.*	1,896	20,287
Ruddick Corp.	4,888	196,009
Spartan Stores, Inc.	2,289	41,477
Susser Holdings Corp.*	914	23,462
United Natural Foods, Inc.*	4,737	221,029
Village Super Market, Inc., Class A	624	19,712
Weis Markets, Inc.	1,101	48,004

		1,347,120

Food Products (0.7%)
Alico, Inc.	293	6,771
B&G Foods, Inc.	4,714	106,112
Calavo Growers, Inc.	1,167	31,252
Cal-Maine Foods, Inc.	1,346	51,498
Chiquita Brands International, Inc.*	4,611	40,531
Darling International, Inc.*	11,621	202,438
Diamond Foods, Inc.	2,197	50,136
Dole Food Co., Inc.*	3,622	36,148
Farmer Bros Co.*	723	7,873
Fresh Del Monte Produce, Inc.	3,610	82,452
Griffin Land & Nurseries, Inc.	263	6,946
Hain Celestial Group, Inc.*	3,556	155,788
Imperial Sugar Co.	1,221	5,726
J&J Snack Foods Corp.	1,428	74,913
Lancaster Colony Corp.	16,905	1,123,506
Lifeway Foods, Inc.*	531	4,912
Limoneira Co.	749	12,651
Omega Protein Corp.*	1,929	14,680
Pilgrim’s Pride Corp.*	5,964	44,491
Sanderson Farms, Inc.	2,198	116,560
Seneca Foods Corp., Class A*	920	24,233
Smart Balance, Inc.*	5,942	39,277
Snyders-Lance, Inc.	4,726	122,167
Tootsie Roll Industries, Inc.	2,311	52,934
TreeHouse Foods, Inc.*	3,494	207,893

		2,621,888

Household Products (0.0%)
Central Garden & Pet Co., Class A*	4,075	39,242
Harbinger Group, Inc.*	991	5,133
Oil-Dri Corp. of America	456	9,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.*	1,628	$56,915
WD-40 Co.	1,564	70,928

		181,926

Personal Products (0.2%)
Elizabeth Arden, Inc.*	2,417	84,547
Female Health Co.	1,842	9,984
Inter Parfums, Inc.	1,607	25,214
Medifast, Inc.*	1,322	23,082
Nature’s Sunshine Products, Inc.*	1,089	17,446
Nu Skin Enterprises, Inc., Class A	5,437	314,857
Nutraceutical International Corp.*	811	11,808
Prestige Brands Holdings, Inc.*	5,047	88,221
Revlon, Inc., Class A*	1,084	18,699
Schiff Nutrition International, Inc.*	1,276	15,682
Synutra International, Inc.*	1,773	10,425
USANA Health Sciences, Inc.*	610	22,771

		642,736

Tobacco (0.1%)
Alliance One International, Inc.*	8,450	31,857
Star Scientific, Inc.*	10,794	35,404
Universal Corp.	2,307	107,506
Vector Group Ltd.	4,866	86,226

		260,993

Total Consumer Staples		5,243,040

Energy (8.5%)
Energy Equipment & Services (5.9%)
Atwood Oceanics, Inc.*	55,500	2,491,395
Basic Energy Services, Inc.*	2,427	42,108
Bristow Group, Inc.	73,132	3,490,590
C&J Energy Services, Inc.*	1,207	21,473
Cal Dive International, Inc.*	9,508	31,376
Dawson Geophysical Co.*	798	27,411
Dril-Quip, Inc.*	3,422	222,498
Exterran Holdings, Inc.*	6,393	84,324
Geokinetics, Inc.*	995	1,751
Global Geophysical Services, Inc.*	1,758	18,652
Gulf Island Fabrication, Inc.	1,460	42,734
Gulfmark Offshore, Inc., Class A*	2,282	104,881
Heckmann Corp.*	9,863	42,510
Helix Energy Solutions Group, Inc.*	117,242	2,086,908
Hercules Offshore, Inc.*	12,881	60,927
Hornbeck Offshore Services, Inc.*	3,055	128,402
ION Geophysical Corp.*	12,887	83,121
Key Energy Services, Inc.*	12,393	191,472
Lufkin Industries, Inc.	3,295	265,742
Matrix Service Co.*	2,687	37,645
Mitcham Industries, Inc.*	1,159	26,031
Natural Gas Services Group, Inc.*	1,141	15,061
Newpark Resources, Inc.*	8,821	72,244
Oil States International, Inc.*	34,500	2,693,070
OYO Geospace Corp.*	438	46,135
Parker Drilling Co.*	11,737	70,070
PHI, Inc. (Non-Voting)*	1,328	30,743
Pioneer Drilling Co.*	6,147	54,094
RigNet, Inc.*	511	8,958
Rowan Cos., Inc.*	87,700	2,887,961
Tesco Corp.*	2,989	42,414
TETRA Technologies, Inc.*	7,736	72,873
Tidewater, Inc.	60,300	3,257,406
Union Drilling, Inc.*	1,406	7,817
Unit Corp.*	51,000	2,180,760
Vantage Drilling Co.*	17,170	27,472
Willbros Group, Inc.*	3,949	12,795

		20,981,824

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	8,191	25,556
Alon USA Energy, Inc.	1,055	9,548
Amyris, Inc.*	1,770	9,169
Apco Oil and Gas International, Inc.	906	61,762
Approach Resources, Inc.*	2,581	95,368
Arch Coal, Inc.	14,400	154,224
ATP Oil & Gas Corp.*	4,461	32,788
Berry Petroleum Co., Class A	5,082	239,515
Bill Barrett Corp.*	4,696	122,143
Bonanza Creek Energy, Inc.*	988	21,588
BPZ Resources, Inc.*	10,360	41,751
Callon Petroleum Co.*	3,917	24,638
CAMAC Energy, Inc.*	6,546	6,546
Carrizo Oil & Gas, Inc.*	3,803	107,473
Ceres, Inc.*	568	9,082
Cheniere Energy, Inc.*	15,197	227,651
Clayton Williams Energy, Inc.*	594	47,187
Clean Energy Fuels Corp.*	4,866	103,548
Cloud Peak Energy, Inc.*	5,980	95,261
Comstock Resources, Inc.*	4,643	73,499
Contango Oil & Gas Co.*	1,223	72,047
Crimson Exploration, Inc.*	1,919	7,964
Crosstex Energy, Inc.	3,953	55,895
CVR Energy, Inc.*	8,653	231,468
Delek U.S. Holdings, Inc.	1,453	22,536
DHT Holdings, Inc.	6,245	5,995
Endeavour International Corp.*	3,711	43,975
Energen Corp.	30,200	1,484,330
Energy Partners Ltd.*	2,801	46,525
Energy XXI Bermuda Ltd.*	7,408	267,503
Evolution Petroleum Corp.*	1,627	15,131
Frontline Ltd.	5,181	39,842
FX Energy, Inc.*	5,215	28,370
Gastar Exploration Ltd.*	5,728	17,127
GeoResources, Inc.*	2,000	65,480
Gevo, Inc.*	499	4,586
GMX Resources, Inc.*	6,121	7,774
Golar LNG Ltd.	3,930	149,536
Goodrich Petroleum Corp.*	2,632	50,061
Green Plains Renewable Energy, Inc.*	1,730	18,667
Gulfport Energy Corp.*	4,533	132,001
Hallador Energy Co.	502	4,438
Harvest Natural Resources, Inc.*	3,442	24,369
Houston American Energy Corp.*	1,674	8,738
Hyperdynamics Corp.*	15,600	20,124
Isramco, Inc.*	115	10,046
James River Coal Co.*	3,623	18,550
KiOR, Inc., Class A*	994	13,290
Knightsbridge Tankers Ltd.	2,228	32,039
Kodiak Oil & Gas Corp.*	25,426	253,243
L&L Energy, Inc.*	2,210	5,414
Magnum Hunter Resources Corp.*	11,198	71,779
Matador Resources Co.*	1,367	14,969
McMoRan Exploration Co.*	9,710	103,897
Miller Energy Resources, Inc.*	3,052	12,879
Nordic American Tankers Ltd.	5,198	82,544
Northern Oil and Gas, Inc.*	6,270	130,040
Oasis Petroleum, Inc.*	5,918	182,452
Overseas Shipholding Group, Inc.	59,714	754,188
Panhandle Oil and Gas, Inc., Class A	721	21,255
Patriot Coal Corp.*	9,209	57,464
Penn Virginia Corp.	4,628	21,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleum Development Corp.*	2,289	$84,899
PetroQuest Energy, Inc.*	5,671	34,820
Renewable Energy Group, Inc.*	712	7,376
Rentech, Inc.*	21,628	44,986
Resolute Energy Corp.*	4,614	52,507
REX American Resources Corp.*	580	17,806
Rex Energy Corp.*	3,945	42,133
Rosetta Resources, Inc.*	5,216	254,332
Sanchez Energy Corp.*	988	22,181
Scorpio Tankers, Inc.*	2,861	20,199
SemGroup Corp., Class A*	4,076	118,775
Ship Finance International Ltd.	4,539	69,447
Solazyme, Inc.*	1,104	16,151
Stone Energy Corp.*	4,850	138,661
Swift Energy Co.*	4,182	121,403
Syntroleum Corp.*	8,990	8,675
Targa Resources Corp.	1,619	73,583
Teekay Corp.	29,869	1,037,948
Teekay Tankers Ltd., Class A	5,068	30,763
Triangle Petroleum Corp.*	4,243	29,277
Uranerz Energy Corp.*	6,425	16,191
Uranium Energy Corp.*	7,200	28,080
Uranium Resources, Inc.*	9,355	8,512
Ur-Energy, Inc.*	10,180	12,420
USEC, Inc.*	11,783	12,490
VAALCO Energy, Inc.*	5,050	47,722
Venoco, Inc.*	2,951	31,989
Voyager Oil & Gas, Inc.*	4,597	11,171
W&T Offshore, Inc.	3,368	70,997
Warren Resources, Inc.*	7,072	23,055
Western Refining, Inc.	5,147	96,866
Westmoreland Coal Co.*	952	10,634
World Fuel Services Corp.	6,980	286,180
Zion Oil & Gas, Inc.*	3,426	9,045

		9,009,159

Total Energy		29,990,983

Financials (14.6%)
Capital Markets (0.7%)
Apollo Investment Corp.	19,480	139,672
Arlington Asset Investment Corp., Class A	778	17,272
Artio Global Investors, Inc.	3,166	15,102
BGC Partners, Inc., Class A	7,569	55,935
BlackRock Kelso Capital Corp.	6,491	63,742
Calamos Asset Management, Inc., Class A	1,938	25,407
Capital Southwest Corp.	285	26,947
CIFC Corp.*	1,091	6,764
Cohen & Steers, Inc.	1,758	56,080
Cowen Group, Inc., Class A*	6,945	18,821
Diamond Hill Investment Group, Inc.	262	19,296
Duff & Phelps Corp., Class A	3,051	47,413
Edelman Financial Group, Inc.	1,878	12,414
Epoch Holding Corp.	1,441	34,411
Evercore Partners, Inc., Class A	2,069	60,146
FBR & Co.*	4,819	12,385
Fidus Investment Corp.	459	6,431
Fifth Street Finance Corp.	8,062	78,685
Financial Engines, Inc.*	3,858	86,265
FXCM, Inc., Class A	1,802	23,408
GAMCO Investors, Inc., Class A	652	32,346
GFI Group, Inc.	7,044	26,485
Gladstone Capital Corp.	2,100	17,031
Gladstone Investment Corp.	2,137	16,177
Gleacher & Co., Inc.*	7,826	10,643
Golub Capital BDC, Inc.	1,004	15,331
Harris & Harris Group, Inc.*	3,073	12,753
Hercules Technology Growth Capital, Inc.	4,681	51,865
HFF, Inc., Class A*	2,917	48,043
ICG Group, Inc.*	3,656	32,721
INTL FCStone, Inc.*	1,367	28,844
Investment Technology Group, Inc.*	3,823	45,723
JMP Group, Inc.	1,611	11,889
KBW, Inc.	3,209	59,366
Knight Capital Group, Inc., Class A*	9,999	128,687
Kohlberg Capital Corp.	1,826	12,618
Ladenburg Thalmann Financial Services, Inc.*	10,804	19,231
Main Street Capital Corp.	2,296	56,550
Manning & Napier, Inc.*	1,248	18,346
MCG Capital Corp.	7,827	33,265
Medallion Financial Corp.	1,549	17,287
Medley Capital Corp.	1,136	12,803
MVC Capital, Inc.	2,480	32,562
New Mountain Finance Corp.	733	10,071
NGP Capital Resources Co.	2,112	13,834
Oppenheimer Holdings, Inc., Class A	1,024	17,766
PennantPark Investment Corp.	5,257	54,673
Piper Jaffray Cos., Inc.*	1,620	43,124
Prospect Capital Corp.	12,074	132,572
Pzena Investment Management, Inc., Class A	1,100	6,435
Safeguard Scientifics, Inc.*	1,978	34,022
Solar Capital Ltd.	3,756	82,895
Solar Senior Capital Ltd.	818	13,178
Stifel Financial Corp.*	5,346	202,293
SWS Group, Inc.	2,906	16,622
TICC Capital Corp.	3,615	35,210
Triangle Capital Corp.	2,601	51,370
Virtus Investment Partners, Inc.*	630	54,041
Walter Investment Management Corp.	2,586	58,314
Westwood Holdings Group, Inc.	600	23,238

		2,396,820

Commercial Banks (2.9%)
1st Source Corp.	1,525	37,317
1st United Bancorp, Inc./Florida*	2,572	15,561
Alliance Financial Corp./New York	453	13,730
Ameris Bancorp*	2,305	30,288
Ames National Corp.	797	18,969
Arrow Financial Corp.	1,016	24,790
BancFirst Corp.	676	29,447
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,842	59,995
Bancorp, Inc./Delaware*	2,960	29,718
BancorpSouth, Inc.	9,258	124,705
Bank of Kentucky Financial Corp.	544	13,997
Bank of Marin Bancorp/California	544	20,677
Bank of the Ozarks, Inc.	2,787	87,122
Banner Corp.	1,651	36,372
BBCN Bancorp, Inc.*	7,376	82,095
Boston Private Financial Holdings, Inc.	7,557	74,890
Bridge Bancorp, Inc.	687	14,406
Bridge Capital Holdings*	828	11,145
Bryn Mawr Bank Corp.	1,100	24,684
Camden National Corp.	764	26,855
Capital Bank Corp.*	1,228	2,751
Capital City Bank Group, Inc.	1,266	9,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Financial Corp.	2,803	$31,674
Cascade Bancorp*	558	3,169
Cathay General Bancorp	7,763	137,405
Center Bancorp, Inc.	1,105	11,083
Centerstate Banks, Inc.	2,951	24,080
Central Pacific Financial Corp.*	1,419	18,376
Century Bancorp, Inc./Massachusetts, Class A	355	9,691
Chemical Financial Corp.	52,145	1,222,279
Citizens & Northern Corp.	1,187	23,740
City Holding Co.	1,528	53,052
CNB Financial Corp./Pennsylvania	1,300	21,723
CoBiz Financial, Inc.	3,148	22,256
Columbia Banking System, Inc.	3,901	88,865
Community Bank System, Inc.	3,734	107,465
Community Trust Bancorp, Inc.	1,410	45,219
CVB Financial Corp.	8,935	104,897
Eagle Bancorp, Inc.*	1,653	27,671
Encore Bancshares, Inc.*	754	15,359
Enterprise Bancorp, Inc./Massachusetts	539	8,861
Enterprise Financial Services Corp.	1,640	19,254
F.N.B. Corp./Pennsylvania	13,157	158,937
Financial Institutions, Inc.	1,442	23,317
First Bancorp, Inc./Maine	889	13,184
First Bancorp/North Carolina	1,518	16,592
First Busey Corp.	7,688	37,979
First Commonwealth Financial Corp.	10,586	64,786
First Community Bancshares, Inc./Virginia	1,659	22,164
First Connecticut Bancorp, Inc./Connecticut	1,743	22,990
First Financial Bancorp	5,749	99,458
First Financial Bankshares, Inc.	3,107	109,397
First Financial Corp./Indiana	1,102	34,988
First Interstate Bancsystem, Inc.	1,548	22,632
First Merchants Corp.	2,478	30,579
First Midwest Bancorp, Inc./Illinois	7,372	88,317
First of Long Island Corp.	800	21,200
FirstMerit Corp.	10,849	182,914
German American Bancorp, Inc.	1,254	24,365
Glacier Bancorp, Inc.	7,102	106,104
Great Southern Bancorp, Inc.	1,001	24,024
Hampton Roads Bankshares, Inc.*	970	2,939
Hancock Holding Co.	7,466	265,118
Hanmi Financial Corp.*	2,928	29,631
Heartland Financial USA, Inc.	1,301	22,559
Heritage Commerce Corp.*	1,962	12,616
Heritage Financial Corp./Washington	1,526	20,754
Home Bancshares, Inc./Arkansas	2,235	59,473
Hudson Valley Holding Corp.	1,606	25,905
IBERIABANK Corp.	2,919	156,079
Independent Bank Corp./Massachusetts	2,170	62,344
International Bancshares Corp.	5,281	111,693
Investors Bancorp, Inc.*	4,601	69,107
Lakeland Bancorp, Inc.	2,244	22,102
Lakeland Financial Corp.	1,639	42,663
MainSource Financial Group, Inc.	1,989	23,967
MB Financial, Inc.	5,413	113,619
Merchants Bancshares, Inc.	504	14,203
Metro Bancorp, Inc.*	1,381	16,144
MidSouth Bancorp, Inc.	835	11,356
National Bankshares, Inc./Virginia	705	21,220
National Penn Bancshares, Inc.	12,381	109,572
NBT Bancorp, Inc.	3,488	77,015
Old National Bancorp/Indiana	9,417	123,739
OmniAmerican Bancorp, Inc.*	1,183	22,903
Oriental Financial Group, Inc.	95,971	1,161,249
Orrstown Financial Services, Inc.	787	6,902
Pacific Capital Bancorp N.A.*	406	18,518
Pacific Continental Corp.	1,802	16,975
PacWest Bancorp	2,990	72,657
Park National Corp.	1,296	89,644
Park Sterling Corp.*	3,312	15,898
Penns Woods Bancorp, Inc.	399	16,311
Peoples Bancorp, Inc./Ohio	15,156	265,836
Pinnacle Financial Partners, Inc.*	3,366	61,766
PrivateBancorp, Inc.	5,921	89,822
Prosperity Bancshares, Inc.	4,647	212,833
Renasant Corp.	2,570	41,840
Republic Bancorp, Inc./Kentucky, Class A	1,038	24,829
S&T Bancorp, Inc.	2,829	61,361
Sandy Spring Bancorp, Inc.	2,424	44,044
SCBT Financial Corp.	1,413	46,219
Seacoast Banking Corp. of Florida*	6,971	12,269
Sierra Bancorp	1,210	11,894
Signature Bank/New York*	4,571	288,156
Simmons First National Corp., Class A	1,748	45,151
Southside Bancshares, Inc.	1,639	36,222
Southwest Bancorp, Inc./Oklahoma*	1,932	17,813
State Bank Financial Corp.*	3,160	55,332
StellarOne Corp.	2,287	27,147
Sterling Bancorp/New York	3,122	29,940
Sterling Financial Corp./Washington*	2,671	55,770
Suffolk Bancorp*	1,050	13,639
Sun Bancorp, Inc./New Jersey*	3,625	12,796
Susquehanna Bancshares, Inc.	18,102	178,848
SVB Financial Group*	4,245	273,123
SY Bancorp, Inc.	1,220	28,304
Taylor Capital Group, Inc.*	1,453	20,851
Texas Capital Bancshares, Inc.*	3,716	128,648
Tompkins Financial Corp.	847	33,931
TowneBank/Virginia	2,380	32,106
Trico Bancshares	1,376	23,970
Trustmark Corp.	6,340	158,373
UMB Financial Corp.	3,168	141,720
Umpqua Holdings Corp.	11,310	153,364
Union First Market Bankshares Corp.	1,964	27,496
United Bankshares, Inc./West Virginia	3,840	110,822
United Community Banks, Inc./Georgia*	4,018	39,175
Univest Corp. of Pennsylvania	1,748	29,331
Virginia Commerce Bancorp, Inc.*	2,283	20,045
Washington Banking Co.	1,586	21,903
Washington Trust Bancorp, Inc.	1,421	34,303
Webster Financial Corp.	7,175	162,657
WesBanco, Inc.	2,309	46,503
West Bancorp, Inc.	1,465	14,635
West Coast Bancorp/Oregon*	1,928	36,478
Westamerica Bancorp	2,876	138,048
Western Alliance Bancorp*	6,886	58,324
Wilshire Bancorp, Inc.*	5,817	28,096
Wintrust Financial Corp.	3,461	123,869

		10,243,469

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	5,432	56,982
Cash America International, Inc.	2,938	140,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Acceptance Corp.*	673	$67,980
DFC Global Corp.*	4,373	82,518
EZCORP, Inc., Class A*	4,624	150,072
First Cash Financial Services, Inc.*	2,909	124,767
First Marblehead Corp.*	5,794	7,069
Imperial Holdings, Inc.*	1,800	4,806
Nelnet, Inc., Class A	2,603	67,444
Netspend Holdings, Inc.*	2,447	18,989
Nicholas Financial, Inc.	924	12,187
World Acceptance Corp.*	1,499	91,814

		825,446

Diversified Financial Services (0.1%)
California First National Bancorp	200	3,068
Compass Diversified Holdings	4,053	59,944
FX Alliance, Inc.*	591	9,267
Gain Capital Holdings, Inc.	707	3,549
MarketAxess Holdings, Inc.	2,849	106,239
Marlin Business Services Corp.	891	13,418
NewStar Financial, Inc.*	2,780	30,914
PHH Corp.*	5,636	87,189
PICO Holdings, Inc.*	2,148	50,371

		363,959

Insurance (6.7%)
Alterra Capital Holdings Ltd.	9,026	207,418
American Equity Investment Life Holding Co.	5,971	76,250
American Safety Insurance Holdings Ltd.*	1,040	19,604
AMERISAFE, Inc.*	1,836	45,423
Amtrust Financial Services, Inc.	2,413	64,861
Argo Group International Holdings Ltd.	2,707	80,858
Arthur J. Gallagher & Co.	32,000	1,143,680
Aspen Insurance Holdings Ltd.	67,950	1,898,523
Baldwin & Lyons, Inc., Class B	880	19,694
Citizens, Inc./Texas*	3,688	36,437
CNO Financial Group, Inc.*	21,950	170,771
Crawford & Co., Class B	2,649	12,980
Delphi Financial Group, Inc., Class A	4,746	212,478
Donegal Group, Inc., Class A	858	11,729
eHealth, Inc.*	1,976	32,229
EMC Insurance Group, Inc.	440	8,840
Employers Holdings, Inc.	3,171	56,158
Enstar Group Ltd.*	690	68,303
FBL Financial Group, Inc., Class A	1,292	43,540
First American Financial Corp.	10,446	173,717
Flagstone Reinsurance Holdings S.A.	5,148	40,515
Fortegra Financial Corp.*	534	4,464
Global Indemnity plc*	1,138	22,180
Greenlight Capital Reinsurance Ltd., Class A*	2,755	67,856
Hallmark Financial Services*	1,098	8,663
Hanover Insurance Group, Inc.	51,300	2,109,456
Harleysville Group, Inc.	1,202	69,355
HCC Insurance Holdings, Inc.	25,100	782,367
Hilltop Holdings, Inc.*	3,949	33,132
Horace Mann Educators Corp.	3,989	70,286
Independence Holding Co.	702	6,992
Infinity Property & Casualty Corp.	1,239	64,837
Kansas City Life Insurance Co.	445	14,329
Maiden Holdings Ltd.	5,154	46,386
Meadowbrook Insurance Group, Inc.	5,248	48,964
Montpelier Reinsurance Holdings Ltd.	92,266	1,782,579
National Financial Partners Corp.*	4,071	61,635
National Interstate Corp.	655	16,755
National Western Life Insurance Co., Class A	215	29,427
Navigators Group, Inc.*	1,008	47,618
Old Republic International Corp.	191,100	2,016,105
OneBeacon Insurance Group Ltd., Class A	2,278	35,104
Phoenix Cos., Inc.*	11,831	28,986
Platinum Underwriters Holdings Ltd.	3,457	126,181
Presidential Life Corp.	2,145	24,517
Primerica, Inc.	2,868	72,302
ProAssurance Corp.	3,027	266,709
Protective Life Corp.	149,000	4,413,380
RLI Corp.	5,799	415,440
Safety Insurance Group, Inc.	1,294	53,882
SeaBright Holdings, Inc.	2,040	18,544
Selective Insurance Group, Inc.	5,393	94,971
StanCorp Financial Group, Inc.	55,400	2,268,076
State Auto Financial Corp.	1,563	22,835
Stewart Information Services Corp.	1,870	26,573
Symetra Financial Corp.	6,694	77,182
Tower Group, Inc.	99,787	2,238,222
United Fire Group, Inc.	2,165	38,732
Universal Insurance Holdings, Inc.	1,829	7,115
Validus Holdings Ltd.	55,822	1,727,691

		23,683,836

Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)	4,277	96,404
AG Mortgage Investment Trust, Inc. (REIT)	878	17,332
Agree Realty Corp. (REIT)	1,066	24,070
Alexander’s, Inc. (REIT)	208	81,927
American Assets Trust, Inc. (REIT)	3,286	74,921
American Campus Communities, Inc. (REIT)	7,353	328,826
American Capital Mortgage Investment Corp. (REIT)	1,624	35,354
Anworth Mortgage Asset Corp. (REIT)	14,036	92,357
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,289	35,823
ARMOUR Residential REIT, Inc. (REIT)	17,435	117,686
Ashford Hospitality Trust, Inc. (REIT)	5,318	47,915
Associated Estates Realty Corp. (REIT)	4,161	67,991
BioMed Realty Trust, Inc. (REIT)	15,439	293,032
Campus Crest Communities, Inc. (REIT)	3,088	36,006
CapLease, Inc. (REIT)	7,050	28,412
Capstead Mortgage Corp. (REIT)	9,133	119,734
CBL & Associates Properties, Inc. (REIT)	14,787	279,770
Cedar Realty Trust, Inc. (REIT)	5,620	28,774
Chatham Lodging Trust (REIT)	1,429	18,134
Chesapeake Lodging Trust (REIT)	3,317	59,606
Cogdell Spencer, Inc. (REIT)	4,879	20,687
Colonial Properties Trust (REIT)	8,690	188,834
Colony Financial, Inc. (REIT)	3,430	56,183
Coresite Realty Corp. (REIT)	1,962	46,284
Cousins Properties, Inc. (REIT)	9,261	70,198
CreXus Investment Corp. (REIT)	6,032	62,371
CubeSmart (REIT)	12,193	145,097
CYS Investments, Inc. (REIT)	11,030	144,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
DCT Industrial Trust, Inc. (REIT)	24,357	$143,706
DiamondRock Hospitality Co. (REIT)	16,657	171,401
DuPont Fabros Technology, Inc. (REIT)	5,812	142,103
Dynex Capital, Inc. (REIT)	5,064	48,361
EastGroup Properties, Inc. (REIT)	2,782	139,712
Education Realty Trust, Inc. (REIT)	9,137	99,045
Entertainment Properties Trust (REIT)	4,728	219,285
Equity Lifestyle Properties, Inc. (REIT)	3,190	222,471
Equity One, Inc. (REIT)	5,528	111,776
Excel Trust, Inc. (REIT)	3,170	38,294
Extra Space Storage, Inc. (REIT)	9,307	267,949
FelCor Lodging Trust, Inc. (REIT)*	12,730	45,828
First Industrial Realty Trust, Inc. (REIT)*	8,515	105,160
First Potomac Realty Trust (REIT)	5,090	61,538
Franklin Street Properties Corp. (REIT)	7,363	78,048
Getty Realty Corp. (REIT)	2,800	43,624
Gladstone Commercial Corp. (REIT)	1,276	21,960
Glimcher Realty Trust (REIT)	13,757	140,597
Government Properties Income Trust (REIT)	3,685	88,845
Hatteras Financial Corp. (REIT)	7,710	215,109
Healthcare Realty Trust, Inc. (REIT)	7,882	173,404
Hersha Hospitality Trust (REIT)	14,227	77,679
Highwoods Properties, Inc. (REIT)	7,292	242,969
Home Properties, Inc. (REIT)	4,822	294,190
Hudson Pacific Properties, Inc. (REIT)	2,273	34,390
Inland Real Estate Corp. (REIT)	7,909	70,153
Invesco Mortgage Capital, Inc. (REIT)	11,692	206,364
Investors Real Estate Trust (REIT)	8,413	64,696
iStar Financial, Inc. (REIT)*	7,919	57,413
Kilroy Realty Corp. (REIT)	6,731	313,732
Kite Realty Group Trust (REIT)	5,648	29,765
LaSalle Hotel Properties (REIT)	8,433	237,305
Lexington Realty Trust (REIT)	12,140	109,139
LTC Properties, Inc. (REIT)	3,187	101,984
Medical Properties Trust, Inc. (REIT)	13,151	122,041
MFA Financial, Inc. (REIT)	36,339	271,452
Mid-America Apartment Communities, Inc. (REIT)	4,051	271,539
Mission West Properties, Inc. (REIT)	1,862	18,359
Monmouth Real Estate Investment Corp. (REIT), Class A	4,039	39,340
MPG Office Trust, Inc. (REIT)*	5,230	12,238
National Health Investors, Inc. (REIT)	2,502	122,048
National Retail Properties, Inc. (REIT)	10,425	283,456
Newcastle Investment Corp. (REIT)	10,373	65,142
NorthStar Realty Finance Corp. (REIT)	10,923	59,093
Omega Healthcare Investors, Inc. (REIT)	10,344	219,913
One Liberty Properties, Inc. (REIT)	1,290	23,607
Parkway Properties, Inc./Maryland (REIT)	2,223	23,297
Pebblebrook Hotel Trust (REIT)	5,171	116,761
Pennsylvania Real Estate Investment Trust (REIT)	5,470	83,527
PennyMac Mortgage Investment Trust (REIT)	2,496	46,600
Post Properties, Inc. (REIT)	5,195	243,438
Potlatch Corp. (REIT)	4,078	127,805
PS Business Parks, Inc. (REIT)	1,930	126,492
RAIT Financial Trust (REIT)	4,856	24,134
Ramco-Gershenson Properties Trust (REIT)	4,060	49,613
Redwood Trust, Inc. (REIT)	8,100	90,720
Resource Capital Corp. (REIT)	8,073	43,513
Retail Opportunity Investments Corp. (REIT)	4,834	58,201
RLJ Lodging Trust (REIT)	2,826	52,648
Sabra Health Care REIT, Inc. (REIT)	3,833	63,015
Saul Centers, Inc. (REIT)	759	30,633
Sovran Self Storage, Inc. (REIT)	2,843	141,667
STAG Industrial, Inc. (REIT)	1,590	22,196
Strategic Hotels & Resorts, Inc. (REIT)*	17,282	113,716
Summit Hotel Properties, Inc. (REIT)	2,660	20,163
Sun Communities, Inc. (REIT)	2,589	112,181
Sunstone Hotel Investors, Inc. (REIT)*	11,772	114,659
Tanger Factory Outlet Centers (REIT)	8,661	257,492
Terreno Realty Corp. (REIT)	1,134	16,228
Two Harbors Investment Corp. (REIT)	20,916	212,088
UMH Properties, Inc. (REIT)	1,494	16,374
Universal Health Realty Income Trust (REIT)	1,131	44,822
Urstadt Biddle Properties, Inc. (REIT), Class A	2,492	49,192
Washington Real Estate Investment Trust (REIT)	6,743	200,267
Whitestone REIT (REIT), Class B	978	12,753
Winthrop Realty Trust (REIT)	3,125	36,219

		11,094,748

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	814	9,915
Consolidated-Tomoka Land Co.	438	13,030
Forestar Group, Inc.*	3,428	52,757
Kennedy-Wilson Holdings, Inc.	2,584	34,884
Tejon Ranch Co.*	1,428	40,898

		151,484

Thrifts & Mortgage Finance (0.8%)
Apollo Residential Mortgage, Inc.	1,059	19,464
Astoria Financial Corp.	8,651	85,299
Bank Mutual Corp.	4,862	19,642
BankFinancial Corp.	2,044	13,531
Beneficial Mutual Bancorp, Inc.*	3,303	28,868
Berkshire Hills Bancorp, Inc.	2,040	46,757
BofI Holding, Inc.*	886	15,133
Brookline Bancorp, Inc.	6,823	63,932
Cape Bancorp, Inc.*	1,045	8,339
Charter Financial Corp./Georgia	572	5,125
Clifton Savings Bancorp, Inc.	914	9,533
Dime Community Bancshares, Inc.	3,019	44,108
Doral Financial Corp.*	12,627	19,446
ESB Financial Corp.	1,175	16,944
ESSA Bancorp, Inc.	1,120	10,976
Farmer Mac, Class C	967	21,951
First Defiance Financial Corp.	914	15,410
First Financial Holdings, Inc.	1,575	17,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First PacTrust Bancorp, Inc.	996	$11,872
Flagstar Bancorp, Inc.*	19,417	17,864
Flushing Financial Corp.	3,158	42,507
Fox Chase Bancorp, Inc.	1,287	16,731
Franklin Financial Corp./Virginia*	1,374	18,453
Home Federal Bancorp, Inc./Idaho	1,429	14,476
Home Loan Servicing Solutions Ltd.	1,318	18,373
Kearny Financial Corp.	1,352	13,182
Meridian Interstate Bancorp, Inc.*	876	11,502
MGIC Investment Corp.*	18,341	90,971
Northfield Bancorp, Inc./New Jersey	1,488	21,159
Northwest Bancshares, Inc.	9,354	118,796
OceanFirst Financial Corp.	1,443	20,548
Ocwen Financial Corp.*	9,458	147,829
Oritani Financial Corp.	4,645	68,189
Provident Financial Services, Inc.	5,982	86,918
Provident New York Bancorp	3,714	31,420
Radian Group, Inc.	12,987	56,493
Rockville Financial, Inc.	2,959	34,472
Roma Financial Corp.	808	7,910
Territorial Bancorp, Inc.	1,083	22,537
TrustCo Bank Corp./New York	238,722	1,363,103
United Financial Bancorp, Inc.	1,607	25,423
ViewPoint Financial Group	3,509	53,968
Walker & Dunlop, Inc.*	1,095	13,797
Westfield Financial, Inc.	2,781	21,998
WSFS Financial Corp.	651	26,691

		2,838,965

Total Financials		51,598,727

Health Care (5.8%)
Biotechnology (1.3%)
Achillion Pharmaceuticals, Inc.*	4,547	43,560
Acorda Therapeutics, Inc.*	3,867	102,669
Aegerion Pharmaceuticals, Inc.*	896	12,392
Affymax, Inc.*	3,522	41,348
Alkermes plc*	9,416	174,667
Allos Therapeutics, Inc.*	8,036	11,893
Alnylam Pharmaceuticals, Inc.*	4,434	49,084
AMAG Pharmaceuticals, Inc.*	2,123	33,819
Amicus Therapeutics, Inc.*	1,915	10,111
Anacor Pharmaceuticals, Inc.*	1,009	5,943
Anthera Pharmaceuticals, Inc.*	1,964	4,340
Ardea Biosciences, Inc.*	2,274	49,482
Arena Pharmaceuticals, Inc.*	16,350	50,194
ARIAD Pharmaceuticals, Inc.*	15,563	248,230
ArQule, Inc.*	5,291	37,090
Array BioPharma, Inc.*	8,163	27,836
Astex Pharmaceuticals*	5,534	10,293
AVEO Pharmaceuticals, Inc.*	3,173	39,377
AVI BioPharma, Inc.*	13,468	20,741
BioCryst Pharmaceuticals, Inc.*	3,100	14,973
BioMimetic Therapeutics, Inc.*	1,777	4,389
BioSante Pharmaceuticals, Inc.*	11,097	7,546
Biospecifics Technologies Corp.*	500	7,910
Biotime, Inc.*	2,667	11,761
Cell Therapeutics, Inc.*	22,018	28,623
Celldex Therapeutics, Inc.*	5,438	27,679
Cepheid, Inc.*	6,439	269,343
Chelsea Therapeutics International Ltd.*	5,790	14,822
ChemoCentryx, Inc.*	511	5,447
Cleveland Biolabs, Inc.*	3,078	7,572
Clovis Oncology, Inc.*	1,069	27,206
Codexis, Inc.*	2,416	8,818
Cubist Pharmaceuticals, Inc.*	6,219	268,972
Curis, Inc.*	7,757	37,389
Cytori Therapeutics, Inc.*	4,787	11,920
DUSA Pharmaceuticals, Inc.*	2,420	15,149
Dyax Corp.*	10,027	15,642
Dynavax Technologies Corp.*	14,842	75,101
Emergent Biosolutions, Inc.*	2,441	39,056
Enzon Pharmaceuticals, Inc.*	3,636	24,870
Exact Sciences Corp.*	5,467	61,012
Exelixis, Inc.*	14,448	74,841
Genomic Health, Inc.*	1,614	49,405
Geron Corp.*	12,889	21,782
GTx, Inc.*	2,247	8,651
Halozyme Therapeutics, Inc.*	8,668	110,604
Horizon Pharma, Inc.*	675	2,795
Idenix Pharmaceuticals, Inc.*	5,889	57,653
Immunogen, Inc.*	7,392	106,371
Immunomedics, Inc.*	6,656	24,161
Incyte Corp.*	8,773	169,319
Infinity Pharmaceuticals, Inc.*	2,000	23,920
Insmed, Inc.*	2,447	8,883
InterMune, Inc.*	5,308	77,868
Ironwood Pharmaceuticals, Inc.*	5,190	69,079
Isis Pharmaceuticals, Inc.*	9,921	87,007
Keryx Biopharmaceuticals, Inc.*	6,925	34,487
Lexicon Pharmaceuticals, Inc.*	18,308	34,053
Ligand Pharmaceuticals, Inc., Class B*	2,008	32,028
MannKind Corp.*	9,673	23,892
Maxygen, Inc.*	2,935	16,847
Medivation, Inc.*	3,098	231,483
Metabolix, Inc.*	3,389	9,591
Momenta Pharmaceuticals, Inc.*	4,636	71,024
Nabi Biopharmaceuticals*	4,466	8,307
Neostem, Inc.*	4,003	1,511
Neurocrine Biosciences, Inc.*	5,486	43,723
NewLink Genetics Corp.*	695	6,359
Novavax, Inc.*	10,052	12,666
NPS Pharmaceuticals, Inc.*	8,641	59,104
Nymox Pharmaceutical Corp.*	1,914	15,389
OncoGenex Pharmaceutical, Inc.*	1,368	18,181
Oncothyreon, Inc.*	4,149	18,090
Onyx Pharmaceuticals, Inc.*	6,264	236,028
Opko Health, Inc.*	10,871	51,420
Orexigen Therapeutics, Inc.*	4,382	17,966
Osiris Therapeutics, Inc.*	1,736	8,888
PDL BioPharma, Inc.	13,995	88,868
Peregrine Pharmaceuticals, Inc.*	8,646	4,670
Pharmacyclics, Inc.*	4,577	127,058
PharmAthene, Inc.*	3,510	6,213
Progenics Pharmaceuticals, Inc.*	2,998	29,680
Raptor Pharmaceutical Corp.*	4,694	31,731
Rigel Pharmaceuticals, Inc.*	6,884	55,416
Sangamo BioSciences, Inc.*	5,429	26,602
Savient Pharmaceuticals, Inc.*	6,733	14,678
Sciclone Pharmaceuticals, Inc.*	3,518	22,199
Seattle Genetics, Inc.*	9,555	194,731
SIGA Technologies, Inc.*	3,438	11,552
Spectrum Pharmaceuticals, Inc.*	5,635	71,170
Sunesis Pharmaceuticals, Inc.*	2,789	8,004
Synta Pharmaceuticals Corp.*	2,372	10,318
Targacept, Inc.*	2,753	14,095
Theravance, Inc.*	6,773	132,073
Trius Therapeutics, Inc.*	882	4,719
Vanda Pharmaceuticals, Inc.*	2,850	13,652
Verastem, Inc.*	625	6,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vical, Inc.*	7,944	$27,010
Zalicus, Inc.*	7,446	8,935
ZIOPHARM Oncology, Inc.*	6,388	34,495

		4,746,345

Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.*	2,257	65,746
ABIOMED, Inc.*	3,100	68,789
Accuray, Inc.*	6,851	48,368
Align Technology, Inc.*	6,101	168,082
Alphatec Holdings, Inc.*	5,125	12,146
Analogic Corp.	1,234	83,344
AngioDynamics, Inc.*	2,550	31,237
Antares Pharma, Inc.*	8,695	28,085
ArthroCare Corp.*	2,695	72,361
AtriCure, Inc.*	1,359	13,522
Atrion Corp.	160	33,634
Bacterin International Holdings, Inc.*	2,019	4,886
Biolase Technology, Inc.*	2,900	7,860
Cantel Medical Corp.	1,918	48,123
Cardiovascular Systems, Inc.*	1,470	13,597
Cerus Corp.*	5,200	20,904
Conceptus, Inc.*	2,998	43,111
CONMED Corp.	2,738	81,784
CryoLife, Inc.*	2,926	15,420
Cyberonics, Inc.*	2,829	107,870
Cynosure, Inc., Class A*	870	15,538
Delcath Systems, Inc.*	4,835	15,182
DexCom, Inc.*	6,735	70,246
DynaVox, Inc., Class A*	840	2,587
Endologix, Inc.*	4,792	70,203
Exactech, Inc.*	888	14,075
Greatbatch, Inc.*	2,359	57,843
Haemonetics Corp.*	2,507	174,688
Hansen Medical, Inc.*	5,103	15,309
HeartWare International, Inc.*	1,208	79,353
Hill-Rom Holdings, Inc.	41,000	1,369,810
ICU Medical, Inc.*	1,216	59,779
Insulet Corp.*	4,612	88,274
Integra LifeSciences Holdings Corp.*	1,916	66,466
Invacare Corp.	2,880	47,722
IRIS International, Inc.*	1,801	24,331
Kensey Nash Corp.	865	25,310
MAKO Surgical Corp.*	3,162	133,278
Masimo Corp.*	5,210	121,810
Medical Action Industries, Inc.*	1,461	8,357
Meridian Bioscience, Inc.	4,114	79,729
Merit Medical Systems, Inc.*	4,161	51,680
Natus Medical, Inc.*	2,744	32,736
Navidea Biopharmaceuticals, Inc.*	9,627	31,577
Neogen Corp.*	2,335	91,228
NuVasive, Inc.*	4,174	70,290
NxStage Medical, Inc.*	4,378	84,364
OraSure Technologies, Inc.*	4,731	54,359
Orthofix International N.V.*	1,774	66,667
Palomar Medical Technologies, Inc.*	2,001	18,689
Quidel Corp.*	2,845	52,263
Rockwell Medical Technologies, Inc.*	1,591	15,051
RTI Biologics, Inc.*	5,624	20,809
Solta Medical, Inc.*	6,354	19,253
Spectranetics Corp.*	3,188	33,155
STAAR Surgical Co.*	3,472	37,602
Stereotaxis, Inc.*	4,285	2,785
STERIS Corp.	42,427	1,341,542
SurModics, Inc.*	1,567	24,085
Symmetry Medical, Inc.*	3,767	26,633
Synergetics USA, Inc.*	2,114	13,741
Teleflex, Inc.	31,600	1,932,340
Tornier N.V.*	1,048	26,934
Unilife Corp.*	6,232	25,302
Uroplasty, Inc.*	2,023	6,089
Vascular Solutions, Inc.*	1,605	17,318
Volcano Corp.*	5,118	145,095
West Pharmaceutical Services, Inc.	24,871	1,057,764
Wright Medical Group, Inc.*	3,924	75,812
Young Innovations, Inc.	596	18,428
Zeltiq Aesthetics, Inc.*	650	4,010
Zoll Medical Corp.*	2,170	201,007

		9,107,367

Health Care Providers & Services (0.9%)
Accretive Health, Inc.*	3,935	78,582
Air Methods Corp.*	1,120	97,720
Alliance HealthCare Services, Inc.*	2,785	4,177
Almost Family, Inc.*	845	21,978
Amedisys, Inc.*	2,959	42,787
AMN Healthcare Services, Inc.*	4,000	24,240
Amsurg Corp.*	2,991	83,688
Assisted Living Concepts, Inc., Class A	1,980	32,888
Bio-Reference Labs, Inc.*	2,456	57,741
BioScrip, Inc.*	4,103	27,859
Capital Senior Living Corp.*	2,576	23,802
CardioNet, Inc.*	2,483	7,648
Centene Corp.*	4,938	241,814
Chemed Corp.	1,969	123,417
Chindex International, Inc.*	1,189	11,295
Corvel Corp.*	643	25,649
Cross Country Healthcare, Inc.*	2,863	14,344
Emeritus Corp.*	3,086	54,499
Ensign Group, Inc.	1,538	41,772
ExamWorks Group, Inc.*	2,741	34,043
Five Star Quality Care, Inc.*	3,654	12,460
Gentiva Health Services, Inc.*	3,100	27,094
Hanger Orthopedic Group, Inc.*	3,259	71,242
HealthSouth Corp.*	9,370	191,898
Healthways, Inc.*	3,499	25,753
HMS Holdings Corp.*	8,353	260,697
IPC The Hospitalist Co., Inc.*	1,621	59,831
Kindred Healthcare, Inc.*	5,063	43,744
Landauer, Inc.	938	49,733
LHC Group, Inc.*	1,607	29,778
Magellan Health Services, Inc.*	2,829	138,083
Metropolitan Health Networks, Inc.*	4,125	38,651
MModal, Inc.*	3,344	35,279
Molina Healthcare, Inc.*	2,745	92,314
MWI Veterinary Supply, Inc.*	1,260	110,880
National Healthcare Corp.	1,028	46,836
National Research Corp.	203	8,717
Owens & Minor, Inc.	6,355	193,256
PharMerica Corp.*	2,965	36,855
Providence Service Corp.*	1,277	19,806
PSS World Medical, Inc.*	4,978	126,143
RadNet, Inc.*	3,031	9,639
Select Medical Holdings Corp.*	3,963	30,475
Skilled Healthcare Group, Inc., Class A*	1,912	14,646
Sun Healthcare Group, Inc.*	2,584	17,675
Sunrise Senior Living, Inc.*	5,812	36,732
Team Health Holdings, Inc.*	2,667	54,834
Triple-S Management Corp., Class B*	2,001	46,223
U.S. Physical Therapy, Inc.	1,208	27,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Universal American Corp.	3,250	$35,035
Vanguard Health Systems, Inc.*	2,923	28,821
WellCare Health Plans, Inc.*	4,215	302,974

		3,273,891

Health Care Technology (0.2%)
athenahealth, Inc.*	3,440	254,973
Computer Programs & Systems, Inc.	1,114	62,963
Epocrates, Inc.*	673	5,774
Greenway Medical Technologies*	758	11,582
HealthStream, Inc.*	1,784	41,371
MedAssets, Inc.*	4,782	62,931
Medidata Solutions, Inc.*	2,116	56,370
Merge Healthcare, Inc.*	5,376	31,450
Omnicell, Inc.*	3,346	50,893
Quality Systems, Inc.	3,818	166,961
Transcend Services, Inc.*	904	26,533

		771,801

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	7,238	30,906
Albany Molecular Research, Inc.*	2,251	6,078
BG Medicine, Inc.*	629	4,416
Cambrex Corp.*	2,876	20,103
Complete Genomics, Inc.*	975	2,749
Enzo Biochem, Inc.*	4,230	11,379
eResearchTechnology, Inc.*	4,896	38,287
Fluidigm Corp.*	654	10,287
Furiex Pharmaceuticals, Inc.*	975	23,039
Harvard Bioscience, Inc.*	2,158	8,459
Luminex Corp.*	3,690	86,162
Medtox Scientific, Inc.*	762	12,847
Pacific Biosciences of California, Inc.*	3,368	11,519
PAREXEL International Corp.*	5,836	157,397
Sequenom, Inc.*	10,889	44,318

		467,946

Pharmaceuticals (0.7%)
Acura Pharmaceuticals, Inc.*	1,022	3,536
Akorn, Inc.*	5,656	66,175
Alimera Sciences, Inc.*	1,085	3,667
Ampio Pharmaceuticals, Inc.*	1,938	6,609
Auxilium Pharmaceuticals, Inc.*	4,698	87,242
AVANIR Pharmaceuticals, Inc., Class A*	13,187	45,100
Cadence Pharmaceuticals, Inc.*	4,491	16,617
Cempra, Inc.*	418	3,156
Columbia Laboratories, Inc.*	7,271	5,162
Corcept Therapeutics, Inc.*	3,999	15,716
Cornerstone Therapeutics, Inc.*	921	5,489
Depomed, Inc.*	5,401	33,810
Durect Corp.*	8,356	6,685
Endocyte, Inc.*	1,646	8,197
Hi-Tech Pharmacal Co., Inc.*	1,042	37,439
Impax Laboratories, Inc.*	6,437	158,221
ISTA Pharmaceuticals, Inc.*	3,016	27,174
Jazz Pharmaceuticals plc*	2,180	105,665
KV Pharmaceutical Co., Class A*	5,205	6,871
Lannett Co., Inc.*	1,400	5,838
MAP Pharmaceuticals, Inc.*	2,187	31,405
Medicines Co.*	5,301	106,391
Medicis Pharmaceutical Corp., Class A	6,107	229,562
Nektar Therapeutics*	11,174	88,498
Obagi Medical Products, Inc.*	1,864	24,978
Optimer Pharmaceuticals, Inc.*	4,645	64,565
Pacira Pharmaceuticals, Inc.*	711	8,205
Pain Therapeutics, Inc.*	3,783	13,581
Par Pharmaceutical Cos., Inc.*	3,578	138,576
Pernix Therapeutics Holdings*	281	2,529
Pozen, Inc.*	2,420	14,520
Questcor Pharmaceuticals, Inc.*	5,244	197,279
Sagent Pharmaceuticals, Inc.*	677	12,098
Salix Pharmaceuticals Ltd.*	5,763	302,558
Santarus, Inc.*	5,210	30,478
Sucampo Pharmaceuticals, Inc., Class A*	1,121	8,351
Transcept Pharmaceuticals, Inc.*	467	4,913
ViroPharma, Inc.*	6,973	209,678
Vivus, Inc.*	9,671	216,244
XenoPort, Inc.*	3,561	16,025
Zogenix, Inc.*	1,989	3,978

		2,372,781

Total Health Care		20,740,131

Industrials (22.8%)
Aerospace & Defense (1.6%)
AAR Corp.	104,274	1,903,001
Aerovironment, Inc.*	1,717	46,033
American Science & Engineering, Inc.	910	61,016
Astronics Corp.*	977	34,156
Ceradyne, Inc.	57,080	1,858,525
Cubic Corp.	1,544	73,000
Curtiss-Wright Corp.	4,618	170,912
DigitalGlobe, Inc.*	3,545	47,290
Ducommun, Inc.*	1,108	13,185
Esterline Technologies Corp.*	3,002	214,523
GenCorp, Inc.*	5,680	40,328
GeoEye, Inc.*	2,249	54,133
HEICO Corp.	4,118	212,448
Hexcel Corp.*	9,674	232,273
KEYW Holding Corp.*	1,801	13,958
Kratos Defense & Security Solutions, Inc.*	3,304	17,643
LMI Aerospace, Inc.*	932	16,962
Moog, Inc., Class A*	4,511	193,477
National Presto Industries, Inc.	477	36,185
Orbital Sciences Corp.*	5,707	75,047
Taser International, Inc.*	5,384	23,367
Teledyne Technologies, Inc.*	3,621	228,304
Triumph Group, Inc.	3,720	233,095

		5,798,861

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,200	30,108
Atlas Air Worldwide Holdings, Inc.*	2,574	126,667
Forward Air Corp.	2,868	105,170
Hub Group, Inc., Class A*	3,616	130,284
Pacer International, Inc.*	3,360	21,235
Park-Ohio Holdings Corp.*	859	17,223

		430,687

Airlines (0.6%)
Alaska Air Group, Inc.*	7,066	253,104
Allegiant Travel Co.*	1,440	78,480
Hawaiian Holdings, Inc.*	4,910	25,679
JetBlue Airways Corp.*	24,544	120,020
Republic Airways Holdings, Inc.*	4,760	23,515
SkyWest, Inc.	134,494	1,486,159
Spirit Airlines, Inc.*	1,570	31,510
U.S. Airways Group, Inc.*	16,061	121,903

		2,140,370

Building Products (2.9%)
A.O. Smith Corp.	20,982	943,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
AAON, Inc.	1,830	$36,948
Ameresco, Inc., Class A*	1,756	23,794
American Woodmark Corp.	61,846	1,113,228
Apogee Enterprises, Inc.	116,736	1,511,731
Builders FirstSource, Inc.*	4,409	18,650
Gibraltar Industries, Inc.*	100,018	1,515,273
Griffon Corp.	4,768	51,018
Insteel Industries, Inc.	1,726	20,971
NCI Building Systems, Inc.*	1,972	22,698
Quanex Building Products Corp.	3,668	64,667
Simpson Manufacturing Co., Inc.	60,042	1,936,354
Trex Co., Inc.*	1,514	48,569
Universal Forest Products, Inc.	80,220	2,765,985
USG Corp.*	7,056	121,363

		10,194,390

Commercial Services & Supplies (2.1%)
A.T. Cross Co., Class A*	879	10,583
ABM Industries, Inc.	85,897	2,087,297
ACCO Brands Corp.*	5,411	67,150
American Reprographics Co.*	3,790	20,428
Brink’s Co.	4,514	107,749
Casella Waste Systems, Inc., Class A*	2,352	14,653
Cenveo, Inc.*	5,594	18,908
Clean Harbors, Inc.*	4,641	312,479
CompX International, Inc.	143	1,989
Consolidated Graphics, Inc.*	813	36,788
Courier Corp.	1,097	12,725
Deluxe Corp.	5,140	120,379
Encore Capital Group, Inc.*	1,621	36,554
EnergySolutions, Inc.*	7,635	37,411
EnerNOC, Inc.*	2,333	16,798
Ennis, Inc.	2,541	40,199
Fuel Tech, Inc.*	1,923	10,500
G&K Services, Inc., Class A	1,839	62,894
GEO Group, Inc.*	5,989	113,851
Healthcare Services Group, Inc.	6,517	138,617
Heritage-Crystal Clean, Inc.*	449	8,958
Herman Miller, Inc.	5,651	129,747
HNI Corp.	4,364	121,101
InnerWorkings, Inc.*	2,543	29,626
Interface, Inc., Class A	5,176	72,205
Intersections, Inc.	878	11,221
Kimball International, Inc., Class B	3,257	22,506
Knoll, Inc.	4,782	79,572
McGrath RentCorp	2,430	78,027
Metalico, Inc.*	4,142	17,686
Mine Safety Appliances Co.	43,768	1,797,989
Mobile Mini, Inc.*	3,523	74,406
Multi-Color Corp.	1,170	26,337
NL Industries, Inc.	697	10,385
Portfolio Recovery Associates, Inc.*	1,672	119,916
Quad/Graphics, Inc.	2,525	35,097
Rollins, Inc.	6,314	134,362
Schawk, Inc.	65,324	817,203
Standard Parking Corp.*	1,563	32,041
Steelcase, Inc., Class A	7,958	76,397
Swisher Hygiene, Inc.*	8,525	20,971
Sykes Enterprises, Inc.*	3,902	61,652
Team, Inc.*	1,941	60,074
Tetra Tech, Inc.*	6,183	162,984
TMS International Corp., Class A*	1,247	15,089
TRC Cos., Inc.*	1,707	10,430
U.S. Ecology, Inc.	1,852	40,262
UniFirst Corp.	1,398	86,047
United Stationers, Inc.	4,242	131,629
Viad Corp.	1,935	37,597

		7,589,469

Construction & Engineering (1.6%)
Aegion Corp.*	3,866	68,931
Argan, Inc.	849	13,618
Comfort Systems USA, Inc.	3,804	41,502
Dycom Industries, Inc.*	3,476	81,199
EMCOR Group, Inc.	59,893	1,660,234
Furmanite Corp.*	3,773	24,223
Granite Construction, Inc.	112,006	3,219,052
Great Lakes Dredge & Dock Corp.	5,759	41,580
Layne Christensen Co.*	1,987	44,211
MasTec, Inc.*	5,564	100,653
Michael Baker Corp.*	822	19,605
MYR Group, Inc.*	2,019	36,059
Northwest Pipe Co.*	915	19,434
Orion Marine Group, Inc.*	2,811	20,323
Pike Electric Corp.*	1,690	13,909
Primoris Services Corp.	2,655	42,639
Sterling Construction Co., Inc.*	1,729	16,858
Tutor Perini Corp.*	3,130	48,765
UniTek Global Services, Inc.*	994	3,350

		5,516,145

Electrical Equipment (2.1%)
A123 Systems, Inc.*	8,867	9,931
Active Power, Inc.*	7,831	6,109
Acuity Brands, Inc.	4,267	268,096
American Superconductor Corp.*	4,660	19,199
AZZ, Inc.	1,270	65,583
Belden, Inc.	4,632	175,599
Brady Corp., Class A	70,481	2,280,060
Broadwind Energy, Inc.*	11,767	5,532
Capstone Turbine Corp.*	25,230	25,735
Coleman Cable, Inc.*	806	7,834
Encore Wire Corp.	1,851	55,030
EnerSys*	8,500	294,525
Franklin Electric Co., Inc.	30,554	1,499,285
FuelCell Energy, Inc.*	15,508	24,348
Generac Holdings, Inc.*	2,493	61,203
General Cable Corp.*	20,100	584,508
Global Power Equipment Group, Inc.*	1,565	43,350
II-VI, Inc.*	5,088	120,331
LSI Industries, Inc.	1,887	13,832
Powell Industries, Inc.*	34,400	1,178,200
PowerSecure International, Inc.*	1,953	11,835
Preformed Line Products Co.	247	16,178
Roper Industries, Inc.	5,400	535,464
SatCon Technology Corp.*	7,808	2,811
Thermon Group Holdings, Inc.*	972	19,877
Valence Technology, Inc.*	6,544	5,290
Vicor Corp.	1,950	15,600

		7,345,345

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	46,100	2,301,312
Raven Industries, Inc.	1,768	107,866
Seaboard Corp.*	31	60,481
Standex International Corp.	1,259	51,858

		2,521,517

Machinery (8.8%)
Accuride Corp.*	4,027	34,995
Actuant Corp., Class A	6,750	195,682
Alamo Group, Inc.	622	18,697
Albany International Corp., Class A	2,769	63,549
Altra Holdings, Inc.*	2,716	52,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
American Railcar Industries, Inc.*	949	$22,311
Ampco-Pittsburgh Corp.	875	17,614
Astec Industries, Inc.*	41,999	1,532,123
Barnes Group, Inc.	5,286	139,075
Blount International, Inc.*	4,871	81,248
Briggs & Stratton Corp.	86,420	1,549,511
Cascade Corp.	894	44,807
Chart Industries, Inc.*	2,919	214,050
CIRCOR International, Inc.	13,787	458,693
CLARCOR, Inc.	4,986	244,763
Colfax Corp.*	5,099	179,689
Columbus McKinnon Corp.*	1,943	31,651
Commercial Vehicle Group, Inc.*	2,871	35,055
Douglas Dynamics, Inc.	1,828	25,135
Dynamic Materials Corp.	1,324	27,950
Energy Recovery, Inc.*	4,440	10,212
EnPro Industries, Inc.*	64,019	2,631,181
ESCO Technologies, Inc.	2,602	95,676
Federal Signal Corp.*	6,304	35,050
Flow International Corp.*	4,576	18,396
FreightCar America, Inc.	1,213	27,280
Gardner Denver, Inc.	28,800	1,814,976
Gorman-Rupp Co.	1,542	44,996
Graco, Inc.	32,100	1,703,226
Graham Corp.	1,010	22,109
Greenbrier Cos., Inc.*	2,010	39,778
Hurco Cos., Inc.*	623	17,600
John Bean Technologies Corp.	2,821	45,700
Kadant, Inc.*	1,106	26,345
Kaydon Corp.	60,761	1,550,013
Kennametal, Inc.	47,100	2,097,363
L.B. Foster Co., Class A	850	24,233
Lincoln Electric Holdings, Inc.	46,100	2,089,252
Lindsay Corp.	1,218	80,717
Lydall, Inc.*	1,734	17,669
Meritor, Inc.*	9,306	75,099
Met-Pro Corp.	1,355	14,309
Middleby Corp.*	1,859	188,094
Miller Industries, Inc.	1,164	19,695
Mueller Industries, Inc.	51,466	2,339,130
Mueller Water Products, Inc., Class A	15,749	52,444
NACCO Industries, Inc., Class A	559	65,051
NN, Inc.*	1,659	13,537
Nordson Corp.	25,600	1,395,456
Omega Flex, Inc.*	299	3,797
Pentair, Inc.	33,400	1,590,174
PMFG, Inc.*	1,902	28,549
Proto Labs, Inc.*	489	16,670
RBC Bearings, Inc.*	2,111	97,380
Robbins & Myers, Inc.	3,894	202,683
Sauer-Danfoss, Inc.	1,165	54,755
Sun Hydraulics Corp.	2,016	52,739
Tecumseh Products Co., Class A*	1,816	7,300
Tennant Co.	1,884	82,896
Timken Co.	6,100	309,514
Titan International, Inc.	4,141	97,935
Trimas Corp.*	2,548	57,050
Trinity Industries, Inc.	96,800	3,189,560
Twin Disc, Inc.	857	22,359
Wabash National Corp.*	190,807	1,974,852
Watts Water Technologies, Inc., Class A	34,504	1,406,038
Woodward, Inc.	6,049	259,079
Xerium Technologies, Inc.*	1,088	7,018

		30,983,680

Marine (0.0%)
Baltic Trading Ltd.	1,839	7,632
Eagle Bulk Shipping, Inc.*	6,672	12,944
Excel Maritime Carriers Ltd.*	4,521	9,042
Genco Shipping & Trading Ltd.*	3,451	21,948
International Shipholding Corp.	571	13,184
Ultrapetrol Bahamas Ltd.*	2,073	4,146

		68,896

Professional Services (0.9%)
Acacia Research Corp.*	4,241	177,019
Advisory Board Co.*	1,626	144,096
Barrett Business Services, Inc.	775	15,368
CBIZ, Inc.*	4,001	25,286
CDI Corp.	1,257	22,538
Corporate Executive Board Co.	3,423	147,223
CoStar Group, Inc.*	2,513	173,523
CRA International, Inc.*	1,101	27,767
Dolan Co.*	3,040	27,694
Exponent, Inc.*	1,321	64,095
Franklin Covey Co.*	1,419	13,353
FTI Consulting, Inc.*	4,182	156,909
GP Strategies Corp.*	1,385	24,237
Heidrick & Struggles International, Inc.	1,803	39,720
Hill International, Inc.*	2,570	10,100
Hudson Highland Group, Inc.*	3,439	18,502
Huron Consulting Group, Inc.*	2,191	82,294
ICF International, Inc.*	1,963	49,801
Insperity, Inc.	41,093	1,259,090
Kelly Services, Inc., Class A	2,635	42,134
Kforce, Inc.*	2,844	42,376
Korn/Ferry International*	4,714	78,959
Mistras Group, Inc.*	1,430	34,063
Navigant Consulting, Inc.*	5,167	71,873
Odyssey Marine Exploration, Inc.*	7,437	23,055
On Assignment, Inc.*	3,674	64,185
Pendrell Corp.*	14,965	39,059
Resources Connection, Inc.	4,184	58,785
RPX Corp.*	947	16,061
TrueBlue, Inc.*	3,911	69,929
VSE Corp.	440	10,916

		3,030,010

Road & Rail (0.8%)
Amerco, Inc.	832	87,784
Arkansas Best Corp.	2,431	45,727
Avis Budget Group, Inc.*	10,313	145,929
Celadon Group, Inc.	2,010	31,255
Covenant Transportation Group, Inc., Class A*	707	2,262
Dollar Thrifty Automotive Group, Inc.*	2,853	230,836
Genesee & Wyoming, Inc., Class A*	27,710	1,512,412
Heartland Express, Inc.	4,928	71,259
Knight Transportation, Inc.	6,001	105,978
Marten Transport Ltd.	1,583	34,937
Old Dominion Freight Line, Inc.*	4,674	222,810
Patriot Transportation Holding, Inc.*	633	14,743
Quality Distribution, Inc.*	1,596	21,993
RailAmerica, Inc.*	2,170	46,568
Roadrunner Transportation Systems, Inc.*	861	14,938
Saia, Inc.*	1,537	26,144
Swift Transportation Co.*	7,785	89,839
Universal Truckload Services, Inc.	600	9,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	4,324	$107,495
Zipcar, Inc.*	1,011	14,973

		2,836,918

Trading Companies & Distributors (0.6%)
Aceto Corp.	2,772	26,306
Aircastle Ltd.	5,391	65,986
Applied Industrial Technologies, Inc.	19,893	818,199
Beacon Roofing Supply, Inc.*	4,514	116,281
CAI International, Inc.*	1,257	22,852
DXP Enterprises, Inc.*	882	38,358
Essex Rental Corp.*	1,541	5,887
H&E Equipment Services, Inc.*	2,784	52,673
Houston Wire & Cable Co.	1,765	24,516
Interline Brands, Inc.*	3,068	66,300
Kaman Corp.	2,563	87,014
Lawson Products, Inc.	390	5,893
RSC Holdings, Inc.*	6,656	150,359
Rush Enterprises, Inc., Class A*	3,238	68,710
SeaCube Container Leasing Ltd.	1,117	19,212
TAL International Group, Inc.	2,164	79,441
Textainer Group Holdings Ltd.	1,149	38,951
Titan Machinery, Inc.*	1,544	43,541
United Rentals, Inc.*	6,192	265,575
Watsco, Inc.	2,805	207,682

		2,203,736

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,032	32,918

Total Industrials		80,692,942

Information Technology (7.8%)
Communications Equipment (0.7%)
ADTRAN, Inc.	6,369	198,649
Anaren, Inc.*	1,527	28,021
Arris Group, Inc.*	11,327	127,995
Aruba Networks, Inc.*	8,872	197,668
Aviat Networks, Inc.*	6,151	17,346
Bel Fuse, Inc., Class B	1,076	19,013
Black Box Corp.	1,794	45,765
Calix, Inc.*	3,776	32,209
Communications Systems, Inc.	609	7,996
Comtech Telecommunications Corp.	1,854	60,403
Dialogic, Inc.*	1,417	1,233
Digi International, Inc.*	2,576	28,310
Emcore Corp.*	2,185	10,423
Emulex Corp.*	8,641	89,694
Extreme Networks, Inc.*	9,116	34,914
Finisar Corp.*	8,860	178,529
Globecomm Systems, Inc.*	2,284	33,072
Harmonic, Inc.*	11,449	62,626
Infinera Corp.*	10,487	85,154
InterDigital, Inc.	4,515	157,393
Ixia*	3,860	48,211
KVH Industries, Inc.*	1,512	15,876
Loral Space & Communications, Inc.*	1,070	85,172
Meru Networks, Inc.*	1,060	4,293
NETGEAR, Inc.*	3,597	137,405
Numerex Corp., Class A*	850	8,313
Oclaro, Inc.*	5,081	20,019
Oplink Communications, Inc.*	1,960	33,516
Opnext, Inc.*	3,992	6,188
Plantronics, Inc.	4,293	172,836
Powerwave Technologies, Inc.*	2,974	6,097
Procera Networks, Inc.*	1,450	32,422
ShoreTel, Inc.*	4,782	27,162
Sonus Networks, Inc.*	21,025	60,973
Sycamore Networks, Inc.*	1,997	35,427
Symmetricom, Inc.*	4,436	25,596
Ubiquiti Networks, Inc.*	827	26,158
ViaSat, Inc.*	3,596	173,363
Westell Technologies, Inc., Class A*	5,171	12,048

		2,347,488

Computers & Peripherals (0.2%)
3D Systems Corp.*	4,093	96,349
Avid Technology, Inc.*	2,953	32,483
Cray, Inc.*	3,639	26,637
Dot Hill Systems Corp.*	5,394	8,145
Electronics for Imaging, Inc.*	4,509	74,940
Imation Corp.*	3,046	18,855
Immersion Corp.*	2,871	15,676
Intermec, Inc.*	5,923	45,785
Intevac, Inc.*	2,321	19,728
Novatel Wireless, Inc.*	3,078	10,311
OCZ Technology Group, Inc.*	6,377	44,511
Quantum Corp.*	21,974	57,572
Rimage Corp.	977	9,780
Silicon Graphics International Corp.*	3,133	30,327
STEC, Inc.*	3,556	33,569
Stratasys, Inc.*	2,075	75,779
Super Micro Computer, Inc.*	2,678	46,758
Synaptics, Inc.*	3,158	115,299
Xyratex Ltd.	2,730	43,434

		805,938

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	1,971	21,957
Agilysys, Inc.*	1,797	16,155
Anixter International, Inc.*	2,872	208,306
Badger Meter, Inc.	1,512	51,393
Benchmark Electronics, Inc.*	177,251	2,922,869
Brightpoint, Inc.*	6,853	55,167
Checkpoint Systems, Inc.*	3,990	45,007
Cognex Corp.	4,106	173,930
Coherent, Inc.*	2,331	135,967
CTS Corp.	3,279	34,495
Daktronics, Inc.	3,541	31,479
DDi Corp.	1,588	19,374
DTS, Inc.*	1,763	53,278
Echelon Corp.*	3,479	15,412
Electro Rent Corp.	1,921	35,366
Electro Scientific Industries, Inc.	2,302	34,553
eMagin Corp.*	1,695	5,509
Fabrinet*	2,043	36,182
FARO Technologies, Inc.*	1,629	95,020
FEI Co.*	3,843	188,730
GSI Group, Inc.*	2,555	30,813
Identive Group, Inc.*	3,842	8,030
Insight Enterprises, Inc.*	4,337	95,110
InvenSense, Inc.*	999	18,082
Kemet Corp.*	4,430	41,465
LeCroy Corp.*	1,602	16,645
Littelfuse, Inc.	2,092	131,168
Maxwell Technologies, Inc.*	2,801	51,342
Measurement Specialties, Inc.*	1,511	50,921
Mercury Computer Systems, Inc.*	3,013	39,922
Methode Electronics, Inc.	3,779	35,069
Microvision, Inc.*	1,328	3,625
MTS Systems Corp.	1,514	80,378
Multi-Fineline Electronix, Inc.*	43,324	1,189,244
NeoPhotonics Corp.*	824	3,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Newport Corp.*	3,637	$64,448
OSI Systems, Inc.*	1,869	114,570
Park Electrochemical Corp.	2,073	62,667
PC Connection, Inc.	890	7,316
Plexus Corp.*	3,488	122,045
Power-One, Inc.*	6,918	31,477
Pulse Electronics Corp.	4,264	10,703
RadiSys Corp.*	2,007	14,852
RealD, Inc.*	4,045	54,607
Richardson Electronics Ltd.	1,338	16,029
Rofin-Sinar Technologies, Inc.*	83,387	2,198,915
Rogers Corp.*	1,556	60,295
Sanmina-SCI Corp.*	7,834	89,699
Scansource, Inc.*	2,612	97,480
SYNNEX Corp.*	2,521	96,151
TTM Technologies, Inc.*	5,074	58,300
Universal Display Corp.*	3,821	139,581
Viasystems Group, Inc.*	259	4,916
Vishay Precision Group, Inc.*	1,209	17,929
X-Rite, Inc.*	2,765	12,553
Zygo Corp.*	1,509	29,531

		9,279,925

Internet Software & Services (0.6%)
Active Network, Inc.*	1,224	20,600
Ancestry.com, Inc.*	3,105	70,608
Angie’s List, Inc.*	1,015	19,173
Bankrate, Inc.*	2,259	55,910
Bazaarvoice, Inc.*	1,078	21,420
Brightcove, Inc.*	568	14,086
Carbonite, Inc.*	771	8,489
comScore, Inc.*	3,202	68,491
Constant Contact, Inc.*	2,932	87,344
Cornerstone OnDemand, Inc.*	1,124	24,548
DealerTrack Holdings, Inc.*	4,065	123,007
Demand Media, Inc.*	800	5,800
Dice Holdings, Inc.*	4,855	45,297
Digital River, Inc.*	3,638	68,067
EarthLink, Inc.	11,067	88,425
Envestnet, Inc.*	1,904	23,838
FriendFinder Networks, Inc.*	608	827
InfoSpace, Inc.*	3,789	48,537
Internap Network Services Corp.*	5,302	38,917
IntraLinks Holdings, Inc.*	3,228	17,076
j2 Global, Inc.	4,582	131,412
Keynote Systems, Inc.	1,425	28,158
KIT Digital, Inc.*	3,774	27,173
Limelight Networks, Inc.*	5,869	19,309
Liquidity Services, Inc.*	1,886	84,493
LivePerson, Inc.*	5,183	86,919
LogMeIn, Inc.*	1,985	69,932
LoopNet, Inc.*	1,699	31,907
Marchex, Inc., Class B	2,089	9,317
Move, Inc.*	4,043	39,257
NIC, Inc.	6,428	77,972
OpenTable, Inc.*	2,322	93,971
Openwave Systems, Inc.*	8,454	19,191
Perficient, Inc.*	2,258	27,119
Quepasa Corp.*	701	3,112
QuinStreet, Inc.*	2,761	28,963
RealNetworks, Inc.	2,161	21,480
Responsys, Inc.*	942	11,276
Saba Software, Inc.*	2,890	28,351
SciQuest, Inc.*	1,214	18,501
SPS Commerce, Inc.*	809	21,746
Stamps.com, Inc.*	1,196	33,344
support.com, Inc.*	4,839	15,243
TechTarget, Inc.*	1,546	10,714
Travelzoo, Inc.*	563	12,949
United Online, Inc.	8,865	43,350
ValueClick, Inc.*	7,817	154,308
Vocus, Inc.*	1,797	23,810
Web.com Group, Inc.*	2,903	41,890
XO Group, Inc.*	2,698	25,334
Zillow, Inc.*	377	13,417
Zix Corp.*	6,637	19,314

		2,123,692

IT Services (0.7%)
Acxiom Corp.*	7,906	116,060
CACI International, Inc., Class A*	2,590	161,331
Cardtronics, Inc.*	4,228	110,985
Cass Information Systems, Inc.	865	34,557
CIBER, Inc.*	6,508	27,594
Computer Task Group, Inc.*	1,552	23,777
Convergys Corp.*	10,345	138,106
CSG Systems International, Inc.*	3,470	52,536
Dynamics Research Corp.*	838	8,078
Echo Global Logistics, Inc.*	1,130	18,193
EPAM Systems, Inc.*	363	7,449
Euronet Worldwide, Inc.*	5,003	104,513
ExlService Holdings, Inc.*	1,641	45,029
Forrester Research, Inc.	1,433	46,429
Global Cash Access Holdings, Inc.*	5,068	39,530
Hackett Group, Inc.*	3,007	17,952
Heartland Payment Systems, Inc.	3,810	109,880
Higher One Holdings, Inc.*	3,066	45,837
iGATE Corp.*	3,098	51,923
Jack Henry & Associates, Inc.	8,510	290,361
Lionbridge Technologies, Inc.*	6,414	18,472
ManTech International Corp., Class A	2,341	80,671
MAXIMUS, Inc.	3,439	139,864
ModusLink Global Solutions, Inc.*	4,420	23,868
MoneyGram International, Inc.*	1,069	19,242
NCI, Inc., Class A*	708	4,524
PRGX Global, Inc.*	1,862	11,712
Sapient Corp.	10,828	134,809
ServiceSource International, Inc.*	994	15,387
Stream Global Services, Inc.*	700	2,303
Syntel, Inc.	1,546	86,576
TeleTech Holdings, Inc.*	2,567	41,329
TNS, Inc.*	2,447	53,173
Unisys Corp.*	4,239	83,593
Virtusa Corp.*	1,545	26,682
Wright Express Corp.*	3,807	246,427

		2,438,752

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Energy Industries, Inc.*	3,905	51,234
Alpha & Omega Semiconductor Ltd.*	1,430	13,757
Amkor Technology, Inc.*	8,788	54,002
Amtech Systems, Inc.*	961	8,005
ANADIGICS, Inc.*	6,786	16,083
Applied Micro Circuits Corp.*	6,174	42,848
ATMI, Inc.*	3,152	73,442
Axcelis Technologies, Inc.*	10,177	17,504
AXT, Inc.*	3,256	20,676
Brooks Automation, Inc.	6,431	79,294
Cabot Microelectronics Corp.	2,317	90,085
Cavium, Inc.*	4,813	148,914
CEVA, Inc.*	2,315	52,574
Cirrus Logic, Inc.*	6,551	155,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cohu, Inc.	97,390	$1,107,324
Cymer, Inc.*	3,030	151,500
Diodes, Inc.*	3,541	82,080
DSP Group, Inc.*	2,413	16,071
Entegris, Inc.*	13,221	123,484
Entropic Communications, Inc.*	8,625	50,284
Exar Corp.*	3,770	31,668
FormFactor, Inc.*	5,175	28,876
FSI International, Inc.*	3,886	19,002
GSI Technology, Inc.*	2,063	8,747
GT Advanced Technologies, Inc.*	11,688	96,660
Hittite Microwave Corp.*	3,101	168,415
Inphi Corp.*	2,085	29,565
Integrated Device Technology, Inc.*	14,389	102,881
Integrated Silicon Solution, Inc.*	2,557	28,536
Intermolecular, Inc.*	964	5,986
IXYS Corp.*	2,466	32,551
Kopin Corp.*	6,693	27,240
Kulicke & Soffa Industries, Inc.*	7,174	89,173
Lattice Semiconductor Corp.*	11,578	74,447
LTX-Credence Corp.*	5,036	36,209
MaxLinear, Inc., Class A*	1,575	8,773
Micrel, Inc.	4,913	50,407
Microsemi Corp.*	8,538	183,055
Mindspeed Technologies, Inc.*	3,310	21,085
MIPS Technologies, Inc.*	5,292	28,788
MKS Instruments, Inc.	5,107	150,810
Monolithic Power Systems, Inc.*	2,926	57,554
MoSys, Inc.*	3,156	12,529
Nanometrics, Inc.*	2,021	37,409
NVE Corp.*	492	26,076
OmniVision Technologies, Inc.*	5,192	103,840
PDF Solutions, Inc.*	2,304	19,423
Pericom Semiconductor Corp.*	2,585	20,913
Photronics, Inc.*	5,786	38,477
PLX Technology, Inc.*	4,334	17,423
Power Integrations, Inc.	2,834	105,198
Rambus, Inc.*	9,880	63,726
RF Micro Devices, Inc.*	27,256	135,735
Rubicon Technology, Inc.*	1,769	18,451
Rudolph Technologies, Inc.*	3,187	35,408
Semtech Corp.*	6,452	183,624
Sigma Designs, Inc.*	3,238	16,773
Silicon Image, Inc.*	8,024	47,181
Spansion, Inc., Class A*	5,050	61,509
Standard Microsystems Corp.*	2,262	58,518
STR Holdings, Inc.*	3,047	14,747
Supertex, Inc.*	906	16,371
Tessera Technologies, Inc.*	4,972	85,767
TriQuint Semiconductor, Inc.*	16,199	111,692
Ultra Clean Holdings, Inc.*	2,353	17,742
Ultratech, Inc.*	2,461	71,320
Veeco Instruments, Inc.*	4,014	114,800
Volterra Semiconductor Corp.*	2,450	84,317

		5,154,472

Software (1.5%)
Accelrys, Inc.*	5,636	44,975
ACI Worldwide, Inc.*	3,830	154,234
Actuate Corp.*	3,728	23,412
Advent Software, Inc.*	3,239	82,918
American Software, Inc., Class A	2,393	20,532
Aspen Technology, Inc.*	8,390	172,247
AVG Technologies N.V.*	791	11,825
Blackbaud, Inc.	4,342	144,285
Bottomline Technologies, Inc.*	3,495	97,650
BroadSoft, Inc.*	2,219	84,877
Callidus Software, Inc.*	2,950	23,040
CommVault Systems, Inc.*	4,346	215,735
Concur Technologies, Inc.*	4,407	252,874
Convio, Inc.*	1,174	18,162
Deltek, Inc.*	2,180	23,239
Digimarc Corp.*	627	17,518
Ebix, Inc.	2,819	65,288
Ellie Mae, Inc.*	770	8,593
EPIQ Systems, Inc.	3,207	38,805
ePlus, Inc.*	396	12,660
Fair Isaac Corp.	3,536	155,230
FalconStor Software, Inc.*	3,020	11,295
Glu Mobile, Inc.*	4,422	21,447
Guidance Software, Inc.*	1,293	14,288
Guidewire Software, Inc.*	875	26,933
Imperva, Inc.*	549	21,493
Interactive Intelligence Group, Inc.*	1,422	43,385
JDA Software Group, Inc.*	4,152	114,097
Jive Software, Inc.*	1,527	41,473
Kenexa Corp.*	2,585	80,755
Manhattan Associates, Inc.*	2,029	96,438
Mentor Graphics Corp.*	9,519	141,452
MicroStrategy, Inc., Class A*	791	110,740
Monotype Imaging Holdings, Inc.*	3,583	53,387
Motricity, Inc.*	3,713	4,084
NetScout Systems, Inc.*	3,654	74,322
NetSuite, Inc.*	2,824	142,019
OPNET Technologies, Inc.	1,447	41,963
Parametric Technology Corp.*	11,765	328,714
Pegasystems, Inc.	1,654	63,117
Progress Software Corp.*	6,075	143,492
PROS Holdings, Inc.*	2,155	40,299
QAD, Inc., Class A*	505	6,616
QAD, Inc., Class B*	219	2,871
QLIK Technologies, Inc.*	6,994	223,808
Quest Software, Inc.*	5,608	130,498
RealPage, Inc.*	3,043	58,334
Rosetta Stone, Inc.*	1,039	10,722
SeaChange International, Inc.*	2,667	20,749
Smith Micro Software, Inc.*	3,380	7,875
SolarWinds, Inc.*	5,618	217,136
Sourcefire, Inc.*	2,834	136,400
SRS Labs, Inc.*	1,277	8,875
SS&C Technologies Holdings, Inc.*	2,510	58,558
Synchronoss Technologies, Inc.*	2,598	82,928
Take-Two Interactive Software, Inc.*	7,201	110,787
Taleo Corp., Class A*	4,083	187,532
Tangoe, Inc.*	1,022	19,224
TeleCommunication Systems, Inc., Class A*	4,400	12,232
TeleNav, Inc.*	1,637	11,492
THQ, Inc.*	6,935	3,884
TiVo, Inc.*	11,850	142,082
Tyler Technologies, Inc.*	2,951	113,348
Ultimate Software Group, Inc.*	2,539	186,058
VASCO Data Security International, Inc.*	2,749	29,662
Verint Systems, Inc.*	2,121	68,699
VirnetX Holding Corp.*	4,002	95,768
Wave Systems Corp., Class A*	8,239	15,325
Websense, Inc.*	3,634	76,641

		5,321,396

Total Information Technology		27,471,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (5.4%)
Chemicals (2.9%)
A. Schulman, Inc.	64,694	$1,748,032
American Vanguard Corp.	2,164	46,937
Balchem Corp.	2,884	87,241
Cabot Corp.	42,500	1,813,900
Calgon Carbon Corp.*	5,574	87,010
Chase Corp.	708	11,151
Chemtura Corp.*	9,486	161,072
Ferro Corp.*	8,745	51,945
Flotek Industries, Inc.*	5,015	60,280
FutureFuel Corp.	1,881	20,653
Georgia Gulf Corp.*	3,343	116,604
GSE Holding, Inc.*	796	10,451
H.B. Fuller Co.	36,197	1,188,348
Hawkins, Inc.	892	33,182
Innophos Holdings, Inc.	2,153	107,908
Innospec, Inc.*	2,374	72,122
KMG Chemicals, Inc.	699	12,617
Koppers Holdings, Inc.	2,019	77,853
Kraton Performance Polymers, Inc.*	3,131	83,191
Landec Corp.*	2,663	17,389
LSB Industries, Inc.*	1,798	69,978
Minerals Technologies, Inc.	1,783	116,626
NewMarket Corp.	887	166,224
Olin Corp.	7,938	172,652
OM Group, Inc.*	2,992	82,310
Omnova Solutions, Inc.*	4,608	31,104
PolyOne Corp.	9,184	132,250
Quaker Chemical Corp.	1,288	50,812
RPM International, Inc.	87,550	2,292,935
Senomyx, Inc.*	4,092	11,212
Sensient Technologies Corp.	29,116	1,106,408
Spartech Corp.*	2,978	14,533
Stepan Co.	799	70,152
TPC Group, Inc.*	1,325	58,578
Tredegar Corp.	2,316	45,370
Zep, Inc.	2,169	31,234
Zoltek Cos., Inc.*	2,772	31,379

		10,291,643

Construction Materials (0.1%)
Eagle Materials, Inc.	4,399	152,865
Headwaters, Inc.*	6,183	25,845
Texas Industries, Inc.	2,239	78,387
United States Lime & Minerals, Inc.*	260	15,572

		272,669

Containers & Packaging (0.1%)
AEP Industries, Inc.*	450	15,664
AptarGroup, Inc.	1,600	87,632
Boise, Inc.	8,552	70,212
Graphic Packaging Holding Co.*	15,978	88,199
Myers Industries, Inc.	2,879	42,465

		304,172

Metals & Mining (2.1%)
A.M. Castle & Co.*	1,659	20,986
AMCOL International Corp.	2,455	72,398
Century Aluminum Co.*	5,218	46,336
Coeur d’Alene Mines Corp.*	8,774	208,295
Commercial Metals Co.	60,100	890,682
General Moly, Inc.*	6,730	22,545
Globe Specialty Metals, Inc.	6,309	93,815
Gold Resource Corp.	2,831	68,822
Golden Minerals Co.*	2,801	23,612
Golden Star Resources Ltd.*	25,311	47,078
Handy & Harman Ltd.*	525	7,581
Haynes International, Inc.	1,183	74,943
Hecla Mining Co.	27,850	128,667
Horsehead Holding Corp.*	4,423	50,378
Jaguar Mining, Inc.*	8,300	38,761
Kaiser Aluminum Corp.	1,629	76,987
Materion Corp.*	2,059	59,155
McEwen Mining, Inc.*	10,595	47,042
Metals USA Holdings Corp.*	1,225	17,652
Midway Gold Corp.*	8,816	12,607
Noranda Aluminum Holding Corp.	2,244	22,373
Olympic Steel, Inc.	904	21,696
Paramount Gold and Silver Corp.*	11,705	26,453
Reliance Steel & Aluminum Co.	55,800	3,151,584
Revett Minerals, Inc.*	2,383	9,961
RTI International Metals, Inc.*	2,952	68,073
Steel Dynamics, Inc.	124,300	1,807,322
Stillwater Mining Co.*	11,352	143,489
SunCoke Energy, Inc.*	7,048	100,152
Thompson Creek Metals Co., Inc.*	15,130	102,279
U.S. Energy Corp.*	2,442	7,717
U.S. Silica Holdings, Inc.*	1,163	24,353
Universal Stainless & Alloy Products, Inc.*	669	28,580
Vista Gold Corp.*	6,993	21,958
Worthington Industries, Inc.	5,247	100,637

		7,644,969

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	3,951	134,216
Clearwater Paper Corp.*	2,282	75,785
Deltic Timber Corp.	1,077	68,163
KapStone Paper and Packaging Corp.*	3,860	76,042
Louisiana-Pacific Corp.*	13,054	122,055
Neenah Paper, Inc.	1,501	44,640
P.H. Glatfelter Co.	4,325	68,249
Schweitzer-Mauduit International, Inc.	1,605	110,841
Verso Paper Corp.*	1,355	2,547
Wausau Paper Corp.	4,960	46,525

		749,063

Total Materials		19,262,516

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,185	25,977
AboveNet, Inc.*	2,280	188,784
Alaska Communications Systems Group, Inc.	4,589	14,134
Atlantic Tele-Network, Inc.	951	34,578
Boingo Wireless, Inc.*	562	6,800
Cbeyond, Inc.*	2,869	22,952
Cincinnati Bell, Inc.*	19,549	78,587
Cogent Communications Group, Inc.*	4,518	86,203
Consolidated Communications Holdings, Inc.	2,602	51,077
Fairpoint Communications, Inc.*	2,130	8,009
General Communication, Inc., Class A*	3,519	30,686
Globalstar, Inc.*	9,871	6,910
HickoryTech Corp.	1,408	14,559
IDT Corp., Class B	1,318	12,310
inContact, Inc.*	2,951	16,467
Iridium Communications, Inc.*	4,337	37,992
Lumos Networks Corp.	1,527	16,431
Neutral Tandem, Inc.*	3,189	38,874
ORBCOMM, Inc.*	3,292	12,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Premiere Global Services, Inc.*	5,088	$45,996
SureWest Communications	1,351	30,465
Towerstream Corp.*	3,854	18,306
Vonage Holdings Corp.*	13,962	30,856

		829,627

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	6,139	53,593
NTELOS Holdings Corp.	1,527	31,609
Shenandoah Telecommunications Co.	2,384	26,582
USA Mobility, Inc.	2,194	30,562

		142,346

Total Telecommunication Services		971,973

Utilities (1.3%)
Electric Utilities (0.7%)
Allete, Inc.	3,219	133,556
Central Vermont Public Service Corp.	1,336	47,027
Cleco Corp.	5,897	233,816
El Paso Electric Co.	4,206	136,653
Empire District Electric Co.	4,161	84,676
IDACORP, Inc.	4,947	203,421
MGE Energy, Inc.	2,330	103,429
NV Energy, Inc.	49,600	799,552
Otter Tail Corp.	3,672	79,682
PNM Resources, Inc.	7,905	144,662
Portland General Electric Co.	7,563	188,924
UIL Holdings Corp.	5,065	176,060
UniSource Energy Corp.	3,669	134,175
Unitil Corp.	1,135	30,452

		2,496,085

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	942	38,735
Laclede Group, Inc.	2,248	87,717
New Jersey Resources Corp.	4,065	181,177
Northwest Natural Gas Co.	2,676	121,490
Piedmont Natural Gas Co., Inc.	7,108	220,846
South Jersey Industries, Inc.	2,979	149,069
Southwest Gas Corp.	4,407	188,355
WGL Holdings, Inc.	5,058	205,861

		1,193,250

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	11,411	157,928
Dynegy, Inc.*	10,533	5,899
Genie Energy Ltd., Class B	1,318	12,745
Ormat Technologies, Inc.	1,779	35,847

		212,419

Multi-Utilities (0.1%)
Avista Corp.	5,753	147,162
Black Hills Corp.	4,251	142,536
CH Energy Group, Inc.	1,548	103,298
NorthWestern Corp.	3,610	128,010

		521,006

Water Utilities (0.1%)
American States Water Co.	1,867	67,473
Artesian Resources Corp., Class A	668	12,552
Cadiz, Inc.*	1,265	11,638
California Water Service Group	4,170	75,936
Connecticut Water Service, Inc.	838	23,707
Consolidated Water Co., Ltd.	1,409	11,145
Middlesex Water Co.	1,635	30,885
SJW Corp.	1,380	33,286
York Water Co.	1,308	22,628

		289,250

Total Utilities		4,712,010

Total Common Stocks (82.9%) (Cost $227,321,243)		293,354,222

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $10,786)	896	11,523

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	24	2,496

Total Energy		2,496

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	2,504	25

Total Information Technology		25

Total Rights (0.0%) (Cost $—)		2,521

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	1,119	—

Total Investments (82.9%) (Cost $227,332,029)		293,368,266
Other Assets Less Liabilities (17.1%)		60,625,700

Net Assets (100%)		$353,993,966

*	Non-income producing.

†	Securities (totaling $2,521 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	671	June-12	$53,057,281	$55,538,670	$2,481,389

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,670,237	$—	$—	$52,670,237
Consumer Staples	5,243,040	—	—	5,243,040
Energy	29,990,983	—	—	29,990,983
Financials	51,516,800	81,927	—	51,598,727
Health Care	20,740,131	—	—	20,740,131
Industrials	80,692,942	—	—	80,692,942
Information Technology	27,471,663	—	—	27,471,663
Materials	19,262,516	—	—	19,262,516
Telecommunication Services	971,973	—	—	971,973
Utilities	4,712,010	—	—	4,712,010
Futures	2,481,389	—	—	2,481,389
Investment Companies
Investment Companies	11,523	—	—	11,523
Rights
Energy	—	—	2,496	2,496
Information Technology	—	—	25	25
Warrants
Energy	—	—	—	—

Total Assets	$295,765,207	$81,927	$2,521	$295,849,655

Total Liabilities	$—	$—	$—	$—

Total	$295,765,207	$81,927	$2,521	$295,849,655

(a)	A Security with a market value of $198,649 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $81,927 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights -Energy††	Investments in Rights- Information Technology
Balance as of 12/31/11	$—	$25
Total gains or losses (realized/unrealized) included in earnings	2,496	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$2,496	$25

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$2,496	$—

††	Securities received through corporate action with $0 cost.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Rights-Energy	$2,496	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	25	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$2,521

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,211,131
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,315,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,613,721
Aggregate gross unrealized depreciation	(18,120,334)

Net unrealized appreciation	$65,493,387

Federal income tax cost of investments	$227,874,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.8%)
Automobiles (0.5%)
Ford Motor Co.	385,800	$4,818,642
General Motors Co.*	213,100	5,466,015

		10,284,657

Media (4.9%)
Comcast Corp., Class A	1,046,000	30,867,460
Time Warner, Inc.	910,470	34,370,243
Viacom, Inc., Class B	605,600	28,741,776
Walt Disney Co.	476,500	20,861,170

		114,840,649

Multiline Retail (0.4%)
J.C. Penney Co., Inc.	256,700	9,094,881

Total Consumer Discretionary		134,220,187

Consumer Staples (8.4%)
Beverages (1.1%)
PepsiCo, Inc.	373,400	24,775,090

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	163,300	7,315,840
Kroger Co.	1,259,400	30,515,262
Walgreen Co.	170,800	5,720,092

		43,551,194

Food Products (3.8%)
Archer-Daniels-Midland Co.	1,220,500	38,641,030
General Mills, Inc.	213,900	8,438,355
Unilever N.V. (N.Y. Shares)	1,236,400	42,074,692

		89,154,077

Household Products (1.6%)
Kimberly-Clark Corp.	319,920	23,638,889
Procter & Gamble Co.	208,800	14,033,448

		37,672,337

Total Consumer Staples		195,152,698

Energy (13.0%)
Energy Equipment & Services (5.0%)
Ensco plc (ADR)	401,340	21,242,926
Halliburton Co.	1,028,500	34,135,915
Noble Corp.*	1,213,551	45,471,756
Weatherford International Ltd.*	1,098,600	16,577,874

		117,428,471

Oil, Gas & Consumable Fuels (8.0%)
Chevron Corp.	171,600	18,402,384
Devon Energy Corp.	671,000	47,721,520
Exxon Mobil Corp.	673,590	58,420,461
Hess Corp.	117,300	6,914,835
Marathon Oil Corp.	935,793	29,664,638
Peabody Energy Corp.	859,921	24,903,312

		186,027,150

Total Energy		303,455,621

Financials (21.8%)
Commercial Banks (4.6%)
U.S. Bancorp	1,127,218	35,710,266
Wells Fargo & Co.	2,088,300	71,294,562

		107,004,828

Diversified Financial Services (6.7%)
Citigroup, Inc.	1,670,240	61,047,272
JPMorgan Chase & Co.	2,043,890	93,978,062

		155,025,334

Insurance (10.5%)
ACE Ltd.	449,900	32,932,680
Aflac, Inc.	493,200	22,682,268
Hartford Financial Services Group, Inc.	1,446,771	30,497,933
Lincoln National Corp.	832,348	21,940,693
MetLife, Inc.	1,298,364	48,493,896
PartnerReinsurance Ltd.	140,200	9,518,178
Prudential Financial, Inc.	502,365	31,844,917
Travelers Cos., Inc.	788,538	46,681,450

		244,592,015

Total Financials		506,622,177

Health Care (15.8%)
Biotechnology (1.0%)
Amgen, Inc.	344,500	23,422,555

Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	524,200	31,336,676
Medtronic, Inc.	1,226,203	48,054,896

		79,391,572

Health Care Providers & Services (1.2%)
Aetna, Inc.	560,400	28,109,664

Pharmaceuticals (10.2%)
Eli Lilly and Co.	592,200	23,847,894
Johnson & Johnson	807,200	53,242,912
Merck & Co., Inc.	2,039,911	78,332,582
Pfizer, Inc.	3,535,041	80,104,029

		235,527,417

Total Health Care		366,451,208

Industrials (10.6%)
Aerospace & Defense (2.1%)
Honeywell International, Inc.	570,600	34,835,130
Textron, Inc.	545,000	15,167,350

		50,002,480

Airlines (1.6%)
Delta Air Lines, Inc.*	3,742,100	37,084,211

Construction & Engineering (1.7%)
Jacobs Engineering Group, Inc.*	867,300	38,482,101

Industrial Conglomerates (5.2%)
General Electric Co.	3,217,800	64,581,246
Tyco International Ltd.	998,250	56,081,685

		120,662,931

Total Industrials		246,231,723

Information Technology (13.1%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	1,843,300	38,985,795

Electronic Equipment, Instruments & Components (2.3%)
Corning, Inc.	3,781,700	53,246,336

IT Services (2.3%)
International Business Machines Corp.	57,460	11,989,029
Western Union Co.	2,441,800	42,975,680

		54,964,709

Semiconductors & Semiconductor Equipment (4.2%)
LSI Corp.*	6,068,501	52,674,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Marvell Technology Group Ltd.*	1,040,804	$16,371,847
Micron Technology, Inc.*	3,513,300	28,457,730

		97,504,166

Software (2.6%)
Microsoft Corp.	1,879,540	60,615,165

Total Information Technology		305,316,171

Materials (4.6%)
Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	787,150	41,640,235

Containers & Packaging (0.3%)
Sealed Air Corp.	420,500	8,119,855

Metals & Mining (2.5%)
Alcoa, Inc.	2,209,900	22,143,198
Freeport-McMoRan Copper & Gold, Inc.	298,359	11,349,576
Nucor Corp.	569,400	24,455,730

		57,948,504

Total Materials		107,708,594

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	777,858	24,292,505
Verizon Communications, Inc.	707,900	27,063,017

Total Telecommunication Services		51,355,522

Utilities (3.6%)
Electric Utilities (1.8%)
Southern Co.	946,100	42,508,273

Multi-Utilities (1.8%)
Dominion Resources, Inc.	821,920	42,090,523

Total Utilities		84,598,796

Total Investments (98.9%) (Cost $1,912,807,883)		2,301,112,697
Other Assets Less Liabilities (1.1%)		25,010,180

Net Assets (100%)		$2,326,122,877

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$134,220,187	$—	$—	$134,220,187
Consumer Staples	195,152,698	—	—	195,152,698
Energy	303,455,621	—	—	303,455,621
Financials	506,622,177	—	—	506,622,177
Health Care	366,451,208	—	—	366,451,208
Industrials	246,231,723	—	—	246,231,723
Information Technology	305,316,171	—	—	305,316,171
Materials	107,708,594	—	—	107,708,594
Telecommunication Services	51,355,522	—	—	51,355,522
Utilities	84,598,796	—	—	84,598,796

Total Assets	$2,301,112,697	$—	$—	$2,301,112,697

Total Liabilities	$—	$—	$—	$—

Total	$2,301,112,697	$—	$—	$2,301,112,697

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$283,297,492
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$281,261,113

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,286,401
Aggregate gross unrealized depreciation	(70,680,637)

Net unrealized appreciation	$283,605,764

Federal income tax cost of investments	$2,017,506,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Automobiles (1.0%)
Ford Motor Co.	359,100	$4,485,159
General Motors Co.*	163,500	4,193,775

		8,678,934

Hotels, Restaurants & Leisure (2.0%)
Brinker International, Inc.	265,400	7,311,770
Cedar Fair LP	145,500	4,305,345
Wyndham Worldwide Corp.	137,700	6,404,427

		18,021,542

Household Durables (0.5%)
Tupperware Brands Corp.	78,700	4,997,450

Internet & Catalog Retail (0.5%)
Expedia, Inc.	141,600	4,735,104

Leisure Equipment & Products (1.2%)
Polaris Industries, Inc.	149,300	10,771,995

Media (2.8%)
Cablevision Systems Corp. - New York Group, Class A	304,600	4,471,528
Cinemark Holdings, Inc.	172,700	3,790,765
Gannett Co., Inc.	318,800	4,887,204
News Corp., Class A	288,700	5,684,503
Time Warner Cable, Inc.	76,500	6,234,750

		25,068,750

Specialty Retail (2.4%)
Foot Locker, Inc.	459,200	14,258,160
Williams-Sonoma, Inc.	185,100	6,937,548

		21,195,708

Total Consumer Discretionary		93,469,483

Consumer Staples (8.4%)
Beverages (0.8%)
Coca-Cola Enterprises, Inc.	252,430	7,219,498

Food & Staples Retailing (4.8%)
CVS Caremark Corp.	187,700	8,408,960
Ruddick Corp.	106,700	4,278,670
Safeway, Inc.	530,300	10,717,363
Walgreen Co.	277,600	9,296,824
Wal-Mart Stores, Inc.	177,800	10,881,360

		43,583,177

Food Products (2.0%)
ConAgra Foods, Inc.	683,300	17,943,458

Personal Products (0.8%)
Nu Skin Enterprises, Inc., Class A	124,600	7,215,586

Total Consumer Staples		75,961,719

Energy (10.3%)
Energy Equipment & Services (0.8%)
Seadrill Ltd.	186,500	6,995,615

Oil, Gas & Consumable Fuels (9.5%)
Chevron Corp.	327,000	35,067,480
ConocoPhillips	274,500	20,864,745
Exxon Mobil Corp.	85,500	7,415,415
Murphy Oil Corp.	106,000	5,964,620
Petrobras Argentina S.A. (ADR)	310,843	4,183,947
Statoil ASA (ADR)	297,900	8,076,069
Talisman Energy, Inc.	342,200	4,311,720

		85,883,996

Total Energy		92,879,611

Financials (24.9%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	154,800	8,843,724
Raymond James Financial, Inc.	161,800	5,910,554

		14,754,278

Commercial Banks (5.2%)
Barclays plc (ADR)	283,000	4,287,450
KeyCorp	1,138,200	9,674,700
PNC Financial Services Group, Inc.	165,700	10,685,993
Wells Fargo & Co.	653,600	22,313,904

		46,962,047

Consumer Finance (2.3%)
Discover Financial Services	351,900	11,732,346
SLM Corp.	572,800	9,027,328

		20,759,674

Diversified Financial Services (6.3%)
Citigroup, Inc.	449,370	16,424,473
Interactive Brokers Group, Inc., Class A	252,900	4,299,300
JPMorgan Chase & Co.	770,100	35,409,198

		56,132,971

Insurance (5.1%)
Aspen Insurance Holdings Ltd.	376,300	10,513,822
Endurance Specialty Holdings Ltd.	264,000	10,734,240
Hartford Financial Services Group, Inc.	531,900	11,212,452
Prudential Financial, Inc.	124,000	7,860,360
XL Group plc	237,700	5,155,713

		45,476,587

Real Estate Investment Trusts (REITs) (3.4%)
Annaly Capital Management, Inc. (REIT)	337,800	5,343,996
CBL & Associates Properties, Inc. (REIT)	246,100	4,656,212
Hospitality Properties Trust (REIT)	181,400	4,801,658
Public Storage (REIT)	57,100	7,889,507
Simon Property Group, Inc. (REIT)	54,460	7,933,733

		30,625,106

Thrifts & Mortgage Finance (1.0%)
Hudson City Bancorp, Inc.	800,000	5,848,000
Washington Federal, Inc.	184,000	3,094,880

		8,942,880

Total Financials		223,653,543

Health Care (10.5%)
Health Care Providers & Services (3.8%)
AmerisourceBergen Corp.	227,800	9,039,104
UnitedHealth Group, Inc.	255,600	15,065,064
WellPoint, Inc.	134,200	9,903,960

		34,008,128

Pharmaceuticals (6.7%)
Abbott Laboratories, Inc.	232,900	14,274,441
Bristol-Myers Squibb Co.	209,800	7,080,750
Johnson & Johnson	117,220	7,731,831
Merck & Co., Inc.	375,900	14,434,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	735,700	$16,670,962

		60,192,544

Total Health Care		94,200,672

Industrials (7.5%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	208,500	12,735,180

Commercial Services & Supplies (0.9%)
Pitney Bowes, Inc.	447,800	7,872,324

Industrial Conglomerates (3.2%)
General Electric Co.	1,431,900	28,738,233

Machinery (1.6%)
Caterpillar, Inc.	68,300	7,275,316
Harsco Corp.	307,900	7,223,334

		14,498,650

Road & Rail (0.4%)
CSX Corp.	151,400	3,258,128

Total Industrials		67,102,515

Information Technology (12.0%)
Communications Equipment (4.2%)
Cisco Systems, Inc.	1,460,400	30,887,460
Nokia Oyj (ADR)	1,263,500	6,936,615

		37,824,075

IT Services (2.6%)
International Business Machines Corp.	62,800	13,103,220
Lender Processing Services, Inc.	380,200	9,885,200

		22,988,420

Office Electronics (0.8%)
Xerox Corp.	873,600	7,058,688

Semiconductors & Semiconductor Equipment (2.1%)
Applied Materials, Inc.	334,200	4,157,448
Intel Corp.	526,700	14,805,537

		18,962,985

Software (2.3%)
Microsoft Corp.	645,300	20,810,925

Total Information Technology		107,645,093

Materials (3.4%)
Chemicals (2.3%)
Eastman Chemical Co.	248,500	12,844,965
Huntsman Corp.	351,000	4,917,510
Kronos Worldwide, Inc.	118,320	2,950,901

		20,713,376

Metals & Mining (1.1%)
Southern Copper Corp.	93,388	2,961,333
Steel Dynamics, Inc.	462,000	6,717,480

		9,678,813

Total Materials		30,392,189

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	352,100	10,996,083
Telecom Italia S.p.A. (ADR)	773,000	9,175,510
Telstra Corp., Ltd. (ADR)	85,071	1,458,117
Verizon Communications, Inc.	229,100	8,758,493

		30,388,203

Wireless Telecommunication Services (0.2%)
Partner Communications Co., Ltd. (ADR)	230,579	1,747,789

Total Telecommunication Services		32,135,992

Utilities (4.4%)
Electric Utilities (0.8%)
Portland General Electric Co.	301,000	7,518,980

Multi-Utilities (2.6%)
CMS Energy Corp.	829,900	18,257,800
DTE Energy Co.	97,000	5,337,910

		23,595,710

Water Utilities (1.0%)
American Water Works Co., Inc.	253,300	8,619,799

Total Utilities		39,734,489

Total Investments (95.4%) (Cost $708,250,325)		857,175,306
Other Assets Less Liabilities (4.6%)		41,206,310

Net Assets (100%)		$898,381,616

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$93,469,483	$—	$—	$93,469,483
Consumer Staples	75,961,719	—	—	75,961,719
Energy	92,879,611	—	—	92,879,611
Financials	223,653,543	—	—	223,653,543
Health Care	94,200,672	—	—	94,200,672
Industrials	67,102,515	—	—	67,102,515
Information Technology	107,645,093	—	—	107,645,093
Materials	30,392,189	—	—	30,392,189
Telecommunication Services	32,135,992	—	—	32,135,992
Utilities	39,734,489	—	—	39,734,489

Total Assets	$857,175,306	$—	$—	$857,175,306

Total Liabilities	$—	$—	$—	$—

Total	$857,175,306	$—	$—	$857,175,306

Investment security transactions for the three months ended March 31,2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$124,679,035
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$153,554,082

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,942,946
Aggregate gross unrealized depreciation	(23,209,548)

Net unrealized appreciation	$138,733,398

Federal income tax cost of investments	$718,441,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,131	$95,389
Gentex Corp.	1,483	36,333
Johnson Controls, Inc.	6,983	226,808
Tenneco, Inc.*	628	23,330
TRW Automotive Holdings Corp.*	1,076	49,980
Visteon Corp.*	519	27,507

		459,347

Automobiles (0.7%)
Ford Motor Co.	38,428	479,966
Harley-Davidson, Inc.	2,419	118,724

		598,690

Distributors (0.1%)
Genuine Parts Co.	1,627	102,094

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	320	20,336
DeVry, Inc.	615	20,830
ITT Educational Services, Inc.*	282	18,651
Sotheby’s, Inc.	712	28,010
Strayer Education, Inc.	125	11,785
Weight Watchers International, Inc.	305	23,543

		123,155

Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	912	25,126
Cheesecake Factory, Inc.*	556	16,341
Chipotle Mexican Grill, Inc.*	320	133,760
Darden Restaurants, Inc.	1,378	70,498
Panera Bread Co., Class A*	296	47,632
Starbucks Corp.	7,687	429,626
Vail Resorts, Inc.	378	16,349
Wendy’s Co.	3,164	15,852

		755,184

Household Durables (0.4%)
D.R. Horton, Inc.	2,865	43,462
Garmin Ltd.	1,198	56,246
Harman International Industries, Inc.	720	33,703
Mohawk Industries, Inc.*	570	37,911
PulteGroup, Inc.*	3,556	31,471
Tempur-Pedic International, Inc.*	689	58,172
Tupperware Brands Corp.	623	39,561
Whirlpool Corp.	790	60,719

		361,245

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	3,488	706,355
Expedia, Inc.	1,028	34,376
Liberty Interactive Corp.*	5,837	111,428
Netflix, Inc.*	544	62,582
priceline.com, Inc.*	506	363,055
TripAdvisor, Inc.*	1,028	36,669

		1,314,465

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	1,246	45,753
Mattel, Inc.	3,581	120,537
Polaris Industries, Inc.	660	47,619

		213,909

Media (2.8%)
CBS Corp., Class B	6,432	218,109
DIRECTV, Class A*	6,762	333,637
Discovery Communications, Inc., Class A*	1,453	73,522
DISH Network Corp., Class A	2,137	70,371
DreamWorks Animation SKG, Inc., Class A*	717	13,229
Gannett Co., Inc.	2,514	38,540
John Wiley & Sons, Inc., Class A	520	24,747
Lamar Advertising Co., Class A*	607	19,673
Liberty Global, Inc., Class A*	1,475	73,868
Liberty Media Corp. - Liberty Capital*	1,146	101,020
Madison Square Garden Co., Class A*	650	22,230
McGraw-Hill Cos., Inc.	3,109	150,693
Omnicom Group, Inc.	2,905	147,138
Scripps Networks Interactive, Inc., Class A	919	44,746
Time Warner Cable, Inc.	3,327	271,151
Time Warner, Inc.	10,464	395,016
Valassis Communications, Inc.*	495	11,385
Viacom, Inc., Class B	5,318	252,392
Virgin Media, Inc.	3,240	80,935
Washington Post Co., Class B	49	18,305

		2,360,707

Multiline Retail (1.0%)
Big Lots, Inc.*	777	33,426
Dillard’s, Inc., Class A	367	23,128
Dollar Tree, Inc.*	1,238	116,979
Family Dollar Stores, Inc.	1,167	73,848
Kohl’s Corp.	2,460	123,074
Nordstrom, Inc.	1,747	97,343
Target Corp.	6,301	367,159

		834,957

Specialty Retail (3.5%)
Aaron’s, Inc.	725	18,777
Advance Auto Parts, Inc.	768	68,022
American Eagle Outfitters, Inc.	2,017	34,672
ANN, Inc.*	526	15,065
Ascena Retail Group, Inc.*	663	29,384
Bed Bath & Beyond, Inc.*	2,580	169,686
Best Buy Co., Inc.	3,154	74,687
CarMax, Inc.*	2,338	81,012
Chico’s FAS, Inc.	1,820	27,482
GameStop Corp., Class A	1,465	31,996
Gap, Inc.	2,836	74,133
Home Depot, Inc.	15,649	787,301
Limited Brands, Inc.	2,698	129,504
Lowe’s Cos., Inc.	13,098	411,015
O’Reilly Automotive, Inc.*	1,406	128,438
PetSmart, Inc.	1,169	66,890
RadioShack Corp.	1,062	6,606
Ross Stores, Inc.	2,418	140,486
Sally Beauty Holdings, Inc.*	986	24,453
Signet Jewelers Ltd.	889	42,032
Staples, Inc.	7,390	119,570
Tiffany & Co.	1,283	88,694
TJX Cos., Inc.	7,968	316,409
Tractor Supply Co.	732	66,290
Ulta Salon Cosmetics & Fragrance, Inc.	509	47,281
Williams-Sonoma, Inc.	962	36,056

		3,035,941

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	887	18,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Deckers Outdoor Corp.*	392	$24,716
Fossil, Inc.*	559	73,777
Hanesbrands, Inc.*	998	29,481
NIKE, Inc., Class B	3,866	419,229
PVH Corp.	635	56,724
Under Armour, Inc., Class A*	406	38,164
Wolverine World Wide, Inc.	505	18,776

		679,423

Total Consumer Discretionary		10,839,117

Consumer Staples (10.2%)
Beverages (3.3%)
Coca-Cola Co.	21,447	1,587,292
Dr. Pepper Snapple Group, Inc.	2,248	90,392
Monster Beverage Corp.*	1,440	89,410
PepsiCo, Inc.	16,128	1,070,093

		2,837,187

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	390	21,629
Costco Wholesale Corp.	4,440	403,152
CVS Caremark Corp.	13,574	608,115
Ruddick Corp.	445	17,845
Safeway, Inc.	3,600	72,756
SUPERVALU, Inc.	2,187	12,488
Sysco Corp.	6,034	180,175
United Natural Foods, Inc.*	500	23,330
Walgreen Co.	8,807	294,946
Whole Foods Market, Inc.	1,626	135,283

		1,769,719

Food Products (1.3%)
Campbell Soup Co.	2,038	68,986
Corn Products International, Inc.	770	44,391
Darling International, Inc.*	1,152	20,068
Flowers Foods, Inc.	1,395	28,416
General Mills, Inc.	6,207	244,866
Green Mountain Coffee Roasters, Inc.*	1,280	59,955
H.J. Heinz Co.	3,284	175,858
Hershey Co.	1,597	97,944
J.M. Smucker Co.	1,177	95,761
Kellogg Co.	2,510	134,611
McCormick & Co., Inc. (Non-Voting)	1,230	66,949
Ralcorp Holdings, Inc.*	551	40,824
TreeHouse Foods, Inc.*	366	21,777

		1,100,406

Household Products (3.3%)
Church & Dwight Co., Inc.	1,449	71,277
Clorox Co.	1,351	92,881
Colgate-Palmolive Co.	4,608	450,570
Kimberly-Clark Corp.	3,999	295,486
Procter & Gamble Co.	28,506	1,915,888

		2,826,102

Personal Products (0.3%)
Avon Products, Inc.	4,489	86,907
Estee Lauder Cos., Inc., Class A	2,420	149,895

		236,802

Total Consumer Staples		8,770,216

Energy (2.6%)
Energy Equipment & Services (0.8%)
Bristow Group, Inc.	359	17,135
Cameron International Corp.*	2,510	132,603
CARBO Ceramics, Inc.	206	21,723
Core Laboratories N.V.	481	63,285
Dril-Quip, Inc.*	370	24,057
Exterran Holdings, Inc.*	700	9,233
FMC Technologies, Inc.*	2,471	124,588
Helix Energy Solutions Group, Inc.*	1,042	18,548
Key Energy Services, Inc.*	1,478	22,835
Lufkin Industries, Inc.	313	25,244
Noble Corp.*	2,486	93,150
SEACOR Holdings, Inc.*	226	21,646
Tidewater, Inc.	533	28,793
Unit Corp.*	492	21,038

		623,878

Oil, Gas & Consumable Fuels (1.8%)
Bill Barrett Corp.*	448	11,652
Chesapeake Energy Corp.	6,791	157,347
Cimarex Energy Co.	868	65,508
Comstock Resources, Inc.*	511	8,089
Denbury Resources, Inc.*	4,119	75,089
Energen Corp.	747	36,715
EOG Resources, Inc.	2,735	303,859
EQT Corp.	1,555	74,967
EXCO Resources, Inc.	1,771	11,742
Pioneer Natural Resources Co.	1,197	133,573
Plains Exploration & Production Co.*	1,432	61,075
QEP Resources, Inc.	1,836	55,998
Quicksilver Resources, Inc.*	1,329	6,698
Range Resources Corp.	1,691	98,315
SM Energy Co.	659	46,637
Southwestern Energy Co.*	3,614	110,588
Spectra Energy Corp.	6,683	210,849
Whiting Petroleum Corp.*	1,205	65,432
World Fuel Services Corp.	735	30,135

		1,564,268

Total Energy		2,188,146

Financials (17.3%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.*	539	60,266
Bank of New York Mellon Corp.	12,772	308,188
BlackRock, Inc.	1,013	207,564
Charles Schwab Corp.	10,704	153,816
E*TRADE Financial Corp.*	2,744	30,047
Eaton Vance Corp.	1,263	36,097
Federated Investors, Inc., Class B	1,093	24,494
Franklin Resources, Inc.	1,562	193,735
Goldman Sachs Group, Inc.	4,247	528,199
Greenhill & Co., Inc.	299	13,048
Invesco Ltd.	4,705	125,482
Janus Capital Group, Inc.	1,956	17,428
Jefferies Group, Inc.	1,520	28,637
Legg Mason, Inc.	1,443	40,303
Northern Trust Corp.	2,295	108,898
SEI Investments Co.	1,536	31,780
State Street Corp.	5,192	236,236
Stifel Financial Corp.*	558	21,115
T. Rowe Price Group, Inc.	2,621	171,151
TD Ameritrade Holding Corp.	2,341	46,211
Waddell & Reed Financial, Inc., Class A	909	29,461

		2,412,156

Commercial Banks (5.1%)
Associated Banc-Corp	1,817	25,365
Bank of Hawaii Corp.	493	23,836
BB&T Corp.	7,225	226,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
BOK Financial Corp.	274	$15,421
CapitalSource, Inc.	3,294	21,740
CIT Group, Inc.*	2,144	88,419
City National Corp./California	514	26,970
Comerica, Inc.	2,101	67,988
Commerce Bancshares, Inc./Missouri	851	34,482
Cullen/Frost Bankers, Inc.	599	34,856
East West Bancorp, Inc.	1,550	35,789
Fifth Third Bancorp	9,579	134,585
First Horizon National Corp.	2,756	28,607
First Niagara Financial Group, Inc.	3,056	30,071
FirstMerit Corp.	1,144	19,288
Fulton Financial Corp.	2,078	21,819
Hancock Holding Co.	822	29,189
Huntington Bancshares, Inc./Ohio	8,973	57,876
IBERIABANK Corp.	316	16,896
KeyCorp	10,050	85,425
M&T Bank Corp.	1,317	114,421
PNC Financial Services Group, Inc.	5,425	349,858
Popular, Inc.*	11,178	22,915
Prosperity Bancshares, Inc.	491	22,488
Regions Financial Corp.	13,278	87,502
Signature Bank/New York*	443	27,927
SunTrust Banks, Inc.	5,540	133,902
SVB Financial Group*	458	29,468
Synovus Financial Corp.	7,577	15,533
TCF Financial Corp.	1,591	18,917
U.S. Bancorp	19,708	624,349
UMB Financial Corp.	367	16,418
Umpqua Holdings Corp.	1,201	16,286
Valley National Bancorp	1,771	22,934
Webster Financial Corp.	780	17,683
Wells Fargo & Co.	51,372	1,753,840
Westamerica Bancorp	299	14,352
Zions Bancorp	1,919	41,182

		4,355,390

Consumer Finance (1.4%)
American Express Co.	10,622	614,589
Capital One Financial Corp.	4,703	262,145
Discover Financial Services	5,645	188,205
SLM Corp.	5,425	85,498

		1,150,437

Diversified Financial Services (3.8%)
Bank of America Corp.	101,152	968,025
CME Group, Inc.	667	192,983
IntercontinentalExchange, Inc.*	759	104,302
JPMorgan Chase & Co.	38,781	1,783,150
Moody’s Corp.	1,820	76,622
NASDAQ OMX Group, Inc.*	1,427	36,959
NYSE Euronext	2,759	82,798

		3,244,839

Insurance (3.5%)
ACE Ltd.	3,499	256,127
Aflac, Inc.	4,883	224,569
Alleghany Corp.*	155	51,010
Allied World Assurance Co. Holdings AG	389	26,713
American Financial Group, Inc./Ohio	911	35,146
Aon Corp.	3,377	165,676
Arch Capital Group Ltd.*	1,350	50,274
Arthur J. Gallagher & Co.	1,153	41,208
Aspen Insurance Holdings Ltd.	730	20,396
Assured Guaranty Ltd.	1,739	28,728
Axis Capital Holdings Ltd.	1,345	44,614
Brown & Brown, Inc.	1,208	28,726
Chubb Corp.	2,953	204,082
Cincinnati Financial Corp.	1,568	54,112
CNO Financial Group, Inc.*	2,331	18,135
Endurance Specialty Holdings Ltd.	421	17,118
Erie Indemnity Co., Class A	282	21,979
Everest Reinsurance Group Ltd.	469	43,392
Fidelity National Financial, Inc., Class A	2,321	41,848
First American Financial Corp.	1,116	18,559
Genworth Financial, Inc., Class A*	5,169	43,006
Hanover Insurance Group, Inc.	471	19,368
Hartford Financial Services Group, Inc.	4,550	95,914
HCC Insurance Holdings, Inc.	1,137	35,440
Lincoln National Corp.	3,218	84,826
Markel Corp.*	98	43,996
PartnerReinsurance Ltd.	698	47,387
Platinum Underwriters Holdings Ltd.	388	14,162
Principal Financial Group, Inc.	3,005	88,678
ProAssurance Corp.	301	26,521
Progressive Corp.	6,208	143,901
Protective Life Corp.	863	25,562
Prudential Financial, Inc.	4,997	316,760
RenaissanceReinsurance Holdings Ltd.	531	40,213
StanCorp Financial Group, Inc.	466	19,078
Torchmark Corp.	1,075	53,589
Travelers Cos., Inc.	4,043	239,346
Unum Group	3,132	76,671
Validus Holdings Ltd.	725	22,439
W. R. Berkley Corp.	1,259	45,475
White Mountains Insurance Group Ltd.	66	33,113
Willis Group Holdings plc	1,762	61,635
XL Group plc	3,080	66,805

		3,036,297

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. (REIT)	4,109	258,949

Real Estate Management & Development (0.2%)
Brookfield Office Properties, Inc.	2,686	46,871
CBRE Group, Inc., Class A*	3,126	62,395
Forest City Enterprises, Inc., Class A*	1,385	21,689
Howard Hughes Corp.*	259	16,542
Jones Lang LaSalle, Inc.	458	38,156
St. Joe Co.*	923	17,546

		203,199

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,748	20,731
Hudson City Bancorp, Inc.	5,109	37,347
New York Community Bancorp, Inc.	4,534	63,068
People’s United Financial, Inc.	3,929	52,020
Washington Federal, Inc.	1,168	19,646

		192,812

Total Financials		14,854,079

Health Care (10.7%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*	1,804	167,519
Alkermes plc*	967	17,938
Amgen, Inc.	9,112	619,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Amylin Pharmaceuticals, Inc.*	1,286	$32,099
Biogen Idec, Inc.*	2,461	310,012
Cepheid, Inc.*	653	27,315
Cubist Pharmaceuticals, Inc.*	626	27,075
Dendreon Corp.*	1,511	16,100
Gilead Sciences, Inc.*	7,680	375,168
Human Genome Sciences, Inc.*	1,981	16,323
Incyte Corp.*	1,096	21,153
InterMune, Inc.*	640	9,389
Myriad Genetics, Inc.*	881	20,844
Onyx Pharmaceuticals, Inc.*	657	24,756
Regeneron Pharmaceuticals, Inc.*	712	83,033
United Therapeutics Corp.*	517	24,366
Vertex Pharmaceuticals, Inc.*	2,220	91,042

		1,883,657

Health Care Equipment & Supplies (2.1%)
Alere, Inc.*	878	22,837
Becton, Dickinson and Co.	2,094	162,599
CareFusion Corp.*	2,263	58,680
Cooper Cos., Inc.	492	40,201
DENTSPLY International, Inc.	1,459	58,550
Edwards Lifesciences Corp.*	1,169	85,021
Gen-Probe, Inc.*	501	33,271
Haemonetics Corp.*	266	18,535
Hologic, Inc.*	2,695	58,077
IDEXX Laboratories, Inc.*	585	51,158
Intuitive Surgical, Inc.*	400	216,700
Masimo Corp.*	575	13,443
Medtronic, Inc.	10,953	429,248
NuVasive, Inc.*	413	6,955
ResMed, Inc.*	1,580	48,838
Sirona Dental Systems, Inc.*	568	29,275
St. Jude Medical, Inc.	3,372	149,413
Stryker Corp.	3,074	170,546
Teleflex, Inc.	422	25,805
Thoratec Corp.*	617	20,799
Varian Medical Systems, Inc.*	1,211	83,511

		1,783,462

Health Care Providers & Services (1.9%)
AMERIGROUP Corp.*	515	34,649
AmerisourceBergen Corp.	2,773	110,033
Brookdale Senior Living, Inc.*	1,034	19,356
Cardinal Health, Inc.	3,600	155,196
Catalyst Health Solutions, Inc.*	432	27,531
Centene Corp.*	511	25,024
Cigna Corp.	2,771	136,472
Coventry Health Care, Inc.	1,528	54,351
DaVita, Inc.*	960	86,563
Express Scripts, Inc.*	4,681	253,617
Health Management Associates, Inc., Class A*	2,624	17,633
Henry Schein, Inc.*	955	72,274
HMS Holdings Corp.*	872	27,215
Laboratory Corp. of America Holdings*	1,031	94,378
LifePoint Hospitals, Inc.*	532	20,982
Lincare Holdings, Inc.	961	24,871
Magellan Health Services, Inc.*	318	15,522
McKesson Corp.	2,517	220,917
MEDNAX, Inc.*	498	37,036
Owens & Minor, Inc.	662	20,131
Patterson Cos., Inc.	1,010	33,734
PSS World Medical, Inc.*	544	13,785
Quest Diagnostics, Inc.	1,605	98,146
VCA Antech, Inc.*	886	20,564
WellCare Health Plans, Inc.*	433	31,124

		1,651,104

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,923	31,922
Cerner Corp.*	1,476	112,412

		144,334

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,510	156,230
Bio-Rad Laboratories, Inc., Class A*	202	20,945
Illumina, Inc.*	1,267	66,657
Life Technologies Corp.*	1,855	90,561
Mettler-Toledo International, Inc.*	325	60,044
Techne Corp.	370	25,937
Thermo Fisher Scientific, Inc.	3,921	221,066
Waters Corp.*	937	86,823

		728,263

Pharmaceuticals (3.5%)
Allergan, Inc.	3,164	301,941
Bristol-Myers Squibb Co.	17,670	596,362
Endo Pharmaceuticals Holdings, Inc.*	1,189	46,050
Hospira, Inc.*	1,735	64,872
Johnson & Johnson	28,335	1,868,977
Medicis Pharmaceutical Corp., Class A	650	24,433
Perrigo Co.	847	87,504
Salix Pharmaceuticals Ltd.*	595	31,237

		3,021,376

Total Health Care		9,212,196

Industrials (8.4%)
Aerospace & Defense (0.2%)
BE Aerospace, Inc.*	972	45,169
Hexcel Corp.*	989	23,746
Rockwell Collins, Inc.	1,587	91,348
Spirit AeroSystems Holdings, Inc., Class A*	1,173	28,691

		188,954

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	1,706	111,726
Expeditors International of Washington, Inc.	2,194	102,043
FedEx Corp.	3,035	279,099
United Parcel Service, Inc., Class B	7,581	611,938

		1,104,806

Airlines (0.2%)
Alaska Air Group, Inc.*	742	26,578
Delta Air Lines, Inc.*	8,412	83,363
JetBlue Airways Corp.*	2,605	12,739
Southwest Airlines Co.	8,206	67,617
U.S. Airways Group, Inc.*	1,635	12,410

		202,707

Building Products (0.2%)
A.O. Smith Corp.	403	18,115
Lennox International, Inc.	512	20,634
Masco Corp.	3,725	49,803
Owens Corning, Inc.*	1,200	43,236

		131,788

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,078	32,480
Covanta Holding Corp.	1,238	20,093
Herman Miller, Inc.	605	13,891
Iron Mountain, Inc.	1,908	54,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pitney Bowes, Inc.	1,925	$33,841
R.R. Donnelley & Sons Co.	1,992	24,681
United Stationers, Inc.	463	14,367

		194,303

Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,056	23,623
EMCOR Group, Inc.	695	19,265
Quanta Services, Inc.*	2,162	45,186

		88,074

Electrical Equipment (1.2%)
Acuity Brands, Inc.	447	28,085
AMETEK, Inc.	1,665	80,769
Belden, Inc.	491	18,614
Brady Corp., Class A	511	16,531
Cooper Industries plc	1,709	109,291
Emerson Electric Co.	7,666	400,012
General Cable Corp.*	541	15,732
GrafTech International Ltd.*	1,326	15,832
Hubbell, Inc., Class B	544	42,747
Regal-Beloit Corp.	402	26,351
Rockwell Automation, Inc.	1,483	118,195
Roper Industries, Inc.	977	96,879
Thomas & Betts Corp.*	538	38,688

		1,007,726

Industrial Conglomerates (1.1%)
3M Co.	6,711	598,688
Carlisle Cos., Inc.	618	30,851
Danaher Corp.	5,858	328,048

		957,587

Machinery (2.6%)
Actuant Corp., Class A	721	20,902
AGCO Corp.*	993	46,880
CLARCOR, Inc.	521	25,576
Cummins, Inc.	1,765	211,871
Deere & Co.	4,150	335,735
Donaldson Co., Inc.	1,454	51,951
Dover Corp.	1,908	120,090
Eaton Corp.	3,441	171,465
Gardner Denver, Inc.	534	33,653
Graco, Inc.	632	33,534
Harsco Corp.	824	19,331
IDEX Corp.	862	36,316
Illinois Tool Works, Inc.	4,361	249,100
Lincoln Electric Holdings, Inc.	875	39,655
Middleby Corp.*	196	19,831
Nordson Corp.	647	35,268
PACCAR, Inc.	3,817	178,750
Pall Corp.	1,178	70,244
Parker Hannifin Corp.	1,576	133,251
Pentair, Inc.	1,012	48,181
Robbins & Myers, Inc.	387	20,143
Snap-on, Inc.	588	35,850
SPX Corp.	521	40,393
Stanley Black & Decker, Inc.	1,725	132,756
Terex Corp.*	1,140	25,650
Toro Co.	318	22,613
Valmont Industries, Inc.	235	27,591
WABCO Holdings, Inc.*	697	42,155
Woodward, Inc.	603	25,827

		2,254,562

Marine (0.1%)
Alexander & Baldwin, Inc.	422	20,446
Kirby Corp.*	571	37,566

		58,012

Professional Services (0.3%)
Dun & Bradstreet Corp.	509	43,128
FTI Consulting, Inc.*	432	16,209
IHS, Inc., Class A*	477	44,671
Manpower, Inc.	830	39,317
Robert Half International, Inc.	1,501	45,480
Towers Watson & Co., Class A	559	36,933
Verisk Analytics, Inc., Class A*	1,305	61,296

		287,034

Road & Rail (0.4%)
Avis Budget Group, Inc.*	1,090	15,424
Con-way, Inc.	568	18,522
Genesee & Wyoming, Inc., Class A*	416	22,705
Hertz Global Holdings, Inc.*	2,474	37,209
J.B. Hunt Transport Services, Inc.	1,046	56,871
Kansas City Southern*	1,139	81,655
Landstar System, Inc.	493	28,456
Old Dominion Freight Line, Inc.*	566	26,981
Ryder System, Inc.	525	27,720

		315,543

Trading Companies & Distributors (0.5%)
Fastenal Co.	3,007	162,679
MSC Industrial Direct Co., Inc., Class A	490	40,807
W.W. Grainger, Inc.	607	130,390
Watsco, Inc.	258	19,102
WESCO International, Inc.*	445	29,063

		382,041

Total Industrials		7,173,137

Information Technology (32.3%)
Communications Equipment (3.6%)
Acme Packet, Inc.*	544	14,971
ADTRAN, Inc.	665	20,741
Arris Group, Inc.*	1,242	14,035
Aruba Networks, Inc.*	901	20,074
Ciena Corp.*	945	15,300
Cisco Systems, Inc.	53,960	1,141,254
F5 Networks, Inc.*	822	110,937
Harris Corp.	1,321	59,551
InterDigital, Inc.	460	16,036
JDS Uniphase Corp.*	2,260	32,747
Juniper Networks, Inc.*	5,414	123,872
Motorola Mobility Holdings, Inc.*	2,999	117,681
Motorola Solutions, Inc.	2,882	146,492
Plantronics, Inc.	493	19,848
Polycom, Inc.*	1,860	35,470
QUALCOMM, Inc.	17,267	1,174,501
Riverbed Technology, Inc.*	1,588	44,591
Tellabs, Inc.	3,463	14,025
ViaSat, Inc.*	436	21,020

		3,143,146

Computers & Peripherals (9.0%)
Apple, Inc.*	9,536	5,716,546
Dell, Inc.*	16,237	269,534
Diebold, Inc.	662	25,500
EMC Corp.*	21,173	632,649
Hewlett-Packard Co.	20,550	489,706
Lexmark International, Inc., Class A	811	26,958
NCR Corp.*	1,584	34,389
NetApp, Inc.*	3,780	169,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
QLogic Corp.*	1,076	$19,110
SanDisk Corp.*	2,454	121,694
Seagate Technology plc	4,345	117,098
Western Digital Corp.*	2,392	99,005

		7,721,419

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	1,742	104,119
Anixter International, Inc.*	311	22,557
Arrow Electronics, Inc.*	1,185	49,734
Avnet, Inc.*	1,584	57,642
Corning, Inc.	15,835	222,957
Dolby Laboratories, Inc., Class A*	549	20,895
Flextronics International Ltd.*	7,595	54,912
FLIR Systems, Inc.	1,664	42,116
Ingram Micro, Inc., Class A*	1,617	30,011
Itron, Inc.*	417	18,936
Jabil Circuit, Inc.	2,072	52,049
Molex, Inc.	672	18,897
National Instruments Corp.	955	27,237
TE Connectivity Ltd.	4,432	162,876
Tech Data Corp.*	482	26,153
Trimble Navigation Ltd.*	1,254	68,243
Vishay Intertechnology, Inc.*	1,490	18,118

		997,452

Internet Software & Services (3.0%)
Akamai Technologies, Inc.*	1,932	70,904
AOL, Inc.*	1,114	21,133
eBay, Inc.*	11,418	421,210
Equinix, Inc.*	486	76,521
Google, Inc., Class A*	2,625	1,683,255
Monster Worldwide, Inc.*	1,355	13,211
Rackspace Hosting, Inc.*	1,107	63,974
VistaPrint N.V.*	405	15,653
WebMD Health Corp.*	614	15,706
Yahoo!, Inc.*	12,256	186,536

		2,568,103

IT Services (5.9%)
Alliance Data Systems Corp.*	521	65,625
Amdocs Ltd.*	1,981	62,560
Automatic Data Processing, Inc.	5,080	280,365
Broadridge Financial Solutions, Inc.	1,269	30,342
Cognizant Technology Solutions Corp., Class A*	3,146	242,085
Computer Sciences Corp.	1,632	48,862
Convergys Corp.*	1,072	14,311
CoreLogic, Inc.*	1,199	19,568
DST Systems, Inc.	381	20,662
Fidelity National Information Services, Inc.	2,742	90,815
Fiserv, Inc.*	1,457	101,101
Gartner, Inc.*	916	39,058
Genpact Ltd.*	1,090	17,767
Global Payments, Inc.	839	39,827
International Business Machines Corp.	11,469	2,393,007
Jack Henry & Associates, Inc.	892	30,435
Lender Processing Services, Inc.	876	22,776
Mastercard, Inc., Class A	1,086	456,706
NeuStar, Inc., Class A*	749	27,900
Paychex, Inc.	3,341	103,538
Teradata Corp.*	1,727	117,695
Total System Services, Inc.	2,013	46,440
VeriFone Systems, Inc.*	982	50,936
Visa, Inc., Class A	5,407	638,026
Western Union Co.	6,531	114,946
Wright Express Corp.*	404	26,151

		5,101,504

Office Electronics (0.2%)
Xerox Corp.	14,419	116,506
Zebra Technologies Corp., Class A*	555	22,855

		139,361

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	5,988	48,024
Altera Corp.	3,321	132,242
Analog Devices, Inc.	3,073	124,149
Applied Materials, Inc.	13,674	170,105
Atmel Corp.*	4,488	44,252
Cavium, Inc.*	503	15,563
Cypress Semiconductor Corp.*	1,810	28,290
Fairchild Semiconductor International, Inc.*	1,329	19,536
First Solar, Inc.*	589	14,754
Hittite Microwave Corp.*	293	15,913
Intel Corp.	52,345	1,471,418
Intersil Corp., Class A	1,297	14,526
KLA-Tencor Corp.	1,732	94,255
Lam Research Corp.*	1,279	57,069
Linear Technology Corp.	2,187	73,702
LSI Corp.*	6,029	52,332
Marvell Technology Group Ltd.*	5,259	82,724
MEMC Electronic Materials, Inc.*	2,417	8,725
Microchip Technology, Inc.	1,963	73,024
Micron Technology, Inc.*	9,019	73,054
Novellus Systems, Inc.*	734	36,634
NVIDIA Corp.*	6,187	95,218
OmniVision Technologies, Inc.*	616	12,320
ON Semiconductor Corp.*	4,558	41,068
PMC-Sierra, Inc.*	2,428	17,554
Rambus, Inc.*	1,067	6,882
Semtech Corp.*	685	19,495
Silicon Laboratories, Inc.*	459	19,737
Skyworks Solutions, Inc.*	1,917	53,005
Teradyne, Inc.*	1,912	32,294
Texas Instruments, Inc.	11,661	391,926
TriQuint Semiconductor, Inc.*	1,735	11,963
Xilinx, Inc.	2,730	99,454

		3,451,207

Software (5.4%)
Adobe Systems, Inc.*	5,075	174,123
ANSYS, Inc.*	941	61,184
Ariba, Inc.*	996	32,579
Autodesk, Inc.*	2,380	100,722
BMC Software, Inc.*	1,790	71,886
CA, Inc.	3,788	104,397
Cadence Design Systems, Inc.*	2,793	33,069
Check Point Software Technologies Ltd.*	1,733	110,635
Citrix Systems, Inc.*	1,904	150,245
Compuware Corp.*	2,267	20,834
Concur Technologies, Inc.*	492	28,231
Electronic Arts, Inc.*	3,439	56,675
FactSet Research Systems, Inc.	436	43,181
Fortinet, Inc.*	1,226	33,899
Informatica Corp.*	1,048	55,439
Intuit, Inc.	2,868	172,453
MICROS Systems, Inc.*	833	46,057
Microsoft Corp.	77,267	2,491,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nuance Communications, Inc.*	2,349	$60,087
Parametric Technology Corp.*	1,226	34,254
Progress Software Corp.*	693	16,369
Red Hat, Inc.*	1,960	117,384
Rovi Corp.*	1,093	35,577
Salesforce.com, Inc.*	1,200	185,412
Solera Holdings, Inc.	724	33,224
Symantec Corp.*	7,727	144,495
Synopsys, Inc.*	1,505	46,143
TIBCO Software, Inc.*	1,639	49,990
VMware, Inc., Class A*	838	94,166

		4,604,571

Total Information Technology		27,726,763

Materials (1.6%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	2,049	188,098
Airgas, Inc.	668	59,432
Cabot Corp.	599	25,565
Ecolab, Inc.	2,850	175,902
International Flavors & Fragrances, Inc.	825	48,345
Praxair, Inc.	3,107	356,187
Sensient Technologies Corp.	521	19,798
Sigma-Aldrich Corp.	1,079	78,832

		952,159

Construction Materials (0.0%)
Eagle Materials, Inc.	475	16,506

Containers & Packaging (0.3%)
AptarGroup, Inc.	639	34,998
Ball Corp.	1,698	72,810
Bemis Co., Inc.	1,069	34,518
Owens-Illinois, Inc.*	1,662	38,791
Sealed Air Corp.	1,998	38,581
Sonoco Products Co.	1,037	34,429

		254,127

Metals & Mining (0.1%)
Compass Minerals International, Inc.	338	24,248
Reliance Steel & Aluminum Co.	756	42,699

		66,947

Paper & Forest Products (0.1%)
AbitibiBowater, Inc.*	770	10,996
Domtar Corp.	419	39,964
MeadWestvaco Corp.	1,774	56,041

		107,001

Total Materials		1,396,740

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
AboveNet, Inc.*	242	20,038
AT&T, Inc.	61,444	1,918,896
CenturyLink, Inc.	6,300	243,495
Frontier Communications Corp.	10,337	43,105
tw telecom, Inc.*	1,544	34,215
Windstream Corp.	5,281	61,841

		2,321,590

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	2,503	133,510
MetroPCS Communications, Inc.*	3,303	29,793
NII Holdings, Inc.*	1,804	33,031
SBA Communications Corp., Class A*	1,144	58,127
Telephone & Data Systems, Inc.	563	13,033

		267,494

Total Telecommunication Services		2,589,084

Utilities (1.1%)
Electric Utilities (0.2%)
Cleco Corp.	630	24,980
Hawaiian Electric Industries, Inc.	994	25,198
IDACORP, Inc.	517	21,259
ITC Holdings Corp.	533	41,009
Portland General Electric Co.	776	19,384

		131,830

Gas Utilities (0.4%)
AGL Resources, Inc.	1,198	46,986
Atmos Energy Corp.	931	29,289
New Jersey Resources Corp.	430	19,165
ONEOK, Inc.	995	81,252
Piedmont Natural Gas Co., Inc.	745	23,147
Questar Corp.	1,823	35,111
South Jersey Industries, Inc.	309	15,462
Southwest Gas Corp.	476	20,344
WGL Holdings, Inc.	533	21,693

		292,449

Multi-Utilities (0.5%)
CMS Energy Corp.	2,616	57,552
Consolidated Edison, Inc.	3,021	176,487
Integrys Energy Group, Inc.	809	42,869
MDU Resources Group, Inc.	1,781	39,877
NiSource, Inc.	2,908	70,810
OGE Energy Corp.	999	53,446

		441,041

Water Utilities (0.0%)
Aqua America, Inc.	1,433	31,942

Total Utilities		897,262

Total Investments (99.8%) (Cost $73,971,632)		85,646,740
Other Assets Less Liabilities (0.2%)		187,546

Net Assets (100%)		$85,834,286

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,839,117	$—	$—	$10,839,117
Consumer Staples	8,770,216	—	—	8,770,216
Energy	2,188,146	—	—	2,188,146
Financials	14,818,290	35,789	—	14,854,079
Health Care	9,212,196	—	—	9,212,196
Industrials	7,173,137	—	—	7,173,137
Information Technology	27,686,936	—	39,827	27,726,763
Materials	1,396,740	—	—	1,396,740
Telecommunication Services	2,589,084	—	—	2,589,084
Utilities	897,262	—	—	897,262

Total Assets	$85,571,124	$35,789	$39,827	$85,646,740

Total Liabilities	$—	$—	$—	$—

Total	$85,571,124	$35,789	$39,827	$85,646,740

(a)	A Security with a market value of $20,741 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $35,789 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	75
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	39,752
Transfers out of Level 3	—

Balance as of 3/31/12	$39,827

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$75

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$39,827	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$39,827

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$525,053
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$959,516

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,466,572
Aggregate gross unrealized depreciation	(1,885,904)

Net unrealized appreciation	$11,580,668

Federal income tax cost of investments	$74,066,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	539,400	$17,303,952

Household Durables (0.8%)
NVR, Inc.*	14,100	10,241,253

Media (6.0%)
CBS Corp., Class B	93,000	3,153,630
Comcast Corp., Class A	714,200	21,433,142
DreamWorks Animation SKG, Inc., Class A*	144,700	2,669,715
Gannett Co., Inc.	824,300	12,636,519
Scripps Networks Interactive, Inc., Class A	236,300	11,505,447
Time Warner Cable, Inc.	206,430	16,824,045
Viacom, Inc., Class B	128,300	6,089,118

		74,311,616

Multiline Retail (0.5%)
Target Corp.	116,500	6,788,455

Specialty Retail (2.0%)
Home Depot, Inc.	241,300	12,139,803
Signet Jewelers Ltd.	161,700	7,645,176
Tiffany & Co.	82,100	5,675,573

		25,460,552

Textiles, Apparel & Luxury Goods (3.5%)
Coach, Inc.	144,400	11,159,232
Lululemon Athletica, Inc.*	74,200	5,541,256
Michael Kors Holdings Ltd.*	187,400	8,730,966
NIKE, Inc., Class B	164,300	17,816,692

		43,248,146

Total Consumer Discretionary		177,353,974

Consumer Staples (0.9%)
Tobacco (0.9%)
Philip Morris International, Inc.	120,172	10,648,441

Total Consumer Staples		10,648,441

Energy (17.5%)
Energy Equipment & Services (5.9%)
Dril-Quip, Inc.*	260,200	16,918,204
Ensco plc (ADR)	223,600	11,835,148
Halliburton Co.	610,300	20,255,857
Schlumberger Ltd.	226,300	15,825,159
Weatherford International Ltd.*	553,600	8,353,824

		73,188,192

Oil, Gas & Consumable Fuels (11.6%)
Cenovus Energy, Inc.	573,200	20,600,808
Chevron Corp.	470,512	50,457,707
Cobalt International Energy, Inc.*	281,100	8,441,433
Encana Corp.	247,300	4,859,445
Noble Energy, Inc.	200,300	19,585,334
Royal Dutch Shell plc (ADR), Class A	434,800	30,492,524
TransCanada Corp.	251,400	10,810,200

		145,247,451

Total Energy		218,435,643

Financials (14.4%)
Capital Markets (1.9%)
BlackRock, Inc.	28,500	5,839,650
Goldman Sachs Group, Inc.	146,200	18,182,894

		24,022,544

Commercial Banks (1.6%)
BB&T Corp.	408,500	12,822,815
Wells Fargo & Co.	188,800	6,445,632

		19,268,447

Diversified Financial Services (1.3%)
JPMorgan Chase & Co.	174,536	8,025,165
NYSE Euronext	254,100	7,625,541

		15,650,706

Insurance (3.9%)
ACE Ltd.	96,700	7,078,440
Aflac, Inc.	158,500	7,289,415
Allstate Corp.	436,400	14,366,288
Aon Corp.	269,100	13,202,046
Progressive Corp.	294,500	6,826,510

		48,762,699

Real Estate Investment Trusts (REITs) (5.7%)
American Tower Corp. (REIT)	821,200	51,752,024
Ventas, Inc. (REIT)	234,800	13,407,080
Weyerhaeuser Co. (REIT)	279,000	6,115,680

		71,274,784

Total Financials		178,979,180

Health Care (14.1%)
Biotechnology (3.7%)
Gilead Sciences, Inc.*	689,700	33,691,845
Seattle Genetics, Inc.*	606,000	12,350,280

		46,042,125

Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	1,462,900	8,748,142

Health Care Providers & Services (2.8%)
AMERIGROUP Corp.*	193,800	13,038,864
Centene Corp.*	103,100	5,048,807
Express Scripts, Inc.*	163,600	8,863,848
Universal Health Services, Inc., Class B	190,100	7,967,091

		34,918,610

Health Care Technology (1.9%)
Cerner Corp.*	307,600	23,426,816

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	39,800	7,353,050

Pharmaceuticals (4.4%)
Allergan, Inc.	363,912	34,728,122
Shire plc (ADR)	219,600	20,807,100

		55,535,222

Total Health Care		176,023,965

Industrials (8.4%)
Commercial Services & Supplies (1.3%)
Iron Mountain, Inc.	345,700	9,956,160
Republic Services, Inc.	216,700	6,622,352

		16,578,512

Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc.*	134,700	5,976,639

Electrical Equipment (0.1%)
Polypore International, Inc.*	58,600	2,060,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.7%)
Danaher Corp.	271,800	$15,220,800
General Electric Co.	288,728	5,794,771

		21,015,571

Machinery (2.9%)
Caterpillar, Inc.	146,500	15,605,180
Eaton Corp.	214,200	10,673,586
Stanley Black & Decker, Inc.	122,700	9,442,992

		35,721,758

Professional Services (0.7%)
Nielsen Holdings N.V.*	278,500	8,393,990

Road & Rail (1.2%)
Norfolk Southern Corp.	221,800	14,601,094

Total Industrials		104,347,940

Information Technology (20.3%)
Communications Equipment (1.8%)
Juniper Networks, Inc.*	339,800	7,774,624
QUALCOMM, Inc.	218,400	14,855,568

		22,630,192

Computers & Peripherals (6.2%)
Apple, Inc.*	110,400	66,181,488
Hewlett-Packard Co.	451,800	10,766,394

		76,947,882

Electronic Equipment, Instruments & Components (2.1%)
Flextronics International Ltd.*	1,681,900	12,160,137
Jabil Circuit, Inc.	570,000	14,318,400

		26,478,537

Internet Software & Services (3.0%)
Equinix, Inc.*	97,500	15,351,375
Google, Inc., Class A*	33,980	21,789,335

		37,140,710

IT Services (3.5%)
Accenture plc, Class A	163,800	10,565,100
International Business Machines Corp.	46,300	9,660,495
Jack Henry & Associates, Inc.	190,300	6,493,036
Vantiv, Inc., Class A*	292,000	5,731,960
Visa, Inc., Class A	95,100	11,221,800

		43,672,391

Semiconductors & Semiconductor Equipment (2.0%)
Broadcom Corp., Class A*	376,800	14,808,240
First Solar, Inc.*	79,700	1,996,485
Freescale Semiconductor Holdings I Ltd.*	504,900	7,770,411

		24,575,136

Software (1.7%)
Oracle Corp.	753,300	21,966,228

Total Information Technology		253,411,076

Materials (5.2%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	112,700	10,345,860
LyondellBasell Industries N.V., Class A	173,800	7,586,370
Monsanto Co.	149,200	11,900,192

		29,832,422

Metals & Mining (2.8%)
Allegheny Technologies, Inc.	269,200	11,082,964
Barrick Gold Corp.	165,300	7,187,244
Cliffs Natural Resources, Inc.	110,400	7,646,304
Freeport-McMoRan Copper & Gold, Inc.	81,000	3,081,240
Nucor Corp.	150,200	6,451,090

		35,448,842

Total Materials		65,281,264

Utilities (2.1%)
Electric Utilities (1.2%)
Edison International	271,100	11,524,461
PPL Corp.	140,500	3,970,530

		15,494,991

Multi-Utilities (0.9%)
PG&E Corp.	248,900	10,804,749

Total Utilities		26,299,740

Total Investments (97.1%) (Cost $907,066,751)		1,210,781,223
Other Assets Less Liabilities (2.9%)		35,924,775

Net Assets (100%)		$1,246,705,998

*	Non-income producing.

Glossary:
ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$177,353,974	$—	$—	$177,353,974
Consumer Staples	10,648,441	—	—	10,648,441
Energy	218,435,643	—	—	218,435,643
Financials	178,979,180	—	—	178,979,180
Health Care	176,023,965	—	—	176,023,965
Industrials	104,347,940	—	—	104,347,940
Information Technology	253,411,076	—	—	253,411,076
Materials	65,281,264	—	—	65,281,264
Utilities	26,299,740	—	—	26,299,740

Total Assets	$1,210,781,223	$—	$—	$1,210,781,223

Total Liabilities	$—	$—	$—	$—

Total	$1,210,781,223	$—	$—	$1,210,781,223

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$111,560,563
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$150,636,578

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$332,902,987
Aggregate gross unrealized depreciation	(29,028,915)

Net unrealized appreciation	$303,874,072

Federal income tax cost of investments	$906,907,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.4%)
Autoliv, Inc.	28,700	$1,924,335
BorgWarner, Inc.*	37,130	3,131,544
Cooper Tire & Rubber Co.	23,100	351,582
Dana Holding Corp.	52,900	819,950
Federal-Mogul Corp.*	20,800	357,968
Fuel Systems Solutions, Inc.*	11,800	308,688
Gentex Corp.	47,200	1,156,400
Goodyear Tire & Rubber Co.*	99,100	1,111,902
Johnson Controls, Inc.	215,630	7,003,662
Lear Corp.	35,400	1,645,746
Modine Manufacturing Co.*	830	7,329
Stoneridge, Inc.*	800	7,912
Tenneco, Inc.*	22,600	839,590
TRW Automotive Holdings Corp.*	34,500	1,602,525
Visteon Corp.*	17,300	916,900

		21,186,033

Automobiles (0.5%)
Ford Motor Co.	1,199,536	14,982,205
General Motors Co.*	243,100	6,235,515
Harley-Davidson, Inc.	78,150	3,835,602
Tesla Motors, Inc.*	18,900	703,836
Thor Industries, Inc.	14,600	460,776
Winnebago Industries, Inc.*	1,470	14,406

		26,232,340

Distributors (0.1%)
Core-Mark Holding Co., Inc.	40	1,637
Genuine Parts Co.	52,000	3,263,000
LKQ Corp.*	54,000	1,683,180
Pool Corp.	15,900	594,978

		5,542,795

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	8,600	326,800
Apollo Group, Inc., Class A*	40,930	1,581,535
Ascent Capital Group, Inc., Class A*	250	11,822
Capella Education Co.*	7,800	280,410
Career Education Corp.*	23,900	192,634
Coinstar, Inc.*	10,400	660,920
DeVry, Inc.	25,800	873,846
H&R Block, Inc.	108,150	1,781,231
Hillenbrand, Inc.	20,700	475,065
ITT Educational Services, Inc.*	9,800	648,172
School Specialty, Inc.*	500	1,770
Service Corp. International	96,300	1,084,338
Sotheby’s, Inc.	25,300	995,302
Steiner Leisure Ltd.*	150	7,325
Strayer Education, Inc.	4,300	405,404
Weight Watchers International, Inc.	11,700	903,123

		10,229,697

Hotels, Restaurants & Leisure (2.1%)
Bally Technologies, Inc.*	14,300	668,525
Biglari Holdings, Inc.*	27	10,877
BJ’s Restaurants, Inc.*	7,950	400,283
Brinker International, Inc.	29,190	804,184
Buffalo Wild Wings, Inc.*	6,100	553,209
Carnival Corp.	140,360	4,502,749
Cheesecake Factory, Inc.*	22,800	670,092
Chipotle Mexican Grill, Inc.*	10,800	4,514,400
Cracker Barrel Old Country Store, Inc.	7,400	412,920
Darden Restaurants, Inc.	41,150	2,105,234
Denny’s Corp.*	2,590	10,464
Domino’s Pizza, Inc.	20,900	758,670
Dunkin’ Brands Group, Inc.	12,600	379,386
Hyatt Hotels Corp., Class A*	16,500	704,880
International Game Technology	112,660	1,891,561
International Speedway Corp., Class A	14,900	413,475
Interval Leisure Group, Inc.	1,064	18,514
Isle of Capri Casinos, Inc.*	420	2,965
Krispy Kreme Doughnuts, Inc.*	1,140	8,322
Las Vegas Sands Corp.	125,400	7,219,278
Life Time Fitness, Inc.*	14,000	707,980
Marriott International, Inc., Class A	85,125	3,221,981
Marriott Vacations Worldwide Corp.*	8,512	242,677
McDonald’s Corp.	332,440	32,612,364
MGM Resorts International*	103,400	1,408,308
O’Charleys, Inc.*	60	590
Panera Bread Co., Class A*	9,500	1,528,740
Penn National Gaming, Inc.*	25,700	1,104,586
Royal Caribbean Cruises Ltd.	47,950	1,411,169
Ruby Tuesday, Inc.*	1,320	12,052
Scientific Games Corp., Class A*	30,000	349,800
Six Flags Entertainment Corp.	12,342	577,235
Starbucks Corp.	243,950	13,634,365
Starwood Hotels & Resorts Worldwide, Inc.	64,000	3,610,240
Vail Resorts, Inc.	16,600	717,950
Wendy’s Co.	99,100	496,491
WMS Industries, Inc.*	19,600	465,108
Wyndham Worldwide Corp.	49,870	2,319,454
Wynn Resorts Ltd.	20,400	2,547,552
Yum! Brands, Inc.	149,840	10,665,611

		103,684,241

Household Durables (0.4%)
Blyth, Inc.	360	26,939
CSS Industries, Inc.	240	4,670
D.R. Horton, Inc.	112,300	1,703,591
Garmin Ltd.	35,500	1,666,725
Harman International Industries, Inc.	26,390	1,235,316
Jarden Corp.	29,900	1,202,877
Leggett & Platt, Inc.	56,000	1,288,560
Lennar Corp., Class A	61,000	1,657,980
M.D.C. Holdings, Inc.	15,500	399,745
Mohawk Industries, Inc.*	21,200	1,410,012
Newell Rubbermaid, Inc.	96,300	1,715,103
NVR, Inc.*	2,100	1,525,293
PulteGroup, Inc.*	134,500	1,190,325
Tempur-Pedic International, Inc.*	21,900	1,849,017
Toll Brothers, Inc.*	56,300	1,350,637
Tupperware Brands Corp.	20,600	1,308,100
Whirlpool Corp.	28,420	2,184,361

		21,719,251

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	116,480	23,588,365
Expedia, Inc.	35,405	1,183,943
Groupon, Inc.*	18,100	332,678
HomeAway, Inc.*	9,700	246,089
HSN, Inc.	13,200	501,996
Liberty Interactive Corp.*	198,730	3,793,756
Netflix, Inc.*	17,800	2,047,712
Orbitz Worldwide, Inc.*	470	1,434
Overstock.com, Inc.*	600	3,144
priceline.com, Inc.*	15,980	11,465,650
Shutterfly, Inc.*	9,870	309,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
TripAdvisor, Inc.*	35,405	$1,262,896

		44,736,890

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	862,625
Hasbro, Inc.	43,700	1,604,664
Leapfrog Enterprises, Inc.*	1,750	14,630
Mattel, Inc.	115,500	3,887,730
Polaris Industries, Inc.	23,600	1,702,740
Steinway Musical Instruments, Inc.*	140	3,500

		8,075,889

Media (3.2%)
AMC Networks, Inc., Class A*	21,212	946,692
Arbitron, Inc.	8,900	329,122
Cablevision Systems Corp. - New York Group, Class A	84,850	1,245,598
CBS Corp., Class B	221,120	7,498,179
Charter Communications, Inc., Class A*	19,600	1,243,620
Cinemark Holdings, Inc.	31,500	691,425
Clear Channel Outdoor Holdings, Inc., Class A*	31,000	247,380
Comcast Corp., Class A	881,924	26,466,539
DIRECTV, Class A*	228,646	11,281,394
Discovery Communications, Inc., Class A*	85,400	4,321,240
DISH Network Corp., Class A	75,660	2,491,484
DreamWorks Animation SKG, Inc., Class A*	23,700	437,265
Gannett Co., Inc.	90,000	1,379,700
Global Sources Ltd.*	523	3,222
Harte-Hanks, Inc.	1,100	9,955
Interpublic Group of Cos., Inc.	149,400	1,704,654
John Wiley & Sons, Inc., Class A	17,000	809,030
Knology, Inc.*	70	1,274
Lamar Advertising Co., Class A*	21,400	693,574
Liberty Global, Inc., Class A*	91,900	4,602,352
Liberty Media Corp. - Liberty Capital*	41,097	3,622,700
Live Nation Entertainment, Inc.*	51,860	487,484
Madison Square Garden Co., Class A*	25,087	857,975
McGraw-Hill Cos., Inc.	88,730	4,300,743
Meredith Corp.	11,800	383,028
Morningstar, Inc.	8,300	523,315
New York Times Co., Class A*	51,200	347,648
News Corp., Class A	689,894	13,584,013
Omnicom Group, Inc.	90,500	4,583,825
Pandora Media, Inc.*	26,000	265,460
Scripps Networks Interactive, Inc., Class A	34,700	1,689,543
Sirius XM Radio, Inc.*	1,274,700	2,944,557
Thomson Reuters Corp.	127,500	3,684,750
Time Warner Cable, Inc.	103,402	8,427,263
Time Warner, Inc.	324,326	12,243,306
Viacom, Inc., Class B	178,960	8,493,442
Virgin Media, Inc.	97,200	2,428,056
Walt Disney Co.	573,468	25,106,429
Washington Post Co., Class B	2,300	859,211

		161,236,447

Multiline Retail (0.8%)
Big Lots, Inc.*	21,700	933,534
Dillard’s, Inc., Class A	10,300	649,106
Dollar General Corp.*	32,800	1,515,360
Dollar Tree, Inc.*	40,425	3,819,758
Family Dollar Stores, Inc.	45,250	2,863,420
J.C. Penney Co., Inc.	56,050	1,985,852
Kohl’s Corp.	81,010	4,052,930
Macy’s, Inc.	141,900	5,637,687
Nordstrom, Inc.	53,890	3,002,751
Saks, Inc.*	38,100	442,341
Sears Holdings Corp.*	13,100	867,875
Target Corp.	223,360	13,015,187

		38,785,801

Specialty Retail (2.4%)
Aaron’s, Inc.	27,400	709,660
Abercrombie & Fitch Co., Class A	29,600	1,468,456
Advance Auto Parts, Inc.	25,850	2,289,535
Aeropostale, Inc.*	26,600	575,092
American Eagle Outfitters, Inc.	79,100	1,359,729
ANN, Inc.*	17,200	492,608
Ascena Retail Group, Inc.*	22,400	992,768
AutoNation, Inc.*	13,800	473,478
AutoZone, Inc.*	8,590	3,193,762
Bed Bath & Beyond, Inc.*	79,450	5,225,426
Best Buy Co., Inc.	104,210	2,467,693
Buckle, Inc.	8,900	426,310
Cabela’s, Inc.*	15,800	602,770
CarMax, Inc.*	81,950	2,839,568
Charming Shoppes, Inc.*	2,540	14,986
Chico’s FAS, Inc.	67,550	1,020,005
Children’s Place Retail Stores, Inc.*	8,600	444,362
Christopher & Banks Corp.	1,620	3,013
Dick’s Sporting Goods, Inc.	31,100	1,495,288
DSW, Inc., Class A	7,600	416,252
Express, Inc.*	17,800	444,644
Finish Line, Inc., Class A	17,100	362,862
Foot Locker, Inc.	51,200	1,589,760
GameStop Corp., Class A	46,700	1,019,928
Gap, Inc.	116,890	3,055,505
Genesco, Inc.*	7,800	558,870
Guess?, Inc.	29,000	906,250
hhgregg, Inc.*	60	683
Hibbett Sports, Inc.*	9,000	490,950
Home Depot, Inc.	507,960	25,555,468
Jos. A. Bank Clothiers, Inc.*	9,500	478,895
Limited Brands, Inc.	79,590	3,820,320
Lowe’s Cos., Inc.	419,240	13,155,751
Men’s Wearhouse, Inc.	19,100	740,507
Monro Muffler Brake, Inc.	10,000	414,900
New York & Co., Inc.*	1,660	6,192
Office Depot, Inc.*	104,200	359,490
OfficeMax, Inc.*	32,100	183,612
Orchard Supply Hardware Stores Corp., Class A*	591	12,204
O’Reilly Automotive, Inc.*	41,550	3,795,592
PetSmart, Inc.	38,400	2,197,248
Pier 1 Imports, Inc.*	32,300	587,214
RadioShack Corp.	35,500	220,810
Rent-A-Center, Inc.	21,010	793,128
Ross Stores, Inc.	79,360	4,610,816
Sally Beauty Holdings, Inc.*	32,500	806,000
Select Comfort Corp.*	18,300	592,737
Signet Jewelers Ltd.	32,380	1,530,926
Sonic Automotive, Inc., Class A	990	17,731
Stage Stores, Inc.	1,110	18,026
Staples, Inc.	241,750	3,911,515
Systemax, Inc.*	1,000	16,860
Tiffany & Co.	46,000	3,179,980
TJX Cos., Inc.	250,200	9,935,442
Tractor Supply Co.	23,900	2,164,384
Ulta Salon Cosmetics & Fragrance, Inc.	15,400	1,430,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	35,150	$1,023,216
Wet Seal, Inc., Class A*	3,010	10,384
Williams-Sonoma, Inc.	35,800	1,341,784
Zumiez, Inc.*	1,260	45,499

		117,897,350

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	15,680	780,394
Coach, Inc.	97,320	7,520,890
Columbia Sportswear Co.	7,300	346,385
Crocs, Inc.*	31,190	652,495
Deckers Outdoor Corp.*	12,800	807,040
Fossil, Inc.*	19,100	2,520,818
Hanesbrands, Inc.*	42,700	1,261,358
Iconix Brand Group, Inc.*	26,000	451,880
K-Swiss, Inc., Class A*	350	1,435
Maidenform Brands, Inc.*	310	6,978
Movado Group, Inc.	280	6,874
NIKE, Inc., Class B	116,980	12,685,311
Perry Ellis International, Inc.*	700	13,069
PVH Corp.	23,440	2,093,895
Ralph Lauren Corp.	21,170	3,690,566
Steven Madden Ltd.*	12,735	544,421
Under Armour, Inc., Class A*	12,900	1,212,600
Unifi, Inc.*	736	7,110
VF Corp.	28,800	4,204,224
Warnaco Group, Inc.*	14,500	846,800
Wolverine World Wide, Inc.	21,100	784,498

		40,439,041

Total Consumer Discretionary		599,765,775

Consumer Staples (9.3%)
Beverages (2.0%)
Beam, Inc.	49,350	2,890,430
Brown-Forman Corp., Class B	36,800	3,068,752
Coca-Cola Co.	630,270	46,646,283
Coca-Cola Enterprises, Inc.	105,600	3,020,160
Constellation Brands, Inc., Class A*	67,300	1,587,607
Dr. Pepper Snapple Group, Inc.	69,410	2,790,976
Molson Coors Brewing Co., Class B	49,250	2,228,562
Monster Beverage Corp.*	50,000	3,104,500
PepsiCo, Inc.	506,490	33,605,611

		98,942,881

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	13,000	720,980
Costco Wholesale Corp.	141,550	12,852,740
CVS Caremark Corp.	434,510	19,466,048
Fresh Market, Inc.*	9,000	431,550
Kroger Co.	185,210	4,487,638
Ruddick Corp.	16,800	673,680
Safeway, Inc.	120,040	2,426,009
SUPERVALU, Inc.	80,200	457,942
Sysco Corp.	191,850	5,728,641
United Natural Foods, Inc.*	20,200	942,532
Walgreen Co.	296,680	9,935,813
Wal-Mart Stores, Inc.	564,020	34,518,024
Whole Foods Market, Inc.	48,800	4,060,160

		96,701,757

Food Products (1.7%)
Archer-Daniels-Midland Co.	223,960	7,090,574
Bunge Ltd.	51,980	3,557,511
Campbell Soup Co.	58,700	1,986,995
ConAgra Foods, Inc.	141,750	3,722,355
Corn Products International, Inc.	23,600	1,360,540
Darling International, Inc.*	37,400	651,508
Dean Foods Co.*	65,000	787,150
Flowers Foods, Inc.	43,200	879,984
General Mills, Inc.	207,500	8,185,875
Green Mountain Coffee Roasters, Inc.*	41,766	1,956,319
H.J. Heinz Co.	101,500	5,435,325
Hain Celestial Group, Inc.*	11,800	516,958
Hershey Co.	50,250	3,081,833
Hormel Foods Corp.	52,200	1,540,944
J.M. Smucker Co.	38,627	3,142,693
Kellogg Co.	81,300	4,360,119
Kraft Foods, Inc., Class A	533,710	20,286,317
McCormick & Co., Inc. (Non-Voting)	48,950	2,664,348
Mead Johnson Nutrition Co.	67,100	5,534,408
Ralcorp Holdings, Inc.*	20,800	1,541,072
Sara Lee Corp.	193,550	4,167,132
Smithfield Foods, Inc.*	52,000	1,145,560
TreeHouse Foods, Inc.*	15,900	946,050
Tyson Foods, Inc., Class A	95,200	1,823,080

		86,364,650

Household Products (1.8%)
Church & Dwight Co., Inc.	47,500	2,336,525
Clorox Co.	44,150	3,035,312
Colgate-Palmolive Co.	157,410	15,391,550
Energizer Holdings, Inc.*	20,850	1,546,653
Kimberly-Clark Corp.	124,500	9,199,305
Procter & Gamble Co.	887,180	59,627,368

		91,136,713

Personal Products (0.2%)
Avon Products, Inc.	143,950	2,786,872
Estee Lauder Cos., Inc., Class A	74,500	4,614,530
Herbalife Ltd.	38,900	2,677,098
Nu Skin Enterprises, Inc., Class A	17,100	990,261

		11,068,761

Tobacco (1.6%)
Altria Group, Inc.	676,890	20,895,594
Lorillard, Inc.	44,350	5,742,438
Philip Morris International, Inc.	567,430	50,279,973
Reynolds American, Inc.	113,600	4,707,584

		81,625,589

Total Consumer Staples		465,840,351

Energy (10.4%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	25,000	1,122,250
Baker Hughes, Inc.	145,984	6,122,569
Bristow Group, Inc.	13,300	634,809
Cameron International Corp.*	81,050	4,281,871
CARBO Ceramics, Inc.	7,200	759,240
Core Laboratories N.V.	16,800	2,210,376
Diamond Offshore Drilling, Inc.	23,210	1,549,267
Dresser-Rand Group, Inc.*	26,400	1,224,696
Dril-Quip, Inc.*	12,800	832,256
FMC Technologies, Inc.*	80,500	4,058,810
Halliburton Co.	297,830	9,884,978
Helix Energy Solutions Group, Inc.*	36,700	653,260
Helmerich & Payne, Inc.	35,600	1,920,620
Hornbeck Offshore Services, Inc.*	9,900	416,097
Key Energy Services, Inc.*	45,100	696,795
Lufkin Industries, Inc.	11,000	887,150
McDermott International, Inc.*	84,700	1,085,007
Nabors Industries Ltd.*	99,790	1,745,327
National Oilwell Varco, Inc.	137,680	10,941,430
Oceaneering International, Inc.	41,600	2,241,824
Oil States International, Inc.*	18,900	1,475,334
Patterson-UTI Energy, Inc.	63,600	1,099,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Rowan Cos., Inc.*	43,300	$1,425,869
Schlumberger Ltd.	434,755	30,402,417
SEACOR Holdings, Inc.*	8,500	814,130
Superior Energy Services, Inc.*	56,171	1,480,668
Tidewater, Inc.	19,600	1,058,792
Unit Corp.*	20,200	863,752

		91,889,238

Oil, Gas & Consumable Fuels (8.6%)
Alpha Natural Resources, Inc.*	84,839	1,290,401
Anadarko Petroleum Corp.	160,680	12,587,671
Apache Corp.	121,780	12,231,583
Arch Coal, Inc.	68,500	733,635
Berry Petroleum Co., Class A	23,500	1,107,555
Bill Barrett Corp.*	20,430	531,384
Cabot Oil & Gas Corp.	68,600	2,138,262
Cheniere Energy, Inc.*	40,400	605,192
Chesapeake Energy Corp.	217,910	5,048,975
Chevron Corp.	639,000	68,526,360
Cimarex Energy Co.	29,760	2,245,987
Cobalt International Energy, Inc.*	34,000	1,021,020
Concho Resources, Inc.*	33,100	3,378,848
ConocoPhillips	424,576	32,272,022
Consol Energy, Inc.	80,350	2,739,935
Continental Resources, Inc.*	11,600	995,512
CVR Energy, Inc.*	22,750	608,563
Denbury Resources, Inc.*	141,659	2,582,444
Devon Energy Corp.	139,230	9,902,038
El Paso Corp.	249,150	7,362,383
Energen Corp.	27,200	1,336,880
Energy XXI Bermuda Ltd.*	24,700	891,917
EOG Resources, Inc.	88,400	9,821,240
EQT Corp.	45,500	2,193,555
Exxon Mobil Corp.#	1,565,744	135,796,977
Forest Oil Corp.*	42,500	515,100
Golar LNG Ltd.	13,200	502,260
Gulfport Energy Corp.*	13,700	398,944
Hess Corp.	97,720	5,760,594
HollyFrontier Corp.	63,132	2,029,694
Kinder Morgan, Inc.	57,900	2,237,835
Kodiak Oil & Gas Corp.*	68,900	686,244
Marathon Oil Corp.	227,190	7,201,923
Marathon Petroleum Corp.	120,695	5,233,335
McMoRan Exploration Co.*	30,200	323,140
Murphy Oil Corp.	64,920	3,653,048
Newfield Exploration Co.*	49,650	1,721,862
Noble Energy, Inc.	59,130	5,781,731
Northern Oil and Gas, Inc.*	21,200	439,688
Oasis Petroleum, Inc.*	17,100	527,193
Occidental Petroleum Corp.	261,660	24,917,882
Peabody Energy Corp.	94,000	2,722,240
Pioneer Natural Resources Co.	38,650	4,312,954
Plains Exploration & Production Co.*	51,850	2,211,402
QEP Resources, Inc.	66,200	2,019,100
Range Resources Corp.	55,750	3,241,305
Rosetta Resources, Inc.*	19,900	970,324
SandRidge Energy, Inc.*	122,244	957,171
SM Energy Co.	20,900	1,479,093
Southwestern Energy Co.*	119,150	3,645,990
Spectra Energy Corp.	212,900	6,716,995
Stone Energy Corp.*	16,500	471,735
Sunoco, Inc.	35,500	1,354,325
Swift Energy Co.*	14,000	406,420
Teekay Corp.	13,300	462,175
Tesoro Corp.*	55,810	1,497,940
Ultra Petroleum Corp.*	57,500	1,301,225
Valero Energy Corp.	187,230	4,824,917
Whiting Petroleum Corp.*	43,000	2,334,900
Williams Cos., Inc.	192,100	5,918,601
World Fuel Services Corp.	27,400	1,123,400
WPX Energy, Inc.*	64,033	1,153,234

		429,006,258

Total Energy		520,895,496

Financials (15.8%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	19,440	2,173,586
American Capital Ltd.*	128,405	1,113,271
Ameriprise Financial, Inc.	72,860	4,162,492
Apollo Investment Corp.	65,308	468,258
Ares Capital Corp.	70,900	1,159,215
Bank of New York Mellon Corp.	401,050	9,677,336
BGC Partners, Inc., Class A	300	2,217
BlackRock, Inc.	28,110	5,759,739
Charles Schwab Corp.	344,534	4,950,954
Cowen Group, Inc., Class A*	4,520	12,249
E*TRADE Financial Corp.*	83,210	911,150
Eaton Vance Corp.	46,940	1,341,545
Federated Investors, Inc., Class B	36,800	824,688
Franklin Resources, Inc.	47,530	5,895,146
GFI Group, Inc.	620	2,331
Goldman Sachs Group, Inc.	167,200	20,794,664
Greenhill & Co., Inc.	10,900	475,676
Invesco Ltd.	156,600	4,176,522
Janus Capital Group, Inc.	67,400	600,534
Jefferies Group, Inc.	59,800	1,126,632
KBW, Inc.	18,300	338,550
Knight Capital Group, Inc., Class A*	35,710	459,588
Lazard Ltd., Class A	34,700	991,032
Legg Mason, Inc.	57,050	1,593,407
LPL Investment Holdings, Inc.*	10,900	413,546
Morgan Stanley	507,173	9,960,878
Northern Trust Corp.	73,650	3,494,693
Piper Jaffray Cos., Inc.*	12,500	332,750
Prospect Capital Corp.	34,900	383,202
Raymond James Financial, Inc.	37,500	1,369,875
SEI Investments Co.	59,650	1,234,159
State Street Corp.	166,650	7,582,575
Stifel Financial Corp.*	16,818	636,393
SWS Group, Inc.	1,820	10,410
T. Rowe Price Group, Inc.	83,880	5,477,364
TD Ameritrade Holding Corp.	88,136	1,739,805
Virtus Investment Partners, Inc.*	91	7,806
Waddell & Reed Financial, Inc., Class A	32,120	1,041,009
Walter Investment Management Corp.	9,008	203,130

		102,898,377

Commercial Banks (3.0%)
Associated Banc-Corp.	65,400	912,984
BancFirst Corp.	8,900	387,684
BancorpSouth, Inc.	31,550	424,978
Bank of Hawaii Corp.	20,900	1,010,515
BB&T Corp.	226,650	7,114,544
BOK Financial Corp.	9,750	548,730
CapitalSource, Inc.	100,680	664,488
Cathay General Bancorp	21,630	382,851
CIT Group, Inc.*	65,000	2,680,600
City Holding Co.	11,030	382,962
City National Corp./California	17,200	902,484
CoBiz Financial, Inc.	190	1,343
Columbia Banking System, Inc.	360	8,201
Comerica, Inc.	66,600	2,155,176
Commerce Bancshares, Inc./Missouri	28,881	1,170,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Community Trust Bancorp, Inc.	13,600	$436,152
Cullen/Frost Bankers, Inc.	17,300	1,006,687
CVB Financial Corp.	35,000	410,900
East West Bancorp, Inc.	55,900	1,290,731
F.N.B. Corp./Pennsylvania	48,700	588,296
Fifth Third Bancorp	296,750	4,169,337
First Busey Corp.	24,100	119,054
First Commonwealth Financial Corp.	38,600	236,232
First Financial Corp./Indiana	10,700	339,725
First Horizon National Corp.	104,762	1,087,430
First Midwest Bancorp, Inc./Illinois	20,700	247,986
First Niagara Financial Group, Inc.	122,945	1,209,779
First Republic Bank/California*	24,900	820,206
FirstMerit Corp.	34,795	586,644
Fulton Financial Corp.	75,000	787,500
Glacier Bancorp, Inc.	24,600	367,524
Hancock Holding Co.	22,624	803,378
Huntington Bancshares, Inc./Ohio	270,900	1,747,305
IBERIABANK Corp.	8,400	449,148
Independent Bank Corp./Massachusetts	16,700	479,791
International Bancshares Corp.	22,010	465,511
Investors Bancorp, Inc.*	30,300	455,106
KeyCorp	339,300	2,884,050
M&T Bank Corp.	42,557	3,697,352
MainSource Financial Group, Inc.	240	2,892
National Penn Bancshares, Inc.	43,400	384,090
NBT Bancorp, Inc.	16,500	364,320
Old National Bancorp/Indiana	28,300	371,862
PacWest Bancorp	15,730	382,239
Park National Corp.	6,500	449,605
Pinnacle Financial Partners, Inc.*	15,700	288,095
PNC Financial Services Group, Inc.	173,218	11,170,829
Popular, Inc.*	380,500	780,025
PrivateBancorp, Inc.	12,900	195,693
Prosperity Bancshares, Inc.	15,900	728,220
Regions Financial Corp.	412,500	2,718,375
S&T Bancorp, Inc.	13,000	281,970
Sandy Spring Bancorp, Inc.	10	182
Signature Bank/New York*	14,900	939,296
Simmons First National Corp., Class A	30	775
Sterling Bancorp/New York	90	863
SunTrust Banks, Inc.	171,650	4,148,781
Susquehanna Bancshares, Inc.	58,700	579,956
SVB Financial Group*	13,400	862,156
Synovus Financial Corp.	296,100	607,005
TCF Financial Corp.	56,950	677,135
Texas Capital Bancshares, Inc.*	12,000	415,440
Tompkins Financial Corp.	9,239	370,114
TowneBank/Virginia	19,300	260,357
Trico Bancshares	50	871
Trustmark Corp.	23,350	583,283
U.S. Bancorp	612,390	19,400,515
UMB Financial Corp.	10,600	474,191
Umpqua Holdings Corp.	27,590	374,120
United Bankshares, Inc./West Virginia	15,700	453,102
Valley National Bancorp	68,409	885,897
Webster Financial Corp.	25,700	582,619
Wells Fargo & Co.	1,569,319	53,576,551
WesBanco, Inc.	16,900	340,366
Westamerica Bancorp	10,100	484,800
Western Alliance Bancorp*	35,020	296,619
Wintrust Financial Corp.	11,100	397,269
Zions Bancorp	64,500	1,384,170

		149,648,270

Consumer Finance (0.8%)
American Express Co.	333,956	19,322,694
Capital One Financial Corp.	159,270	8,877,710
Cash America International, Inc.	10,200	488,886
Credit Acceptance Corp.*	4,800	484,848
DFC Global Corp.*	810	15,285
Discover Financial Services	184,170	6,140,228
EZCORP, Inc., Class A*	16,400	532,262
First Cash Financial Services, Inc.*	10,450	448,200
Green Dot Corp., Class A*	12,800	339,456
Nelnet, Inc., Class A	1,130	29,278
SLM Corp.	189,684	2,989,420

		39,668,267

Diversified Financial Services (2.9%)
Bank of America Corp.	3,432,592	32,849,905
CBOE Holdings, Inc.	20,200	574,084
Citigroup, Inc.	923,672	33,760,212
CME Group, Inc.	21,533	6,230,143
Interactive Brokers Group, Inc., Class A	22,340	379,780
IntercontinentalExchange, Inc.*	24,350	3,346,177
JPMorgan Chase & Co.	1,267,825	58,294,594
Leucadia National Corp.	70,050	1,828,305
MarketAxess Holdings, Inc.	60	2,237
Moody’s Corp.	63,350	2,667,035
MSCI, Inc., Class A*	36,334	1,337,455
NASDAQ OMX Group, Inc.*	40,300	1,043,770
NYSE Euronext	93,350	2,801,433
PHH Corp.*	860	13,304
PICO Holdings, Inc.*	60	1,407

		145,129,841

Insurance (3.7%)
ACE Ltd.	112,400	8,227,680
Aflac, Inc.	156,750	7,208,932
Alleghany Corp.*	4,754	1,564,541
Allied World Assurance Co. Holdings AG	12,580	863,869
Allstate Corp.	172,140	5,666,849
Alterra Capital Holdings Ltd.	26,900	618,162
American Equity Investment Life Holding Co.	2,100	26,817
American Financial Group, Inc./Ohio	33,330	1,285,871
American International Group, Inc.*	149,836	4,619,444
American National Insurance Co.	5,000	362,600
AMERISAFE, Inc.*	840	20,782
Amtrust Financial Services, Inc.	13,600	365,568
Aon Corp.	107,578	5,277,777
Arch Capital Group Ltd.*	43,600	1,623,664
Argo Group International Holdings Ltd.	13,329	398,137
Arthur J. Gallagher & Co.	39,500	1,411,730
Aspen Insurance Holdings Ltd.	29,270	817,804
Assurant, Inc.	34,600	1,401,300
Assured Guaranty Ltd.	69,700	1,151,444
Axis Capital Holdings Ltd.	47,870	1,587,848
Berkshire Hathaway, Inc., Class B*	558,485	45,321,058
Brown & Brown, Inc.	49,800	1,184,244
Chubb Corp.	86,960	6,009,806
Cincinnati Financial Corp.	48,520	1,674,425
CNO Financial Group, Inc.*	84,000	653,520
Delphi Financial Group, Inc., Class A	18,990	850,182
EMC Insurance Group, Inc.	30	603
Endurance Specialty Holdings Ltd.	11,700	475,722
Enstar Group Ltd.*	3,700	366,263
Erie Indemnity Co., Class A	10,800	841,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Reinsurance Group Ltd.	15,600	$1,443,312
FBL Financial Group, Inc., Class A	190	6,403
Fidelity National Financial, Inc., Class A	86,800	1,565,004
First American Financial Corp.	39,300	653,559
Flagstone Reinsurance Holdings S.A.	40,000	314,800
Genworth Financial, Inc., Class A*	183,700	1,528,384
Global Indemnity plc*	180	3,508
Hanover Insurance Group, Inc.	22,290	916,565
Harleysville Group, Inc.	5,810	335,237
Hartford Financial Services Group, Inc.	154,010	3,246,531
HCC Insurance Holdings, Inc.	37,580	1,171,369
Kemper Corp.	16,500	499,620
Lincoln National Corp.	114,350	3,014,266
Loews Corp.	106,992	4,265,771
Markel Corp.*	3,700	1,661,078
Marsh & McLennan Cos., Inc.	174,950	5,736,610
MBIA, Inc.*	48,900	479,220
MetLife, Inc.	267,260	9,982,161
Montpelier Reinsurance Holdings Ltd.	25,800	498,456
National Interstate Corp.	10	256
National Western Life Insurance Co., Class A	2,100	287,427
Navigators Group, Inc.*	8,380	395,871
Old Republic International Corp.	99,094	1,045,442
OneBeacon Insurance Group Ltd., Class A	24,100	371,381
PartnerReinsurance Ltd.	23,560	1,599,488
Phoenix Cos., Inc.*	84,810	207,784
Platinum Underwriters Holdings Ltd.	14,700	536,550
Presidential Life Corp.	250	2,857
Principal Financial Group, Inc.	98,900	2,918,539
ProAssurance Corp.	13,700	1,207,107
Progressive Corp.	202,700	4,698,586
Protective Life Corp.	27,900	826,398
Prudential Financial, Inc.	158,231	10,030,263
Reinsurance Group of America, Inc.	26,010	1,546,815
RenaissanceReinsurance Holdings Ltd.	20,100	1,522,173
RLI Corp.	8,140	583,150
Selective Insurance Group, Inc.	23,400	412,074
StanCorp Financial Group, Inc.	22,680	928,519
State Auto Financial Corp.	270	3,945
Stewart Information Services Corp.	250	3,552
Symetra Financial Corp.	38,300	441,599
Torchmark Corp.	34,770	1,733,285
Travelers Cos., Inc.	125,370	7,421,904
United Fire Group, Inc.	18,570	332,217
Unum Group	104,300	2,553,264
Validus Holdings Ltd.	30,818	953,817
W. R. Berkley Corp.	38,000	1,372,560
White Mountains Insurance Group Ltd.	2,400	1,204,128
XL Group plc	104,870	2,274,630

		186,615,829

Real Estate Investment Trusts (REITs) (3.0%)
Alexander’s, Inc. (REIT)	1,000	393,880
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,351,442
American Campus Communities, Inc. (REIT)	19,200	858,624
American Capital Agency Corp. (REIT)	72,600	2,144,604
American Tower Corp. (REIT)	126,500	7,972,030
Annaly Capital Management, Inc. (REIT)	316,858	5,012,694
Apartment Investment & Management Co. (REIT), Class A	43,188	1,140,595
AvalonBay Communities, Inc. (REIT)	31,149	4,402,911
BioMed Realty Trust, Inc. (REIT)	49,800	945,204
Boston Properties, Inc. (REIT)	49,370	5,183,356
Brandywine Realty Trust (REIT)	51,000	585,480
BRE Properties, Inc. (REIT)	24,160	1,221,288
Camden Property Trust (REIT)	24,880	1,635,860
CBL & Associates Properties, Inc. (REIT)	47,891	906,098
Chimera Investment Corp. (REIT)	360,700	1,020,781
Colonial Properties Trust (REIT)	28,200	612,786
CommonWealth REIT (REIT)	33,000	614,460
Corporate Office Properties Trust/Maryland (REIT)	21,109	489,940
Cousins Properties, Inc. (REIT)	35,213	266,915
CubeSmart (REIT)	39,700	472,430
CYS Investments, Inc. (REIT)	35,600	466,004
DCT Industrial Trust, Inc. (REIT)	91,400	539,260
DDR Corp. (REIT)	84,708	1,236,737
DiamondRock Hospitality Co. (REIT)	58,300	599,907
Digital Realty Trust, Inc. (REIT)	33,589	2,484,578
Douglas Emmett, Inc. (REIT)	53,300	1,215,773
Duke Realty Corp. (REIT)	84,800	1,216,032
DuPont Fabros Technology, Inc. (REIT)	17,600	430,320
EastGroup Properties, Inc. (REIT)	12,100	607,662
Entertainment Properties Trust (REIT)	14,840	688,279
Equity Lifestyle Properties, Inc. (REIT)	10,900	760,166
Equity Residential (REIT)	97,887	6,129,684
Essex Property Trust, Inc. (REIT)	11,300	1,712,063
Extra Space Storage, Inc. (REIT)	33,000	950,070
Federal Realty Investment Trust (REIT)	21,280	2,059,691
General Growth Properties, Inc. (REIT)	191,107	3,246,908
Hatteras Financial Corp. (REIT)	18,700	521,730
HCP, Inc. (REIT)	130,097	5,133,628
Health Care REIT, Inc. (REIT)	67,917	3,732,718
Healthcare Realty Trust, Inc. (REIT)	23,600	519,200
Highwoods Properties, Inc. (REIT)	29,530	983,940
Home Properties, Inc. (REIT)	13,610	830,346
Hospitality Properties Trust (REIT)	43,400	1,148,798
Host Hotels & Resorts, Inc. (REIT)	223,313	3,666,799
Inland Real Estate Corp. (REIT)	39,600	351,252
Invesco Mortgage Capital, Inc. (REIT)	38,200	674,230
Investors Real Estate Trust (REIT)	42,400	326,056
Kilroy Realty Corp. (REIT)	21,800	1,016,098
Kimco Realty Corp. (REIT)	136,322	2,625,562
LaSalle Hotel Properties (REIT)	37,300	1,049,622
Liberty Property Trust (REIT)	43,552	1,555,677
Macerich Co. (REIT)	42,184	2,436,126
Mack-Cali Realty Corp. (REIT)	31,539	908,954
Medical Properties Trust, Inc. (REIT)	42,800	397,184
MFA Financial, Inc. (REIT)	120,050	896,774
Mid-America Apartment Communities, Inc. (REIT)	11,400	764,142
National Health Investors, Inc. (REIT)	7,800	380,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	38,290	$1,041,105
Omega Healthcare Investors, Inc. (REIT)	35,140	747,076
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,040,150
Plum Creek Timber Co., Inc. (REIT)	51,914	2,157,546
Post Properties, Inc. (REIT)	18,200	852,852
Potlatch Corp. (REIT)	14,200	445,028
ProLogis, Inc. (REIT)	148,964	5,365,683
Public Storage (REIT)	44,602	6,162,658
Rayonier, Inc. (REIT)	40,425	1,782,338
Realty Income Corp. (REIT)	45,831	1,775,035
Regency Centers Corp. (REIT)	31,486	1,400,497
Rouse Properties, Inc. (REIT)*	7,168	97,055
Sabra Health Care REIT, Inc. (REIT)	12,500	205,500
Saul Centers, Inc. (REIT)	11,800	476,248
Senior Housing Properties Trust (REIT)	54,290	1,197,095
Simon Property Group, Inc. (REIT)	93,959	13,687,947
SL Green Realty Corp. (REIT)	27,800	2,155,890
Sovran Self Storage, Inc. (REIT)	9,200	458,436
Tanger Factory Outlet Centers (REIT)	29,500	877,035
Taubman Centers, Inc. (REIT)	20,600	1,502,770
Two Harbors Investment Corp. (REIT)	66,900	678,366
UDR, Inc. (REIT)	64,036	1,710,402
Ventas, Inc. (REIT)	85,335	4,872,629
Vornado Realty Trust (REIT)	62,447	5,258,037
Washington Real Estate Investment Trust (REIT)	24,370	723,789
Weingarten Realty Investors (REIT)	36,986	977,540
Weyerhaeuser Co. (REIT)	175,233	3,841,107

		152,983,646

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	70	853
CBRE Group, Inc., Class A*	108,150	2,158,674
Forest City Enterprises, Inc., Class A*	50,700	793,962
Forestar Group, Inc.*	60	923
Howard Hughes Corp.*	8,500	542,895
Jones Lang LaSalle, Inc.	16,500	1,374,615
St. Joe Co.*	22,900	435,329

		5,307,251

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	37,100	365,806
Bank Mutual Corp.	38,400	155,136
BankUnited, Inc.	17,600	440,000
Beneficial Mutual Bancorp, Inc.*	36,500	319,010
Brookline Bancorp, Inc.	37,000	346,690
Capitol Federal Financial, Inc.	56,786	673,482
Dime Community Bancshares, Inc.	27,100	395,931
Doral Financial Corp.*	57,000	87,780
Hudson City Bancorp, Inc.	178,590	1,305,493
Kearny Financial Corp.	36,700	357,825
MGIC Investment Corp.*	75,800	375,968
New York Community Bancorp, Inc.	164,650	2,290,282
Northwest Bancshares, Inc.	38,475	488,632
OceanFirst Financial Corp.	40	570
Ocwen Financial Corp.*	27,100	423,573
People’s United Financial, Inc.	134,800	1,784,752
TFS Financial Corp.*	36,000	342,000
TrustCo Bank Corp./New York	38,400	219,264
Washington Federal, Inc.	42,500	714,850

		11,087,044

Total Financials		793,338,525

Health Care (11.4%)
Biotechnology (1.5%)
Acorda Therapeutics, Inc.*	15,700	416,835
Alexion Pharmaceuticals, Inc.*	59,600	5,534,456
Alkermes plc*	32,800	608,440
Alnylam Pharmaceuticals, Inc.*	15,400	170,478
Amgen, Inc.	257,939	17,537,273
Amylin Pharmaceuticals, Inc.*	43,400	1,083,264
ARIAD Pharmaceuticals, Inc.*	43,600	695,420
Biogen Idec, Inc.*	79,860	10,059,964
BioMarin Pharmaceutical, Inc.*	44,600	1,527,550
Celgene Corp.*	140,000	10,852,800
Cepheid, Inc.*	20,800	870,064
Cubist Pharmaceuticals, Inc.*	23,500	1,016,375
Dendreon Corp.*	50,250	535,414
Emergent Biosolutions, Inc.*	20,900	334,400
Enzon Pharmaceuticals, Inc.*	520	3,557
Gilead Sciences, Inc.*	254,200	12,417,670
Human Genome Sciences, Inc.*	67,800	558,672
Idenix Pharmaceuticals, Inc.*	32,100	314,259
Incyte Corp.*	29,200	563,560
InterMune, Inc.*	16,300	239,121
Ironwood Pharmaceuticals, Inc.*	30,900	411,279
Isis Pharmaceuticals, Inc.*	37,500	328,875
Medivation, Inc.*	10,300	769,616
Myriad Genetics, Inc.*	39,050	923,923
Onyx Pharmaceuticals, Inc.*	23,500	885,480
Opko Health, Inc.*	76,800	363,264
Regeneron Pharmaceuticals, Inc.*	24,500	2,857,190
Seattle Genetics, Inc.*	33,200	676,616
Theravance, Inc.*	22,600	440,700
United Therapeutics Corp.*	18,700	881,331
Vertex Pharmaceuticals, Inc.*	68,100	2,792,781

		76,670,627

Health Care Equipment & Supplies (1.9%)
Alere, Inc.*	33,150	862,232
Align Technology, Inc.*	21,700	597,835
Baxter International, Inc.	185,580	11,093,972
Becton, Dickinson and Co.	72,340	5,617,201
Boston Scientific Corp.*	505,300	3,021,694
C.R. Bard, Inc.	30,080	2,969,498
CareFusion Corp.*	76,000	1,970,680
Cooper Cos., Inc.	16,800	1,372,728
Covidien plc	159,600	8,726,928
CryoLife, Inc.*	650	3,425
DENTSPLY International, Inc.	47,700	1,914,201
Edwards Lifesciences Corp.*	39,300	2,858,289
Exactech, Inc.*	240	3,804
Gen-Probe, Inc.*	17,150	1,138,931
Greatbatch, Inc.*	16,300	399,676
Haemonetics Corp.*	10,900	759,512
HeartWare International, Inc.*	5,100	335,019
Hill-Rom Holdings, Inc.	25,930	866,321
Hologic, Inc.*	86,500	1,864,075
IDEXX Laboratories, Inc.*	18,500	1,617,825
Integra LifeSciences Holdings Corp.*	10,300	357,307
Intuitive Surgical, Inc.*	12,500	6,771,875
MAKO Surgical Corp.*	10,600	446,790
Masimo Corp.*	19,800	462,924
Medtronic, Inc.	340,140	13,330,087
Meridian Bioscience, Inc.	17,700	343,026
NuVasive, Inc.*	15,950	268,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Palomar Medical Technologies, Inc.*	10	$93
ResMed, Inc.*	50,800	1,570,228
Sirona Dental Systems, Inc.*	18,900	974,106
St. Jude Medical, Inc.	111,500	4,940,565
STERIS Corp.	25,760	814,531
Stryker Corp.	102,670	5,696,132
Teleflex, Inc.	15,100	923,365
Thoratec Corp.*	23,300	785,443
Varian Medical Systems, Inc.*	38,710	2,669,442
Volcano Corp.*	18,400	521,640
West Pharmaceutical Services, Inc.	11,500	489,095
Zimmer Holdings, Inc.	57,000	3,663,960
Zoll Medical Corp.*	8,800	815,144

		93,838,197

Health Care Providers & Services (2.3%)
Accretive Health, Inc.*	16,400	327,508
Aetna, Inc.	121,580	6,098,453
AMERIGROUP Corp.*	14,890	1,001,799
AmerisourceBergen Corp.	83,200	3,301,376
AMN Healthcare Services, Inc.*	780	4,727
Brookdale Senior Living, Inc.*	32,400	606,528
Cardinal Health, Inc.	115,900	4,996,449
Catalyst Health Solutions, Inc.*	19,500	1,242,735
Centene Corp.*	17,200	842,284
Chemed Corp.	7,500	470,100
Cigna Corp.	91,740	4,518,195
Community Health Systems, Inc.*	36,400	809,536
Corvel Corp.*	90	3,590
Coventry Health Care, Inc.	48,800	1,735,816
Cross Country Healthcare, Inc.*	40	200
DaVita, Inc.*	34,800	3,137,916
Express Scripts, Inc.*	161,800	8,766,324
Hanger Orthopedic Group, Inc.*	210	4,591
HCA Holdings, Inc.	44,900	1,110,826
Health Management Associates, Inc., Class A*	94,600	635,712
Health Net, Inc.*	32,340	1,284,545
HealthSouth Corp.*	39,300	804,864
Henry Schein, Inc.*	31,250	2,365,000
HMS Holdings Corp.*	28,800	898,848
Humana, Inc.	57,100	5,280,608
Kindred Healthcare, Inc.*	23,000	198,720
Laboratory Corp. of America Holdings*	33,950	3,107,783
Landauer, Inc.	7,900	418,858
LifePoint Hospitals, Inc.*	22,950	905,148
Lincare Holdings, Inc.	37,600	973,088
Magellan Health Services, Inc.*	9,200	449,052
McKesson Corp.	83,980	7,370,925
Medco Health Solutions, Inc.*	127,100	8,935,130
MEDNAX, Inc.*	19,720	1,466,576
National Healthcare Corp.	9,200	419,152
Omnicare, Inc.	37,620	1,338,143
Owens & Minor, Inc.	26,850	816,508
Patterson Cos., Inc.	38,600	1,289,240
PharMerica Corp.*	22,370	278,059
PSS World Medical, Inc.*	20,000	506,800
Quest Diagnostics, Inc.	53,330	3,261,130
Select Medical Holdings Corp.*	51,600	396,804
Sun Healthcare Group, Inc.*	12,500	85,500
Team Health Holdings, Inc.*	20,500	421,480
Tenet Healthcare Corp.*	183,100	972,261
UnitedHealth Group, Inc.	347,120	20,459,253
Universal Health Services, Inc., Class B	36,080	1,512,113
VCA Antech, Inc.*	36,850	855,288
WellCare Health Plans, Inc.*	14,900	$1,071,012
WellPoint, Inc.	112,680	8,315,784

		116,072,337

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	1,069,870
athenahealth, Inc.*	11,900	882,028
Cerner Corp.*	47,100	3,587,136
Quality Systems, Inc.	13,400	585,982
SXC Health Solutions Corp.*	23,200	1,739,072

		7,864,088

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	111,530	4,964,200
Albany Molecular Research, Inc.*	720	1,944
Bio-Rad Laboratories, Inc., Class A*	8,500	881,365
Bruker Corp.*	27,900	427,149
Charles River Laboratories International, Inc.*	17,550	633,380
Covance, Inc.*	24,500	1,166,935
eResearchTechnology, Inc.*	270	2,111
Illumina, Inc.*	44,300	2,330,623
Life Technologies Corp.*	60,593	2,958,150
Luminex Corp.*	16,500	385,275
Mettler-Toledo International, Inc.*	10,600	1,958,350
PAREXEL International Corp.*	22,070	595,228
PerkinElmer, Inc.	36,100	998,526
QIAGEN N.V.*	79,200	1,233,144
Sequenom, Inc.*	26,785	109,015
Techne Corp.	16,550	1,160,155
Thermo Fisher Scientific, Inc.	125,250	7,061,595
Waters Corp.*	30,300	2,807,598

		29,674,743

Pharmaceuticals (4.9%)
Abbott Laboratories	495,850	30,390,647
Allergan, Inc.	97,270	9,282,476
Auxilium Pharmaceuticals, Inc.*	19,350	359,329
Bristol-Myers Squibb Co.	552,830	18,658,012
Eli Lilly and Co.	331,210	13,337,827
Endo Pharmaceuticals Holdings, Inc.*	42,600	1,649,898
Forest Laboratories, Inc.*	86,330	2,994,788
Hospira, Inc.*	58,150	2,174,228
Impax Laboratories, Inc.*	23,700	582,546
Jazz Pharmaceuticals plc*	8,200	397,454
Johnson & Johnson	871,260	57,468,310
Medicis Pharmaceutical Corp., Class A	20,780	781,120
Merck & Co., Inc.	981,090	37,673,856
Mylan, Inc.*	155,750	3,652,338
Nektar Therapeutics*	37,000	293,040
Par Pharmaceutical Cos., Inc.*	14,800	573,204
Perrigo Co.	27,500	2,841,025
Pfizer, Inc.	2,511,356	56,907,327
Questcor Pharmaceuticals, Inc.*	17,700	665,874
Salix Pharmaceuticals Ltd.*	21,500	1,128,750
ViroPharma, Inc.*	25,200	757,764
Vivus, Inc.*	28,400	635,024
Warner Chilcott plc, Class A*	57,500	966,575
Watson Pharmaceuticals, Inc.*	42,920	2,878,215

		247,049,627

Total Health Care		571,169,619

Industrials (11.2%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.	14,400	721,728
American Science & Engineering, Inc.	6,000	402,300
BE Aerospace, Inc.*	33,160	1,540,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Boeing Co.	238,500	$17,737,245
Ceradyne, Inc.	610	19,861
Cubic Corp.	8,100	382,968
Curtiss-Wright Corp.	20,100	743,901
Esterline Technologies Corp.*	11,300	807,498
Exelis, Inc.	60,850	761,842
General Dynamics Corp.	106,970	7,849,459
Goodrich Corp.	41,890	5,254,681
HEICO Corp.	13,500	696,465
Hexcel Corp.*	43,500	1,044,435
Honeywell International, Inc.	256,100	15,634,905
Huntington Ingalls Industries, Inc.*	17,400	700,176
Kratos Defense & Security Solutions, Inc.*	493	2,633
L-3 Communications Holdings, Inc.	37,370	2,644,675
Lockheed Martin Corp.	85,860	7,715,380
Moog, Inc., Class A*	18,400	789,176
Northrop Grumman Corp.	84,650	5,170,422
Orbital Sciences Corp.*	25,500	335,325
Precision Castparts Corp.	47,470	8,207,563
Raytheon Co.	120,790	6,375,296
Rockwell Collins, Inc.	50,950	2,932,682
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,166,742
Taser International, Inc.*	1,760	7,638
Teledyne Technologies, Inc.*	13,700	863,785
Textron, Inc.	95,600	2,660,548
TransDigm Group, Inc.*	15,150	1,753,764
Triumph Group, Inc.	12,400	776,984
United Technologies Corp.	292,640	24,271,562

		119,972,584

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	482,258
C.H. Robinson Worldwide, Inc.	56,100	3,673,989
Expeditors International of Washington, Inc.	70,200	3,265,002
FedEx Corp.	102,250	9,402,910
Hub Group, Inc., Class A*	14,000	504,420
United Parcel Service, Inc., Class B	233,550	18,852,156
UTi Worldwide, Inc.	34,000	585,820

		36,766,555

Airlines (0.2%)
Alaska Air Group, Inc.*	27,000	967,140
Copa Holdings S.A., Class A	11,600	918,720
Delta Air Lines, Inc.*	298,650	2,959,621
Hawaiian Holdings, Inc.*	1,650	8,630
JetBlue Airways Corp.*	75,300	368,217
Republic Airways Holdings, Inc.*	1,790	8,843
SkyWest, Inc.	30,300	334,815
Southwest Airlines Co.	279,200	2,300,608
U.S. Airways Group, Inc.*	54,300	412,137
United Continental Holdings, Inc.*	112,240	2,413,160

		10,691,891

Building Products (0.1%)
A.O. Smith Corp.	13,650	613,568
AAON, Inc.	765	15,445
American Woodmark Corp.	190	3,420
Armstrong World Industries, Inc.	7,700	375,529
Fortune Brands Home & Security, Inc.*	56,250	1,241,437
Insteel Industries, Inc.	1,300	15,795
Lennox International, Inc.	21,110	850,733
Masco Corp.	125,500	1,677,935
NCI Building Systems, Inc.*	56	645
Owens Corning, Inc.*	43,170	1,555,415
Quanex Building Products Corp.	1,600	28,208
Simpson Manufacturing Co., Inc.	13,800	445,050

		6,823,180

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	17,900	434,970
Avery Dennison Corp.	35,350	1,065,095
Brink’s Co.	17,300	412,951
Cenveo, Inc.*	1,730	5,847
Cintas Corp.	37,300	1,459,176
Clean Harbors, Inc.*	16,200	1,090,746
Copart, Inc.*	37,000	964,590
Corrections Corp. of America*	43,000	1,174,330
Courier Corp.	80	928
Covanta Holding Corp.	52,300	848,829
Deluxe Corp.	17,000	398,140
Encore Capital Group, Inc.*	210	4,735
G&K Services, Inc., Class A	530	18,126
GEO Group, Inc.*	21,600	410,616
Healthcare Services Group, Inc.	21,900	465,813
Herman Miller, Inc.	21,300	489,048
HNI Corp.	16,600	460,650
Iron Mountain, Inc.	63,950	1,841,760
KAR Auction Services, Inc.*	27,400	444,154
Pitney Bowes, Inc.	73,420	1,290,724
Portfolio Recovery Associates, Inc.*	5,800	415,976
Quad/Graphics, Inc.	12,000	166,800
R.R. Donnelley & Sons Co.	71,330	883,779
Republic Services, Inc.	102,835	3,142,638
Rollins, Inc.	21,000	446,880
Schawk, Inc.	700	8,757
Stericycle, Inc.*	29,700	2,484,108
Sykes Enterprises, Inc.*	23,790	375,882
Tetra Tech, Inc.*	22,100	582,556
U.S. Ecology, Inc.	520	11,305
UniFirst Corp.	180	11,079
United Stationers, Inc.	15,200	471,656
Viad Corp.	930	18,070
Waste Connections, Inc.	37,550	1,221,502
Waste Management, Inc.	156,750	5,479,980

		29,002,196

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	912,696
Aegion Corp.*	750	13,372
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	38,200	1,649,858
EMCOR Group, Inc.	25,100	695,772
Fluor Corp.	59,060	3,545,962
Jacobs Engineering Group, Inc.*	44,400	1,970,028
KBR, Inc.	48,800	1,734,840
Layne Christensen Co.*	440	9,790
MasTec, Inc.*	18,700	338,283
Northwest Pipe Co.*	250	5,310
Orion Marine Group, Inc.*	30	217
Pike Electric Corp.*	1,190	9,794
Quanta Services, Inc.*	80,850	1,689,765
Shaw Group, Inc.*	31,880	1,010,915
URS Corp.	26,600	1,131,032

		14,717,634

Electrical Equipment (0.7%)
Acuity Brands, Inc.	17,600	1,105,808
AMETEK, Inc.	56,450	2,738,389
Babcock & Wilcox Co.*	37,600	968,200
Belden, Inc.	17,100	648,261
Brady Corp., Class A	15,800	511,130
Cooper Industries plc	54,600	3,491,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	238,910	$12,466,324
EnerSys*	19,900	689,535
Franklin Electric Co., Inc.	7,500	368,025
FuelCell Energy, Inc.*	510	801
General Cable Corp.*	16,700	485,636
GrafTech International Ltd.*	43,800	522,972
Hubbell, Inc., Class B	19,300	1,516,594
II-VI, Inc.*	17,000	402,050
LSI Industries, Inc.	250	1,833
Polypore International, Inc.*	13,200	464,112
Powell Industries, Inc.*	290	9,932
Regal-Beloit Corp.	13,900	911,145
Rockwell Automation, Inc.	47,100	3,753,870
Roper Industries, Inc.	32,350	3,207,826
Thomas & Betts Corp.*	17,300	1,244,043
Vicor Corp.	280	2,240

		35,510,396

Industrial Conglomerates (2.2%)
3M Co.	229,530	20,476,371
Carlisle Cos., Inc.	23,000	1,148,160
Danaher Corp.	181,560	10,167,360
General Electric Co.	3,370,992	67,655,810
Raven Industries, Inc.	5,800	353,858
Seaboard Corp.*	200	390,200
Standex International Corp.	380	15,652
Tyco International Ltd.	150,300	8,443,854

		108,651,265

Machinery (2.4%)
Actuant Corp., Class A	23,500	681,265
AGCO Corp.*	35,200	1,661,792
Altra Holdings, Inc.*	710	13,632
American Railcar Industries, Inc.*	80	1,881
Barnes Group, Inc.	18,000	473,580
Cascade Corp.	270	13,532
Caterpillar, Inc.	204,910	21,827,013
Chart Industries, Inc.*	10,080	739,166
CLARCOR, Inc.	21,900	1,075,071
CNH Global N.V.*	9,100	361,270
Colfax Corp.*	14,630	515,561
Crane Co.	18,600	902,100
Cummins, Inc.	62,760	7,533,710
Deere & Co.	137,140	11,094,626
Donaldson Co., Inc.	58,200	2,079,486
Dover Corp.	62,990	3,964,591
Eaton Corp.	109,100	5,436,453
Flowserve Corp.	20,180	2,330,992
Gardner Denver, Inc.	17,300	1,090,246
Graco, Inc.	25,160	1,334,990
Graham Corp.	210	4,597
Harsco Corp.	30,400	713,184
IDEX Corp.	30,740	1,295,076
Illinois Tool Works, Inc.	147,510	8,425,771
Ingersoll-Rand plc	100,000	4,135,000
ITT Corp.	30,425	697,950
Joy Global, Inc.	33,780	2,482,830
Kadant, Inc.*	470	11,195
Kennametal, Inc.	26,190	1,166,241
L.B. Foster Co., Class A	400	11,404
Lincoln Electric Holdings, Inc.	27,760	1,258,083
Manitowoc Co., Inc.	46,900	650,034
Met-Pro Corp.	100	1,056
Middleby Corp.*	6,000	607,080
Mueller Industries, Inc.	13,600	618,120
Mueller Water Products, Inc., Class A	3,270	10,889
Navistar International Corp.*	26,900	1,088,105
Nordson Corp.	20,060	1,093,471
Oshkosh Corp.*	33,900	785,463
PACCAR, Inc.	117,630	5,508,613
Pall Corp.	42,000	2,504,460
Parker Hannifin Corp.	49,610	4,194,525
Pentair, Inc.	37,300	1,775,853
Robbins & Myers, Inc.	14,443	751,758
Sauer-Danfoss, Inc.	7,100	333,700
Snap-on, Inc.	18,600	1,134,042
SPX Corp.	18,900	1,465,317
Stanley Black & Decker, Inc.	54,435	4,189,318
Sun Hydraulics Corp.	825	21,582
Tecumseh Products Co., Class A*	680	2,734
Terex Corp.*	48,030	1,080,675
Timken Co.	28,140	1,427,824
Toro Co.	14,920	1,060,961
Trinity Industries, Inc.	36,070	1,188,506
Twin Disc, Inc.	40	1,044
Valmont Industries, Inc.	7,700	904,057
WABCO Holdings, Inc.*	22,370	1,352,938
Wabtec Corp.	15,700	1,183,309
Watts Water Technologies, Inc., Class A	9,600	391,200
Woodward, Inc.	23,030	986,375
Xylem, Inc.	60,850	1,688,587

		121,333,884

Marine (0.1%)
Alexander & Baldwin, Inc.	18,080	875,976
Eagle Bulk Shipping, Inc.*	41,100	79,734
Kirby Corp.*	17,750	1,167,772

		2,123,482

Professional Services (0.3%)
Acacia Research Corp.*	14,500	605,230
Advisory Board Co.*	5,840	517,541
CBIZ, Inc.*	52,020	328,766
Corporate Executive Board Co.	11,800	507,518
CoStar Group, Inc.*	8,600	593,830
Dun & Bradstreet Corp.	18,500	1,567,505
Equifax, Inc.	41,720	1,846,527
Exponent, Inc.*	470	22,804
FTI Consulting, Inc.*	21,500	806,680
Hill International, Inc.*	850	3,341
IHS, Inc., Class A*	16,200	1,517,130
Kforce, Inc.*	780	11,622
Manpower, Inc.	26,380	1,249,621
Nielsen Holdings N.V.*	28,600	862,004
On Assignment, Inc.*	770	13,452
Resources Connection, Inc.	27,650	388,482
Robert Half International, Inc.	48,160	1,459,248
Towers Watson & Co., Class A	17,900	1,182,653
Verisk Analytics, Inc., Class A*	39,100	1,836,527

		15,320,481

Road & Rail (0.9%)
Arkansas Best Corp.	16,890	317,701
Avis Budget Group, Inc.*	37,290	527,653
Con-way, Inc.	19,100	622,851
CSX Corp.	364,650	7,847,268
Dollar Thrifty Automotive Group, Inc.*	10,800	873,828
Genesee & Wyoming, Inc., Class A*	14,700	802,326
Heartland Express, Inc.	29,400	425,124
Hertz Global Holdings, Inc.*	73,200	1,100,928
J.B. Hunt Transport Services, Inc.	35,950	1,954,602
Kansas City Southern*	37,850	2,713,466
Landstar System, Inc.	15,650	903,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	105,370	$6,936,507
Old Dominion Freight Line, Inc.*	14,500	691,215
Ryder System, Inc.	16,900	892,320
Swift Transportation Co.*	36,800	424,672
Union Pacific Corp.	158,460	17,031,281
Werner Enterprises, Inc.	16,000	397,760

		44,462,820

Trading Companies & Distributors (0.3%)
Applied Industrial Technologies, Inc.	15,500	637,515
DXP Enterprises, Inc.*	230	10,003
Fastenal Co.	92,800	5,020,480
GATX Corp.	21,500	866,450
H&E Equipment Services, Inc.*	750	14,190
Houston Wire & Cable Co.	910	12,640
Interline Brands, Inc.*	180	3,890
MSC Industrial Direct Co., Inc., Class A	16,500	1,374,120
RSC Holdings, Inc.*	22,000	496,980
United Rentals, Inc.*	21,600	926,424
W.W. Grainger, Inc.	19,350	4,156,574
Watsco, Inc.	12,210	904,028
WESCO International, Inc.*	15,220	994,018

		15,417,312

Total Industrials		560,793,680

Information Technology (19.5%)
Communications Equipment (2.1%)
Acme Packet, Inc.*	16,510	454,355
ADTRAN, Inc.	23,500	732,965
Arris Group, Inc.*	41,000	463,300
Aruba Networks, Inc.*	27,400	610,472
Black Box Corp.	16,060	409,691
Brocade Communications Systems, Inc.*	144,160	828,920
Ciena Corp.*	31,400	508,366
Cisco Systems, Inc.	1,748,270	36,975,911
EchoStar Corp., Class A*	13,900	391,146
Emulex Corp.*	300	3,114
Extreme Networks, Inc.*	423	1,620
F5 Networks, Inc.*	25,800	3,481,968
Finisar Corp.*	28,100	566,215
Harmonic, Inc.*	77,400	423,378
Harris Corp.	39,040	1,759,923
Infinera Corp.*	56,500	458,780
InterDigital, Inc.	20,100	700,686
Ixia*	1,220	15,238
JDS Uniphase Corp.*	76,350	1,106,311
Juniper Networks, Inc.*	186,200	4,260,256
Motorola Mobility Holdings, Inc.*	88,431	3,470,032
Motorola Solutions, Inc.	89,921	4,570,684
NETGEAR, Inc.*	12,100	462,220
Oplink Communications, Inc.*	210	3,591
Plantronics, Inc.	17,400	700,524
Polycom, Inc.*	58,600	1,117,502
Powerwave Technologies, Inc.*	430	881
QUALCOMM, Inc.	533,880	36,314,518
Riverbed Technology, Inc.*	47,200	1,325,376
Symmetricom, Inc.*	340	1,962
Tellabs, Inc.	155,160	628,398
Ubiquiti Networks, Inc.*	14,700	464,961
ViaSat, Inc.*	12,200	588,162

		103,801,426

Computers & Peripherals (4.7%)
3D Systems Corp.*	20	471
Apple, Inc.*	293,950	176,214,207
Avid Technology, Inc.*	29,200	321,200
Dell, Inc.*	531,044	8,815,330
Diebold, Inc.	27,650	1,065,078
EMC Corp.*	657,990	19,660,741
Fusion-io, Inc.*	11,400	323,874
Hewlett-Packard Co.	641,832	15,294,857
Imation Corp.*	1,210	7,490
Intermec, Inc.*	33,700	260,501
Lexmark International, Inc., Class A	29,690	986,896
NCR Corp.*	60,600	1,315,626
NetApp, Inc.*	120,750	5,405,977
QLogic Corp.*	33,700	598,512
SanDisk Corp.*	78,790	3,907,196
Silicon Graphics International Corp.*	210	2,033
Synaptics, Inc.*	10,300	376,053
Western Digital Corp.*	75,070	3,107,147

		237,663,189

Electronic Equipment, Instruments & Components (0.6%)
Agilysys, Inc.*	120	1,079
Amphenol Corp., Class A	57,320	3,426,017
Anixter International, Inc.*	13,400	971,902
Arrow Electronics, Inc.*	45,900	1,926,423
Avnet, Inc.*	50,520	1,838,423
AVX Corp.	28,000	371,280
Cognex Corp.	14,900	631,164
Coherent, Inc.*	8,300	484,139
Corning, Inc.	505,390	7,115,891
CTS Corp.	1,260	13,255
Daktronics, Inc.	480	4,267
Dolby Laboratories, Inc., Class A*	20,200	768,812
Electro Scientific Industries, Inc.	620	9,306
FEI Co.*	13,100	643,341
FLIR Systems, Inc.	59,200	1,498,352
Ingram Micro, Inc., Class A*	53,200	987,392
IPG Photonics Corp.*	9,100	473,655
Itron, Inc.*	15,310	695,227
Jabil Circuit, Inc.	68,100	1,710,672
Littelfuse, Inc.	8,600	539,220
Molex, Inc.	50,300	1,414,436
National Instruments Corp.	35,700	1,018,164
Newport Corp.*	1,260	22,327
Park Electrochemical Corp.	370	11,185
Plexus Corp.*	11,400	398,886
Pulse Electronics Corp.	960	2,410
Tech Data Corp.*	19,500	1,058,070
Trimble Navigation Ltd.*	45,900	2,497,878
Universal Display Corp.*	10,500	383,565
Vishay Intertechnology, Inc.*	62,600	761,216

		31,677,954

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	63,800	2,341,460
Ancestry.com, Inc.*	13,800	313,812
AOL, Inc.*	47,456	900,240
comScore, Inc.*	70	1,497
DealerTrack Holdings, Inc.*	13,300	402,458
Digital River, Inc.*	16,500	308,715
eBay, Inc.*	366,370	13,515,389
Equinix, Inc.*	16,300	2,566,435
Google, Inc., Class A*	80,025	51,315,231
IAC/InterActiveCorp	24,850	1,219,887
j2 Global, Inc.	25,600	734,208
LinkedIn Corp., Class A*	4,500	458,955
LoopNet, Inc.*	950	17,841
Marchex, Inc., Class B	840	3,746
Monster Worldwide, Inc.*	47,700	465,075
NIC, Inc.	60	728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
OpenTable, Inc.*	5,500	$222,585
Perficient, Inc.*	320	3,843
Rackspace Hosting, Inc.*	36,700	2,120,893
RealNetworks, Inc.	25,952	257,963
Stamps.com, Inc.*	770	21,468
United Online, Inc.	58,100	284,109
ValueClick, Inc.*	26,000	513,240
VeriSign, Inc.	55,750	2,137,455
VistaPrint N.V.*	16,500	637,725
Vocus, Inc.*	400	5,300
WebMD Health Corp.*	20,200	516,716
Yahoo!, Inc.*	432,950	6,589,499

		87,876,473

IT Services (3.7%)
Accenture plc, Class A	206,000	13,287,000
Alliance Data Systems Corp.*	16,900	2,128,724
Amdocs Ltd.*	56,210	1,775,112
Automatic Data Processing, Inc.	161,950	8,938,020
Booz Allen Hamilton Holding Corp.	22,000	374,660
Broadridge Financial Solutions, Inc.	40,810	975,767
CACI International, Inc., Class A*	12,200	759,938
Cardtronics, Inc.*	14,100	370,125
Cognizant Technology Solutions Corp., Class A*	100,550	7,737,322
Computer Sciences Corp.	56,240	1,683,826
Convergys Corp.*	37,300	497,955
CoreLogic, Inc.*	39,300	641,376
CSG Systems International, Inc.*	27,540	416,956
DST Systems, Inc.	11,580	627,983
ExlService Holdings, Inc.*	390	10,702
Fidelity National Information Services, Inc.	84,025	2,782,908
Fiserv, Inc.*	49,450	3,431,335
FleetCor Technologies, Inc.*	10,300	399,331
Gartner, Inc.*	32,200	1,373,008
Genpact Ltd.*	41,700	679,710
Global Cash Access Holdings, Inc.*	1,320	10,296
Global Payments, Inc.	30,900	1,466,823
Hackett Group, Inc.*	80	478
Higher One Holdings, Inc.*	20,700	309,465
iGATE Corp.*	880	14,749
International Business Machines Corp.	384,969	80,323,782
Jack Henry & Associates, Inc.	30,730	1,048,508
Lender Processing Services, Inc.	35,800	930,800
ManTech International Corp., Class A	11,200	385,952
Mastercard, Inc., Class A	34,200	14,382,468
MAXIMUS, Inc.	12,400	504,308
ModusLink Global Solutions, Inc.*	210	1,134
NeuStar, Inc., Class A*	32,590	1,213,977
Paychex, Inc.	106,810	3,310,042
SAIC, Inc.*	116,950	1,543,740
Sapient Corp.	44,100	549,045
ServiceSource International, Inc.*	23,400	362,232
TeleTech Holdings, Inc.*	23,050	371,105
Teradata Corp.*	55,860	3,806,859
Total System Services, Inc.	62,200	1,434,954
Unisys Corp.*	15,096	297,693
VeriFone Systems, Inc.*	29,900	1,550,913
Visa, Inc., Class A	168,950	19,936,100
Western Union Co.	220,460	3,880,096
Wright Express Corp.*	14,500	938,585

		187,465,862

Office Electronics (0.1%)
Xerox Corp.	471,731	3,811,586
Zebra Technologies Corp., Class A*	17,800	733,004

		4,544,590

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	232,600	1,865,452
Altera Corp.	111,350	4,433,957
Analog Devices, Inc.	99,070	4,002,428
Applied Materials, Inc.	435,920	5,422,845
Atmel Corp.*	163,000	1,607,180
ATMI, Inc.*	880	20,504
Avago Technologies Ltd.	64,900	2,529,153
Broadcom Corp., Class A*	177,270	6,966,711
Cabot Microelectronics Corp.	7,600	295,488
Cavium, Inc.*	16,300	504,322
Cirrus Logic, Inc.*	24,500	583,100
Cree, Inc.*	38,900	1,230,407
Cymer, Inc.*	10,700	535,000
Cypress Semiconductor Corp.*	60,100	939,363
Diodes, Inc.*	480	11,126
DSP Group, Inc.*	640	4,262
Entegris, Inc.*	44,140	412,268
Exar Corp.*	1,400	11,760
Fairchild Semiconductor International, Inc.*	45,500	668,850
First Solar, Inc.*	21,350	534,818
Freescale Semiconductor Holdings I Ltd.*	25,300	389,367
GT Advanced Technologies, Inc.*	42,700	353,129
Hittite Microwave Corp.*	14,400	782,064
Intel Corp.	1,596,190	44,868,901
International Rectifier Corp.*	33,800	779,766
Intersil Corp., Class A	46,800	524,160
IXYS Corp.*	700	9,240
KLA-Tencor Corp.	54,680	2,975,686
Kulicke & Soffa Industries, Inc.*	610	7,582
Lam Research Corp.*	44,600	1,990,052
Linear Technology Corp.	78,450	2,643,765
LSI Corp.*	185,000	1,605,800
Marvell Technology Group Ltd.*	176,630	2,778,390
Maxim Integrated Products, Inc.	95,750	2,737,492
MEMC Electronic Materials, Inc.*	100,270	361,975
Microchip Technology, Inc.	66,400	2,470,080
Micron Technology, Inc.*	275,650	2,232,765
Microsemi Corp.*	31,400	673,216
MKS Instruments, Inc.	17,300	510,869
Novellus Systems, Inc.*	23,000	1,147,930
NVIDIA Corp.*	216,360	3,329,780
OmniVision Technologies, Inc.*	19,350	387,000
ON Semiconductor Corp.*	162,500	1,464,125
Pericom Semiconductor Corp.*	1,210	9,789
PMC-Sierra, Inc.*	77,400	559,602
RF Micro Devices, Inc.*	99,570	495,859
Semtech Corp.*	22,600	643,196
Silicon Laboratories, Inc.*	13,440	577,920
Skyworks Solutions, Inc.*	72,500	2,004,625
Standard Microsystems Corp.*	30	776
SunPower Corp.*	36,850	235,103
Supertex, Inc.*	430	7,770
Teradyne, Inc.*	61,310	1,035,526
Tessera Technologies, Inc.*	22,000	379,500
Texas Instruments, Inc.	369,090	12,405,115
Veeco Instruments, Inc.*	15,300	437,580
Volterra Semiconductor Corp.*	80	2,753
Xilinx, Inc.	89,500	3,260,485

		129,657,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.9%)
Accelrys, Inc.*	366	$2,921
ACI Worldwide, Inc.*	12,500	503,375
Activision Blizzard, Inc.	143,500	1,839,670
Adobe Systems, Inc.*	166,820	5,723,594
Advent Software, Inc.*	14,000	358,400
ANSYS, Inc.*	34,700	2,256,194
Ariba, Inc.*	31,900	1,043,449
Aspen Technology, Inc.*	32,500	667,225
Autodesk, Inc.*	73,050	3,091,476
Blackbaud, Inc.	14,700	488,481
BMC Software, Inc.*	58,500	2,349,360
Bottomline Technologies, Inc.*	220	6,147
CA, Inc.	126,850	3,495,986
Cadence Design Systems, Inc.*	112,030	1,326,435
Citrix Systems, Inc.*	62,150	4,904,257
CommVault Systems, Inc.*	15,300	759,492
Compuware Corp.*	85,050	781,609
Concur Technologies, Inc.*	20,300	1,164,814
Electronic Arts, Inc.*	111,900	1,844,112
EPIQ Systems, Inc.	30,400	367,840
FactSet Research Systems, Inc.	17,100	1,693,584
Fair Isaac Corp.	13,100	575,090
Fortinet, Inc.*	40,400	1,117,060
Informatica Corp.*	37,700	1,994,330
Intuit, Inc.	99,150	5,961,890
JDA Software Group, Inc.*	14,000	384,720
Kenexa Corp.*	870	27,179
Manhattan Associates, Inc.*	790	37,549
Mentor Graphics Corp.*	37,800	561,708
MICROS Systems, Inc.*	30,400	1,680,816
Microsoft Corp.	2,358,750	76,069,687
NetSuite, Inc.*	8,900	447,581
Nuance Communications, Inc.*	84,490	2,161,254
Oracle Corp.	1,220,890	35,601,152
Parametric Technology Corp.*	51,050	1,426,337
Progress Software Corp.*	22,200	524,364
QLIK Technologies, Inc.*	23,900	764,800
Quest Software, Inc.*	23,100	537,537
RealPage, Inc.*	14,600	279,882
Red Hat, Inc.*	63,400	3,797,026
Rovi Corp.*	41,550	1,352,453
Salesforce.com, Inc.*	42,600	6,582,126
SeaChange International, Inc.*	800	6,224
SolarWinds, Inc.*	19,400	749,810
Solera Holdings, Inc.	21,110	968,738
Sourcefire, Inc.*	9,100	437,983
Symantec Corp.*	259,990	4,861,813
Synchronoss Technologies, Inc.*	12,710	405,703
Synopsys, Inc.*	48,120	1,475,359
Take-Two Interactive Software, Inc.*	25,400	390,779
Taleo Corp., Class A*	14,400	661,392
TIBCO Software, Inc.*	60,140	1,834,270
TiVo, Inc.*	39,400	472,406
Ultimate Software Group, Inc.*	8,500	622,880
Verint Systems, Inc.*	14,400	466,416
VirnetX Holding Corp.*	13,700	327,841
VMware, Inc., Class A*	27,800	3,123,886

		193,358,462

Total Information Technology		976,045,683

Materials (4.0%)
Chemicals (2.4%)
A. Schulman, Inc.	470	12,699
Air Products and Chemicals, Inc.	69,780	6,405,804
Airgas, Inc.	25,800	2,295,426
Albemarle Corp.	29,800	1,904,816
Ashland, Inc.	25,564	1,560,938
Balchem Corp.	9,600	290,400
Cabot Corp.	29,200	1,246,256
Celanese Corp.	52,600	2,429,068
CF Industries Holdings, Inc.	21,202	3,872,545
Chemtura Corp.*	31,600	536,568
Cytec Industries, Inc.	18,500	1,124,615
Dow Chemical Co.	376,680	13,048,195
E.I. du Pont de Nemours & Co.	295,240	15,618,196
Eastman Chemical Co.	45,520	2,352,929
Ecolab, Inc.	95,588	5,899,691
Ferro Corp.*	600	3,564
FMC Corp.	22,950	2,429,487
H.B. Fuller Co.	16,100	528,563
Huntsman Corp.	61,000	854,610
International Flavors & Fragrances, Inc.	27,100	1,588,060
Intrepid Potash, Inc.*	17,700	430,641
LSB Industries, Inc.*	580	22,574
LyondellBasell Industries N.V., Class A	106,200	4,635,630
Minerals Technologies, Inc.	5,900	385,919
Monsanto Co.	171,400	13,670,864
Mosaic Co.	93,430	5,165,745
NewMarket Corp.	3,300	618,420
Olin Corp.	29,800	648,150
PolyOne Corp.	31,700	456,480
PPG Industries, Inc.	53,600	5,134,880
Praxair, Inc.	99,100	11,360,824
Rockwood Holdings, Inc.*	19,730	1,028,920
RPM International, Inc.	49,050	1,284,619
Scotts Miracle-Gro Co., Class A	19,400	1,050,704
Sensient Technologies Corp.	20,600	782,800
Sherwin-Williams Co.	29,700	3,227,499
Sigma-Aldrich Corp.	40,300	2,944,318
Solutia, Inc.	45,900	1,282,446
Spartech Corp.*	1,320	6,442
Valspar Corp.	31,700	1,530,793
W.R. Grace & Co.*	27,500	1,589,500
Westlake Chemical Corp.	6,400	414,656

		121,675,254

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	500,400
Martin Marietta Materials, Inc.	17,700	1,515,651
Texas Industries, Inc.	100	3,501
Vulcan Materials Co.	48,700	2,080,951

		4,100,503

Containers & Packaging (0.3%)
AptarGroup, Inc.	22,000	1,204,940
Ball Corp.	56,000	2,401,280
Bemis Co., Inc.	42,300	1,365,867
Crown Holdings, Inc.*	57,350	2,112,200
Greif, Inc., Class A	14,800	827,616
Myers Industries, Inc.	1,070	15,783
Owens-Illinois, Inc.*	61,850	1,443,579
Packaging Corp. of America	33,700	997,183
Rock-Tenn Co., Class A	23,500	1,587,660
Sealed Air Corp.	69,960	1,350,928
Silgan Holdings, Inc.	20,400	901,680
Sonoco Products Co.	32,660	1,084,312

		15,293,028

Metals & Mining (1.0%)
AK Steel Holding Corp.	41,600	314,496
Alcoa, Inc.	342,450	3,431,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Allegheny Technologies, Inc.	35,260	$1,451,654
Allied Nevada Gold Corp.*	29,600	962,888
Carpenter Technology Corp.	14,900	778,227
Century Aluminum Co.*	33,800	300,144
Cliffs Natural Resources, Inc.	48,640	3,368,806
Coeur d’Alene Mines Corp.*	33,300	790,542
Commercial Metals Co.	49,390	731,960
Compass Minerals International, Inc.	12,400	889,576
Freeport-McMoRan Copper & Gold, Inc.	308,300	11,727,732
Globe Specialty Metals, Inc.	24,700	367,289
Hecla Mining Co.	91,500	422,730
Molycorp, Inc.*	19,000	642,770
Newmont Mining Corp.	155,500	7,972,485
Nucor Corp.	106,420	4,570,739
Olympic Steel, Inc.	720	17,280
Reliance Steel & Aluminum Co.	28,100	1,587,088
Royal Gold, Inc.	18,000	1,173,960
Schnitzer Steel Industries, Inc., Class A	7,800	311,181
Southern Copper Corp.	64,644	2,049,861
Steel Dynamics, Inc.	71,300	1,036,702
Stillwater Mining Co.*	34,900	441,136
SunCoke Energy, Inc.*	18,831	267,589
Thompson Creek Metals Co., Inc.*	52,900	357,604
United States Steel Corp.	51,590	1,515,198
Universal Stainless & Alloy Products, Inc.*	40	1,709
Walter Energy, Inc.	22,000	1,302,620

		48,785,315

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	13,100	445,007
Clearwater Paper Corp.*	10,650	353,687
Domtar Corp.	14,540	1,386,825
International Paper Co.	147,650	5,182,515
Louisiana-Pacific Corp.*	42,500	397,375
MeadWestvaco Corp.	60,600	1,914,354
Neenah Paper, Inc.	160	4,758
Schweitzer-Mauduit International, Inc.	5,300	366,018

		10,050,539

Total Materials		199,904,639

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.1%)
AboveNet, Inc.*	8,200	678,960
AT&T, Inc.	1,882,354	58,785,916
CenturyLink, Inc.	196,979	7,613,238
Frontier Communications Corp.	374,990	1,563,708
Level 3 Communications, Inc.*	50,446	1,297,976
Lumos Networks Corp.	10,100	108,676
tw telecom, Inc.*	57,400	1,271,984
Verizon Communications, Inc.	906,540	34,657,024
Windstream Corp.	203,711	2,385,456

		108,362,938

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	97,750	5,213,985
MetroPCS Communications, Inc.*	108,050	974,611
NII Holdings, Inc.*	61,300	1,122,403
NTELOS Holdings Corp.	10,100	209,070
SBA Communications Corp., Class A*	37,500	1,905,375
Sprint Nextel Corp.*	1,013,325	2,887,976
Telephone & Data Systems, Inc.	34,686	802,981
U.S. Cellular Corp.*	8,300	339,719

		13,456,120

Total Telecommunication Services		121,819,058

Utilities (3.4%)
Electric Utilities (1.7%)
Allete, Inc.	10,500	435,645
American Electric Power Co., Inc.	157,970	6,094,483
Cleco Corp.	16,100	638,365
Duke Energy Corp.	423,900	8,906,139
Edison International	109,160	4,640,392
El Paso Electric Co.	13,900	451,611
Entergy Corp.	56,900	3,823,680
Exelon Corp.	271,957	10,663,414
FirstEnergy Corp.	136,904	6,241,453
Great Plains Energy, Inc.	51,600	1,045,932
Hawaiian Electric Industries, Inc.	34,200	866,970
IDACORP, Inc.	20,050	824,456
ITC Holdings Corp.	14,700	1,131,018
NextEra Energy, Inc.	132,050	8,065,614
Northeast Utilities	61,550	2,284,736
NV Energy, Inc.	67,400	1,086,488
Pepco Holdings, Inc.	69,250	1,308,133
Pinnacle West Capital Corp.	32,500	1,556,750
PNM Resources, Inc.	28,700	525,210
Portland General Electric Co.	28,500	711,930
PPL Corp.	187,950	5,311,467
Progress Energy, Inc.	94,720	5,030,579
Southern Co.	268,650	12,070,444
UIL Holdings Corp.	18,500	643,060
UniSource Energy Corp.	12,200	446,154
Westar Energy, Inc.	43,900	1,226,127

		86,030,250

Gas Utilities (0.3%)
AGL Resources, Inc.	38,283	1,501,459
Atmos Energy Corp.	25,200	792,792
National Fuel Gas Co.	28,900	1,390,668
New Jersey Resources Corp.	18,100	806,717
Northwest Natural Gas Co.	8,800	399,520
ONEOK, Inc.	36,800	3,005,088
Piedmont Natural Gas Co., Inc.	19,900	618,293
Questar Corp.	66,200	1,275,012
South Jersey Industries, Inc.	12,100	605,484
Southwest Gas Corp.	17,200	735,128
UGI Corp.	33,850	922,413
WGL Holdings, Inc.	19,100	777,370

		12,829,944

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	205,495	2,685,820
Atlantic Power Corp.	36,800	509,312
Calpine Corp.*	116,500	2,004,965
GenOn Energy, Inc.*	272,790	567,403
NRG Energy, Inc.*	81,650	1,279,455

		7,046,955

Multi-Utilities (1.2%)
Alliant Energy Corp.	34,800	1,507,536
Ameren Corp.	77,000	2,508,660
Avista Corp.	19,200	491,136
Black Hills Corp.	13,000	435,890
CenterPoint Energy, Inc.	134,050	2,643,466
CMS Energy Corp.	86,900	1,911,800
Consolidated Edison, Inc.	95,900	5,602,478
Dominion Resources, Inc.	185,950	9,522,499
DTE Energy Co.	52,800	2,905,584
Integrys Energy Group, Inc.	22,800	1,208,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
MDU Resources Group, Inc.	55,850	$1,250,482
NiSource, Inc.	92,700	2,257,245
NSTAR	31,600	1,536,708
OGE Energy Corp.	30,300	1,621,050
PG&E Corp.	130,520	5,665,873
Public Service Enterprise Group, Inc.	164,800	5,044,528
SCANA Corp.	38,550	1,758,265
Sempra Energy	76,990	4,616,320
TECO Energy, Inc.	80,850	1,418,918
Vectren Corp.	30,700	892,142
Wisconsin Energy Corp.	74,100	2,606,838
Xcel Energy, Inc.	150,480	3,983,206

		61,388,796

Water Utilities (0.1%)
American Water Works Co., Inc.	54,200	1,844,426
Aqua America, Inc.	53,850	1,200,317

		3,044,743

Total Utilities		170,340,688

Total Investments (99.4%) (Cost $3,635,078,532)		4,979,913,514
Other Assets Less Liabilities (0.6%)		30,565,373

Net Assets (100%)		$5,010,478,887

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,539,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	37	June-12	$3,039,390	$3,062,490	$23,100
S&P 500 E-Mini Index	317	June-12	21,919,283	22,240,720	321,437

					$344,537

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$599,765,775	$—	$—	$599,765,775
Consumer Staples	462,771,599	3,068,752	—	465,840,351
Energy	520,895,496	—	—	520,895,496
Financials	791,653,914	1,684,611	—	793,338,525
Health Care	571,169,619	—	—	571,169,619
Industrials	560,793,680	—	—	560,793,680
Information Technology	974,578,860	—	1,466,823	976,045,683
Materials	199,904,639	—	—	199,904,639
Telecommunication Services	121,819,058	—	—	121,819,058
Utilities	170,340,688	—	—	170,340,688
Futures	344,537	—	—	344,537

Total Assets	$4,974,037,865	$4,753,363	$1,466,823	$4,980,258,051

Total Liabilities	$—	$—	$—	$—

Total	$4,974,037,865	$4,753,363	$1,466,823	$4,980,258,051

(a)	A Security with a market value of $732,965 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	Securities with a market value of $4,753,363 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Preferred Stocks- Consumer Discretionary	Investments in Common Stocks-Information Technology
Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	795	2,781
Purchases	—	—	—
Sales	—	(795)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	1,464,042
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$—	$—	$1,466,823

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—	$2,781

††	Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$1,466,823	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$1,466,823

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$20,109,143
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$131,387,504

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,723,458,398
Aggregate gross unrealized depreciation	(430,890,328)

Net unrealized appreciation	$1,292,568,070

Federal income tax cost of investments	$3,687,345,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.4%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$1,000,000	$1,015,766
5.000%, 3/30/20	819,000	905,963
4.250%, 3/1/21	680,000	715,139

		2,636,868

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,786,000	1,944,552

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.
4.500%, 10/15/21	425,000	434,597
Hyatt Hotels Corp.
3.875%, 8/15/16	250,000	261,038
5.375%, 8/15/21	250,000	271,188
International Game Technology
7.500%, 6/15/19	202,000	235,954
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,211,134
5.350%, 3/1/18	743,000	885,466
5.000%, 2/1/19	750,000	883,024
3.625%, 5/20/21	400,000	430,860
Starbucks Corp.
6.250%, 8/15/17	500,000	593,760
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,084,577
3.875%, 11/1/20	1,000,000	1,030,032

		7,321,630

Household Durables (0.1%)
Black & Decker Corp.
4.750%, 11/1/14	1,000,000	1,085,632
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,104,298
Tupperware Brands Corp.
4.750%, 6/1/21	400,000	408,414
Whirlpool Corp.
8.600%, 5/1/14	194,000	218,054
4.850%, 6/15/21	300,000	304,060

		3,120,458

Internet & Catalog Retail (0.0%)
Expedia, Inc.
7.456%, 8/15/18	500,000	566,250
5.950%, 8/15/20	1,100,000	1,134,375

		1,700,625

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.125%, 5/15/14	1,000,000	1,083,649

Media (1.2%)
CBS Corp.
8.875%, 5/15/19	250,000	328,296
5.750%, 4/15/20	1,000,000	1,146,009
Comcast Corp.
5.300%, 1/15/14	2,346,000	2,517,709
5.900%, 3/15/16	2,262,000	2,610,510
6.500%, 1/15/17	416,000	496,833
5.700%, 7/1/19	1,189,000	1,401,285
5.150%, 3/1/20	2,500,000	2,866,968
COX Communications, Inc.
4.625%, 6/1/13	800,000	832,283
5.450%, 12/15/14	684,000	756,991
5.500%, 10/1/15	1,000,000	1,117,806
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,344,186
3.550%, 3/15/15	2,022,000	2,131,791
7.625%, 5/15/16	1,112,000	1,168,548
5.875%, 10/1/19	500,000	574,981
5.200%, 3/15/20	604,000	668,561
4.600%, 2/15/21	1,000,000	1,055,166
5.000%, 3/1/21	1,500,000	1,639,244
3.800%, 3/15/22§	850,000	839,416
Discovery Communications LLC
3.700%, 6/1/15	300,000	320,182
5.050%, 6/1/20	2,000,000	2,257,104
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	693,892
Interpublic Group of Cos., Inc.
4.000%, 3/15/22	315,000	305,989
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	580,599
NBCUniversal Media LLC
3.650%, 4/30/15	2,000,000	2,113,051
5.150%, 4/30/20	1,845,000	2,060,628
4.375%, 4/1/21	1,500,000	1,599,460
News America, Inc.
8.000%, 10/17/16	2,000,000	2,458,055
6.900%, 3/1/19	596,000	713,839
5.650%, 8/15/20	500,000	566,225
4.500%, 2/15/21	500,000	529,321
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	531,453
4.450%, 8/15/20	1,218,000	1,303,340
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,927,454
Thomson Reuters Corp.
5.950%, 7/15/13	1,000,000	1,059,202
5.700%, 10/1/14	870,000	958,087
6.500%, 7/15/18	708,000	870,228
4.700%, 10/15/19	369,000	409,587
Time Warner Cable, Inc.
6.200%, 7/1/13	2,000,000	2,130,854
7.500%, 4/1/14	914,000	1,028,356
3.500%, 2/1/15	173,000	183,336
5.850%, 5/1/17	1,306,000	1,514,393
6.750%, 7/1/18	2,500,000	3,036,722
8.750%, 2/14/19	1,000,000	1,304,394
8.250%, 4/1/19	1,096,000	1,401,766
5.000%, 2/1/20	861,000	952,170
4.000%, 9/1/21	500,000	510,949
Time Warner, Inc.
5.875%, 11/15/16	1,280,000	1,496,144
4.875%, 3/15/20	2,200,000	2,424,792
4.700%, 1/15/21	1,500,000	1,636,804
Turner Broadcasting System, Inc.
8.375%, 7/1/13	804,000	874,961
Viacom, Inc.
4.375%, 9/15/14	573,000	616,236
1.250%, 2/27/15	300,000	299,311
6.250%, 4/30/16	1,205,000	1,402,115
5.625%, 9/15/19	1,391,000	1,618,428
Walt Disney Co.
4.500%, 12/15/13	2,846,000	3,032,895
6.000%, 7/17/17	346,000	422,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/15/19	$500,000	$596,191
Washington Post Co.
7.250%, 2/1/19	500,000	577,548
WPP Finance 2010
4.750%, 11/21/21§	160,000	167,332
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	755,665
8.000%, 9/15/14	321,000	367,729

		73,105,961

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	208,435
Kohl’s Corp.
6.250%, 12/15/17	648,000	772,566
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	400,000	403,000
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	799,000	872,907
5.900%, 12/1/16	1,500,000	1,717,500
Nordstrom, Inc.
6.750%, 6/1/14	242,000	272,937
6.250%, 1/15/18	277,000	336,491
4.750%, 5/1/20	584,000	659,714
4.000%, 10/15/21	600,000	642,373
Target Corp.
1.125%, 7/18/14	300,000	303,110
5.875%, 7/15/16	1,000,000	1,188,085
6.000%, 1/15/18	1,050,000	1,277,420
3.875%, 7/15/20	1,000,000	1,086,878

		9,741,416

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	164,497
AutoZone, Inc.
5.750%, 1/15/15	173,000	191,351
4.000%, 11/15/20	1,700,000	1,756,697
Best Buy Co., Inc.
3.750%, 3/15/16	800,000	810,467
5.500%, 3/15/21	500,000	488,651
Gap, Inc.
5.950%, 4/12/21	1,000,000	1,007,832
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,117,013
5.400%, 3/1/16	2,996,000	3,454,739
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	564,178
2.125%, 4/15/16	1,000,000	1,028,488
4.625%, 4/15/20	839,000	929,532
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	198,333
4.625%, 9/15/21	300,000	315,908
Staples, Inc.
9.750%, 1/15/14	1,846,000	2,096,270
TJX Cos., Inc.
4.200%, 8/15/15	200,000	217,170
6.950%, 4/15/19	385,000	478,043

		14,819,169

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	250,000	256,373

Total Consumer Discretionary		115,730,701

Consumer Staples (2.3%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,139,428
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	2,625,000	2,910,303
4.125%, 1/15/15	975,000	1,053,018
7.750%, 1/15/19	3,000,000	3,909,644
5.375%, 1/15/20	1,500,000	1,762,570
4.375%, 2/15/21	1,080,000	1,209,355
Beam, Inc.
6.375%, 6/15/14	396,000	432,069
Bottling Group LLC
6.950%, 3/15/14	1,046,000	1,174,253
5.125%, 1/15/19	846,000	989,139
Brown-Forman Corp.
2.500%, 1/15/16	250,000	259,689
Coca-Cola Co.
0.750%, 11/15/13	2,950,000	2,960,196
3.625%, 3/15/14	200,000	212,016
0.750%, 3/13/15	550,000	548,015
1.500%, 11/15/15	600,000	610,523
1.800%, 9/1/16	1,371,000	1,394,793
1.650%, 3/14/18	1,800,000	1,789,607
3.150%, 11/15/20	1,920,000	2,004,428
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	200,000	201,404
2.125%, 9/15/15	1,000,000	1,022,121
2.000%, 8/19/16	250,000	250,596
3.250%, 8/19/21	250,000	248,383
Diageo Capital plc
7.375%, 1/15/14	1,346,000	1,502,563
5.750%, 10/23/17	1,500,000	1,797,734
Diageo Finance B.V.
5.500%, 4/1/13	416,000	436,111
5.300%, 10/28/15	910,000	1,038,469
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,700,000	1,773,073
2.600%, 1/15/19	200,000	199,433
3.200%, 11/15/21	200,000	197,113
PepsiAmericas, Inc.
4.875%, 1/15/15	700,000	774,207
PepsiCo, Inc.
0.875%, 10/25/13	4,000,000	4,021,175
3.750%, 3/1/14	1,250,000	1,324,325
7.900%, 11/1/18	1,016,000	1,361,724
4.500%, 1/15/20	2,500,000	2,811,110
2.750%, 3/5/22	750,000	729,798

		44,048,385

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,568,000	1,851,040
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,866,380
6.125%, 8/15/16	346,000	408,811
5.750%, 6/1/17	1,208,000	1,417,920
6.600%, 3/15/19	949,000	1,169,883
4.750%, 5/18/20	304,000	342,394
Delhaize Group S.A.
5.875%, 2/1/14	669,000	716,632
Kroger Co.
5.000%, 4/15/13	208,000	216,482
7.500%, 1/15/14	1,346,000	1,501,658
3.900%, 10/1/15	639,000	695,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.150%, 1/15/20	$1,346,000	$1,626,317
Safeway, Inc.
6.350%, 8/15/17	208,000	242,136
5.000%, 8/15/19	346,000	370,743
3.950%, 8/15/20	1,120,000	1,109,972
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,335,104
Walgreen Co.
4.875%, 8/1/13	1,708,000	1,804,567
5.250%, 1/15/19	500,000	576,260
Wal-Mart Stores, Inc.
4.550%, 5/1/13	1,416,000	1,479,351
3.200%, 5/15/14	3,800,000	4,006,291
2.250%, 7/8/15	1,500,000	1,564,702
2.800%, 4/15/16	3,000,000	3,184,328
5.800%, 2/15/18	346,000	419,216
4.125%, 2/1/19	1,750,000	1,948,929
3.250%, 10/25/20	2,500,000	2,620,640

		32,475,186

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,541,977
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	839,000	875,033
5.350%, 4/15/14	300,000	318,311
5.100%, 7/15/15	488,000	522,283
8.500%, 6/15/19	565,000	693,461
Campbell Soup Co.
3.375%, 8/15/14	339,000	359,652
3.050%, 7/15/17	269,000	287,793
4.500%, 2/15/19	521,000	586,384
ConAgra Foods, Inc.
7.000%, 4/15/19	1,000,000	1,196,056
Corn Products International, Inc.
3.200%, 11/1/15	269,000	281,937
4.625%, 11/1/20	269,000	283,757
General Mills, Inc.
5.200%, 3/17/15	500,000	557,939
5.700%, 2/15/17	2,500,000	2,952,996
5.650%, 2/15/19	846,000	1,005,205
H.J. Heinz Co.
5.350%, 7/15/13	746,000	790,410
Hershey Co.
4.850%, 8/15/15	452,000	506,333
1.500%, 11/1/16	200,000	201,391
4.125%, 12/1/20	500,000	552,763
Hormel Foods Corp.
4.125%, 4/15/21	250,000	272,788
J.M. Smucker Co.
3.500%, 10/15/21	600,000	608,912
Kellogg Co.
4.450%, 5/30/16	520,000	577,433
3.250%, 5/21/18	290,000	304,571
4.150%, 11/15/19	500,000	540,622
4.000%, 12/15/20	600,000	634,847
Kraft Foods, Inc.
2.625%, 5/8/13	1,800,000	1,834,038
6.750%, 2/19/14	750,000	828,437
4.125%, 2/9/16	2,904,000	3,154,656
6.125%, 2/1/18	1,866,000	2,234,245
5.375%, 2/10/20	3,108,000	3,594,787
McCormick & Co., Inc.
3.900%, 7/15/21	150,000	159,647
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	490,209
4.900%, 11/1/19	704,000	790,874
Sara Lee Corp.
2.750%, 9/15/15	1,000,000	1,027,400
Tyson Foods, Inc.
10.500%, 3/1/14	1,000,000	1,157,500

		31,724,647

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	157,219
Clorox Co.
3.550%, 11/1/15	269,000	284,338
3.800%, 11/15/21	500,000	505,449
Colgate-Palmolive Co.
4.200%, 5/15/13	200,000	208,814
3.150%, 8/5/15	1,042,000	1,123,456
Energizer Holdings, Inc.
4.700%, 5/19/21	500,000	521,972
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	2,092,704
7.500%, 11/1/18	700,000	936,068
Procter & Gamble Co.
0.700%, 8/15/14	2,000,000	2,007,607
4.950%, 8/15/14	525,000	579,270
1.800%, 11/15/15	1,000,000	1,033,573
4.850%, 12/15/15	708,000	807,616
4.700%, 2/15/19	2,046,000	2,391,709

		12,649,795

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	747,805
6.500%, 3/1/19	1,000,000	1,135,553

		1,883,358

Tobacco (0.4%)
Altria Group, Inc.
8.500%, 11/10/13	1,048,000	1,172,710
4.125%, 9/11/15	1,000,000	1,089,181
9.700%, 11/10/18	2,304,000	3,132,799
9.250%, 8/6/19	2,193,000	2,942,511
4.750%, 5/5/21	750,000	804,478
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	367,523
8.125%, 6/23/19	407,000	504,504
6.875%, 5/1/20	1,104,000	1,298,074
Philip Morris International, Inc.
4.875%, 5/16/13	1,546,000	1,621,396
6.875%, 3/17/14	1,000,000	1,119,382
2.500%, 5/16/16	600,000	625,018
1.625%, 3/20/17	250,000	248,903
5.650%, 5/16/18	2,164,000	2,589,530
4.500%, 3/26/20	1,000,000	1,121,022
4.125%, 5/17/21	300,000	323,839
Reynolds American, Inc.
7.250%, 6/1/13	628,000	667,537
7.625%, 6/1/16	523,000	627,235
6.750%, 6/15/17	900,000	1,069,796

		21,325,438

Total Consumer Staples		144,106,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (2.5%)
Energy Equipment & Services (0.2%)
BJ Services Co.
6.000%, 6/1/18	$200,000	$238,372
Cameron International Corp.
6.375%, 7/15/18	200,000	235,572
4.500%, 6/1/21	350,000	384,761
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	550,695
5.875%, 5/1/19	750,000	872,671
Ensco plc
4.700%, 3/15/21	2,000,000	2,160,520
Halliburton Co.
6.150%, 9/15/19	1,623,000	1,968,539
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	332,108
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,216,049
6.000%, 3/15/18	545,000	602,923
6.500%, 11/15/20	1,039,000	1,166,495
Weatherford International Ltd.
5.500%, 2/15/16	519,000	574,725
6.000%, 3/15/18	208,000	236,618
9.625%, 3/1/19	1,265,000	1,672,126
5.125%, 9/15/20	1,000,000	1,068,490

		14,280,664

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	541,250
5.950%, 9/15/16	1,161,000	1,338,053
6.375%, 9/15/17	1,500,000	1,784,640
8.700%, 3/15/19	789,000	1,037,890
Apache Corp.
5.250%, 4/15/13	1,069,000	1,120,898
6.000%, 9/15/13	200,000	215,265
5.625%, 1/15/17	500,000	587,130
3.625%, 2/1/21	1,000,000	1,053,674
Buckeye Partners LP
5.500%, 8/15/19	404,000	443,329
4.875%, 2/1/21	1,220,000	1,273,736
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,833,000	2,171,078
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	641,263
5.700%, 10/15/19	1,308,000	1,556,716
Chevron Corp.
3.950%, 3/3/14	900,000	958,922
4.950%, 3/3/19	1,346,000	1,584,884
ConocoPhillips
4.400%, 5/15/13	1,000,000	1,042,162
4.750%, 2/1/14	3,250,000	3,468,262
5.750%, 2/1/19	2,000,000	2,430,974
6.000%, 1/15/20	1,000,000	1,237,448
Devon Energy Corp.
2.400%, 7/15/16	500,000	513,687
6.300%, 1/15/19	1,000,000	1,228,811
4.000%, 7/15/21	500,000	534,676
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,860,000
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	408,124
5.200%, 3/15/20	1,081,000	1,227,744
4.200%, 9/15/21	500,000	523,505
Enbridge, Inc.
5.800%, 6/15/14	500,000	544,530
4.900%, 3/1/15	500,000	538,195
EnCana Corp.
4.750%, 10/15/13	463,000	490,078
5.900%, 12/1/17	1,569,000	1,825,881
6.500%, 5/15/19	518,000	622,069
Energy Transfer Partners LP
6.000%, 7/1/13	1,500,000	1,578,857
6.700%, 7/1/18	844,000	959,953
9.700%, 3/15/19	346,000	450,999
9.000%, 4/15/19	700,000	872,431
Enterprise Products Operating LLC
9.750%, 1/31/14	1,721,000	1,977,361
3.200%, 2/1/16	2,000,000	2,099,179
5.200%, 9/1/20	1,500,000	1,684,650
EOG Resources, Inc.
2.950%, 6/1/15	1,750,000	1,850,179
5.625%, 6/1/19	847,000	991,908
4.100%, 2/1/21	1,500,000	1,623,065
EQT Corp.
6.500%, 4/1/18	500,000	569,440
8.125%, 6/1/19	927,000	1,086,625
Hess Corp.
8.125%, 2/15/19	990,000	1,272,895
Husky Energy, Inc.
5.900%, 6/15/14	1,743,000	1,912,724
7.250%, 12/15/19	145,000	178,410
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	500,000	530,121
5.625%, 2/15/15	1,135,000	1,261,129
6.000%, 2/1/17	535,000	619,421
9.000%, 2/1/19	693,000	881,137
6.850%, 2/15/20	811,000	964,598
5.300%, 9/15/20	52,000	58,000
5.800%, 3/1/21	1,000,000	1,120,459
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	220,304
6.550%, 7/15/19	187,000	221,721
4.250%, 2/1/21	524,000	556,347
Marathon Oil Corp.
6.000%, 10/1/17	500,000	585,315
5.900%, 3/15/18	160,000	189,118
Marathon Petroleum Corp.
3.500%, 3/1/16	1,720,000	1,788,952
5.125%, 3/1/21	135,000	146,313
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	931,294
9.250%, 1/15/19	1,000,000	1,279,747
5.000%, 9/15/20	700,000	752,646
Nexen, Inc.
6.200%, 7/30/19	500,000	579,913
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,002,621
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	523,492
2.500%, 3/15/17	400,000	398,223
4.900%, 8/1/20	477,000	508,602
4.625%, 3/1/21	1,000,000	1,047,459
NuStar Logistics LP
7.650%, 4/15/18	500,000	590,046
4.800%, 9/1/20	539,000	554,880
4.750%, 2/1/22	200,000	198,311
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	313,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 6/1/16	$473,000	$524,031
1.750%, 2/15/17	400,000	403,624
4.100%, 2/1/21	1,750,000	1,901,499
ONEOK Partners LP
3.250%, 2/1/16	200,000	208,204
8.625%, 3/1/19	1,346,000	1,745,977
PC Financial Partnership
5.000%, 11/15/14	600,000	655,168
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	780,664
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,150,234
6.125%, 10/6/16	846,000	948,836
3.500%, 2/6/17	1,000,000	1,023,450
5.875%, 3/1/18	208,000	232,604
7.875%, 3/15/19	1,708,000	2,104,777
5.750%, 1/20/20	4,423,000	4,885,550
5.375%, 1/27/21	3,500,000	3,782,800
Petrohawk Energy Corp.
6.250%, 6/1/19	1,000,000	1,145,028
Petroleos Mexicanos
4.875%, 3/15/15	3,000,000	3,253,983
8.000%, 5/3/19	1,500,000	1,896,000
6.000%, 3/5/20	2,823,000	3,218,220
4.875%, 1/24/22§	500,000	524,000
Phillips 66
2.950%, 5/1/17§	1,700,000	1,725,905
Plains All American Pipeline LP/Plains All American Finance Corp
3.950%, 9/15/15	1,000,000	1,073,469
6.500%, 5/1/18	346,000	415,462
8.750%, 5/1/19	304,000	395,763
5.000%, 2/1/21	1,000,000	1,095,881
Shell International Finance B.V.
4.000%, 3/21/14	1,000,000	1,066,019
3.100%, 6/28/15	3,000,000	3,206,042
4.300%, 9/22/19	1,485,000	1,688,850
4.375%, 3/25/20	1,429,000	1,641,143
Southwestern Energy Co.
4.100%, 3/15/22§	1,250,000	1,247,701
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	986,864
8.000%, 10/1/19	345,000	433,436
Statoil ASA
3.875%, 4/15/14	173,000	183,422
2.900%, 10/15/14	1,000,000	1,048,364
5.250%, 4/15/19	2,288,000	2,690,034
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,805,023
Talisman Energy, Inc.
7.750%, 6/1/19	1,262,000	1,548,224
Total Capital Canada Ltd.
1.625%, 1/28/14	490,000	489,020
Total Capital S.A.
3.000%, 6/24/15	500,000	519,662
3.125%, 10/2/15	500,000	521,713
2.300%, 3/15/16	2,500,000	2,531,224
4.450%, 6/24/20	500,000	540,214
4.125%, 1/28/21	1,000,000	1,066,337
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,500,000	1,601,463
7.125%, 1/15/19	1,193,000	1,508,990
3.800%, 10/1/20	1,000,000	1,057,144
6.350%, 5/15/67(l)	1,171,000	1,206,130
Valero Energy Corp.
4.500%, 2/1/15	121,000	129,621
6.125%, 6/15/17	500,000	572,955
9.375%, 3/15/19	354,000	460,724
6.125%, 2/1/20	1,060,000	1,221,343
Williams Partners LP
3.800%, 2/15/15	419,000	444,654
5.250%, 3/15/20	1,529,000	1,688,533
4.000%, 11/15/21	750,000	756,310
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	394,659
XTO Energy, Inc.
6.250%, 8/1/17	1,000,000	1,229,860

		144,313,713

Total Energy		158,594,377

Financials (12.6%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	1,968,943
Bank of New York Mellon Corp.
5.125%, 8/27/13	770,000	818,299
1.500%, 1/31/14	300,000	303,580
4.300%, 5/15/14	885,000	947,275
1.200%, 2/20/15	780,000	781,727
2.950%, 6/18/15	2,000,000	2,107,541
4.150%, 2/1/21	1,800,000	1,934,874
3.550%, 9/23/21	650,000	667,017
Bear Stearns Cos. LLC
5.700%, 11/15/14	208,000	229,221
5.300%, 10/30/15	586,000	645,845
5.550%, 1/22/17	2,721,000	3,004,227
6.400%, 10/2/17	1,346,000	1,567,982
7.250%, 2/1/18	2,070,000	2,495,762
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,691,042
5.000%, 12/10/19	1,273,000	1,460,157
Charles Schwab Corp.
4.950%, 6/1/14	785,000	850,971
4.450%, 7/22/20	750,000	797,486
Deutsche Bank AG/London
4.875%, 5/20/13	916,000	950,070
3.875%, 8/18/14	1,000,000	1,048,480
3.450%, 3/30/15	1,346,000	1,395,681
3.250%, 1/11/16	4,000,000	4,103,508
6.000%, 9/1/17	1,346,000	1,528,247
Franklin Resources, Inc.
3.125%, 5/20/15	1,100,000	1,161,168
Goldman Sachs Group, Inc.
4.750%, 7/15/13	2,000,000	2,071,241
5.250%, 10/15/13	1,921,000	2,009,448
5.150%, 1/15/14	346,000	365,782
6.000%, 5/1/14	4,000,000	4,284,266
5.125%, 1/15/15	1,938,000	2,059,928
3.700%, 8/1/15	3,000,000	3,051,983
5.350%, 1/15/16	1,941,000	2,056,944
3.625%, 2/7/16	3,000,000	2,996,124
5.625%, 1/15/17	1,800,000	1,897,703
6.250%, 9/1/17	1,500,000	1,647,583
5.950%, 1/18/18	6,451,000	6,959,129
7.500%, 2/15/19	2,999,000	3,410,355
5.375%, 3/15/20	3,000,000	3,060,361
6.000%, 6/15/20	1,116,000	1,175,872
5.250%, 7/27/21	1,505,000	1,497,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 1/24/22	$3,000,000	$3,059,448
Jefferies Group, Inc.
3.875%, 11/9/15	1,250,000	1,226,543
8.500%, 7/15/19	1,446,000	1,631,902
Lazard Group LLC
7.125%, 5/15/15	400,000	432,000
Merrill Lynch & Co., Inc.
6.150%, 4/25/13	2,376,000	2,472,692
5.300%, 9/30/15	1,000,000	1,059,428
6.050%, 5/16/16	2,503,000	2,603,120
5.700%, 5/2/17	2,000,000	2,047,468
6.400%, 8/28/17	1,741,000	1,898,566
6.875%, 4/25/18	3,124,000	3,469,075
6.875%, 11/15/18	130,000	144,815
Morgan Stanley
4.750%, 4/1/14	2,193,000	2,219,481
6.000%, 5/13/14	1,500,000	1,569,367
2.875%, 7/28/14	945,000	939,944
4.100%, 1/26/15	4,000,000	4,012,979
6.000%, 4/28/15	2,500,000	2,616,125
4.000%, 7/24/15	1,500,000	1,495,064
5.375%, 10/15/15	2,246,000	2,324,020
5.750%, 10/18/16	1,000,000	1,044,400
4.750%, 3/22/17	500,000	498,670
5.550%, 4/27/17	6,750,000	6,900,306
6.625%, 4/1/18	2,473,000	2,603,080
7.300%, 5/13/19	1,500,000	1,614,060
5.625%, 9/23/19	2,039,000	2,021,450
5.500%, 7/24/20	1,522,000	1,517,170
5.750%, 1/25/21	3,500,000	3,472,975
5.500%, 7/28/21	2,010,000	1,949,754
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	807,686
4.125%, 1/19/16	3,000,000	3,063,699
6.700%, 3/4/20	653,000	715,847
Northern Trust Corp.
4.625%, 5/1/14	175,000	188,011
3.450%, 11/4/20	700,000	718,841
3.375%, 8/23/21	375,000	383,447
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	257,723
8.600%, 8/15/19	339,000	410,666
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	727,880

		135,120,969

Commercial Banks (4.2%)
American Express Bank FSB
6.000%, 9/13/17	500,000	586,484
American Express Centurion Bank
6.000%, 9/13/17	1,000,000	1,159,262
Associated Banc-Corp
5.125%, 3/28/16	500,000	533,553
Bancolombia S.A.
4.250%, 1/12/16	500,000	516,250
Bank of Montreal
2.125%, 6/28/13	900,000	913,770
2.500%, 1/11/17	1,000,000	1,016,741
Bank of Nova Scotia
2.375%, 12/17/13	650,000	668,106
1.850%, 1/12/15	500,000	511,321
3.400%, 1/22/15	1,193,000	1,264,640
2.050%, 10/7/15	3,000,000	3,095,175
2.900%, 3/29/16	1,000,000	1,052,099
4.375%, 1/13/21	1,000,000	1,099,640
Barclays Bank plc
2.375%, 1/13/14	2,000,000	2,015,669
5.200%, 7/10/14	1,000,000	1,059,900
3.900%, 4/7/15	2,000,000	2,069,292
6.750%, 5/22/19	1,150,000	1,325,145
5.125%, 1/8/20	3,000,000	3,146,564
5.140%, 10/14/20	750,000	729,367
BB&T Corp.
3.375%, 9/25/13	1,008,000	1,044,852
2.050%, 4/28/14	1,000,000	1,019,261
5.200%, 12/23/15	35,000	38,860
3.200%, 3/15/16	1,000,000	1,047,991
3.950%, 4/29/16	954,000	1,028,809
4.900%, 6/30/17	693,000	768,502
5.250%, 11/1/19	460,000	512,754
3.950%, 3/22/22	100,000	101,053
BNP Paribas S.A.
3.250%, 3/11/15	4,500,000	4,544,551
5.000%, 1/15/21	2,000,000	2,018,846
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	2,008,000	2,027,105
2.350%, 12/11/15	500,000	512,068
Comerica Bank
5.700%, 6/1/14	500,000	537,728
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,051,125
Commonwealth Bank of Australia/New York
1.950%, 3/16/15	997,000	1,002,290
Compass Bank
6.400%, 10/1/17	300,000	316,381
5.500%, 4/1/20	1,226,000	1,212,544
Credit Suisse AG/New York
5.000%, 5/15/13	3,386,000	3,515,719
2.200%, 1/14/14	3,000,000	3,016,933
3.500%, 3/23/15	3,000,000	3,114,410
5.300%, 8/13/19	1,346,000	1,484,956
4.375%, 8/5/20	2,000,000	2,088,680
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	523,256
Discover Bank/Delaware
8.700%, 11/18/19	1,500,000	1,858,560
7.000%, 4/15/20	750,000	864,375
Fifth Third Bancorp
6.250%, 5/1/13	346,000	364,586
3.625%, 1/25/16	1,500,000	1,578,300
4.500%, 6/1/18	1,000,000	1,057,600
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,062,497
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	1,255,500
HSBC Bank USA/New York
4.625%, 4/1/14	1,416,000	1,487,966
6.000%, 8/9/17	500,000	535,716
4.875%, 8/24/20	1,000,000	1,027,199
HSBC Holdings plc
5.100%, 4/5/21	2,250,000	2,427,250
HSBC USA, Inc.
5.000%, 9/27/20	500,000	511,200
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	91,366
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	2,850,000	3,259,004
KeyBank N.A./Ohio
5.800%, 7/1/14	1,300,000	1,409,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
KeyCorp
6.500%, 5/14/13	$593,000	$627,614
3.750%, 8/13/15	500,000	530,711
5.100%, 3/24/21	1,000,000	1,102,291
KfW
1.375%, 7/15/13	5,000,000	5,058,304
4.000%, 10/15/13	2,262,000	2,381,775
1.375%, 1/13/14	4,000,000	4,056,862
3.500%, 3/10/14	4,886,000	5,157,096
4.125%, 10/15/14	4,708,000	5,105,418
2.750%, 10/21/14	1,000,000	1,050,182
1.000%, 1/12/15	2,000,000	2,015,125
2.625%, 3/3/15	7,000,000	7,361,420
2.625%, 2/16/16	5,000,000	5,278,932
5.125%, 3/14/16	3,000,000	3,455,239
4.875%, 1/17/17	2,965,000	3,443,021
4.375%, 3/15/18	3,000,000	3,424,406
4.500%, 7/16/18	2,109,000	2,433,370
4.875%, 6/17/19	1,500,000	1,771,793
4.000%, 1/27/20	8,039,000	8,957,979
2.375%, 8/25/21	500,000	490,339
2.625%, 1/25/22	1,000,000	990,203
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	106,851
Landwirtschaftliche Rentenbank
4.125%, 7/15/13	916,000	955,135
3.125%, 7/15/15	5,000,000	5,312,314
2.500%, 2/15/16	2,000,000	2,084,904
5.125%, 2/1/17	1,635,000	1,895,082
Lloyds TSB Bank plc
4.875%, 1/21/16	2,000,000	2,073,072
4.200%, 3/28/17	500,000	501,269
6.375%, 1/21/21	2,000,000	2,155,280
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	908,000	983,659
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	564,669
Mellon Funding Corp.
5.000%, 12/1/14	500,000	541,141
5.500%, 11/15/18	1,000,000	1,145,421
National Australia Bank/New York
2.750%, 3/9/17	1,800,000	1,785,365
National City Corp.
4.900%, 1/15/15	520,000	571,332
Oesterreichische Kontrollbank AG
1.375%, 1/21/14	5,000,000	5,009,858
4.875%, 2/16/16	1,943,000	2,163,812
5.000%, 4/25/17	346,000	392,894
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,090,608
PNC Funding Corp.
5.400%, 6/10/14	200,000	218,603
3.625%, 2/8/15	1,700,000	1,805,905
4.250%, 9/21/15	1,000,000	1,092,280
2.700%, 9/19/16	800,000	826,445
5.625%, 2/1/17	1,800,000	2,013,367
6.700%, 6/10/19	500,000	609,601
5.125%, 2/8/20	269,000	302,912
4.375%, 8/11/20	1,839,000	1,990,232
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,518,950
3.375%, 1/19/17	1,000,000	1,019,029
4.500%, 1/11/21	1,500,000	1,544,200
3.875%, 2/8/22	2,000,000	1,932,263
Royal Bank of Canada
2.100%, 7/29/13	2,439,000	2,492,405
1.150%, 3/13/15	150,000	149,580
2.625%, 12/15/15	1,000,000	1,043,830
2.300%, 7/20/16	2,200,000	2,259,157
Royal Bank of Scotland Group plc
4.875%, 3/16/15	1,700,000	1,761,829
6.400%, 10/21/19	1,010,000	1,054,842
Royal Bank of Scotland plc
3.250%, 1/11/14	1,000,000	1,011,442
3.950%, 9/21/15	1,500,000	1,519,155
4.375%, 3/16/16	1,500,000	1,524,735
6.125%, 1/11/21	2,500,000	2,686,825
SouthTrust Corp.
5.800%, 6/15/14	1,028,000	1,111,539
Sovereign Bank/Delaware
8.750%, 5/30/18	500,000	584,604
SunTrust Banks, Inc.
3.600%, 4/15/16	1,000,000	1,033,690
6.000%, 9/11/17	500,000	558,733
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	33,013
7.250%, 3/15/18	846,000	969,299
SVB Financial Group
5.375%, 9/15/20	160,000	171,874
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,273,692
Toronto-Dominion Bank
1.375%, 7/14/14	500,000	508,190
2.500%, 7/14/16	1,250,000	1,274,787
2.375%, 10/19/16	1,250,000	1,281,610
U.S. Bancorp
1.375%, 9/13/13	2,500,000	2,525,041
4.200%, 5/15/14	523,000	559,279
3.150%, 3/4/15	500,000	527,179
2.450%, 7/27/15	1,000,000	1,034,536
3.442%, 2/1/16	1,000,000	1,028,139
4.125%, 5/24/21	1,000,000	1,075,444
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,646,062
3.778%, 4/29/20(l)	1,000,000	1,030,000
UBS AG/Connecticut
2.250%, 1/28/14	300,000	300,181
3.875%, 1/15/15	3,000,000	3,122,331
5.875%, 7/15/16	600,000	631,687
5.875%, 12/20/17	1,943,000	2,150,239
5.750%, 4/25/18	1,416,000	1,551,480
4.875%, 8/4/20	3,000,000	3,121,855
UFJ Finance Aruba AEC
6.750%, 7/15/13	523,000	555,026
Union Bank N.A.
2.125%, 12/16/13	1,500,000	1,525,408
Wachovia Bank N.A.
4.875%, 2/1/15	1,600,000	1,726,403
Wachovia Corp.
5.500%, 5/1/13	928,000	974,335
5.700%, 8/1/13	976,000	1,036,321
5.250%, 8/1/14	2,748,000	2,963,596
5.625%, 10/15/16	1,447,000	1,614,722
5.750%, 6/15/17	110,000	126,336
5.750%, 2/1/18	3,846,000	4,447,618
Wells Fargo & Co.
4.950%, 10/16/13	500,000	527,895
3.750%, 10/1/14	2,154,000	2,278,456
5.000%, 11/15/14	500,000	537,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 4/15/15	$4,000,000	$4,252,007
5.125%, 9/15/16	55,000	60,647
2.625%, 12/15/16	2,000,000	2,042,989
5.625%, 12/11/17	2,560,000	2,960,940
4.600%, 4/1/21	2,000,000	2,136,530
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,249,346
Westpac Banking Corp.
2.100%, 8/2/13	1,500,000	1,529,585
3.000%, 8/4/15	3,750,000	3,900,460
4.875%, 11/19/19	1,500,000	1,613,834
Zions Bancorp
7.750%, 9/23/14	500,000	547,802

		268,196,738

Consumer Finance (1.0%)
American Express Co.
7.250%, 5/20/14	1,334,000	1,494,172
7.000%, 3/19/18	3,500,000	4,257,605
8.125%, 5/20/19	1,062,000	1,392,845
American Express Credit Corp.
5.875%, 5/2/13	1,708,000	1,796,373
7.300%, 8/20/13	3,866,000	4,185,375
5.125%, 8/25/14	500,000	541,100
2.750%, 9/15/15	3,000,000	3,116,190
2.375%, 3/24/17	1,000,000	996,882
Capital One Bank USA N.A.
8.800%, 7/15/19	1,500,000	1,838,249
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,772,719
2.125%, 7/15/14	250,000	251,920
2.150%, 3/23/15	750,000	751,469
5.500%, 6/1/15	500,000	546,466
3.150%, 7/15/16	300,000	306,456
6.150%, 9/1/16	569,000	625,552
6.750%, 9/15/17	1,346,000	1,585,736
4.750%, 7/15/21	500,000	526,130
Caterpillar Financial Services Corp.
2.000%, 4/5/13	269,000	272,970
4.900%, 8/15/13	208,000	220,433
1.550%, 12/20/13	2,000,000	2,033,376
6.125%, 2/17/14	896,000	987,910
1.050%, 3/26/15	500,000	500,689
2.750%, 6/24/15	2,000,000	2,116,939
2.050%, 8/1/16	1,500,000	1,538,052
1.750%, 3/24/17	500,000	498,986
5.450%, 4/15/18	1,000,000	1,180,953
7.150%, 2/15/19	2,020,000	2,601,898
Discover Financial Services
6.450%, 6/12/17	498,000	557,760
HSBC Finance Corp.
4.750%, 7/15/13	536,000	556,916
5.000%, 6/30/15	901,000	956,429
5.500%, 1/19/16	2,000,000	2,167,210
6.676%, 1/15/21	3,387,000	3,627,070
MBNA Corp.
5.000%, 6/15/15	100,000	104,027
PACCAR Financial Corp.
2.050%, 6/17/13	500,000	508,465
1.600%, 3/15/17	750,000	745,112
SLM Corp.
5.000%, 10/1/13	693,000	710,325
5.375%, 5/15/14	1,473,000	1,517,190
6.250%, 1/25/16	2,500,000	2,600,000
8.450%, 6/15/18	1,069,000	1,189,263
8.000%, 3/25/20	2,423,000	2,635,012
Toyota Motor Credit Corp.
1.375%, 8/12/13	423,000	427,794
3.200%, 6/17/15	500,000	532,422
2.800%, 1/11/16	1,800,000	1,881,198
2.000%, 9/15/16	750,000	763,749
4.500%, 6/17/20	300,000	330,960
4.250%, 1/11/21	1,300,000	1,416,388
3.400%, 9/15/21	750,000	769,730

		61,934,465

Diversified Financial Services (3.4%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,416,000	1,485,055
Alterra Finance LLC
6.250%, 9/30/20	500,000	525,269
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	454,920
Bank of America Corp.
4.750%, 8/15/13	599,000	622,486
7.375%, 5/15/14	3,015,000	3,277,312
5.125%, 11/15/14	1,000,000	1,049,568
4.500%, 4/1/15	3,000,000	3,102,335
3.700%, 9/1/15	1,500,000	1,517,779
5.250%, 12/1/15	2,000,000	2,076,714
6.500%, 8/1/16	3,285,000	3,606,244
5.625%, 10/14/16	1,986,000	2,116,504
3.875%, 3/22/17	1,000,000	1,003,832
6.000%, 9/1/17	5,060,000	5,521,271
5.750%, 12/1/17	1,500,000	1,603,320
5.650%, 5/1/18	3,639,000	3,873,096
7.625%, 6/1/19	3,019,000	3,483,441
5.625%, 7/1/20	5,000,000	5,185,691
5.700%, 1/24/22	2,500,000	2,634,760
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,359,549
Boeing Capital Corp.
2.125%, 8/15/16	1,495,000	1,545,033
BP Capital Markets plc
5.250%, 11/7/13	1,096,000	1,170,361
3.625%, 5/8/14	639,000	671,431
3.875%, 3/10/15	5,793,000	6,208,986
3.200%, 3/11/16	1,000,000	1,062,349
4.750%, 3/10/19	1,121,000	1,256,591
4.500%, 10/1/20	1,125,000	1,238,512
4.742%, 3/11/21	1,000,000	1,127,226
Citigroup, Inc.
5.500%, 4/11/13	6,688,000	6,939,612
6.500%, 8/19/13	1,000,000	1,059,783
6.000%, 12/13/13	1,000,000	1,061,335
6.375%, 8/12/14	2,000,000	2,171,519
5.000%, 9/15/14	3,293,000	3,402,093
5.500%, 10/15/14	1,831,000	1,964,681
4.587%, 12/15/15	7,000,000	7,364,557
3.953%, 6/15/16	3,000,000	3,079,256
5.500%, 2/15/17	1,500,000	1,571,275
6.125%, 11/21/17	5,705,000	6,370,562
6.125%, 5/15/18	2,113,000	2,348,136
8.500%, 5/22/19	3,494,000	4,296,595
5.375%, 8/9/20	2,000,000	2,157,920
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,089,733
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	487,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	$300,000	$324,400
5.125%, 8/15/15	932,000	1,023,103
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,346,907
General Electric Capital Corp.
4.800%, 5/1/13	5,726,000	5,984,834
5.900%, 5/13/14	3,520,000	3,864,144
3.750%, 11/14/14	5,000,000	5,308,013
2.950%, 5/9/16	3,000,000	3,146,250
2.900%, 1/9/17	3,000,000	3,107,140
5.400%, 2/15/17	4,500,000	5,141,250
5.625%, 5/1/18	4,470,000	5,179,195
6.000%, 8/7/19	3,000,000	3,517,320
4.625%, 1/7/21	1,750,000	1,866,244
5.300%, 2/11/21	2,340,000	2,505,869
4.650%, 10/17/21	1,500,000	1,600,586
Genworth Global Funding Trusts
5.750%, 5/15/13	500,000	518,661
Hyundai Capital Services, Inc.
3.500%, 9/13/17§	500,000	498,200
John Deere Capital Corp.
4.500%, 4/3/13	500,000	520,356
1.875%, 6/17/13	2,500,000	2,541,631
5.500%, 4/13/17	208,000	247,098
2.800%, 9/18/17	1,000,000	1,053,727
5.750%, 9/10/18	1,108,000	1,347,567
3.900%, 7/12/21	350,000	376,293
3.150%, 10/15/21	500,000	507,967
JPMorgan Chase & Co.
4.750%, 5/1/13	1,416,000	1,474,152
2.050%, 1/24/14	1,500,000	1,527,000
4.650%, 6/1/14	1,173,000	1,248,935
5.125%, 9/15/14	4,693,000	5,026,485
3.700%, 1/20/15	6,331,000	6,674,738
1.875%, 3/20/15	1,000,000	1,002,153
5.250%, 5/1/15	170,000	184,349
3.450%, 3/1/16	2,000,000	2,085,270
3.150%, 7/5/16	2,000,000	2,061,675
6.000%, 1/15/18	2,669,000	3,057,923
6.300%, 4/23/19	7,096,000	8,201,109
4.950%, 3/25/20	500,000	538,346
4.400%, 7/22/20	2,430,000	2,523,840
4.625%, 5/10/21	2,000,000	2,079,494
4.500%, 1/24/22	2,000,000	2,070,869
K2 Corp.
0.000%, 2/15/10(b)(h)†	8,500,000	—
0.000%, 2/15/11(b)(h)†	5,000,000	—
Links Finance LLC
0.000%, 9/15/08(b)(h)†	7,100,000	—
Moody’s Corp.
5.500%, 9/1/20	500,000	525,128
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	387,821
5.250%, 1/16/18	120,000	128,631
5.550%, 1/15/20	769,000	792,001
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	1,000,000	1,040,410
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	1,500,000	1,600,901
3.050%, 3/1/16	1,500,000	1,583,647
10.375%, 11/1/18	1,000,000	1,470,094
NYSE Euronext
4.800%, 6/28/13	1,250,000	1,309,887
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,948,817
Private Export Funding Corp.
4.550%, 5/15/15	400,000	446,362
4.950%, 11/15/15	269,000	307,015
1.375%, 2/15/17	725,000	725,754
TECO Finance, Inc.
4.000%, 3/15/16	562,000	590,625
5.150%, 3/15/20	822,000	920,403
Unilever Capital Corp.
3.650%, 2/15/14	500,000	528,416
2.750%, 2/10/16	350,000	370,757
4.800%, 2/15/19	1,096,000	1,282,052
4.250%, 2/10/21	350,000	396,067

		211,781,864

Insurance (1.1%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	549,105
5.600%, 5/15/15	250,000	280,761
2.600%, 11/23/15	1,000,000	1,038,319
5.900%, 6/15/19	1,135,000	1,360,912
Aegon N.V.
4.625%, 12/1/15	600,000	635,387
Aflac, Inc.
3.450%, 8/15/15	450,000	471,539
8.500%, 5/15/19	404,000	528,824
Alleghany Corp.
5.625%, 9/15/20	200,000	207,171
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	722,341
5.500%, 11/15/20	500,000	501,094
Allstate Corp.
6.200%, 5/16/14	1,148,000	1,263,877
7.450%, 5/16/19	873,000	1,091,237
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	87,123
American International Group, Inc.
4.250%, 5/15/13	500,000	509,883
3.650%, 1/15/14	2,000,000	2,037,868
5.050%, 10/1/15	554,000	592,220
5.450%, 5/18/17	1,075,000	1,166,924
5.850%, 1/16/18	916,000	1,002,745
8.250%, 8/15/18	3,124,000	3,749,651
6.400%, 12/15/20	3,000,000	3,366,559
Aon plc
3.125%, 5/27/16	600,000	619,880
5.000%, 9/30/20	1,000,000	1,096,493
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	497,713
Assurant, Inc.
5.625%, 2/15/14	843,000	886,488
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	537,402
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13	1,943,000	2,056,279
1.500%, 1/10/14	300,000	303,714
4.850%, 1/15/15	1,030,000	1,146,090
5.400%, 5/15/18	693,000	811,935
4.250%, 1/15/21	925,000	1,003,055
Berkshire Hathaway, Inc.
3.200%, 2/11/15	2,000,000	2,116,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Chubb Corp.
5.750%, 5/15/18	$1,166,000	$1,404,297
6.375%, 3/29/67(l)	500,000	520,000
CNA Financial Corp.
6.500%, 8/15/16	500,000	560,563
7.350%, 11/15/19	571,000	661,311
5.875%, 8/15/20	608,000	649,722
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	86,724
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,672,522
6.515%, 5/22/18	311,000	321,045
7.700%, 6/15/20	200,000	208,491
7.200%, 2/15/21	200,000	205,948
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,601,459
6.300%, 3/15/18	500,000	554,038
5.500%, 3/30/20	706,000	752,103
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	220,717
Kemper Corp.
6.000%, 11/30/15	500,000	523,397
Lincoln National Corp.
4.300%, 6/15/15	200,000	211,910
8.750%, 7/1/19	927,000	1,176,836
6.250%, 2/15/20	385,000	437,733
4.850%, 6/24/21	240,000	255,029
6.050%, 4/20/67(l)	1,000,000	930,000
Markel Corp.
7.125%, 9/30/19	221,000	250,866
5.350%, 6/1/21	350,000	361,534
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	150,000	165,941
9.250%, 4/15/19	500,000	653,151
4.800%, 7/15/21	500,000	547,176
MetLife, Inc.
2.375%, 2/6/14	1,000,000	1,021,310
5.500%, 6/15/14	500,000	545,054
6.750%, 6/1/16	2,500,000	2,968,986
7.717%, 2/15/19	342,000	431,761
4.750%, 2/8/21	1,447,000	1,587,328
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	315,982
Principal Financial Group, Inc.
7.875%, 5/15/14	500,000	563,551
8.875%, 5/15/19	600,000	752,135
Principal Life Income Funding Trusts
5.300%, 4/24/13	500,000	520,541
Progressive Corp.
3.750%, 8/23/21	125,000	133,283
6.700%, 6/15/37(l)	1,000,000	1,040,000
Protective Life Corp.
7.375%, 10/15/19	400,000	438,861
Prudential Financial, Inc.
4.500%, 7/15/13	932,000	969,062
5.100%, 9/20/14	263,000	283,217
3.875%, 1/14/15	229,000	240,428
6.200%, 1/15/15	300,000	333,737
4.750%, 6/13/15	1,000,000	1,079,098
6.000%, 12/1/17	1,070,000	1,230,387
7.375%, 6/15/19	531,000	653,772
5.375%, 6/21/20	1,100,000	1,228,280
8.875%, 6/15/38(l)	303,000	356,025
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	300,126
5.000%, 6/1/21	60,000	61,242
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	102,125
Torchmark Corp.
9.250%, 6/15/19	175,000	216,349
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,180,301
5.800%, 5/15/18	1,000,000	1,203,453
5.900%, 6/2/19	500,000	596,096
Unum Group
7.125%, 9/30/16	100,000	114,702
5.625%, 9/15/20	600,000	634,587
W.R. Berkley Corp.
4.625%, 3/15/22	750,000	747,508
Willis Group Holdings plc
5.750%, 3/15/21	500,000	531,414
Willis North America, Inc.
5.625%, 7/15/15	470,000	502,453
6.200%, 3/28/17	500,000	560,691
7.000%, 9/29/19	100,000	115,382
XL Group plc
5.250%, 9/15/14	866,000	910,866

		71,642,120

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,972,851
7.000%, 10/15/17	250,000	295,761
5.050%, 9/1/20	771,000	807,210
4.700%, 3/15/22	500,000	503,861
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	502,502
6.100%, 3/15/20	139,000	164,328
BioMed Realty LP
3.850%, 4/15/16	500,000	516,159
6.125%, 4/15/20	250,000	275,938
Boston Properties LP
3.700%, 11/15/18	400,000	413,409
5.875%, 10/15/19	200,000	231,868
5.625%, 11/15/20	1,750,000	1,994,140
Brandywine Operating Partnership LP
4.950%, 4/15/18	250,000	254,655
Camden Property Trust
4.625%, 6/15/21	275,000	285,808
CommonWealth REIT
6.650%, 1/15/18	381,000	407,403
Digital Realty Trust LP
4.500%, 7/15/15	339,000	352,149
5.875%, 2/1/20	1,000,000	1,071,597
5.250%, 3/15/21	500,000	515,748
Duke Realty LP
6.500%, 1/15/18	500,000	572,704
6.750%, 3/15/20	1,565,000	1,828,948
Entertainment Properties Trust
7.750%, 7/15/20	269,000	282,907
Equity One, Inc.
6.250%, 12/15/14	200,000	214,632
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,207,234
5.125%, 3/15/16	1,416,000	1,558,940
4.750%, 7/15/20	250,000	266,088
HCP, Inc.
5.650%, 12/15/13	310,000	327,917
2.700%, 2/1/14	1,300,000	1,316,569
3.750%, 2/1/16	170,000	175,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 1/30/17	$861,000	$955,803
3.750%, 2/1/19	200,000	198,273
5.375%, 2/1/21	1,690,000	1,817,406
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	1,011,455
6.200%, 6/1/16	527,000	582,835
6.125%, 4/15/20	285,000	313,555
4.950%, 1/15/21	1,000,000	1,023,032
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	257,952
6.500%, 1/17/17	469,000	514,002
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,448,893
6.300%, 6/15/16	500,000	542,307
5.625%, 3/15/17	250,000	266,292
Kilroy Realty LP
5.000%, 11/3/15	200,000	214,150
4.800%, 7/15/18	350,000	367,524
Kimco Realty Corp.
6.875%, 10/1/19	339,000	394,745
Liberty Property LP
6.625%, 10/1/17	500,000	574,261
4.750%, 10/1/20	239,000	246,294
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	775,680
Realty Income Corp.
6.750%, 8/15/19	750,000	872,143
5.750%, 1/15/21	250,000	273,451
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	150,000
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,993,647
5.100%, 6/15/15	464,000	512,010
5.750%, 12/1/15	385,000	437,211
5.250%, 12/1/16	208,000	235,522
2.150%, 9/15/17	250,000	246,371
10.350%, 4/1/19	1,000,000	1,375,537
5.650%, 2/1/20	1,573,000	1,797,524
4.375%, 3/1/21	1,095,000	1,169,758
Tanger Properties LP
6.125%, 6/1/20	500,000	554,327
UDR, Inc.
5.250%, 1/15/15	300,000	319,955
4.250%, 6/1/18	250,000	260,823
4.625%, 1/10/22	200,000	205,822
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	204,024
4.250%, 3/1/22	500,000	485,505
Vornado Realty LP
4.250%, 4/1/15	500,000	523,531
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,045,334

		42,483,330

Real Estate Management & Development (0.1%)
ProLogis LP
7.625%, 8/15/14	421,000	460,872
6.250%, 3/15/17	252,000	279,089
6.625%, 5/15/18	900,000	1,022,127
6.625%, 12/1/19	1,000,000	1,123,443
6.875%, 3/15/20	518,000	593,578
Regency Centers LP
5.250%, 8/1/15	500,000	536,953

		4,016,062

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	500,000	498,500
4.000%, 4/27/16	1,000,000	992,415
Santander Holdings USA, Inc.
4.625%, 4/19/16	245,000	248,259

		1,739,174

Total Financials		796,914,722

Health Care (2.1%)
Biotechnology (0.3%)
Amgen, Inc.
1.875%, 11/15/14	1,500,000	1,535,163
4.850%, 11/18/14	208,000	227,456
2.300%, 6/15/16	420,000	428,061
2.500%, 11/15/16	500,000	512,236
5.850%, 6/1/17	1,480,000	1,738,841
6.150%, 6/1/18	200,000	238,467
5.700%, 2/1/19	958,000	1,114,724
4.500%, 3/15/20	135,000	145,567
3.450%, 10/1/20	1,000,000	1,002,423
4.100%, 6/15/21	800,000	836,355
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	852,322
Celgene Corp.
3.950%, 10/15/20	1,000,000	1,015,437
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,113,691
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,296,713
Gilead Sciences, Inc.
2.400%, 12/1/14	750,000	776,104
4.400%, 12/1/21	2,000,000	2,108,033

		14,941,593

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.625%, 3/15/15	208,000	229,569
5.900%, 9/1/16	936,000	1,112,348
4.250%, 3/15/20	369,000	406,661
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,346,772
Boston Scientific Corp.
4.500%, 1/15/15	1,000,000	1,072,474
6.400%, 6/15/16	1,000,000	1,148,298
6.000%, 1/15/20	1,000,000	1,145,701
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	261,245
4.400%, 1/15/21	190,000	211,372
CareFusion Corp.
5.125%, 8/1/14	200,000	215,648
6.375%, 8/1/19	500,000	583,692
Covidien International Finance S.A.
1.875%, 6/15/13	539,000	544,203
2.800%, 6/15/15	200,000	208,012
6.000%, 10/15/17	1,166,000	1,397,689
4.200%, 6/15/20	700,000	760,636
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	197,463
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,059,607
2.625%, 3/15/16	1,000,000	1,045,203
4.450%, 3/15/20	1,500,000	1,690,281
4.125%, 3/15/21	500,000	546,439
3.125%, 3/15/22	150,000	150,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
St. Jude Medical, Inc.
3.750%, 7/15/14	$1,000,000	$1,059,727
4.875%, 7/15/19	500,000	562,625
Stryker Corp.
3.000%, 1/15/15	269,000	283,863
2.000%, 9/30/16	1,220,000	1,249,952
4.375%, 1/15/20	269,000	298,316
Zimmer Holdings, Inc.
1.400%, 11/30/14	400,000	402,278
3.375%, 11/30/21	400,000	401,840

		19,592,632

Health Care Providers & Services (0.5%)
Aetna, Inc.
6.000%, 6/15/16	748,000	864,254
6.500%, 9/15/18	500,000	609,998
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,125,267
Aristotle Holding, Inc.
2.750%, 11/21/14§	500,000	507,007
4.750%, 11/15/21§	1,250,000	1,321,981
Cardinal Health, Inc.
4.625%, 12/15/20	1,700,000	1,873,501
Cigna Corp.
5.375%, 3/15/17	25,000	28,148
5.125%, 6/15/20	1,052,000	1,147,748
4.500%, 3/15/21	250,000	263,419
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	313,170
5.950%, 3/15/17	336,000	378,000
5.450%, 6/15/21	530,000	581,675
Express Scripts, Inc.
6.250%, 6/15/14	968,000	1,062,033
3.125%, 5/15/16	2,000,000	2,069,750
Humana, Inc.
6.450%, 6/1/16	149,000	169,269
7.200%, 6/15/18	1,081,000	1,292,779
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,605,281
McKesson Corp.
6.500%, 2/15/14	846,000	930,920
5.700%, 3/1/17	500,000	582,069
4.750%, 3/1/21	1,000,000	1,130,309
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,500,000	1,532,750
7.125%, 3/15/18	500,000	598,243
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,000,000	1,042,824
6.400%, 7/1/17	500,000	594,348
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,187,237
6.000%, 2/15/18	1,580,000	1,907,170
4.700%, 2/15/21	750,000	843,171
WellPoint, Inc.
6.000%, 2/15/14	446,000	483,996
5.000%, 12/15/14	40,000	43,606
5.250%, 1/15/16	500,000	557,881
5.875%, 6/15/17	639,000	750,530
7.000%, 2/15/19	1,022,000	1,269,050
4.350%, 8/15/20	1,000,000	1,090,145

		30,757,529

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,120,267
5.000%, 7/15/20	500,000	550,530
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,045,394
6.000%, 3/1/20	1,000,000	1,159,364
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,026,415
3.200%, 3/1/16	1,500,000	1,602,764
4.500%, 3/1/21	1,000,000	1,120,056

		7,624,790

Pharmaceuticals (0.9%)
Abbott Laboratories, Inc.
2.700%, 5/27/15	2,000,000	2,114,145
5.875%, 5/15/16	763,000	894,258
5.600%, 11/30/17	693,000	836,851
5.125%, 4/1/19	1,700,000	1,994,816
4.125%, 5/27/20	500,000	558,761
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,037,872
AstraZeneca plc
5.900%, 9/15/17	1,750,000	2,102,943
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	127,574
5.450%, 5/1/18	750,000	897,513
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,875,039
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	2,268,000	2,377,964
5.650%, 5/15/18	2,500,000	3,015,650
Hospira, Inc.
5.900%, 6/15/14	205,000	221,130
6.400%, 5/15/15	1,251,000	1,377,055
Johnson & Johnson
1.200%, 5/15/14	1,000,000	1,014,793
2.150%, 5/15/16	800,000	835,016
5.550%, 8/15/17	2,000,000	2,422,507
3.550%, 5/15/21	400,000	434,481
Merck & Co., Inc.
5.300%, 12/1/13	1,500,000	1,618,643
4.750%, 3/1/15	1,000,000	1,112,522
6.000%, 9/15/17	1,058,000	1,297,401
5.000%, 6/30/19	950,000	1,119,301
3.875%, 1/15/21	1,000,000	1,098,099
Novartis Capital Corp.
1.900%, 4/24/13	1,117,000	1,134,966
4.125%, 2/10/14	600,000	639,109
2.900%, 4/24/15	2,000,000	2,122,086
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,827,632
Pfizer, Inc.
4.500%, 2/15/14	596,000	639,990
5.350%, 3/15/15	1,846,000	2,089,330
6.200%, 3/15/19	2,500,000	3,126,460
Sanofi S.A.
1.625%, 3/28/14	600,000	611,694
2.625%, 3/29/16	1,000,000	1,045,640
4.000%, 3/29/21	1,700,000	1,851,647
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	253,750
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	214,700
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	969,000	1,023,507
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,500,000	1,515,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	$1,000,000	$1,017,057
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	231,000	247,391
6.125%, 8/15/19	288,000	323,429
Wyeth LLC
5.500%, 2/1/14	2,000,000	2,179,816
5.500%, 2/15/16	1,335,000	1,552,040
5.450%, 4/1/17	500,000	593,148

		56,392,726

Total Health Care		129,309,270

Industrials (1.7%)
Aerospace & Defense (0.5%)
Boeing Co.
5.000%, 3/15/14	300,000	326,062
3.500%, 2/15/15	685,000	738,931
6.000%, 3/15/19	846,000	1,039,864
4.875%, 2/15/20	886,000	1,039,886
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,101,539
General Dynamics Corp.
4.250%, 5/15/13	208,000	216,781
5.250%, 2/1/14	2,000,000	2,167,224
2.250%, 7/15/16	500,000	518,807
3.875%, 7/15/21	500,000	539,956
Goodrich Corp.
6.125%, 3/1/19	250,000	303,124
4.875%, 3/1/20	269,000	305,289
3.600%, 2/1/21	800,000	834,623
Honeywell International, Inc.
3.875%, 2/15/14	1,500,000	1,589,482
5.400%, 3/15/16	110,000	127,374
5.300%, 3/1/18	944,000	1,116,617
5.000%, 2/15/19	846,000	990,346
4.250%, 3/1/21	500,000	566,002
L-3 Communications Corp.
3.950%, 11/15/16	400,000	420,788
5.200%, 10/15/19	1,000,000	1,069,674
4.950%, 2/15/21	1,000,000	1,045,422
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	505,999
4.250%, 11/15/19	1,243,000	1,341,838
3.350%, 9/15/21	500,000	501,329
Northrop Grumman Corp.
3.700%, 8/1/14	224,000	234,747
1.850%, 11/15/15	1,000,000	1,010,339
Raytheon Co.
1.625%, 10/15/15	500,000	508,987
6.400%, 12/15/18	208,000	254,611
4.400%, 2/15/20	769,000	851,727
3.125%, 10/15/20	1,000,000	1,018,647
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	157,956
3.100%, 11/15/21	550,000	558,644
Textron, Inc.
6.200%, 3/15/15	300,000	329,699
4.625%, 9/21/16	250,000	264,167
7.250%, 10/1/19	500,000	578,246
5.950%, 9/21/21	250,000	273,911
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,120,997
5.375%, 12/15/17	1,008,000	1,203,391
6.125%, 2/1/19	1,396,000	1,712,203
4.500%, 4/15/20	1,175,000	1,343,432

		29,828,661

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	275,119
8.000%, 1/15/19	682,000	890,411
United Parcel Service, Inc.
5.125%, 4/1/19	2,000,000	2,378,361
3.125%, 1/15/21	1,300,000	1,354,606

		4,898,497

Airlines (0.1%)
American Airlines, Inc.
Series 09-1A
10.375%, 7/2/19	898,162	974,506
Series A
8.625%, 10/15/21	500,000	526,250
Continental Airlines, Inc.
9.000%, 7/8/16	559,162	639,542
4.750%, 1/12/21	980,739	1,027,324
Delta Air Lines, Inc.
4.950%, 5/23/19	1,048,540	1,112,815
7.750%, 12/17/19	392,129	450,477
Southwest Airlines Co.
5.250%, 10/1/14	553,000	591,768
5.750%, 12/15/16	461,000	511,459

		5,834,141

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	2,999,202
8.125%, 7/15/18	269,000	316,744
Owens Corning, Inc.
6.500%, 12/1/16	519,000	578,685
9.000%, 6/15/19	500,000	607,500

		4,502,131

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,563,866
Avery Dennison Corp.
5.375%, 4/15/20	169,000	174,896
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	334,760
4.750%, 5/1/19	200,000	231,419
Cornell University
5.450%, 2/1/19	200,000	234,515
Dartmouth College
4.750%, 6/1/19	135,000	157,056
Johns Hopkins University
5.250%, 7/1/19	656,000	776,375
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	515,000
4.875%, 8/15/14	500,000	531,250
5.750%, 9/15/17	640,000	670,400
6.250%, 3/15/19	1,000,000	1,052,500
Republic Services, Inc.
3.800%, 5/15/18	500,000	535,621
5.500%, 9/15/19	964,000	1,117,870
Vanderbilt University
5.250%, 4/1/19	273,000	320,609
Waste Management, Inc.
6.100%, 3/15/18	346,000	408,886
7.375%, 3/11/19	700,000	877,187
4.750%, 6/30/20	200,000	221,876
4.600%, 3/1/21	500,000	551,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Yale University
2.900%, 10/15/14	$2,273,000	$2,399,116

		12,674,350

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,091,094
5.125%, 12/1/16	500,000	576,427
4.875%, 10/15/19	1,000,000	1,155,135
Roper Industries, Inc.
6.625%, 8/15/13	300,000	320,184
6.250%, 9/1/19	500,000	589,786

		3,732,626

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	1,269,000	1,337,582
1.375%, 9/29/16	500,000	502,986
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	111,627
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	269,201
Cooper U.S., Inc.
2.375%, 1/15/16	500,000	515,221
3.875%, 12/15/20	500,000	531,804
Danaher Corp.
1.300%, 6/23/14	295,000	299,384
2.300%, 6/23/16	750,000	777,785
5.625%, 1/15/18	346,000	410,495
5.400%, 3/1/19	500,000	592,551
3.900%, 6/23/21	500,000	547,944
GE Capital Trust I
6.375%, 11/15/67(l)	900,000	909,000
General Electric Co.
5.250%, 12/6/17	3,000,000	3,452,226
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,460,625
6.875%, 8/15/18	846,000	1,035,870
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,750,441
3.750%, 3/15/22	250,000	251,505
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,000,000	1,179,278
Tyco International Finance S.A.
6.000%, 11/15/13	639,000	688,980
4.125%, 10/15/14	104,000	111,210
3.375%, 10/15/15	269,000	284,289
3.750%, 1/15/18	1,650,000	1,766,346
8.500%, 1/15/19	508,000	654,171
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	250,000	310,770

		19,751,291

Machinery (0.1%)
Caterpillar, Inc.
3.900%, 5/27/21	350,000	383,033
Deere & Co.
4.375%, 10/16/19	439,000	497,957
Dover Corp.
5.450%, 3/15/18	466,000	547,018
4.300%, 3/1/21	500,000	560,147
Eaton Corp.
6.950%, 3/20/19	1,000,000	1,272,286
Harsco Corp.
2.700%, 10/15/15	719,000	737,198
IDEX Corp.
4.200%, 12/15/21	300,000	308,004
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	610,819
3.375%, 9/15/21§	300,000	312,988
Joy Global, Inc.
5.125%, 10/15/21	400,000	432,569
Kennametal, Inc.
3.875%, 2/15/22	442,000	445,166
Pall Corp.
5.000%, 6/15/20	200,000	218,720
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	583,990
Pentair, Inc.
5.000%, 5/15/21	450,000	474,676
Snap-On, Inc.
4.250%, 1/15/18	200,000	217,005
Xylem, Inc.
3.550%, 9/20/16§	500,000	522,186

		8,123,762

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	234,102
Equifax, Inc.
4.450%, 12/1/14	269,000	285,754
Verisk Analytics, Inc.
5.800%, 5/1/21	500,000	532,500

		1,052,356

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	346,000	408,730
4.700%, 10/1/19	525,000	589,899
3.600%, 9/1/20	1,500,000	1,553,214
Canadian National Railway Co.
5.550%, 3/1/19	783,000	929,882
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	185,858
7.250%, 5/15/19	600,000	723,190
Con-way, Inc.
7.250%, 1/15/18	500,000	572,192
CSX Corp.
6.250%, 4/1/15	1,069,000	1,229,300
6.250%, 3/15/18	460,000	550,726
7.375%, 2/1/19	693,000	869,723
3.700%, 10/30/20	200,000	207,947
4.250%, 6/1/21	500,000	532,530
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	277,241
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,421,967
5.750%, 4/1/18	346,000	412,969
5.900%, 6/15/19	1,145,000	1,365,248
Ryder System, Inc.
7.200%, 9/1/15	474,000	548,986
3.600%, 3/1/16	439,000	460,571
5.850%, 11/1/16	699,000	794,998
Union Pacific Corp.
5.125%, 2/15/14	500,000	538,417
6.125%, 2/15/20	1,346,000	1,642,665
4.000%, 2/1/21	170,000	180,421

		15,996,674

Trading Companies & Distributors (0.0%)
GATX Corp.
8.750%, 5/15/14	300,000	341,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 5/15/15	$160,000	$171,729
3.500%, 7/15/16	200,000	204,446

		717,977

Total Industrials		107,112,466

Information Technology (1.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.625%, 3/14/14	1,700,000	1,729,540
5.500%, 2/22/16	2,500,000	2,906,701
3.150%, 3/14/17	500,000	539,523
4.950%, 2/15/19	2,381,000	2,748,993
4.450%, 1/15/20	1,000,000	1,130,664
Harris Corp.
5.000%, 10/1/15	200,000	218,314
6.375%, 6/15/19	165,000	190,945
4.400%, 12/15/20	1,000,000	1,057,948
Motorola Solutions, Inc.
6.000%, 11/15/17	500,000	578,835
Nokia Oyj
5.375%, 5/15/19	846,000	833,708

		11,935,171

Computers & Peripherals (0.3%)
Dell, Inc.
1.400%, 9/10/13	2,200,000	2,218,306
5.625%, 4/15/14	139,000	152,044
2.300%, 9/10/15	200,000	206,936
5.875%, 6/15/19	769,000	902,243
Hewlett-Packard Co.
1.250%, 9/13/13	4,500,000	4,501,431
4.750%, 6/2/14	1,693,000	1,812,316
2.625%, 12/9/14	750,000	770,814
2.650%, 6/1/16	2,000,000	2,034,275
5.500%, 3/1/18	2,500,000	2,851,998
4.650%, 12/9/21	3,000,000	3,158,582
Lexmark International, Inc.
5.900%, 6/1/13	300,000	314,119

		18,923,064

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	269,000	292,014
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	509,918
6.000%, 4/1/20	304,000	332,638
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,058,825
Corning, Inc.
4.250%, 8/15/20	180,000	192,066

		2,385,461

Internet Software & Services (0.1%)
eBay, Inc.
1.625%, 10/15/15	700,000	713,604
3.250%, 10/15/20	200,000	202,730
Google, Inc.
1.250%, 5/19/14	850,000	861,878
2.125%, 5/19/16	850,000	880,059
3.625%, 5/19/21	850,000	923,444

		3,581,715

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,075,686
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,021,953
6.800%, 11/20/17	500,000	590,410
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	545,320
International Business Machines Corp.
2.100%, 5/6/13	1,700,000	1,730,685
1.000%, 8/5/13	3,000,000	3,021,367
1.250%, 5/12/14	850,000	860,297
1.950%, 7/22/16	950,000	975,577
5.700%, 9/14/17	5,539,000	6,647,275
SAIC, Inc.
4.450%, 12/1/20	200,000	210,459
Western Union Co.
6.500%, 2/26/14	700,000	763,700
5.253%, 4/1/20	1,002,000	1,103,939

		18,546,668

Office Electronics (0.1%)
Xerox Corp.
5.650%, 5/15/13	500,000	521,486
4.250%, 2/15/15	1,673,000	1,771,293
6.750%, 2/1/17	1,224,000	1,449,935
2.950%, 3/15/17	250,000	252,712
6.350%, 5/15/18	803,000	932,520
5.625%, 12/15/19	539,000	597,746
4.500%, 5/15/21	185,000	190,009

		5,715,701

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	373,000	407,429
3.000%, 4/15/16	400,000	420,290
Broadcom Corp.
1.500%, 11/1/13	500,000	505,903
Intel Corp.
1.950%, 10/1/16	1,500,000	1,536,234
3.300%, 10/1/21	847,000	874,676
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	320,040
Maxim Integrated Products, Inc.
3.450%, 6/14/13	269,000	276,723
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,081,205
Texas Instruments, Inc.
0.875%, 5/15/13	500,000	501,791
1.375%, 5/15/14	500,000	506,001
2.375%, 5/16/16	850,000	886,157

		7,316,449

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	282,225
4.750%, 2/1/20	837,000	916,209
BMC Software, Inc.
4.250%, 2/15/22	120,000	120,313
CA, Inc.
6.125%, 12/1/14	200,000	218,367
5.375%, 12/1/19	800,000	867,689
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,146,962
Microsoft Corp.
2.950%, 6/1/14	1,000,000	1,049,858
2.500%, 2/8/16	3,000,000	3,166,093
4.200%, 6/1/19	386,000	435,360
3.000%, 10/1/20	500,000	525,798
4.000%, 2/8/21	1,000,000	1,118,229
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,047,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 1/15/16	$2,766,000	$3,181,603
5.750%, 4/15/18	500,000	604,276
5.000%, 7/8/19	3,500,000	4,066,081
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,122,196

		19,868,958

Total Information Technology		88,273,187

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	602,073
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	239,977
4.375%, 8/21/19	339,000	377,554
Airgas, Inc.
2.850%, 10/1/13	269,000	274,858
3.250%, 10/1/15	700,000	728,342
Albemarle Corp.
4.500%, 12/15/20	500,000	538,479
Cabot Corp.
5.000%, 10/1/16	339,000	366,660
Cytec Industries, Inc.
8.950%, 7/1/17	500,000	618,174
Dow Chemical Co.
7.600%, 5/15/14	747,000	845,575
2.500%, 2/15/16	2,310,000	2,366,356
8.550%, 5/15/19	2,205,000	2,883,401
4.250%, 11/15/20	1,690,000	1,769,810
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	1,500,000	1,587,584
3.250%, 1/15/15	1,073,000	1,143,011
1.950%, 1/15/16	1,000,000	1,024,170
6.000%, 7/15/18	1,597,000	1,966,132
5.750%, 3/15/19	500,000	604,210
3.625%, 1/15/21	1,500,000	1,606,946
Eastman Chemical Co.
5.500%, 11/15/19	372,000	422,283
Ecolab, Inc.
2.375%, 12/8/14	500,000	516,710
3.000%, 12/8/16	1,500,000	1,562,165
4.350%, 12/8/21	1,000,000	1,062,404
Lubrizol Corp.
8.875%, 2/1/19	500,000	680,508
Monsanto Co.
5.125%, 4/15/18	769,000	898,848
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,171,218
3.250%, 12/1/17	500,000	529,847
6.500%, 5/15/19	760,000	944,957
4.875%, 3/30/20	194,000	220,464
PPG Industries, Inc.
1.900%, 1/15/16	650,000	652,533
6.650%, 3/15/18	300,000	365,001
3.600%, 11/15/20	350,000	362,412
Praxair, Inc.
2.125%, 6/14/13	1,669,000	1,701,070
4.625%, 3/30/15	849,000	942,020
4.500%, 8/15/19	700,000	795,200
4.050%, 3/15/21	500,000	546,388
3.000%, 9/1/21	500,000	505,448
RPM International, Inc.
6.125%, 10/15/19	600,000	669,719
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	394,504
Valspar Corp.
7.250%, 6/15/19	339,000	402,357
4.200%, 1/15/22	200,000	205,373

		35,094,741

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	330,466

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	714,661
6.800%, 8/1/19	321,000	380,595
Packaging Corp. of America
5.750%, 8/1/13	411,000	427,440

		1,522,696

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13	1,008,000	1,066,982
6.750%, 7/15/18	789,000	900,639
5.720%, 2/23/19	300,000	318,045
6.150%, 8/15/20	1,000,000	1,078,912
5.400%, 4/15/21	1,250,000	1,295,438
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	636,470
ArcelorMittal S.A.
5.375%, 6/1/13	708,000	732,812
9.000%, 2/15/15	506,000	581,107
3.750%, 8/5/15	2,500,000	2,541,156
4.500%, 2/25/17	200,000	200,257
6.125%, 6/1/18	774,000	812,661
9.850%, 6/1/19	898,000	1,082,084
5.250%, 8/5/20	1,500,000	1,491,212
5.500%, 3/1/21	1,000,000	979,833
6.250%, 2/25/22	100,000	100,802
Barrick Gold Corp.
1.750%, 5/30/14	950,000	962,410
2.900%, 5/30/16	800,000	832,048
6.950%, 4/1/19	1,923,000	2,374,036
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	248,000	258,918
5.500%, 4/1/14	2,046,000	2,238,765
1.125%, 11/21/14	750,000	752,843
7.250%, 3/1/16	598,000	720,136
1.875%, 11/21/16	750,000	758,285
5.400%, 3/29/17	139,000	162,453
6.500%, 4/1/19	2,046,000	2,533,281
3.250%, 11/21/21	250,000	252,122
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	700,000	773,371
4.800%, 10/1/20	143,000	147,765
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,042,513
3.500%, 3/15/22	750,000	726,835
Nucor Corp.
5.750%, 12/1/17	708,000	844,362
5.850%, 6/1/18	700,000	841,719
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	519,350
5.000%, 6/1/15	1,000,000	1,110,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,120,957
1.875%, 11/2/15	2,500,000	2,541,228
6.500%, 7/15/18	920,000	1,134,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
9.000%, 5/1/19	$487,000	$659,507
3.500%, 11/2/20	1,000,000	1,021,060
4.125%, 5/20/21	1,250,000	1,316,864
3.750%, 9/20/21	1,000,000	1,025,100
Rio Tinto Finance USA plc
2.000%, 3/22/17	500,000	501,605
3.500%, 3/22/22	500,000	503,321
Southern Copper Corp.
5.375%, 4/16/20	118,000	130,206
Teck Resources Ltd.
3.850%, 8/15/17	3,000,000	3,180,000
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,797,396
4.625%, 9/15/20	1,500,000	1,578,160
4.375%, 1/11/22	1,000,000	1,011,430
WMC Finance USA Ltd.
5.125%, 5/15/13	500,000	523,986
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	563,475

		51,278,169

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,679,460
International Paper Co.
5.300%, 4/1/15	1,009,000	1,109,717
7.950%, 6/15/18	1,744,000	2,175,877
9.375%, 5/15/19	500,000	657,052

		5,622,106

Total Materials		93,848,178

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
6.700%, 11/15/13	1,000,000	1,093,991
4.850%, 2/15/14	846,000	908,345
5.100%, 9/15/14	768,000	843,775
2.500%, 8/15/15	4,000,000	4,161,660
2.950%, 5/15/16	1,100,000	1,161,468
5.625%, 6/15/16	416,000	485,127
2.400%, 8/15/16	480,000	496,625
5.500%, 2/1/18	3,700,000	4,357,695
5.800%, 2/15/19	1,589,000	1,888,436
4.450%, 5/15/21	1,000,000	1,107,695
3.875%, 8/15/21	310,000	328,953
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,715,776
British Telecommunications plc
5.950%, 1/15/18	1,000,000	1,156,770
CenturyLink, Inc.
6.450%, 6/15/21	1,000,000	1,035,827
5.800%, 3/15/22	250,000	244,964
Series Q
6.150%, 9/15/19	500,000	515,533
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,046,000	1,101,237
4.875%, 7/8/14	1,423,000	1,523,856
6.750%, 8/20/18	1,500,000	1,804,858
Embarq Corp.
7.082%, 6/1/16	2,804,000	3,156,597
France Telecom S.A.
4.375%, 7/8/14	846,000	902,258
2.125%, 9/16/15	1,000,000	1,020,103
2.750%, 9/14/16	500,000	515,249
5.375%, 7/8/19	1,000,000	1,141,556
4.125%, 9/14/21	1,000,000	1,043,633
Qwest Corp.
7.500%, 10/1/14	557,000	618,270
8.375%, 5/1/16	1,364,000	1,595,880
6.500%, 6/1/17	750,000	845,625
6.750%, 12/1/21	1,000,000	1,108,580
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,273,000	1,310,363
6.175%, 6/18/14	1,960,000	2,068,329
5.250%, 10/1/15	1,416,000	1,465,088
6.999%, 6/4/18	1,000,000	1,067,880
7.175%, 6/18/19	690,000	728,639
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	2,000,000	2,006,813
4.949%, 1/15/15	320,000	327,353
3.992%, 2/16/16	2,455,000	2,457,389
6.421%, 6/20/16	346,000	367,901
6.221%, 7/3/17	473,000	497,497
5.877%, 7/15/19	425,000	428,827
5.134%, 4/27/20	629,000	601,501
5.462%, 2/16/21	2,000,000	1,937,478
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,131,660
Verizon Communications, Inc.
1.950%, 3/28/14	2,500,000	2,558,303
5.550%, 2/15/16	2,430,000	2,803,698
5.500%, 2/15/18	1,611,000	1,897,224
6.100%, 4/15/18	208,000	251,754
8.750%, 11/1/18	2,000,000	2,706,786
6.350%, 4/1/19	1,846,000	2,256,649
4.600%, 4/1/21	1,500,000	1,676,239
3.500%, 11/1/21	1,000,000	1,027,035
Virgin Media Secured Finance plc
5.250%, 1/15/21	1,500,000	1,598,493

		71,053,241

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,000,000	1,011,960
5.625%, 11/15/17	2,280,000	2,658,998
5.000%, 3/30/20	2,086,000	2,323,259
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	3,193,000	3,461,467
8.500%, 11/15/18	2,120,000	2,914,368
Rogers Communications, Inc.
6.375%, 3/1/14	2,000,000	2,200,261
6.800%, 8/15/18	1,116,000	1,385,456
Vodafone Group plc
5.000%, 12/16/13	208,000	221,929
4.150%, 6/10/14	777,000	827,116
5.000%, 9/15/15	3,000,000	3,351,713
5.625%, 2/27/17	1,916,000	2,244,544
1.625%, 3/20/17	250,000	245,979
5.450%, 6/10/19	1,139,000	1,326,769

		24,173,819

Total Telecommunication Services		95,227,060

Utilities (2.0%)
Electric Utilities (1.4%)
Alabama Power Co.
5.800%, 11/15/13	1,000,000	1,078,215
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,343,147
Arizona Public Service Co.
5.800%, 6/30/14	500,000	546,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
8.750%, 3/1/19	$461,000	$591,468
Baltimore Gas & Electric Co.
6.125%, 7/1/13	346,000	366,846
Carolina Power & Light Co.
5.300%, 1/15/19	1,500,000	1,758,682
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	846,000	939,831
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	772,577
Commonwealth Edison Co.
1.625%, 1/15/14	300,000	302,265
5.950%, 8/15/16	500,000	586,012
1.950%, 9/1/16	175,000	177,094
6.150%, 9/15/17	940,000	1,133,032
4.000%, 8/1/20	271,000	291,925
Connecticut Light & Power Co.
Series 09-A
5.500%, 2/1/19	500,000	587,196
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	631,184
4.450%, 6/15/20	500,000	556,670
Series 02-B
7.125%, 12/1/18	943,000	1,213,453
Consumers Energy Co.
6.700%, 9/15/19	1,596,000	1,994,200
Dayton Power & Light Co.
5.125%, 10/1/13	1,000,000	1,062,500
Detroit Edison Co.
6.400%, 10/1/13	500,000	539,920
5.600%, 6/15/18	250,000	297,341
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,078,426
7.000%, 11/15/18	346,000	442,740
Duke Energy Corp.
5.650%, 6/15/13	416,000	439,168
6.300%, 2/1/14	500,000	547,657
3.350%, 4/1/15	1,469,000	1,556,932
5.050%, 9/15/19	300,000	340,406
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	52,861
6.050%, 6/15/16	500,000	580,403
3.750%, 7/15/20	1,000,000	1,057,847
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	589,274
Edison International
3.750%, 9/15/17	500,000	529,999
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,021,418
Entergy Corp.
3.625%, 9/15/15	500,000	509,917
4.700%, 1/15/17	250,000	260,374
5.125%, 9/15/20	500,000	507,109
Entergy Louisiana LLC
1.875%, 12/15/14	130,000	131,085
Entergy Texas, Inc.
7.125%, 2/1/19	500,000	598,156
Exelon Corp.
4.900%, 6/15/15	243,000	265,468
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	533,361
6.200%, 10/1/17	596,000	698,613
5.200%, 10/1/19	2,000,000	2,221,575
FirstEnergy Solutions Corp.
4.800%, 2/15/15	139,000	150,088
Florida Power & Light Co.
5.550%, 11/1/17	500,000	595,663
Florida Power Corp.
5.650%, 6/15/18	346,000	411,592
4.550%, 4/1/20	135,000	151,933
Series A
5.800%, 9/15/17	1,000,000	1,193,687
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,079,077
5.400%, 6/1/18	1,000,000	1,171,302
4.250%, 12/1/19	307,000	337,509
Great Plains Energy, Inc.
2.750%, 8/15/13	750,000	764,806
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,433,844
2.000%, 6/30/16	1,000,000	1,024,075
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,339,103
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,719,657
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	594,098
Series 09A
7.150%, 4/1/19	500,000	618,723
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,017,470
LG&E and KU Energy LLC
3.750%, 11/15/20	1,000,000	995,827
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,005,976
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	622,432
MidAmerican Energy Co.
4.650%, 10/1/14	1,500,000	1,624,233
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	877,667
Series D
5.000%, 2/15/14	170,000	181,547
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,218,486
7.125%, 3/15/19	500,000	627,784
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	1,185,000	1,216,783
7.875%, 12/15/15	200,000	241,009
6.000%, 3/1/19	846,000	979,436
Northern States Power Co.
1.950%, 8/15/15	419,000	431,507
5.250%, 3/1/18	500,000	585,435
NSTAR Electric Co.
5.625%, 11/15/17	750,000	887,306
Ohio Power Co.
6.000%, 6/1/16	1,000,000	1,148,351
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	500,000	532,317
5.000%, 9/30/17	1,000,000	1,123,574
6.800%, 9/1/18	500,000	605,744
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	544,332
4.800%, 3/1/14	750,000	805,127
5.625%, 11/30/17	1,000,000	1,181,977
8.250%, 10/15/18	693,000	922,501
3.500%, 10/1/20	1,000,000	1,033,074
PacifiCorp
5.500%, 1/15/19	300,000	354,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Peco Energy Co.
5.000%, 10/1/14	$1,000,000	$1,097,091
Portland General Electric Co.
6.100%, 4/15/19	373,000	452,465
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	566,384
6.500%, 5/1/18	69,000	78,232
Progress Energy, Inc.
6.050%, 3/15/14	1,000,000	1,090,823
7.050%, 3/15/19	1,000,000	1,238,862
PSEG Power LLC
2.500%, 4/15/13	202,000	205,570
5.125%, 4/15/20	1,175,000	1,288,954
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	40,849
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	58,728
4.400%, 2/1/21	150,000	159,735
Public Service Electric & Gas Co.
5.375%, 9/1/13	208,000	221,230
6.330%, 11/1/13	1,500,000	1,627,835
5.300%, 5/1/18	596,000	701,994
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	531,013
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	614,438
Southern California Edison Co.
5.750%, 3/15/14	916,000	999,500
5.500%, 8/15/18	500,000	593,655
Southern Co.
4.150%, 5/15/14	302,000	322,473
1.950%, 9/1/16	310,000	315,565
Southern Natural Gas Co.
5.900%, 4/1/17§	846,000	956,082
Southern Power Co.
Series D
4.875%, 7/15/15	1,000,000	1,092,909
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	298,026
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	654,925
Tampa Electric Co.
6.100%, 5/15/18	194,000	233,651
Toledo Edison Co.
7.250%, 5/1/20	585,000	729,411
TransAlta Corp.
4.750%, 1/15/15	1,000,000	1,068,463
UIL Holdings Corp.
4.625%, 10/1/20	500,000	503,777
Union Electric Co.
6.700%, 2/1/19	881,000	1,075,574
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	591,715
Series A
5.400%, 1/15/16	930,000	1,066,693
Series B
5.000%, 6/30/19	500,000	581,150
Westar Energy, Inc.
5.100%, 7/15/20	500,000	567,946
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	741,249
2.950%, 9/15/21	500,000	500,555
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	310,214

		88,259,792

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	500,000	500,114
Atmos Energy Corp.
8.500%, 3/15/19	650,000	850,786
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	598,602
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	405,513
4.500%, 1/15/21	1,135,000	1,213,828
Series B
7.875%, 4/1/13	508,000	540,286
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	203,888
El Paso Natural Gas Co.
5.950%, 4/15/17	500,000	550,613
ONEOK, Inc.
5.200%, 6/15/15	500,000	549,838
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	750,000	840,281
Questar Corp.
2.750%, 2/1/16	125,000	127,356
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,361,744

		7,742,849

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	539,940
5.150%, 12/1/20	500,000	550,239
Tennessee Valley Authority
4.750%, 8/1/13	2,000,000	2,117,417
5.500%, 7/18/17	2,894,000	3,494,272
3.875%, 2/15/21	1,830,000	2,048,252

		8,750,120

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	285,289
Ameren Corp.
8.875%, 5/15/14	750,000	850,403
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	588,408
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	226,447
5.150%, 7/15/15	271,000	303,141
2.250%, 9/1/15	1,500,000	1,554,247
6.000%, 11/30/17	941,000	1,125,903
8.875%, 1/15/19	346,000	464,385
5.200%, 8/15/19	316,000	363,452
7.500%, 6/30/66(l)	200,000	211,000
Series A
5.600%, 11/15/16	280,000	326,432
DTE Energy Co.
7.625%, 5/15/14	500,000	563,087
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	197,000
National Grid plc
6.300%, 8/1/16	846,000	973,503
NiSource Finance Corp.
5.400%, 7/15/14	500,000	544,199
6.400%, 3/15/18	1,250,000	1,455,223
6.800%, 1/15/19	1,000,000	1,186,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
NSTAR
4.500%, 11/15/19	$269,000	$300,536
PG&E Corp.
5.750%, 4/1/14	500,000	547,484
SCANA Corp.
6.250%, 4/1/20	200,000	228,073
Sempra Energy
6.500%, 6/1/16	409,000	484,691
2.300%, 4/1/17	550,000	555,020
9.800%, 2/15/19	1,000,000	1,360,386
Veolia Environnement S.A.
6.000%, 6/1/18	1,067,000	1,191,126
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	545,900
Xcel Energy, Inc.
4.700%, 5/15/20	500,000	560,954

		16,992,453

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	532,797

Total Utilities		122,278,011

Total Corporate Bonds		1,851,394,781

Government Securities (66.7%)
Foreign Governments (2.5%)
Canadian Government Bond
2.375%, 9/10/14	2,485,000	2,595,416
China Development Bank Corp.
5.000%, 10/15/15	500,000	547,240
Development Bank of Japan
4.250%, 6/9/15	500,000	547,862
5.125%, 2/1/17	1,000,000	1,161,592
Egypt Government AID Bonds
4.450%, 9/15/15	1,000,000	1,116,005
Export Development Canada
1.750%, 9/24/12	3,000	3,020
3.500%, 5/16/13	2,416,000	2,499,418
2.250%, 5/28/15	2,500,000	2,615,062
Export-Import Bank of Korea
8.125%, 1/21/14	2,789,000	3,073,757
5.875%, 1/14/15	800,000	872,160
4.125%, 9/9/15	2,650,000	2,777,107
4.000%, 1/11/17	800,000	832,080
5.125%, 6/29/20	500,000	537,980
4.000%, 1/29/21	1,500,000	1,482,210
Federative Republic of Brazil
10.250%, 6/17/13	943,000	1,046,730
7.875%, 3/7/15	2,000,000	2,382,098
6.000%, 1/17/17	2,000,000	2,362,515
8.000%, 1/15/18	1,338,000	1,594,456
5.875%, 1/15/19	2,500,000	2,979,649
8.875%, 10/14/19	554,000	782,525
4.875%, 1/22/21	2,500,000	2,814,468
Japan Finance Corp.
4.250%, 6/18/13	416,000	433,163
2.875%, 2/2/15	2,500,000	2,624,680
2.500%, 1/21/16	2,000,000	2,085,372
2.500%, 5/18/16	1,000,000	1,042,569
Japan Finance Organization for Municipalities
4.625%, 4/21/15	1,500,000	1,657,194
5.000%, 5/16/17	1,000,000	1,156,958
4.000%, 1/13/21	600,000	651,735
Korea Development Bank
5.750%, 9/10/13	70,000	73,696
8.000%, 1/23/14	2,500,000	2,753,000
4.375%, 8/10/15	615,000	646,919
3.250%, 3/9/16	100,000	101,141
4.000%, 9/9/16	1,000,000	1,041,603
Korea Finance Corp.
3.250%, 9/20/16	650,000	652,236
People’s Republic of China
4.750%, 10/29/13	1,000,000	1,056,050
Province of British Columbia
2.850%, 6/15/15	1,724,000	1,830,275
2.100%, 5/18/16	1,000,000	1,036,385
Province of Manitoba
2.125%, 4/22/13	3,000,000	3,045,847
1.375%, 4/28/14	300,000	303,557
4.900%, 12/6/16	650,000	748,091
Province of New Brunswick
2.750%, 6/15/18	1,250,000	1,302,706
Province of Nova Scotia
2.375%, 7/21/15	500,000	517,868
5.125%, 1/26/17	1,233,000	1,428,296
Province of Ontario
3.500%, 7/15/13	1,000,000	1,037,771
1.375%, 1/27/14	6,000,000	6,076,366
4.100%, 6/16/14	2,193,000	2,352,979
2.950%, 2/5/15	2,000,000	2,113,350
2.700%, 6/16/15	6,000,000	6,314,354
2.300%, 5/10/16	2,000,000	2,074,425
4.400%, 4/14/20	5,000,000	5,700,676
Province of Quebec
4.875%, 5/5/14	416,000	451,591
4.600%, 5/26/15	1,270,000	1,408,925
5.125%, 11/14/16	1,520,000	1,762,761
4.625%, 5/14/18	1,416,000	1,629,214
3.500%, 7/29/20	1,500,000	1,611,393
Republic of Chile
3.875%, 8/5/20	400,000	428,844
Republic of Colombia
8.250%, 12/22/14	1,000,000	1,174,625
7.375%, 1/27/17	1,500,000	1,848,750
7.375%, 3/18/19	2,000,000	2,553,085
4.375%, 7/12/21	1,000,000	1,083,273
Republic of Italy
4.375%, 6/15/13	693,000	708,967
2.125%, 9/16/13	1,500,000	1,491,792
4.500%, 1/21/15	3,002,000	3,106,005
3.125%, 1/26/15	3,000,000	2,993,241
5.250%, 9/20/16	1,901,000	1,981,957
5.375%, 6/12/17	2,500,000	2,589,759
Republic of Korea
4.250%, 6/1/13	500,000	517,250
5.750%, 4/16/14	1,846,000	1,995,157
4.875%, 9/22/14	545,000	586,747
7.125%, 4/16/19	1,546,000	1,914,451
Republic of Panama
7.250%, 3/15/15	1,000,000	1,157,500
5.200%, 1/30/20	943,000	1,082,093
Republic of Peru
8.375%, 5/3/16	720,000	892,800
7.125%, 3/30/19	1,209,000	1,537,249
Republic of Poland
5.250%, 1/15/14	500,000	528,709
3.875%, 7/16/15	1,443,000	1,512,776
5.000%, 10/19/15	1,193,000	1,299,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.375%, 7/15/19	$1,923,000	$2,240,295
5.125%, 4/21/21	1,500,000	1,608,750
Republic of South Africa
6.500%, 6/2/14	500,000	550,625
6.875%, 5/27/19	1,745,000	2,104,906
5.500%, 3/9/20	1,500,000	1,678,125
State of Israel
4.625%, 6/15/13	300,000	309,750
5.125%, 3/1/14	1,069,000	1,134,477
5.500%, 11/9/16	464,000	524,320
5.125%, 3/26/19	1,387,000	1,537,836
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	526,666
1.750%, 10/20/15	2,230,000	2,257,672
2.125%, 7/13/16	1,000,000	1,015,224
5.125%, 3/1/17	458,000	523,505
United Mexican States
5.875%, 2/17/14	3,020,000	3,279,720
5.625%, 1/15/17	3,836,000	4,434,416
5.950%, 3/19/19	1,693,000	2,029,907
8.125%, 12/30/19	1,458,000	1,947,616
5.125%, 1/15/20	2,000,000	2,291,000
3.625%, 3/15/22	2,000,000	2,048,000

		158,374,088

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	4,000	4,894
7.043%, 4/1/50	4,000	5,325
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	4,000	4,892
City & County of Denver, Colorado
5.650%, 8/1/30	4,000	4,471
City of Chicago, Illinois
6.845%, 1/1/38	2,000	2,242
6.395%, 1/1/40	4,000	5,023
Clark County, Nevada Airport
6.881%, 7/1/42	4,000	4,479
Los Angeles, California Community College District
6.750%, 8/1/49	4,000	5,196
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	204,000	240,587
Municipal Electric Authority of Georgia
6.637%, 4/1/57	2,000	2,224
7.055%, 4/1/57	4,000	4,182
New York City Municipal Water Finance Authority
5.724%, 6/15/42	2,000	2,485
6.011%, 6/15/42	4,000	5,153
New York City Transitional Finance Authority
5.508%, 8/1/37	8,000	9,395
New York State Urban Development Corp.
5.770%, 3/15/39	2,000	2,356
Ohio State University
4.910%, 6/1/40	4,000	4,498
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	1,000	1,119
5.561%, 12/1/49	3,000	3,353
Puerto Rico Commonwealth Government Development Bank
3.670%, 5/1/14	1,000,000	1,017,200
4.704%, 5/1/16	1,000,000	1,033,570
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	2,000	2,281
San Diego County, California Water Authority
6.138%, 5/1/49	4,000	5,064
State of California
4.850%, 10/1/14	500,000	539,920
5.450%, 4/1/15	250,000	277,930
3.950%, 11/1/15	1,250,000	1,340,837
5.950%, 4/1/16	35,000	40,105
5.750%, 3/1/17	200,000	229,744
6.200%, 3/1/19	200,000	233,478
6.200%, 10/1/19	400,000	467,360
State of Illinois
3.321%, 1/1/13	269,000	273,802
4.071%, 1/1/14	269,000	278,810
4.421%, 1/1/15	269,000	281,872
4.961%, 3/1/16	3,400,000	3,622,088
5.665%, 3/1/18	2,000,000	2,181,500
State of New York
5.206%, 10/1/31	4,000	4,455

		12,141,890

Supranational (2.7%)
African Development Bank
3.000%, 5/27/14	1,193,000	1,252,514
6.875%, 10/15/15	200,000	228,484
2.500%, 3/15/16	2,000,000	2,113,696
Asian Development Bank
1.625%, 7/15/13	3,500,000	3,551,361
2.750%, 5/21/14	3,100,000	3,242,004
0.875%, 6/10/14	715,000	719,333
4.250%, 10/20/14	416,000	453,637
2.500%, 3/15/16	2,500,000	2,646,992
5.500%, 6/27/16	3,000,000	3,550,088
1.125%, 3/15/17	1,000,000	998,194
1.875%, 10/23/18	1,650,000	1,670,461
1.750%, 3/21/19	1,250,000	1,247,098
Corp. Andina de Fomento
3.750%, 1/15/16	2,000,000	2,083,899
5.750%, 1/12/17	346,000	385,747
8.125%, 6/4/19	979,000	1,213,066
Council of Europe Development Bank
2.750%, 2/10/15	500,000	521,895
2.625%, 2/16/16	1,500,000	1,564,263
Council Of Europe Development Bank
1.500%, 2/22/17	1,500,000	1,479,048
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	415,202
2.750%, 4/20/15	700,000	740,006
2.500%, 3/15/16	3,500,000	3,703,452
1.000%, 2/16/17	1,500,000	1,484,966
European Investment Bank
3.250%, 5/15/13	3,193,000	3,283,563
4.250%, 7/15/13	3,109,000	3,248,826
1.250%, 9/17/13	5,000,000	5,036,276
2.375%, 3/14/14	3,000,000	3,089,215
3.000%, 4/8/14	5,693,000	5,938,273
1.500%, 5/15/14	2,500,000	2,533,911
4.625%, 5/15/14	3,760,000	4,056,731
3.125%, 6/4/14	1,346,000	1,411,224
1.125%, 8/15/14	4,000,000	4,021,206
0.875%, 12/15/14	2,000,000	1,995,688
2.875%, 1/15/15	1,693,000	1,781,254
2.750%, 3/23/15	1,500,000	1,576,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 10/20/15	$6,000,000	$6,040,482
4.875%, 2/16/16	2,018,000	2,291,249
2.250%, 3/15/16	7,000,000	7,256,837
5.125%, 9/13/16	2,000,000	2,314,872
4.875%, 1/17/17	2,471,000	2,850,318
5.125%, 5/30/17	3,401,000	3,978,580
1.625%, 6/15/17	4,000,000	3,988,664
2.875%, 9/15/20	2,250,000	2,296,041
4.000%, 2/16/21	2,000,000	2,205,672
Inter-American Development Bank
3.000%, 4/22/14	6,500,000	6,812,224
2.250%, 7/15/15	1,000,000	1,044,555
5.125%, 9/13/16	2,275,000	2,664,104
1.375%, 10/18/16	2,000,000	2,016,680
4.250%, 9/10/18	1,467,000	1,692,125
3.875%, 9/17/19	1,000,000	1,131,642
3.875%, 2/14/20	2,693,000	3,045,577
International Bank for Reconstruction & Development
1.750%, 7/15/13	4,000,000	4,068,192
3.500%, 10/8/13	2,500,000	2,614,628
0.500%, 11/26/13	4,000,000	4,001,290
1.125%, 8/25/14	1,000,000	1,012,135
2.375%, 5/26/15	3,500,000	3,672,149
2.125%, 3/15/16	6,000,000	6,252,677
5.000%, 4/1/16	916,000	1,057,707
1.000%, 9/15/16	1,000,000	997,717
0.875%, 4/17/17	3,500,000	3,418,139
9.250%, 7/15/17	599,000	802,995
International Finance Corp.
3.500%, 5/15/13	1,300,000	1,344,181
3.000%, 4/22/14	2,428,000	2,545,137
1.125%, 11/23/16	3,000,000	3,003,014
2.125%, 11/17/17	4,000,000	4,145,989
Nordic Investment Bank
3.625%, 6/17/13	416,000	431,444
2.625%, 10/6/14	1,300,000	1,361,391
2.250%, 3/15/16	500,000	522,875
5.000%, 2/1/17	1,567,000	1,837,350
1.000%, 3/7/17	1,000,000	984,368
North American Development Bank
4.375%, 2/11/20	500,000	548,248

		169,489,530

U.S. Government Agencies (9.0%)
Federal Farm Credit Bank
1.375%, 6/25/13	500,000	506,492
1.125%, 2/27/14	4,000,000	4,051,556
2.625%, 4/17/14	743,000	776,497
3.000%, 9/22/14	1,000,000	1,062,045
5.125%, 8/25/16	485,000	571,357
4.875%, 1/17/17	4,895,000	5,753,866
Federal Home Loan Bank
2.250%, 4/13/12	1,000	1,001
1.125%, 5/18/12	1,000	1,001
1.875%, 6/20/12	1,000	1,004
1.750%, 8/22/12	1,000	1,006
4.500%, 11/15/12	1,000	1,027
1.625%, 3/20/13	1,000	1,013
0.200%, 4/30/13	1,000,000	999,118
3.875%, 6/14/13	5,000,000	5,213,586
1.875%, 6/21/13	7,346,000	7,486,885
5.125%, 8/14/13	3,901,000	4,156,927
4.000%, 9/6/13	1,229,000	1,293,139
4.500%, 9/16/13	5,000,000	5,303,283
3.625%, 10/18/13	10,000,000	10,504,831
0.550%, 10/25/13	1,200,000	1,202,297
0.375%, 11/27/13	5,500,000	5,499,794
0.875%, 12/27/13	2,000,000	2,017,333
0.375%, 1/29/14	11,000,000	10,995,527
0.400%, 2/26/14	2,000,000	1,999,380
1.375%, 5/28/14	5,750,000	5,866,283
5.250%, 6/18/14	2,772,000	3,066,585
1.000%, 8/8/14	1,200,000	1,201,079
5.500%, 8/13/14	3,901,000	4,366,312
0.500%, 8/28/14	5,000,000	4,997,372
2.750%, 12/12/14	5,000,000	5,289,537
0.600%, 3/5/15	500,000	499,383
2.875%, 6/12/15	2,500,000	2,673,595
0.750%, 8/21/15	500,000	499,841
5.375%, 5/18/16	5,100,000	6,015,048
4.750%, 12/16/16	10,371,000	12,093,078
1.600%, 4/4/17	1,250,000	1,251,659
4.875%, 5/17/17	3,169,000	3,752,599
5.250%, 6/5/17	950,000	1,135,559
5.000%, 11/17/17	6,426,000	7,685,180
4.125%, 3/13/20	4,000,000	4,586,444
5.500%, 7/15/36	3,000	3,755
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,132,098
Federal Home Loan Mortgage Corp.
3.500%, 5/29/13	3,000,000	3,112,692
4.000%, 6/12/13	5,000,000	5,220,482
3.750%, 6/28/13	693,000	722,599
0.500%, 10/3/13	1,500,000	1,499,794
0.500%, 10/18/13	2,500,000	2,503,745
0.550%, 10/25/13	3,000,000	3,000,819
0.875%, 10/28/13	10,000,000	10,076,833
4.875%, 11/15/13	18,844,000	20,219,192
0.375%, 11/27/13	5,000,000	4,999,812
0.550%, 12/27/13	1,500,000	1,503,623
2.500%, 1/7/14	4,170,000	4,324,707
0.550%, 1/9/14	5,000,000	5,012,606
4.500%, 1/15/14	3,634,000	3,890,582
1.375%, 2/25/14	15,000,000	15,280,982
0.400%, 2/27/14	3,000,000	3,002,872
2.500%, 4/23/14	5,243,000	5,466,727
0.700%, 5/1/14	1,200,000	1,200,589
5.000%, 7/15/14	6,386,000	7,044,493
0.625%, 7/25/14	1,500,000	1,503,729
1.200%, 7/25/14	600,000	601,997
3.000%, 7/28/14	800,000	846,658
1.100%, 8/8/14	900,000	902,955
0.800%, 10/24/14	1,200,000	1,200,516
1.000%, 11/3/14	3,000,000	3,002,312
5.000%, 11/13/14	1,000,000	1,110,717
0.750%, 11/25/14	5,000,000	5,023,151
1.000%, 12/5/14	600,000	602,812
0.875%, 12/19/14	1,500,000	1,505,392
1.000%, 12/19/14	1,200,000	1,205,806
0.850%, 1/9/15	5,000,000	5,016,598
0.800%, 1/13/15	1,000,000	1,003,711
4.500%, 1/15/15	1,916,000	2,125,680
0.650%, 1/30/15	500,000	499,937
0.800%, 1/30/15	1,500,000	1,503,706
2.875%, 2/9/15	5,020,000	5,348,402
0.550%, 2/13/15	1,000,000	996,939
0.550%, 2/27/15	3,500,000	3,487,852
1.000%, 6/30/15	1,500,000	1,507,757
1.500%, 7/13/15	600,000	602,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.050%, 9/28/15	$600,000	$601,693
4.750%, 11/17/15	6,915,000	7,881,702
4.750%, 1/19/16	3,500,000	4,013,331
0.850%, 2/24/16	1,000,000	996,872
1.000%, 2/24/16	1,000,000	1,000,465
5.500%, 7/18/16	5,693,000	6,758,883
5.125%, 10/18/16	5,500,000	6,470,568
1.600%, 11/2/16	1,200,000	1,208,560
1.625%, 11/14/16	1,200,000	1,209,061
2.250%, 1/23/17	500,000	514,343
2.000%, 2/1/17	2,000,000	2,012,420
2.000%, 2/27/17	1,000,000	1,007,558
5.000%, 4/18/17	5,277,000	6,231,398
5.125%, 11/17/17	6,732,000	8,072,342
4.875%, 6/13/18	4,000,000	4,770,126
3.750%, 3/27/19	7,220,000	8,130,677
2.000%, 7/30/19	500,000	496,708
2.375%, 1/13/22	7,930,000	7,785,925
Federal National Mortgage Association
1.750%, 5/7/13	3,600,000	3,657,772
1.500%, 6/26/13	1,000,000	1,014,806
3.875%, 7/12/13	10,000,000	10,458,353
0.500%, 8/9/13	10,000,000	10,025,814
1.125%, 9/17/13	1,000,000	1,010,207
1.000%, 9/23/13	8,000,000	8,077,331
1.125%, 9/30/13	2,079,000	2,101,680
0.500%, 10/3/13	1,500,000	1,500,201
1.125%, 10/8/13	2,539,000	2,565,464
1.000%, 10/15/13	539,000	543,689
4.625%, 10/15/13	8,402,000	8,953,295
0.600%, 10/25/13	3,000,000	3,006,720
0.625%, 12/6/13	1,500,000	1,504,257
0.750%, 12/18/13	5,000,000	5,022,664
0.500%, 12/27/13	4,000,000	4,007,964
5.125%, 1/2/14	90,000	96,957
2.750%, 2/5/14	3,079,000	3,213,373
1.350%, 2/24/14	539,000	547,702
1.250%, 2/27/14	5,000,000	5,080,142
2.750%, 3/13/14	15,150,000	15,840,439
2.500%, 5/15/14	150,000	156,549
0.875%, 8/28/14	8,000,000	8,070,381
3.000%, 9/16/14	2,693,000	2,846,293
4.625%, 10/15/14	2,000,000	2,205,847
0.700%, 10/17/14	3,000,000	3,000,848
0.800%, 10/17/14	3,000,000	3,000,917
2.625%, 11/20/14	5,520,000	5,819,348
0.750%, 11/21/14	1,200,000	1,202,983
0.900%, 12/5/14	1,500,000	1,505,909
1.000%, 12/5/14	3,000,000	3,004,501
0.750%, 12/19/14	11,500,000	11,548,697
0.900%, 12/29/14	1,500,000	1,502,623
1.000%, 1/26/15	1,500,000	1,505,875
0.750%, 1/30/15	500,000	501,253
0.800%, 2/13/15	1,000,000	1,003,493
0.625%, 2/27/15	5,000,000	4,994,483
5.000%, 3/2/15	1,000,000	1,126,586
5.000%, 4/15/15	5,000,000	5,659,243
2.375%, 7/28/15	5,000,000	5,269,100
2.150%, 8/4/15	269,000	281,302
0.750%, 9/14/15	500,000	499,104
2.000%, 9/21/15	400,000	416,322
1.875%, 10/15/15	339,000	351,410
4.375%, 10/15/15	3,513,000	3,949,386
1.625%, 10/26/15	5,000,000	5,140,670
5.000%, 3/15/16	4,000,000	4,630,191
2.375%, 4/11/16	5,000,000	5,277,463
2.250%, 6/6/16	1,200,000	1,204,645
5.250%, 9/15/16	5,100,000	6,019,536
1.250%, 9/28/16	6,000,000	6,038,431
1.750%, 11/14/16	1,200,000	1,210,560
4.875%, 12/15/16	3,400,000	3,980,264
1.250%, 2/27/17	500,000	499,291
1.250%, 3/6/17	500,000	499,371
1.200%, 3/8/17	500,000	498,505
1.125%, 4/27/17	15,000,000	14,861,977
5.000%, 5/11/17	2,609,000	3,080,319
(Zero Coupon), 6/1/17	3,000,000	2,759,707
5.375%, 6/12/17	4,150,000	4,986,511
1.750%, 1/30/19	500,000	494,333
(Zero Coupon), 10/9/19	4,000,000	3,093,284
Financing Corp.
10.700%, 10/6/17	1,200,000	1,788,051

		566,074,343

U.S. Treasuries (52.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,098,000	4,044,024
9.875%, 11/15/15	6,039,000	8,033,754
9.250%, 2/15/16	6,068,000	8,046,617
7.250%, 5/15/16	2,719,000	3,426,427
7.500%, 11/15/16	15,712,000	20,357,475
8.750%, 5/15/17	11,386,000	15,748,432
8.875%, 8/15/17	2,903,000	4,078,762
9.125%, 5/15/18	2,693,000	3,936,442
9.000%, 11/15/18	1,386,000	2,051,552
8.875%, 2/15/19	6,932,000	10,279,407
8.125%, 8/15/19	12,482,000	18,139,978
U.S. Treasury Notes
1.750%, 4/15/13	47,000,000	47,737,129
0.625%, 4/30/13	25,000,000	25,105,470
3.125%, 4/30/13	18,437,000	19,010,276
1.375%, 5/15/13	19,850,000	20,098,512
3.625%, 5/15/13	7,315,000	7,590,741
0.500%, 5/31/13	30,000,000	30,087,891
3.500%, 5/31/13	21,386,000	22,192,988
1.125%, 6/15/13	15,000,000	15,156,446
0.375%, 6/30/13	50,000,000	50,069,335
1.000%, 7/15/13	23,464,000	23,683,975
0.750%, 8/15/13	11,500,000	11,573,897
4.250%, 8/15/13	20,612,000	21,726,336
3.125%, 8/31/13	43,464,000	45,202,560
0.750%, 9/15/13	20,000,000	20,134,376
0.125%, 9/30/13	20,000,000	19,950,782
3.125%, 9/30/13	10,000,000	10,422,852
0.500%, 10/15/13	40,000,000	40,120,312
2.750%, 10/31/13	24,746,000	25,696,692
0.500%, 11/15/13	25,000,000	25,077,147
4.250%, 11/15/13	23,272,000	24,751,955
0.250%, 11/30/13	25,000,000	24,975,097
2.000%, 11/30/13	19,909,000	20,464,274
0.750%, 12/15/13	20,000,000	20,147,656
0.125%, 12/31/13	20,000,000	19,932,422
1.500%, 12/31/13	29,793,000	30,406,316
0.250%, 1/31/14	95,000,000	94,868,263
1.750%, 1/31/14	15,782,000	16,190,421
1.250%, 2/15/14	25,000,000	25,424,805
4.000%, 2/15/14	13,237,000	14,135,668
0.250%, 2/28/14	20,000,000	19,971,094
1.875%, 2/28/14	16,240,000	16,713,562
1.750%, 3/31/14	14,975,000	15,391,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 4/15/14	$25,000,000	$25,450,195
1.875%, 4/30/14	13,139,000	13,547,028
1.000%, 5/15/14	40,000,000	40,526,564
4.750%, 5/15/14	19,157,000	20,920,042
2.250%, 5/31/14	19,111,000	19,878,425
0.750%, 6/15/14	50,000,000	50,394,530
2.625%, 6/30/14	20,100,000	21,101,860
2.625%, 7/31/14	22,435,000	23,580,412
4.250%, 8/15/14	38,880,000	42,376,163
2.375%, 8/31/14	47,972,000	50,200,074
0.250%, 9/15/14	25,000,000	24,885,743
2.375%, 9/30/14	23,464,000	24,583,123
2.375%, 10/31/14	27,197,000	28,523,917
4.250%, 11/15/14	18,464,000	20,270,010
2.625%, 12/31/14	87,425,000	92,486,086
4.000%, 2/15/15	16,392,000	18,013,911
2.500%, 3/31/15	22,870,000	24,202,891
2.500%, 4/30/15	41,732,000	44,201,687
2.125%, 5/31/15	24,390,000	25,568,532
1.875%, 6/30/15	30,000,000	31,228,125
1.750%, 7/31/15	25,965,000	26,927,530
4.250%, 8/15/15	19,365,000	21,701,660
1.250%, 8/31/15	10,000,000	10,212,500
1.250%, 9/30/15	42,079,000	42,946,879
1.250%, 10/31/15	20,000,000	20,400,000
4.500%, 11/15/15	20,579,000	23,380,477
1.375%, 11/30/15	30,000,000	30,726,564
2.125%, 12/31/15	10,000,000	10,521,875
4.500%, 2/15/16	5,000,000	5,714,649
2.125%, 2/29/16	30,000,000	31,575,000
2.625%, 2/29/16	10,157,000	10,879,893
2.375%, 3/31/16	7,520,000	7,988,237
2.000%, 4/30/16	8,000,000	8,381,562
2.625%, 4/30/16	7,000,000	7,506,407
5.125%, 5/15/16	13,582,000	15,954,075
1.750%, 5/31/16	10,000,000	10,375,781
1.500%, 6/30/16	10,000,000	10,265,625
3.250%, 6/30/16	9,000,000	9,892,969
1.500%, 7/31/16	30,000,000	30,783,984
3.250%, 7/31/16	10,554,000	11,614,348
4.875%, 8/15/16	13,723,000	16,066,630
3.000%, 8/31/16	17,972,000	19,596,500
1.000%, 9/30/16	25,000,000	25,087,890
3.000%, 9/30/16	28,118,000	30,671,685
1.000%, 10/31/16	35,000,000	35,090,234
3.125%, 10/31/16	18,464,000	20,256,306
4.625%, 11/15/16	15,000,000	17,477,343
2.750%, 11/30/16	49,079,000	53,024,490
0.875%, 12/31/16	10,000,000	9,948,828
3.250%, 12/31/16	20,000,000	22,090,624
0.875%, 1/31/17	10,000,000	9,939,453
3.125%, 1/31/17	3,811,000	4,190,165
4.625%, 2/15/17	5,167,000	6,051,243
0.875%, 2/28/17	35,000,000	34,756,641
3.000%, 2/28/17	17,464,000	19,114,893
3.250%, 3/31/17	12,079,000	13,375,133
3.125%, 4/30/17	18,464,000	20,335,644
4.500%, 5/15/17	16,272,000	19,042,689
2.750%, 5/31/17	14,964,000	16,203,206
2.500%, 6/30/17	34,000,000	36,377,345
2.375%, 7/31/17	10,000,000	10,632,812
4.750%, 8/15/17	18,010,000	21,389,688
1.875%, 8/31/17	15,000,000	15,550,782
1.875%, 9/30/17	42,000,000	43,497,892
4.250%, 11/15/17	12,154,000	14,149,440
2.250%, 11/30/17	35,000,000	36,926,369
3.500%, 2/15/18	28,139,000	31,628,894
2.750%, 2/28/18	30,000,000	32,477,343
2.625%, 4/30/18	5,000,000	5,374,219
3.875%, 5/15/18	7,225,000	8,296,332
2.375%, 5/31/18	15,000,000	15,878,907
2.375%, 6/30/18	10,000,000	10,579,688
2.250%, 7/31/18	30,000,000	31,490,625
4.000%, 8/15/18	9,910,000	11,487,083
1.500%, 8/31/18	15,000,000	15,042,188
1.375%, 9/30/18	21,000,000	20,862,188
1.750%, 10/31/18	20,000,000	20,318,750
3.750%, 11/15/18	23,294,000	26,644,332
1.375%, 12/31/18	14,000,000	13,853,984
1.250%, 1/31/19	25,000,000	24,479,493
2.750%, 2/15/19	25,007,000	26,943,089
1.375%, 2/28/19	15,000,000	14,787,891
3.125%, 5/15/19	32,304,000	35,578,566
3.625%, 8/15/19	34,684,000	39,370,405
3.375%, 11/15/19	33,782,000	37,719,714
3.625%, 2/15/20	35,176,000	39,908,269
3.500%, 5/15/20	35,925,000	40,415,625
2.625%, 8/15/20	55,000,000	57,994,921
2.625%, 11/15/20	35,000,000	36,812,892
3.625%, 2/15/21	45,000,000	50,948,438
3.125%, 5/15/21	54,500,000	59,328,362
2.125%, 8/15/21	45,000,000	44,973,635
2.000%, 11/15/21	30,000,000	29,537,109
2.000%, 2/15/22	37,000,000	36,291,798

		3,301,711,610

Total Government Securities		4,207,791,461

Total Long-Term Debt Securities (96.1%) (Cost $5,845,263,466)		6,059,186,242

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	30,360
Freddie Mac
8.375%(l)*	17,000	23,630

Total Preferred Stocks (0.0%) (Cost $18,166)		53,990

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (3.0%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,420,000	119,734,400
iShares Barclays 7-10 Year Treasury Bond Fund	690,000	71,263,200

Total Investment Companies (3.0%) (Cost $192,616,089)		190,997,600

Total Investments (99.1%) (Cost $6,037,897,721)		6,250,237,832
Other Assets Less Liabilities (0.9%)		55,996,194

Net Assets (100%)		$6,306,234,026

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $9,878,298 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$115,730,701	$—	$115,730,701
Consumer Staples	—	144,106,809	—	144,106,809
Energy	—	158,594,377	—	158,594,377
Financials	—	796,914,722	—	796,914,722
Health Care	—	129,309,270	—	129,309,270
Industrials	—	107,112,466	—	107,112,466
Information Technology	—	88,273,187	—	88,273,187
Materials	—	93,848,178	—	93,848,178
Telecommunication Services	—	95,227,060	—	95,227,060
Utilities	—	122,278,011	—	122,278,011
Government Securities
Foreign Governments	—	158,374,088	—	158,374,088
Municipal Bonds	—	12,141,890	—	12,141,890
Supranational	—	169,489,530	—	169,489,530
U.S. Government Agencies	—	566,074,343	—	566,074,343
U.S. Treasuries	—	3,301,711,610	—	3,301,711,610
Investment Companies
Exchange Traded Funds (ETFs)	190,997,600	—	—	190,997,600
Preferred Stocks
Financials	53,990	—	—	53,990

Total Assets	$191,051,590	$6,059,186,242	$—	$6,250,237,832

Total Liabilities	$—	$—	$—	$—

Total	$191,051,590	$6,059,186,242	$—	$6,250,237,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities - Financials††
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/12	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—

††	Securities at fair value have $0 market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Corporate Bonds-Financials	$—	Deemed Worthless	Discount for Lack of Marketability(a)	Not Applicable
$—

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$193,178,838
Long-term U.S. Treasury securities	320,228,528

$513,407,366

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$407,174,007
Long-term U.S. Treasury securities	525,939,496

$933,113,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,304,698
Aggregate gross unrealized depreciation	(29,965,117)

Net unrealized appreciation	$211,339,581

Federal income tax cost of investments	$6,038,898,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Automobiles (0.5%)
Harley-Davidson, Inc.	43,320	$2,126,146

Distributors (0.3%)
Li & Fung Ltd.	582,300	1,336,233

Household Durables (0.1%)
Hunter Douglas N.V.	13,143	569,687

Internet & Catalog Retail (1.5%)
Expedia, Inc.	35,100	1,173,744
Groupon, Inc.*	27,800	510,964
Liberty Interactive Corp.*	91,590	1,748,453
Netflix, Inc.*	18,380	2,114,435
TripAdvisor, Inc.*	17,820	635,640

		6,183,236

Media (1.7%)
Grupo Televisa S.A.B. (ADR)	25,990	547,869
Walt Disney Co.	152,460	6,674,699

		7,222,568

Specialty Retail (4.1%)
Bed Bath & Beyond, Inc.*	199,520	13,122,430
CarMax, Inc.*	99,660	3,453,219
Tiffany & Co.	11,970	827,486

		17,403,135

Textiles, Apparel & Luxury Goods (0.2%)
Cie Financiere Richemont S.A., Class A	10,300	645,818

Total Consumer Discretionary		35,486,823

Consumer Staples (15.7%)
Beverages (3.9%)
Coca-Cola Co.	114,500	8,474,145
Diageo plc (ADR)	46,825	4,518,612
Heineken Holding N.V.	73,367	3,434,520

		16,427,277

Food & Staples Retailing (10.3%)
Costco Wholesale Corp.	193,590	17,577,972
CVS Caremark Corp.	525,910	23,560,768
Sysco Corp.	38,830	1,159,464
Walgreen Co.	33,010	1,105,505

		43,403,709

Food Products (0.7%)
Kraft Foods, Inc., Class A	18,210	692,162
Nestle S.A. (Registered)	12,720	800,372
Unilever N.V. (N.Y. Shares)	36,200	1,231,886

		2,724,420

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	497,056

Tobacco (0.7%)
Philip Morris International, Inc.	32,190	2,852,356

Total Consumer Staples		65,904,818

Energy (11.3%)
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	25,850	1,807,690
Transocean Ltd.	49,894	2,729,202

		4,536,892

Oil, Gas & Consumable Fuels (10.2%)
Canadian Natural Resources Ltd.	332,990	11,048,608
China Coal Energy Co., Ltd., Class H	1,285,600	1,441,955
Devon Energy Corp.	71,160	5,060,899
EOG Resources, Inc.	94,470	10,495,617
Occidental Petroleum Corp.	132,890	12,655,115
OGX Petroleo e Gas Participacoes S.A.*	276,700	2,291,876

		42,994,070

Total Energy		47,530,962

Financials (32.4%)
Capital Markets (7.3%)
Ameriprise Financial, Inc.	34,750	1,985,268
Bank of New York Mellon Corp.	810,878	19,566,486
Charles Schwab Corp.	144,430	2,075,459
Goldman Sachs Group, Inc.	14,160	1,761,079
Julius Baer Group Ltd.*	127,500	5,146,893

		30,535,185

Commercial Banks (6.0%)
Wells Fargo & Co.	740,927	25,295,248

Consumer Finance (5.7%)
American Express Co.	415,305	24,029,547

Diversified Financial Services (0.5%)
Bank of America Corp.	29,164	279,099
CME Group, Inc.	2,750	795,658
JPMorgan Chase & Co.	24,800	1,140,304

		2,215,061

Insurance (11.6%)
ACE Ltd.	40,990	3,000,468
Alleghany Corp.*	14,938	4,916,096
Aon Corp.	11,680	573,021
Berkshire Hathaway, Inc., Class B*	133,000	10,792,950
Everest Reinsurance Group Ltd.	16,075	1,487,259
Fairfax Financial Holdings Ltd.	6,850	2,759,721
Loews Corp.	334,591	13,340,143
Markel Corp.*	1,062	476,774
Progressive Corp.	490,939	11,379,966

		48,726,398

Real Estate Management & Development (1.3%)
Brookfield Asset Management, Inc., Class A	56,716	1,790,524
Hang Lung Group Ltd.	573,700	3,712,348

		5,502,872

Total Financials		136,304,311

Health Care (7.3%)
Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	37,500	2,241,750
Becton, Dickinson and Co.	9,500	737,675

		2,979,425

Health Care Providers & Services (2.6%)
Express Scripts, Inc.*	200,600	10,868,508

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	35,452	1,577,968

Pharmaceuticals (3.6%)
Johnson & Johnson	61,740	4,072,371
Merck & Co., Inc.	148,338	5,696,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG	30,700	$5,342,827

		15,111,377

Total Health Care		30,537,278

Industrials (4.9%)
Aerospace & Defense (0.9%)
Lockheed Martin Corp.	43,800	3,935,868

Commercial Services & Supplies (1.4%)
Iron Mountain, Inc.	210,186	6,053,357

Machinery (0.5%)
PACCAR, Inc.	40,270	1,885,844

Marine (1.1%)
China Shipping Development Co., Ltd., Class H	1,069,500	740,954
Kuehne + Nagel International AG (Registered)	28,251	3,821,255

		4,562,209

Transportation Infrastructure (1.0%)
China Merchants Holdings International Co., Ltd.	1,213,738	4,063,742
LLX Logistica S.A.*	50,660	94,634

		4,158,376

Total Industrials		20,595,654

Information Technology (8.5%)
Computers & Peripherals (0.5%)
Hewlett-Packard Co.	83,240	1,983,609

Internet Software & Services (3.1%)
Google, Inc., Class A*	20,425	13,097,327

IT Services (0.4%)
Visa, Inc., Class A	15,920	1,878,560

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	55,220	1,552,234
Texas Instruments, Inc.	203,900	6,853,079

		8,405,313

Software (2.5%)
Activision Blizzard, Inc.	176,900	2,267,858
Microsoft Corp.	177,061	5,710,218
Oracle Corp.	81,200	2,367,792

		10,345,868

Total Information Technology		35,710,677

Materials (6.3%)
Chemicals (4.4%)
Air Products and Chemicals, Inc.	30,490	2,798,982
Ecolab, Inc.	35,960	2,219,451
Monsanto Co.	97,780	7,798,933
Potash Corp. of Saskatchewan, Inc.	69,089	3,156,676
Praxair, Inc.	23,900	2,739,896

		18,713,938

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	20,810	1,781,960

Containers & Packaging (0.3%)
Sealed Air Corp.	69,222	1,336,677

Metals & Mining (1.2%)
BHP Billiton plc	73,550	2,244,045
Rio Tinto plc	48,138	2,653,307

		4,897,352

Paper & Forest Products (0.0%)
Sino-Forest Corp.(b)*†	282,990	—
Sino-Forest Corp. (ADR)(b)*§†	6,800	—

		—

Total Materials		26,729,927

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V. (ADR)	56,070	1,392,218

Total Telecommunication Services		1,392,218

Total Common Stocks (95.1%) (Cost $313,885,212)		400,192,668

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Sino-Forest Corp.
5.000%, 8/1/13(b)(h)§	$1,664,000	407,680

Total Materials		407,680

Total Convertible Bonds		407,680

Total Long-Term Debt Securities (0.1%) (Cost $1,664,000)		407,680

SHORT-TERM INVESTMENTS:
Commercial Paper (4.6%)
Barclays US Funding LLC
0.10%, 4/2/12 (p)	10,312,000	10,311,943
HSBC Finance Corp.
0.05%, 4/2/12 (p)	9,181,000	9,180,974

Total Commercial Paper (Cost $19,492,959)		19,492,917

Total Short-Term Investments (4.6%) (Cost $19,492,959)		19,492,917

Total Investments (99.8%) (Cost $335,042,171)		420,093,265
Other Assets Less Liabilities (0.2%)		847,124

Net Assets (100%)		$420,940,389

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $407,680 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

(b)	Illiquid Security.

(h)	Security in default.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,935,085	$2,551,738	$—	$35,486,823
Consumer Staples	61,669,926	4,234,892	—	65,904,818
Energy	46,089,007	1,441,955	—	47,530,962
Financials	127,445,070	8,859,241	—	136,304,311
Health Care	25,194,451	5,342,827	—	30,537,278
Industrials	11,969,703	8,625,951	—	20,595,654
Information Technology	35,710,677	—	—	35,710,677
Materials	21,832,575	4,897,352	—	26,729,927
Telecommunication Services	1,392,218	—	—	1,392,218
Convertible Bonds
Materials	—	407,680	—	407,680
Short-Term Investments	—	19,492,917	—	19,492,917

Total Assets	$364,238,712	$55,854,553	$—	$420,093,265

Total Liabilities	$—	$—	$—	$—

Total	$364,238,712	$55,854,553	$—	$420,093,265

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Materials
Balance as of 12/31/11	$149,423
Total gains or losses (realized/unrealized) included in earnings	(149,423)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/12	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	(149,423)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Materials	$—	Deemed Worthless	Discount for Lack of Marketability(a)	$0.000 to $1.375
$—

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,990,654
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,076,399

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,191,944
Aggregate gross unrealized depreciation	(18,087,182)

Net unrealized appreciation	$71,104,762

Federal income tax cost of investments	$348,988,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.3%)
BorgWarner, Inc.*	26,610	$2,244,287
Goodyear Tire & Rubber Co.*	59,150	663,663
Johnson Controls, Inc.	164,800	5,352,704

		8,260,654

Automobiles (0.5%)
Ford Motor Co.	920,548	11,497,645
Harley-Davidson, Inc.	56,250	2,760,750

		14,258,395

Distributors (0.1%)
Genuine Parts Co.	37,700	2,365,675

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	28,150	1,087,716
DeVry, Inc.	14,580	493,825
H&R Block, Inc.	70,950	1,168,546

		2,750,087

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	109,600	3,515,968
Chipotle Mexican Grill, Inc.*	7,651	3,198,118
Darden Restaurants, Inc.	31,950	1,634,562
International Game Technology	72,000	1,208,880
Marriott International, Inc., Class A	64,927	2,457,487
McDonald’s Corp.	247,900	24,318,990
Starbucks Corp.	180,600	10,093,734
Starwood Hotels & Resorts Worldwide, Inc.	46,500	2,623,065
Wyndham Worldwide Corp.	36,945	1,718,312
Wynn Resorts Ltd.	19,279	2,407,562
Yum! Brands, Inc.	111,580	7,942,264

		61,118,942

Household Durables (0.2%)
D.R. Horton, Inc.	67,350	1,021,699
Harman International Industries, Inc.	17,000	795,770
Leggett & Platt, Inc.	33,650	774,286
Lennar Corp., Class A	38,900	1,057,302
Newell Rubbermaid, Inc.	70,076	1,248,054
PulteGroup, Inc.*	81,507	721,337
Whirlpool Corp.	18,566	1,426,983

		7,045,431

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	88,150	17,851,256
Expedia, Inc.	22,959	767,749
Netflix, Inc.*	13,400	1,541,536
priceline.com, Inc.*	12,106	8,686,055
TripAdvisor, Inc.*	22,959	818,948

		29,665,544

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	28,108	1,032,126
Mattel, Inc.	81,950	2,758,437

		3,790,563

Media (3.2%)
Cablevision Systems Corp. - New York Group, Class A	53,400	783,912
CBS Corp., Class B	158,500	5,374,735
Comcast Corp., Class A	660,050	19,808,100
DIRECTV, Class A*	170,910	8,432,699
Discovery Communications, Inc., Class A*	64,016	3,239,210
Gannett Co., Inc.	57,650	883,774
Interpublic Group of Cos., Inc.	111,626	1,273,653
McGraw-Hill Cos., Inc.	67,300	3,262,031
News Corp., Class A	531,200	10,459,328
Omnicom Group, Inc.	66,800	3,383,420
Scripps Networks Interactive, Inc., Class A	23,561	1,147,185
Time Warner Cable, Inc.	77,297	6,299,706
Time Warner, Inc.	242,400	9,150,600
Viacom, Inc., Class B	133,800	6,350,148
Walt Disney Co.	435,200	19,053,056
Washington Post Co., Class B	1,250	466,963

		99,368,520

Multiline Retail (0.8%)
Big Lots, Inc.*	15,850	681,867
Dollar Tree, Inc.*	28,890	2,729,816
Family Dollar Stores, Inc.	28,450	1,800,316
J.C. Penney Co., Inc.	34,550	1,224,106
Kohl’s Corp.	61,400	3,071,842
Macy’s, Inc.	101,672	4,039,429
Nordstrom, Inc.	39,200	2,184,224
Sears Holdings Corp.*	9,362	620,233
Target Corp.	162,700	9,480,529

		25,832,362

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	20,834	1,033,575
AutoNation, Inc.*	10,839	371,886
AutoZone, Inc.*	6,800	2,528,240
Bed Bath & Beyond, Inc.*	58,150	3,824,525
Best Buy Co., Inc.	71,075	1,683,056
CarMax, Inc.*	54,846	1,900,414
GameStop Corp., Class A	33,513	731,924
Gap, Inc.	83,975	2,195,107
Home Depot, Inc.	373,408	18,786,156
Limited Brands, Inc.	59,607	2,861,136
Lowe’s Cos., Inc.	303,350	9,519,123
O’Reilly Automotive, Inc.*	31,114	2,842,264
Ross Stores, Inc.	56,000	3,253,600
Staples, Inc.	169,425	2,741,296
Tiffany & Co.	30,800	2,129,204
TJX Cos., Inc.	182,700	7,255,017
Urban Outfitters, Inc.*	26,808	780,381

		64,436,904

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	70,750	5,467,560
NIKE, Inc., Class B	89,850	9,743,334
Ralph Lauren Corp.	15,650	2,728,264
VF Corp.	21,100	3,080,178

		21,019,336

Total Consumer Discretionary		339,912,413

Consumer Staples (10.6%)
Beverages (2.4%)
Beam, Inc.	37,650	2,205,161
Brown-Forman Corp., Class B	24,450	2,038,886
Coca-Cola Co.	550,233	40,722,744
Coca-Cola Enterprises, Inc.	75,550	2,160,730
Constellation Brands, Inc., Class A*	42,150	994,318
Dr. Pepper Snapple Group, Inc.	51,925	2,087,904
Molson Coors Brewing Co., Class B	38,100	1,724,025
PepsiCo, Inc.	378,753	25,130,262

		77,064,030

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	104,950	9,529,460
CVS Caremark Corp.	315,245	14,122,976
Kroger Co.	144,600	3,503,658
Safeway, Inc.	64,850	1,310,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	51,379	$293,374
Sysco Corp.	142,900	4,266,994
Walgreen Co.	215,350	7,212,072
Wal-Mart Stores, Inc.	423,118	25,894,822
Whole Foods Market, Inc.	38,750	3,224,000

		69,357,974

Food Products (1.8%)
Archer-Daniels-Midland Co.	161,716	5,119,929
Campbell Soup Co.	43,400	1,469,090
ConAgra Foods, Inc.	100,350	2,635,191
Dean Foods Co.*	44,460	538,411
General Mills, Inc.	155,800	6,146,310
H.J. Heinz Co.	77,600	4,155,480
Hershey Co.	37,100	2,275,343
Hormel Foods Corp.	33,358	984,728
J.M. Smucker Co.	27,747	2,257,496
Kellogg Co.	60,000	3,217,800
Kraft Foods, Inc., Class A	427,931	16,265,657
McCormick & Co., Inc. (Non-Voting)	32,100	1,747,203
Mead Johnson Nutrition Co.	49,300	4,066,264
Sara Lee Corp.	143,100	3,080,943
Tyson Foods, Inc., Class A	70,750	1,354,862

		55,314,707

Household Products (2.1%)
Clorox Co.	31,950	2,196,562
Colgate-Palmolive Co.	117,300	11,469,594
Kimberly-Clark Corp.	95,494	7,056,052
Procter & Gamble Co.	666,505	44,795,801

		65,518,009

Personal Products (0.2%)
Avon Products, Inc.	104,350	2,020,216
Estee Lauder Cos., Inc., Class A	54,100	3,350,954

		5,371,170

Tobacco (1.9%)
Altria Group, Inc.	498,100	15,376,347
Lorillard, Inc.	32,774	4,243,577
Philip Morris International, Inc.	420,800	37,287,088
Reynolds American, Inc.	81,900	3,393,936

		60,300,948

Total Consumer Staples		332,926,838

Energy (11.1%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	105,757	4,435,449
Cameron International Corp.*	59,424	3,139,370
Diamond Offshore Drilling, Inc.	16,847	1,124,537
FMC Technologies, Inc.*	57,660	2,907,217
Halliburton Co.	222,850	7,396,391
Helmerich & Payne, Inc.	25,919	1,398,330
Nabors Industries Ltd.*	69,600	1,217,304
National Oilwell Varco, Inc.	102,697	8,161,331
Noble Corp.*	61,080	2,288,668
Rowan Cos., Inc.*	30,200	994,486
Schlumberger Ltd.	325,138	22,736,900

		55,799,983

Oil, Gas & Consumable Fuels (9.3%)
Alpha Natural Resources, Inc.*	53,196	809,111
Anadarko Petroleum Corp.	120,594	9,447,334
Apache Corp.	93,030	9,343,933
Cabot Oil & Gas Corp.	50,568	1,576,205
Chesapeake Energy Corp.	159,700	3,700,249
Chevron Corp.	482,434	51,736,222
ConocoPhillips	321,684	24,451,201
Consol Energy, Inc.	54,900	1,872,090
Denbury Resources, Inc.*	96,152	1,752,851
Devon Energy Corp.	97,800	6,955,536
El Paso Corp.	186,796	5,519,822
EOG Resources, Inc.	65,100	7,232,610
EQT Corp.	36,167	1,743,611
Exxon Mobil Corp.#	1,153,560	100,048,259
Hess Corp.	72,150	4,253,242
Marathon Oil Corp.	170,414	5,402,124
Marathon Petroleum Corp.	86,357	3,744,440
Murphy Oil Corp.	46,900	2,639,063
Newfield Exploration Co.*	32,100	1,113,228
Noble Energy, Inc.	42,553	4,160,832
Occidental Petroleum Corp.	196,700	18,731,741
Peabody Energy Corp.	65,550	1,898,328
Pioneer Natural Resources Co.	29,629	3,306,300
QEP Resources, Inc.	42,839	1,306,589
Range Resources Corp.	37,869	2,201,704
Southwestern Energy Co.*	84,143	2,574,776
Spectra Energy Corp.	157,456	4,967,737
Sunoco, Inc.	25,800	984,270
Tesoro Corp.*	34,354	922,061
Valero Energy Corp.	135,535	3,492,737
Williams Cos., Inc.	142,700	4,396,587
WPX Energy, Inc.*	47,533	856,069

		293,140,862

Total Energy		348,940,845

Financials (14.7%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	54,757	3,128,267
Bank of New York Mellon Corp.	293,719	7,087,439
BlackRock, Inc.	24,254	4,969,645
Charles Schwab Corp.	261,405	3,756,390
E*TRADE Financial Corp.*	61,490	673,315
Federated Investors, Inc., Class B	22,351	500,886
Franklin Resources, Inc.	35,317	4,380,368
Goldman Sachs Group, Inc.	119,292	14,836,346
Invesco Ltd.	109,251	2,913,724
Legg Mason, Inc.	30,063	839,660
Morgan Stanley	359,513	7,060,835
Northern Trust Corp.	58,400	2,771,080
State Street Corp.	119,120	5,419,960
T. Rowe Price Group, Inc.	61,186	3,995,446

		62,333,361

Commercial Banks (2.8%)
BB&T Corp.	168,850	5,300,201
Comerica, Inc.	48,050	1,554,898
Fifth Third Bancorp	222,717	3,129,174
First Horizon National Corp.	63,796	662,202
Huntington Bancshares, Inc./Ohio	209,288	1,349,908
KeyCorp	230,750	1,961,375
M&T Bank Corp.	30,450	2,645,496
PNC Financial Services Group, Inc.	127,479	8,221,121
Regions Financial Corp.	304,902	2,009,304
SunTrust Banks, Inc.	130,000	3,142,100
U.S. Bancorp	462,295	14,645,506
Wells Fargo & Co.	1,277,453	43,612,245
Zions Bancorp	44,600	957,116

		89,190,646

Consumer Finance (0.9%)
American Express Co.	244,810	14,164,707
Capital One Financial Corp.	134,144	7,477,186
Discover Financial Services	133,071	4,436,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	123,192	$1,941,506

		28,019,986

Diversified Financial Services (3.4%)
Bank of America Corp.	2,599,771	24,879,808
Citigroup, Inc.	708,244	25,886,318
CME Group, Inc.	16,123	4,664,868
IntercontinentalExchange, Inc.*	17,647	2,425,051
JPMorgan Chase & Co.	920,441	42,321,877
Leucadia National Corp.	47,942	1,251,286
Moody’s Corp.	47,276	1,990,320
NASDAQ OMX Group, Inc.*	30,823	798,316
NYSE Euronext	63,421	1,903,264

		106,121,108

Insurance (3.5%)
ACE Ltd.	81,627	5,975,096
Aflac, Inc.	113,100	5,201,469
Allstate Corp.	122,376	4,028,618
American International Group, Inc.*	130,259	4,015,885
Aon Corp.	78,325	3,842,625
Assurant, Inc.	21,180	857,790
Berkshire Hathaway, Inc., Class B*	425,882	34,560,324
Chubb Corp.	67,400	4,658,014
Cincinnati Financial Corp.	39,263	1,354,966
Genworth Financial, Inc., Class A*	118,870	988,998
Hartford Financial Services Group, Inc.	107,900	2,274,532
Lincoln National Corp.	73,028	1,925,018
Loews Corp.	73,897	2,946,273
Marsh & McLennan Cos., Inc.	130,250	4,270,898
MetLife, Inc.	256,199	9,569,033
Principal Financial Group, Inc.	73,900	2,180,789
Progressive Corp.	149,350	3,461,933
Prudential Financial, Inc.	114,300	7,245,477
Torchmark Corp.	24,725	1,232,541
Travelers Cos., Inc.	99,974	5,918,461
Unum Group	70,770	1,732,450
XL Group plc	77,600	1,683,144

		109,924,334

Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	95,242	6,002,151
Apartment Investment & Management Co. (REIT), Class A	29,263	772,836
AvalonBay Communities, Inc. (REIT)	23,044	3,257,270
Boston Properties, Inc. (REIT)	35,800	3,758,642
Equity Residential (REIT)	71,900	4,502,378
HCP, Inc. (REIT)	98,768	3,897,385
Health Care REIT, Inc. (REIT)	50,343	2,766,851
Host Hotels & Resorts, Inc. (REIT)	170,989	2,807,639
Kimco Realty Corp. (REIT)	98,570	1,898,458
Plum Creek Timber Co., Inc. (REIT)	39,050	1,622,918
ProLogis, Inc. (REIT)	110,962	3,996,851
Public Storage (REIT)	34,400	4,753,048
Simon Property Group, Inc. (REIT)	71,205	10,373,144
Ventas, Inc. (REIT)	69,726	3,981,355
Vornado Realty Trust (REIT)	44,705	3,764,161
Weyerhaeuser Co. (REIT)	129,869	2,846,729

		61,001,816

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	78,550	1,567,858

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	127,714	933,590
People’s United Financial, Inc.	87,293	1,155,759

		2,089,349

Total Financials		460,248,458

Health Care (11.3%)
Biotechnology (1.2%)
Amgen, Inc.	192,130	13,062,919
Biogen Idec, Inc.*	58,889	7,418,247
Celgene Corp.*	107,500	8,333,400
Gilead Sciences, Inc.*	181,900	8,885,815

		37,700,381

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	136,600	8,165,948
Becton, Dickinson and Co.	52,100	4,045,565
Boston Scientific Corp.*	358,856	2,145,959
C.R. Bard, Inc.	20,750	2,048,440
CareFusion Corp.*	54,387	1,410,255
Covidien plc	116,896	6,391,873
DENTSPLY International, Inc.	34,230	1,373,650
Edwards Lifesciences Corp.*	27,629	2,009,457
Intuitive Surgical, Inc.*	9,463	5,126,580
Medtronic, Inc.	255,600	10,016,964
St. Jude Medical, Inc.	77,222	3,421,707
Stryker Corp.	78,750	4,369,050
Varian Medical Systems, Inc.*	27,238	1,878,333
Zimmer Holdings, Inc.	43,450	2,792,966

		55,196,747

Health Care Providers & Services (2.1%)
Aetna, Inc.	87,722	4,400,136
AmerisourceBergen Corp.	62,500	2,480,000
Cardinal Health, Inc.	83,675	3,607,229
Cigna Corp.	69,150	3,405,638
Coventry Health Care, Inc.	34,950	1,243,171
DaVita, Inc.*	22,694	2,046,318
Express Scripts, Inc.*	117,800	6,382,404
Humana, Inc.	39,650	3,666,832
Laboratory Corp. of America Holdings*	24,000	2,196,960
McKesson Corp.	59,531	5,225,036
Medco Health Solutions, Inc.*	93,772	6,592,172
Patterson Cos., Inc.	21,200	708,080
Quest Diagnostics, Inc.	38,250	2,338,987
Tenet Healthcare Corp.*	99,300	527,283
UnitedHealth Group, Inc.	258,200	15,218,308
WellPoint, Inc.	84,250	6,217,650

		66,256,204

Health Care Technology (0.1%)
Cerner Corp.*	35,346	2,691,951

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	84,123	3,744,314
Life Technologies Corp.*	43,106	2,104,435
PerkinElmer, Inc.	27,300	755,118
Thermo Fisher Scientific, Inc.	91,600	5,164,408
Waters Corp.*	21,700	2,010,722

		13,778,997

Pharmaceuticals (5.7%)
Abbott Laboratories	377,350	23,127,781
Allergan, Inc.	73,900	7,052,277
Bristol-Myers Squibb Co.	410,473	13,853,464
Eli Lilly and Co.	246,760	9,937,025
Forest Laboratories, Inc.*	64,700	2,244,443
Hospira, Inc.*	39,910	1,492,235
Johnson & Johnson	661,560	43,636,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	738,317	$28,351,373
Mylan, Inc.*	103,250	2,421,212
Perrigo Co.	22,570	2,331,707
Pfizer, Inc.	1,862,094	42,195,050
Watson Pharmaceuticals, Inc.*	30,850	2,068,801

		178,711,866

Total Health Care		354,336,146

Industrials (10.4%)
Aerospace & Defense (2.5%)
Boeing Co.	180,074	13,392,103
General Dynamics Corp.	86,300	6,332,694
Goodrich Corp.	30,350	3,807,104
Honeywell International, Inc.	187,412	11,441,503
L-3 Communications Holdings, Inc.	24,200	1,712,634
Lockheed Martin Corp.	64,308	5,778,717
Northrop Grumman Corp.	63,270	3,864,531
Precision Castparts Corp.	34,950	6,042,855
Raytheon Co.	83,850	4,425,603
Rockwell Collins, Inc.	36,650	2,109,574
Textron, Inc.	67,300	1,872,959
United Technologies Corp.	219,500	18,205,330

		78,985,607

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	39,752	2,603,358
Expeditors International of Washington, Inc.	51,348	2,388,196
FedEx Corp.	76,810	7,063,448
United Parcel Service, Inc., Class B	233,750	18,868,300

		30,923,302

Airlines (0.0%)
Southwest Airlines Co.	188,518	1,553,388

Building Products (0.0%)
Masco Corp.	86,650	1,158,511

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	25,400	765,302
Cintas Corp.	26,650	1,042,548
Iron Mountain, Inc.	44,897	1,293,034
Pitney Bowes, Inc.	48,300	849,114
R.R. Donnelley & Sons Co.	45,400	562,506
Republic Services, Inc.	76,201	2,328,702
Stericycle, Inc.*	20,615	1,724,239
Waste Management, Inc.	111,456	3,896,502

		12,461,947

Construction & Engineering (0.2%)
Fluor Corp.	41,100	2,467,644
Jacobs Engineering Group, Inc.*	31,014	1,376,091
Quanta Services, Inc.*	50,900	1,063,810

		4,907,545

Electrical Equipment (0.5%)
Cooper Industries plc	38,260	2,446,727
Emerson Electric Co.	178,200	9,298,476
Rockwell Automation, Inc.	34,350	2,737,695
Roper Industries, Inc.	23,355	2,315,882

		16,798,780

Industrial Conglomerates (2.6%)
3M Co.	169,800	15,147,858
Danaher Corp.	138,000	7,728,000
General Electric Co.	2,557,383	51,326,677
Tyco International Ltd.	111,936	6,288,564

		80,491,099

Machinery (2.1%)
Caterpillar, Inc.	156,700	16,691,684
Cummins, Inc.	46,700	5,605,868
Deere & Co.	100,300	8,114,270
Dover Corp.	44,900	2,826,006
Eaton Corp.	80,900	4,031,247
Flowserve Corp.	13,497	1,559,038
Illinois Tool Works, Inc.	116,995	6,682,754
Ingersoll-Rand plc	75,615	3,126,680
Joy Global, Inc.	25,500	1,874,250
PACCAR, Inc.	86,750	4,062,503
Pall Corp.	27,850	1,660,696
Parker Hannifin Corp.	36,600	3,094,530
Snap-on, Inc.	14,100	859,677
Stanley Black & Decker, Inc.	40,896	3,147,356
Xylem, Inc.	44,700	1,240,425

		64,576,984

Professional Services (0.1%)
Dun & Bradstreet Corp.	11,756	996,086
Equifax, Inc.	29,350	1,299,031
Robert Half International, Inc.	34,600	1,048,380

		3,343,497

Road & Rail (0.8%)
CSX Corp.	254,300	5,472,536
Norfolk Southern Corp.	81,450	5,361,853
Ryder System, Inc.	12,400	654,720
Union Pacific Corp.	117,000	12,575,160

		24,064,269

Trading Companies & Distributors (0.2%)
Fastenal Co.	71,466	3,866,311
W.W. Grainger, Inc.	14,700	3,157,707

		7,024,018

Total Industrials		326,288,947

Information Technology (20.3%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	1,302,250	27,542,587
F5 Networks, Inc.*	19,300	2,604,728
Harris Corp.	27,984	1,261,519
JDS Uniphase Corp.*	55,450	803,470
Juniper Networks, Inc.*	127,400	2,914,912
Motorola Mobility Holdings, Inc.*	63,787	2,503,002
Motorola Solutions, Inc.	70,614	3,589,310
QUALCOMM, Inc.	407,200	27,697,744

		68,917,272

Computers & Peripherals (5.7%)
Apple, Inc.*	228,430	136,936,932
Dell, Inc.*	369,902	6,140,373
EMC Corp.*	494,100	14,763,708
Hewlett-Packard Co.	481,329	11,470,070
Lexmark International, Inc., Class A	17,350	576,714
NetApp, Inc.*	86,800	3,886,036
SanDisk Corp.*	58,150	2,883,659
Western Digital Corp.*	56,620	2,343,502

		179,000,994

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	40,156	2,400,124
Corning, Inc.	380,692	5,360,143
FLIR Systems, Inc.	37,697	954,111
Jabil Circuit, Inc.	44,350	1,114,072
Molex, Inc.	33,200	933,584
TE Connectivity Ltd.	102,810	3,778,268

		14,540,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	43,458	$1,594,909
eBay, Inc.*	278,250	10,264,643
Google, Inc., Class A*	61,267	39,286,851
VeriSign, Inc.	38,450	1,474,173
Yahoo!, Inc.*	300,397	4,572,042

		57,192,618

IT Services (3.9%)
Accenture plc, Class A	155,300	10,016,850
Automatic Data Processing, Inc.	118,350	6,531,737
Cognizant Technology Solutions Corp., Class A*	73,200	5,632,740
Computer Sciences Corp.	37,500	1,122,750
Fidelity National Information Services, Inc.	58,699	1,944,111
Fiserv, Inc.*	34,150	2,369,668
International Business Machines Corp.	285,501	59,569,784
Mastercard, Inc., Class A	25,850	10,870,959
Paychex, Inc.	78,075	2,419,544
SAIC, Inc.*	66,900	883,080
Teradata Corp.*	40,555	2,763,823
Total System Services, Inc.	39,225	904,921
Visa, Inc., Class A	123,273	14,546,214
Western Union Co.	149,949	2,639,102

		122,215,283

Office Electronics (0.1%)
Xerox Corp.	335,996	2,714,848

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	141,800	1,137,236
Altera Corp.	77,700	3,094,014
Analog Devices, Inc.	72,150	2,914,860
Applied Materials, Inc.	316,200	3,933,528
Broadcom Corp., Class A*	117,450	4,615,785
First Solar, Inc.*	14,200	355,710
Intel Corp.	1,233,480	34,673,123
KLA-Tencor Corp.	40,350	2,195,847
Linear Technology Corp.	55,150	1,858,555
LSI Corp.*	136,500	1,184,820
Microchip Technology, Inc.	46,236	1,719,979
Micron Technology, Inc.*	239,150	1,937,115
Novellus Systems, Inc.*	17,100	853,461
NVIDIA Corp.*	147,850	2,275,411
Teradyne, Inc.*	44,550	752,449
Texas Instruments, Inc.	276,731	9,300,929
Xilinx, Inc.	63,550	2,315,127

		75,117,949

Software (3.7%)
Adobe Systems, Inc.*	118,850	4,077,744
Autodesk, Inc.*	54,950	2,325,484
BMC Software, Inc.*	41,150	1,652,584
CA, Inc.	89,625	2,470,065
Citrix Systems, Inc.*	45,150	3,562,786
Electronic Arts, Inc.*	80,250	1,322,520
Intuit, Inc.	72,000	4,329,360
Microsoft Corp.	1,813,573	58,487,729
Oracle Corp.	953,097	27,792,309
Red Hat, Inc.*	46,710	2,797,462
Salesforce.com, Inc.*	33,018	5,101,611
Symantec Corp.*	178,490	3,337,763

		117,257,417

Total Information Technology		636,956,683

Materials (3.4%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	50,950	4,677,210
Airgas, Inc.	16,559	1,473,254
CF Industries Holdings, Inc.	15,845	2,894,089
Dow Chemical Co.	286,201	9,914,003
E.I. du Pont de Nemours & Co.	223,800	11,839,020
Eastman Chemical Co.	33,300	1,721,277
Ecolab, Inc.	72,741	4,489,575
FMC Corp.	17,030	1,802,796
International Flavors & Fragrances, Inc.	19,600	1,148,560
Monsanto Co.	129,748	10,348,700
Mosaic Co.	72,110	3,986,962
PPG Industries, Inc.	37,400	3,582,920
Praxair, Inc.	72,650	8,328,596
Sherwin-Williams Co.	20,850	2,265,770
Sigma-Aldrich Corp.	29,150	2,129,699

		70,602,431

Construction Materials (0.0%)
Vulcan Materials Co.	31,400	1,341,722

Containers & Packaging (0.1%)
Ball Corp.	39,400	1,689,472
Bemis Co., Inc.	24,850	802,406
Owens-Illinois, Inc.*	39,782	928,512
Sealed Air Corp.	46,434	896,641

		4,317,031

Metals & Mining (0.8%)
Alcoa, Inc.	257,798	2,583,136
Allegheny Technologies, Inc.	25,750	1,060,128
Cliffs Natural Resources, Inc.	34,600	2,396,396
Freeport-McMoRan Copper & Gold, Inc.	229,588	8,733,528
Newmont Mining Corp.	120,400	6,172,908
Nucor Corp.	76,650	3,292,117
Titanium Metals Corp.	19,883	269,613
United States Steel Corp.	34,800	1,022,076

		25,529,902

Paper & Forest Products (0.2%)
International Paper Co.	105,835	3,714,808
MeadWestvaco Corp.	41,359	1,306,531

		5,021,339

Total Materials		106,812,425

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,435,500	44,830,665
CenturyLink, Inc.	149,630	5,783,200
Frontier Communications Corp.	240,990	1,004,928
Verizon Communications, Inc.	685,796	26,217,981
Windstream Corp.	141,086	1,652,117

		79,488,891

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	60,750	3,240,405
MetroPCS Communications, Inc.*	71,050	640,871
Sprint Nextel Corp.*	725,691	2,068,219

		5,949,495

Total Telecommunication Services		85,438,386

Utilities (3.3%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	116,930	4,511,159
Duke Energy Corp.	322,762	6,781,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	78,900	$3,354,039
Entergy Corp.	42,650	2,866,080
Exelon Corp.	206,020	8,078,044
FirstEnergy Corp.	101,332	4,619,726
NextEra Energy, Inc.	102,350	6,251,538
Northeast Utilities	42,824	1,589,627
Pepco Holdings, Inc.	54,955	1,038,100
Pinnacle West Capital Corp.	26,400	1,264,560
PPL Corp.	140,088	3,958,887
Progress Energy, Inc.	71,450	3,794,709
Southern Co.	208,750	9,379,138

		57,486,837

Gas Utilities (0.1%)
AGL Resources, Inc.	28,260	1,108,357
ONEOK, Inc.	24,957	2,037,989

		3,146,346

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	156,100	2,040,227
NRG Energy, Inc.*	55,668	872,318

		2,912,545

Multi-Utilities (1.3%)
Ameren Corp.	58,650	1,910,817
CenterPoint Energy, Inc.	103,150	2,034,118
CMS Energy Corp.	61,000	1,342,000
Consolidated Edison, Inc.	70,950	4,144,899
Dominion Resources, Inc.	137,946	7,064,215
DTE Energy Co.	40,950	2,253,478
Integrys Energy Group, Inc.	18,824	997,484
NiSource, Inc.	68,059	1,657,236
PG&E Corp.	98,300	4,267,203
Public Service Enterprise Group, Inc.	122,500	3,749,725
SCANA Corp.	27,911	1,273,021
Sempra Energy	58,022	3,478,999
TECO Energy, Inc.	52,200	916,110
Wisconsin Energy Corp.	56,004	1,970,221
Xcel Energy, Inc.	117,445	3,108,769

		40,168,295

Total Utilities		103,714,023

Total Investments (98.6%) (Cost $2,438,269,505)		3,095,575,164
Other Assets Less Liabilities (1.4%)		44,552,754

Net Assets (100%)		$3,140,127,918

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,351,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	231	June-12	$15,975,383	$16,206,960	$231,577

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$339,912,413	$—	$—	$339,912,413
Consumer Staples	330,887,952	2,038,886	—	332,926,838
Energy	348,940,845	—	—	348,940,845
Financials	460,248,458	—	—	460,248,458
Health Care	354,336,146	—	—	354,336,146
Industrials	326,288,947	—	—	326,288,947
Information Technology	636,956,683	—	—	636,956,683
Materials	106,812,425	—	—	106,812,425
Telecommunication Services	85,438,386	—	—	85,438,386
Utilities	103,714,023	—	—	103,714,023
Futures	231,577	—	—	231,577

Total Assets	$3,093,767,855	$2,038,886	$—	$3,095,806,741

Total Liabilities	$—	$—	$—	$—

Total	$3,093,767,855	$2,038,886	$—	$3,095,806,741

(a)	A Security with a market value of $2,038,886 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	6,612	574
Purchases	—	—
Sales	(6,612)	(574)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,786,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,660,588
As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,027,186,681
Aggregate gross unrealized depreciation	(427,653,504)

Net unrealized appreciation	$599,533,177

Federal income tax cost of investments	$2,496,041,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.*	86,100	$2,056,068
BorgWarner, Inc.*	46,642	3,933,786
Delphi Automotive plc*	7,489	236,652
Gentex Corp.	22,627	554,362
Goodyear Tire & Rubber Co.*	38,726	434,506
Johnson Controls, Inc.	27,186	883,001
Visteon Corp.*	445	23,585

		8,121,960

Automobiles (0.6%)
Ford Motor Co.	331,197	4,136,650
Harley-Davidson, Inc.	37,459	1,838,488
Tesla Motors, Inc.*	117,029	4,358,160

		10,333,298

Distributors (0.1%)
Genuine Parts Co.	6,820	427,955
LKQ Corp.*	23,121	720,682

		1,148,637

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	17,623	680,953
DeVry, Inc.	8,835	299,241
H&R Block, Inc.	28,491	469,247
ITT Educational Services, Inc.*	3,923	259,467
Weight Watchers International, Inc.	4,580	353,530

		2,062,438

Hotels, Restaurants & Leisure (3.5%)
Bally Technologies, Inc.*	6,341	296,442
Brinker International, Inc.	11,765	324,126
Chipotle Mexican Grill, Inc.*	11,329	4,735,522
Choice Hotels International, Inc.	378	14,115
Darden Restaurants, Inc.	20,355	1,041,362
Dunkin’ Brands Group, Inc.	3,501	105,415
Hyatt Hotels Corp., Class A*	358	15,294
International Game Technology	24,471	410,868
Las Vegas Sands Corp.	200,535	11,544,800
Marriott International, Inc., Class A	41,082	1,554,954
Marriott Vacations Worldwide Corp.*	4,099	116,862
McDonald’s Corp.	164,419	16,129,504
MGM Resorts International*	12,307	167,621
Panera Bread Co., Class A*	4,600	740,232
Royal Caribbean Cruises Ltd.	11,901	350,246
Starbucks Corp.	268,885	15,027,983
Starwood Hotels & Resorts Worldwide, Inc.	30,929	1,744,705
Wynn Resorts Ltd.	10,116	1,263,286
Yum! Brands, Inc.	73,775	5,251,304

		60,834,641

Household Durables (0.1%)
Garmin Ltd.	1,157	54,321
Harman International Industries, Inc.	7,290	341,245
Leggett & Platt, Inc.	16,957	390,181
Tempur-Pedic International, Inc.*	10,112	853,756
Tupperware Brands Corp.	9,089	577,151

		2,216,654

Internet & Catalog Retail (2.3%)
Amazon.com, Inc.*	134,693	27,276,679
Expedia, Inc.	9,023	301,729
Groupon, Inc.*	5,124	94,179
HomeAway, Inc.*	843	21,387
Netflix, Inc.*	8,767	1,008,556
priceline.com, Inc.*	15,167	10,882,323
TripAdvisor, Inc.*	9,023	321,850

		39,906,703

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	18,269	670,838
Mattel, Inc.	40,901	1,376,727
Polaris Industries, Inc.	10,265	740,620

		2,788,185

Media (2.5%)
AMC Networks, Inc., Class A*	8,623	384,844
Cablevision Systems Corp. - New York Group, Class A	34,461	505,887
CBS Corp., Class B	16,447	557,718
Charter Communications, Inc., Class A*	8,060	511,407
Comcast Corp., Class A	402,845	12,089,378
DIRECTV, Class A*	111,810	5,516,705
Discovery Communications, Inc., Class A*	41,860	2,118,116
DISH Network Corp., Class A	23,825	784,557
Interpublic Group of Cos., Inc.	27,348	312,041
John Wiley & Sons, Inc., Class A	7,359	350,215
Lamar Advertising Co., Class A*	2,748	89,063
Liberty Global, Inc., Class A*	43,935	2,200,265
McGraw-Hill Cos., Inc.	36,257	1,757,377
Morningstar, Inc.	3,853	242,932
Omnicom Group, Inc.	44,561	2,257,015
Pandora Media, Inc.*	1,451	14,815
Regal Entertainment Group, Class A	4,256	57,881
Scripps Networks Interactive, Inc., Class A	14,071	685,117
Sirius XM Radio, Inc.*	624,957	1,443,651
Thomson Reuters Corp.	28,126	812,841
Time Warner Cable, Inc.	50,562	4,120,803
Viacom, Inc., Class B	87,495	4,152,513
Virgin Media, Inc.	44,216	1,104,516

		42,069,657

Multiline Retail (0.4%)
Big Lots, Inc.*	3,553	152,850
Dollar General Corp.*	15,698	725,247
Dollar Tree, Inc.*	18,328	1,731,813
Family Dollar Stores, Inc.	19,368	1,225,607
Kohl’s Corp.	33,958	1,698,919
Macy’s, Inc.	8,344	331,507
Nordstrom, Inc.	24,411	1,360,181
Target Corp.	5,770	336,218

		7,562,342

Specialty Retail (2.4%)
Aaron’s, Inc.	8,731	226,133
Abercrombie & Fitch Co., Class A	11,974	594,030
Advance Auto Parts, Inc.	11,680	1,034,498
AutoNation, Inc.*	2,698	92,568
AutoZone, Inc.*	4,005	1,489,059
Bed Bath & Beyond, Inc.*	39,490	2,597,257
CarMax, Inc.*	5,887	203,985
Chico’s FAS, Inc.	18,539	279,939
Dick’s Sporting Goods, Inc.	14,937	718,171
DSW, Inc., Class A	3,477	190,435
Guess?, Inc.	10,239	319,969
Home Depot, Inc.	333,002	16,753,331
Limited Brands, Inc.	39,537	1,897,776
O’Reilly Automotive, Inc.*	20,326	1,856,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PetSmart, Inc.	17,957	$1,027,499
Ross Stores, Inc.	37,253	2,164,399
Sally Beauty Holdings, Inc.*	13,899	344,695
Tiffany & Co.	20,227	1,398,292
TJX Cos., Inc.	122,364	4,859,074
Tractor Supply Co.	11,443	1,036,278
Ulta Salon Cosmetics & Fragrance, Inc.	7,195	668,344
Urban Outfitters, Inc.*	17,206	500,867
Williams-Sonoma, Inc.	8,641	323,865

		40,577,244

Textiles, Apparel & Luxury Goods (1.5%)
Coach, Inc.	114,516	8,849,796
Deckers Outdoor Corp.*	6,132	386,623
Fossil, Inc.*	8,292	1,094,378
Hanesbrands, Inc.*	15,322	452,612
Michael Kors Holdings Ltd.*	80,339	3,742,994
NIKE, Inc., Class B	56,575	6,134,993
PVH Corp.	1,406	125,598
Ralph Lauren Corp.	9,956	1,735,630
Under Armour, Inc., Class A*	27,075	2,545,050

		25,067,674

Total Consumer Discretionary		242,689,433

Consumer Staples (10.3%)
Beverages (3.5%)
Brown-Forman Corp., Class B	13,846	1,154,618
Coca-Cola Co.	497,165	36,795,181
Coca-Cola Enterprises, Inc.	36,719	1,050,163
Dr. Pepper Snapple Group, Inc.	35,056	1,409,602
Monster Beverage Corp.*	22,174	1,376,784
PepsiCo, Inc.	282,077	18,715,809

		60,502,157

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	156,527	14,212,652
Kroger Co.	67,810	1,643,036
Sysco Corp.	92,491	2,761,781
Walgreen Co.	136,938	4,586,054
Wal-Mart Stores, Inc.	213,707	13,078,869
Whole Foods Market, Inc.	89,111	7,414,035

		43,696,427

Food Products (1.0%)
Bunge Ltd.	6,009	411,256
Campbell Soup Co.	21,280	720,328
ConAgra Foods, Inc.	8,143	213,835
Corn Products International, Inc.	9,786	564,163
Flowers Foods, Inc.	17,668	359,897
General Mills, Inc.	76,304	3,010,193
Green Mountain Coffee Roasters, Inc.*	72,687	3,404,659
H.J. Heinz Co.	29,801	1,595,844
Hershey Co.	17,956	1,101,241
Hormel Foods Corp.	11,517	339,982
Kellogg Co.	36,467	1,955,725
McCormick & Co., Inc. (Non-Voting)	14,360	781,615
Mead Johnson Nutrition Co.	5,935	489,519
Sara Lee Corp.	76,911	1,655,894

		16,604,151

Household Products (1.0%)
Church & Dwight Co., Inc.	13,122	645,471
Clorox Co.	1,222	84,012
Colgate-Palmolive Co.	69,881	6,832,964
Kimberly-Clark Corp.	54,529	4,029,148
Procter & Gamble Co.	72,989	4,905,591

		16,497,186

Personal Products (0.4%)
Avon Products, Inc.	68,128	1,318,958
Estee Lauder Cos., Inc., Class A	35,771	2,215,656
Herbalife Ltd.	56,097	3,860,595

		7,395,209

Tobacco (1.8%)
Altria Group, Inc.	247,469	7,639,368
Philip Morris International, Inc.	255,042	22,599,272
Reynolds American, Inc.	16,201	671,369

		30,910,009

Total Consumer Staples		175,605,139

Energy (9.4%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	2,560	114,918
Baker Hughes, Inc.	27,434	1,150,582
Cameron International Corp.*	28,633	1,512,681
CARBO Ceramics, Inc.	3,030	319,514
Core Laboratories N.V.	7,226	950,725
Diamond Offshore Drilling, Inc.	5,133	342,628
Dresser-Rand Group, Inc.*	11,921	553,015
FMC Technologies, Inc.*	38,097	1,920,851
Halliburton Co.	144,992	4,812,285
Helmerich & Payne, Inc.	13,996	755,084
McDermott International, Inc.*	32,572	417,247
National Oilwell Varco, Inc.	69,900	5,554,953
Noble Corp.*	91,900	3,443,493
Oceaneering International, Inc.	17,194	926,585
Oil States International, Inc.*	6,836	533,618
Patterson-UTI Energy, Inc.	2,713	46,908
Rowan Cos., Inc.*	3,325	109,492
RPC, Inc.	10,166	107,856
Schlumberger Ltd.	305,726	21,379,419
Superior Energy Services, Inc.*	24,417	643,632
Tidewater, Inc.	526	28,415

		45,623,901

Oil, Gas & Consumable Fuels (6.7%)
Alpha Natural Resources, Inc.*	164,549	2,502,790
Anadarko Petroleum Corp.	123,076	9,641,774
Apache Corp.	17,507	1,758,403
Arch Coal, Inc.	3,542	37,935
Cabot Oil & Gas Corp.	33,080	1,031,104
Chevron Corp.	18,164	1,947,907
Cimarex Energy Co.	3,595	271,315
Cobalt International Energy, Inc.*	17,482	524,984
Concho Resources, Inc.*	16,389	1,672,989
Consol Energy, Inc.	35,885	1,223,678
Continental Resources, Inc.*	6,640	569,845
Denbury Resources, Inc.*	53,031	966,755
El Paso Corp.	114,637	3,387,523
EOG Resources, Inc.	42,535	4,725,638
EQT Corp.	8,357	402,891
EXCO Resources, Inc.	21,566	142,983
Exxon Mobil Corp.	713,287	61,863,381
Forest Oil Corp.*	14,096	170,844
HollyFrontier Corp.	30,244	972,345
Kinder Morgan, Inc.	18,501	715,064
Kosmos Energy Ltd.*	4,375	57,925
Laredo Petroleum Holdings, Inc.*	2,014	47,208
Murphy Oil Corp.	4,677	263,175
Newfield Exploration Co.*	12,313	427,015
Noble Energy, Inc.	5,627	550,208
Occidental Petroleum Corp.	37,089	3,531,985
Peabody Energy Corp.	42,931	1,243,282
Pioneer Natural Resources Co.	15,839	1,767,474
QEP Resources, Inc.	21,993	670,786
Quicksilver Resources, Inc.*	1,295	6,527
Range Resources Corp.	127,481	7,411,745
SandRidge Energy, Inc.*	65,079	509,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SM Energy Co.	8,153	$576,988
Southwestern Energy Co.*	55,150	1,687,590
Ultra Petroleum Corp.*	24,228	548,280
Whiting Petroleum Corp.*	18,590	1,009,437

		114,839,342

Total Energy		160,463,243

Financials (4.3%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	5,894	659,008
BlackRock, Inc.	6,691	1,370,986
Charles Schwab Corp.	166,024	2,385,765
Eaton Vance Corp.	18,836	538,333
Federated Investors, Inc., Class B	11,569	259,261
Franklin Resources, Inc.	22,966	2,848,473
Goldman Sachs Group, Inc.	50,800	6,317,996
Greenhill & Co., Inc.	4,689	204,628
Jefferies Group, Inc.	260,600	4,909,704
Lazard Ltd., Class A	17,589	502,342
LPL Investment Holdings, Inc.*	4,564	173,158
SEI Investments Co.	23,129	478,539
T. Rowe Price Group, Inc.	41,174	2,688,662
TD Ameritrade Holding Corp.	34,704	685,057
Waddell & Reed Financial, Inc., Class A	13,707	444,244

		24,466,156

Commercial Banks (0.5%)
Wells Fargo & Co.	266,591	9,101,417

Consumer Finance (0.4%)
American Express Co.	100,730	5,828,238
Discover Financial Services	8,535	284,557
Green Dot Corp., Class A*	2,957	78,419

		6,191,214

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	8,329	236,710
IntercontinentalExchange, Inc.*	11,658	1,602,042
Moody’s Corp.	31,568	1,329,013
MSCI, Inc., Class A*	19,044	701,010
NASDAQ OMX Group, Inc.*	2,387	61,823
NYSE Euronext	12,847	385,539

		4,316,137

Insurance (0.0%)
Erie Indemnity Co., Class A	4,371	340,675
Validus Holdings Ltd.	1,685	52,151

		392,826

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	141,942	8,945,185
Apartment Investment & Management Co. (REIT), Class A	12,804	338,154
Boston Properties, Inc. (REIT)	18,949	1,989,455
Camden Property Trust (REIT)	9,012	592,539
Corporate Office Properties Trust/Maryland (REIT)	3,541	82,187
Digital Realty Trust, Inc. (REIT)	16,998	1,257,342
Equity Residential (REIT)	3,399	212,845
Essex Property Trust, Inc. (REIT)	3,077	466,196
Federal Realty Investment Trust (REIT)	7,457	721,763
Macerich Co. (REIT)	7,442	429,775
Plum Creek Timber Co., Inc. (REIT)	15,486	643,598
Public Storage (REIT)	20,969	2,897,287
Rayonier, Inc. (REIT)	19,278	849,967
Simon Property Group, Inc. (REIT)	37,981	5,533,072
UDR, Inc. (REIT)	2,629	70,221
Ventas, Inc. (REIT)	24,367	1,391,356
Vornado Realty Trust (REIT)	3,203	269,693
Weyerhaeuser Co. (REIT)	24,774	543,046

		27,233,681

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	46,296	924,068
Jones Lang LaSalle, Inc.	5,281	439,960

		1,364,028

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,567	55,315
People’s United Financial, Inc.	11,155	147,692

		203,007

Total Financials		73,268,466

Health Care (10.3%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	29,141	2,706,033
Amylin Pharmaceuticals, Inc.*	22,847	570,261
Biogen Idec, Inc.*	96,289	12,129,525
BioMarin Pharmaceutical, Inc.*	17,588	602,389
Celgene Corp.*	140,036	10,855,591
Dendreon Corp.*	24,348	259,428
Gilead Sciences, Inc.*	177,020	8,647,427
Human Genome Sciences, Inc.*	29,961	246,879
Myriad Genetics, Inc.*	13,548	320,546
Regeneron Pharmaceuticals, Inc.*	11,556	1,347,661
United Therapeutics Corp.*	7,573	356,915
Vertex Pharmaceuticals, Inc.*	28,871	1,184,000

		39,226,655

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	81,343	4,862,685
Becton, Dickinson and Co.	34,676	2,692,591
C.R. Bard, Inc.	13,565	1,339,137
CareFusion Corp.*	11,051	286,552
Cooper Cos., Inc.	1,973	161,214
Covidien plc	41,962	2,294,482
DENTSPLY International, Inc.	9,074	364,140
Edwards Lifesciences Corp.*	18,161	1,320,850
Gen-Probe, Inc.*	7,133	473,703
Hill-Rom Holdings, Inc.	9,043	302,127
IDEXX Laboratories, Inc.*	9,088	794,746
Intuitive Surgical, Inc.*	11,035	5,978,211
Medtronic, Inc.	146,350	5,735,456
ResMed, Inc.*	22,850	706,293
Sirona Dental Systems, Inc.*	8,852	456,232
St. Jude Medical, Inc.	52,127	2,309,747
Stryker Corp.	72,023	3,995,836
Thoratec Corp.*	9,041	304,772
Varian Medical Systems, Inc.*	18,559	1,279,829

		35,658,603

Health Care Providers & Services (2.3%)
AMERIGROUP Corp.*	4,615	310,497
AmerisourceBergen Corp.	167,920	6,663,066
Brookdale Senior Living, Inc.*	13,390	250,661
Cardinal Health, Inc.	113,560	4,895,572
Catalyst Health Solutions, Inc.*	6,764	431,070
DaVita, Inc.*	15,124	1,363,731
Express Scripts, Inc.*	77,354	4,191,040
HCA Holdings, Inc.	10,812	267,489
Health Management Associates, Inc., Class A*	40,004	268,827
Henry Schein, Inc.*	7,743	585,990
Laboratory Corp. of America Holdings*	15,869	1,452,648
Lincare Holdings, Inc.	14,048	363,562
McKesson Corp.	39,943	3,505,797
Medco Health Solutions, Inc.*	181,349	12,748,835
MEDNAX, Inc.*	7,636	567,889
Patterson Cos., Inc.	5,878	196,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	22,876	$1,398,868
Tenet Healthcare Corp.*	3,759	19,960
Universal Health Services, Inc., Class B	14,330	600,570

		40,082,397

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	24,330	403,878
Cerner Corp.*	141,136	10,748,918
SXC Health Solutions Corp.*	9,814	735,657

		11,888,453

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	55,163	2,455,305
Bruker Corp.*	13,387	204,955
Charles River Laboratories International, Inc.*	7,748	279,625
Covance, Inc.*	9,626	458,486
Illumina, Inc.*	19,526	1,027,263
Life Technologies Corp.*	2,457	119,951
Mettler-Toledo International, Inc.*	5,092	940,747
Techne Corp.	5,894	413,169
Waters Corp.*	14,513	1,344,775

		7,244,276

Pharmaceuticals (2.5%)
Abbott Laboratories	231,274	14,174,783
Allergan, Inc.	48,293	4,608,601
Eli Lilly and Co.	53,633	2,159,801
Endo Pharmaceuticals Holdings, Inc.*	18,472	715,421
Hospira, Inc.*	22,308	834,096
Johnson & Johnson	88,612	5,844,848
Mylan, Inc.*	62,952	1,476,224
Perrigo Co.	13,143	1,357,803
Pfizer, Inc.	261,900	5,934,654
Valeant Pharmaceuticals International, Inc.*	77,300	4,150,237
Warner Chilcott plc, Class A*	24,559	412,837
Watson Pharmaceuticals, Inc.*	18,888	1,266,629

		42,935,934

Total Health Care		177,036,318

Industrials (12.7%)
Aerospace & Defense (4.1%)
Alliant Techsystems, Inc.	350	17,542
BE Aerospace, Inc.*	14,558	676,510
Boeing Co.	361,870	26,912,272
Goodrich Corp.	8,088	1,014,559
Honeywell International, Inc.	124,713	7,613,729
Lockheed Martin Corp.	36,650	3,293,369
Precision Castparts Corp.	59,428	10,275,101
Rockwell Collins, Inc.	23,185	1,334,529
Spirit AeroSystems Holdings, Inc., Class A*	3,820	93,437
Textron, Inc.	2,535	70,549
TransDigm Group, Inc.*	7,919	916,703
United Technologies Corp.	215,805	17,898,867

		70,117,167

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	26,248	1,718,982
Expeditors International of Washington, Inc.	33,634	1,564,317
FedEx Corp.	2,892	265,948
United Parcel Service, Inc., Class B	116,429	9,398,149
UTi Worldwide, Inc.	14,632	252,110

		13,199,506

Airlines (0.1%)
Copa Holdings S.A., Class A	3,993	316,246
Delta Air Lines, Inc.*	80,554	798,290
Southwest Airlines Co.	22,021	181,453
United Continental Holdings, Inc.*	44,721	961,501

		2,257,490

Building Products (0.1%)
Armstrong World Industries, Inc.	331	16,143
Lennox International, Inc.	8,427	339,608
Masco Corp.	56,811	759,563

		1,115,314

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,049	31,606
Copart, Inc.*	17,718	461,908
Covanta Holding Corp.	1,154	18,730
Iron Mountain, Inc.	24,348	701,222
KAR Auction Services, Inc.*	906	14,686
Stericycle, Inc.*	13,594	1,137,002
Waste Connections, Inc.	17,099	556,231

		2,921,385

Construction & Engineering (0.1%)
AECOM Technology Corp.*	8,439	188,780
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,166	395,880
Fluor Corp.	27,631	1,658,965
KBR, Inc.	1,559	55,423

		2,299,048

Electrical Equipment (0.9%)
AMETEK, Inc.	25,467	1,235,404
Babcock & Wilcox Co.*	18,650	480,238
Cooper Industries plc	17,091	1,092,969
Emerson Electric Co.	119,113	6,215,316
General Cable Corp.*	4,280	124,462
GrafTech International Ltd.*	1,078	12,871
Polypore International, Inc.*	6,168	216,867
Rockwell Automation, Inc.	22,877	1,823,297
Roper Industries, Inc.	41,687	4,133,683
Thomas & Betts Corp.*	2,006	144,252

		15,479,359

Industrial Conglomerates (1.6%)
3M Co.	99,427	8,869,883
Carlisle Cos., Inc.	795	39,686
Danaher Corp.	335,921	18,811,576

		27,721,145

Machinery (3.6%)
Caterpillar, Inc.	102,161	10,882,190
Cummins, Inc.	31,091	3,732,164
Deere & Co.	66,510	5,380,659
Donaldson Co., Inc.	24,166	863,451
Dover Corp.	23,018	1,448,753
Eaton Corp.	152,979	7,622,944
Flowserve Corp.	8,048	929,624
Gardner Denver, Inc.	8,287	522,247
Graco, Inc.	9,622	510,543
Harsco Corp.	1,125	26,393
IDEX Corp.	11,782	496,376
Illinois Tool Works, Inc.	66,005	3,770,206
Ingersoll-Rand plc	39,212	1,621,416
Joy Global, Inc.	16,616	1,221,276
Kennametal, Inc.	1,512	67,329
Lincoln Electric Holdings, Inc.	8,226	372,802
Manitowoc Co., Inc.	20,825	288,635
Navistar International Corp.*	5,887	238,129
Nordson Corp.	9,116	496,913
PACCAR, Inc.	139,633	6,539,013
Pall Corp.	18,389	1,096,536
Parker Hannifin Corp.	9,874	834,847
Snap-on, Inc.	1,666	101,576
SPX Corp.	2,209	171,264
Stanley Black & Decker, Inc.	77,200	5,941,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.*	177,594	$3,995,865
Timken Co.	11,675	592,389
Toro Co.	4,931	350,643
Valmont Industries, Inc.	3,590	421,502
WABCO Holdings, Inc.*	10,677	645,745
Wabtec Corp.	7,660	577,334

		61,760,076

Marine (0.0%)
Kirby Corp.*	6,043	397,569

Professional Services (0.4%)
Dun & Bradstreet Corp.	7,834	663,775
Equifax, Inc.	1,033	45,720
IHS, Inc., Class A*	7,831	733,373
Manpower, Inc.	72,200	3,420,114
Nielsen Holdings N.V.*	10,965	330,485
Robert Half International, Inc.	23,272	705,142
Towers Watson & Co., Class A	1,867	123,353
Verisk Analytics, Inc., Class A*	15,862	745,038

		6,767,000

Road & Rail (0.5%)
Con-way, Inc.	834	27,197
CSX Corp.	174,720	3,759,974
Hertz Global Holdings, Inc.*	38,771	583,116
J.B. Hunt Transport Services, Inc.	14,484	787,495
Kansas City Southern*	13,037	934,623
Landstar System, Inc.	7,603	438,845
Union Pacific Corp.	12,661	1,360,804

		7,892,054

Trading Companies & Distributors (0.3%)
Fastenal Co.	46,740	2,528,634
MSC Industrial Direct Co., Inc., Class A	7,031	585,542
W.W. Grainger, Inc.	9,027	1,939,090
WESCO International, Inc.*	3,215	209,971

		5,263,237

Total Industrials		217,190,350

Information Technology (31.4%)
Communications Equipment (2.7%)
Acme Packet, Inc.*	8,449	232,516
Ciena Corp.*	15,014	243,077
F5 Networks, Inc.*	28,761	3,881,585
Harris Corp.	5,079	228,961
JDS Uniphase Corp.*	35,948	520,886
Juniper Networks, Inc.*	84,501	1,933,383
Polycom, Inc.*	28,008	534,113
QUALCOMM, Inc.	568,061	38,639,509
Riverbed Technology, Inc.*	24,335	683,327

		46,897,357

Computers & Peripherals (9.5%)
Apple, Inc.*	226,040	135,504,199
Dell, Inc.*	178,588	2,964,561
EMC Corp.*	398,018	11,892,778
Fusion-io, Inc.*	89,516	2,543,149
NCR Corp.*	19,786	429,554
NetApp, Inc.*	200,814	8,990,443
QLogic Corp.*	12,762	226,653

		162,551,337

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	26,253	1,569,142
Arrow Electronics, Inc.*	2,575	108,073
Dolby Laboratories, Inc., Class A*	8,394	319,475
FLIR Systems, Inc.	25,309	640,571
IPG Photonics Corp.*	4,694	244,323
Jabil Circuit, Inc.	25,230	633,777
National Instruments Corp.	14,348	409,205
Trimble Navigation Ltd.*	19,422	1,056,945

		4,981,511

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	26,917	987,854
eBay, Inc.*	264,301	9,750,064
Equinix, Inc.*	7,422	1,168,594
Google, Inc., Class A*	62,782	40,258,330
LinkedIn Corp., Class A*	1,524	155,433
Rackspace Hosting, Inc.*	89,028	5,144,928
VeriSign, Inc.	25,199	966,129
VistaPrint N.V.*	5,849	226,064
WebMD Health Corp.*	9,338	238,866

		58,896,262

IT Services (5.2%)
Accenture plc, Class A	102,311	6,599,059
Alliance Data Systems Corp.*	8,080	1,017,757
Automatic Data Processing, Inc.	79,178	4,369,834
Booz Allen Hamilton Holding Corp.	1,748	29,768
Broadridge Financial Solutions, Inc.	18,482	441,905
Cognizant Technology Solutions Corp., Class A*	48,203	3,709,221
DST Systems, Inc.	772	41,866
Fiserv, Inc.*	18,219	1,264,216
FleetCor Technologies, Inc.*	2,344	90,877
Gartner, Inc.*	15,424	657,679
Genpact Ltd.*	15,439	251,656
Global Payments, Inc.	12,693	602,537
International Business Machines Corp.	191,932	40,046,612
Lender Processing Services, Inc.	13,677	355,602
Mastercard, Inc., Class A	16,998	7,148,339
NeuStar, Inc., Class A*	11,657	434,223
Paychex, Inc.	47,079	1,458,978
SAIC, Inc.*	14,675	193,710
Teradata Corp.*	26,762	1,823,830
VeriFone Systems, Inc.*	123,868	6,425,033
Visa, Inc., Class A	79,558	9,387,844
Western Union Co.	100,236	1,764,154

		88,114,700

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	8,634	355,548

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	97,510	782,030
Altera Corp.	51,079	2,033,966
Analog Devices, Inc.	47,502	1,919,081
Applied Materials, Inc.	13,121	163,225
Atmel Corp.*	67,904	669,533
Avago Technologies Ltd.	100,195	3,904,599
Broadcom Corp., Class A*	225,602	8,866,159
Cree, Inc.*	1,021	32,294
Cypress Semiconductor Corp.*	24,493	382,826
First Solar, Inc.*	9,406	235,620
Freescale Semiconductor Holdings I Ltd.*	4,272	65,746
Intersil Corp., Class A	9,890	110,768
KLA-Tencor Corp.	20,554	1,118,549
Lam Research Corp.*	19,718	879,817
Linear Technology Corp.	36,063	1,215,323
LSI Corp.*	27,335	237,268
Marvell Technology Group Ltd.*	398,000	6,260,540
Maxim Integrated Products, Inc.	46,775	1,337,297
MEMC Electronic Materials, Inc.*	21,560	77,832
Microchip Technology, Inc.	30,165	1,122,138
NVIDIA Corp.*	95,191	1,464,990
NXP Semiconductors N.V.*	191,000	5,082,510
ON Semiconductor Corp.*	70,545	635,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PMC-Sierra, Inc.*	1,982	$14,330
Silicon Laboratories, Inc.*	5,953	255,979
Skyworks Solutions, Inc.*	29,962	828,449
Texas Instruments, Inc.	116,824	3,926,455
Xilinx, Inc.	151,319	5,512,551

		49,135,485

Software (7.4%)
Adobe Systems, Inc.*	79,965	2,743,599
ANSYS, Inc.*	14,540	945,391
Ariba, Inc.*	15,319	501,084
Autodesk, Inc.*	36,397	1,540,321
BMC Software, Inc.*	26,025	1,045,164
Cadence Design Systems, Inc.*	42,665	505,154
Check Point Software Technologies Ltd.*	106,700	6,811,728
Citrix Systems, Inc.*	29,800	2,351,518
Compuware Corp.*	25,283	232,351
Electronic Arts, Inc.*	52,647	867,623
FactSet Research Systems, Inc.	7,312	724,180
Fortinet, Inc.*	19,020	525,903
Informatica Corp.*	16,762	886,710
Intuit, Inc.	47,964	2,884,075
MICROS Systems, Inc.*	12,861	711,085
Microsoft Corp.	1,672,432	53,935,932
Nuance Communications, Inc.*	37,727	965,057
Oracle Corp.	608,649	17,748,205
Red Hat, Inc.*	125,869	7,538,294
Rovi Corp.*	17,925	583,459
Salesforce.com, Inc.*	81,819	12,641,854
Solera Holdings, Inc.	11,207	514,289
Symantec Corp.*	119,763	2,239,568
Synopsys, Inc.*	1,602	49,117
TIBCO Software, Inc.*	26,305	802,302
VMware, Inc., Class A*	59,820	6,721,973
Zynga, Inc., Class A*	14,251	187,401

		127,203,337

Total Information Technology		538,135,537

Materials (4.4%)
Chemicals (3.2%)
Air Products and Chemicals, Inc.	33,567	3,081,451
Airgas, Inc.	12,431	1,105,986
Albemarle Corp.	14,528	928,630
Celanese Corp.	151,736	7,007,168
CF Industries Holdings, Inc.	8,648	1,579,557
E.I. du Pont de Nemours & Co.	147,167	7,785,134
Eastman Chemical Co.	22,516	1,163,852
Ecolab, Inc.	47,558	2,935,280
FMC Corp.	11,361	1,202,675
Huntsman Corp.	5,949	83,346
International Flavors & Fragrances, Inc.	12,739	746,505
Intrepid Potash, Inc.*	8,270	201,209
Kronos Worldwide, Inc.	3,445	85,918
LyondellBasell Industries N.V., Class A	3,364	146,839
Monsanto Co.	142,634	11,376,488
Mosaic Co.	43,677	2,414,901
PPG Industries, Inc.	25,069	2,401,610
Praxair, Inc.	48,076	5,511,433
Rockwood Holdings, Inc.*	10,293	536,780
Scotts Miracle-Gro Co., Class A	5,837	316,132
Sherwin-Williams Co.	14,214	1,544,635
Sigma-Aldrich Corp.	19,293	1,409,547
Solutia, Inc.	19,394	541,868
Valspar Corp.	1,927	93,055
W.R. Grace & Co.*	10,457	604,415
Westlake Chemical Corp.	664	43,021

		54,847,435

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,378	289,258

Containers & Packaging (0.2%)
Ball Corp.	24,740	1,060,851
Crown Holdings, Inc.*	24,698	909,627
Packaging Corp. of America	14,632	432,961
Rock-Tenn Co., Class A	10,981	741,877
Silgan Holdings, Inc.	7,819	345,600

		3,490,916

Metals & Mining (1.0%)
AK Steel Holding Corp.	3,507	26,513
Allegheny Technologies, Inc.	16,813	692,191
Allied Nevada Gold Corp.*	14,155	460,462
Carpenter Technology Corp.	6,956	363,312
Cliffs Natural Resources, Inc.	23,122	1,601,430
Compass Minerals International, Inc.	5,194	372,617
Freeport-McMoRan Copper & Gold, Inc.	275,516	10,480,629
Molycorp, Inc.*	8,855	299,565
Reliance Steel & Aluminum Co.	1,716	96,920
Royal Gold, Inc.	9,317	607,655
Schnitzer Steel Industries, Inc., Class A	1,005	40,094
Southern Copper Corp.	27,216	863,019
Steel Dynamics, Inc.	25,178	366,088
Titanium Metals Corp.	7,192	97,523
Walter Energy, Inc.	9,875	584,699

		16,952,717

Paper & Forest Products (0.0%)
International Paper Co.	14,717	516,567

Total Materials		76,096,893

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.8%)
Level 3 Communications, Inc.*	54,522	1,402,851
tw telecom, Inc.*	20,445	453,061
Verizon Communications, Inc.	306,502	11,717,571
Windstream Corp.	51,325	601,016

		14,174,499

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	30,031	68,471
Crown Castle International Corp.*	46,038	2,455,667
MetroPCS Communications, Inc.*	44,042	397,259
NII Holdings, Inc.*	23,630	432,665
SBA Communications Corp., Class A*	17,957	912,395

		4,266,457

Total Telecommunication Services		18,440,956

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,093	622,676

Gas Utilities (0.0%)
National Fuel Gas Co.	1,908	91,813
ONEOK, Inc.	1,270	103,708

		195,521

Water Utilities (0.0%)
Aqua America, Inc.	2,253	50,219

Total Utilities		868,416

Total Investments (98.2%) (Cost $1,131,262,408)		1,679,794,751
Other Assets Less Liabilities (1.8%)		31,552,237

Net Assets (100%)		$1,711,346,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

*	Non-income producing.

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	119	June-12	$6,175,783	$6,546,785	$371,002
S&P 500 E-Mini Index	377	June-12	25,391,356	26,450,320	1,058,964

					$1,429,966

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$242,689,433	$—	$—	$242,689,433
Consumer Staples	174,450,521	1,154,618	—	175,605,139
Energy	160,463,243	—	—	160,463,243
Financials	73,268,466	—	—	73,268,466
Health Care	177,036,318	—	—	177,036,318
Industrials	217,190,350	—	—	217,190,350
Information Technology	537,533,000	—	602,537	538,135,537
Materials	76,096,893	—	—	76,096,893
Telecommunication Services	18,440,956	—	—	18,440,956
Utilities	868,416	—	—	868,416
Futures	1,429,966	—	—	1,429,966

Total Assets	$1,679,467,562	$1,154,618	$602,537	$1,681,224,717

Total Liabilities	$—	$—	$—	$—

Total	$1,679,467,562	$1,154,618	$602,537	$1,681,224,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

(a)	A Security with a market value of $1,154,618 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	1,143
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	601,394
Transfers out of Level 3	—

Balance as of 3/31/12	$602,537

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	1,143

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$602,537	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
	$602,537

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$116,354,405
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$132,738,097

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$565,045,445
Aggregate gross unrealized depreciation	(22,526,893)

Net unrealized appreciation	$542,518,552

Federal income tax cost of investments	$1,137,276,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.2%)
Non-Agency CMO (0.2%)
Banc of America Large Loan, Inc.,
Series 2010-HLTN
1.992%, 11/15/15(l)§	$2,836,528	$2,652,174

Total Asset-Backed and Mortgage-Backed Securities		2,652,174

Convertible Bonds (0.3%)
Financials (0.1%)
Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
4.250%, 8/15/18§	1,000,000	1,011,250

Total Financials		1,011,250

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16	1,375,000	1,295,938
3.750%, 3/15/18	765,000	721,012

Total Materials		2,016,950

Total Convertible Bonds		3,028,200

Corporate Bonds (30.9%)
Consumer Discretionary (4.0%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	150,000	152,365

Automobiles (0.1%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19	1,000,000	1,005,000
Daimler Finance N.A. LLC
6.500%, 11/15/13	69,000	75,126

		1,080,126

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,087,500
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16	800,000	842,000
10.750%, 1/15/17 PIK	1,339,535	1,480,186
ClubCorp Club Operations, Inc.
10.000%, 12/1/18	2,000,000	2,095,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	166,844
MGM Resorts International
6.625%, 7/15/15	2,500,000	2,568,750
Wyndham Worldwide Corp.
4.250%, 3/1/22	50,000	49,250
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	154,505

		8,444,035

Household Durables (0.4%)
KB Home
5.750%, 2/1/14	4,000,000	3,960,000

Media (2.5%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	2,000,000	2,132,500
CBS Corp.
3.375%, 3/1/22	200,000	192,919
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,060,000
7.375%, 6/1/20	2,000,000	2,175,000
6.500%, 4/30/21	1,000,000	1,032,500
Cequel Communications Holdings I LLC
8.625%, 11/15/17§	2,000,000	2,145,000
Clear Channel Communications, Inc.
9.000%, 3/1/21	2,000,000	1,790,000
Term Loan B
3.891%, 11/13/15(l)	4,419,769	3,576,698
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,200,000	1,317,000
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	36,110
Comcast Corp.
5.300%, 1/15/14	150,000	160,979
5.900%, 3/15/16	50,000	57,704
6.500%, 1/15/17	94,000	112,265
5.150%, 3/1/20	150,000	172,018
CSC Holdings LLC
6.750%, 11/15/21§	4,000,000	4,235,000
Cumulus Media Holdings, Inc.
7.500%, 3/1/19	2,000,000	2,024,376
Dex One Corp.
12.000%, 1/29/17 PIK	2,514,084	735,370
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	215,242
3.500%, 3/1/16	300,000	314,833
Discovery Communications LLC
5.050%, 6/1/20	100,000	112,855
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	105,653
4.375%, 4/1/21	350,000	373,207
News America, Inc.
5.300%, 12/15/14	80,000	87,956
8.000%, 10/17/16	100,000	122,903
SuperMedia, Inc.
Term Loan
11.000%, 12/31/15	944,847	512,580
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	275,312
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	265,291
7.500%, 4/1/14	100,000	112,512
8.250%, 4/1/19	170,000	217,427
4.000%, 9/1/21	100,000	102,190
Time Warner, Inc.
4.700%, 1/15/21	250,000	272,801
Viacom, Inc.
3.500%, 4/1/17	68,000	72,484
Visant Corp.
10.000%, 10/1/17	1,900,000	1,762,250
Walt Disney Co.
4.500%, 12/15/13	150,000	159,850

		28,040,785

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	151,125
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	100,000	109,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Nordstrom, Inc.
6.750%, 6/1/14	$250,000	$281,959
Target Corp.
6.000%, 1/15/18	200,000	243,318

		785,652

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,424,500
AutoZone, Inc.
4.000%, 11/15/20	100,000	103,335
Best Buy Co., Inc.
3.750%, 3/15/16	50,000	50,654
Gap, Inc.
5.950%, 4/12/21	50,000	50,392
Home Depot, Inc.
5.400%, 3/1/16	105,000	121,077
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	116,616
Staples, Inc.
9.750%, 1/15/14	200,000	227,115

		2,093,689

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	102,549

Total Consumer Discretionary		44,659,201

Consumer Staples (1.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,787
5.375%, 11/15/14	225,000	249,455
7.750%, 1/15/19	50,000	65,161
5.375%, 1/15/20	250,000	293,762
4.375%, 2/15/21	25,000	27,994
Beam, Inc.
5.375%, 1/15/16	9,000	9,880
Bottling Group LLC
6.950%, 3/15/14	150,000	168,392
Coca-Cola Co.
0.750%, 11/15/13	200,000	200,691
1.800%, 9/1/16	256,000	260,443
3.150%, 11/15/20	100,000	104,397
Diageo Capital plc
5.500%, 9/30/16	213,000	247,912
Diageo Finance B.V.
5.300%, 10/28/15	95,000	108,412
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	52,149
PepsiCo, Inc.
5.000%, 6/1/18	100,000	116,158
7.900%, 11/1/18	144,000	193,000

		2,224,593

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	108,607
CVS Caremark Corp.
5.750%, 6/1/17	250,000	293,444
Kroger Co.
6.150%, 1/15/20	150,000	181,239
Safeway, Inc.
5.000%, 8/15/19	30,000	32,145
3.950%, 8/15/20	100,000	99,105
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,456,750
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	235,179
3.625%, 7/8/20	100,000	107,289
3.250%, 10/25/20	100,000	104,826

		4,618,584

Food Products (0.4%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	157,566
Dean Foods Co.
9.750%, 12/15/18	1,000,000	1,107,500
General Mills, Inc.
5.650%, 2/15/19	100,000	118,818
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14	1,000,000	1,160,000
8.250%, 2/1/20§	800,000	820,000
Kellogg Co.
3.250%, 5/21/18	200,000	210,049
Kraft Foods, Inc.
4.125%, 2/9/16	500,000	543,157
5.375%, 2/10/20	200,000	231,325

		4,348,415

Household Products (0.3%)
Colgate-Palmolive Co.
1.250%, 5/1/14	150,000	152,493
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	61,262
3.625%, 8/1/20	50,000	53,747
Procter & Gamble Co.
4.700%, 2/15/19	350,000	409,139
Reynolds Group Issuer, Inc.
8.250%, 2/15/21§	400,000	376,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer S.A.
7.875%, 8/15/19§	1,200,000	1,287,000
9.875%, 8/15/19§	800,000	816,000

		3,155,641

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	113,000	153,648
9.250%, 8/6/19	200,000	268,355
Lorillard Tobacco Co.
3.500%, 8/4/16	250,000	258,819
Philip Morris International, Inc.
4.875%, 5/16/13	250,000	262,192
5.650%, 5/16/18	63,000	75,389

		1,018,403

Total Consumer Staples		15,365,636

Energy (3.9%)
Energy Equipment & Services (0.3%)
Ensco plc
3.250%, 3/15/16	100,000	104,010
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	1,000,000	965,000
Halliburton Co.
3.250%, 11/15/21	100,000	100,036
SESI LLC
6.875%, 6/1/14	2,000,000	2,010,000
Transocean, Inc.
4.950%, 11/15/15	150,000	160,351
6.375%, 12/15/21	150,000	169,062
Weatherford International Ltd.
5.500%, 2/15/16	75,000	83,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
9.625%, 3/1/19		$100,000	$132,184

			3,723,696

Oil, Gas & Consumable Fuels (3.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16		180,000	207,450
Antero Resources Finance Corp.
9.375%, 12/1/17		1,000,000	1,075,000
7.250%, 8/1/19§		1,000,000	1,020,000
Apache Corp.
5.625%, 1/15/17		150,000	176,139
ATP Oil & Gas Corp.
11.875%, 5/1/15		1,500,000	1,072,500
Canadian Natural Resources Ltd.
5.700%, 5/15/17		100,000	118,444
Cenovus Energy, Inc.
5.700%, 10/15/19		90,000	107,114
Chesapeake Energy Corp.
6.500%, 8/15/17		2,000,000	2,120,000
6.875%, 8/15/18		800,000	816,000
7.250%, 12/15/18		6,000,000	6,360,000
6.775%, 3/15/19		1,500,000	1,485,000
6.875%, 11/15/20		1,300,000	1,335,750
Chevron Corp.
3.950%, 3/3/14		200,000	213,094
ConocoPhillips
4.600%, 1/15/15		250,000	275,710
Consol Energy, Inc.
8.250%, 4/1/20		1,400,000	1,463,000
Devon Energy Corp.
4.000%, 7/15/21		100,000	106,935
Ecopetrol S.A.
7.625%, 7/23/19		50,000	62,000
El Paso Corp.
7.750%, 1/15/32		1,700,000	1,951,243
Enbridge, Inc.
5.600%, 4/1/17		250,000	281,993
EnCana Holdings Finance Corp.
5.800%, 5/1/14		292,000	319,555
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	152,709
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17		1,000,000	1,080,000
Enterprise Products Operating LLC
3.200%, 2/1/16		500,000	524,795
EOG Resources, Inc.
5.625%, 6/1/19		15,000	17,566
4.100%, 2/1/21		100,000	108,205
EQT Corp.
4.875%, 11/15/21		50,000	50,575
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		325,000	386,553
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,700,000	1,831,750
Marathon Petroleum Corp.
5.125%, 3/1/21		50,000	54,190
Nabors Industries, Inc.
6.150%, 2/15/18		290,000	337,594
Noble Energy, Inc.
4.150%, 12/15/21		150,000	151,900
Noble Holding International Ltd.
2.500%, 3/15/17		150,000	149,334
4.625%, 3/1/21		50,000	52,373
Occidental Petroleum Corp.
4.125%, 6/1/16		100,000	110,789
ONEOK Partners LP
8.625%, 3/1/19		100,000	129,716
Pemex Project Funding Master Trust
5.750%, 3/1/18		300,000	337,950
PetroBakken Energy Ltd.
8.625%, 2/1/20§		1,000,000	1,042,500
Petrobras International Finance Co.
7.875%, 3/15/19		200,000	246,461
5.750%, 1/20/20		265,000	292,713
5.375%, 1/27/21		150,000	162,120
Petroleos Mexicanos
4.875%, 1/24/22§		250,000	262,000
Phillips 66
2.950%, 5/1/17§		250,000	253,810
Plains All American Pipeline LP/Plains All American Finance Corp
6.500%, 5/1/18		40,000	48,030
Samson Investment Co.
9.750%, 2/15/20§		2,600,000	2,632,500
SandRidge Energy, Inc.
9.875%, 5/15/16		2,000,000	2,150,000
8.000%, 6/1/18§		3,000,000	3,045,000
8.750%, 1/15/20		750,000	772,500
Shell International Finance B.V.
4.000%, 3/21/14		215,000	229,194
Statoil ASA
3.125%, 8/17/17		250,000	268,007
5.250%, 4/15/19		25,000	29,393
Suncor Energy, Inc.
6.100%, 6/1/18		165,000	198,553
Total Capital S.A.
3.000%, 6/24/15		100,000	103,932
3.125%, 10/2/15		100,000	104,343
TransCanada PipeLines Ltd.
7.125%, 1/15/19		118,000	149,255
3.800%, 10/1/20		100,000	105,714
Valero Energy Corp.
6.125%, 2/1/20		150,000	172,831
W&T Offshore, Inc.
8.500%, 6/15/19		1,600,000	1,688,000
Williams Cos., Inc.
7.875%, 9/1/21		93,000	117,125
Williams Partners LP
5.250%, 3/15/20		100,000	110,434
4.125%, 11/15/20		100,000	101,872

			40,329,213

Total Energy			44,052,909

Financials (6.8%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20		100,000	111,058
Bank of New York Mellon Corp.
5.125%, 8/27/13		63,000	66,952
4.300%, 5/15/14		300,000	321,110
4.150%, 2/1/21		100,000	107,493
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	180,563
Boparan Finance plc
9.750%, 4/30/18§	EUR	900,000	1,242,221
9.875%, 4/30/18§	GBP	1,000,000	1,623,333
Charles Schwab Corp.
4.950%, 6/1/14		$100,000	108,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG/London
4.875%, 5/20/13	$166,000	$172,174
3.250%, 1/11/16	100,000	102,588
6.000%, 9/1/17	150,000	170,310
Goldman Sachs Group, Inc.
5.250%, 10/15/13	313,000	327,411
5.125%, 1/15/15	84,000	89,285
5.350%, 1/15/16	83,000	87,958
3.625%, 2/7/16	85,000	84,890
5.750%, 10/1/16	130,000	139,647
5.625%, 1/15/17	215,000	226,670
6.150%, 4/1/18	600,000	649,079
5.750%, 1/24/22	250,000	254,954
Jefferies Group, Inc.
8.500%, 7/15/19	75,000	84,642
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	150,000	163,575
Morgan Stanley
4.750%, 4/1/14	75,000	75,906
6.000%, 4/28/15	250,000	261,612
3.800%, 4/29/16	100,000	97,447
5.450%, 1/9/17	251,000	255,404
6.625%, 4/1/18	250,000	263,150
7.300%, 5/13/19	200,000	215,208
5.750%, 1/25/21	250,000	248,070
Nomura Holdings, Inc.
5.000%, 3/4/15	75,000	77,962
4.125%, 1/19/16	150,000	153,185
State Street Corp.
2.875%, 3/7/16	50,000	51,782
4.375%, 3/7/21	150,000	164,803

		8,178,846

Commercial Banks (3.1%)
Bank of Montreal
1.750%, 4/29/14	100,000	101,667
Bank of Nova Scotia
3.400%, 1/22/15	250,000	265,012
2.900%, 3/29/16	100,000	105,210
Barclays Bank plc
2.375%, 1/13/14	150,000	151,175
5.200%, 7/10/14	250,000	264,975
6.750%, 5/22/19	225,000	259,268
BB&T Corp.
2.050%, 4/28/14	100,000	101,926
3.200%, 3/15/16	200,000	209,598
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	100,000	99,644
BNP Paribas S.A.
3.600%, 2/23/16	400,000	404,616
CIT Group, Inc.
7.000%, 5/4/15§	6,000,000	6,007,200
7.000%, 5/2/16§	9,000,000	8,966,250
7.000%, 5/2/17§	7,000,000	6,965,000
Credit Suisse AG/New York
5.400%, 1/14/20	250,000	258,525
4.375%, 8/5/20	250,000	261,085
Fifth Third Bancorp
3.625%, 1/25/16	200,000	210,440
HSBC Bank USA/New York
4.625%, 4/1/14	283,000	297,383
HSBC Holdings plc
5.100%, 4/5/21	100,000	107,878
HSBC USA, Inc.
2.375%, 2/13/15	150,000	150,921
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	521,441
KeyCorp
5.100%, 3/24/21	50,000	55,115
KfW
1.375%, 1/13/14	250,000	253,554
3.500%, 3/10/14	408,000	430,637
4.125%, 10/15/14	94,000	101,935
1.000%, 1/12/15	500,000	503,781
4.375%, 7/21/15	478,000	530,656
4.875%, 6/17/19	250,000	295,299
2.750%, 9/8/20	150,000	153,062
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	102,556
5.125%, 2/1/17	123,000	142,566
Lloyds TSB Bank plc
4.875%, 1/21/16	200,000	207,307
6.375%, 1/21/21	100,000	107,764
M&T Bank Corp.
6.875%, 12/29/49§	2,000,000	1,960,000
PNC Funding Corp.
3.625%, 2/8/15	350,000	371,804
5.250%, 11/15/15	57,000	63,364
5.125%, 2/8/20	100,000	112,607
Rabobank Nederland N.V.
3.375%, 1/19/17	250,000	254,757
4.500%, 1/11/21	75,000	77,210
3.875%, 2/8/22	75,000	72,460
Royal Bank of Canada
2.625%, 12/15/15	250,000	260,958
Royal Bank of Scotland Group plc
4.875%, 3/16/15	150,000	155,456
Royal Bank of Scotland plc
3.250%, 1/11/14	100,000	101,144
3.950%, 9/21/15	200,000	202,554
6.125%, 1/11/21	50,000	53,737
SunTrust Banks, Inc.
3.600%, 4/15/16	50,000	51,685
3.500%, 1/20/17	50,000	50,833
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,264
U.S. Bancorp
1.375%, 9/13/13	150,000	151,502
U.S. Bank N.A./Ohio
6.300%, 2/4/14	300,000	328,510
UBS AG/Connecticut
5.875%, 7/15/16	100,000	105,281
4.875%, 8/4/20	250,000	260,155
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	125,312
Wachovia Corp.
5.750%, 6/15/17	100,000	114,851
Wells Fargo & Co.
3.750%, 10/1/14	500,000	528,889
3.676%, 6/15/16(e)	300,000	320,491
2.625%, 12/15/16	250,000	255,374
5.625%, 12/11/17	250,000	289,154
Westpac Banking Corp.
2.100%, 8/2/13	100,000	101,972
3.000%, 8/4/15	150,000	156,019

		35,170,789

Consumer Finance (0.4%)
American Express Co.
4.875%, 7/15/13	458,000	479,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
8.125%, 5/20/19	$185,000	$242,633
American Express Credit Corp.
2.750%, 9/15/15	300,000	311,619
Capital One Financial Corp.
7.375%, 5/23/14	275,000	305,450
2.125%, 7/15/14	125,000	125,960
4.750%, 7/15/21	100,000	105,226
Caterpillar Financial Services Corp.
1.650%, 4/1/14	200,000	203,987
1.375%, 5/20/14	100,000	101,450
7.150%, 2/15/19	135,000	173,889
HSBC Finance Corp.
6.676%, 1/15/21	250,000	267,720
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,110,000
SLM Corp.
5.375%, 5/15/14	125,000	128,750
6.000%, 1/25/17	150,000	155,250
8.450%, 6/15/18	150,000	166,875
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	209,022
2.050%, 1/12/17	250,000	254,327

		4,341,542

Diversified Financial Services (2.1%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	50,000	52,438
Bank of America Corp.
7.375%, 5/15/14	250,000	271,751
4.750%, 8/1/15	75,000	78,409
5.250%, 12/1/15	476,000	494,258
3.750%, 7/12/16	150,000	150,684
6.500%, 8/1/16	250,000	274,448
5.625%, 10/14/16	75,000	79,928
5.650%, 5/1/18	550,000	585,381
7.625%, 6/1/19	250,000	288,460
Bank of America N.A.
5.300%, 3/15/17	106,000	110,856
BP Capital Markets plc
3.125%, 10/1/15	200,000	211,161
3.200%, 3/11/16	100,000	106,235
4.500%, 10/1/20	300,000	330,270
Citigroup, Inc.
5.500%, 10/15/14	350,000	375,553
4.587%, 12/15/15	150,000	157,812
5.300%, 1/7/16	274,000	294,392
5.850%, 8/2/16	58,000	63,140
4.450%, 1/10/17	300,000	313,167
6.125%, 11/21/17	250,000	279,166
8.500%, 5/22/19	250,000	307,427
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	171,020
General Electric Capital Corp.
2.100%, 1/7/14	250,000	254,646
5.900%, 5/13/14	250,000	274,442
4.875%, 3/4/15	65,000	71,377
2.250%, 11/9/15	500,000	513,178
5.400%, 2/15/17	72,000	82,260
5.625%, 9/15/17	391,000	455,523
4.625%, 1/7/21	350,000	373,249
6.375%, 11/15/67(l)	100,000	101,000
John Deere Capital Corp.
1.600%, 3/3/14	100,000	101,930
JPMorgan Chase & Co.
2.050%, 1/24/14	350,000	356,300
4.650%, 6/1/14	250,000	266,184
5.150%, 10/1/15	393,000	427,779
6.000%, 1/15/18	250,000	286,430
4.250%, 10/15/20	200,000	204,557
4.500%, 1/24/22	250,000	258,858
Series 1
7.900%, 4/29/49(l)	9,468,000	10,331,955
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	105,577
5.450%, 4/10/17	82,000	95,230
ORIX Corp.
5.000%, 1/12/16	25,000	26,284
3.750%, 3/9/17	150,000	147,256
Petroplus Finance Ltd.
7.000%, 5/1/17(h)§	3,500,000	1,338,750
Unilever Capital Corp.
2.750%, 2/10/16	100,000	105,931
UPCB Finance III Ltd.
6.625%, 7/1/20§	2,000,000	2,040,000

		23,214,652

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	88,955
2.600%, 11/23/15	250,000	259,580
Aflac, Inc.
2.650%, 2/15/17	150,000	151,747
Allstate Corp.
7.500%, 6/15/13	77,000	83,093
7.450%, 5/16/19	100,000	124,999
6.125%, 5/15/37(l)	20,000	19,750
American International Group, Inc.
5.600%, 10/18/16	80,000	87,502
5.850%, 1/16/18	206,000	225,508
8.250%, 8/15/18	150,000	180,041
Aon plc
3.125%, 5/27/16	100,000	103,313
5.000%, 9/30/20	50,000	54,825
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	108,438
Chubb Corp.
6.375%, 3/29/67(l)	50,000	52,000
CNA Financial Corp.
5.875%, 8/15/20	100,000	106,862
Genworth Financial, Inc.
5.750%, 6/15/14	200,000	207,514
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	159,795
Lincoln National Corp.
8.750%, 7/1/19	100,000	126,951
4.850%, 6/24/21	50,000	53,131
Manulife Financial Corp.
3.400%, 9/17/15	150,000	155,057
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,721
4.800%, 7/15/21	150,000	164,153
MetLife, Inc.
6.750%, 6/1/16	225,000	267,209
4.750%, 2/8/21	100,000	109,698
Principal Life Income Funding Trusts
5.300%, 4/24/13	100,000	104,108
Progressive Corp.
3.750%, 8/23/21	50,000	53,313
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	270,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
7.375%, 6/15/19	$100,000	$123,121
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	76,728

		3,563,630

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	78,522
Boston Properties LP
5.000%, 6/1/15	60,000	65,713
5.625%, 11/15/20	70,000	79,766
Duke Realty LP
5.950%, 2/15/17	250,000	278,328
ERP Operating LP
5.250%, 9/15/14	45,000	48,548
4.625%, 12/15/21	150,000	157,875
HCP, Inc.
6.000%, 1/30/17	45,000	49,955
5.375%, 2/1/21	150,000	161,308
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	50,573
4.700%, 9/15/17	100,000	104,039
Hospitality Properties Trust
6.300%, 6/15/16	55,000	59,654
Simon Property Group LP
6.100%, 5/1/16	160,000	182,964
5.650%, 2/1/20	300,000	342,821

		1,660,066

Real Estate Management & Development (0.0%)
ProLogis LP
6.625%, 5/15/18	100,000	113,570

Total Financials		76,243,095

Health Care (2.6%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	356,717
3.450%, 10/1/20	150,000	150,364
Celgene Corp.
3.950%, 10/15/20	100,000	101,544
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	105,401
Grifols, Inc.
8.250%, 2/1/18	600,000	654,208

		1,368,234

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	96,672
Boston Scientific Corp.
4.500%, 1/15/15	150,000	160,871
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	224,158
Kinetic Concepts, Inc.
7.000%, 5/4/18	1,995,000	2,031,471
Medtronic, Inc.
4.125%, 3/15/21	100,000	109,288

		2,622,460

Health Care Providers & Services (2.0%)
Aetna, Inc.
6.000%, 6/15/16	116,000	134,029
Aristotle Holding, Inc.
4.750%, 11/15/21§	150,000	158,638
Cigna Corp.
4.500%, 3/15/21	150,000	158,051
Express Scripts, Inc.
3.125%, 5/15/16	150,000	155,231
HCA, Inc.
6.500%, 2/15/16	6,000,000	6,405,000
8.500%, 4/15/19	1,000,000	1,108,750
6.500%, 2/15/20	3,400,000	3,557,250
7.500%, 2/15/22	3,200,000	3,392,000
McKesson Corp.
3.250%, 3/1/16	250,000	267,109
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	102,151
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	156,424
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,512,500
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	362,121
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	495,000
WellPoint, Inc.
5.250%, 1/15/16	150,000	167,364

		22,131,618

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	108,046
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	106,851
3.600%, 8/15/21	50,000	52,612

		267,509

Pharmaceuticals (0.2%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	211,000	247,298
5.125%, 4/1/19	50,000	58,671
AstraZeneca plc
5.900%, 9/15/17	63,000	75,706
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	174,351
Eli Lilly and Co.
5.200%, 3/15/17	283,000	330,821
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	223,158
Merck & Co., Inc.
4.750%, 3/1/15	80,000	89,002
Novartis Capital Corp.
4.125%, 2/10/14	200,000	213,037
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	294,071
Pfizer, Inc.
4.650%, 3/1/18	50,000	57,502
6.200%, 3/15/19	100,000	125,058
Sanofi S.A.
1.625%, 3/28/14	100,000	101,949
4.000%, 3/29/21	75,000	81,690
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14	200,000	202,854
Wyeth LLC
5.500%, 2/1/14	291,000	317,163

		2,592,331

Total Health Care		28,982,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (2.8%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	$250,000	$271,718
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,852
3.875%, 7/15/21	100,000	107,991
Goodrich Corp.
3.600%, 2/1/21	100,000	104,328
Honeywell International, Inc.
5.400%, 3/15/16	94,000	108,847
5.300%, 3/1/18	85,000	100,543
L-3 Communications Corp.
3.950%, 11/15/16	250,000	262,993
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	161,927
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	102,577
Raytheon Co.
6.400%, 12/15/18	50,000	61,204
United Technologies Corp.
4.875%, 5/1/15	93,000	104,253
6.125%, 2/1/19	233,000	285,776

		1,723,009

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	71,980
3.125%, 1/15/21	200,000	208,401

		280,381

Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16(h)§	3,300,000	2,945,250
Southwest Airlines Co.
5.750%, 12/15/16	50,000	55,473

		3,000,723

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	91,251

Commercial Services & Supplies (0.3%)
Ceridian Corp.
11.250%, 11/15/15	1,000,000	900,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	53,250
Republic Services, Inc.
5.250%, 11/15/21	100,000	114,030
UR Financing Escrow Corp.
7.625%, 4/15/22§	2,000,000	2,057,500
Waste Management, Inc.
7.375%, 3/11/19	152,000	190,475

		3,315,255

Construction & Engineering (0.3%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,592,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19§	2,000,000	2,080,000
URS Corp.
3.850%, 4/1/17§	150,000	149,509

		3,821,509

Industrial Conglomerates (0.5%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,852
3.900%, 6/23/21	50,000	54,795
General Electric Co.
5.250%, 12/6/17	250,000	287,686
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	100,000	115,100
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16	2,000,000	2,120,000
8.500%, 5/1/18	2,200,000	2,343,000
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	117,928
Tyco International Finance S.A.
4.125%, 10/15/14	150,000	160,398

		5,250,759

Machinery (0.6%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	101,469
Deere & Co.
6.950%, 4/25/14	73,000	82,404
4.375%, 10/16/19	150,000	170,145
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,112,500
Terex Corp.
8.000%, 11/15/17	5,000,000	5,137,500

		6,604,018

Road & Rail (0.7%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	135,850
Canadian National Railway Co.
5.550%, 5/15/18	48,000	56,757
CEVA Group plc
8.375%, 12/1/17§	1,000,000	990,000
11.500%, 4/1/18§	2,900,000	2,813,000
12.750%, 3/31/20§	1,000,000	930,000
CHC Helicopter S.A.
9.250%, 10/15/20§	1,500,000	1,501,875
CSX Corp.
5.500%, 8/1/13	66,000	70,005
7.375%, 2/1/19	100,000	125,501
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	47,694
Ryder System, Inc.
3.500%, 6/1/17	100,000	103,708
Union Pacific Corp.
5.700%, 8/15/18	100,000	119,076
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	518,125

		7,411,591

Total Industrials		31,498,496

Information Technology (3.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	140,684
4.450%, 1/15/20	250,000	282,666
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,379
Nokia Oyj
5.375%, 5/15/19	50,000	49,274

		526,003

Computers & Peripherals (0.1%)
Dell, Inc.
2.100%, 4/1/14	100,000	102,282
2.300%, 9/10/15	200,000	206,936
Hewlett-Packard Co.
6.125%, 3/1/14	250,000	272,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
1.550%, 5/30/14		$100,000	$100,583
3.300%, 12/9/16		300,000	311,227
5.500%, 3/1/18		156,000	177,965

			1,171,480

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§		300,000	319,500

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20		50,000	50,682
Google, Inc.
1.250%, 5/19/14		100,000	101,398
2.125%, 5/19/16		100,000	103,536

			255,616

IT Services (2.1%)
First Data Corp.
9.875%, 9/24/15		106,000	106,397
10.550%, 9/24/15		1,250,000	1,262,500
11.250%, 3/31/16		4,500,000	4,072,500
8.250%, 1/15/21§		3,009,000	2,933,775
12.625%, 1/15/21		4,100,000	4,120,500
8.750%, 1/15/22 PIK§		2,014,000	1,948,545
Term Loan
2.995%, 9/24/14(l)		6,266,879	6,031,380
Fiserv, Inc.
6.800%, 11/20/17		100,000	118,082
4.750%, 6/15/21		100,000	104,254
International Business Machines Corp.
1.250%, 5/12/14		100,000	101,212
5.700%, 9/14/17		350,000	420,030
SRA International, Inc.
6.500%, 7/20/18		1,362,857	1,356,895
11.000%, 10/1/19§		500,000	527,500
Western Union Co.
5.930%, 10/1/16		150,000	172,374

			23,275,944

Office Electronics (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		750,000	814,687
8.500%, 4/1/19		2,500,000	2,656,250
Xerox Corp.
4.250%, 2/15/15		200,000	211,751
4.500%, 5/15/21		150,000	154,061

			3,836,749

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	108,083
Freescale Semiconductor, Inc.
10.125%, 12/15/16		598,000	639,860
9.250%, 4/15/18§		3,300,000	3,605,250
10.750%, 8/1/20		3,852,000	4,299,795
Intel Corp.
3.300%, 10/1/21		100,000	103,268
Texas Instruments, Inc.
0.875%, 5/15/13		100,000	100,358
1.375%, 5/15/14		100,000	101,200

			8,957,814

Software (0.2%)
Lawson Software, Inc.
9.375%, 4/1/19§		400,000	414,000
Microsoft Corp.
2.950%, 6/1/14		85,000	89,238
1.625%, 9/25/15		100,000	102,980
4.000%, 2/8/21		150,000	167,734
Oracle Corp.
3.750%, 7/8/14		135,000	144,256
5.750%, 4/15/18		250,000	302,138
Sophia LP
6.250%, 7/31/18		1,000,000	1,014,750

			2,235,096

Total Information Technology			40,578,202

Materials (1.6%)
Chemicals (0.8%)
Dow Chemical Co.
7.600%, 5/15/14		275,000	311,289
8.550%, 5/15/19		150,000	196,150
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	109,976
6.000%, 7/15/18		250,000	307,785
Ecolab, Inc.
3.000%, 12/8/16		250,000	260,361
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	4,734,635
Kinove German Bondco GmbH
10.000%, 6/15/18§		1,500,000	2,080,572
Lubrizol Corp.
8.875%, 2/1/19		$55,000	74,856
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		200,000	211,939
Praxair, Inc.
3.950%, 6/1/13		250,000	259,983

			8,547,546

Construction Materials (0.3%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	2,808,318

Containers & Packaging (0.1%)
Berry Plastics Corp.
9.750%, 1/15/21		1,000,000	1,092,500

Metals & Mining (0.4%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	109,290
5.400%, 4/15/21		150,000	155,452
Allegheny Technologies, Inc.
5.950%, 1/15/21		100,000	108,027
ArcelorMittal S.A.
3.750%, 3/1/16		300,000	298,992
6.125%, 6/1/18		205,000	215,240
Barrick Gold Corp.
1.750%, 5/30/14		100,000	101,306
2.900%, 5/30/16		100,000	104,006
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	135,897
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	57,054
6.500%, 4/1/19		160,000	198,106
FMG Resources Pty Ltd.
7.000%, 11/1/15§		1,100,000	1,119,250
6.875%, 2/1/18§		1,000,000	995,000
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17		100,000	98,880
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		210,000	218,127
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	231,603
9.000%, 5/1/19		100,000	135,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Teck Resources Ltd.
3.150%, 1/15/17		$50,000	$51,375
4.500%, 1/15/21		100,000	104,750
Vale Overseas Ltd.
6.250%, 1/11/16		150,000	170,227
4.375%, 1/11/22		150,000	151,715

			4,759,719

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	52,564
7.500%, 8/15/21		50,000	62,986
4.750%, 2/15/22		150,000	158,376

			273,926

Total Materials			17,482,009

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.850%, 2/15/14		250,000	268,424
5.100%, 9/15/14		109,000	119,754
2.950%, 5/15/16		50,000	52,794
5.500%, 2/1/18		275,000	323,883
BellSouth Corp.
5.200%, 9/15/14		62,000	67,714
British Telecommunications plc
5.950%, 1/15/18		100,000	115,677
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		96,000	101,069
4.875%, 7/8/14		100,000	107,088
Embarq Corp.
6.738%, 6/1/13		150,000	156,631
7.082%, 6/1/16		100,000	112,575
France Telecom S.A.
4.375%, 7/8/14		100,000	106,650
2.125%, 9/16/15		100,000	102,010
Frontier Communications Corp.
8.250%, 4/15/17		400,000	430,000
8.500%, 4/15/20		700,000	736,750
Qwest Corp.
8.375%, 5/1/16		140,000	163,800
6.750%, 12/1/21		100,000	110,858
Telecom Italia Capital S.A.
5.250%, 10/1/15		368,000	380,757
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		100,000	102,298
6.421%, 6/20/16		299,000	317,926
Verizon Communications, Inc.
1.950%, 3/28/14		200,000	204,664
4.900%, 9/15/15		82,000	91,839
8.750%, 11/1/18		300,000	406,018
Virgin Media Secured Finance plc
6.500%, 1/15/18		100,000	108,295
7.000%, 1/15/18	GBP	700,000	1,198,025

			5,885,499

Wireless Telecommunication Services (0.9%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$200,000	222,748
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		100,000	110,189
8.500%, 11/15/18		100,000	137,470
Cricket Communications, Inc.
7.750%, 10/15/20		2,500,000	2,465,625
Rogers Communications, Inc.
6.800%, 8/15/18		100,000	124,145
Sprint Nextel Corp.
9.000%, 11/15/18§		3,500,000	3,841,250
11.500%, 11/15/21§		2,500,000	2,681,250
Vodafone Group plc
4.150%, 6/10/14		45,000	47,902
2.875%, 3/16/16		50,000	52,326
5.450%, 6/10/19		200,000	232,971

			9,915,876

Total Telecommunication Services			15,801,375

Utilities (2.8%)
Electric Utilities (1.3%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16		122,000	141,120
Cleveland Electric Illuminating Co.
5.700%, 4/1/17		100,000	110,368
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	173,571
3.400%, 9/1/21		100,000	101,902
Consolidated Edison Co. of New York, Inc. Series 05-C
5.375%, 12/15/15		85,000	96,944
Series 08-A
5.850%, 4/1/18		175,000	210,575
Detroit Edison Co.
3.450%, 10/1/20		100,000	104,216
Duke Energy Carolinas LLC
7.000%, 11/15/18		26,000	33,269
Duke Energy Corp.
5.050%, 9/15/19		165,000	187,223
Duke Energy Indiana, Inc.
3.750%, 7/15/20		100,000	105,785
Edison International
3.750%, 9/15/17		100,000	106,000
Entergy Corp.
4.700%, 1/15/17		200,000	208,299
5.125%, 9/15/20		50,000	50,711
Georgia Power Co.
6.000%, 11/1/13		60,000	64,745
3.000%, 4/15/16		250,000	262,693
Hydro Quebec
2.000%, 6/30/16		150,000	153,611
LG&E and KU Energy LLC
3.750%, 11/15/20		100,000	99,583
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		70,000	81,916
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		100,000	120,504
Northern States Power Co.
5.250%, 3/1/18		25,000	29,272
Ohio Power Co.
6.000%, 6/1/16		65,000	74,643
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		265,000	299,515
Pacific Gas & Electric Co.
4.800%, 3/1/14		75,000	80,513
3.500%, 10/1/20		100,000	103,307
Progress Energy, Inc.
4.400%, 1/15/21		100,000	108,809
PSEG Power LLC
5.500%, 12/1/15		325,000	363,035
Southern California Edison Co.
3.875%, 6/1/21		50,000	54,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Southwestern Electric Power Co.
6.450%, 1/15/19	$100,000	$119,211
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	8,500,000	1,912,500
10.500%, 11/1/16 PIK	83,621	18,815
4.741%, 10/10/17(l)	12,593,808	6,981,692
11.500%, 10/1/20§	700,000	455,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
Series B
15.000%, 4/1/21	5,258,000	1,971,750
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	120,728
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,055

		15,156,334

Gas Utilities (0.0%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	91,623
ONEOK, Inc.
4.250%, 2/1/22	150,000	149,083

		240,706

Independent Power Producers & Energy Traders (1.4%)
Calpine Corp.
7.250%, 10/15/17§	1,000,000	1,055,000
7.875%, 7/31/20§	800,000	863,000
7.500%, 2/15/21§	1,000,000	1,055,000
7.875%, 1/15/23§	1,000,000	1,075,000
Dynegy Holdings LLC
7.500%, 6/1/15(h)	2,000,000	1,312,500
8.375%, 5/1/16(h)	2,500,000	1,665,625
7.750%, 6/1/19(h)	3,500,000	2,305,625
Dynegy Power Corp.
9.250%, 8/4/16	3,980,000	4,119,971
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,568,250
Tennessee Valley Authority
5.500%, 7/18/17	500,000	603,710

		15,623,681

Multi-Utilities (0.1%)
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	88,183
8.875%, 1/15/19	163,000	218,771
DTE Energy Co.
6.350%, 6/1/16	60,000	69,313
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,418
Sempra Energy
2.000%, 3/15/14	250,000	253,481
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	112,191

		858,357

Total Utilities		31,879,078

Total Corporate Bonds		346,542,153

Government Securities (16.6%)
Foreign Governments (0.5%)
Canadian Government Bond
2.375%, 9/10/14	285,000	297,664
Export-Import Bank of Korea
5.875%, 1/14/15	300,000	327,060
4.000%, 1/11/17	250,000	260,025
Federative Republic of Brazil
8.000%, 1/15/18	356,000	424,235
5.875%, 1/15/19	355,000	423,110
Japan Finance Corp.
2.500%, 1/21/16	100,000	104,268
2.500%, 5/18/16	200,000	208,514
Korea Development Bank
3.250%, 3/9/16	200,000	202,283
Province of British Columbia
4.300%, 5/30/13	15,000	15,637
Province of New Brunswick
2.750%, 6/15/18	50,000	52,108
Province of Nova Scotia
5.125%, 1/26/17	50,000	57,920
Province of Ontario
4.100%, 6/16/14	590,000	633,040
4.500%, 2/3/15	96,000	105,603
4.750%, 1/19/16	47,000	53,079
Province of Quebec
4.600%, 5/26/15	47,000	52,141
Republic of Colombia
7.375%, 3/18/19	250,000	319,136
Republic of Italy
4.375%, 6/15/13	328,000	335,557
4.500%, 1/21/15	129,000	133,469
4.750%, 1/25/16	49,000	50,646
5.250%, 9/20/16	250,000	260,647
Republic of Peru
7.125%, 3/30/19	260,000	330,591
Republic of Poland
5.000%, 10/19/15	33,000	35,953
6.375%, 7/15/19	150,000	174,750
5.000%, 3/23/22	85,000	89,887
Republic of South Africa
6.500%, 6/2/14	31,000	34,139
United Mexican States
5.625%, 1/15/17	250,000	289,000
5.125%, 1/15/20	300,000	343,650

		5,614,112

Municipal Bonds (0.1%)
State of California
5.250%, 4/1/14	150,000	161,581
7.950%, 3/1/36	755,000	875,204
State of Illinois
5.365%, 3/1/17	150,000	163,421
5.877%, 3/1/19	50,000	54,993

		1,255,199

Supranational (0.5%)
Asian Development Bank
0.875%, 6/10/14	150,000	150,909
2.625%, 2/9/15	360,000	379,374
European Bank for Reconstruction & Development
1.625%, 9/3/15	100,000	102,485
European Investment Bank
4.250%, 7/15/13	200,000	208,995
3.000%, 4/8/14	130,000	135,601
1.500%, 5/15/14	650,000	658,817
4.625%, 5/15/14	123,000	132,707
1.125%, 8/15/14	200,000	201,060
4.625%, 10/20/15	665,000	744,456
2.500%, 5/16/16	100,000	104,589
5.125%, 5/30/17	250,000	292,457
4.000%, 2/16/21	200,000	220,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Inter-American Development Bank
1.375%, 10/18/16	$500,000	$504,170
3.875%, 2/14/20	150,000	169,638
International Bank for Reconstruction & Development
1.750%, 7/15/13	500,000	508,524
2.125%, 3/15/16	500,000	521,056
International Finance Corp.
3.000%, 4/22/14	250,000	262,061
1.125%, 11/23/16	250,000	250,251

		5,547,717

U.S. Government Agencies (2.2%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	211,582
Federal Home Loan Bank
4.000%, 9/6/13	1,400,000	1,473,063
3.625%, 10/18/13	1,010,000	1,060,988
0.375%, 1/29/14	3,000,000	2,998,780
5.250%, 6/5/17	595,000	711,219
Federal Home Loan Mortgage Corp.
0.875%, 10/28/13	1,500,000	1,511,525
4.875%, 11/15/13	1,619,000	1,737,151
0.375%, 11/27/13	1,200,000	1,199,955
4.500%, 1/15/14	500,000	535,303
1.000%, 8/20/14	380,000	384,530
0.625%, 12/29/14	1,800,000	1,801,955
5.125%, 11/17/17	1,390,000	1,666,749
4.875%, 6/13/18	409,000	487,745
Federal National Mortgage Association
1.500%, 6/26/13	1,090,000	1,106,139
1.000%, 9/23/13	500,000	504,833
3.000%, 9/16/14	610,000	644,723
0.500%, 9/19/14	500,000	499,917
4.625%, 10/15/14	251,000	276,834
2.625%, 11/20/14	1,500,000	1,581,345
0.375%, 3/16/15	1,000,000	992,106
4.375%, 10/15/15	400,000	449,688
5.375%, 6/12/17	2,371,000	2,848,920

		24,685,050

U.S. Treasuries (13.3%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	692,953
8.125%, 8/15/19	629,000	914,120
8.500%, 2/15/20	592,000	887,134
U.S. Treasury Notes
1.750%, 4/15/13	4,000,000	4,062,734
1.375%, 5/15/13	5,000,000	5,062,598
0.375%, 7/31/13	6,500,000	6,508,760
0.750%, 8/15/13	4,000,000	4,025,703
0.500%, 10/15/13	1,500,000	1,504,512
0.500%, 11/15/13	1,500,000	1,504,629
0.250%, 11/30/13	2,000,000	1,998,008
1.500%, 12/31/13	1,396,000	1,424,738
1.000%, 1/15/14	3,500,000	3,542,041
0.250%, 1/31/14	7,000,000	6,990,293
1.875%, 4/30/14	6,000,000	6,186,328
2.375%, 8/31/14	49,000	51,276
0.250%, 9/15/14	2,500,000	2,488,574
0.500%, 10/15/14	4,000,000	4,004,531
2.375%, 10/31/14	3,000,000	3,146,367
0.375%, 11/15/14	850,000	847,941
0.250%, 12/15/14	1,700,000	1,689,840
0.250%, 1/15/15	2,000,000	1,987,109
4.000%, 2/15/15	284,000	312,100
2.375%, 2/28/15	1,130,000	1,190,208
0.375%, 3/15/15	1,000,000	996,211
2.500%, 4/30/15	4,000,000	4,236,719
4.125%, 5/15/15	312,000	346,259
1.875%, 6/30/15	800,000	832,750
1.750%, 7/31/15	900,000	933,363
1.250%, 8/31/15	2,400,000	2,451,000
1.250%, 9/30/15	1,500,000	1,530,938
1.250%, 10/31/15	2,400,000	2,448,000
1.375%, 11/30/15	2,000,000	2,048,438
2.125%, 12/31/15	2,500,000	2,630,469
2.000%, 1/31/16	2,600,000	2,723,195
2.125%, 2/29/16	2,800,000	2,947,000
5.125%, 5/15/16	2,500,000	2,936,621
1.500%, 6/30/16	3,500,000	3,592,969
3.250%, 6/30/16	685,000	752,965
4.875%, 8/15/16	372,000	435,531
3.250%, 12/31/16	1,500,000	1,656,797
0.875%, 1/31/17	4,500,000	4,472,754
3.000%, 2/28/17	240,000	262,687
3.250%, 3/31/17	3,050,000	3,377,279
2.500%, 6/30/17	2,500,000	2,674,805
4.750%, 8/15/17	3,900,000	4,631,859
4.250%, 11/15/17	730,000	849,851
2.750%, 12/31/17	2,500,000	2,706,738
2.625%, 1/31/18	1,000,000	1,075,430
2.750%, 2/28/18	2,100,000	2,273,414
2.875%, 3/31/18	1,600,000	1,743,188
1.500%, 8/31/18	1,750,000	1,754,922
1.375%, 9/30/18	1,500,000	1,490,156
1.250%, 1/31/19	3,000,000	2,937,539
3.125%, 5/15/19	900,000	991,230
3.375%, 11/15/19	1,065,000	1,189,139
3.625%, 2/15/20	695,000	788,499
3.500%, 5/15/20	5,000,000	5,625,000
2.625%, 8/15/20	3,100,000	3,268,805
2.625%, 11/15/20	600,000	631,078
3.625%, 2/15/21	3,150,000	3,566,391
3.125%, 5/15/21	3,000,000	3,265,781
2.125%, 8/15/21	1,250,000	1,249,268
2.000%, 11/15/21	3,150,000	3,101,396
2.000%, 2/15/22	500,000	490,430

		148,939,361

Total Government Securities		186,041,439

Total Long-Term Debt Securities (48.0%) (Cost $532,535,196)		538,263,966

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%*	200,000	65,920

Total Consumer Discretionary		65,920

Financials (0.4%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%§	4,046	3,370,697

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
6.750%*†	200,000	190,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
7.625%*†	306,800	$297,596
8.250%(l)*	149,600	206,448
Freddie Mac
8.375%(l)*	288,100	400,459

		1,094,503

Total Financials		4,465,200

Total Preferred Stocks (0.4%) (Cost $24,885,978)		4,531,120

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%	29,500	1,234,575

Total Consumer Discretionary		1,234,575

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Chesapeake Energy Corp.
5.750%§	2,000	2,035,000
SandRidge Energy, Inc.
7.000%*	30,000	3,656,250

Total Energy		5,691,250

Financials (2.4%)
Commercial Banks (0.7%)
Wells Fargo & Co.
7.500%	7,000	7,816,900

Diversified Financial Services (1.2%)
Bank of America Corp.
7.250%	8,210	8,036,769
Citigroup, Inc.
7.500%	50,000	5,176,500

		13,213,269

Insurance (0.2%)
MetLife, Inc.
5.000%	31,000	2,192,320

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%	130,000	3,367,000

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%*	80	232,000

Total Financials		26,821,489

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,312,500

Total Health Care		1,312,500

Materials (0.1%)
Metals & Mining (0.1%)
AngloGold Ashanti Holdings Finance plc
6.000%	20,000	861,200

Total Materials		861,200

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.
8.375%	20,000	1,006,000

Total Utilities		1,006,000

Total Convertible Preferred Stocks (3.3%) (Cost $38,184,004)		36,927,014

COMMON STOCKS:
Consumer Discretionary (3.2%)
Auto Components (0.1%)
BorgWarner, Inc.*	2,094	176,608
Goodyear Tire & Rubber Co.*	4,587	51,466
Johnson Controls, Inc.	13,018	422,825

		650,899

Automobiles (0.1%)
Ford Motor Co.	73,422	917,041
Harley-Davidson, Inc.	4,386	215,265

		1,132,306

Distributors (0.0%)
Genuine Parts Co.	2,977	186,807

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,158	83,385
DeVry, Inc.	1,163	39,391
H&R Block, Inc.	5,602	92,265

		215,041

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	8,654	277,620
Chipotle Mexican Grill, Inc.*	598	249,964
Darden Restaurants, Inc.	2,465	126,109
International Game Technology	5,641	94,712
Marriott International, Inc., Class A	5,127	194,057
McDonald’s Corp.	19,465	1,909,517
Starbucks Corp.	14,489	809,790
Starwood Hotels & Resorts Worldwide, Inc.	3,851	217,235
Wyndham Worldwide Corp.	2,801	130,275
Wynn Resorts Ltd.	1,513	188,944
Yum! Brands, Inc.	8,829	628,448

		4,826,671

Household Durables (0.1%)
D.R. Horton, Inc.	5,305	80,477
Harman International Industries, Inc.	1,315	61,555
Leggett & Platt, Inc.	2,641	60,769
Lennar Corp., Class A	3,034	82,464
Newell Rubbermaid, Inc.	5,486	97,706
PulteGroup, Inc.*	6,347	56,171
Whirlpool Corp.	1,436	110,371

		549,513

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	7,011	1,419,798
Expedia, Inc.	1,832	61,262
Netflix, Inc.*	1,055	121,367
priceline.com, Inc.*	952	683,060
TripAdvisor, Inc.*	1,832	65,347

		2,350,834

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,270	83,354
Mattel, Inc.	6,476	217,982

		301,336

Media (1.4%)
Cablevision Systems Corp. - New York Group, Class A	4,217	61,906
CBS Corp., Class B	12,515	424,384
Charter Communications, Inc., Class A*	60,000	3,807,000
Comcast Corp., Class A	200,930	6,029,909
Dex One Corp.*	115,741	164,352
DIRECTV, Class A*	12,977	640,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Discovery Communications, Inc., Class A*	4,961	$251,027
Gannett Co., Inc.	4,525	69,368
Interpublic Group of Cos., Inc.	8,560	97,670
McGraw-Hill Cos., Inc.	5,334	258,539
News Corp., Class A	41,303	813,256
Omnicom Group, Inc.	5,079	257,251
Scripps Networks Interactive, Inc., Class A	1,832	89,200
Time Warner Cable, Inc.	6,027	491,201
Time Warner, Inc.	18,606	702,377
Viacom, Inc., Class B	10,365	491,923
Walt Disney Co.	34,357	1,504,149
Washington Post Co., Class B	92	34,368

		16,188,165

Multiline Retail (0.2%)
Big Lots, Inc.*	1,268	54,549
Dollar Tree, Inc.*	2,273	214,776
Family Dollar Stores, Inc.	2,265	143,329
J.C. Penney Co., Inc.	2,695	95,484
Kohl’s Corp.	4,847	242,495
Macy’s, Inc.	7,948	315,774
Nordstrom, Inc.	3,088	172,063
Sears Holdings Corp.*	714	47,303
Target Corp.	22,848	1,331,353

		2,617,126

Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	1,647	81,708
AutoNation, Inc.*	916	31,428
AutoZone, Inc.*	523	194,451
Bed Bath & Beyond, Inc.*	4,543	298,793
Best Buy Co., Inc.	5,445	128,938
CarMax, Inc.*	4,335	150,208
GameStop Corp., Class A	2,685	58,640
Gap, Inc.	6,372	166,564
Home Depot, Inc.	29,684	1,493,402
Limited Brands, Inc.	4,716	226,368
Lowe’s Cos., Inc.	23,813	747,252
O’Reilly Automotive, Inc.*	2,454	224,173
Ross Stores, Inc.	4,366	253,665
Staples, Inc.	13,403	216,861
Tiffany & Co.	2,431	168,055
TJX Cos., Inc.	14,424	572,777
Urban Outfitters, Inc.*	2,123	61,800

		5,075,083

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	5,522	426,740
NIKE, Inc., Class B	7,045	763,960
Ralph Lauren Corp.	1,235	215,297
VF Corp.	1,671	243,933

		1,649,930

Total Consumer Discretionary		35,743,711

Consumer Staples (3.0%)
Beverages (1.2%)
Beam, Inc.	3,126	183,090
Brown-Forman Corp., Class B	1,927	160,693
Coca-Cola Co.	43,435	3,214,624
Coca-Cola Enterprises, Inc.	5,763	164,822
Constellation Brands, Inc., Class A*	3,329	78,531
Diageo plc	150,000	3,604,873
Dr. Pepper Snapple Group, Inc.	4,095	164,660
Molson Coors Brewing Co., Class B	3,013	136,338
PepsiCo, Inc.	80,165	5,318,948

		13,026,579

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	8,399	762,629
CVS Caremark Corp.	25,114	1,125,107
Kroger Co.	11,029	267,233
Safeway, Inc.	5,056	102,182
SUPERVALU, Inc.	4,006	22,874
Sysco Corp.	10,965	327,415
Walgreen Co.	16,761	561,326
Wal-Mart Stores, Inc.	33,548	2,053,137
Whole Foods Market, Inc.	3,169	263,661

		5,485,564

Food Products (0.4%)
Archer-Daniels-Midland Co.	12,459	394,452
Campbell Soup Co.	3,446	116,647
ConAgra Foods, Inc.	7,920	207,979
Dean Foods Co.*	3,457	41,864
General Mills, Inc.	12,324	486,182
H.J. Heinz Co.	6,119	327,673
Hershey Co.	2,955	181,230
Hormel Foods Corp.	2,614	77,165
J.M. Smucker Co.	2,176	177,039
Kellogg Co.	4,756	255,064
Kraft Foods, Inc., Class A	34,042	1,293,937
McCormick & Co., Inc. (Non-Voting)	2,551	138,851
Mead Johnson Nutrition Co.	3,888	320,682
Sara Lee Corp.	11,245	242,105
Tyson Foods, Inc., Class A	5,630	107,815

		4,368,685

Household Products (0.5%)
Clorox Co.	2,512	172,700
Colgate-Palmolive Co.	9,203	899,869
Kimberly-Clark Corp.	7,533	556,613
Procter & Gamble Co.	52,879	3,553,998

		5,183,180

Personal Products (0.0%)
Avon Products, Inc.	8,230	159,333
Estee Lauder Cos., Inc., Class A	4,276	264,855

		424,188

Tobacco (0.4%)
Altria Group, Inc.	38,995	1,203,776
Lorillard, Inc.	2,533	327,973
Philip Morris International, Inc.	33,041	2,927,763
Reynolds American, Inc.	6,450	267,288

		4,726,800

Total Consumer Staples		33,214,996

Energy (5.7%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	28,348	1,188,915
Cameron International Corp.*	4,676	247,033
Diamond Offshore Drilling, Inc.	1,312	87,576
FMC Technologies, Inc.*	4,586	231,226
Halliburton Co.	17,881	593,470
Helmerich & Payne, Inc.	2,053	110,759
Nabors Industries Ltd.*	5,518	96,510
National Oilwell Varco, Inc.	8,227	653,800
Noble Corp.*	4,824	180,755
Rowan Cos., Inc.*	2,371	78,077
Schlumberger Ltd.	55,594	3,887,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Weatherford International Ltd.*	100,000	$1,509,000

		8,864,810

Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources, Inc.*	4,273	64,992
Anadarko Petroleum Corp.	9,640	755,198
Apache Corp.	7,436	746,872
BP plc (ADR)	100,000	4,500,000
Cabot Oil & Gas Corp.	3,998	124,618
Callon Petroleum Co.*	150,000	943,500
Canadian Oil Sands Ltd.	250,000	5,273,447
Chesapeake Energy Corp.	30,200	699,734
Chevron Corp.	57,936	6,213,057
ConocoPhillips	129,756	9,862,754
Consol Energy, Inc.	4,331	147,687
Denbury Resources, Inc.*	7,489	136,524
Devon Energy Corp.	7,724	549,331
El Paso Corp.	14,767	436,365
EOG Resources, Inc.	5,138	570,832
EQT Corp.	2,856	137,688
Exxon Mobil Corp.	156,431	13,567,261
Hess Corp.	5,892	347,333
Marathon Oil Corp.	13,458	426,619
Marathon Petroleum Corp.	6,670	289,211
Murphy Oil Corp.	3,696	207,974
Newfield Exploration Co.*	2,546	88,295
Noble Energy, Inc.	3,366	329,127
Occidental Petroleum Corp.	15,623	1,487,778
Peabody Energy Corp.	5,167	149,636
Pioneer Natural Resources Co.	2,337	260,786
QEP Resources, Inc.	3,391	103,425
Range Resources Corp.	2,992	173,955
Royal Dutch Shell plc (ADR), Class A	55,000	3,857,150
Southwestern Energy Co.*	6,638	203,123
Spectra Energy Corp.	62,707	1,978,406
Sunoco, Inc.	2,042	77,902
Tesoro Corp.*	2,703	72,548
Valero Energy Corp.	10,704	275,842
Williams Cos., Inc.	11,291	347,876
WPX Energy, Inc.*	3,763	67,772

		55,474,618

Total Energy		64,339,428

Financials (6.4%)
Capital Markets (0.4%)
Ameriprise Financial, Inc.	4,258	243,260
Bank of New York Mellon Corp.	23,190	559,575
BlackRock, Inc.	1,914	392,179
Charles Schwab Corp.	20,618	296,281
E*TRADE Financial Corp.*	4,731	51,804
Federated Investors, Inc., Class B	1,741	39,016
Franklin Resources, Inc.	2,735	339,222
Goldman Sachs Group, Inc.	9,511	1,182,883
Invesco Ltd.	8,612	229,682
Legg Mason, Inc.	2,453	68,512
Morgan Stanley	29,325	575,943
Northern Trust Corp.	4,616	219,029
State Street Corp.	9,185	417,917
T. Rowe Price Group, Inc.	4,832	315,530

		4,930,833

Commercial Banks (2.4%)
Banco Santander S.A.	158,793	1,221,983
Barclays plc	300,000	1,128,847
BB&T Corp.	13,289	417,142
CIT Group, Inc.*	40,800	1,682,592
Comerica, Inc.	3,776	122,191
Fifth Third Bancorp	17,572	246,887
First Horizon National Corp.	4,972	51,609
HSBC Holdings plc	500,000	4,437,013
Huntington Bancshares, Inc./Ohio	16,300	105,135
KeyCorp	18,187	154,590
M&T Bank Corp.	42,394	3,683,191
PNC Financial Services Group, Inc.	10,056	648,512
Regions Financial Corp.	24,249	159,801
SunTrust Banks, Inc.	10,225	247,138
U.S. Bancorp	36,768	1,164,810
Wells Fargo & Co.	321,614	10,979,902
Zions Bancorp	3,455	74,144

		26,525,487

Consumer Finance (0.2%)
American Express Co.	19,504	1,128,501
Capital One Financial Corp.	10,594	590,510
Discover Financial Services	10,170	339,068
SLM Corp.	9,695	152,793

		2,210,872

Diversified Financial Services (1.9%)
Bank of America Corp.	656,600	6,283,662
Citigroup, Inc.	106,245	3,883,255
CME Group, Inc.	1,274	368,606
IntercontinentalExchange, Inc.*	1,404	192,938
JPMorgan Chase & Co.	223,289	10,266,828
Leucadia National Corp.	3,736	97,509
Moody’s Corp.	3,736	157,286
NASDAQ OMX Group, Inc.*	2,463	63,792
NYSE Euronext	5,010	150,350

		21,464,226

Insurance (0.9%)
ACE Ltd.	6,437	471,188
Aflac, Inc.	8,928	410,599
Allstate Corp.	9,562	314,781
American International Group, Inc.*	10,226	315,268
Aon Corp.	6,183	303,338
Assurant, Inc.	1,679	67,999
Berkshire Hathaway, Inc., Class B*	33,759	2,739,543
Chubb Corp.	5,203	359,579
Cincinnati Financial Corp.	3,077	106,187
Genworth Financial, Inc., Class A*	9,249	76,952
Hartford Financial Services Group, Inc.	8,519	179,581
Lincoln National Corp.	5,590	147,352
Loews Corp.	5,840	232,841
Marsh & McLennan Cos., Inc.	10,558	346,197
MetLife, Inc.	20,487	765,189
Principal Financial Group, Inc.	5,785	170,715
Progressive Corp.	11,794	273,385
Prudential Financial, Inc.	9,027	572,222
QBE Insurance Group Ltd.	80,000	1,174,239
Torchmark Corp.	1,766	88,035
Travelers Cos., Inc.	7,543	446,546
Unum Group	5,592	136,892
XL Group plc	6,130	132,960

		9,831,588

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	7,520	473,910
Apartment Investment & Management Co. (REIT), Class A	2,333	61,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	1,816	$256,692
Boston Properties, Inc. (REIT)	2,820	296,072
Equity Residential (REIT)	5,816	364,198
HCP, Inc. (REIT)	7,791	307,433
Health Care REIT, Inc. (REIT)	4,066	223,467
Host Hotels & Resorts, Inc. (REIT)	13,505	221,752
Kimco Realty Corp. (REIT)	7,803	150,286
Plum Creek Timber Co., Inc. (REIT)	3,056	127,007
ProLogis, Inc. (REIT)	8,759	315,499
Public Storage (REIT)	2,715	375,132
Simon Property Group, Inc. (REIT)	5,889	857,909
Ventas, Inc. (REIT)	5,507	314,450
Vornado Realty Trust (REIT)	3,524	296,721
Westfield Retail Trust (REIT)	454,500	1,214,648
Weyerhaeuser Co. (REIT)	10,293	225,623

		6,082,413

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	6,173	123,213

Thrifts & Mortgage Finance (0.0%)
Fannie Mae*	344,367	101,416
Hudson City Bancorp, Inc.	9,944	72,691
People’s United Financial, Inc.	6,897	91,316

		265,423

Total Financials		71,434,055

Health Care (5.6%)
Biotechnology (0.3%)
Amgen, Inc.	15,165	1,031,068
Biogen Idec, Inc.*	4,581	577,069
Celgene Corp.*	8,420	652,718
Gilead Sciences, Inc.*	14,580	712,233

		2,973,088

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	10,752	642,755
Becton, Dickinson and Co.	4,032	313,085
Boston Scientific Corp.*	27,850	166,543
C.R. Bard, Inc.	1,613	159,235
CareFusion Corp.*	4,296	111,395
Covidien plc	9,226	504,478
DENTSPLY International, Inc.	2,684	107,709
Edwards Lifesciences Corp.*	2,197	159,788
Intuitive Surgical, Inc.*	764	413,897
Medtronic, Inc.	19,968	782,546
St. Jude Medical, Inc.	6,100	270,291
Stryker Corp.	6,250	346,750
Varian Medical Systems, Inc.*	2,153	148,471
Zimmer Holdings, Inc.	3,427	220,287

		4,347,230

Health Care Providers & Services (0.5%)
Aetna, Inc.	6,724	337,276
AmerisourceBergen Corp.	4,941	196,059
Cardinal Health, Inc.	6,600	284,526
Cigna Corp.	5,453	268,560
Coventry Health Care, Inc.	2,759	98,138
DaVita, Inc.*	1,788	161,224
Express Scripts, Inc.*	9,299	503,820
Humana, Inc.	3,127	289,185
Laboratory Corp. of America Holdings*	1,865	170,722
McKesson Corp.	4,693	411,905
Medco Health Solutions, Inc.*	7,540	530,062
Patterson Cos., Inc.	1,680	56,112
Quest Diagnostics, Inc.	3,027	185,101
Tenet Healthcare Corp.*	6,465	34,329
UnitedHealth Group, Inc.	20,052	1,181,865
WellPoint, Inc.	6,423	474,017

		5,182,901

Health Care Technology (0.0%)
Cerner Corp.*	2,777	211,496

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	6,624	294,834
Life Technologies Corp.*	3,454	168,624
PerkinElmer, Inc.	2,141	59,220
Thermo Fisher Scientific, Inc.	7,020	395,788
Waters Corp.*	1,724	159,746

		1,078,212

Pharmaceuticals (4.3%)
Abbott Laboratories, Inc.	30,200	1,850,958
Allergan, Inc.	5,854	558,647
Bristol-Myers Squibb Co.	32,370	1,092,488
Eli Lilly and Co.	19,726	794,366
Forest Laboratories, Inc.*	5,109	177,231
Hospira, Inc.*	3,146	117,629
Johnson & Johnson	152,701	10,072,158
Merck & Co., Inc.	333,351	12,800,678
Mylan, Inc.*	8,148	191,071
Perrigo Co.	1,779	183,788
Pfizer, Inc.	419,655	9,509,382
Roche Holding AG	65,000	11,312,175
Watson Pharmaceuticals, Inc.*	2,427	162,755

		48,823,326

Total Health Care		62,616,253

Industrials (2.9%)
Aerospace & Defense (0.6%)
Boeing Co.	14,343	1,066,689
General Dynamics Corp.	6,810	499,718
Goodrich Corp.	2,392	300,052
Honeywell International, Inc.	14,958	913,186
L-3 Communications Holdings, Inc.	1,910	135,171
Lockheed Martin Corp.	5,185	465,924
Northrop Grumman Corp.	4,848	296,116
Precision Castparts Corp.	2,813	486,368
Raytheon Co.	6,522	344,231
Rockwell Collins, Inc.	2,852	164,161
Textron, Inc.	5,329	148,306
United Technologies Corp.	17,485	1,450,206

		6,270,128

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,129	204,918
Expeditors International of Washington, Inc.	4,052	188,458
FedEx Corp.	6,035	554,979
United Parcel Service, Inc., Class B	18,397	1,485,006

		2,433,361

Airlines (0.0%)
Southwest Airlines Co.	14,889	122,685

Building Products (0.0%)
Masco Corp.	6,761	90,395

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,018	60,802
Cintas Corp.	2,086	81,604
Iron Mountain, Inc.	3,283	94,551
Pitney Bowes, Inc.	3,847	67,630
R.R. Donnelley & Sons Co.	3,425	42,436
Republic Services, Inc.	6,020	183,971
Stericycle, Inc.*	1,648	137,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	8,803	$307,753

		976,586

Construction & Engineering (0.0%)
Fluor Corp.	3,243	194,709
Jacobs Engineering Group, Inc.*	2,451	108,751
Quanta Services, Inc.*	4,031	84,248

		387,708

Electrical Equipment (0.1%)
Cooper Industries plc	3,024	193,385
Emerson Electric Co.	14,071	734,225
Rockwell Automation, Inc.	2,703	215,429
Roper Industries, Inc.	1,839	182,355

		1,325,394

Industrial Conglomerates (1.2%)
3M Co.	13,327	1,188,902
Danaher Corp.	11,072	620,032
General Electric Co.	535,126	10,739,979
Tyco International Ltd.	8,842	496,743

		13,045,656

Machinery (0.5%)
Caterpillar, Inc.	18,253	1,944,310
Cummins, Inc.	3,688	442,708
Deere & Co.	7,711	623,820
Dover Corp.	3,522	221,675
Eaton Corp.	6,391	318,464
Flowserve Corp.	1,052	121,516
Illinois Tool Works, Inc.	9,241	527,846
Ingersoll-Rand plc	5,706	235,943
Joy Global, Inc.	2,009	147,661
PACCAR, Inc.	6,851	320,832
Pall Corp.	2,233	133,154
Parker Hannifin Corp.	2,889	244,265
Snap-on, Inc.	1,100	67,067
Stanley Black & Decker, Inc.	3,216	247,503
Xylem, Inc.	3,543	98,318

		5,695,082

Professional Services (0.0%)
Dun & Bradstreet Corp.	938	79,477
Equifax, Inc.	2,317	102,550
Robert Half International, Inc.	2,762	83,689

		265,716

Road & Rail (0.2%)
CSX Corp.	20,079	432,100
Norfolk Southern Corp.	6,335	417,033
Ryder System, Inc.	967	51,057
Union Pacific Corp.	9,212	990,106

		1,890,296

Trading Companies & Distributors (0.0%)
Fastenal Co.	5,635	304,854
W.W. Grainger, Inc.	1,161	249,394

		554,248

Total Industrials		33,057,255

Information Technology (5.1%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	152,033	3,215,498
F5 Networks, Inc.*	1,524	205,679
Harris Corp.	2,185	98,500
JDS Uniphase Corp.*	4,408	63,872
Juniper Networks, Inc.*	10,099	231,065
Motorola Mobility Holdings, Inc.*	5,033	197,495
Motorola Solutions, Inc.	5,679	288,663
QUALCOMM, Inc.	32,482	2,209,426

		6,510,198

Computers & Peripherals (1.3%)
Apple, Inc.*	17,894	10,726,916
Dell, Inc.*	29,203	484,770
EMC Corp.*	39,454	1,178,886
Hewlett-Packard Co.	37,999	905,516
Lexmark International, Inc., Class A	1,373	45,638
NetApp, Inc.*	7,092	317,509
SanDisk Corp.*	4,610	228,610
Western Digital Corp.*	4,464	184,765

		14,072,610

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,134	187,319
Corning, Inc.	59,203	833,578
FLIR Systems, Inc.	3,011	76,208
Jabil Circuit, Inc.	3,508	88,121
Molex, Inc.	2,608	73,337
TE Connectivity Ltd.	8,117	298,300

		1,556,863

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	3,431	125,918
eBay, Inc.*	21,963	810,215
Google, Inc., Class A*	4,870	3,122,839
VeriSign, Inc.	3,042	116,630
Yahoo!, Inc.*	23,290	354,474

		4,530,076

IT Services (0.8%)
Accenture plc, Class A	12,446	802,767
Automatic Data Processing, Inc.	9,522	525,519
Cognizant Technology Solutions Corp., Class A*	5,784	445,079
Computer Sciences Corp.	2,928	87,664
Fidelity National Information Services, Inc.	4,500	149,040
Fiserv, Inc.*	2,659	184,508
International Business Machines Corp.	22,233	4,638,915
Mastercard, Inc., Class A	2,039	857,481
Paychex, Inc.	6,161	190,929
SAIC, Inc.*	5,333	70,396
Teradata Corp.*	3,217	219,239
Total System Services, Inc.	3,067	70,756
Visa, Inc., Class A	9,545	1,126,310
Western Union Co.	11,840	208,384

		9,576,987

Office Electronics (0.2%)
Xerox Corp.	225,557	1,822,501

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	11,175	89,624
Altera Corp.	6,182	246,167
Analog Devices, Inc.	5,718	231,007
Applied Materials, Inc.	24,775	308,201
Broadcom Corp., Class A*	9,539	374,883
First Solar, Inc.*	1,126	28,206
Intel Corp.	245,867	6,911,321
KLA-Tencor Corp.	3,201	174,198
Linear Technology Corp.	4,363	147,033
LSI Corp.*	10,729	93,128
Microchip Technology, Inc.	3,650	135,780
Micron Technology, Inc.*	18,932	153,349
Novellus Systems, Inc.*	1,305	65,133
NVIDIA Corp.*	11,657	179,401
Teradyne, Inc.*	3,499	59,098
Texas Instruments, Inc.	22,165	744,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	5,070	184,700

		10,126,195

Software (0.8%)
Adobe Systems, Inc.*	9,640	330,748
Autodesk, Inc.*	4,322	182,907
BMC Software, Inc.*	3,151	126,544
CA, Inc.	6,713	185,010
Citrix Systems, Inc.*	3,561	280,999
Electronic Arts, Inc.*	6,312	104,022
Intuit, Inc.	5,685	341,839
Microsoft Corp.	143,474	4,627,037
Oracle Corp.	75,240	2,193,998
Red Hat, Inc.*	3,687	220,814
Salesforce.com, Inc.*	2,598	401,417
Symantec Corp.*	13,997	261,744

		9,257,079

Total Information Technology		57,452,509

Materials (1.1%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	4,025	369,495
Airgas, Inc.	1,309	116,462
CF Industries Holdings, Inc.	1,249	228,130
Dow Chemical Co.	22,881	792,598
E.I. du Pont de Nemours & Co.	17,921	948,021
Eastman Chemical Co.	2,477	128,036
Ecolab, Inc.	5,589	344,953
FMC Corp.	1,350	142,911
International Flavors & Fragrances, Inc.	1,554	91,064
LyondellBasell Industries N.V., Class A	30,000	1,309,500
Monsanto Co.	10,363	826,553
Mosaic Co.	5,697	314,987
PPG Industries, Inc.	2,917	279,449
Praxair, Inc.	5,726	656,429
Sherwin-Williams Co.	1,662	180,609
Sigma-Aldrich Corp.	2,303	168,257

		6,897,454

Construction Materials (0.0%)
Vulcan Materials Co.	2,490	106,398

Containers & Packaging (0.0%)
Ball Corp.	2,996	128,469
Bemis Co., Inc.	1,931	62,352
Owens-Illinois, Inc.*	3,091	72,144
Sealed Air Corp.	3,769	72,779

		335,744

Metals & Mining (0.5%)
Alcoa, Inc.	20,305	203,456
Allegheny Technologies, Inc.	2,036	83,822
Barrick Gold Corp.	55,000	2,391,400
Cliffs Natural Resources, Inc.	2,735	189,426
Freeport-McMoRan Copper & Gold, Inc.	18,120	689,285
Newmont Mining Corp.	9,458	484,911
Nucor Corp.	26,043	1,118,547
Titanium Metals Corp.	1,521	20,625
United States Steel Corp.	2,714	79,710

		5,261,182

Paper & Forest Products (0.0%)
International Paper Co.	8,376	293,998
MeadWestvaco Corp.	3,280	103,615

		397,613

Total Materials		12,998,391

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	338,819	10,581,317
CenturyLink, Inc.	62,059	2,398,580
France Telecom S.A.	37,400	553,922
Frontier Communications Corp.	99,051	413,043
Telstra Corp., Ltd.	800,000	2,726,357
Verizon Communications, Inc.	54,453	2,081,738
Vivendi S.A.	30,562	560,865
Windstream Corp.	11,042	129,302

		19,445,124

Wireless Telecommunication Services (0.6%)
Crown Castle International Corp.*	4,928	262,860
MetroPCS Communications, Inc.*	5,668	51,125
SK Telecom Co., Ltd. (ADR)	35,700	496,587
Sprint Nextel Corp.*	57,179	162,960
Vodafone Group plc	2,200,000	6,059,546

		7,033,078

Total Telecommunication Services		26,478,202

Utilities (6.1%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	109,241	4,214,518
Duke Energy Corp.	200,947	4,221,896
Edison International	6,217	264,285
Entergy Corp.	63,371	4,258,531
Exelon Corp.	110,510	4,333,114
FirstEnergy Corp.	58,014	2,644,858
NextEra Energy, Inc.	122,987	7,512,046
Northeast Utilities	3,391	125,874
Pepco Holdings, Inc.	4,353	82,228
Pinnacle West Capital Corp.	2,099	100,542
PPL Corp.	60,349	1,705,463
Progress Energy, Inc.	75,654	4,017,984
Southern Co.	96,700	4,344,731

		37,826,070

Gas Utilities (0.2%)
AGL Resources, Inc.	42,213	1,655,594
ONEOK, Inc.	1,977	161,441

		1,817,035

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	12,330	161,153
Dynegy, Inc.*	110,000	61,600
NRG Energy, Inc.*	4,398	68,917

		291,670

Multi-Utilities (2.5%)
Ameren Corp.	4,625	150,683
CenterPoint Energy, Inc.	8,142	160,560
CMS Energy Corp.	5,219	114,818
Consolidated Edison, Inc.	5,582	326,101
Dominion Resources, Inc.	50,888	2,605,975
DTE Energy Co.	3,239	178,242
Integrys Energy Group, Inc.	1,473	78,054
NiSource, Inc.	5,378	130,954
PG&E Corp.	157,988	6,858,259
Public Service Enterprise Group, Inc.	174,641	5,345,761
SCANA Corp.	2,207	100,661
Sempra Energy	84,571	5,070,877
TECO Energy, Inc.	154,057	2,703,701
Wisconsin Energy Corp.	4,413	155,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	159,247	$4,215,268

		28,195,163

Total Utilities		68,129,938
Total Common Stocks (41.5%) (Cost $392,885,930)		465,464,738

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Automobiles (0.0%)
General Motors Co., Class A, expiring 7/10/16*	18,532	308,187
General Motors Co., Class B, expiring 7/10/19*	18,532	207,559

		515,746

Media (0.1%)
Charter Communications, Inc., expiring 11/30/14*	53,070	1,114,470

Total Warrants (0.1%) (Cost $20,193,204)		1,630,216

Total Investments (93.3%) (Cost $1,008,684,312)		1,046,817,054

Other Assets Less Liabilities (6.7%)		75,089,467

Net Assets (100%)		$1,121,906,521

*	Non-income producing.

†	Securities (totaling $487,596 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $107,265,802 or 9.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

Glossary:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	612	June-12	$41,197,733	$42,937,920	$1,740,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$2,652,174	$—	$2,652,174
Common Stocks
Consumer Discretionary	35,743,711	—	—	35,743,711
Consumer Staples	29,449,430	3,765,566	—	33,214,996
Energy	64,339,428	—	—	64,339,428
Financials	62,257,325	9,176,730	—	71,434,055
Health Care	51,304,078	11,312,175	—	62,616,253
Industrials	33,057,255	—	—	33,057,255
Information Technology	57,452,509	—	—	57,452,509
Materials	12,998,391	—	—	12,998,391
Telecommunication Services	16,577,512	9,900,690	—	26,478,202
Utilities	68,129,938	—	—	68,129,938
Convertible Bonds
Financials	—	1,011,250	—	1,011,250
Materials	—	2,016,950	—	2,016,950
Convertible Preferred Stocks
Consumer Discretionary	1,234,575	—	—	1,234,575
Energy	—	5,691,250	—	5,691,250
Financials	26,589,489	232,000	—	26,821,489
Health Care	—	1,312,500	—	1,312,500
Materials	861,200	—	—	861,200
Utilities	1,006,000	—	—	1,006,000
Corporate Bonds
Consumer Discretionary	—	44,659,201	—	44,659,201
Consumer Staples	—	15,365,636	—	15,365,636
Energy	—	44,052,909	—	44,052,909
Financials	—	76,243,095	—	76,243,095
Health Care	—	28,982,152	—	28,982,152
Industrials	—	31,498,496	—	31,498,496
Information Technology	—	40,578,202	—	40,578,202
Materials	—	17,482,009	—	17,482,009
Telecommunication Services	—	15,801,375	—	15,801,375
Utilities	—	31,879,078	—	31,879,078
Futures	1,740,187	—	—	1,740,187
Government Securities
Foreign Governments	—	5,614,112	—	5,614,112
Municipal Bonds	—	1,255,199	—	1,255,199
Supranational	—	5,547,717	—	5,547,717
U.S. Government Agencies	—	24,685,050	—	24,685,050
U.S. Treasuries	—	148,939,361	—	148,939,361
Preferred Stocks
Consumer Discretionary	—	—	65,920	65,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Financials	606,907	3,370,697	487,596	4,465,200
Warrants
Consumer Discretionary	1,630,216	–	–	1,630,216

Total Assets	$464,978,151	$583,025,574	$553,516	$1,048,557,241

Total Liabilities	$—	$—	$—	$—

Total	$464,978,151	$583,025,574	$553,516	$1,048,557,241

(a)	Securities with a market value of $11,403,769 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	Securities with a market value of $392,693 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary	Investments in Preferred Stocks- Financials
Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	481	15,288	(68,156)
Purchases	—	—	—
Sales	(481)	(68)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	50,700	555,752
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$—	$65,920	$487,596

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$15,220	$(68,156)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Preferred Stocks-Consumer Discretionary	$65,920	Bid Pricing	Offered Quote	Not Applicable
Preferred Stocks-Financials	487,596	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
	$553,516

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$46,273,349
Long-term U.S. Treasury securities	24,643,470

$70,916,819

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$41,400,995
Long-term U.S. Treasury securities	7,216,429

$48,617,424

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,465,951
Aggregate gross unrealized depreciation	(116,497,411)

Net unrealized appreciation	$36,968,540

Federal income tax cost of investments	$1,009,848,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Diversified Consumer Services (0.4%)
Archipelago Learning, Inc.*	67,000	$745,040
Ascent Capital Group, Inc., Class A*	4,500	212,805
Corinthian Colleges, Inc.*	40,000	165,600

		1,123,445

Hotels, Restaurants & Leisure (0.6%)
Boyd Gaming Corp.*	33,000	258,720
Dover Motorsports, Inc.*	60,016	88,824
Gaylord Entertainment Co.*	1,000	30,800
Great Wolf Resorts, Inc.*	20,000	114,400
Ladbrokes plc	20,000	51,216
O’Charleys, Inc.*	100,500	988,920

		1,532,880

Household Durables (0.2%)
Harman International Industries, Inc.	13,000	608,530
Nobility Homes, Inc.*	4,000	31,000
Skyline Corp.	5,000	38,250

		677,780

Leisure Equipment & Products (0.0%)
Adams Golf, Inc.*	1,000	10,730

Media (4.2%)
Acme Communications, Inc.	38,000	31,540
Astral Media, Inc., Class A	120,000	5,838,488
Astral Media, Inc., Class B	1,200	64,039
Beasley Broadcasting Group, Inc., Class A*	47,000	202,100
British Sky Broadcasting Group plc	110,000	1,189,388
Clear Channel Outdoor Holdings, Inc., Class A*	210,000	1,675,800
Crown Media Holdings, Inc., Class A*	6,000	9,540
DISH Network Corp., Class A	24,000	790,320
Fisher Communications, Inc.*	28,000	860,160
Liberty Media Corp. - Liberty Capital*	4,000	352,600
LIN TV Corp., Class A*	22,012	89,149
Media General, Inc., Class A*	35,000	179,900
Salem Communications Corp., Class A	26,000	122,460

		11,405,484

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	39,730

Specialty Retail (0.5%)
Charming Shoppes, Inc.*	4,000	23,600
Midas, Inc.*	40,000	459,200
PEP Boys-Manny, Moe & Jack	55,000	820,600

		1,303,400

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	16,000	35,200

Total Consumer Discretionary		16,128,649

Consumer Staples (7.1%)
Beverages (0.5%)
Beam, Inc.	24,000	1,405,680

Food Products (6.4%)
Flowers Foods, Inc.	750	15,278
Parmalat S.p.A.	930,000	2,323,159
Post Holdings, Inc.*	15,000	493,950
Ralcorp Holdings, Inc.*	30,000	2,222,700
Sara Lee Corp.	150,000	3,229,500
Tootsie Roll Industries, Inc.	36,050	825,905
Viterra, Inc.	524,000	8,358,153

		17,468,645

Personal Products (0.2%)
Avon Products, Inc.	34,000	658,240

Total Consumer Staples		19,532,565

Energy (5.0%)
Energy Equipment & Services (3.1%)
Flint Energy Services Ltd.*	327,000	8,169,673
Rowan Cos., Inc.*	9,000	296,370

		8,466,043

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.	2,000	156,680
Atlas Energy LP	57,000	1,881,000
Atlas Resource Partners LP	6,001	167,248
Cove Energy plc*	40,000	137,237
Dragon Oil plc	80,000	798,470
El Paso Corp.	60,000	1,773,000
Heritage Oil plc*	16,000	35,855
Midway Energy Ltd.*	1,000	4,401
Provident Energy Ltd.	3,000	36,000
Venoco, Inc.*	10,000	108,400
WesternZagros Resources Ltd.*	40,000	34,889

		5,133,180

Total Energy		13,599,223

Financials (6.1%)
Capital Markets (0.2%)
BKF Capital Group, Inc.*	12,000	13,920
Charles Schwab Corp.	17,000	244,290
SWS Group, Inc.	48,000	274,560

		532,770

Commercial Banks (1.6%)
Bank of Montreal	2,500	148,550
First Niagara Financial Group, Inc.	230,000	2,263,200
Pacific Capital Bancorp N.A.*	39,700	1,810,717

		4,222,467

Consumer Finance (0.6%)
Advance America Cash Advance Centers, Inc.	66,332	695,823
American Express Co.	7,000	405,020
SLM Corp.	40,000	630,400

		1,731,243

Diversified Financial Services (0.0%)
GlobeOp Financial Services S.A.	1,000	7,901

Insurance (3.7%)
CNinsure, Inc. (ADR)*	5,000	31,250
Delphi Financial Group, Inc., Class A	135,000	6,043,950
Harleysville Group, Inc.	71,000	4,096,700

		10,171,900

Real Estate Management & Development (0.0%)
Eco Business-Immobilien AG*	500	3,501

Thrifts & Mortgage Finance (0.0%)
Flushing Financial Corp.	4,000	53,840

Total Financials		16,723,622

Health Care (7.6%)
Biotechnology (0.2%)
Actelion Ltd. (Registered)*	500	18,279
Biogen Idec, Inc.*	2,500	314,925
Grifols S.A. (ADR)*	45,654	351,992

		685,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (5.1%)
Accuray, Inc.*	2,636	$18,610
American Medical Alert Corp.(b)*†	140,898	1,409
ArthroCare Corp.*	25,000	671,250
Exactech, Inc.*	10,000	158,500
Smith & Nephew plc	149,000	1,509,792
Synthes, Inc.(m)	8,000	1,387,836
Zoll Medical Corp.*	110,000	10,189,300

		13,936,697

Health Care Providers & Services (0.0%)
Chemed Corp.	2,000	125,360

Health Care Technology (1.1%)
Transcend Services, Inc.*	100,000	2,935,000

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	2,500	131,525
SeraCare Life Sciences, Inc.*	3,000	11,940
WuXi PharmaTech Cayman, Inc. (ADR)*	77,000	1,108,800

		1,252,265

Pharmaceuticals (0.7%)
Adolor Corp.(b)*†	40,000	20,800
Allergan, Inc.	1,200	114,516
ISTA Pharmaceuticals, Inc.*	200,000	1,802,000

		1,937,316

Total Health Care		20,871,834

Industrials (16.3%)
Aerospace & Defense (6.4%)
Exelis, Inc.	38,000	475,760
Goodrich Corp.	135,000	16,934,400

		17,410,160

Air Freight & Logistics (2.1%)
Park-Ohio Holdings Corp.*	8,000	160,400
TNT Express N.V.	442,000	5,458,727

		5,619,127

Building Products (0.2%)
Fortune Brands Home & Security, Inc.*	24,000	529,680
Griffon Corp.	14,000	149,800

		679,480

Construction & Engineering (0.5%)
Wavin NV*	100,000	1,393,716

Electrical Equipment (5.0%)
Newave Energy Holding S.A.*	200	12,075
SGL Carbon SE*	1,500	68,709
Thomas & Betts Corp.*	190,000	13,662,900

		13,743,684

Machinery (1.6%)
CIRCOR International, Inc.	6,000	199,620
Flanders Corp.*	10,000	43,900
ITT Corp.	18,000	412,920
Kverneland ASA*	1,000,000	1,835,024
Navistar International Corp.*	21,000	849,450
Tennant Co.	6,000	264,000
Xylem, Inc.	29,000	804,750

		4,409,664

Road & Rail (0.0%)
Dollar Thrifty Automotive Group, Inc.*	1,000	80,910

Trading Companies & Distributors (0.5%)
Kaman Corp.	5,000	169,750
RSC Holdings, Inc.*	55,000	1,242,450

		1,412,200

Total Industrials		44,748,941

Information Technology (9.5%)
Communications Equipment (2.4%)
Loral Space & Communications, Inc.*	19,500	1,552,200
Motorola Mobility Holdings, Inc.*	130,000	5,101,200

		6,653,400

Computers & Peripherals (0.2%)
Diebold, Inc.	12,000	462,240

Electronic Equipment, Instruments & Components (0.1%)
GTSI Corp.*	6,600	32,868
Laird plc	40,000	137,685
Zygo Corp.*	5,000	97,850

		268,403

Internet Software & Services (0.6%)
RADVision Ltd.*	2,000	23,420
Yahoo!, Inc.*	110,000	1,674,200

		1,697,620

IT Services (0.3%)
ATS Corp.*	298,779	959,081

Semiconductors & Semiconductor Equipment (0.4%)
Novellus Systems, Inc.*	20,000	998,200

Software (5.5%)
Convio, Inc.*	265,000	4,099,550
Misys plc*	1,000	5,726
Taleo Corp., Class A*	240,000	11,023,200

		15,128,476

Total Information Technology		26,167,420

Materials (2.1%)
Chemicals (1.1%)
Ferro Corp.*	8,000	47,520
Georgia Gulf Corp.*	9,000	313,920
Neo Material Technologies, Inc.*	30,000	337,461
Solutia, Inc.	80,000	2,235,200

		2,934,101

Construction Materials (0.4%)
Cimpor Cimentos de Portugal SGPS S.A.	10,000	66,685
Vulcan Materials Co.	22,000	940,060

		1,006,745

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,000	55,920
Myers Industries, Inc.	45,000	663,750

		719,670

Metals & Mining (0.3%)
Allegheny Technologies, Inc.	1,000	41,170
Camino Minerals Corp.*	4,000	581
Commercial Metals Co.	3,000	44,460
Gold Fields Ltd. (ADR)	3,000	41,700
Jaguar Mining, Inc.*	3,000	14,010
Minefinders Corp., Ltd.*	60,000	840,343
Walter Energy, Inc.	100	5,921

		988,185

Total Materials		5,648,701

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.9%)
AboveNet, Inc.*	45,000	3,726,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Asia Satellite Telecommunications Holdings Ltd.†	65,000	$159,036
CenturyLink, Inc.	10,000	386,500
Cincinnati Bell, Inc.*	200,000	804,000
SureWest Communications	1,000	22,550

		5,098,086

Wireless Telecommunication Services (2.1%)
Millicom International Cellular S.A.	21,000	2,373,000
NII Holdings, Inc.*	7,000	128,170
Sprint Nextel Corp.*	200,000	570,000
Telephone & Data Systems, Inc.	36,958	855,577
U.S. Cellular Corp.*	46,000	1,882,780

		5,809,527

Total Telecommunication Services		10,907,613

Utilities (2.7%)
Electric Utilities (2.1%)
Central Vermont Public Service Corp.	63,070	2,220,064
Exelon Corp.	20,000	784,200
Hawaiian Electric Industries, Inc.	18,633	472,347
PNM Resources, Inc.	22,000	402,600
Progress Energy, Inc.	36,000	1,911,960

		5,791,171

Gas Utilities (0.5%)
AGL Resources, Inc.	6,000	235,320
National Fuel Gas Co.	24,000	1,154,880

		1,390,200

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	50,000	28,000
NRG Energy, Inc.*	15,000	235,050

		263,050

Multi-Utilities (0.0%)
GDF Suez S.A.*	3,801	5

Total Utilities		7,444,426

Total Common Stocks (66.3%) (Cost $176,843,304)		181,772,994

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	10,000	9,500
Sanofi S.A., expiring 12/31/20*	210,000	283,500

Total Health Care		293,000

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	320,000	3,200

Total Information Technology		3,200

Total Rights (0.1%) (Cost $450,650)		296,200

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (34.6%)
U.S. Treasury Bills
0.07%, 6/28/12 (p)	$15,000,000	$14,997,462
0.10%, 8/9/12 (p)	35,000,000	34,986,833
0.11%, 8/16/12 (p)	45,000,000	44,981,298

Total Government Securities (Cost $94,965,426)		94,965,593

Total Short-Term Investments (34.6%) (Cost $94,965,426)		94,965,593

Total Investments (101.0%) (Cost $272,259,380)		277,034,787
Other Assets Less Liabilities (-1.0%)		(2,826,579)

Net Assets (100%)		$274,208,208

*	Non-income producing.

†	Securities (totaling $193,945 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
Canadian Dollar vs. U.S. Dollar, expiring 4/27/12	JPMorgan Chase Bank	8,515	$8,573,902	$8,532,737	$41,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,825,505	$1,303,144	$—	$16,128,649
Consumer Staples	17,209,406	2,323,159	—	19,532,565
Energy	12,627,661	971,562	—	13,599,223
Financials	16,698,300	25,322	—	16,723,622
Health Care	17,933,718	2,915,907	22,209	20,871,834
Industrials	35,980,690	8,768,251	—	44,748,941
Information Technology	26,024,009	143,411	—	26,167,420
Materials	5,582,016	66,685	—	5,648,701
Telecommunication Services	10,748,577	—	159,036	10,907,613
Utilities	7,444,421	5	—	7,444,426
Forward Currency Contracts	—	41,165	—	41,165
Rights
Health Care	283,500	—	9,500	293,000
Information Technology	—	—	3,200	3,200
Short-Term Investments	—	94,965,593	—	94,965,593

Total Assets	$165,357,803	$111,524,204	$193,945	$277,075,952

Total Liabilities	$—	$—	$—	$—

Total	$165,357,803	$111,524,204	$193,945	$277,075,952

(a) A Security with a market value of $31,540 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Health Care	Investments in Common Stocks - Telecommunications
Balance as of 12/31/11	$20,800	$—
Total gains or losses (realized/unrealized) included in earnings	1,409	28,477
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	130,559
Transfers out of Level 3	—	—

Balance as of 3/31/12	$22,209	$159,036

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$1,409	$28,477

	Investments in Rights - Health Care	Investments in Rights - Information Technology
Balance as of 12/31/11	$10,909	$3,200
Total gains or losses (realized/unrealized) included in earnings	(1,409)	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$9,500	$3,200

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Health Care	$22,209	Intrinsic Value	Intrinsic Calculation	Not Applicable
Common Stocks-Telecommunications	159,036	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
Rights-Health Care	9,500	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	3,200	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$193,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$146,106,192
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$136,597,010

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,579,958
Aggregate gross unrealized depreciation	(7,709,789)

Net unrealized appreciation	$2,870,169

Federal income tax cost of investments	$274,164,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.1%)
Auto Components (4.3%)
BorgWarner, Inc.*	183,000	$15,434,220
Brembo S.p.A.	330,000	3,780,639
Dana Holding Corp.	930,000	14,415,000
Federal-Mogul Corp.*	350,085	6,024,963
Gentex Corp.	31,000	759,500
Modine Manufacturing Co.*	740,000	6,534,200
SORL Auto Parts, Inc.*	79,096	257,062
Spartan Motors, Inc.	290,000	1,534,100
Standard Motor Products, Inc.	616,000	10,927,840
Stoneridge, Inc.*	310,000	3,065,900
Strattec Security Corp.	134,000	3,135,600
Superior Industries International, Inc.	485,035	9,477,584
Tenneco, Inc.*	540,000	20,061,000

		95,407,608

Automobiles (0.0%)
Thor Industries, Inc.	4,000	126,240
Winnebago Industries, Inc.*	60,000	588,000

		714,240

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	110,077	5,205,541
Cambium Learning Group, Inc.*	415,000	1,099,750
Corinthian Colleges, Inc.*	620,000	2,566,800
Matthews International Corp., Class A	19,000	601,160
Regis Corp.	44,000	810,920
Stewart Enterprises, Inc., Class A	282,000	1,711,740
Universal Technical Institute, Inc.	390,000	5,144,100

		17,140,011

Hotels, Restaurants & Leisure (5.6%)
Biglari Holdings, Inc.*	31,804	12,812,241
Boyd Gaming Corp.*	1,110,000	8,702,400
Canterbury Park Holding Corp.*‡	217,007	2,206,961
Cheesecake Factory, Inc.*	510,000	14,988,900
Churchill Downs, Inc.	242,192	13,538,533
Cracker Barrel Old Country Store, Inc.	6,187	345,235
Denny’s Corp.*	451,157	1,822,674
Dover Downs Gaming & Entertainment, Inc.	100,000	252,000
Dover Motorsports, Inc.*	500,000	740,000
Dunkin’ Brands Group, Inc.	2,500	75,275
Gaylord Entertainment Co.*	570,000	17,556,000
International Speedway Corp., Class A	70,000	1,942,500
Krispy Kreme Doughnuts, Inc.*	215,000	1,569,500
Lakes Entertainment, Inc.*	80,000	144,000
Las Vegas Sands Corp.	275,000	15,831,750
Marcus Corp.	465,000	5,835,750
Morgans Hotel Group Co.*	170,000	841,500
Nathan’s Famous, Inc.*	125,000	2,650,000
Orient-Express Hotels Ltd., Class A*	312,000	3,182,400
Peet’s Coffee & Tea, Inc.*	109,000	8,033,300
Penn National Gaming, Inc.*	100,000	4,298,000
Pinnacle Entertainment, Inc.*	313,005	3,602,688
Speedway Motorsports, Inc.	44,000	821,920
Wendy’s Co.	110,000	551,100

		122,344,627

Household Durables (0.7%)
Cavco Industries, Inc.*	107,500	5,007,350
Harman International Industries, Inc.	158,000	7,395,980
Lennar Corp., Class A	10,000	271,800
Nobility Homes, Inc.*	77,000	596,750
NVR, Inc.*	200	145,266
Skyline Corp.	200,000	1,530,000
SodaStream International Ltd.*	4,000	134,720
Toll Brothers, Inc.*	3,000	71,970

		15,153,836

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	600,000	1,818,000
Nutrisystem, Inc.	102,000	1,145,460

		2,963,460

Leisure Equipment & Products (0.3%)
Adams Golf, Inc.*	2,000	21,460
Brunswick Corp.	56,000	1,442,000
Marine Products Corp.	290,000	1,725,500
Polaris Industries, Inc.	10,000	721,500
Universal Entertainment Corp.	95,000	2,130,241

		6,040,701

Media (4.8%)
Acme Communications, Inc.	305,000	253,150
AMC Networks, Inc., Class A*	80,000	3,570,400
Arbitron, Inc.	63,000	2,329,740
Beasley Broadcasting Group, Inc., Class A*‡	518,050	2,227,615
Belo Corp., Class A	205,000	1,469,850
Cablevision Systems Corp. - New York Group, Class A	310,000	4,550,800
Carmike Cinemas, Inc.*	162,400	2,265,480
Clear Channel Outdoor Holdings, Inc., Class A*	271,071	2,163,147
Crown Media Holdings, Inc., Class A*	90,000	143,100
Cumulus Media, Inc., Class A*	5	17
Discovery Communications, Inc., Class A*	12,000	607,200
Discovery Communications, Inc., Class C*	12,000	562,560
DISH Network Corp., Class A	20,000	658,600
Emmis Communications Corp., Class A*	90,000	73,800
EW Scripps Co., Class A*	365,000	3,602,550
Fisher Communications, Inc.*	335,000	10,291,200
Global Sources Ltd.*	290,000	1,786,400
Gray Television, Inc.*	780,000	1,474,200
Grupo Televisa S.A.B. (ADR)	110,000	2,318,800
Il Sole 24 Ore S.p.A.*	860,000	873,427
Imax Corp.*	40,000	977,600
Interpublic Group of Cos., Inc.	900,000	10,269,000
Journal Communications, Inc., Class A*	1,085,000	6,108,550
LIN TV Corp., Class A*	480,000	1,944,000
Live Nation Entertainment, Inc.*	1,200,033	11,280,310
Madison Square Garden Co., Class A*	585,000	20,007,000
Martha Stewart Living Omnimedia, Inc., Class A	255,000	971,550
MDC Partners, Inc., Class A	7,000	77,840
Media General, Inc., Class A*	1,025,000	5,268,500
Meredith Corp.	60,000	1,947,600
Salem Communications Corp., Class A	655,001	3,085,055
Sinclair Broadcast Group, Inc., Class A	188,000	2,079,280

		105,238,321

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	582,000	5,377,680

Specialty Retail (6.0%)
Aaron’s, Inc.	200,000	5,180,000
AutoNation, Inc.*	550,000	18,870,500
Barnes & Noble, Inc.*	41,000	543,250
Bed Bath & Beyond, Inc.*	109,500	7,201,815
Big 5 Sporting Goods Corp.	215,035	1,685,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Bowlin Travel Centers, Inc.*	76,000	$106,400
Coldwater Creek, Inc.*	430,000	498,800
Collective Brands, Inc.*	165,000	3,243,900
Midas, Inc.*	553,000	6,348,440
Monro Muffler Brake, Inc.	65,000	2,696,850
O’Reilly Automotive, Inc.*	310,000	28,318,500
Penske Automotive Group, Inc.	490,000	12,068,700
PEP Boys-Manny, Moe & Jack	520,000	7,758,400
Pier 1 Imports, Inc.*	375,000	6,817,500
Sally Beauty Holdings, Inc.*	520,000	12,896,000
Teavana Holdings, Inc.*	5,000	98,600
Tractor Supply Co.	206,000	18,655,360

		132,988,889

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	110,000	3,249,400
Movado Group, Inc.	68,000	1,669,400
Wolverine World Wide, Inc.	25,000	929,500

		5,848,300

Total Consumer Discretionary		509,217,673

Consumer Staples (7.3%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*	77,000	8,222,830
Brown-Forman Corp., Class A	30,000	2,443,800
Brown-Forman Corp., Class B	3,025	252,255
Davide Campari-Milano S.p.A.	315,000	2,144,690

		13,063,575

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	286,000	15,861,560
Ingles Markets, Inc., Class A‡	705,000	12,436,200
United Natural Foods, Inc.*	93,000	4,339,380
Village Super Market, Inc., Class A	99,087	3,130,158
Weis Markets, Inc.	66,000	2,877,600

		38,644,898

Food Products (3.1%)
Annie’s, Inc.*	400	13,936
Bull-Dog Sauce Co., Ltd.	40,000	81,189
Corn Products International, Inc.	127,000	7,321,550
Dean Foods Co.*	62,000	750,820
Diamond Foods, Inc.	105,000	2,396,100
Feihe International, Inc.*	10,000	31,600
Flowers Foods, Inc.	46,000	937,020
Griffin Land & Nurseries, Inc.‡	300,022	7,923,581
Hain Celestial Group, Inc.*	230,000	10,076,300
J&J Snack Foods Corp.	50,000	2,623,000
John B. Sanfilippo & Son, Inc.*	20,000	249,400
Lifeway Foods, Inc.*	248,005	2,294,046
Post Holdings, Inc.*	50,000	1,646,500
Ralcorp Holdings, Inc.*	54,000	4,000,860
Rock Field Co., Ltd.	200,000	3,870,968
Smart Balance, Inc.*	505,086	3,338,618
Snyders-Lance, Inc.	490,033	12,667,353
Tootsie Roll Industries, Inc.	385,052	8,821,530

		69,044,371

Household Products (0.9%)
Church & Dwight Co., Inc.	80,000	3,935,200
Energizer Holdings, Inc.*	56,000	4,154,080
Katy Industries, Inc.*‡	480,000	288,000
Oil-Dri Corp. of America‡	446,658	9,509,349
WD-40 Co.	45,000	2,040,750

		19,927,379

Personal Products (0.9%)
Elizabeth Arden, Inc.*	12,000	419,760
Revlon, Inc., Class A*	22,000	379,500
Schiff Nutrition International, Inc.*‡	1,280,000	15,731,200
United-Guardian, Inc.	153,000	2,807,550

		19,338,010

Total Consumer Staples		160,018,233

Energy (2.8%)
Energy Equipment & Services (2.8%)
Key Energy Services, Inc.*	90,000	1,390,500
Lufkin Industries, Inc.	242,000	19,517,300
Oceaneering International, Inc.	120,000	6,466,800
Rowan Cos., Inc.*	215,000	7,079,950
RPC, Inc.	2,490,000	26,418,900
Union Drilling, Inc.*	112,000	622,720

		61,496,170

Oil, Gas & Consumable Fuels (0.0%)
Genesis Energy LP	27,000	829,980
Voyager Oil & Gas, Inc.*	45,503	110,572

		940,552

Total Energy		62,436,722

Financials (5.0%)
Capital Markets (3.3%)
Artio Global Investors, Inc.	165,000	787,050
BKF Capital Group, Inc.*	51,800	60,088
Calamos Asset Management, Inc., Class A	110,000	1,442,100
Charles Schwab Corp.	225,000	3,233,250
Cohen & Steers, Inc.	350,021	11,165,670
Duff & Phelps Corp., Class A	78,000	1,212,120
Epoch Holding Corp.	470,000	11,223,600
GAM Holding AG*	270,000	3,933,200
Investment Technology Group, Inc.*	15,000	179,400
Janus Capital Group, Inc.	1,150,000	10,246,500
KBW, Inc.	300,000	5,550,000
KKR & Co. (Guernsey) LP	150,000	2,224,500
Legg Mason, Inc.	30,000	837,900
Medallion Financial Corp.	75,000	837,000
Pzena Investment Management, Inc., Class A	10,000	58,500
Steel Excel, Inc.*	205,000	5,740,000
SWS Group, Inc.	380,028	2,173,760
Waddell & Reed Financial, Inc., Class A	359,000	11,635,190

		72,539,828

Commercial Banks (0.9%)
BBCN Bancorp, Inc.*	575,000	6,399,750
Fidelity Southern Corp.	27,455	185,047
First Niagara Financial Group, Inc.	925,000	9,102,000
Hudson Valley Holding Corp.	121,000	1,951,730
Sterling Bancorp/New York	295,000	2,829,050

		20,467,577

Consumer Finance (0.2%)
Discover Financial Services	158,000	5,267,720

Insurance (0.2%)
Alleghany Corp.*	3,395	1,117,295
Argo Group International Holdings Ltd.	76,000	2,270,120

		3,387,415

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	4,200	419,832

Real Estate Management & Development (0.2%)
Capital Properties, Inc., Class A	15,060	131,022
Capital Properties, Inc., Class B(b)†	7,800	67,860
St. Joe Co.*	199,401	3,790,613
Tejon Ranch Co.*	11,000	315,040

		4,304,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	12,500	$148,250
Crazy Woman Creek Bancorp, Inc.*	15,500	108,500
Flushing Financial Corp.	300,000	4,038,000

		4,294,750

Total Financials		110,681,657

Health Care (5.6%)
Biotechnology (0.4%)
Cepheid, Inc.*	212,000	8,867,960

Health Care Equipment & Supplies (3.3%)
Alere, Inc.*	10,000	260,100
Align Technology, Inc.*	58,000	1,597,900
AngioDynamics, Inc.*	120,000	1,470,000
ArthroCare Corp.*	169,000	4,537,650
Biolase Technology, Inc.*	128,642	348,620
Cantel Medical Corp.	102,091	2,561,463
CONMED Corp.	80,000	2,389,600
Cooper Cos., Inc.	72,500	5,923,975
Cutera, Inc.*	533,085	4,557,877
Cynosure, Inc., Class A*	24,000	428,640
DENTSPLY International, Inc.	6,000	240,780
DexCom, Inc.*	55,000	573,650
DGT Holdings Corp.*	11,800	110,448
Exactech, Inc.*	215,018	3,408,035
Greatbatch, Inc.*	150,000	3,678,000
ICU Medical, Inc.*	18,500	909,460
IRIS International, Inc.*	427,000	5,768,770
Kensey Nash Corp.	93,000	2,721,180
MAKO Surgical Corp.*	64,000	2,697,600
Meridian Bioscience, Inc.	35,000	678,300
Neogen Corp.*	11,000	429,770
NuVasive, Inc.*	17,000	286,280
Orthofix International N.V.*	56,000	2,104,480
Palomar Medical Technologies, Inc.*	180,000	1,681,200
Quidel Corp.*	528,091	9,701,032
Rochester Medical Corp.*	156,000	1,530,360
RTI Biologics, Inc.*	14,000	51,800
STERIS Corp.	55,000	1,739,100
SurModics, Inc.*	164,000	2,520,680
Syneron Medical Ltd.*	30,000	321,600
Vascular Solutions, Inc.*	230,000	2,481,700
Wright Medical Group, Inc.*	210,000	4,057,200
Young Innovations, Inc.	59,000	1,824,280

		73,591,530

Health Care Providers & Services (1.5%)
Bio-Reference Labs, Inc.*	22,000	517,220
Chemed Corp.	259,000	16,234,120
Gentiva Health Services, Inc.*	600,000	5,244,000
Henry Schein, Inc.*	10,000	756,800
Metropolitan Health Networks, Inc.*	3,000	28,110
MWI Veterinary Supply, Inc.*	30,000	2,640,000
Owens & Minor, Inc.	120,000	3,649,200
Patterson Cos., Inc.	55,000	1,837,000
PSS World Medical, Inc.*	58,000	1,469,720
Universal American Corp.	10,000	107,800

		32,483,970

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	20,000	976,400

Pharmaceuticals (0.3%)
Allergan, Inc.	33,000	3,149,190
Heska Corp.	19,000	216,220
Pain Therapeutics, Inc.*	535,000	1,920,650
Par Pharmaceutical Cos., Inc.*	30,000	1,161,900

		6,447,960

Total Health Care		122,367,820

Industrials (26.5%)
Aerospace & Defense (3.4%)
AAR Corp.	75,000	1,368,750
Astronics Corp.*	10,000	349,600
Astronics Corp., Class B*†	3,860	134,135
Curtiss-Wright Corp.	850,000	31,458,500
Ducommun, Inc.*	57,149	680,073
Exelis, Inc.	15,000	187,800
GenCorp, Inc.*	1,110,451	7,884,202
HEICO Corp.	40,000	2,063,600
Innovative Solutions & Support, Inc.*	39,000	171,990
Moog, Inc., Class A*	60,000	2,573,400
Moog, Inc., Class B*	30,900	1,328,700
Precision Castparts Corp.	101,500	17,549,350
Textron, Inc.	287,000	7,987,210

		73,737,310

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	478,000	9,583,900

Building Products (0.7%)
A.O. Smith Corp.	20,000	899,000
Fortune Brands Home & Security, Inc.*	20,000	441,400
Griffon Corp.	1,250,000	13,375,000
Nortek, Inc.*	7,000	307,930

		15,023,330

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.*	180,000	2,233,800
Brink’s Co.	433,064	10,337,238
Casella Waste Systems, Inc., Class A*	170,081	1,059,605
Covanta Holding Corp.	220,000	3,570,600
Garda World Security Corp., Class A*	210,000	1,907,464
KAR Auction Services, Inc.*	500,000	8,105,000
Loomis AB, Class B	345,000	4,927,975
McGrath RentCorp	11,000	353,210
Republic Services, Inc.	390,000	11,918,400
Rollins, Inc.	652,500	13,885,200
Waste Connections, Inc.	22,500	731,925

		59,030,417

Construction & Engineering (0.7%)
Aegion Corp.*	80,000	1,426,400
Furmanite Corp.*	550,000	3,531,000
Layne Christensen Co.*	426,000	9,478,500

		14,435,900

Electrical Equipment (3.9%)
AMETEK, Inc.	266,000	12,903,660
AZZ, Inc.	5,000	258,200
Belden, Inc.	42,000	1,592,220
Franklin Electric Co., Inc.	130,000	6,379,100
GrafTech International Ltd.*	1,559,100	18,615,654
Magnetek, Inc.*	80,000	1,539,200
Rockwell Automation, Inc.	112,000	8,926,400
Roper Industries, Inc.	40,000	3,966,400
SL Industries, Inc.*	220,000	4,305,400
Thomas & Betts Corp.*	390,000	28,044,900

		86,531,134

Industrial Conglomerates (0.7%)
Raven Industries, Inc.	27,500	1,677,775
Standex International Corp.	133,000	5,478,270
Tyco International Ltd.	133,000	7,471,940

		14,627,985

Machinery (10.2%)
Albany International Corp., Class A	25,000	573,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
American Railcar Industries, Inc.*	20,000	$470,200
Ampco-Pittsburgh Corp.	320,000	6,441,600
Astec Industries, Inc.*	117,100	4,271,808
CIRCOR International, Inc.	522,000	17,366,940
CLARCOR, Inc.	360,000	17,672,400
CNH Global N.V.*	717,000	28,464,900
Columbus McKinnon Corp.*	6,000	97,740
Crane Co.	600,000	29,100,000
Donaldson Co., Inc.	224,000	8,003,520
Eastern Co.	20,000	400,000
Flowserve Corp.	34,000	3,927,340
Gorman-Rupp Co.	239,738	6,995,555
Graco, Inc.	152,000	8,065,120
Greenbrier Cos., Inc.*	115,000	2,275,850
IDEX Corp.	153,000	6,445,890
Interpump Group S.p.A.	350,000	2,985,154
Kaydon Corp.	40,000	1,020,400
Kennametal, Inc.	49,500	2,204,235
Key Technology, Inc.*	55,000	727,100
L.S. Starrett Co., Class A	213,058	2,759,101
Lincoln Electric Holdings, Inc.	116,000	5,257,120
Lindsay Corp.	77,000	5,102,790
Met-Pro Corp.	116,000	1,224,960
Middleby Corp.*	1,000	101,180
Mueller Industries, Inc.	8,000	363,600
Mueller Water Products, Inc., Class A	137,000	456,210
Navistar International Corp.*	200,000	8,090,000
Nordson Corp.	40,000	2,180,400
Robbins & Myers, Inc.	198,000	10,305,900
Tennant Co.	330,000	14,520,000
Terex Corp.*	100,000	2,250,000
Toro Co.	600	42,666
Trinity Industries, Inc.	80,000	2,636,000
Twin Disc, Inc.	69,000	1,800,210
Valmont Industries, Inc.	10,000	1,174,100
Watts Water Technologies, Inc., Class A	365,000	14,873,750
Woodward, Inc.	97,000	4,154,510

		224,801,999

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	141,072	2,083,633
RailAmerica, Inc.*	45,000	965,700

		3,049,333

Trading Companies & Distributors (3.3%)
GATX Corp.	851,025	34,296,308
Kaman Corp.	746,472	25,342,724
National Patent Development Corp.*	262,000	780,760
Rush Enterprises, Inc., Class B*	515,521	8,964,910
United Rentals, Inc.*	80,000	3,431,200

		72,815,902

Transportation Infrastructure (0.4%)
BBA Aviation plc	1,850,102	6,332,770
Macquarie Infrastructure Co. LLC	100,000	3,299,000

		9,631,770

Total Industrials		583,268,980

Information Technology (7.1%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	92,000	1,791,240
Communications Systems, Inc.	140,000	1,838,200
EchoStar Corp., Class A*	30,000	844,200
Emulex Corp.*	41,000	425,580
Loral Space & Communications, Inc.*	18,000	1,432,800
Plantronics, Inc.	45,000	1,811,700
Sycamore Networks, Inc.*	90,000	1,596,600

		9,740,320

Computers & Peripherals (2.0%)
Diebold, Inc.	588,000	22,649,760
Intermec, Inc.*	1,345,000	10,396,850
NCR Corp.*	380,000	8,249,800
Quantum Corp.*	85,000	222,700
Stratasys, Inc.*	53,000	1,935,560
TransAct Technologies, Inc.*	97,000	761,450

		44,216,120

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	6,000	435,180
Badger Meter, Inc.	57,000	1,937,430
CTS Corp.	942,301	9,913,007
Daktronics, Inc.	55,000	488,950
Itron, Inc.*	10,000	454,100
Kemet Corp.*	60,000	561,600
Littelfuse, Inc.	125,000	7,837,500
Mercury Computer Systems, Inc.*	35,000	463,750
Methode Electronics, Inc.	200,000	1,856,000
MOCON, Inc.	7,000	113,820
Park Electrochemical Corp.	572,000	17,291,560
Rofin-Sinar Technologies, Inc.*	18,071	476,532
Trans-Lux Corp.*	75,300	46,686
Zygo Corp.*	329,000	6,438,530

		48,314,645

Internet Software & Services (0.6%)
AOL, Inc.*	17,000	322,490
EarthLink, Inc.	385,000	3,076,150
Internap Network Services Corp.*	310,010	2,275,473
Stamps.com, Inc.*	90,000	2,509,200
ValueClick, Inc.*	210,000	4,145,400

		12,328,713

IT Services (0.1%)
Edgewater Technology, Inc.*‡	700,065	2,744,255

Office Electronics (0.4%)
Zebra Technologies Corp., Class A*	204,000	8,400,720

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.*	381,000	5,955,030
MoSys, Inc.*	10,000	39,700
Sevcon, Inc.*‡	506,022	3,370,106

		9,364,836

Software (1.0%)
FalconStor Software, Inc.*	335,000	1,252,900
GSE Systems, Inc.*	30,000	71,700
Guidance Software, Inc.*	11,000	121,550
Mentor Graphics Corp.*	110,000	1,634,600
Take-Two Interactive Software, Inc.*	410,000	6,307,850
Taleo Corp., Class A*	30,000	1,377,900
TiVo, Inc.*	415,000	4,975,850
Tyler Technologies, Inc.*	171,000	6,568,110

		22,310,460

Total Information Technology		157,420,069

Materials (8.9%)
Chemicals (6.0%)
A. Schulman, Inc.	25,000	675,500
Airgas, Inc.	3,000	266,910
Albemarle Corp.	23,000	1,470,160
Ashland, Inc.	122,000	7,449,320
Chemtura Corp.*	540,000	9,169,200
Core Molding Technologies, Inc.*	310,000	2,852,000
Cytec Industries, Inc.	6,000	364,740
Ferro Corp.*	2,340,170	13,900,610
FMC Corp.	10,000	1,058,600
H.B. Fuller Co.	360,000	11,818,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hawkins, Inc.	38,000	$1,413,600
Huntsman Corp.	470,000	6,584,700
Material Sciences Corp.*	16,000	132,000
Minerals Technologies, Inc.	1,000	65,410
NewMarket Corp.	75,000	14,055,000
Olin Corp.	130,000	2,827,500
Omnova Solutions, Inc.*	735,000	4,961,250
Penford Corp.*	17,000	114,920
Quaker Chemical Corp.	5,000	197,250
Rockwood Holdings, Inc.*	100,000	5,215,000
Scotts Miracle-Gro Co., Class A	83,000	4,495,280
Sensient Technologies Corp.	310,000	11,780,000
Tredegar Corp.	951,826	18,646,271
Zep, Inc.	818,192	11,781,965

		131,295,986

Construction Materials (0.2%)
Texas Industries, Inc.	116,000	4,061,160

Containers & Packaging (1.4%)
Greif, Inc., Class A	140,000	7,828,800
Greif, Inc., Class B	1,000	56,770
Myers Industries, Inc.	1,277,075	18,836,856
Sonoco Products Co.	148,000	4,913,600

		31,636,026

Metals & Mining (1.1%)
Barrick Gold Corp.	20,000	869,600
Century Aluminum Co.*	85,000	754,800
Handy & Harman Ltd.*	318,000	4,591,920
Kinross Gold Corp.	20,000	195,800
Lynas Corp., Ltd.*	250,000	283,564
Materion Corp.*	480,000	13,790,400
Molycorp, Inc.*	101,000	3,416,830

		23,902,914

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.*	520,000	4,862,000
Schweitzer-Mauduit International, Inc.	4,000	276,240

		5,138,240

Total Materials		196,034,326

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.2%)
AboveNet, Inc.*	66,000	5,464,800
Cincinnati Bell, Inc.*	4,241,319	17,050,102
HickoryTech Corp.	56,000	579,040
New Ulm Telecom, Inc.	33,000	206,250
Verizon Communications, Inc.	80,000	3,058,400

		26,358,592

Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc., Class B	200,000	7,940,000
U.S. Cellular Corp.*	100,000	4,093,000
VimpelCom Ltd. (ADR)	305,000	3,403,800

		15,436,800

Total Telecommunication Services		41,795,392

Utilities (8.1%)
Electric Utilities (3.7%)
Central Vermont Public Service Corp.	120,000	4,224,000
El Paso Electric Co.	734,000	23,847,660
FirstEnergy Corp.	10,000	455,900
Great Plains Energy, Inc.	500,000	10,135,000
Otter Tail Corp.	285,000	6,184,500
PNM Resources, Inc.	1,300,000	23,790,000
UniSource Energy Corp.	140,000	5,119,800
Westar Energy, Inc.	280,000	7,820,400

		81,577,260

Gas Utilities (1.9%)
Chesapeake Utilities Corp.	8,000	328,960
National Fuel Gas Co.	176,000	8,469,120
ONEOK, Inc.	86,000	7,022,760
Southwest Gas Corp.	590,000	25,216,600

		41,037,440

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	240,000	3,136,800
Ormat Technologies, Inc.	86,000	1,732,900

		4,869,700

Multi-Utilities (2.1%)
Black Hills Corp.	415,000	13,914,950
CH Energy Group, Inc.	264,000	17,616,720
NorthWestern Corp.	400,000	14,184,000

		45,715,670

Water Utilities (0.2%)
Cadiz, Inc.*	4,000	36,800
SJW Corp.	186,016	4,486,706
York Water Co.	54,000	934,200

		5,457,706

Total Utilities		178,657,776

Total Common Stocks (96.3%) (Cost $1,512,281,375)		2,121,898,648

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc.
12.750%	1,000	5,900

Total Preferred Stocks (0.0%) (Cost $6,528)		5,900

INVESTMENT COMPANY:
Investment Company (0.0%)
Ante5, Inc.* (Cost $14,788)	45,503	31,852

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20*	860,000	1,161,000

Total Health Care		1,161,000

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	490,000	4,900

Total Information Technology		4,900

Total Rights (0.0%) (Cost $1,884,243)		1,165,900

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	363

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/12*	100,000	10,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Warrants	Value (Note 1)
Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*	300,000	$9,000

Total Warrants (0.0%) (Cost $1,163,514)		19,523

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (3.2%)
U.S. Treasury Bills
0.07%, 6/28/12 (p)	$35,000,000	34,994,078
0.10%, 8/9/12 (p)	35,000,000	34,986,833

Total Government Securities (Cost $69,980,760)		69,980,911

Total Short-Term Investments (3.2%) (Cost $69,980,760)		69,980,911

Total Investments (99.5%) (Cost $1,585,331,208)		2,193,102,734
Other Assets Less Liabilities (0.5%)		10,938,567

Net Assets (100%)		$2,204,041,301

*	Non-income producing.

†	Securities (totaling $206,895 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$1,611,600	$—	$—	$2,227,615	$—	$—
Canterbury Park Holding Corp.	2,875,053	10,353	—	2,206,961	—	—
Edgewater Technology, Inc.	1,897,679	37,276	—	2,744,255	—	—
Griffin Land & Nurseries, Inc.	7,938,582	—	—	7,923,581	—	—
Ingles Markets, Inc., Class A	10,617,300	—	—	12,436,200	116,325	—
Katy Industries, Inc.	90,230	—	7,494	288,000	—	(2,696)
Oil-Dri Corp. of America	8,990,669	51,534	—	9,509,349	75,932	—
Schiff Nutrition International, Inc.	13,696,000	—	—	15,731,200	—	—
Sevcon, Inc.	2,340,000	35,515	—	3,370,106	—	—
Sonesta International Hotels Corp., Class A	10,923,060	—	9,469,767	—	—	1,560,033

	$60,980,173	$134,678	$9,477,261	$56,437,267	$192,257	$1,557,337

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Common Stocks
Consumer Discretionary	$493,484,505	$15,733,168	$—	$509,217,673
Consumer Staples	150,573,581	9,444,652	—	160,018,233
Energy	62,436,722	—	—	62,436,722
Financials	105,961,155	4,652,642	67,860	110,681,657
Health Care	122,257,372	110,448	—	122,367,820
Industrials	564,177,523	18,957,322	134,135	583,268,980
Information Technology	152,212,037	5,208,032	—	157,420,069
Materials	195,750,762	283,564	—	196,034,326
Telecommunication Services	41,589,142	206,250	—	41,795,392
Utilities	178,657,776	—	—	178,657,776
Investment Companies
Investment Companies	31,852	—	—	31,852
Preferred Stocks
Consumer Staples	—	5,900	—	5,900
Rights
Health Care	1,161,000	—	—	1,161,000
Information Technology	—	—	4,900	4,900
Short-Term Investments	—	69,980,911	—	69,980,911
Warrants
Consumer Discretionary	—	19,523	—	19,523

Total Assets	$2,068,293,427	$124,602,412	$206,895	$2,193,102,734

Total Liabilities	$—	$—	$—	$—

Total	$2,068,293,427	$124,602,412	$206,895	$2,193,102,734

(a)	Securities with a market value of $9,272,840 transferred from Level 2 to Level 1 since the previous quarter due to active trading.
(b)	Securities with a market value of $10,108,460 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks -Financials	Investments in Common Stocks - Industrials	Investments in Rights - Information Technology
Balance as of 12/31/11	$62,166	$—	$4,900
Total gains or losses (realized/unrealized) included in earnings	5,694	(5,790)	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	139,925	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$67,860	$134,135	$4,900

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$5,694	$(5,790)	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Financials	$67,860	Proxy Security	Comparability Analysis	Not Applicable
Common Stocks-Industrials	134,135	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
Rights-Information Technology	4,900	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$206,895

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,074,994
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$65,983,713

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$719,481,937
Aggregate gross unrealized depreciation	(126,428,076)

Net unrealized appreciation	$593,053,861

Federal income tax cost of investments	$1,600,048,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$212,247

Australia (2.2%)
Australia Government Bond
3.000%, 9/20/25	AUD	8,600,000	11,497,955
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	547,108
6.500%, 4/1/19		250,000	309,541
Queensland Treasury Corp.
6.250%, 2/21/20	AUD	3,025,000	3,381,427
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	541,690
Rio Tinto Finance USA plc
3.500%, 3/22/22		300,000	301,992
Westpac Banking Corp.
2.100%, 8/2/13		100,000	101,972
3.000%, 8/4/15		500,000	520,062
4.625%, 6/1/18		100,000	104,696

Total Australia			17,306,443

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	108,418
4.875%, 2/16/16		200,000	222,729

Total Austria			331,147

Bermuda (0.1%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		200,000	244,887
Novartis Securities Investment Ltd.
5.125%, 2/10/19		250,000	294,071
Qtel International Finance Ltd.
4.750%, 2/16/21(b)(m)		600,000	619,500

Total Bermuda			1,158,458

Brazil (1.1%)
Federative Republic of Brazil
8.000%, 1/15/18		966,667	1,151,949
5.875%, 1/15/19		445,000	530,378
12.500%, 1/5/22	BRL	9,000,000	6,546,394

Total Brazil			8,228,721

Canada (5.6%)
Bank of Montreal
1.750%, 4/29/14		$400,000	406,669
Bank of Nova Scotia
3.400%, 1/22/15		500,000	530,025
2.900%, 3/29/16		300,000	315,630
Barrick Gold Finance Co.
4.875%, 11/15/14		750,000	815,380
Canada Housing Trust No. 1
3.150%, 6/15/14§	CAD	1,100,000	1,146,153
3.350%, 12/15/20(b)§		9,500,000	10,204,796
Canadian Government Bond
2.500%, 9/1/13		4,925,000	5,031,109
2.375%, 9/10/14		$655,000	684,104
2.750%, 9/1/16	CAD	7,800,000	8,221,650
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		$250,000	252,379
Canadian National Railway Co.
5.550%, 5/15/18		252,000	297,972
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	110,302
5.700%, 5/15/17		100,000	118,444
Cenovus Energy, Inc.
5.700%, 10/15/19		345,000	410,602
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	702,824
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	656,619
Hydro Quebec
2.000%, 6/30/16		300,000	307,223
8.400%, 1/15/22		200,000	281,258
Manulife Financial Corp.
3.400%, 9/17/15		350,000	361,801
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		550,000	582,832
Province of British Columbia
4.300%, 5/30/13		100,000	104,245
Province of New Brunswick
2.750%, 6/15/18		100,000	104,216
Province of Nova Scotia
5.125%, 1/26/17		500,000	579,195
Province of Ontario
1.375%, 1/27/14		1,500,000	1,519,092
4.100%, 6/16/14		1,445,000	1,550,412
4.500%, 2/3/15		400,000	440,011
2.700%, 6/16/15		250,000	263,098
6.250%, 6/16/15	NZD	5,500,000	4,800,191
4.750%, 1/19/16		$200,000	225,869
Province of Quebec
4.600%, 5/26/15		200,000	221,878
Rogers Communications, Inc.
6.800%, 8/15/18		200,000	248,290
Royal Bank of Canada
2.625%, 12/15/15		400,000	417,532
Suncor Energy, Inc.
6.100%, 6/1/18		200,000	240,670
Teck Resources Ltd.
3.850%, 8/15/17		50,000	53,000
4.500%, 1/15/21		200,000	209,500
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	825,937
Toronto-Dominion Bank
1.375%, 7/14/14		225,000	228,686
TransCanada PipeLines Ltd.
3.800%, 10/1/20		300,000	317,143

Total Canada			43,786,737

Cayman Islands (0.7%)
IPIC GMTN Ltd.
5.000%, 11/15/20(b)§		750,000	762,276
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	209,492
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	262,520
7.875%, 3/15/19		450,000	554,537
5.750%, 1/20/20		1,280,000	1,413,860
5.375%, 1/27/21		350,000	378,280
Sable International Finance Ltd.
7.750%, 2/15/17(m)		500,000	520,625
Transocean, Inc.
4.950%, 11/15/15		500,000	534,503
Vale Overseas Ltd.
6.250%, 1/11/16		500,000	567,425

Total Cayman Islands			5,203,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		$100,000	$103,395

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	217,000
Republic of Colombia
7.375%, 3/18/19		400,000	510,617

Total Colombia			727,617

Czech Republic (0.9%)
Czech Republic Government Bond
5.000%, 4/11/19	CZK	110,500,000	6,684,799

Finland (0.0%)
Nokia Oyj
5.375%, 5/15/19		$125,000	123,184

France (0.9%)
BNP Paribas S.A.
5.000%, 1/15/21		350,000	353,298
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	1,600,000	2,229,584
France Telecom S.A.
4.375%, 7/8/14		$500,000	533,249
Pernod-Ricard S.A.
5.000%, 3/15/17	EUR	1,000,000	1,456,134
Sanofi S.A.
1.625%, 3/28/14		$350,000	356,821
4.000%, 3/29/21		250,000	272,301
Total Capital S.A.
3.125%, 10/2/15		150,000	156,514
4.450%, 6/24/20		200,000	216,086
Veolia Environnement S.A.
4.375%, 1/16/17	EUR	1,000,000	1,442,486

Total France			7,016,473

Germany (2.2%)
Bayerische Landesbank
1.875%, 6/30/14		690,000	937,029
Deutsche Bank AG/London
4.875%, 5/20/13		$500,000	518,597
6.000%, 9/1/17		400,000	454,160
Dexia Kommunalbank Deutschland AG
3.500%, 6/5/14	EUR	2,900,000	3,986,082
KfW
1.375%, 1/13/14		$1,000,000	1,014,216
3.500%, 3/10/14		1,600,000	1,688,775
1.500%, 4/4/14		500,000	508,672
4.125%, 10/15/14		400,000	433,765
2.250%, 9/21/17	EUR	2,100,000	2,902,326
6.250%, 12/4/19	AUD	2,250,000	2,503,232
2.750%, 9/8/20		$1,500,000	1,530,616
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		300,000	307,667
5.125%, 2/1/17		150,000	173,861

Total Germany			16,958,998

Hungary (0.9%)
Republic of Hungary
6.750%, 2/12/13	HUF	1,525,000,000	6,844,750

Ireland (0.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	2,058,071
XL Group plc
5.250%, 9/15/14		$400,000	420,723

Total Ireland			2,478,794

Italy (2.0%)
Republic of Italy
4.750%, 1/25/16		$200,000	$206,717
5.250%, 9/20/16		650,000	677,681
4.000%, 2/1/17	EUR	7,800,000	10,380,910
3.750%, 8/1/21		3,600,000	4,373,522

Total Italy			15,638,830

Japan (3.2%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	208,537
2.500%, 5/18/16		300,000	312,771
Japan Government Ten Year Bond
1.000%, 9/20/21	JPY	1,430,000,000	17,377,705
Japan Government Thirty Year Bond
2.000%, 9/20/41		543,000,000	6,651,852
Nomura Holdings, Inc.
5.000%, 3/4/15		$175,000	181,911
6.700%, 3/4/20		250,000	274,061
ORIX Corp.
5.000%, 1/12/16		125,000	131,418

Total Japan			25,138,255

Luxembourg (0.6%)
ArcelorMittal S.A.
5.375%, 6/1/13		400,000	414,018
3.750%, 3/1/16		50,000	49,832
6.125%, 6/1/18		495,000	519,725
6.250%, 2/25/22		1,300,000	1,314,831
Covidien International Finance S.A.
6.000%, 10/15/17		250,000	299,676
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18	EUR	400,000	533,480
Telecom Italia Capital S.A.
5.250%, 10/1/15		$600,000	620,800
Tyco Electronics Group S.A.
6.550%, 10/1/17		200,000	235,856
Tyco International Finance S.A.
4.125%, 10/15/14		500,000	534,661
Zinc Capital S.A.
8.875%, 5/15/18(m)	EUR	400,000	505,483

Total Luxembourg			5,028,362

Malaysia (0.9%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	19,650,000	6,668,066

Mexico (1.1%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	110,655
5.000%, 3/30/20		300,000	334,122
United Mexican States
5.625%, 1/15/17		750,000	867,000
5.125%, 1/15/20		400,000	458,200
8.500%, 11/18/38	MXN	77,600,000	6,722,839

Total Mexico			8,492,816

Netherlands (2.3%)
ABN Amro Bank N.V.
4.250%, 2/2/17(b)§		$1,200,000	1,217,412
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,599,678
BMW Finance N.V.
4.000%, 9/17/14		1,600,000	2,260,563
British American Tobacco Holdings B.V.
4.875%, 2/24/21		1,350,000	2,053,306
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	421,123
4.875%, 7/8/14		200,000	214,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 7/13/22	EUR	1,250,000	$1,832,337
Diageo Finance B.V.
5.300%, 10/28/15		$150,000	171,176
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,356,934
HeidelbergCement Finance B.V.
8.500%, 10/31/19		360,000	540,148
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22		$138,000	138,831
MDC-GMTN B.V.
5.500%, 4/20/21(b)§		850,000	915,025
New World Resources N.V.
7.375%, 5/15/15(m)	EUR	480,000	646,578
Rabobank Nederland N.V.
1.850%, 1/10/14		$175,000	176,850
3.875%, 2/8/22		500,000	483,065
Shell International Finance B.V.
4.000%, 3/21/14		60,000	63,961
4.300%, 9/22/19		500,000	568,636
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14		700,000	709,990
Ziggo Bond Co. B.V.
8.000%, 5/15/18§	EUR	425,000	607,917

Total Netherlands			17,977,705

New Zealand (0.3%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	2,500,000	2,292,701

Norway (1.4%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	54,200,000	10,502,984
Statoil ASA
3.125%, 8/17/17		$100,000	107,203
5.250%, 4/15/19		250,000	293,929

Total Norway			10,904,116

Peru (0.2%)
Banco de Credito del Peru/Panama
4.750%, 3/16/16(b)(m)		1,000,000	1,029,416
Republic of Peru
7.125%, 3/30/19		205,000	260,658

Total Peru			1,290,074

Poland (1.0%)
Republic of Poland
5.000%, 10/19/15		100,000	108,948
6.375%, 7/15/19		600,000	699,000
5.250%, 10/25/20	PLN	21,100,000	6,681,669
5.000%, 3/23/22		$55,000	58,163

Total Poland			7,547,780

South Africa (0.7%)
Foodcorp Pty Ltd.
8.750%, 3/1/18(m)	EUR	200,000	260,072
Republic of South Africa
6.500%, 6/2/14		$100,000	110,125
6.750%, 3/31/21	ZAR	36,650,000	4,411,253
Transnet Ltd.
4.500%, 2/10/16(b)§		$800,000	829,000

Total South Africa			5,610,450

South Korea (1.1%)
Export-Import Bank of Korea
5.875%, 1/14/15		900,000	981,180
Korea Development Bank
5.750%, 9/10/13		100,000	105,280
3.250%, 3/9/16		400,000	404,566
Korea Treasury Bond
3.750%, 6/10/13	KRW	3,550,000,000	3,142,313
5.250%, 3/10/27	KRW	3,306,500,000	$3,320,070
Republic of Korea
4.250%, 6/1/13		$400,000	413,800

Total South Korea			8,367,209

Spain (1.7%)
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		400,000	398,576
Spain Government Bond
4.250%, 10/31/16	EUR	6,200,000	8,291,845
5.850%, 1/31/22		2,580,000	3,550,402
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$150,000	153,447
6.421%, 6/20/16		300,000	318,989
5.462%, 2/16/21		250,000	242,185

Total Spain			12,955,444

Supranational (3.5%)
Asian Development Bank
0.875%, 6/10/14		300,000	301,818
2.625%, 2/9/15		2,165,000	2,281,512
Eurofima
6.250%, 12/28/18	AUD	2,000,000	2,165,647
European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	358,696
European Investment Bank
1.250%, 2/14/14		500,000	504,019
3.000%, 4/8/14		705,000	735,374
1.500%, 5/15/14		500,000	506,782
4.625%, 5/15/14		500,000	539,459
3.125%, 6/4/14		2,000,000	2,096,915
6.500%, 9/10/14	NZD	4,800,000	4,147,624
1.625%, 9/1/15		$500,000	508,212
4.625%, 10/20/15		1,400,000	1,567,276
4.875%, 2/16/16		300,000	340,622
5.125%, 9/13/16		200,000	231,487
6.125%, 1/23/17	AUD	2,360,000	2,552,917
Inter-American Development Bank
3.000%, 4/22/14		$500,000	524,017
2.250%, 7/15/15		500,000	522,278
5.125%, 9/13/16		525,000	614,793
3.875%, 2/14/20		250,000	282,731
International Bank for Reconstruction & Development
1.750%, 7/15/13		1,000,000	1,017,048
2.375%, 5/26/15		500,000	524,593
2.125%, 3/15/16		500,000	521,056
3.875%, 5/20/19	EUR	2,100,000	3,168,892
International Finance Corp.
3.000%, 4/22/14		$1,000,000	1,048,244

Total Supranational			27,062,012

Switzerland (0.3%)
Credit Suisse AG/New York
5.500%, 5/1/14		300,000	321,577
3.500%, 3/23/15		250,000	259,534
4.375%, 8/5/20		500,000	522,170
UBS AG/Connecticut
3.875%, 1/15/15		250,000	260,194
5.875%, 7/15/16		250,000	263,203
4.875%, 8/4/20		250,000	260,155
Weatherford International Ltd.
5.500%, 2/15/16		125,000	138,421
9.625%, 3/1/19		150,000	198,276

Total Switzerland			2,223,530

United Kingdom (2.3%)
AstraZeneca plc
5.400%, 6/1/14		100,000	109,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
5.900%, 9/15/17		$200,000	$240,336
BAA Funding Ltd.
4.600%, 2/15/18(b)(m)	EUR	1,501,000	2,114,795
Barclays Bank plc
5.200%, 7/10/14		$350,000	370,965
5.140%, 10/14/20		500,000	486,245
BP Capital Markets plc
5.250%, 11/7/13		340,000	363,068
3.125%, 10/1/15		500,000	527,903
3.200%, 3/11/16		400,000	424,940
4.500%, 10/1/20		100,000	110,090
British Telecommunications plc
5.950%, 1/15/18		100,000	115,677
Diageo Capital plc
5.500%, 9/30/16		300,000	349,172
Ensco plc
3.250%, 3/15/16		50,000	52,005
HSBC Holdings plc
5.100%, 4/5/21		400,000	431,511
4.000%, 3/30/22		1,250,000	1,239,025
Imperial Tobacco Finance plc
5.000%, 12/2/19	EUR	1,150,000	1,708,088
Lloyds TSB Bank plc
4.875%, 1/21/16		$250,000	259,134
6.375%, 1/21/21		100,000	107,764
National Grid plc
5.000%, 7/2/18	EUR	1,400,000	2,113,316
Nationwide Building Society
3.750%, 1/20/15		600,000	828,672
Royal Bank of Scotland plc
6.125%, 1/11/21		$500,000	537,365
Tesco plc
5.875%, 9/12/16	EUR	1,250,000	1,939,470
United Utilities Water plc
4.250%, 1/24/20		1,000,000	1,451,308
Virgin Media Finance plc
8.875%, 10/15/19	GBP	575,000	1,023,180
Virgin Media Secured Finance plc
6.500%, 1/15/18		$100,000	108,295
Vodafone Group plc
5.450%, 6/10/19		300,000	349,456
William Hill plc
7.125%, 11/11/16	GBP	350,000	596,214

Total United Kingdom			17,957,721

United States (60.9%)
Abbott Laboratories, Inc.
2.700%, 5/27/15		$250,000	264,268
5.125%, 4/1/19		400,000	469,369
ACE INA Holdings, Inc.
2.600%, 11/23/15		250,000	259,580
Aetna, Inc.
6.000%, 6/15/16		400,000	462,168
Aflac, Inc.
2.650%, 2/15/17		400,000	404,659
Alcoa, Inc.
6.150%, 8/15/20		250,000	269,728
5.870%, 2/23/22		200,000	208,408
Allstate Corp.
7.450%, 5/16/19		50,000	62,499
6.125%, 5/15/37(l)		115,000	113,563
Altria Group, Inc.
9.700%, 11/10/18		150,000	203,958
9.250%, 8/6/19		500,000	670,887
American Express Co.
4.875%, 7/15/13		200,000	209,338
7.000%, 3/19/18		275,000	334,526
8.125%, 5/20/19		470,000	616,419
American International Group, Inc.
5.050%, 10/1/15		100,000	106,899
5.850%, 1/16/18		250,000	273,675
8.250%, 8/15/18		550,000	660,150
American Tower Corp.
5.050%, 9/1/20		300,000	314,090
Ameriprise Financial, Inc.
5.300%, 3/15/20		250,000	277,646
Amgen, Inc.
2.300%, 6/15/16		50,000	50,960
3.450%, 10/1/20		500,000	501,211
Anadarko Petroleum Corp.
5.950%, 9/15/16		500,000	576,250
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		100,000	113,803
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14		125,000	126,787
6.875%, 11/15/19		500,000	635,405
5.375%, 1/15/20		450,000	528,771
4.375%, 2/15/21		125,000	139,972
Aon plc
5.000%, 9/30/20		300,000	328,948
Apache Corp.
5.625%, 1/15/17		225,000	264,209
Applied Materials, Inc.
4.300%, 6/15/21		200,000	216,165
Aristotle Holding, Inc.
3.900%, 2/15/22§		250,000	251,275
Associates Corp. of North America
6.950%, 11/1/18		100,000	114,009
AT&T, Inc.
5.625%, 6/15/16		100,000	116,617
5.500%, 2/1/18		170,000	200,218
5.800%, 2/15/19		500,000	594,222
3.875%, 8/15/21		300,000	318,342
Atmos Energy Corp.
8.500%, 3/15/19		150,000	196,335
AutoZone, Inc.
4.000%, 11/15/20		250,000	258,338
Baltimore Gas & Electric Co.
5.900%, 10/1/16		250,000	289,181
Bank of America Corp.
7.375%, 5/15/14		200,000	217,400
4.750%, 8/1/15		300,000	313,634
5.250%, 12/1/15		100,000	103,836
3.750%, 7/12/16		150,000	150,685
5.625%, 10/14/16		300,000	319,714
5.650%, 5/1/18		1,190,000	1,266,551
7.625%, 6/1/19		500,000	576,920
5.625%, 7/1/20		500,000	518,569
Bank of New York Mellon Corp.
4.300%, 5/15/14		100,000	107,037
4.150%, 2/1/21		300,000	322,479
Baxter International, Inc.
4.625%, 3/15/15		100,000	110,370
5.375%, 6/1/18		300,000	353,679
BB&T Corp.
3.200%, 3/15/16		500,000	523,995
Beam, Inc.
5.375%, 1/15/16		72,000	79,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Cos. LLC
5.700%, 11/15/14	$200,000	$220,406
5.300%, 10/30/15	100,000	110,212
4.650%, 7/2/18	200,000	213,922
BellSouth Corp.
5.200%, 9/15/14	50,000	54,608
Berkshire Hathaway Finance Corp.
4.600%, 5/15/13	500,000	521,963
4.850%, 1/15/15	530,000	589,735
Best Buy Co., Inc.
3.750%, 3/15/16	150,000	151,963
Black & Decker Corp.
4.750%, 11/1/14	100,000	108,563
Boeing Capital Corp.
2.900%, 8/15/18	250,000	261,738
Boeing Co.
5.000%, 3/15/14	175,000	190,203
Boston Properties LP
5.000%, 6/1/15	340,000	372,376
5.625%, 11/15/20	265,000	301,970
Boston Scientific Corp.
4.500%, 1/15/15	200,000	214,495
Bottling Group LLC
6.950%, 3/15/14	500,000	561,306
Bristol-Myers Squibb Co.
5.250%, 8/15/13	200,000	212,623
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	420,176
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	236,260
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	105,111
Campbell Soup Co.
4.875%, 10/1/13	100,000	106,391
Capital One Bank USA N.A.
8.800%, 7/15/19	250,000	306,375
Capital One Financial Corp.
7.375%, 5/23/14	300,000	333,218
2.125%, 7/15/14	125,000	125,960
Caterpillar Financial Services Corp.
6.125%, 2/17/14	250,000	275,645
1.650%, 4/1/14	200,000	203,987
1.375%, 5/20/14	200,000	202,900
5.500%, 3/15/16	200,000	231,521
7.150%, 2/15/19	160,000	206,091
Caterpillar, Inc.
1.375%, 5/27/14	200,000	202,938
CBS Corp.
5.750%, 4/15/20	250,000	286,502
Celgene Corp.
3.950%, 10/15/20	50,000	50,772
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	100,000	110,188
8.500%, 11/15/18	250,000	343,676
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	172,000	183,946
CenturyLink, Inc.
5.150%, 6/15/17	150,000	153,048
5.800%, 3/15/22	150,000	146,979
Charles Schwab Corp.
4.950%, 6/1/14	500,000	542,020
Chevron Corp.
3.950%, 3/3/14	500,000	532,735
Chubb Corp.
6.375%, 3/29/67(l)	250,000	260,000
Cigna Corp.
4.500%, 3/15/21	250,000	263,419
Cintas Corp. No. 2
2.850%, 6/1/16	300,000	307,648
Cisco Systems, Inc.
1.625%, 3/14/14	250,000	254,344
4.450%, 1/15/20	500,000	565,332
Citigroup, Inc.
5.500%, 4/11/13	500,000	518,811
5.500%, 10/15/14	500,000	536,505
4.587%, 12/15/15	350,000	368,228
5.300%, 1/7/16	250,000	268,606
5.850%, 8/2/16	200,000	217,726
6.125%, 11/21/17	500,000	558,331
8.500%, 5/22/19	500,000	614,853
5.375%, 8/9/20	100,000	107,896
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	441,473
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	300,000	312,435
CNA Financial Corp.
5.875%, 8/15/20	150,000	160,293
Coca-Cola Co.
0.750%, 11/15/13	200,000	200,691
1.800%, 9/1/16	200,000	203,471
3.150%, 11/15/20	450,000	469,788
Colgate-Palmolive Co.
1.250%, 5/1/14	400,000	406,648
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	100,000	144,442
Comcast Corp.
6.500%, 1/15/17	200,000	238,862
5.150%, 3/1/20	250,000	286,697
Comerica, Inc.
4.800%, 5/1/15	100,000	105,053
Commonwealth Edison Co.
3.400%, 9/1/21	400,000	407,608
Consolidated Edison Co. of New York, Inc. Series 08-A
5.850%, 4/1/18	350,000	421,150
Consumers Energy Co.
6.700%, 9/15/19	250,000	312,375
Corning, Inc.
4.250%, 8/15/20	150,000	160,055
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	118,051
COX Communications, Inc.
5.450%, 12/15/14	200,000	221,342
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	105,673
Credit Suisse USA, Inc.
5.850%, 8/16/16	200,000	225,802
CRH America, Inc.
6.000%, 9/30/16	300,000	329,824
CSX Corp.
7.375%, 2/1/19	260,000	326,303
CVS Caremark Corp.
5.750%, 6/1/17	450,000	528,199
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	326,632
Danaher Corp.
2.300%, 6/23/16	250,000	259,262
3.900%, 6/23/21	100,000	109,589
Deere & Co.
4.375%, 10/16/19	350,000	397,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Dell, Inc.
2.100%, 4/1/14	$250,000	$255,705
5.875%, 6/15/19	50,000	58,663
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	104,651
Devon Energy Corp.
4.000%, 7/15/21	300,000	320,806
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	103,660
4.600%, 2/15/21	500,000	527,583
Discover Bank/Delaware
7.000%, 4/15/20	250,000	288,125
Discovery Communications LLC
5.050%, 6/1/20	100,000	112,855
4.375%, 6/15/21	100,000	107,685
Dominion Resources, Inc.
8.875%, 1/15/19	387,000	519,413
Dover Corp.
4.300%, 3/1/21	250,000	280,073
Dow Chemical Co.
7.600%, 5/15/14	250,000	282,990
8.550%, 5/15/19	300,000	392,300
4.250%, 11/15/20	250,000	261,806
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	156,448
DTE Energy Co.
6.350%, 6/1/16	90,000	103,970
Duke Energy Corp.
5.050%, 9/15/19	435,000	493,589
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	105,785
Duke Realty LP
5.950%, 2/15/17	500,000	556,656
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	150,000	175,493
6.000%, 7/15/18	750,000	923,356
eBay, Inc.
3.250%, 10/15/20	100,000	101,365
Ecolab, Inc.
4.350%, 12/8/21	250,000	265,601
Edison International
3.750%, 9/15/17	50,000	53,000
Eli Lilly and Co.
5.200%, 3/15/17	100,000	116,898
Embarq Corp.
7.082%, 6/1/16	100,000	112,575
Energy Transfer Partners LP
4.650%, 6/1/21	400,000	407,224
Entergy Corp.
5.125%, 9/15/20	300,000	304,266
Enterprise Products Operating LLC
5.600%, 10/15/14	920,000	1,014,082
EOG Resources, Inc.
5.625%, 6/1/19	75,000	87,831
4.100%, 2/1/21	200,000	216,409
EQT Corp.
4.875%, 11/15/21	250,000	252,877
ERP Operating LP
5.250%, 9/15/14	255,000	275,107
Expedia, Inc.
5.950%, 8/15/20	150,000	154,688
Express Scripts, Inc.
3.125%, 5/15/16	500,000	517,438
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,198,967
Federal Home Loan Bank
1.875%, 6/21/13	5,000,000	5,095,891
5.250%, 6/5/17	3,500,000	4,183,637
Federal Home Loan Mortgage Corp.
0.875%, 10/28/13	6,000,000	6,046,099
0.375%, 10/30/13	6,380,000	6,381,906
4.875%, 11/15/13	4,100,000	4,399,209
4.500%, 1/15/14	1,100,000	1,177,667
2.000%, 8/25/16	2,080,000	2,161,733
5.125%, 11/17/17	1,530,000	1,834,623
Federal National Mortgage Association
3.000%, 9/16/14	2,330,000	2,462,630
4.625%, 10/15/14	1,000,000	1,102,923
2.625%, 11/20/14	5,000,000	5,271,148
0.750%, 12/19/14	4,400,000	4,419,911
0.375%, 3/16/15	1,000,000	992,106
5.375%, 6/12/17	1,300,000	1,562,040
FIA Card Services N.A.
7.125%, 11/15/12	100,000	103,217
Fifth Third Bancorp
3.625%, 1/25/16	400,000	420,880
Financing Corp. Fico
9.800%, 4/6/18	400,000	589,244
Fiserv, Inc.
4.750%, 6/15/21	150,000	156,381
Gap, Inc.
5.950%, 4/12/21	150,000	151,175
General Dynamics Corp.
3.875%, 7/15/21	100,000	107,991
General Electric Capital Corp.
5.900%, 5/13/14	750,000	823,326
4.875%, 3/4/15	300,000	329,432
2.250%, 11/9/15	250,000	256,589
5.000%, 1/8/16	100,000	111,124
5.400%, 2/15/17	300,000	342,750
5.625%, 9/15/17	100,000	116,502
5.300%, 2/11/21	700,000	749,619
6.375%, 11/15/67(l)	575,000	580,750
General Electric Co.
5.250%, 12/6/17	200,000	230,148
General Mills, Inc.
5.650%, 2/15/19	250,000	297,047
Genworth Financial, Inc.
7.200%, 2/15/21	250,000	257,436
Georgia Power Co.
3.000%, 4/15/16	250,000	262,693
Gilead Sciences, Inc.
4.400%, 12/1/21	300,000	316,205
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	250,000	301,565
Goldman Sachs Group, Inc.
5.250%, 10/15/13	500,000	523,021
5.125%, 1/15/15	400,000	425,166
5.750%, 10/1/16	600,000	644,525
5.625%, 1/15/17	550,000	579,854
6.150%, 4/1/18	750,000	811,347
6.000%, 6/15/20	500,000	526,824
Goodrich Corp.
3.600%, 2/1/21	100,000	104,328
Google, Inc.
2.125%, 5/19/16	200,000	207,073
Great Plains Energy, Inc.
4.850%, 6/1/21	100,000	105,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
GTE Corp.
6.840%, 4/15/18		$100,000	$122,293
Halliburton Co.
3.250%, 11/15/21		400,000	400,143
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		150,000	159,795
HCP, Inc.
3.750%, 2/1/16		100,000	102,971
6.000%, 1/30/17		255,000	283,077
Health Care REIT, Inc.
3.625%, 3/15/16		100,000	101,145
4.700%, 9/15/17		500,000	520,199
Hewlett-Packard Co.
6.125%, 3/1/14		500,000	544,975
2.350%, 3/15/15		500,000	510,061
5.500%, 3/1/18		600,000	684,480
Historic TW, Inc.
6.875%, 6/15/18		100,000	122,350
Home Depot, Inc.
5.250%, 12/16/13		100,000	107,924
5.400%, 3/1/16		500,000	576,559
Honeywell International, Inc.
5.400%, 3/15/16		400,000	463,180
5.300%, 3/1/18		170,000	201,086
Hospitality Properties Trust
6.300%, 6/15/16		257,000	278,746
HSBC Bank USA/New York
4.625%, 4/1/14		100,000	105,082
HSBC Finance Corp.
4.750%, 7/15/13		500,000	519,512
5.500%, 1/19/16		350,000	379,262
6.676%, 1/15/21		222,000	237,735
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	105,214
Intel Corp.
3.300%, 10/1/21		250,000	258,169
International Business Machines Corp.
1.250%, 5/12/14		200,000	202,423
5.700%, 9/14/17		800,000	960,068
International Paper Co.
7.500%, 8/15/21		250,000	314,931
4.750%, 2/15/22		150,000	158,376
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	503,000	670,851
Jefferies Group, Inc.
5.125%, 4/13/18		$200,000	194,000
Johnson & Johnson
1.200%, 5/15/14		800,000	811,834
Johnson Controls, Inc.
4.875%, 9/15/13		100,000	105,023
1.750%, 3/1/14		400,000	406,306
JPMorgan Chase & Co.
4.750%, 5/1/13		500,000	520,534
2.050%, 1/24/14		300,000	305,400
4.750%, 3/1/15		100,000	108,488
5.150%, 10/1/15		300,000	326,549
6.000%, 1/15/18		1,000,000	1,145,718
4.250%, 10/15/20		1,000,000	1,022,785
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		300,000	343,053
Juniper Networks, Inc.
4.600%, 3/15/21		100,000	106,758
Kellogg Co.
4.000%, 12/15/20		250,000	264,520
KeyBank N.A./Ohio
5.800%, 7/1/14		100,000	108,417
KeyCorp
5.100%, 3/24/21		200,000	220,458
Kimberly-Clark Corp.
4.875%, 8/15/15		600,000	675,159
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		400,000	475,757
Kraft Foods, Inc.
5.375%, 2/10/20		500,000	578,312
Kroger Co.
6.150%, 1/15/20		250,000	302,065
L-3 Communications Corp.
3.950%, 11/15/16		150,000	157,796
4.950%, 2/15/21		150,000	156,813
LG&E and KU Energy LLC
3.750%, 11/15/20		200,000	199,165
Life Technologies Corp.
5.000%, 1/15/21		200,000	216,092
Lincoln National Corp.
4.850%, 6/24/21		150,000	159,393
Lockheed Martin Corp.
4.250%, 11/15/19		300,000	323,855
Lorillard Tobacco Co.
6.875%, 5/1/20		300,000	352,737
Lowe’s Cos., Inc.
5.400%, 10/15/16		150,000	174,924
Lubrizol Corp.
5.500%, 10/1/14		100,000	110,677
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		300,000	327,750
Marathon Petroleum Corp.
5.125%, 3/1/21		250,000	270,951
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	267,792
McDonald’s Corp.
5.350%, 3/1/18		200,000	238,349
McKesson Corp.
3.250%, 3/1/16		350,000	373,952
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	119,649
4.125%, 9/15/20		200,000	204,302
Medtronic, Inc.
4.450%, 3/15/20		250,000	281,714
Mellon Funding Corp.
5.000%, 12/1/14		100,000	108,228
Merck & Co., Inc.
5.300%, 12/1/13		600,000	647,457
4.750%, 3/1/15		300,000	333,757
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		650,000	708,827
MetLife, Inc.
5.500%, 6/15/14		100,000	109,011
4.750%, 2/8/21		200,000	219,395
Series A
6.817%, 8/15/18		180,000	221,061
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	106,129
Microsoft Corp.
2.950%, 6/1/14		335,000	351,703
3.000%, 10/1/20		150,000	157,739
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		150,000	175,533
Morgan Stanley
4.750%, 4/1/14		400,000	404,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
3.800%, 4/29/16		$150,000	$146,171
4.750%, 3/22/17		250,000	249,335
6.625%, 4/1/18		600,000	631,560
7.300%, 5/13/19		750,000	807,030
5.750%, 1/25/21		500,000	496,139
Murray Street Investment Trust I
4.647%, 3/9/17(e)		250,000	250,151
Nabors Industries, Inc.
4.625%, 9/15/21		250,000	262,413
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		200,000	205,982
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	213,454
5.450%, 4/10/17		200,000	232,268
NBCUniversal Media LLC
4.375%, 4/1/21		400,000	426,523
Newell Rubbermaid, Inc.
4.700%, 8/15/20		100,000	106,490
Newmont Mining Corp.
3.500%, 3/15/22		250,000	242,278
News America, Inc.
5.650%, 8/15/20		150,000	169,867
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		150,000	180,757
Noble Energy, Inc.
4.150%, 12/15/21		250,000	253,167
Nordstrom, Inc.
6.750%, 6/1/14		250,000	281,959
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	327,898
Northrop Grumman Corp.
3.500%, 3/15/21		50,000	51,288
Novartis Capital Corp.
4.125%, 2/10/14		50,000	53,259
Occidental Petroleum Corp.
4.125%, 6/1/16		400,000	443,155
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	115,144
4.450%, 8/15/20		100,000	107,007
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	339,074
ONEOK Partners LP
8.625%, 3/1/19		250,000	324,290
ONEOK, Inc.
4.250%, 2/1/22		250,000	248,471
Oracle Corp.
3.750%, 7/8/14		250,000	267,141
5.750%, 4/15/18		500,000	604,275
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	322,051
8.250%, 10/15/18		100,000	133,117
3.500%, 10/1/20		150,000	154,961
Pemex Project Funding Master Trust
5.750%, 3/1/18		950,000	1,070,175
PepsiCo, Inc.
5.000%, 6/1/18		250,000	290,394
7.900%, 11/1/18		50,000	67,014
3.125%, 11/1/20		400,000	410,201
Pfizer, Inc.
4.750%, 6/3/16	EUR	1,350,000	2,026,023
4.650%, 3/1/18		$100,000	115,003
6.200%, 3/15/19		250,000	312,646
Philip Morris International, Inc.
4.875%, 5/16/13		500,000	524,384
5.650%, 5/16/18		200,000	239,328
Phillips 66
2.950%, 5/1/17§		150,000	152,286
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	104,750
4.750%, 5/15/18		100,000	101,250
Plains All American Pipeline LP/Plains All American Finance Corp
6.500%, 5/1/18		210,000	252,159
PNC Funding Corp.
3.625%, 2/8/15		100,000	106,230
5.250%, 11/15/15		200,000	222,332
5.125%, 2/8/20		500,000	563,033
Praxair, Inc.
3.950%, 6/1/13		500,000	519,967
Pride International, Inc.
8.500%, 6/15/19		200,000	262,842
Principal Life Income Funding Trusts
5.300%, 4/24/13		400,000	416,433
Procter & Gamble Co.
4.850%, 12/15/15		100,000	114,070
4.700%, 2/15/19		350,000	409,139
Progress Energy, Inc.
4.400%, 1/15/21		250,000	272,022
Progressive Corp.
3.750%, 8/23/21		150,000	159,939
ProLogis LP
4.500%, 8/15/17		100,000	103,155
6.875%, 3/15/20		250,000	286,476
Prudential Financial, Inc.
5.100%, 9/20/14		200,000	215,374
7.375%, 6/15/19		400,000	492,484
PSEG Power LLC
5.500%, 12/1/15		225,000	251,332
Quest Diagnostics, Inc.
3.200%, 4/1/16		500,000	521,412
Qwest Corp.
8.375%, 5/1/16		510,000	596,700
Raytheon Co.
3.125%, 10/15/20		250,000	254,662
Republic Services, Inc.
5.250%, 11/15/21		250,000	285,076
Ryder System, Inc.
3.500%, 6/1/17		200,000	207,416
Safeway, Inc.
5.000%, 8/15/19		115,000	123,224
3.950%, 8/15/20		50,000	49,552
Sara Lee Corp.
2.750%, 9/15/15		250,000	256,850
Sempra Energy
2.000%, 3/15/14		1,000,000	1,013,924
Simon Property Group LP
6.100%, 5/1/16		120,000	137,223
5.650%, 2/1/20		500,000	571,368
SLM Corp.
5.375%, 5/15/14		100,000	103,000
8.450%, 6/15/18		500,000	556,250
Southern California Edison Co.
3.875%, 6/1/21		50,000	54,454
Southwest Airlines Co.
5.125%, 3/1/17		100,000	108,147
Southwestern Electric Power Co.
6.450%, 1/15/19		150,000	178,816
Southwestern Energy Co.
4.100%, 3/15/22§		250,000	249,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Staples, Inc.
9.750%, 1/15/14	$250,000	$283,894
State of California
3.950%, 11/1/15	250,000	268,168
State of Illinois
5.365%, 3/1/17	500,000	544,735
5.877%, 3/1/19	100,000	109,987
State of Massachusetts
4.200%, 12/1/21	250,000	279,630
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	110,675
State Street Corp.
4.375%, 3/7/21	200,000	219,737
SunTrust Banks, Inc.
3.600%, 4/15/16	150,000	155,054
3.500%, 1/20/17	250,000	254,166
Target Corp.
6.000%, 1/15/18	250,000	304,148
Tennessee Valley Authority
5.500%, 7/18/17	1,800,000	2,173,355
4.500%, 4/1/18	250,000	289,663
Series E
6.250%, 12/15/17	100,000	125,740
Texas Instruments, Inc.
1.375%, 5/15/14	300,000	303,601
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	425,000	447,204
Time Warner Cable, Inc.
8.250%, 4/1/19	720,000	920,868
Time Warner, Inc.
4.700%, 1/15/21	500,000	545,601
Toyota Motor Credit Corp.
2.800%, 1/11/16	500,000	522,555
Travelers Cos., Inc.
5.750%, 12/15/17	300,000	354,127
U.S. Bancorp
1.375%, 9/13/13	400,000	404,006
U.S. Bank N.A./Ohio
6.300%, 2/4/14	750,000	821,274
4.950%, 10/30/14	100,000	109,737
4.800%, 4/15/15	100,000	109,553
U.S. Treasury Bonds
8.500%, 2/15/20	300,000	449,561
U.S. Treasury Notes
1.375%, 5/15/13	15,000,000	15,187,792
0.375%, 7/31/13	3,500,000	3,504,717
0.750%, 8/15/13	14,500,000	14,593,173
0.125%, 9/30/13	5,000,000	4,987,696
0.250%, 10/31/13	4,000,000	3,996,484
0.500%, 11/15/13	10,000,000	10,030,859
1.500%, 12/31/13	5,500,000	5,613,222
1.000%, 1/15/14	6,000,000	6,072,070
0.250%, 3/31/14	8,000,000	7,986,562
1.875%, 4/30/14	2,345,000	2,417,823
0.625%, 7/15/14	12,000,000	12,059,063
2.375%, 8/31/14	3,788,000	3,963,935
0.250%, 9/15/14	9,000,000	8,958,867
2.375%, 10/31/14	4,725,000	4,955,529
2.125%, 11/30/14	5,000,000	5,217,188
4.000%, 2/15/15	600,000	659,367
2.500%, 4/30/15	5,590,000	5,920,815
4.125%, 5/15/15	2,200,000	2,441,570
1.875%, 6/30/15	3,000,000	3,122,813
1.750%, 7/31/15	12,910,000	13,388,577
1.250%, 9/30/15	3,500,000	3,572,188
1.250%, 10/31/15	8,000,000	8,160,000
2.125%, 12/31/15	7,000,000	7,365,313
2.625%, 4/30/16	3,095,000	3,318,904
5.125%, 5/15/16	8,620,000	10,125,469
1.750%, 5/31/16	7,720,000	8,010,103
1.500%, 6/30/16	6,000,000	6,159,375
4.875%, 8/15/16	1,400,000	1,639,094
1.000%, 8/31/16	4,500,000	4,519,688
0.875%, 12/31/16	5,500,000	5,471,855
3.250%, 3/31/17	1,080,000	1,195,889
4.500%, 5/15/17	4,300,000	5,032,176
2.750%, 5/31/17	3,000,000	3,248,438
2.500%, 6/30/17	5,290,000	5,659,887
4.750%, 8/15/17	6,890,000	8,182,951
1.875%, 8/31/17	4,320,000	4,478,625
1.875%, 9/30/17	2,700,000	2,796,293
1.875%, 10/31/17	2,900,000	3,001,726
4.250%, 11/15/17	2,830,000	3,294,629
2.750%, 12/31/17	5,720,000	6,193,017
2.750%, 2/28/18	2,500,000	2,706,445
2.750%, 2/15/19	1,100,000	1,185,164
1.375%, 2/28/19	3,000,000	2,957,578
3.625%, 8/15/19	5,245,000	5,953,690
3.375%, 11/15/19	3,910,000	4,365,759
3.625%, 2/15/20	7,390,000	8,384,186
3.500%, 5/15/20	6,920,000	7,785,000
2.625%, 8/15/20	7,500,000	7,908,398
2.625%, 11/15/20	6,320,000	6,647,356
3.625%, 2/15/21	5,030,000	5,694,903
3.125%, 5/15/21	3,850,000	4,191,086
2.125%, 8/15/21	500,000	499,707
2.000%, 11/15/21	3,250,000	3,199,853
2.000%, 2/15/22	800,000	784,688
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	150,000	144,750
Unilever Capital Corp.
2.750%, 2/10/16	400,000	423,722
Union Pacific Corp.
5.700%, 8/15/18	250,000	297,690
UnionBanCal Corp.
5.250%, 12/16/13	100,000	106,035
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	208,401
United Technologies Corp.
4.875%, 5/1/15	50,000	56,050
6.125%, 2/1/19	287,000	352,007
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	228,900
6.000%, 2/15/18	150,000	181,060
URS Corp.
3.850%, 4/1/17§	150,000	149,509
Valero Energy Corp.
6.125%, 2/1/20	150,000	172,832
Verizon Communications, Inc.
4.375%, 6/1/13	200,000	208,826
1.950%, 3/28/14	300,000	306,996
5.500%, 2/15/18	250,000	294,417
8.750%, 11/1/18	600,000	812,037
Viacom, Inc.
3.500%, 4/1/17	250,000	266,485
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	100,000	114,698
Wachovia Bank N.A.
5.600%, 3/15/16	400,000	443,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Corp.
5.500%, 5/1/13	$250,000	$262,482
4.875%, 2/15/14	100,000	105,777
5.750%, 6/15/17	500,000	574,258
Wal-Mart Stores, Inc.
3.625%, 7/8/20	300,000	321,868
3.250%, 10/25/20	300,000	314,477
Walt Disney Co.
4.500%, 12/15/13	250,000	266,418
3.750%, 6/1/21	50,000	53,798
Waste Management, Inc.
7.375%, 3/11/19	83,000	104,009
WellPoint, Inc.
5.250%, 1/15/16	500,000	557,881
Wells Fargo & Co.
5.125%, 9/15/16	100,000	110,268
5.625%, 12/11/17	700,000	809,632
3.500%, 3/8/22	150,000	147,570
Western Union Co.
5.930%, 10/1/16	100,000	114,916
Williams Partners LP
4.125%, 11/15/20	400,000	407,490
Wisconsin Electric Power Co.
2.950%, 9/15/21	200,000	200,222
Wyeth LLC
5.500%, 2/1/14	50,000	54,495
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	147,750
Xcel Energy, Inc.
4.700%, 5/15/20	250,000	280,477
Xerox Corp.
4.250%, 2/15/15	500,000	529,376
2.950%, 3/15/17	250,000	252,712
6.350%, 5/15/18	100,000	116,130
Yum! Brands, Inc.
3.875%, 11/1/20	200,000	206,006

Total United States		475,299,458

Total Investments (98.5%) (Cost $736,545,917)		767,619,810
Other Assets Less Liabilities (1.5%)		11,411,399

Net Assets (100%)		$779,031,209

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $16,590,300 or 2.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CZK — Czech Koruna

EUR — European Currency Unit

GBP — British Pound

HUF — Hungary Forint

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/26/12	JPMorgan Chase Bank	1,500	1,597	$1,549,736	$1,597,152	$(47,416)
Australian Dollar vs. Japanese Yen, expiring 4/26/12	JPMorgan Chase Bank	5,375	460,685	5,553,222	5,567,005	(13,783)
Canadian Dollar vs. Japanese Yen, expiring 5/1/12	JPMorgan Chase Bank	9,000	722,618	9,018,032	8,732,700	285,332
Canadian Dollar vs. Japanese Yen, expiring 5/1/12	JPMorgan Chase Bank	3,450	278,044	3,456,913	3,360,110	96,803
Canadian Dollar vs. Japanese Yen, expiring 6/4/12	JPMorgan Chase Bank	6,950	562,154	6,958,566	6,795,566	163,000
Poland Zloty vs. Japanese Yen, expiring 5/21/12	JPMorgan Chase Bank	1,800	46,553	575,937	562,686	13,251
European Union Euro vs. Canadian Dollar, expiring 4/30/12	JPMorgan Chase Bank	5,650	7,450	7,535,685	7,465,075	70,610
European Union Euro vs. Hungarian Forint, expiring 2/12/13	JPMorgan Chase Bank	2,488	758,000	3,324,733	3,305,126	19,607
European Union Euro vs. Hungarian Forint, expiring 2/12/13	JPMorgan Chase Bank	2,501	759,000	3,342,502	3,309,486	33,016
European Union Euro vs. U.S. Dollar, expiring 6/7/12	JPMorgan Chase Bank	1,400	1,847	1,867,812	1,847,384	20,428
European Union Euro vs. U.S. Dollar, expiring 6/7/12	JPMorgan Chase Bank	1,085	1,435	1,447,555	1,435,439	12,116
European Union Euro vs. Japanese Yen, expiring 6/7/12	JPMorgan Chase Bank	1,000	109,141	1,334,152	1,319,386	14,766
U.S. Dollar vs. Danish Krone, expiring 4/18/12	JPMorgan Chase Bank	12,915	75,750	12,914,720	13,577,737	(663,017)
U.S. Dollar vs. Czech Republic Krona, expiring 5/14/12	JPMorgan Chase Bank	6,709	129,000	6,709,001	6,939,703	(230,702)
U.S. Dollar vs. South African Rand, expiring 5/29/12	JPMorgan Chase Bank	4,493	35,000	4,492,955	4,524,857	(31,902)
U.S. Dollar vs. Japanese Yen, expiring 6/7/12	JPMorgan Chase Bank	734	60,000	733,883	725,328	8,555
U.S. Dollar vs. Brazilian Real, expiring 4/16/12	State Street Bank & Trust	6,511	11,900	6,510,916	6,502,319	8,597
Danish Krone vs. U.S. Dollar, expiring 4/18/12	JPMorgan Chase Bank	3,750	648	672,165	647,571	24,594
Danish Krone vs. U.S. Dollar, expiring 4/18/12	JPMorgan Chase Bank	11,800	2,049	2,115,080	2,048,571	66,509
Danish Krone vs. European Union Euro, expiring 4/18/12	JPMorgan Chase Bank	41,900	5,639	7,510,326	7,521,202	(10,876)
Danish Krone vs. European Union Euro, expiring 4/18/12	JPMorgan Chase Bank	18,300	2,463	3,280,167	3,284,604	(4,437)
Japanese Yen vs. Australian Dollar, expiring 4/26/12	JPMorgan Chase Bank	1,570,725	19,550	18,980,948	20,198,230	(1,217,282)
Japanese Yen vs. Australian Dollar, expiring 4/26/12	JPMorgan Chase Bank	217,867	2,500	2,632,750	2,582,894	49,856
Japanese Yen vs. Canadian Dollar, expiring 5/1/12	JPMorgan Chase Bank	1,400,000	18,248	16,918,731	18,284,666	(1,365,935)
Japanese Yen vs. Poland Zloty, expiring 5/21/12	JPMorgan Chase Bank	541,305	22,500	6,542,727	7,199,213	(656,486)
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	JPMorgan Chase Bank	1,245,000	15,331	15,050,566	15,331,002	(280,436)
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	JPMorgan Chase Bank	70,000	847	846,216	846,619	(403)
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	JPMorgan Chase Bank	200,000	2,434	2,417,762	2,433,789	(16,027)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. New Zealand Dollar, expiring 6/13/12	JPMorgan Chase Bank	936,639	14,000	$11,323,519	$11,405,580	$(82,061)
Japanese Yen vs. British Pound, expiring 6/21/12	JPMorgan Chase Bank	135,431	1,045	1,637,430	1,670,566	(33,136)

						$(3,766,859)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$11,171,929	$—	$11,171,929
Consumer Staples	—	21,532,246	—	21,532,246
Energy	—	15,888,626	—	15,888,626
Financials	—	92,434,247	—	92,434,247
Health Care	—	14,226,277	—	14,226,277
Industrials	—	12,257,142	—	12,257,142
Information Technology	—	8,168,008	—	8,168,008
Materials	—	11,955,341	—	11,955,341
Telecommunication Services	—	12,257,847	—	12,257,847
Utilities	—	17,966,695	—	17,966,695
Forward Currency Contracts	—	887,040	—	887,040
Government Securities
Foreign Governments	—	173,400,070	—	173,400,070
Municipal Bonds	—	1,202,520	—	1,202,520
Supranational	—	27,062,012	—	27,062,012
U.S. Government Agencies	—	48,879,734	—	48,879,734
U.S. Treasuries	—	299,217,116	—	299,217,116

Total Assets	$—	$768,506,850	$—	$768,506,850

Liabilities:
Forward Currency Contracts	$—	$(4,653,899)	$—	$(4,653,899)

Total Liabilities	$—	$(4,653,899)	$—	$(4,653,899)

Total	$—	$763,852,951	$—	$763,852,951

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$75,390,946
Long-term U.S. Treasury securities	18,836,387

$94,227,333

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$241,270,213
Long-term U.S. Treasury securities	112,131,913

$353,402,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,005,911
Aggregate gross unrealized depreciation	(4,032,301)

Net unrealized appreciation	$30,973,610

Federal income tax cost of investments	$736,646,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
AGL Energy Ltd.	30,390	$464,322
Alumina Ltd.	172,704	220,936
Amcor Ltd.	84,186	648,798
AMP Ltd.	187,792	840,345
APA Group	33,145	175,100
Asciano Ltd.	65,072	330,284
ASX Ltd.	12,297	422,897
Australia & New Zealand Banking Group Ltd.	176,684	4,257,001
Bendigo and Adelaide Bank Ltd.	24,507	196,738
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	214,418	7,687,050
Boral Ltd.	48,609	202,917
Brambles Ltd.	97,688	718,450
Caltex Australia Ltd.	9,582	137,865
Campbell Brothers Ltd.	4,550	316,863
CFS Retail Property Trust (REIT)	115,081	213,380
Coca-Cola Amatil Ltd.	38,090	492,010
Cochlear Ltd.	3,923	251,539
Commonwealth Bank of Australia	104,857	5,441,668
Computershare Ltd.	28,895	269,378
Crown Ltd.	26,293	236,677
CSL Ltd.	35,445	1,317,727
Dexus Property Group (REIT)	307,311	276,945
Echo Entertainment Group Ltd.	44,812	203,777
Fairfax Media Ltd.	175,838	132,053
Fortescue Metals Group Ltd.	80,651	485,381
Goodman Group (REIT)	458,958	328,034
GPT Group (REIT)	115,979	374,827
Harvey Norman Holdings Ltd.	42,839	89,193
Iluka Resources Ltd.	28,211	519,866
Incitec Pivot Ltd.	115,061	375,436
Insurance Australia Group Ltd.	140,388	494,431
Leighton Holdings Ltd.	9,909	218,834
Lend Lease Group	36,148	279,706
Lynas Corp., Ltd.*	114,541	129,919
Macquarie Group Ltd.	23,618	711,434
Metcash Ltd.	54,958	244,791
Mirvac Group (REIT)	238,766	289,371
National Australia Bank Ltd.	147,520	3,759,091
Newcrest Mining Ltd.	50,936	1,565,978
Orica Ltd.	24,720	716,206
Origin Energy Ltd.	71,320	986,256
OZ Minerals Ltd.	21,276	215,098
Qantas Airways Ltd.*	69,049	127,671
QBE Insurance Group Ltd.	72,897	1,069,982
QR National Ltd.	113,602	438,926
Ramsay Health Care Ltd.	8,632	174,805
Rio Tinto Ltd.	29,234	1,980,445
Santos Ltd.	63,128	931,170
Sonic Healthcare Ltd.	24,020	311,512
SP AusNet	122,050	135,907
Stockland Corp., Ltd. (REIT)	156,029	475,171
Suncorp Group Ltd.	87,106	757,921
Sydney Airport	19,023	56,553
TABCORP Holdings Ltd.	44,812	126,258
Tatts Group Ltd.	86,000	220,926
Telstra Corp., Ltd.	295,668	1,007,621
Toll Holdings Ltd.	48,087	292,390
Transurban Group	86,040	499,097
Wesfarmers Ltd.	66,843	2,078,564
Westfield Group (REIT)	148,374	1,357,111
Westfield Retail Trust (REIT)	193,716	517,705
Westpac Banking Corp.	202,140	4,583,475
Woodside Petroleum Ltd.	42,830	1,544,361
Woolworths Ltd.	81,363	2,189,591
WorleyParsons Ltd.	13,304	394,549

		58,510,283

Austria (0.1%)
Erste Group Bank AG	12,667	292,097
Immofinanz AG*	60,112	218,387
OMV AG	10,917	388,024
Raiffeisen Bank International AG	3,303	116,738
Telekom Austria AG	24,551	285,917
Verbund AG	4,569	138,997
Vienna Insurance Group AG	2,193	96,723
Voestalpine AG	7,307	245,729

		1,782,612

Belgium (0.3%)
Ageas	149,680	328,987
Anheuser-Busch InBev N.V.	53,682	3,922,012
Belgacom S.A.	9,749	313,419
Colruyt S.A.	5,131	206,255
Delhaize Group S.A.	6,778	356,621
Groupe Bruxelles Lambert S.A.	5,384	416,764
KBC Groep N.V.	10,370	260,151
Mobistar S.A.	1,805	89,914
NV Bekaert S.A.	2,581	83,148
Solvay S.A.	3,954	468,124
UCB S.A.	6,779	292,481
Umicore S.A.	7,146	393,662

		7,131,538

Bermuda (0.1%)
Nabors Industries Ltd.*	20,461	357,863
Seadrill Ltd.	21,914	821,186

		1,179,049

Brazil (2.2%)
Banco do Brasil S.A.	69,700	990,069
BRF - Brasil Foods S.A.	336,654	6,648,430
Cia de Bebidas das Americas (Preference) (ADR)	180,000	7,437,600
Cielo S.A.	96,500	3,256,931
Itau Unibanco Holding S.A. (Preference)	116,100	2,219,666
Itau Unibanco Holding S.A. (Preference) (ADR)	235,184	4,513,181
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	191,800	1,358,555
PDG Realty S.A. Empreendimentos e Participacoes	691,900	2,384,098
Petroleo Brasileiro S.A.	58,135	770,377
Petroleo Brasileiro S.A. (BM&FBOVESPA) (ADR)	131,000	3,479,360
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	39,700	1,014,732
Petroleo Brasileiro S.A. (Preference)	343,642	4,376,826
Telefonica Brasil S.A. (ADR)	10,455	320,237
Ultrapar Participacoes S.A.	134,700	2,933,153
Vale S.A. (New York Exchange) (Preference) (ADR)	1,100	24,959
Vale S.A. (Preference), Class A	12,156	275,024
Vale S.A. (Tradegate Exchange) (Preference) (ADR)	217,085	4,925,659
Vale S.A. (ADR)	52,900	1,234,157

		48,163,014

Chile (0.6%)
Banco Santander Chile S.A (ADR)	29,900	2,574,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cencosud S.A.	406,278	$2,689,201
Empresa Nacional de Electricidad S.A.	1,161,897	2,091,486
Empresa Nacional de Electricidad S.A. (ADR)	2,900	156,542
S.A.C.I. Falabella	322,243	3,110,377
Sociedad Quimica y Minera de Chile S.A. (ADR)	45,700	2,681,219

		13,302,916

China (1.7%)
China Construction Bank Corp., Class H	6,965,420	5,381,785
China Pacific Insurance Group Co., Ltd., Class H	1,359,600	4,210,697
China Telecom Corp., Ltd., Class H	8,592,000	4,757,628
China ZhengTong Auto Services Holdings Ltd.*	1,032,500	1,034,421
Hengan International Group Co., Ltd.	337,000	3,406,649
PetroChina Co., Ltd., Class H	3,814,000	5,392,757
Ping An Insurance Group Co. of China Ltd., Class H	569,500	4,304,866
Shanghai Pharmaceuticals Holding Co., Ltd., Class H*	1,021,700	1,636,709
Tencent Holdings Ltd.	257,900	7,193,456
Tsingtao Brewery Co., Ltd., Class H	178,000	961,567
Yangzijiang Shipbuilding Holdings Ltd.	128,497	135,954

		38,416,489

Cyprus (0.1%)
Eurasia Drilling Co., Ltd. (GDR)(b)(m)	61,383	1,692,329

Czech Republic (0.2%)
CEZ A/S	71,000	3,050,408
Telefonica Czech Republic A/S	67,600	1,418,521

		4,468,929

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	37	272,153
A. P. Moller - Maersk A/S, Class B	90	694,901
Carlsberg A/S, Class B	7,243	598,445
Coloplast A/S, Class B	1,525	264,029
Danske Bank A/S*	43,759	741,146
DSV A/S	11,998	272,022
Novo Nordisk A/S, Class B	28,371	3,928,058
Novozymes A/S, Class B	15,380	447,934
TDC A/S	30,994	225,421
Tryg A/S	1,679	94,670
Vestas Wind Systems A/S*	14,108	143,116
William Demant Holding A/S*	1,548	144,271

		7,826,166

Egypt (0.1%)
Commercial International Bank Egypt SAE	114,625	473,872
Juhayna Food Industries*	938,390	683,596
Telecom Egypt Co.	671,646	1,574,587

		2,732,055

Finland (0.3%)
Elisa Oyj	8,937	214,189
Fortum Oyj	28,866	700,674
Kesko Oyj, Class B	4,663	151,309
Kone Oyj, Class B	10,522	586,166
Metso Oyj	8,066	344,782
Neste Oil Oyj	7,908	97,401
Nokia Oyj	249,713	1,359,478
Nokian Renkaat Oyj	7,794	379,828
Orion Oyj, Class B	5,670	112,070
Pohjola Bank plc, Class A	9,252	102,479
Sampo Oyj, Class A	28,639	827,704
Sanoma Oyj	4,459	57,091
Stora Enso Oyj, Class R	39,463	293,159
UPM-Kymmene Oyj	34,413	468,605
Wartsila Oyj	11,294	425,976

		6,120,911

France (2.8%)
Accor S.A.	9,784	349,320
Aeroports de Paris S.A.	2,584	212,084
Air Liquide S.A.	19,048	2,539,415
Alcatel-Lucent S.A.*	156,372	355,583
Alstom S.A.	13,916	543,059
Arkema S.A.	3,735	348,048
AtoS	3,238	186,754
AXA S.A.‡	116,240	1,927,014
BNP Paribas S.A.	64,307	3,051,134
Bouygues S.A.	12,985	397,104
Bureau Veritas S.A.	3,707	326,306
Cap Gemini S.A.	9,728	435,415
Carrefour S.A.	38,467	922,179
Casino Guichard Perrachon S.A.	3,675	362,210
Christian Dior S.A.	3,611	554,080
Cie de Saint-Gobain S.A.	26,678	1,191,411
Cie Generale de Geophysique-Veritas*	9,525	281,890
Cie Generale des Etablissements Michelin	11,916	887,271
Cie Generale d’Optique Essilor International S.A.	13,579	1,210,312
CNP Assurances S.A.	8,494	132,543
Credit Agricole S.A.	64,364	400,025
Danone S.A.	38,677	2,697,818
Dassault Systemes S.A.	3,938	362,343
Edenred	9,434	283,853
EDF S.A.	15,941	363,767
Eiffage S.A.	3,056	118,239
Eurazeo S.A.	2,087	106,188
Eutelsat Communications S.A.	8,394	310,327
Fonciere des Regions (REIT)	1,700	136,559
France Telecom S.A.	123,315	1,826,386
GDF Suez S.A.	82,833	2,139,889
Gecina S.A. (REIT)	1,655	172,918
Groupe Eurotunnel S.A. (Registered)	35,848	311,342
ICADE (REIT)	1,439	128,375
Iliad S.A.	1,335	183,925
Imerys S.A.	2,314	140,699
J.C. Decaux S.A.*	4,360	133,220
Klepierre S.A. (REIT)	7,066	245,022
Lafarge S.A.	13,528	645,643
Lagardere S.C.A.	7,764	239,508
Legrand S.A.	15,011	552,356
L’Oreal S.A.	15,858	1,956,146
LVMH Moet Hennessy Louis Vuitton S.A.	16,964	2,915,217
Natixis S.A.	55,381	213,091
Neopost S.A.	2,128	136,854
Pernod-Ricard S.A.	13,352	1,396,113
Peugeot S.A.	15,043	242,259
PPR S.A.	5,123	881,398
Publicis Groupe S.A.	9,850	543,016
Renault S.A.	12,588	663,570
Safran S.A.	11,314	415,791
Sanofi S.A.	76,042	5,905,524
Schneider Electric S.A.	32,490	2,122,830
SCOR SE	10,684	288,690
Societe BIC S.A.	1,794	180,024
Societe Generale S.A.	43,722	1,280,824
Societe Television Francaise 1 S.A.	8,553	104,729
Sodexo S.A.	6,287	516,179
Suez Environnement Co. S.A.	18,276	280,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Technip S.A.	6,400	$753,957
Thales S.A.	6,448	241,307
Total S.A.	141,530	7,218,127
Unibail-Rodamco S.A. (REIT)	6,135	1,226,928
Vallourec S.A.	7,472	473,357
Veolia Environnement S.A.	23,501	389,754
Vinci S.A.	30,001	1,564,482
Vivendi S.A.	84,034	1,542,168
Wendel S.A.	2,227	190,238

		61,354,416

Germany (2.7%)
Adidas AG	14,106	1,101,323
Allianz SE (Registered)	30,314	3,617,252
Axel Springer AG	2,931	148,037
BASF SE	61,389	5,370,149
Bayer AG (Registered)	55,252	3,886,389
Bayerische Motoren Werke (BMW) AG	22,283	2,003,941
Bayerische Motoren Werke (BMW) AG (Preference)	3,564	211,688
Beiersdorf AG	6,346	414,085
Brenntag AG	2,952	361,503
Celesio AG	6,784	122,779
Commerzbank AG*	240,222	607,769
Continental AG*	5,385	508,268
Daimler AG (Registered)	60,934	3,674,112
Deutsche Bank AG (Registered)	62,374	3,103,336
Deutsche Boerse AG	12,637	850,788
Deutsche Lufthansa AG (Registered)	14,182	198,508
Deutsche Post AG (Registered)	55,801	1,074,279
Deutsche Telekom AG (Registered)	187,318	2,255,179
E.ON AG	119,298	2,857,575
Fraport AG	2,367	148,215
Fresenius Medical Care AG & Co. KGaA	13,934	987,542
Fresenius SE & Co. KGaA	7,771	796,902
GEA Group AG	12,033	415,012
Hannover Rueckversicherung AG (Registered)	4,121	244,800
HeidelbergCement AG	9,615	581,996
Henkel AG & Co. KGaA	8,669	541,094
Henkel AG & Co. KGaA (Preference)	11,920	873,420
Hochtief AG	2,932	177,884
Infineon Technologies AG	73,971	756,290
K+S AG (Registered)	11,560	604,754
Kabel Deutschland Holding AG*	6,004	370,829
Lanxess AG	5,546	458,447
Linde AG	11,332	2,033,520
MAN SE	4,240	564,527
Merck KGaA	4,367	483,298
Metro AG	8,920	344,882
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,945	1,801,005
Porsche Automobil Holding SE (Preference)	10,112	596,772
ProSiebenSat.1 Media AG (Preference)	5,041	129,556
RWE AG	32,824	1,567,449
RWE AG (Preference)	2,963	130,269
Salzgitter AG	2,643	144,859
SAP AG	61,531	4,296,865
Siemens AG (Registered)	54,859	5,530,576
Suedzucker AG	3,957	125,999
ThyssenKrupp AG	25,743	640,834
United Internet AG (Registered)	5,693	107,286
Volkswagen AG	1,923	310,073
Volkswagen AG (Preference)	9,635	1,694,299
Wacker Chemie AG	1,071	94,431

		59,920,645

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	11,823	226,276
Hellenic Telecommunications Organization S.A.	17,719	75,385
National Bank of Greece S.A.*	65,854	168,632
OPAP S.A.	15,274	148,097

		618,390

Hong Kong (1.6%)
AIA Group Ltd.	562,400	2,060,418
Ajisen China Holdings Ltd.	966,000	1,268,835
ASM Pacific Technology Ltd.	14,000	204,261
Bank of East Asia Ltd.	97,800	367,747
Belle International Holdings Ltd.	1,637,000	2,938,592
BOC Hong Kong Holdings Ltd.	247,500	683,644
Cathay Pacific Airways Ltd.	78,000	144,438
Cheung Kong Holdings Ltd.	93,000	1,201,190
Cheung Kong Infrastructure Holdings Ltd.	33,000	200,791
China Mengniu Dairy Co., Ltd.	2,084,000	6,105,298
China Resources Enterprise Ltd.	608,000	2,121,781
China Resources Power Holdings Co., Ltd.	770,200	1,426,232
Chow Tai Fook Jewellery Group Ltd.*	866,400	1,372,307
CLP Holdings Ltd.	129,000	1,112,993
First Pacific Co., Ltd.	144,000	159,659
Foxconn International Holdings Ltd.*	112,913	80,408
Galaxy Entertainment Group Ltd.*	85,000	234,787
Hang Lung Group Ltd.	62,000	401,195
Hang Lung Properties Ltd.	166,000	608,160
Hang Seng Bank Ltd.	51,800	688,394
Henderson Land Development Co., Ltd.	63,000	347,632
HKT Trust/HKT Ltd.*	5,826	4,531
Hong Kong & China Gas Co., Ltd.	319,880	819,725
Hong Kong Exchanges and Clearing Ltd.	68,600	1,152,822
Hopewell Holdings Ltd.	37,000	101,487
Hutchison Whampoa Ltd.	142,000	1,418,985
Hysan Development Co., Ltd.	43,000	172,209
Kerry Properties Ltd.	45,000	202,529
Li & Fung Ltd.	376,000	862,826
Lifestyle International Holdings Ltd.	42,000	106,547
Link REIT (REIT)	143,000	532,184
MTR Corp.	96,000	343,672
New World Development Co., Ltd.	232,500	279,339
Noble Group Ltd.	256,181	281,238
NWS Holdings Ltd.	87,000	133,096
Orient Overseas International Ltd.	14,500	103,164
PCCW Ltd.	268,000	95,942
Power Assets Holdings Ltd.	92,500	678,960
Shangri-La Asia Ltd.	86,166	188,409
Sino Land Co., Ltd.	191,400	305,627
SJM Holdings Ltd.	104,000	211,601
Sun Hung Kai Properties Ltd.	95,000	1,180,535
Swire Pacific Ltd., Class A	48,000	538,069
Wharf Holdings Ltd.	100,100	543,969
Wheelock & Co., Ltd.	55,000	165,732
Wing Hang Bank Ltd.	9,500	94,382
Yue Yuen Industrial Holdings Ltd.	50,000	175,454

		34,421,796

Hungary (0.2%)
Richter Gedeon Nyrt.	22,419	3,845,220

India (1.8%)
ACC Ltd.	105,265	2,808,961
Asian Paints Ltd.	33,791	2,150,367
Dr. Reddy’s Laboratories Ltd.	86,783	3,006,189
Glenmark Pharmaceuticals Ltd.	342,335	2,079,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
HDFC Bank Ltd.	460,640	$4,700,436
IndusInd Bank Ltd.	381,495	2,408,634
ITC Ltd.	852,363	3,796,274
Jindal Steel & Power Ltd.	163,885	1,753,693
Larsen & Toubro Ltd.	75,448	1,938,589
Reliance Industries Ltd.	94,971	1,399,259
Tata Consultancy Services Ltd.	124,249	2,850,569
Tata Motors Ltd.	798,649	4,315,009
Tata Steel Ltd.	322,030	2,981,993
Yes Bank Ltd.	357,000	2,584,387

		38,773,434

Indonesia (1.1%)
PT Astra International Tbk	558,400	4,515,932
PT Bank Central Asia Tbk	2,221,500	1,943,570
PT Bank Mandiri Persero Tbk	4,279,000	3,205,506
PT Indofood Sukses Makmur Tbk	4,431,000	2,350,213
PT Indosat Tbk	4,638,500	2,561,726
PT Kalbe Farma Tbk	4,342,500	1,685,901
PT Lippo Karawaci Tbk	46,843,000	4,098,250
PT Telekomunikasi Indonesia Tbk	5,157,000	3,947,835

		24,308,933

Ireland (0.5%)
Accenture plc, Class A	45,636	2,943,522
Covidien plc	34,096	1,864,369
CRH plc	48,154	982,612
Elan Corp. plc*	32,760	479,520
Experian plc	65,854	1,026,475
Ingersoll-Rand plc	20,996	868,184
James Hardie Industries SE (CDI)	32,060	255,048
Kerry Group plc, Class A	9,137	422,855
Shire plc	38,171	1,233,301
WPP plc	85,255	1,165,242
XL Group plc	22,432	486,550

		11,727,678

Israel (0.2%)
Bank Hapoalim B.M.	72,164	264,983
Bank Leumi Le-Israel B.M.	74,404	234,293
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	193,470
Cellcom Israel Ltd.	4,183	52,981
Delek Group Ltd.	318	62,208
Elbit Systems Ltd.	2,042	79,220
Israel Chemicals Ltd.	29,760	338,583
Israel Corp., Ltd.	171	115,116
Israel Discount Bank Ltd., Class A*	49,932	66,083
Mizrahi Tefahot Bank Ltd.	9,369	84,415
NICE Systems Ltd.*	4,118	161,425
Partner Communications Co., Ltd.	4,716	36,376
Teva Pharmaceutical Industries Ltd.	62,500	2,763,399

		4,452,552

Italy (0.7%)
A2A S.p.A.	61,754	49,540
Assicurazioni Generali S.p.A.	77,580	1,204,373
Atlantia S.p.A.	21,149	351,170
Autogrill S.p.A.	8,219	86,762
Banca Carige S.p.A.	46,932	61,592
Banca Monte dei Paschi di Siena S.p.A.	290,895	122,636
Banco Popolare S.c.a.r.l.	122,423	232,178
Enel Green Power S.p.A.	117,434	223,186
Enel S.p.A.	435,967	1,576,890
ENI S.p.A.	160,338	3,761,495
Exor S.p.A.	3,985	100,609
Fiat Industrial S.p.A.*	52,105	555,940
Fiat S.p.A.	52,105	306,323
Finmeccanica S.p.A.	25,455	137,834
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	66,865	103,179
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	670,164	1,201,264
Luxottica Group S.p.A.	7,938	287,435
Mediaset S.p.A.	48,179	132,882
Mediobanca S.p.A.	36,667	215,368
Pirelli & C. S.p.A.	14,796	176,022
Prysmian S.p.A.	14,799	260,139
Saipem S.p.A.	17,946	926,986
Snam S.p.A.	108,030	519,551
Telecom Italia S.p.A.	637,294	757,738
Telecom Italia S.p.A. (RNC)	407,240	400,291
Terna Rete Elettrica Nazionale S.p.A.	77,448	311,323
UniCredit S.p.A.	266,718	1,336,091
Unione di Banche Italiane S.c.p.A.	51,193	216,981

		15,615,778

Japan (6.9%)
ABC-Mart, Inc.	1,200	45,161
Advantest Corp.	9,500	149,668
Aeon Co., Ltd.	40,100	527,109
Aeon Credit Service Co., Ltd.	3,200	50,337
Aeon Mall Co., Ltd.	4,900	113,842
Air Water, Inc.	12,000	154,839
Aisin Seiki Co., Ltd.	12,900	452,910
Ajinomoto Co., Inc.	43,000	539,253
Alfresa Holdings Corp.	2,300	109,345
All Nippon Airways Co., Ltd.	58,000	175,184
Amada Co., Ltd.	25,000	168,539
Aozora Bank Ltd.	41,000	118,388
Asahi Glass Co., Ltd.	68,000	576,731
Asahi Group Holdings Ltd.	26,700	591,290
Asahi Kasei Corp.	87,000	537,115
Asics Corp.	9,000	101,776
Astellas Pharma, Inc.	29,800	1,224,115
Bank of Kyoto Ltd.	22,000	199,613
Bank of Yokohama Ltd.	85,000	425,154
Benesse Holdings, Inc.	3,900	194,364
Bridgestone Corp.	44,100	1,068,800
Brother Industries Ltd.	14,600	197,912
Canon, Inc.	75,700	3,576,018
Casio Computer Co., Ltd.	15,900	113,530
Central Japan Railway Co.	104	856,929
Chiba Bank Ltd.	46,000	293,440
Chiyoda Corp.	9,000	114,281
Chubu Electric Power Co., Inc.	44,000	794,201
Chugai Pharmaceutical Co., Ltd.	14,900	274,706
Chugoku Bank Ltd.	12,000	162,233
Chugoku Electric Power Co., Inc.	20,200	375,105
Citizen Holdings Co., Ltd.	13,300	84,200
Coca-Cola West Co., Ltd.	4,700	82,393
Cosmo Oil Co., Ltd.	36,000	100,036
Credit Saison Co., Ltd.	9,800	198,321
Dai Nippon Printing Co., Ltd.	39,000	398,623
Daicel Chemical Industries Ltd.	20,000	128,791
Daido Steel Co., Ltd.	19,000	131,533
Daihatsu Motor Co., Ltd.	12,000	219,790
Dai-ichi Life Insurance Co., Ltd.	604	834,085
Daiichi Sankyo Co., Ltd.	44,900	818,040
Daikin Industries Ltd.	15,600	424,632
Dainippon Sumitomo Pharma Co., Ltd.	11,000	116,552
Daito Trust Construction Co., Ltd.	4,800	430,881
Daiwa House Industry Co., Ltd.	32,000	422,955
Daiwa Securities Group, Inc.	111,400	440,109
DeNA Co., Ltd.	7,000	193,923
Denki Kagaku Kogyo KK	32,000	127,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Denso Corp.	31,900	$1,065,646
Dentsu, Inc.	11,586	368,983
East Japan Railway Co.	22,537	1,418,603
Eisai Co., Ltd.	16,800	667,778
Electric Power Development Co., Ltd.	7,700	208,757
FamilyMart Co., Ltd.	4,300	181,829
FANUC Corp.	12,800	2,270,195
Fast Retailing Co., Ltd.	3,600	820,297
Fuji Electric Holdings Co., Ltd.	34,000	89,549
Fuji Heavy Industries Ltd.	40,000	321,372
Fujifilm Holdings Corp.	30,600	717,586
Fujitsu Ltd.	121,000	637,381
Fukuoka Financial Group, Inc.	50,000	221,699
Furukawa Electric Co., Ltd.	48,000	127,582
Gree, Inc.	5,900	148,908
GS Yuasa Corp.	21,000	115,187
Gunma Bank Ltd.	27,000	144,509
Hachijuni Bank Ltd.	30,000	176,876
Hakuhodo DY Holdings, Inc.	1,230	77,274
Hamamatsu Photonics KK	4,400	166,123
Hino Motors Ltd.	18,000	130,047
Hirose Electric Co., Ltd.	1,900	199,480
Hiroshima Bank Ltd.	32,000	146,140
Hisamitsu Pharmaceutical Co., Inc.	4,500	213,393
Hitachi Chemical Co., Ltd.	6,500	117,011
Hitachi Construction Machinery Co., Ltd.	8,300	183,609
Hitachi High-Technologies Corp.	4,500	107,376
Hitachi Ltd.	305,200	1,957,970
Hitachi Metals Ltd.	11,000	136,620
Hokkaido Electric Power Co., Inc.	12,100	177,619
Hokuhoku Financial Group, Inc.	89,000	169,892
Hokuriku Electric Power Co.	11,300	204,238
Honda Motor Co., Ltd.	108,300	4,115,060
Hoya Corp.	29,600	664,811
Ibiden Co., Ltd.	7,700	196,942
Idemitsu Kosan Co., Ltd.	1,500	149,511
IHI Corp.	93,000	234,831
INPEX Corp.	145	979,280
Isetan Mitsukoshi Holdings Ltd.	23,500	275,970
Isuzu Motors Ltd.	75,000	439,471
ITOCHU Corp.	99,000	1,080,065
ITOCHU Techno-Solutions Corp.	1,300	58,191
Iyo Bank Ltd.	19,000	168,261
J. Front Retailing Co., Ltd.	35,000	195,361
Japan Petroleum Exploration Co.	1,700	79,177
Japan Prime Realty Investment Corp. (REIT)	41	117,843
Japan Real Estate Investment Corp. (REIT)	37	325,879
Japan Retail Fund Investment Corp. (REIT)	117	173,726
Japan Steel Works Ltd.	20,000	137,006
Japan Tobacco, Inc.	300	1,689,018
JFE Holdings, Inc.	31,100	668,066
JGC Corp.	14,000	433,853
Joyo Bank Ltd.	43,000	196,895
JS Group Corp.	17,600	368,501
JSR Corp.	12,200	245,562
JTEKT Corp.	16,400	196,356
Jupiter Telecommunications Co., Ltd.	112	112,176
JX Holdings, Inc.	148,633	921,212
Kajima Corp.	60,000	182,675
Kamigumi Co., Ltd.	17,000	140,691
Kaneka Corp.	19,000	114,546
Kansai Electric Power Co., Inc.	50,300	779,082
Kansai Paint Co., Ltd.	12,000	121,058
Kao Corp.	34,900	915,825
Kawasaki Heavy Industries Ltd.	99,000	302,610
Kawasaki Kisen Kaisha Ltd.*	50,000	109,943
KDDI Corp.	199	1,288,679
Keikyu Corp.	29,000	253,667
Keio Corp.	39,000	279,413
Keisei Electric Railway Co., Ltd.	17,000	131,449
Keyence Corp.	3,080	724,137
Kikkoman Corp.	11,000	127,184
Kinden Corp.	6,000	46,321
Kintetsu Corp.	103,000	391,990
Kirin Holdings Co., Ltd.	53,000	685,792
Kobe Steel Ltd.	171,000	276,839
Koito Manufacturing Co., Ltd.	6,000	97,064
Komatsu Ltd.	62,900	1,792,692
Konami Corp.	6,800	192,736
Konica Minolta Holdings, Inc.	30,000	262,051
Kubota Corp.	79,000	758,789
Kuraray Co., Ltd.	23,400	331,055
Kurita Water Industries Ltd.	7,400	181,312
Kyocera Corp.	10,200	934,107
Kyowa Hakko Kirin Co., Ltd.	17,000	188,957
Kyushu Electric Power Co., Inc.	25,900	368,927
Lawson, Inc.	3,600	226,604
Mabuchi Motor Co., Ltd.	1,700	77,123
Makita Corp.	7,800	312,867
Marubeni Corp.	111,000	800,616
Marui Group Co., Ltd.	14,100	117,543
Maruichi Steel Tube Ltd.	3,000	70,025
Mazda Motor Corp.*	174,300	305,346
McDonald’s Holdings Co. Japan Ltd.	4,610	122,310
Medipal Holdings Corp.	9,700	125,630
MEIJI Holdings Co., Ltd.	4,722	206,235
Miraca Holdings, Inc.	3,700	144,388
Mitsubishi Chemical Holdings Corp.	93,000	496,629
Mitsubishi Corp.	93,700	2,173,541
Mitsubishi Electric Corp.	128,000	1,132,004
Mitsubishi Estate Co., Ltd.	84,000	1,497,934
Mitsubishi Gas Chemical Co., Inc.	26,000	173,710
Mitsubishi Heavy Industries Ltd.	199,000	964,105
Mitsubishi Logistics Corp.	6,000	70,823
Mitsubishi Materials Corp.	74,000	234,239
Mitsubishi Motors Corp.*	267,000	303,226
Mitsubishi Tanabe Pharma Corp.	15,000	210,402
Mitsubishi UFJ Financial Group, Inc.	853,900	4,250,414
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	180,747
Mitsui & Co., Ltd.	116,300	1,906,719
Mitsui Chemicals, Inc.	55,000	166,787
Mitsui Fudosan Co., Ltd.	55,000	1,051,891
Mitsui O.S.K. Lines Ltd.	74,000	321,856
Mizuho Financial Group, Inc.	1,521,744	2,482,004
MS&AD Insurance Group Holdings, Inc.	38,207	784,266
Murata Manufacturing Co., Ltd.	14,000	829,648
Nabtesco Corp.	6,300	129,242
Namco Bandai Holdings, Inc.	12,600	181,762
NEC Corp.*	181,000	378,313
Nexon Co., Ltd.*	179,900	3,134,177
NGK Insulators Ltd.	18,000	256,832
NGK Spark Plug Co., Ltd.	12,000	171,221
NHK Spring Co., Ltd.	9,000	96,774
Nidec Corp.	7,100	646,780
Nikon Corp.	22,400	679,821
Nintendo Co., Ltd.	6,600	992,751
Nippon Building Fund, Inc. (REIT)	39	370,352
Nippon Electric Glass Co., Ltd.	27,000	234,541
Nippon Express Co., Ltd.	55,000	214,631
Nippon Meat Packers, Inc.	12,000	152,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Paper Group, Inc.	6,592	$137,224
Nippon Sheet Glass Co., Ltd.	66,000	101,269
Nippon Steel Corp.	341,000	935,206
Nippon Telegraph & Telephone Corp.	29,459	1,336,457
Nippon Yusen KK	105,000	329,830
Nishi-Nippon City Bank Ltd.	42,000	118,739
Nissan Motor Co., Ltd.	167,300	1,780,733
Nisshin Seifun Group, Inc.	12,500	151,172
Nisshin Steel Co., Ltd.	41,000	68,853
Nissin Foods Holdings Co., Ltd.	4,400	164,528
Nitori Holdings Co., Ltd.	2,500	225,927
Nitto Denko Corp.	11,300	455,304
NKSJ Holdings, Inc.	25,781	576,234
NOK Corp.	7,800	169,627
Nomura Holdings, Inc.	237,900	1,051,968
Nomura Real Estate Holdings, Inc.	6,700	118,102
Nomura Real Estate Office Fund, Inc. (REIT)	17	101,154
Nomura Research Institute Ltd.	6,100	151,302
NSK Ltd.	30,000	230,881
NTN Corp.	31,000	131,086
NTT Data Corp.	85	298,737
NTT DoCoMo, Inc.	1,019	1,691,562
NTT Urban Development Corp.	67	54,558
Obayashi Corp.	42,000	183,182
Odakyu Electric Railway Co., Ltd.	42,000	396,810
OJI Paper Co., Ltd.	56,000	270,629
Olympus Corp.*	14,300	233,928
Omron Corp.	13,500	290,323
Ono Pharmaceutical Co., Ltd.	5,600	311,900
Oracle Corp. Japan	2,200	83,593
Oriental Land Co., Ltd.	3,400	364,359
ORIX Corp.	6,870	655,709
Osaka Gas Co., Ltd.	125,000	501,389
Otsuka Corp.	1,100	89,441
Otsuka Holdings Co., Ltd.	16,800	497,282
Panasonic Corp.	148,100	1,361,654
Rakuten, Inc.	469	491,269
Resona Holdings, Inc.	123,405	568,048
Ricoh Co., Ltd.	44,000	427,933
Rinnai Corp.	2,400	172,816
Rohm Co., Ltd.	6,500	320,799
Sankyo Co., Ltd.	4,200	206,017
Sanrio Co., Ltd.	3,000	117,071
Santen Pharmaceutical Co., Ltd.	4,800	205,002
SBI Holdings, Inc.	1,475	139,178
Secom Co., Ltd.	13,500	660,565
Sega Sammy Holdings, Inc.	13,400	280,725
Seiko Epson Corp.	8,600	120,527
Sekisui Chemical Co., Ltd.	29,000	251,565
Sekisui House Ltd.	36,000	352,736
Seven & I Holdings Co., Ltd.	50,900	1,511,565
Seven Bank Ltd.	45,000	98,405
Sharp Corp.	65,000	474,326
Shikoku Electric Power Co., Inc.	11,900	335,420
Shimadzu Corp.	17,000	153,425
Shimamura Co., Ltd.	1,700	190,190
Shimano, Inc.	5,000	301,136
Shimizu Corp.	39,000	156,433
Shin-Etsu Chemical Co., Ltd.	27,600	1,593,911
Shinsei Bank Ltd.	92,000	120,043
Shionogi & Co., Ltd.	20,600	284,722
Shiseido Co., Ltd.	25,000	431,316
Shizuoka Bank Ltd.	40,000	411,743
Showa Denko KK	90,000	204,422
Showa Shell Sekiyu KK	11,600	73,998
SMC Corp.	3,700	588,281
Softbank Corp.	59,600	1,762,006
Sojitz Corp.	77,000	137,683
Sony Corp.	67,300	1,385,516
Sony Financial Holdings, Inc.	11,400	202,465
Square Enix Holdings Co., Ltd.	3,500	73,493
Stanley Electric Co., Ltd.	8,700	138,220
Sumco Corp.*	9,100	110,713
Sumitomo Chemical Co., Ltd.	100,000	425,275
Sumitomo Corp.	75,800	1,095,286
Sumitomo Electric Industries Ltd.	50,900	696,746
Sumitomo Heavy Industries Ltd.	34,000	188,957
Sumitomo Metal Industries Ltd.	224,000	451,951
Sumitomo Metal Mining Co., Ltd.	34,000	477,733
Sumitomo Mitsui Financial Group, Inc.	89,607	2,947,926
Sumitomo Mitsui Trust Holdings, Inc.	203,020	647,545
Sumitomo Realty & Development Co., Ltd.	24,000	578,470
Sumitomo Rubber Industries Ltd.	10,600	140,744
Suruga Bank Ltd.	13,000	132,717
Suzuken Co., Ltd.	4,800	147,996
Suzuki Motor Corp.	21,900	523,092
Sysmex Corp.	4,100	165,446
T&D Holdings, Inc.	39,500	457,660
Taisei Corp.	67,000	174,846
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	194,563
Taiyo Nippon Sanso Corp.	18,000	127,003
Takashimaya Co., Ltd.	16,000	132,802
Takeda Pharmaceutical Co., Ltd.	52,800	2,325,190
TDK Corp.	8,600	487,302
Teijin Ltd.	68,000	228,392
Terumo Corp.	11,900	568,618
THK Co., Ltd.	8,300	168,768
Tobu Railway Co., Ltd.	68,000	360,662
Toho Co., Ltd.	7,000	128,464
Toho Gas Co., Ltd.	23,000	135,605
Tohoku Electric Power Co., Inc.	28,700	327,326
Tokio Marine Holdings, Inc.	47,900	1,314,255
Tokyo Electric Power Co., Inc.*	96,100	241,498
Tokyo Electron Ltd.	11,100	634,995
Tokyo Gas Co., Ltd.	163,000	768,032
Tokyu Corp.	77,000	365,603
Tokyu Land Corp.	31,000	151,685
TonenGeneral Sekiyu KK	19,000	174,918
Toppan Printing Co., Ltd.	37,000	288,776
Toray Industries, Inc.	97,000	719,560
Toshiba Corp.	267,000	1,174,194
Tosoh Corp.	30,000	83,364
TOTO Ltd.	22,000	165,591
Toyo Seikan Kaisha Ltd.	10,100	144,844
Toyo Suisan Kaisha Ltd.	6,000	155,781
Toyoda Gosei Co., Ltd.	3,500	68,123
Toyota Boshoku Corp.	3,400	40,092
Toyota Industries Corp.	11,600	349,808
Toyota Motor Corp.	184,100	7,940,522
Toyota Tsusho Corp.	14,400	293,150
Trend Micro, Inc.	6,700	205,849
Tsumura & Co.	4,300	124,215
Ube Industries Ltd.	74,000	201,160
Unicharm Corp.	7,400	390,697
Ushio, Inc.	6,900	96,952
USS Co., Ltd.	1,250	126,707
West Japan Railway Co.	11,300	453,939
Yahoo! Japan Corp.	978	316,429
Yakult Honsha Co., Ltd.	6,300	216,546
Yamada Denki Co., Ltd.	5,450	340,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaguchi Financial Group, Inc.	14,000	$127,196
Yamaha Corp.	10,100	104,697
Yamaha Motor Co., Ltd.	18,300	245,194
Yamato Holdings Co., Ltd.	27,700	428,033
Yamato Kogyo Co., Ltd.	2,200	64,190
Yamazaki Baking Co., Ltd.	7,000	100,302
Yaskawa Electric Corp.	16,000	150,393
Yokogawa Electric Corp.	15,500	156,742

		152,741,939

Luxembourg (0.1%)
ArcelorMittal S.A.	56,797	1,085,500
Millicom International Cellular S.A. (SDR)	5,284	599,020
SES S.A. (FDR)	20,273	503,044
Tenaris S.A.	32,622	622,164

		2,809,728

Macau (0.0%)
Sands China Ltd.	161,187	629,965
Wynn Macau Ltd.	109,200	319,210

		949,175

Malaysia (0.6%)
AirAsia Bhd	1,881,000	2,118,312
Axiata Group Bhd	3,669,600	6,228,797
CIMB Group Holdings Bhd	1,169,600	2,935,931
Sime Darby Bhd	904,900	2,877,012

		14,160,052

Mauritius (0.0%)
Essar Energy plc*	21,520	53,456

Mexico (0.8%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	74,900	6,162,023
Fresnillo plc	12,043	307,819
Grupo Mexico S.A.B. de C.V.	611,100	1,929,719
Grupo Televisa S.A.B. (ADR)	128,300	2,704,564
Mexichem S.A.B. de C.V.	478,700	1,844,636
Wal-Mart de Mexico S.A.B. de C.V.	1,110,300	3,725,647

		16,674,408

Netherlands (1.5%)
Aegon N.V.*	115,538	641,643
Akzo Nobel N.V.	15,277	901,998
ASML Holding N.V.	28,406	1,419,933
Corio N.V. (REIT)	3,846	202,868
Delta Lloyd N.V.	7,584	133,313
European Aeronautic Defence and Space Co. N.V.	27,576	1,129,272
Fugro N.V. (CVA)	4,525	322,389
Heineken Holding N.V.	7,786	364,485
Heineken N.V.	16,856	936,889
ING Groep N.V. (CVA)*	256,670	2,138,478
Koninklijke (Royal) KPN N.V.	97,586	1,073,481
Koninklijke Ahold N.V.	76,100	1,054,529
Koninklijke Boskalis Westminster N.V.	4,743	178,164
Koninklijke DSM N.V.	10,424	603,160
Koninklijke Philips Electronics N.V.	67,314	1,364,606
Koninklijke Vopak N.V.	4,736	272,837
QIAGEN N.V.*	15,538	241,941
Randstad Holding N.V.	8,414	317,463
Reed Elsevier N.V.	44,776	571,857
Royal Dutch Shell plc, Class A	242,831	8,480,893
Royal Dutch Shell plc, Class B	177,997	6,262,113
SBM Offshore N.V.	12,000	245,267
TNT Express N.V.	24,589	303,676
Unilever N.V. (CVA)	108,993	3,708,962
Wolters Kluwer N.V.	19,781	374,623

		33,244,840

New Zealand (0.0%)
Auckland International Airport Ltd.	72,138	145,304
Contact Energy Ltd.*	15,749	60,995
Fletcher Building Ltd.	48,640	268,430
SKYCITY Entertainment Group Ltd.	40,683	131,246
Telecom Corp. of New Zealand Ltd.	131,105	260,321

		866,296

Norway (0.2%)
Aker Solutions ASA	11,032	186,652
DNB ASA	64,877	833,925
Gjensidige Forsikring ASA	13,685	161,608
Norsk Hydro ASA	62,749	341,691
Orkla ASA	51,508	407,560
Statoil ASA	75,125	2,039,479
Telenor ASA	49,554	918,899
Yara International ASA	12,650	603,317

		5,493,131

Peru (0.3%)
Cia de Minas Buenaventura S.A. (ADR)	78,840	3,178,040
Credicorp Ltd.	32,270	4,253,832

		7,431,872

Philippines (1.0%)
Ayala Corp.	364,226	3,449,267
Metro Pacific Investments Corp.	46,509,000	4,484,623
Metropolitan Bank & Trust	2,758,861	5,612,822
Philippine Long Distance Telephone Co.	66,560	4,185,676
SM Investments Corp.	271,000	4,165,832

		21,898,220

Poland (0.3%)
Central European Distribution Corp. (Euro Comp Exchange)*	142,325	727,281
Central European Distribution Corp. (NASDAQ)*	9,755	49,848
Polskie Gornictwo Naftowe i Gazownictwo S.A.	237,624	308,816
Powszechny Zaklad Ubezpieczen S.A.	11,796	1,233,236
Telekomunikacja Polska S.A.	885,594	4,868,609

		7,187,790

Portugal (0.4%)
Banco Espirito Santo S.A. (Registered)	39,004	71,267
Cimpor Cimentos de Portugal SGPS S.A.	15,910	106,096
EDP - Energias de Portugal S.A.	130,061	378,321
Galp Energia SGPS S.A., Class B	15,375	253,040
Jeronimo Martins SGPS S.A.*	369,267	7,522,806
Portugal Telecom SGPS S.A. (Registered)	45,241	246,118

		8,577,648

Russia (0.7%)
Gazprom OAO (ADR)	310,971	3,793,846
LUKOIL OAO (ADR)	134,763	8,193,591
Rosneft Oil Co. (Registered) (GDR)	524,089	3,710,550

		15,697,987

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	114,000	183,191
CapitaLand Ltd.	169,000	419,458
CapitaMall Trust (REIT)	137,000	196,718
CapitaMalls Asia Ltd.	85,564	111,290
City Developments Ltd.	31,000	279,901
ComfortDelGro Corp., Ltd.	131,000	162,571
Cosco Corp., (Singapore) Ltd.	77,000	71,362
DBS Group Holdings Ltd.	117,000	1,319,804
Fraser and Neave Ltd.	67,000	357,106
Genting Singapore plc*	406,457	551,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Global Logistic Properties Ltd.*	123,000	$215,266
Golden Agri-Resources Ltd.	410,225	256,176
Hutchison Port Holdings Trust, Class U	350,000	267,750
Jardine Cycle & Carriage Ltd.	7,000	268,907
Keppel Corp., Ltd.	94,600	827,059
Keppel Land Ltd.	48,000	132,501
Neptune Orient Lines Ltd.	72,750	81,891
Olam International Ltd.	107,000	200,883
Oversea-Chinese Banking Corp., Ltd.	174,000	1,234,700
SembCorp Industries Ltd.	67,000	281,421
SembCorp Marine Ltd.	57,000	239,418
Singapore Airlines Ltd.	36,000	308,436
Singapore Exchange Ltd.	55,000	303,647
Singapore Press Holdings Ltd.	99,000	308,723
Singapore Technologies Engineering Ltd.	105,000	271,469
Singapore Telecommunications Ltd.	536,000	1,343,145
StarHub Ltd.	36,288	89,490
United Overseas Bank Ltd.	84,000	1,226,204
UOL Group Ltd.	31,000	116,893
Wilmar International Ltd.	130,000	506,742

		12,133,420

South Africa (0.8%)
AngloGold Ashanti Ltd.	37,513	1,381,003
AngloGold Ashanti Ltd. (ADR)	13,850	511,342
AVI Ltd.	509,027	3,078,316
Clicks Group Ltd.	445,900	2,600,066
Life Healthcare Group Holdings Ltd.	96,006	312,886
Naspers Ltd., Class N	97,844	5,497,427
Pick n Pay Stores Ltd.	488,057	2,767,629
Sasol Ltd.	47,300	2,284,533

		18,433,202

South Korea (3.4%)
Cheil Industries, Inc.	22,452	1,898,329
Cheil Worldwide, Inc.	68,738	1,098,061
Doosan Heavy Industries & Construction Co., Ltd.	12,844	723,222
Hyundai Engineering & Construction Co., Ltd.	44,480	3,171,955
Hyundai Heavy Industries Co., Ltd.	12,619	3,580,609
Hyundai Motor Co.	34,505	7,095,596
Hyundai Steel Co.	21,197	1,908,207
KB Financial Group, Inc.	73,541	2,683,836
Korea Aerospace Industries Ltd.	66,940	1,716,259
Korean Air Lines Co., Ltd.*	43,384	1,914,479
LG Chem Ltd.	13,815	4,511,319
LG Household & Health Care Ltd.	3,400	1,785,446
Mando Corp.	9,223	1,355,306
NCSoft Corp.	7,230	1,911,112
NHN Corp.	11,604	2,662,760
Samsung Electronics Co., Ltd.	16,841	18,950,863
Samsung Electronics Co., Ltd. (Preference)	6,038	4,236,539
Samsung Fire & Marine Insurance Co., Ltd.	11,726	2,214,698
Samsung Heavy Industries Co., Ltd.	39,040	1,300,702
Shinhan Financial Group Co., Ltd.	95,419	3,684,375
SK C&C Co., Ltd.	17,797	1,759,202
SK Innovation Co., Ltd.	11,531	1,684,286
SM Entertainment Co.*	28,163	1,191,820
SSCP Co., Ltd.*	4,310	18,335
Woongjin Coway Co., Ltd.	76,158	2,527,285

		75,584,601

Spain (0.9%)
Abertis Infraestructuras S.A.	26,106	444,446
Acciona S.A.	1,464	102,235
Acerinox S.A.	6,517	83,762
ACS Actividades de Construccion y Servicios S.A.	9,449	241,835
Amadeus IT Holding S.A., Class A	20,501	386,892
Banco Bilbao Vizcaya Argentaria S.A.	310,751	2,473,015
Banco de Sabadell S.A.	131,432	357,944
Banco Popular Espanol S.A.	65,296	234,259
Banco Santander S.A.	570,796	4,392,531
Bankia S.A.*	57,848	209,544
Bankinter S.A.	11,443	60,024
CaixaBank	49,867	194,136
Distribuidora Internacional de Alimentacion S.A.*	38,467	190,695
EDP Renovaveis S.A.*	11,889	59,081
Enagas S.A.	12,072	232,329
Ferrovial S.A.	24,121	277,243
Fomento de Construcciones y Contratas S.A.	2,498	55,804
Gas Natural SDG S.A.	24,608	393,180
Grifols S.A.*	9,309	198,647
Iberdrola S.A.	254,756	1,446,393
Inditex S.A.	14,410	1,380,281
Indra Sistemas S.A.	6,558	80,362
Mapfre S.A.	47,118	151,699
Red Electrica Corporacion S.A.	6,880	336,662
Repsol YPF S.A.	53,136	1,333,017
Telefonica S.A.	273,287	4,477,672
Zardoya Otis S.A.	10,981	142,206

		19,935,894

Sweden (1.0%)
Alfa Laval AB	22,876	470,604
Assa Abloy AB, Class B	21,485	674,836
Atlas Copco AB, Class A	45,380	1,098,180
Atlas Copco AB, Class B	26,389	568,801
Boliden AB	18,620	292,424
Electrolux AB, Class B	16,788	355,005
Getinge AB, Class B	13,365	380,599
Hennes & Mauritz AB, Class B	67,975	2,459,750
Hexagon AB, Class B	16,887	327,744
Holmen AB, Class B	4,318	118,592
Husqvarna AB, Class B	27,976	168,766
Industrivarden AB, Class C	7,710	114,558
Investment AB Kinnevik, Class B	12,656	294,410
Investor AB, Class B	29,552	655,292
Lundin Petroleum AB*	14,944	320,303
Modern Times Group AB, Class B	2,747	151,305
Nordea Bank AB	176,330	1,603,170
Ratos AB, Class B	11,418	158,521
Sandvik AB	66,254	956,386
Scania AB, Class B	21,665	450,604
Securitas AB, Class B	21,200	204,444
Skandinaviska Enskilda Banken AB, Class A	90,976	646,312
Skanska AB, Class B	27,529	477,278
SKF AB, Class B	26,519	647,362
SSAB AB, Class A	10,174	96,191
Svenska Cellulosa AB, Class B	37,846	655,575
Svenska Handelsbanken AB, Class A	32,018	1,020,677
Swedbank AB, Class A	54,295	843,666
Swedish Match AB	13,971	556,238
Tele2 AB, Class B	21,456	437,825
Telefonaktiebolaget LM Ericsson, Class B	202,094	2,094,009
TeliaSonera AB	144,020	1,004,426
Volvo AB, Class B	92,361	1,345,809

		21,649,662

Switzerland (3.2%)
ABB Ltd. (Registered)*	147,000	3,015,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ACE Ltd.	23,779	$1,740,623
Actelion Ltd. (Registered)*	7,435	271,801
Adecco S.A. (Registered)*	8,920	467,393
Aryzta AG*	5,931	293,035
Baloise Holding AG (Registered)	3,053	245,877
Barry Callebaut AG (Registered)*	124	124,247
Cie Financiere Richemont S.A., Class A	35,123	2,202,240
Credit Suisse Group AG (Registered)*	75,741	2,158,874
GAM Holding AG*	13,208	192,406
Geberit AG (Registered)*	2,601	544,288
Givaudan S.A. (Registered)*	522	503,091
Glencore International plc	90,058	560,922
Holcim Ltd. (Registered)*	16,227	1,058,791
Julius Baer Group Ltd.*	13,803	557,197
Kuehne + Nagel International AG (Registered)	3,604	487,480
Lindt & Spruengli AG	57	183,117
Lindt & Spruengli AG (Registered)	7	260,513
Lonza Group AG (Registered)*	3,207	165,768
Nestle S.A. (Registered)	220,313	13,862,610
Noble Corp.*	17,828	668,015
Novartis AG (Registered)	155,965	8,631,895
Pargesa Holding S.A.	1,892	136,026
Partners Group Holding AG	903	176,159
Roche Holding AG	46,906	8,163,213
Schindler Holding AG	3,285	395,204
Schindler Holding AG (Registered)	1,478	176,666
SGS S.A. (Registered)	366	711,971
Sika AG	136	294,388
Sonova Holding AG (Registered)*	3,050	338,889
STMicroelectronics N.V.	43,194	352,963
Straumann Holding AG (Registered)*	491	83,547
Sulzer AG (Registered)	1,625	230,960
Swatch Group AG	7,702	3,545,121
Swatch Group AG (Registered)	2,966	238,377
Swiss Life Holding AG (Registered)*	2,140	254,610
Swiss Reinsurance Co., Ltd.*	23,423	1,495,886
Swisscom AG (Registered)	1,535	620,496
Syngenta AG (Registered)*	6,344	2,193,378
TE Connectivity Ltd.	30,115	1,106,726
Transocean Ltd.	22,765	1,242,025
Tyco International Ltd.	32,421	1,821,412
UBS AG (Registered)*	241,903	3,389,911
Wolseley plc	19,314	736,483
Xstrata plc	137,865	2,355,101
Zurich Financial Services AG*	9,796	2,632,668

		70,888,249

Taiwan (1.6%)
Advanced Semiconductor Engineering, Inc.	1,717,000	1,727,792
Asustek Computer, Inc.	259,862	2,452,068
Catcher Technology Co., Ltd.	242,000	1,709,567
Chailease Holding Co., Ltd.*	552,000	791,123
Formosa Plastics Corp.	564,000	1,660,594
Foxconn Technology Co., Ltd.	2,000	8,267
Fubon Financial Holding Co., Ltd.	1,525,849	1,718,968
Hon Hai Precision Industry Co., Ltd.	1,744,033	6,765,887
HTC Corp.	65,812	1,331,202
Lung Yen Life Service Corp.	274,000	873,584
MStar Semiconductor, Inc.	350,000	2,140,473
Taiwan Cement Corp.	1,383,000	1,618,955
Taiwan Semiconductor Manufacturing Co., Ltd.	3,085,133	8,874,546
Uni-President Enterprises Corp.	1,823,016	2,523,174
Yuanta Financial Holding Co., Ltd.*	1,551,000	806,649

		35,002,849

Thailand (0.9%)
Banpu PCL (NVDR)	154,250	3,040,000
Kasikornbank PCL	90,500	459,100
Kasikornbank PCL (NVDR)	898,900	4,487,216
Land and Houses PCL (NVDR)	15,605,000	3,490,259
PTT PCL	17,600	201,958
PTT PCL (NVDR)	245,100	2,812,493
Siam Cement PCL (NVDR)	272,200	3,132,285
Thai Airways International PCL*	1,927,000	1,608,436
Thai Airways International PCL (NVDR)*	487,300	406,742

		19,638,489

Turkey (0.8%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	389,482	5,441,341
Coca-Cola Icecek A/S	114,424	1,460,554
Haci Omer Sabanci Holding A/S	591,943	2,544,063
Turk Telekomunikasyon A/S	675,958	2,935,485
Turkiye Garanti Bankasi A/S	1,441,355	5,709,458

		18,090,901

United Kingdom (6.5%)
3i Group plc	66,027	226,006
Admiral Group plc	14,459	274,520
Aggreko plc	17,652	635,273
AMEC plc	22,573	400,049
Anglo American plc	88,397	3,304,308
Antofagasta plc	26,824	494,265
Aon Corp.	23,014	1,129,067
ARM Holdings plc	90,118	853,331
Associated British Foods plc	24,063	469,563
AstraZeneca plc	87,244	3,878,005
Aviva plc	194,938	1,033,628
Babcock International Group plc	24,366	310,423
BAE Systems plc	219,158	1,051,279
Balfour Beatty plc	49,527	226,169
Barclays plc	773,487	2,910,495
BG Group plc	226,593	5,248,066
BHP Billiton plc	140,823	4,296,575
BP plc	1,266,701	9,371,671
British American Tobacco plc	131,905	6,646,989
British Land Co. plc (REIT)	55,214	423,823
British Sky Broadcasting Group plc	76,750	829,869
BT Group plc	511,777	1,853,282
Bunzl plc	22,311	358,292
Burberry Group plc	29,503	706,435
Capita Group plc	42,386	496,609
Capital Shopping Centres Group plc (REIT)	41,250	218,656
Carnival plc	12,403	396,375
Centrica plc	350,706	1,774,859
Cobham plc	77,862	285,322
Compass Group plc	126,139	1,322,532
Diageo plc	167,457	4,024,408
Eurasian Natural Resources Corp.	16,968	160,806
G4S plc	92,832	404,621
GKN plc	103,615	341,574
GlaxoSmithKline plc	336,900	7,525,341
Hammerson plc (REIT)	47,795	317,718
HSBC Holdings plc	1,191,215	10,570,873
ICAP plc	35,028	220,075
Imperial Tobacco Group plc	67,719	2,745,824
Inmarsat plc	29,611	218,011
Intercontinental Hotels Group plc	20,251	470,648
International Consolidated Airlines Group S.A.*	63,077	181,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
International Power plc	103,564	$670,885
Intertek Group plc	10,772	432,641
Invensys plc	54,867	174,642
Investec plc	34,104	208,542
ITV plc	253,129	357,711
J Sainsbury plc	79,000	393,360
Johnson Matthey plc	14,603	551,003
Kazakhmys plc	14,558	211,433
Kingfisher plc	160,673	788,208
Land Securities Group plc (REIT)	51,426	594,299
Legal & General Group plc	398,734	833,572
Lloyds Banking Group plc*	2,735,599	1,470,417
London Stock Exchange Group plc	9,901	163,751
Lonmin plc	10,347	169,141
Man Group plc	129,264	278,709
Marks & Spencer Group plc	107,420	651,191
Meggitt plc	52,256	337,594
National Grid plc	239,332	2,413,627
Next plc	11,909	568,215
Old Mutual plc	374,083	948,976
Pearson plc	55,172	1,028,085
Petrofac Ltd.	17,068	475,025
Prudential plc	167,988	2,008,509
Randgold Resources Ltd.	6,129	526,439
Reckitt Benckiser Group plc	40,957	2,314,494
Reed Elsevier plc	82,492	732,300
Resolution Ltd.	93,803	392,049
Rexam plc	59,650	408,451
Rio Tinto plc	91,763	5,057,864
Rolls-Royce Holdings plc*	126,126	1,638,117
Royal Bank of Scotland Group plc*	1,149,810	508,333
RSA Insurance Group plc	232,102	388,325
SABMiller plc (Johannesburg Stock Exchange)	154,798	6,200,395
SABMiller plc (Quote MTF Exchange)	63,252	2,538,901
Sage Group plc	89,347	427,588
Schroders plc	7,922	200,206
Segro plc (REIT)	53,370	200,438
Serco Group plc	33,377	289,622
Severn Trent plc	16,096	397,511
Smith & Nephew plc	60,237	610,371
Smiths Group plc	26,526	446,346
SSE plc	62,797	1,334,898
Standard Chartered plc	158,609	3,957,643
Standard Life plc	152,112	558,867
Subsea 7 S.A.*	18,879	499,926
Tate & Lyle plc	31,406	354,149
Tesco plc	531,675	2,806,367
TUI Travel plc	36,884	115,809
Tullow Oil plc	60,182	1,469,907
Unilever plc	85,573	2,825,080
United Utilities Group plc	46,387	446,289
Vedanta Resources plc	7,791	153,030
Vodafone Group plc	3,359,367	9,252,835
Weir Group plc	14,046	396,310
Whitbread plc	11,912	351,342
WM Morrison Supermarkets plc	141,807	675,924

		142,812,925

United States (40.7%)
3M Co.	48,993	4,370,666
Abbott Laboratories	110,881	6,795,896
Abercrombie & Fitch Co., Class A	6,053	300,289
Adobe Systems, Inc.*	34,810	1,194,331
Advanced Micro Devices, Inc.*	41,905	336,078
AES Corp.*	45,052	588,830
Aetna, Inc.	24,733	1,240,607
Aflac, Inc.	32,862	1,511,323
Agilent Technologies, Inc.	24,544	1,092,453
AGL Resources, Inc.	8,135	319,055
Air Products and Chemicals, Inc.	14,877	1,365,709
Airgas, Inc.	4,872	433,462
Akamai Technologies, Inc.*	12,608	462,714
Alcoa, Inc.	75,550	757,011
Allegheny Technologies, Inc.	7,625	313,921
Allergan, Inc.	21,476	2,049,455
Allstate Corp.	35,172	1,157,862
Alpha Natural Resources, Inc.*	15,200	231,192
Altera Corp.	22,699	903,874
Altria Group, Inc.	144,277	4,453,831
Amazon.com, Inc.*	25,672	5,198,837
Ameren Corp.	16,975	553,046
American Electric Power Co., Inc.	33,954	1,309,945
American Express Co.	71,562	4,140,577
American International Group, Inc.*	37,953	1,170,091
American Tower Corp. (REIT)	27,768	1,749,939
Ameriprise Financial, Inc.	15,667	895,056
AmerisourceBergen Corp.	18,160	720,589
Amgen, Inc.	55,763	3,791,326
Amphenol Corp., Class A	11,448	684,247
Anadarko Petroleum Corp.	35,145	2,753,259
Analog Devices, Inc.	21,008	848,723
Apache Corp.	27,100	2,721,924
Apartment Investment & Management Co. (REIT), Class A	8,573	226,413
Apollo Group, Inc., Class A*	7,932	306,492
Apple, Inc.*	65,754	39,417,550
Applied Materials, Inc.	91,455	1,137,700
Archer-Daniels-Midland Co.	46,818	1,482,258
Assurant, Inc.	6,194	250,857
AT&T, Inc.	418,105	13,057,419
Autodesk, Inc.*	15,803	668,783
Automatic Data Processing, Inc.	34,588	1,908,912
AutoNation, Inc.*	3,171	108,797
AutoZone, Inc.*	1,926	716,087
AvalonBay Communities, Inc. (REIT)	6,687	945,207
Avery Dennison Corp.	7,489	225,644
Avon Products, Inc.	30,285	586,318
Baker Hughes, Inc.	30,897	1,295,820
Ball Corp.	11,034	473,138
Bank of America Corp.	756,835	7,242,911
Bank of New York Mellon Corp.	84,805	2,046,345
Baxter International, Inc.	39,535	2,363,402
BB&T Corp.	49,018	1,538,675
Beam, Inc.	11,121	651,357
Becton, Dickinson and Co.	14,830	1,151,550
Bed Bath & Beyond, Inc.*	16,712	1,099,148
Bemis Co., Inc.	7,220	233,134
Berkshire Hathaway, Inc., Class B*	123,990	10,061,789
Best Buy Co., Inc.	20,052	474,831
Big Lots, Inc.*	4,577	196,903
Biogen Idec, Inc.*	16,844	2,121,839
BlackRock, Inc.	7,076	1,449,872
BMC Software, Inc.*	11,587	465,334
Boeing Co.	52,585	3,910,746
BorgWarner, Inc.*	7,719	651,020
Boston Properties, Inc. (REIT)	10,477	1,099,980
Boston Scientific Corp.*	102,446	612,627
Bristol-Myers Squibb Co.	119,103	4,019,726
Broadcom Corp., Class A*	34,578	1,358,915
Brown-Forman Corp., Class B	7,042	587,232
C.H. Robinson Worldwide, Inc.	11,520	754,445
C.R. Bard, Inc.	5,985	590,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
CA, Inc.	25,649	$706,886
Cablevision Systems Corp. - New York Group, Class A	15,573	228,612
Cabot Oil & Gas Corp.	14,742	459,508
Cameron International Corp.*	17,366	917,446
Campbell Soup Co.	12,663	428,643
Capital One Financial Corp.	39,013	2,174,585
Cardinal Health, Inc.	24,306	1,047,832
CareFusion Corp.*	15,882	411,820
CarMax, Inc.*	15,984	553,846
Carnival Corp.	31,809	1,020,433
Caterpillar, Inc.	45,663	4,864,023
CBRE Group, Inc., Class A*	23,216	463,391
CBS Corp., Class B	45,681	1,549,043
Celgene Corp.*	30,960	2,400,019
CenterPoint Energy, Inc.	30,082	593,217
CenturyLink, Inc.	43,685	1,688,425
Cerner Corp.*	10,334	787,037
CF Industries Holdings, Inc.	4,630	845,670
Charles Schwab Corp.	76,202	1,095,023
Chesapeake Energy Corp.	46,701	1,082,062
Chevron Corp.	139,433	14,952,795
Chipotle Mexican Grill, Inc.*	2,215	925,870
Chubb Corp.	19,135	1,322,420
Cigna Corp.	20,290	999,283
Cincinnati Financial Corp.	11,308	390,239
Cintas Corp.	7,786	304,588
Cisco Systems, Inc.	379,814	8,033,066
Citigroup, Inc.	206,527	7,548,562
Citrix Systems, Inc.*	13,036	1,028,671
Cliffs Natural Resources, Inc.	10,041	695,440
Clorox Co.	9,169	630,369
CME Group, Inc.	4,687	1,356,090
CMS Energy Corp.	18,120	398,640
Coach, Inc.	20,307	1,569,325
Coca-Cola Co.	159,639	11,814,882
Coca-Cola Enterprises, Inc.	21,215	606,749
Cognizant Technology Solutions Corp., Class A*	21,389	1,645,884
Colgate-Palmolive Co.	33,832	3,308,093
Comcast Corp., Class A	190,201	5,707,932
Comerica, Inc.	14,049	454,626
Computer Sciences Corp.	10,759	322,124
ConAgra Foods, Inc.	28,965	760,621
ConocoPhillips	90,262	6,860,815
Consol Energy, Inc.	15,931	543,247
Consolidated Edison, Inc.	20,617	1,204,445
Constellation Brands, Inc., Class A*	12,241	288,765
Cooper Industries plc	11,114	710,740
Corning, Inc.	107,398	1,512,164
Costco Wholesale Corp.	30,668	2,784,654
Coventry Health Care, Inc.	9,986	355,202
Crown Castle International Corp.*	17,647	941,291
CSX Corp.	74,297	1,598,871
Cummins, Inc.	13,513	1,622,101
CVS Caremark Corp.	91,838	4,114,342
D.R. Horton, Inc.	19,495	295,739
Danaher Corp.	40,339	2,258,984
Darden Restaurants, Inc.	9,165	468,881
DaVita, Inc.*	6,635	598,278
Dean Foods Co.*	12,705	153,858
Deere & Co.	28,351	2,293,596
Dell, Inc.*	107,911	1,791,323
Denbury Resources, Inc.*	27,821	507,177
DENTSPLY International, Inc.	9,902	397,367
Devon Energy Corp.	28,531	2,029,125
DeVry, Inc.	4,275	144,794
Diamond Offshore Drilling, Inc.	4,823	321,935
DIRECTV, Class A*	47,714	2,354,209
Discover Financial Services	37,408	1,247,183
Discovery Communications, Inc., Class A*	18,252	923,551
Dollar Tree, Inc.*	8,372	791,070
Dominion Resources, Inc.	40,243	2,060,844
Dover Corp.	12,957	815,514
Dow Chemical Co.	83,583	2,895,315
Dr. Pepper Snapple Group, Inc.	14,886	598,566
DTE Energy Co.	11,951	657,664
Duke Energy Corp.	94,184	1,978,806
Dun & Bradstreet Corp.	3,338	282,829
E*TRADE Financial Corp.*	17,513	191,767
E.I. du Pont de Nemours & Co.	65,737	3,477,487
Eastman Chemical Co.	9,734	503,150
Eaton Corp.	23,691	1,180,523
eBay, Inc.*	80,770	2,979,605
Ecolab, Inc.	20,558	1,268,840
Edison International	22,875	972,416
Edwards Lifesciences Corp.*	8,094	588,677
El Paso Corp.	54,574	1,612,662
Electronic Arts, Inc.*	23,193	382,221
Eli Lilly and Co.	72,004	2,899,601
EMC Corp.*	144,775	4,325,877
Emerson Electric Co.	51,715	2,698,489
Entergy Corp.	12,405	833,616
EOG Resources, Inc.	18,996	2,110,456
EQT Corp.	10,517	507,025
Equifax, Inc.	8,560	378,866
Equity Residential (REIT)	21,166	1,325,415
Estee Lauder Cos., Inc., Class A	15,850	981,749
Exelon Corp.	60,027	2,353,652
Expedia, Inc.	6,614	221,172
Expeditors International of Washington, Inc.	14,981	696,766
Express Scripts, Inc.*	34,128	1,849,055
Exxon Mobil Corp.	332,408	28,829,746
F5 Networks, Inc.*	5,608	756,856
Family Dollar Stores, Inc.	8,219	520,098
Fastenal Co.	20,741	1,122,088
Federated Investors, Inc., Class B	6,424	143,962
FedEx Corp.	22,190	2,040,592
Fidelity National Information Services, Inc.	16,569	548,765
Fifth Third Bancorp	64,494	906,141
First Horizon National Corp.	18,162	188,522
First Solar, Inc.*	4,103	102,780
FirstEnergy Corp.	29,463	1,343,218
Fiserv, Inc.*	9,788	679,189
FLIR Systems, Inc.	11,066	280,080
Flowserve Corp.	3,873	447,370
Fluor Corp.	11,878	713,155
FMC Corp.	4,959	524,960
FMC Technologies, Inc.*	16,840	849,073
Ford Motor Co.	268,004	3,347,370
Forest Laboratories, Inc.*	18,780	651,478
Franklin Resources, Inc.	10,060	1,247,742
Freeport-McMoRan Copper & Gold, Inc.	66,901	2,544,914
Frontier Communications Corp.	70,998	296,062
GameStop Corp., Class A	9,497	207,414
Gannett Co., Inc.	16,628	254,907
Gap, Inc.	23,455	613,114
General Dynamics Corp.	25,168	1,846,828
General Electric Co.	746,210	14,976,435
General Mills, Inc.	45,450	1,793,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Genuine Parts Co.	10,928	$685,732
Genworth Financial, Inc., Class A*	35,110	292,115
Gilead Sciences, Inc.*	53,398	2,608,492
Goldman Sachs Group, Inc.	34,899	4,340,389
Goodrich Corp.	8,885	1,114,534
Goodyear Tire & Rubber Co.*	16,857	189,136
Google, Inc., Class A*	17,885	11,468,577
H&R Block, Inc.	20,526	338,063
H.J. Heinz Co.	22,517	1,205,785
Halliburton Co.	65,078	2,159,939
Harley-Davidson, Inc.	16,134	791,857
Harman International Industries, Inc.	5,038	235,829
Harris Corp.	8,100	365,148
Hartford Financial Services Group, Inc.	30,989	653,248
Hasbro, Inc.	8,147	299,158
HCP, Inc. (REIT)	28,792	1,136,132
Health Care REIT, Inc. (REIT)	14,820	814,507
Helmerich & Payne, Inc.	7,563	408,024
Hershey Co.	10,789	661,689
Hess Corp.	21,331	1,257,462
Hewlett-Packard Co.	139,250	3,318,328
Home Depot, Inc.	108,708	5,469,099
Honeywell International, Inc.	54,674	3,337,848
Hormel Foods Corp.	9,605	283,540
Hospira, Inc.*	11,511	430,396
Host Hotels & Resorts, Inc. (REIT)	49,970	820,507
Hudson City Bancorp, Inc.	36,541	267,115
Humana, Inc.	11,608	1,073,508
Huntington Bancshares, Inc./Ohio	61,747	398,268
Illinois Tool Works, Inc.	34,140	1,950,077
Integrys Energy Group, Inc.	5,581	295,737
Intel Corp.	352,375	9,905,261
IntercontinentalExchange, Inc.*	5,088	699,193
International Business Machines Corp.	81,719	17,050,669
International Flavors & Fragrances, Inc.	5,720	335,192
International Game Technology	20,729	348,040
International Paper Co.	30,874	1,083,677
Interpublic Group of Cos., Inc.	31,542	359,894
Intuit, Inc.	20,894	1,256,356
Intuitive Surgical, Inc.*	2,771	1,501,189
Invesco Ltd.	31,480	839,572
Iron Mountain, Inc.	12,099	348,451
J.C. Penney Co., Inc.	10,252	363,228
J.M. Smucker Co.	7,948	646,649
Jabil Circuit, Inc.	13,096	328,972
Jacobs Engineering Group, Inc.*	9,046	401,371
JDS Uniphase Corp.*	16,087	233,101
Johnson & Johnson	193,587	12,768,999
Johnson Controls, Inc.	47,956	1,557,611
Joy Global, Inc.	7,395	543,533
JPMorgan Chase & Co.	269,205	12,378,046
Juniper Networks, Inc.*	37,110	849,077
Kellogg Co.	17,477	937,292
KeyCorp	67,564	574,294
Kimberly-Clark Corp.	27,706	2,047,196
Kimco Realty Corp. (REIT)	28,806	554,804
KLA-Tencor Corp.	11,818	643,136
Kohl’s Corp.	17,815	891,284
Kraft Foods, Inc., Class A	124,690	4,739,467
Kroger Co.	40,575	983,132
L-3 Communications Holdings, Inc.	7,020	496,805
Laboratory Corp. of America Holdings*	6,840	626,134
Legg Mason, Inc.	8,731	243,857
Leggett & Platt, Inc.	9,687	222,898
Lennar Corp., Class A	11,528	313,331
Leucadia National Corp.	14,099	367,984
Lexmark International, Inc., Class A	5,049	167,829
Life Technologies Corp.*	12,488	609,664
Limited Brands, Inc.	17,288	829,824
Lincoln National Corp.	20,583	542,568
Linear Technology Corp.	16,067	541,458
Lockheed Martin Corp.	18,796	1,689,009
Loews Corp.	21,465	855,810
Lorillard, Inc.	9,317	1,206,365
Lowe’s Cos., Inc.	87,552	2,747,382
LSI Corp.*	39,998	347,183
M&T Bank Corp.	8,873	770,886
Macy’s, Inc.	29,164	1,158,686
Marathon Oil Corp.	49,763	1,577,487
Marathon Petroleum Corp.	24,537	1,063,924
Marriott International, Inc., Class A	18,847	713,359
Marsh & McLennan Cos., Inc.	38,309	1,256,152
Masco Corp.	24,844	332,164
Mastercard, Inc., Class A	7,495	3,151,947
Mattel, Inc.	23,813	801,546
McCormick & Co., Inc. (Non-Voting)	9,429	513,220
McDonald’s Corp.	71,817	7,045,248
McGraw-Hill Cos., Inc.	19,627	951,321
McKesson Corp.	17,328	1,520,879
Mead Johnson Nutrition Co.	70,623	5,824,985
MeadWestvaco Corp.	12,038	380,280
Medco Health Solutions, Inc.*	27,365	1,923,759
Medtronic, Inc.	73,412	2,877,016
Merck & Co., Inc.	214,663	8,243,059
MetLife, Inc.	74,765	2,792,473
MetroPCS Communications, Inc.*	20,512	185,018
Microchip Technology, Inc.	13,626	506,887
Micron Technology, Inc.*	70,157	568,272
Microsoft Corp.	526,645	16,984,301
Molex, Inc.	9,583	269,474
Molson Coors Brewing Co., Class B	11,074	501,099
Monsanto Co.	37,767	3,012,296
Moody’s Corp.	13,734	578,201
Morgan Stanley	107,419	2,109,709
Mosaic Co.	20,950	1,158,326
Motorola Mobility Holdings, Inc.*	18,539	727,470
Motorola Solutions, Inc.	20,740	1,054,214
Murphy Oil Corp.	13,711	771,518
Mylan, Inc.*	30,203	708,260
NASDAQ OMX Group, Inc.*	8,902	230,562
National Oilwell Varco, Inc.	29,923	2,377,981
NetApp, Inc.*	25,588	1,145,575
Netflix, Inc.*	3,898	448,426
Newell Rubbermaid, Inc.	20,137	358,640
Newfield Exploration Co.*	9,287	322,073
Newmont Mining Corp.	34,971	1,792,963
News Corp., Class A	151,847	2,989,867
NextEra Energy, Inc.	29,369	1,793,859
NIKE, Inc., Class B	25,901	2,808,704
NiSource, Inc.	19,763	481,229
Noble Energy, Inc.	12,474	1,219,708
Nordstrom, Inc.	11,247	626,683
Norfolk Southern Corp.	23,298	1,533,707
Northeast Utilities	12,507	464,260
Northern Trust Corp.	17,051	809,070
Northrop Grumman Corp.	17,833	1,089,240
Novellus Systems, Inc.*	4,971	248,103
NRG Energy, Inc.*	16,168	253,353
Nucor Corp.	22,438	963,712
NVIDIA Corp.*	43,161	664,248
NYSE Euronext	18,156	544,862
Occidental Petroleum Corp.	57,194	5,446,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Omnicom Group, Inc.	19,247	$974,861
ONEOK, Inc.	7,349	600,119
Oracle Corp.	276,579	8,065,044
O’Reilly Automotive, Inc.*	9,021	824,068
Owens-Illinois, Inc.*	11,765	274,595
PACCAR, Inc.	25,180	1,179,179
Pall Corp.	8,211	489,622
Parker Hannifin Corp.	10,620	897,921
Patterson Cos., Inc.	6,205	207,247
Paychex, Inc.	22,685	703,008
Peabody Energy Corp.	19,187	555,656
People’s United Financial, Inc.	25,355	335,700
Pepco Holdings, Inc.	16,134	304,771
PepsiCo, Inc.	110,761	7,348,992
PerkinElmer, Inc.	7,866	217,574
Perrigo Co.	6,555	677,197
Pfizer, Inc.	531,693	12,048,163
PG&E Corp.	29,051	1,261,104
Philip Morris International, Inc.	121,446	10,761,330
Pinnacle West Capital Corp.	7,768	372,087
Pioneer Natural Resources Co.	8,701	970,945
Pitney Bowes, Inc.	14,106	247,983
Plum Creek Timber Co., Inc. (REIT)	11,470	476,693
PNC Financial Services Group, Inc.	37,198	2,398,899
PPG Industries, Inc.	10,731	1,028,030
PPL Corp.	40,871	1,155,014
Praxair, Inc.	21,057	2,413,974
Precision Castparts Corp.	10,235	1,769,632
priceline.com, Inc.*	3,516	2,522,730
Principal Financial Group, Inc.	21,452	633,049
Procter & Gamble Co.	194,245	13,055,206
Progress Energy, Inc.	20,759	1,102,510
Progressive Corp.	43,350	1,004,853
ProLogis, Inc. (REIT)	32,354	1,165,391
Prudential Financial, Inc.	33,177	2,103,090
Public Service Enterprise Group, Inc.	35,728	1,093,634
Public Storage (REIT)	10,059	1,389,852
PulteGroup, Inc.*	23,321	206,391
QEP Resources, Inc.	12,585	383,843
QUALCOMM, Inc.	119,278	8,113,290
Quanta Services, Inc.*	14,951	312,476
Quest Diagnostics, Inc.	11,155	682,128
R.R. Donnelley & Sons Co.	12,378	153,363
Ralph Lauren Corp.	4,583	798,954
Range Resources Corp.	11,161	648,901
Raytheon Co.	23,988	1,266,087
Red Hat, Inc.*	13,605	814,803
Regions Financial Corp.	88,784	585,087
Republic Services, Inc.	22,315	681,946
Reynolds American, Inc.	23,482	973,094
Robert Half International, Inc.	10,208	309,302
Rockwell Automation, Inc.	10,042	800,347
Rockwell Collins, Inc.	10,570	608,409
Roper Industries, Inc.	6,853	679,543
Ross Stores, Inc.	16,190	940,639
Rowan Cos., Inc.*	8,695	286,326
Ryder System, Inc.	3,589	189,499
Safeway, Inc.	18,877	381,504
SAIC, Inc.*	19,536	257,875
Salesforce.com, Inc.*	9,563	1,477,579
Samsonite International S.A.*	1,760,400	3,200,913
SanDisk Corp.*	17,101	848,039
Sara Lee Corp.	41,859	901,224
SCANA Corp.	8,109	369,851
Schlumberger Ltd.	94,077	6,578,805
Scripps Networks Interactive, Inc., Class A	6,687	325,590
Sealed Air Corp.	13,519	261,052
Sears Holdings Corp.*	2,687	178,014
Sempra Energy	17,024	1,020,759
Sherwin-Williams Co.	6,054	657,888
Sigma-Aldrich Corp.	8,552	624,809
Simon Property Group, Inc. (REIT)	21,595	3,145,960
Sims Metal Management Ltd.	12,541	190,832
SLM Corp.	35,908	565,910
Snap-on, Inc.	4,034	245,953
Southern Co.	61,103	2,745,358
Southwest Airlines Co.	54,730	450,975
Southwestern Energy Co.*	24,689	755,483
Spectra Energy Corp.	46,040	1,452,562
Sprint Nextel Corp.*	210,287	599,318
St. Jude Medical, Inc.	22,660	1,004,065
Stanley Black & Decker, Inc.	11,906	916,286
Staples, Inc.	49,207	796,169
Starbucks Corp.	53,123	2,969,044
Starwood Hotels & Resorts Worldwide, Inc.	13,821	779,643
State Street Corp.	34,357	1,563,244
Stericycle, Inc.*	5,930	495,985
Stryker Corp.	22,769	1,263,224
Sunoco, Inc.	7,506	286,354
SunTrust Banks, Inc.	37,544	907,438
SUPERVALU, Inc.	14,720	84,051
Symantec Corp.*	51,763	967,968
Synthes, Inc.(m)	4,385	760,708
Sysco Corp.	41,398	1,236,144
T. Rowe Price Group, Inc.	17,871	1,166,976
Target Corp.	47,355	2,759,376
TECO Energy, Inc.	14,908	261,635
Tenet Healthcare Corp.*	28,707	152,434
Teradata Corp.*	11,801	804,238
Teradyne, Inc.*	12,858	217,172
Tesoro Corp.*	9,933	266,602
Texas Instruments, Inc.	80,732	2,713,403
Textron, Inc.	19,738	549,309
Thermo Fisher Scientific, Inc.	25,819	1,455,675
Tiffany & Co.	8,906	615,672
Time Warner Cable, Inc.	22,163	1,806,285
Time Warner, Inc.	68,410	2,582,478
Titanium Metals Corp.	5,595	75,868
TJX Cos., Inc.	53,182	2,111,857
Torchmark Corp.	7,100	353,935
Total System Services, Inc.	11,497	265,236
Travelers Cos., Inc.	27,738	1,642,090
TripAdvisor, Inc.*	6,614	235,921
Tyson Foods, Inc., Class A	20,672	395,869
U.S. Bancorp	134,751	4,268,912
Union Pacific Corp.	33,857	3,638,950
United Parcel Service, Inc., Class B	67,626	5,458,771
United States Steel Corp.	9,973	292,907
United Technologies Corp.	64,183	5,323,338
UnitedHealth Group, Inc.	73,713	4,344,644
Unum Group	20,543	502,893
Urban Outfitters, Inc.*	7,807	227,262
Valero Energy Corp.	39,346	1,013,946
Varian Medical Systems, Inc.*	7,913	545,680
Ventas, Inc. (REIT)	20,289	1,158,502
VeriSign, Inc.	11,183	428,756
Verizon Communications, Inc.	199,960	7,644,471
VF Corp.	6,132	895,149
Viacom, Inc., Class B	38,114	1,808,890
Visa, Inc., Class A	35,091	4,140,738
Vornado Realty Trust (REIT)	13,021	1,096,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	9,217	$393,842
W.W. Grainger, Inc.	4,299	923,468
Walgreen Co.	61,632	2,064,056
Wal-Mart Stores, Inc.	123,169	7,537,943
Walt Disney Co.	126,503	5,538,301
Washington Post Co., Class B	338	126,267
Waste Management, Inc.	32,646	1,141,304
Waters Corp.*	6,335	587,001
Watson Pharmaceuticals, Inc.*	8,945	599,852
WellPoint, Inc.	23,623	1,743,377
Wells Fargo & Co.	371,876	12,695,847
Western Digital Corp.*	16,410	679,210
Western Union Co.	43,483	765,301
Weyerhaeuser Co. (REIT)	37,845	829,562
Whirlpool Corp.	5,404	415,351
Whole Foods Market, Inc.	11,441	951,891
Williams Cos., Inc.	41,776	1,287,119
Windstream Corp.	41,004	480,157
Wisconsin Energy Corp.	16,218	570,549
WPX Energy, Inc.*	13,814	248,790
Wyndham Worldwide Corp.	10,314	479,704
Wynn Resorts Ltd.	5,587	697,705
Xcel Energy, Inc.	34,278	907,339
Xerox Corp.	94,043	759,867
Xilinx, Inc.	18,483	673,336
Xylem, Inc.	12,971	359,945
Yahoo!, Inc.*	85,664	1,303,806
Yum! Brands, Inc.	105,917	7,539,172
Zimmer Holdings, Inc.	12,596	809,671
Zions Bancorp	13,161	282,435

		898,757,092

Total Common Stocks (93.5%) (Cost $1,542,301,495)		2,067,078,959

Total Investments (93.5%) (Cost $1,542,301,495)		2,067,078,959
Other Assets Less Liabilities (6.5%)		143,331,689

Net Assets (100%)		$2,210,410,648

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	10.3%
Consumer Staples	11.7
Energy	9.4
Financials	17.5
Health Care	8.2
Industrials	9.5
Information Technology	13.1
Materials	6.5
Telecommunication Services	4.3
Utilities	3.0
Cash and Other	6.5

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,511,206	$—	$—	$1,927,014	$—	$—

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	1,175	June-12	$38,592,169	$37,751,378	$(840,791)
FTSE 100 Index	259	June-12	24,366,933	23,735,628	(631,305)
S&P 500 E-Mini Index	743	June-12	50,028,797	52,128,880	2,100,083
SPI 200 Index	86	June-12	9,379,899	9,676,651	296,752
TOPIX Index	237	June-12	23,713,902	24,538,964	825,062

					$1,749,801

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	953	$979,218	$985,712	$(6,494)
British Pound vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	1,601	2,559,620	2,508,534	51,086
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	3,044	4,061,547	3,975,129	86,418
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	205,550	2,485,049	2,458,879	26,170

					$157,180

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 4/12/12	UBS AG	65,823	$801,889	$795,306	$6,583
Japanese Yen vs. U.S. Dollar, expiring 4/12/12	UBS AG	18,147	218,019	219,261	(1,242)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 4/12/12	UBS AG	30,561	$366,058	$369,249	$(3,191)
Japanese Yen vs. U.S. Dollar, expiring 4/12/12	UBS AG	40,754	488,738	492,409	(3,671)
Japanese Yen vs. U.S. Dollar, expiring 4/12/12	UBS AG	61,121	730,807	738,498	(7,691)

					$(9,212)

					$147,968

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,007,717	$115,316,257	$—	$228,323,974
Consumer Staples	128,119,811	131,011,214	244,791	259,375,816
Energy	121,719,217	85,867,668	—	207,586,885
Financials	148,592,654	236,796,043	—	385,388,697
Health Care	102,629,614	77,634,330	—	180,263,944
Industrials	94,729,787	115,193,117	—	209,922,904
Information Technology	187,584,086	101,214,605	—	288,798,691
Materials	47,686,317	96,959,226	—	144,645,543
Telecommunication Services	25,212,398	70,513,442	—	95,725,840
Utilities	32,468,590	34,578,075	—	67,046,665
Forward Currency Contracts	—	170,257	—	170,257
Futures	3,221,897	—	—	3,221,897

Total Assets	$1,004,972,088	$1,065,254,234	$244,791	$2,070,471,113

Liabilities:
Forward Currency Contracts	$—	$(22,289)	$—	$(22,289)
Futures	(1,472,096)	—	—	(1,472,096)

Total Liabilities	$(1,472,096)	$(22,289)	$—	$(1,494,385)

Total	$1,003,499,992	$1,065,231,945	$244,791	$2,068,976,728

(a)	A Security with a market value of $587,232 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Investments in Common Stocks - Consumer Discretionary	Investments in Common Stocks - Consumer Staples	Investments in Common Stocks - Financials††
Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,809	17,698	—
Purchases	—	—	—
Sales	(1,809)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	227,093	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$—	$244,791	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$—	$17,698	$—

	Investments in Common Stocks - Industrials	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$13,515	$—
Total gains or losses (realized/unrealized) included in earnings	(25)	250
Purchases	—	—
Sales	(13,490)	(250)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$—	$—

††	Security held with $0 market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*		Range

Common Stocks - Consumer Staples	$244,791	Last Traded Price	Absence of Contrary Information (a)		Not Applicable
		Deemed Worthless	Discount for Lack of Marketability	(b)	Not Applicable
Common Stocks - Financials	—	Deemed Worthless	Discount for Lack of Marketability	(b)	Not Applicable
$244,791

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,108,402
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$77,693,493

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,855,266
Aggregate gross unrealized depreciation	(78,382,946)

Net unrealized appreciation	$510,472,320

Federal income tax cost of investments	$1,556,606,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.1%)
Financials (0.0%)
Diversified Financial Services (0.0%)
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	$300,000	$312,123
Series A5
3.450%, 6/12/21	300,000	321,198
Private Export Funding Corp.
4.550%, 5/15/15	600,000	669,543
4.950%, 11/15/15	200,000	228,264
1.375%, 2/15/17	800,000	800,832
4.375%, 3/15/19	300,000	347,351

Total Financials		2,679,311

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,588,063
5.500%, 7/18/17	2,000,000	2,414,839
3.875%, 2/15/21	3,595,000	4,023,753

Total Utilities		8,026,655

Total Corporate Bonds		10,705,966

Government Securities (66.9%)
U.S. Government Agencies (14.8%)
Federal Farm Credit Bank
1.375%, 6/25/13	500,000	506,492
3.875%, 10/7/13	1,000,000	1,053,590
0.350%, 1/27/14	5,000,000	4,995,074
1.125%, 2/27/14	500,000	506,444
2.625%, 4/17/14	2,000,000	2,090,167
1.625%, 11/19/14	3,000,000	3,088,762
0.730%, 11/21/14	500,000	501,122
4.875%, 1/17/17	1,500,000	1,763,187
1.900%, 12/21/17	1,000,000	1,005,853
Federal Home Loan Bank
0.200%, 4/30/13	2,000,000	1,998,236
3.625%, 5/29/13	12,000,000	12,465,322
3.875%, 6/14/13	2,000,000	2,085,434
1.875%, 6/21/13	2,000,000	2,038,357
5.125%, 8/14/13	6,000,000	6,393,633
0.500%, 8/28/13	22,000,000	22,055,777
4.000%, 9/6/13	3,500,000	3,682,658
4.500%, 9/16/13	3,000,000	3,181,970
3.625%, 10/18/13	4,800,000	5,042,319
0.550%, 10/25/13	1,000,000	1,001,914
0.375%, 11/27/13	20,000,000	19,999,250
3.125%, 12/13/13	1,000,000	1,046,102
0.875%, 12/27/13	1,500,000	1,513,000
0.375%, 1/29/14	11,000,000	10,995,527
0.300%, 2/13/14	5,000,000	4,982,363
0.400%, 2/26/14	10,000,000	9,996,901
0.500%, 3/12/14	10,000,000	10,001,505
1.375%, 5/28/14	40,000,000	40,808,928
5.250%, 6/18/14	2,000,000	2,212,543
1.000%, 8/8/14	1,000,000	1,000,899
5.500%, 8/13/14	17,000,000	19,027,765
0.500%, 8/28/14	5,000,000	4,997,372
0.600%, 2/27/15	10,000,000	9,989,751
0.600%, 3/5/15	5,000,000	4,993,832
0.750%, 3/26/15	15,000,000	15,006,883
0.750%, 8/21/15	5,000,000	4,998,407
5.375%, 5/18/16	11,500,000	13,563,343
4.750%, 12/16/16	17,000,000	19,822,806
1.600%, 4/4/17	2,000,000	2,002,654
4.875%, 5/17/17	2,900,000	3,434,060
2.250%, 9/8/17	2,000,000	2,082,023
5.000%, 11/17/17	3,700,000	4,425,018
4.750%, 6/8/18	2,000,000	2,360,331
5.375%, 5/15/19	2,000,000	2,468,423
4.125%, 12/13/19	500,000	575,821
4.125%, 3/13/20	5,000,000	5,733,055
4.625%, 9/11/20	200,000	236,607
3.625%, 3/12/21	500,000	545,062
5.625%, 6/11/21	2,000,000	2,510,336
Federal Home Loan Mortgage Corp.
1.625%, 4/15/13	3,000,000	3,041,874
3.500%, 5/29/13	5,000,000	5,187,821
4.000%, 6/12/13	1,000,000	1,044,096
3.750%, 6/28/13	3,000,000	3,128,135
0.600%, 8/23/13	3,000,000	3,004,598
4.125%, 9/27/13	17,200,000	18,162,429
0.500%, 10/3/13	500,000	499,931
0.500%, 10/15/13	6,000,000	6,005,482
0.500%, 10/18/13	1,000,000	1,001,498
0.875%, 10/28/13	6,500,000	6,549,941
0.375%, 10/30/13	16,000,000	16,004,782
0.375%, 11/27/13	25,000,000	24,999,057
0.500%, 11/29/13	5,865,000	5,875,141
0.600%, 12/6/13	1,000,000	1,002,639
0.625%, 12/23/13	21,000,000	21,057,676
0.550%, 12/27/13	1,000,000	1,002,415
2.500%, 1/7/14	2,000,000	2,074,200
0.450%, 1/9/14	10,000,000	10,005,480
0.550%, 1/9/14	4,000,000	4,010,085
0.600%, 1/24/14	1,000,000	1,003,151
5.000%, 1/30/14	1,000,000	1,082,861
1.375%, 2/25/14	7,000,000	7,131,125
0.400%, 2/27/14	7,700,000	7,707,370
2.500%, 4/23/14	1,500,000	1,564,007
0.700%, 5/1/14	1,000,000	1,000,491
5.000%, 7/15/14	5,000,000	5,515,576
0.625%, 7/25/14	3,000,000	3,007,458
1.200%, 7/25/14	1,000,000	1,003,328
3.000%, 7/28/14	2,135,000	2,259,518
1.000%, 7/30/14	2,000,000	2,024,730
1.100%, 8/8/14	200,000	200,657
1.000%, 8/20/14	9,000,000	9,107,279
1.000%, 8/27/14	3,000,000	3,035,327
0.800%, 10/24/14	400,000	400,172
0.875%, 10/24/14	1,750,000	1,756,041
1.000%, 11/3/14	2,000,000	2,001,541
5.000%, 11/13/14	500,000	555,359
0.750%, 11/25/14	10,000,000	10,046,302
1.000%, 12/5/14	200,000	200,937
0.875%, 12/19/14	1,000,000	1,003,595
1.000%, 12/19/14	500,000	502,419
0.850%, 1/9/15	5,000,000	5,016,598
0.800%, 1/13/15	1,000,000	1,003,711
4.500%, 1/15/15	4,000,000	4,437,745
0.650%, 1/30/15	500,000	499,937
0.800%, 1/30/15	1,000,000	1,002,471
2.875%, 2/9/15	20,000,000	21,308,374
0.550%, 2/13/15	2,000,000	1,993,877
0.550%, 2/27/15	3,000,000	2,989,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
0.500%, 4/17/15	$25,000,000	$24,887,855
1.000%, 6/30/15	1,000,000	1,005,172
1.500%, 7/13/15	1,000,000	1,003,618
4.375%, 7/17/15	5,000,000	5,590,494
1.750%, 9/10/15	6,000,000	6,196,936
1.050%, 9/28/15	200,000	200,564
4.750%, 11/17/15	6,000,000	6,838,787
1.000%, 1/27/16	1,000,000	1,001,309
0.850%, 2/24/16	500,000	498,436
1.000%, 2/24/16	1,000,000	1,000,465
5.250%, 4/18/16	2,000,000	2,338,832
2.500%, 5/27/16	2,000,000	2,120,503
2.000%, 6/29/16	200,000	200,945
5.500%, 7/18/16	900,000	1,068,504
2.000%, 8/25/16	20,000,000	20,785,896
1.500%, 9/21/16	2,500,000	2,514,017
5.125%, 10/18/16	5,500,000	6,470,569
1.600%, 11/2/16	200,000	201,427
1.625%, 11/14/16	1,000,000	1,007,551
2.250%, 1/23/17	500,000	514,343
2.000%, 2/1/17	4,000,000	4,024,839
5.000%, 2/16/17	4,000,000	4,714,062
2.000%, 2/27/17	2,000,000	2,015,116
1.000%, 3/8/17	30,000,000	29,634,408
5.000%, 4/18/17	3,000,000	3,542,580
1.250%, 5/12/17	10,000,000	9,954,602
5.500%, 8/23/17	3,000,000	3,648,289
5.125%, 11/17/17	4,000,000	4,796,400
4.875%, 6/13/18	3,500,000	4,173,860
3.750%, 3/27/19	11,000,000	12,387,459
2.000%, 7/30/19	200,000	198,683
2.375%, 1/13/22	14,930,000	14,658,746
Federal National Mortgage Association
3.250%, 4/9/13	5,000,000	5,153,346
1.750%, 5/7/13	11,600,000	11,786,154
1.500%, 6/26/13	8,100,000	8,219,933
3.875%, 7/12/13	20,000,000	20,916,706
4.375%, 7/17/13	2,000,000	2,105,985
0.500%, 8/9/13	26,500,000	26,568,407
1.250%, 8/20/13	13,000,000	13,167,054
1.000%, 9/23/13	7,000,000	7,067,665
1.125%, 9/30/13	1,500,000	1,516,363
0.500%, 10/3/13	500,000	500,067
1.125%, 10/8/13	900,000	909,381
1.000%, 10/15/13	200,000	201,740
4.625%, 10/15/13	2,000,000	2,131,229
0.600%, 10/25/13	2,000,000	2,004,480
0.625%, 10/25/13	1,000,000	1,000,324
0.550%, 11/14/13	2,000,000	2,000,983
0.800%, 11/19/13	1,000,000	1,005,788
0.625%, 11/25/13	1,000,000	1,000,707
0.625%, 12/6/13	500,000	501,419
2.875%, 12/11/13	5,000,000	5,212,983
0.750%, 12/18/13	6,000,000	6,027,197
0.500%, 12/27/13	5,000,000	5,009,956
2.750%, 2/5/14	5,500,000	5,740,030
1.350%, 2/24/14	200,000	203,229
1.250%, 2/27/14	20,000,000	20,320,570
2.750%, 3/13/14	10,000,000	10,455,735
1.250%, 3/14/14	500,000	507,238
2.500%, 5/15/14	5,000,000	5,218,284
1.125%, 6/27/14	10,000,000	10,145,597
0.650%, 8/28/14	1,000,000	1,001,706
0.875%, 8/28/14	6,000,000	6,052,786
1.500%, 9/8/14	1,000,000	1,022,625
0.625%, 9/12/14	250,000	250,474
3.000%, 9/16/14	3,000,000	3,170,768
0.700%, 9/19/14	2,000,000	2,004,187
4.625%, 10/15/14	3,500,000	3,860,232
0.700%, 10/17/14	1,500,000	1,500,424
0.875%, 10/24/14	2,000,000	2,000,961
0.625%, 10/30/14	9,000,000	9,017,732
2.625%, 11/20/14	4,000,000	4,216,919
0.750%, 11/21/14	1,000,000	1,002,486
0.900%, 12/5/14	5,500,000	5,521,667
1.000%, 12/5/14	3,000,000	3,004,500
0.750%, 12/19/14	21,000,000	21,092,802
0.900%, 12/29/14	1,000,000	1,001,749
1.000%, 1/26/15	1,000,000	1,003,917
0.750%, 1/30/15	1,000,000	1,002,505
0.800%, 2/13/15	1,000,000	1,003,493
0.750%, 2/24/15	5,000,000	5,010,047
0.550%, 2/27/15	6,000,000	5,980,578
0.625%, 2/27/15	10,000,000	9,988,967
5.000%, 3/2/15	500,000	563,293
0.800%, 3/12/15	250,000	250,405
0.850%, 3/26/15	750,000	751,336
1.000%, 5/28/15	500,000	501,777
2.375%, 7/28/15	2,000,000	2,107,640
2.150%, 8/4/15	500,000	522,866
0.750%, 9/14/15	2,000,000	1,996,417
2.000%, 9/21/15	400,000	416,322
1.875%, 10/15/15	200,000	207,321
4.375%, 10/15/15	5,000,000	5,621,102
1.625%, 10/26/15	20,000,000	20,562,680
0.800%, 2/24/16	1,000,000	995,440
2.000%, 3/10/16	500,000	519,767
2.250%, 3/15/16	4,000,000	4,197,645
5.000%, 3/15/16	8,000,000	9,260,382
2.375%, 4/11/16	7,000,000	7,388,448
2.250%, 6/6/16	400,000	401,548
5.250%, 9/15/16	505,000	596,052
1.250%, 9/28/16	16,500,000	16,605,684
1.450%, 10/3/16	3,500,000	3,517,849
1.500%, 10/20/16	500,000	500,392
1.750%, 10/26/16	1,000,000	1,008,339
1.750%, 11/14/16	3,000,000	3,026,401
1.375%, 11/15/16	9,500,000	9,591,529
4.875%, 12/15/16	5,000,000	5,853,330
1.250%, 1/30/17	15,000,000	15,012,119
5.000%, 2/13/17	2,900,000	3,416,835
1.250%, 2/27/17	500,000	499,291
1.200%, 3/6/17	1,000,000	996,777
1.250%, 3/6/17	500,000	499,370
1.200%, 3/8/17	2,000,000	1,994,018
1.375%, 3/8/17	5,000,000	5,010,976
1.125%, 4/27/17	10,000,000	9,907,985
5.000%, 5/11/17	5,400,000	6,375,517
(Zero Coupon), 6/1/17	1,500,000	1,379,853
5.375%, 6/12/17	2,410,000	2,895,781
1.750%, 1/30/19	2,500,000	2,471,665
(Zero Coupon), 10/9/19	1,000,000	773,321
Financing Corp.
9.400%, 2/8/18	1,000,000	1,440,735
9.650%, 11/2/18	2,090,000	3,054,561
8.600%, 9/26/19	410,000	590,359

		1,129,594,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (52.1%)
U.S. Treasury Bonds
11.250%, 2/15/15	$3,000,000	$3,916,098
10.625%, 8/15/15	1,300,000	1,735,163
9.875%, 11/15/15	1,900,000	2,527,593
9.250%, 2/15/16	1,400,000	1,856,503
7.250%, 5/15/16	5,000,000	6,300,896
7.500%, 11/15/16	15,000,000	19,434,962
8.750%, 5/15/17	6,900,000	9,543,666
8.875%, 8/15/17	3,500,000	4,917,557
9.125%, 5/15/18	3,000,000	4,385,194
9.000%, 11/15/18	3,000,000	4,440,589
8.875%, 2/15/19	10,000,000	14,828,920
8.125%, 8/15/19	3,000,000	4,359,873
8.500%, 2/15/20	2,000,000	2,997,073
8.750%, 5/15/20	3,000,000	4,582,167
8.750%, 8/15/20	7,000,000	10,764,433
7.875%, 2/15/21	3,000,000	4,453,978
8.125%, 5/15/21	3,500,000	5,298,461
8.000%, 11/15/21	3,000,000	4,558,675
U.S. Treasury Notes
1.375%, 5/15/13	25,000,000	25,312,987
3.625%, 5/15/13	13,000,000	13,490,039
0.500%, 5/31/13	39,000,000	39,114,258
3.500%, 5/31/13	9,000,000	9,339,610
1.125%, 6/15/13	21,000,000	21,219,024
0.375%, 6/30/13	32,000,000	32,044,375
3.375%, 6/30/13	7,500,000	7,790,771
1.000%, 7/15/13	23,000,000	23,215,625
0.375%, 7/31/13	64,500,000	64,586,927
3.375%, 7/31/13	16,500,000	17,179,336
0.750%, 8/15/13	31,000,000	31,199,200
4.250%, 8/15/13	14,300,000	15,073,094
0.125%, 8/31/13	16,500,000	16,463,906
3.125%, 8/31/13	22,500,000	23,400,000
0.750%, 9/15/13	29,000,000	29,194,845
0.125%, 9/30/13	17,000,000	16,958,165
3.125%, 9/30/13	11,900,000	12,403,194
0.500%, 10/15/13	30,000,000	30,090,234
0.250%, 10/31/13	11,000,000	10,990,332
2.750%, 10/31/13	25,000,000	25,960,450
0.500%, 11/15/13	33,000,000	33,101,835
4.250%, 11/15/13	23,000,000	24,462,657
0.250%, 11/30/13	18,500,000	18,481,572
2.000%, 11/30/13	21,000,000	21,585,703
0.750%, 12/15/13	19,500,000	19,643,965
0.125%, 12/31/13	20,000,000	19,932,422
1.500%, 12/31/13	12,000,000	12,247,031
1.000%, 1/15/14	20,000,000	20,240,234
0.250%, 1/31/14	15,000,000	14,979,199
1.750%, 1/31/14	23,000,000	23,595,215
1.250%, 2/15/14	16,500,000	16,780,372
4.000%, 2/15/14	12,000,000	12,814,687
1.875%, 2/28/14	29,000,000	29,845,646
1.250%, 3/15/14	40,000,000	40,703,908
1.750%, 3/31/14	25,000,000	25,695,313
1.250%, 4/15/14	57,500,000	58,535,449
1.875%, 4/30/14	30,000,000	30,931,641
1.000%, 5/15/14	13,500,000	13,677,715
4.750%, 5/15/14	37,500,000	40,951,170
2.250%, 5/31/14	50,000,000	52,007,810
0.750%, 6/15/14	20,000,000	20,157,812
2.625%, 6/30/14	22,300,000	23,411,517
0.625%, 7/15/14	29,500,000	29,645,196
2.625%, 7/31/14	21,500,000	22,597,676
0.500%, 8/15/14	31,000,000	31,056,913
4.250%, 8/15/14	19,500,000	21,253,477
2.375%, 8/31/14	49,000,000	51,275,820
0.250%, 9/15/14	27,000,000	26,876,602
2.375%, 9/30/14	14,000,000	14,667,734
0.500%, 10/15/14	46,500,000	46,552,675
2.375%, 10/31/14	20,000,000	20,975,782
0.375%, 11/15/14	5,500,000	5,486,680
4.250%, 11/15/14	7,800,000	8,562,937
2.125%, 11/30/14	20,000,000	20,868,750
0.250%, 12/15/14	5,000,000	4,970,117
2.625%, 12/31/14	19,000,000	20,099,921
0.250%, 1/15/15	65,000,000	64,581,056
2.250%, 1/31/15	21,500,000	22,548,125
0.250%, 2/15/15	20,000,000	19,857,032
4.000%, 2/15/15	29,000,000	31,869,414
2.375%, 2/28/15	32,500,000	34,231,639
2.500%, 3/31/15	12,000,000	12,699,374
2.500%, 4/30/15	45,500,000	48,192,676
4.125%, 5/15/15	21,100,000	23,416,879
2.125%, 5/31/15	15,500,000	16,248,965
1.875%, 6/30/15	9,500,000	9,888,906
1.750%, 7/31/15	28,000,000	29,037,968
4.250%, 8/15/15	21,500,000	24,094,278
1.250%, 8/31/15	10,500,000	10,723,125
1.250%, 9/30/15	16,000,000	16,330,000
1.250%, 10/31/15	51,000,000	52,020,000
4.500%, 11/15/15	16,000,000	18,178,125
1.375%, 11/30/15	33,500,000	34,311,330
2.125%, 12/31/15	8,000,000	8,417,500
2.000%, 1/31/16	26,500,000	27,755,644
4.500%, 2/15/16	18,500,000	21,144,199
2.125%, 2/29/16	6,500,000	6,841,250
2.625%, 2/29/16	32,000,000	34,277,501
2.250%, 3/31/16	10,000,000	10,580,078
2.375%, 3/31/16	24,750,000	26,291,074
2.000%, 4/30/16	15,000,000	15,715,430
2.625%, 4/30/16	15,000,000	16,085,157
5.125%, 5/15/16	9,000,000	10,571,836
1.750%, 5/31/16	9,500,000	9,856,992
3.250%, 5/31/16	4,000,000	4,394,375
1.500%, 6/30/16	72,000,000	73,912,500
3.250%, 6/30/16	30,000,000	32,976,564
1.500%, 7/31/16	28,000,000	28,731,718
3.250%, 7/31/16	15,000,000	16,507,032
4.875%, 8/15/16	7,000,000	8,195,468
1.000%, 8/31/16	50,000,000	50,218,750
3.000%, 8/31/16	22,000,000	23,988,593
1.000%, 9/30/16	27,500,000	27,596,679
3.000%, 9/30/16	34,000,000	37,087,890
1.000%, 10/31/16	37,500,000	37,596,679
3.125%, 10/31/16	31,000,000	34,009,179
4.625%, 11/15/16	27,000,000	31,459,217
0.875%, 11/30/16	60,500,000	60,249,494
2.750%, 11/30/16	31,500,000	34,032,304
0.875%, 12/31/16	72,500,000	72,129,003
3.250%, 12/31/16	23,000,000	25,404,218
0.875%, 1/31/17	65,000,000	64,606,445
3.125%, 1/31/17	20,000,000	21,989,844
4.625%, 2/15/17	17,800,000	20,846,164
0.875%, 2/28/17	70,000,000	69,513,283
3.000%, 2/28/17	22,000,000	24,079,686
3.250%, 3/31/17	25,000,000	27,682,617
3.125%, 4/30/17	37,500,000	41,301,270
4.500%, 5/15/17	23,400,000	27,384,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 5/31/17	$22,000,000	$23,821,875
2.500%, 6/30/17	15,500,000	16,583,789
2.375%, 7/31/17	23,700,000	25,199,764
4.750%, 8/15/17	9,500,000	11,282,734
1.875%, 8/31/17	27,500,000	28,509,767
1.875%, 9/30/17	25,000,000	25,891,603
1.875%, 10/31/17	41,700,000	43,162,757
4.250%, 11/15/17	25,500,000	29,686,582
2.250%, 11/30/17	39,000,000	41,146,525
2.750%, 12/31/17	4,500,000	4,872,129
2.625%, 1/31/18	21,000,000	22,584,024
3.500%, 2/15/18	41,000,000	46,084,959
2.750%, 2/28/18	14,500,000	15,697,382
2.875%, 3/31/18	6,000,000	6,536,953
2.625%, 4/30/18	5,000,000	5,374,219
3.875%, 5/15/18	5,000,000	5,741,406
2.375%, 5/31/18	14,500,000	15,349,610
2.375%, 6/30/18	25,500,000	26,978,204
2.250%, 7/31/18	27,000,000	28,341,563
4.000%, 8/15/18	6,000,000	6,954,844
1.500%, 8/31/18	24,500,000	24,568,906
1.375%, 9/30/18	22,000,000	21,855,625
1.750%, 10/31/18	20,000,000	20,318,750
3.750%, 11/15/18	32,000,000	36,602,499
1.375%, 11/30/18	25,750,000	25,509,601
1.375%, 12/31/18	20,000,000	19,791,406
1.250%, 1/31/19	20,000,000	19,583,594
2.750%, 2/15/19	25,500,000	27,474,258
1.375%, 2/28/19	15,000,000	14,787,891
3.125%, 5/15/19	22,000,000	24,230,078
3.625%, 8/15/19	16,000,000	18,161,875
3.375%, 11/15/19	34,000,000	37,963,125
3.625%, 2/15/20	26,250,000	29,781,444
3.500%, 5/15/20	30,500,000	34,312,500
2.625%, 8/15/20	31,000,000	32,688,046
2.625%, 11/15/20	35,500,000	37,338,790
3.625%, 2/15/21	38,250,000	43,306,172
3.125%, 5/15/21	10,000,000	10,885,938
2.125%, 8/15/21	10,000,000	9,994,141
2.000%, 11/15/21	11,000,000	10,830,273
2.000%, 2/15/22	25,000,000	24,521,485

		3,980,567,335

Total Government Securities		5,110,161,404

Total Long-Term Debt Securities (67.0%) (Cost $5,079,599,651)		5,120,867,370

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(32.6%)
iShares Barclays 1-3 Year Treasury Bond Fund	15,728,000	1,326,184,960
iShares Barclays 3-7 Year Treasury Bond Fund	3,925,000	475,317,500
iShares Barclays 7-10 Year Treasury Bond Fund	6,672,000	689,084,160

Total Investment Companies (32.6%) (Cost $2,482,604,102)		2,490,586,620

Total Investments (99.6%) (Cost $7,562,203,753)		7,611,453,990
Other Assets Less Liabilities (0.4%)		27,312,219

Net Assets (100%)		$7,638,766,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,679,311	$—	$2,679,311
Utilities	—	8,026,655	—	8,026,655
Government Securities
U.S. Government Agencies	—	1,129,594,069	—	1,129,594,069
U.S. Treasuries	—	3,980,567,335	—	3,980,567,335
Investment Companies
Exchange Traded Funds (ETFs)	2,490,586,620	—	—	2,490,586,620

Total Assets	$2,490,586,620	$5,120,867,370	$—	$7,611,453,990

Total Liabilities	$—	$—	$—	$—

Total	$2,490,586,620	$5,120,867,370	$—	$7,611,453,990

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,599,595,008
Long-term U.S. Treasury securities	2,125,900,745

$3,725,495,753

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$107,493,143
Long-term U.S. Treasury securities	389,442,505

$496,935,648

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,676,404
Aggregate gross unrealized depreciation	(13,634,146)

Net unrealized appreciation	$48,042,258

Federal income tax cost of investments	$7,563,411,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.5%)
AGL Energy Ltd.	23,055	$352,252
Alumina Ltd.	125,721	160,832
Amcor Ltd.	63,061	485,994
AMP Ltd.	144,583	646,990
APA Group	27,057	142,938
Asciano Ltd.	47,212	239,632
ASX Ltd.	8,751	300,949
Australia & New Zealand Banking Group Ltd.	132,591	3,194,630
Bendigo and Adelaide Bank Ltd.	18,244	146,460
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	714,687	25,622,077
BHP Billiton Ltd. (ADR)	38,263	2,770,241
Boral Ltd.	36,134	150,840
Brambles Ltd.	73,389	539,742
Caltex Australia Ltd.	7,037	101,248
Campbell Brothers Ltd.	3,280	228,420
CFS Retail Property Trust (REIT)	93,207	172,822
Coca-Cola Amatil Ltd.	29,027	374,943
Cochlear Ltd.	2,910	186,587
Commonwealth Bank of Australia	79,574	4,129,579
Computershare Ltd.	22,977	214,207
Crown Ltd.	20,459	184,162
CSL Ltd.	26,618	989,568
Dexus Property Group (REIT)	249,118	224,503
Echo Entertainment Group Ltd.	34,964	158,995
Fairfax Media Ltd.	106,262	79,802
Fortescue Metals Group Ltd.	63,707	383,407
Goodman Group (REIT)	349,905	250,090
GPT Group (REIT)	88,394	285,676
Harvey Norman Holdings Ltd.	24,687	51,400
Iluka Resources Ltd.	21,242	391,443
Incitec Pivot Ltd.	83,374	272,043
Insurance Australia Group Ltd.	108,441	381,917
Leighton Holdings Ltd.	7,575	167,289
Lend Lease Group	27,217	210,600
Lynas Corp., Ltd.*	85,863	97,391
Macquarie Group Ltd.	17,546	528,530
Metcash Ltd.	39,554	176,180
Mirvac Group (REIT)	176,178	213,518
National Australia Bank Ltd.	111,009	2,828,721
Newcrest Mining Ltd.	38,831	1,193,821
Orica Ltd.	18,690	541,500
Origin Energy Ltd.	55,424	766,436
OZ Minerals Ltd.	16,025	162,011
Qantas Airways Ltd.*	56,764	104,956
QBE Insurance Group Ltd.	55,310	811,840
QR National Ltd.	85,656	330,951
Ramsay Health Care Ltd.	6,465	130,922
Rio Tinto Ltd.	22,175	1,502,236
Santos Ltd.	47,146	695,427
Sonic Healthcare Ltd.	19,352	250,973
SP AusNet	70,119	78,080
Stockland Corp., Ltd. (REIT)	116,698	355,392
Suncorp Group Ltd.	65,620	570,969
Sydney Airport	19,674	58,489
TABCORP Holdings Ltd.	34,964	98,511
Tatts Group Ltd.	64,462	165,597
Telstra Corp., Ltd.	220,452	751,289
Toll Holdings Ltd.	35,389	215,181
Transurban Group	66,465	385,547
Wesfarmers Ltd.	50,949	1,584,321
Westfield Group (REIT)	111,325	1,018,240
Westfield Retail Trust (REIT)	146,061	390,347
Westpac Banking Corp.	152,897	3,466,902
Woodside Petroleum Ltd.	32,612	1,175,921
Woolworths Ltd.	61,418	1,652,843
WorleyParsons Ltd.	9,624	285,413

		66,780,733

Austria (0.1%)
Erste Group Bank AG	9,364	215,931
Immofinanz AG*	49,628	180,298
OMV AG	7,906	281,004
Raiffeisen Bank International AG	2,530	89,418
Telekom Austria AG	16,255	189,304
Verbund AG	3,463	105,350
Vienna Insurance Group AG	1,998	88,123
Voestalpine AG	5,586	187,853

		1,337,281

Belgium (0.4%)
Ageas	110,148	242,098
Anheuser-Busch InBev N.V.	40,652	2,970,039
Belgacom S.A.	7,365	236,776
Colruyt S.A.	3,826	153,797
Delhaize Group S.A.	4,988	262,441
Groupe Bruxelles Lambert S.A.	4,226	327,126
KBC Groep N.V.	8,021	201,222
Mobistar S.A.	1,529	76,165
NV Bekaert S.A.	1,944	62,627
Solvay S.A.	2,999	355,059
UCB S.A.	5,096	219,868
Umicore S.A.	5,847	322,102

		5,429,320

Bermuda (0.2%)
Nabors Industries Ltd.*	133,959	2,342,943
Seadrill Ltd.	16,635	623,365

		2,966,308

Brazil (1.1%)
Vale S.A. (ADR)	596,111	13,907,270

Canada (11.9%)
Agrium, Inc. (When Issued)	257,015	22,198,386
Brookfield Asset Management, Inc., Class A	99,134	3,129,660
Canadian National Railway Co.	342,226	27,183,011
Canadian Natural Resources Ltd. (New York Exchange)	372,052	12,344,685
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,425,648
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	17,076,218
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	7,879,320
Cenovus Energy, Inc. (New York Exchange)	131,226	4,716,262
Cenovus Energy, Inc. (Toronto Exchange)	30,974	1,114,809
Ensign Energy Services, Inc.	15,370	229,753
Finning International, Inc.	174,322	4,800,868
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	78,817	3,601,149
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	427,272	19,507,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Suncor Energy, Inc. (New York Exchange)	437,587	$14,309,095
Suncor Energy, Inc. (Toronto Exchange)	116,754	3,814,740
Talisman Energy, Inc. (New York Exchange)	55,200	695,520
Talisman Energy, Inc. (Toronto Exchange)	12,386	155,718

		145,182,554

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	102,652	108,609

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	27	198,599
A. P. Moller - Maersk A/S, Class B	68	525,036
Carlsberg A/S, Class B	5,354	442,368
Coloplast A/S, Class B	1,197	207,241
Danske Bank A/S*	33,058	559,903
DSV A/S	9,712	220,193
Novo Nordisk A/S, Class B	21,516	2,978,961
Novozymes A/S, Class B	11,230	327,068
TDC A/S	24,747	179,986
Tryg A/S	1,324	74,654
Vestas Wind Systems A/S*	10,358	105,074
William Demant Holding A/S*	1,235	115,100

		5,934,183

Finland (0.4%)
Elisa Oyj	6,877	164,818
Fortum Oyj	22,376	543,140
Kesko Oyj, Class B	3,450	111,949
Kone Oyj, Class B	8,022	446,895
Metso Oyj	6,441	275,321
Neste Oil Oyj	7,253	89,333
Nokia Oyj	189,575	1,032,077
Nokian Renkaat Oyj	5,569	271,396
Orion Oyj, Class B	5,219	103,156
Pohjola Bank plc, Class A	7,212	79,883
Sampo Oyj, Class A	20,971	606,089
Sanoma Oyj	4,295	54,991
Stora Enso Oyj, Class R	29,415	218,515
UPM-Kymmene Oyj	26,303	358,170
Wartsila Oyj	8,084	304,905

		4,660,638

France (3.8%)
Accor S.A.	7,185	256,527
Aeroports de Paris S.A.	1,761	144,536
Air Liquide S.A.	14,377	1,916,694
Alcatel-Lucent S.A.*	114,836	261,132
Alstom S.A.	10,412	406,319
Arkema S.A.	2,809	261,758
AtoS	2,334	134,615
AXA S.A.‡	88,111	1,460,695
BNP Paribas S.A.	48,551	2,303,569
Bouygues S.A.	9,437	288,600
Bureau Veritas S.A.	2,770	243,827
Cap Gemini S.A.	7,669	343,257
Carrefour S.A.	29,228	700,690
Casino Guichard Perrachon S.A.	2,808	276,758
Christian Dior S.A.	2,757	423,040
Cie de Saint-Gobain S.A.	20,197	901,977
Cie Generale de Geophysique-Veritas*	7,318	216,575
Cie Generale des Etablissements Michelin	8,937	665,453
Cie Generale d’Optique Essilor International S.A.	10,171	906,553
CNP Assurances S.A.	8,164	127,393
Credit Agricole S.A.	48,658	302,412
Danone S.A.	29,631	2,066,837
Dassault Systemes S.A.	3,045	280,176
Edenred	7,990	240,405
EDF S.A.	12,159	277,464
Eiffage S.A.	2,102	81,328
Eurazeo S.A.	1,581	80,442
Eutelsat Communications S.A.	6,618	244,669
Fonciere des Regions (REIT)	1,251	100,491
France Telecom S.A.	94,262	1,396,090
GDF Suez S.A.	62,658	1,618,692
Gecina S.A. (REIT)	1,114	116,393
Groupe Eurotunnel S.A. (Registered)	27,569	239,438
ICADE (REIT)	1,167	104,109
Iliad S.A.	936	128,954
Imerys S.A.	1,856	112,851
J.C. Decaux S.A.*	3,465	105,873
Klepierre S.A. (REIT)	4,893	169,671
Lafarge S.A.	10,125	483,230
Lagardere S.C.A.	5,606	172,937
Legrand S.A.	11,105	408,628
L’Oreal S.A.	12,173	1,501,587
LVMH Moet Hennessy Louis Vuitton S.A.	12,860	2,209,956
Natixis S.A.	44,857	172,597
Neopost S.A.	1,644	105,727
Pernod-Ricard S.A.	10,129	1,059,109
Peugeot S.A.	11,520	185,523
PPR S.A.	3,802	654,124
Publicis Groupe S.A.	7,127	392,901
Renault S.A.	9,770	515,021
Safran S.A.	8,387	308,223
Sanofi S.A.	57,528	4,467,702
Schneider Electric S.A.	24,704	1,614,109
SCOR SE	8,973	242,457
Societe BIC S.A.	1,385	138,981
Societe Generale S.A.	33,054	968,308
Societe Television Francaise 1 S.A.	5,980	73,223
Sodexo S.A.	4,767	391,383
Suez Environnement Co. S.A.	13,883	212,931
Technip S.A.	5,087	599,278
Thales S.A.	4,911	183,787
Total S.A.	107,285	5,471,609
Unibail-Rodamco S.A. (REIT)	4,638	927,546
Vallourec S.A.	5,752	364,394
Veolia Environnement S.A.	17,610	292,054
Vinci S.A.	22,660	1,181,666
Vivendi S.A.	62,820	1,152,855
Wendel S.A.	1,668	142,486

		46,500,595

Germany (4.1%)
Adidas AG	10,577	825,797
Allianz SE (Registered)	22,981	2,742,234
Axel Springer AG	2,199	111,065
BASF SE	93,608	8,188,583
BASF SE (ADR)	6,500	568,945
Bayer AG (Registered)	41,868	2,944,967
Bayerische Motoren Werke (BMW) AG	16,760	1,507,250
Bayerische Motoren Werke (BMW) AG (Preference)	2,701	160,430
Beiersdorf AG	5,253	342,765
Brenntag AG	2,324	284,598
Celesio AG	4,404	79,705
Commerzbank AG*	182,095	460,706
Continental AG*	4,058	383,018
Daimler AG (Registered)	45,927	2,769,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Bank AG (Registered)	47,059	$2,341,358
Deutsche Boerse AG	10,004	673,521
Deutsche Lufthansa AG (Registered)	12,191	170,640
Deutsche Post AG (Registered)	43,006	827,950
Deutsche Telekom AG (Registered)	142,199	1,711,978
E.ON AG	91,176	2,183,962
Fraport AG	1,907	119,411
Fresenius Medical Care AG & Co. KGaA	10,573	749,338
Fresenius SE & Co. KGaA	5,765	591,190
GEA Group AG	8,509	293,471
Hannover Rueckversicherung AG (Registered)	2,827	167,932
HeidelbergCement AG	7,076	428,310
Henkel AG & Co. KGaA	6,440	401,967
Henkel AG & Co. KGaA (Preference)	8,915	653,233
Hochtief AG	2,248	136,386
Infineon Technologies AG	54,368	555,866
K+S AG (Registered)	8,731	456,757
Kabel Deutschland Holding AG*	4,564	281,889
Lanxess AG	4,187	346,109
Linde AG	8,584	1,540,393
MAN SE	3,214	427,922
Merck KGaA	3,268	361,671
Metro AG	6,554	253,404
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,069	1,367,377
Porsche Automobil Holding SE (Preference)	7,848	463,159
ProSiebenSat.1 Media AG (Preference)	3,779	97,122
RWE AG	24,737	1,181,269
RWE AG (Preference)	2,014	88,546
Salzgitter AG	2,052	112,467
SAP AG	46,603	3,254,405
Siemens AG (Registered)	41,660	4,199,927
Suedzucker AG	3,340	106,353
ThyssenKrupp AG	19,538	486,369
United Internet AG (Registered)	5,436	102,442
Volkswagen AG	1,455	234,611
Volkswagen AG (Preference)	7,320	1,287,210
Wacker Chemie AG	809	71,330

		50,096,549

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	9,395	179,807
Hellenic Telecommunications Organization S.A.	11,721	49,867
National Bank of Greece S.A.*	48,477	124,135
OPAP S.A.	11,344	109,992

		463,801

Hong Kong (1.2%)
AIA Group Ltd.	426,600	1,562,899
ASM Pacific Technology Ltd.	9,907	144,544
Bank of East Asia Ltd.	78,180	293,972
BOC Hong Kong Holdings Ltd.	191,043	527,699
Cathay Pacific Airways Ltd.	59,575	110,319
Cheung Kong Holdings Ltd.	69,899	902,817
Cheung Kong Infrastructure Holdings Ltd.	23,340	142,014
CLP Holdings Ltd.	97,064	837,454
First Pacific Co., Ltd.	102,000	113,092
Foxconn International Holdings Ltd.*	93,558	66,624
Galaxy Entertainment Group Ltd.*	63,000	174,019
Hang Lung Group Ltd.	44,739	289,501
Hang Lung Properties Ltd.	125,438	459,557
Hang Seng Bank Ltd.	38,174	507,312
Henderson Land Development Co., Ltd.	47,190	260,393
HKT Trust/HKT Ltd.*	4,382	3,408
Hong Kong & China Gas Co., Ltd.	235,320	603,031
Hong Kong Exchanges and Clearing Ltd.	52,127	875,994
Hopewell Holdings Ltd.	26,851	73,649
Hutchison Whampoa Ltd.	106,571	1,064,948
Hysan Development Co., Ltd.	32,459	129,994
Kerry Properties Ltd.	38,232	172,069
Li & Fung Ltd.	287,038	658,681
Lifestyle International Holdings Ltd.	30,741	77,985
Link REIT (REIT)	112,686	419,368
MTR Corp.	74,529	266,807
New World Development Co., Ltd.	181,170	217,668
Noble Group Ltd.	192,979	211,854
NWS Holdings Ltd.	68,215	104,358
Orient Overseas International Ltd.	11,452	81,478
PCCW Ltd.	201,585	72,166
Power Assets Holdings Ltd.	70,496	517,448
Shangri-La Asia Ltd.	71,859	157,125
Sino Land Co., Ltd.	145,241	231,920
SJM Holdings Ltd.	78,000	158,701
Sun Hung Kai Properties Ltd.	71,278	885,749
Swire Pacific Ltd., Class A	36,831	412,867
Wharf Holdings Ltd.	76,330	414,797
Wheelock & Co., Ltd.	47,116	141,975
Wing Hang Bank Ltd.	9,356	92,951
Yue Yuen Industrial Holdings Ltd.	39,199	137,553

		14,576,760

Ireland (0.3%)
CRH plc	35,922	733,010
Elan Corp. plc*	25,135	367,910
Experian plc	49,915	778,032
Irish Bank Resolution Corp., Ltd.(b)*†	67,703	—
James Hardie Industries SE (CDI)	20,482	162,941
Kerry Group plc, Class A	7,203	333,350
Shire plc	28,454	919,346
WPP plc	62,882	859,454

		4,154,043

Israel (0.3%)
Bank Hapoalim B.M.	52,841	194,030
Bank Leumi Le-Israel B.M.	62,260	196,052
Bezeq Israeli Telecommunication Corp., Ltd.	90,146	148,007
Cellcom Israel Ltd.	2,420	30,651
Delek Group Ltd.	233	45,580
Elbit Systems Ltd.	1,128	43,761
Israel Chemicals Ltd.	22,606	257,191
Israel Corp., Ltd.	106	71,358
Israel Discount Bank Ltd., Class A*	37,255	49,306
Mizrahi Tefahot Bank Ltd.	5,929	53,421
NICE Systems Ltd.*	2,765	108,388
Partner Communications Co., Ltd.	4,173	32,187
Teva Pharmaceutical Industries Ltd.	47,486	2,099,564

		3,329,496

Italy (1.7%)
A2A S.p.A.	56,836	45,595
Assicurazioni Generali S.p.A.	59,271	920,139
Atlantia S.p.A.	15,935	264,594
Autogrill S.p.A.	5,993	63,263
Banca Carige S.p.A.	33,013	43,325
Banca Monte dei Paschi di Siena S.p.A.	218,283	92,024
Banco Popolare S.c.a.r.l.	89,548	169,830
Enel Green Power S.p.A.	89,627	170,338
Enel S.p.A.	333,239	1,205,324
ENI S.p.A.	121,671	2,854,375
Exor S.p.A.	3,044	76,852
Fiat Industrial S.p.A.*	38,340	409,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fiat S.p.A.	38,340	$225,399
Finmeccanica S.p.A.	19,492	105,546
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	51,955	80,171
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	512,482	918,620
Luxottica Group S.p.A.	6,176	223,633
Mediaset S.p.A.	37,729	104,060
Mediobanca S.p.A.	24,855	145,989
Pirelli & C. S.p.A.	12,119	144,175
Prysmian S.p.A.	10,525	185,010
Saipem S.p.A.	172,447	8,907,612
Snam S.p.A.	81,482	391,873
Telecom Italia S.p.A.	474,904	564,658
Telecom Italia S.p.A. (RNC)	299,770	294,655
Terna Rete Elettrica Nazionale S.p.A.	60,795	244,382
UniCredit S.p.A.	204,882	1,026,331
Unione di Banche Italiane S.c.p.A.	41,828	177,288

		20,054,133

Japan (9.3%)
ABC-Mart, Inc.	1,240	46,667
Advantest Corp.	7,598	119,703
Aeon Co., Ltd.	30,652	402,916
Aeon Credit Service Co., Ltd.	3,838	60,373
Aeon Mall Co., Ltd.	3,662	85,079
Air Water, Inc.	7,000	90,323
Aisin Seiki Co., Ltd.	9,638	338,384
Ajinomoto Co., Inc.	31,168	390,871
Alfresa Holdings Corp.	1,866	88,712
All Nippon Airways Co., Ltd.	41,302	124,749
Amada Co., Ltd.	17,148	115,604
Aozora Bank Ltd.	26,918	77,726
Asahi Glass Co., Ltd.	49,752	421,963
Asahi Group Holdings Ltd.	19,987	442,626
Asahi Kasei Corp.	64,078	395,601
Asics Corp.	6,948	78,571
Astellas Pharma, Inc.	22,530	925,480
Bank of Kyoto Ltd.	15,082	136,844
Bank of Yokohama Ltd.	60,700	303,610
Benesse Holdings, Inc.	3,274	163,166
Bridgestone Corp.	33,264	806,181
Brother Industries Ltd.	11,715	158,804
Canon, Inc.	57,330	2,708,231
Casio Computer Co., Ltd.	11,727	83,734
Central Japan Railway Co.	75	617,978
Chiba Bank Ltd.	39,672	253,073
Chiyoda Corp.	8,000	101,583
Chubu Electric Power Co., Inc.	34,854	629,115
Chugai Pharmaceutical Co., Ltd.	11,647	214,731
Chugoku Bank Ltd.	9,511	128,583
Chugoku Electric Power Co., Inc.	14,662	272,266
Citizen Holdings Co., Ltd.	12,852	81,363
Coca-Cola West Co., Ltd.	3,148	55,186
Cosmo Oil Co., Ltd.	31,222	86,759
Credit Saison Co., Ltd.	7,516	152,100
Dai Nippon Printing Co., Ltd.	29,162	298,068
Daicel Chemical Industries Ltd.	14,955	96,303
Daido Steel Co., Ltd.	14,519	100,512
Daihatsu Motor Co., Ltd.	9,200	168,505
Dai-ichi Life Insurance Co., Ltd.	456	629,706
Daiichi Sankyo Co., Ltd.	33,487	610,105
Daikin Industries Ltd.	12,223	332,710
Dainippon Sumitomo Pharma Co., Ltd.	8,292	87,859
Daito Trust Construction Co., Ltd.	3,638	326,572
Daiwa House Industry Co., Ltd.	23,658	312,696
Daiwa Securities Group, Inc.	86,476	341,641
DeNA Co., Ltd.	5,000	138,516
Denki Kagaku Kogyo KK	24,718	98,848
Denso Corp.	24,412	815,503
Dentsu, Inc.	9,091	289,524
East Japan Railway Co.	17,320	1,090,216
Eisai Co., Ltd.	13,054	518,880
Electric Power Development Co., Ltd.	5,803	157,327
FamilyMart Co., Ltd.	3,104	131,255
FANUC Corp.	9,644	1,710,450
Fast Retailing Co., Ltd.	2,616	596,083
Fuji Electric Holdings Co., Ltd.	30,288	79,773
Fuji Heavy Industries Ltd.	29,480	236,852
Fujifilm Holdings Corp.	23,368	547,992
Fujitsu Ltd.	92,742	488,529
Fukuoka Financial Group, Inc.	39,983	177,284
Furukawa Electric Co., Ltd.	34,288	91,136
Gree, Inc.	4,400	111,050
GS Yuasa Corp.	19,963	109,499
Gunma Bank Ltd.	20,274	108,510
Hachijuni Bank Ltd.	23,088	136,124
Hakuhodo DY Holdings, Inc.	986	61,945
Hamamatsu Photonics KK	3,400	128,368
Hino Motors Ltd.	12,830	92,695
Hirose Electric Co., Ltd.	1,566	164,414
Hiroshima Bank Ltd.	26,280	120,017
Hisamitsu Pharmaceutical Co., Inc.	3,167	150,181
Hitachi Chemical Co., Ltd.	4,988	89,792
Hitachi Construction Machinery Co., Ltd.	5,451	120,585
Hitachi High-Technologies Corp.	3,618	86,330
Hitachi Ltd.	228,211	1,464,058
Hitachi Metals Ltd.	8,386	104,154
Hokkaido Electric Power Co., Inc.	9,968	146,323
Hokuhoku Financial Group, Inc.	63,952	122,078
Hokuriku Electric Power Co.	8,738	157,932
Honda Motor Co., Ltd.	82,504	3,134,893
Hoya Corp.	22,002	494,161
Ibiden Co., Ltd.	6,134	156,889
Idemitsu Kosan Co., Ltd.	1,190	118,612
IHI Corp.	67,834	171,286
INPEX Corp.	110	742,902
Isetan Mitsukoshi Holdings Ltd.	18,448	216,642
Isuzu Motors Ltd.	61,138	358,245
ITOCHU Corp.	75,032	818,580
ITOCHU Techno-Solutions Corp.	1,534	68,666
Iyo Bank Ltd.	11,578	102,533
J. Front Retailing Co., Ltd.	25,068	139,923
Japan Petroleum Exploration Co.	1,310	61,013
Japan Prime Realty Investment Corp. (REIT)	32	91,975
Japan Real Estate Investment Corp. (REIT)	23	202,573
Japan Retail Fund Investment Corp. (REIT)	92	136,605
Japan Steel Works Ltd.	15,022	102,905
Japan Tobacco, Inc.	227	1,278,023
JFE Holdings, Inc.	23,176	497,849
JGC Corp.	10,326	319,997
Joyo Bank Ltd.	33,480	153,303
JS Group Corp.	13,123	274,763
JSR Corp.	9,518	191,579
JTEKT Corp.	11,182	133,881
Jupiter Telecommunications Co., Ltd.	87	87,137
JX Holdings, Inc.	112,078	694,648
Kajima Corp.	43,739	133,167
Kamigumi Co., Ltd.	12,704	105,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kaneka Corp.	13,644	$82,256
Kansai Electric Power Co., Inc.	38,623	598,220
Kansai Paint Co., Ltd.	10,452	105,442
Kao Corp.	26,967	707,652
Kawasaki Heavy Industries Ltd.	73,840	225,704
Kawasaki Kisen Kaisha Ltd.*	36,162	79,515
KDDI Corp.	146	945,463
Keikyu Corp.	23,466	205,260
Keio Corp.	29,347	210,255
Keisei Electric Railway Co., Ltd.	13,955	107,904
Keyence Corp.	2,253	529,701
Kikkoman Corp.	7,823	90,451
Kinden Corp.	5,696	43,974
Kintetsu Corp.	81,980	311,993
Kirin Holdings Co., Ltd.	41,991	543,341
Kobe Steel Ltd.	129,095	208,998
Koito Manufacturing Co., Ltd.	5,000	80,887
Komatsu Ltd.	48,172	1,372,934
Konami Corp.	4,688	132,875
Konica Minolta Holdings, Inc.	22,936	200,347
Kubota Corp.	57,508	552,360
Kuraray Co., Ltd.	18,092	255,959
Kurita Water Industries Ltd.	5,814	142,452
Kyocera Corp.	7,704	705,525
Kyowa Hakko Kirin Co., Ltd.	13,267	147,465
Kyushu Electric Power Co., Inc.	19,588	279,017
Lawson, Inc.	3,080	193,872
Mabuchi Motor Co., Ltd.	1,252	56,799
Makita Corp.	5,746	230,479
Marubeni Corp.	81,668	589,052
Marui Group Co., Ltd.	11,386	94,918
Maruichi Steel Tube Ltd.	2,816	65,730
Mazda Motor Corp.*	122,679	214,914
McDonald’s Holdings Co. Japan Ltd.	3,280	87,023
Medipal Holdings Corp.	7,522	97,422
MEIJI Holdings Co., Ltd.	3,734	163,083
Miraca Holdings, Inc.	2,700	105,364
Mitsubishi Chemical Holdings Corp.	68,859	367,714
Mitsubishi Corp.	71,084	1,648,922
Mitsubishi Electric Corp.	97,371	861,128
Mitsubishi Estate Co., Ltd.	63,011	1,123,647
Mitsubishi Gas Chemical Co., Inc.	19,711	131,692
Mitsubishi Heavy Industries Ltd.	151,256	732,798
Mitsubishi Logistics Corp.	6,008	70,917
Mitsubishi Materials Corp.	57,819	183,020
Mitsubishi Motors Corp.*	204,218	231,926
Mitsubishi Tanabe Pharma Corp.	11,890	166,779
Mitsubishi UFJ Financial Group, Inc.	644,416	3,207,677
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,930	128,853
Mitsui & Co., Ltd.	87,354	1,432,154
Mitsui Chemicals, Inc.	44,288	134,303
Mitsui Fudosan Co., Ltd.	42,427	811,429
Mitsui O.S.K. Lines Ltd.	56,575	246,067
Mizuho Financial Group, Inc.	1,154,102	1,882,370
MS&AD Insurance Group Holdings, Inc.	28,898	593,182
Murata Manufacturing Co., Ltd.	10,171	602,740
Nabtesco Corp.	4,700	96,419
Namco Bandai Holdings, Inc.	10,719	154,627
NEC Corp.*	135,742	283,718
NGK Insulators Ltd.	12,267	175,031
NGK Spark Plug Co., Ltd.	6,948	99,137
NHK Spring Co., Ltd.	6,075	65,323
Nidec Corp.	5,446	496,108
Nikon Corp.	16,759	508,622
Nintendo Co., Ltd.	5,039	757,950
Nippon Building Fund, Inc. (REIT)	30	284,886
Nippon Electric Glass Co., Ltd.	20,022	173,926
Nippon Express Co., Ltd.	45,427	177,273
Nippon Meat Packers, Inc.	9,075	115,233
Nippon Paper Group, Inc.	4,730	98,463
Nippon Sheet Glass Co., Ltd.	45,414	69,682
Nippon Steel Corp.	257,567	706,388
Nippon Telegraph & Telephone Corp.	22,087	1,002,014
Nippon Yusen KK	78,442	246,405
Nishi-Nippon City Bank Ltd.	35,480	100,306
Nissan Motor Co., Ltd.	126,648	1,348,035
Nisshin Seifun Group, Inc.	9,638	116,560
Nisshin Steel Co., Ltd.	31,672	53,188
Nissin Foods Holdings Co., Ltd.	3,106	116,142
Nitori Holdings Co., Ltd.	1,925	173,964
Nitto Denko Corp.	8,311	334,870
NKSJ Holdings, Inc.	18,904	422,525
NOK Corp.	5,364	116,651
Nomura Holdings, Inc.	182,708	807,915
Nomura Real Estate Holdings, Inc.	4,575	80,644
Nomura Real Estate Office Fund, Inc. (REIT)	12	71,403
Nomura Research Institute Ltd.	5,588	138,603
NSK Ltd.	22,970	176,778
NTN Corp.	22,214	93,934
NTT Data Corp.	60	210,874
NTT DoCoMo, Inc.	776	1,288,177
NTT Urban Development Corp.	53	43,158
Obayashi Corp.	33,666	146,834
Odakyu Electric Railway Co., Ltd.	32,103	303,305
OJI Paper Co., Ltd.	43,612	210,762
Olympus Corp.*	11,052	180,795
Omron Corp.	10,144	218,151
Ono Pharmaceutical Co., Ltd.	4,175	232,533
Oracle Corp. Japan	1,940	73,714
Oriental Land Co., Ltd.	2,486	266,411
ORIX Corp.	5,241	500,228
Osaka Gas Co., Ltd.	94,868	380,526
Otsuka Corp.	739	60,088
Otsuka Holdings Co., Ltd.	12,800	378,881
Panasonic Corp.	112,186	1,031,455
Rakuten, Inc.	377	394,900
Resona Holdings, Inc.	93,502	430,401
Ricoh Co., Ltd.	33,480	325,618
Rinnai Corp.	1,584	114,059
Rohm Co., Ltd.	5,126	252,987
Sankyo Co., Ltd.	2,798	137,246
Sanrio Co., Ltd.	2,100	81,950
Santen Pharmaceutical Co., Ltd.	3,731	159,346
SBI Holdings, Inc.	992	93,603
Secom Co., Ltd.	10,627	519,987
Sega Sammy Holdings, Inc.	10,475	219,447
Seiko Epson Corp.	6,722	94,207
Sekisui Chemical Co., Ltd.	22,214	192,698
Sekisui House Ltd.	28,970	283,855
Seven & I Holdings Co., Ltd.	37,912	1,125,863
Seven Bank Ltd.	28,000	61,230
Sharp Corp.	50,938	371,711
Shikoku Electric Power Co., Inc.	8,943	252,072
Shimadzu Corp.	11,140	100,539
Shimamura Co., Ltd.	1,146	128,210
Shimano, Inc.	3,836	231,031
Shimizu Corp.	30,910	123,984
Shin-Etsu Chemical Co., Ltd.	20,764	1,199,129
Shinsei Bank Ltd.	70,173	91,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shionogi & Co., Ltd.	15,807	$218,475
Shiseido Co., Ltd.	18,222	314,377
Shizuoka Bank Ltd.	28,724	295,673
Showa Denko KK	76,382	173,491
Showa Shell Sekiyu KK	9,875	62,994
SMC Corp.	2,748	436,918
Softbank Corp.	44,672	1,320,676
Sojitz Corp.	62,842	112,367
Sony Corp.	50,864	1,047,146
Sony Financial Holdings, Inc.	9,200	163,393
Square Enix Holdings Co., Ltd.	3,024	63,498
Stanley Electric Co., Ltd.	7,084	112,546
Sumco Corp.*	6,552	79,713
Sumitomo Chemical Co., Ltd.	79,158	336,639
Sumitomo Corp.	56,328	813,922
Sumitomo Electric Industries Ltd.	37,260	510,035
Sumitomo Heavy Industries Ltd.	27,784	154,412
Sumitomo Metal Industries Ltd.	164,920	332,749
Sumitomo Metal Mining Co., Ltd.	26,784	376,342
Sumitomo Mitsui Financial Group, Inc.	67,568	2,222,879
Sumitomo Mitsui Trust Holdings, Inc.	160,268	511,185
Sumitomo Realty & Development Co., Ltd.	17,526	422,428
Sumitomo Rubber Industries Ltd.	8,836	117,322
Suruga Bank Ltd.	8,890	90,758
Suzuken Co., Ltd.	3,806	117,348
Suzuki Motor Corp.	16,936	404,524
Sysmex Corp.	3,400	137,199
T&D Holdings, Inc.	29,368	340,267
Taisei Corp.	53,183	138,789
Taisho Pharmaceutical Holdings Co., Ltd.	1,971	159,785
Taiyo Nippon Sanso Corp.	13,392	94,490
Takashimaya Co., Ltd.	11,955	99,228
Takeda Pharmaceutical Co., Ltd.	40,023	1,762,521
TDK Corp.	6,171	349,668
Teijin Ltd.	48,250	162,058
Terumo Corp.	8,550	408,545
THK Co., Ltd.	6,208	126,230
Tobu Railway Co., Ltd.	50,991	270,449
Toho Co., Ltd.	6,046	110,957
Toho Gas Co., Ltd.	20,592	121,407
Tohoku Electric Power Co., Inc.	22,259	253,866
Tokio Marine Holdings, Inc.	36,815	1,010,111
Tokyo Electric Power Co., Inc.*	73,858	185,604
Tokyo Electron Ltd.	8,536	488,317
Tokyo Gas Co., Ltd.	124,711	587,620
Tokyu Corp.	57,011	270,694
Tokyu Land Corp.	23,592	115,437
TonenGeneral Sekiyu KK	14,830	136,528
Toppan Printing Co., Ltd.	27,910	217,831
Toray Industries, Inc.	73,774	547,266
Toshiba Corp.	204,683	900,140
Tosoh Corp.	24,095	66,955
TOTO Ltd.	14,267	107,386
Toyo Seikan Kaisha Ltd.	7,804	111,917
Toyo Suisan Kaisha Ltd.	5,756	149,446
Toyoda Gosei Co., Ltd.	2,942	57,262
Toyota Boshoku Corp.	2,992	35,281
Toyota Industries Corp.	9,218	277,977
Toyota Motor Corp.	139,636	6,022,720
Toyota Tsusho Corp.	10,914	222,183
Trend Micro, Inc.	5,382	165,355
Tsumura & Co.	3,004	86,777
Ube Industries Ltd.	50,123	136,253
Unicharm Corp.	5,794	305,905
Ushio, Inc.	5,264	73,964
USS Co., Ltd.	1,211	122,753
West Japan Railway Co.	8,600	345,475
Yahoo! Japan Corp.	766	247,837
Yakult Honsha Co., Ltd.	4,907	168,665
Yamada Denki Co., Ltd.	4,182	261,217
Yamaguchi Financial Group, Inc.	10,763	97,786
Yamaha Corp.	8,179	84,784
Yamaha Motor Co., Ltd.	13,532	181,310
Yamato Holdings Co., Ltd.	20,136	311,151
Yamato Kogyo Co., Ltd.	2,054	59,930
Yamazaki Baking Co., Ltd.	5,571	79,826
Yaskawa Electric Corp.	10,140	95,311
Yokogawa Electric Corp.	10,503	106,210

		113,378,071

Luxembourg (0.9%)
ArcelorMittal S.A.	43,725	835,669
Millicom International Cellular S.A. (SDR)	3,819	432,941
SES S.A. (FDR)	15,244	378,257
Tenaris S.A.	23,548	449,105
Tenaris S.A. (ADR)	246,195	9,412,035

		11,508,007

Macau (0.1%)
Sands China Ltd.	121,467	474,728
Wynn Macau Ltd.	77,600	226,838

		701,566

Mauritius (0.0%)
Essar Energy plc*	16,162	40,147

Mexico (0.0%)
Fresnillo plc	9,222	235,714

Netherlands (2.9%)
Aegon N.V.*	87,128	483,868
Akzo Nobel N.V.	11,778	695,407
ASML Holding N.V.	21,557	1,077,571
Core Laboratories N.V.	51,400	6,762,698
Corio N.V. (REIT)	3,047	160,723
Delta Lloyd N.V.	5,120	90,000
European Aeronautic Defence and Space Co. N.V.	20,661	846,094
Fugro N.V. (CVA)	3,430	244,375
Heineken Holding N.V.	5,973	279,613
Heineken N.V.	13,126	729,569
ING Groep N.V. (CVA)*	193,803	1,614,694
Koninklijke (Royal) KPN N.V.	74,716	821,903
Koninklijke Ahold N.V.	58,768	814,357
Koninklijke Boskalis Westminster N.V.	3,483	130,834
Koninklijke DSM N.V.	7,735	447,567
Koninklijke Philips Electronics N.V.	51,066	1,035,222
Koninklijke Vopak N.V.	3,562	205,204
QIAGEN N.V.*	12,456	193,952
Randstad Holding N.V.	6,041	227,929
Reed Elsevier N.V.	35,173	449,212
Royal Dutch Shell plc, Class A	183,857	6,421,221
Royal Dutch Shell plc, Class B	134,535	4,733,076
SBM Offshore N.V.	8,638	176,552
TNT Express N.V.	18,623	229,995
Unilever N.V. (N.Y. Shares)	89,540	3,047,046
Unilever N.V. (CVA)	82,350	2,802,317
Wolters Kluwer N.V.	14,914	282,449

		35,003,448

New Zealand (0.1%)
Auckland International Airport Ltd.	48,063	96,811
Contact Energy Ltd.*	18,062	69,953
Fletcher Building Ltd.	34,453	190,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SKYCITY Entertainment Group Ltd.	29,859	$96,327
Telecom Corp. of New Zealand Ltd.	98,532	195,644

		648,871

Norway (0.4%)
Aker Solutions ASA	8,136	137,654
DNB ASA	50,235	645,718
Gjensidige Forsikring ASA	10,181	120,229
Norsk Hydro ASA	47,373	257,963
Orkla ASA	38,114	301,579
Statoil ASA	56,032	1,521,146
Telenor ASA	36,596	678,614
Yara International ASA	9,326	444,785
Yara International ASA (ADR)	5,000	238,950

		4,346,638

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)	38,836	70,960
Cimpor Cimentos de Portugal SGPS S.A.	9,872	65,832
EDP - Energias de Portugal S.A.	96,160	279,710
Galp Energia SGPS S.A., Class B	11,588	190,714
Jeronimo Martins SGPS S.A.*	11,352	231,266
Portugal Telecom SGPS S.A. (Registered)	34,102	185,520

		1,024,002

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	89,522	143,856
CapitaLand Ltd.	134,502	333,834
CapitaMall Trust (REIT)	104,267	149,717
CapitaMalls Asia Ltd.	76,421	99,398
City Developments Ltd.	24,280	219,226
ComfortDelGro Corp., Ltd.	97,550	121,060
Cosco Corp., (Singapore) Ltd.	50,056	46,391
DBS Group Holdings Ltd.	87,795	990,361
Fraser and Neave Ltd.	44,620	237,822
Genting Singapore plc*	302,261	409,972
Global Logistic Properties Ltd.*	93,000	162,762
Golden Agri-Resources Ltd.	333,537	208,286
Hutchison Port Holdings Trust, Class U	265,000	202,725
Jardine Cycle & Carriage Ltd.	5,449	209,325
Keppel Corp., Ltd.	70,685	617,977
Keppel Land Ltd.	36,000	99,375
Neptune Orient Lines Ltd.	48,991	55,147
Olam International Ltd.	69,924	131,276
Oversea-Chinese Banking Corp., Ltd.	130,922	929,020
SembCorp Industries Ltd.	49,812	209,226
SembCorp Marine Ltd.	42,626	179,042
Singapore Airlines Ltd.	26,682	228,603
Singapore Exchange Ltd.	45,302	250,106
Singapore Press Holdings Ltd.	77,523	241,749
Singapore Technologies Engineering Ltd.	77,019	199,126
Singapore Telecommunications Ltd.	403,119	1,010,163
StarHub Ltd.	31,724	78,234
United Overseas Bank Ltd.	63,826	931,711
UOL Group Ltd.	22,532	84,962
Wilmar International Ltd.	94,455	368,187

		9,148,639

Spain (1.2%)
Abertis Infraestructuras S.A.	19,678	335,012
Acciona S.A.	1,292	90,224
Acerinox S.A.	4,854	62,388
ACS Actividades de Construccion y Servicios S.A.	7,421	189,931
Amadeus IT Holding S.A., Class A	15,432	291,230
Banco Bilbao Vizcaya Argentaria S.A.	235,046	1,870,540
Banco de Sabadell S.A.	103,942	283,077
Banco Popular Espanol S.A.	49,060	176,010
Banco Santander S.A.	433,329	3,334,661
Bankia S.A.*	43,855	158,857
Bankinter S.A.	10,710	56,179
CaixaBank	37,658	146,605
Distribuidora Internacional de Alimentacion S.A.*	29,228	144,894
EDP Renovaveis S.A.*	11,379	56,546
Enagas S.A.	9,223	177,499
Ferrovial S.A.	18,531	212,992
Fomento de Construcciones y Contratas S.A.	2,140	47,806
Gas Natural SDG S.A.	17,151	274,034
Grifols S.A.*	6,910	147,454
Iberdrola S.A.	193,355	1,097,785
Inditex S.A.	11,074	1,060,738
Indra Sistemas S.A.	5,244	64,260
Mapfre S.A.	37,999	122,340
Red Electrica Corporacion S.A.	5,244	256,607
Repsol YPF S.A.	40,205	1,008,619
Telefonica S.A.	207,977	3,407,600
Zardoya Otis S.A.	7,620	98,681

		15,172,569

Sweden (1.4%)
Alfa Laval AB	17,128	352,357
Assa Abloy AB, Class B	15,976	501,801
Atlas Copco AB, Class A	33,536	811,559
Atlas Copco AB, Class B	19,341	416,885
Boliden AB	13,726	215,564
Electrolux AB, Class B	12,557	265,535
Getinge AB, Class B	10,294	293,145
Hennes & Mauritz AB, Class B	51,594	1,866,986
Hexagon AB, Class B	12,738	247,220
Holmen AB, Class B	2,761	75,830
Husqvarna AB, Class B	21,265	128,282
Industrivarden AB, Class C	5,764	85,644
Investment AB Kinnevik, Class B	10,432	242,674
Investor AB, Class B	22,515	499,252
Lundin Petroleum AB*	10,988	235,512
Modern Times Group AB, Class B	2,525	139,078
Nordea Bank AB	134,060	1,218,856
Ratos AB, Class B	9,678	134,364
Sandvik AB	50,528	729,379
Scania AB, Class B	16,397	341,036
Securitas AB, Class B	16,137	155,618
Skandinaviska Enskilda Banken AB, Class A	70,808	503,034
Skanska AB, Class B	19,598	339,776
SKF AB, Class B	19,939	486,736
SSAB AB, Class A	7,895	74,644
Svenska Cellulosa AB, Class B	29,443	510,017
Svenska Handelsbanken AB, Class A	24,505	781,176
Swedbank AB, Class A	41,026	637,485
Swedish Match AB	11,098	441,853
Tele2 AB, Class B	16,143	329,409
Telefonaktiebolaget LM Ericsson, Class B	152,703	1,582,241
TeliaSonera AB	109,568	764,150
Volvo AB, Class B	69,926	1,018,904

		16,426,002

Switzerland (9.5%)
ABB Ltd. (Registered)*	110,984	2,276,973
Actelion Ltd. (Registered)*	5,431	198,541
Adecco S.A. (Registered)*	6,719	352,065
Aryzta AG*	4,240	209,487
Baloise Holding AG (Registered)	2,377	191,434
Barry Callebaut AG (Registered)*	84	84,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Financiere Richemont S.A., Class A	26,359	$1,652,730
Credit Suisse Group AG (Registered)*	57,519	1,639,486
GAM Holding AG*	10,667	155,390
Geberit AG (Registered)*	1,948	407,641
Givaudan S.A. (Registered)*	420	404,786
Glencore International plc	69,640	433,749
Holcim Ltd. (Registered)*	12,416	810,128
Julius Baer Group Ltd.*	10,244	413,528
Kuehne + Nagel International AG (Registered)	2,649	358,306
Lindt & Spruengli AG	45	144,566
Lindt & Spruengli AG (Registered)	6	223,297
Lonza Group AG (Registered)*	2,554	132,015
Nestle S.A. (Registered)	314,107	19,764,349
Nestle S.A. (Registered) (ADR)	155,035	9,767,205
Noble Corp.*	554,282	20,768,946
Novartis AG (Registered)	142,521	7,887,836
Novartis AG (ADR)	54,051	2,994,966
Pargesa Holding S.A.	1,393	100,150
Partners Group Holding AG	639	124,657
Roche Holding AG	35,573	6,190,892
Schindler Holding AG	2,357	283,561
Schindler Holding AG (Registered)	1,116	133,396
SGS S.A. (Registered)	272	529,115
Sika AG	103	222,956
Sonova Holding AG (Registered)*	2,495	277,222
STMicroelectronics N.V.	32,684	267,080
Straumann Holding AG (Registered)*	400	68,062
Sulzer AG (Registered)	1,218	173,113
Swatch Group AG	1,534	706,078
Swatch Group AG (Registered)	2,241	180,109
Swiss Life Holding AG (Registered)*	1,538	182,986
Swiss Reinsurance Co., Ltd.*	17,459	1,115,001
Swisscom AG (Registered)	1,172	473,760
Syngenta AG (Registered)*	4,805	1,661,283
Syngenta AG (ADR)*	53,684	3,695,070
Transocean Ltd. (BATS Europe Exchange)	17,432	951,065
Transocean Ltd. (New York Exchange)	97,350	5,325,045
UBS AG (Registered)*	184,256	2,582,074
Weatherford International Ltd.*	955,556	14,419,340
Wolseley plc	14,687	560,046
Xstrata plc	105,065	1,794,790
Zurich Financial Services AG*	7,424	1,995,195

		115,283,637

United Kingdom (12.5%)
3i Group plc	50,206	171,852
Admiral Group plc	9,632	182,874
Aggreko plc	13,294	478,434
AMEC plc	17,167	304,242
Anglo American plc	66,845	2,498,687
Antofagasta plc	20,401	375,914
ARM Holdings plc	68,184	645,637
Associated British Foods plc	18,370	358,470
AstraZeneca plc	65,868	2,927,840
Aviva plc	147,346	781,279
Babcock International Group plc	18,475	235,372
BAE Systems plc	164,273	788,001
Balfour Beatty plc	36,478	166,579
Barclays plc	588,449	2,214,230
BG Group plc	171,535	3,972,881
BHP Billiton plc	106,804	3,258,639
BP plc	956,956	7,080,027
British American Tobacco plc	291,192	14,673,819
British American Tobacco plc (ADR)	73,762	7,466,190
British Land Co. plc (REIT)	42,558	326,675
British Sky Broadcasting Group plc	57,658	623,434
BT Group plc	392,108	1,419,928
Bunzl plc	16,969	272,505
Burberry Group plc	22,437	537,243
Capita Group plc	30,986	363,042
Capital Shopping Centres Group plc (REIT)	28,197	149,465
Carnival plc	9,314	297,657
Centrica plc	261,103	1,321,395
Cobham plc	50,840	186,301
Compass Group plc	95,946	1,005,967
Diageo plc	460,923	11,077,126
Diageo plc (ADR)	78,038	7,530,667
Eurasian Natural Resources Corp.	13,129	124,424
G4S plc	73,203	319,065
GKN plc	78,762	259,644
GlaxoSmithKline plc	255,083	5,697,793
Hammerson plc (REIT)	36,342	241,584
HSBC Holdings plc	901,276	7,997,947
ICAP plc	26,868	168,807
Imperial Tobacco Group plc	51,241	2,077,685
Inmarsat plc	22,555	166,061
Intercontinental Hotels Group plc	14,998	348,565
International Consolidated Airlines Group S.A.*	46,847	134,894
International Power plc	78,760	510,205
Intertek Group plc	8,166	327,975
Invensys plc	41,729	132,824
Investec plc	25,930	158,559
ITV plc	184,968	261,389
J Sainsbury plc	61,206	304,760
Johnson Matthey plc	11,106	419,054
Kazakhmys plc	11,072	160,804
Kingfisher plc	122,168	599,315
Land Securities Group plc (REIT)	39,112	451,993
Legal & General Group plc	303,260	633,979
Lloyds Banking Group plc*	2,078,921	1,117,445
London Stock Exchange Group plc	8,345	138,017
Lonmin plc	7,934	129,696
Man Group plc	95,328	205,539
Marks & Spencer Group plc	81,711	495,341
Meggitt plc	38,176	246,632
National Grid plc	179,330	1,808,516
Next plc	8,761	418,014
Old Mutual plc	282,642	717,008
Pearson plc	41,148	766,759
Petrofac Ltd.	13,280	369,600
Prudential plc	127,915	1,529,385
Randgold Resources Ltd.	4,661	400,348
Reckitt Benckiser Group plc	31,339	1,770,977
Reed Elsevier plc	62,739	556,948
Resolution Ltd.	68,298	285,451
Rexam plc	45,364	310,628
Rio Tinto plc	269,515	14,855,335
Rio Tinto plc (ADR)	94,928	5,277,048
Rolls-Royce Holdings plc*	94,676	1,229,646
Royal Bank of Scotland Group plc*	874,665	386,691
RSA Insurance Group plc	176,528	295,345
SABMiller plc	47,898	1,922,600
Sage Group plc	67,945	325,165
Schroders plc	5,704	144,152
Segro plc (REIT)	38,932	146,214
Serco Group plc	25,382	220,247
Severn Trent plc	12,240	302,282
Smith & Nephew plc	45,817	464,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Smiths Group plc	20,171	$339,412
SSE plc	47,756	1,015,166
Standard Chartered plc	120,278	3,001,201
Standard Life plc	115,691	425,055
Subsea 7 S.A.*	14,312	378,989
Tate & Lyle plc	23,014	259,517
Tesco plc	406,245	2,144,303
TUI Travel plc	28,920	90,804
Tullow Oil plc	45,481	1,110,845
Unilever plc	64,903	2,142,687
United Utilities Group plc	35,269	339,323
Vedanta Resources plc	6,135	120,503
Vodafone Group plc	2,540,259	6,996,734
Weir Group plc	10,602	299,137
Whitbread plc	9,060	267,223
WM Morrison Supermarkets plc	110,711	527,705

		151,483,587

United States (3.3%)
Bunge Ltd.	29,718	2,033,900
Cooper Industries plc	239,638	15,324,850
Schlumberger Ltd.	314,944	22,024,034
Sims Metal Management Ltd.	7,811	118,857
Synthes, Inc.(m)	3,310	574,217

		40,075,858

Total Common Stocks (74.0%) (Cost $698,421,002)		899,959,029

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares FTSE China 25 Index Fund	81,610	2,989,374
iShares MSCI Australia Index Fund	103,715	2,438,340
iShares MSCI Austria Investable Market Index Fund	121,237	1,990,712
iShares MSCI Belgium Investable Market Index Fund‡	150,497	1,857,133
iShares MSCI BRIC Index Fund	71,916	2,939,926
iShares MSCI Canada Index Fund	48,658	1,378,968
iShares MSCI EAFE Index Fund	586,666	32,207,963
iShares MSCI EAFE Small Cap Index Fund	32,700	1,312,251
iShares MSCI Emerging Markets Index Fund	81,332	3,492,396
iShares MSCI France Index Fund	107,167	2,365,176
iShares MSCI Germany Index Fund	341,210	7,939,957
iShares MSCI Hong Kong Index Fund	75,577	1,318,063
iShares MSCI Indonesia Investable Market Index Fund	15,100	467,194
iShares MSCI Israel Capped Investable Market Index Fund	9,500	409,165
iShares MSCI Italy Index Fund	309,848	4,052,812
iShares MSCI Japan Index Fund	945,280	9,622,950
iShares MSCI Malaysia Index Fund	7,062	103,176
iShares MSCI Mexico Investable Market Index Fund	3,848	240,577
iShares MSCI Netherlands Investable Market Index Fund	105,993	2,012,807
iShares MSCI Pacific ex-Japan Index Fund	133,092	5,792,164
iShares MSCI Poland Investable Market Index Fund	7,700	199,777
iShares MSCI Singapore Index Fund	78,726	1,014,778
iShares MSCI South Korea Index Fund	6,000	357,240
iShares MSCI Spain Index Fund	56,321	1,650,205
iShares MSCI Sweden Index Fund	65,303	1,894,440
iShares MSCI Switzerland Index Fund	30,300	758,409
iShares MSCI Thailand Index Fund	1,818	132,332
iShares MSCI Turkey Index Fund	8,084	428,856
iShares MSCI United Kingdom Index Fund	33,500	579,550
iShares S&P Europe 350 Index Fund	466,666	17,429,975
iShares S&P Latin America 40 Index Fund	32,247	1,536,570
SPDR DJ EURO Stoxx 50 Fund	82,264	2,670,289
SPDR S&P Emerging Asia Pacific ETF	33,079	2,452,808
SPDR S&P Emerging Europe ETF	11,967	513,743
Vanguard MSCI EAFE ETF	161,000	5,478,830
Vanguard MSCI Emerging Markets ETF	6,000	260,820

Total Investment Companies (10.0%) (Cost $107,871,573)		122,289,726

Total Investments (84.0%) (Cost $806,292,575)		1,022,248,755
Other Assets Less Liabilities (16.0%)		194,198,171

Net Assets (100%)		$1,216,446,926

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.7%
Consumer Staples	9.6
Energy	14.3
Exchange Traded Funds	10.0
Financials	10.1
Health Care	4.4
Industrials	11.4
Information Technology	2.1
Materials	13.2
Telecommunication Services	2.3
Utilities	1.9
Cash and Other	16.0

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,145,508	$—	$—	$1,460,695	$—	$—
iShares MSCI Belgium Investable Market Index Fund	1,593,763	—	—	1,857,133	—	—

	$2,739,271	$—	$—	$3,317,828	$—	$—

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,344	June-12	$77,014,245	$75,309,983	$(1,704,262)
FTSE 100 Index	520	June-12	48,922,719	47,654,543	(1,268,176)
SPI 200 Index	171	June-12	18,654,487	19,240,784	586,297
TOPIX Index	468	June-12	46,806,767	48,456,687	1,649,920

					$(736,221)

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	2,000	$2,054,694	$2,068,320	$(13,626)
British Pound vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	3,202	5,119,236	5,017,065	102,171
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	9,600	12,808,496	12,535,968	272,528
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	164,440	1,988,039	1,967,103	20,936

					$382,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$57,052,994	$—	$57,052,994
Consumer Staples	29,845,008	86,156,987	176,180	116,178,175
Energy	120,861,271	53,296,822	—	174,158,093
Financials	3,129,660	119,168,602	—	122,298,262
Health Care	2,994,966	50,678,730	—	53,673,696
Industrials	72,264,267	66,859,964	—	139,124,231
Information Technology	—	25,378,550	—	25,378,550
Materials	71,764,771	88,774,775	—	160,539,546
Telecommunication Services	—	28,700,805	—	28,700,805
Utilities	—	22,854,677	—	22,854,677
Forward Currency Contracts	—	395,635	—	395,635
Futures	2,236,217	—	—	2,236,217
Investment Companies
Exchange Traded Funds (ETFs)	122,289,726	—	—	122,289,726

Total Assets	$425,385,886	$599,318,541	$176,180	$1,024,880,607

Liabilities:
Forward Currency Contracts	$—	$(13,626)	$—	$(13,626)
Futures	(2,972,438)	—	—	(2,972,438)

Total Liabilities	$(2,972,438)	$(13,626)	$—	$(2,986,064)

Total	$422,413,448	$599,304,915	$176,180	$1,021,894,543

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Staples	Investments in Common Stocks - Financials	Investments in Common Stocks - Industrials
Balance as of 12/31/11	$—	$130	$10,279
Total gains or losses (realized/unrealized) included in earnings	12,738	(130)	(19)
Purchases	—	—	—
Sales	—	—	(10,260)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	163,442	—	—
Transfers out of Level 3	—	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Balance as of 3/31/12	$176,180	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$12,738	$—	$—

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks - Consumer Staples	$176,180	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
		Deemed Worthless	Discount for Lack of Marketability (b)	Not Applicable
Common Stocks - Financials	—	Deemed Worthless	Discount for Lack of Marketability (b)	Not Applicable
$176,180

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,945,508
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,342,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,518,375
Aggregate gross unrealized depreciation	(60,822,666)

Net unrealized appreciation	$169,695,709

Federal income tax cost of investments	$852,553,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.7%)
Abacus Property Group (REIT)	43,596	$89,415
Acrux Ltd.*	24,927	102,766
Adelaide Brighton Ltd.	75,789	227,667
AGL Energy Ltd.	71,086	1,086,108
Alumina Ltd.	382,553	489,390
Amcor Ltd.	187,372	1,444,024
AMP Ltd.	443,513	1,984,664
Ansell Ltd.	21,213	326,746
APA Group	82,550	436,098
APN News & Media Ltd.	65,218	61,138
Aquarius Platinum Ltd.	61,072	141,073
Aquila Resources Ltd.*	28,742	148,862
Ardent Leisure Group (REIT)	47,127	54,186
Aristocrat Leisure Ltd.	77,357	241,993
Asciano Ltd.	151,312	768,009
Aston Resources Ltd.*	19,599	196,317
ASX Ltd.	27,323	939,644
Atlas Iron Ltd.	126,370	376,993
Aurora Oil & Gas Ltd.*	62,637	245,256
Ausdrill Ltd.	38,473	167,778
Austar United Communications Ltd.*	88,786	133,355
Australand Property Group (REIT)	35,735	94,761
Australia & New Zealand Banking Group Ltd.	416,010	10,023,291
Australian Infrastructure Fund	95,809	226,276
AWE Ltd.	82,329	170,135
Bank of Queensland Ltd.*†	7,419	55,947
Bank of Queensland Ltd. (Australian Stock Exchange)	34,313	258,754
Bathurst Resources Ltd.*	98,722	76,185
Beach Energy Ltd.	166,342	253,289
Beadell Resources Ltd.*	111,075	77,664
Bendigo and Adelaide Bank Ltd.	59,685	479,141
BHP Billiton Ltd.	498,316	17,865,011
Billabong International Ltd.	32,351	93,160
BlueScope Steel Ltd.*	473,783	193,853
Boral Ltd.	110,647	461,893
Bradken Ltd.	25,188	223,861
Brambles Ltd.	229,592	1,688,542
BWP Trust (REIT)	60,476	110,254
Cabcharge Australia Ltd.	17,588	109,858
Caltex Australia Ltd.	21,051	302,881
Campbell Brothers Ltd.	10,465	728,785
carsales.com Ltd.	33,095	190,262
Centro Retail Australia (REIT)*	208,185	396,793
CFS Retail Property Trust (REIT)	364,953	676,685
Challenger Ltd.	86,144	339,083
Charter Hall Group (REIT)	36,077	82,962
Charter Hall Office REIT (REIT)	64,291	205,115
Charter Hall Retail REIT (REIT)	38,092	124,686
Coalspur Mines Ltd.*	67,163	114,792
Coca-Cola Amatil Ltd.	82,357	1,063,809
Cochlear Ltd.	8,856	567,839
Commonwealth Bank of Australia	245,539	12,742,512
Commonwealth Property Office Fund (REIT)	380,369	388,095
Computershare Ltd.	78,994	736,433
Crown Ltd.	64,141	577,368
CSL Ltd.	80,780	3,003,130
CSR Ltd.	80,157	149,455
Cudeco Ltd.*	21,217	76,262
Dart Energy Ltd.*	91,105	28,311
David Jones Ltd.	77,832	194,300
Dexus Property Group (REIT)	747,314	673,471
Discovery Metals Ltd.*	60,303	99,631
Downer EDI Ltd.*	64,723	269,514
DUET Group	152,730	287,934
DuluxGroup Ltd.	55,744	172,072
Echo Entertainment Group Ltd.	96,526	438,941
Emeco Holdings Ltd.	95,949	107,340
Energy Resources of Australia Ltd.*	25,185	33,653
Energy World Corp., Ltd.*	127,548	103,715
Envestra Ltd.	120,464	96,707
Evolution Mining Ltd.*	68,328	123,507
Fairfax Media Ltd.	318,509	239,197
FKP Property Group	101,759	52,177
Fleetwood Corp., Ltd.	7,415	94,090
Flight Centre Ltd.	8,761	199,652
Fortescue Metals Group Ltd.	264,183	1,589,929
Gindalbie Metals Ltd.*	118,412	76,047
Gloucester Coal Ltd.*	11,848	99,655
Goodman Fielder Ltd.	260,807	186,408
Goodman Group (REIT)	1,016,523	726,546
GPT Group (REIT)	259,109	837,402
GrainCorp Ltd.	30,912	289,783
Gryphon Minerals Ltd.*	49,693	55,592
GUD Holdings Ltd.	11,227	95,594
GWA Group Ltd.	39,400	87,747
Harvey Norman Holdings Ltd.	88,820	184,928
Hastings Diversified Utilities Fund	69,638	152,204
Iluka Resources Ltd.	65,197	1,201,435
Imdex Ltd.	32,312	101,750
Incitec Pivot Ltd.	253,536	827,270
Independence Group NL	36,258	148,729
Industrea Ltd.	52,426	55,663
Insurance Australia Group Ltd.	321,186	1,131,182
Integra Mining Ltd.*	125,156	66,766
Intrepid Mines Ltd.*	78,524	59,784
Investa Office Fund (REIT)	409,515	269,365
Invocare Ltd.	17,028	141,284
IOOF Holdings Ltd.	27,950	167,343
Iress Market Technology Ltd.	15,917	115,413
JB Hi-Fi Ltd.	15,073	171,122
Karoon Gas Australia Ltd.*	26,263	177,101
Kingsgate Consolidated Ltd.	22,432	148,712
Leighton Holdings Ltd.	25,572	564,740
Lend Lease Group	80,683	624,309
Linc Energy Ltd.*	44,894	53,479
Lynas Corp., Ltd.*	256,410	290,834
Macmahon Holdings Ltd.	94,572	84,248
Macquarie Atlas Roads Group*	59,907	105,493
Macquarie Group Ltd.	54,127	1,630,441
Medusa Mining Ltd.	29,034	151,577
Mermaid Marine Australia Ltd.	33,826	114,226
Mesoblast Ltd.*	24,161	196,463
Metcash Ltd.	119,710	533,207
Mineral Deposits Ltd.*	13,420	87,299
Mineral Resources Ltd.	18,912	237,039
Mirabela Nickel Ltd.*	60,739	35,548
Mirvac Group (REIT)	527,192	638,927
Monadelphous Group Ltd.	13,334	330,107
Mount Gibson Iron Ltd.	98,266	114,003
Myer Holdings Ltd.	90,525	219,423
National Australia Bank Ltd.	347,634	8,858,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Navitas Ltd.	32,594	$119,857
Newcrest Mining Ltd.	118,530	3,644,089
NRW Holdings Ltd.	38,523	165,602
Nufarm Ltd.	27,607	137,264
OceanaGold Corp. (CDI)*	20,643	54,099
OneSteel Ltd.	194,118	249,336
Orica Ltd.	56,532	1,637,886
Origin Energy Ltd.	168,479	2,329,828
OZ Minerals Ltd.	48,854	493,909
Pacific Brands Ltd.	141,124	89,172
Paladin Energy Ltd.*	120,188	228,452
PanAust Ltd.*	72,690	228,900
Panoramic Resources Ltd.	31,056	35,869
Perpetual Ltd.	6,590	173,319
Perseus Mining Ltd.*	71,290	173,538
Platinum Asset Management Ltd.	36,866	155,042
Primary Health Care Ltd.	72,952	216,123
Qantas Airways Ltd.*	351,724	650,335
QBE Insurance Group Ltd.	181,630	2,665,964
QR National Ltd.	249,744	964,941
Qube Logistics Holdings Ltd.	81,261	140,571
Ramelius Resources Ltd.*	44,067	39,028
Ramsay Health Care Ltd.	20,201	409,088
Regis Resources Ltd.*	60,324	254,945
Reject Shop Ltd.	4,088	51,238
Resolute Mining Ltd.*	79,983	149,131
Rio Tinto Ltd.	67,664	4,583,870
Sandfire Resources NL*	14,984	122,462
Santos Ltd.	146,349	2,158,721
Saracen Mineral Holdings Ltd.*	75,614	43,862
Seek Ltd.	51,058	372,335
Seven Group Holdings Ltd.	15,060	155,063
Seven West Media Ltd.	59,448	240,775
Sigma Pharmaceuticals Ltd.	173,937	113,509
Silver Lake Resources Ltd.*	34,202	120,810
SMS Management & Technology Ltd.	10,606	63,061
Sonic Healthcare Ltd.	60,674	786,871
Southern Cross Media Group Ltd.	84,837	116,439
SP AusNet	216,989	241,626
Spark Infrastructure Group§	182,338	282,368
Spotless Group Ltd.	39,498	96,148
St Barbara Ltd.*	49,831	106,332
Stockland Corp., Ltd. (REIT)	359,694	1,095,412
Suncorp Group Ltd.	199,781	1,738,322
Sundance Resources Ltd.*	347,874	162,155
Super Retail Group Ltd.	20,530	162,260
Sydney Airport	223,929	665,716
TABCORP Holdings Ltd.	106,123	299,003
Tatts Group Ltd.	204,299	524,825
Telstra Corp., Ltd.	1,932,138	6,584,623
Ten Network Holdings Ltd.	93,010	77,557
Toll Holdings Ltd.	105,309	640,325
TPG Telecom Ltd.	42,331	78,050
Transfield Services Ltd.	71,744	184,304
Transpacific Industries Group Ltd.*	132,733	107,243
Transurban Group	212,306	1,231,536
Treasury Wine Estates Ltd.	99,647	423,199
UGL Ltd.	25,638	350,554
Virgin Australia Holdings Ltd.*	202,593	96,534
Virgin Australia International Holdings Pty Ltd.*†	190,064	984
Wesfarmers Ltd.	179,828	5,591,970
Western Areas NL	21,884	122,863
Westfield Group (REIT)	328,790	3,007,296
Westfield Retail Trust (REIT)	436,258	1,165,896
Westpac Banking Corp.	474,238	10,753,231
Whitehaven Coal Ltd.	43,950	256,764
Woodside Petroleum Ltd.	94,741	3,416,165
Woolworths Ltd.	190,510	5,126,887
WorleyParsons Ltd.	32,171	954,076
Wotif.com Holdings Ltd.	18,840	89,576

		161,808,115

Belgium (1.1%)
Anheuser-Busch InBev N.V.	253,454	18,517,371

Finland (0.4%)
Nokia Oyj	1,276,154	6,947,591

France (13.6%)
Air Liquide S.A.	96,855	12,912,384
BNP Paribas S.A.	454,414	21,560,298
Carrefour S.A.	194,108	4,653,401
Cie de Saint-Gobain S.A.	147,760	6,598,805
Danone S.A.	208,788	14,563,487
France Telecom S.A.	650,385	9,632,682
GDF Suez S.A.	454,204	11,733,801
L’Oreal S.A.	81,230	10,020,038
LVMH Moet Hennessy Louis Vuitton S.A.	91,062	15,648,753
Sanofi S.A.	419,179	32,554,007
Schneider Electric S.A.	187,007	12,218,656
Societe Generale S.A.	353,252	10,348,418
Total S.A.	756,705	38,592,475
Unibail-Rodamco S.A. (REIT)	41,528	8,305,115
Vinci S.A.	180,990	9,438,207
Vivendi S.A.	421,353	7,732,549

		226,513,076

Germany (13.2%)
Allianz SE (Registered)	154,146	18,393,647
BASF SE	313,205	27,398,353
Bayer AG (Registered)	281,796	19,821,344
Bayerische Motoren Werke (BMW) AG	109,545	9,851,534
Daimler AG (Registered)	303,767	18,316,110
Deutsche Bank AG (Registered)	317,352	15,789,429
Deutsche Boerse AG	67,022	4,512,268
Deutsche Telekom AG (Registered)	1,015,218	12,222,524
E.ON AG	681,874	16,333,100
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	54,856	8,270,901
RWE AG	164,627	7,861,454
SAP AG	314,987	21,996,339
Siemens AG (Registered)	294,147	29,654,248
Volkswagen AG (Preference)	49,020	8,620,086

		219,041,337

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	247,212	5,044,511
CRH plc (London Stock Exchange)	123,840	2,535,451
Experian plc	172,078	2,682,202
James Hardie Industries SE (CDI)	67,165	534,319
Shire plc	96,255	3,109,989
WPP plc	216,570	2,960,020

		16,866,492

Italy (3.4%)
Assicurazioni Generali S.p.A.	455,291	7,068,059
Enel S.p.A.	2,171,666	7,854,904
ENI S.p.A.	902,468	21,171,703
Intesa Sanpaolo S.p.A.	4,760,427	8,533,031
Telecom Italia S.p.A.	3,536,070	4,204,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit S.p.A.	1,687,243	$8,452,037

		57,284,098

Japan (25.0%)
77 Bank Ltd.	54,000	238,130
ABC-Mart, Inc.	3,700	139,247
Accordia Golf Co., Ltd.	93	70,562
Acom Co., Ltd.*	6,260	139,842
ADEKA Corp.	13,700	130,098
Aderans Co., Ltd.*	5,400	61,457
Advantest Corp.	22,300	351,325
Aeon Co., Ltd.	107,300	1,410,443
Aeon Credit Service Co., Ltd.	14,100	221,798
Aeon Delight Co., Ltd.	4,600	96,924
Aeon Mall Co., Ltd.	14,400	334,556
Aica Kogyo Co., Ltd.	9,600	137,789
Aichi Bank Ltd.	1,100	66,449
Aichi Corp.	16,500	75,353
Aichi Steel Corp.	16,554	85,400
Aida Engineering Ltd.	14,700	84,538
Air Water, Inc.	28,000	361,290
Aisan Industry Co., Ltd.	7,700	81,307
Aisin Seiki Co., Ltd.	26,600	933,908
Ajinomoto Co., Inc.	89,000	1,116,129
Akebono Brake Industry Co., Ltd.	14,800	84,755
Akita Bank Ltd.	24,000	78,579
Alfresa Holdings Corp.	8,400	399,348
All Nippon Airways Co., Ltd.	392,303	1,184,919
Alpen Co., Ltd.	4,000	79,884
Alpine Electronics, Inc.	6,300	85,020
Alps Electric Co., Ltd.	25,900	227,802
Amada Co., Ltd.	48,000	323,596
Amano Corp.	8,900	82,688
Anritsu Corp.	14,100	184,661
AOC Holdings, Inc.	6,529	38,652
AOKI Holdings, Inc.	4,100	77,076
Aoyama Trading Co., Ltd.	8,200	173,867
Aozora Bank Ltd.	113,000	326,290
Ariake Japan Co., Ltd.	4,300	82,862
Arnest One Corp.	5,900	65,722
As One Corp.	3,400	75,378
Asahi Diamond Industrial Co., Ltd.	7,520	88,129
Asahi Glass Co., Ltd.	153,000	1,297,644
Asahi Group Holdings Ltd.	64,100	1,419,540
Asahi Kasei Corp.	178,760	1,103,617
Asatsu-DK, Inc.	5,300	152,334
Asics Corp.	30,000	339,253
ASKUL Corp.	3,500	61,526
Astellas Pharma, Inc.	69,300	2,846,684
Autobacs Seven Co., Ltd.	4,100	197,644
Avex Group Holdings, Inc.	6,000	72,490
Awa Bank Ltd.	27,000	165,712
Bando Chemical Industries Ltd.	17,100	63,838
Bank of Kyoto Ltd.	57,000	517,180
Bank of Saga Ltd.	25,300	72,137
Bank of Yokohama Ltd.	190,000	950,344
Benesse Holdings, Inc.	10,600	528,271
BML, Inc.	2,600	66,123
Bridgestone Corp.	98,900	2,396,924
Brother Industries Ltd.	41,400	561,203
Calbee, Inc.	2,062	105,006
Calsonic Kansei Corp.	17,615	107,473
Canon Electronics, Inc.	3,827	97,837
Canon Marketing Japan, Inc.	10,700	137,160
Canon, Inc.	185,000	8,739,278
Capcom Co., Ltd.	6,700	153,071
Casio Computer Co., Ltd.	31,300	223,490
Cawachi Ltd.	3,400	80,677
Central Glass Co., Ltd.	33,000	144,726
Central Japan Railway Co.	263	2,167,041
Century Tokyo Leasing Corp.	7,500	151,414
Chiba Bank Ltd.	126,000	803,769
Chiyoda Corp.	24,000	304,748
Chofu Seisakusho Co., Ltd.	3,200	74,500
Chubu Electric Power Co., Inc.	99,400	1,794,172
Chudenko Corp.	5,900	60,590
Chugai Pharmaceutical Co., Ltd.	40,200	741,153
Chugai Ro Co., Ltd.	19,300	66,222
Chugoku Bank Ltd.	27,000	365,024
Chugoku Electric Power Co., Inc.	41,600	772,492
Chukyo Bank Ltd.	28,000	72,393
Circle K Sunkus Co., Ltd.	7,000	149,776
Citizen Holdings Co., Ltd.	35,300	223,477
CKD Corp.	9,000	71,221
Clarion Co., Ltd.*	37,700	100,661
Cleanup Corp.	10,500	85,375
CMK Corp.	12,000	66,691
Coca-Cola Central Japan Co., Ltd.	5,400	70,004
Coca-Cola West Co., Ltd.	11,100	194,589
Colowide Co., Ltd.	12,700	93,443
COMSYS Holdings Corp.	17,500	189,441
Cosel Co., Ltd.	4,700	65,415
Cosmo Oil Co., Ltd.	94,000	261,206
Create SD Holdings Co., Ltd.	3,200	81,150
Credit Saison Co., Ltd.	25,000	505,920
Dai Nippon Printing Co., Ltd.	99,000	1,011,888
Daibiru Corp.	9,400	70,639
Daicel Chemical Industries Ltd.	44,000	283,339
Daido Steel Co., Ltd.	57,000	394,599
Daidoh Ltd.	8,200	69,745
Daiei, Inc.*	18,100	58,824
Daifuku Co., Ltd.	14,100	81,769
Daihatsu Motor Co., Ltd.	28,000	512,843
Daihen Corp.	17,500	63,006
Daiichi Chuo KK*	28,000	40,256
Dai-ichi Life Insurance Co., Ltd.	1,580	2,181,877
Daiichi Sankyo Co., Ltd.	103,600	1,887,505
Dai-ichi Seiko Co., Ltd.	2,258	61,217
Daikin Industries Ltd.	37,300	1,015,306
Daikyo, Inc.	44,931	121,597
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	61,409
Dainippon Screen Manufacturing Co., Ltd.	36,000	324,030
Dainippon Sumitomo Pharma Co., Ltd.	24,300	257,474
Daio Paper Corp.	13,000	77,589
Daisan Bank Ltd.	28,000	59,538
Daiseki Co., Ltd.	5,500	101,867
Daishi Bank Ltd.	42,000	147,662
Daito Trust Construction Co., Ltd.	13,000	1,166,969
Daiwa House Industry Co., Ltd.	82,000	1,083,823
Daiwa Securities Group, Inc.	296,000	1,169,409
Daiwabo Holdings Co., Ltd.	29,000	64,818
DCM Holdings Co., Ltd.	15,000	119,065
DeNA Co., Ltd.	13,013	360,503
Denki Kagaku Kogyo KK	71,000	283,931
Denki Kogyo Co., Ltd.	14,500	73,402
Denso Corp.	74,300	2,482,053
Dentsu, Inc.	30,900	984,081
Descente Ltd.	13,400	83,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
DIC Corp.	129,000	$260,275
Disco Corp.	3,400	187,930
Don Quijote Co., Ltd.	5,400	196,049
Doshisha Co., Ltd.	3,000	86,408
Doutor Nichires Holdings Co., Ltd.	5,500	72,363
Dowa Holdings Co., Ltd.	40,000	265,797
Duskin Co., Ltd.	9,300	185,730
Dydo Drinco, Inc.	1,900	75,752
eAccess Ltd.	186	41,461
Eagle Industry Co., Ltd.	6,600	68,416
East Japan Railway Co.	51,800	3,260,578
Ebara Corp.	59,000	211,707
Eighteenth Bank Ltd.	25,500	80,718
Eisai Co., Ltd.	38,400	1,526,350
Eizo Nanao Corp.	3,000	64,154
Electric Power Development Co., Ltd.	19,900	539,514
Exedy Corp.	3,900	111,153
Ezaki Glico Co., Ltd.	13,000	155,962
FamilyMart Co., Ltd.	10,900	460,916
Fancl Corp.	7,800	104,980
FANUC Corp.	31,100	5,515,863
Fast Retailing Co., Ltd.	7,000	1,595,022
FCC Co., Ltd.	4,382	97,890
FIDEA Holdings Co., Ltd.	18,514	50,104
FP Corp.	1,500	94,418
Fuji Co., Ltd.	3,400	75,747
Fuji Electric Holdings Co., Ltd.	97,000	255,479
Fuji Heavy Industries Ltd.	105,000	843,603
Fuji Kyuko Co., Ltd.	14,100	85,516
Fuji Media Holdings, Inc.	328	563,905
Fuji Oil Co., Ltd.	8,600	122,293
Fuji Seal International, Inc.	3,200	60,621
Fuji Soft, Inc.	4,300	82,343
Fujicco Co., Ltd.	5,900	72,066
Fujifilm Holdings Corp.	68,400	1,604,016
Fujikura Ltd.	51,000	170,062
Fujimi, Inc.	4,600	57,299
Fujita Kanko, Inc.	15,600	58,615
Fujitec Co., Ltd.	14,100	93,012
Fujitsu General Ltd.	11,500	86,281
Fujitsu Ltd.	283,000	1,490,733
Fujiya Co., Ltd.*	36,800	81,363
Fukuoka Financial Group, Inc.	128,000	567,549
Funai Electric Co., Ltd.	2,800	62,752
Furukawa Co., Ltd.*	61,000	58,959
Furukawa Electric Co., Ltd.	108,000	287,061
Futaba Corp.	33	471
Futaba Industrial Co., Ltd.	9,500	53,600
Glory Ltd.	8,900	194,731
GMO Internet, Inc.	14,200	71,197
Goldcrest Co., Ltd.	2,880	52,610
Gree, Inc.	14,234	359,246
GS Yuasa Corp.	61,000	334,590
Gulliver International Co., Ltd.	1,500	58,898
Gunma Bank Ltd.	75,000	401,414
Gunze Ltd.	24,000	70,170
H2O Retailing Corp.	19,000	165,048
Hachijuni Bank Ltd.	60,000	353,751
Hakuhodo DY Holdings, Inc.	4,650	292,135
Hamamatsu Photonics KK	12,500	471,940
Hankyu Hanshin Holdings, Inc.	194,000	846,128
Hanwa Co., Ltd.	30,600	139,007
Haseko Corp.*	226,500	183,345
Heiwa Corp.	6,900	138,550
Heiwa Real Estate Co., Ltd.	24,600	66,872
Heiwado Co., Ltd.	6,400	86,292
Higashi-Nippon Bank Ltd.	32,900	75,920
Higo Bank Ltd.	26,000	153,921
Hikari Tsushin, Inc.	3,800	111,654
Hino Motors Ltd.	41,000	296,218
Hirose Electric Co., Ltd.	5,200	545,947
Hiroshima Bank Ltd.	96,000	438,420
Hisaka Works Ltd.	5,400	59,630
Hisamitsu Pharmaceutical Co., Inc.	9,400	445,753
Hitachi Cable Ltd.	27,000	76,332
Hitachi Chemical Co., Ltd.	14,700	264,625
Hitachi Construction Machinery Co., Ltd.	15,400	340,672
Hitachi High-Technologies Corp.	9,800	233,841
Hitachi Koki Co., Ltd.	8,500	77,740
Hitachi Kokusai Electric, Inc.	7,500	68,775
Hitachi Ltd.	666,000	4,272,635
Hitachi Metals Ltd.	22,000	273,239
Hitachi Tool Engineering Ltd.	6,400	65,260
Hitachi Transport System Ltd.	6,300	114,552
Hitachi Zosen Corp.	136,500	178,108
Hodogaya Chemical Co., Ltd.	16,300	53,959
Hokkaido Electric Power Co., Inc.	29,900	438,909
Hokkoku Bank Ltd.	36,000	135,266
Hokuetsu Bank Ltd.	36,100	77,198
Hokuetsu Kishu Paper Co., Ltd.	21,000	139,797
Hokuhoku Financial Group, Inc.	227,000	433,321
Hokuriku Electric Power Co.	29,500	533,188
Hokuto Corp.	3,600	75,810
Honda Motor Co., Ltd.	246,058	9,349,431
Honeys Co., Ltd.	6,000	110,475
Horiba Ltd.	5,500	188,450
Hoshizaki Electric Co., Ltd.	6,600	155,651
Hosiden Corp.	8,300	60,568
House Foods Corp.	13,200	225,661
Hoya Corp.	72,600	1,630,584
Hulic Co., Ltd.	8,800	106,106
Hyakugo Bank Ltd.	28,000	128,887
Hyakujushi Bank Ltd.	37,000	172,103
Ibiden Co., Ltd.	19,800	506,423
IBJ Leasing Co., Ltd.	4,188	108,482
Ichibanya Co., Ltd.	2,500	75,208
Ichiyoshi Securities Co., Ltd.	9,400	66,096
Icom, Inc.	2,600	63,076
Idec Corp.	7,600	75,293
Idemitsu Kosan Co., Ltd.	4,000	398,695
IHI Corp.	220,000	555,515
Iino Kaiun Kaisha Ltd.	15,800	71,584
Inaba Denki Sangyo Co., Ltd.	3,425	102,787
Inabata & Co., Ltd.	11,600	80,445
Inageya Co., Ltd.	6,500	72,641
INES Corp.	9,000	71,765
INPEX Corp.	400	2,701,462
Internet Initiative Japan, Inc.	27	96,589
Iseki & Co., Ltd.	34,000	86,674
Isetan Mitsukoshi Holdings Ltd.	63,300	743,356
Isuzu Motors Ltd.	187,000	1,095,747
IT Holdings Corp.	9,100	106,425
Ito En Ltd.	9,000	161,472
ITOCHU Corp.	231,400	2,524,516
Itochu Enex, Co., Ltd.	6,451	38,112
ITOCHU Techno-Solutions Corp.	4,700	210,384
Itochu-Shokuhin Co., Ltd.	2,100	77,637
Itoham Foods, Inc.	20,000	75,631
Iwatani Corp.	34,600	115,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Iyo Bank Ltd.	34,000	$301,099
Izumi Co., Ltd.	8,800	165,964
J. Front Retailing Co., Ltd.	75,000	418,630
Jaccs Co., Ltd.	21,700	77,341
Japan Airport Terminal Co., Ltd.	10,100	132,885
Japan Aviation Electronics Industry Ltd.	8,900	77,097
Japan Digital Laboratory Co., Ltd.	6,400	68,740
Japan Petroleum Exploration Co.	5,700	265,477
Japan Pulp & Paper Co., Ltd.	20,100	72,124
Japan Radio Co., Ltd.*	23,400	56,542
Japan Securities Finance Co., Ltd.	13,400	77,547
Japan Steel Works Ltd.	52,000	356,216
Japan Tobacco, Inc.	737	4,149,354
JFE Holdings, Inc.	75,900	1,630,424
JGC Corp.	31,000	960,674
J-Oil Mills, Inc.	23,100	66,423
Joshin Denki Co., Ltd.	7,400	73,133
Joyo Bank Ltd.	124,000	567,790
JS Group Corp.	40,400	845,877
JSR Corp.	29,100	585,727
JTEKT Corp.	35,300	422,645
Juroku Bank Ltd.	41,000	141,174
JVC Kenwood Corp.	19,300	85,576
JX Holdings, Inc.	344,000	2,132,077
Kaga Electronics Co., Ltd.	5,500	57,678
Kagome Co., Ltd.	12,800	250,526
Kagoshima Bank Ltd.	21,000	133,962
Kajima Corp.	162,000	493,222
Kakaku.com, Inc.	4,800	125,727
Kaken Pharmaceutical Co., Ltd.	14,000	176,417
Kamigumi Co., Ltd.	36,000	297,934
Kanagawa Chuo Kotsu Co., Ltd.	14,700	80,808
Kandenko Co., Ltd.	16,000	77,709
Kaneka Corp.	42,000	253,208
Kanematsu Corp.*	74,800	89,467
Kansai Electric Power Co., Inc.	120,700	1,869,487
Kansai Paint Co., Ltd.	39,000	393,440
Kanto Denka Kogyo Co., Ltd.	8,800	32,534
Kao Corp.	85,000	2,230,518
Kappa Create Co., Ltd.	2,900	62,366
Kasumi Co., Ltd.	13,000	87,169
Katakura Industries Co., Ltd.	7,200	66,285
Kato Sangyo Co., Ltd.	4,235	83,605
Kawasaki Heavy Industries Ltd.	211,000	644,956
Kawasaki Kisen Kaisha Ltd.*	100,000	219,886
KDDI Corp.	455	2,946,478
Keihan Electric Railway Co., Ltd.	72,000	342,733
Keihin Corp.	6,600	122,160
Keikyu Corp.	82,000	717,265
Keio Corp.	83,000	594,648
Keisei Electric Railway Co., Ltd.	52,000	402,078
Keiyo Bank Ltd.	27,000	129,503
Kenedix, Inc.*	400	78,096
Kewpie Corp.	18,400	270,987
KEY Coffee, Inc.	4,000	72,055
Keyence Corp.	7,480	1,758,618
Kikkoman Corp.	29,000	335,303
Kinden Corp.	24,000	185,285
Kinki Sharyo Co., Ltd.	13,400	50,997
Kintetsu Corp.	269,000	1,023,741
Kintetsu World Express, Inc.	2,800	97,562
Kirin Holdings Co., Ltd.	138,000	1,785,647
Kisoji Co., Ltd.	3,600	69,851
Kissei Pharmaceutical Co., Ltd.	7,000	137,091
Kitz Corp.	14,600	63,501
Kiyo Holdings, Inc.	126,000	187,242
Koa Corp.	5,800	62,015
Kobayashi Pharmaceutical Co., Ltd.	4,700	235,085
Kobe Steel Ltd.	467,000	756,047
Koito Manufacturing Co., Ltd.	16,000	258,838
Kokuyo Co., Ltd.	16,500	123,197
Komatsu Ltd.	147,500	4,203,848
Komeri Co., Ltd.	4,300	122,553
Komori Corp.	8,800	75,805
Konami Corp.	14,900	422,320
Konica Minolta Holdings, Inc.	87,000	759,949
Kose Corp.	6,000	135,919
Krosaki Harima Corp.	17,100	55,161
K’s Holdings Corp.	7,200	232,084
Kubota Corp.	143,000	1,373,505
Kumiai Chemical Industry Co., Ltd.	21,700	82,846
Kura Corp.	4,700	75,011
Kurabo Industries Ltd.	39,100	76,055
Kuraray Co., Ltd.	51,000	721,530
Kurita Water Industries Ltd.	18,400	450,830
Kuroda Electric Co., Ltd.	5,100	56,133
KYB Co., Ltd.	20,100	122,149
Kyocera Corp.	24,600	2,252,845
KYORIN Holdings, Inc.	9,000	170,388
Kyosan Electric Manufacturing Co., Ltd.	15,500	66,479
Kyowa Hakko Kirin Co., Ltd.	47,000	522,412
Kyudenko Corp.	11,200	65,763
Kyushu Electric Power Co., Inc.	67,100	955,792
Lawson, Inc.	9,200	579,099
Lintec Corp.	6,800	137,857
Lion Corp.	39,000	223,342
Mabuchi Motor Co., Ltd.	4,600	208,687
Macnica, Inc.	2,900	70,249
Macromill, Inc.	6,300	59,674
Maeda Corp.	22,900	100,708
Maeda Road Construction Co., Ltd.	10,000	124,320
Makino Milling Machine Co., Ltd.	14,997	128,463
Makita Corp.	21,000	842,334
Mars Engineering Corp.	4,100	90,896
Marubeni Corp.	265,000	1,911,381
Marudai Food Co., Ltd.	21,900	84,933
Maruetsu, Inc.	17,900	67,474
Maruha Nichiro Holdings, Inc.	70,000	122,629
Marui Group Co., Ltd.	43,000	358,463
Maruichi Steel Tube Ltd.	11,400	266,096
Marusan Securities Co., Ltd.	11,800	53,176
Maruzen Showa Unyu Co., Ltd.	22,000	70,968
Matsuda Sangyo Co., Ltd.	4,000	65,628
Matsui Securities Co., Ltd.	14,000	90,153
Matsumotokiyoshi Holdings Co., Ltd.	5,900	127,951
Matsuya Co., Ltd.*	10,200	91,439
Matsuya Foods Co., Ltd.	4,300	85,200
Max Co., Ltd.	6,000	75,462
Mazda Motor Corp.*	253,000	443,216
Medipal Holdings Corp.	29,500	382,071
Megachips Corp.	3,700	73,222
Megmilk Snow Brand Co., Ltd.	7,000	130,579
Meidensha Corp.	32,000	116,371
MEIJI Holdings Co., Ltd.	10,600	462,958
Meitec Corp.	2,601	52,447
Melco Holdings, Inc.	2,100	53,103
Mie Bank Ltd.	26,100	62,751
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	68,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Milbon Co., Ltd.	2,800	$80,681
Mimasu Semiconductor Industry Co., Ltd.	6,300	59,978
Minebea Co., Ltd.	48,000	209,351
Miraca Holdings, Inc.	8,000	312,190
Mirait Holdings Corp.	12,942	94,286
MISUMI Group, Inc.	10,600	257,796
Mitsuba Corp.	8,100	78,485
Mitsubishi Chemical Holdings Corp.	191,000	1,019,959
Mitsubishi Corp.	208,768	4,842,752
Mitsubishi Electric Corp.	305,000	2,697,354
Mitsubishi Estate Co., Ltd.	210,000	3,744,835
Mitsubishi Gas Chemical Co., Inc.	53,000	354,102
Mitsubishi Heavy Industries Ltd.	500,000	2,422,375
Mitsubishi Logistics Corp.	23,000	271,487
Mitsubishi Materials Corp.	214,000	677,395
Mitsubishi Motors Corp.*	670,000	760,904
Mitsubishi Paper Mills Ltd.*	61,000	60,433
Mitsubishi Pencil Co., Ltd.	4,300	74,862
Mitsubishi Research Institute, Inc.	3,100	69,963
Mitsubishi Shokuhin Co., Ltd.	1,380	35,346
Mitsubishi Steel Manufacturing Co., Ltd.	23,400	80,007
Mitsubishi Tanabe Pharma Corp.	32,000	448,858
Mitsubishi UFJ Financial Group, Inc.	2,206,330	10,982,336
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,930	348,740
Mitsuboshi Belting Co., Ltd.	12,100	66,954
Mitsui & Co., Ltd.	253,800	4,161,008
Mitsui Chemicals, Inc.	154,000	467,005
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	222,689
Mitsui Fudosan Co., Ltd.	129,000	2,467,162
Mitsui Home Co., Ltd.	13,400	72,691
Mitsui Matsushima Co., Ltd.	32,100	67,869
Mitsui Mining & Smelting Co., Ltd.	97,000	273,058
Mitsui O.S.K. Lines Ltd.	157,000	682,856
Mitsui Sugar Co., Ltd.	19,300	64,357
Mitsui-Soko Co., Ltd.	17,600	75,061
Miura Co., Ltd.	5,400	139,942
Miyazaki Bank Ltd.	26,800	76,090
Mizuho Financial Group, Inc.	3,812,000	6,217,470
Mizuno Corp.	15,800	87,619
Mochida Pharmaceutical Co., Ltd.	13,000	153,292
Modec, Inc.	4,000	82,735
Monex Group, Inc.	247	54,014
Mori Seiki Co., Ltd.	17,900	184,039
Morinaga & Co., Ltd.	35,100	81,421
Morinaga Milk Industry Co., Ltd.	29,000	113,870
Morita Holdings Corp.	11,700	74,918
MOS Food Services, Inc.	4,100	77,770
MS&AD Insurance Group Holdings, Inc.	90,500	1,857,672
Murata Manufacturing Co., Ltd.	30,900	1,831,153
Musashi Seimitsu Industry Co., Ltd.	3,100	73,858
Musashino Bank Ltd.	5,200	178,925
Nabtesco Corp.	12,000	246,176
Nachi-Fujikoshi Corp.	33,100	189,954
Nagaileben Co., Ltd.	5,600	83,760
Nagase & Co., Ltd.	18,000	222,689
Nagatanien Co., Ltd.	6,900	76,111
Nagoya Railroad Co., Ltd.	112,000	308,518
Nakamuraya Co., Ltd.	13,556	66,822
Namco Bandai Holdings, Inc.	37,200	536,629
Nankai Electric Railway Co., Ltd.	67,000	284,934
Nanto Bank Ltd.	30,000	141,718
NEC Capital Solutions Ltd.	4,700	77,851
NEC Corp.*	416,000	869,494
NEC Fielding Ltd.	5,600	73,002
NEC Networks & System Integration Corp.	5,600	79,971
NET One Systems Co., Ltd.	15,400	187,732
NGK Insulators Ltd.	41,000	585,007
NGK Spark Plug Co., Ltd.	30,000	428,054
NHK Spring Co., Ltd.	25,000	268,817
Nichias Corp.	17,968	99,424
Nichicon Corp.	10,300	124,068
Nichii Gakkan Co.	8,192	109,662
Nichi-iko Pharmaceutical Co., Ltd.	5,350	117,575
Nichirei Corp.	40,000	187,508
Nidec Copal Corp.	4,100	53,498
Nidec Copal Electronics Corp.	8,700	50,979
Nidec Corp.	16,100	1,466,643
Nidec Sankyo Corp.	9,000	54,259
Nidec-Tosok Corp.	6,300	72,613
Nifco, Inc.	6,400	174,904
Nihon Kohden Corp.	5,900	157,961
Nihon Nohyaku Co., Ltd.	13,800	61,522
Nihon Parkerizing Co., Ltd.	7,359	109,091
Nihon Unisys Ltd.	8,700	60,964
Nihon Yamamura Glass Co., Ltd.	26,300	64,185
Nikon Corp.	51,600	1,566,017
Nintendo Co., Ltd.	17,100	2,572,128
Nippon Carbon Co., Ltd.	22,500	63,338
Nippon Coke & Engineering Co., Ltd.	35,800	54,065
Nippon Densetsu Kogyo Co., Ltd.	7,500	74,393
Nippon Electric Glass Co., Ltd.	68,000	590,697
Nippon Express Co., Ltd.	126,000	491,700
Nippon Gas Co., Ltd.	3,359	53,122
Nippon Kanzai Co., Ltd.	4,300	77,667
Nippon Kayaku Co., Ltd.	24,000	245,886
Nippon Konpo Unyu Soko Co., Ltd.	9,000	110,584
Nippon Light Metal Co., Ltd.	77,600	123,755
Nippon Meat Packers, Inc.	25,000	317,446
Nippon Paint Co., Ltd.	29,000	219,681
Nippon Paper Group, Inc.	16,100	335,149
Nippon Sharyo Ltd.	14,000	57,847
Nippon Sheet Glass Co., Ltd.	148,000	227,087
Nippon Shinyaku Co., Ltd.	8,000	98,683
Nippon Shokubai Co., Ltd.	28,000	324,417
Nippon Signal Co., Ltd.	8,900	55,591
Nippon Steel Corp.	803,890	2,204,700
Nippon Steel Trading Co., Ltd.	22,300	72,474
Nippon Suisan Kaisha Ltd.	41,900	142,755
Nippon Telegraph & Telephone Corp.	135,900	6,165,332
Nippon Television Network Corp.	2,740	439,287
Nippon Thompson Co., Ltd.	11,000	69,373
Nippon Valqua Industries Ltd.	22,000	61,931
Nippon Yusen KK	230,000	722,484
Nipro Corp.	13,000	96,907
Nishimatsu Construction Co., Ltd.	53,800	126,099
Nishimatsuya Chain Co., Ltd.	7,500	61,163
Nishi-Nippon City Bank Ltd.	114,000	322,291
Nishi-Nippon Railroad Co., Ltd.	42,000	197,390
Nissan Chemical Industries Ltd.	25,000	234,686
Nissan Motor Co., Ltd.	379,780	4,042,361
Nissan Shatai Co., Ltd.	10,172	106,427
Nisshin Oillio Group Ltd.	15,000	61,979
Nisshin Seifun Group, Inc.	32,500	393,047
Nisshin Steel Co., Ltd.	128,000	214,957
Nisshinbo Holdings, Inc.	22,000	208,119
Nissin Electric Co., Ltd.	11,000	66,582
Nissin Foods Holdings Co., Ltd.	12,800	478,628
Nitori Holdings Co., Ltd.	6,200	560,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nitta Corp.	3,600	$66,067
Nittetsu Mining Co., Ltd.	14,300	68,589
Nitto Boseki Co., Ltd.	20,312	79,511
Nitto Denko Corp.	25,700	1,035,514
Nitto Kogyo Corp.	6,000	78,652
Nitto Kohki Co., Ltd.	2,800	62,008
NKSJ Holdings, Inc.	62,500	1,396,943
NOF Corp.	29,300	142,659
Nohmi Bosai Ltd.	11,000	75,353
NOK Corp.	15,700	341,428
Nomura Holdings, Inc.	649,700	2,872,903
Nomura Real Estate Holdings, Inc.	13,600	239,729
Nomura Research Institute Ltd.	18,200	451,427
Noritake Co., Ltd.	19,900	60,347
Noritz Corp.	6,000	113,809
NS Solutions Corp.	3,300	63,552
NS United Kaiun Kaisha Ltd.*	28,700	46,464
NSD Co., Ltd.	6,300	58,228
NSK Ltd.	73,000	561,810
NTN Corp.	74,000	312,915
NTT Data Corp.	181	636,135
NTT DoCoMo, Inc.	2,412	4,003,972
NTT Urban Development Corp.	234	190,547
Obayashi Corp.	111,000	484,125
OBIC Business Consultants Ltd.	1,350	65,159
Obic Co., Ltd.	1,100	223,004
Odakyu Electric Railway Co., Ltd.	103,000	973,130
Ogaki Kyoritsu Bank Ltd.	43,000	154,815
Ohara, Inc.	5,000	57,932
Oiles Corp.	3,800	74,834
Oita Bank Ltd.	21,000	66,981
OJI Paper Co., Ltd.	148,000	715,235
Okamura Corp.	14,518	101,031
Okasan Securities Group, Inc.	25,268	106,543
Oki Electric Industry Co., Ltd.*	108,244	163,471
OKUMA Corp.	22,400	185,111
Okumura Corp.	34,000	133,502
Olympus Corp.*	40,900	669,066
Omron Corp.	36,000	774,194
Ono Pharmaceutical Co., Ltd.	16,800	935,701
Onward Holdings Co., Ltd.	23,000	187,568
Oracle Corp. Japan	5,000	189,984
Organo Corp.	9,300	62,697
Orient Corp.*	72,505	81,466
Oriental Land Co., Ltd.	8,900	953,763
ORIX Corp.	15,570	1,486,082
Osaka Gas Co., Ltd.	293,000	1,175,257
OSAKA Titanium Technologies Co.	3,600	137,441
OSG Corp.	14,700	222,356
Otsuka Corp.	2,600	211,405
Otsuka Holdings Co., Ltd.	62,611	1,853,292
Pacific Metals Co., Ltd.	23,000	126,157
Pack Corp.	4,000	67,851
Pal Co., Ltd.	2,000	75,390
Paltac Corp.	6,300	90,424
PanaHome Corp.	11,000	75,088
Panasonic Corp.	338,870	3,115,622
Panasonic Electric Works SUNX Co., Ltd.	11,800	60,447
Paramount Bed Holdings Co., Ltd.	2,700	79,496
Parco Co., Ltd.	8,400	80,783
Paris Miki Holdings, Inc.	7,300	50,889
Park24 Co., Ltd.	14,800	199,372
Penta-Ocean Construction Co., Ltd.	41,300	132,228
PGM Holdings KK	100	67,657
Pigeon Corp.	2,640	98,398
Pioneer Corp.*	45,200	230,997
Plenus Co., Ltd.	4,700	85,005
Point, Inc.	2,700	99,656
Renesas Electronics Corp.*	8,900	61,935
Rengo Co., Ltd.	27,000	186,916
Resona Holdings, Inc.	256,400	1,180,239
Resorttrust, Inc.	5,100	82,751
Ricoh Co., Ltd.	96,000	933,672
Ricoh Leasing Co., Ltd.	2,500	58,083
Riken Corp.	16,000	73,457
Rinnai Corp.	5,400	388,837
Rohm Co., Ltd.	16,100	794,593
Rohto Pharmaceutical Co., Ltd.	15,000	187,206
Roland DG Corp.	7,069	84,637
Round One Corp.	11,100	73,222
Ryobi Ltd.	18,700	70,941
Ryohin Keikaku Co., Ltd.	3,600	186,154
Ryoyo Electro Corp.	6,200	70,637
Saizeriya Co., Ltd.	4,200	67,539
Sakai Chemical Industry Co., Ltd.	14,100	54,342
Sakata INX Corp.	14,200	70,683
Sakata Seed Corp.	5,300	73,638
San-A Co., Ltd.	1,800	68,286
San-Ai Oil Co., Ltd.	14,178	73,656
Sanden Corp.	18,200	59,369
Sangetsu Co., Ltd.	5,600	147,967
San-In Godo Bank Ltd.	20,000	158,270
Sanki Engineering Co., Ltd.	10,400	56,165
Sankyo Co., Ltd.	9,800	480,706
Sankyo-Tateyama Holdings, Inc.*	55,800	97,079
Sankyu, Inc.	40,000	156,578
Sanoh Industrial Co., Ltd.	7,800	66,437
Sanrio Co., Ltd.	8,800	343,409
Santen Pharmaceutical Co., Ltd.	10,400	444,171
Sanwa Holdings Corp.	31,000	120,974
Sanyo Chemical Industries Ltd.	9,400	62,689
Sanyo Shokai Ltd.	18,600	50,337
Sanyo Special Steel Co., Ltd.	3,690	20,017
Sapporo Hokuyo Holdings, Inc.	48,800	179,824
Sapporo Holdings Ltd.	52,000	192,244
Sasebo Heavy Industries Co., Ltd.	35,000	58,354
Sato Holdings Corp.	5,400	76,006
Sawai Pharmaceutical Co., Ltd.	2,200	233,104
SBI Holdings, Inc.	3,823	360,730
Secom Co., Ltd.	30,800	1,507,068
Sega Sammy Holdings, Inc.	32,000	670,388
Seiko Epson Corp.	22,000	308,324
Seiko Holdings Corp.	19,200	46,162
Seino Holdings Co., Ltd.	25,000	180,621
Seiren Co., Ltd.	9,500	63,012
Sekisui Chemical Co., Ltd.	71,000	615,899
Sekisui House Ltd.	93,000	911,236
Sekisui Jushi Corp.	7,100	70,940
Sekisui Plastics Co., Ltd.	16,100	58,938
Senko Co., Ltd.	21,000	84,233
Senshu Ikeda Holdings, Inc.	91,700	127,407
Seven & I Holdings Co., Ltd.	123,000	3,652,700
Sharp Corp.	144,000	1,050,816
Shibusawa Warehouse Co., Ltd.	20,400	63,095
Shibuya Kogyo Co., Ltd.	7,100	79,346
Shiga Bank Ltd.	30,000	179,413
Shikoku Chemicals Corp.	12,000	70,895
Shikoku Electric Power Co., Inc.	26,700	752,581
Shimachu Co., Ltd.	6,100	143,712
Shimadzu Corp.	39,000	351,975
Shimamura Co., Ltd.	3,300	369,192
Shimano, Inc.	11,300	680,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shimizu Bank Ltd.	1,700	$67,059
Shimizu Corp.	105,000	421,167
Shimojima Co., Ltd.	5,300	70,180
Shinagawa Refractories Co., Ltd.	23,800	64,697
Shindengen Electric Manufacturing Co., Ltd.	13,600	64,081
Shin-Etsu Chemical Co., Ltd.	54,114	3,125,105
Shin-Etsu Polymer Co., Ltd.	11,000	57,412
Shinko Electric Industries Co., Ltd.	8,500	82,977
Shinmaywa Industries Ltd.	16,600	82,629
Shinsei Bank Ltd.	228,000	297,499
Shionogi & Co., Ltd.	48,600	671,722
Ship Healthcare Holdings, Inc.	16	328
Shiroki Corp.	18,800	62,008
Shiseido Co., Ltd.	55,600	959,246
Shizuoka Bank Ltd.	89,000	916,129
Shochiku Co., Ltd.	19,000	179,050
Showa Corp.	9,500	78,048
Showa Denko KK	227,000	515,597
Showa Sangyo Co., Ltd.	24,500	76,960
Showa Shell Sekiyu KK	30,300	193,287
Sinfonia Technology Co., Ltd.	19,800	43,059
Sintokogio Ltd.	7,500	83,635
Sky Perfect JSAT Holdings, Inc.	241	106,131
SMC Corp.	9,300	1,478,652
SMK Corp.	12,200	42,303
Softbank Corp.	131,637	3,891,697
Sohgo Security Services Co., Ltd.	12,200	144,743
Sojitz Corp.	213,100	381,041
Sony Corp.	186,400	3,837,448
Sony Financial Holdings, Inc.	29,800	529,250
Sotetsu Holdings, Inc.	50,000	156,458
Square Enix Holdings Co., Ltd.	10,400	218,379
St. Marc Holdings Co., Ltd.	1,700	67,367
Stanley Electric Co., Ltd.	21,700	344,757
Star Micronics Co., Ltd.	6,600	65,386
Sugi Holdings Co., Ltd.	5,000	152,894
Sumco Corp.*	21,300	259,141
Sumikin Bussan Corp.	29,000	78,483
Sumitomo Bakelite Co., Ltd.	31,000	163,296
Sumitomo Chemical Co., Ltd.	223,000	948,363
Sumitomo Corp.	172,500	2,492,570
Sumitomo Electric Industries Ltd.	111,400	1,524,903
Sumitomo Forestry Co., Ltd.	25,100	228,347
Sumitomo Heavy Industries Ltd.	89,000	494,624
Sumitomo Light Metal Industries Ltd.	57,900	58,061
Sumitomo Metal Industries Ltd.	564,255	1,138,463
Sumitomo Metal Mining Co., Ltd.	80,000	1,124,079
Sumitomo Mitsui Construction Co., Ltd.*	113,683	107,132
Sumitomo Mitsui Financial Group, Inc.	229,604	7,553,603
Sumitomo Mitsui Trust Holdings, Inc.	574,630	1,832,818
Sumitomo Osaka Cement Co., Ltd.	65,000	189,259
Sumitomo Real Estate Sales Co., Ltd.	1,430	66,861
Sumitomo Realty & Development Co., Ltd.	71,000	1,711,308
Sumitomo Rubber Industries Ltd.	23,600	313,355
Sumitomo Warehouse Co., Ltd.	24,000	123,813
Sundrug Co., Ltd.	6,000	185,574
Suruga Bank Ltd.	34,000	347,106
Suzuken Co., Ltd.	13,100	403,905
Suzuki Motor Corp.	62,300	1,488,065
SWCC Showa Holdings Co., Ltd.	60,300	57,553
Sysmex Corp.	11,200	451,951
T&D Holdings, Inc.	109,400	1,267,544
T.RAD Co., Ltd.	17,200	70,654
Tachi-S Co., Ltd.	4,400	86,543
Tact Home Co., Ltd.	104	98,509
Tadano Ltd.	15,552	112,173
Taihei Dengyo Kaisha Ltd.	8,600	70,342
Taihei Kogyo Co., Ltd.	14,800	80,464
Taiheiyo Cement Corp.	186,000	413,483
Taikisha Ltd.	5,600	114,882
Taisei Corp.	177,000	461,906
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	656,651
Taiyo Holdings Co., Ltd.	2,500	67,053
Taiyo Nippon Sanso Corp.	45,000	317,506
Taiyo Yuden Co., Ltd.	15,000	159,841
Takara Holdings, Inc.	30,000	204,059
Takara Standard Co., Ltd.	14,000	103,516
Takasago International Corp.	12,100	57,013
Takasago Thermal Engineering Co., Ltd.	12,140	94,456
Takashimaya Co., Ltd.	43,000	356,905
Takata Corp.	5,100	135,864
Takeda Pharmaceutical Co., Ltd.	118,700	5,227,274
TDK Corp.	15,400	872,611
Tecmo Koei Holdings Co., Ltd.	7,261	57,460
Teijin Ltd.	132,000	443,349
Temp Holdings Co., Ltd.	7,800	73,411
Tenma Corp.	6,500	75,547
Terumo Corp.	23,400	1,118,123
T-Gaia Corp.	51	84,599
THK Co., Ltd.	21,000	427,003
TKC Corp.	3	65
Toagosei Co., Ltd.	34,000	156,506
Tobu Railway Co., Ltd.	174,000	922,871
TOC Co., Ltd.	16,300	91,573
Tocalo Co., Ltd.	3,700	73,312
Tochigi Bank Ltd.	16,000	59,538
Toda Corp.	40,000	134,348
Toda Kogyo Corp.	6,800	48,965
Toei Co., Ltd.	14,700	75,835
Toenec Corp.	12,700	73,650
Toho Co., Ltd.	20,600	378,052
Toho Gas Co., Ltd.	82,000	483,460
Toho Holdings Co., Ltd.	9,200	163,393
Toho Real Estate Co., Ltd.	10,100	63,941
Toho Titanium Co., Ltd.	5,100	80,286
Tohoku Electric Power Co., Inc.	75,300	858,804
Tokai Carbon Co., Ltd.	32,000	170,497
TOKAI Holdings Corp.	19,381	93,194
Tokai Rika Co., Ltd.	7,500	128,579
Tokai Rubber Industries Ltd.	5,200	65,715
Tokai Tokyo Financial Holdings, Inc.	34,000	126,930
Token Corp.	1,900	73,227
Tokio Marine Holdings, Inc.	109,300	2,998,916
Tokushu Tokai Paper Co., Ltd.	31,000	71,161
Tokuyama Corp.	53,000	164,564
Tokyo Broadcasting System Holdings, Inc.	17,000	253,449
Tokyo Electric Power Co., Inc.*	215,437	541,391
Tokyo Electron Ltd.	25,200	1,441,609
Tokyo Gas Co., Ltd.	359,000	1,691,555
Tokyo Ohka Kogyo Co., Ltd.	6,100	138,332
Tokyo Rope Manufacturing Co., Ltd.	22,700	46,349
Tokyo Seimitsu Co., Ltd.	5,723	118,719
Tokyo Steel Manufacturing Co., Ltd.	18,700	165,153
Tokyo Tatemono Co., Ltd.*	66,000	267,126
Tokyotokeiba Co., Ltd.	46,900	71,962
Tokyu Community Corp.	2,500	78,863
Tokyu Construction Co., Ltd.	23,700	60,703
Tokyu Corp.	179,000	849,909
Tokyu Land Corp.	64,000	313,157
Tokyu Livable, Inc.	6,000	62,051
TOMONY Holdings, Inc.	22,620	109,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tomy Co., Ltd.	9,500	$69,439
TonenGeneral Sekiyu KK	51,000	469,518
Topcon Corp.	59	392
Toppan Forms Co., Ltd.	7,000	64,190
Toppan Printing Co., Ltd.	92,000	718,038
Topy Industries Ltd.	26,600	82,593
Toray Industries, Inc.	223,000	1,654,247
Torishima Pump Manufacturing Co., Ltd.	3,900	53,291
Toshiba Corp.	626,000	2,752,978
Toshiba Machine Co., Ltd.	18,138	91,819
Toshiba Plant Systems & Services Corp.	6,000	69,011
Tosoh Corp.	85,000	236,197
TOTO Ltd.	48,000	361,290
Touei Housing Corp.	4,200	44,349
Towa Pharmaceutical Co., Ltd.	1,700	84,209
Toyo Engineering Corp.	21,100	100,440
Toyo Ink Manufacturing Co., Ltd.	30,000	123,596
Toyo Kohan Co., Ltd.	11,900	48,595
Toyo Seikan Kaisha Ltd.	24,100	345,617
Toyo Suisan Kaisha Ltd.	15,000	389,453
Toyo Tanso Co., Ltd.	1,600	60,602
Toyo Tire & Rubber Co., Ltd.	28,700	80,098
Toyobo Co., Ltd.	121,000	172,502
Toyoda Gosei Co., Ltd.	9,300	181,011
Toyota Boshoku Corp.	11,300	133,246
Toyota Industries Corp.	29,600	892,613
Toyota Motor Corp.	389,895	16,816,783
Toyota Tsusho Corp.	35,900	730,838
TPR Co., Ltd.	6,700	110,655
Trend Micro, Inc.	14,100	433,204
TS Tech Co., Ltd.	5,200	101,964
TSI Holdings Co., Ltd.	12,000	75,680
Tsubakimoto Chain Co.	5,190	32,042
Tsugami Corp.	9,900	112,791
Tsumura & Co.	9,200	265,763
Tsuruha Holdings, Inc.	2,400	141,356
Tsutsumi Jewelry Co., Ltd.	2,800	74,288
TV Asahi Corp.	80	130,385
Tv Tokyo Holdings Corp.	4,700	61,213
Ube Industries Ltd.	141,000	383,291
Ulvac, Inc.	6,800	74,679
Unicharm Corp.	18,500	976,743
Union Tool Co.	2,500	46,575
Unipres Corp.	4,100	126,859
United Arrows Ltd.	4,700	98,520
Unitika Ltd.*	77,800	48,878
UNY Co., Ltd.	26,100	282,537
Ushio, Inc.	19,600	275,399
USS Co., Ltd.	4,310	436,884
V Technology Co., Ltd.	13	45,611
Valor Co., Ltd.	5,845	97,381
Vital KSK Holdings, Inc.	8,400	71,548
Wacoal Holdings Corp.	20,000	237,042
Wacom Co., Ltd.	59	123,531
WATAMI Co., Ltd.	3,700	79,302
West Japan Railway Co.	27,748	1,114,680
Xebio Co., Ltd.	3,800	101,324
Yachiyo Bank Ltd.	2,700	66,350
Yahoo! Japan Corp.	2,309	747,070
Yakult Honsha Co., Ltd.	19,200	659,949
Yamada Denki Co., Ltd.	14,340	895,709
Yamaguchi Financial Group, Inc.	31,000	281,648
Yamaha Corp.	26,300	272,628
Yamaha Motor Co., Ltd.	49,000	656,530
Yamanashi Chuo Bank Ltd.	48	213
Yamatake Corp.	9,000	198,985
Yamato Holdings Co., Ltd.	60,600	936,419
Yamato Kogyo Co., Ltd.	7,700	224,665
Yamazaki Baking Co., Ltd.	26,000	372,550
Yamazen Corp.	13,734	114,491
Yaskawa Electric Corp.	36,000	338,383
Yokogawa Bridge Holdings Corp.	11,100	77,245
Yokogawa Electric Corp.	32,500	328,652
Yokohama Reito Co., Ltd.	10,500	81,696
Yokohama Rubber Co., Ltd.	38,000	273,626
Yusen Logistics Co., Ltd.	4,900	76,901
Yushin Precision Equipment Co., Ltd.	3,600	71,896
Zenrin Co., Ltd.	6,500	65,495
Zensho Holdings Co. Ltd.	12,100	148,527
Zeon Corp.	32,000	296,533
ZERIA Pharmaceutical Co., Ltd.	5,883	104,696

		415,547,222

Luxembourg (0.4%)
ArcelorMittal S.A.	314,783	6,016,108

Mexico (0.1%)
Fresnillo plc	38,474	983,396

Netherlands (4.4%)
ING Groep N.V. (CVA)*	1,315,991	10,964,342
Koninklijke Philips Electronics N.V.	320,342	6,494,050
Royal Dutch Shell plc, Class A	626,610	21,884,406
Royal Dutch Shell plc, Class B	462,335	16,265,408
Unilever N.V. (CVA)	529,162	18,007,041

		73,615,247

New Zealand (0.0%)
Fletcher Building Ltd.	28,338	156,163
Telecom Corp. of New Zealand Ltd.	53,065	104,713

		260,876

Papua New Guinea (0.1%)
Oil Search Ltd.	169,635	1,224,743

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	23,165	57,349

Spain (4.8%)
Banco Bilbao Vizcaya Argentaria S.A.	1,644,129	13,084,287
Banco Santander S.A.	3,118,294	23,996,672
Iberdrola S.A.	1,247,235	7,081,253
Inditex S.A.	72,241	6,919,700
Repsol YPF S.A.	259,560	6,511,555
Telefonica S.A.	1,356,185	22,220,419

		79,813,886

Switzerland (0.6%)
Glencore International plc	244,760	1,524,476
Wolseley plc	48,581	1,852,495
Xstrata plc	387,496	6,619,462

		9,996,433

United Kingdom (21.2%)
Aberdeen Asset Management plc	199,250	819,060
Admiral Group plc	34,627	657,430
Aggreko plc	45,637	1,642,419
AMEC plc	57,051	1,011,084
Anglo American plc	229,188	8,567,120
Antofagasta plc	69,861	1,287,276
ARM Holdings plc	231,408	2,191,212
Ashmore Group plc	60,998	358,556
Associated British Foods plc	68,146	1,329,794
AstraZeneca plc	221,580	9,849,254
Aviva plc	499,919	2,650,742
BAE Systems plc	558,266	2,677,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Barclays plc	2,096,054	$7,887,082
BG Group plc	579,794	13,428,469
BHP Billiton plc	365,967	11,165,822
BP plc	3,272,136	24,208,856
British American Tobacco plc	338,945	17,080,200
British Land Co. plc (REIT)	152,255	1,168,709
British Sky Broadcasting Group plc	226,229	2,446,128
BT Group plc	1,330,742	4,818,973
Bunzl plc	56,467	906,802
Burberry Group plc	75,431	1,806,159
Capita Group plc	105,519	1,236,296
Capital Shopping Centres Group plc (REIT)	110,872	587,704
Carnival plc	36,944	1,180,657
Centrica plc	886,590	4,486,871
Compass Group plc	323,430	3,391,074
Croda International plc	22,760	766,681
Diageo plc	433,435	10,416,521
Eurasian Natural Resources Corp.	70,021	663,592
Evraz plc*	76,126	449,916
G4S plc	242,330	1,056,229
GKN plc	266,689	879,159
GlaxoSmithKline plc	874,500	19,533,722
Hammerson plc (REIT)	121,764	809,429
Hargreaves Lansdown plc	41,532	323,583
Henderson Group plc (CDI)	96,151	196,208
HSBC Holdings plc	3,094,064	27,456,804
ICAP plc	112,555	707,165
IMI plc	55,080	856,777
Imperial Tobacco Group plc	174,958	7,094,079
Intercontinental Hotels Group plc	49,902	1,159,759
International Consolidated Airlines Group S.A.*	319,201	913,395
International Power plc	261,350	1,693,019
Intertek Group plc	27,312	1,096,944
ITV plc	669,263	945,774
J Sainsbury plc	321,071	1,598,691
Johnson Matthey plc	38,213	1,441,861
Kazakhmys plc	39,333	571,251
Kingfisher plc	403,086	1,977,405
Land Securities Group plc (REIT)	133,991	1,548,452
Legal & General Group plc	1,008,678	2,108,688
Lloyds Banking Group plc*	6,911,572	3,715,053
Man Group plc	317,698	684,997
Marks & Spencer Group plc	273,010	1,655,015
Meggitt plc	133,548	862,771
National Grid plc	612,486	6,176,828
Next plc	29,877	1,425,524
Old Mutual plc	951,277	2,413,206
Pearson plc	139,923	2,607,350
Petrofac Ltd.	44,548	1,239,829
Prudential plc	434,295	5,192,545
Randgold Resources Ltd.	16,004	1,374,634
Reckitt Benckiser Group plc	124,737	7,048,930
Reed Elsevier plc	209,250	1,857,559
Resolution Ltd.	236,823	989,800
Rexam plc	157,630	1,079,365
Rio Tinto plc	246,748	13,600,446
Rolls-Royce Holdings plc*	322,102	4,183,441
Royal Bank of Scotland Group plc*	3,057,595	1,351,768
RSA Insurance Group plc	606,536	1,014,781
SABMiller plc	204,752	8,218,633
Sage Group plc	227,670	1,089,561
Schroders plc	29,172	737,238
Schroders plc (Non-Voting)	9,939	197,128
Serco Group plc	85,503	741,934
Severn Trent plc	40,532	1,000,990
Smith & Nephew plc	152,757	1,547,861
Smiths Group plc	67,465	1,135,216
SSE plc	160,312	3,407,809
Standard Chartered plc	409,118	10,208,394
Standard Life plc	405,020	1,488,064
Tate & Lyle plc	80,188	904,238
Tesco plc	1,368,446	7,223,137
Tullow Oil plc	155,539	3,798,941
Unilever plc	225,459	7,443,231
United Utilities Group plc	117,328	1,128,812
Vedanta Resources plc	25,519	501,241
Vodafone Group plc	8,656,569	23,843,125
Weir Group plc	36,137	1,019,612
Whitbread plc	30,237	891,834
WM Morrison Supermarkets plc	443,295	2,112,970

		352,220,610

United States (0.1%)
Alacer Gold Corp. (CDI)*	12,062	101,955
Boart Longyear Ltd.	71,425	307,780
News Corp. (CDI), Class B	47,499	937,295
ResMed, Inc. (CDI)*	124,549	387,042
Sims Metal Management Ltd.	26,034	396,150

		2,130,222

Total Common Stocks (99.1%) (Cost $1,728,398,290)		1,648,844,172

Total Investments (99.1%) (Cost $1,728,398,290)		1,648,844,172
Other Assets Less Liabilities (0.9%)		14,414,504

Net Assets (100%)		$1,663,258,676

*	Non-income producing.

†	Securities (totaling $56,931 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $282,368 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	10.4%
Consumer Staples	10.7
Energy	10.0
Financials	22.3
Health Care	7.1
Industrials	11.4
Information Technology	5.0
Materials	10.7
Telecommunication Services	6.5
Utilities	5.0
Cash and Other	0.9

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	96	June-12	$3,249,680	$3,084,368	$(165,312)
FTSE 100 Index	24	June-12	2,230,779	2,199,441	(31,338)
SPI 200 Index	7	June-12	768,420	787,634	19,214
TOPIX Index	1	June-12	103,159	103,540	381

					$(177,055)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$172,991,486	$—	$172,991,486
Consumer Staples	—	177,869,452	533,207	178,402,659
Energy	—	167,016,888	—	167,016,888
Financials	—	370,492,301	55,947	370,548,248
Health Care	—	117,360,388	—	117,360,388
Industrials	—	189,087,833	984	189,088,817
Information Technology	—	83,582,630	—	83,582,630
Materials	—	177,452,542	—	177,452,542
Telecommunication Services	—	108,548,311	—	108,548,311
Utilities	—	83,852,203	—	83,852,203
Futures	19,595	—	—	19,595

Total Assets	$19,595	$1,648,254,034	$590,138	$1,648,863,767

Liabilities:
Futures	$(196,650)	$—	$—	$(196,650)

Total Liabilities	$(196,650)	$—	$—	$(196,650)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Total	$(177,055)	$1,648,254,034	$590,138	$1,648,667,117

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Staples	Investments in Common Stocks - Energy
Balance as of 12/31/11	$—	$86,984
Total gains or losses (realized/unrealized) included in earnings	38,910	1,998
Purchases	5,118	—
Sales	(20,980)	(88,982)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	510,159	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$533,207	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$38,056	$—

	Investments in Common Stocks - Financials	Investments in Common Stocks - Industrials
Balance as of 12/31/11	$—	$36,692
Total gains or losses (realized/unrealized) included in earnings	9,289	917
Purchases	46,658	—
Sales	—	(36,625)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$55,947	$984

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$9,289	$984

Following is the quantitative information about fair value measurements as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Consumer Staples	$533,207	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
Common Stocks-Financials	55,947	Proxy Security	Comparability Analysis	Not Applicable
Common Stocks-Industrials	984	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$590,138

* Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a) After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,774,473
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$54,261,020

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,268,068
Aggregate gross unrealized depreciation	(238,000,046)

Net unrealized depreciation	$(85,731,978)

Federal income tax cost of investments	$1,734,576,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.2%)
Abacus Property Group (REIT)	16,300	$33,431
Adelaide Brighton Ltd.	32,260	96,908
AGL Energy Ltd.	30,510	466,156
Alumina Ltd.	164,830	210,863
Amcor Ltd.	81,350	626,942
AMP Ltd.	173,604	776,856
Ansell Ltd.	9,020	138,936
APA Group	36,840	194,620
APN News & Media Ltd.	26,980	25,292
Aquarius Platinum Ltd.	26,210	60,544
Aquila Resources Ltd.*	11,649	60,333
Ardent Leisure Group (REIT)	20,240	23,272
Aristocrat Leisure Ltd.	28,660	89,656
Asciano Ltd.	64,936	329,593
ASX Ltd.	11,660	400,990
Atlas Iron Ltd.	46,390	138,393
Aurora Oil & Gas Ltd.*	26,730	104,662
Ausdrill Ltd.	23,530	102,613
Austar United Communications Ltd.*	38,700	58,127
Australand Property Group (REIT)	15,640	41,474
Australia & New Zealand Banking Group Ltd.	164,950	3,974,284
Australian Infrastructure Fund	40,960	96,737
AWE Ltd.	35,640	73,651
Bank of Queensland Ltd.	17,818	134,365
Beach Energy Ltd.	80,944	123,253
Bendigo and Adelaide Bank Ltd.	23,310	187,129
BHP Billiton Ltd.	198,659	7,122,077
Billabong International Ltd.	13,840	39,855
Boral Ltd.	47,710	199,164
Bradken Ltd.	11,749	104,420
Brambles Ltd.	94,680	696,327
BWP Trust (REIT)	26,350	48,039
Cabcharge Australia Ltd.	7,330	45,784
Caltex Australia Ltd.	8,990	129,348
carsales.com Ltd.	13,343	76,708
CFS Retail Property Trust (REIT)	156,330	289,863
Challenger Ltd.	31,040	122,181
Charter Hall Group (REIT)	16,050	36,908
Charter Hall Office REIT (REIT)	27,370	87,322
Charter Hall Retail REIT (REIT)	17,600	57,610
Coca-Cola Amatil Ltd.	34,720	448,480
Cochlear Ltd.	3,760	241,088
Commonwealth Bank of Australia	99,389	5,157,900
Commonwealth Property Office Fund (REIT)	152,010	155,098
Computershare Ltd.	31,690	295,435
Crown Ltd.	31,990	287,959
CSL Ltd.	35,767	1,329,697
CSR Ltd.	34,360	64,065
Cudeco Ltd.*	8,670	31,163
David Jones Ltd.	33,330	83,205
Dexus Property Group (REIT)	322,170	290,336
Downer EDI Ltd.*	27,550	114,721
DUET Group	65,844	124,132
DuluxGroup Ltd.	23,910	73,806
Echo Entertainment Group Ltd.	45,600	207,361
Emeco Holdings Ltd.	42,030	47,020
Energy Resources of Australia Ltd.*	10,884	14,544
Energy World Corp., Ltd.*	56,030	45,560
Envestra Ltd.	48,940	39,288
Fairfax Media Ltd.	136,840	102,766
FKP Property Group	46,310	23,745
Fleetwood Corp., Ltd.	3,090	39,210
Flight Centre Ltd.	3,670	83,635
Fortescue Metals Group Ltd.	83,400	501,925
Gindalbie Metals Ltd.*	39,540	25,394
Goodman Fielder Ltd.	124,978	89,326
Goodman Group (REIT)	424,080	303,105
GPT Group (REIT)	113,930	368,205
GrainCorp Ltd.	13,200	123,743
GUD Holdings Ltd.	4,390	37,379
GWA Group Ltd.	19,840	44,185
Harvey Norman Holdings Ltd.	38,060	79,243
Hastings Diversified Utilities Fund	27,700	60,542
Iluka Resources Ltd.	30,180	556,150
Incitec Pivot Ltd.	108,440	353,832
Independence Group NL	13,777	56,513
Insurance Australia Group Ltd.	137,910	485,704
Intrepid Mines Ltd.*	27,630	21,036
Investa Office Fund (REIT)	188,540	124,015
Invocare Ltd.	6,750	56,006
IOOF Holdings Ltd.	12,000	71,847
Iress Market Technology Ltd.	6,640	48,146
JB Hi-Fi Ltd.	7,190	81,627
Karoon Gas Australia Ltd.*	11,310	76,268
Kingsgate Consolidated Ltd.	8,170	54,163
Leighton Holdings Ltd.	10,733	237,031
Lend Lease Group	33,910	262,389
Linc Energy Ltd.*	19,830	23,622
Lynas Corp., Ltd.*	119,905	136,003
Macmahon Holdings Ltd.	40,550	36,123
Macquarie Atlas Roads Group*	26,330	46,366
Macquarie Group Ltd.	22,940	691,011
Medusa Mining Ltd.	9,830	51,319
Mermaid Marine Australia Ltd.	13,460	45,453
Metcash Ltd.	51,110	227,652
Mineral Resources Ltd.	9,297	116,527
Mirabela Nickel Ltd.*	30,630	17,926
Mirvac Group (REIT)	227,380	275,572
Monadelphous Group Ltd.	5,280	130,716
Mount Gibson Iron Ltd.	42,690	49,527
Myer Holdings Ltd.	38,720	93,853
National Australia Bank Ltd.	138,544	3,530,366
Newcrest Mining Ltd.	48,704	1,497,357
Nufarm Ltd.	11,910	59,217
OceanaGold Corp. (CDI)*	8,150	21,359
Octaviar Ltd.(b)*†	9,487,254	—
OneSteel Ltd.	88,270	113,379
Orica Ltd.	23,910	692,738
Origin Energy Ltd.	68,946	953,426
OZ Minerals Ltd.	21,562	217,990
Pacific Brands Ltd.	62,010	39,182
Paladin Energy Ltd.*	47,200	89,717
PanAust Ltd.*	37,405	117,788
Panoramic Resources Ltd.	12,780	14,761
Perpetual Ltd.	2,830	74,430
Perseus Mining Ltd.*	24,460	59,542
Platinum Asset Management Ltd.	15,920	66,952
Primary Health Care Ltd.	29,560	87,572
Qantas Airways Ltd.*	150,810	278,846
QBE Insurance Group Ltd.	70,010	1,027,606
Ramsay Health Care Ltd.	8,580	173,752
Regis Resources Ltd.*	24,410	103,163
Reject Shop Ltd.	1,700	21,307
Resolute Mining Ltd.*	23,620	44,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Rio Tinto Ltd.	28,208	$1,910,939
Sandfire Resources NL*	5,890	48,138
Santos Ltd.	57,081	841,973
Seek Ltd.	21,740	158,536
Seven Group Holdings Ltd.	6,490	66,823
Seven West Media Ltd.	19,275	78,067
Sigma Pharmaceuticals Ltd.	76,540	49,949
SMS Management & Technology Ltd.	4,420	26,280
Sonic Healthcare Ltd.	25,860	335,374
Southern Cross Media Group Ltd.	37,539	51,522
SP AusNet	86,900	96,766
Spark Infrastructure Group§	78,800	122,029
Spotless Group Ltd.	17,250	41,991
St Barbara Ltd.*	21,600	46,091
Stockland Corp., Ltd. (REIT)	158,660	483,183
Suncorp Group Ltd.	84,610	736,203
Sundance Resources Ltd.*	145,220	67,692
Sydney Airport	96,100	285,695
TABCORP Holdings Ltd.	45,600	128,479
Tatts Group Ltd.	84,760	217,741
Telstra Corp., Ltd.	784,636	2,673,997
Ten Network Holdings Ltd.	40,220	33,538
Toll Holdings Ltd.	43,530	264,682
TPG Telecom Ltd.	19,060	35,143
Transfield Services Ltd.	30,870	79,302
Transpacific Industries Group Ltd.*	53,180	42,967
Transurban Group	95,470	553,799
Treasury Wine Estates Ltd.	42,766	181,627
UGL Ltd.	10,900	149,038
Virgin Australia Holdings Ltd.*	96,120	45,800
Virgin Australia International Holdings Pty Ltd.*†	96,120	498
Wesfarmers Ltd.	73,496	2,285,447
Western Areas NL	9,480	53,224
Westfield Group (REIT)	137,280	1,255,639
Westfield Retail Trust (REIT)	187,050	499,890
Westpac Banking Corp.	191,875	4,350,719
Whitehaven Coal Ltd.	14,580	85,179
Woodside Petroleum Ltd.	39,490	1,423,928
Woolworths Ltd.	78,638	2,116,257
WorleyParsons Ltd.	15,263	452,645
Wotif.com Holdings Ltd.	7,860	37,371
		64,682,995
Austria (0.2%)
Erste Group Bank AG	124,702	2,875,587
Belgium (1.4%)
Anheuser-Busch InBev N.V.	240,031	17,536,685
Brazil (1.8%)
Banco Bradesco S.A. (Preference)	414,600	7,222,482
Fibria Celulose S.A. (ADR)	89,686	752,466
Itau Unibanco Holding S.A. (Preference) (ADR)	335,039	6,429,398
Petroleo Brasileiro S.A. (Preference)	461,800	5,881,755
Suzano Papel e Celulose S.A. (Preference), Class A	117,600	502,495
Vale S.A. (Preference), Class A	61,200	1,384,623
		22,173,219
China (0.8%)
China Life Insurance Co., Ltd., Class H	1,386,000	3,596,384
PetroChina Co., Ltd., Class H	4,460,000	$6,306,160
		9,902,544
Denmark (1.1%)
Novo Nordisk A/S, Class B	97,260	13,465,965
Finland (0.2%)
Nokia Oyj	510,112	2,777,133
France (11.5%)
Accor S.A.	118,414	4,227,753
Air Liquide S.A.	38,949	5,192,550
AXA S.A.‡	268,905	4,457,878
BNP Paribas S.A.	136,841	6,492,610
Carrefour S.A.	79,716	1,911,052
Cie de Saint-Gobain S.A.	115,408	5,153,999
Cie Generale d’Optique Essilor International S.A.	51,938	4,629,295
Danone S.A.	196,991	13,740,617
France Telecom S.A.	259,489	3,843,224
GDF Suez S.A.	182,056	4,703,193
J.C. Decaux S.A.*	111,562	3,408,784
L’Oreal S.A.	73,348	9,047,763
LVMH Moet Hennessy Louis Vuitton S.A.	38,802	6,668,017
Pernod-Ricard S.A.	74,956	7,837,555
Sanofi S.A.	178,528	13,864,725
Schneider Electric S.A.	194,916	12,735,414
Societe Generale S.A.	101,514	2,973,824
Total S.A.	322,258	16,435,379
Unibail-Rodamco S.A. (REIT)	46,257	9,250,859
Vinci S.A.	73,152	3,814,706
Vivendi S.A.	169,721	3,114,671
		143,503,868
Germany (10.0%)
Allianz SE (Registered)	127,318	15,192,365
BASF SE	133,354	11,665,459
Bayer AG (Registered)	119,968	8,438,470
Bayerische Motoren Werke (BMW) AG	44,261	3,980,453
Daimler AG (Registered)	247,265	14,909,233
Deutsche Bank AG (Registered)	127,204	6,328,867
Deutsche Boerse AG	25,990	1,749,781
Deutsche Telekom AG (Registered)	407,967	4,911,641
E.ON AG	290,237	6,952,120
Linde AG	56,400	10,120,942
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,910	3,303,475
RWE AG	70,141	3,349,452
SAP AG	245,809	17,165,465
Siemens AG (Registered)	125,199	12,621,860
Volkswagen AG (Preference)	20,768	3,652,018
		124,341,601
Hong Kong (1.2%)
Cheung Kong Holdings Ltd.	422,000	5,450,560
China Mobile Ltd.	683,000	7,515,546
Hang Lung Properties Ltd.	583,000	2,135,889
		15,101,995
Ireland (0.9%)
CRH plc (BATS Europe Exchange)	95,670	1,952,205
CRH plc (EURO OTC Exchange)	271,262	5,553,718
Experian plc	77,950	1,215,017
James Hardie Industries SE (CDI)	28,820	229,272
Shire plc	39,067	1,262,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WPP plc	96,140	$ 1,314,015
		11,526,478
Italy (1.9%)
Assicurazioni Generali S.p.A.	183,039	2,841,546
Enel S.p.A.	876,231	3,169,323
ENI S.p.A.	384,154	9,012,169
Intesa Sanpaolo S.p.A.	1,914,421	3,431,586
Telecom Italia S.p.A.	1,415,704	1,683,263
UniCredit S.p.A.	679,764	3,405,194
		23,543,081
Japan (17.1%)
77 Bank Ltd.	20,000	88,196
A&A Material Corp.*	2,000	2,151
A&D Co., Ltd.	1,200	4,335
ABC-Mart, Inc.	1,400	52,688
Accordia Golf Co., Ltd.	40	30,349
Achilles Corp.	10,000	14,256
Acom Co., Ltd.*	2,460	54,954
ADEKA Corp.	5,100	48,431
Aderans Co., Ltd.*	1,300	14,795
Advan Co., Ltd.	700	6,664
Advanex, Inc.*	2,000	2,271
Advantest Corp.	8,800	138,640
Aeon Co., Ltd.	42,300	556,028
Aeon Credit Service Co., Ltd.	5,400	84,944
Aeon Delight Co., Ltd.	1,400	29,499
Aeon Fantasy Co., Ltd.	400	6,137
Aeon Hokkaido Corp.*	900	3,914
Aeon Mall Co., Ltd.	5,800	134,752
Agrex, Inc.	200	1,798
Ai Holdings Corp.	2,100	11,138
Aica Kogyo Co., Ltd.	3,700	53,106
Aichi Bank Ltd.	400	24,163
Aichi Corp.	2,100	9,590
Aichi Steel Corp.	6,000	30,953
Aichi Tokei Denki Co., Ltd.	1,000	3,806
Aida Engineering Ltd.	3,300	18,978
Aiful Corp.*	10,100	20,988
Aigan Co., Ltd.	900	3,871
Ain Pharmaciez, Inc.	500	26,852
Aiphone Co., Ltd.	800	15,242
Air Water, Inc.	10,000	129,032
Airport Facilities Co., Ltd.	1,200	5,625
Airtech Japan Ltd.	300	1,428
Aisan Industry Co., Ltd.	1,500	15,839
Aisin Seiki Co., Ltd.	10,600	372,159
Ajinomoto Co., Inc.	39,000	489,090
Akebono Brake Industry Co., Ltd.	5,700	32,642
Akita Bank Ltd.	8,000	26,193
Alconix Corp.	200	4,818
Alfresa Holdings Corp.	3,300	156,887
All Nippon Airways Co., Ltd.	162,000	489,308
Alpen Co., Ltd.	700	13,980
Alpha Corp.	300	4,175
Alpha Systems, Inc.	360	5,219
Alpine Electronics, Inc.	2,400	32,389
Alps Electric Co., Ltd.	9,800	86,195
Altech Co., Ltd.	500	1,716
Altech Corp.	500	3,751
Amada Co., Ltd.	18,000	121,348
Amano Corp.	3,400	31,589
Amuse, Inc.	300	4,059
Ando Corp.	4,000	6,186
Anest Iwata Corp.	2,000	9,448
Anritsu Corp.	5,000	65,483
AOC Holdings, Inc.	3,300	19,536
AOI Advertising Promotion, Inc.	500	3,202
AOKI Holdings, Inc.	1,100	20,679
Aomori Bank Ltd.	9,000	27,836
Aoyama Trading Co., Ltd.	3,100	65,730
Aozora Bank Ltd.	58,000	167,476
Arakawa Chemical Industries Ltd.	1,000	8,771
Araya Industrial Co., Ltd.	2,000	3,335
Arc Land Sakamoto Co., Ltd.	700	13,227
Arcs Co., Ltd.	1,500	27,782
Argo Graphics, Inc.	400	5,519
Ariake Japan Co., Ltd.	1,100	21,197
Arisawa Manufacturing Co., Ltd.	2,000	8,022
Arnest One Corp.	2,200	24,506
Arrk Corp.*	4,200	4,415
As One Corp.	800	17,736
Asahi Co., Ltd.	500	9,001
Asahi Diamond Industrial Co., Ltd.	4,000	46,877
Asahi Glass Co., Ltd.	66,000	559,768
Asahi Group Holdings Ltd.	26,400	584,647
Asahi Holdings, Inc.	1,800	38,862
Asahi Kasei Corp.	78,000	481,551
Asahi Kogyosha Co., Ltd.	1,000	4,072
Asahi Net, Inc.	1,000	4,470
Asahi Organic Chemicals Industry Co., Ltd.	4,000	10,729
Asahi TEC Corp.*	9,000	3,588
Asanuma Corp.*	4,000	3,528
Asatsu-DK, Inc.	2,000	57,485
Ashimori Industry Co., Ltd.*	3,000	4,168
Asics Corp.	13,000	147,010
ASKA Pharmaceutical Co., Ltd.	1,000	6,101
ASKUL Corp.	900	15,821
Astellas Pharma, Inc.	28,700	1,178,930
Asunaro Aoki Construction Co., Ltd.	500	2,718
Atsugi Co., Ltd.	11,000	14,087
Autobacs Seven Co., Ltd.	1,500	72,309
Avex Group Holdings, Inc.	2,300	27,788
Awa Bank Ltd.	10,000	61,375
Axell Corp.	400	9,462
Azuma Shipping Co., Ltd.	600	1,899
Bando Chemical Industries Ltd.	4,000	14,933
Bank of Iwate Ltd.	800	36,245
Bank of Kyoto Ltd.	22,000	199,613
Bank of Nagoya Ltd.	11,000	39,471
Bank of Okinawa Ltd.	900	40,123
Bank of Saga Ltd.	7,000	19,959
Bank of the Ryukyus Ltd.	2,500	33,980
Bank of Yokohama Ltd.	85,000	425,154
Belc Co., Ltd.	600	9,018
Belluna Co., Ltd.	1,500	12,178
Benesse Holdings, Inc.	3,900	194,364
Best Denki Co., Ltd.*	3,500	8,626
Bic Camera, Inc.	30	15,893
BML, Inc.	700	17,802
Bookoff Corp.	700	6,605
BP Castrol KK	500	2,078
Bridgestone Corp.	40,800	988,822
Brother Industries Ltd.	16,800	227,735
Bunka Shutter Co., Ltd.	3,000	10,874
CAC Corp.	700	6,131
Calsonic Kansei Corp.	6,000	36,607
Can Do Co., Ltd.	10	11,526
Canare Electric Co., Ltd.	100	1,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Canon Electronics, Inc.	1,100	$28,121
Canon Marketing Japan, Inc.	4,000	51,275
Canon, Inc.	223,000	10,534,372
Capcom Co., Ltd.	2,600	59,401
Casio Computer Co., Ltd.	11,800	84,255
Cawachi Ltd.	800	18,983
Central Glass Co., Ltd.	12,000	52,628
Central Japan Railway Co.	107	881,648
Central Security Patrols Co., Ltd.	500	4,802
Central Sports Co., Ltd.	400	5,181
Century Tokyo Leasing Corp.	2,800	56,528
CFS Corp.	1,000	4,519
Chiba Bank Ltd.	49,000	312,577
Chiba Kogyo Bank Ltd.*	2,300	13,449
Chino Corp.	2,000	5,630
Chiyoda Co., Ltd.	1,600	32,089
Chiyoda Corp.	9,000	114,281
Chiyoda Integre Co., Ltd.	400	4,958
Chofu Seisakusho Co., Ltd.	1,200	27,938
Chori Co., Ltd.	8,000	9,859
Chubu Electric Power Co., Inc.	38,000	685,901
Chubu Shiryo Co., Ltd.	1,200	8,032
Chudenko Corp.	2,000	20,539
Chuetsu Pulp & Paper Co., Ltd.	4,000	8,795
Chugai Pharmaceutical Co., Ltd.	12,300	226,771
Chugai Ro Co., Ltd.	4,000	13,725
Chugoku Bank Ltd.	11,000	148,713
Chugoku Electric Power Co., Inc.	17,500	324,967
Chugoku Marine Paints Ltd.	3,000	18,376
Chugokukogyo Co., Ltd.*	1,000	1,317
Chukyo Bank Ltd.	5,000	12,927
Chuo Spring Co., Ltd.	1,000	4,144
Circle K Sunkus Co., Ltd.	2,600	55,631
Citizen Holdings Co., Ltd.	13,500	85,466
CKD Corp.	3,400	26,906
Clarion Co., Ltd.*	6,000	16,020
Cleanup Corp.	1,200	9,757
CMIC Co., Ltd.	400	6,659
CMK Corp.	2,400	13,338
Coca-Cola Central Japan Co., Ltd.	1,500	19,445
Coca-Cola West Co., Ltd.	4,200	73,628
Cocokara fine, Inc.	1,100	34,647
Colowide Co., Ltd.	4,000	29,431
Computer Engineering & Consulting Ltd.	800	4,011
Computer Institute of Japan Ltd.	1,200	5,364
COMSYS Holdings Corp.	6,700	72,529
Co-Op Chemical Co., Ltd.	1,000	1,365
Core Corp.	400	3,441
Corona Corp.	500	7,605
Cosel Co., Ltd.	1,800	25,053
Cosmo Oil Co., Ltd.	45,000	125,045
Cosmos Pharmaceutical Corp.	600	30,228
Create Medic Co., Ltd.	300	2,987
Create SD Holdings Co., Ltd.	500	12,680
Credit Saison Co., Ltd.	9,700	196,297
Cresco Ltd.	300	2,302
CTI Engineering Co., Ltd.	700	4,821
Cybernet Systems Co., Ltd.	10	2,664
Cybozu, Inc.	20	6,940
Dai Nippon Printing Co., Ltd.	40,000	408,844
Dai Nippon Toryo Co., Ltd.	7,000	8,119
Daibiru Corp.	3,600	27,053
Daicel Chemical Industries Ltd.	17,000	109,472
Dai-Dan Co., Ltd.	1,000	6,198
Daido Kogyo Co., Ltd.	2,000	3,697
Daido Metal Co., Ltd.	1,000	12,505
Daido Steel Co., Ltd.	27,000	186,916
Daidoh Ltd.	1,600	13,609
Daiei, Inc.*	5,650	18,362
Daifuku Co., Ltd.	5,000	28,996
Daihatsu Motor Co., Ltd.	13,000	238,106
Daihen Corp.	6,000	21,602
Daiho Corp.	4,000	5,848
Daiichi Chuo KK*	8,000	11,502
Daiichi Jitsugyo Co., Ltd.	2,000	9,931
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	5,944
Dai-ichi Life Insurance Co., Ltd.	615	849,275
Daiichi Sankyo Co., Ltd.	43,400	790,712
Daiken Corp.	5,000	17,277
Daiken Medical Co., Ltd.	100	1,124
Daiki Aluminium Industry Co., Ltd.	2,000	6,307
Daikin Industries Ltd.	13,700	372,914
Daiko Clearing Services Corp.	600	2,312
Daikoku Denki Co., Ltd.	500	7,170
Daikyo, Inc.	20,000	54,126
Dainichi Co., Ltd.	600	5,632
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	18,751
Dainippon Screen Manufacturing Co., Ltd.	16,000	144,014
Dainippon Sumitomo Pharma Co., Ltd.	9,200	97,480
Daio Paper Corp.	5,000	29,842
Daiohs Corp.	200	1,208
Daisan Bank Ltd.	7,000	14,885
Daiseki Co., Ltd.	1,900	35,190
Daishi Bank Ltd.	16,000	56,252
Daiso Co., Ltd.	5,000	16,069
Daisue Construction Co., Ltd.*	4,000	3,093
Daisyo Corp.	600	7,169
Daito Bank Ltd.	7,000	6,089
Daito Electron Co., Ltd.	500	2,664
Daito Trust Construction Co., Ltd.	5,700	511,671
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	882
Daiwa House Industry Co., Ltd.	35,000	462,607
Daiwa Industries Ltd.	1,000	5,183
Daiwa Odakyu Construction Co., Ltd.	500	1,287
Daiwa Securities Group, Inc.	125,000	493,838
Daiwabo Holdings Co., Ltd.	14,100	31,515
Daiyu Eight Co., Ltd.	100	967
Danto Holdings Corp.*	1,000	1,208
DC Co., Ltd.	1,300	5,183
DCM Holdings Co., Ltd.	5,800	46,038
DeNA Co., Ltd.	5,300	146,827
Denki Kagaku Kogyo KK	28,000	111,973
Denki Kogyo Co., Ltd.	3,000	15,187
Denso Corp.	27,500	918,660
Dentsu, Inc.	12,700	404,461
Denyo Co., Ltd.	1,100	13,635
Descente Ltd.	3,000	18,739
DIC Corp.	52,000	104,917
Dijet Industrial Co., Ltd.	1,000	2,296
Disco Corp.	1,300	71,856
Don Quijote Co., Ltd.	2,300	83,502
Doshisha Co., Ltd.	500	14,401
Doutor Nichires Holdings Co., Ltd.	2,100	27,630
Dowa Holdings Co., Ltd.	20,000	132,898
Dr. Ci:Labo Co., Ltd.	10	46,152
DTS Corp.	1,100	14,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Duskin Co., Ltd.	3,600	$71,896
Dwango Co., Ltd.	10	14,498
Dydo Drinco, Inc.	500	19,935
Dynic Corp.	2,000	4,059
eAccess Ltd.	70	15,603
Eagle Industry Co., Ltd.	1,000	10,366
Earth Chemical Co., Ltd.	900	31,925
East Japan Railway Co.	21,500	1,353,328
Ebara Corp.	23,000	82,530
Ebara Jitsugyo Co., Ltd.	300	4,599
Ebara-Udylite Co., Ltd.	100	3,117
Echo Trading Co., Ltd.	300	2,664
Econach Holdings Co., Ltd.*	3,000	1,559
Eco’s Co., Ltd.	400	2,411
EDION Corp.	4,400	30,832
Ehime Bank Ltd.	7,000	19,959
Eighteenth Bank Ltd.	7,000	22,158
Eiken Chemical Co., Ltd.	1,000	13,435
Eisai Co., Ltd.	15,600	620,080
Eizo Nanao Corp.	1,000	21,385
Electric Power Development Co., Ltd.	7,600	206,046
Elematec Corp.	900	13,353
Emori & Co., Ltd.	200	2,416
Enplas Corp.	600	15,317
Enshu Ltd.*	2,000	2,151
EPS Corp.	10	21,977
ESPEC Corp.	1,200	11,250
Excel Co., Ltd.	600	5,922
Exedy Corp.	1,500	42,751
Ezaki Glico Co., Ltd.	5,000	59,986
F&A Aqua Holdings, Inc.	900	8,731
Faith, Inc.	40	4,837
Falco SD Holdings Co., Ltd.	600	6,669
FamilyMart Co., Ltd.	3,700	156,458
Fancl Corp.	2,500	33,647
FANUC Corp.	71,000	12,592,485
Fast Retailing Co., Ltd.	2,900	660,795
FCC Co., Ltd.	1,800	40,210
Felissimo Corp.	300	4,092
FIDEA Holdings Co., Ltd.	7,000	18,944
Fidec Corp.*	10	1,397
First Baking Co., Ltd.*	1,000	1,148
Foster Electric Co., Ltd.	1,100	16,081
FP Corp.	600	37,767
France Bed Holdings Co., Ltd.	8,000	16,624
F-Tech, Inc.	400	8,351
Fudo Tetra Corp.*	9,800	18,589
Fuji Co., Ltd.	1,300	28,962
Fuji Corp., Ltd.	1,200	7,046
Fuji Electric Holdings Co., Ltd.	39,000	102,718
Fuji Electronics Co., Ltd.	600	9,112
Fuji Heavy Industries Ltd.	41,000	329,407
Fuji Kiko Co., Ltd.*	1,000	3,757
Fuji Kosan Co., Ltd.*	4,000	3,576
Fuji Kyuko Co., Ltd.	3,000	18,195
Fuji Media Holdings, Inc.	138	237,253
Fuji Oil Co., Ltd.	3,300	46,926
Fuji Seal International, Inc.	1,200	22,733
Fuji Soft, Inc.	1,600	30,639
Fujibo Holdings, Inc.	5,000	11,176
Fujicco Co., Ltd.	1,000	12,215
Fujifilm Holdings Corp.	27,670	648,876
Fujikura Kasei Co., Ltd.	1,600	8,332
Fujikura Ltd.	20,000	66,691
Fujikura Rubber Ltd.	800	2,987
Fujimi, Inc.	1,100	13,702
Fujimori Kogyo Co., Ltd.	900	14,821
Fujita Kanko, Inc.	3,000	11,272
Fujitec Co., Ltd.	3,000	19,790
Fujitsu General Ltd.	2,000	15,005
Fujitsu Ltd.	121,000	637,381
Fujiya Co., Ltd.*	7,000	15,477
FuKoKu Co., Ltd.	500	5,558
Fukuda Corp	1,000	3,600
Fukui Bank Ltd.	10,000	31,654
Fukui Computer, Inc.	200	1,032
Fukuoka Financial Group, Inc.	51,000	226,133
Fukushima Bank Ltd.	15,000	12,323
Fukushima Industries Corp.	300	4,313
Fukuyama Transporting Co., Ltd.	8,000	43,494
Fullcast Holdings Co., Ltd.*	10	2,247
Funai Consulting, Inc.	1,300	8,764
Funai Electric Co., Ltd.	1,100	24,653
Furukawa Co., Ltd.*	21,000	20,297
Furukawa Electric Co., Ltd.	41,000	108,977
Furukawa-Sky Aluminum Corp.	5,000	16,008
Furusato Industries Ltd.	700	7,273
Fuso Pharmaceutical Industries Ltd.	4,000	11,067
Futaba Corp.	2,100	29,989
Futaba Industrial Co., Ltd.	3,500	19,747
Future Architect, Inc.	10	4,247
Fuyo General Lease Co., Ltd.	1,100	39,019
G-7 Holdings, Inc.	300	1,533
Gakken Holdings Co., Ltd.	5,000	10,269
Gakujo Co., Ltd.	400	1,769
Gecoss Corp.	800	3,876
Genki Sushi Co., Ltd.*	300	3,657
Geo Holdings Corp.	20	23,608
GLOBERIDE, Inc.	5,000	6,222
Glory Ltd.	3,400	74,392
GMO Internet, Inc.	3,400	17,047
Godo Steel Ltd.	7,000	17,929
Goldcrest Co., Ltd.	1,100	20,094
Goldwin, Inc.	2,000	12,323
Gree, Inc.	5,100	128,717
GS Yuasa Corp.	24,000	131,642
GSI Creos Corp.	3,000	4,494
Gulliver International Co., Ltd.	330	12,958
Gun-Ei Chemical Industry Co., Ltd.	3,000	7,720
Gunma Bank Ltd.	28,000	149,861
Gunze Ltd.	8,000	23,390
Gurunavi, Inc.	1,000	10,765
H2O Retailing Corp.	7,000	60,807
Hachijuni Bank Ltd.	28,000	165,084
Hakudo Co., Ltd.	400	3,716
Hakuhodo DY Holdings, Inc.	1,800	113,084
Hakuto Co., Ltd.	700	6,969
Hakuyosha Co., Ltd.	1,000	2,598
Hamakyorex Co., Ltd.	300	10,373
Hamamatsu Photonics KK	5,600	211,429
Hankyu Hanshin Holdings, Inc.	83,000	362,003
Hanwa Co., Ltd.	11,000	49,970
Happinet Corp.	600	6,945
Harashin Narus Holdings Co., Ltd.	700	11,679
Hard Off Corp. Co., Ltd.	500	4,041
Harima Chemicals, Inc.	1,100	7,748
Haruyama Trading Co., Ltd.	500	2,779
Haseko Corp.*	86,500	70,019
Hayashikane Sangyo Co., Ltd.*	4,000	3,866
Hazama Corp.	5,400	16,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Heiwa Corp.	2,600	$52,207
Heiwa Real Estate Co., Ltd.	9,000	24,465
Heiwado Co., Ltd.	2,400	32,360
Helios Techno Holdings Co., Ltd.*	1,100	1,887
Hibiya Engineering Ltd.	1,800	19,833
Hiday Hidaka Corp.	600	9,329
Higashi-Nippon Bank Ltd.	6,000	13,846
Higo Bank Ltd.	9,000	53,280
Hikari Tsushin, Inc.	1,500	44,074
Hino Motors Ltd.	15,000	108,373
Hioki EE Corp.	500	9,599
Hirakawa Hewtech Corp.	200	1,877
Hirose Electric Co., Ltd.	2,000	209,979
Hiroshima Bank Ltd.	43,000	196,375
HIS Co., Ltd.	1,300	39,658
Hisaka Works Ltd.	1,000	11,043
Hisamitsu Pharmaceutical Co., Inc.	3,800	180,198
Hitachi Cable Ltd.	10,000	28,271
Hitachi Capital Corp.	2,800	41,677
Hitachi Chemical Co., Ltd.	5,900	106,210
Hitachi Construction Machinery Co., Ltd.	5,800	128,305
Hitachi High-Technologies Corp.	3,700	88,287
Hitachi Koki Co., Ltd.	3,300	30,181
Hitachi Kokusai Electric, Inc.	2,000	18,340
Hitachi Ltd.	283,640	1,819,655
Hitachi Metals Ltd.	11,000	136,620
Hitachi Tool Engineering Ltd.	700	7,138
Hitachi Transport System Ltd.	2,100	38,184
Hitachi Zosen Corp.	52,000	67,851
Hochiki Corp.	1,000	5,135
Hodogaya Chemical Co., Ltd.	2,000	6,621
Hogy Medical Co., Ltd.	600	26,785
Hokkaido Electric Power Co., Inc.	11,700	171,747
Hokkaido Gas Co., Ltd.	2,000	6,307
Hokkan Holdings Ltd.	3,000	8,808
Hokko Chemical Industry Co., Ltd.	1,000	2,984
Hokkoku Bank Ltd.	14,000	52,604
Hokuetsu Bank Ltd.	13,000	27,800
Hokuetsu Kishu Paper Co., Ltd.	8,000	53,256
Hokuhoku Financial Group, Inc.	101,000	192,799
Hokuriku Electric Industry Co., Ltd.	4,000	5,799
Hokuriku Electric Power Co.	12,800	231,350
Hokushin Co., Ltd.*	800	1,769
Hokuto Corp.	1,400	29,482
Honda Motor Co., Ltd.	100,900	3,833,883
Honeys Co., Ltd.	1,080	19,885
Hoosiers Corp.	20	17,228
Horiba Ltd.	2,100	71,954
Horipro, Inc.	400	5,040
Hoshizaki Electric Co., Ltd.	2,500	58,959
Hosiden Corp.	3,000	21,892
Hosokawa Micron Corp.	2,000	11,816
House Foods Corp.	4,900	83,768
House of Rose Co., Ltd.	100	1,549
Howa Machinery Ltd.*	6,000	6,234
Hoya Corp.	29,100	653,581
Hulic Co., Ltd.	3,400	40,996
Hurxley Corp.	300	1,867
Hyakugo Bank Ltd.	11,000	50,634
Hyakujushi Bank Ltd.	14,000	65,120
Ibiden Co., Ltd.	7,800	199,500
IBJ Leasing Co., Ltd.	1,700	44,035
Ichibanya Co., Ltd.	400	12,033
Ichiken Co., Ltd.	1,000	2,187
Ichikoh Industries Ltd.*	2,000	4,011
Ichinen Holdings Co., Ltd.	1,300	6,754
Ichiyoshi Securities Co., Ltd.	2,700	18,985
Icom, Inc.	600	14,556
Idec Corp.	1,400	13,870
Idemitsu Kosan Co., Ltd.	1,800	179,413
Ihara Chemical Industry Co., Ltd.	2,000	7,926
IHI Corp.	88,000	222,206
Iida Home Max	1,300	11,073
Iino Kaiun Kaisha Ltd.	5,900	26,731
Ikegami Tsushinki Co., Ltd.*	3,000	2,175
Ikyu Corp.	10	4,506
Imasen Electric Industrial Co., Ltd.	800	11,647
Impress Holdings, Inc.	1,000	1,716
Inaba Denki Sangyo Co., Ltd.	1,400	42,015
Inaba Seisakusho Co., Ltd.	600	7,220
Inabata & Co., Ltd.	3,200	22,192
Inageya Co., Ltd.	1,000	11,176
INES Corp.	1,600	12,758
I-Net Corp.	500	3,008
Information Services International-Dentsu Ltd.	700	5,632
INPEX Corp.	145	979,280
Intage, Inc.	300	5,908
Internet Initiative Japan, Inc.	10	35,774
Internix, Inc.	500	2,265
Inui Steamship Co., Ltd.*	1,400	5,480
I’rom Holdings Co., Ltd.*	30	977
Iseki & Co., Ltd.	13,000	33,140
Isetan Mitsukoshi Holdings Ltd.	23,800	279,493
Ishihara Sangyo Kaisha Ltd.*	21,000	21,312
Ishii Iron Works Co., Ltd.	1,000	2,102
Ishikawa Seisakusho Ltd.*	2,000	1,885
Ishizuka Glass Co., Ltd.	1,000	1,885
Isuzu Motors Ltd.	76,000	445,330
IT Holdings Corp.	4,000	46,780
ITC Networks Corp.	1,000	6,331
Itfor, Inc.	1,300	4,806
Ito En Ltd.	4,200	75,353
ITOCHU Corp.	86,800	946,966
Itochu Enex, Co., Ltd.	2,700	15,951
ITOCHU Techno-Solutions Corp.	1,700	76,096
Itochu-Shokuhin Co., Ltd.	300	11,091
Itoham Foods, Inc.	7,000	26,471
Itoki Corp.	2,600	11,654
Iwai Cosmo Holdings, Inc.	1,100	5,808
Iwaki & Co., Ltd.	1,000	2,428
Iwasaki Electric Co., Ltd.*	4,000	8,409
Iwatani Corp.	13,000	43,349
Iwatsu Electric Co., Ltd.*	5,000	4,772
Iyo Bank Ltd.	17,000	150,550
Izumi Co., Ltd.	3,300	62,236
Izumiya Co., Ltd.	4,000	21,650
Izutsuya Co., Ltd.*	6,000	4,132
J. Front Retailing Co., Ltd.	29,000	161,870
Jaccs Co., Ltd.	8,000	28,513
Jafco Co., Ltd.	1,600	38,797
Jalux, Inc.	300	3,153
Janome Sewing Machine Co., Ltd.*	12,000	9,859
Japan Airport Terminal Co., Ltd.	3,900	51,312
Japan Asia Investment Co., Ltd.*	8,000	7,152
Japan Aviation Electronics Industry Ltd.	2,000	17,325
Japan Bridge Corp.*	450	1,800
Japan Carlit Co., Ltd.	1,000	5,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Cash Machine Co., Ltd.	1,100	$10,632
Japan Digital Laboratory Co., Ltd.	1,000	10,741
Japan Drilling Co., Ltd.	300	9,471
Japan Electronic Materials Corp.	500	2,434
Japan Foods Co., Ltd.	100	1,064
Japan Foundation Engineering Co., Ltd.	1,700	6,696
Japan Medical Dynamic Marketing, Inc.	1,000	3,322
Japan Oil Transportation Co., Ltd.	1,000	2,489
Japan Petroleum Exploration Co.	2,800	130,410
Japan Pulp & Paper Co., Ltd.	6,000	21,530
Japan Radio Co., Ltd.*	3,000	7,249
Japan Securities Finance Co., Ltd.	5,000	28,936
Japan Steel Works Ltd.	20,000	137,006
Japan Tobacco, Inc.	1,877	10,567,621
Japan Transcity Corp.	2,000	6,814
Japan Vilene Co., Ltd.	1,000	4,627
Japan Wool Textile Co., Ltd.	4,000	31,171
Jastec Co., Ltd.	700	4,245
JBCC Holdings, Inc.	1,000	6,681
JBIS Holdings, Inc.	1,200	4,451
Jeans Mate Corp.*	300	881
Jeol Ltd.	4,000	11,743
JFE Holdings, Inc.	30,500	655,177
JFE Shoji Holdings, Inc.†	8,000	41,271
JGC Corp.	16,000	495,832
JK Holdings Co., Ltd.	1,100	5,170
JMS Co., Ltd.	1,000	3,274
Joban Kosan Co., Ltd.*	3,000	3,552
J-Oil Mills, Inc.	5,000	14,377
Joshin Denki Co., Ltd.	2,000	19,766
Joyo Bank Ltd.	49,000	224,369
JS Group Corp.	16,740	350,494
JSP Corp.	800	11,937
JSR Corp.	11,200	225,434
JTEKT Corp.	14,100	168,818
Juki Corp.	7,000	15,223
Juroku Bank Ltd.	15,000	51,649
JVC Kenwood Corp.	5,800	25,717
JX Holdings, Inc.	147,700	915,430
K.R.S. Corp.	300	3,146
kabu.com Securities Co., Ltd.	4,900	18,530
Kadokawa Group Holdings, Inc.	1,100	35,005
Kaga Electronics Co., Ltd.	1,200	12,584
Kagome Co., Ltd.	4,900	95,904
Kagoshima Bank Ltd.	7,000	44,654
Kajima Corp.	63,000	191,809
Kakaku.com, Inc.	2,000	52,386
Kaken Pharmaceutical Co., Ltd.	8,000	100,809
Kamei Corp.	1,000	15,211
Kamigumi Co., Ltd.	14,000	115,863
Kanaden Corp.	1,000	6,343
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,497
Kanamoto Co., Ltd.	1,000	11,888
Kandenko Co., Ltd.	6,000	29,141
Kaneka Corp.	17,000	102,489
Kanematsu Corp.*	27,000	32,294
Kanematsu Electronics Ltd.	700	7,721
Kanematsu-NNK Corp.*	1,000	2,126
Kansai Electric Power Co., Inc.	50,300	779,082
Kansai Paint Co., Ltd.	15,000	151,323
Kansai Urban Banking Corp.	17,000	25,879
Kanto Denka Kogyo Co., Ltd.	2,000	7,394
Kanto Natural Gas Development Co., Ltd.	1,000	5,195
Kao Corp.	34,200	897,456
Kappa Create Co., Ltd.	900	19,355
Kasai Kogyo Co., Ltd.	1,000	5,678
Kasumi Co., Ltd.	2,500	16,763
Katakura Industries Co., Ltd.	1,400	12,889
Kato Sangyo Co., Ltd.	1,700	33,560
Kato Works Co., Ltd.	2,000	9,496
KAWADA Technologies, Inc.	200	2,979
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	9,134
Kawasaki Heavy Industries Ltd.	102,000	311,780
Kawasaki Kisen Kaisha Ltd.*	39,000	85,756
KDDI Corp.	193	1,249,825
Keihan Electric Railway Co., Ltd.	35,000	166,606
Keihanshin Real Estate Co., Ltd.	1,400	6,597
Keihin Co., Ltd.	2,000	2,900
Keihin Corp.	2,500	46,273
Keikyu Corp.	33,000	288,655
Keio Corp.	32,000	229,262
Keisei Electric Railway Co., Ltd.	20,000	154,645
Keiyo Bank Ltd.	10,000	47,964
Keiyo Co., Ltd.	2,200	13,795
Kenedix, Inc.*	150	29,286
Kewpie Corp.	7,100	104,566
KEY Coffee, Inc.	1,200	21,617
Keyence Corp.	3,190	749,999
Kikkoman Corp.	11,000	127,184
Kimoto Co., Ltd.	1,100	7,030
Kimura Chemical Plants Co., Ltd.	1,100	5,024
Kimura Unity Co., Ltd.	200	1,832
Kinden Corp.	9,000	69,482
King Jim Co., Ltd.	1,000	8,022
Kinki Nippon Tourist Co., Ltd.*	4,000	5,364
Kinki Sharyo Co., Ltd.	1,000	3,806
Kintetsu Corp.	119,000	452,881
Kintetsu World Express, Inc.	1,100	38,328
Kinugawa Rubber Industrial Co., Ltd.	3,000	23,269
Kirin Holdings Co., Ltd.	56,000	724,610
Kirindo Co., Ltd.	500	3,268
Kisoji Co., Ltd.	1,400	27,164
Kissei Pharmaceutical Co., Ltd.	2,600	50,919
Kitagawa Iron Works Co., Ltd.	5,000	10,269
Kita-Nippon Bank Ltd.	300	8,282
Kitano Construction Corp.	3,000	6,778
Kitazawa Sangyo Co., Ltd.	1,000	2,175
Kitz Corp.	5,100	22,182
Kiyo Holdings, Inc.	48,000	71,330
Koa Corp.	1,500	16,038
Koatsu Gas Kogyo Co., Ltd.	1,000	6,125
Kobayashi Pharmaceutical Co., Ltd.	1,800	90,033
Kobayashi Yoko Co., Ltd.	300	700
Kobe Steel Ltd.	192,000	310,837
Kohnan Shoji Co., Ltd.	1,100	17,423
Kohsoku Corp.	700	6,022
Koito Manufacturing Co., Ltd.	6,000	97,064
Kojima Co., Ltd.	1,500	8,916
Kokuyo Co., Ltd.	6,400	47,785
KOMAIHALTEC, Inc.	2,000	6,379
Komatsu Ltd.	179,990	5,129,835
Komatsu Seiren Co., Ltd.	2,000	10,197
Komatsu Wall Industry Co., Ltd.	400	4,190
Komeri Co., Ltd.	1,600	45,601
Komori Corp.	3,400	29,288
Konaka Co., Ltd.	1,400	12,855
Konami Corp.	6,200	175,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Konica Minolta Holdings, Inc.	33,500	$292,624
Konishi Co., Ltd.	1,000	13,725
Kosaido Co., Ltd.*	900	3,229
Kose Corp.	2,300	52,102
Kosei Securities Co., Ltd.	2,000	2,610
Kourakuen Corp.	700	10,580
Krosaki Harima Corp.	2,000	6,452
K’s Holdings Corp.	2,800	90,255
Kubota Corp.	56,000	537,876
Kumagai Gumi Co., Ltd.*	10,000	10,632
Kumiai Chemical Industry Co., Ltd.	2,000	7,636
Kura Corp.	600	9,576
Kurabo Industries Ltd.	12,000	23,342
Kuraray Co., Ltd.	19,900	281,538
Kuraudia Co., Ltd.	100	1,354
Kureha Corp.	8,000	38,468
Kurimoto Ltd.	6,000	15,658
Kurita Water Industries Ltd.	7,400	181,312
Kuroda Electric Co., Ltd.	1,600	17,610
KYB Co., Ltd.	7,000	42,540
Kyocera Corp.	10,500	961,580
Kyodo Printing Co., Ltd.	3,000	8,300
Kyodo Shiryo Co., Ltd.	4,000	4,736
Kyoei Sangyo Co., Ltd.	1,000	1,897
Kyoei Steel Ltd.	1,300	26,198
Kyoei Tanker Co., Ltd.*	1,000	2,694
Kyokuto Boeki Kaisha Ltd.*	1,000	2,368
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	22,758
Kyokuto Securities Co., Ltd.	1,600	13,841
Kyokuyo Co., Ltd.	5,000	11,961
KYORIN Holdings, Inc.	5,000	94,660
Kyoritsu Maintenance Co., Ltd.	500	10,511
Kyoritsu Printing Co., Ltd.	1,000	3,033
Kyosan Electric Manufacturing Co., Ltd.	2,000	8,578
Kyoto Kimono Yuzen Co., Ltd.	700	8,339
Kyowa Electronics Instruments Co., Ltd.	1,000	3,226
Kyowa Exeo Corp.	4,900	44,104
Kyowa Hakko Kirin Co., Ltd.	15,000	166,727
Kyowa Leather Cloth Co., Ltd.	700	2,706
Kyudenko Corp.	2,000	11,743
Kyushu Electric Power Co., Inc.	27,500	391,718
Land Business Co., Ltd.	10	2,021
LAND Co., Ltd.*	1,300	188
Lawson, Inc.	3,900	245,488
LEC, Inc.	300	4,842
Leopalace21 Corp.*	7,300	24,783
Life Corp.	700	11,502
Lintec Corp.	2,600	52,710
Lion Corp.	20,000	114,534
Look, Inc.	2,000	6,113
M3, Inc.	20	72,490
Mabuchi Motor Co., Ltd.	1,800	81,660
Macnica, Inc.	500	12,112
Macromill, Inc.	1,400	13,261
Maeda Corp.	8,000	35,182
Maeda Road Construction Co., Ltd.	6,000	74,592
Maezawa Industries, Inc.*	900	2,523
Maezawa Kasei Industries Co., Ltd.	900	10,634
Maezawa Kyuso Industries Co., Ltd.	400	5,891
Makino Milling Machine Co., Ltd.	6,000	51,395
Makita Corp.	8,700	348,967
Mandom Corp.	1,300	32,606
Marche Corp.	300	2,621
Mars Engineering Corp.	600	13,302
Marubeni Construction Material Lease Co., Ltd.	1,000	2,332
Marubeni Corp.	109,000	786,191
Marubun Corp.	900	4,556
Marudai Food Co., Ltd.	6,000	23,269
Maruei Department Store Co., Ltd.*	2,000	2,900
Maruetsu, Inc.	2,000	7,539
Maruha Nichiro Holdings, Inc.	27,000	47,300
Marui Group Co., Ltd.	16,900	140,884
Maruichi Steel Tube Ltd.	5,600	130,714
Maruka Machinery Co., Ltd.	400	4,069
Marusan Securities Co., Ltd.	3,900	17,575
Maruwa Co., Ltd.	300	13,320
Maruwn Corp.	600	1,551
Maruyama Manufacturing Co., Inc.	2,000	4,398
Maruzen CHI Holdings Co., Ltd.*	600	1,544
Maruzen Showa Unyu Co., Ltd.	4,000	12,903
Matsuda Sangyo Co., Ltd.	800	13,126
Matsui Construction Co., Ltd.	1,000	3,939
Matsui Securities Co., Ltd.	7,200	46,365
Matsumotokiyoshi Holdings Co., Ltd.	2,200	47,711
Matsuya Co., Ltd.*	2,200	19,722
Matsuya Foods Co., Ltd.	500	9,907
Max Co., Ltd.	2,000	25,154
Mazda Motor Corp.*	100,000	175,184
MEC Co., Ltd.	800	3,035
Medical System Network Co., Ltd.	200	2,337
Medipal Holdings Corp.	11,600	150,238
Megachips Corp.	1,100	21,769
Megane TOP Co., Ltd.	1,800	20,551
Megmilk Snow Brand Co., Ltd.	2,700	50,366
Meidensha Corp.	12,000	43,639
MEIJI Holdings Co., Ltd.	4,300	187,804
Meiji Shipping Co., Ltd.	1,100	4,758
Meiko Network Japan Co., Ltd.	900	8,710
Meitec Corp.	1,800	36,296
Meito Sangyo Co., Ltd.	600	7,539
Meito Transportation Co., Ltd.	400	3,011
Meiwa Corp.	900	4,349
Meiwa Estate Co., Ltd.	700	3,645
Melco Holdings, Inc.	600	15,172
Michinoku Bank Ltd.	6,000	12,251
Mie Bank Ltd.	5,000	12,021
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	13,667
Milbon Co., Ltd.	600	17,289
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,520
Minato Bank Ltd.	12,000	22,327
Minebea Co., Ltd.	19,000	82,868
Ministop Co., Ltd.	900	17,398
Miraca Holdings, Inc.	3,200	124,876
Mirait Holdings Corp.	3,600	26,227
MISUMI Group, Inc.	5,400	131,330
Miswa Homes Co., Ltd.*	1,600	16,779
Mitachi Co., Ltd.	200	1,003
Mito Securities Co., Ltd.	3,000	8,228
Mitsuba Corp.	2,000	19,379
Mitsubishi Chemical Holdings Corp.	77,500	413,858
Mitsubishi Corp.	86,010	1,995,158
Mitsubishi Electric Corp.	127,000	1,123,161
Mitsubishi Estate Co., Ltd.	87,000	1,551,432
Mitsubishi Gas Chemical Co., Inc.	20,000	133,623
Mitsubishi Heavy Industries Ltd.	213,000	1,031,932
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Logistics Corp.	8,000	$94,430
Mitsubishi Materials Corp.	85,000	269,059
Mitsubishi Motors Corp.*	260,000	295,276
Mitsubishi Paper Mills Ltd.*	18,000	17,833
Mitsubishi Pencil Co., Ltd.	1,000	17,410
Mitsubishi Research Institute, Inc.	400	9,027
Mitsubishi Shokuhin Co., Ltd.	1,100	28,174
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	23,934
Mitsubishi Tanabe Pharma Corp.	11,200	157,100
Mitsubishi UFJ Financial Group, Inc.	891,600	4,438,072
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,930	172,831
Mitsuboshi Belting Co., Ltd.	3,000	16,600
Mitsui & Co., Ltd.	106,600	1,747,689
Mitsui Chemicals, Inc.	61,090	185,255
Mitsui Engineering & Shipbuilding Co., Ltd.	49,000	85,248
Mitsui Fudosan Co., Ltd.	58,000	1,109,267
Mitsui High-Tec, Inc.*	1,400	8,305
Mitsui Home Co., Ltd.	1,000	5,425
Mitsui Matsushima Co., Ltd.	8,000	16,914
Mitsui Mining & Smelting Co., Ltd.	46,000	129,491
Mitsui O.S.K. Lines Ltd.	61,000	265,314
Mitsui Sugar Co., Ltd.	5,000	16,673
Mitsui-Soko Co., Ltd.	5,000	21,324
Mitsumi Electric Co., Ltd.*	4,300	37,041
Mitsumura Printing Co., Ltd.	1,000	3,347
Mitsuuroko Co., Ltd.	1,900	12,189
Miura Co., Ltd.	2,000	51,830
Miyachi Corp.	600	5,205
Miyaji Engineering Group, Inc.*	4,000	7,829
Miyakoshi Holdings, Inc.*	300	1,453
Miyazaki Bank Ltd.	8,000	22,714
Miyoshi Oil & Fat Co., Ltd.	4,000	5,413
Mizuho Financial Group, Inc.	1,513,280	2,468,199
Mizuno Corp.	6,000	33,273
Mochida Pharmaceutical Co., Ltd.	5,000	58,959
Modec, Inc.	1,000	20,684
Monex Group, Inc.	70	15,307
MonotaRO Co., Ltd.	400	6,152
Mori Seiki Co., Ltd.	6,800	69,914
Morinaga & Co., Ltd.	13,000	30,156
Morinaga Milk Industry Co., Ltd.	11,000	43,192
Morita Holdings Corp.	2,000	12,807
Moritex Corp.*	200	766
Morozoff Ltd.	2,000	6,693
Mory Industries, Inc.	2,000	7,152
MOS Food Services, Inc.	1,600	30,349
Moshi Moshi Hotline, Inc.	1,600	15,986
Mr Max Corp.	1,200	4,987
MS&AD Insurance Group Holdings, Inc.	36,900	757,437
Murata Manufacturing Co., Ltd.	13,500	800,018
Musashi Seimitsu Industry Co., Ltd.	1,200	28,590
Musashino Bank Ltd.	1,900	65,376
Mutoh Holdings Co., Ltd.	1,000	3,673
Nabtesco Corp.	6,200	127,191
NAC Co., Ltd.	200	3,939
Nachi-Fujikoshi Corp.	12,000	68,866
Nagaileben Co., Ltd.	1,200	17,949
Nagano Bank Ltd.	4,000	7,829
Nagano Keiki Co., Ltd.	800	7,636
Nagase & Co., Ltd.	8,700	107,633
Nagatanien Co., Ltd.	1,000	11,031
Nagoya Railroad Co., Ltd.	55,000	151,504
Naigai Co., Ltd.*	3,000	2,102
Nakabayashi Co., Ltd.	2,000	4,809
Nakamuraya Co., Ltd.	3,000	14,788
Nakano Corp.	1,000	2,199
Nakayama Steel Works Ltd.*	6,000	5,437
Nakayamafuku Co., Ltd.	700	5,167
Nakayo Telecommunications, Inc.	1,000	4,349
Namco Bandai Holdings, Inc.	15,200	219,268
Nankai Electric Railway Co., Ltd.	33,000	140,341
Nanto Bank Ltd.	11,000	51,963
Natori Co., Ltd.	600	6,394
NEC Capital Solutions Ltd.	300	4,969
NEC Corp.*	163,000	340,691
NEC Fielding Ltd.	1,000	13,036
NEC Mobiling Ltd.	400	13,807
NEC Networks & System Integration Corp.	1,100	15,709
NET One Systems Co., Ltd.	6,000	73,142
Neturen Co., Ltd.	1,700	15,671
Nexyz Corp.*	50	1,233
NGK Insulators Ltd.	16,000	228,295
NGK Spark Plug Co., Ltd.	11,000	156,953
NHK Spring Co., Ltd.	9,000	96,774
Nice Holdings, Inc.	5,000	15,585
Nichia Steel Works Ltd.	1,000	2,513
Nichias Corp.	6,000	33,200
Nichiban Co., Ltd.	1,000	3,262
Nichicon Corp.	3,900	46,977
Nichiden Corp.	500	13,423
Nichiha Corp.	1,200	14,860
Nichii Gakkan Co.	2,200	29,450
Nichi-iko Pharmaceutical Co., Ltd.	1,400	30,767
Nichimo Co., Ltd.	1,000	2,585
Nichirei Corp.	15,000	70,315
Nichireki Co., Ltd.	1,000	5,437
Nidec Copal Corp.	900	11,743
Nidec Copal Electronics Corp.	1,200	7,032
Nidec Corp.	6,100	555,684
Nidec Sankyo Corp.	2,000	12,058
Nidec-Tosok Corp.	700	8,068
Nifco, Inc.	2,400	65,589
Nihon Chouzai Co., Ltd.	150	4,866
Nihon Dempa Kogyo Co., Ltd.	900	13,559
Nihon Eslead Corp.	500	5,111
Nihon Kohden Corp.	2,200	58,901
Nihon Nohyaku Co., Ltd.	2,000	8,916
Nihon Parkerizing Co., Ltd.	3,000	44,473
Nihon Tokushu Toryo Co., Ltd.	1,000	4,361
Nihon Trim Co., Ltd.	100	2,604
Nihon Unisys Ltd.	3,300	23,124
Nihon Yamamura Glass Co., Ltd.	5,000	12,202
Nikkato Corp.	400	2,431
Nikkiso Co., Ltd.	4,000	41,899
Nikko Co., Ltd.	1,000	3,866
Nikon Corp.	22,400	679,821
Nintendo Co., Ltd.	7,200	1,083,001
Nippo Corp.	3,000	33,309
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	15,561
Nippon Carbide Industries Co., Inc.	3,000	4,603
Nippon Carbon Co., Ltd	6,000	16,890
Nippon Ceramic Co., Ltd.	800	13,609
Nippon Chemical Industrial Co., Ltd.	4,000	6,862
Nippon Chemi-Con Corp.*	7,000	27,909
Nippon Chemiphar Co., Ltd.	1,000	5,509
Nippon Chutetsukan KK	1,000	2,489
Nippon Coke & Engineering Co., Ltd.	10,000	15,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Columbia Co., Ltd.*	10,000	$3,745
Nippon Concrete Industries Co., Ltd.	1,000	3,286
Nippon Conveyor Co., Ltd.	3,000	2,972
Nippon Denko Co., Ltd.	5,000	24,465
Nippon Densetsu Kogyo Co., Ltd.	2,000	19,838
Nippon Denwa Shisetsu Co., Ltd.	2,000	6,355
Nippon Electric Glass Co., Ltd.	28,000	243,228
Nippon Express Co., Ltd.	51,000	199,021
Nippon Felt Co., Ltd.	700	3,493
Nippon Filcon Co., Ltd.	900	4,371
Nippon Fine Chemical Co., Ltd.	1,000	6,838
Nippon Flour Mills Co., Ltd.	8,000	36,728
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	5,558
Nippon Gas Co., Ltd.	1,100	17,396
Nippon Hume Corp.	1,000	4,506
Nippon Kanzai Co., Ltd.	400	7,225
Nippon Kasei Chemical Co., Ltd.	2,000	3,431
Nippon Kayaku Co., Ltd.	9,000	92,207
Nippon Kinzoku Co., Ltd.*	3,000	5,473
Nippon Koei Co., Ltd.	4,000	13,918
Nippon Konpo Unyu Soko Co., Ltd.	3,000	36,861
Nippon Koshuha Steel Co., Ltd.	5,000	6,162
Nippon Kucho Service Co., Ltd.	300	2,740
Nippon Light Metal Co., Ltd.	29,000	46,249
Nippon Meat Packers, Inc.	10,000	126,978
Nippon Metal Industry Co., Ltd.*	9,000	8,264
Nippon Paint Co., Ltd.	11,000	83,327
Nippon Paper Group, Inc.	6,300	131,145
Nippon Parking Development Co., Ltd.	130	6,722
Nippon Pillar Packing Co., Ltd.	1,000	8,675
Nippon Piston Ring Co., Ltd.	4,000	9,714
Nippon Road Co., Ltd.	4,000	17,011
Nippon Seisen Co., Ltd.	1,000	5,159
Nippon Sharyo Ltd.	4,000	16,528
Nippon Sheet Glass Co., Ltd.	57,000	87,459
Nippon Shinyaku Co., Ltd.	5,000	61,677
Nippon Shokubai Co., Ltd.	11,000	127,450
Nippon Signal Co., Ltd.	2,800	17,489
Nippon Soda Co., Ltd.	7,000	32,053
Nippon Steel Corp.	338,000	926,978
Nippon Steel Trading Co., Ltd.	2,000	6,500
Nippon Suisan Kaisha Ltd.	16,000	54,513
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	18,449
Nippon Systemware Co., Ltd.	400	1,571
Nippon Telegraph & Telephone Corp.	54,010	2,450,254
Nippon Television Network Corp.	1,140	182,769
Nippon Thompson Co., Ltd.	4,000	25,227
Nippon Valqua Industries Ltd.	5,000	14,075
Nippon Yakin Kogyo Co., Ltd.	6,500	11,230
Nippon Yusen KK	105,000	329,830
Nippon Yusoki Co., Ltd.	1,000	3,105
Nipro Corp.	4,800	35,781
Nishimatsu Construction Co., Ltd.	18,000	42,189
Nishimatsuya Chain Co., Ltd.	2,600	21,203
Nishi-Nippon City Bank Ltd.	53,000	149,837
Nishi-Nippon Railroad Co., Ltd.	16,000	75,196
Nissan Chemical Industries Ltd.	9,200	86,365
Nissan Motor Co., Ltd.	157,920	1,680,893
Nissan Shatai Co., Ltd.	4,000	41,851
Nissan Tokyo Sales Holdings Co., Ltd.*	1,000	2,658
Nissei Build Kogyo Co., Ltd.	4,000	9,085
Nissei Plastic Industrial Co., Ltd.	1,000	5,521
Nissen Holdings Co., Ltd.	2,400	12,903
Nissha Printing Co., Ltd.*	2,200	28,786
Nisshin Fudosan Co., Ltd.	700	5,269
Nisshin Oillio Group Ltd.	6,000	24,792
Nisshin Seifun Group, Inc.	13,000	157,219
Nisshin Steel Co., Ltd.	64,000	107,479
Nisshinbo Holdings, Inc.	8,000	75,680
Nissin Corp.	4,000	10,584
Nissin Electric Co., Ltd.	2,000	12,106
Nissin Foods Holdings Co., Ltd.	4,900	183,225
Nissin Kogyo Co., Ltd.	2,500	40,806
Nissui Pharmaceutical Co., Ltd.	500	4,591
Nitori Holdings Co., Ltd.	2,250	203,335
Nitta Corp.	1,100	20,187
Nittetsu Mining Co., Ltd.	3,000	14,389
Nitto Boseki Co., Ltd.	10,000	39,145
Nitto Denko Corp.	11,320	456,110
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,685
Nitto Kogyo Corp.	1,800	23,596
Nitto Kohki Co., Ltd.	700	15,502
Nitto Seiko Co., Ltd.	1,000	3,250
Nitto Seimo Co., Ltd.*	1,000	1,945
Nittoc Construction Co., Ltd.	3,000	4,531
NKSJ Holdings, Inc	26,250	586,716
NOF Corp.	11,000	53,558
Nohmi Bosai Ltd.	1,000	6,850
NOK Corp.	6,000	130,482
Nomura Co., Ltd.	2,000	7,201
Nomura Holdings, Inc.	257,800	1,139,964
Nomura Real Estate Holdings, Inc.	5,100	89,899
Nomura Research Institute Ltd.	7,200	178,586
Noritake Co., Ltd.	6,000	18,195
Noritsu Koki Co., Ltd.	1,100	5,701
Noritz Corp.	2,300	43,627
NS Solutions Corp.	1,000	19,258
NS United Kaiun Kaisha Ltd.*	4,000	6,476
NSD Co., Ltd.	2,300	21,258
NSK Ltd.	29,000	223,185
NTN Corp.	30,000	126,858
NTT Data Corp.	91	319,825
NTT DoCoMo, Inc.	1,000	1,660,022
NTT Urban Development Corp.	90	73,287
Obara Corp.	800	10,922
Obayashi Corp.	42,000	183,182
Obayashi Road Corp.	1,000	3,105
OBIC Business Consultants Ltd.	300	14,480
Obic Co., Ltd.	420	85,147
Odakyu Electric Railway Co., Ltd.	42,000	396,810
Oenon Holdings, Inc.	3,000	7,213
Ogaki Kyoritsu Bank Ltd.	16,000	57,605
Ohara, Inc.	400	4,635
Ohashi Technica, Inc.	600	4,371
OIE Sangyo Co., Ltd.	300	3,045
Oiles Corp.	1,300	25,601
Oita Bank Ltd.	7,000	22,327
OIZUMI Corp.	400	1,546
OJI Paper Co., Ltd.	57,000	275,462
Okabe Co., Ltd.	2,700	15,919
Okamoto Industries, Inc.	4,000	15,320
Okamura Corp.	4,000	27,836
Okasan Securities Group, Inc.	10,000	42,165
Okaya Electric Industries Co., Ltd.	600	2,566
OKI Electric Cable Co., Ltd.	1,000	2,042
Oki Electric Industry Co., Ltd.*	45,000	67,959
Okinawa Electric Power Co., Inc.	700	28,924
OKK Corp.*	4,000	5,703
OKUMA Corp.	8,000	66,111
Okumura Corp.	13,000	51,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Okura Industrial Co., Ltd.	3,000	$9,206
Okuwa Co., Ltd.	1,000	14,268
Olympic Corp.	800	7,510
Olympus Corp.*	15,300	250,286
Omron Corp.	14,800	318,280
Ono Pharmaceutical Co., Ltd.	6,800	378,736
ONO Sokki Co., Ltd.	1,000	3,842
Onoken Co., Ltd.	1,000	8,578
Onward Holdings Co., Ltd.	8,000	65,241
Optex Co., Ltd.	800	10,748
Oracle Corp. Japan	1,900	72,194
Organo Corp.	2,000	13,483
Oriental Land Co., Ltd.	3,400	364,359
Origin Electric Co., Ltd.	1,000	4,337
ORIX Corp.	6,560	626,121
Osaka Gas Co., Ltd.	120,000	481,334
Osaka Securities Finance Co., Ltd.	1,400	3,129
Osaka Steel Co., Ltd.	800	15,899
OSAKA Titanium Technologies Co.	1,900	72,538
Osaki Electric Co., Ltd.	1,000	9,943
OSG Corp.	5,700	86,220
Otsuka Corp.	900	73,179
Otsuka Holdings Co., Ltd.	27,900	825,843
Oyo Corp.	1,200	14,527
P.S. Mitsubishi Construction Co., Ltd.	800	4,204
Pacific Industrial Co., Ltd.	2,000	12,686
Pacific Metals Co., Ltd.	9,000	49,366
Pack Corp.	900	15,266
Pal Co., Ltd.	350	13,193
Paltac Corp.	1,050	15,071
PanaHome Corp.	4,000	27,305
Panasonic Corp.	143,985	1,323,820
Panasonic Electric Works Information Systems Co., Ltd.	200	5,350
Panasonic Electric Works SUNX Co., Ltd.	1,000	5,123
Paramount Bed Holdings Co., Ltd.	900	26,499
Parco Co., Ltd.	3,100	29,813
Paris Miki Holdings, Inc.	1,500	10,457
Park24 Co., Ltd.	5,700	76,785
Pasco Corp.	1,000	3,842
Pasona Group, Inc.	10	8,783
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	3,277
Penta-Ocean Construction Co., Ltd.	17,000	54,428
PGM Holdings KK	30	20,297
PIA Corp.*	300	3,132
Pigeon Corp.	800	29,818
Pilot Corp.	10	19,162
Piolax, Inc.	500	13,350
Pioneer Corp.*	17,600	89,946
Pixela Corp.*	500	1,196
Plenus Co., Ltd.	1,500	27,129
Pocket Card Co., Ltd.	1,100	4,665
Point, Inc.	1,030	38,017
Pola Orbis Holdings, Inc.	1,100	32,826
Poplar Co., Ltd.	300	1,772
Press Kogyo Co., Ltd.	5,000	33,768
Prima Meat Packers Ltd.	7,000	13,024
Pronexus, Inc.	1,300	6,832
Raito Kogyo Co., Ltd.	2,900	17,028
Rasa Corp.	500	3,002
Rasa Industries Ltd.*	4,000	6,089
Renaissance, Inc.	500	2,724
Renesas Electronics Corp.*	3,200	22,269
Rengo Co., Ltd.	10,000	69,228
Renown, Inc.*	2,500	4,380
Resona Holdings, Inc.	70,100	322,679
Resort Solution Co., Ltd.	1,000	1,969
Resorttrust, Inc.	1,900	30,829
Rheon Automatic Machinery Co., Ltd.	1,000	2,537
Rhythm Watch Co., Ltd.	6,000	10,366
Ricoh Co., Ltd.	38,000	369,578
Ricoh Leasing Co., Ltd.	800	18,586
Right On Co., Ltd.	900	7,883
Riken Corp.	4,000	18,364
Riken Keiki Co., Ltd.	1,000	7,346
Riken Technos Corp.	2,000	6,645
Ringer Hut Co., Ltd.	900	11,602
Rinnai Corp.	2,100	151,214
Riso Kagaku Corp.	900	14,831
Riso Kyoiku Co., Ltd.	130	8,104
Rock Field Co., Ltd.	600	11,613
Rohm Co., Ltd.	6,300	310,928
Rohto Pharmaceutical Co., Ltd.	8,000	99,843
Roland Corp.	1,100	11,695
Roland DG Corp.	500	5,986
Round One Corp.	3,300	21,769
Royal Holdings Co., Ltd.	1,800	20,355
Ryobi Ltd.	7,000	26,556
Ryoden Trading Co., Ltd.	1,000	6,029
Ryohin Keikaku Co., Ltd.	1,400	72,393
Ryosan Co., Ltd.	1,900	38,197
Ryoyo Electro Corp.	1,600	18,229
S Foods, Inc.	500	4,053
S.T. Corp.	600	7,430
Sagami Chain Co., Ltd.*	1,000	7,273
Saibu Gas Co., Ltd.	13,000	35,025
Saizeriya Co., Ltd.	1,600	25,729
Sakai Chemical Industry Co., Ltd.	4,000	15,416
Sakai Heavy Industries Ltd.	2,000	6,645
Sakai Moving Service Co., Ltd.	200	4,253
Sakai Ovex Co., Ltd.	3,000	5,328
Sakata INX Corp.	2,000	9,955
Sakata Seed Corp.	2,000	27,788
Sakurada Co., Ltd.*	11,000	2,525
Sala Corp.	1,000	6,597
San Holdings, Inc.	200	3,929
San-A Co., Ltd.	400	15,175
San-Ai Oil Co., Ltd.	2,000	10,390
Sanden Corp.	7,000	22,834
Sangetsu Co., Ltd.	2,100	55,487
San-In Godo Bank Ltd.	7,000	55,394
Sanix, Inc.*	1,800	5,045
Sanken Electric Co., Ltd.	7,000	33,237
Sanki Engineering Co., Ltd.	3,000	16,202
Sanko Metal Industrial Co., Ltd.	1,000	3,286
Sankyo Co., Ltd.	3,800	186,396
Sankyo Seiko Co., Ltd.	2,000	6,959
Sankyo-Tateyama Holdings, Inc.*	17,000	29,576
Sankyu, Inc.	15,000	58,717
Sanoh Industrial Co., Ltd.	1,400	11,925
Sanrio Co., Ltd.	3,800	148,290
Sanritsu Corp.	300	2,044
Sanshin Electronics Co., Ltd.	1,500	12,631
Sansui Electric Co., Ltd.(b)*	78,000	942
Santen Pharmaceutical Co., Ltd.	4,100	175,106
Sanwa Holdings Corp.	12,000	46,829
Sanyo Chemical Industries Ltd.	3,000	20,007
Sanyo Housing Nagoya Co., Ltd.	10	9,158
Sanyo Industries Ltd.	1,000	2,308
Sanyo Shokai Ltd.	6,000	16,238
Sanyo Special Steel Co., Ltd.	6,000	32,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sapporo Hokuyo Holdings, Inc.	18,400	$67,802
Sapporo Holdings Ltd.	19,000	70,243
Sasebo Heavy Industries Co., Ltd.	8,000	13,338
Sata Construction Co., Ltd.*	4,000	3,914
Sato Holdings Corp.	1,200	16,890
Sato Shoji Corp.	1,000	7,479
Satori Electric Co., Ltd.	900	5,426
Sawai Pharmaceutical Co., Ltd.	900	95,361
SAXA Holdings, Inc.	3,000	6,742
SBI Holdings, Inc.	1,482	139,838
Scroll Corp.	1,700	6,798
SCSK Corp.	2,232	35,380
Secom Co., Ltd.	13,700	670,352
Sega Sammy Holdings, Inc.	12,900	270,250
Seibu Electric Industry Co., Ltd.	1,000	4,386
Seika Corp.	4,000	12,033
Seikagaku Corp.	2,400	26,763
Seikitokyu Kogyo Co., Ltd.*	3,000	2,392
Seiko Epson Corp.	8,800	123,330
Seiko Holdings Corp.	6,000	14,426
Seino Holdings Co., Ltd.	13,000	93,923
Seiren Co., Ltd.	3,200	21,225
Sekisui Chemical Co., Ltd.	28,000	242,890
Sekisui House Ltd.	42,000	411,526
Sekisui Jushi Corp.	1,000	9,992
Sekisui Plastics Co., Ltd.	2,000	7,321
Senko Co., Ltd.	4,000	16,044
Senshu Ikeda Holdings, Inc.	34,400	47,795
Senshukai Co., Ltd.	2,200	15,549
Seven & I Holdings Co., Ltd.	50,700	1,505,625
Sharp Corp.	55,000	401,353
Shibaura Mechatronics Corp.*	2,000	6,041
Shibusawa Warehouse Co., Ltd.	3,000	9,279
Shibuya Kogyo Co., Ltd.	700	7,823
Shiga Bank Ltd.	11,000	65,785
Shikibo Ltd.	7,000	9,049
Shikoku Bank Ltd.	8,000	29,963
Shikoku Chemicals Corp.	1,000	5,908
Shikoku Electric Power Co., Inc.	12,700	357,969
Shima Seiki Manufacturing Ltd.	1,600	30,562
Shimachu Co., Ltd.	2,300	54,186
Shimadzu Corp.	18,000	162,450
Shimamura Co., Ltd.	1,200	134,252
Shimano, Inc.	5,300	319,204
Shimizu Bank Ltd.	400	15,779
Shimizu Corp.	40,000	160,445
Shimojima Co., Ltd.	800	10,593
Shin Nippon Air Technologies Co., Ltd.	900	5,328
Shin Nippon Biomedical Laboratories Ltd.*	700	1,987
Shinagawa Refractories Co., Ltd.	3,000	8,155
Shindengen Electric Manufacturing Co., Ltd.	4,000	18,847
Shin-Etsu Chemical Co., Ltd.	21,900	1,264,734
Shin-Etsu Polymer Co., Ltd.	2,500	13,048
Shingakukai Co., Ltd.	600	2,494
Shinkawa Ltd.	900	5,121
Shin-Keisei Electric Railway Co., Ltd.	1,000	4,265
Shinko Electric Industries Co., Ltd.	3,100	30,262
Shinko Plantech Co., Ltd.	2,600	22,146
Shinko Shoji Co., Ltd.	1,100	9,595
Shinmaywa Industries Ltd.	5,000	24,888
Shinnihon Corp.	1,600	4,330
Shinsei Bank Ltd.	98,000	127,872
Shinsho Corp.	3,000	7,068
Shinwa Co., Ltd.	600	6,959
Shinyei Kaisha	1,000	1,716
Shionogi & Co., Ltd.	19,000	262,607
Ship Healthcare Holdings, Inc.	1,500	30,736
Shiroki Corp.	2,000	6,597
Shiseido Co., Ltd.	21,400	369,206
Shizuoka Bank Ltd.	39,000	401,450
Shizuoka Gas Co., Ltd.	3,000	21,421
Sho-Bond Holdings Co., Ltd.	1,200	29,692
Shobunsha Publications, Inc.	700	5,167
Shochiku Co., Ltd.	7,000	65,966
Shoei Co., Ltd.	2,200	8,984
Shoko Co., Ltd.	4,000	6,572
Showa Corp.	2,600	21,360
Showa Denko KK	90,000	204,422
Showa Sangyo Co., Ltd.	5,000	15,706
Showa Shell Sekiyu KK	14,600	93,135
Shuei Yobiko Co., Ltd.	200	783
Siix Corp.	700	10,758
Simplex Holdings, Inc.	20	6,553
Sinanen Co., Ltd.	2,000	8,747
Sinfonia Technology Co., Ltd.	7,000	15,223
Sintokogio Ltd.	2,600	28,994
SK Japan Co., Ltd.	200	611
Sky Perfect JSAT Holdings, Inc.	90	39,634
SMC Corp.	17,100	2,718,811
SMK Corp.	3,000	10,402
SNT Corp.	1,200	7,437
Soda Nikka Co., Ltd.	1,000	4,337
Softbank Corp.	55,400	1,637,837
Softbank Technology Corp.	200	2,694
Softbrain Co., Ltd.*	20	2,059
Sogo Medical Co., Ltd.	200	7,198
Sohgo Security Services Co., Ltd.	4,700	55,762
Sojitz Corp.	85,200	152,345
So-net Entertainment Corp.	10	36,668
Sony Corp.	69,500	1,430,808
Sony Financial Holdings, Inc.	12,300	218,449
Soshin Electric Co., Ltd.	600	2,660
Sotetsu Holdings, Inc.	19,000	59,454
SPK Corp.	200	3,525
Square Enix Holdings Co., Ltd.	4,000	83,992
SRA Holdings, Inc.	600	6,988
SRI Sports Ltd.	1,000	12,082
St. Marc Holdings Co., Ltd.	400	15,851
Stanley Electric Co., Ltd.	8,600	136,632
Star Micronics Co., Ltd.	2,300	22,786
Starzen Co., Ltd.	4,000	12,372
Stella Chemifa Corp.	500	11,973
Studio Alice Co., Ltd.	500	8,367
Sugi Holdings Co., Ltd.	1,900	58,100
Sugimoto & Co., Ltd.	600	5,843
Sumco Corp.*	8,000	97,330
Sumida Corp.	700	4,305
Sumikin Bussan Corp.	5,000	13,531
Suminoe Textile Co., Ltd.	3,000	6,597
Sumiseki Holdings, Inc.*	3,800	4,453
Sumitomo Bakelite Co., Ltd.	12,000	63,211
Sumitomo Chemical Co., Ltd.	93,000	395,506
Sumitomo Corp.	67,680	977,954
Sumitomo Densetsu Co., Ltd.	900	7,198
Sumitomo Electric Industries Ltd.	46,700	639,255
Sumitomo Forestry Co., Ltd.	9,500	86,426
Sumitomo Heavy Industries Ltd.	34,000	188,957
Sumitomo Light Metal Industries Ltd.	21,000	21,058
Sumitomo Metal Industries Ltd.	242,000	488,269
Sumitomo Metal Mining Co., Ltd.	39,000	547,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Construction Co., Ltd.*	7,600	$7,162
Sumitomo Mitsui Financial Group, Inc.	92,750	3,051,326
Sumitomo Mitsui Trust Holdings, Inc.	236,410	754,044
Sumitomo Osaka Cement Co., Ltd.	24,000	69,880
Sumitomo Pipe & Tube Co., Ltd.	800	8,293
Sumitomo Precision Products Co., Ltd.	2,000	11,840
Sumitomo Real Estate Sales Co., Ltd.	440	20,573
Sumitomo Realty & Development Co., Ltd.	30,000	723,088
Sumitomo Rubber Industries Ltd.	9,100	120,828
Sumitomo Seika Chemicals Co., Ltd.	2,000	9,255
Sumitomo Warehouse Co., Ltd.	9,000	46,430
Sun Frontier Fudousan Co., Ltd.	10	2,114
Sundrug Co., Ltd.	2,300	71,137
Sun-Wa Technos Corp.	600	6,017
Suruga Bank Ltd.	13,000	132,717
Suzuden Corp.	300	1,888
Suzuken Co., Ltd.	5,100	157,245
Suzuki Motor Corp.	25,700	613,856
SWCC Showa Holdings Co., Ltd.	15,000	14,317
SxL Corp.*	6,000	16,093
Sysmex Corp.	4,400	177,552
Systena Corp.	10	7,370
T Hasegawa Co., Ltd.	1,600	23,158
T&D Holdings, Inc.	46,300	536,447
T.RAD Co., Ltd.	4,000	16,431
Tac Co., Ltd.*	700	1,581
Tachibana Eletech Co., Ltd.	700	6,478
Tachi-S Co., Ltd.	1,600	31,470
Tact Home Co., Ltd.	10	9,472
Tadano Ltd.	5,000	36,064
Taihei Dengyo Kaisha Ltd.	1,000	8,179
Taihei Kogyo Co., Ltd.	2,000	10,874
Taiheiyo Cement Corp.	59,000	131,159
Taiheiyo Kouhatsu, Inc.	4,000	3,963
Taiho Kogyo Co., Ltd.	800	10,023
Taikisha Ltd.	2,100	43,081
Taiko Pharmaceutical Co., Ltd.	400	3,997
Taisei Corp.	67,000	174,846
Taisei Lamick Co., Ltd.	300	9,293
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	243,204
Taiyo Holdings Co., Ltd.	900	24,139
Taiyo Nippon Sanso Corp.	17,000	119,947
Taiyo Yuden Co., Ltd.	7,000	74,592
Takachiho Koheki Co., Ltd.	500	5,407
Takada Kiko Co., Ltd.	1,000	2,718
Takamatsu Construction Group Co., Ltd.	1,000	15,585
Takano Co., Ltd.	400	2,199
Takaoka Electric Manufacturing Co., Ltd.	4,000	12,372
Taka-Q Co., Ltd.	500	1,099
Takara Holdings, Inc.	11,000	74,822
Takara Leben Co., Ltd.	1,100	10,353
Takara Printing Co., Ltd.	700	5,362
Takara Standard Co., Ltd.	5,000	36,970
Takasago International Corp.	4,000	18,847
Takasago Thermal Engineering Co., Ltd.	3,900	30,344
Takashima & Co., Ltd.	2,000	5,920
Takashimaya Co., Ltd.	16,000	132,802
Takata Corp.	1,900	50,616
Take And Give Needs Co., Ltd.	60	5,777
Takeda Pharmaceutical Co., Ltd.	48,000	2,113,809
Takihyo Co., Ltd.	1,000	5,582
Takiron Co., Ltd.	3,000	10,946
Takuma Co., Ltd.	4,000	19,911
Tamron Co., Ltd.	1,200	38,695
Tamura Corp.	3,000	8,300
Tanaka Co., Ltd.	300	1,642
Tanseisha Co., Ltd.	1,000	3,637
TASAKI & Co., Ltd.*	2,000	1,232
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	12,009
Taya Co., Ltd.	200	1,682
Tayca Corp.	2,000	7,128
TBK Co., Ltd.	1,000	6,826
TDC Software Engineering, Inc.	200	1,829
TDK Corp.	7,200	407,974
Teac Corp.*	6,000	2,610
Tecmo Koei Holdings Co., Ltd.	2,400	18,992
Teijin Ltd.	51,000	171,294
Teikoku Electric Manufacturing Co., Ltd.	400	7,843
Teikoku Sen-I Co., Ltd.	1,000	8,252
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,576
Tekken Corp.	8,000	12,662
Temp Holdings Co., Ltd.	1,700	16,000
Ten Allied Co., Ltd.*	800	2,561
Tenma Corp.	1,100	12,785
Terumo Corp.	9,700	463,495
T-Gaia Corp.	10	16,588
THK Co., Ltd.	8,500	172,834
Tigers Polymer Corp.	600	2,581
Titan Kogyo KK	1,000	4,313
TKC Corp.	900	19,638
Toa Corp.	1,000	8,107
Toa Corp. (Tokyo Stock Exchange)	11,000	21,397
Toa Road Corp.	2,000	6,017
Toabo Corp.	4,000	2,996
Toagosei Co., Ltd.	13,000	59,841
Tobishima Corp.*	8,000	10,149
Tobu Railway Co., Ltd.	65,000	344,751
Tobu Store Co., Ltd.	1,000	3,383
TOC Co., Ltd.	4,700	26,404
Tocalo Co., Ltd.	600	11,888
Tochigi Bank Ltd.	6,000	22,327
Toda Corp.	14,000	47,022
Toda Kogyo Corp.	1,000	7,201
Toei Co., Ltd.	5,000	25,794
Toenec Corp.	1,000	5,799
Toho Bank Ltd.	10,000	34,191
Toho Co., Ltd.	2,000	7,491
Toho Co., Ltd. (Tokyo Stock Exchange)	10,200	187,191
Toho Gas Co., Ltd.	32,000	188,667
Toho Holdings Co., Ltd.	3,700	65,712
Toho Real Estate Co., Ltd.	1,200	7,597
Toho Titanium Co., Ltd.	2,100	33,059
Toho Zinc Co., Ltd.	7,000	31,545
Tohoku Bank Ltd.	6,000	10,874
Tohoku Electric Power Co., Inc.	31,400	358,120
Tohpe Corp.*	1,000	1,208
Tohto Suisan Co., Ltd.	2,000	3,842
Tokai Carbon Co., Ltd.	12,000	63,936
TOKAI Holdings Corp.	2,000	9,617
Tokai Kanko Co., Ltd.*	5,000	1,389
Tokai Rika Co., Ltd.	2,900	49,717
Tokai Rubber Industries Ltd.	2,000	25,275
Tokai Senko KK	1,000	1,377
Tokai Tokyo Financial Holdings, Inc.	14,000	52,265
Token Corp.	520	20,041
Tokio Marine Holdings, Inc.	46,400	1,273,099
Toko, Inc.*	5,000	16,612
Tokushu Tokai Paper Co., Ltd.	8,000	18,364
Tokuyama Corp.	20,000	62,100
Tokyo Broadcasting System Holdings, Inc.	6,600	98,398
Tokyo Denpa Co., Ltd.	300	1,559
Tokyo Dome Corp.*	9,000	30,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electric Power Co., Inc.*	90,500	$227,425
Tokyo Electron Ltd.	9,900	566,346
Tokyo Energy & Systems, Inc.	1,000	5,896
Tokyo Gas Co., Ltd.	151,000	711,490
Tokyo Individualized Educational Institute, Inc.	900	1,740
TOKYO KEIKI, Inc.	4,000	8,795
Tokyo Kikai Seisakusho Ltd.*	3,000	2,211
Tokyo Ohka Kogyo Co., Ltd.	2,300	52,158
Tokyo Rakutenchi Co., Ltd.	2,000	7,394
Tokyo Rope Manufacturing Co., Ltd.	8,000	16,334
Tokyo Sangyo Co., Ltd.	1,000	3,794
Tokyo Seimitsu Co., Ltd.	2,300	47,712
Tokyo Steel Manufacturing Co., Ltd.	7,100	62,705
Tokyo Tatemono Co., Ltd.*	25,000	101,184
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,026
Tokyo Tekko Co., Ltd.	2,000	7,370
Tokyo Theatres Co., Inc.	4,000	5,799
Tokyo Tomin Bank Ltd.	2,300	27,732
Tokyotokeiba Co., Ltd.	8,000	12,275
Tokyu Community Corp.	300	9,464
Tokyu Construction Co., Ltd.	4,940	12,653
Tokyu Corp.	71,000	337,115
Tokyu Land Corp.	26,000	127,220
Tokyu Livable, Inc.	1,300	13,444
Toli Corp.	3,000	6,452
Tomato Bank Ltd.	4,000	7,684
Tomen Devices Corp.	100	2,566
Tomen Electronics Corp.	500	6,802
Tomoe Corp.	1,800	7,046
Tomoe Engineering Co., Ltd.	400	8,274
Tomoegawa Co., Ltd.	2,000	4,374
Tomoku Co., Ltd.	4,000	11,115
TOMONY Holdings, Inc.	9,400	45,654
Tomy Co., Ltd.	3,700	27,045
Tonami Holdings Co., Ltd.	2,000	4,519
TonenGeneral Sekiyu KK	20,000	184,125
Top Culture Co., Ltd.	400	2,006
Topcon Corp.	2,800	18,606
Toppan Forms Co., Ltd.	2,600	23,842
Toppan Printing Co., Ltd.	36,000	280,971
Topre Corp.	2,500	26,247
Topy Industries Ltd.	10,000	31,050
Toray Industries, Inc.	103,000	764,069
Torigoe Co., Ltd.	1,200	9,772
Torii Pharmaceutical Co., Ltd.	800	15,039
Torishima Pump Manufacturing Co., Ltd.	1,500	20,497
Tose Co., Ltd.	300	1,950
Toshiba Corp.	250,000	1,099,432
Toshiba Machine Co., Ltd.	7,000	35,436
Toshiba Plant Systems & Services Corp.	2,000	23,004
Toshiba TEC Corp.	7,000	27,740
Tosho Printing Co., Ltd.	1,000	1,861
Tosoh Corp.	34,000	94,479
Totetsu Kogyo Co., Ltd.	1,000	10,668
TOTO Ltd.	18,000	135,484
Totoku Electric Co., Ltd.*	1,000	1,184
Tottori Bank Ltd.	3,000	6,415
Touei Housing Corp.	900	9,503
Toukei Computer Co., Ltd.	200	2,552
Tow Co., Ltd.	300	1,993
Towa Bank Ltd.	13,000	15,078
Towa Corp.	1,200	6,568
Towa Pharmaceutical Co., Ltd.	600	29,721
Toyo Construction Co., Ltd.	18,000	18,920
Toyo Corp.	1,600	17,398
Toyo Electric Manufacturing Co., Ltd.	2,000	7,901
Toyo Engineering Corp.	8,000	38,081
Toyo Ink Manufacturing Co., Ltd.	11,000	45,318
Toyo Kanetsu KK	6,000	13,266
Toyo Kohan Co., Ltd.	3,000	12,251
Toyo Logistics Co., Ltd.	1,000	2,271
Toyo Machinery & Metal Co., Ltd.	1,000	2,863
Toyo Securities Co., Ltd.	4,000	11,018
Toyo Seikan Kaisha Ltd.	9,500	136,239
Toyo Shutter Co., Ltd.	200	1,073
Toyo Sugar Refining Co., Ltd.	2,000	2,416
Toyo Suisan Kaisha Ltd.	5,000	129,818
Toyo Tanso Co., Ltd.	700	26,513
Toyo Tire & Rubber Co., Ltd.	10,000	27,909
Toyo Wharf & Warehouse Co., Ltd.	3,000	5,473
Toyobo Co., Ltd.	68,000	96,943
Toyoda Gosei Co., Ltd.	3,500	68,123
Toyota Boshoku Corp.	4,300	50,704
Toyota Industries Corp.	11,700	352,823
Toyota Motor Corp.	352,940	15,222,856
Toyota Tsusho Corp.	14,200	289,078
TPR Co., Ltd.	1,500	24,773
Transcosmos, Inc.	1,600	24,492
Trend Micro, Inc.	5,800	178,197
Trusco Nakayama Corp.	1,500	30,591
TS Tech Co., Ltd.	2,300	45,100
TSI Holdings Co., Ltd.	4,825	30,430
Tsubakimoto Chain Co.	6,000	37,042
Tsubakimoto Kogyo Co., Ltd.	1,000	3,298
Tsudakoma Corp.*	3,000	6,959
Tsugami Corp.	3,000	34,179
Tsukamoto Corp. Co., Ltd.*	2,000	4,035
Tsukishima Kikai Co., Ltd.	2,000	17,663
Tsukuba Bank Ltd.	5,400	18,920
Tsumura & Co.	3,700	106,883
Tsuruha Holdings, Inc.	1,100	64,788
Tsutsumi Jewelry Co., Ltd.	500	13,266
TV Asahi Corp.	30	48,895
Tv Tokyo Holdings Corp.	500	6,512
TYK Corp.	1,000	2,477
Ube Industries Ltd.	56,000	152,229
Uchida Yoko Co., Ltd.	2,000	6,355
Ueki Corp.	1,000	2,392
UKC Holdings Corp.	700	10,318
Ulvac, Inc.	2,200	24,161
Unicafe, Inc.*	300	1,395
Unicharm Corp.	7,200	380,138
Uniden Corp.	3,000	12,033
Union Tool Co.	800	14,904
Unipres Corp.	1,600	49,506
United Arrows Ltd.	1,100	23,058
Unitika Ltd.*	29,000	18,219
UNY Co., Ltd.	9,900	107,169
U-Shin Ltd.	1,400	11,857
Ushio, Inc.	9,100	127,864
USS Co., Ltd.	1,780	180,430
Utoc Corp.	900	3,099
Valor Co., Ltd.	2,400	39,985
Vital KSK Holdings, Inc.	2,300	19,590
Wacoal Holdings Corp.	10,000	118,521
Wacom Co., Ltd.	20	41,875
Wakachiku Construction Co., Ltd.*	7,000	9,218
Wakamoto Pharmaceutical Co., Ltd.*	1,000	2,984
Warabeya Nichiyo Co., Ltd.	700	11,764
Warehouse Co., Ltd.*	200	674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Watabe Wedding Corp.	300	$2,820
WATAMI Co., Ltd.	1,400	30,006
Weathernews, Inc.	300	8,717
West Japan Railway Co.	11,800	474,024
Wood One Co., Ltd.	2,000	8,723
Xebio Co., Ltd.	1,400	37,330
Y.A.C. Co., Ltd.	500	4,078
Yachiyo Bank Ltd.	600	14,744
Yahagi Construction Co., Ltd.	1,700	8,873
Yahoo! Japan Corp.	917	296,693
Yaizu Suisankagaku Industry Co., Ltd.	600	5,966
Yakult Honsha Co., Ltd.	7,800	268,104
YAMABIKO Corp.	500	8,717
Yamada Denki Co., Ltd.	5,600	349,789
Yamagata Bank Ltd.	7,000	33,237
Yamaguchi Financial Group, Inc.	15,000	136,281
Yamaha Corp.	10,300	106,771
Yamaha Motor Co., Ltd.	19,900	266,632
Yamaichi Electronics Co., Ltd.*	1,200	2,595
Yamanashi Chuo Bank Ltd.	7,000	31,122
Yamashita Medical Instruments Co., Ltd.	100	1,273
Yamatake Corp.	3,400	75,172
Yamatane Corp.	6,000	9,061
Yamato Corp.	1,000	3,818
Yamato Holdings Co., Ltd.	26,800	414,126
Yamato International, Inc.	700	3,332
Yamato Kogyo Co., Ltd.	3,900	113,791
Yamaura Corp.	500	1,414
Yamaya Corp.	110	2,352
Yamazaki Baking Co., Ltd.	11,000	157,617
Yamazawa Co., Ltd.	300	5,103
Yamazen Corp.	4,700	39,181
Yaoko Co., Ltd.	500	16,552
Yaskawa Electric Corp.	16,000	150,393
Yasuda Warehouse Co., Ltd.	1,000	6,464
Yellow Hat Ltd.	1,100	18,220
Yodogawa Steel Works Ltd.	9,000	39,253
Yokogawa Bridge Holdings Corp.	2,000	13,918
Yokogawa Electric Corp.	12,400	125,393
Yokohama Reito Co., Ltd.	2,600	20,230
Yokohama Rubber Co., Ltd.	14,000	100,809
Yokowo Co., Ltd.	1,000	6,464
Yomeishu Seizo Co., Ltd.	1,000	9,593
Yomiuri Land Co., Ltd.	2,000	6,452
Yondenko Corp.	1,000	4,156
Yonekyu Corp.	1,000	9,013
Yorozu Corp.	700	15,257
Yoshinoya Holdings Co., Ltd.	30	38,818
Yuasa Trading Co., Ltd.	12,000	20,877
Yuken Kogyo Co., Ltd.	2,000	4,325
Yurtec Corp.	2,000	10,680
Yusen Logistics Co., Ltd.	900	14,125
Yushin Precision Equipment Co., Ltd.	600	11,983
Yushiro Chemical Industry Co., Ltd.	600	6,597
Zappallas, Inc.	10	12,819
Zenrin Co., Ltd.	1,700	17,129
Zensho Holdings Co. Ltd.	4,600	56,465
Zeon Corp.	12,000	111,200
ZERIA Pharmaceutical Co., Ltd.	1,000	17,796
Zuken, Inc.	800	6,495
		212,974,679
Luxembourg (0.2%)
ArcelorMittal S.A.	126,560	2,418,805
Malaysia (0.9%)
Genting Bhd	1,727,500	6,112,649
Sime Darby Bhd	1,601,200	5,090,807
		11,203,456
Mexico (0.0%)
Fresnillo plc	16,440	420,207
Netherlands (3.0%)
ING Groep N.V. (CVA)*	530,352	4,418,693
Koninklijke Philips Electronics N.V.	137,856	2,794,650
Royal Dutch Shell plc (BATS Europe Exchange), Class A	200,645	7,024,506
Royal Dutch Shell plc (Euro Comp Exchange), Class A	255,911	8,937,713
Royal Dutch Shell plc, Class B	187,687	6,603,017
Unilever N.V. (CVA)	225,206	7,663,615
		37,442,194
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	68,827	135,816
Papua New Guinea (0.0%)
Oil Search Ltd.	71,810	518,459
Singapore (0.7%)
DBS Group Holdings Ltd.	386,635	4,361,389
Singapore Telecommunications Ltd. (CDI)	30,210	74,790
United Overseas Bank Ltd.	331,049	4,832,544
		9,268,723
Spain (2.7%)
Banco Bilbao Vizcaya Argentaria S.A.	699,586	5,567,437
Banco Santander S.A.	1,242,184	9,559,163
Iberdrola S.A.	510,570	2,898,792
Inditex S.A.	30,606	2,931,637
Repsol YPF S.A.	113,442	2,845,908
Telefonica S.A.	577,017	9,454,137
		33,257,074
Sweden (2.2%)
Atlas Copco AB, Class A	451,658	10,929,962
Investor AB, Class B	261,903	5,807,487
Sandvik AB	423,565	6,114,220
Volvo AB, Class B	350,529	5,107,621
		27,959,290
Switzerland (5.3%)
ABB Ltd. (Registered)*	315,950	6,482,102
Cie Financiere Richemont S.A., Class A	117,285	7,353,862
Glencore International plc	93,827	584,397
Holcim Ltd. (Registered)*	89,163	5,817,770
Nestle S.A. (Registered)	136,753	8,604,819
Novartis AG (Registered)	91,241	5,049,740
Roche Holding AG	48,130	8,376,230
Syngenta AG (Registered)*	21,199	7,329,354
UBS AG (Registered)*	404,491	5,668,341
Wolseley plc	21,570	822,509
Xstrata plc	616,925	10,538,720
		66,627,844
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	444,267	6,788,400
United Kingdom (16.8%)
Admiral Group plc	15,370	291,816
Aggreko plc	20,256	728,988
AMEC plc	26,778	474,572
Anglo American plc	276,238	10,325,863
Antofagasta plc	30,130	555,183
ARM Holdings plc	100,060	947,472
Associated British Foods plc	30,250	590,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
AstraZeneca plc	90,998	$4,044,871
Aviva plc	214,320	1,136,398
BAE Systems plc	227,498	1,091,285
Barclays plc	850,879	3,201,708
BG Group plc	539,534	12,496,017
BHP Billiton plc	390,809	11,923,763
BP plc	1,315,361	9,731,682
British American Tobacco plc	367,501	18,519,201
British Land Co. plc (REIT)	67,590	518,821
British Sky Broadcasting Group plc	100,430	1,085,911
BT Group plc	540,454	1,957,129
Burberry Group plc	33,050	791,366
Capita Group plc	46,840	548,793
Capital Shopping Centres Group plc (REIT)	49,220	260,903
Carnival plc	16,240	518,998
Centrica plc	372,440	1,884,851
Compass Group plc	131,305	1,376,696
Diageo plc	520,430	12,507,227
Eurasian Natural Resources Corp.	29,510	279,667
Extract Resources Ltd.*	6,280	55,033
G4S plc	107,580	468,902
GKN plc	118,390	390,281
GlaxoSmithKline plc	354,634	7,921,466
Hammerson plc (REIT)	54,060	359,365
Henderson Group plc (CDI)	52,471	107,074
HSBC Holdings plc	1,242,924	11,029,740
ICAP plc	50,720	318,665
IMI plc	24,450	380,323
Imperial Tobacco Group plc	290,154	11,764,968
Intercontinental Hotels Group plc	21,860	508,042
International Consolidated Airlines Group S.A.*	141,710	405,504
International Power plc	116,020	751,575
Intertek Group plc	12,120	486,781
J Sainsbury plc	142,540	709,741
Johnson Matthey plc	16,400	618,808
Kazakhmys plc	16,360	237,604
Kingfisher plc	178,950	877,869
Land Securities Group plc (REIT)	58,360	674,431
Legal & General Group plc	447,790	936,126
Lloyds Banking Group plc*	3,068,320	1,649,259
Man Group plc	143,300	308,973
Marks & Spencer Group plc	121,200	734,727
National Grid plc	247,949	2,500,528
Next plc	14,100	672,755
Old Mutual plc	414,580	1,051,709
Pearson plc	61,460	1,145,256
Petrofac Ltd.	20,879	581,090
Prudential plc	185,301	2,215,507
Randgold Resources Ltd.	6,940	596,098
Reckitt Benckiser Group plc	50,632	2,861,231
Reed Elsevier plc	92,620	822,209
Resolution Ltd.	110,580	462,168
Rexam plc	66,870	457,890
Rio Tinto plc	176,953	9,753,432
Rolls-Royce Holdings plc*	572,054	7,429,803
Royal Bank of Scotland Group plc*	1,328,550	587,354
RSA Insurance Group plc	266,590	446,026
SABMiller plc	83,113	3,336,110
Sage Group plc	99,970	478,427
Schroders plc	12,950	327,274
Schroders plc (Non-Voting)	4,610	91,434
Serco Group plc	37,360	324,183
Severn Trent plc	17,990	444,286
Smith & Nephew plc	67,810	687,107
Smiths Group plc	29,620	498,408
SSE plc	64,952	1,380,708
Standard Chartered plc	449,351	11,212,304
Standard Life plc	174,400	640,755
Tesco plc	555,308	2,931,110
Tullow Oil plc	67,590	1,650,843
Unilever plc	91,461	3,019,464
United Utilities Group plc	51,570	496,155
Vedanta Resources plc	10,120	198,776
Vodafone Group plc	3,524,104	9,706,577
Weir Group plc	16,040	452,572
Whitbread plc	13,420	395,820
WM Morrison Supermarkets plc	180,546	860,574
		210,200,676
United States (0.1%)
Alacer Gold Corp. (CDI)*	6,830	57,731
Boart Longyear Ltd.	30,700	132,290
News Corp. (CDI), Class B	32,151	634,434
ResMed, Inc. (CDI)*	44,697	138,898
Sims Metal Management Ltd.	10,750	163,579
		1,126,932
Total Common Stocks (85.8%)
(Cost $1,168,410,997)		1,071,773,706
Total Investments (85.8%)
(Cost $1,168,410,997)		1,071,773,706
Other Assets Less Liabilities (14.2%)		177,107,889

Net Assets (100%)		$1,248,881,595

*	Non-income producing.

†	Securities (totaling $41,769 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $122,029 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8.7%
Consumer Staples	12.0
Energy	7 .7
Financials	17.7
Health Care	6 .4
Industrials	11.5
Information Technology	4 .5
Materials	10.3
Telecommunication Services	4 .2
Utilities	2 .8
Cash and Other	14.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,495,964	$—	$—	$4,457,878	$—	$—

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,068	June-12	$67,944,004	$66,442,425	$(1,501,579)
FTSE 100 Index	456	June-12	42,897,176	41,789,368	(1,107,808)
SPI 200 Index	151	June-12	16,482,890	16,990,399	507,509
TOPIX Index	417	June-12	41,704,477	43,176,151	1,471,674

					$(630,204)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	12,204	$16,282,479	$15,936,035	$346,444

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$108,835,669	$—	$108,835,669
Consumer Staples	—	149,430,316	227,652	149,657,968
Energy	5,881,755	89,904,340	—	95,786,095
Financials	13,651,880	207,397,961	—	221,049,841
Health Care	—	80,498,236	—	80,498,236
Industrials	—	143,066,380	41,769	143,108,149
Information Technology	6,788,400	50,001,077	—	56,789,477
Materials	2,639,584	126,401,643	—	129,041,227
Telecommunication Services	—	52,119,475	—	52,119,475
Utilities	—	34,887,569	—	34,887,569
Forward Currency Contracts	—	346,444	—	346,444
Futures	1,979,183	—	—	1,979,183

Total Assets	$30,940,802	$1,042,889,110	$269,421	$1,074,099,333

Liabilities:
Futures	$(2,609,387)	$—	$—	$(2,609,387)

Total Liabilities	$(2,609,387)	$—	$—	$(2,609,387)

Total	$28,331,415	$1,042,889,110	$269,421	$1,071,489,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Staples	Investments in Common Stocks- Financials††	Investments in Common Stocks- Industrials
Balance as of 12/31/11	$—	$—	$63,376
Total gains or losses (realized/unrealized) included in earnings	16,460	—	(39,677)
Purchases	—	—	—
Sales	—	—	(15,294)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	211,192	—	33,364
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$227,652	$—	$41,769

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$16,460	$—	$8,405
††	Security held with $0 market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Consumer Staples	$227,652	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
Common Stocks-Financials	—	Deemed Worthless	Discount for Lack of Marketability(b)	Not Applicable
Common Stocks-Industrials	41,769	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$269,421

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,919,800
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,092,397
As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$68,531,157
Aggregate gross unrealized depreciation	(166,544,306)

Net unrealized depreciation	$(98,013,149)

Federal income tax cost of investments	$1,169,786,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (1.5%)
Lear Corp.	48,300	$2,245,467
TRW Automotive Holdings Corp.*	70,000	3,251,500

		5,496,967

Automobiles (0.7%)
General Motors Co.*	107,900	2,767,635

Internet & Catalog Retail (0.1%)
Expedia, Inc.	13,900	464,816

Media (8.3%)
CBS Corp., Class B	201,700	6,839,647
Comcast Corp., Class A	323,100	9,696,231
DISH Network Corp., Class A	137,600	4,531,168
News Corp., Class A	322,100	6,342,149
Time Warner, Inc.	109,900	4,148,725

		31,557,920

Multiline Retail (0.3%)
Macy’s, Inc.	25,000	993,250

Specialty Retail (1.8%)
AutoZone, Inc.*	9,800	3,643,640
Best Buy Co., Inc.	35,500	840,640
Home Depot, Inc.	50,200	2,525,562

		7,009,842

Total Consumer Discretionary		48,290,430

Consumer Staples (4.1%)
Beverages (1.2%)
Constellation Brands, Inc., Class A*	184,600	4,354,714

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	164,731	7,379,949

Food Products (1.0%)
Kraft Foods, Inc., Class A	100,300	3,812,403

Total Consumer Staples		15,547,066

Energy (12.5%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	27,600	1,157,544
Halliburton Co.	36,200	1,201,478
Schlumberger Ltd.	9,200	643,356

		3,002,378

Oil, Gas & Consumable Fuels (11.7%)
Apache Corp.	68,955	6,925,840
Chevron Corp.	80,800	8,664,992
ConocoPhillips	136,700	10,390,567
Devon Energy Corp.	20,100	1,429,512
EQT Corp.	38,900	1,875,369
Occidental Petroleum Corp.	59,035	5,621,903
Peabody Energy Corp.	69,900	2,024,304
Southwestern Energy Co.*	25,500	780,300
Williams Cos., Inc.	228,400	7,037,004

		44,749,791

Total Energy		47,752,169

Financials (28.0%)
Capital Markets (5.9%)
Goldman Sachs Group, Inc.	55,775	6,936,737
Invesco Ltd.	87,500	2,333,625
Morgan Stanley	178,970	3,514,971
State Street Corp.	209,570	9,535,435

		22,320,768

Commercial Banks (5.5%)
Huntington Bancshares, Inc./Ohio	222,200	1,433,190
North American Financial Holdings, Inc., Class A(b)*§†	110,140	1,652,100
Wells Fargo & Co.	527,935	18,023,701

		21,108,991

Consumer Finance (1.6%)
Capital One Financial Corp.	107,430	5,988,148

Diversified Financial Services (6.9%)
Bank of America Corp.	336,032	3,215,826
Citigroup, Inc.	470,422	17,193,924
CME Group, Inc.	12,100	3,500,893
IntercontinentalExchange, Inc.*	18,300	2,514,786

		26,425,429

Insurance (8.1%)
Aflac, Inc.	85,303	3,923,085
Allstate Corp.	84,000	2,765,280
Everest Reinsurance Group Ltd.	29,800	2,757,096
MetLife, Inc.	343,600	12,833,460
PartnerReinsurance Ltd.	15,400	1,045,506
Prudential Financial, Inc.	117,838	7,469,751

		30,794,178

Total Financials		106,637,514

Health Care (14.8%)
Biotechnology (1.8%)
Biogen Idec, Inc.*	6,100	768,417
Celgene Corp.*	76,660	5,942,683

		6,711,100

Health Care Equipment & Supplies (0.5%)
Covidien plc	37,100	2,028,628

Health Care Providers & Services (7.2%)
Cigna Corp.	96,400	4,747,700
Humana, Inc.	64,800	5,992,704
McKesson Corp.	51,280	4,500,845
UnitedHealth Group, Inc.	205,800	12,129,852

		27,371,101

Pharmaceuticals (5.3%)
Merck & Co., Inc.	275,980	10,597,632
Mylan, Inc.*	245,400	5,754,630
Pfizer, Inc.	171,195	3,879,279

		20,231,541

Total Health Care		56,342,370

Industrials (10.4%)
Aerospace & Defense (0.6%)
United Technologies Corp.	27,057	2,244,108

Building Products (0.1%)
Masco Corp.	33,200	443,884

Construction & Engineering (0.9%)
Fluor Corp.	54,900	3,296,196

Electrical Equipment (0.4%)
Emerson Electric Co.	26,300	1,372,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (2.3%)
General Electric Co.	184,180	$3,696,492
Tyco International Ltd.	92,510	5,197,212

		8,893,704

Machinery (3.7%)
Deere & Co.	11,600	938,440
Joy Global, Inc.	39,970	2,937,795
Navistar International Corp.*	71,100	2,875,995
PACCAR, Inc.	111,100	5,202,813
Parker Hannifin Corp.	26,320	2,225,356

		14,180,399

Road & Rail (2.4%)
Hertz Global Holdings, Inc.*	128,200	1,928,128
Norfolk Southern Corp.	44,795	2,948,855
Union Pacific Corp.	39,380	4,232,562

		9,109,545

Total Industrials		39,540,170

Information Technology (12.0%)
Communications Equipment (4.8%)
Cisco Systems, Inc.	739,185	15,633,763
QUALCOMM, Inc.	40,700	2,768,414

		18,402,177

Computers & Peripherals (2.3%)
Apple, Inc.*	12,060	7,229,608
SanDisk Corp.*	31,100	1,542,249

		8,771,857

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	36,200	1,519,314
Avnet, Inc.*	77,900	2,834,781
TE Connectivity Ltd.	57,500	2,113,125

		6,467,220

IT Services (0.5%)
Fidelity National Information Services, Inc.	57,800	1,914,336

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	75,300	2,998,446
Lam Research Corp.*	68,500	3,056,470
Texas Instruments, Inc.	23,000	773,030
Xilinx, Inc.	18,700	681,241

		7,509,187

Software (0.7%)
Oracle Corp.	91,800	2,676,888

Total Information Technology		45,741,665

Materials (1.4%)
Chemicals (1.0%)
E.I. du Pont de Nemours & Co.	69,000	3,650,100

Containers & Packaging (0.4%)
Crown Holdings, Inc.*	41,800	1,539,494

Total Materials		5,189,594

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.2%)
Verizon Communications, Inc.	117,550	4,493,937

Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.*	200,200	570,570

Total Telecommunication Services		5,064,507

Utilities (2.0%)
Electric Utilities (0.9%)
NextEra Energy, Inc.	34,800	2,125,584
PPL Corp.	38,500	1,088,010

		3,213,594

Gas Utilities (0.5%)
AGL Resources, Inc.	48,400	1,898,248

Multi-Utilities (0.6%)
PG&E Corp.	55,500	2,409,255

Total Utilities		7,521,097

Total Common Stocks (99.2%) (Cost $318,771,111)		377,626,582

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (0.3%)
Federal Farm Credit Bank
0.01%, 4/2/12 (o)(p)	$1,219,000	1,218,999

Total Short-Term Investments (0.3%) (Cost $1,219,000)		1,218,999

Total Investments (99.5%) (Cost $319,990,111)		378,845,581
Other Assets Less Liabilities (0.5%)		1,915,300

Net Assets (100%)		$380,760,881

*	Non-income producing.

†	Securities (totaling $1,652,100 or 0.4% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $1,652,100 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2012.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,290,430	$—	$—	$48,290,430
Consumer Staples	15,547,066	—	—	15,547,066
Energy	47,752,169	—	—	47,752,169
Financials	104,985,414	—	1,652,100	106,637,514
Health Care	56,342,370	—	—	56,342,370
Industrials	39,540,170	—	—	39,540,170
Information Technology	45,741,665	—	—	45,741,665
Materials	5,189,594	—	—	5,189,594
Telecommunication Services	5,064,507	—	—	5,064,507
Utilities	7,521,097	—	—	7,521,097
Short-Term Investments	—	1,218,999	—	1,218,999

Total Assets	$375,974,482	$1,218,999	$1,652,100	$378,845,581

Total Liabilities	$—	$—	$—	$—

Total	$375,974,482	$1,218,999	$1,652,100	$378,845,581

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Financials
Balance as of 12/31/11	$1,927,450
Total gains or losses (realized/unrealized) included in earnings	(275,350)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/12	$1,652,100

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$(275,350)

Following is the quantitative information about fair value measurements as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks- Financials	$1,652,100	Trading Activity	Private Transactions	Not Applicable
	$1,652,100

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$137,391,882
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$154,012,964

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,290,067
Aggregate gross unrealized depreciation	(5,406,363)

Net unrealized appreciation	$53,883,704

Federal income tax cost of investments	$324,961,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (1.2%)
BorgWarner, Inc.*	2,631	$221,898
Goodyear Tire & Rubber Co.*	5,727	64,257
Johnson Controls, Inc.	222,702	7,233,361

		7,519,516

Automobiles (0.2%)
Ford Motor Co.	91,387	1,141,424
Harley-Davidson, Inc.	5,492	269,547

		1,410,971

Distributors (0.0%)
Genuine Parts Co.	3,714	233,054

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	2,703	104,444
DeVry, Inc.	1,460	49,450
H&R Block, Inc.	7,012	115,488

		269,382

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	10,833	347,523
Chipotle Mexican Grill, Inc.*	749	313,082
Darden Restaurants, Inc.	3,086	157,880
International Game Technology	7,071	118,722
Marriott International, Inc., Class A	6,418	242,921
McDonald’s Corp.	24,495	2,402,959
Starbucks Corp.	18,098	1,011,497
Starwood Hotels & Resorts Worldwide, Inc.	4,740	267,383
Wyndham Worldwide Corp.	3,507	163,111
Wynn Resorts Ltd.	1,893	236,398
Yum! Brands, Inc.	11,055	786,895

		6,048,371

Household Durables (0.1%)
D.R. Horton, Inc.	6,616	100,365
Harman International Industries, Inc.	1,728	80,888
Leggett & Platt, Inc.	3,328	76,577
Lennar Corp., Class A	3,806	103,447
Newell Rubbermaid, Inc.	6,883	122,586
PulteGroup, Inc.*	8,100	71,685
Whirlpool Corp.	1,868	143,574

		699,122

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	8,746	1,771,153
Expedia, Inc.	2,294	76,711
Netflix, Inc.*	1,330	153,003
priceline.com, Inc.*	1,197	858,848
TripAdvisor, Inc.*	2,294	81,827

		2,941,542

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,779	102,045
Mattel, Inc.	8,106	272,848

		374,893

Media (4.2%)
Cablevision Systems Corp. - New York Group, Class A	5,417	79,521
CBS Corp., Class B	15,666	531,234
Comcast Corp., Class A	64,789	1,944,318
DIRECTV, Class A*	16,249	801,726
Discovery Communications, Inc., Class A*	6,211	314,277
Gannett Co., Inc.	5,663	86,814
Interpublic Group of Cos., Inc.	10,719	122,304
McGraw-Hill Cos., Inc.	6,680	323,780
News Corp., Class A	51,717	1,018,308
Omnicom Group, Inc.	6,555	332,011
Scripps Networks Interactive, Inc., Class A	2,316	112,766
Time Warner Cable, Inc.	7,547	615,080
Time Warner, Inc.	284,398	10,736,024
Viacom, Inc., Class B	135,556	6,433,488
Walt Disney Co.	43,007	1,882,846
Washington Post Co., Class B	115	42,960

		25,377,457

Multiline Retail (0.4%)
Big Lots, Inc.*	1,599	68,789
Dollar Tree, Inc.*	2,853	269,580
Family Dollar Stores, Inc.	2,810	177,817
J.C. Penney Co., Inc.	3,446	122,092
Kohl’s Corp.	6,067	303,532
Macy’s, Inc.	9,952	395,393
Nordstrom, Inc.	3,865	215,358
Sears Holdings Corp.*	894	59,227
Target Corp.	16,167	942,051

		2,553,839

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	2,071	102,742
AutoNation, Inc.*	1,139	39,079
AutoZone, Inc.*	655	243,529
Bed Bath & Beyond, Inc.*	5,689	374,166
Best Buy Co., Inc.	6,818	161,450
CarMax, Inc.*	5,401	187,145
GameStop Corp., Class A	3,300	72,072
Gap, Inc.	7,978	208,545
Home Depot, Inc.	37,035	1,863,231
Limited Brands, Inc.	5,855	281,040
Lowe’s Cos., Inc.	29,818	935,689
O’Reilly Automotive, Inc.*	3,072	280,627
Ross Stores, Inc.	5,508	320,015
Staples, Inc.	16,810	271,986
Tiffany & Co.	3,081	212,989
TJX Cos., Inc.	18,072	717,639
Urban Outfitters, Inc.*	2,658	77,374

		6,349,318

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	6,914	534,314
NIKE, Inc., Class B	8,821	956,549
Ralph Lauren Corp.	1,548	269,863
VF Corp.	2,090	305,098

		2,065,824

Total Consumer Discretionary		55,843,289

Consumer Staples (8.3%)
Beverages (1.6%)
Beam, Inc.	3,782	221,512
Brown-Forman Corp., Class B	2,387	199,052
Coca-Cola Co.	80,671	5,970,461
Coca-Cola Enterprises, Inc.	7,216	206,377
Constellation Brands, Inc., Class A*	4,168	98,323
Dr. Pepper Snapple Group, Inc.	5,125	206,076
Molson Coors Brewing Co., Class B	3,771	170,638
PepsiCo, Inc.	37,735	2,503,717

		9,576,156

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	10,448	948,678
CVS Caremark Corp.	31,287	1,401,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	13,810	$334,616
Safeway, Inc.	6,329	127,909
SUPERVALU, Inc.	5,107	29,161
Sysco Corp.	14,056	419,712
Walgreen Co.	20,988	702,888
Wal-Mart Stores, Inc.	41,962	2,568,075
Whole Foods Market, Inc.	3,897	324,230

		6,856,927

Food Products (1.5%)
Archer-Daniels-Midland Co.	133,297	4,220,183
Campbell Soup Co.	4,313	145,995
ConAgra Foods, Inc.	9,904	260,079
Dean Foods Co.*	4,327	52,400
General Mills, Inc.	15,468	610,213
H.J. Heinz Co.	7,652	409,765
Hershey Co.	3,665	224,774
Hormel Foods Corp.	3,262	96,294
J.M. Smucker Co.	2,755	224,147
Kellogg Co.	5,939	318,509
Kraft Foods, Inc., Class A	42,480	1,614,665
McCormick & Co., Inc. (Non-Voting)	3,239	176,299
Mead Johnson Nutrition Co.	4,863	401,100
Sara Lee Corp.	14,310	308,094
Tyson Foods, Inc., Class A	6,974	133,552

		9,196,069

Household Products (3.0%)
Clorox Co.	3,140	215,875
Colgate-Palmolive Co.	11,523	1,126,719
Kimberly-Clark Corp.	9,439	697,448
Procter & Gamble Co.	246,677	16,579,161

		18,619,203

Personal Products (0.1%)
Avon Products, Inc.	10,222	197,898
Estee Lauder Cos., Inc., Class A	5,380	333,237

		531,135

Tobacco (1.0%)
Altria Group, Inc.	49,229	1,519,699
Lorillard, Inc.	3,172	410,711
Philip Morris International, Inc.	41,372	3,665,973
Reynolds American, Inc.	8,048	333,509

		5,929,892

Total Consumer Staples		50,709,382

Energy (9.9%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	10,503	440,496
Cameron International Corp.*	5,947	314,180
Diamond Offshore Drilling, Inc.	1,667	111,272
FMC Technologies, Inc.*	5,729	288,856
Halliburton Co.	22,184	736,287
Helmerich & Payne, Inc.	2,570	138,652
Nabors Industries Ltd.*	6,864	120,051
National Oilwell Varco, Inc.	10,170	808,210
Noble Corp.*	6,039	226,281
Rowan Cos., Inc.*	2,969	97,769
Schlumberger Ltd.	32,047	2,241,047

		5,523,101

Oil, Gas & Consumable Fuels (9.0%)
Alpha Natural Resources, Inc.*	5,348	81,343
Anadarko Petroleum Corp.	11,986	938,983
Apache Corp.	9,247	928,769
Cabot Oil & Gas Corp.	5,006	156,037
Chesapeake Energy Corp.	15,929	369,075
Chevron Corp.	47,501	5,094,007
ConocoPhillips	126,797	9,637,840
Consol Energy, Inc.	5,422	184,890
Denbury Resources, Inc.*	9,510	173,367
Devon Energy Corp.	9,740	692,709
El Paso Corp.	18,497	546,586
EOG Resources, Inc.	6,456	717,262
EQT Corp.	3,575	172,351
Exxon Mobil Corp.	213,596	18,525,181
Hess Corp.	7,267	428,390
Marathon Oil Corp.	16,846	534,018
Marathon Petroleum Corp.	66,731	2,893,456
Murphy Oil Corp.	4,679	263,287
Newfield Exploration Co.*	3,172	110,005
Noble Energy, Inc.	4,249	415,467
Occidental Petroleum Corp.	72,991	6,950,933
Peabody Energy Corp.	6,598	191,078
Pioneer Natural Resources Co.	2,980	332,538
QEP Resources, Inc.	4,334	132,187
Range Resources Corp.	3,828	222,560
Southwestern Energy Co.*	93,528	2,861,957
Spectra Energy Corp.	15,614	492,622
Sunoco, Inc.	2,556	97,512
Tesoro Corp.*	3,375	90,585
Valero Energy Corp.	13,399	345,292
Williams Cos., Inc.	14,150	435,962
WPX Energy, Inc.*	4,716	84,935

		55,101,184

Total Energy		60,624,285

Financials (13.2%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	5,332	304,617
Bank of New York Mellon Corp.	29,029	700,470
BlackRock, Inc.	2,407	493,194
Charles Schwab Corp.	25,979	373,318
E*TRADE Financial Corp.*	5,968	65,350
Federated Investors, Inc., Class B	2,217	49,683
Franklin Resources, Inc.	3,424	424,679
Goldman Sachs Group, Inc.	11,890	1,478,759
Invesco Ltd.	10,720	285,902
Legg Mason, Inc.	2,978	83,176
Morgan Stanley	36,594	718,706
Northern Trust Corp.	5,842	277,203
State Street Corp.	11,777	535,854
T. Rowe Price Group, Inc.	6,071	396,436

		6,187,347

Commercial Banks (3.1%)
BB&T Corp.	165,712	5,201,700
Comerica, Inc.	4,727	152,966
Fifth Third Bancorp	22,234	312,388
First Horizon National Corp.	6,238	64,750
Huntington Bancshares, Inc./Ohio	20,343	131,212
KeyCorp	23,126	196,571
M&T Bank Corp.	3,045	264,549
PNC Financial Services Group, Inc.	12,676	817,475
Regions Financial Corp.	30,588	201,575
SunTrust Banks, Inc.	12,725	307,563
U.S. Bancorp	45,907	1,454,334
Wells Fargo & Co.	279,933	9,556,913
Zions Bancorp	4,332	92,965

		18,754,961

Consumer Finance (1.5%)
American Express Co.	24,380	1,410,627
Capital One Financial Corp.	131,618	7,336,387
Discover Financial Services	12,735	424,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	12,135	$191,248

		9,362,847

Diversified Financial Services (4.0%)
Bank of America Corp.	257,890	2,468,007
Citigroup, Inc.	203,661	7,443,810
CME Group, Inc.	1,594	461,192
IntercontinentalExchange, Inc.*	1,748	240,210
JPMorgan Chase & Co.	279,815	12,865,894
Leucadia National Corp.	4,676	122,044
Moody’s Corp.	4,677	196,902
NASDAQ OMX Group, Inc.*	3,085	79,901
NYSE Euronext	6,244	187,382

		24,065,342

Insurance (2.6%)
ACE Ltd.	8,126	594,823
Aflac, Inc.	11,232	516,560
Allstate Corp.	11,973	394,151
American International Group, Inc.*	12,935	398,786
Aon Corp.*	7,842	384,728
Assurant, Inc.	2,102	85,131
Berkshire Hathaway, Inc., Class B*	42,242	3,427,938
Chubb Corp.	6,514	450,183
Cincinnati Financial Corp.	3,836	132,380
Genworth Financial, Inc., Class A*	11,574	96,296
Hartford Financial Services Group, Inc.	10,609	223,638
Lincoln National Corp.	7,000	184,520
Loews Corp.	7,310	291,450
Marsh & McLennan Cos., Inc.	13,050	427,909
MetLife, Inc.	154,537	5,771,957
Principal Financial Group, Inc.	7,305	215,571
Progressive Corp.	14,763	342,206
Prudential Financial, Inc.	11,299	716,244
Torchmark Corp.	2,464	122,830
Travelers Cos., Inc.	9,444	559,085
Unum Group	6,999	171,335
XL Group plc	7,585	164,519

		15,672,240

Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	9,490	598,060
Apartment Investment & Management Co. (REIT), Class A	2,886	76,219
AvalonBay Communities, Inc. (REIT)	2,279	322,137
Boston Properties, Inc. (REIT)	3,554	373,135
Equity Residential (REIT)	7,210	451,490
HCP, Inc. (REIT)	9,842	388,365
Health Care REIT, Inc. (REIT)	5,048	277,438
Host Hotels & Resorts, Inc. (REIT)	17,076	280,388
Kimco Realty Corp. (REIT)	9,723	187,265
Plum Creek Timber Co., Inc. (REIT)	3,873	160,962
ProLogis, Inc. (REIT)	10,960	394,779
Public Storage (REIT)	3,410	471,160
Simon Property Group, Inc. (REIT)	7,357	1,071,768
Ventas, Inc. (REIT)	6,944	396,502
Vornado Realty Trust (REIT)	4,441	373,932
Weyerhaeuser Co. (REIT)	12,832	281,277

		6,104,877

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	7,890	157,484

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	12,541	91,675
People’s United Financial, Inc.	8,633	114,301

		205,976

Total Financials		80,511,074

Health Care (9.7%)
Biotechnology (0.6%)
Amgen, Inc.	18,995	1,291,470
Biogen Idec, Inc.*	5,736	722,564
Celgene Corp.*	10,543	817,294
Gilead Sciences, Inc.*	18,191	888,630

		3,719,958

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	13,464	804,878
Becton, Dickinson and Co.	5,048	391,977
Boston Scientific Corp.*	34,872	208,535
C.R. Bard, Inc.	2,020	199,414
CareFusion Corp.*	5,370	139,244
Covidien plc	84,337	4,611,547
DENTSPLY International, Inc.	3,366	135,078
Edwards Lifesciences Corp.*	2,750	200,008
Intuitive Surgical, Inc.*	948	513,579
Medtronic, Inc.	25,002	979,828
St. Jude Medical, Inc.	7,755	343,624
Stryker Corp.	7,823	434,020
Varian Medical Systems, Inc.*	2,695	185,847
Zimmer Holdings, Inc.	4,289	275,697

		9,423,276

Health Care Providers & Services (1.1%)
Aetna, Inc.	8,419	422,297
AmerisourceBergen Corp.	6,184	245,381
Cardinal Health, Inc.	8,288	357,296
Cigna Corp.	6,841	336,919
Coventry Health Care, Inc.	3,454	122,859
DaVita, Inc.*	2,272	204,866
Express Scripts, Inc.*	11,639	630,601
Humana, Inc.	3,914	361,967
Laboratory Corp. of America Holdings*	2,335	213,746
McKesson Corp.	5,932	520,652
Medco Health Solutions, Inc.*	9,356	657,727
Patterson Cos., Inc.	2,104	70,274
Quest Diagnostics, Inc.	3,837	234,633
Tenet Healthcare Corp.*	10,398	55,213
UnitedHealth Group, Inc.	25,108	1,479,865
WellPoint, Inc.	8,043	593,573

		6,507,869

Health Care Technology (0.1%)
Cerner Corp.*	3,516	267,778

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	8,372	372,638
Life Technologies Corp.*	4,266	208,266
PerkinElmer, Inc.	2,679	74,101
Thermo Fisher Scientific, Inc.	8,790	495,580
Waters Corp.*	2,169	200,980

		1,351,565

Pharmaceuticals (6.2%)
Abbott Laboratories	37,776	2,315,291
Allergan, Inc.	7,297	696,353
Bristol-Myers Squibb Co.	40,601	1,370,284
Eli Lilly and Co.	24,530	987,823
Forest Laboratories, Inc.*	6,395	221,843
Hospira, Inc.*	3,888	145,372
Johnson & Johnson	65,953	4,350,260
Merck & Co., Inc.	165,406	6,351,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Mylan, Inc.*	10,200	$239,190
Perrigo Co.	2,234	230,795
Pfizer, Inc.	751,023	17,018,181
Sanofi S.A. (ADR)	99,900	3,871,125
Watson Pharmaceuticals, Inc.*	3,056	204,935

		38,003,042

Total Health Care		59,273,488

Industrials (7.8%)
Aerospace & Defense (2.6%)
Boeing Co.	17,915	1,332,338
General Dynamics Corp.	8,594	630,628
Goodrich Corp.	3,027	379,707
Honeywell International, Inc.	155,638	9,501,700
L-3 Communications Holdings, Inc.	2,391	169,211
Lockheed Martin Corp.	6,408	575,823
Northrop Grumman Corp.	6,070	370,756
Precision Castparts Corp.	3,487	602,902
Raytheon Co.	8,166	431,001
Rockwell Collins, Inc.	3,623	208,540
Textron, Inc.	6,671	185,654
United Technologies Corp.	21,866	1,813,566

		16,201,826

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,918	256,590
Expeditors International of Washington, Inc.	5,072	235,899
FedEx Corp.	7,556	694,850
United Parcel Service, Inc., Class B	23,035	1,859,385

		3,046,724

Airlines (0.0%)
Southwest Airlines Co.	18,637	153,569

Building Products (0.0%)
Masco Corp.	8,452	113,003

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,525	76,078
Cintas Corp.	2,693	105,350
Iron Mountain, Inc.	4,111	118,397
Pitney Bowes, Inc.	4,815	84,648
R.R. Donnelley & Sons Co.	4,445	55,074
Republic Services, Inc.	7,567	231,247
Stericycle, Inc.*	2,050	171,462
Waste Management, Inc.	11,020	385,259

		1,227,515

Construction & Engineering (0.1%)
Fluor Corp.	4,062	243,883
Jacobs Engineering Group, Inc.*	3,068	136,127
Quanta Services, Inc.*	5,092	106,423

		486,433

Electrical Equipment (0.3%)
Cooper Industries plc	3,785	242,051
Emerson Electric Co.	17,613	919,046
Rockwell Automation, Inc.	3,444	274,487
Roper Industries, Inc.	2,302	228,266

		1,663,850

Industrial Conglomerates (2.2%)
3M Co.	16,688	1,488,737
Danaher Corp.	13,742	769,552
General Electric Co.	514,476	10,325,533
Tyco International Ltd.	11,106	623,935

		13,207,757

Machinery (1.3%)
Caterpillar, Inc.	15,557	1,657,132
Cummins, Inc.	17,536	2,105,021
Deere & Co.	9,655	781,089
Dover Corp.	4,407	277,376
Eaton Corp.	8,000	398,640
Flowserve Corp.	1,317	152,127
Illinois Tool Works, Inc.	11,655	665,734
Ingersoll-Rand plc	7,145	295,446
Joy Global, Inc.	2,556	187,866
PACCAR, Inc.	8,575	401,567
Pall Corp.	2,757	164,400
Parker Hannifin Corp.	3,617	305,817
Snap-on, Inc.	1,377	83,956
Stanley Black & Decker, Inc.	4,084	314,305
Xylem, Inc.	4,387	121,739

		7,912,215

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,175	99,558
Equifax, Inc.	2,900	128,354
Robert Half International, Inc.	3,457	104,747

		332,659

Road & Rail (0.4%)
CSX Corp.	25,383	546,242
Norfolk Southern Corp.	7,932	522,163
Ryder System, Inc.	1,220	64,416
Union Pacific Corp.	11,564	1,242,899

		2,375,720

Trading Companies & Distributors (0.1%)
Fastenal Co.	7,054	381,622
W.W. Grainger, Inc.	1,467	315,126

		696,748

Total Industrials		47,418,019

Information Technology (15.6%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	568,297	12,019,481
F5 Networks, Inc.*	1,903	256,829
Harris Corp.	2,772	124,962
JDS Uniphase Corp.*	5,461	79,130
Juniper Networks, Inc.*	12,643	289,272
Motorola Mobility Holdings, Inc.*	6,379	250,312
Motorola Solutions, Inc.	7,065	359,114
QUALCOMM, Inc.	40,637	2,764,129

		16,143,229

Computers & Peripherals (2.9%)
Apple, Inc.*	22,402	13,429,327
Dell, Inc.*	36,556	606,830
EMC Corp.*	49,322	1,473,741
Hewlett-Packard Co.	47,566	1,133,498
Lexmark International, Inc., Class A	1,719	57,139
NetApp, Inc.*	8,716	390,215
SanDisk Corp.*	5,785	286,878
Western Digital Corp.*	5,674	234,847

		17,612,475

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,968	237,167
Corning, Inc.	36,566	514,849
FLIR Systems, Inc.	3,769	95,393
Jabil Circuit, Inc.	4,521	113,568
Molex, Inc.	3,374	94,877
TE Connectivity Ltd.	10,301	378,562

		1,434,416

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	4,295	157,626
eBay, Inc.*	27,514	1,014,991
Google, Inc., Class A*	6,094	3,907,717
VeriSign, Inc.	3,808	145,999
Yahoo!, Inc.*	29,163	443,861

		5,670,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (2.0%)
Accenture plc, Class A	15,547	$1,002,781
Automatic Data Processing, Inc.	11,783	650,304
Cognizant Technology Solutions Corp., Class A*	7,291	561,042
Computer Sciences Corp.	3,711	111,107
Fidelity National Information Services, Inc.	5,635	186,631
Fiserv, Inc.*	3,330	231,069
International Business Machines Corp.	27,839	5,808,607
Mastercard, Inc., Class A	2,553	1,073,639
Paychex, Inc.	7,712	238,995
SAIC, Inc.*	6,529	86,183
Teradata Corp.*	4,020	273,963
Total System Services, Inc.	3,908	90,158
Visa, Inc., Class A	11,952	1,410,336
Western Union Co.	14,916	262,522

		11,987,337

Office Electronics (0.1%)
Xerox Corp.	32,001	258,568

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	13,987	112,176
Altera Corp.	7,739	308,167
Analog Devices, Inc.	7,100	286,840
Applied Materials, Inc.	358,272	4,456,903
Broadcom Corp., Class A*	11,799	463,701
First Solar, Inc.*	1,382	34,619
Intel Corp.	120,040	3,374,324
KLA-Tencor Corp.	4,047	220,238
Linear Technology Corp.	5,461	184,036
LSI Corp.*	13,430	116,572
Microchip Technology, Inc.	4,544	169,037
Micron Technology, Inc.*	23,697	191,946
Novellus Systems, Inc.*	1,700	84,847
NVIDIA Corp.*	14,809	227,910
Teradyne, Inc.*	4,491	75,853
Texas Instruments, Inc.	253,549	8,521,782
Xilinx, Inc.	6,335	230,784

		19,059,735

Software (3.8%)
Adobe Systems, Inc.*	11,794	404,652
Autodesk, Inc.*	5,396	228,359
BMC Software, Inc.*	3,946	158,471
CA, Inc.	8,858	244,126
Citrix Systems, Inc.*	4,472	352,886
Electronic Arts, Inc.*	7,899	130,176
Intuit, Inc.	7,116	427,885
Microsoft Corp.	542,473	17,494,754
Oracle Corp.	94,205	2,747,018
Red Hat, Inc.*	4,679	280,225
Salesforce.com, Inc.*	3,260	503,703
Symantec Corp.*	17,647	329,999

		23,302,254

Total Information Technology		95,468,208

Materials (2.4%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	5,038	462,488
Airgas, Inc.	1,665	148,135
CF Industries Holdings, Inc.	1,564	285,665
Dow Chemical Co.	28,474	986,339
E.I. du Pont de Nemours & Co.	22,395	1,184,695
Eastman Chemical Co.	3,304	170,784
Ecolab, Inc.	6,998	431,917
FMC Corp.	1,686	178,480
International Flavors & Fragrances, Inc.	1,927	112,922
Monsanto Co.	66,836	5,330,839
Mosaic Co.	7,183	397,148
PPG Industries, Inc.	3,652	349,862
Praxair, Inc.	7,172	822,198
Sherwin-Williams Co.	2,062	224,078
Sigma-Aldrich Corp.	2,907	212,385

		11,297,935

Construction Materials (0.0%)
Vulcan Materials Co.	3,073	131,309

Containers & Packaging (0.1%)
Ball Corp.	3,751	160,843
Bemis Co., Inc.	2,453	79,207
Owens-Illinois, Inc.*	3,864	90,186
Sealed Air Corp.	4,602	88,865

		419,101

Metals & Mining (0.4%)
Alcoa, Inc.	25,415	254,658
Allegheny Technologies, Inc.	2,516	103,584
Cliffs Natural Resources, Inc.	3,424	237,146
Freeport-McMoRan Copper & Gold, Inc.	22,705	863,698
Newmont Mining Corp.	11,853	607,704
Nucor Corp.	7,654	328,739
Titanium Metals Corp.	1,904	25,818
United States Steel Corp.	3,386	99,447

		2,520,794

Paper & Forest Products (0.1%)
International Paper Co.	10,442	366,514
MeadWestvaco Corp.	4,106	129,709

		496,223

Total Materials		14,865,362

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	142,444	4,448,526
CenturyLink, Inc.	14,921	576,697
Frontier Communications Corp.	23,660	98,662
Verizon Communications, Inc.	68,124	2,604,381
Windstream Corp.	14,202	166,305

		7,894,571

Wireless Telecommunication Services (1.4%)
Crown Castle International Corp.*	6,028	321,533
MetroPCS Communications, Inc.*	6,849	61,778
Sprint Nextel Corp.*	72,727	207,272
Vodafone Group plc (ADR)	287,368	7,951,473

		8,542,056

Total Telecommunication Services		16,436,627

Utilities (1.7%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	11,585	446,949
Duke Energy Corp.	31,977	671,837
Edison International	7,782	330,813
Entergy Corp.	4,255	285,936
Exelon Corp.	20,465	802,449
FirstEnergy Corp.	10,057	458,499
NextEra Energy, Inc.	10,000	610,800
Northeast Utilities	4,229	156,980
Pepco Holdings, Inc.	5,589	105,576
Pinnacle West Capital Corp.	2,575	123,343
PPL Corp.	13,962	394,566
Progress Energy, Inc.	7,101	377,134
Southern Co.	20,816	935,263

		5,700,145

Gas Utilities (0.1%)
AGL Resources, Inc.	2,762	108,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ONEOK, Inc.	2,481	$202,598

		310,924

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	15,527	202,938
NRG Energy, Inc.*	5,505	86,263

		289,201

Multi-Utilities (0.7%)
Ameren Corp.	5,763	187,759
CenterPoint Energy, Inc.	10,191	200,967
CMS Energy Corp.	6,265	137,830
Consolidated Edison, Inc.	7,046	411,627
Dominion Resources, Inc.	13,741	703,677
DTE Energy Co.	4,105	225,898
Integrys Energy Group, Inc.	1,872	99,197
NiSource, Inc.	6,731	163,900
PG&E Corp.	9,896	429,585
Public Service Enterprise Group, Inc.	12,195	373,289
SCANA Corp.	2,744	125,154
Sempra Energy	5,806	348,128
TECO Energy, Inc.	5,200	91,260
Wisconsin Energy Corp.	5,536	194,756
Xcel Energy, Inc.	11,719	310,202

		4,003,229

Total Utilities		10,303,499

Total Common Stocks (80.4%) (Cost $341,898,233)		491,453,233

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares Morningstar Large Core Index Fund	86,747	6,952,772
iShares Morningstar Large Growth Index Fund	83,498	6,441,036
iShares Morningstar Large Value Index Fund	11,663	737,451
iShares NYSE 100 Index Fund	5,536	363,383
iShares Russell 1000 Growth Index Fund	102,797	6,792,826
iShares Russell 1000 Index Fund	74,502	5,808,176
iShares Russell 1000 Value Index Fund	18,525	1,298,047
iShares S&P 100 Index Fund	83,815	5,367,512
iShares S&P 500 Growth Index Fund	81,648	6,153,810
iShares S&P 500 Index Fund	127,255	17,969,678
iShares S&P 500 Value Index Fund	21,746	1,411,968
Vanguard Large-Cap ETF	13,200	850,476
Vanguard Value ETF	20,200	1,165,136

Total Investment Companies (10.0%) (Cost $41,772,122)		61,312,271

Total Investments (90.4%) (Cost $383,670,355)		552,765,504
Other Assets Less Liabilities (9.6%)		58,597,225

Net Assets (100%)		$611,362,729

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	756	June-12	$50,899,531	$53,040,960	$2,141,429

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$55,843,289	$—	$—	$55,843,289
Consumer Staples	50,510,330	199,052	—	50,709,382
Energy	60,624,285	—	—	60,624,285
Financials	80,511,074	—	—	80,511,074
Health Care	59,273,488	—	—	59,273,488
Industrials	47,418,019	—	—	47,418,019
Information Technology	95,468,208	—	—	95,468,208
Materials	14,865,362	—	—	14,865,362
Telecommunication Services	16,436,627	—	—	16,436,627
Utilities	10,303,499	—	—	10,303,499
Futures	2,141,429	—		2,141,429
Investment Companies
Exchange Traded Funds (ETFs)	61,312,271	—	—	61,312,271

Total Assets	$554,707,881	$199,052	$—	$554,906,933

Total Liabilities	$—	$—	$—	$—

Total	$554,707,881	$199,052	$—	$554,906,933

(a)	A Security with a market value of $199,052 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks — Consumer Discretionary	Investments in Preferred Stocks — Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	698	85
Purchases	—	—
Sales	(698)	(85)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,947,826
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,353,519

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,832,954
Aggregate gross unrealized depreciation	(5,807,263)

Net unrealized appreciation	$165,025,691

Federal income tax cost of investments	$387,739,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.3%)
BorgWarner, Inc.*	18,654	$1,573,278
Delphi Automotive plc*	8,270	261,332
Gentex Corp.	24,186	592,557
Goodyear Tire & Rubber Co.*	41,508	465,720
Johnson Controls, Inc.	28,920	939,322
Visteon Corp.*	500	26,500

		3,858,709

Automobiles (0.5%)
Ford Motor Co.	355,480	4,439,945
Harley-Davidson, Inc.	40,200	1,973,016
Tesla Motors, Inc.*	9,110	339,257

		6,752,218

Distributors (0.1%)
Genuine Parts Co.	7,300	458,075
LKQ Corp.*	24,727	770,740

		1,228,815

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	18,887	729,794
DeVry, Inc.	9,512	322,171
H&R Block, Inc.	30,440	501,347
ITT Educational Services, Inc.*	4,504	297,894
Weight Watchers International, Inc.	4,924	380,084

		2,231,290

Hotels, Restaurants & Leisure (3.6%)
Bally Technologies, Inc.*	6,800	317,900
Brinker International, Inc.	12,606	347,295
Chipotle Mexican Grill, Inc.*	5,373	2,245,914
Choice Hotels International, Inc.	323	12,061
Darden Restaurants, Inc.	21,803	1,115,441
Dunkin’ Brands Group, Inc.	3,680	110,805
Hyatt Hotels Corp., Class A*	300	12,816
International Game Technology	26,206	439,999
Las Vegas Sands Corp.	66,688	3,839,228
Marriott International, Inc., Class A	44,044	1,667,065
Marriott Vacations Worldwide Corp.*	4,324	123,277
McDonald’s Corp.	176,548	17,319,359
MGM Resorts International*	13,236	180,274
Panera Bread Co., Class A*	4,958	797,841
Royal Caribbean Cruises Ltd.	12,778	376,057
Starbucks Corp.	127,468	7,124,187
Starwood Hotels & Resorts Worldwide, Inc.	33,140	1,869,427
Wynn Resorts Ltd.	13,500	1,685,880
Yum! Brands, Inc.	79,164	5,634,894

		45,219,720

Household Durables (0.2%)
Garmin Ltd.	1,168	54,838
Harman International Industries, Inc.	7,797	364,978
Leggett & Platt, Inc.	18,250	419,932
Tempur-Pedic International, Inc.*	11,600	979,388
Tupperware Brands Corp.	9,800	622,300

		2,441,436

Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	61,836	12,522,408
Expedia, Inc.	9,629	321,994
Groupon, Inc.*	5,490	100,906
HomeAway, Inc.*	819	20,778
Netflix, Inc.*	9,394	1,080,686
priceline.com, Inc.*	8,469	6,076,508
TripAdvisor, Inc.*	9,629	343,466

		20,466,746

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	19,549	717,839
Mattel, Inc.	43,895	1,477,506
Polaris Industries, Inc.	11,000	793,650

		2,988,995

Media (3.1%)
AMC Networks, Inc., Class A*	9,175	409,480
Cablevision Systems Corp. - New York Group, Class A	36,900	541,692
CBS Corp., Class B	17,600	596,816
Charter Communications, Inc., Class A*	9,300	590,085
Comcast Corp., Class A	204,500	6,137,045
DIRECTV, Class A*	119,942	5,917,938
Discovery Communications, Inc., Class A*	44,900	2,271,940
DISH Network Corp., Class A	25,500	839,715
Interpublic Group of Cos., Inc.	29,300	334,313
John Wiley & Sons, Inc., Class A	7,886	375,295
Lamar Advertising Co., Class A*	2,900	93,989
Liberty Global, Inc., Class A*	47,100	2,358,768
McGraw-Hill Cos., Inc.	42,582	2,063,950
Morningstar, Inc.	4,135	260,712
Omnicom Group, Inc.	47,834	2,422,792
Pandora Media, Inc.*	1,483	15,141
Regal Entertainment Group, Class A	4,486	61,010
Scripps Networks Interactive, Inc., Class A	15,032	731,908
Sirius XM Radio, Inc.*	671,200	1,550,472
Thomson Reuters Corp.	30,100	869,890
Time Warner Cable, Inc.	54,300	4,425,450
Viacom, Inc., Class B	93,900	4,456,494
Virgin Media, Inc.	51,000	1,273,980

		38,598,875

Multiline Retail (0.7%)
Big Lots, Inc.*	3,772	162,271
Dollar General Corp.*	16,800	776,160
Dollar Tree, Inc.*	20,816	1,966,904
Family Dollar Stores, Inc.	20,827	1,317,933
Kohl’s Corp.	36,434	1,822,793
Macy’s, Inc.	8,900	353,597
Nordstrom, Inc.	27,743	1,545,840
Target Corp.	6,201	361,332

		8,306,830

Specialty Retail (2.7%)
Aaron’s, Inc.	9,325	241,518
Abercrombie & Fitch Co., Class A	12,785	634,264
Advance Auto Parts, Inc.	12,592	1,115,273
AutoNation, Inc.*	3,215	110,307
AutoZone, Inc.*	4,314	1,603,945
Bed Bath & Beyond, Inc.*	42,359	2,785,951
CarMax, Inc.*	6,296	218,156
Chico’s FAS, Inc.	19,892	300,369
Dick’s Sporting Goods, Inc.	16,037	771,059
DSW, Inc., Class A	3,700	202,649
Guess?, Inc.	10,980	343,125
Home Depot, Inc.	163,839	8,242,740
Limited Brands, Inc.	42,388	2,034,624
O’Reilly Automotive, Inc.*	21,811	1,992,435
PetSmart, Inc.	19,315	1,105,204
Ross Stores, Inc.	39,962	2,321,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*	14,900	$369,520
Tiffany & Co.	21,736	1,502,610
TJX Cos., Inc.	131,346	5,215,750
Tractor Supply Co.	12,300	1,113,888
Ulta Salon Cosmetics & Fragrance, Inc.	7,700	715,253
Urban Outfitters, Inc.*	18,414	536,032
Williams-Sonoma, Inc.	9,279	347,777

		33,824,241

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	49,906	3,856,736
Deckers Outdoor Corp.*	6,600	416,130
Fossil, Inc.*	8,900	1,174,622
Hanesbrands, Inc.*	16,367	483,481
Michael Kors Holdings Ltd.*	7,400	344,766
NIKE, Inc., Class B	60,733	6,585,886
PVH Corp.	1,564	139,712
Ralph Lauren Corp.	10,691	1,863,762
Under Armour, Inc., Class A*	6,200	582,800

		15,447,895

Total Consumer Discretionary		181,365,770

Consumer Staples (11.9%)
Beverages (3.8%)
Brown-Forman Corp., Class B	14,891	1,241,760
Coca-Cola Co.	336,081	24,873,355
Coca-Cola Enterprises, Inc.	42,292	1,209,551
Dr. Pepper Snapple Group, Inc.	37,600	1,511,896
Monster Beverage Corp.*	23,886	1,483,082
PepsiCo, Inc.	268,816	17,835,942

		48,155,586

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	74,366	6,752,433
Kroger Co.	72,800	1,763,944
Sysco Corp.	99,236	2,963,187
Walgreen Co.	146,987	4,922,594
Wal-Mart Stores, Inc.	229,345	14,035,914
Whole Foods Market, Inc.	26,285	2,186,912

		32,624,984

Food Products (1.2%)
Bunge Ltd.	6,400	438,016
Campbell Soup Co.	22,795	771,611
ConAgra Foods, Inc.	8,700	228,462
Corn Products International, Inc.	10,500	605,325
Flowers Foods, Inc.	18,967	386,358
General Mills, Inc.	81,840	3,228,588
Green Mountain Coffee Roasters, Inc.*	20,939	980,783
H.J. Heinz Co.	31,911	1,708,834
Hershey Co.	19,269	1,181,768
Hormel Foods Corp.	12,300	363,096
Kellogg Co.	39,128	2,098,434
McCormick & Co., Inc. (Non-Voting)	15,388	837,569
Mead Johnson Nutrition Co.	6,378	526,057
Sara Lee Corp.	82,582	1,777,990

		15,132,891

Household Products (1.2%)
Church & Dwight Co., Inc.	14,068	692,005
Clorox Co.	1,274	87,587
Colgate-Palmolive Co.	74,984	7,331,936
Kimberly-Clark Corp.	58,525	4,324,412
Procter & Gamble Co.	31,808	2,137,816

		14,573,756

Personal Products (0.4%)
Avon Products, Inc.	73,110	1,415,410
Estee Lauder Cos., Inc., Class A	38,374	2,376,886
Herbalife Ltd.	20,292	1,396,495

		5,188,791

Tobacco (2.7%)
Altria Group, Inc.	265,578	8,198,393
Philip Morris International, Inc.	273,802	24,261,595
Reynolds American, Inc.	17,400	721,056

		33,181,044

Total Consumer Staples		148,857,052

Energy (9.9%)
Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.*	2,717	121,966
Baker Hughes, Inc.	29,400	1,233,036
Cameron International Corp.*	30,733	1,623,624
CARBO Ceramics, Inc.	3,300	347,985
Core Laboratories N.V.	7,800	1,026,246
Diamond Offshore Drilling, Inc.	5,485	366,124
Dresser-Rand Group, Inc.*	12,830	595,184
FMC Technologies, Inc.*	40,832	2,058,749
Halliburton Co.	155,600	5,164,364
Helmerich & Payne, Inc.	15,000	809,250
McDermott International, Inc.*	34,904	447,120
Oceaneering International, Inc.	18,400	991,576
Oil States International, Inc.*	7,300	569,838
Patterson-UTI Energy, Inc.	2,900	50,141
Rowan Cos., Inc.*	3,577	117,791
RPC, Inc.	10,800	114,588
Schlumberger Ltd.	230,827	16,141,732
Superior Energy Services, Inc.*	26,210	690,896
Tidewater, Inc.	600	32,412

		32,502,622

Oil, Gas & Consumable Fuels (7.3%)
Alpha Natural Resources, Inc.*	21,542	327,654
Anadarko Petroleum Corp.	12,900	1,010,586
Apache Corp.	18,800	1,888,272
Arch Coal, Inc.	3,800	40,698
Cabot Oil & Gas Corp.	35,500	1,106,535
Chevron Corp.	19,500	2,091,180
Cimarex Energy Co.	3,900	294,333
Cobalt International Energy, Inc.*	18,700	561,561
Concho Resources, Inc.*	17,600	1,796,608
Consol Energy, Inc.	38,491	1,312,543
Continental Resources, Inc.*	7,095	608,893
Denbury Resources, Inc.*	56,900	1,037,287
El Paso Corp.	123,057	3,636,334
EOG Resources, Inc.	45,700	5,077,270
EQT Corp.	8,913	429,696
EXCO Resources, Inc.	23,149	153,478
Exxon Mobil Corp.	618,386	53,632,618
Forest Oil Corp.*	15,103	183,048
HollyFrontier Corp.	32,376	1,040,888
Kinder Morgan, Inc.	19,800	765,270
Kosmos Energy Ltd.*	4,700	62,228
Laredo Petroleum Holdings, Inc.*	2,250	52,740
Murphy Oil Corp.	5,000	281,350
Newfield Exploration Co.*	13,200	457,776
Noble Energy, Inc.	6,100	596,458
Occidental Petroleum Corp.	39,800	3,790,154
Peabody Energy Corp.	46,000	1,332,160
Pioneer Natural Resources Co.	16,100	1,796,599
QEP Resources, Inc.	23,600	719,800
Quicksilver Resources, Inc.*	1,326	6,683
Range Resources Corp.	27,342	1,589,664
SandRidge Energy, Inc.*	69,700	545,751
SM Energy Co.	8,762	620,087
Southwestern Energy Co.*	59,172	1,810,663
Ultra Petroleum Corp.*	26,000	588,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	19,900	$1,080,570

		92,325,815

Total Energy		124,828,437

Financials (4.3%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	6,386	714,019
BlackRock, Inc.	7,227	1,480,812
Charles Schwab Corp.	178,094	2,559,211
Eaton Vance Corp.	20,160	576,173
Federated Investors, Inc., Class B	12,430	278,556
Franklin Resources, Inc.	24,677	3,060,688
Greenhill & Co., Inc.	5,043	220,077
Lazard Ltd., Class A	18,724	534,757
LPL Investment Holdings, Inc.*	4,910	186,285
SEI Investments Co.	24,775	512,595
T. Rowe Price Group, Inc.	44,136	2,882,081
TD Ameritrade Holding Corp.	37,143	733,203
Waddell & Reed Financial, Inc., Class A	14,679	475,746

		14,214,203

Commercial Banks (0.2%)
Wells Fargo & Co.	58,500	1,997,190

Consumer Finance (0.5%)
American Express Co.	108,086	6,253,856
Discover Financial Services	9,100	303,394
Green Dot Corp., Class A*	3,750	99,450

		6,656,700

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,930	253,791
IntercontinentalExchange, Inc.*	12,575	1,728,056
Moody’s Corp.	33,902	1,427,274
MSCI, Inc., Class A*	20,391	750,593
NASDAQ OMX Group, Inc.*	2,555	66,175
NYSE Euronext	13,727	411,947

		4,637,836

Insurance (0.1%)
Erie Indemnity Co., Class A	4,743	369,669
Validus Holdings Ltd.	1,787	55,308

		424,977

Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	67,420	4,248,808
Apartment Investment & Management Co. (REIT), Class A	13,700	361,817
Boston Properties, Inc. (REIT)	20,400	2,141,796
Camden Property Trust (REIT)	9,700	637,775
Corporate Office Properties Trust/Maryland (REIT)	3,800	88,198
Digital Realty Trust, Inc. (REIT)	17,141	1,267,920
Equity Residential (REIT)	3,700	231,694
Essex Property Trust, Inc. (REIT)	3,100	469,681
Federal Realty Investment Trust (REIT)	7,981	772,481
Macerich Co. (REIT)	8,000	462,000
Plum Creek Timber Co., Inc. (REIT)	16,539	687,361
Public Storage (REIT)	22,562	3,117,392
Rayonier, Inc. (REIT)	20,694	912,398
Simon Property Group, Inc. (REIT)	40,761	5,938,063
UDR, Inc. (REIT)	2,800	74,788
Ventas, Inc. (REIT)	26,200	1,496,020
Vornado Realty Trust (REIT)	3,500	294,700
Weyerhaeuser Co. (REIT)	26,500	580,880

		23,783,772

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	49,643	990,874
Jones Lang LaSalle, Inc.	5,700	474,867

		1,465,741

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,068	58,977
People’s United Financial, Inc.	11,900	157,556

		216,533

Total Financials		53,396,952

Health Care (10.4%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	31,290	2,905,589
Amylin Pharmaceuticals, Inc.*	22,151	552,889
Biogen Idec, Inc.*	41,100	5,177,367
BioMarin Pharmaceutical, Inc.*	18,849	645,578
Celgene Corp.*	78,707	6,101,367
Dendreon Corp.*	24,710	263,285
Gilead Sciences, Inc.*	133,837	6,537,938
Human Genome Sciences, Inc.*	32,200	265,328
Myriad Genetics, Inc.*	14,534	343,874
Regeneron Pharmaceuticals, Inc.*	12,400	1,446,088
United Therapeutics Corp.*	8,752	412,482
Vertex Pharmaceuticals, Inc.*	31,007	1,271,597

		25,923,382

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	87,356	5,222,142
Becton, Dickinson and Co.	37,192	2,887,959
C.R. Bard, Inc.	14,624	1,443,681
CareFusion Corp.*	11,800	305,974
Cooper Cos., Inc.	2,100	171,591
Covidien plc	45,000	2,460,600
DENTSPLY International, Inc.	9,732	390,545
Edwards Lifesciences Corp.*	19,546	1,421,581
Gen-Probe, Inc.*	8,132	540,046
Hill-Rom Holdings, Inc.	9,717	324,645
IDEXX Laboratories, Inc.*	9,747	852,375
Intuitive Surgical, Inc.*	6,721	3,641,102
Medtronic, Inc.	157,034	6,154,162
ResMed, Inc.*	25,932	801,558
Sirona Dental Systems, Inc.*	9,500	489,630
St. Jude Medical, Inc.	55,954	2,479,322
Stryker Corp.	53,291	2,956,585
Thoratec Corp.*	9,700	326,987
Varian Medical Systems, Inc.*	19,890	1,371,614

		34,242,099

Health Care Providers & Services (2.0%)
AMERIGROUP Corp.*	5,000	336,400
AmerisourceBergen Corp.	43,908	1,742,269
Brookdale Senior Living, Inc.*	14,400	269,568
Cardinal Health, Inc.	29,800	1,284,678
Catalyst Health Solutions, Inc.*	7,200	458,856
DaVita, Inc.*	16,298	1,469,591
Express Scripts, Inc.*	82,992	4,496,506
HCA Holdings, Inc.	11,600	286,984
Health Management Associates, Inc., Class A*	43,006	289,000
Henry Schein, Inc.*	8,352	632,079
Laboratory Corp. of America Holdings*	17,096	1,564,968
Lincare Holdings, Inc.	15,108	390,995
McKesson Corp.	42,871	3,762,788
Medco Health Solutions, Inc.*	67,949	4,776,815
MEDNAX, Inc.*	8,237	612,586
Patterson Cos., Inc.	6,274	209,552
Quest Diagnostics, Inc.	24,546	1,500,988
Tenet Healthcare Corp.*	4,012	21,304
Universal Health Services, Inc., Class B	15,316	641,893

		24,747,820

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	26,012	431,799
Cerner Corp.*	24,220	1,844,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SXC Health Solutions Corp.*	10,500	$787,080

		3,063,474

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	59,147	2,632,633
Bruker Corp.*	14,400	220,464
Charles River Laboratories International, Inc.*	8,727	314,957
Covance, Inc.*	10,345	492,732
Illumina, Inc.*	20,791	1,093,815
Life Technologies Corp.*	2,624	128,104
Mettler-Toledo International, Inc.*	5,547	1,024,808
Techne Corp.	6,354	445,415
Waters Corp.*	15,642	1,449,388

		7,802,316

Pharmaceuticals (2.8%)
Abbott Laboratories	248,206	15,212,546
Allergan, Inc.	51,844	4,947,473
Eli Lilly and Co.	57,532	2,316,814
Endo Pharmaceuticals Holdings, Inc.*	19,800	766,854
Hospira, Inc.*	23,928	894,668
Johnson & Johnson	95,114	6,273,719
Mylan, Inc.*	67,523	1,583,414
Perrigo Co.	14,089	1,455,535
Warner Chilcott plc, Class A*	26,300	442,103
Watson Pharmaceuticals, Inc.*	20,300	1,361,318

		35,254,444

Total Health Care		131,033,535

Industrials (12.4%)
Aerospace & Defense (3.3%)
Alliant Techsystems, Inc.	339	16,991
BE Aerospace, Inc.*	15,600	724,932
Boeing Co.	111,371	8,282,661
Goodrich Corp.	8,699	1,091,203
Honeywell International, Inc.	133,891	8,174,045
Lockheed Martin Corp.	39,331	3,534,284
Precision Castparts Corp.	24,427	4,223,428
Rockwell Collins, Inc.	24,870	1,431,517
Spirit AeroSystems Holdings, Inc., Class A*	4,047	98,990
Textron, Inc.	2,700	75,141
TransDigm Group, Inc.*	8,553	990,095
United Technologies Corp.	147,282	12,215,569

		40,858,856

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	28,158	1,844,067
Expeditors International of Washington, Inc.	36,076	1,677,895
FedEx Corp.	3,100	285,076
United Parcel Service, Inc., Class B	124,959	10,086,690
UTi Worldwide, Inc.	15,668	269,960

		14,163,688

Airlines (0.2%)
Copa Holdings S.A., Class A	4,298	340,402
Delta Air Lines, Inc.*	86,389	856,115
Southwest Airlines Co.	23,645	194,835
United Continental Holdings, Inc.*	47,987	1,031,720

		2,423,072

Building Products (0.1%)
Armstrong World Industries, Inc.	331	16,143
Lennox International, Inc.	9,068	365,440
Masco Corp.	60,875	813,899

		1,195,482

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,126	33,926
Copart, Inc.*	19,054	496,738
Covanta Holding Corp.	1,200	19,476
Iron Mountain, Inc.	28,304	815,155
KAR Auction Services, Inc.*	900	14,589
Stericycle, Inc.*	14,571	1,218,719
Waste Connections, Inc.	16,844	547,935

		3,146,538

Construction & Engineering (0.2%)
AECOM Technology Corp.*	9,026	201,912
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,800	423,262
Fluor Corp.	29,679	1,781,927
KBR, Inc.	1,600	56,880

		2,463,981

Electrical Equipment (1.1%)
AMETEK, Inc.	27,382	1,328,301
Babcock & Wilcox Co.*	19,902	512,476
Cooper Industries plc	18,400	1,176,680
Emerson Electric Co.	127,871	6,672,309
General Cable Corp.*	4,600	133,768
GrafTech International Ltd.*	1,100	13,134
Polypore International, Inc.*	6,600	232,056
Rockwell Automation, Inc.	24,512	1,953,606
Roper Industries, Inc.	16,373	1,623,547
Thomas & Betts Corp.*	2,153	154,822

		13,800,699

Industrial Conglomerates (1.2%)
3M Co.	106,741	9,522,365
Carlisle Cos., Inc.	811	40,485
Danaher Corp.	93,438	5,232,528

		14,795,378

Machinery (3.5%)
Caterpillar, Inc.	109,695	11,684,711
Cummins, Inc.	33,386	4,007,655
Deere & Co.	71,447	5,780,062
Donaldson Co., Inc.	25,980	928,265
Dover Corp.	24,679	1,553,296
Eaton Corp.	22,000	1,096,260
Flowserve Corp.	8,623	996,043
Gardner Denver, Inc.	8,900	560,878
Graco, Inc.	10,316	547,367
Harsco Corp.	1,163	27,284
IDEX Corp.	12,576	529,827
Illinois Tool Works, Inc.	70,900	4,049,808
Ingersoll-Rand plc	42,100	1,740,835
Joy Global, Inc.	17,828	1,310,358
Kennametal, Inc.	1,600	71,248
Lincoln Electric Holdings, Inc.	8,800	398,816
Manitowoc Co., Inc.	22,400	310,464
Navistar International Corp.*	6,695	270,813
Nordson Corp.	10,300	561,453
PACCAR, Inc.	62,091	2,907,722
Pall Corp.	19,768	1,178,766
Parker Hannifin Corp.	10,600	896,230
Snap-on, Inc.	1,800	109,746
SPX Corp.	2,400	186,072
Timken Co.	12,500	634,250
Toro Co.	5,263	374,252
Valmont Industries, Inc.	3,868	454,142
WABCO Holdings, Inc.*	11,447	692,315
Wabtec Corp.	8,217	619,315

		44,478,253

Marine (0.0%)
Kirby Corp.*	6,488	426,846

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,440	715,121
Equifax, Inc.	1,100	48,686
IHS, Inc., Class A*	8,417	788,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings N.V.*	11,791	$355,381
Robert Half International, Inc.	24,905	754,622
Towers Watson & Co., Class A	2,000	132,140
Verisk Analytics, Inc., Class A*	16,991	798,067

		3,592,269

Road & Rail (0.7%)
Con-way, Inc.	828	27,001
CSX Corp.	187,500	4,035,000
Hertz Global Holdings, Inc.*	41,500	624,160
J.B. Hunt Transport Services, Inc.	15,570	846,541
Kansas City Southern*	13,969	1,001,438
Landstar System, Inc.	8,166	471,341
Union Pacific Corp.	13,574	1,458,934

		8,464,415

Trading Companies & Distributors (0.5%)
Fastenal Co.	50,108	2,710,843
MSC Industrial Direct Co., Inc., Class A	7,577	631,012
W.W. Grainger, Inc.	9,746	2,093,538
WESCO International, Inc.*	3,476	227,018

		5,662,411

Total Industrials		155,471,888

Information Technology (30.2%)
Communications Equipment (2.1%)
Acme Packet, Inc.*	9,000	247,680
Ciena Corp.*	16,097	260,610
F5 Networks, Inc.*	13,840	1,867,846
Harris Corp.	5,439	245,190
JDS Uniphase Corp.*	38,487	557,677
Juniper Networks, Inc.*	90,609	2,073,134
Polycom, Inc.*	30,000	572,100
QUALCOMM, Inc.	283,939	19,313,531
Riverbed Technology, Inc.*	26,100	732,888

		25,870,656

Computers & Peripherals (8.9%)
Apple, Inc.*	157,322	94,309,819
Dell, Inc.*	205,160	3,405,656
EMC Corp.*	349,952	10,456,566
Fusion-io, Inc.*	1,446	41,081
NCR Corp.*	21,112	458,342
NetApp, Inc.*	62,526	2,799,289
QLogic Corp.*	14,517	257,822

		111,728,575

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	28,132	1,681,450
Arrow Electronics, Inc.*	2,692	112,983
Dolby Laboratories, Inc., Class A*	8,974	341,551
FLIR Systems, Inc.	27,106	686,053
IPG Photonics Corp.*	4,700	244,635
Jabil Circuit, Inc.	27,018	678,692
National Instruments Corp.	15,370	438,352
Trimble Navigation Ltd.*	20,884	1,136,507

		5,320,223

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	28,823	1,057,804
eBay, Inc.*	106,976	3,946,345
Equinix, Inc.*	8,021	1,262,906
Google, Inc., Class A*	42,892	27,504,066
LinkedIn Corp., Class A*	1,500	152,985
Rackspace Hosting, Inc.*	17,500	1,011,325
VeriSign, Inc.	27,041	1,036,752
VistaPrint N.V.*	6,800	262,820
WebMD Health Corp.*	10,017	256,235

		36,491,238

IT Services (6.5%)
Accenture plc, Class A	109,800	7,082,100
Alliance Data Systems Corp.*	8,740	1,100,890
Automatic Data Processing, Inc.	85,000	4,691,150
Booz Allen Hamilton Holding Corp.	1,798	30,620
Broadridge Financial Solutions, Inc.	19,787	473,107
Cognizant Technology Solutions Corp., Class A*	51,707	3,978,854
DST Systems, Inc.	789	42,787
Fiserv, Inc.*	19,529	1,355,117
FleetCor Technologies, Inc.*	2,524	97,856
Gartner, Inc.*	16,500	703,560
Genpact Ltd.*	16,554	269,830
Global Payments, Inc.	13,556	643,503
International Business Machines Corp.	206,056	42,993,584
Lender Processing Services, Inc.	14,675	381,550
Mastercard, Inc., Class A	18,312	7,700,929
NeuStar, Inc., Class A*	12,450	463,763
Paychex, Inc.	50,480	1,564,375
SAIC, Inc.*	15,739	207,755
Teradata Corp.*	28,751	1,959,381
VeriFone Systems, Inc.*	17,300	897,351
Visa, Inc., Class A	28,727	3,389,786
Western Union Co.	107,455	1,891,208

		81,919,056

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	9,307	383,262

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	104,523	838,274
Altera Corp.	54,756	2,180,384
Analog Devices, Inc.	50,899	2,056,320
Applied Materials, Inc.	14,100	175,404
Atmel Corp.*	72,800	717,808
Avago Technologies Ltd.	32,500	1,266,525
Broadcom Corp., Class A*	91,137	3,581,684
Cree, Inc.*	1,003	31,725
Cypress Semiconductor Corp.*	26,151	408,740
First Solar, Inc.*	10,066	252,153
Freescale Semiconductor Holdings I Ltd.*	4,500	69,255
Intersil Corp., Class A	10,579	118,485
KLA-Tencor Corp.	22,100	1,202,682
Lam Research Corp.*	21,098	941,393
Linear Technology Corp.	38,715	1,304,696
LSI Corp.*	29,400	255,192
Maxim Integrated Products, Inc.	50,178	1,434,589
MEMC Electronic Materials, Inc.*	23,164	83,622
Microchip Technology, Inc.	32,317	1,202,192
NVIDIA Corp.*	102,051	1,570,565
ON Semiconductor Corp.*	75,637	681,489
PMC-Sierra, Inc.*	2,200	15,906
Silicon Laboratories, Inc.*	6,393	274,899
Skyworks Solutions, Inc.*	32,100	887,565
Texas Instruments, Inc.	125,331	4,212,375
Xilinx, Inc.	45,163	1,645,288

		27,409,210

Software (7.2%)
Adobe Systems, Inc.*	85,734	2,941,534
ANSYS, Inc.*	15,612	1,015,092
Ariba, Inc.*	16,400	536,444
Autodesk, Inc.*	39,080	1,653,866
BMC Software, Inc.*	30,019	1,205,563
Cadence Design Systems, Inc.*	45,700	541,088
Citrix Systems, Inc.*	32,029	2,527,408
Compuware Corp.*	27,200	249,968
Electronic Arts, Inc.*	56,529	931,598
FactSet Research Systems, Inc.	7,869	779,346
Fortinet, Inc.*	20,300	561,295
Informatica Corp.*	18,000	952,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	51,429	$3,092,426
MICROS Systems, Inc.*	13,814	763,776
Microsoft Corp.#	1,262,149	40,704,305
Nuance Communications, Inc.*	40,498	1,035,939
Oracle Corp.	653,231	19,048,216
Red Hat, Inc.*	32,851	1,967,446
Rovi Corp.*	19,193	624,732
Salesforce.com, Inc.*	22,796	3,522,210
Solera Holdings, Inc.	12,000	550,680
Symantec Corp.*	128,439	2,401,809
Synopsys, Inc.*	1,652	50,650
TIBCO Software, Inc.*	28,200	860,100
VMware, Inc., Class A*	14,466	1,625,545
Zynga, Inc., Class A*	15,600	205,140

		90,348,376

Total Information Technology		379,470,596

Materials (5.2%)
Chemicals (3.8%)
Air Products and Chemicals, Inc.	36,092	3,313,246
Airgas, Inc.	13,400	1,192,198
Albemarle Corp.	15,582	996,001
Celanese Corp.	26,592	1,228,019
CF Industries Holdings, Inc.	9,294	1,697,549
E.I. du Pont de Nemours & Co.	157,921	8,354,021
Eastman Chemical Co.	24,200	1,250,898
Ecolab, Inc.	51,041	3,150,250
FMC Corp.	12,229	1,294,562
Huntsman Corp.	6,300	88,263
International Flavors & Fragrances, Inc.	13,666	800,828
Intrepid Potash, Inc.*	8,900	216,537
Kronos Worldwide, Inc.	3,700	92,278
LyondellBasell Industries N.V., Class A	3,600	157,140
Monsanto Co.	91,168	7,271,560
Mosaic Co.	46,870	2,591,442
PPG Industries, Inc.	26,900	2,577,020
Praxair, Inc.	51,668	5,923,219
Rockwood Holdings, Inc.*	11,000	573,650
Scotts Miracle-Gro Co., Class A	6,293	340,829
Sherwin-Williams Co.	15,271	1,659,500
Sigma-Aldrich Corp.	20,724	1,514,095
Solutia, Inc.	20,700	578,358
Valspar Corp.	2,000	96,580
W.R. Grace & Co.*	11,200	647,360
Westlake Chemical Corp.	700	45,353

		47,650,756

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,636	311,351

Containers & Packaging (0.3%)
Ball Corp.	28,524	1,223,109
Crown Holdings, Inc.*	26,503	976,106
Packaging Corp. of America	15,600	461,604
Rock-Tenn Co., Class A	11,800	797,208
Silgan Holdings, Inc.	8,400	371,280

		3,829,307

Metals & Mining (1.0%)
AK Steel Holding Corp.	3,700	27,972
Allegheny Technologies, Inc.	18,000	741,060
Allied Nevada Gold Corp.*	15,100	491,203
Carpenter Technology Corp.	7,500	391,725
Cliffs Natural Resources, Inc.	24,879	1,723,119
Compass Minerals International, Inc.	5,619	403,107
Freeport-McMoRan Copper & Gold, Inc.	161,104	6,128,396
Molycorp, Inc.*	9,500	321,385
Reliance Steel & Aluminum Co.	1,800	101,664
Royal Gold, Inc.	10,022	653,635
Schnitzer Steel Industries, Inc., Class A	1,053	42,009
Southern Copper Corp.	29,029	920,510
Steel Dynamics, Inc.	27,100	394,034
Titanium Metals Corp.	7,700	104,412
Walter Energy, Inc.	10,599	627,567

		13,071,798

Paper & Forest Products (0.1%)
International Paper Co.	15,700	551,070

Total Materials		65,414,282

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.4%)
Level 3 Communications, Inc.*	3,714	95,561
tw telecom, Inc.*	21,857	484,351
Verizon Communications, Inc.	108,700	4,155,601
Windstream Corp.	55,080	644,987

		5,380,500

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	32,300	73,644
Crown Castle International Corp.*	49,364	2,633,076
MetroPCS Communications, Inc.*	47,179	425,555
NII Holdings, Inc.*	25,289	463,042
SBA Communications Corp., Class A*	19,218	976,466

		4,571,783

Total Telecommunication Services		9,952,283

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,733	671,917

Gas Utilities (0.0%)
National Fuel Gas Co.	2,000	96,240
ONEOK, Inc.	1,400	114,324

		210,564

Water Utilities (0.0%)
Aqua America, Inc.	2,400	53,496

Total Utilities		935,977

Total Common Stocks (99.6%) (Cost $754,770,552)		1,250,726,772

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $2,730)	515	943

Total Investments (99.6%) (Cost $754,773,282)		1,250,727,715
Other Assets Less Liabilities (0.4%)		4,436,167

Net Assets (100%)		$1,255,163,882

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $19,479,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	38	June-12	$2,596,998	$2,666,080	$69,082

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$181,365,770	$—	$—	$181,365,770
Consumer Staples	147,615,292	1,241,760	—	148,857,052
Energy	124,828,437	—	—	124,828,437
Financials	53,396,952	—	—	53,396,952
Health Care	131,033,535	—	—	131,033,535
Industrials	155,471,888	—	—	155,471,888
Information Technology	378,827,093	—	643,503	379,470,596
Materials	65,414,282	—	—	65,414,282
Telecommunication Services	9,952,283	—	—	9,952,283
Utilities	935,977	—	—	935,977
Futures	69,082	—	—	69,082
Rights
Health Care	943	—	—	943

Total Assets	$1,248,911,534	$1,241,760	$643,503	$1,250,796,797

Total Liabilities	$—	$—	$—	$—

Total	$1,248,911,534	$1,241,760	$643,503	$1,250,796,797

(a)	A Security with a market value of $1,241,760 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	974
Purchases	5,066
Sales	(4,820)
Issuances	—
Settlements	—
Transfers into Level 3	642,283
Transfers out of Level 3	—

Balance as of 3/31/12	$643,503

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$2,498

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks- Information Technology	$643,503	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$643,503

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,378,303
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,597,921

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,220,729
Aggregate gross unrealized depreciation	(14,328,458)

Net unrealized appreciation	$490,892,271

Federal income tax cost of investments	$759,835,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.2%)
BorgWarner, Inc.*	18,001	$1,518,204
Delphi Automotive plc*	7,764	245,343
Gentex Corp.	23,364	572,418
Goodyear Tire & Rubber Co.*	39,964	448,396
Johnson Controls, Inc.	28,236	917,105
Visteon Corp.*	464	24,592
		3,726,058
Automobiles (0.5%)
Ford Motor Co.	343,243	4,287,105
Harley-Davidson, Inc.	38,802	1,904,402
Tesla Motors, Inc.*	153,088	5,700,997
		11,892,504
Distributors (0.0%)
Genuine Parts Co.	7,033	441,321
LKQ Corp.*	23,881	744,371
		1,185,692
Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	18,307	707,383
DeVry, Inc.	9,151	309,944
H&R Block, Inc.	29,385	483,971
ITT Educational Services, Inc.*	4,067	268,992
Weight Watchers International, Inc.	4,744	366,189
		2,136,479
Hotels, Restaurants & Leisure (6.1%)
Bally Technologies, Inc.*	6,568	307,054
Brinker International, Inc.	12,171	335,311
Chipotle Mexican Grill, Inc.*	39,545	16,529,810
Choice Hotels International, Inc.	406	15,160
Darden Restaurants, Inc.	21,085	1,078,709
Dunkin’ Brands Group, Inc.	3,635	109,450
Hyatt Hotels Corp., Class A*	376	16,063
International Game Technology	25,223	423,494
Las Vegas Sands Corp.	64,335	3,703,766
Marriott International, Inc., Class A	42,630	1,613,545
Marriott Vacations Worldwide Corp.*	4,245	121,025
McDonald’s Corp.	390,987	38,355,825
MGM Resorts International*	12,762	173,818
Panera Bread Co., Class A*	4,750	764,370
Royal Caribbean Cruises Ltd.	12,331	362,901
Starbucks Corp.	654,146	36,560,220
Starwood Hotels & Resorts Worldwide, Inc.	32,033	1,806,982
Wynn Resorts Ltd.	220,025	27,476,722
Yum! Brands, Inc.	76,435	5,440,643
		135,194,868
Household Durables (0.1%)
Garmin Ltd.	1,163	54,603
Harman International Industries, Inc.	7,555	353,649
Leggett & Platt, Inc.	17,571	404,309
Tempur-Pedic International, Inc.*	10,474	884,320
Tupperware Brands Corp.	9,407	597,344
		2,294,225
Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	59,644	12,078,506
Expedia, Inc.	9,310	311,326
Groupon, Inc.*	5,325	97,874
HomeAway, Inc.*	926	23,493
Netflix, Inc.*	9,085	1,045,138
priceline.com, Inc.*	48,305	34,658,838
TripAdvisor, Inc.*	9,310	332,088
		48,547,263
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	18,910	694,375
Mattel, Inc.	42,445	1,428,699
Polaris Industries, Inc.	10,600	764,790
		2,887,864
Media (1.7%)
AMC Networks, Inc., Class A*	8,887	396,627
Cablevision Systems Corp. - New York Group, Class A	35,548	521,845
CBS Corp., Class B	16,971	575,487
Charter Communications, Inc., Class A*	8,351	529,871
Comcast Corp., Class A	197,413	5,924,364
DIRECTV, Class A*	115,840	5,715,546
Discovery Communications, Inc., Class A*	43,339	2,192,953
DISH Network Corp., Class A	24,602	810,144
Interpublic Group of Cos., Inc.	28,285	322,732
John Wiley & Sons, Inc., Class A	7,626	362,921
Lamar Advertising Co., Class A*	2,854	92,498
Liberty Global, Inc., Class A*	45,489	2,278,089
McGraw-Hill Cos., Inc.	37,553	1,820,194
Morningstar, Inc.	3,994	251,822
Omnicom Group, Inc.	46,121	2,336,029
Pandora Media, Inc.*	1,549	15,815
Regal Entertainment Group, Class A	4,424	60,166
Scripps Networks Interactive, Inc., Class A	14,564	709,121
Sirius XM Radio, Inc.*	648,665	1,498,416
Thomson Reuters Corp.	29,059	839,805
Time Warner Cable, Inc.	52,396	4,270,274
Viacom, Inc., Class B	90,666	4,303,008
Virgin Media, Inc.	45,800	1,144,084
		36,971,811
Multiline Retail (1.3%)
Big Lots, Inc.*	3,691	158,787
Dollar General Corp.*	497,606	22,989,397
Dollar Tree, Inc.*	18,983	1,793,704
Family Dollar Stores, Inc.	20,099	1,271,865
Kohl’s Corp.	35,161	1,759,105
Macy’s, Inc.	8,649	343,625
Nordstrom, Inc.	25,284	1,408,824
Target Corp.	5,976	348,221
		30,073,528
Specialty Retail (3.1%)
Aaron’s, Inc.	9,029	233,851
Abercrombie & Fitch Co., Class A	12,358	613,080
Advance Auto Parts, Inc.	12,126	1,074,000
AutoNation, Inc.*	2,801	96,102
AutoZone, Inc.*	4,146	1,541,483
Bed Bath & Beyond, Inc.*	40,862	2,687,494
CarMax, Inc.*	6,098	211,296
Chico’s FAS, Inc.	19,202	289,950
Dick’s Sporting Goods, Inc.	15,416	741,201
DSW, Inc., Class A	3,610	197,720
Guess?, Inc.	10,609	331,531
Home Depot, Inc.	497,315	25,019,918
Limited Brands, Inc.	40,946	1,965,408
O’Reilly Automotive, Inc.*	21,045	1,922,461
PetSmart, Inc.	18,644	1,066,810
Ross Stores, Inc.	38,583	2,241,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*	14,406	$357,269
Tiffany & Co.	20,978	1,450,209
TJX Cos., Inc.	602,789	23,936,751
Tractor Supply Co.	11,883	1,076,124
Ulta Salon Cosmetics & Fragrance, Inc.	7,424	689,615
Urban Outfitters, Inc.*	17,807	518,362
Williams-Sonoma, Inc.	8,950	335,446

		68,597,753

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	48,157	3,721,573
Deckers Outdoor Corp.*	6,332	399,233
Fossil, Inc.*	8,606	1,135,820
Hanesbrands, Inc.*	15,802	466,791
Michael Kors Holdings Ltd.*	7,089	330,276
NIKE, Inc., Class B	300,767	32,615,173
PVH Corp.	1,457	130,154
Ralph Lauren Corp.	10,314	1,798,040
Under Armour, Inc., Class A*	5,960	560,240

		41,157,300

Total Consumer Discretionary		384,665,345

Consumer Staples (7.6%)
Beverages (2.1%)
Brown-Forman Corp., Class B	14,374	1,198,648
Coca-Cola Co.	324,218	23,995,374
Coca-Cola Enterprises, Inc.	38,035	1,087,801
Dr. Pepper Snapple Group, Inc.	36,359	1,461,996
Monster Beverage Corp.*	22,943	1,424,531
PepsiCo, Inc.	259,401	17,211,256

		46,379,606

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	71,666	6,507,273
Kroger Co.	70,211	1,701,213
Sysco Corp.	95,705	2,857,751
Walgreen Co.	141,885	4,751,729
Wal-Mart Stores, Inc.	221,322	13,544,906
Whole Foods Market, Inc.	25,380	2,111,616

		31,474,488

Food Products (1.8%)
Bunge Ltd.	6,196	424,054
Campbell Soup Co.	21,981	744,057
ConAgra Foods, Inc.	8,441	221,661
Corn Products International, Inc.	10,095	581,977
Flowers Foods, Inc.	18,309	372,954
General Mills, Inc.	78,954	3,114,735
Green Mountain Coffee Roasters, Inc.*	20,181	945,278
H.J. Heinz Co.	30,852	1,652,125
Hershey Co.	18,641	1,143,252
Hormel Foods Corp.	11,935	352,321
Kellogg Co.	37,746	2,024,318
McCormick & Co., Inc. (Non-Voting)	14,834	807,415
Mead Johnson Nutrition Co.	318,119	26,238,455
Sara Lee Corp.	79,745	1,716,910

		40,339,512

Household Products (0.6%)
Church & Dwight Co., Inc.	13,544	666,229
Clorox Co.	1,266	87,038
Colgate-Palmolive Co.	72,347	7,074,090
Kimberly-Clark Corp.	56,516	4,175,967
Procter & Gamble Co.	30,681	2,062,070

		14,065,394

Personal Products (0.2%)
Avon Products, Inc.	70,690	1,368,558
Estee Lauder Cos., Inc., Class A	37,026	2,293,390
Herbalife Ltd.	19,590	1,348,184

		5,010,132

Tobacco (1.5%)
Altria Group, Inc.	256,227	7,909,727
Philip Morris International, Inc.	264,127	23,404,293
Reynolds American, Inc.	16,733	693,416

		32,007,436

Total Consumer Staples		169,276,568

Energy (7.8%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	2,656	119,228
Baker Hughes, Inc.	28,416	1,191,767
Cameron International Corp.*	29,660	1,566,938
CARBO Ceramics, Inc.	3,140	331,113
Core Laboratories N.V.	7,468	982,565
Diamond Offshore Drilling, Inc.	5,319	355,043
Dresser-Rand Group, Inc.*	12,339	572,406
FMC Technologies, Inc.*	39,426	1,987,859
Halliburton Co.	597,227	19,821,964
Helmerich & Payne, Inc.	14,542	784,541
McDermott International, Inc.*	33,594	430,339
Oceaneering International, Inc.	17,856	962,260
Oil States International, Inc.*	7,052	550,479
Patterson-UTI Energy, Inc.	2,816	48,689
Rowan Cos., Inc.*	3,449	113,575
RPC, Inc.	10,541	111,835
Schlumberger Ltd.	222,687	15,572,502
Superior Energy Services, Inc.*	25,286	666,539
Tidewater, Inc.	549	29,657

		46,199,299

Oil, Gas & Consumable Fuels (5.7%)
Alpha Natural Resources, Inc.*	20,801	316,383
Anadarko Petroleum Corp.	88,839	6,959,647
Apache Corp.	18,129	1,820,877
Arch Coal, Inc.	3,668	39,284
Cabot Oil & Gas Corp.	34,332	1,070,128
Chevron Corp.	18,801	2,016,219
Cimarex Energy Co.	3,723	280,975
Cobalt International Energy, Inc.*	18,053	542,132
Concho Resources, Inc.*	16,973	1,732,604
Consol Energy, Inc.	37,223	1,269,304
Continental Resources, Inc.*	6,857	588,468
Denbury Resources, Inc.*	55,030	1,003,197
El Paso Corp.	118,695	3,507,437
EOG Resources, Inc.	44,071	4,896,288
EQT Corp.	8,617	415,426
EXCO Resources, Inc.	22,337	148,094
Exxon Mobil Corp.	596,606	51,743,638
Forest Oil Corp.*	14,606	177,025
HollyFrontier Corp.	31,393	1,009,285
Kinder Morgan, Inc.	397,913	15,379,337
Kosmos Energy Ltd.*	4,542	60,136
Laredo Petroleum Holdings, Inc.*	2,098	49,177
Murphy Oil Corp.	4,847	272,741
Newfield Exploration Co.*	12,700	440,436
Noble Energy, Inc.	5,807	567,809
Occidental Petroleum Corp.	225,787	21,501,696
Peabody Energy Corp.	44,449	1,287,243
Pioneer Natural Resources Co.	16,405	1,830,634
QEP Resources, Inc.	22,710	692,655
Quicksilver Resources, Inc.*	1,354	6,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Range Resources Corp.	26,383	$1,533,908
SandRidge Energy, Inc.*	67,110	525,471
SM Energy Co.	8,416	595,600
Southwestern Energy Co.*	57,078	1,746,587
Ultra Petroleum Corp.*	25,028	566,384
Whiting Petroleum Corp.*	19,291	1,047,501

		127,640,550

Total Energy		173,839,849

Financials (4.9%)
Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	6,082	680,029
BlackRock, Inc.	6,936	1,421,186
Charles Schwab Corp.	171,801	2,468,780
Eaton Vance Corp.	19,442	555,652
Federated Investors, Inc., Class B	11,990	268,696
Franklin Resources, Inc.	23,767	2,947,821
Greenhill & Co., Inc.	4,860	212,090
Lazard Ltd., Class A	18,154	518,478
LPL Investment Holdings, Inc.*	4,733	179,570
SEI Investments Co.	23,850	493,457
T. Rowe Price Group, Inc.	42,605	2,782,107
TD Ameritrade Holding Corp.	35,805	706,791
Waddell & Reed Financial, Inc., Class A	14,136	458,148

		13,692,805

Commercial Banks (2.2%)
U.S. Bancorp	564,502	17,883,423
Wells Fargo & Co.	904,249	30,871,061

		48,754,484

Consumer Finance (0.8%)
American Express Co.	293,891	17,004,533
Discover Financial Services	8,848	294,993
Green Dot Corp., Class A*	3,071	81,443

		17,380,969

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	8,634	245,378
IntercontinentalExchange, Inc.*	12,071	1,658,797
Moody’s Corp.	32,766	1,379,449
MSCI, Inc., Class A*	19,664	723,832
NASDAQ OMX Group, Inc.*	2,481	64,258
NYSE Euronext	13,244	397,452

		4,469,166

Insurance (0.0%)
Erie Indemnity Co., Class A	4,530	353,068
Validus Holdings Ltd.	1,752	54,225

		407,293

Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	65,132	4,104,619
Apartment Investment & Management Co. (REIT), Class A	13,269	350,434
Boston Properties, Inc. (REIT)	19,615	2,059,379
Camden Property Trust (REIT)	9,336	613,842
Corporate Office Properties Trust/Maryland (REIT)	3,674	85,273
Digital Realty Trust, Inc. (REIT)	17,607	1,302,390
Equity Residential (REIT)	3,524	220,673
Essex Property Trust, Inc. (REIT)	3,188	483,014
Federal Realty Investment Trust (REIT)	7,702	745,476
Macerich Co. (REIT)	7,673	443,116
Plum Creek Timber Co., Inc. (REIT)	15,984	664,295
Public Storage (REIT)	21,698	2,998,013
Rayonier, Inc. (REIT)	20,031	883,167
Simon Property Group, Inc. (REIT)	39,350	5,732,508
UDR, Inc. (REIT)	2,725	72,785
Ventas, Inc. (REIT)	25,274	1,443,145
Vornado Realty Trust (REIT)	3,319	279,460
Weyerhaeuser Co. (REIT)	25,569	560,472

		23,042,061

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	47,834	954,767
Jones Lang LaSalle, Inc.	5,444	453,539

		1,408,306

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,861	57,464
People’s United Financial, Inc.	11,564	153,107

		210,571

Total Financials		109,365,655

Health Care (8.2%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	30,164	2,801,029
Amylin Pharmaceuticals, Inc.*	23,672	590,853
Biogen Idec, Inc.*	211,443	26,635,475
BioMarin Pharmaceutical, Inc.*	18,158	621,911
Celgene Corp.*	72,016	5,582,680
Dendreon Corp.*	25,241	268,943
Gilead Sciences, Inc.*	129,216	6,312,202
Human Genome Sciences, Inc.*	31,038	255,753
Myriad Genetics, Inc.*	14,107	333,772
Regeneron Pharmaceuticals, Inc.*	11,980	1,397,108
United Therapeutics Corp.*	7,847	369,829
Vertex Pharmaceuticals, Inc.*	29,959	1,228,618

		46,398,173

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	84,280	5,038,258
Becton, Dickinson and Co.	35,880	2,786,082
C.R. Bard, Inc.	14,071	1,389,089
CareFusion Corp.*	11,453	296,976
Cooper Cos., Inc.	2,046	167,179
Covidien plc	43,432	2,374,862
DENTSPLY International, Inc.	9,398	377,142
Edwards Lifesciences Corp.*	18,842	1,370,379
Gen-Probe, Inc.*	7,391	490,836
Hill-Rom Holdings, Inc.	9,370	313,052
IDEXX Laboratories, Inc.*	9,386	820,806
Intuitive Surgical, Inc.*	6,444	3,491,037
Medtronic, Inc.	151,626	5,942,223
ResMed, Inc.*	23,671	731,670
Sirona Dental Systems, Inc.*	9,129	470,509
St. Jude Medical, Inc.	53,958	2,390,879
Stryker Corp.	51,422	2,852,892
Thoratec Corp.*	9,400	316,874
Varian Medical Systems, Inc.*	19,258	1,328,032

		32,948,777

Health Care Providers & Services (1.1%)
AMERIGROUP Corp.*	4,783	321,800
AmerisourceBergen Corp.	42,367	1,681,123
Brookdale Senior Living, Inc.*	13,876	259,759
Cardinal Health, Inc.	28,811	1,242,042
Catalyst Health Solutions, Inc.*	6,975	444,517
DaVita, Inc.*	15,694	1,415,128
Express Scripts, Inc.*	80,167	4,343,448
HCA Holdings, Inc.	11,197	277,014
Health Management Associates, Inc., Class A*	41,451	278,551
Henry Schein, Inc.*	7,985	604,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	16,457	$1,506,474
Lincare Holdings, Inc.	14,549	376,528
McKesson Corp.	41,356	3,629,816
Medco Health Solutions, Inc.*	65,648	4,615,054
MEDNAX, Inc.*	7,878	585,887
Patterson Cos., Inc.	6,076	202,938
Quest Diagnostics, Inc.	23,728	1,450,967
Tenet Healthcare Corp.*	4,158	22,079
Universal Health Services, Inc., Class B	14,788	619,765

		23,877,195

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	25,101	416,677
Cerner Corp.*	23,351	1,778,412
SXC Health Solutions Corp.*	10,129	759,270

		2,954,359

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	57,095	2,541,298
Bruker Corp.*	13,875	212,426
Charles River Laboratories International, Inc.*	8,031	289,839
Covance, Inc.*	9,930	472,966
Illumina, Inc.*	20,244	1,065,037
Life Technologies Corp.*	2,545	124,247
Mettler-Toledo International, Inc.*	5,288	976,958
Techne Corp.	6,088	426,769
Waters Corp.*	15,034	1,393,050

		7,502,590

Pharmaceuticals (3.1%)
Abbott Laboratories	239,514	14,679,813
Allergan, Inc.	271,345	25,894,453
Bristol-Myers Squibb Co.	391,032	13,197,330
Eli Lilly and Co.	55,498	2,234,904
Endo Pharmaceuticals Holdings, Inc.*	19,076	738,813
Hospira, Inc.*	23,169	866,289
Johnson & Johnson	91,807	6,055,590
Mylan, Inc.*	65,304	1,531,379
Perrigo Co.	13,634	1,408,529
Warner Chilcott plc, Class A*	25,317	425,579
Watson Pharmaceuticals, Inc.*	19,603	1,314,577

		68,347,256

Total Health Care		182,028,350

Industrials (9.7%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.	363	18,194
BE Aerospace, Inc.*	15,026	698,258
Boeing Co.	107,444	7,990,610
Goodrich Corp.	8,400	1,053,696
Honeywell International, Inc.	129,126	7,883,142
Lockheed Martin Corp.	37,941	3,409,378
Precision Castparts Corp.	118,721	20,526,861
Rockwell Collins, Inc.	24,015	1,382,303
Spirit AeroSystems Holdings, Inc., Class A*	3,965	96,984
Textron, Inc.	2,626	73,082
TransDigm Group, Inc.*	8,224	952,010
United Technologies Corp.	142,090	11,784,945

		55,869,463

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	27,168	1,779,232
Expeditors International of Washington, Inc.	34,878	1,622,176
FedEx Corp.	2,996	$275,512
United Parcel Service, Inc., Class B	120,564	9,731,926
UTi Worldwide, Inc.	15,164	261,276

		13,670,122

Airlines (0.1%)
Copa Holdings S.A., Class A	4,138	327,730
Delta Air Lines, Inc.*	83,694	829,407
Southwest Airlines Co.	22,824	188,070
United Continental Holdings, Inc.*	46,455	998,782

		2,343,989

Building Products (0.1%)
Armstrong World Industries, Inc.	347	16,923
Lennox International, Inc.	8,732	351,900
Masco Corp.	58,614	783,669

		1,152,492

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	1,041	31,365
Copart, Inc.*	18,300	477,081
Covanta Holding Corp.	1,285	20,856
Iron Mountain, Inc.	25,223	726,422
KAR Auction Services, Inc.*	950	15,400
Stericycle, Inc.*	14,116	1,180,662
Waste Connections, Inc.	17,717	576,334

		3,028,120

Construction & Engineering (0.1%)
AECOM Technology Corp.*	8,748	195,693
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,454	408,318
Fluor Corp.	28,624	1,718,585
KBR, Inc.	1,620	57,591

		2,380,187

Electrical Equipment (1.1%)
AMETEK, Inc.	26,445	1,282,847
Babcock & Wilcox Co.*	19,243	495,507
Cooper Industries plc	17,675	1,130,316
Emerson Electric Co.	123,310	6,434,316
General Cable Corp.*	4,437	129,028
GrafTech International Ltd.*	1,127	13,456
Polypore International, Inc.*	6,391	224,708
Rockwell Automation, Inc.	150,653	12,007,044
Roper Industries, Inc.	15,756	1,562,365
Thomas & Betts Corp.*	2,081	149,645

		23,429,232

Industrial Conglomerates (0.6%)
3M Co.	102,955	9,184,616
Carlisle Cos., Inc.	856	42,731
Danaher Corp.	90,165	5,049,240

		14,276,587

Machinery (2.9%)
Caterpillar, Inc.	105,797	11,269,496
Cummins, Inc.	205,822	24,706,873
Deere & Co.	68,907	5,574,576
Donaldson Co., Inc.	25,064	895,537
Dover Corp.	23,845	1,500,804
Eaton Corp.	21,260	1,059,386
Flowserve Corp.	8,357	965,317
Gardner Denver, Inc.	8,557	539,262
Graco, Inc.	9,929	526,833
Harsco Corp.	1,225	28,739
IDEX Corp.	12,157	512,174
Illinois Tool Works, Inc.	68,329	3,902,952
Ingersoll-Rand plc	40,598	1,678,727
Joy Global, Inc.	17,215	1,265,303
Kennametal, Inc.	1,567	69,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln Electric Holdings, Inc.	8,475	$384,087
Manitowoc Co., Inc.	21,580	299,099
Navistar International Corp.*	6,102	246,826
Nordson Corp.	9,445	514,847
PACCAR, Inc.	59,947	2,807,318
Pall Corp.	19,093	1,138,516
Parker Hannifin Corp.	10,254	866,976
Snap-on, Inc.	1,728	105,356
SPX Corp.	2,290	177,544
Timken Co.	12,079	612,888
Toro Co.	5,131	364,865
Valmont Industries, Inc.	3,720	436,765
WABCO Holdings, Inc.*	11,044	667,941
Wabtec Corp.	7,904	595,725

		63,714,511

Marine (0.0%)
Kirby Corp.*	6,232	410,003

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,135	689,278
Equifax, Inc.	1,076	47,624
IHS, Inc., Class A*	8,087	757,347
Nielsen Holdings N.V.*	11,362	342,451
Robert Half International, Inc.	24,025	727,957
Towers Watson & Co., Class A	1,937	127,978
Verisk Analytics, Inc., Class A*	16,379	769,322

		3,461,957

Road & Rail (1.2%)
Con-way, Inc.	806	26,284
CSX Corp.	181,096	3,897,186
Hertz Global Holdings, Inc.*	40,022	601,931
J.B. Hunt Transport Services, Inc.	14,957	813,212
Kansas City Southern*	13,544	970,969
Landstar System, Inc.	7,861	453,737
Union Pacific Corp.	195,208	20,980,956

		27,744,275

Trading Companies & Distributors (0.2%)
Fastenal Co.	48,377	2,617,196
MSC Industrial Direct Co., Inc., Class A	7,252	603,947
W.W. Grainger, Inc.	9,346	2,007,614
WESCO International, Inc.*	3,333	217,678

		5,446,435

Total Industrials		216,927,373

Information Technology (24.8%)
Communications Equipment (2.4%)
Acme Packet, Inc.*	8,753	240,882
Ciena Corp.*	15,561	251,933
F5 Networks, Inc.*	13,322	1,797,937
Harris Corp.	5,221	235,363
JDS Uniphase Corp.*	37,095	537,506
Juniper Networks, Inc.*	87,492	2,001,817
Polycom, Inc.*	28,884	550,818
QUALCOMM, Inc.	704,471	47,918,117
Riverbed Technology, Inc.*	25,122	705,426

		54,239,799

Computers & Peripherals (7.6%)
Apple, Inc.*	255,985	153,455,328
Dell, Inc.*	184,962	3,070,369
EMC Corp.*	337,638	10,088,623
Fusion-io, Inc.*	1,638	46,536
NCR Corp.*	20,398	442,841
NetApp, Inc.*	60,340	2,701,422
QLogic Corp.*	13,229	$234,947

		170,040,066

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	27,180	1,624,549
Arrow Electronics, Inc.*	2,672	112,144
Dolby Laboratories, Inc., Class A*	8,780	334,167
FLIR Systems, Inc.	26,135	661,477
IPG Photonics Corp.*	4,866	253,275
Jabil Circuit, Inc.	26,032	653,924
National Instruments Corp.	14,868	424,035
Trimble Navigation Ltd.*	20,169	1,097,597

		5,161,168

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	27,935	1,025,215
Baidu, Inc. (ADR)*	178,730	26,053,472
eBay, Inc.*	103,214	3,807,565
Equinix, Inc.*	7,703	1,212,837
Google, Inc., Class A*	69,807	44,763,041
LinkedIn Corp., Class A*	1,580	161,144
Rackspace Hosting, Inc.*	16,874	975,148
VeriSign, Inc.	26,086	1,000,137
VistaPrint N.V.*	6,064	234,374
WebMD Health Corp.*	9,702	248,177

		79,481,110

IT Services (5.6%)
Accenture plc, Class A	384,483	24,799,154
Alliance Data Systems Corp.*	8,390	1,056,804
Automatic Data Processing, Inc.	82,049	4,528,284
Booz Allen Hamilton Holding Corp.	1,842	31,369
Broadridge Financial Solutions, Inc.	19,067	455,892
Cognizant Technology Solutions Corp., Class A*	49,905	3,840,190
DST Systems, Inc.	828	44,903
Fiserv, Inc.*	18,914	1,312,443
FleetCor Technologies, Inc.*	2,434	94,366
Gartner, Inc.*	15,921	678,871
Genpact Ltd.*	16,002	260,833
Global Payments, Inc.	13,179	625,607
International Business Machines Corp.	198,768	41,472,943
Lender Processing Services, Inc.	14,116	367,016
Mastercard, Inc., Class A	17,598	7,400,663
NeuStar, Inc., Class A*	11,061	412,022
Paychex, Inc.	48,811	1,512,653
SAIC, Inc.*	15,199	200,627
Teradata Corp.*	27,726	1,889,527
VeriFone Systems, Inc.*	16,698	866,125
Visa, Inc., Class A	259,626	30,635,868
Western Union Co.	103,769	1,826,334

		124,312,494

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	8,947	368,437

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	100,609	806,884
Altera Corp.	52,875	2,105,483
Analog Devices, Inc.	49,181	1,986,912
Applied Materials, Inc.	13,590	169,060
Atmel Corp.*	70,084	691,028
Avago Technologies Ltd.	31,443	1,225,334
Broadcom Corp., Class A*	87,938	3,455,963
Cree, Inc.*	1,058	33,465
Cypress Semiconductor Corp.*	25,249	394,642
First Solar, Inc.*	9,744	244,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Freescale Semiconductor Holdings I Ltd.*	4,436	$68,270
Intersil Corp., Class A	10,259	114,901
KLA-Tencor Corp.	21,347	1,161,704
Lam Research Corp.*	20,449	912,434
Linear Technology Corp.	37,445	1,261,897
LSI Corp.*	28,353	246,104
Maxim Integrated Products, Inc.	48,527	1,387,387
MEMC Electronic Materials, Inc.*	22,353	80,694
Microchip Technology, Inc.	31,322	1,165,178
NVIDIA Corp.*	98,603	1,517,500
ON Semiconductor Corp.*	72,790	655,838
PMC-Sierra, Inc.*	2,284	16,513
Silicon Laboratories, Inc.*	6,156	264,708
Skyworks Solutions, Inc.*	30,967	856,238
Texas Instruments, Inc.	120,935	4,064,625
Xilinx, Inc.	43,629	1,589,405

		26,476,254

Software (4.2%)
Adobe Systems, Inc.*	82,748	2,839,084
ANSYS, Inc.*	15,105	982,127
Ariba, Inc.*	15,808	517,080
Autodesk, Inc.*	37,767	1,598,299
BMC Software, Inc.*	26,958	1,082,633
Cadence Design Systems, Inc.*	44,160	522,854
Citrix Systems, Inc.*	30,841	2,433,663
Compuware Corp.*	26,205	240,824
Electronic Arts, Inc.*	54,652	900,665
FactSet Research Systems, Inc.	7,592	751,912
Fortinet, Inc.*	19,629	542,742
Informatica Corp.*	17,317	916,069
Intuit, Inc.	49,631	2,984,312
MICROS Systems, Inc.*	13,277	734,085
Microsoft Corp.	1,217,818	39,274,631
Nuance Communications, Inc.*	39,187	1,002,403
Oracle Corp.	630,333	18,380,510
Red Hat, Inc.*	31,697	1,898,333
Rovi Corp.*	18,483	601,622
Salesforce.com, Inc.*	21,965	3,393,812
Solera Holdings, Inc.	11,564	530,672
Symantec Corp.*	123,957	2,317,996
Synopsys, Inc.*	1,726	52,919
TIBCO Software, Inc.*	27,161	828,411
VMware, Inc., Class A*	79,304	8,911,391
Zynga, Inc., Class A*	14,780	194,357

		94,433,406

Total Information Technology		554,512,734

Materials (4.3%)
Chemicals (3.5%)
Air Products and Chemicals, Inc.	34,754	3,190,417
Airgas, Inc.	12,911	1,148,692
Albemarle Corp.	15,081	963,978
Celanese Corp.	25,629	1,183,547
CF Industries Holdings, Inc.	8,954	1,635,448
Dow Chemical Co.	452,699	15,681,493
E.I. du Pont de Nemours & Co.	152,378	8,060,796
Eastman Chemical Co.	23,359	1,207,427
Ecolab, Inc.	49,199	3,036,562
FMC Corp.	11,792	1,248,301
Huntsman Corp.	6,172	86,470
International Flavors & Fragrances, Inc.	13,157	771,000
Intrepid Potash, Inc.*	8,571	208,532
Kronos Worldwide, Inc.	3,576	89,186

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	3,485	$152,120
Monsanto Co.	295,561	23,573,945
Mosaic Co.	45,194	2,498,776
PPG Industries, Inc.	25,943	2,485,339
Praxair, Inc.	49,808	5,709,989
Rockwood Holdings, Inc.*	10,624	554,042
Scotts Miracle-Gro Co., Class A	6,037	326,964
Sherwin-Williams Co.	14,748	1,602,665
Sigma-Aldrich Corp.	20,019	1,462,588
Solutia, Inc.	20,021	559,387
Valspar Corp.	2,002	96,677
W.R. Grace & Co.*	10,821	625,454
Westlake Chemical Corp.	692	44,835

		78,204,630

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,499	299,619

Containers & Packaging (0.2%)
Ball Corp.	25,627	1,098,886
Crown Holdings, Inc.*	25,652	944,763
Packaging Corp. of America	15,088	446,454
Rock-Tenn Co., Class A	11,337	765,928
Silgan Holdings, Inc.	8,103	358,152

		3,614,183

Metals & Mining (0.6%)
AK Steel Holding Corp.	3,646	27,564
Allegheny Technologies, Inc.	17,369	715,082
Allied Nevada Gold Corp.*	14,606	475,133
Carpenter Technology Corp.	7,208	376,474
Cliffs Natural Resources, Inc.	23,964	1,659,747
Compass Minerals International, Inc.	5,382	386,105
Freeport-McMoRan Copper & Gold, Inc.	155,528	5,916,285
Molycorp, Inc.*	9,175	310,390
Reliance Steel & Aluminum Co.	1,781	100,591
Royal Gold, Inc.	9,652	629,503
Schnitzer Steel Industries, Inc., Class A	1,044	41,650
Southern Copper Corp.	28,274	896,569
Steel Dynamics, Inc.	26,089	379,334
Titanium Metals Corp.	7,450	101,022
Walter Energy, Inc.	10,195	603,646

		12,619,095

Paper & Forest Products (0.0%)
International Paper Co.	15,166	532,327

Total Materials		95,269,854

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Level 3 Communications, Inc.*	3,655	94,043
tw telecom, Inc.*	21,079	467,111
Verizon Communications, Inc.	104,995	4,013,959
Windstream Corp.	53,189	622,843

		5,197,956

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	31,184	71,099
Crown Castle International Corp.*	47,643	2,541,278
MetroPCS Communications, Inc.*	45,450	409,959
NII Holdings, Inc.*	24,373	446,270

	Number of Shares	Value (Note 1)
SBA Communications Corp., Class A*	18,598	$944,964

		4,413,570

Total Telecommunication Services		9,611,526

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	8,355	$642,834

Gas Utilities (0.0%)
National Fuel Gas Co.	1,979	95,229
ONEOK, Inc.	1,319	107,710

		202,939

Water Utilities (0.0%)
Aqua America, Inc.	2,343	52,225

Total Utilities		897,998

Total Common Stocks (84.9%) (Cost $1,320,395,241)		1,896,395,252

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.9%)
iShares Morningstar Large Core Index Fund	26,023	2,085,743
iShares Morningstar Large Growth Index Fund‡	725,765	55,985,512
iShares Morningstar Large Value Index Fund	10,668	674,538
iShares NYSE 100 Index Fund	5,794	380,318
iShares Russell 1000 Growth Index Fund	1,128,073	74,543,064
iShares Russell 1000 Index Fund	7,525	586,649
iShares Russell 1000 Value Index Fund	7,290	510,810
iShares S&P 100 Index Fund	9,287	594,739
iShares S&P 500 Growth Index Fund	629,050	47,411,499
iShares S&P 500 Index Fund	5,279	745,448
iShares S&P 500 Value Index Fund	8,104	526,193
Vanguard Growth ETF	512,322	36,359,492
Vanguard Value ETF	5,800	334,544

Total Investment Companies (9.9%) (Cost $157,781,872)		220,738,549

Total Investments (94.8%) (Cost $1,478,177,113)		2,117,133,801
Other Assets Less Liabilities (5.2%)		116,047,331

Net Assets (100%)		$2,233,181,132

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
iShares Morningstar Large Growth Index Fund	$47,864,202	$—	$—	$55,985,512	$87,347	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	324	June-12	$16,816,636	$17,824,860	$1,008,224
S&P 500 E-Mini Index	1,023	June-12	68,886,591	71,773,680	2,887,089

					$3,895,313

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$384,665,345	$—	$—	$384,665,345
Consumer Staples	168,077,920	1,198,648	—	169,276,568
Energy	173,839,849	—	—	173,839,849
Financials	109,365,655	—	—	109,365,655
Health Care	182,028,350	—	—	182,028,350
Industrials	216,927,373	—	—	216,927,373
Information Technology	553,887,127	—	625,607	554,512,734
Materials	95,269,854	—	—	95,269,854
Telecommunication Services	9,611,526	—	—	9,611,526
Utilities	897,998	—	—	897,998
Futures	3,895,313	—	—	3,895,313
Investment Companies
Exchange Traded Funds (ETFs)	220,738,549	$—	—	220,738,549

Total Assets	$2,119,204,859	$1,198,648	$625,607	$2,121,029,114

Total Liabilities	$—	$—	$—	$—

Total	$2,119,204,859	$1,198,648	$625,607	$2,121,029,114

(a)	A Security with a market value of $1,198,648 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	775
Purchases	5,007
Sales	—
Issuances	—
Settlements	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Transfers into Level 3	619,825
Transfers out of Level 3	—

Balance as of 3/31/12	$625,607

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$775

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks - Information Technology	$625,607	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$625,607

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$92,001,325
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$150,343,465

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,574,470
Aggregate gross unrealized depreciation	(27,120,635)

Net unrealized appreciation	$597,453,835

Federal income tax cost of investments	$1,519,679,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.5%)
Autoliv, Inc.	4,567	$306,217
Delphi Automotive plc*	3,400	107,440
Federal-Mogul Corp.*	702	12,081
Johnson Controls, Inc.	25,786	837,529
Lear Corp.	5,140	238,959
TRW Automotive Holdings Corp.*	4,915	228,302
Visteon Corp.*	2,500	132,500

		1,863,028

Automobiles (0.6%)
Ford Motor Co.	83,100	1,037,919
General Motors Co.*	38,700	992,655
Thor Industries, Inc.	2,300	72,588

		2,103,162

Distributors (0.1%)
Genuine Parts Co.	5,742	360,311

Diversified Consumer Services (0.1%)
Career Education Corp.*	3,300	26,598
DeVry, Inc.	700	23,709
Education Management Corp.*	2,057	28,160
H&R Block, Inc.	6,659	109,674
Service Corp. International	11,632	130,976

		319,117

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	57	1,570
Carnival Corp.	21,688	695,751
Choice Hotels International, Inc.	1,247	46,563
Hyatt Hotels Corp., Class A*	2,025	86,508
International Game Technology	7,700	129,283
MGM Resorts International*	13,516	184,088
Penn National Gaming, Inc.*	3,437	147,722
Royal Caribbean Cruises Ltd.	3,194	94,000
Wendy’s Co.	15,048	75,391
WMS Industries, Inc.*	3,000	71,190
Wyndham Worldwide Corp.	7,659	356,220

		1,888,286

Household Durables (0.6%)
D.R. Horton, Inc.	13,527	205,205
Garmin Ltd.	5,285	248,131
Harman International Industries, Inc.	1,224	57,295
Jarden Corp.	4,715	189,684
Leggett & Platt, Inc.	1,862	42,845
Lennar Corp., Class A	8,400	228,312
Mohawk Industries, Inc.*	2,727	181,373
Newell Rubbermaid, Inc.	14,935	265,992
NVR, Inc.*	200	145,266
PulteGroup, Inc.*	17,297	153,078
Toll Brothers, Inc.*	7,375	176,926
Whirlpool Corp.	4,016	308,670

		2,202,777

Internet & Catalog Retail (0.2%)
Expedia, Inc.	2,100	70,224
Liberty Interactive Corp.*	30,589	583,944
TripAdvisor, Inc.*	2,100	74,907

		729,075

Leisure Equipment & Products (0.1%)
Mattel, Inc.	4,723	158,976

Media (3.6%)
CBS Corp., Class B	28,766	975,455
Clear Channel Outdoor Holdings, Inc., Class A*	2,116	16,886
Comcast Corp., Class A	79,200	2,376,792
DISH Network Corp., Class A	2,624	86,408
DreamWorks Animation SKG, Inc., Class A*	3,800	70,110
Gannett Co., Inc.	12,273	188,145
Interpublic Group of Cos., Inc.	14,200	162,022
Lamar Advertising Co., Class A*	2,404	77,914
Liberty Media Corp. - Liberty Capital*	5,886	518,851
Madison Square Garden Co., Class A*	3,286	112,381
McGraw-Hill Cos., Inc.	2,403	116,473
News Corp., Class A	109,720	2,160,387
Regal Entertainment Group, Class A	2,352	31,987
Thomson Reuters Corp.	9,943	287,353
Time Warner, Inc.	50,745	1,915,624
Walt Disney Co.	90,963	3,982,360
Washington Post Co., Class B	263	98,249

		13,177,397

Multiline Retail (0.9%)
Big Lots, Inc.*	2,300	98,946
Dillard’s, Inc., Class A	1,500	94,530
J.C. Penney Co., Inc.	8,759	310,331
Kohl’s Corp.	2,241	112,117
Macy’s, Inc.	18,890	750,500
Sears Holdings Corp.*	2,002	132,633
Target Corp.	33,100	1,928,737

		3,427,794

Specialty Retail (1.8%)
Aaron’s, Inc.	1,167	30,225
Abercrombie & Fitch Co., Class A	660	32,743
American Eagle Outfitters, Inc.	10,229	175,836
AutoNation, Inc.*	1,107	37,981
Best Buy Co., Inc.	14,900	352,832
CarMax, Inc.*	9,500	329,175
Chico’s FAS, Inc.	3,100	46,810
Foot Locker, Inc.	7,491	232,596
GameStop Corp., Class A	7,192	157,073
Gap, Inc.	17,897	467,828
Home Depot, Inc.	32,200	1,619,982
Lowe’s Cos., Inc.	66,236	2,078,486
Orchard Supply Hardware Stores Corp., Class A*	90	1,858
RadioShack Corp.	5,122	31,859
Signet Jewelers Ltd.	4,271	201,933
Staples, Inc.	36,000	582,480
Williams-Sonoma, Inc.	2,700	101,196

		6,480,893

Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	2,500	223,325
VF Corp.	4,480	653,990

		877,315

Total Consumer Discretionary		33,588,131

Consumer Staples (7.6%)
Beverages (0.3%)
Beam, Inc.	7,747	453,742
Brown-Forman Corp., Class B	768	64,044
Coca-Cola Enterprises, Inc.	3,999	114,371
Constellation Brands, Inc., Class A*	9,050	213,489
Molson Coors Brewing Co., Class B	6,949	314,442

		1,160,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.4%)
CVS Caremark Corp.	69,275	$3,103,520
Kroger Co.	7,054	170,918
Safeway, Inc.	13,684	276,554
SUPERVALU, Inc.	11,903	67,966
Walgreen Co.	2,698	90,356
Wal-Mart Stores, Inc.	21,882	1,339,178

		5,048,492

Food Products (2.3%)
Archer-Daniels-Midland Co.	34,416	1,089,611
Bunge Ltd.	5,511	377,173
Campbell Soup Co.	2,234	75,621
ConAgra Foods, Inc.	18,135	476,225
Corn Products International, Inc.	729	42,027
Dean Foods Co.*	10,102	122,335
General Mills, Inc.	7,872	310,550
H.J. Heinz Co.	6,791	363,658
Hershey Co.	2,035	124,807
Hormel Foods Corp.	3,351	98,921
J.M. Smucker Co.	5,919	481,570
Kellogg Co.	815	43,708
Kraft Foods, Inc., Class A	84,362	3,206,600
McCormick & Co., Inc. (Non-Voting)	2,188	119,093
Mead Johnson Nutrition Co.	8,431	695,389
Post Holdings, Inc.*	1,345	44,291
Ralcorp Holdings, Inc.*	2,690	199,302
Sara Lee Corp.	5,212	112,214
Smithfield Foods, Inc.*	8,336	183,642
Tyson Foods, Inc., Class A	15,524	297,285

		8,464,022

Household Products (2.8%)
Church & Dwight Co., Inc.	3,200	157,408
Clorox Co.	6,404	440,275
Colgate-Palmolive Co.	2,446	239,170
Energizer Holdings, Inc.*	3,494	259,185
Kimberly-Clark Corp.	2,405	177,705
Procter & Gamble Co.	132,571	8,910,097

		10,183,840

Tobacco (0.8%)
Altria Group, Inc.	27,033	834,509
Lorillard, Inc.	6,832	884,607
Philip Morris International, Inc.	8,563	758,768
Reynolds American, Inc.	11,896	492,970

		2,970,854

Total Consumer Staples		27,827,296

Energy (11.5%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	1,977	88,748
Baker Hughes, Inc.	13,149	551,469
Cameron International Corp.*	3,408	180,045
Diamond Offshore Drilling, Inc.	1,925	128,494
Helmerich & Payne, Inc.	356	19,206
McDermott International, Inc.*	1,578	20,214
Nabors Industries Ltd.*	14,153	247,536
National Oilwell Varco, Inc.	21,449	1,704,552
Oil States International, Inc.*	450	35,127
Patterson-UTI Energy, Inc.	7,257	125,473
Rowan Cos., Inc.*	5,628	185,330
SEACOR Holdings, Inc.*	1,106	105,933
Tidewater, Inc.	2,539	137,157
Unit Corp.*	2,177	93,088

		3,622,372

Oil, Gas & Consumable Fuels (10.5%)
Alpha Natural Resources, Inc.*	5,292	80,491
Anadarko Petroleum Corp.	21,386	1,675,379
Apache Corp.	13,858	1,391,898
Arch Coal, Inc.	9,762	104,551
Chesapeake Energy Corp.	33,397	773,808
Chevron Corp.	96,507	10,349,411
Cimarex Energy Co.	3,100	233,957
Cobalt International Energy, Inc.*	446	13,393
ConocoPhillips	67,570	5,135,996
Denbury Resources, Inc.*	3,584	65,336
Devon Energy Corp.	21,435	1,524,457
El Paso Corp.	2,382	70,388
Energen Corp.	3,740	183,821
EQT Corp.	4,305	207,544
Exxon Mobil Corp.	65,799	5,706,747
Forest Oil Corp.*	1,262	15,295
Hess Corp.	15,418	908,891
Kinder Morgan, Inc.	2,900	112,085
Marathon Oil Corp.	36,348	1,152,232
Marathon Petroleum Corp.	18,174	788,025
Murphy Oil Corp.	8,287	466,309
Newfield Exploration Co.*	2,970	103,000
Noble Energy, Inc.	7,179	701,963
Occidental Petroleum Corp.	29,610	2,819,760
Pioneer Natural Resources Co.	1,169	130,449
Plains Exploration & Production Co.*	6,930	295,565
QEP Resources, Inc.	1,954	59,597
Quicksilver Resources, Inc.*	6,061	30,547
SM Energy Co.	597	42,250
Spectra Energy Corp.	33,007	1,041,371
Sunoco, Inc.	5,422	206,849
Teekay Corp.	2,333	81,072
Tesoro Corp.*	7,152	191,960
Valero Energy Corp.	28,986	746,969
Williams Cos., Inc.	29,904	921,342
WPX Energy, Inc.*	9,801	176,516

		38,509,224

Total Energy		42,131,596

Financials (26.5%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	800	89,448
American Capital Ltd.*	16,000	138,720
Ameriprise Financial, Inc.	11,410	651,853
Ares Capital Corp.	11,433	186,929
Bank of New York Mellon Corp.	63,399	1,529,818
BlackRock, Inc.	2,164	443,404
E*TRADE Financial Corp.*	13,222	144,781
Federated Investors, Inc., Class B	907	20,326
Goldman Sachs Group, Inc.	26,427	3,286,726
Invesco Ltd.	23,531	627,572
Janus Capital Group, Inc.	9,382	83,594
Jefferies Group, Inc.	6,478	122,045
Legg Mason, Inc.	6,926	193,443
LPL Investment Holdings, Inc.*	257	9,751
Morgan Stanley	78,267	1,537,164
Northern Trust Corp.	10,981	521,048
Raymond James Financial, Inc.	5,392	196,970
State Street Corp.	25,628	1,166,074

		10,949,666

Commercial Banks (5.4%)
Associated Banc-Corp	8,902	124,272
Bank of Hawaii Corp.	2,424	117,200
BB&T Corp.	35,433	1,112,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
BOK Financial Corp.	1,396	$78,567
CapitalSource, Inc.	12,049	79,523
CIT Group, Inc.*	10,212	421,143
City National Corp./California	2,487	130,493
Comerica, Inc.	10,405	336,706
Commerce Bancshares, Inc./Missouri	3,897	157,906
Cullen/Frost Bankers, Inc.	2,647	154,029
East West Bancorp, Inc.	7,434	171,651
Fifth Third Bancorp	46,688	655,966
First Citizens BancShares, Inc./North Carolina, Class A	263	48,047
First Horizon National Corp.	13,284	137,888
First Niagara Financial Group, Inc.	17,458	171,787
First Republic Bank/California*	3,900	128,466
Fulton Financial Corp.	9,695	101,797
Huntington Bancshares, Inc./Ohio	44,125	284,606
KeyCorp	49,012	416,602
M&T Bank Corp.	6,544	568,543
PNC Financial Services Group, Inc.	26,789	1,727,623
Popular, Inc.*	57,024	116,899
Regions Financial Corp.	71,968	474,269
SunTrust Banks, Inc.	27,174	656,796
Synovus Financial Corp.	43,538	89,253
TCF Financial Corp.	7,849	93,325
U.S. Bancorp	98,350	3,115,728
Valley National Bancorp	9,021	116,822
Wells Fargo & Co.	233,334	7,966,023
Zions Bancorp	9,668	207,475

		19,961,647

Consumer Finance (1.1%)
American Express Co.	21,100	1,220,846
Capital One Financial Corp.	25,630	1,428,616
Discover Financial Services	24,919	830,799
SLM Corp.	26,789	422,195

		3,902,456

Diversified Financial Services (5.9%)
Bank of America Corp.	547,072	5,235,479
Citigroup, Inc.	148,142	5,414,590
CME Group, Inc.	3,380	977,935
Interactive Brokers Group, Inc., Class A	1,419	24,123
JPMorgan Chase & Co.	202,204	9,297,340
Leucadia National Corp.	10,166	265,333
NASDAQ OMX Group, Inc.*	5,174	134,007
NYSE Euronext	8,850	265,588

		21,614,395

Insurance (7.3%)
ACE Ltd.	17,358	1,270,605
Aflac, Inc.	23,815	1,095,252
Alleghany Corp.*	780	256,698
Allied World Assurance Co. Holdings AG	1,821	125,048
Allstate Corp.	26,588	875,277
American Financial Group, Inc./Ohio	4,191	161,689
American International Group, Inc.*	22,706	700,026
American National Insurance Co.	282	20,451
Aon Corp.	16,807	824,551
Arch Capital Group Ltd.*	6,601	245,821
Arthur J. Gallagher & Co.	5,832	208,436
Aspen Insurance Holdings Ltd.	3,601	100,612
Assurant, Inc.	4,461	180,670
Assured Guaranty Ltd.	9,454	156,180
Axis Capital Holdings Ltd.	6,806	225,755
Berkshire Hathaway, Inc., Class B*	89,298	7,246,533
Brown & Brown, Inc.	6,085	144,701
Chubb Corp.	14,006	967,955
Cincinnati Financial Corp.	7,756	267,659
CNA Financial Corp.	1,060	31,090
Endurance Specialty Holdings Ltd.	2,004	81,483
Everest Reinsurance Group Ltd.	2,412	223,158
Fidelity National Financial, Inc., Class A	11,937	215,224
Genworth Financial, Inc., Class A*	25,834	214,939
Hanover Insurance Group, Inc.	2,459	101,114
Hartford Financial Services Group, Inc.	22,699	478,495
HCC Insurance Holdings, Inc.	5,658	176,360
Kemper Corp.	2,478	75,034
Lincoln National Corp.	14,814	390,497
Loews Corp.	15,985	637,322
Markel Corp.*	465	208,757
Marsh & McLennan Cos., Inc.	27,943	916,251
MBIA, Inc.*	7,145	70,021
Mercury General Corp.	1,474	64,473
MetLife, Inc.	41,630	1,554,880
Old Republic International Corp.	13,984	147,531
PartnerReinsurance Ltd.	3,293	223,562
Principal Financial Group, Inc.	15,984	471,688
Progressive Corp.	31,485	729,822
Protective Life Corp.	4,743	140,488
Prudential Financial, Inc.	24,611	1,560,091
Reinsurance Group of America, Inc.	3,703	220,217
RenaissanceReinsurance Holdings Ltd.	2,651	200,760
StanCorp Financial Group, Inc.	2,368	96,946
Torchmark Corp.	5,408	269,589
Travelers Cos., Inc.	20,175	1,194,360
Unum Group	14,889	364,483
Validus Holdings Ltd.	3,227	99,876
W. R. Berkley Corp.	5,564	200,972
White Mountains Insurance Group Ltd.	246	123,423
XL Group plc	15,845	343,678

		26,900,503

Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)	3,142	229,774
American Capital Agency Corp. (REIT)	15,300	451,962
Annaly Capital Management, Inc. (REIT)	48,395	765,609
Apartment Investment & Management Co. (REIT), Class A	2,064	54,510
AvalonBay Communities, Inc. (REIT)	4,757	672,402
Boston Properties, Inc. (REIT)	1,329	139,532
Brandywine Realty Trust (REIT)	7,053	80,968
BRE Properties, Inc. (REIT)	3,672	185,620
Camden Property Trust (REIT)	988	64,961
Chimera Investment Corp. (REIT)	52,494	148,558
CommonWealth REIT (REIT)	3,717	69,211
Corporate Office Properties Trust/Maryland (REIT)	2,567	59,580
DDR Corp. (REIT)	11,112	162,235
Douglas Emmett, Inc. (REIT)	6,649	151,664
Duke Realty Corp. (REIT)	12,902	185,015
Equity Residential (REIT)	13,809	864,720
Essex Property Trust, Inc. (REIT)	783	118,632
Federal Realty Investment Trust (REIT)	788	76,270
General Growth Properties, Inc. (REIT)	28,359	481,819
HCP, Inc. (REIT)	20,591	812,521
Health Care REIT, Inc. (REIT)	10,970	602,911
Hospitality Properties Trust (REIT)	6,591	174,464
Host Hotels & Resorts, Inc. (REIT)	34,490	566,326
Kimco Realty Corp. (REIT)	20,433	393,540
Liberty Property Trust (REIT)	5,922	211,534
Macerich Co. (REIT)	4,270	246,592
Mack-Cali Realty Corp. (REIT)	4,185	120,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,130	$162,057
Plum Creek Timber Co., Inc. (REIT)	3,340	138,810
ProLogis, Inc. (REIT)	23,286	838,762
Public Storage (REIT)	457	63,144
Realty Income Corp. (REIT)	7,126	275,990
Regency Centers Corp. (REIT)	4,525	201,272
Rouse Properties, Inc. (REIT)*	1,063	14,393
Senior Housing Properties Trust (REIT)	8,179	180,347
Simon Property Group, Inc. (REIT)	2,684	391,005
SL Green Realty Corp. (REIT)	4,470	346,648
Taubman Centers, Inc. (REIT)	2,901	211,628
UDR, Inc. (REIT)	10,312	275,434
Ventas, Inc. (REIT)	4,936	281,846
Vornado Realty Trust (REIT)	8,356	703,575
Weingarten Realty Investors (REIT)	6,402	169,205
Weyerhaeuser Co. (REIT)	19,233	421,587

		12,767,245

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	6,760	105,862
Howard Hughes Corp.*	1,147	73,259
Jones Lang LaSalle, Inc.	500	41,655
St. Joe Co.*	3,405	64,729

		285,505

Thrifts & Mortgage Finance (0.2%)
BankUnited, Inc.	1,800	45,000
Capitol Federal Financial, Inc.	8,785	104,190
Hudson City Bancorp, Inc.	21,744	158,949
New York Community Bancorp, Inc.	21,995	305,951
People’s United Financial, Inc.	15,110	200,056
TFS Financial Corp.*	4,043	38,409
Washington Federal, Inc.	6,159	103,594

		956,149

Total Financials		97,337,566

Health Care (12.1%)
Biotechnology (0.8%)
Amgen, Inc.	40,574	2,758,626
Vertex Pharmaceuticals, Inc.*	1,200	49,212

		2,807,838

Health Care Equipment & Supplies (0.9%)
Alere, Inc.*	4,476	116,421
Baxter International, Inc.	3,056	182,688
Boston Scientific Corp.*	73,045	436,809
CareFusion Corp.*	7,852	203,602
Cooper Cos., Inc.	1,826	149,202
Covidien plc	11,700	639,756
DENTSPLY International, Inc.	4,400	176,572
Hill-Rom Holdings, Inc.	505	16,872
Hologic, Inc.*	13,828	297,993
Medtronic, Inc.	7,243	283,853
Teleflex, Inc.	2,072	126,703
Zimmer Holdings, Inc.	9,059	582,313

		3,212,784

Health Care Providers & Services (2.4%)
Aetna, Inc.	17,833	894,503
AMERIGROUP Corp.*	800	53,824
Brookdale Senior Living, Inc.*	668	12,505
Cardinal Health, Inc.	8,878	382,731
Cigna Corp.	14,423	710,333
Community Health Systems, Inc.*	4,981	110,777
Coventry Health Care, Inc.	7,301	259,697
HCA Holdings, Inc.	1,900	47,006
Health Net, Inc.*	4,041	160,509
Henry Schein, Inc.*	2,300	174,064
Humana, Inc.	8,532	789,039
LifePoint Hospitals, Inc.*	2,333	92,014
Omnicare, Inc.	6,023	214,238
Patterson Cos., Inc.	2,700	90,180
Quest Diagnostics, Inc.	710	43,416
Tenet Healthcare Corp.*	18,895	100,332
UnitedHealth Group, Inc.	55,292	3,258,910
VCA Antech, Inc.*	4,600	106,766
WellPoint, Inc.	17,726	1,308,179

		8,809,023

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	1,900	31,540

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	1,010	104,727
Life Technologies Corp.*	8,242	402,375
PerkinElmer, Inc.	5,915	163,609
QIAGEN N.V.*	12,300	191,511
Thermo Fisher Scientific, Inc.	19,495	1,099,128

		1,961,350

Pharmaceuticals (7.5%)
Abbott Laboratories	4,734	290,147
Bristol-Myers Squibb Co.	86,874	2,931,998
Eli Lilly and Co.	34,845	1,403,208
Forest Laboratories, Inc.*	13,406	465,054
Hospira, Inc.*	1,400	52,346
Johnson & Johnson	111,302	7,341,480
Merck & Co., Inc.	157,372	6,043,085
Mylan, Inc.*	2,177	51,051
Pfizer, Inc.	402,102	9,111,631
Warner Chilcott plc, Class A*	800	13,448
Watson Pharmaceuticals, Inc.*	424	28,433

		27,731,881

Total Health Care		44,554,416

Industrials (9.2%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	1,652	82,798
BE Aerospace, Inc.*	261	12,129
Boeing Co.	4,242	315,478
Exelis, Inc.	9,413	117,851
General Dynamics Corp.	16,903	1,240,342
Goodrich Corp.	3,851	483,069
Huntington Ingalls Industries, Inc.*	2,236	89,977
L-3 Communications Holdings, Inc.	4,980	352,435
Lockheed Martin Corp.	1,635	146,921
Northrop Grumman Corp.	13,277	810,959
Raytheon Co.	18,132	957,007
Spirit AeroSystems Holdings, Inc., Class A*	5,099	124,721
Textron, Inc.	13,339	371,224
United Technologies Corp.	2,605	216,059

		5,320,970

Air Freight & Logistics (0.4%)
FedEx Corp.	15,235	1,401,011
UTi Worldwide, Inc.	1,126	19,401

		1,420,412

Airlines (0.2%)
Copa Holdings S.A., Class A	505	39,996
Delta Air Lines, Inc.*	17,800	176,398
Southwest Airlines Co.	32,849	270,676
United Continental Holdings, Inc.*	2,273	48,869

		535,939

Building Products (0.1%)
Armstrong World Industries, Inc.	824	40,187
Fortune Brands Home & Security, Inc.*	7,947	175,390
Owens Corning, Inc.*	6,568	236,645

		452,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	5,281	$159,116
Cintas Corp.	5,682	222,280
Corrections Corp. of America*	4,796	130,979
Covanta Holding Corp.	6,004	97,445
KAR Auction Services, Inc.*	1,262	20,457
Pitney Bowes, Inc.	9,684	170,245
R.R. Donnelley & Sons Co.	9,653	119,600
Republic Services, Inc.	16,132	492,994
Waste Connections, Inc.	770	25,048
Waste Management, Inc.	24,149	844,249

		2,282,413

Construction & Engineering (0.3%)
AECOM Technology Corp.*	2,988	66,841
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,183	94,284
Jacobs Engineering Group, Inc.*	6,678	296,303
KBR, Inc.	7,282	258,875
Quanta Services, Inc.*	10,864	227,058
Shaw Group, Inc.*	3,081	97,698
URS Corp.	3,917	166,551

		1,207,610

Electrical Equipment (0.2%)
Cooper Industries plc	3,000	191,850
General Cable Corp.*	1,275	37,077
GrafTech International Ltd.*	6,400	76,416
Hubbell, Inc., Class B	3,090	242,812
Regal-Beloit Corp.	2,052	134,509
Thomas & Betts Corp.*	2,106	151,442

		834,106

Industrial Conglomerates (3.5%)
3M Co.	4,200	374,682
Carlisle Cos., Inc.	2,829	141,224
General Electric Co.	539,754	10,832,863
Tyco International Ltd.	24,125	1,355,342

		12,704,111

Machinery (1.1%)
AGCO Corp.*	4,721	222,878
CNH Global N.V.*	1,262	50,101
Crane Co.	2,641	128,089
Dover Corp.	2,223	139,916
Eaton Corp.	10,692	532,782
Flowserve Corp.	305	35,231
Harsco Corp.	4,136	97,031
IDEX Corp.	360	15,167
Illinois Tool Works, Inc.	1,600	91,392
Ingersoll-Rand plc	3,131	129,467
ITT Corp.	4,706	107,956
Kennametal, Inc.	3,808	169,570
Lincoln Electric Holdings, Inc.	1,700	77,044
Navistar International Corp.*	1,700	68,765
Oshkosh Corp.*	4,800	111,216
Parker Hannifin Corp.	4,466	377,600
Pentair, Inc.	5,176	246,429
Snap-on, Inc.	2,490	151,815
SPX Corp.	1,959	151,881
Stanley Black & Decker, Inc.	8,468	651,697
Terex Corp.*	5,568	125,280
Timken Co.	766	38,867
Trinity Industries, Inc.	4,303	141,784
Xylem, Inc.	9,413	261,211

		4,123,169

Marine (0.0%)
Alexander & Baldwin, Inc.	2,199	106,542
Kirby Corp.*	809	53,224

		159,766

Professional Services (0.2%)
Equifax, Inc.	5,937	262,772
Manpower, Inc.	4,367	206,865
Nielsen Holdings N.V.*	630	18,988
Towers Watson & Co., Class A	2,320	153,282
Verisk Analytics, Inc., Class A*	1,000	46,970

		688,877

Road & Rail (1.0%)
Con-way, Inc.	2,495	81,362
Kansas City Southern*	1,450	103,950
Norfolk Southern Corp.	16,901	1,112,593
Ryder System, Inc.	2,709	143,035
Union Pacific Corp.	20,899	2,246,225

		3,687,165

Trading Companies & Distributors (0.1%)
Air Lease Corp.*	1,800	43,326
GATX Corp.	2,377	95,793
WESCO International, Inc.*	1,192	77,850

		216,969

Total Industrials		33,633,729

Information Technology (8.8%)
Communications Equipment (2.1%)
Brocade Communications Systems, Inc.*	24,808	142,646
Cisco Systems, Inc.	280,400	5,930,460
EchoStar Corp., Class A*	1,959	55,126
Harris Corp.	4,400	198,352
Motorola Mobility Holdings, Inc.*	13,318	522,598
Motorola Solutions, Inc.	13,134	667,601
Tellabs, Inc.	18,292	74,083

		7,590,866

Computers & Peripherals (1.1%)
Dell, Inc.*	21,800	361,880
Diebold, Inc.	3,357	129,312
Hewlett-Packard Co.	101,100	2,409,213
Lexmark International, Inc., Class A	3,577	118,899
NCR Corp.*	1,800	39,078
QLogic Corp.*	1,000	17,760
SanDisk Corp.*	12,100	600,039
Western Digital Corp.*	11,648	482,111

		4,158,292

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,195	218,034
Avnet, Inc.*	7,258	264,119
AVX Corp.	1,997	26,480
Corning, Inc.	79,767	1,123,120
Ingram Micro, Inc., Class A*	8,079	149,946
Itron, Inc.*	2,165	98,313
Jabil Circuit, Inc.	1,718	43,156
Molex, Inc.	6,519	183,314
Tech Data Corp.*	2,203	119,535
Vishay Intertechnology, Inc.*	7,608	92,513

		2,318,530

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	900	33,030
AOL, Inc.*	4,947	93,845
eBay, Inc.*	26,585	980,721
IAC/InterActiveCorp	3,879	190,420
Monster Worldwide, Inc.*	6,859	66,875
Yahoo!, Inc.*	61,882	941,844

		2,306,735

IT Services (1.0%)
Amdocs Ltd.*	9,571	302,252
Broadridge Financial Solutions, Inc.	628	15,016
Computer Sciences Corp.	8,041	240,748
CoreLogic, Inc.*	5,035	82,171
DST Systems, Inc.	1,600	86,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	12,652	$419,034
Fiserv, Inc.*	1,478	102,558
Genpact Ltd.*	1,500	24,450
Paychex, Inc.	1,400	43,386
SAIC, Inc.*	10,300	135,960
Total System Services, Inc.	8,256	190,466
Visa, Inc., Class A	18,000	2,124,000

		3,766,809

Office Electronics (0.2%)
Xerox Corp.	70,900	572,872

Semiconductors & Semiconductor Equipment (2.9%)
Applied Materials, Inc.	62,800	781,232
Atmel Corp.*	1,527	15,056
Cree, Inc.*	5,400	170,802
Fairchild Semiconductor International, Inc.*	6,677	98,152
Freescale Semiconductor Holdings I Ltd.*	800	12,312
Intel Corp.	254,711	7,159,926
International Rectifier Corp.*	3,871	89,304
Intersil Corp., Class A	3,372	37,766
KLA-Tencor Corp.	2,056	111,888
LSI Corp.*	19,837	172,185
Marvell Technology Group Ltd.*	25,400	399,542
MEMC Electronic Materials, Inc.*	4,924	17,776
Micron Technology, Inc.*	43,629	353,395
Novellus Systems, Inc.*	3,574	178,378
PMC-Sierra, Inc.*	12,150	87,845
SunPower Corp.*	5,080	32,410
Teradyne, Inc.*	9,800	165,522
Texas Instruments, Inc.	21,420	719,926

		10,603,417

Software (0.3%)
Activision Blizzard, Inc.	21,298	273,040
CA, Inc.	19,458	536,263
Compuware Corp.*	3,032	27,864
Synopsys, Inc.*	7,186	220,323

		1,057,490

Total Information Technology		32,375,011

Materials (2.6%)
Chemicals (1.1%)
Ashland, Inc.	3,917	239,172
Cabot Corp.	3,535	150,874
CF Industries Holdings, Inc.	579	105,754
Cytec Industries, Inc.	2,591	157,507
Dow Chemical Co.	59,710	2,068,354
Huntsman Corp.	8,201	114,896
LyondellBasell Industries N.V., Class A	14,800	646,020
RPM International, Inc.	6,838	179,087
Scotts Miracle-Gro Co., Class A	300	16,248
Valspar Corp.	4,389	211,945
W.R. Grace & Co.*	400	23,120
Westlake Chemical Corp.	800	51,832

		3,964,809

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,300	111,319
Vulcan Materials Co.	6,582	281,249

		392,568

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,499	191,640
Bemis Co., Inc.	5,371	173,430
Greif, Inc., Class A	2,022	113,070
Owens-Illinois, Inc.*	8,618	201,144
Packaging Corp. of America	556	16,452
Sealed Air Corp.	9,701	187,326
Sonoco Products Co.	4,782	158,763

		1,041,825

Metals & Mining (0.8%)
AK Steel Holding Corp.	5,139	38,851
Alcoa, Inc.	53,681	537,884
Commercial Metals Co.	5,985	88,698
Newmont Mining Corp.	24,800	1,271,496
Nucor Corp.	16,020	688,059
Reliance Steel & Aluminum Co.	3,409	192,540
Schnitzer Steel Industries, Inc., Class A	770	30,719
Steel Dynamics, Inc.	3,101	45,088
Titanium Metals Corp.	2,100	28,476
United States Steel Corp.	7,024	206,295

		3,128,106

Paper & Forest Products (0.3%)
Domtar Corp.	1,973	188,185
International Paper Co.	17,475	613,373
MeadWestvaco Corp.	8,787	277,581

		1,079,139

Total Materials		9,606,447

Telecommunication Services (4.4%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	301,362	9,411,535
CenturyLink, Inc.	31,108	1,202,324
Frontier Communications Corp.	52,833	220,314
Level 3 Communications, Inc.*	6,790	174,707
tw telecom, Inc.*	1,100	24,376
Verizon Communications, Inc.	111,298	4,254,922
Windstream Corp.	12,010	140,637

		15,428,815

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	1,995	4,549
NII Holdings, Inc.*	1,087	19,903
Sprint Nextel Corp.*	149,753	426,796
Telephone & Data Systems, Inc.	5,346	123,760
U.S. Cellular Corp.*	871	35,650

		610,658

Total Telecommunication Services		16,039,473

Utilities (6.8%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	24,554	947,293
Duke Energy Corp.	67,458	1,417,293
Edison International	16,476	700,395
Entergy Corp.	8,969	602,717
Exelon Corp.	42,853	1,680,283
FirstEnergy Corp.	21,263	969,380
Great Plains Energy, Inc.	6,535	132,465
Hawaiian Electric Industries, Inc.	5,104	129,386
NextEra Energy, Inc.	21,484	1,312,243
Northeast Utilities	9,155	339,834
NV Energy, Inc.	11,834	190,764
Pepco Holdings, Inc.	11,342	214,250
Pinnacle West Capital Corp.	5,651	270,683
PPL Corp.	29,274	827,283
Progress Energy, Inc.	15,095	801,695
Southern Co.	43,096	1,936,303
Westar Energy, Inc.	6,028	168,362

		12,640,629

Gas Utilities (0.4%)
AGL Resources, Inc.	5,808	227,790
Atmos Energy Corp.	4,727	148,711
National Fuel Gas Co.	3,444	165,725
ONEOK, Inc.	5,061	413,281
Questar Corp.	8,954	172,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	5,858	$159,631

		1,287,592

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	32,986	431,127
Calpine Corp.*	19,247	331,241
GenOn Energy, Inc.*	41,174	85,642
NRG Energy, Inc.*	12,594	197,348

		1,045,358

Multi-Utilities (2.6%)
Alliant Energy Corp.	5,443	235,791
Ameren Corp.	12,025	391,775
CenterPoint Energy, Inc.	21,682	427,569
CMS Energy Corp.	12,670	278,740
Consolidated Edison, Inc.	14,877	869,114
Dominion Resources, Inc.	28,921	1,481,045
DTE Energy Co.	8,501	467,810
Integrys Energy Group, Inc.	3,970	210,370
MDU Resources Group, Inc.	9,946	222,691
NiSource, Inc.	14,072	342,653
NSTAR	5,345	259,927
OGE Energy Corp.	4,992	267,072
PG&E Corp.	21,509	933,706
Public Service Enterprise Group, Inc.	25,658	785,391
SCANA Corp.	5,894	268,825
Sempra Energy	12,059	723,058
TECO Energy, Inc.	10,813	189,768
Vectren Corp.	4,414	128,271
Wisconsin Energy Corp.	11,806	415,335
Xcel Energy, Inc.	24,619	651,665

		9,550,576

Water Utilities (0.1%)
American Water Works Co., Inc.	9,083	309,094
Aqua America, Inc.	6,537	145,710

		454,804

Total Utilities		24,978,959

Total Common Stocks (98.7%) (Cost $315,376,678)		362,072,624

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.07%, 5/17/12 #(p)	$85,000	84,992
0.06%, 6/14/12 #(p)	300,000	299,964

Total Government Securities (Cost $384,969)		384,956

Total Short-Term Investments (0.1%) (Cost $384,969)		384,956

Total Investments (98.8%) (Cost $315,761,647)		362,457,580
Other Assets Less Liabilities (1.2%)		4,356,940

Net Assets (100%)		$366,814,520

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $384,956

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	June-12	$227,091	$232,890	$5,799
S&P 500 E-Mini Index	71	June-12	4,830,294	4,981,360	151,066
S&P Mid Cap 400 E-Mini Index	2	June-12	192,255	198,460	6,205

					$163,070

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$33,588,131	$—	$—	$33,588,131
Consumer Staples	27,763,252	64,044	—	27,827,296
Energy	42,131,596	—	—	42,131,596
Financials	97,165,915	171,651	—	97,337,566
Health Care	44,554,416	—	—	44,554,416
Industrials	33,633,729	—	—	33,633,729
Information Technology	32,375,011	—	—	32,375,011
Materials	9,606,447	—	—	9,606,447
Telecommunication Services	16,039,473	—	—	16,039,473
Utilities	24,978,959	—	—	24,978,959
Futures	163,070	—	—	163,070
Short-Term Investments	—	384,956	—	384,956

Total Assets	$361,999,999	$620,651	$—	$362,620,650

Total Liabilities	$—	$—	$—	$—

Total	$361,999,999	$620,651	$—	$362,620,650

(a) Securities with a market value of $235,695 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary††	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	216
Purchases	—	—
Sales	—	(216)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

†† Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,758,177
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,477,876

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,567,666
Aggregate gross unrealized depreciation	(12,954,865)

Net unrealized appreciation	$42,612,801

Federal income tax cost of investments	$319,844,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.8%)
Autoliv, Inc.	22,600	$1,515,330
Delphi Automotive plc*	17,030	538,148
Federal-Mogul Corp.*	4,900	84,329
Johnson Controls, Inc.	128,600	4,176,928
Lear Corp.	178,700	8,307,763
TRW Automotive Holdings Corp.*	186,000	8,639,700
Visteon Corp.*	12,300	651,900

		23,914,098

Automobiles (0.9%)
Ford Motor Co.	1,134,600	14,171,154
General Motors Co.*	569,100	14,597,415
Thor Industries, Inc.	11,200	353,472

		29,122,041

Distributors (0.1%)
Genuine Parts Co.	29,000	1,819,750

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	185,000	7,148,400
Career Education Corp.*	15,600	125,736
DeVry, Inc.	3,300	111,771
Education Management Corp.*	9,700	132,793
H&R Block, Inc.	31,900	525,393
Service Corp. International	60,600	682,356

		8,726,449

Hotels, Restaurants & Leisure (0.7%)
Bally Technologies, Inc.*	800	37,400
Brinker International, Inc.	1,600	44,080
Carnival Corp.	108,200	3,471,056
Choice Hotels International, Inc.	6,600	246,444
Dunkin’ Brands Group, Inc.	846	25,473
Hyatt Hotels Corp., Class A*	10,600	452,832
International Game Technology	36,900	619,551
McDonald’s Corp.	36,500	3,580,650
MGM Resorts International*	771,600	10,509,192
Penn National Gaming, Inc.*	17,200	739,256
Royal Caribbean Cruises Ltd.	15,100	444,393
Wendy’s Co.	80,200	401,802
WMS Industries, Inc.*	14,500	344,085
Wyndham Worldwide Corp.	43,100	2,004,581

		22,920,795

Household Durables (0.5%)
D.R. Horton, Inc.	70,900	1,075,553
Garmin Ltd.	25,400	1,192,530
Harman International Industries, Inc.	6,000	280,860
Jarden Corp.	23,300	937,359
Leggett & Platt, Inc.	9,000	207,090
Lennar Corp., Class A	40,600	1,103,508
Mohawk Industries, Inc.*	14,400	957,744
Newell Rubbermaid, Inc.	224,900	4,005,469
NVR, Inc.*	5,000	3,631,650
PulteGroup, Inc.*	86,602	766,428
Toll Brothers, Inc.*	37,200	892,428
Whirlpool Corp.	19,400	1,491,084

		16,541,703

Internet & Catalog Retail (0.1%)
Expedia, Inc.	10,150	339,416
Groupon, Inc.*	1,840	33,819
HomeAway, Inc.*	831	21,082
Liberty Interactive Corp.*	152,500	2,911,225
TripAdvisor, Inc.*	10,150	362,051

		3,667,593

Leisure Equipment & Products (0.0%)
Mattel, Inc.	22,600	760,716

Media (4.1%)
CBS Corp., Class B	377,700	12,807,807
Clear Channel Outdoor Holdings, Inc., Class A*	10,300	82,194
Comcast Corp., Class A	394,700	11,844,947
DIRECTV, Class A*	215,400	10,627,836
DISH Network Corp., Class A	12,600	414,918
DreamWorks Animation SKG, Inc., Class A*	18,100	333,945
Gannett Co., Inc.	510,900	7,832,097
Interpublic Group of Cos., Inc.	199,400	2,275,154
Lamar Advertising Co., Class A*	10,300	333,823
Liberty Media Corp. - Liberty Capital*	29,803	2,627,135
Madison Square Garden Co., Class A*	15,275	522,405
McGraw-Hill Cos., Inc.	138,700	6,722,789
News Corp., Class A	740,249	14,575,503
Pandora Media, Inc.*	1,741	17,776
Regal Entertainment Group, Class A	13,700	186,320
Thomson Reuters Corp.	50,400	1,456,560
Time Warner Cable, Inc.	222,200	18,109,300
Time Warner, Inc.	228,063	8,609,378
Viacom, Inc., Class B	266,900	12,667,074
Walt Disney Co.	401,580	17,581,172
Washington Post Co., Class B	1,300	485,641

		130,113,774

Multiline Retail (0.8%)
Big Lots, Inc.*	12,500	537,750
Dillard’s, Inc., Class A	8,600	541,972
J.C. Penney Co., Inc.	41,900	1,484,517
Kohl’s Corp.	11,300	565,339
Macy’s, Inc.	273,700	10,874,101
Sears Holdings Corp.*	9,800	649,250
Target Corp.	185,600	10,814,912

		25,467,841

Specialty Retail (1.8%)
Aaron’s, Inc.	5,500	142,450
Abercrombie & Fitch Co., Class A	3,100	153,791
American Eagle Outfitters, Inc.	49,400	849,186
AutoNation, Inc.*	5,200	178,412
Best Buy Co., Inc.	80,300	1,901,504
CarMax, Inc.*	47,800	1,656,270
Chico’s FAS, Inc.	14,900	224,990
DSW, Inc., Class A	400	21,908
Foot Locker, Inc.	39,200	1,217,160
GameStop Corp., Class A	149,900	3,273,816
Gap, Inc.	102,400	2,676,736
Home Depot, Inc.	353,800	17,799,678
Limited Brands, Inc.	159,700	7,665,600
Lowe’s Cos., Inc.	431,100	13,527,918
Orchard Supply Hardware Stores Corp., Class A*	442	9,127
RadioShack Corp.	26,900	167,318
Sally Beauty Holdings, Inc.*	1,700	42,160
Signet Jewelers Ltd.	22,000	1,040,160
Staples, Inc.	180,900	2,926,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	12,700	$475,996

		55,951,142

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	25,900	2,001,552
Michael Kors Holdings Ltd.*	2,370	110,418
NIKE, Inc., Class B	32,900	3,567,676
PVH Corp.	12,900	1,152,357
VF Corp.	22,100	3,226,158

		10,058,161

Total Consumer Discretionary		329,064,063

Consumer Staples (8.1%)
Beverages (0.6%)
Beam, Inc.	39,100	2,290,087
Brown-Forman Corp., Class B	3,800	316,882
Coca-Cola Enterprises, Inc.	19,300	551,980
Constellation Brands, Inc., Class A*	423,900	9,999,801
Molson Coors Brewing Co., Class B	34,100	1,543,025
PepsiCo, Inc.	52,600	3,490,010

		18,191,785

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	447,000	20,025,600
Kroger Co.	701,600	16,999,768
Safeway, Inc.	89,800	1,814,858
SUPERVALU, Inc.	53,800	307,198
Walgreen Co.	13,000	435,370
Wal-Mart Stores, Inc.	108,126	6,617,311

		46,200,105

Food Products (1.8%)
Archer-Daniels-Midland Co.	214,600	6,794,236
Bunge Ltd.	27,800	1,902,632
Campbell Soup Co.	10,900	368,965
ConAgra Foods, Inc.	341,400	8,965,164
Corn Products International, Inc.	3,700	213,305
Dean Foods Co.*	375,900	4,552,149
General Mills, Inc.	39,800	1,570,110
H.J. Heinz Co.	34,000	1,820,700
Hershey Co.	9,800	601,034
Hormel Foods Corp.	16,300	481,176
J.M. Smucker Co.	29,500	2,400,120
Kellogg Co.	4,100	219,883
Kraft Foods, Inc., Class A	419,300	15,937,593
McCormick & Co., Inc. (Non-Voting)	10,600	576,958
Mead Johnson Nutrition Co.	42,400	3,497,152
Post Holdings, Inc.*	7,000	230,510
Ralcorp Holdings, Inc.*	14,000	1,037,260
Sara Lee Corp.	25,200	542,556
Smithfield Foods, Inc.*	42,100	927,463
Tyson Foods, Inc., Class A	266,000	5,093,900

		57,732,866

Household Products (2.2%)
Church & Dwight Co., Inc.	15,300	752,607
Clorox Co.	31,900	2,193,125
Colgate-Palmolive Co.	12,200	1,192,916
Energizer Holdings, Inc.*	17,700	1,312,986
Kimberly-Clark Corp.	49,400	3,650,166
Procter & Gamble Co.	889,870	59,808,163

		68,909,963

Tobacco (2.0%)
Altria Group, Inc.	764,800	23,609,376
Lorillard, Inc.	131,100	16,974,828
Philip Morris International, Inc.	225,100	19,946,111
Reynolds American, Inc.	89,900	3,725,456

		64,255,771

Total Consumer Staples		255,290,490

Energy (9.9%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	10,200	457,878
Baker Hughes, Inc.	66,406	2,785,068
Cameron International Corp.*	16,300	861,129
Diamond Offshore Drilling, Inc.	9,200	614,100
Helmerich & Payne, Inc.	1,800	97,110
McDermott International, Inc.*	7,400	94,794
Nabors Industries Ltd.*	72,900	1,275,021
National Oilwell Varco, Inc.	107,400	8,535,078
Oil States International, Inc.*	2,100	163,926
Patterson-UTI Energy, Inc.	34,800	601,692
Rowan Cos., Inc.*	27,000	889,110
SEACOR Holdings, Inc.*	5,500	526,790
Tidewater, Inc.	12,300	664,446
Transocean Ltd.	191,700	10,485,990
Unit Corp.*	10,600	453,256

		28,505,388

Oil, Gas & Consumable Fuels (9.0%)
Alpha Natural Resources, Inc.*	25,180	382,988
Anadarko Petroleum Corp.	148,200	11,609,988
Apache Corp.	69,335	6,964,007
Arch Coal, Inc.	37,200	398,412
BP plc (ADR)	353,900	15,925,500
Chesapeake Energy Corp.	166,900	3,867,073
Chevron Corp.	573,440	61,495,706
Cimarex Energy Co.	16,000	1,207,520
Cobalt International Energy, Inc.*	2,000	60,060
ConocoPhillips	302,340	22,980,863
Denbury Resources, Inc.*	17,029	310,439
Devon Energy Corp.	242,300	17,232,376
El Paso Corp.	11,500	339,825
Energen Corp.	18,300	899,445
EQT Corp.	20,700	997,947
EXCO Resources, Inc.	3,100	20,553
Exxon Mobil Corp.	775,006	67,216,270
Forest Oil Corp.*	6,200	75,144
Hess Corp.	77,000	4,539,150
Kinder Morgan, Inc.	13,700	529,505
Kosmos Energy Ltd.*	1,300	17,212
Laredo Petroleum Holdings, Inc.*	1,950	45,708
Marathon Oil Corp.	464,600	14,727,820
Marathon Petroleum Corp.	284,050	12,316,408
Murphy Oil Corp.	41,600	2,340,832
Newfield Exploration Co.*	14,400	499,392
Nexen, Inc.	66,000	1,211,100
Noble Energy, Inc.	35,800	3,500,524
Occidental Petroleum Corp.	146,900	13,989,287
Pioneer Natural Resources Co.	5,600	624,904
Plains Exploration & Production Co.*	35,800	1,526,870
QEP Resources, Inc.	9,600	292,800
Quicksilver Resources, Inc.*	27,900	140,616
SM Energy Co.	3,100	219,387
Spectra Energy Corp.	164,900	5,202,595
Sunoco, Inc.	30,700	1,171,205
Teekay Corp.	10,600	368,350
Tesoro Corp.*	36,400	976,976
Valero Energy Corp.	195,100	5,027,727
Williams Cos., Inc.	149,200	4,596,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WPX Energy, Inc.*	49,733	$895,691

		286,745,027

Total Energy		315,250,415

Financials (19.0%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	3,800	424,878
American Capital Ltd.*	89,400	775,098
Ameriprise Financial, Inc.	61,500	3,513,495
Ares Capital Corp.	51,900	848,565
Bank of New York Mellon Corp.	315,100	7,603,363
BlackRock, Inc.	11,859	2,429,909
E*TRADE Financial Corp.*	63,600	696,420
Federated Investors, Inc., Class B	4,300	96,363
Goldman Sachs Group, Inc.	131,400	16,342,218
Invesco Ltd.	117,200	3,125,724
Janus Capital Group, Inc.	47,200	420,552
Jefferies Group, Inc.	34,200	644,328
Legg Mason, Inc.	37,700	1,052,961
LPL Investment Holdings, Inc.*	1,301	49,360
Morgan Stanley	806,172	15,833,218
Northern Trust Corp.	55,100	2,614,495
Raymond James Financial, Inc.	25,800	942,474
State Street Corp.	127,900	5,819,450

		63,232,871

Commercial Banks (4.3%)
Associated Banc-Corp	43,900	612,844
Bank of Hawaii Corp.	12,100	585,035
BB&T Corp.	176,700	5,546,613
BOK Financial Corp.	6,500	365,820
CapitalSource, Inc.	82,000	541,200
CIT Group, Inc.*	411,100	16,953,764
City National Corp./California	11,800	619,146
Comerica, Inc.	44,800	1,449,728
Commerce Bancshares, Inc./Missouri	19,730	799,460
Cullen/Frost Bankers, Inc.	13,500	785,565
East West Bancorp, Inc.	37,700	870,493
Fifth Third Bancorp	233,100	3,275,055
First Citizens BancShares, Inc./North Carolina, Class A	1,400	255,766
First Horizon National Corp.	66,785	693,228
First Niagara Financial Group, Inc.	76,900	756,696
First Republic Bank/California*	18,600	612,684
Fulton Financial Corp.	50,500	530,250
Huntington Bancshares, Inc./Ohio	219,100	1,413,195
KeyCorp	241,200	2,050,200
M&T Bank Corp.	31,832	2,765,564
PNC Financial Services Group, Inc.	133,600	8,615,864
Popular, Inc.*	259,700	532,385
Regions Financial Corp.	318,800	2,100,892
SunTrust Banks, Inc.	136,200	3,291,954
Synovus Financial Corp.	199,200	408,360
TCF Financial Corp.	40,300	479,167
U.S. Bancorp	488,900	15,488,352
Valley National Bancorp	43,068	557,730
Wells Fargo & Co.	1,793,883	61,243,166
Zions Bancorp	46,600	1,000,036

		135,200,212

Consumer Finance (0.6%)
American Express Co.	105,300	6,092,658
Capital One Financial Corp.	116,500	6,493,710
Discover Financial Services	124,700	4,157,498
SLM Corp.	133,800	2,108,688

		18,852,554

Diversified Financial Services (5.4%)
Bank of America Corp.	2,724,700	26,075,379
Citigroup, Inc.	1,414,640	51,705,092
CME Group, Inc.	17,100	4,947,543
Interactive Brokers Group, Inc., Class A	9,200	156,400
JPMorgan Chase & Co.	1,635,797	75,213,946
Leucadia National Corp.	50,100	1,307,610
Moody’s Corp.	216,000	9,093,600
NASDAQ OMX Group, Inc.*	27,500	712,250
NYSE Euronext	45,900	1,377,459

		170,589,279

Insurance (4.6%)
ACE Ltd.	153,800	11,258,160
Aflac, Inc.	118,700	5,459,013
Alleghany Corp.*	4,698	1,546,112
Allied World Assurance Co. Holdings AG	9,600	659,232
Allstate Corp.	132,700	4,368,484
American Financial Group, Inc./Ohio	20,400	787,032
American International Group, Inc.*	112,159	3,457,862
American National Insurance Co.	1,800	130,536
Aon Corp.	83,900	4,116,134
Arch Capital Group Ltd.*	33,500	1,247,540
Arthur J. Gallagher & Co.	28,000	1,000,720
Aspen Insurance Holdings Ltd.	17,900	500,126
Assurant, Inc.	24,500	992,250
Assured Guaranty Ltd.	46,700	771,484
Axis Capital Holdings Ltd.	32,800	1,087,976
Berkshire Hathaway, Inc., Class B*	446,324	36,219,193
Brown & Brown, Inc.	29,500	701,510
Chubb Corp.	105,300	7,277,283
Cincinnati Financial Corp.	37,100	1,280,321
CNA Financial Corp.	6,700	196,511
Endurance Specialty Holdings Ltd.	10,300	418,798
Everest Reinsurance Group Ltd.	11,700	1,082,484
Fidelity National Financial, Inc., Class A	56,600	1,020,498
Genworth Financial, Inc., Class A*	124,400	1,035,008
Hanover Insurance Group, Inc.	11,500	472,880
Hartford Financial Services Group, Inc.	112,900	2,379,932
HCC Insurance Holdings, Inc.	28,800	897,696
Kemper Corp.	12,600	381,528
Lincoln National Corp.	79,500	2,095,620
Loews Corp.	80,400	3,205,548
Markel Corp.*	2,500	1,122,350
Marsh & McLennan Cos., Inc.	139,200	4,564,368
MBIA, Inc.*	37,500	367,500
Mercury General Corp.	6,800	297,432
MetLife, Inc.	208,400	7,783,740
Old Republic International Corp.	65,700	693,135
PartnerReinsurance Ltd.	17,100	1,160,919
Principal Financial Group, Inc.	81,500	2,405,065
Progressive Corp.	166,400	3,857,152
Protective Life Corp.	21,700	642,754
Prudential Financial, Inc.	123,400	7,822,326
Reinsurance Group of America, Inc.	18,800	1,118,036
RenaissanceReinsurance Holdings Ltd.	13,100	992,063
StanCorp Financial Group, Inc.	11,500	470,810
Torchmark Corp.	28,950	1,443,157
Travelers Cos., Inc.	136,825	8,100,040
Unum Group	78,100	1,911,888
Validus Holdings Ltd.	16,800	519,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
W. R. Berkley Corp.	29,000	$1,047,480
White Mountains Insurance Group Ltd.	1,800	903,096
XL Group plc	78,500	1,702,665

		144,973,407

Real Estate Investment Trusts (REITs) (2.0%)
Alexandria Real Estate Equities, Inc. (REIT)	15,700	1,148,141
American Capital Agency Corp. (REIT)	75,990	2,244,745
Annaly Capital Management, Inc. (REIT)	239,138	3,783,163
Apartment Investment & Management Co. (REIT), Class A	9,742	257,286
AvalonBay Communities, Inc. (REIT)	22,171	3,133,871
Boston Properties, Inc. (REIT)	6,600	692,934
Brandywine Realty Trust (REIT)	34,300	393,764
BRE Properties, Inc. (REIT)	18,900	955,395
Camden Property Trust (REIT)	5,000	328,750
Chimera Investment Corp. (REIT)	260,600	737,498
CommonWealth REIT (REIT)	18,300	340,746
Corporate Office Properties Trust/Maryland (REIT)	12,300	285,483
DDR Corp. (REIT)	54,800	800,080
Douglas Emmett, Inc. (REIT)	31,500	718,515
Duke Realty Corp. (REIT)	64,100	919,194
Equity Residential (REIT)	69,300	4,339,566
Essex Property Trust, Inc. (REIT)	3,700	560,587
Federal Realty Investment Trust (REIT)	3,900	377,481
General Growth Properties, Inc. (REIT)	142,969	2,429,043
HCP, Inc. (REIT)	103,058	4,066,669
Health Care REIT, Inc. (REIT)	44,900	2,467,704
Hospitality Properties Trust (REIT)	31,300	828,511
Host Hotels & Resorts, Inc. (REIT)	174,087	2,858,509
Kimco Realty Corp. (REIT)	103,240	1,988,402
Liberty Property Trust (REIT)	29,200	1,043,024
Macerich Co. (REIT)	21,355	1,233,251
Mack-Cali Realty Corp. (REIT)	22,000	634,040
Piedmont Office Realty Trust, Inc. (REIT), Class A	43,800	777,450
Plum Creek Timber Co., Inc. (REIT)	16,300	677,428
ProLogis, Inc. (REIT)	107,679	3,878,598
Public Storage (REIT)	2,100	290,157
Realty Income Corp. (REIT)	32,200	1,247,106
Regency Centers Corp. (REIT)	22,800	1,014,144
Rouse Properties, Inc. (REIT)*	5,362	72,601
Senior Housing Properties Trust (REIT)	36,000	793,800
Simon Property Group, Inc. (REIT)	13,699	1,995,670
SL Green Realty Corp. (REIT)	20,600	1,597,530
Taubman Centers, Inc. (REIT)	14,200	1,035,890
UDR, Inc. (REIT)	44,405	1,186,058
Ventas, Inc. (REIT)	25,249	1,441,718
Vornado Realty Trust (REIT)	41,659	3,507,688
Weingarten Realty Investors (REIT)	30,600	808,758
Weyerhaeuser Co. (REIT)	96,997	2,126,174

		62,017,122

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	34,800	544,968
Howard Hughes Corp.*	5,488	350,519
Jones Lang LaSalle, Inc.	2,500	208,275
St. Joe Co.*	16,500	313,665

		1,417,427

Thrifts & Mortgage Finance (0.1%)
BankUnited, Inc.	8,400	210,000
Capitol Federal Financial, Inc.	42,471	503,706
Hudson City Bancorp, Inc.	108,000	789,480
New York Community Bancorp, Inc.	110,900	1,542,619
People’s United Financial, Inc.	72,900	965,196
TFS Financial Corp.*	20,200	191,900
Washington Federal, Inc.	28,100	472,642

		4,675,543

Total Financials		600,958,415

Health Care (12.0%)
Biotechnology (1.0%)
Amgen, Inc.	178,637	12,145,530
Gilead Sciences, Inc.*	308,900	15,089,765
Vertex Pharmaceuticals, Inc.*	78,900	3,235,689

		30,470,984

Health Care Equipment & Supplies (0.5%)
Alere, Inc.*	21,700	564,417
Baxter International, Inc.	14,500	866,810
Boston Scientific Corp.*	387,800	2,319,044
CareFusion Corp.*	38,900	1,008,677
Cooper Cos., Inc.	8,600	702,706
Covidien plc	58,600	3,204,248
DENTSPLY International, Inc.	21,100	846,743
Hill-Rom Holdings, Inc.	1,500	50,115
Hologic, Inc.*	66,300	1,428,765
Medtronic, Inc.	37,200	1,457,868
Teleflex, Inc.	10,200	623,730
Zimmer Holdings, Inc.	48,700	3,130,436

		16,203,559

Health Care Providers & Services (2.6%)
Aetna, Inc.	130,400	6,540,864
AMERIGROUP Corp.*	3,700	248,936
Brookdale Senior Living, Inc.*	3,200	59,904
Cardinal Health, Inc.	44,500	1,918,395
Cigna Corp.	68,700	3,383,475
Community Health Systems, Inc.*	24,100	535,984
Coventry Health Care, Inc.	37,600	1,337,432
HCA Holdings, Inc.	13,100	324,094
Health Net, Inc.*	158,100	6,279,732
Henry Schein, Inc.*	11,000	832,480
Humana, Inc.	42,800	3,958,144
LifePoint Hospitals, Inc.*	13,300	524,552
McKesson Corp.	22,200	1,948,494
Omnicare, Inc.	29,400	1,045,758
Patterson Cos., Inc.	15,700	524,380
Quest Diagnostics, Inc.	3,300	201,795
Tenet Healthcare Corp.*	117,400	623,394
UnitedHealth Group, Inc.	490,882	28,932,585
VCA Antech, Inc.*	21,900	508,299
WellPoint, Inc.	330,900	24,420,420

		84,149,117

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,300	154,380

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	5,100	528,819
Life Technologies Corp.*	41,400	2,021,148
PerkinElmer, Inc.	28,600	791,076
QIAGEN N.V.*	59,300	923,301
Thermo Fisher Scientific, Inc.	97,300	5,485,774

		9,750,118

Pharmaceuticals (7.6%)
Abbott Laboratories	221,100	13,551,219
AstraZeneca plc (ADR)	357,100	15,887,379
Bristol-Myers Squibb Co.	432,900	14,610,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	173,500	$6,986,845
Forest Laboratories, Inc.*	72,600	2,518,494
Hospira, Inc.*	6,900	257,991
Johnson & Johnson	921,710	60,795,991
Merck & Co., Inc.	1,154,628	44,337,715
Mylan, Inc.*	10,500	246,225
Pfizer, Inc.	3,336,701	75,609,645
Roche Holding AG (ADR)	109,600	4,782,944
Warner Chilcott plc, Class A*	3,700	62,197
Watson Pharmaceuticals, Inc.*	1,800	120,708

		239,767,728

Total Health Care		380,495,886

Industrials (7.4%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	8,000	400,960
BE Aerospace, Inc.*	1,300	60,411
Boeing Co.	21,200	1,576,644
Exelis, Inc.	46,700	584,684
General Dynamics Corp.	84,300	6,185,934
Goodrich Corp.	18,700	2,345,728
Huntington Ingalls Industries, Inc.*	12,366	497,608
L-3 Communications Holdings, Inc.	27,000	1,910,790
Lockheed Martin Corp.	9,200	826,712
Northrop Grumman Corp.	221,300	13,517,004
Raytheon Co.	90,400	4,771,312
Spirit AeroSystems Holdings, Inc., Class A*	23,600	577,256
Textron, Inc.	66,100	1,839,563
United Technologies Corp.	29,500	2,446,730

		37,541,336

Air Freight & Logistics (0.2%)
FedEx Corp.	75,500	6,942,980
UTi Worldwide, Inc.	2,500	43,075

		6,986,055

Airlines (0.3%)
Copa Holdings S.A., Class A	1,800	142,560
Delta Air Lines, Inc.*	758,992	7,521,611
Southwest Airlines Co.	165,500	1,363,720
United Continental Holdings, Inc.*	12,500	268,750

		9,296,641

Building Products (0.2%)
Armstrong World Industries, Inc.	4,800	234,096
Fortune Brands Home & Security, Inc.*	178,700	3,943,909
Owens Corning, Inc.*	31,700	1,142,151

		5,320,156

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	25,400	765,302
Cintas Corp.	32,000	1,251,840
Corrections Corp. of America*	27,200	742,832
Covanta Holding Corp.	28,700	465,801
KAR Auction Services, Inc.*	5,800	94,018
Pitney Bowes, Inc.	46,400	815,712
R.R. Donnelley & Sons Co.	52,600	651,714
Republic Services, Inc.	81,430	2,488,501
Waste Connections, Inc.	3,550	115,481
Waste Management, Inc.	120,300	4,205,688

		11,596,889

Construction & Engineering (0.2%)
AECOM Technology Corp.*	16,700	373,579
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	10,700	462,133
Jacobs Engineering Group, Inc.*	32,200	1,428,714
KBR, Inc.	35,900	1,276,245
Quanta Services, Inc.*	54,700	1,143,230
Shaw Group, Inc.*	18,300	580,293
URS Corp.	19,900	846,148

		6,110,342

Electrical Equipment (0.1%)
Cooper Industries plc	14,500	927,275
General Cable Corp.*	6,400	186,112
GrafTech International Ltd.*	30,800	367,752
Hubbell, Inc., Class B	15,300	1,202,274
Regal-Beloit Corp.	9,800	642,390
Thomas & Betts Corp.*	10,100	726,291

		4,052,094

Industrial Conglomerates (2.8%)
3M Co.	21,100	1,882,331
Carlisle Cos., Inc.	14,300	713,856
General Electric Co.	3,570,810	71,666,156
Tyco International Ltd.	260,500	14,634,890

		88,897,233

Machinery (1.1%)
AGCO Corp.*	24,100	1,137,761
CNH Global N.V.*	6,700	265,990
Crane Co.	12,400	601,400
Cummins, Inc.	68,000	8,162,720
Dover Corp.	10,500	660,870
Eaton Corp.	53,800	2,680,854
Flowserve Corp.	1,300	150,163
Harsco Corp.	18,600	436,356
IDEX Corp.	2,200	92,686
Illinois Tool Works, Inc.	7,500	428,400
Ingersoll-Rand plc	17,400	719,490
ITT Corp.	23,350	535,649
Kennametal, Inc.	18,300	814,899
Lincoln Electric Holdings, Inc.	8,200	371,624
Navistar International Corp.*	8,400	339,780
Oshkosh Corp.*	23,100	535,227
Parker Hannifin Corp.	74,800	6,324,340
Pentair, Inc.	25,000	1,190,250
Snap-on, Inc.	12,100	737,737
SPX Corp.	9,400	728,782
Stanley Black & Decker, Inc.	42,702	3,286,346
Terex Corp.*	27,800	625,500
Timken Co.	3,500	177,590
Trinity Industries, Inc.	20,200	665,590
Xylem, Inc.	46,700	1,295,925

		32,965,929

Marine (0.0%)
Alexander & Baldwin, Inc.	10,500	508,725
Kirby Corp.*	4,000	263,160

		771,885

Professional Services (0.1%)
Equifax, Inc.	29,600	1,310,096
Manpower, Inc.	20,900	990,033
Nielsen Holdings N.V.*	2,835	85,447
Towers Watson & Co., Class A	11,600	766,412
Verisk Analytics, Inc., Class A*	4,800	225,456

		3,377,444

Road & Rail (0.8%)
Con-way, Inc.	12,700	414,147
CSX Corp.	107,400	2,311,248
Kansas City Southern*	7,000	501,830
Norfolk Southern Corp.	89,700	5,904,951
Ryder System, Inc.	13,000	686,400
Union Pacific Corp.	151,600	16,293,968

		26,112,544

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	8,800	211,816
GATX Corp.	11,800	475,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	5,800	$378,798

		1,066,154

Total Industrials		234,094,702

Information Technology (10.8%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	119,800	688,850
Cisco Systems, Inc.	2,002,400	42,350,760
EchoStar Corp., Class A*	9,700	272,958
Harris Corp.	23,600	1,063,888
Motorola Mobility Holdings, Inc.*	66,162	2,596,197
Motorola Solutions, Inc.	99,571	5,061,194
Tellabs, Inc.	92,100	373,005

		52,406,852

Computers & Peripherals (2.2%)
Apple, Inc.*	46,500	27,875,355
Dell, Inc.*	235,300	3,905,980
Diebold, Inc.	16,500	635,580
Fusion-io, Inc.*	1,904	54,093
Hewlett-Packard Co.	1,251,862	29,831,871
Lexmark International, Inc., Class A	20,100	668,124
NCR Corp.*	8,600	186,706
QLogic Corp.*	4,800	85,248
SanDisk Corp.*	60,500	3,000,195
Western Digital Corp.*	59,000	2,442,010

		68,685,162

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	25,200	1,057,644
Avnet, Inc.*	38,700	1,408,293
AVX Corp.	12,200	161,772
Corning, Inc.	1,045,400	14,719,232
Ingram Micro, Inc., Class A*	40,800	757,248
Itron, Inc.*	10,300	467,723
Jabil Circuit, Inc.	8,500	213,520
Molex, Inc.	34,300	964,516
Tech Data Corp.*	11,800	640,268
Vishay Intertechnology, Inc.*	38,500	468,160

		20,858,376

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	4,200	154,140
AOL, Inc.*	27,112	514,315
eBay, Inc.*	132,700	4,895,303
IAC/InterActiveCorp	20,400	1,001,436
Monster Worldwide, Inc.*	32,800	319,800
Yahoo!, Inc.*	330,600	5,031,732

		11,916,726

IT Services (1.2%)
Accenture plc, Class A	49,100	3,166,950
Amdocs Ltd.*	47,100	1,487,418
Booz Allen Hamilton Holding Corp.	3,042	51,805
Broadridge Financial Solutions, Inc.	1,700	40,647
Computer Sciences Corp.	39,300	1,176,642
CoreLogic, Inc.*	24,500	399,840
DST Systems, Inc.	7,600	412,148
Fidelity National Information Services, Inc.	66,594	2,205,593
Fiserv, Inc.*	7,300	506,547
Genpact Ltd.*	7,100	115,730
International Business Machines Corp.	48,500	10,119,525
Paychex, Inc.	6,500	201,435
SAIC, Inc.*	49,600	654,720
Total System Services, Inc.	41,100	948,177
Visa, Inc., Class A	129,700	15,304,600

		36,791,777

Office Electronics (0.1%)
Xerox Corp.	355,562	2,872,941

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Semiconductor Engineering, Inc. (ADR)	998,948	5,124,603
Applied Materials, Inc.	1,278,400	15,903,296
Atmel Corp.*	7,400	72,964
Cree, Inc.*	26,100	825,543
Fairchild Semiconductor International, Inc.*	32,300	474,810
Freescale Semiconductor Holdings I Ltd.*	4,100	63,099
Intel Corp.	1,670,290	46,951,852
International Rectifier Corp.*	17,700	408,339
Intersil Corp., Class A	16,000	179,200
KLA-Tencor Corp.	9,700	527,874
Lam Research Corp.*	189,300	8,446,566
LSI Corp.*	763,900	6,630,652
Marvell Technology Group Ltd.*	128,900	2,027,597
MEMC Electronic Materials, Inc.*	23,800	85,918
Micron Technology, Inc.*	1,465,885	11,873,669
Novellus Systems, Inc.*	22,600	1,127,966
PMC-Sierra, Inc.*	55,800	403,434
Silicon Laboratories, Inc.*	1,100	47,300
SunPower Corp.*	25,100	160,138
Teradyne, Inc.*	47,000	793,830
Texas Instruments, Inc.	107,500	3,613,075

		105,741,725

Software (1.4%)
Activision Blizzard, Inc.	107,400	1,376,868
CA, Inc.	97,300	2,681,588
Compuware Corp.*	14,700	135,093
Microsoft Corp.	726,100	23,416,725
Oracle Corp.	493,200	14,381,712
Symantec Corp.*	60,100	1,123,870
Synopsys, Inc.*	34,600	1,060,836
Zynga, Inc., Class A*	16,850	221,577

		44,398,269

Total Information Technology		343,671,828

Materials (1.9%)
Chemicals (0.9%)
Ashland, Inc.	20,100	1,227,306
Cabot Corp.	16,600	708,488
CF Industries Holdings, Inc.	2,991	546,306
Cytec Industries, Inc.	12,500	759,875
Dow Chemical Co.	298,350	10,334,844
Huntsman Corp.	39,400	551,994
LyondellBasell Industries N.V., Class A	241,800	10,554,570
PPG Industries, Inc.	21,600	2,069,280
Rockwood Holdings, Inc.*	900	46,935
RPM International, Inc.	33,000	864,270
Scotts Miracle-Gro Co., Class A	1,600	86,656
Valspar Corp.	21,200	1,023,748
W.R. Grace & Co.*	1,900	109,820
Westlake Chemical Corp.	4,000	259,160

		29,143,252

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,200	530,906
Vulcan Materials Co.	32,700	1,397,271

		1,928,177

Containers & Packaging (0.1%)
AptarGroup, Inc.	17,100	936,567
Bemis Co., Inc.	26,700	862,143
Greif, Inc., Class A	9,700	542,424
Owens-Illinois, Inc.*	41,600	970,944
Packaging Corp. of America	2,400	71,016
Sealed Air Corp.	40,600	783,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sonoco Products Co.	25,300	$839,960

		5,007,040

Metals & Mining (0.6%)
AK Steel Holding Corp.	22,300	168,588
Alcoa, Inc.	269,900	2,704,398
Commercial Metals Co.	29,200	432,744
Newmont Mining Corp.	164,800	8,449,296
Nucor Corp.	80,200	3,444,590
Reliance Steel & Aluminum Co.	16,200	914,976
Schnitzer Steel Industries, Inc., Class A	4,000	159,580
Steel Dynamics, Inc.	14,900	216,646
Titanium Metals Corp.	10,100	136,956
United States Steel Corp.	36,500	1,072,005

		17,699,779

Paper & Forest Products (0.2%)
Domtar Corp.	10,400	991,952
International Paper Co.	87,400	3,067,740
MeadWestvaco Corp.	43,000	1,358,370

		5,418,062

Total Materials		59,196,310

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,663,700	51,957,351
CenturyLink, Inc.	598,328	23,125,377
Frontier Communications Corp.	252,526	1,053,034
Level 3 Communications, Inc.*	28,826	741,693
tw telecom, Inc.*	5,500	121,880
Verizon Communications, Inc.	555,700	21,244,411
Windstream Corp.	57,500	673,325

		98,917,071

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	6,200	14,136
NII Holdings, Inc.*	5,400	98,874
Sprint Nextel Corp.*	759,200	2,163,720
Telephone & Data Systems, Inc.	24,892	576,250
U.S. Cellular Corp.*	3,700	151,441

		3,004,421

Total Telecommunication Services		101,921,492

Utilities (5.2%)
Electric Utilities (2.7%)
American Electric Power Co., Inc.	276,770	10,677,787
Duke Energy Corp.	337,800	7,097,178
Edison International	225,300	9,577,503
Entergy Corp.	45,200	3,037,440
Exelon Corp.	211,996	8,312,363
FirstEnergy Corp.	106,115	4,837,783
Great Plains Energy, Inc.	116,000	2,351,320
Hawaiian Electric Industries, Inc.	24,100	610,935
NextEra Energy, Inc.	107,100	6,541,668
Northeast Utilities	44,800	1,662,976
NV Energy, Inc.	510,400	8,227,648
Pepco Holdings, Inc.	57,200	1,080,508
Pinnacle West Capital Corp.	27,700	1,326,830
PPL Corp.	146,402	4,137,320
Progress Energy, Inc.	74,700	3,967,317
Southern Co.	215,500	9,682,415
Westar Energy, Inc.	28,800	804,384

		83,933,375

Gas Utilities (0.3%)
AGL Resources, Inc.	19,800	776,556
Atmos Energy Corp.	176,800	5,562,128
National Fuel Gas Co.	17,900	861,348
ONEOK, Inc.	25,200	2,057,832
Questar Corp.	45,000	866,700
UGI Corp.	28,300	771,175

		10,895,739

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	166,700	2,178,769
Calpine Corp.*	89,000	1,531,690
GenOn Energy, Inc.*	195,704	407,065
NRG Energy, Inc.*	61,100	957,437

		5,074,961

Multi-Utilities (1.9%)
Alliant Energy Corp.	28,100	1,217,292
Ameren Corp.	61,200	1,993,896
CenterPoint Energy, Inc.	418,000	8,242,960
CMS Energy Corp.	64,000	1,408,000
Consolidated Edison, Inc.	74,200	4,334,764
Dominion Resources, Inc.	146,100	7,481,781
DTE Energy Co.	101,600	5,591,048
Integrys Energy Group, Inc.	19,900	1,054,501
MDU Resources Group, Inc.	47,900	1,072,481
NiSource, Inc.	199,100	4,848,085
NSTAR	26,300	1,278,969
OGE Energy Corp.	24,800	1,326,800
PG&E Corp.	101,000	4,384,410
Public Service Enterprise Group, Inc.	170,100	5,206,761
SCANA Corp.	29,200	1,331,812
Sempra Energy	60,800	3,645,568
TECO Energy, Inc.	54,500	956,475
Vectren Corp.	20,700	601,542
Wisconsin Energy Corp.	59,300	2,086,174
Xcel Energy, Inc.	122,800	3,250,516

		61,313,835

Water Utilities (0.1%)
American Water Works Co., Inc.	44,500	1,514,335
Aqua America, Inc.	31,400	699,906

		2,214,241

Total Utilities		163,432,151

Total Common Stocks (87.9%) (Cost $2,157,683,000)		2,783,375,752

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $6,890)	1,300	2,379

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.8%)
U.S. Treasury Bills
0.06%, 5/3/12 #(p)	$58,713,200	58,710,075

Total Short-Term Investments (1.8%) (Cost $58,711,184)		58,710,075

Total Investments (89.7%) (Cost $2,216,401,074)		2,842,088,206
Other Assets Less Liabilities (10.3%)		325,118,069

Net Assets (100%)		$3,167,206,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,710,075

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	5,087	June-12	$347,656,037	$356,903,920	$9,247,883
S&P Mid Cap 400 E-Mini Index	366	June-12	35,973,867	36,318,180	344,313

					$9,592,196

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$329,064,063	$—	$—	$329,064,063
Consumer Staples	254,973,608	316,882	—	255,290,490
Energy	315,250,415	—	—	315,250,415
Financials	600,087,922	870,493	—	600,958,415
Health Care	380,495,886	—	—	380,495,886
Industrials	234,094,702	—	—	234,094,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Information Technology	343,671,828	—	—	343,671,828
Materials	59,196,310	—	—	59,196,310
Telecommunication Services	101,921,492	—	—	101,921,492
Utilities	163,432,151	—	—	163,432,151
Futures	9,592,196	—	—	9,592,196
Rights
Health Care	2,379	—	—	2,379
Short-Term Investments	—	58,710,075	—	58,710,075

Total Assets	$2,791,782,952	$59,897,450	$—	$2,851,680,402

Total Liabilities	$—	$—	$—	$—

Total	$2,791,782,952	$59,897,450	$—	$2,851,680,402

(a) Securities with a market value of $1,187,375 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary††	Investments in Preferred Stocks - Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	595
Purchases	—	—
Sales	—	(595)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

†† Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$98,340,659
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$132,891,792

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$532,394,935
Aggregate gross unrealized depreciation	(95,631,026)

Net unrealized appreciation	$436,763,909

Federal income tax cost of investments	$2,405,324,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Automobiles (0.6% )
Ford Motor Co.	137,493	$1,717,288

Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	30,308	972,281
Hyatt Hotels Corp., Class A*	19,049	813,773
Marriott International, Inc., Class A	27,373	1,036,068
MGM Resorts International*	146,703	1,998,095
Starwood Hotels & Resorts Worldwide, Inc.	14,781	833,796
Wynn Resorts Ltd.	15,394	1,922,403

		7,576,416

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	1,759	356,215

Media (2.4%)
Interpublic Group of Cos., Inc.	240,008	2,738,491
Time Warner, Inc.	45,974	1,735,518
Walt Disney Co.	47,906	2,097,325

		6,571,334

Multiline Retail (0.7%)
Macy’s, Inc.	21,703	862,260
Target Corp.	17,447	1,016,637

		1,878,897

Specialty Retail (2.5% )
Dick’s Sporting Goods, Inc.	74,142	3,564,747
Home Depot, Inc.	67,149	3,378,266

		6,943,013

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	15,096	1,166,619
PVH Corp.	7,328	654,610

		1,821,229

Total Consumer Discretionary		26,864,392

Consumer Staples (7.3%)
Beverages (2.1%)
Coca-Cola Co.	33,856	2,505,683
PepsiCo, Inc.	46,998	3,118,317

		5,624,000

Food & Staples Retailing (1.0% )
CVS Caremark Corp.	52,110	2,334,528
Wal-Mart Stores, Inc.	8,969	548,903

		2,883,431

Food Products (0.9% )
Kellogg Co.	44,859	2,405,788

Household Products (2.6% )
Colgate-Palmolive Co.	25,863	2,528,884
Procter & Gamble Co.	67,829	4,558,787

		7,087,671

Tobacco (0.7%)
Altria Group, Inc.	65,287	2,015,410

Total Consumer Staples		20,016,300

Energy (11.9%)
Energy Equipment & Services (2.1%)
National Oilwell Varco, Inc.	19,087	1,516,844
Schlumberger Ltd.	48,384	3,383,493
Weatherford International Ltd.*	59,933	904,389

		5,804,726

Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	30,649	2,401,043
Apache Corp.	15,401	1,546,876
Cabot Oil & Gas Corp.	19,784	616,667
Chevron Corp.	32,470	3,482,083
Continental Resources, Inc.*	15,438	1,324,889
Devon Energy Corp.	13,333	948,243
EOG Resources, Inc.	7,731	858,914
EQT Corp.	8,888	428,490
Exxon Mobil Corp.	59,399	5,151,675
Hess Corp.	45,405	2,676,625
Marathon Petroleum Corp.	23,862	1,034,656
Noble Energy, Inc.	8,006	782,827
Occidental Petroleum Corp.	19,261	1,834,225
Range Resources Corp.	8,682	504,772
Southwestern Energy Co.*	19,381	593,059
Suncor Energy, Inc.	76,089	2,488,110

		26,673,154

Total Energy		32,477,880

Financials (14.7%)
Capital Markets (3.3%)
Franklin Resources, Inc.	3,755	465,733
Goldman Sachs Group, Inc.	31,407	3,906,088
Morgan Stanley	91,615	1,799,319
State Street Corp.	14,268	649,194
T. Rowe Price Group, Inc.	35,909	2,344,858

		9,165,192

Commercial Banks (4.7% )
Fifth Third Bancorp	114,907	1,614,443
PNC Financial Services Group, Inc.	34,487	2,224,067
Regions Financial Corp.	174,346	1,148,940
SunTrust Banks, Inc.	44,895	1,085,112
U.S. Bancorp	76,270	2,416,234
Wells Fargo & Co.	128,843	4,398,700

		12,887,496

Consumer Finance (1.3%)
Capital One Financial Corp.	62,755	3,497,964

Diversified Financial Services (2.7%)
Bank of America Corp.	126,757	1,213,064
Citigroup, Inc.	45,271	1,654,655
JPMorgan Chase & Co.	99,005	4,552,250

		7,419,969

Insurance (1.9%)
Chubb Corp.	20,075	1,387,383
MetLife, Inc.	41,979	1,567,916
Prudential Financial, Inc.	35,452	2,247,302

		5,202,601

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	136,100	2,234,762

Total Financials		40,407,984

Health Care (11.1%)
Biotechnology (0.8% )
Celgene Corp.*	11,221	869,852
Gilead Sciences, Inc.*	14,246	695,917
Human Genome Sciences, Inc.*	69,257	570,678

		2,136,447

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	46,118	2,756,934
St. Jude Medical, Inc.	31,426	1,392,486

		4,149,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.7% )
Express Scripts, Inc.*	60,813	$3,294,849
UnitedHealth Group, Inc.	58,849	3,468,560
WellPoint, Inc.	7,175	529,515

		7,292,924

Health Care Technology (0.7% )
SXC Health Solutions Corp.*	26,743	2,004,655

Pharmaceuticals (5.4% )
Abbott Laboratories	33,442	2,049,660
Johnson & Johnson	74,823	4,935,325
Merck & Co., Inc.	69,780	2,679,552
Pfizer, Inc.	228,979	5,188,664

		14,853,201

Total Health Care		30,436,647

Industrials (11.4%)
Aerospace & Defense (3.9%)
Boeing Co.	19,286	1,434,300
Goodrich Corp.	19,556	2,453,105
Honeywell International, Inc.	29,831	1,821,182
Precision Castparts Corp.	12,274	2,122,175
United Technologies Corp.	34,178	2,834,723

		10,665,485

Construction & Engineering (0.6% )
Fluor Corp.	28,966	1,739,119

Electrical Equipment (1.1% )
Emerson Electric Co.	57,356	2,992,836

Industrial Conglomerates (1.1% )
General Electric Co.	147,867	2,967,691

Machinery (2.1%)
Caterpillar, Inc.	12,414	1,322,339
Dover Corp.	27,053	1,702,716
Eaton Corp.	19,143	953,896
PACCAR, Inc.	39,239	1,837,562

		5,816,513

Road & Rail (2.6% )
Hertz Global Holdings, Inc.*	136,155	2,047,771
Union Pacific Corp.	46,811	5,031,246

		7,079,017

Total Industrials		31,260,661

Information Technology (22.7%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	91,388	1,932,856
QUALCOMM, Inc.	83,049	5,648,993

		7,581,849

Computers & Peripherals (8.2% )
Apple, Inc.*	28,877	17,310,895
Dell, Inc.*	79,265	1,315,799
EMC Corp.*	112,291	3,355,255
Hewlett-Packard Co.	26,945	642,100

		22,624,049

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	67,044	943,979

Internet Software & Services (3.1% )
Google, Inc., Class A*	9,618	6,167,447
Monster Worldwide, Inc.*	229,035	2,233,091

		8,400,538

IT Services (1.5%)
International Business Machines Corp.	13,352	2,785,895
Mastercard, Inc., Class A	3,282	1,380,212

		4,166,107

Semiconductors & Semiconductor Equipment (2.6% )
Broadcom Corp., Class A*	26,934	1,058,506
Intel Corp.	95,491	2,684,252
Micron Technology, Inc.*	183,578	1,486,982
Texas Instruments, Inc.	52,851	1,776,322

		7,006,062

Software (4.2% )
Activision Blizzard, Inc.	9,016	115,585
Adobe Systems, Inc.*	64,695	2,219,685
Microsoft Corp.	139,230	4,490,168
Oracle Corp.	82,180	2,396,369
VMware, Inc., Class A*	20,354	2,287,179

		11,508,986

Total Information Technology		62,231,570

Materials (6.6%)
Chemicals (4.3%)
Celanese Corp.	38,083	1,758,673
CF Industries Holdings, Inc.	4,239	774,253
Dow Chemical Co.	65,197	2,258,424
E.I. du Pont de Nemours & Co.	7,577	400,823
LyondellBasell Industries N.V., Class A	41,284	1,802,047
Monsanto Co.	28,335	2,259,999
Mosaic Co.	38,423	2,124,408
Potash Corp. of Saskatchewan, Inc.	11,491	525,024

		11,903,651

Metals & Mining (2.3%)
Cliffs Natural Resources, Inc.	20,891	1,446,911
Freeport-McMoRan Copper & Gold, Inc.	55,438	2,108,861
Newmont Mining Corp.	10,710	549,102
Reliance Steel & Aluminum Co.	16,958	957,788
United States Steel Corp.	37,978	1,115,414

		6,178,076

Total Materials		18,081,727

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	84,927	2,652,270
CenturyLink, Inc.	48,354	1,868,882
Verizon Communications, Inc.	60,110	2,298,006

Total Telecommunication Services		6,819,158

Utilities (1.2%)
Electric Utilities (0.6%)
NextEra Energy, Inc.	13,797	842,721
Progress Energy, Inc.	12,984	689,580

		1,532,301

Multi-Utilities (0.6%)
Dominion Resources, Inc.	19,255	986,048
PG&E Corp.	17,878	776,084

		1,762,132

Total Utilities		3,294,433

Total Investments (99.2%) (Cost $217,481,167)		271,890,752
Other Assets Less Liabilities (0.8%)		2,159,097

Net Assets (100%)		$274,049,849

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,864,392	$—	$—	$26,864,392
Consumer Staples	20,016,300	—	—	20,016,300
Energy	32,477,880	—	—	32,477,880
Financials	40,407,984	—	—	40,407,984
Health Care	30,436,647	—	—	30,436,647
Industrials	31,260,661	—	—	31,260,661
Information Technology	62,231,570	—	—	62,231,570
Materials	18,081,727	—	—	18,081,727
Telecommunication Services	6,819,158	—	—	6,819,158
Utilities	3,294,433	—	—	3,294,433

Total Assets	$271,890,752	$—	$—	$271,890,752

Total Liabilities	$—	$—	$—	$—

Total	$271,890,752	$—	$—	$271,890,752

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,020,931
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,435,406

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,461,688
Aggregate gross unrealized depreciation	(9,924,080)

Net unrealized appreciation	$52,537,608

Federal income tax cost of investments	$219,353,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.1%)
Iluka Resources Ltd.	408,019	$7,518,881
Newcrest Mining Ltd.	277,724	8,538,354
Rio Tinto Ltd.	378,558	25,645,255

		41,702,490

Brazil (6.2%)
Banco Santander Brasil S.A. (ADR)	746,100	6,841,737
BM&F Bovespa S.A.	1,335,600	8,187,222
Brasil Brokers Participacoes S.A.	1,888,800	8,163,813
Cia. Hering	75,400	1,947,525
Diagnosticos da America S.A.	528,100	4,058,858
Fleury S.A.	481,100	6,362,132
Itau Unibanco Holding S.A. (Preference) (ADR)	742,470	14,247,999
Lojas Renner S.A.	223,500	7,641,203
LPS Brasil Consultoria de Imoveis S.A.	321,100	6,592,801
Tim Participacoes S.A. (ADR)	567,560	18,309,486

		82,352,776

Canada (2.7%)
Canadian National Railway Co.	250,670	19,910,718
Goldcorp, Inc.	184,800	8,329,849
Suncor Energy, Inc.	234,578	7,664,442

		35,905,009

Chile (0.7%)
Banco Santander Chile S.A (ADR)	101,450	8,733,831

China (1.8%)
China Construction Bank Corp., Class H	10,235,940	7,908,730
China Petroleum & Chemical Corp., Class H	10,570,000	11,515,244
Guangzhou Automobile Group Co., Ltd., Class H	4,254,000	4,218,091

		23,642,065

Denmark (1.9%)
Carlsberg A/S, Class B	143,391	11,847,523
Novo Nordisk A/S, Class B	99,752	13,810,990

		25,658,513

Finland (0.8%)
Kone Oyj, Class B	203,611	11,342,894

France (14.7%)
Air Liquide S.A.	99,944	13,324,199
Cie Generale d’Optique Essilor International S.A.	161,706	14,413,045
Danone S.A.	499,642	34,851,283
Dassault Systemes S.A.	186,114	17,124,714
Legrand S.A.	456,322	16,791,181
LVMH Moet Hennessy Louis Vuitton S.A.	220,301	37,858,119
Pernod-Ricard S.A.	194,680	20,356,146
Publicis Groupe S.A.	308,457	17,004,768
Schneider Electric S.A.	243,546	15,912,799
Technip S.A.	64,940	7,650,304

		195,286,558

Germany (9.2%)
Bayer AG (Registered)	169,910	11,951,357
Bayerische Motoren Werke (BMW) AG	197,148	17,729,793
Brenntag AG	114,846	14,064,079
Fresenius Medical Care AG & Co. KGaA	165,764	11,748,162

Infineon Technologies AG	779,267	7,967,338
Linde AG	174,311	31,279,992
SAP AG	215,838	15,072,514
Symrise AG	420,253	12,162,664

		121,975,899

Hong Kong (4.2%)
AIA Group Ltd.	4,059,200	14,871,353
China Unicom Hong Kong Ltd.	7,652,000	12,967,571
Dairy Farm International Holdings Ltd.	1,030,500	10,758,420
Li & Fung Ltd.	7,344,000	16,852,648

		55,449,992

India (0.7%)
HDFC Bank Ltd.	932,289	9,513,209

Indonesia (0.5%)
PT Bank Rakyat Indonesia (Persero) Tbk	8,938,000	6,793,427

Ireland (1.6%)
Accenture plc, Class A	195,910	12,636,195
Experian plc	585,167	9,121,073

		21,757,268

Israel (2.5%)
Check Point Software Technologies Ltd.*	186,730	11,920,843
NICE Systems Ltd. (ADR)*	300,610	11,813,973
Teva Pharmaceutical Industries Ltd. (ADR)	196,960	8,875,018

		32,609,834

Italy (0.8%)
Saipem S.p.A.	194,862	10,065,441

Japan (10.5%)
Honda Motor Co., Ltd.	438,000	16,642,624
INPEX Corp.	1,812	12,237,622
Japan Tobacco, Inc.	2,917	16,422,883
JGC Corp.	536,000	16,610,366
Lawson, Inc.	210,800	13,268,914
Obic Co., Ltd.	33,100	6,710,378
Santen Pharmaceutical Co., Ltd.	257,600	11,001,764
Shin-Etsu Chemical Co., Ltd.	238,600	13,779,244
Unicharm Corp.	425,600	22,470,363
Yahoo! Japan Corp.	29,840	9,654,648

		138,798,806

Macau (0.4%)
Sands China Ltd.	1,257,600	4,915,062

Netherlands (4.2%)
Akzo Nobel N.V.	227,750	13,447,020
ASML Holding N.V. (N.Y. Shares)	433,450	21,733,183
Heineken N.V.	364,814	20,277,072

		55,457,275

Panama (1.1%)
Copa Holdings S.A., Class A	176,940	14,013,648

Peru (1.3%)
Credicorp Ltd.	128,750	16,971,825

Russia (0.9%)
Gazprom OAO (ADR)	938,510	11,449,822

South Africa (0.5%)
MTN Group Ltd.	381,717	6,718,737

South Korea (1.2%)
Samsung Electronics Co., Ltd.	14,398	16,201,800

Spain (2.2%)
Amadeus IT Holding S.A., Class A	470,676	8,882,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Inditex S.A.	208,649	$19,985,723

		28,868,252

Sweden (0.7%)
Telefonaktiebolaget LM Ericsson, Class B	962,918	9,977,331

Switzerland (9.0%)
Cie Financiere Richemont S.A., Class A	203,059	12,731,959
Credit Suisse Group AG (Registered)*	481,011	13,710,439
Julius Baer Group Ltd.*	271,083	10,943,020
Kuehne + Nagel International AG (Registered)	58,030	7,849,189
Nestle S.A. (Registered)	371,908	23,401,323
Roche Holding AG	86,884	15,120,723
Schindler Holding AG	98,998	11,910,029
Sonova Holding AG (Registered)*	157,418	17,490,889
Swatch Group AG	14,639	6,738,124

		119,895,695

Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,061,448	31,498,925

Thailand (1.1%)
CP ALL PCL	2,418,400	5,134,691
Siam Commercial Bank PCL (Foreign)	2,053,800	9,553,332

		14,688,023

United Kingdom (11.1%)
Aberdeen Asset Management plc	1,994,355	8,198,225
Bellway plc	417,867	5,467,334
BG Group plc	665,885	15,422,403
Capita Group plc	608,699	7,131,723
Compass Group plc	2,051,020	21,504,375
Diageo plc	966,723	23,232,758
HSBC Holdings plc	1,602,687	14,222,286
Intertek Group plc	222,077	8,919,377
Michael Page International plc	976,157	7,494,543
Reckitt Benckiser Group plc	351,974	19,890,168
Standard Chartered plc	656,965	16,392,722

		147,875,914

United States (0.5%)
Mettler-Toledo International, Inc.*	36,440	6,732,290

Total Common Stocks (98.5%) (Cost $1,056,108,671)		1,306,852,611

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
Bank of Nova Scotia/New York
0.06%, 4/2/12 (p)	$3,293,000	3,292,989
Barclays US Funding LLC
0.09%, 4/2/12 (p)	13,342,000	13,341,933

Total Commercial Paper		16,634,922

Total Short-Term Investments (1.2%) (Cost $16,634,961)		16,634,922

Total Investments (99.7%) (Cost $1,072,743,632)		1,323,487,533
Other Assets Less Liabilities (0.3%)		3,419,679

Net Assets (100%)		$1,326,907,212

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification As a Percentage of Total Net Assets

Consumer Discretionary	14.4%
Consumer Staples	16.7
Energy	5.7
Financials	13.7
Health Care	9.2
Industrials	12.1
Information Technology	13.7
Materials	10.1
Telecommunication Services	2.9
Cash and Other	1.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,588,728	$181,648,620	$—	$191,237,348
Consumer Staples	—	221,911,544	—	221,911,544
Energy	7,664,442	68,340,836	—	76,005,278
Financials	69,739,228	112,106,743	—	181,845,971
Health Care	26,028,298	95,536,930	—	121,565,228
Industrials	33,924,366	127,147,253	—	161,071,619
Information Technology	89,603,119	91,591,252	—	181,194,371
Materials	8,329,849	125,695,609	—	134,025,458
Telecommunication Services	18,309,486	19,686,308	—	37,995,794
Short-Term Investments	—	16,634,922	—	16,634,922

Total Assets	$263,187,516	$1,060,300,017	$—	$1,323,487,533

Total Liabilities	$—	$—	$—	$—

Total	$263,187,516	$1,060,300,017	$—	$1,323,487,533

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$197,537,439
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$170,470,360

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,988,987
Aggregate gross unrealized depreciation	(23,322,720)

Net unrealized appreciation	$236,666,267

Federal income tax cost of investments	$1,086,821,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (0.3%)
Gentex Corp.	152,226	$3,729,537

Automobiles (0.1%)
Thor Industries, Inc.	46,621	1,471,359

Distributors (0.4%)
LKQ Corp.*	155,510	4,847,247

Diversified Consumer Services (0.8%)
ITT Educational Services, Inc.*	21,363	1,412,949
Matthews International Corp., Class A	30,808	974,765
Regis Corp.	61,762	1,138,274
Service Corp. International	232,252	2,615,157
Sotheby’s, Inc.	71,158	2,799,356
Strayer Education, Inc.	12,151	1,145,596

		10,086,097

Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc.*	46,100	2,155,175
Bob Evans Farms, Inc.	30,919	1,166,265
Brinker International, Inc.	85,216	2,347,701
Cheesecake Factory, Inc.*	57,663	1,694,715
International Speedway Corp., Class A	30,081	834,748
Life Time Fitness, Inc.*	44,578	2,254,309
Panera Bread Co., Class A*	31,452	5,061,256
Scientific Games Corp., Class A*	61,298	714,735
Wendy’s Co.	309,207	1,549,127
WMS Industries, Inc.*	58,684	1,392,571

		19,170,602

Household Durables (1.4%)
American Greetings Corp., Class A	43,236	663,240
KB Home	77,200	687,080
M.D.C. Holdings, Inc.	38,986	1,005,449
Mohawk Industries, Inc.*	60,681	4,035,894
NVR, Inc.*	5,228	3,797,253
Toll Brothers, Inc.*	155,697	3,735,171
Tupperware Brands Corp.	60,136	3,818,636

		17,742,723

Internet & Catalog Retail (0.1%)
HSN, Inc.	42,200	1,604,866

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	73,200	5,281,380

Media (1.0%)
AMC Networks, Inc., Class A*	61,100	2,726,893
DreamWorks Animation SKG, Inc., Class A*	74,802	1,380,097
John Wiley & Sons, Inc., Class A	50,496	2,403,105
Lamar Advertising Co., Class A*	62,811	2,035,704
Meredith Corp.	39,000	1,265,940
New York Times Co., Class A*	127,500	865,725
Scholastic Corp.	26,828	946,492
Valassis Communications, Inc.*	47,000	1,081,000

		12,704,956

Multiline Retail (0.2%)
Saks, Inc.*	168,929	1,961,265

Specialty Retail (4.8%)
Aaron’s, Inc.	79,880	2,068,892
Advance Auto Parts, Inc.	76,851	6,806,693
Aeropostale, Inc.*	85,742	1,853,742
American Eagle Outfitters, Inc.	205,385	3,530,568
ANN, Inc.*	55,591	1,592,126
Ascena Retail Group, Inc.*	71,100	3,151,152
Barnes & Noble, Inc.*	41,919	555,427
Chico’s FAS, Inc.	177,270	2,676,777
Collective Brands, Inc.*	63,865	1,255,586
Dick’s Sporting Goods, Inc.	102,613	4,933,633
Foot Locker, Inc.	162,478	5,044,942
Guess?, Inc.	69,654	2,176,688
Office Depot, Inc.*	301,000	1,038,450
PetSmart, Inc.	118,501	6,780,627
RadioShack Corp.	105,600	656,832
Rent-A-Center, Inc.	62,484	2,358,771
Signet Jewelers Ltd.	92,200	4,359,216
Tractor Supply Co.	75,400	6,828,224
Williams-Sonoma, Inc.	110,179	4,129,509

		61,797,855

Textiles, Apparel & Luxury Goods (2.2%)
Carter’s, Inc.*	54,100	2,692,557
Deckers Outdoor Corp.*	41,000	2,585,050
Fossil, Inc.*	54,793	7,231,580
Hanesbrands, Inc.*	103,165	3,047,494
PVH Corp.	71,691	6,404,157
Under Armour, Inc., Class A*	38,853	3,652,182
Warnaco Group, Inc.*	43,300	2,528,720

		28,141,740

Total Consumer Discretionary		168,539,627

Consumer Staples (4.0%)
Beverages (0.8%)
Monster Beverage Corp.*	160,900	9,990,281

Food & Staples Retailing (0.2%)
Ruddick Corp.	52,325	2,098,233

Food Products (1.9%)
Corn Products International, Inc.	79,589	4,588,306
Flowers Foods, Inc.	119,023	2,424,499
Green Mountain Coffee Roasters, Inc.*	137,900	6,459,236
Lancaster Colony Corp.	21,285	1,414,601
Post Holdings, Inc.*	29,255	963,367
Ralcorp Holdings, Inc.*	58,511	4,335,080
Smithfield Foods, Inc.*	173,937	3,831,832
Tootsie Roll Industries, Inc.	27,464	629,198

		24,646,119

Household Products (1.0%)
Church & Dwight Co., Inc.	151,898	7,471,862
Energizer Holdings, Inc.*	69,477	5,153,804

		12,625,666

Tobacco (0.1%)
Universal Corp.	24,764	1,154,002

Total Consumer Staples		50,514,301

Energy (5.8%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	59,800	2,684,422
CARBO Ceramics, Inc.	21,000	2,214,450
Dresser-Rand Group, Inc.*	79,800	3,701,922
Dril-Quip, Inc.*	36,300	2,360,226
Helix Energy Solutions Group, Inc.*	111,989	1,993,404
Oceaneering International, Inc.	114,668	6,179,459
Oil States International, Inc.*	54,400	4,246,464
Patterson-UTI Energy, Inc.	163,019	2,818,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.*	163,967	$4,322,170
Tidewater, Inc.	55,123	2,977,744
Unit Corp.*	44,386	1,897,945

		35,396,805

Oil, Gas & Consumable Fuels (3.0%)
Arch Coal, Inc.	224,524	2,404,652
Bill Barrett Corp.*	50,374	1,310,228
Cimarex Energy Co.	91,039	6,870,713
Energen Corp.	76,595	3,764,644
Forest Oil Corp.*	120,404	1,459,297
HollyFrontier Corp.	220,824	7,099,492
Northern Oil and Gas, Inc.*	66,400	1,377,136
Patriot Coal Corp.*	96,103	599,683
Plains Exploration & Production Co.*	136,214	5,809,527
Quicksilver Resources, Inc.*	126,305	636,577
SM Energy Co.	67,900	4,805,283
World Fuel Services Corp.	74,400	3,050,400

		39,187,632

Total Energy		74,584,437

Financials (20.6%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	56,508	6,318,160
Apollo Investment Corp.	209,277	1,500,516
Eaton Vance Corp.	121,605	3,475,471
Greenhill & Co., Inc.	30,700	1,339,748
Janus Capital Group, Inc.	196,700	1,752,597
Jefferies Group, Inc.	152,257	2,868,522
Raymond James Financial, Inc.	116,746	4,264,731
SEI Investments Co.	155,089	3,208,791
Waddell & Reed Financial, Inc., Class A	90,999	2,949,278

		27,677,814

Commercial Banks (4.1%)
Associated Banc-Corp.	182,700	2,550,492
BancorpSouth, Inc.	85,995	1,158,353
Bank of Hawaii Corp.	49,652	2,400,674
Cathay General Bancorp	80,918	1,432,249
City National Corp./California	49,307	2,587,138
Commerce Bancshares, Inc./Missouri	83,855	3,397,805
Cullen/Frost Bankers, Inc.	64,826	3,772,225
East West Bancorp, Inc.	157,800	3,643,602
First Niagara Financial Group, Inc.	368,174	3,622,832
FirstMerit Corp.	115,099	1,940,569
Fulton Financial Corp.	214,431	2,251,525
Hancock Holding Co.	90,000	3,195,900
International Bancshares Corp.	56,460	1,194,129
Prosperity Bancshares, Inc.	49,500	2,267,100
Signature Bank/New York*	48,800	3,076,352
SVB Financial Group*	46,081	2,964,852
Synovus Financial Corp.	839,763	1,721,514
TCF Financial Corp.	168,282	2,000,873
Trustmark Corp.	67,463	1,685,226
Valley National Bancorp	198,734	2,573,605
Webster Financial Corp.	77,511	1,757,174
Westamerica Bancorp	30,012	1,440,576

		52,634,765

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	95,700	2,719,794
MSCI, Inc., Class A*	127,900	4,707,999

		7,427,793

Insurance (4.2%)
Alleghany Corp.*	15,400	5,068,140
American Financial Group, Inc./Ohio	81,779	3,155,034
Arthur J. Gallagher & Co.	120,086	4,291,874
Aspen Insurance Holdings Ltd.	75,000	2,095,500
Brown & Brown, Inc.	123,303	2,932,145
Everest Reinsurance Group Ltd.	56,904	5,264,758
Fidelity National Financial, Inc., Class A	232,384	4,189,884
First American Financial Corp.	110,855	1,843,519
Hanover Insurance Group, Inc.	47,479	1,952,336
HCC Insurance Holdings, Inc.	109,408	3,410,247
Kemper Corp.	53,795	1,628,913
Mercury General Corp.	37,888	1,657,221
Old Republic International Corp.	270,448	2,853,226
Protective Life Corp.	88,020	2,607,152
Reinsurance Group of America, Inc.	78,072	4,642,942
StanCorp Financial Group, Inc.	46,974	1,923,116
W. R. Berkley Corp.	117,969	4,261,040

		53,777,047

Real Estate Investment Trusts (REITs) (8.5%)
Alexandria Real Estate Equities, Inc. (REIT)	65,765	4,809,395
American Campus Communities, Inc. (REIT)	79,200	3,541,824
BRE Properties, Inc. (REIT)	79,847	4,036,266
Camden Property Trust (REIT)	81,875	5,383,281
Corporate Office Properties Trust/Maryland (REIT)	75,802	1,759,364
Duke Realty Corp. (REIT)	267,804	3,840,309
Equity One, Inc. (REIT)	62,939	1,272,627
Essex Property Trust, Inc. (REIT)	36,202	5,484,965
Federal Realty Investment Trust (REIT)	67,412	6,524,808
Highwoods Properties, Inc. (REIT)	77,766	2,591,163
Home Properties, Inc. (REIT)	50,500	3,081,005
Hospitality Properties Trust (REIT)	131,198	3,472,811
Liberty Property Trust (REIT)	123,308	4,404,562
Macerich Co. (REIT)	140,127	8,092,334
Mack-Cali Realty Corp. (REIT)	92,592	2,668,501
National Retail Properties, Inc. (REIT)	109,800	2,985,462
Omega Healthcare Investors, Inc. (REIT)	110,631	2,352,015
Potlatch Corp. (REIT)	42,347	1,327,155
Rayonier, Inc. (REIT)	128,290	5,656,306
Realty Income Corp. (REIT)	141,323	5,473,440
Regency Centers Corp. (REIT)	95,499	4,247,796
Senior Housing Properties Trust (REIT)	172,500	3,803,625
SL Green Realty Corp. (REIT)	91,409	7,088,768
Taubman Centers, Inc. (REIT)	61,500	4,486,425
UDR, Inc. (REIT)	232,527	6,210,796
Weingarten Realty Investors (REIT)	127,874	3,379,710

		107,974,713

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	45,988	3,831,260

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	88,489	872,502
New York Community Bancorp, Inc.	464,308	6,458,524
Washington Federal, Inc.	115,033	1,934,855

		9,265,881

Total Financials		262,589,273

Health Care (10.1%)
Biotechnology (1.6%)
Regeneron Pharmaceuticals, Inc.*	80,500	9,387,910
United Therapeutics Corp.*	55,104	2,597,052
Vertex Pharmaceuticals, Inc.*	221,451	9,081,705

		21,066,667

Health Care Equipment & Supplies (2.6%)
Cooper Cos., Inc.	50,700	4,142,697
Gen-Probe, Inc.*	47,501	3,154,541
Hill-Rom Holdings, Inc.	65,514	2,188,823
Hologic, Inc.*	279,160	6,015,898
IDEXX Laboratories, Inc.*	58,031	5,074,811
Masimo Corp.*	63,575	1,486,383
ResMed, Inc.*	151,876	4,694,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS Corp.	61,520	$1,945,262
Teleflex, Inc.	43,657	2,669,626
Thoratec Corp.*	61,115	2,060,187

		33,432,715

Health Care Providers & Services (3.8%)
AMERIGROUP Corp.*	50,900	3,424,552
Catalyst Health Solutions, Inc.*	52,900	3,371,317
Community Health Systems, Inc.*	95,642	2,127,078
Health Management Associates, Inc., Class A*	268,239	1,802,566
Health Net, Inc.*	86,869	3,450,437
Henry Schein, Inc.*	95,960	7,262,253
HMS Holdings Corp.*	90,300	2,818,263
LifePoint Hospitals, Inc.*	51,529	2,032,304
Lincare Holdings, Inc.	94,106	2,435,463
MEDNAX, Inc.*	51,800	3,852,366
Omnicare, Inc.	121,156	4,309,519
Owens & Minor, Inc.	67,216	2,044,038
Universal Health Services, Inc., Class B	103,034	4,318,155
VCA Antech, Inc.*	92,949	2,157,346
WellCare Health Plans, Inc.*	45,308	3,256,739

		48,662,396

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	201,400	3,343,240

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	20,763	2,152,915
Charles River Laboratories International, Inc.*	52,150	1,882,094
Covance, Inc.*	61,366	2,922,863
Mettler-Toledo International, Inc.*	33,614	6,210,186
Techne Corp.	39,095	2,740,560

		15,908,618

Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc.*	123,941	4,800,235
Medicis Pharmaceutical Corp., Class A	62,601	2,353,172

		7,153,407

Total Health Care		129,567,043

Industrials (16.6%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	34,771	1,742,722
BE Aerospace, Inc.*	109,429	5,085,166
Esterline Technologies Corp.*	32,300	2,308,158
Exelis, Inc.	194,400	2,433,888
Huntington Ingalls Industries, Inc.*	51,600	2,076,384
Triumph Group, Inc.	45,900	2,876,094

		16,522,412

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	108,300	1,866,009

Airlines (0.3%)
Alaska Air Group, Inc.*	75,284	2,696,673
JetBlue Airways Corp.*	217,356	1,062,871

		3,759,544

Building Products (0.5%)
Fortune Brands Home & Security, Inc.*	165,300	3,648,171
Lennox International, Inc.	54,466	2,194,980

		5,843,151

Commercial Services & Supplies (1.7%)
Brink’s Co.	49,834	1,189,538
Clean Harbors, Inc.*	50,016	3,367,577
Copart, Inc.*	114,018	2,972,449
Corrections Corp. of America*	106,401	2,905,811
Deluxe Corp.	53,779	1,259,504
Herman Miller, Inc.	61,318	1,407,861
HNI Corp.	47,848	1,327,782
Mine Safety Appliances Co.	32,444	1,332,800
Rollins, Inc.	67,829	1,443,401
Waste Connections, Inc.	131,688	4,283,811

		21,490,534

Construction & Engineering (1.2%)
AECOM Technology Corp.*	122,131	2,732,070
Granite Construction, Inc.	36,393	1,045,935
KBR, Inc.	157,744	5,607,799
Shaw Group, Inc.*	69,639	2,208,253
URS Corp.	84,261	3,582,778

		15,176,835

Electrical Equipment (1.9%)
Acuity Brands, Inc.	44,500	2,795,935
AMETEK, Inc.	170,024	8,247,864
General Cable Corp.*	55,100	1,602,308
Hubbell, Inc., Class B	62,514	4,912,350
Regal-Beloit Corp.	44,100	2,890,755
Thomas & Betts Corp.*	55,533	3,993,378

		24,442,590

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	64,495	3,219,590

Machinery (5.6%)
AGCO Corp.*	103,142	4,869,334
CLARCOR, Inc.	53,800	2,641,042
Crane Co.	50,910	2,469,135
Donaldson Co., Inc.	158,326	5,656,988
Gardner Denver, Inc.	53,900	3,396,778
Graco, Inc.	62,475	3,314,923
Harsco Corp.	85,012	1,994,382
IDEX Corp.	88,300	3,720,079
ITT Corp.	98,000	2,248,120
Kennametal, Inc.	84,203	3,749,560
Lincoln Electric Holdings, Inc.	88,794	4,024,144
Nordson Corp.	59,806	3,260,025
Oshkosh Corp.*	98,021	2,271,147
Pentair, Inc.	104,766	4,987,909
SPX Corp.	54,166	4,199,490
Terex Corp.*	115,484	2,598,390
Timken Co.	89,193	4,525,653
Trinity Industries, Inc.	83,670	2,756,926
Valmont Industries, Inc.	23,823	2,797,058
Wabtec Corp.	50,863	3,833,544
Woodward, Inc.	63,695	2,728,057

		72,042,684

Marine (0.5%)
Alexander & Baldwin, Inc.	44,244	2,143,622
Kirby Corp.*	59,008	3,882,136

		6,025,758

Professional Services (0.9%)
Corporate Executive Board Co.	35,156	1,512,060
FTI Consulting, Inc.*	43,902	1,647,203
Korn/Ferry International*	50,338	843,161
Manpower, Inc.	86,516	4,098,263
Towers Watson & Co., Class A	54,597	3,607,224

		11,707,911

Road & Rail (1.5%)
Con-way, Inc.	59,053	1,925,718
J.B. Hunt Transport Services, Inc.	95,342	5,183,745
Kansas City Southern*	116,656	8,363,069
Landstar System, Inc.	49,579	2,861,700
Werner Enterprises, Inc.	47,463	1,179,930

		19,514,162

Trading Companies & Distributors (0.9%)
GATX Corp.	48,932	1,971,960
MSC Industrial Direct Co., Inc., Class A	48,469	4,036,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.*	66,608	$2,856,817
Watsco, Inc.	30,000	2,221,200

		11,086,475

Total Industrials		212,697,655

Information Technology (16.4%)
Communications Equipment (1.2%)
ADTRAN, Inc.	67,873	2,116,959
Ciena Corp.*	104,600	1,693,474
Plantronics, Inc.	46,140	1,857,596
Polycom, Inc.*	187,558	3,576,731
Riverbed Technology, Inc.*	164,700	4,624,776
Tellabs, Inc.	390,400	1,581,120

		15,450,656

Computers & Peripherals (0.6%)
Diebold, Inc.	66,283	2,553,221
NCR Corp.*	166,598	3,616,843
QLogic Corp.*	106,300	1,887,888

		8,057,952

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	118,525	4,974,494
Avnet, Inc.*	152,896	5,563,886
Ingram Micro, Inc., Class A*	162,499	3,015,981
Itron, Inc.*	43,302	1,966,344
National Instruments Corp.	99,340	2,833,177
Tech Data Corp.*	43,881	2,380,983
Trimble Navigation Ltd.*	130,914	7,124,340
Vishay Intertechnology, Inc.*	165,393	2,011,179

		29,870,384

Internet Software & Services (1.5%)
AOL, Inc.*	104,100	1,974,777
Equinix, Inc.*	49,172	7,742,131
Monster Worldwide, Inc.*	138,100	1,346,475
Rackspace Hosting, Inc.*	109,900	6,351,121
ValueClick, Inc.*	88,500	1,746,990

		19,161,494

IT Services (3.3%)
Acxiom Corp.*	82,371	1,209,206
Alliance Data Systems Corp.*	53,109	6,689,610
Broadridge Financial Solutions, Inc.	131,351	3,140,602
Convergys Corp.*	126,500	1,688,775
CoreLogic, Inc.*	112,355	1,833,634
DST Systems, Inc.	35,567	1,928,798
Gartner, Inc.*	100,485	4,284,680
Global Payments, Inc.	83,005	3,940,247
Jack Henry & Associates, Inc.	91,938	3,136,925
Lender Processing Services, Inc.	89,095	2,316,470
ManTech International Corp., Class A	24,338	838,688
NeuStar, Inc., Class A*	69,906	2,603,999
VeriFone Systems, Inc.*	111,800	5,799,066
Wright Express Corp.*	41,100	2,660,403

		42,071,103

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	54,953	2,262,965

Semiconductors & Semiconductor Equipment (2.7%)
Atmel Corp.*	474,853	4,682,051
Cree, Inc.*	121,962	3,857,658
Cypress Semiconductor Corp.*	163,500	2,555,505
Fairchild Semiconductor International, Inc.*	133,394	1,960,892
Integrated Device Technology, Inc.*	154,041	1,101,393
International Rectifier Corp.*	74,340	1,715,024
Intersil Corp., Class A	132,642	1,485,590
Lam Research Corp.*	127,366	5,683,071
MEMC Electronic Materials, Inc.*	247,100	892,031
RF Micro Devices, Inc.*	291,230	1,450,325
Semtech Corp.*	68,740	1,956,340
Silicon Laboratories, Inc.*	44,493	1,913,199
Skyworks Solutions, Inc.*	199,100	5,505,115

		34,758,194

Software (4.5%)
ACI Worldwide, Inc.*	41,556	1,673,460
Advent Software, Inc.*	34,742	889,395
ANSYS, Inc.*	98,068	6,376,381
Cadence Design Systems, Inc.*	288,250	3,412,880
Compuware Corp.*	231,900	2,131,161
Concur Technologies, Inc.*	49,000	2,811,620
FactSet Research Systems, Inc.	47,942	4,748,176
Fair Isaac Corp.	37,884	1,663,108
Informatica Corp.*	112,765	5,965,269
Mentor Graphics Corp.*	98,247	1,459,950
MICROS Systems, Inc.*	85,168	4,708,939
Parametric Technology Corp.*	123,768	3,458,078
Quest Software, Inc.*	58,060	1,351,056
Rovi Corp.*	112,844	3,673,072
Solera Holdings, Inc.	75,100	3,446,339
Synopsys, Inc.*	152,034	4,661,362
TIBCO Software, Inc.*	175,600	5,355,800

		57,786,046

Total Information Technology		209,418,794

Materials (6.3%)
Chemicals (2.9%)
Albemarle Corp.	94,568	6,044,787
Ashland, Inc.	82,829	5,057,539
Cabot Corp.	67,664	2,887,899
Cytec Industries, Inc.	48,699	2,960,412
Intrepid Potash, Inc.*	55,400	1,347,882
Minerals Technologies, Inc.	19,054	1,246,322
NewMarket Corp.	11,200	2,098,880
Olin Corp.	84,097	1,829,110
RPM International, Inc.	139,166	3,644,758
Scotts Miracle-Gro Co., Class A	45,805	2,480,799
Sensient Technologies Corp.	52,908	2,010,504
Valspar Corp.	99,331	4,796,694

		36,405,586

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	48,448	4,148,602

Containers & Packaging (1.5%)
AptarGroup, Inc.	70,380	3,854,713
Greif, Inc., Class A	32,490	1,816,841
Packaging Corp. of America	103,815	3,071,886
Rock-Tenn Co., Class A	74,900	5,060,244
Silgan Holdings, Inc.	52,300	2,311,660
Sonoco Products Co.	106,218	3,526,437

		19,641,781

Metals & Mining (1.2%)
Carpenter Technology Corp.	46,538	2,430,680
Commercial Metals Co.	121,775	1,804,705
Compass Minerals International, Inc.	34,700	2,489,378
Reliance Steel & Aluminum Co.	79,499	4,490,104
Steel Dynamics, Inc.	232,285	3,377,424
Worthington Industries, Inc.	58,119	1,114,722

		15,707,013

Paper & Forest Products (0.4%)
Domtar Corp.	38,700	3,691,206
Louisiana-Pacific Corp.*	144,692	1,352,870

		5,044,076

Total Materials		80,947,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*
	158,800	$3,519,008

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	101,885	2,358,638

Total Telecommunication Services		5,877,646

Utilities (5.0%)
Electric Utilities (1.5%)
Cleco Corp.	64,372	2,552,350
Great Plains Energy, Inc.	143,286	2,904,407
Hawaiian Electric Industries, Inc.	102,893	2,608,337
IDACORP, Inc.	53,362	2,194,245
NV Energy, Inc.	250,280	4,034,514
PNM Resources, Inc.	85,179	1,558,776
Westar Energy, Inc.	133,859	3,738,682

		19,591,311

Gas Utilities (1.3%)
Atmos Energy Corp.	96,000	3,020,160
National Fuel Gas Co.	87,903	4,229,893
Questar Corp.	188,700	3,634,362
UGI Corp.	117,760	3,208,960
WGL Holdings, Inc.	54,637	2,223,726

		16,317,101

Multi-Utilities (1.9%)
Alliant Energy Corp.	117,795	5,102,879
Black Hills Corp.	45,749	1,533,964
MDU Resources Group, Inc.	200,215	4,482,814
NSTAR	109,939	5,346,334
OGE Energy Corp.	104,079	5,568,226
Vectren Corp.	86,199	2,504,943

		24,539,160

Water Utilities (0.3%)
Aqua America, Inc.	146,666	3,269,185

Total Utilities		63,716,757

Total Common Stocks (98.5%) (Cost $759,147,208)		1,258,452,591

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.05%, 4/5/12 #(p)	$1,305,000	1,304,991

Total Short-Term Investments (0.1%) (Cost $1,304,997)		1,304,991

Total Investments (98.6%) (Cost $760,452,205)		1,259,757,582
Other Assets Less Liabilities (1.4%)		18,255,829

Net Assets (100%)		$1,278,013,411

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,304,991

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
S&P Mid Cap 400 E-Mini Index	216	June-12	$20,763,486	$21,433,680	$670,194

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$168,539,627	$—	$—	$168,539,627
Consumer Staples	50,514,301	—	—	50,514,301
Energy	74,584,437	—	—	74,584,437
Financials	258,945,671	3,643,602	—	262,589,273
Health Care	129,567,043	—	—	129,567,043
Industrials	212,697,655	—	—	212,697,655
Information Technology	205,478,547	—	3,940,247	209,418,794
Materials	80,947,058	—	—	80,947,058
Telecommunication Services	5,877,646	—	—	5,877,646
Utilities	63,716,757	—	—	63,716,757
Futures	670,194	—	—	670,194
Short-Term Investments	—	1,304,991	—	1,304,991

Total Assets	$1,251,538,936	$4,948,593	$3,940,247	$1,260,427,776

Total Liabilities	$—	$—	$—	$—

Total	$1,251,538,936	$4,948,593	$3,940,247	$1,260,427,776

(a)	A Security with a market value of $2,116,959 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $3,643,602 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in Common Stocks – Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	7,470
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	3,932,777
Transfers out of Level 3	—

Balance as of 3/31/12	$3,940,247

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$7,470

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$3,940,247	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
	$3,940,247

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,635,202
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$26,165,561

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$519,825,975
Aggregate gross unrealized depreciation	(23,492,831)

Net unrealized appreciation	$496,333,144

Federal income tax cost of investments	$763,424,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.6%)
Autoliv, Inc.	42,665	$2,860,688
Delphi Automotive plc*	32,189	1,017,172
Federal-Mogul Corp.*	9,248	159,158
Lear Corp.	50,306	2,338,726
TRW Automotive Holdings Corp.*	48,724	2,263,230
Visteon Corp.*	23,095	1,224,035

		9,863,009

Automobiles (0.0%)
Thor Industries, Inc.	20,031	632,178

Distributors (0.2%)
Genuine Parts Co.	54,724	3,433,931

Diversified Consumer Services (0.3%)
Career Education Corp.*	25,692	207,078
DeVry, Inc.	60,507	2,049,372
Education Management Corp.*	18,348	251,184
H&R Block, Inc.	60,173	991,049
Service Corp. International	105,992	1,193,470

		4,692,153

Hotels, Restaurants & Leisure (0.6%)
Bally Technologies, Inc.*	1,420	66,385
Brinker International, Inc.	3,057	84,220
Choice Hotels International, Inc.	12,569	469,326
Dunkin’ Brands Group, Inc.	1,711	51,518
Hyatt Hotels Corp., Class A*	19,048	813,731
International Game Technology	69,737	1,170,884
MGM Resorts International*	131,301	1,788,320
Penn National Gaming, Inc.*	32,472	1,395,647
Royal Caribbean Cruises Ltd.	28,545	840,079
Wendy’s Co.	143,102	716,941
WMS Industries, Inc.*	27,394	650,060
Wyndham Worldwide Corp.	69,831	3,247,840

		11,294,951

Household Durables (2.2%)
D.R. Horton, Inc.	133,857	2,030,611
Garmin Ltd.	47,931	2,250,360
Harman International Industries, Inc.	11,371	532,276
Jarden Corp.	43,894	1,765,856
Leggett & Platt, Inc.	17,024	391,722
Lennar Corp., Class A	382,851	10,405,890
Mohawk Industries, Inc.*	27,165	1,806,744
Newell Rubbermaid, Inc.	139,330	2,481,467
NVR, Inc.*	2,399	1,742,466
PulteGroup, Inc.*	163,381	1,445,922
Toll Brothers, Inc.*	480,447	11,525,924
Whirlpool Corp.	36,471	2,803,161

		39,182,399

Internet & Catalog Retail (0.4%)
Expedia, Inc.	19,223	642,817
Groupon, Inc.*	3,841	70,598
HomeAway, Inc.*	1,682	42,672
Liberty Interactive Corp.*	287,634	5,490,933
TripAdvisor, Inc.*	19,223	685,685

		6,932,705

Leisure Equipment & Products (0.5%)
Mattel, Inc.	267,341	8,998,698

Media (1.0%)
Clear Channel Outdoor Holdings, Inc., Class A*	19,904	158,834
DISH Network Corp., Class A	23,844	785,183
DreamWorks Animation SKG, Inc., Class A*	34,160	630,252
Gannett Co., Inc.	115,039	1,763,548
Interpublic Group of Cos., Inc.	138,131	1,576,075
Lamar Advertising Co., Class A*	19,491	631,703
Liberty Media Corp. - Liberty Capital*	56,000	4,936,400
Madison Square Garden Co., Class A*	28,827	985,883
McGraw-Hill Cos., Inc.	23,543	1,141,129
Pandora Media, Inc.*	3,522	35,960
Regal Entertainment Group, Class A	25,887	352,063
Virgin Media, Inc.	155,600	3,886,888
Washington Post Co., Class B	2,387	891,712

		17,775,630

Multiline Retail (1.0%)
Big Lots, Inc.*	20,576	885,179
Dillard’s, Inc., Class A	14,899	938,935
Family Dollar Stores, Inc.	60,000	3,796,800
J.C. Penney Co., Inc.	79,098	2,802,442
Macy’s, Inc.	178,472	7,090,693
Sears Holdings Corp.*	18,500	1,225,625

		16,739,674

Specialty Retail (2.1%)
Aaron’s, Inc.	9,746	252,421
Abercrombie & Fitch Co., Class A	5,867	291,062
American Eagle Outfitters, Inc.	93,240	1,602,796
ANN, Inc.*	81,600	2,337,024
AutoNation, Inc.*	8,373	287,278
Best Buy Co., Inc.	141,104	3,341,343
CarMax, Inc.*	90,232	3,126,539
Chico’s FAS, Inc.	28,157	425,171
DSW, Inc., Class A	845	46,281
Foot Locker, Inc.	74,027	2,298,538
GameStop Corp., Class A	67,594	1,476,253
Gap, Inc.	169,173	4,422,182
Orchard Supply Hardware Stores Corp., Class A*	1,037	21,414
RadioShack Corp.	47,639	296,314
Ross Stores, Inc.	134,100	7,791,210
Sally Beauty Holdings, Inc.*	3,429	85,039
Signet Jewelers Ltd.	41,551	1,964,531
Staples, Inc.	341,221	5,520,956
Williams-Sonoma, Inc.	24,060	901,769

		36,488,121

Textiles, Apparel & Luxury Goods (0.7%)
Michael Kors Holdings Ltd.*	5,439	253,403
PVH Corp.	24,321	2,172,595
Samsonite International S.A.*	2,301,600	4,184,970
VF Corp.	41,613	6,074,665

		12,685,633

Total Consumer Discretionary		168,719,082

Consumer Staples (5.5%)
Beverages (1.1%)
Beam, Inc.	73,762	4,320,240
Brown-Forman Corp., Class B	7,209	601,159
Coca-Cola Enterprises, Inc.	33,867	968,596
Constellation Brands, Inc., Class A*	81,495	1,922,467
Molson Coors Brewing Co., Class B	248,526	11,245,802

		19,058,264

Food & Staples Retailing (0.2%)
Safeway, Inc.	128,229	2,591,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	101,509	$579,616

		3,171,124

Food Products (3.0%)
Bunge Ltd.	127,943	8,756,419
Campbell Soup Co.	20,626	698,190
ConAgra Foods, Inc.	170,990	4,490,197
Corn Products International, Inc.	105,056	6,056,478
Cosan Ltd., Class A	193,800	2,877,930
Dean Foods Co.*	87,650	1,061,442
H.J. Heinz Co.	64,056	3,430,199
Hershey Co.	18,471	1,132,827
Hormel Foods Corp.	30,800	909,216
J.M. Smucker Co.	55,496	4,515,155
Maple Leaf Foods, Inc.	391,400	4,665,643
McCormick & Co., Inc. (Non-Voting)	20,032	1,090,342
Mead Johnson Nutrition Co.	79,880	6,588,502
Post Holdings, Inc.*	13,168	433,622
Ralcorp Holdings, Inc.*	26,337	1,951,308
Sara Lee Corp.	47,592	1,024,656
Smithfield Foods, Inc.*	79,451	1,750,306
Tyson Foods, Inc., Class A	143,996	2,757,523

		54,189,955

Household Products (0.7%)
Church & Dwight Co., Inc.	28,797	1,416,524
Clorox Co.	60,096	4,131,600
Energizer Holdings, Inc.*	98,253	7,288,408

		12,836,532

Tobacco (0.5%)
Lorillard, Inc.	64,593	8,363,502

Total Consumer Staples		97,619,377

Energy (5.5%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	19,343	868,307
Cameron International Corp.*	30,832	1,628,855
Diamond Offshore Drilling, Inc.	17,386	1,160,515
Ensco plc (ADR)	102,800	5,441,204
Helmerich & Payne, Inc.	3,292	177,603
McDermott International, Inc.*	13,879	177,790
Nabors Industries Ltd.*	137,495	2,404,788
Oil States International, Inc.*	3,897	304,200
Patterson-UTI Energy, Inc.	65,726	1,136,403
Rowan Cos., Inc.*	50,922	1,676,861
SEACOR Holdings, Inc.*	10,363	992,568
Tidewater, Inc.	133,432	7,207,997
Unit Corp.*	20,051	857,381

		24,034,472

Oil, Gas & Consumable Fuels (4.1%)
Alpha Natural Resources, Inc.*	47,585	723,768
Arch Coal, Inc.	90,486	969,105
Cimarex Energy Co.	30,042	2,267,270
Cobalt International Energy, Inc.*	390,576	11,728,997
Consol Energy, Inc.	88,600	3,021,260
Denbury Resources, Inc.*	32,112	585,402
El Paso Corp.	21,708	641,471
Energen Corp.	34,486	1,694,987
EQT Corp.	39,080	1,884,047
EXCO Resources, Inc.	6,206	41,146
Forest Oil Corp.*	11,603	140,628
Japan Petroleum Exploration Co.	99,300	4,624,882
Kosmos Energy Ltd.*	2,400	31,776
Laredo Petroleum Holdings, Inc.*	3,538	82,931
Lone Pine Resources, Inc.*	470,200	3,056,300
Murphy Oil Corp.	78,388	4,410,893
Newfield Exploration Co.*	129,716	4,498,551
Noble Energy, Inc.	67,462	6,596,434
Pioneer Natural Resources Co.	11,151	1,244,340
Plains Exploration & Production Co.*	61,339	2,616,108
QEP Resources, Inc.	18,183	554,581
Quicksilver Resources, Inc.*	52,477	264,484
SM Energy Co.	5,845	413,651
Spectra Energy Corp.	310,951	9,810,504
Sunoco, Inc.	51,674	1,971,363
Teekay Corp.	19,965	693,784
Tesoro Corp.*	68,789	1,846,297
Valero Energy Corp.	272,846	7,031,241

		73,446,201

Total Energy		97,480,673

Financials (26.4%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	7,123	796,423
American Capital Ltd.*	157,463	1,365,204
Ameriprise Financial, Inc.	108,256	6,184,665
Ares Capital Corp.	106,005	1,733,182
E*TRADE Financial Corp.*	314,143	3,439,866
Federated Investors, Inc., Class B	8,142	182,462
Invesco Ltd.	476,386	12,705,215
Janus Capital Group, Inc.	89,090	793,792
Jefferies Group, Inc.	64,602	1,217,102
Legg Mason, Inc.	66,877	1,867,874
LPL Investment Holdings, Inc.*	8,840	335,389
Northern Trust Corp.	103,894	4,929,770
Raymond James Financial, Inc.	52,415	1,914,720
Solar Capital Ltd.	121,599	2,683,690

		40,149,354

Commercial Banks (5.2%)
Associated Banc-Corp.	82,923	1,157,605
Bank of Hawaii Corp.	22,822	1,103,444
BOK Financial Corp.	12,246	689,205
CapitalSource, Inc.	115,937	765,184
CIT Group, Inc.*	95,944	3,956,731
City National Corp./California	22,288	1,169,451
Comerica, Inc.	286,539	9,272,402
Commerce Bancshares, Inc./Missouri	37,159	1,505,683
Cullen/Frost Bankers, Inc.	25,498	1,483,729
East West Bancorp, Inc.	71,157	1,643,015
Fifth Third Bancorp	636,881	8,948,178
First Citizens BancShares, Inc./North
Carolina, Class A	2,601	475,177
First Horizon National Corp.	125,997	1,307,849
First Midwest Bancorp, Inc./Illinois	215,207	2,578,180
First Niagara Financial Group, Inc.	166,429	1,637,661
First Republic Bank/California*	35,143	1,157,610
Fulton Financial Corp.	95,341	1,001,080
Huntington Bancshares, Inc./Ohio	834,171	5,380,403
KeyCorp.	454,933	3,866,930
M&T Bank Corp.	119,143	10,351,144
Popular, Inc.*	2,927,136	6,000,629
Regions Financial Corp.	1,897,713	12,505,929
SunTrust Banks, Inc.	256,884	6,208,886
Synovus Financial Corp.	375,727	770,240
TCF Financial Corp.	406,192	4,829,623
Valley National Bancorp	88,507	1,146,166
Zions Bancorp	87,954	1,887,493

		92,799,627

Consumer Finance (0.7%)
Discover Financial Services	235,158	7,840,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	252,354	$3,977,099

		11,817,267

Diversified Financial Services (0.8%)
Interactive Brokers Group, Inc., Class A	17,473	297,041
Leucadia National Corp.	94,547	2,467,677
NASDAQ OMX Group, Inc.*	51,954	1,345,609
NYSE Euronext	86,557	2,597,575
PHH Corp.*	535,500	8,284,185

		14,992,087

Insurance (7.7%)
Alleghany Corp.*	7,142	2,350,432
Allied World Assurance Co. Holdings AG	18,143	1,245,880
American Financial Group, Inc./Ohio	36,359	1,402,730
American National Insurance Co.	3,268	236,995
Aon Corp.	158,153	7,758,986
Arch Capital Group Ltd.*	63,139	2,351,296
Arthur J. Gallagher & Co.	56,016	2,002,012
Aspen Insurance Holdings Ltd.	33,869	946,300
Assurant, Inc.	41,866	1,695,573
Assured Guaranty Ltd.	88,112	1,455,610
Axis Capital Holdings Ltd.	61,920	2,053,886
Brown & Brown, Inc.	55,671	1,323,856
Cincinnati Financial Corp.	69,987	2,415,251
CNA Financial Corp.	12,757	374,163
Endurance Specialty Holdings Ltd.	20,631	838,856
Everest Reinsurance Group Ltd.	109,575	10,137,879
Fidelity National Financial, Inc., Class A	106,826	1,926,073
Genworth Financial, Inc., Class A*	234,717	1,952,845
Hanover Insurance Group, Inc.	21,741	893,990
Hartford Financial Services Group, Inc.	213,049	4,491,073
HCC Insurance Holdings, Inc.	50,957	1,588,330
Kemper Corp.	23,920	724,298
Lincoln National Corp.	139,392	3,674,373
Markel Corp.*	4,650	2,087,571
Marsh & McLennan Cos., Inc.	262,431	8,605,113
MBIA, Inc.*	70,735	693,203
Mercury General Corp.	12,799	559,828
Old Republic International Corp.	124,052	1,308,749
PartnerReinsurance Ltd.	32,308	2,193,390
Platinum Underwriters Holdings Ltd.	159,285	5,813,903
Principal Financial Group, Inc.	378,707	11,175,644
Progressive Corp.	296,937	6,883,000
Protective Life Corp.	41,007	1,214,627
Reinsurance Group of America, Inc.	232,594	13,832,365
RenaissanceReinsurance Holdings Ltd.	24,758	1,874,923
StanCorp Financial Group, Inc.	21,643	886,064
Torchmark Corp.	47,702	2,377,945
Unum Group	609,394	14,917,965
Validus Holdings Ltd.	31,822	984,891
W. R. Berkley Corp.	54,690	1,975,403
White Mountains Insurance Group Ltd.	2,741	1,375,215
XL Group plc	148,045	3,211,096

		135,811,582

Real Estate Investment Trusts (REITs) (7.6%)
Alexandria Real Estate Equities, Inc. (REIT)	29,552	2,161,138
American Assets Trust, Inc. (REIT)	162,334	3,701,215
American Capital Agency Corp. (REIT)	143,555	4,240,615
Annaly Capital Management, Inc. (REIT)	455,045	7,198,812
Apartment Investment & Management Co. (REIT), Class A	18,412	486,261
AvalonBay Communities, Inc. (REIT)	44,996	6,360,185
Boston Properties, Inc. (REIT)	12,469	1,309,120
Brandywine Realty Trust (REIT)	64,756	743,399
BRE Properties, Inc. (REIT)	35,708	1,805,040
Camden Property Trust (REIT)	10,531	692,413
Chimera Investment Corp. (REIT)	491,446	1,390,792
CommonWealth REIT (REIT)	40,023	745,228
Corporate Office Properties Trust/Maryland (REIT)	23,305	540,909
DDR Corp. (REIT)	103,604	1,512,618
Douglas Emmett, Inc. (REIT)	66,263	1,511,459
Duke Realty Corp. (REIT)	120,876	1,733,362
Equity Residential (REIT)	130,689	8,183,745
Essex Property Trust, Inc. (REIT)	7,365	1,115,871
Federal Realty Investment Trust (REIT)	7,266	703,276
General Growth Properties, Inc. (REIT)	269,685	4,581,948
Hatteras Financial Corp. (REIT)	198,500	5,538,150
HCP, Inc. (REIT)	194,271	7,665,934
Health Care REIT, Inc. (REIT)	101,902	5,600,534
Hospitality Properties Trust (REIT)	59,064	1,563,424
Host Hotels & Resorts, Inc. (REIT)	328,311	5,390,867
Kimco Realty Corp. (REIT)	194,703	3,749,980
Liberty Property Trust (REIT)	55,083	1,967,565
Macerich Co. (REIT)	40,209	2,322,070
Mack-Cali Realty Corp. (REIT)	41,602	1,198,970
Piedmont Office Realty Trust, Inc. (REIT), Class A	82,655	1,467,126
Plum Creek Timber Co., Inc. (REIT)	30,759	1,278,344
ProLogis, Inc. (REIT)	219,562	7,908,623
Realty Income Corp. (REIT)	63,732	2,468,340
Regency Centers Corp. (REIT)	43,013	1,913,218
Rouse Properties, Inc. (REIT)*	10,269	139,042
Senior Housing Properties Trust (REIT)	77,821	1,715,953
SL Green Realty Corp. (REIT)	42,538	3,298,822
Taubman Centers, Inc. (REIT)	26,735	1,950,318
UDR, Inc. (REIT)	96,046	2,565,389
Ventas, Inc. (REIT)	47,665	2,721,672
Vornado Realty Trust (REIT)	78,456	6,605,995
Weingarten Realty Investors (REIT)	57,773	1,526,940
Weyerhaeuser Co. (REIT)	568,363	12,458,517

		133,733,199

Real Estate Management & Development (1.2%)
BR Properties S.A.	897,600	11,466,779
Forest City Enterprises, Inc., Class A*	329,579	5,161,207
Howard Hughes Corp.*	10,273	656,137
Iguatemi Empresa de Shopping Centers S.A.	127,600	2,928,834
Jones Lang LaSalle, Inc.	4,621	384,976
St. Joe Co.*	31,137	591,914

		21,189,847

Thrifts & Mortgage Finance (0.9%)
BankUnited, Inc.	158,201	3,955,025
Beneficial Mutual Bancorp, Inc.*	323,206	2,824,820
Capitol Federal Financial, Inc.	80,140	950,460
Hudson City Bancorp, Inc.	203,673	1,488,850
New York Community Bancorp, Inc.	209,257	2,910,765
People’s United Financial, Inc.	146,472	1,939,289
TFS Financial Corp.*	38,221	363,100
Washington Federal, Inc.	53,147	893,933

		15,326,242

Total Financials		465,819,205

Health Care (6.0%)
Biotechnology (0.0%)
Vertex Pharmaceuticals, Inc.*	11,334	464,807

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	38,416	999,200
Boston Scientific Corp.*	1,229,921	7,354,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

CareFusion Corp.*	73,446	1,904,455
Cooper Cos., Inc.	16,149	1,319,535
DENTSPLY International, Inc.	39,875	1,600,184
Hill-Rom Holdings, Inc.	2,803	93,648
Hologic, Inc.*	125,133	2,696,616
Teleflex, Inc.	19,272	1,178,483
Zimmer Holdings, Inc.	85,730	5,510,724

		22,657,773

Health Care Providers & Services (2.8%)
AMERIGROUP Corp.*	7,007	471,431
AmerisourceBergen Corp.	83,800	3,325,184
Brookdale Senior Living, Inc.*	331,858	6,212,382
Cigna Corp.	323,085	15,911,936
Community Health Systems, Inc.*	45,439	1,010,563
Coventry Health Care, Inc.	70,920	2,522,624
Health Net, Inc.*	39,697	1,576,765
Henry Schein, Inc.*	20,789	1,573,312
Humana, Inc.	80,571	7,451,206
LifePoint Hospitals, Inc.*	23,041	908,737
Omnicare, Inc.	55,475	1,973,246
Patterson Cos., Inc.	26,814	895,588
Quest Diagnostics, Inc.	6,173	377,479
Tenet Healthcare Corp.*	185,380	984,368
Vanguard Health Systems, Inc.*	310,198	3,058,552
VCA Antech, Inc.*	41,350	959,733

		49,213,106

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	17,657	293,106

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	9,472	982,152
Life Technologies Corp.*	78,093	3,812,500
PerkinElmer, Inc.	53,953	1,492,340
QIAGEN N.V.*	111,810	1,740,882

		8,027,874

Pharmaceuticals (1.4%)
Almirall S.A	781,274	6,804,163
Forest Laboratories, Inc.*	127,824	4,434,215
Hospira, Inc.*	12,924	483,228
Impax Laboratories, Inc.*	316,800	7,786,944
Mylan, Inc.*	19,965	468,179
UCB S.A	118,182	5,098,985
Warner Chilcott plc, Class A*	7,190	120,864
Watson Pharmaceuticals, Inc.*	3,428	229,882

		25,426,460

Total Health Care		106,083,126

Industrials (10.4%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	14,994	751,499
BE Aerospace, Inc.*	2,556	118,777
Esterline Technologies Corp.*	89,600	6,402,816
Exelis, Inc.	88,086	1,102,837
Goodrich Corp.	35,310	4,429,287
Huntington Ingalls Industries, Inc.*	23,338	939,121
L-3 Communications Holdings, Inc.	47,781	3,381,461
Spirit AeroSystems Holdings, Inc.,
Class A*	44,542	1,089,497
Teledyne Technologies, Inc.*	140,700	8,871,135
Textron, Inc.	124,677	3,469,761

		30,556,191

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	4,878	84,048

Airlines (0.5%)
Copa Holdings S.A., Class A	3,361	266,191
Delta Air Lines, Inc.*	625,852	6,202,193
Southwest Airlines Co.	312,131	2,571,959
United Continental Holdings, Inc.*	23,657	508,626

		9,548,969

Building Products (0.2%)
Armstrong World Industries, Inc.	9,075	442,588
Fortune Brands Home & Security, Inc.*	73,762	1,627,927
Owens Corning, Inc.*	59,715	2,151,532

		4,222,047

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	47,966	1,445,215
Cintas Corp.	53,999	2,112,441
Corrections Corp. of America*	47,611	1,300,256
Covanta Holding Corp.	50,747	823,624
KAR Auction Services, Inc.*	10,947	177,451
Pitney Bowes, Inc.	87,588	1,539,797
R.R. Donnelley & Sons Co.	89,856	1,113,316
Republic Services, Inc.	153,514	4,691,388
Waste Connections, Inc.	7,328	238,380

		13,441,868

Construction & Engineering (1.0%)
AECOM Technology Corp.*	31,482	704,252
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	20,168	871,056
Jacobs Engineering Group, Inc.*	60,675	2,692,150
KBR, Inc.	67,800	2,410,290
Quanta Services, Inc.*	103,181	2,156,483
Shaw Group, Inc.*	31,175	988,559
URS Corp.	199,524	8,483,761

		18,306,551

Electrical Equipment (1.0%)
Cooper Industries plc	27,319	1,747,050
General Cable Corp.*	12,005	349,105
GrafTech International Ltd.*	58,076	693,427
Hubbell, Inc., Class B	153,831	12,088,040
Regal-Beloit Corp.	18,487	1,211,823
Thomas & Betts Corp.*	19,014	1,367,297

		17,456,742

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	26,886	1,342,149

Machinery (3.7%)
AGCO Corp.*	143,262	6,763,399
Barnes Group, Inc.	301,042	7,920,415
CNH Global N.V.*	12,663	502,721
Crane Co.	23,310	1,130,535
Dover Corp.	105,718	6,653,891
Eaton Corp.	101,380	5,051,765
Flowserve Corp.	2,404	277,686
Harsco Corp.	35,202	825,839
IDEX Corp.	4,079	171,848
Ingersoll-Rand plc	30,919	1,278,501
ITT Corp.	44,043	1,010,346
Kennametal, Inc.	34,561	1,539,001
Lincoln Electric Holdings, Inc.	15,578	705,995
Navistar International Corp.*	15,016	607,397
Oshkosh Corp.*	43,585	1,009,864
Parker Hannifin Corp.	42,549	3,597,518
Pentair, Inc.	272,590	12,978,010
Snap-on, Inc.	22,806	1,390,482
SPX Corp.	17,716	1,373,522
Stanley Black & Decker, Inc.	80,437	6,190,432
Terex Corp.*	52,440	1,179,900
Timken Co.	6,526	331,129
Trinity Industries, Inc.	38,227	1,259,580
Xylem, Inc.	88,086	2,444,387

		66,194,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.1%)
Alexander & Baldwin, Inc.	19,900	$964,155
Kirby Corp.*	7,473	491,649

		1,455,804

Professional Services (0.4%)
Equifax, Inc.	55,765	2,468,159
Manpower, Inc.	39,328	1,862,967
Nielsen Holdings N.V.*	5,286	159,320
Towers Watson & Co., Class A	21,780	1,439,005
Verisk Analytics, Inc., Class A*	9,051	425,125

		6,354,576

Road & Rail (0.5%)
Con-way, Inc.	23,998	782,575
Kansas City Southern*	13,126	941,003
Ryder System, Inc.	24,566	1,297,085
Swift Transportation Co.*	492,200	5,679,988

		8,700,651

Trading Companies & Distributors (0.4%)
Air Lease Corp.*	16,639	400,501
GATX Corp.	22,201	894,700
WESCO International, Inc.*	79,587	5,197,827

		6,493,028

Total Industrials		184,156,787

Information Technology (7.7%)
Communications Equipment (0.8%)
Brocade Communications Systems, Inc.*	226,034	1,299,695
EchoStar Corp., Class A*	18,262	513,893
Harris Corp.	157,583	7,103,842
Motorola Mobility Holdings, Inc.*	124,768	4,895,896
Tellabs, Inc.	173,825	703,991

		14,517,317

Computers & Peripherals (0.8%)
Diebold, Inc.	31,240	1,203,365
Fusion-io, Inc.*	4,168	118,413
Lexmark International, Inc., Class A	34,050	1,131,822
NCR Corp.*	16,239	352,549
QLogic Corp.*	8,687	154,281
SanDisk Corp.*	114,053	5,655,888
Western Digital Corp.*	111,197	4,602,444

		13,218,762

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	398,974	16,744,939
Avnet, Inc.*	69,402	2,525,539
AVX Corp.	23,042	305,537
Flextronics International Ltd.*	188,581	1,363,440
Ingram Micro, Inc., Class A*	71,816	1,332,905
Itron, Inc.*	19,424	882,044
Jabil Circuit, Inc.	16,027	402,598
Molex, Inc.	64,673	1,818,605
Tech Data Corp.*	19,680	1,067,837
Vishay Intertechnology, Inc.*	69,106	840,329

		27,283,773

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	8,040	295,068
AOL, Inc.*	46,575	883,528
IAC/InterActiveCorp	36,384	1,786,091
Monster Worldwide, Inc.*	61,875	603,281

		3,567,968

IT Services (1.1%)
Amdocs Ltd.*	83,584	2,639,583
Booz Allen Hamilton Holding Corp.	298,558	5,084,443
Broadridge Financial Solutions, Inc.	3,390	81,055
Computer Sciences Corp.	74,205	2,221,698
CoreLogic, Inc.*	46,378	756,889
DST Systems, Inc.	13,598	737,419
Fidelity National Information Services, Inc.	118,858	3,936,577
Fiserv, Inc.*	13,674	948,839
Genpact Ltd.*	13,487	219,838
Paychex, Inc.	12,368	383,284
SAIC, Inc.*	93,580	1,235,256
Total System Services, Inc.	77,521	1,788,409

		20,033,290

Office Electronics (0.3%)
Xerox Corp.	670,421	5,417,002

Semiconductors & Semiconductor Equipment (2.4%)
Atmel Corp.*	14,253	140,535
Avago Technologies Ltd.	231,400	9,017,658
Cree, Inc.*	49,290	1,559,043
Fairchild Semiconductor International, Inc.*	61,052	897,464
Freescale Semiconductor Holdings I Ltd.*	7,849	120,796
International Rectifier Corp.*	33,377	770,007
Intersil Corp., Class A	30,173	337,938
KLA-Tencor Corp.	18,236	992,403
Linear Technology Corp.	87,500	2,948,750
LSI Corp.*	191,324	1,660,692
Marvell Technology Group Ltd.*	243,064	3,823,397
MEMC Electronic Materials, Inc.*	45,689	164,937
Micron Technology, Inc.*	414,961	3,361,184
Microsemi Corp.*	385,000	8,254,400
Novellus Systems, Inc.*	33,316	1,662,802
PMC-Sierra, Inc.*	105,311	761,398
Silicon Laboratories, Inc.*	2,033	87,419
SunPower Corp.*	47,292	301,723
Teradyne, Inc.*	298,726	5,045,482

		41,908,028

Software (0.6%)
Activision Blizzard, Inc.	202,555	2,596,755
CA, Inc.	183,554	5,058,748
Compuware Corp.*	27,788	255,372
Synopsys, Inc.*	65,339	2,003,294
Zynga, Inc., Class A*	15,183	199,656

		10,113,825

Total Information Technology		136,059,965

Materials (6.1%)
Chemicals (2.4%)
Ashland, Inc.	37,864	2,311,976
Cabot Corp.	31,374	1,339,042
CF Industries Holdings, Inc.	24,162	4,413,189
Cytec Industries, Inc.	21,927	1,332,942
FMC Corp.	106,100	11,231,746
Huntsman Corp.	74,312	1,041,111
Incitec Pivot Ltd.	1,101,883	3,595,364
Methanex Corp.	290,100	9,407,943
Rockwood Holdings, Inc.*	1,680	87,612
RPM International, Inc.	62,406	1,634,413
Scotts Miracle-Gro Co., Class A	2,814	152,406
Valspar Corp.	40,071	1,935,029
W.R. Grace & Co.*	3,491	201,780
Westlake Chemical Corp.	7,549	489,100
Yingde Gases Group Co., Ltd.	3,178,500	3,610,095

		42,783,748

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	11,583	991,852
Vulcan Materials Co.	61,773	2,639,561

		3,631,413

Containers & Packaging (1.8%)
AptarGroup, Inc.	32,162	1,761,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Bemis Co., Inc.	50,399	$1,627,384
Greif, Inc., Class A	110,080	6,155,674
Owens-Illinois, Inc.*	332,471	7,759,873
Packaging Corp. of America	173,448	5,132,326
Rexam plc	426,598	2,921,112
Sealed Air Corp.	253,435	4,893,830
Sonoco Products Co.	47,700	1,583,640

		31,835,352

Metals & Mining (0.7%)
AK Steel Holding Corp.	42,151	318,662
Commercial Metals Co.	55,232	818,538
Nucor Corp.	151,225	6,495,114
Reliance Steel & Aluminum Co.	30,608	1,728,740
Schnitzer Steel Industries, Inc., Class A	7,548	301,127
Steel Dynamics, Inc.	28,198	409,999
Titanium Metals Corp.	19,005	257,708
United States Steel Corp.	68,788	2,020,303

		12,350,191

Paper & Forest Products (1.0%)
Domtar Corp.	17,443	1,663,713
International Paper Co.	164,846	5,786,095
Louisiana-Pacific Corp.*	759,500	7,101,325
MeadWestvaco Corp.	81,190	2,564,792
Sino-Forest Corp.(b)*†	226,100	—
Sino-Forest Corp. (ADR)(b)*§†	93,000	—

		17,115,925

Total Materials		107,716,629

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.	476,179	1,985,666
Level 3 Communications, Inc.*	64,961	1,671,447
tw telecom, Inc.*	10,402	230,508
Windstream Corp.	116,512	1,364,356

		5,251,977

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	15,098	34,423
NII Holdings, Inc.*	10,056	184,125
Telephone & Data Systems, Inc.	47,043	1,089,046
U.S. Cellular Corp.*	6,915	283,031

		1,590,625

Total Telecommunication Services		6,842,602

Utilities (9.3%)
Electric Utilities (3.5%)
Edison International	155,890	6,626,884
Entergy Corp.	85,152	5,722,214
Great Plains Energy, Inc.	65,047	1,318,503
Hawaiian Electric Industries, Inc.	45,609	1,156,188
Northeast Utilities	329,382	12,226,660
NV Energy, Inc.	809,648	13,051,526
Pepco Holdings, Inc.	108,023	2,040,554
Pinnacle West Capital Corp.	52,161	2,498,512
PPL Corp.	276,148	7,803,943
Progress Energy, Inc.	140,921	7,484,314
Westar Energy, Inc.	54,397	1,519,308

		61,448,606

Gas Utilities (1.0%)
AGL Resources, Inc.	55,709	2,184,907
Atmos Energy Corp.	43,220	1,359,701
National Fuel Gas Co.	33,789	1,625,926
ONEOK, Inc.	47,409	3,871,419
Questar Corp.	84,919	1,635,540
UGI Corp.	277,223	7,554,327

		18,231,820

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	314,298	4,107,875
Calpine Corp.*	183,700	3,161,477
GenOn Energy, Inc.*	369,130	767,790
NRG Energy, Inc.*	108,940	1,707,090

		9,744,232

Multi-Utilities (4.0%)
Alliant Energy Corp.	173,782	7,528,236
Ameren Corp.	115,382	3,759,146
CenterPoint Energy, Inc.	203,545	4,013,907
CMS Energy Corp.	120,743	2,656,346
Consolidated Edison, Inc.	139,989	8,178,157
DTE Energy Co.	81,026	4,458,861
Integrys Energy Group, Inc.	37,459	1,984,952
MDU Resources Group, Inc.	90,332	2,022,534
NiSource, Inc.	133,770	3,257,300
NSTAR	49,563	2,410,249
OGE Energy Corp.	46,846	2,506,261
SCANA Corp.	55,119	2,513,978
Sempra Energy	114,567	6,869,437
TECO Energy, Inc.	102,840	1,804,842
Vectren Corp.	39,099	1,136,217
Wisconsin Energy Corp.	277,340	9,756,821
Xcel Energy, Inc.	231,662	6,132,093

		70,989,337

Water Utilities (0.2%)
American Water Works Co., Inc.	83,902	2,855,185
Aqua America, Inc.	59,321	1,322,265

		4,177,450

Total Utilities		164,591,445

Total Common Stocks (86.9%) (Cost $1,256,456,457)		1,535,088,891

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.0%)
iShares Morningstar Mid Core Index Fund	10,366	999,593
iShares Morningstar Mid Growth Index Fund	28,530	3,068,687
iShares Morningstar Mid Value Index Fund‡	232,437	18,631,569
iShares Russell Midcap Growth Index Fund	74,554	4,687,210
iShares Russell Midcap Index Fund	5,105	565,225
iShares Russell Midcap Value Index Fund	1,755,675	84,500,638
iShares S&P MidCap 400 Growth Index Fund	54,100	6,083,004
iShares S&P MidCap 400 Index Fund	3,855	382,493
iShares S&P MidCap 400/BARRA Value Index Fund	539,121	46,046,325
SPDR S&P 400 MidCap Value ETF	23,094	1,349,844
Vanguard Mid-Cap Value Index Fund	471,900	27,115,374

Total Investment Companies (11.0%) (Cost $153,260,252)		193,429,962

Total Investments (97.9%) (Cost $1,409,716,709)		1,728,518,853
Other Assets Less Liabilities (2.1%)		37,256,158

Net Assets (100%)		$1,765,775,011

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $0 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
iShares Morningstar Mid Value Index Fund	$17,073,579	$—	$333,245	$18,631,569	$86,581	$16,049
Weyerhaeuser Co. (REIT)	10,175,953	637,774	153,747	12,458,517	86,076	29,205

	$27,249,532	$637,774	$486,992	$31,090,086	$172,657	$45,254

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	93	June-12	$7,561,229	$7,697,610	$136,381
S&P 500 E-Mini Index	112	June-12	7,721,767	7,857,920	136,153
S&P Mid Cap 400 E-Mini Index	156	June-12	15,281,307	15,479,880	198,573

					$471,107

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$164,534,112	$4,184,970	$—	$168,719,082
Consumer Staples	97,018,218	601,159	—	97,619,377
Energy	92,855,791	4,624,882	—	97,480,673
Financials	464,176,190	1,643,015	—	465,819,205
Health Care	94,179,978	11,903,148	—	106,083,126
Industrials	184,156,787	—	—	184,156,787
Information Technology	136,059,965	—	—	136,059,965
Materials	97,590,058	10,126,571	—	107,716,629
Telecommunication Services	6,842,602	—	—	6,842,602
Utilities	164,591,445	—	—	164,591,445
Futures	471,107	—	—	471,107
Investment Companies
Exchange Traded Funds (ETFs)	193,429,962	—	—	193,429,962

Total Assets	$1,695,906,215	$33,083,745	$—	$1,728,989,960

Total Liabilities	$—	$—	$—	$—

Total	$1,695,906,215	$33,083,745	$—	$1,728,989,960

(a)	Securities with a market value of $2,244,174 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Common Stocks - Materials	Investments in Preferred Stocks– Consumer Discretionary
Balance as of 12/31/11	$—	$164,536	$—
Total gains or losses (realized/unrealized)	—	(164,536)	1,712
included in earnings
Purchases	—	—	—
Sales	—	—	(1,712)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$(164,536)	$—

††	Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
Common Stocks- Materials	$—	Deemed Worthless	Discount for Lack of Marketability (a)	$0.000 to $1.375

$—

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$86,043,446
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$127,477,476

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$356,809,908
Aggregate gross unrealized depreciation	(78,138,207)

Net unrealized appreciation	$278,671,701

Federal income tax cost of investments	$1,449,847,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (6.4%)
Bank of Montreal/Illinois
0.15%, 6/1/12	$30,000,000	$30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.37%, 6/4/12	30,000,000	30,000,000
Mizuho Corporate Bank/New York
0.42%, 5/3/12	30,000,000	30,000,000

Total Certificates of Deposit		90,000,000

Commercial Paper (34.7%)
Australia & New Zealand Banking Group Ltd.
0.18%, 5/29/12(n)(p)	25,000,000	24,992,750
Bank of Nova Scotia/New York
0.03%, 4/2/12(p)	55,000,000	54,999,893
Barclays US Funding LLC
0.05%, 4/2/12(p)	55,000,000	54,999,847
Coca-Cola Co.
0.10%, 4/27/12(n)(p)	25,000,000	24,998,194
Commonwealth Bank of Australia
0.20%, 4/13/12(n)(p)	30,000,000	29,997,800
FCAR Owner Trust
0.15%, 4/2/12(p)	30,000,000	29,999,750
General Electric Capital Corp.
0.15%, 4/30/12(p)	30,000,000	29,996,375
HSBC USA, Inc.
0.03%, 4/2/12(p)	55,000,000	54,999,893
MetLife Short Term Funding LLC
0.23%, 4/9/12(n)(p)	21,104,000	21,102,781
Nestle Capital Corp.
0.04%, 4/10/12(n)(p)	30,000,000	29,999,700
Novartis Finance Corp.
0.12%, 5/9/12(n)(p)	25,000,000	24,996,833
Procter & Gamble Co.
0.07%, 4/18/12(n)(p)	30,000,000	29,999,008
Toronto-Dominion Holdings USA, Inc.
0.13%, 5/23/12(n)(p)	25,000,000	24,995,306
UBS Finance Delaware LLC
0.03%, 4/2/12(p)	50,000,000	49,999,917

Total Commercial Paper		486,078,047

Government Securities (44.8%)
Federal Home Loan Bank
0.04%, 4/18/12(o)(p)	100,000,000	99,998,111
Federal Home Loan Mortgage Corp.
0.06%, 4/11/12(o)(p)	30,000,000	29,999,417
0.10%, 6/11/12(o)(p)	50,000,000	49,990,139
Federal National Mortgage Association
0.04%, 4/25/12(o)(p)	20,000,000	19,999,400
U.S. Treasury Bills
0.02%, 4/12/12(p)	300,000,000	299,998,396
0.04%, 5/3/12(p)	80,000,000	79,997,156
0.08%, 5/10/12(p)	22,000,000	21,998,093
0.08%, 5/17/12(p)	25,000,000	24,997,444

Total Government Securities		626,978,156

Time Deposits (5.2%)
Canadian Imperial Bank of Commerce/New York
0.05%, 4/2/12	30,000,000	30,000,000
Northern Trust Corp.
0.01%, 4/2/12	43,000,000	43,000,000

Total Time Deposits		73,000,000

Total Investments (91.1%) (Amortized Cost $1,276,056,203)		1,276,056,203
Other Assets Less Liabilities (8.9%)		124,281,999

Net Assets (100%)		$1,400,338,202

Federal Income Tax Cost of Investments		$1,276,056,203

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2012.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$–	$1,276,056,203	$–	$1,276,056,203

Total Assets	$–	$1,276,056,203	$–	$1,276,056,203

Total Liabilities	$–	$–	$–	$–

Total	$–	$1,276,056,203	$–	$1,276,056,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Hotels, Restaurants & Leisure (4.7%)
Las Vegas Sands Corp.	99,500	$5,728,215
McDonald’s Corp.	124,308	12,194,615

		17,922,830

Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	30,540	6,184,655

Media (2.1%)
Omnicom Group, Inc.	158,600	8,033,090

Specialty Retail (5.6% )
Bed Bath & Beyond, Inc.*	147,000	9,668,190
TJX Cos., Inc.	290,100	11,519,871

		21,188,061

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	50,400	5,465,376

Total Consumer Discretionary		58,794,012

Consumer Staples (22.9%)
Beverages (7.3%)
Coca-Cola Co.	227,000	16,800,270
PepsiCo, Inc.	159,940	10,612,019

		27,412,289

Food & Staples Retailing (3.2% )
Costco Wholesale Corp.	134,700	12,230,760

Food Products (5.9% )
Kraft Foods, Inc., Class A	396,300	15,063,363
Unilever N.V. (N.Y. Shares)	214,800	7,309,644

		22,373,007

Household Products (6.5% )
Colgate-Palmolive Co.	125,853	12,305,907
Procter & Gamble Co.	181,296	12,184,904

		24,490,811

Total Consumer Staples		86,506,867

Energy (8.3%)
Energy Equipment & Services (5.6%)
Cameron International Corp.*	151,000	7,977,330
Halliburton Co.	153,200	5,084,708
Schlumberger Ltd.	114,452	8,003,628

		21,065,666

Oil, Gas & Consumable Fuels (2.7%)
Occidental Petroleum Corp.	109,200	10,399,116

Total Energy		31,464,782

Health Care (16.1%)
Health Care Equipment & Supplies (3.0%)
Stryker Corp.	199,395	11,062,435

Health Care Providers & Services (4.7% )
AmerisourceBergen Corp.	185,000	7,340,800
Medco Health Solutions, Inc.*	149,800	10,530,940

		17,871,740

Pharmaceuticals (8.4% )
Abbott Laboratories	277,750	17,023,297
Allergan, Inc.	154,500	14,743,935

		31,767,232

Total Health Care		60,701,407

Industrials (6.4%)
Air Freight & Logistics (3.4%)
United Parcel Service, Inc., Class B	159,100	12,842,552

Industrial Conglomerates (3.0% )
General Electric Co.	568,000	11,399,760

Total Industrials		24,242,312

Information Technology (23.0%)
Communications Equipment (6.5%)
Cisco Systems, Inc.	352,100	7,446,915
QUALCOMM, Inc.	250,500	17,039,010

		24,485,925

Computers & Peripherals (5.8% )
Apple, Inc.*	30,015	17,993,092
EMC Corp.*	136,900	4,090,572

		22,083,664

Internet Software & Services (3.1%)
eBay, Inc.*	102,400	3,777,536
Google, Inc., Class A*	12,420	7,964,201

		11,741,737

IT Services (6.1%)
Accenture plc, Class A	154,200	9,945,900
Visa, Inc., Class A	111,700	13,180,600

		23,126,500

Software (1.5% )
Oracle Corp.	195,900	5,712,444

Total Information Technology		87,150,270

Materials (2.9%)
Chemicals (2.9%)
Monsanto Co.	139,100	11,094,616

Total Materials		11,094,616

Total Investments (95.1%) (Cost $275,284,179)		359,954,266
Other Assets Less Liabilities (4.9%)		18,486,629

Net Assets (100%)		$378,440,895

* Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$58,794,012	$—	$—	$58,794,012
Consumer Staples	86,506,867	—	—	86,506,867
Energy	31,464,782	—	—	31,464,782
Health Care	60,701,407	—	—	60,701,407
Industrials	24,242,312	—	—	24,242,312
Information Technology	87,150,270	—	—	87,150,270
Materials	11,094,616	—	—	11,094,616

Total Assets	$359,954,266	$—	$—	$359,954,266

Total Liabilities	$—	$—	$—	$—

Total	$359,954,266	$—	$—	$359,954,266

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,234,881
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$44,700,577

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$84,861,412
Aggregate gross unrealized depreciation	(2,194,631)

Net unrealized appreciation	$82,666,781

Federal income tax cost of investments	$277,287,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Diversified Consumer Services (3.7%)
New Oriental Education & Technology Group, Inc. (ADR)*	368,688	$10,124,173
Weight Watchers International, Inc.	396,722	30,622,971

		40,747,144

Hotels, Restaurants & Leisure (1.9%)
Ctrip.com International Ltd. (ADR)*	344,233	7,449,202
Dunkin’ Brands Group, Inc.	417,188	12,561,531

		20,010,733

Internet & Catalog Retail (2.1%)
Groupon, Inc.*	449,796	8,267,250
Netflix, Inc.*	130,452	15,007,198

		23,274,448

Media (2.9%)
McGraw-Hill Cos., Inc.	345,337	16,738,484
Morningstar, Inc.	234,474	14,783,586

		31,522,070

Multiline Retail (1.5%)
Dollar Tree, Inc.*	170,872	16,145,695

Total Consumer Discretionary		131,700,090

Consumer Staples (4.3%)
Food & Staples Retailing (0.8% )
Sun Art Retail Group Ltd.*	6,817,000	9,234,998

Food Products (2.6% )
Mead Johnson Nutrition Co.	347,137	28,631,860

Personal Products (0.9% )
Natura Cosmeticos S.A	443,761	9,590,168

Total Consumer Staples		47,457,026

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Range Resources Corp.	311,352	18,102,005
Ultra Petroleum Corp.*	452,914	10,249,444

Total Energy		28,351,449

Financials (5.9%)
Capital Markets (0.6%)
Greenhill & Co., Inc.	163,202	7,122,135

Diversified Financial Services (5.3%)
IntercontinentalExchange, Inc.*	116,701	16,037,052
Leucadia National Corp.	514,123	13,418,610
MSCI, Inc., Class A*	770,706	28,369,688

		57,825,350

Total Financials		64,947,485

Health Care (12.3%)
Biotechnology (0.6% )
Ironwood Pharmaceuticals, Inc.*	521,077	6,935,535

Health Care Equipment & Supplies (5.4%)
IDEXX Laboratories, Inc.*	191,877	16,779,644
Intuitive Surgical, Inc.*	77,018	41,724,501

		58,504,145

Health Care Technology (1.2%)
athenahealth, Inc.*	173,545	12,863,155

Life Sciences Tools & Services (3.4%)
Illumina, Inc.*	446,957	23,514,408
Techne Corp.	186,760	13,091,876

		36,606,284

Pharmaceuticals (1.7% )
Valeant Pharmaceuticals International, Inc.*	354,228	19,018,501

Total Health Care		133,927,620

Industrials (20.2%)
Air Freight & Logistics (2.0%)
Expeditors International of Washington, Inc.	456,979	21,254,093

Commercial Services & Supplies (5.9%)
Covanta Holding Corp.	693,624	11,257,518
Edenred	1,286,693	38,714,368
Stericycle, Inc.*	175,161	14,650,466

		64,622,352

Machinery (1.4%)
Schindler Holding AG	126,138	15,175,127

Professional Services (7.2% )
IHS, Inc., Class A*	177,164	16,591,409
Intertek Group plc	474,907	19,073,901
Qualicorp S.A.*	1,629,773	13,999,200
Verisk Analytics, Inc., Class A*	621,854	29,208,482

		78,872,992

Trading Companies & Distributors (3.7%)
Fastenal Co.	744,887	40,298,387

Total Industrials		220,222,951

Information Technology (28.3%)
Communications Equipment (4.0%)
Motorola Solutions, Inc.	863,413	43,887,283

Internet Software & Services (9.5%)
Akamai Technologies, Inc.*	505,698	18,559,117
Alibaba.com Ltd.*	4,786,500	8,136,165
LinkedIn Corp., Class A*	313,618	31,985,900
MercadoLibre, Inc.	104,455	10,214,654
Yandex N.V., Class A*	923,834	24,823,420
Youku, Inc. (ADR)*	464,492	10,214,179

		103,933,435

IT Services (1.5%)
Gartner, Inc.*	391,105	16,676,717

Semiconductors & Semiconductor Equipment (2.2% )
ARM Holdings plc (ADR)	590,456	16,704,000
First Solar, Inc.*	170,437	4,269,447
NVIDIA Corp.*	207,504	3,193,487

		24,166,934

Software (11.1% )
Citrix Systems, Inc.*	119,126	9,400,233
FactSet Research Systems, Inc.	156,341	15,484,012
Nexon Co., Ltd.*	463,633	8,077,308
Red Hat, Inc.*	275,374	16,492,149
Salesforce.com, Inc.*	158,977	24,563,536
Solera Holdings, Inc.	411,763	18,895,804
Zynga, Inc., Class A*	1,811,332	23,819,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zynga, Inc., Class B*†	359,560	$4,018,982

		120,751,040

Total Information Technology		309,415,409

Materials (5.2%)
Chemicals (2.5%)
Intrepid Potash, Inc.*	474,028	11,533,101
Rockwood Holdings, Inc.*	312,745	16,309,652

		27,842,753

Construction Materials (1.1% )
Martin Marietta Materials, Inc.	135,086	11,567,414

Metals & Mining (1.6%)
Lynas Corp., Ltd.*	3,534,948	4,009,535
Molycorp, Inc.*	395,859	13,391,910

		17,401,445

Total Materials		56,811,612

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
Millicom International Cellular S.A. (SDR)	85,934	9,741,906

Total Telecommunication Services		9,741,906

Utilities (1.6%)
Electric Utilities (1.6%)
Brookfield Infrastructure Partners LP	566,395	17,898,082

Total Utilities		17,898,082

Total Common Stocks (93.4%) (Cost $858,892,418)		1,020,473,630

PREFERRED STOCKS:
Consumer Discretionary (1.3%)
Auto Components (0.5% )
Better Place, Inc.
0.000%(b)*†	1,405,653	5,424,415

Internet & Catalog Retail (0.8%)
Groupon, Inc.
0.000%(b)*†	586,196	9,158,140

Total Preferred Stocks (1.3%) (Cost $8,143,614)		14,582,555

Total Investments (94.7%) (Cost $867,036,032)		1,035,056,185
Other Assets Less Liabilities (5.3%)		57,547,729

Net Assets (100%)		$1,092,603,914

*	Non-income producing.

†	Securities (totaling $18,601,537 or 1.7% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Certification

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$131,700,090	$—	$—	$131,700,090
Consumer Staples	38,222,028	9,234,998	—	47,457,026
Energy	28,351,449	—	—	28,351,449
Financials	64,947,485	—	—	64,947,485
Health Care	133,927,620	—	—	133,927,620
Industrials	147,259,555	72,963,396	—	220,222,951
Information Technology	289,182,954	16,213,473	4,018,982	309,415,409
Materials	52,802,077	4,009,535	—	56,811,612
Telecommunication Services	—	9,741,906	—	9,741,906
Utilities	17,898,082	—	—	17,898,082
Preferred Stocks
Consumer Discretionary	—	—	14,582,555	14,582,555

Total Assets	$904,291,340	$112,163,308	$18,601,537	$1,035,056,185

Total Liabilities	$—	$—	$—	$—

Total	$904,291,340	$112,163,308	$18,601,537	$1,035,056,185

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Information Technology	Investments in Preferred Stocks- Consumer Discretionary	Investments in Preferred Stocks - Information Technology
Balance as of 12/31/11	$—	$15,703,655	$2,875,941
Total gains or losses (realized/ unrealized) included in earnings	(1,025,327)	(1,121,100)	2,168,368
Purchases	—	—	—
Sales	—	—	—
Issuances	5,044,309	—	—
Settlements	—	—	(5,044,309)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$4,018,982	$14,582,555	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$(1,025,327)	$(1,121,100)	$—

Following is the quantitative information about fair value measurements as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Common Stocks-Information Technology	$4,018,982	Proxy Security	Discount for lack of marketability (a)	0.00% to 15.00% (7.5%)
Preferred Stocks-Consumer Discretionary		Proxy Security	Discount for lack of marketability (a)	0.00% to 15.00% (7.5%)

	14,582,555	Discounted Cost	Discount for lack of marketability (a)	0.00% to 15.00% (7.5%)

$18,601,537

* Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments. Investment security transactions for the three months ended March 31,2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,951,253
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,343,091

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,444,434
Aggregate gross unrealized depreciation	(77,636,404)

Net unrealized appreciation	$168,808,030

Federal income tax cost of investments	$866,248,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.1%)
BorgWarner, Inc.*	2,266	$191,114
Goodyear Tire & Rubber Co.*	4,914	55,135
International Automotive Components Group North America LLC(b)*†	97,402	64,831
Johnson Controls, Inc.	14,041	456,052

		767,132

Automobiles (0.6%)
Ford Motor Co.	78,272	977,617
General Motors Co.*	108,493	2,782,846
Harley-Davidson, Inc.	4,763	233,768

		3,994,231

Distributors (0.0%)
Genuine Parts Co.	3,184	199,796

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,287	88,370
DeVry, Inc.	1,276	43,218
H&R Block, Inc.	6,222	102,476

		234,064

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	9,465	303,637
Chipotle Mexican Grill, Inc.*	636	265,848
Darden Restaurants, Inc.	2,739	140,127
GHCP Harrah’s Investment LP(b)*†	173,925	17,557
International Game Technology	6,043	101,462
Marriott International, Inc., Class A	5,391	204,049
McDonald’s Corp.	20,996	2,059,708
Starbucks Corp.	15,488	865,624
Starwood Hotels & Resorts Worldwide, Inc.	4,065	229,307
Wyndham Worldwide Corp.	3,046	141,670
Wynn Resorts Ltd.	1,638	204,553
Yum! Brands, Inc.	9,435	671,583

		5,205,125

Household Durables (0.1%)
D.R. Horton, Inc.	5,683	86,211
Harman International Industries, Inc.	1,403	65,674
Leggett & Platt, Inc.	2,953	67,949
Lennar Corp., Class A	3,250	88,335
Newell Rubbermaid, Inc.	5,877	104,669
PulteGroup, Inc.*	6,799	60,171
Whirlpool Corp.	1,538	118,211

		591,220

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	7,458	1,510,320
Expedia, Inc.	2,000	66,880
Netflix, Inc.*	1,122	129,075
priceline.com, Inc.*	1,032	740,460
TripAdvisor, Inc.*	2,000	71,340

		2,518,075

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	2,461	90,368
Mattel, Inc.	73,793	2,483,872

		2,574,240

Media (4.0%)
British Sky Broadcasting Group plc	261,240	2,824,689
Cablevision Systems Corp. - New York Group, Class A	4,858	71,315
CBS Corp., Class B	15,205	515,602
Comcast Corp., Class A	76,653	2,289,769
DIRECTV, Class A*	13,930	687,306
Discovery Communications, Inc., Class A*	5,321	269,243
Gannett Co., Inc.	4,821	73,906
Interpublic Group of Cos., Inc.	9,017	102,884
McGraw-Hill Cos., Inc.	5,681	275,358
News Corp., Class A	185,384	3,650,211
News Corp., Class B	97,031	1,938,679
Omnicom Group, Inc.	5,728	290,123
Reed Elsevier plc	157,330	1,396,654
Scripps Networks Interactive, Inc., Class A	2,052	99,912
Time Warner Cable, Inc.	77,414	6,309,241
Time Warner, Inc.	19,970	753,867
Viacom, Inc., Class B	110,663	5,252,066
Walt Disney Co.	36,785	1,610,447
Washington Post Co., Class B	107	39,972

		28,451,244

Multiline Retail (0.6%)
Big Lots, Inc.*	1,334	57,389
Dollar Tree, Inc.*	2,452	231,690
Family Dollar Stores, Inc.	2,408	152,378
J.C. Penney Co., Inc.	2,908	103,030
Kohl’s Corp.	50,235	2,513,257
Macy’s, Inc.	8,415	334,328
Nordstrom, Inc.	3,332	185,659
Sears Holdings Corp.*	783	51,874
Target Corp.	13,741	800,688

		4,430,293

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A	1,765	87,562
AutoNation, Inc.*	1,009	34,619
AutoZone, Inc.*	566	210,439
Bed Bath & Beyond, Inc.*	4,809	316,288
Best Buy Co., Inc.	5,744	136,018
CarMax, Inc.*	4,828	167,290
GameStop Corp., Class A	2,673	58,378
Gap, Inc.	6,666	174,249
Home Depot, Inc.	31,767	1,598,198
Limited Brands, Inc.	5,065	243,120
Lowe’s Cos., Inc.	25,652	804,960
O’Reilly Automotive, Inc.*	2,621	239,428
Ross Stores, Inc.	4,704	273,303
Staples, Inc.	14,551	235,435
Tiffany & Co.	2,547	176,074
TJX Cos., Inc.	15,568	618,205
Urban Outfitters, Inc.*	2,412	70,213

		5,443,779

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	5,924	457,807
NIKE, Inc., Class B	7,592	823,276
Ralph Lauren Corp.	1,325	230,987
VF Corp.	1,820	265,684

		1,777,754

Total Consumer Discretionary		56,186,953

Consumer Staples (13.8%)
Beverages (2.8%)
Beam, Inc.	3,246	190,118
Brown-Forman Corp., Class B	2,080	173,451
Coca-Cola Co.	46,518	3,442,797
Coca-Cola Enterprises, Inc.	81,106	2,319,632
Constellation Brands, Inc., Class A*	3,574	84,311
Dr. Pepper Snapple Group, Inc.	84,427	3,394,810
Molson Coors Brewing Co., Class B	3,179	143,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	72,032	$4,779,323
Pernod-Ricard S.A.	48,040	5,023,162

		19,551,454

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	8,942	811,934
CVS Caremark Corp.	221,326	9,915,405
Kroger Co.	191,797	4,647,241
Safeway, Inc.	5,534	111,842
SUPERVALU, Inc.	4,291	24,502
Sysco Corp.	12,190	363,993
Walgreen Co.	17,855	597,964
Wal-Mart Stores, Inc.	77,702	4,755,362
Whole Foods Market, Inc.	3,278	272,730

		21,500,973

Food Products (2.2%)
Archer-Daniels-Midland Co.	13,753	435,420
Campbell Soup Co.	3,692	124,974
ConAgra Foods, Inc.	8,689	228,173
Dean Foods Co.*	3,704	44,856
General Mills, Inc.	95,327	3,760,650
H.J. Heinz Co.	6,663	356,804
Hershey Co.	3,139	192,515
Hormel Foods Corp.	2,768	81,711
J.M. Smucker Co.	2,317	188,511
Kellogg Co.	5,142	275,766
Kraft Foods, Inc., Class A	242,216	9,206,630
McCormick & Co., Inc. (Non-Voting)	2,687	146,253
Mead Johnson Nutrition Co.	4,125	340,230
Sara Lee Corp.	12,413	267,252
Tyson Foods, Inc., Class A	6,014	115,168

		15,764,913

Household Products (0.8%)
Clorox Co.	2,641	181,569
Colgate-Palmolive Co.	9,873	965,382
Kimberly-Clark Corp.	8,112	599,395
Procter & Gamble Co.	56,624	3,805,699

		5,552,045

Personal Products (0.1%)
Avon Products, Inc.	8,651	167,483
Estee Lauder Cos., Inc., Class A	4,604	285,172

		452,655

Tobacco (4.9%)
Altria Group, Inc.	226,903	7,004,496
British American Tobacco plc	201,284	10,143,153
Imperial Tobacco Group plc	150,792	6,114,212
Lorillard, Inc.	27,450	3,554,226
Philip Morris International, Inc.	66,550	5,896,995
Reynolds American, Inc.	50,323	2,085,385

		34,798,467

Total Consumer Staples		97,620,507

Energy (9.4%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	65,870	2,762,588
Cameron International Corp.*	5,097	269,275
Diamond Offshore Drilling, Inc.	1,406	93,850
Ensco plc (ADR)	28,382	1,502,259
Exterran Holdings, Inc.*	31,618	417,041
FMC Technologies, Inc.*	4,840	244,033
Halliburton Co.	19,046	632,137
Helmerich & Payne, Inc.	2,137	115,291
Nabors Industries Ltd.*	5,787	101,215
National Oilwell Varco, Inc.	8,774	697,270
Noble Corp.*	5,160	193,345
Rowan Cos., Inc.*	2,547	83,873
Schlumberger Ltd.	27,460	1,920,278
Transocean Ltd.	70,415	3,851,700

		12,884,155

Oil, Gas & Consumable Fuels (7.6%)
Alpha Natural Resources, Inc.*	4,577	69,616
Anadarko Petroleum Corp.	10,297	806,667
Apache Corp.	50,273	5,049,420
BP plc	274,442	2,030,456
Cabot Oil & Gas Corp.	4,200	130,914
Chesapeake Energy Corp.	13,585	314,764
Chevron Corp.	40,654	4,359,735
ConocoPhillips	26,324	2,000,887
Consol Energy, Inc.	57,574	1,963,273
Denbury Resources, Inc.*	8,053	146,806
Devon Energy Corp.	8,264	587,736
El Paso Corp.	20,292	599,629
EOG Resources, Inc.	5,532	614,605
EQT Corp.	3,017	145,450
Exxon Mobil Corp.	96,908	8,404,831
Hess Corp.	6,156	362,896
Marathon Oil Corp.	228,225	7,234,732
Marathon Petroleum Corp.	66,457	2,881,576
Murphy Oil Corp.	47,420	2,668,323
Newfield Exploration Co.*	2,701	93,671
Noble Energy, Inc.	3,592	351,226
Occidental Petroleum Corp.	16,652	1,585,770
Peabody Energy Corp.	5,443	157,629
Pioneer Natural Resources Co.	2,520	281,207
QEP Resources, Inc.	3,501	106,780
Range Resources Corp.	3,191	185,525
Royal Dutch Shell plc, Class A	169,386	5,930,140
Southwestern Energy Co.*	7,033	215,210
Spectra Energy Corp.	13,461	424,695
Sunoco, Inc.	2,129	81,221
Tesoro Corp.*	2,896	77,729
Valero Energy Corp.	11,577	298,339
Williams Cos., Inc.	85,520	2,634,871
WPX Energy, Inc.*	32,960	593,610

		53,389,939

Total Energy		66,274,094

Financials (12.9%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	4,581	261,713
Bank of New York Mellon Corp.	24,979	602,743
BlackRock, Inc.	2,052	420,455
CG Investor LLC I(b)*†	3,362,598	322,809
CG Investor LLC II(b)*†	3,362,570	322,807
CG Investor LLC III(b)*†	1,681,412	161,416
Charles Schwab Corp.	22,061	317,017
E*TRADE Financial Corp.*	5,211	57,060
Federated Investors, Inc., Class B	1,873	41,974
Franklin Resources, Inc.	2,941	364,772
Goldman Sachs Group, Inc.	10,174	1,265,340
Invesco Ltd.	9,175	244,697
Legg Mason, Inc.	2,668	74,517
Morgan Stanley	212,717	4,177,762
Northern Trust Corp.	4,895	232,268
State Street Corp.	10,157	462,144
T. Rowe Price Group, Inc.	5,238	342,041
UBS AG (Registered)*	151,403	2,121,688

		11,793,223

Commercial Banks (2.6%)
BB&T Corp.	14,480	454,527
CIT Group, Inc.*	32,551	1,342,403
Comerica, Inc.	4,152	134,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	19,223	$270,083
First Horizon National Corp.	5,327	55,294
Guaranty Bancorp*	91,672	182,427
Huntington Bancshares, Inc./Ohio	17,420	112,359
KB Financial Group, Inc.	25,549	932,396
KeyCorp	19,388	164,798
M&T Bank Corp.	2,555	221,979
PNC Financial Services Group, Inc.	102,590	6,616,029
Regions Financial Corp.	25,344	167,017
SunTrust Banks, Inc.	10,923	264,009
U.S. Bancorp	39,409	1,248,477
Wells Fargo & Co.	181,318	6,190,197
Zions Bancorp	3,702	79,445

		18,435,799

Consumer Finance (0.3%)
American Express Co.	20,867	1,207,365
Capital One Financial Corp.	11,393	635,046
Discover Financial Services	10,936	364,606
SLM Corp.	10,466	164,944

		2,371,961

Diversified Financial Services (2.3%)
Bank of America Corp.	220,713	2,112,223
Bond Street Holdings, Inc., Class A*§†	39,554	711,972
Citigroup, Inc.	138,329	5,055,925
CME Group, Inc.	1,354	391,753
Deutsche Boerse AG	29,283	1,971,483
IntercontinentalExchange, Inc.*	1,500	206,130
JPMorgan Chase & Co.	78,476	3,608,326
Leucadia National Corp.	3,975	103,748
Moody’s Corp.	4,103	172,736
NASDAQ OMX Group, Inc.*	2,595	67,211
NYSE Euronext	62,030	1,861,520

		16,263,027

Insurance (4.5%)
ACE Ltd.	71,639	5,243,975
Aflac, Inc.	9,701	446,149
Alleghany Corp.*	6,251	2,057,204
Allstate Corp.	10,205	335,949
American International Group, Inc.*	138,415	4,267,334
Aon Corp.	6,648	326,151
Assurant, Inc.	1,922	77,841
Berkshire Hathaway, Inc., Class B*	36,153	2,933,816
Chubb Corp.	5,524	381,764
Cincinnati Financial Corp.	3,267	112,744
CNO Financial Group, Inc.*	90,598	704,852
Genworth Financial, Inc., Class A*	9,869	82,110
Hartford Financial Services Group, Inc.	8,995	189,615
Lincoln National Corp.	5,917	155,972
Loews Corp.	6,332	252,457
Marsh & McLennan Cos., Inc.	11,070	362,985
MetLife, Inc.	82,689	3,088,434
Principal Financial Group, Inc.	6,033	178,034
Progressive Corp.	12,459	288,800
Prudential Financial, Inc.	9,669	612,918
Torchmark Corp.	2,139	106,629
Travelers Cos., Inc.	8,103	479,698
Unum Group	5,769	141,225
White Mountains Insurance Group Ltd.	13,520	6,783,254
XL Group plc	6,291	136,452
Zurich Financial Services AG*	8,650	2,324,681

		32,071,043

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	7,908	3,114,803
American Tower Corp. (REIT)	8,042	506,807
Apartment Investment & Management Co. (REIT), Class A	2,360	62,328
AvalonBay Communities, Inc. (REIT)	1,926	272,240
Boston Properties, Inc. (REIT)	3,090	324,419
Equity Residential (REIT)	6,117	383,047
HCP, Inc. (REIT)	8,533	336,712
Health Care REIT, Inc. (REIT)	4,323	237,592
Host Hotels & Resorts, Inc. (REIT)	14,636	240,323
Kimco Realty Corp. (REIT)	8,185	157,643
Plum Creek Timber Co., Inc. (REIT)	3,269	135,860
ProLogis, Inc. (REIT)	9,586	345,288
Public Storage (REIT)	2,891	399,449
Simon Property Group, Inc. (REIT)	6,296	917,201
Ventas, Inc. (REIT)	5,858	334,492
Vornado Realty Trust (REIT)	3,771	317,518
Weyerhaeuser Co. (REIT)	11,176	244,978

		8,330,700

Real Estate Management & Development (0.3%)
Canary Wharf Group plc(b)*†	353,084	1,345,818
CBRE Group, Inc., Class A*	6,718	134,091
Forestar Group, Inc.*	35,370	544,344

		2,024,253

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,572	77,281
People’s United Financial, Inc.	7,386	97,791

		175,072

Total Financials		91,465,078

Health Care (11.0%)
Biotechnology (1.1%)
Amgen, Inc.	82,433	5,604,620
Biogen Idec, Inc.*	4,893	616,371
Celgene Corp.*	9,085	704,269
Gilead Sciences, Inc.*	15,587	761,425

		7,686,685

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	11,569	691,595
Becton, Dickinson and Co.	4,296	333,585
Boston Scientific Corp.*	406,236	2,429,291
C.R. Bard, Inc.	1,712	169,009
CareFusion Corp.*	4,498	116,633
Covidien plc	9,937	543,355
DENTSPLY International, Inc.	2,876	115,414
Edwards Lifesciences Corp.*	2,320	168,734
Intuitive Surgical, Inc.*	811	439,359
Medtronic, Inc.	148,879	5,834,568
St. Jude Medical, Inc.	6,646	294,484
Stryker Corp.	6,717	372,659
Varian Medical Systems, Inc.*	2,296	158,332
Zimmer Holdings, Inc.	3,658	235,136

		11,902,154

Health Care Providers & Services (2.4%)
Aetna, Inc.	7,115	356,889
AmerisourceBergen Corp.	5,197	206,217
Cardinal Health, Inc.	7,013	302,331
Cigna Corp.	57,729	2,843,153
Community Health Systems, Inc.*	57,135	1,270,682
Coventry Health Care, Inc.	74,495	2,649,787
DaVita, Inc.*	1,901	171,413
Express Scripts, Inc.*	9,956	539,416
Humana, Inc.	3,405	314,894
Laboratory Corp. of America Holdings*	1,998	182,897
McKesson Corp.	5,012	439,903
Medco Health Solutions, Inc.*	8,029	564,439
Patterson Cos., Inc.	1,950	65,130
Quest Diagnostics, Inc.	3,331	203,691
Tenet Healthcare Corp.*	476,485	2,530,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	65,978	$3,888,743
WellPoint, Inc.	6,901	509,294

		17,039,014

Health Care Technology (0.0%)
Cerner Corp.*	2,959	225,358

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	7,067	314,552
Life Technologies Corp.*	3,641	177,754
PerkinElmer, Inc.	2,378	65,775
Thermo Fisher Scientific, Inc.	7,544	425,331
Waters Corp.*	1,856	171,977

		1,155,389

Pharmaceuticals (5.6%)
Abbott Laboratories	32,324	1,981,138
Allergan, Inc.	6,311	602,259
Bristol-Myers Squibb Co.	34,838	1,175,782
Eli Lilly and Co.	132,152	5,321,761
Forest Laboratories, Inc.*	5,587	193,813
Hospira, Inc.*	43,876	1,640,524
Johnson & Johnson	56,433	3,722,321
Merck & Co., Inc.	305,565	11,733,696
Mylan, Inc.*	8,769	205,633
Perrigo Co.	1,920	198,355
Pfizer, Inc.	475,467	10,774,082
Teva Pharmaceutical Industries Ltd. (ADR)	51,077	2,301,529
Watson Pharmaceuticals, Inc.*	2,695	180,727

		40,031,620

Total Health Care		78,040,220

Industrials (6.9%)
Aerospace & Defense (2.1%)
Boeing Co.	15,374	1,143,364
GenCorp, Inc.*	61,699	438,063
General Dynamics Corp.	7,362	540,224
Goodrich Corp.	17,337	2,174,753
Honeywell International, Inc.	15,923	972,099
Huntington Ingalls Industries, Inc.*	56,979	2,292,835
L-3 Communications Holdings, Inc.	1,998	141,399
Lockheed Martin Corp.	5,428	487,760
Northrop Grumman Corp.	5,180	316,394
Precision Castparts Corp.	2,960	511,784
Raytheon Co.	81,225	4,287,056
Rockwell Collins, Inc.	2,987	171,932
Textron, Inc.	5,583	155,375
United Technologies Corp.	18,711	1,551,890

		15,184,928

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,382	221,487
Expeditors International of Washington, Inc.	4,279	199,017
FedEx Corp.	6,503	598,016
PostNL N.V.	87,477	540,173
TNT Express N.V.	17,171	212,063
United Parcel Service, Inc., Class B	19,760	1,595,027

		3,365,783

Airlines (0.0%)
Southwest Airlines Co.	16,135	132,952

Building Products (0.5%)
Masco Corp.	7,243	96,839
Owens Corning, Inc.*	90,298	3,253,437

		3,350,276

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,217	66,798
Cintas Corp.	2,270	88,802
Iron Mountain, Inc.	3,437	98,986
Pitney Bowes, Inc.	4,169	73,291
R.R. Donnelley & Sons Co.	3,640	45,100
Republic Services, Inc.	6,566	200,657
Stericycle, Inc.*	1,712	143,192
Waste Management, Inc.	9,588	335,196

		1,052,022

Construction & Engineering (0.1%)
Fluor Corp.	3,413	204,917
Jacobs Engineering Group, Inc.*	2,536	112,522
Quanta Services, Inc.*	4,255	88,929

		406,368

Electrical Equipment (0.2%)
Cooper Industries plc	3,193	204,192
Emerson Electric Co.	15,155	790,788
Rockwell Automation, Inc.	2,914	232,246
Roper Industries, Inc.	2,051	203,377

		1,430,603

Industrial Conglomerates (1.0%)
3M Co.	14,291	1,274,900
Danaher Corp.	11,797	660,632
General Electric Co.	217,525	4,365,727
Orkla ASA	5,189	41,058
Tyco International Ltd.	9,450	530,901

		6,873,218

Machinery (1.4%)
Caterpillar, Inc.	13,314	1,418,207
Cummins, Inc.	3,962	475,599
Deere & Co.	8,277	669,609
Dover Corp.	3,753	236,214
Eaton Corp.	6,885	343,080
Federal Signal Corp.*	98,518	547,760
Flowserve Corp.	1,128	130,295
Illinois Tool Works, Inc.	9,957	568,744
Ingersoll-Rand plc	6,088	251,739
Joy Global, Inc.	2,119	155,747
Oshkosh Corp.*	68,543	1,588,141
PACCAR, Inc.	7,352	344,294
Pall Corp.	2,353	140,310
Parker Hannifin Corp.	3,137	265,233
Snap-on, Inc.	1,159	70,664
Stanley Black & Decker, Inc.	34,995	2,693,215
Xylem, Inc.	3,708	102,897

		10,001,748

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	504	3,891,445

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,023	86,679
Equifax, Inc.	2,521	111,579
Robert Half International, Inc.	2,977	90,203

		288,461

Road & Rail (0.3%)
CSX Corp.	21,479	462,228
Norfolk Southern Corp.	6,877	452,713
Ryder System, Inc.	1,057	55,810
Union Pacific Corp.	9,848	1,058,463

		2,029,214

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,988	323,951
W.W. Grainger, Inc.	1,247	267,868

		591,819

Total Industrials		48,598,837

Information Technology (11.9%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	331,454	7,010,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
F5 Networks, Inc.*	1,631	$220,120
Harris Corp.	2,446	110,265
JDS Uniphase Corp.*	4,469	64,756
Juniper Networks, Inc.*	10,819	247,539
Motorola Mobility Holdings, Inc.*	48,021	1,884,344
Motorola Solutions, Inc.	6,054	307,725
QUALCOMM, Inc.	34,772	2,365,191

		12,210,192

Computers & Peripherals (2.1%)
Apple, Inc.*	19,168	11,490,641
Dell, Inc.*	31,558	523,863
EMC Corp.*	42,207	1,261,145
Hewlett-Packard Co.	40,681	969,428
Lexmark International, Inc., Class A	1,332	44,276
NetApp, Inc.*	7,440	333,089
SanDisk Corp.*	5,070	251,421
Western Digital Corp.*	4,767	197,306

		15,071,169

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	3,346	199,990
Corning, Inc.	31,378	441,802
FLIR Systems, Inc.	3,189	80,714
Jabil Circuit, Inc.	3,708	93,145
Molex, Inc.	2,776	78,061
TE Connectivity Ltd.	99,198	3,645,527

		4,539,239

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	3,785	138,910
eBay, Inc.*	23,432	864,406
Google, Inc., Class A*	9,555	6,127,048
VeriSign, Inc.	3,349	128,401
Yahoo!, Inc.*	25,028	380,926

		7,639,691

IT Services (1.5%)
Accenture plc, Class A	13,305	858,172
Automatic Data Processing, Inc.	10,147	560,013
Cognizant Technology Solutions Corp., Class A*	6,259	481,630
Computer Sciences Corp.	3,114	93,233
Fidelity National Information Services, Inc.	4,733	156,757
Fiserv, Inc.*	2,881	199,913
International Business Machines Corp.	23,826	4,971,295
Mastercard, Inc., Class A	2,177	915,516
Paychex, Inc.	6,488	201,063
SAIC, Inc.*	5,621	74,197
Teradata Corp.*	3,374	229,938
Total System Services, Inc.	3,344	77,146
Visa, Inc., Class A	10,238	1,208,084
Western Union Co.	12,571	221,250

		10,248,207

Office Electronics (0.7%)
Xerox Corp.	637,505	5,151,040

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	11,641	93,361
Altera Corp.	6,702	266,874
Analog Devices, Inc.	6,012	242,885
Applied Materials, Inc.	26,847	333,977
Broadcom Corp., Class A*	10,178	399,995
First Solar, Inc.*	1,211	30,336
Intel Corp.	102,753	2,888,387
KLA-Tencor Corp.	3,371	183,450
Linear Technology Corp.	4,588	154,616
LSI Corp.*	11,658	101,191
Microchip Technology, Inc.	3,811	141,769
Micron Technology, Inc.*	20,640	167,184
Novellus Systems, Inc.*	1,417	70,722
NVIDIA Corp.*	12,369	190,359
Teradyne, Inc.*	3,752	63,371
Texas Instruments, Inc.	23,511	790,205
Xilinx, Inc.	5,396	196,576

		6,315,258

Software (3.2%)
Adobe Systems, Inc.*	10,050	344,815
Autodesk, Inc.*	4,630	195,942
BMC Software, Inc.*	3,310	132,930
CA, Inc.	7,703	212,295
Citrix Systems, Inc.*	3,795	299,463
Electronic Arts, Inc.*	6,661	109,773
Intuit, Inc.	6,025	362,283
Microsoft Corp.	428,174	13,808,611
Nintendo Co., Ltd.	7,477	1,124,667
Oracle Corp.	80,459	2,346,184
Red Hat, Inc.*	3,903	233,751
Salesforce.com, Inc.*	2,769	427,838
Symantec Corp.*	174,568	3,264,422

		22,862,974

Total Information Technology		84,037,770

Materials (3.2%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	4,347	399,055
Airgas, Inc.	1,470	130,786
CF Industries Holdings, Inc.	1,326	242,194
Dow Chemical Co.	24,307	841,994
E.I. du Pont de Nemours & Co.	19,165	1,013,829
Eastman Chemical Co.	2,858	147,730
Ecolab, Inc.	5,925	365,691
FMC Corp.	1,462	154,767
International Flavors & Fragrances, Inc.	1,611	94,405
Linde AG	15,078	2,705,737
Monsanto Co.	11,048	881,188
Mosaic Co.	6,056	334,836
PPG Industries, Inc.	3,099	296,884
Praxair, Inc.	6,149	704,921
Sherwin-Williams Co.	1,795	195,063
Sigma-Aldrich Corp.	2,447	178,778

		8,687,858

Construction Materials (0.0%)
Vulcan Materials Co.	2,665	113,876

Containers & Packaging (0.1%)
Ball Corp.	3,328	142,704
Bemis Co., Inc.	2,104	67,938
Owens-Illinois, Inc.*	3,299	76,999
Sealed Air Corp.	3,948	76,236

		363,877

Metals & Mining (0.7%)
Alcoa, Inc.	21,493	215,360
Allegheny Technologies, Inc.	2,167	89,215
Cliffs Natural Resources, Inc.	2,944	203,901
Freeport-McMoRan Copper & Gold, Inc.	19,383	737,329
Newmont Mining Corp.	10,132	519,468
Nucor Corp.	6,601	283,513
ThyssenKrupp AG	105,295	2,621,162
Titanium Metals Corp.	1,817	24,639
United States Steel Corp.	2,908	85,408

		4,779,995

Paper & Forest Products (1.2%)
Domtar Corp.	14,430	1,376,334
International Paper Co.	165,472	5,808,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
MeadWestvaco Corp.	44,656	$1,410,683

		8,595,084

Total Materials		22,540,690

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	121,881	3,806,344
Cable & Wireless Communications plc	1,315,490	679,422
CenturyLink, Inc.	12,845	496,459
Frontier Communications Corp.	20,099	83,813
Verizon Communications, Inc.	58,292	2,228,503
Windstream Corp.	12,449	145,778

		7,440,319

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*	5,075	270,700
MetroPCS Communications, Inc.*	6,245	56,330
Sprint Nextel Corp.*	60,192	171,547
Vodafone Group plc	2,278,210	6,274,963

		6,773,540

Total Telecommunication Services		14,213,859

Utilities (2.9%)
Electric Utilities (1.8%)
AET&D Holdings(b)*†	350,436	—
American Electric Power Co., Inc.	9,983	385,144
Duke Energy Corp.	27,582	579,498
E.ON AG	131,638	3,153,158
Edison International	6,820	289,918
Entergy Corp.	24,602	1,653,254
Exelon Corp.	94,738	3,714,670
FirstEnergy Corp.	8,638	393,807
NextEra Energy, Inc.	8,533	521,196
Northeast Utilities	3,533	131,145
Pepco Holdings, Inc.	4,426	83,607
Pinnacle West Capital Corp.	2,200	105,380
PPL Corp.	11,886	335,898
Progress Energy, Inc.	6,109	324,449
Southern Co.	17,819	800,608

		12,471,732

Gas Utilities (0.0%)
AGL Resources, Inc.	2,357	92,441
ONEOK, Inc.	2,107	172,058

		264,499

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	13,452	175,818
NRG Energy, Inc.*	126,912	1,988,711

		2,164,529

Multi-Utilities (0.8%)
Ameren Corp.	5,141	167,494
CenterPoint Energy, Inc.	8,700	171,564
CMS Energy Corp.	5,100	112,200
Consolidated Edison, Inc.	6,039	352,798
Dominion Resources, Inc.	11,784	603,459
DTE Energy Co.	3,427	188,588
GDF Suez S.A.	69,578	1,797,462
Integrys Energy Group, Inc.	1,546	81,923
NiSource, Inc.	6,029	146,806
PG&E Corp.	8,492	368,638
Public Service Enterprise Group, Inc.	10,528	322,262
SCANA Corp.	2,509	114,435
Sempra Energy	5,014	300,639
TECO Energy, Inc.	4,293	75,342
Wisconsin Energy Corp.	4,694	165,135
Xcel Energy, Inc.	10,149	268,644

		5,237,389

Total Utilities		20,138,149

Total Common Stocks (81.9%) (Cost $446,739,791)		579,116,157

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Financials (0.2%)
Real Estate Investment Trusts (REITs) (0.2%)
iStar Financial, Inc.
0.968%, 10/1/12(l)	$1,207,000	1,182,860

Total Financials		1,182,860

Total Convertible Bonds		1,182,860

Corporate Bonds (2.2%)
Consumer Discretionary (0.6%)
Media (0.6%)
Clear Channel Communications, Inc.
3.891%, 1/29/16	438,329	339,705
11.000%, 8/1/16 PIK	797,000	591,772
9.000%, 3/1/21	195,000	174,525
Term Loan
3.894%, 1/29/16(l)	2,190,976	1,773,047
4.120%, 1/29/16(l)	371,068	293,763
Tribune Co.
0.000%, 6/4/14(h)(l)	1,217,000	799,265
3.532%, 6/4/14(h)(l)	193,000	125,812

Total Consumer Discretionary		4,097,889

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Rite Aid Corp.
9.375%, 12/15/15	472,000	480,260

Total Consumer Staples		480,260

Financials (0.7%)
Diversified Financial Services (0.0%)
Capmark Financial Group, Inc.
Series B
9.000%, 9/30/15(l)	405,818	408,862
Tropicana Entertainment LLC
9.625%, 12/15/14(b)(h)†	2,014,000	—

		408,862

Real Estate Investment Trusts (REITs) (0.1%)
iStar Financial, Inc.
5.000%, 6/28/13(l)	154,983	154,686
7.000%, 6/30/14(l)	128,000	127,562
5.250%, 3/19/16(l)	73,000	71,844
7.000%, 3/19/17(l)	219,000	219,091

		573,183

Real Estate Management & Development (0.6%)
Realogy Corp.
4.250%, 10/10/16	2,441,405	2,265,760
11.500%, 4/15/17	240,000	226,800
7.875%, 2/15/19§	338,000	338,845
9.000%, 1/15/20(b)§	178,000	183,340
Term Loan
3.461%, 4/10/16(l)(t)	1,023,628	859,420
0.145%, 10/10/16(l)	170,268	142,954
13.500%, 10/15/17	397,000	407,350

		4,424,469

Total Financials		5,406,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.8%)
Electric Utilities (0.7%)
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.750%, 3/1/22(b)§	$572,000	$583,440
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	628,000	141,300
4.741%, 10/10/17(l)	5,264,099	2,918,285
11.500%, 10/1/20§	2,404,000	1,562,600

		5,205,625

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
7.375%, 1/15/17	595,000	615,825

Total Utilities		5,821,450

Total Corporate Bonds		15,806,113

Total Long-Term Debt Securities (2.4%) (Cost $20,625,207)		16,988,973

SHORT-TERM INVESTMENTS:
Government Securities (3.2%)
Federal Home Loan Bank
0.06%, 4/2/12 (o)(p)	6,000,000	5,999,981
U.S. Treasury Bills
0.02%, 4/5/12 (p)	2,500,000	2,499,994
0.02%, 4/12/12 (p)	2,000,000	1,999,983
0.04%, 4/19/12 (p)	4,000,000	3,999,924
0.04%, 5/10/12 (p)	2,000,000	1,999,916
0.07%, 7/5/12 (p)	1,000,000	999,817
0.13%, 9/27/12 (p)	5,000,000	4,996,663

Total Government Securities		22,496,278

Total Short-Term Investments (3.2%) (Cost $22,496,221)		22,496,278

Total Investments (87.5%) (Cost $489,861,219)		618,601,408
Other Assets Less Liabilities (12.5%)		88,552,929

Net Assets (100%)		$707,154,337

*	Non-income producing.

†	Securities (totaling $2,947,210 or 0.4% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $3,380,197 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2012.

(p)	Yield to maturity.

(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR — American Depositary Receipt

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,222	June-12	$82,256,966	$85,735,520	$3,478,554

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Bank of America	98	$131,246	$130,660	$586
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	115	153,745	152,107	1,638
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	106	141,481	139,701	1,780
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	197	262,492	261,313	1,179
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	316	422,012	418,819	3,193
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Bank of America	2,574	31,101	31,594	(493)
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Barclays Bank plc	1,748	21,119	21,108	11
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	Deutsche Bank AG	121	21,155	20,660	495
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	Deutsche Bank AG	120	21,008	20,167	841
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	73	12,780	12,129	651
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	51	8,964	8,471	493
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	182	31,898	30,492	1,406
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	116	20,249	19,772	477
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	159	27,836	26,662	1,174
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	41	7,196	6,957	239
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	75	13,108	12,255	853
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	11	1,872	1,851	21
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	129	22,652	22,142	510
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	140	24,591	24,085	506
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	33	5,732	5,503	229
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	25	4,331	4,267	64
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	14	2,537	2,507	30
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	51	57,038	57,181	(143)

					$15,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 5/21/12	Bank of America	223	$350,669	$356,970	$(6,301)
British Pound vs. U.S. Dollar, expiring 5/21/12	Bank of America	111	175,818	177,838	(2,020)
British Pound vs. U.S. Dollar, expiring 5/21/12	Barclays Bank plc	7,403	11,705,639	11,837,902	(132,263)
British Pound vs. U.S. Dollar, expiring 5/21/12	Barclays Bank plc	137	217,793	219,442	(1,649)
British Pound vs. U.S. Dollar, expiring 5/21/12	Barclays Bank plc	66	105,989	106,314	(325)
British Pound vs. U.S. Dollar, expiring 5/21/12	Deutsche Bank AG	38	59,874	60,945	(1,071)
British Pound vs. U.S. Dollar, expiring 5/21/12	HSBC Bank plc	38	59,892	60,945	(1,053)
British Pound vs. U.S. Dollar, expiring 5/21/12	HSBC Bank plc	7,242	11,450,101	11,580,209	(130,108)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	128	168,575	171,289	(2,714)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Barclays Bank plc	125	164,058	167,168	(3,110)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	Deutsche Bank AG	63	82,012	83,584	(1,572)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	HSBC Bank plc	63	82,174	83,584	(1,410)
European Union Euro vs. U.S. Dollar, expiring 7/17/12	State Street Bank & Trust	15,427	20,221,710	20,587,579	(365,869)
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Bank of America	2,376	28,741	28,714	27
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Bank of America	32,095	418,176	387,819	30,357
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Bank of America	1,832	22,853	22,142	711
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Deutsche Bank AG	1,900	24,708	22,959	1,749
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Deutsche Bank AG	1,242	14,899	15,007	(108)
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Deutsche Bank AG	1,744	21,793	21,076	717
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	Deutsche Bank AG	1,514	19,059	18,298	761
Japanese Yen vs. U.S. Dollar, expiring 4/20/12	HSBC Bank plc	1,244	14,927	15,028	(101)
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	Deutsche Bank AG	1,420	235,787	248,628	(12,841)
Norwegian Krone vs. U.S. Dollar, expiring 6/19/12	State Street Bank & Trust	82	13,736	14,408	(672)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Bank of America	785	861,723	871,424	(9,701)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	31	34,146	34,788	(642)
Swiss Franc vs. U.S. Dollar, expiring 8/10/12	Deutsche Bank AG	814	893,651	903,413	(9,762)

					$(648,970)

					$(633,230)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$51,883,222	$4,221,343	$82,388	$56,186,953
Consumer Staples	76,166,529	21,453,978	—	97,620,507
Energy	58,313,498	7,960,596	—	66,274,094
Financials	78,135,205	10,465,051	2,864,822	91,465,078
Health Care	78,040,220	—	—	78,040,220
Industrials	43,914,098	4,684,739	—	48,598,837
Information Technology	82,913,103	1,124,667	—	84,037,770
Materials	17,213,791	5,326,899	—	22,540,690
Telecommunication Services	7,259,474	6,954,385	—	14,213,859
Utilities	15,187,529	4,950,620	—	20,138,149
Convertible Bonds
Financials	—	1,182,860	—	1,182,860
Corporate Bonds
Consumer Discretionary	—	4,097,889	—	4,097,889
Consumer Staples	—	480,260	—	480,260
Financials	—	5,406,514	—	5,406,514
Utilities	—	5,821,450	—	5,821,450
Forward Currency Contracts	—	50,698	—	50,698
Futures	3,478,554	—	—	3,478,554
Short-Term Investments	—	22,496,278	—	22,496,278

Total Assets	$512,505,223	$106,678,227	$2,947,210	$622,130,660

Liabilities:
Forward Currency Contracts	$—	$(683,928)	$—	$(683,928)

Total Liabilities	$—	$(683,928)	$—	$(683,928)

Total	$512,505,223	$105,994,299	$2,947,210	$621,446,732

(a)	Securities with a market value of $3,288,254 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Common Stocks- Utilities††
Balance as of 12/31/11	$36,447	$2,824,413	$—
Total gains or losses (realized/unrealized) included in earnings	133,865	40,409	—
Purchases	—	—	—
Sales	(87,924)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$82,388	$2,864,822	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$45,940	$40,409	$—

	Investments in Preferred Stocks- Consumer Discretionary	Investments in Corporate Bonds- Financials
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	75	—
Purchases	—	—
Sales	(75)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

††	Shares held with $0 cost and market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Corporate Bonds-Consumer Discretionary	$—	Deemed Worthless	Discount for Lack of Marketability (a)	Not Applicable
Common Stocks-Consumer Discretionary	82,388	Model	EBITDA Multiple Discount for Lack of Marketability (a)	$0.41 to $1.04 0.00% to 15.00% (7.5%)
Common Stocks-Financials		Bid Pricing	Offered Quote	Not Applicable
		Market Comparables	Comparability Adjustments Discount for Lack of Marketability (a)	0.00% to 10.00% (5.00%)
	2,864,822	Bid Pricing	Offered Quote Discount for Lack of Marketability (a)	0.00% to 20.00% (10%)
Common Stocks-Utilities	—	Deemed Worthless	Discount for Lack of Marketability (a)	Not Applicable

$2,947,210

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,001,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$26,450,574

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,499,368
Aggregate gross unrealized depreciation	(33,517,363)

Net unrealized appreciation	$117,982,005

Federal income tax cost of investments	$500,619,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
YPF S.A. (ADR)	31,590	$897,472

Australia (0.6%)
Iluka Resources Ltd.	127,800	2,355,069

Belgium (0.2%)
ThromboGenics N.V.*	19,632	652,747

Brazil (4.0%)
All America Latina Logistica S.A.	193,400	965,172
BM&F Bovespa S.A.	659,200	4,040,893
Cia de Bebidas das Americas (Preference) (ADR)	100,550	4,154,726
Embraer S.A. (ADR)	128,440	4,107,511
Itau Unibanco Holding S.A. (Preference) (ADR)	86,250	1,655,138
Multiplus S.A.	38,900	805,511

		15,728,951

Denmark (1.2%)
Carlsberg A/S, Class B	29,746	2,457,730
FLSmidth & Co. A/S	33,291	2,336,546

		4,794,276

Finland (0.7%)
Fortum Oyj	119,857	2,909,330

France (6.4%)
LVMH Moet Hennessy Louis Vuitton S.A.	42,120	7,238,206
PPR S.A.	24,750	4,258,171
Societe Generale S.A.	63,852	1,870,526
Technip S.A.	62,790	7,397,021
Total S.A.	89,710	4,575,272

		25,339,196

Germany (10.1%)
Allianz SE (Registered)	48,500	5,787,318
Bayer AG (Registered)	66,991	4,712,102
Bayerische Motoren Werke (BMW) AG (Preference)	117,315	6,968,080
Linde AG	18,574	3,333,092
SAP AG	137,166	9,578,649
Siemens AG (Registered)	97,636	9,843,113

		40,222,354

India (2.8%)
DLF Ltd.	461,695	1,828,383
ICICI Bank Ltd. (ADR)	80,020	2,790,297
Infosys Ltd.	84,354	4,745,979
Wire and Wireless India Ltd.*	246,856	40,460
Zee Entertainment Enterprises Ltd.	615,909	1,532,368
Zee Learn Ltd.*	44,978	13,022

		10,950,509

Italy (1.9%)
Lottomatica S.p.A.*	83,975	1,594,844
Prysmian S.p.A.	103,520	1,819,691
Tod’s S.p.A.	35,408	3,983,315

		7,397,850

Japan (9.1%)
Dai-ichi Life Insurance Co., Ltd.	3,233	4,464,563
FANUC Corp.	17,400	3,086,046
Hoya Corp.	102,443	2,300,852
KDDI Corp.	727	4,707,889
Keyence Corp.	16,327	3,838,630
Kyocera Corp.	25,620	2,346,256
Mitsubishi Tanabe Pharma Corp.	124,300	1,743,534
Murata Manufacturing Co., Ltd.	82,720	4,902,037
Nidec Corp.	31,460	2,865,874
Nintendo Co., Ltd.	9,440	1,419,935
Sony Corp.	65,650	1,351,547
Sumitomo Mitsui Financial Group, Inc.	97,900	3,220,753

		36,247,916

Mexico (3.1%)
Fomento Economico Mexicano S.A.B. de C.V.	776,881	6,388,085
Grupo Modelo S.A.B. de C.V., Series C	299,350	2,098,805
Grupo Televisa S.A.B. (ADR)	190,690	4,019,745

		12,506,635

Netherlands (2.0%)
European Aeronautic Defence and Space Co. N.V.	193,320	7,916,697

South Korea (0.5%)
E-Mart Co., Ltd.	9,214	2,033,008

Spain (2.6%)
Banco Bilbao Vizcaya Argentaria S.A.	507,451	4,038,390
Inditex S.A.	65,538	6,277,645

		10,316,035

Sweden (5.4%)
Assa Abloy AB, Class B	226,479	7,113,627
Telefonaktiebolaget LM Ericsson, Class B	1,364,552	14,138,886

		21,252,513

Switzerland (5.7%)
Credit Suisse Group AG (Registered)*	182,070	5,189,610
Nestle S.A. (Registered)	77,539	4,878,936
Roche Holding AG	15,620	2,718,403
Transocean Ltd.	75,603	4,135,484
UBS AG (Registered)*	410,297	5,749,703

		22,672,136

Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,607,709	4,624,659

United Kingdom (3.1%)
Kingfisher plc	290,490	1,425,047
Prudential plc	396,440	4,739,941
Unilever plc	185,607	6,127,570

		12,292,558

United States (38.6%)
3M Co.	59,440	5,302,643
Abercrombie & Fitch Co., Class A	33,580	1,665,904
Adobe Systems, Inc.*	151,610	5,201,739
Aetna, Inc.	126,220	6,331,195
Aflac, Inc.	71,330	3,280,467
Allergan, Inc.	15,780	1,505,885
Altera Corp.	207,470	8,261,455
Amgen, Inc.	53,460	3,634,745
Amylin Pharmaceuticals, Inc.*	165,890	4,140,615
Carnival Corp.	180,340	5,785,307
Colgate-Palmolive Co.	71,140	6,956,069
Corning, Inc.	208,610	2,937,229
eBay, Inc.*	343,710	12,679,462
Emerson Electric Co.	68,300	3,563,894
Fidelity National Financial, Inc., Class A	122,960	2,216,969
Fusion-io, Inc.*	45,620	1,296,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.*	44,540	$2,175,779
Goldman Sachs Group, Inc.	39,220	4,877,792
Google, Inc., Class A*	9,410	6,034,069
Intuit, Inc.	143,430	8,624,446
Juniper Networks, Inc.*	192,180	4,397,078
Maxim Integrated Products, Inc.	220,560	6,305,810
McDonald’s Corp.	77,130	7,566,453
McGraw-Hill Cos., Inc.	96,120	4,658,936
Microsoft Corp.	201,200	6,488,700
Theravance, Inc.*	89,970	1,754,415
Tiffany & Co.	94,270	6,516,885
Walt Disney Co.	155,640	6,813,919
WellPoint, Inc.	99,110	7,314,318
Zimmer Holdings, Inc.	79,510	5,110,903

		153,399,145

Total Common Stocks (99.4%) (Cost $348,572,744)		394,509,056

Total Investments (99.4%) (Cost $348,572,744)		394,509,056
Other Assets Less Liabilities (0.6%)		2,368,346

Net Assets (100%)		$396,877,402

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		18.1%
Consumer Staples		8.8
Energy		4.3
Financials		14.1
Health Care		10.5
Industrials		12.5
Information Technology		27.8
Information Technology
Communications Equipment	4.7%
Computers & Peripherals	0.3
Electronic Equipment, Instruments & Components	4.1
Internet Software & Services	4.7
IT Services	1.2
Semiconductors & Semiconductor Equipment	4.9
Software	7.9
Total Information Technology		27.8
Materials		1.4
Telecommunication Services		1.2
Utilities		0.7
Cash and Other		0.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$37,027,149	$34,682,705	$—	$71,709,854
Consumer Staples	19,597,685	15,497,244	—	35,094,929
Energy	5,032,956	11,972,293	—	17,005,249
Financials	18,861,556	36,889,187	—	55,750,743
Health Care	31,967,855	9,826,786	—	41,794,641
Industrials	14,744,731	34,981,594	—	49,726,325
Information Technology	62,226,052	47,895,883	—	110,121,935
Materials	—	5,688,161	—	5,688,161
Telecommunication Services	—	4,707,889	—	4,707,889
Utilities	—	2,909,330	—	2,909,330

Total Assets	$189,457,984	$205,051,072	$—	$394,509,056

Total Liabilities	$—	$—	$—	$—

Total	$189,457,984	$205,051,072	$—	$394,509,056

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,043,821
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,904,219

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,705,886
Aggregate gross unrealized depreciation	(23,861,534)

Net unrealized appreciation	$39,844,352

Federal income tax cost of investments	$354,664,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.2%)
Asset-Backed Securities (7.7%)
Access Group, Inc., Series 2008-1 A
1.860%, 10/27/25(l)	$15,348,996	$15,719,755
American Express Credit Account Master Trust, Series 2009-1 A
1.592%, 12/15/14(l)	2,000,000	2,003,006
Chase Issuance Trust, Series 2009-A2 A2
1.792%, 4/15/14(l)	21,800,000	21,810,970
Citibank Omni Master Trust, Series 2009-A12 A12
3.350%, 8/15/16§	5,000,000	5,042,746
Series 2009-A13 A13
5.350%, 8/15/18§	10,000,000	10,951,945
Series 2009-A14A A14
2.992%, 8/15/18(l)§	35,000,000	36,802,269
Series 2009-A17 A17
4.900%, 11/15/18§	10,000,000	10,922,040
Series 2009-A8 A8
2.342%, 5/16/16(l)§	49,600,000	49,684,672
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 A3A
0.322%, 1/25/37(l)	152,435	66,798
Collegiate Funding Services Education Loan Trust, Series 2005-B A2
0.573%, 12/28/21(l)	8,476,479	8,451,503
Education Funding Capital Trust I, Series 2003-3 A3
0.744%, 3/16/20(l)	502,416	501,368
EFS Volunteer LLC, Series 2010-1 A1
1.410%, 10/26/26(l)§	1,734,986	1,735,358
GCO Education Loan Funding Trust, Series 2005-1 A3L
0.571%, 11/25/20(l)	122,393	121,463
GSAA Home Equity Trust, Series 2007-6 A4
0.542%, 5/25/47(l)	681,040	421,924
Honda Auto Receivables Owner Trust, Series 2012-1 A2
0.570%, 8/15/14	5,000,000	4,998,457
Massachusetts Educational Financing Authority, Series 2008-1 A1
1.510%, 4/25/38(l)	1,082,845	1,065,009
Nelnet Education Loan Funding, Inc., Series 2004-2A A4
0.631%, 8/26/19(l)	2,308,485	2,297,159
Nelnet Student Loan Trust, Series 2008-4 A2
1.260%, 7/25/18(l)	1,811,455	1,825,066
Nissan Auto Lease Trust, Series 2012-A A2B
0.402%, 7/15/14(l)	5,000,000	4,982,662
North Carolina State Education Assistance Authority,
1.010%, 10/26/20(l)	14,246,819	14,112,899
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2 A1
1.598%, 10/1/35(l)	2,390,766	2,385,792
Series 2011-1 A1
1.080%, 10/1/18(l)	4,162,522	4,154,235
Plymouth Rock CLO Ltd./Plymouth Rock CLO, Inc., Series 2010-1A A
1.998%, 2/16/19(l)§	1,686,658	1,682,906
SLM Student Loan Trust, Series 2004-8 A4
0.700%, 1/27/20(l)	4,086,722	4,085,795
Series 2004-9 A4
0.690%, 4/25/17(l)	102,212	102,211
Series 2005-6 A4
0.650%, 4/25/22(l)	1,933,219	1,931,842
Series 2007-3 A3
0.600%, 4/25/19(l)	8,700,000	8,492,603
Series 2008-2 A2
1.010%, 1/25/17(l)	7,700,000	7,721,170
Series 2008-5 A2
1.660%, 10/25/16(l)	1,225,301	1,239,288
Series 2008-9 A
2.060%, 4/25/23(l)	17,384,102	17,781,956
Series 2009-CT 1A
2.350%, 4/15/39(l)§	2,054,286	2,069,679
Series 2009-D A
3.500%, 8/17/43(l)§	14,239,243	13,973,340

		259,137,886

Non-Agency CMO (2.5%)
American Home Mortgage Assets LLC, Series 2006-1 2A1
0.432%, 5/25/46(l)	8,130,065	4,267,125
Banc of America Commercial Mortgage, Inc., Series 2007-3 A2
5.633%, 6/10/49(l)	517,940	523,378
Series 2007-3 A2FL
0.412%, 6/10/49(l)§	517,940	514,638
Series 2007-3 A4
5.633%, 6/10/49(l)	1,400,000	1,553,102
Series 2007-4 A4
5.724%, 2/10/51(l)	1,400,000	1,587,959
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	17,042	17,851
Banc of America Re-Remic Trust, Series 2011-STRP A10
1.464%, 12/17/49§	351,167	350,334
Series 2011-STRP A5
1.765%, 2/17/40§	91,961	91,824
BCAP LLC Trust, Series 2006-AA2 A1
0.412%, 1/25/37(l)	1,045,150	542,830
BCRR Trust, Series 2010-LEAF 23A
4.230%, 4/22/34§	1,209	1,208
Series 2010-LEAF 25A
4.230%, 5/22/34§	61,310	61,204
Series 2010-LEAF 26A
4.230%, 5/22/34§	470,000	469,110
Series 2010-LEAF 2A
4.230%, 2/22/41§	117,271	117,602
Series 2010-LEAF 32A
4.230%, 12/22/32§	220,000	219,127
Series 2010-LEAF 3A
4.230%, 2/22/41§	40	40
Series 2010-LEAF 44A
4.230%, 4/22/34§	42,991	42,934
Series 2010-LEAF 6A
4.230%, 6/22/35§	4,062	4,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
2.888%, 2/25/33(l)	$14,768	$13,959
Series 2003-3 3A2
2.546%, 5/25/33(l)	109,163	108,237
Series 2003-8 2A1
2.920%, 1/25/34(l)	8,016	7,997
Series 2003-8 4A1
2.851%, 1/25/34(l)	26,193	22,845
Series 2004-10 21A1
2.917%, 1/25/35(l)	3,264,874	2,752,975
Series 2005-2 A1
2.570%, 3/25/35(l)	137,592	131,859
Series 2005-2 A2
3.078%, 3/25/35(l)	41,014	37,714
Series 2005-5 A1
2.220%, 8/25/35(l)	44,325	41,570
Series 2005-5 A2
2.250%, 8/25/35(l)	795,017	736,188
Series 2007-3 1A1
3.964%, 5/25/47(l)	8,999,042	5,954,117
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.826%, 9/25/35(l)	2,522,967	1,699,611
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9 A2
4.735%, 9/11/42	3,543,466	3,566,770
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.372%, 5/25/48(l)§	1,419,240	737,249
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.660%, 5/25/35(l)	64,999	57,769
Series 2005-11 A2A
2.580%, 10/25/35(l)	876,847	749,209
Series 2005-12 2A1
1.042%, 8/25/35(l)§	889,469	527,396
Series 2005-6 A1
2.230%, 9/25/35(l)	65,274	57,723
Series 2005-6 A2
2.450%, 9/25/35(l)	292,429	250,148
Series 2005-6 A3
2.100%, 9/25/35(l)	39,721	33,067
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	4,511,182
Series 2007-CD4 A2B
5.205%, 12/11/49	2,948,313	2,982,346
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A2
4.630%, 5/10/43	370,125	369,895
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	1,077	1,089
Series 2005-61 2A1
0.522%, 12/25/35(l)	26,461	16,802
Series 2005-62 2A1
1.159%, 12/25/35(l)	257,987	151,961
Series 2006-OA22 A1
0.402%, 2/25/47(l)	783,109	465,059
Series 2007-OA7 A1A
0.422%, 5/25/47(l)	182,702	100,695
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
2.706%, 10/19/32(l)	7,202	3,791
Series 2003-HYB3 7A1
2.762%, 11/19/33(l)	40,920	38,098
Series 2004-12 11A1
2.798%, 8/25/34(l)	578,713	458,980
Series 2005-25 A11
5.500%, 11/25/35	1,000,021	866,479
Series 2005-3 1A2
0.532%, 4/25/35(l)	337,790	216,106
Series 2005-R2 1AF1
0.582%, 6/25/35(l)§	119,329	98,591
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.929%, 3/25/32(l)§	1,379	1,236
Deutsche Alt-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	562,662	574,813
Series 2005-AR2 7A1
4.975%, 10/25/35(l)	335,292	234,792
Series 2006-AB4 A1B1
0.342%, 10/25/36(l)	4,184	1,615
Deutsche Mortgage Securities, Inc., Series 2010-RS2 A1
1.491%, 6/28/47(l)§	1,109,135	1,099,711
Extended Stay America Trust, Series 2010-ESHA XA1
3.128%, 1/5/13 IO(l)§	14,382,994	298,694
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
2.378%, 6/25/34(l)	211,793	175,659
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
2.731%, 8/25/35(l)	393,493	308,359
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	6,323,084
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.512%, 11/25/45(l)	46,681	30,196
Series 2006-AR6 A1A
0.322%, 10/25/46(l)	7,330	7,117
GS Mortgage Securities Corp. II, Series 2007-EOP A1
1.103%, 3/6/20(l)§	649,213	644,445
Series 2007-EOP A3
1.456%, 3/6/20(l)§	2,400,000	2,359,200
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.659%, 9/25/35(l)	216,359	202,591
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.462%, 5/19/35(l)	38,319	24,328
Series 2006-1 2A1A
0.482%, 3/19/36(l)	279,550	150,589
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
2.574%, 12/25/34(l)	242,376	172,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2 A3A
4.678%, 7/15/42	$315,792	$322,379
Series 2006-LDP8 A2
5.289%, 5/15/45	1,282,180	1,287,605
Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	2,176,951
Series 2007-FL1A A1
0.617%, 7/15/19(l)§	1,543,553	1,481,811
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
2.718%, 11/21/34(l)	200,000	190,643
MASTR Alternative Loans Trust, Series 2003-5 6A1
6.000%, 8/25/33	2,789,107	2,957,269
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.682%, 12/15/30(l)	27,452	25,653
Series 2001-TBC1 A1
0.942%, 11/15/31(l)	106,341	99,246
MLCC Mortgage Investors, Inc., Series 2005-2 1A
1.996%, 10/25/35(l)	1,717,698	1,449,690
Series 2005-2 2A
2.420%, 10/25/35(l)	1,606,904	1,364,910
Series 2005-2 3A
1.244%, 10/25/35(l)	306,200	237,071
Series 2005-3 4A
0.492%, 11/25/35(l)	189,880	146,096
Series 2005-3 5A
0.492%, 11/25/35(l)	284,423	218,157
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-TOP9 A2
4.740%, 11/13/36	3,253,293	3,307,584
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.542%, 8/25/35(l)	60,801	34,250
Securitized Asset Sales, Inc., Series 1993-6 A5
0.786%, 11/26/23(l)	2,357	2,272
Sequoia Mortgage Trust, Series 10 2A1
1.002%, 10/20/27(l)	17,299	15,331
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
2.722%, 2/25/34(l)	163,514	141,716
Series 2004-19 2A1
1.582%, 1/25/35(l)	48,202	32,946
Series 2005-17 3A1
2.697%, 8/25/35(l)	229,871	173,476
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.902%, 10/19/34(l)	104,483	87,639
Series 2005-AR5 A1
0.492%, 7/19/35(l)	211,762	142,210
Series 2005-AR5 A2
0.492%, 7/19/35(l)	420,058	338,365
Series 2006-AR4 2A1
0.432%, 6/25/36(l)	62,081	39,470
Series 2006-AR5 1A1
0.452%, 5/25/46(l)	2,166,491	1,036,109
Structured Asset Securities Corp., Series 2006-11 A1
2.772%, 10/25/35(l)§	74,534	63,376
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.332%, 9/15/21(l)§	1,736,348	1,684,257
Series 2007-C32 A2
5.735%, 6/15/49(l)	6,567,221	6,713,202
Series 2007-WHL8 A1
0.322%, 6/15/20(l)§	1,893,868	1,793,328
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
1.359%, 11/25/42(l)	10,930	8,743
Series 2002-AR2 A
2.474%, 2/27/34(l)	9,097	8,504
Series 2003-AR1 A5
2.121%, 3/25/33(l)	1,089,187	1,019,963
Series 2004-AR1 A
2.577%, 3/25/34(l)	2,394,750	2,282,403
Series 2005-AR13 A1A1
0.532%, 10/25/45(l)	269,088	210,716
Series 2005-AR15 A1A1
0.502%, 11/25/45(l)	61,922	47,117
Series 2006-AR15 2A
2.724%, 11/25/46(l)	55,556	39,795
Series 2006-AR3 A1A
1.159%, 2/25/46(l)	93,087	70,207
Series 2006-AR7 3A
2.724%, 7/25/46(l)	283,832	216,937
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
2.700%, 9/25/34(l)	92,383	90,944
Series 2007-10 1A22
0.742%, 7/25/37(l)	1,849,188	1,424,329

		83,722,926

Total Asset-Backed and Mortgage-Backed Securities		342,860,812

Corporate Bonds (41.3%)
Consumer Discretionary (4.4%)
Auto Components (0.9%)
Johnson Controls, Inc.
0.941%, 2/4/14(l)	30,000,000	30,068,082

Automobiles (0.9%)
Daimler Finance North America LLC
1.083%, 3/28/14(l)§	32,500,000	32,264,375

Media (2.6%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	18,590,000	19,939,615
Comcast Corp.
5.300%, 1/15/14	2,000,000	2,146,385
COX Communications, Inc.
7.125%, 10/1/12	12,649,000	13,033,426
4.625%, 6/1/13	18,506,000	19,252,776
5.450%, 12/15/14	798,000	883,156
Discovery Communications LLC
3.700%, 6/1/15	2,000,000	2,134,543
NBCUniversal Media LLC
2.100%, 4/1/14	2,990,000	3,016,163
TCI Communications, Inc.
8.750%, 8/1/15	1,038,000	1,279,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner Cable, Inc.
6.200%, 7/1/13	$4,603,000	$4,904,160
Time Warner Entertainment Co. LP
8.875%, 10/1/12	5,000,000	5,188,632
Time Warner, Inc.
6.875%, 5/1/12	6,500,000	6,528,198
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,176,519
Walt Disney Co.
0.875%, 12/1/14	6,600,000	6,635,271

		87,117,925

Total Consumer Discretionary		149,450,382

Consumer Staples (7.2%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
1.204%, 3/26/13(l)	8,625,000	8,675,031
2.500%, 3/26/13	1,500,000	1,526,071
1.500%, 7/14/14	4,675,000	4,741,841
5.375%, 11/15/14	15,580,000	17,273,342
4.125%, 1/15/15	5,850,000	6,318,107
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	4,000,000	4,028,077

		42,562,469

Food & Staples Retailing (0.1%)
Kroger Co.
7.500%, 1/15/14	1,740,000	1,941,222
Wal-Mart Stores, Inc.
5.226%, 6/1/12(e)	1,100,000	1,107,975

		3,049,197

Food Products (2.9%)
Archer-Daniels-Midland Co.
0.670%, 8/13/12(l)	22,000,000	22,032,309
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	546,579
General Mills, Inc.
5.650%, 9/10/12	1,473,000	1,505,202
6.470%, 10/15/12	12,900,000	13,399,875
5.250%, 8/15/13	2,235,000	2,369,726
0.848%, 5/16/14(l)	10,700,000	10,702,628
H.J. Heinz Co.
5.350%, 7/15/13	5,483,000	5,809,404
Kellogg Co.
4.250%, 3/6/13	15,000,000	15,489,207
Kraft Foods, Inc.
6.000%, 2/11/13	14,575,000	15,207,156
2.625%, 5/8/13	3,950,000	4,024,695
5.250%, 10/1/13	1,750,000	1,859,479
Wm. Wrigley Jr. Co.
2.450%, 6/28/12§	6,600,000	6,610,450

		99,556,710

Household Products (0.2%)
Procter & Gamble Co.
0.700%, 8/15/14	7,400,000	7,428,148

Tobacco (2.7%)
Altria Group, Inc.
8.500%, 11/10/13	21,050,000	23,554,902
Philip Morris International, Inc.
6.875%, 3/17/14	18,819,000	21,065,657
2.500%, 5/16/16	10,476,000	10,912,821
Reynolds American, Inc.
7.250%, 6/1/12	5,675,000	5,726,655
7.250%, 6/1/13	17,493,000	18,594,305
UST LLC
6.625%, 7/15/12	11,775,000	11,976,051

		91,830,391

Total Consumer Staples		244,426,915

Energy (2.2%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
1.414%, 6/2/14(l)	5,525,000	5,532,133

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	10,350,181
5.750%, 6/15/14	4,400,000	4,763,000
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	3,600,000	3,783,651
Devon Energy Corp.
5.625%, 1/15/14	850,000	923,046
2.400%, 7/15/16	2,850,000	2,928,014
Energy Transfer Partners LP
6.000%, 7/1/13	1,995,000	2,099,880
8.500%, 4/15/14	6,209,000	7,010,153
Enterprise Products Operating LLC
4.600%, 8/1/12	15,275,000	15,469,520
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	3,370,000	3,441,980
Plains All American Pipeline LP/Plains All American Finance Corp.
4.250%, 9/1/12	8,227,000	8,342,239
5.250%, 6/15/15	5,000,000	5,525,227
6.125%, 1/15/17	2,193,000	2,537,186
Transcontinental Gas Pipe Line Corp. Series B
8.875%, 7/15/12	2,000,000	2,042,294

		69,216,371

Total Energy		74,748,504

Financials (14.3%)
Capital Markets (1.0%)
Bank of New York Mellon Corp.
0.827%, 1/31/14(l)	16,375,000	16,402,859
Goldman Sachs Group, Inc.
1.553%, 7/29/13(l)	8,285,000	8,254,047
Merrill Lynch & Co., Inc.
5.450%, 2/5/13	6,890,000	7,083,761
Northern Trust Corp.
5.200%, 11/9/12	685,000	703,991

		32,444,658

Commercial Banks (1.1%)
American Express Bank FSB
0.392%, 6/12/12(l)	3,500,000	3,499,666
American Express Centurion Bank
0.392%, 6/12/12(l)	2,500,000	2,499,761
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,081,549
Regions Financial Corp.
0.644%, 6/26/12(l)	1,635,000	1,626,743
U.S. Bancorp
2.000%, 6/14/13	2,400,000	2,439,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Union Bank N.A.
2.125%, 12/16/13	$2,230,000	$2,267,773
1.426%, 6/6/14(l)	17,000,000	16,937,950

		37,353,375

Consumer Finance (2.4%)
American Express Co.
7.250%, 5/20/14	4,307,000	4,824,138
American Express Credit Corp.
7.300%, 8/20/13	3,000,000	3,247,833
5.125%, 8/25/14	370,000	400,414
American Honda Finance Corp.
2.600%, 9/20/16§	1,815,000	1,865,741
2.125%, 2/28/17§	15,000,000	15,070,482
Caterpillar Financial Services Corp.
1.050%, 3/26/15	20,000,000	20,027,550
HSBC Finance Corp.
0.824%, 9/14/12(l)	8,125,000	8,110,781
0.817%, 1/15/14(l)	27,449,000	26,555,769
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	910,880

		81,013,588

Diversified Financial Services (5.6%)
BA Covered Bond Issuer
5.500%, 6/14/12§	8,800,000	8,881,224
Bank of America Corp.
4.875%, 1/15/13	9,400,000	9,610,574
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,035,569
General Electric Capital Corp.
0.474%, 12/21/12(l)	24,600,000	24,638,302
2.625%, 12/28/12	23,105,000	23,511,741
0.594%, 6/20/13(l)	1,778,000	1,764,568
0.594%, 12/20/13(l)	500,000	494,230
1.304%, 12/20/13(l)	5,000,000	5,003,151
1.433%, 1/7/14(l)	6,700,000	6,741,866
Genworth Global Funding Trusts
5.750%, 5/15/13	9,650,000	10,010,155
John Deere Capital Corp.
0.717%, 7/15/13(l)	22,550,000	22,587,532
JPMorgan Chase & Co.
0.724%, 12/26/12(l)	25,000,000	25,081,238
SSIF Nevada LP
1.267%, 4/14/14(l)§	35,000,000	34,711,250
TIAA Global Markets, Inc.
4.950%, 7/15/13§	2,910,000	3,048,805

		187,120,205

Insurance (2.3%)
American International Group, Inc.
4.250%, 5/15/13	5,000,000	5,098,829
3.750%, 11/30/13§	10,000,000	10,093,391
3.650%, 1/15/14	4,000,000	4,075,736
MetLife Institutional Funding II
1.481%, 4/4/14(l)§	2,200,000	2,208,831
MetLife, Inc.
5.375%, 12/15/12	140,000	144,286
1.781%, 8/6/13(l)	3,713,000	3,754,129
Metropolitan Life Global Funding I
5.125%, 4/10/13§	2,200,000	2,291,134
5.200%, 9/18/13§	230,000	243,514
1.332%, 1/10/14(l)§	16,400,000	16,418,352
Monumental Global Funding III
0.730%, 1/25/13(l)§	5,000,000	4,971,233
0.767%, 1/15/14(l)§	2,500,000	2,453,540
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,238,925
Pricoa Global Funding I
4.625%, 6/25/12§	3,400,000	3,427,871
0.604%, 6/26/12(l)§	2,000,000	2,000,395
5.400%, 10/18/12§	5,300,000	5,420,876
Prudential Covered Trust
2.997%, 9/30/15§	13,000,000	13,146,757

		76,987,799

Real Estate Investment Trusts (REITs) (0.1%)
Boston Properties LP
6.250%, 1/15/13	667,000	692,390
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,160,095

		3,852,485

Thrifts & Mortgage Finance (1.8%)
U.S. Central Federal Credit Union
1.900%, 10/19/12	27,511,000	27,763,672
Western Corporate Federal Credit Union
1.750%, 11/2/12	33,627,000	33,917,514

		61,681,186

Total Financials		480,453,296

Health Care (2.2%)
Biotechnology (1.2%)
Amgen, Inc.
1.875%, 11/15/14	9,900,000	10,132,073
4.850%, 11/18/14	2,300,000	2,515,143
2.300%, 6/15/16	3,300,000	3,363,333
2.500%, 11/15/16	7,425,000	7,606,705
5.850%, 6/1/17	3,000,000	3,524,678
Gilead Sciences, Inc.
2.400%, 12/1/14	10,696,000	11,068,283
3.050%, 12/1/16	3,154,000	3,289,066

		41,499,281

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.
5.450%, 6/15/14	19,135,000	20,682,281
4.500%, 1/15/15	6,800,000	7,292,823

		27,975,104

Pharmaceuticals (0.2%)
Eli Lilly and Co.
4.200%, 3/6/14	5,950,000	6,351,678

Total Health Care		75,826,063

Industrials (1.9%)
Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.375%, 11/15/12	6,670,000	6,893,608

Industrial Conglomerates (0.9%)
Danaher Corp.
0.724%, 6/21/13(l)	29,300,000	29,385,925

Machinery (0.4%)
Caterpillar, Inc.
0.663%, 5/21/13(l)	13,390,000	13,426,836

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
4.875%, 1/15/15	3,000,000	3,290,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Norfolk Southern Corp.
5.257%, 9/17/14	$1,500,000	$1,652,954
7.700%, 5/15/17	3,600,000	4,534,175
Union Pacific Corp.
5.450%, 1/31/13	4,074,000	4,232,979

		13,710,306

Total Industrials		63,416,675

Information Technology (3.0%)
Communications Equipment (0.9%)
Cisco Systems, Inc.
0.724%, 3/14/14(l)	32,050,000	32,117,696

Computers & Peripherals (0.7%)
Hewlett-Packard Co.
0.772%, 5/24/13(l)	5,000,000	4,984,601
0.891%, 5/30/14(l)	18,500,000	18,246,276

		23,230,877

Office Electronics (0.2%)
Xerox Corp.
5.500%, 5/15/12	5,200,000	5,223,999

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp.
1.500%, 11/1/13	3,000,000	3,035,415
Texas Instruments, Inc.
0.683%, 5/15/13(l)	36,500,000	36,618,625

		39,654,040

Total Information Technology		100,226,612

Materials (1.6%)
Chemicals (0.9%)
Dow Chemical Co.
6.000%, 10/1/12	13,000,000	13,323,123
7.600%, 5/15/14	11,875,000	13,442,045
5.900%, 2/15/15	1,000,000	1,125,286
Rohm & Haas Co.
5.600%, 3/15/13	1,500,000	1,560,586

		29,451,040

Metals & Mining (0.5%)
ArcelorMittal USA LLC
6.500%, 4/15/14	15,321,000	16,421,365

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
8.250%, 5/1/16§	6,200,000	6,804,500

Total Materials		52,676,905

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Qwest Corp.
3.724%, 6/15/13(l)	3,200,000	3,240,800

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,542,476
5.550%, 2/1/14	3,650,000	3,956,891

		9,499,367

Total Telecommunication Services		12,740,167

Utilities (4.1%)
Electric Utilities (2.6%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	5,000,000	5,022,547
Duke Energy Corp.
5.650%, 6/15/13	23,135,000	24,423,428
6.300%, 2/1/14	2,130,000	2,333,019
KCP&L Greater Missouri Operations Co.
11.875%, 7/1/12	4,500,000	4,616,816
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	900,000	921,363
Nevada Power Co.
Series L
5.875%, 1/15/15	150,000	168,640
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	17,680,000	18,154,195
Ohio Edison Co.
6.400%, 7/15/16	2,630,000	3,001,013
Ohio Power Co.
5.500%, 3/1/13	435,000	451,696
6.000%, 6/1/16	5,000,000	5,741,754
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	1,625,000	1,730,030
Pacific Gas & Electric Co.
0.943%, 11/20/12(l)	10,000,000	10,016,500
4.800%, 3/1/14	1,140,000	1,223,793
PSEG Power LLC
2.500%, 4/15/13	3,980,000	4,050,348
Public Service Co. of Colorado
4.875%, 3/1/13	2,000,000	2,073,844
Virginia Electric & Power Co.
Series A
4.750%, 3/1/13	3,550,000	3,680,365

		87,609,351

Gas Utilities (0.9%)
DCP Midstream Operating LP
3.250%, 10/1/15	3,300,000	3,364,159
NGPL PipeCo LLC
6.514%, 12/15/12§	6,829,000	6,607,058
Rockies Express Pipeline LLC
6.250%, 7/15/13§	19,400,000	19,715,250

		29,686,467

Multi-Utilities (0.6%)
Dominion Resources, Inc.
5.700%, 9/17/12	55,000	56,241
5.000%, 3/15/13	2,390,000	2,483,471
1.800%, 3/15/14	15,000,000	15,194,817
1.950%, 8/15/16	2,555,000	2,575,597

		20,310,126

Total Utilities		137,605,944

Total Corporate Bonds		1,391,571,463

Government Securities (46.6%)
Agency ABS (0.8%)
National Credit Union Administration Guaranteed Notes Series 2010-A1 A
0.593%, 12/7/20(l)	3,840,133	3,842,249
Small Business Administration Series 2008-P10A
5.902%, 2/10/18	595,185	659,357
Small Business Administration Participation Certificates Series 2003-20I
5.130%, 9/1/23	19,189	21,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-20C
4.340%, 3/1/24	$125,075	$135,434
Series 2005-20B
4.625%, 2/1/25	143,911	156,621
Series 2008-20G
5.870%, 7/1/28	9,446,328	10,873,622
Series 2008-20H
6.020%, 8/1/28	8,858,128	10,193,552

		25,881,921

Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
4.500%, 5/15/17	3,376	3,372
0.472%, 2/15/19(l)	2,657,351	2,661,073
0.392%, 7/15/19(l)	1,288,531	1,288,303
5.000%, 2/15/20	197,880	201,337
5.000%, 8/15/20	105,967	109,576
0.392%, 10/15/20(l)	2,530,620	2,527,491
2.365%, 11/1/23(l)	5,257	5,471
0.542%, 8/15/25(l)	6,035,322	6,033,670
6.500%, 4/15/29	25,738	27,935
0.592%, 12/15/29(l)	3,441	3,422
0.592%, 12/15/30(l)	8,789	8,787
2.366%, 1/1/34(l)	38,268	40,334
3.015%, 3/1/35(l)	205,865	218,596
4.897%, 10/1/35(l)	118,574	126,939
5.084%, 10/1/35(l)	184,907	199,619
4.750%, 11/1/35(l)	173,064	186,530
2.405%, 7/1/36(l)	1,488,902	1,579,165
2.264%, 9/1/36(l)	1,416,232	1,505,020
0.642%, 9/15/36(l)	206,418	206,256
2.468%, 10/1/36(l)	1,216,167	1,293,972
0.622%, 11/15/36(l)	172,114	171,975
0.742%, 7/15/39(l)	1,688,016	1,690,280
0.742%, 2/15/41(l)	7,132,515	7,159,771
0.662%, 4/15/41(l)	5,724,469	5,728,323
0.692%, 9/15/41(l)	13,244,561	13,221,529
6.500%, 7/25/43	10,978	12,510
1.355%, 10/25/44(l)	1,015,870	1,017,242
1.369%, 2/25/45(l)	1,289,906	1,289,934
Federal National Mortgage Association
0.965%, 1/1/21(l)	4,904,704	4,897,186
2.497%, 11/1/34(l)	1,121,620	1,188,914
2.300%, 1/1/35(l)	34,491	36,439
2.292%, 7/1/35(l)	209,875	222,511
5.570%, 12/1/35(l)	308,671	333,943
5.671%, 1/1/36(l)	264,769	280,036
5.710%, 3/1/36(l)	549,209	597,523
5.791%, 3/1/36(l)	434,719	472,960
0.442%, 10/27/37(l)	6,700,000	6,580,006
0.922%, 12/25/37(l)	4,972,296	5,012,779
0.642%, 1/25/38(l)	13,555,632	13,574,527
0.822%, 6/25/41(l)	8,555,679	8,569,728
0.792%, 9/25/41(l)	20,749,179	20,796,428
1.382%, 3/1/44(l)	667,166	665,980
1.382%, 7/1/44(l)	9,940	9,922
1.382%, 10/1/44(l)	50,604	50,514
Series 2003-W8 3F2
0.592%, 5/25/42(l)	70,596	70,473
Series 2005-38 F
0.542%, 5/25/35(l)	250,296	249,578
Series 2006-118 A2
0.294%, 12/25/36(l)	64,970	62,987
Series 2006-5 3A2
2.490%, 5/25/35(l)	426,134	446,173
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600%, 10/29/20	9,471,934	9,587,378
Series 2010-R3 1A
0.803%, 12/8/20(l)	9,050,514	9,093,999
Series 2010-R3 2A
0.803%, 12/8/20(l)	4,480,013	4,501,888
Series 2011-R4 1A
0.623%, 3/6/20(l)	14,184,632	14,196,268

		150,016,572

Municipal Bonds (2.0%)
Arkansas Student Loan Authority
1.391%, 11/25/43(l)	3,680,825	3,560,536
City of New York, New York
1.520%, 8/1/13	10,000,000	10,121,200
New Jersey Economic Development Authority
1.474%, 6/15/13(l)	7,000,000	7,006,580
South Carolina Student Loan Corp.
1.010%, 1/25/21(l)	9,832,061	9,812,094
Tobacco Settlement Finance Authority of West Virginia, Class A
7.467%, 6/1/47	1,310,000	962,771
University of California
0.324%, 7/1/41(l)	35,000,000	35,001,400
1.988%, 5/15/50(l)	1,500,000	1,520,010

		67,984,591

U.S. Government Agencies (39.3%)
Federal Farm Credit Bank
0.150%, 2/15/13	28,000,000	27,956,127
0.350%, 3/27/14(l)	111,600,000	111,625,445
0.212%, 7/25/14(l)	80,000,000	79,916,400
0.770%, 1/9/15	5,009,000	5,020,518
Federal Home Loan Bank
0.350%, 8/10/12	875,000	875,003
0.171%, 12/27/12(l)	12,800,000	12,800,538
0.180%, 12/28/12	17,000,000	16,984,739
0.210%, 1/8/13	20,000,000	19,985,368
1.500%, 1/16/13	7,325,000	7,399,097
0.125%, 1/17/13	2,800,000	2,795,841
0.160%, 1/18/13	3,900,000	3,895,266
0.160%, 2/8/13	13,000,000	12,982,284
0.190%, 2/15/13	35,000,000	34,957,384
0.190%, 2/27/13	50,000,000	49,938,730
1.750%, 3/8/13	8,500,000	8,613,528
0.300%, 4/30/13	16,600,000	16,588,987
0.350%, 7/11/13#	150,000,000	149,909,400
0.250%, 8/2/13	55,510,000	55,392,946
0.280%, 8/2/13	24,000,000	23,958,996
0.240%, 8/14/13	7,010,000	6,993,389
Federal Home Loan Mortgage Corp.
0.625%, 12/28/12	24,160,000	24,235,894
4.500%, 1/15/13	2,926,000	3,024,881
1.625%, 4/15/13	1,252,000	1,269,475
1.193%, 6/3/13(l)	124,000,000	124,008,432
0.500%, 4/17/15	55,000,000	54,753,281
Federal National Mortgage Association
0.375%, 12/28/12	2,000,000	2,002,417
3.625%, 2/12/13	67,900,000	69,875,646
4.750%, 2/21/13	5,000,000	5,200,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 2/26/13	$94,302,000	$94,725,322
4.375%, 3/15/13	146,564,000	152,336,980
4.125%, 4/15/14	15,000,000	16,123,548
0.750%, 12/19/14	15,000,000	15,067,879
0.750%, 1/30/15	15,000,000	15,037,578
1.250%, 1/30/17	67,000,000	67,054,129
3.000%, 4/26/17	5,500,000	5,641,929
3.970%, 11/27/19	25,000,000	25,580,197
Small Business Administration Series P10A
4.504%, 2/1/14	17,473	18,002

		1,324,546,423

Total Government Securities		1,568,429,507

Total Long-Term Debt Securities (98.1%) (Cost $3,300,898,689)		3,302,861,782

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	1,228,370

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		1,228,370

COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	820

Total Common Stocks (0.0%) (Cost $790)		820

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
Devon Energy Corp.
0.41%, 5/31/12 (n)(p)§	$300,000	299,791
Pacific Gas & Electric Co.
0.18%, 4/4/12 (n)(p)§	12,600,000	12,599,748
Spectra Energy Capital LLC
0.34%, 4/16/12 (n)(p)§	2,700,000	2,699,595

		15,599,134

Government Securities (0.5%)
U.S. Treasury Bills
0.13%, 9/20/12 #(p)	3,800,000	3,797,563
0.13%, 9/27/12 (p)	12,700,000	12,691,523

		16,489,086

Total Short-Term Investments (1.0%) (Cost $32,088,143)		32,088,220

Total Investments Before Securities Sold Short (99.1%) (Cost $3,334,087,622)		3,336,179,192

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(192)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(192)

Total Investments after Securities Sold Short (99.1%) (Cost $3,334,087,622)		3,336,179,000
Other Assets Less Liabilities (0.9%)		30,794,021

Net Assets (100%)		$3,366,973,021

†	Securities (totaling $(192) or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $373,112,443 or 11.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $294,818

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(n)	Section 4(2) Commercial Paper. Private placement for non- current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
30 Day Fed Funds Rate	93	December-12	$38,681,485	$38,687,219	$5,734
30 Day Fed Funds Rate	223	January-13	92,738,442	92,761,483	23,041
30 Day Fed Funds Rate	208	February-13	86,487,429	86,513,254	25,825
30 Day Fed Funds Rate	144	March-13	59,866,911	59,890,791	23,880

					$78,480

Sales
90 Day Eurodollar	1,114	December-13	$276,939,221	$277,051,800	$(112,579)

					$(34,099)

Options Written:

Options written through the period ended March 31, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2012	686	$444,185
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(686)	(444,185)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – March 31, 2012	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$259,137,886	$—	$259,137,886
Non-Agency CMO	—	83,722,926	—	83,722,926
Common Stocks
Financials	820	—	—	820
Convertible Preferred Stocks
Financials	1,228,370	—	—	1,228,370
Corporate Bonds
Consumer Discretionary	—	149,450,382	—	149,450,382
Consumer Staples	—	244,426,915	—	244,426,915
Energy	—	74,748,504	—	74,748,504
Financials	—	480,453,296	—	480,453,296
Health Care	—	75,826,063	—	75,826,063
Industrials	—	63,416,675	—	63,416,675
Information Technology	—	100,226,612	—	100,226,612
Materials	—	52,676,905	—	52,676,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$—	$12,740,167	$—	$12,740,167
Utilities	—	137,605,944	—	137,605,944
Futures	78,480	—	—	78,480
Government Securities
Agency ABS	—	25,881,921	—	25,881,921
Agency CMO	—	150,016,572	—	150,016,572
Municipal Bonds	—	67,984,591	—	67,984,591
U.S. Government Agencies	—	1,324,546,423	—	1,324,546,423
Short-Term Investments	—	32,088,220	—	32,088,220

Total Assets	$1,307,670	$3,334,950,002	$—	$3,336,257,672

Liabilities:
Common Stocks
Financials	$—	$—	$(192)	$(192)
Futures	(112,579)	—	—	(112,579)

Total Liabilities	$(112,579)	$—	$(192)	$(112,771)

Total	$1,195,091	$3,334,950,002	$(192)	$3,336,144,901

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Financials
Balance as of 12/31/11	$(204)
Total gains or losses (realized/unrealized) included in earnings	12
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/12	$(192)

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$12

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Common Stocks- Financials	$(192)	Market Comparables	Comparability Adjustments Discount for Lack of Marketability (a)	0.00% to 5.00% (2.5%)

	$(192)

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$1,513,410,834
Long-term U.S. Treasury securities	19,903,125

$1,533,313,959

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$1,542,732,022
Long-term U.S. Treasury securities	19,930,469

$1,562,662,491

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,890,509
Aggregate gross unrealized depreciation	(12,830,689)

Net unrealized appreciation	$2,059,820

Federal income tax cost of investments	$3,334,119,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.7%)
Asset-Backed Securities (3.4%)
American Express Credit Account Master Trust, Series 2011-1 A
0.412%, 4/17/17(l)		$1,445,000	$1,446,429
AmeriCredit Automobile Receivables Trust, Series 2011-3 A2
0.840%, 11/10/14		828,451	829,031
Series 2011-4 A2
0.920%, 3/9/15		500,000	500,685
Series 2011-5 A2
1.190%, 8/8/15		346,000	347,274
BMW Vehicle Lease Trust, Series 2011-1 A2
0.640%, 4/22/13		856,449	856,450
CarMax Auto Owner Trust, Series 2012-1 A3
0.890%, 9/15/16		735,000	734,199
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)		104,812	95,354
CNH Equipment Trust, Series 2010-C A3
1.170%, 5/15/15		492,913	494,756
Series 2012-A A3
0.940%, 5/15/17		557,355	558,226
Discover Card Master Trust, Series 2009-A1 A1
1.542%, 12/15/14(l)		381,000	381,937
Series 2009-A2 A
1.542%, 2/17/15(l)		327,000	328,400
Series 2010-A1 A1
0.892%, 9/15/15(l)		342,000	343,819
Series 2012-A1 A1
0.810%, 8/15/17		439,000	438,107
Exeter Automobile Receivables Trust, Series 2012-1A A
2.020%, 8/15/16§		573,394	573,258
FASTR, Series 2011-R3 A2
1.960%, 7/15/15§	CAD	1,014,000	1,016,511
Ford Credit Auto Lease Trust, Series 2011-A A2
0.740%, 9/15/13		$1,004,211	1,004,494
Series 2011-B A2
0.820%, 1/15/14		459,000	459,450
Ford Credit Auto Owner Trust, Series 2011-B A2
0.680%, 1/15/14		758,887	759,158
Ford Credit Floorplan Master Owner Trust, Series 2012-1 A
0.712%, 1/15/16(l)		1,402,000	1,406,288
GE Capital Credit Card Master Note Trust, Series 2011-1 A
0.792%, 1/15/17(l)		565,000	568,377
Series 2011-2 A
0.722%, 5/15/19(l)		970,000	976,323
GE Dealer Floorplan Master Note Trust, Series 2012-1 A
0.812%, 2/20/17(l)		1,080,000	1,084,687
GE Equipment Midticket LLC, Series 2011-1 A3
1.000%, 8/24/15		302,234	302,597
Gracechurch Card Funding plc, Series 2012-1A A1
1.055%, 2/15/17(l)§		725,000	724,999
Huntington Auto Trust, Series 2011-1A A3
1.010%, 1/15/16§		474,000	476,305
Hyundai Auto Lease Securitization Trust, Series 2011-A A2
0.690%, 11/15/13§		481,000	481,033
Hyundai Floorplan Master Owner Trust, Series 2009-1A A
1.492%, 11/17/14(l)§		780,000	783,046
John Deere Owner Trust, Series 2011-A A2
0.640%, 6/16/14		549,331	549,449
Mercedes-Benz Auto Lease Trust, Series 2011-1A A2
0.790%, 4/15/13§		505,613	505,704
Series 2011-B A2
0.900%, 1/15/14§		989,000	990,270
Series 2012-A A2
0.660%, 4/15/14		894,000	894,112
Navistar Financial Dealer Note Master Trust, Series 2011-1 A
1.399%, 10/25/16(l)§		367,000	370,313
Nissan Auto Lease Trust, Series 2012-A A2A
0.680%, 7/15/14		650,000	650,141
Option One Mortgage Loan Trust, Series 2006-3 M1
0.472%, 2/25/37(l)		807,359	4,335
Penarth Master Issuer plc, Series 2010-2A A2
0.992%, 12/18/14(l)§		1,550,000	1,553,046
Residential Asset Securities Corp., Series 2003-KS3 A2
0.842%, 5/25/33(l)		44,115	34,386
SmartTrust, Series 2011-2USA A2A
1.220%, 11/14/13§		879,511	880,668
Volkswagen Auto Loan Enhanced Trust, Series 2011-1 A3
1.220%, 6/22/15		1,375,000	1,384,965
World Omni Automobile Lease Securitization Trust, Series 2011-A A2
0.810%, 10/15/13		1,046,981	1,047,653

			26,836,235

Non-Agency CMO (2.3%)
Banc of America Commercial Mortgage, Inc., Series 2006-5 A4
5.414%, 9/10/47		865,000	959,557
Bear Stearns Alt-A Trust, Series 2006-1 22A1
2.584%, 2/25/36(l)		525,569	300,620
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
4.288%, 5/25/35(l)		285,555	252,475
Series 2006-AR1 3A1
2.520%, 3/25/36(l)		572,394	360,397
CS First Boston Mortgage Securities Corp., Series 2004-C1 A4
4.750%, 1/15/37(l)		303,000	318,258
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35		544,727	557,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-GG3 A4
4.799%, 8/10/42(l)	$900,000	$975,315
Series 2007-GG9 A2
5.381%, 3/10/39	1,193,229	1,202,178
Series 2007-GG9 A4
5.444%, 3/10/39	1,335,000	1,468,416
GS Mortgage Securities Corp. II, Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,642,000	1,814,020
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
5.396%, 5/25/36(l)	270,881	127,237
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11 A4
5.335%, 8/12/37(l)	642,000	708,283
Series 2006-CB14 A4
5.481%, 12/12/44(l)	349,000	387,696
Series 2010-C2 A1
2.749%, 11/15/43§	599,301	618,048
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	863,000	886,066
Series 2004-C2 A4
4.367%, 3/15/36	266,000	280,007
Series 2004-C4 A4
5.281%, 6/15/29(l)	275,000	296,476
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	146,293	142,550
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
5.898%, 6/12/46(l)	74,000	83,612
Series 2006-3 A2
5.291%, 7/12/46(l)	1,400,149	1,429,899
Series 2006-3 A4
5.414%, 7/12/46(l)	1,921,000	2,153,934
Morgan Stanley Capital I, Inc., Series 2006-IQ12 A4
5.332%, 12/15/43	558,000	626,696
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
0.859%, 2/25/47(l)	548,257	305,279
WF-RBS Commercial Mortgage Trust, Series 2011-C3 A2
3.240%, 3/15/44§	1,737,539	1,823,573

		18,078,392

Total Asset-Backed and Mortgage-Backed Securities		44,914,627

Corporate Bonds (10.2%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
5.625%, 2/15/13	314,000	326,361
3.000%, 3/1/19	361,000	355,131
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22§	435,000	427,387

		1,108,879

Household Durables (0.0%)
Whirlpool Corp.
8.600%, 5/1/14	75,000	84,299

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	281,000	369,005
5.750%, 4/15/20	193,000	221,180
3.375%, 3/1/22	604,000	582,614
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	385,660
Comcast Corp.
5.150%, 3/1/20	615,000	705,274
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	287,348
4.600%, 2/15/21	335,000	353,480
3.800%, 3/15/22§	350,000	345,642
Interpublic Group of Cos., Inc.
4.000%, 3/15/22	70,000	67,998
News America, Inc.
9.250%, 2/1/13	332,000	354,576
6.550%, 3/15/33	173,000	193,253
6.150%, 2/15/41	370,000	420,374
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	732,958
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	370,163
5.000%, 2/1/20	352,000	389,273
Time Warner Entertainment Co. LP
8.375%, 3/15/23	384,000	510,834
Time Warner, Inc.
7.625%, 4/15/31	662,000	842,844
Turner Broadcasting System, Inc.
8.375%, 7/1/13	226,000	245,947
Viacom, Inc.
5.625%, 9/15/19	688,000	800,488
WPP Finance 2010
4.750%, 11/21/21§	250,000	261,456
WPP Finance UK Corp.
8.000%, 9/15/14	312,000	357,419

		8,797,786

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	715,000	720,363

Total Consumer Discretionary		10,711,327

Consumer Staples (0.2%)
Food & Staples Retailing (0.0%)
Delhaize Group S.A.
5.875%, 2/1/14	186,000	199,243

Food Products (0.2%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	296,000	308,713
5.100%, 7/15/15	217,000	232,244
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	550,784

		1,091,741

Total Consumer Staples		1,290,984

Energy (1.6%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
9.625%, 3/1/19	560,000	740,229
5.125%, 9/15/20	95,000	101,507

		841,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16		$593,000	$683,433
6.450%, 9/15/36		206,000	237,874
Cimarex Energy Co.
5.875%, 5/1/22		177,000	180,098
Encana Corp.
3.900%, 11/15/21		806,000	786,889
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	401,497
7.500%, 7/1/38		357,000	408,565
Enterprise Products Operating LLC
5.200%, 9/1/20		455,000	511,011
EQT Corp.
8.125%, 6/1/19		395,000	463,017
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)		484,000	525,140
KazMunayGas National Co.
7.000%, 5/5/20§		458,000	522,120
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		328,000	332,484
3.950%, 9/1/22		624,000	618,823
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	708,469
Marathon Petroleum Corp.
3.500%, 3/1/16		89,000	92,568
5.125%, 3/1/21		395,000	428,102
Nabors Industries, Inc.
9.250%, 1/15/19		502,000	642,433
Noble Energy, Inc.
8.250%, 3/1/19		575,000	722,440
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	59,710
Petrobras International Finance Co.
5.375%, 1/27/21		555,000	599,844
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	878,446
Phillips 66
4.300%, 4/1/22§		725,000	739,240
Southwestern Energy Co.
4.100%, 3/15/22§		199,000	198,634
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	534,570
Valero Energy Corp.
6.125%, 2/1/20		406,000	467,797
Williams Partners LP
5.250%, 3/15/20		325,000	358,910
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	175,137

			12,277,251

Total Energy			13,118,987

Financials (4.3%)
Capital Markets (0.7%)
Bear Stearns Cos. LLC
5.550%, 1/22/17		524,000	578,543
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	832,404
6.000%, 6/15/20		494,000	520,502
5.250%, 7/27/21		207,000	205,961
5.750%, 1/24/22		695,000	708,772
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	146,606
Macquarie Group Ltd.
4.875%, 8/10/17§		616,000	606,368
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		329,000	358,775
Morgan Stanley
6.625%, 4/1/18		345,000	363,147
5.500%, 7/24/20		498,000	496,420
5.500%, 7/28/21		714,000	692,599

			5,510,097

Commercial Banks (1.1%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	162,118
Barclays Bank plc
5.125%, 1/8/20		$520,000	545,404
Compass Bank
5.500%, 4/1/20		543,000	537,040
DnB Bank ASA
3.200%, 4/3/17(b)§		710,000	709,750
Fifth Third Bancorp
3.500%, 3/15/22		279,000	272,410
HSBC Holdings plc
5.100%, 4/5/21		480,000	517,813
4.000%, 3/30/22		466,000	461,909
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	354,676
National Capital Trust II
5.486%, 12/29/49(l)§		181,000	171,950
Royal Bank of Scotland plc
2.625%, 5/11/12§		1,341,000	1,344,192
6.125%, 1/11/21		555,000	596,475
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	726,662
Societe Generale S.A.
2.500%, 1/15/14§		355,000	342,639
SouthTrust Corp.
5.800%, 6/15/14		367,000	396,824
Standard Chartered plc
6.409%, 1/29/49(l)§		525,000	490,875
UFJ Finance Aruba AEC
6.750%, 7/15/13		232,000	246,206
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	155,580
Wachovia Corp.
5.500%, 5/1/13		258,000	270,882

			8,303,405

Consumer Finance (0.1%)
SLM Corp.
7.250%, 1/25/22		905,000	938,937

Diversified Financial Services (1.3%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		487,000	496,740
Bank of America Corp.
7.375%, 5/15/14		450,000	489,151
5.650%, 5/1/18		285,000	303,334
7.625%, 6/1/19		127,000	146,538
5.700%, 1/24/22		210,000	221,320
5.875%, 2/7/42		505,000	509,439
Citigroup, Inc.
5.500%, 4/11/13		553,000	573,805
6.500%, 8/19/13		150,000	158,967
8.500%, 5/22/19		652,000	801,769
4.500%, 1/14/22		490,000	491,434
General Electric Capital Corp.
4.650%, 10/17/21		290,000	309,447
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	627,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
IPIC GMTN Ltd.
3.750%, 3/1/17§	$720,000	$730,800
JPMorgan Chase & Co.
6.300%, 4/23/19	622,000	718,868
4.400%, 7/22/20	314,000	326,126
4.500%, 1/24/22	680,000	704,096
Series 1
7.900%, 4/29/49(l)	217,000	236,801
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)	313,000	269,086
Nationwide Building Society
6.250%, 2/25/20§	812,000	823,940
ORIX Corp.
4.710%, 4/27/15	613,000	645,394
TECO Finance, Inc.
4.000%, 3/15/16	177,000	186,015
5.150%, 3/15/20	218,000	244,097

		10,014,944

Insurance (0.7%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	198,000	223,474
American International Group, Inc.
6.400%, 12/15/20	440,000	493,762
Genworth Financial, Inc.
6.515%, 5/22/18	346,000	357,176
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	294,000	357,054
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	161,000	164,856
5.500%, 3/30/20	406,000	432,513
Lincoln National Corp.
8.750%, 7/1/19	178,000	225,973
Markel Corp.
7.125%, 9/30/19	391,000	443,840
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	157,000	222,115
Metlife Capital Trust IV
7.875%, 12/15/37§	327,000	359,700
MetLife, Inc.
7.717%, 2/15/19	199,000	251,230
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	759,944
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	316,000	370,748
XL Group plc
5.250%, 9/15/14	384,000	403,894
Series E
6.500%, 12/29/49(l)	442,000	379,015

		5,445,294

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
5.050%, 9/1/20	613,000	641,790
ERP Operating LP
5.250%, 9/15/14	496,000	535,110
HCP, Inc.
6.000%, 1/30/17	504,000	559,495
5.375%, 2/1/21	235,000	252,716
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	561,822
5.250%, 1/15/22	210,000	219,513
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	259,000	269,393
Host Hotels & Resorts, Inc.
5.250%, 3/15/22§	290,000	288,912

		3,328,751

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	$232,000	242,180

Total Financials		33,783,608

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	502,605
6.125%, 1/15/15	58,000	63,220
5.950%, 3/15/17	149,000	167,625
Humana, Inc.
6.450%, 6/1/16	66,000	74,978
7.200%, 6/15/18	479,000	572,841

Total Health Care		1,381,269

Industrials (0.7%)
Aerospace & Defense (0.0%)
BE Aerospace, Inc.
5.250%, 4/1/22	435,000	437,175

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	499,739
5.750%, 12/15/16	204,000	226,329

		726,068

Building Products (0.1%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	502,865

Commercial Services & Supplies (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	270,345
Republic Services, Inc.
5.500%, 9/15/19	422,000	489,358

		759,703

Road & Rail (0.3%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	719,042
Canadian Pacific Railway Co.
6.500%, 5/15/18	70,000	81,824
Con-way, Inc.
6.700%, 5/1/34	432,000	420,159
CSX Corp.
4.750%, 5/30/42	695,000	672,874
Ryder System, Inc.
7.200%, 9/1/15	210,000	243,222
5.850%, 11/1/16	221,000	251,351

		2,388,472

Trading Companies & Distributors (0.1%)
Noble Group Ltd.
6.750%, 1/29/20§	794,000	782,090

Total Industrials		5,596,373

Information Technology (0.2%)
Computers & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21	325,000	342,180

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	17,000	19,205
6.750%, 2/1/17	321,000	380,252
2.950%, 3/15/17	165,000	166,790

		566,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.
4.800%, 10/1/41	$400,000	$423,453

Total Information Technology		1,331,880

Materials (0.5%)
Chemicals (0.2%)
Dow Chemical Co.
7.600%, 5/15/14	121,000	136,967
8.550%, 5/15/19	302,000	394,915
4.125%, 11/15/21	230,000	234,907
5.250%, 11/15/41	225,000	231,376
LyondellBasell Industries N.V.
5.750%, 4/15/24§	285,000	284,288
PPG Industries, Inc.
5.750%, 3/15/13	266,000	278,289

		1,560,742

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	67,000	69,662

Containers & Packaging (0.1%)
Ball Corp.
5.000%, 3/15/22	435,000	436,087
Packaging Corp. of America
5.750%, 8/1/13	247,000	256,880

		692,967

Metals & Mining (0.1%)
Alcoa, Inc.
5.400%, 4/15/21	150,000	155,453
ArcelorMittal S.A.
6.125%, 6/1/18	500,000	524,975
Teck Resources Ltd.
4.750%, 1/15/22	303,000	320,422

		1,000,850

Paper & Forest Products (0.1%)
International Paper Co.
7.950%, 6/15/18	551,000	687,447

Total Materials		4,011,668

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
5.350%, 9/1/40	495,000	525,484
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§	730,000	686,388
Pacific Bell Telephone Co.
6.625%, 10/15/34	605,000	640,242
Telecom Italia Capital S.A.
6.175%, 6/18/14	564,000	595,172
7.175%, 6/18/19	444,000	468,864
Telefonica Emisiones S.A.U.
5.462%, 2/16/21	275,000	266,403
Verizon Communications, Inc.
7.350%, 4/1/39	530,000	706,267
Virgin Media Secured Finance plc
5.250%, 1/15/21	300,000	319,699

		4,208,519

Wireless Telecommunication Services (0.1%)
U.S. Cellular Corp.
6.700%, 12/15/33	148,000	143,803
Vodafone Group plc
6.150%, 2/27/37	585,000	704,682

		848,485

Total Telecommunication Services		5,057,004

Utilities (0.6%)
Electric Utilities (0.3%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	321,000	349,932
FirstEnergy Corp.
Series C
7.375%, 11/15/31	223,000	273,576
MidAmerican Energy Holdings Co.
6.125%, 4/1/36	595,000	706,581
Pacific Gas & Electric Co.
4.500%, 12/15/41	285,000	282,951
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	364,000	384,373
Union Electric Co.
6.700%, 2/1/19	77,000	94,006

		2,091,419

Gas Utilities (0.1%)
DCP Midstream LLC
5.350%, 3/15/20§	206,000	226,408
ONEOK, Inc.
4.250%, 2/1/22	710,000	705,658

		932,066

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	325,000	357,656
Perusahaan Listrik Negara PT
5.500%, 11/22/21§	411,000	429,495

		787,151

Multi-Utilities (0.1%)
Ameren Corp.
8.875%, 5/15/14	89,000	100,914
CMS Energy Corp.
5.050%, 3/15/22	229,000	231,290
NiSource Finance Corp.
6.800%, 1/15/19	425,000	504,120

		836,324

Total Utilities		4,646,960

Total Corporate Bonds		80,930,060

Government Securities (19.4%)
Agency CMO (9.1%)
Federal Home Loan Mortgage Corp.
2.375%, 3/1/34(l)	206,234	216,990
5.500%, 1/1/35	431,843	473,222
5.500%, 7/1/35	289,448	317,636
5.151%, 11/1/35(l)	634,817	670,845
2.713%, 4/1/36(l)	983,554	1,048,100
3.160%, 11/1/37(l)	170,947	178,715
5.500%, 4/1/38	1,235,677	1,341,337
4.786%, 5/1/38(l)	879,740	931,245
4.500%, 10/1/39	6,160,482	6,522,651
Federal National Mortgage Association
4.500%, 6/1/26	4,087,161	4,373,262
9.000%, 8/1/26	2,983	3,593
5.500%, 4/1/33	394,269	432,633
5.500%, 7/1/33	454,268	498,470
5.000%, 11/1/33	1,219,597	1,320,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.348%, 3/1/34(l)	$420,725	$443,179
5.500%, 4/1/34	226,507	248,689
5.500%, 5/1/34	146,267	160,453
5.500%, 11/1/34	685,324	751,367
5.500%, 2/1/35	4,702,552	5,157,194
6.000%, 4/1/35	489,674	546,216
4.500%, 8/1/35	883,009	938,611
4.500%, 9/1/35	811,182	863,149
5.000%, 2/1/36	838,700	907,139
5.000%, 7/1/36	352,800	381,479
2.418%, 2/1/37(l)	214,152	224,659
5.500%, 3/1/37	551,248	603,336
3.413%, 6/1/37(l)	808,204	852,228
3.077%, 8/1/37(l)	268,534	284,777
6.000%, 8/1/37	5,106,713	5,624,566
6.000%, 10/1/37	2,658,007	2,923,392
5.500%, 5/1/38	622,482	677,216
6.000%, 5/1/38	893,540	984,988
5.500%, 6/1/38	2,767,713	3,015,402
6.000%, 10/1/38	512,369	564,326
4.714%, 10/1/39(l)	765,980	816,247
5.000%, 12/1/39	571,921	624,132
6.000%, 2/1/40	540,770	594,762
6.000%, 4/1/40	415,012	456,449
4.000%, 1/1/41	1,313,020	1,376,260
3.500%, 12/1/41	4,168,468	4,284,078
3.000%, 4/25/27 TBA	2,820,000	2,919,141
4.500%, 4/25/27 TBA	1,778,000	1,903,710
4.000%, 4/25/42 TBA	9,295,000	9,744,501
4.500%, 4/25/42 TBA	4,110,000	4,371,370
Government National Mortgage Association
8.500%, 10/15/17	1,013	1,123
8.500%, 11/15/17	3,792	4,201
8.000%, 7/15/26	343	400

		71,577,510

Foreign Governments (0.2%)
Republic of Indonesia
5.250%, 1/17/42§	725,000	757,625
Russian Federation
7.500%, 3/31/30(e)(m)	454,240	541,681
State of Qatar
4.500%, 1/20/22§	500,000	519,699

		1,819,005

Supranational (0.3%)
Asian Development Bank
5.500%, 6/27/16	422,000	499,379
Inter-American Development Bank
5.125%, 9/13/16	473,000	553,899
International Bank for Reconstruction & Development
9.250%, 7/15/17	266,000	356,589
Nordic Investment Bank
5.000%, 2/1/17	473,000	554,605

		1,964,472

U.S. Government Agencies (2.8%)
Federal Farm Credit Bank
0.271%, 9/29/14(l)	3,140,000	3,140,754
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	3,372,000	3,310,736
Federal National Mortgage Association
0.252%, 1/20/15(l)	2,860,000	2,858,761
6.250%, 5/15/29	5,743,000	7,796,774
Residual Funding Corp.
0.000%, 7/15/20 PO STRIPS	6,305,000	5,271,518

		22,378,543

U.S. Treasuries (7.0%)
U.S. Treasury Bonds
5.375%, 2/15/31	1,800,000	2,420,869
4.500%, 2/15/36	2,383,000	2,910,486
4.625%, 2/15/40	5,308,300	6,631,198
U.S. Treasury Notes
1.000%, 8/31/16	23,901,700	24,006,270
0.875%, 11/30/16	8,515,000	8,479,743
0.875%, 1/31/17	2,405,000	2,390,438
2.000%, 11/15/21	8,590,000	8,457,459

		55,296,463

Total Government Securities		153,035,993

Total Long-Term Debt Securities (35.3%) (Cost $268,828,781)		278,880,680

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
Citigroup Capital XII
8.500%(l)	13,000	332,800

Total Preferred Stocks (0.1%) (Cost $325,000)		332,800

COMMON STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	757

Total Common Stocks (0.0%) (Cost $—)		757

INVESTMENT COMPANIES:
Investment Companies (63.9%)
EQ/AllianceBernstein Short-Term Bond Portfolio‡	3,333,857	31,393,804
EQ/Intermediate Government Bond Index Portfolio‡	45,966,675	473,677,221

Total Investment Companies (63.9%) (Cost $506,980,254)		505,071,025

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.4%)
U.S. Treasury Bills
0.02%, 4/12/12 (p)
(Cost $19,374,793)	$19,375,000	19,374,839

Total Short-Term Investments (2.4%) (Cost $19,374,793)		19,374,839

Total Investments (101.7%) (Cost $795,508,828)		803,660,101
Other Assets Less Liabilities (-1.7%)		(13,680,170)

Net Assets (100%)		$789,979,931

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $29,773,163 or 3.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PO — Principal Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Short- Term Bond Portfolio	$320,739,862	$270	$290,147,114	$31,393,804	$—	$1,437,513
EQ/Intermediate Government Bond Index Portfolio	194,480,209	282,433,493	372,793	473,677,221	—	7

	$515,220,071	$282,433,763	$290,519,907	$505,071,025	$—	$1,437,520

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
Canadian Dollar vs. U.S. Dollar, expiring 4/3/12	Royal Bank of Canada	4,350	$4,361,478	$4,377,717	$(16,239)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar, expiring 4/3/12	HSBC Bank plc	5,362	$5,426,489	$5,375,730	$50,759
Canadian Dollar vs. U.S. Dollar, expiring 5/15/12	Barclays Bank plc	1,012	1,013,658	1,013,374	284
European Union Euro vs. U.S. Dollar, expiring 5/10/12	Barclays Bank plc	122	162,125	162,128	(3)

					$51,040

					$34,801

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$26,836,235	$—	$26,836,235
Non-Agency CMO	—	18,078,392	—	18,078,392
Common Stocks
Financials	757	—	—	757
Corporate Bonds
Consumer Discretionary	—	10,711,327	—	10,711,327
Consumer Staples	—	1,290,984	—	1,290,984
Energy	—	13,118,987	—	13,118,987
Financials	—	33,783,608	—	33,783,608
Health Care	—	1,381,269	—	1,381,269
Industrials	—	5,596,373	—	5,596,373
Information Technology	—	1,331,880	—	1,331,880
Materials	—	4,011,668	—	4,011,668
Telecommunication Services	—	5,057,004	—	5,057,004
Utilities	—	4,646,960	—	4,646,960
Forward Currency Contracts	—	51,043	—	51,043
Government Securities
Agency CMO	—	71,577,510	—	71,577,510
Foreign Governments	—	1,819,005	—	1,819,005
Supranational	—	1,964,472	—	1,964,472
U.S. Government Agencies	—	22,378,543	—	22,378,543
U.S. Treasuries	—	55,296,463	—	55,296,463
Investment Companies
Investment Companies	—	505,071,025	—	505,071,025
Preferred Stocks
Financials	332,800	—	—	332,800
Short-Term Investments	—	19,374,839	—	19,374,839

Total Assets	$333,557	$803,377,587	$—	$803,711,144

Liabilities:
Forward Currency Contracts	$—	$(16,242)	$—	$(16,242)

Total Liabilities	$—	$(16,242)	$—	$(16,242)

Total	$333,557	$803,361,345	$—	$803,694,902

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$386,345,968
Long-term U.S. Treasury securities	17,419,233

$403,765,201

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$383,758,005
Long-term U.S. Treasury securities	30,078,878

$413,836,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,892,343
Aggregate gross unrealized depreciation	(4,774,654)

Net unrealized appreciation	$8,117,689

Federal income tax cost of investments	$795,542,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$735,095
Amerigon, Inc.*	16,200	262,116
Cooper Tire & Rubber Co.	55,722	848,089
Dana Holding Corp.	118,365	1,834,657
Dorman Products, Inc.*	10,700	541,420
Drew Industries, Inc.*	18,670	509,878
Exide Technologies, Inc.*	60,600	189,678
Fuel Systems Solutions, Inc.*	12,100	316,536
Modine Manufacturing Co.*	39,726	350,781
Standard Motor Products, Inc.	14,300	253,682
Stoneridge, Inc.*	19,300	190,877
Superior Industries International, Inc.	16,146	315,493
Tenneco, Inc.*	45,497	1,690,213

		8,038,515

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	184,691

Distributors (0.2%)
Core-Mark Holding Co., Inc.	8,000	327,520
Pool Corp.	34,578	1,293,909

		1,621,429

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	642,466
Ascent Capital Group, Inc., Class A*	13,131	620,965
Bridgepoint Education, Inc.*	12,904	319,374
Capella Education Co.*	12,845	461,778
Coinstar, Inc.*	24,386	1,549,730
Corinthian Colleges, Inc.*	55,400	229,356
Grand Canyon Education, Inc.*	24,848	441,300
Hillenbrand, Inc.	46,000	1,055,700
K12, Inc.*	21,984	519,482
Lincoln Educational Services Corp.	13,200	104,412
Matthews International Corp., Class A	26,639	842,858
Regis Corp.	53,252	981,434
Sotheby’s, Inc.	53,202	2,092,967
Steiner Leisure Ltd.*	13,032	636,353
Stewart Enterprises, Inc., Class A	69,487	421,786
Strayer Education, Inc.	9,000	848,520

		11,768,481

Hotels, Restaurants & Leisure (2.9%)
AFC Enterprises, Inc.*	20,300	344,288
Ambassadors Group, Inc.	18,284	97,819
Ameristar Casinos, Inc.	23,700	441,531
Biglari Holdings, Inc.*	891	358,939
BJ’s Restaurants, Inc.*	17,234	867,732
Bob Evans Farms, Inc.	27,190	1,025,607
Boyd Gaming Corp.*	40,000	313,600
Bravo Brio Restaurant Group, Inc.*	14,100	281,436
Buffalo Wild Wings, Inc.*	13,300	1,206,177
Caesars Entertainment Corp.*	25,370	373,954
CEC Entertainment, Inc.	18,498	701,259
Cheesecake Factory, Inc.*	47,221	1,387,825
Churchill Downs, Inc.	6,793	379,729
Cracker Barrel Old Country Store, Inc.	20,623	1,150,763
Denny’s Corp.*	76,200	307,848
DineEquity, Inc.*	11,281	559,538
Domino’s Pizza, Inc.	45,313	1,644,862
Einstein Noah Restaurant Group, Inc.	709	10,578
Gaylord Entertainment Co.*	27,776	855,501
International Speedway Corp., Class A	21,600	599,400
Interval Leisure Group, Inc.	36,800	640,320
Isle of Capri Casinos, Inc.*	19,700	139,082
Jack in the Box, Inc.*	31,539	755,990
Krispy Kreme Doughnuts, Inc.*	44,500	324,850
Life Time Fitness, Inc.*	30,600	1,547,442
Orient-Express Hotels Ltd., Class A*	71,509	729,392
P.F. Chang’s China Bistro, Inc.	15,060	595,171
Papa John’s International, Inc.*	17,571	661,724
Peet’s Coffee & Tea, Inc.*	12,568	926,262
Pinnacle Entertainment, Inc.*	55,600	639,956
Red Robin Gourmet Burgers, Inc.*	12,100	449,999
Ruby Tuesday, Inc.*	49,828	454,930
Scientific Games Corp., Class A*	52,100	607,486
Shuffle Master, Inc.*	38,749	681,982
Six Flags Entertainment Corp.	30,395	1,421,574
Sonic Corp.*	51,138	392,740
Texas Roadhouse, Inc.	39,618	659,244
Vail Resorts, Inc.	26,794	1,158,840

		25,695,370

Household Durables (0.8%)
American Greetings Corp., Class A	30,057	461,074
Beazer Homes USA, Inc.*	51,600	167,700
Blyth, Inc.	3,800	284,354
Ethan Allen Interiors, Inc.	21,554	545,747
Furniture Brands International, Inc.*	34,100	57,288
Helen of Troy Ltd.*	28,998	986,222
Hovnanian Enterprises, Inc., Class A*	53,685	131,528
iRobot Corp.*	15,900	433,434
KB Home	56,500	502,850
La-Z-Boy, Inc.*	49,009	733,175
M.D.C. Holdings, Inc.	27,500	709,225
Meritage Homes Corp.*	19,839	536,843
Ryland Group, Inc.	40,456	779,992
Sealy Corp.*	63,330	127,927
Standard Pacific Corp.*	76,900	342,974

		6,800,333

Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	10,768	355,129
HSN, Inc.	28,868	1,097,850
Orbitz Worldwide, Inc.*	32,831	100,134
Overstock.com, Inc.*	12,900	67,596
Shutterfly, Inc.*	21,797	682,900

		2,303,609

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.*	8,600	368,338
Brunswick Corp.	67,358	1,734,469
Callaway Golf Co.	52,763	356,678
JAKKS Pacific, Inc.	21,998	383,865
Smith & Wesson Holding Corp.*	48,135	373,046
Sturm Ruger & Co., Inc.	14,400	707,040

		3,923,436

Media (1.2%)
Arbitron, Inc.	24,981	923,797
Belo Corp., Class A	76,323	547,236
Central European Media Enterprises Ltd., Class A*	26,900	190,990
Cinemark Holdings, Inc.	68,178	1,496,507
Crown Media Holdings, Inc., Class A*	93,711	149,000
Digital Generation, Inc.*	20,260	206,855
Harte-Hanks, Inc.	32,500	294,125
Journal Communications, Inc., Class A*	1,360	7,657
Knology, Inc.*	21,404	389,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
LIN TV Corp., Class A*	5,129	$20,772
Lions Gate Entertainment Corp.*	32,600	453,792
Live Nation Entertainment, Inc.*	116,413	1,094,282
McClatchy Co., Class A*	52,600	152,014
MDC Partners, Inc., Class A	18,400	204,608
Meredith Corp.	26,700	866,682
National CineMedia, Inc.	38,023	581,752
New York Times Co., Class A*	100,700	683,753
Scholastic Corp.	22,160	781,805
Sinclair Broadcast Group, Inc., Class A	36,300	401,478
Valassis Communications, Inc.*	32,134	739,082
Value Line, Inc.	2,481	30,467

		10,216,207

Multiline Retail (0.2%)
Fred’s, Inc., Class A	35,015	511,569
Saks, Inc.*	84,616	982,392

		1,493,961

Specialty Retail (3.8%)
Aeropostale, Inc.*	59,300	1,282,066
America’s Car-Mart, Inc.*	6,200	272,676
ANN, Inc.*	44,804	1,283,187
Asbury Automotive Group, Inc.*	20,842	562,734
Ascena Retail Group, Inc.*	50,712	2,247,556
Barnes & Noble, Inc.*	28,900	382,925
bebe stores, Inc.	28,700	264,901
Big 5 Sporting Goods Corp.	11,938	93,594
Brown Shoe Co., Inc.	39,863	367,935
Buckle, Inc.	23,389	1,120,333
Cabela’s, Inc.*	35,935	1,370,920
Cato Corp., Class A	23,623	652,940
Charming Shoppes, Inc.*	86,400	509,760
Children’s Place Retail Stores, Inc.*	21,690	1,120,722
Christopher & Banks Corp.	29,600	55,056
Coldwater Creek, Inc.*	47,200	54,752
Collective Brands, Inc.*	45,850	901,411
Express, Inc.*	40,600	1,014,188
Finish Line, Inc., Class A	40,613	861,808
Genesco, Inc.*	16,957	1,214,969
GNC Holdings, Inc., Class A	16,800	586,152
Group 1 Automotive, Inc.	19,837	1,114,244
Hibbett Sports, Inc.*	24,155	1,317,655
HOT Topic, Inc.	32,400	328,860
Jos. A. Bank Clothiers, Inc.*	23,587	1,189,021
Kirkland’s, Inc.*	13,400	216,812
Lithia Motors, Inc., Class A	16,100	421,820
Lumber Liquidators Holdings, Inc.*	14,176	355,959
Men’s Wearhouse, Inc.	36,951	1,432,590
Monro Muffler Brake, Inc.	21,604	896,350
Office Depot, Inc.*	203,800	703,110
OfficeMax, Inc.*	70,987	406,046
Pacific Sunwear of California, Inc.*	52,300	92,048
Penske Automotive Group, Inc.	35,500	874,365
PEP Boys-Manny, Moe & Jack	39,777	593,473
Pier 1 Imports, Inc.*	71,156	1,293,616
Rent-A-Center, Inc.	42,203	1,593,163
Rue21, Inc.*	11,800	346,212
Select Comfort Corp.*	43,800	1,418,682
Sonic Automotive, Inc., Class A	22,725	407,005
Stage Stores, Inc.	36,374	590,714
Talbots, Inc.*	56,300	170,589
Teavana Holdings, Inc.*	11,200	220,864
Vitamin Shoppe, Inc.*	18,200	804,622
Zumiez, Inc.*	16,900	610,259

		33,618,664

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	36,072	1,795,304
Cherokee, Inc.	8,679	98,854
Columbia Sportswear Co.	9,634	457,133
Crocs, Inc.*	63,734	1,333,315
G-III Apparel Group Ltd.*	12,100	343,882
Iconix Brand Group, Inc.*	53,631	932,107
Jones Group, Inc.	67,394	846,469
Liz Claiborne, Inc.*	88,465	1,181,892
Maidenform Brands, Inc.*	17,330	390,098
Movado Group, Inc.	12,300	301,965
Oxford Industries, Inc.	10,300	523,446
Quiksilver, Inc.*	105,800	427,432
Skechers U.S.A., Inc., Class A*	31,479	400,413
Steven Madden Ltd.*	27,427	1,172,504
True Religion Apparel, Inc.*	23,610	646,914
Vera Bradley, Inc.*	14,527	438,570
Warnaco Group, Inc.*	29,097	1,699,265
Wolverine World Wide, Inc.	37,240	1,384,583

		14,374,146

Total Consumer Discretionary		120,038,842

Consumer Staples (3.5%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	7,274	776,790
Central European Distribution Corp.*	53,400	272,874
Coca-Cola Bottling Co. Consolidated	3,800	238,412
National Beverage Corp.*	14,200	227,768

		1,515,844

Food & Staples Retailing (1.1%)
Andersons, Inc.	14,406	701,428
Casey’s General Stores, Inc.	29,813	1,653,429
Fresh Market, Inc.*	20,598	987,674
Pantry, Inc.*	16,735	217,722
Pricesmart, Inc.	13,052	950,316
Rite Aid Corp.*	447,000	777,780
Ruddick Corp.	36,902	1,479,770
Spartan Stores, Inc.	17,070	309,309
Susser Holdings Corp.*	9,200	236,164
United Natural Foods, Inc.*	36,788	1,716,528
Weis Markets, Inc.	8,051	351,024

		9,381,144

Food Products (1.3%)
B&G Foods, Inc.	39,300	884,643
Cal-Maine Foods, Inc.	11,692	447,336
Chiquita Brands International, Inc.*	41,200	362,148
Darling International, Inc.*	80,197	1,397,032
Diamond Foods, Inc.	18,037	411,604
Dole Food Co., Inc.*	27,300	272,454
Farmer Bros Co.*	9,617	104,729
Fresh Del Monte Produce, Inc.	26,804	612,203
Hain Celestial Group, Inc.*	26,280	1,151,327
J&J Snack Foods Corp.	11,703	613,939
Lancaster Colony Corp.	13,737	912,961
Lifeway Foods, Inc.*	17,415	161,089
Pilgrim’s Pride Corp.*	39,000	290,940
Sanderson Farms, Inc.	17,293	917,048
Smart Balance, Inc.*	43,200	285,552
Snyders-Lance, Inc.	34,640	895,444
Tootsie Roll Industries, Inc.	21,895	501,608
TreeHouse Foods, Inc.*	28,333	1,685,814

		11,907,871

Household Products (0.2%)
Central Garden & Pet Co., Class A*	34,733	334,479
Harbinger Group, Inc.*	44,200	228,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Brands Holdings, Inc.*	14,600	$510,416
WD-40 Co.	12,027	545,424

		1,619,275

Personal Products (0.5%)
Elizabeth Arden, Inc.*	19,800	692,604
Inter Parfums, Inc.	13,200	207,108
Nu Skin Enterprises, Inc., Class A	38,059	2,203,997
Prestige Brands Holdings, Inc.*	36,000	629,280
Synutra International, Inc.*	14,900	87,612
USANA Health Sciences, Inc.*	7,000	261,310

		4,081,911

Tobacco (0.2%)
Alliance One International, Inc.*	75,924	286,233
Star Scientific, Inc.*	67,907	222,735
Universal Corp.	16,753	780,690
Vector Group Ltd.	34,841	617,383

		1,907,041

Total Consumer Staples		30,413,086

Energy (6.4%)
Energy Equipment & Services (1.9%)
Basic Energy Services, Inc.*	17,700	307,095
Bristow Group, Inc.	27,080	1,292,528
C&J Energy Services, Inc.*	14,100	250,839
Cal Dive International, Inc.*	75,498	249,143
Dril-Quip, Inc.*	27,205	1,768,869
Exterran Holdings, Inc.*	46,900	618,611
Forbes Energy Services Ltd.*	2,150	13,019
Global Geophysical Services, Inc.*	16,600	176,126
Gulf Island Fabrication, Inc.	10,396	304,291
Gulfmark Offshore, Inc., Class A*	19,255	884,960
Heckmann Corp.*	74,457	320,910
Helix Energy Solutions Group, Inc.*	83,800	1,491,640
Hercules Offshore, Inc.*	97,424	460,816
Hornbeck Offshore Services, Inc.*	21,834	917,683
ION Geophysical Corp.*	105,500	680,475
Key Energy Services, Inc.*	94,772	1,464,227
Lufkin Industries, Inc.	24,788	1,999,152
Matrix Service Co.*	20,600	288,606
McCoy Corp.	3,100	12,432
Natural Gas Services Group, Inc.*	10,277	135,657
Newpark Resources, Inc.*	70,202	574,954
OYO Geospace Corp.*	3,000	315,990
Parker Drilling Co.*	102,029	609,113
Pioneer Drilling Co.*	43,400	381,920
Tesco Corp.*	24,200	343,398
TETRA Technologies, Inc.*	70,061	659,975
Vantage Drilling Co.*	158,800	254,080
Willbros Group, Inc.*	31,198	101,082

		16,877,591

Oil, Gas & Consumable Fuels (4.5%)
Abraxas Petroleum Corp.*	60,600	189,072
Alon USA Energy, Inc.	24,400	220,820
Amyris, Inc.*	12,900	66,822
Apco Oil and Gas International, Inc.	7,755	528,658
Approach Resources, Inc.*	16,500	609,675
ATP Oil & Gas Corp.*	31,700	232,995
Berry Petroleum Co., Class A	40,021	1,886,190
Bill Barrett Corp.*	36,802	957,220
BPZ Resources, Inc.*	73,455	296,024
CAMAC Energy, Inc.*	57,700	57,700
Carrizo Oil & Gas, Inc.*	26,003	734,845
Cheniere Energy, Inc.*	109,300	1,637,314
Clayton Williams Energy, Inc.*	4,500	357,480
Clean Energy Fuels Corp.*	29,059	618,376
Cloud Peak Energy, Inc.*	44,777	713,298
Comstock Resources, Inc.*	35,000	554,050
Contango Oil & Gas Co.*	10,649	627,333
Crosstex Energy, Inc.	22,111	312,650
CVR Energy, Inc.*	64,400	1,722,700
Delek U.S. Holdings, Inc.	18,900	293,139
DHT Holdings, Inc.	42,163	40,476
Endeavour International Corp.*	22,700	268,995
Energy Partners Ltd.*	23,200	385,352
Energy XXI Bermuda Ltd.*	52,602	1,899,458
Frontline Ltd.	37,800	290,682
FX Energy, Inc.*	33,100	180,064
GeoResources, Inc.*	12,500	409,250
Gevo, Inc.*	17,800	163,582
GMX Resources, Inc.*	26,525	33,687
Golar LNG Ltd.	29,787	1,133,395
Goodrich Petroleum Corp.*	18,600	353,772
Green Plains Renewable Energy, Inc.*	17,600	189,904
Gulfport Energy Corp.*	32,694	952,049
Harvest Natural Resources, Inc.*	1,000	7,080
Houston American Energy Corp.*	21,000	109,620
Hyperdynamics Corp.*	114,200	147,318
Isramco, Inc.*	200	17,472
James River Coal Co.*	22,038	112,835
Jura Energy Corp.(b)*	6,900	277
KiOR, Inc., Class A*	14,500	193,865
Knightsbridge Tankers Ltd.	16,250	233,675
Kodiak Oil & Gas Corp.*	188,100	1,873,476
Magnum Hunter Resources Corp.*	73,300	469,853
McMoRan Exploration Co.*	70,819	757,763
Nordic American Tankers Ltd.	37,501	595,516
Northern Oil and Gas, Inc.*	45,861	951,157
Oasis Petroleum, Inc.*	43,740	1,348,504
Overseas Shipholding Group, Inc.	20,500	258,915
Patriot Coal Corp.*	66,973	417,912
Penn Virginia Corp.	39,395	179,247
Petroleum Development Corp.*	21,161	784,861
Rentech, Inc.*	158,100	328,848
Resolute Energy Corp.*	30,500	347,090
Rex Energy Corp.*	24,000	256,320
Rosetta Resources, Inc.*	39,624	1,932,066
SemGroup Corp., Class A*	30,500	888,770
Ship Finance International Ltd.	36,005	550,876
Solazyme, Inc.*	15,600	228,228
Stone Energy Corp.*	32,982	942,955
Swift Energy Co.*	34,769	1,009,344
Targa Resources Corp.	12,365	561,989
Teekay Tankers Ltd., Class A	21,657	131,458
Uranium Energy Corp.*	46,500	181,350
USEC, Inc.*	96,814	102,623
VAALCO Energy, Inc.*	38,800	366,660
Venoco, Inc.*	18,600	201,624
W&T Offshore, Inc.	31,644	667,056
Warren Resources, Inc.*	54,200	176,692
Western Refining, Inc.	34,603	651,228
World Fuel Services Corp.	54,116	2,218,756

		39,120,306

Total Energy		55,997,897

Financials (22.1%)
Capital Markets (1.8%)
Apollo Investment Corp.	144,691	1,037,434
Artio Global Investors, Inc.	23,000	109,710
BGC Partners, Inc., Class A	45,700	337,723
BlackRock Kelso Capital Corp.	45,469	446,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Calamos Asset Management, Inc., Class A	15,571	$204,136
Capital Southwest Corp.	2,190	207,064
Cohen & Steers, Inc.	14,609	466,027
Diamond Hill Investment Group, Inc.	1,713	126,162
Duff & Phelps Corp., Class A	21,795	338,694
Edelman Financial Group, Inc.	16,900	111,709
Epoch Holding Corp.	10,500	250,740
Evercore Partners, Inc., Class A	15,311	445,091
Fifth Street Finance Corp.	52,609	513,464
Financial Engines, Inc.*	28,100	628,316
GAMCO Investors, Inc., Class A	4,900	243,089
GFI Group, Inc.	51,200	192,512
Gladstone Capital Corp.	18,501	150,043
Gladstone Investment Corp.	18,204	137,804
Harris & Harris Group, Inc.*	25,500	105,825
Hercules Technology Growth Capital, Inc.	29,107	322,506
HFF, Inc., Class A*	21,300	350,811
ICG Group, Inc.*	26,300	235,385
INTL FCStone, Inc.*	9,600	202,560
Investment Technology Group, Inc.*	34,900	417,404
JMP Group, Inc.	12,100	89,298
KBW, Inc.	28,733	531,561
Knight Capital Group, Inc., Class A*	76,705	987,193
Main Street Capital Corp.	14,600	359,598
MCG Capital Corp.	53,936	229,228
Medallion Financial Corp.	12,930	144,299
MVC Capital, Inc.	18,500	242,905
NGP Capital Resources Co.	17,841	116,859
Oppenheimer Holdings, Inc., Class A	7,800	135,330
PennantPark Investment Corp.	33,258	345,883
Piper Jaffray Cos., Inc.*	11,300	300,806
Prospect Capital Corp.	78,945	866,816
Safeguard Scientifics, Inc.*	14,800	254,560
Solar Capital Ltd.	26,800	591,476
Stifel Financial Corp.*	40,629	1,537,401
SWS Group, Inc.	20,283	116,019
TICC Capital Corp.	24,300	236,682
Triangle Capital Corp.	16,100	317,975
Virtus Investment Partners, Inc.*	3,578	306,921
Walter Investment Management Corp.	19,702	444,280
Westwood Holdings Group, Inc.	4,297	166,423

		15,902,228

Commercial Banks (6.4%)
1st Source Corp.	10,620	259,871
Alliance Financial Corp./New York	3,400	103,054
Ameris Bancorp*	11,554	151,820
Ames National Corp.	7,850	186,830
Arrow Financial Corp.	7,950	193,980
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	521,016
Bancorp, Inc./Delaware*	16,500	165,660
BancorpSouth, Inc.	61,300	825,711
Bank of Marin Bancorp/California	4,300	163,443
Bank of the Ozarks, Inc.	22,338	698,286
Banner Corp.	12,000	264,360
BBCN Bancorp, Inc.*	48,269	537,234
Boston Private Financial Holdings, Inc.	61,370	608,177
Bridge Bancorp, Inc.	7,581	158,974
Bryn Mawr Bank Corp.	7,680	172,339
Camden National Corp.	5,600	196,840
Capital City Bank Group, Inc.	9,800	73,010
Cascade Bancorp*	28,100	159,608
Cathay General Bancorp	64,847	1,147,792
Centerstate Banks, Inc.	15,293	124,791
Central Pacific Financial Corp.*	18,800	243,460
Chemical Financial Corp.	17,541	411,161
Citizens & Northern Corp.	9,802	196,040
City Holding Co.	14,550	505,176
CNB Financial Corp./Pennsylvania	7,100	118,641
CoBiz Financial, Inc.	24,221	171,242
Columbia Banking System, Inc.	31,455	716,545
Community Bank System, Inc.	25,878	744,769
Community Trust Bancorp, Inc.	13,296	426,403
CVB Financial Corp.	69,987	821,647
Eagle Bancorp, Inc.*	12,500	209,250
Enterprise Financial Services Corp.	11,395	133,777
F.N.B. Corp./Pennsylvania	94,051	1,136,136
Financial Institutions, Inc.	10,000	161,700
First Bancorp, Inc./Maine	7,219	107,058
First Bancorp/North Carolina	12,510	136,734
First Busey Corp.	56,006	276,670
First Commonwealth Financial Corp.	76,813	470,096
First Community Bancshares, Inc./Virginia	12,200	162,992
First Financial Bancorp	47,316	818,567
First Financial Bankshares, Inc.	25,812	908,840
First Financial Corp./Indiana	8,200	260,350
First Interstate Bancsystem, Inc.	18,200	266,084
First Midwest Bancorp, Inc./Illinois	61,668	738,783
First of Long Island Corp.	4,500	119,250
FirstMerit Corp.	87,569	1,476,413
German American Bancorp, Inc.	9,100	176,813
Glacier Bancorp, Inc.	59,314	886,151
Great Southern Bancorp, Inc.	8,530	204,720
Hampton Roads Bankshares, Inc.*	15,100	45,753
Hancock Holding Co.	54,886	1,949,002
Heartland Financial USA, Inc.	10,900	189,006
Heritage Financial Corp./Washington	7,600	103,360
Home Bancshares, Inc./Arkansas	17,750	472,327
IBERIABANK Corp.	22,185	1,186,232
Independent Bank Corp./Massachusetts	19,586	562,706
International Bancshares Corp.	46,090	974,803
Investors Bancorp, Inc.*	38,148	572,983
Lakeland Financial Corp.	12,400	322,772
MainSource Financial Group, Inc.	16,581	199,801
MB Financial, Inc.	41,451	870,056
Merchants Bancshares, Inc.	3,900	109,902
Metro Bancorp, Inc.*	11,823	138,211
National Penn Bancshares, Inc.	107,391	950,410
NBT Bancorp, Inc.	29,778	657,498
Old National Bancorp/Indiana	75,539	992,582
OmniAmerican Bancorp, Inc.*	9,800	189,728
Oriental Financial Group, Inc.	39,100	473,110
Orrstown Financial Services, Inc.	5,265	46,174
Pacific Continental Corp.	15,630	147,235
PacWest Bancorp	25,416	617,609
Park National Corp.	10,148	701,937
Penns Woods Bancorp, Inc.	3,200	130,816
Peoples Bancorp, Inc./Ohio	10,220	179,259
Pinnacle Financial Partners, Inc.*	25,800	473,430
PrivateBancorp, Inc.	44,370	673,093
Prosperity Bancshares, Inc.	38,084	1,744,247
Renasant Corp.	16,481	268,311
Republic Bancorp, Inc./Kentucky, Class A	7,700	184,184
S&T Bancorp, Inc.	20,325	440,849
Sandy Spring Bancorp, Inc.	19,851	360,693
SCBT Financial Corp.	10,334	338,025

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sierra Bancorp	10,066	$98,949
Signature Bank/New York*	33,467	2,109,760
Simmons First National Corp., Class A	13,801	356,480
Southside Bancshares, Inc.	11,970	264,537
Southwest Bancorp, Inc./Oklahoma*	15,157	139,748
State Bank Financial Corp.*	23,200	406,232
StellarOne Corp.	16,896	200,555
Sterling Bancorp/New York	21,698	208,084
Sterling Financial Corp./Washington*	19,700	411,336
Suffolk Bancorp*	7,962	103,426
Susquehanna Bancshares, Inc.	149,437	1,476,438
SVB Financial Group*	34,606	2,226,550
SY Bancorp, Inc.	8,800	204,160
Texas Capital Bancshares, Inc.*	32,423	1,122,484
Trico Bancshares	10,216	177,963
Trustmark Corp.	53,380	1,333,432
UMB Financial Corp.	26,518	1,186,283
Umpqua Holdings Corp.	91,804	1,244,862
United Bankshares, Inc./West Virginia	34,217	987,503
United Community Banks, Inc./Georgia*	23,900	233,025
Univest Corp. of Pennsylvania	8,234	138,167
Washington Banking Co.	12,600	174,006
Webster Financial Corp.	56,165	1,273,261
WesBanco, Inc.	18,898	380,606
Westamerica Bancorp	24,074	1,155,552
Western Alliance Bancorp*	38,960	329,991
Wintrust Financial Corp.	24,912	891,600

		55,819,358

Consumer Finance (0.7%)
Advance America Cash Advance Centers, Inc.	38,977	408,869
Cash America International, Inc.	24,338	1,166,520
Credit Acceptance Corp.*	4,200	424,242
DFC Global Corp.*	32,108	605,878
EZCORP, Inc., Class A*	37,296	1,210,442
First Cash Financial Services, Inc.*	20,968	899,317
First Marblehead Corp.*	50,900	62,098
Nelnet, Inc., Class A	16,369	424,121
Netspend Holdings, Inc.*	27,000	209,520
World Acceptance Corp.*	10,981	672,586

		6,083,593

Diversified Financial Services (0.3%)
Compass Diversified Holdings	25,898	383,031
MarketAxess Holdings, Inc.	20,812	776,080
NewStar Financial, Inc.*	22,828	253,847
PHH Corp.*	44,915	694,835
PICO Holdings, Inc.*	17,775	416,824

		2,524,617

Insurance (2.8%)
Alterra Capital Holdings Ltd.	63,114	1,450,360
American Equity Investment Life Holding Co.	49,493	632,026
American Safety Insurance Holdings Ltd.*	9,506	179,188
AMERISAFE, Inc.*	14,200	351,308
Amtrust Financial Services, Inc.	17,700	475,776
Argo Group International Holdings Ltd.	19,939	595,578
Baldwin & Lyons, Inc., Class B	6,923	154,937
Citizens, Inc./Texas*	25,949	256,376
CNO Financial Group, Inc.*	169,101	1,315,606
Delphi Financial Group, Inc., Class A	38,659	1,730,763
Donegal Group, Inc., Class A	10,144	138,668
EMC Insurance Group, Inc.	4,080	81,967
Employers Holdings, Inc.	28,001	495,898
Enstar Group Ltd.*	5,188	513,560
FBL Financial Group, Inc., Class A	10,900	367,330
First American Financial Corp.	83,300	1,385,279
Flagstone Reinsurance Holdings S.A.	35,395	278,559
Greenlight Capital Reinsurance Ltd., Class A*	23,193	571,243
Harleysville Group, Inc.	11,188	645,547
Hilltop Holdings, Inc.*	28,700	240,793
Horace Mann Educators Corp.	32,637	575,064
Infinity Property & Casualty Corp.	11,552	604,516
Kansas City Life Insurance Co.	4,906	157,973
Maiden Holdings Ltd.	43,061	387,549
Meadowbrook Insurance Group, Inc.	47,777	445,759
Montpelier Reinsurance Holdings Ltd.	45,193	873,129
National Financial Partners Corp.*	34,969	529,431
National Western Life Insurance Co., Class A	1,700	232,679
Navigators Group, Inc.*	8,503	401,682
OneBeacon Insurance Group Ltd., Class A	16,300	251,183
Phoenix Cos., Inc.*	84,600	207,270
Platinum Underwriters Holdings Ltd.	28,127	1,026,635
Presidential Life Corp.	14,858	169,827
Primerica, Inc.	24,700	622,687
ProAssurance Corp.	22,797	2,008,644
RLI Corp.	13,248	949,087
Safety Insurance Group, Inc.	10,875	452,835
SeaBright Holdings, Inc.	18,420	167,438
Selective Insurance Group, Inc.	43,532	766,598
State Auto Financial Corp.	11,834	172,895
Stewart Information Services Corp.	12,627	179,430
Symetra Financial Corp.	49,600	571,888
Tower Group, Inc.	28,421	637,483
United Fire Group, Inc.	20,164	360,734

		24,613,178

Real Estate Investment Trusts (REITs) (8.8%)
Acadia Realty Trust (REIT)	32,673	736,449
Agree Realty Corp. (REIT)	5,912	133,493
Alexander’s, Inc. (REIT)	1,775	699,137
American Assets Trust, Inc. (REIT)	24,218	552,170
American Campus Communities, Inc. (REIT)	52,400	2,343,328
Anworth Mortgage Asset Corp. (REIT)	93,511	615,302
Apollo Commercial Real Estate Finance, Inc. (REIT)	14,900	233,185
ARMOUR Residential REIT, Inc. (REIT)	99,200	669,600
Ashford Hospitality Trust, Inc. (REIT)	43,700	393,737
Associated Estates Realty Corp. (REIT)	30,124	492,226
BioMed Realty Trust, Inc. (REIT)	112,017	2,126,083
Campus Crest Communities, Inc. (REIT)	22,700	264,682
CapLease, Inc. (REIT)	40,725	164,122
Capstead Mortgage Corp. (REIT)	57,077	748,280
CBL & Associates Properties, Inc. (REIT)	113,738	2,151,923
Cedar Realty Trust, Inc. (REIT)	33,046	169,196
Chesapeake Lodging Trust (REIT)	18,800	337,836
Colonial Properties Trust (REIT)	60,733	1,319,728
Colony Financial, Inc. (REIT)	24,446	400,426
Coresite Realty Corp. (REIT)	14,400	339,696
Cousins Properties, Inc. (REIT)	69,831	529,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
CreXus Investment Corp. (REIT)	38,276	$395,774
CubeSmart (REIT)	87,968	1,046,819
CYS Investments, Inc. (REIT)	77,205	1,010,613
DCT Industrial Trust, Inc. (REIT)	168,600	994,740
DiamondRock Hospitality Co. (REIT)	123,698	1,272,852
DuPont Fabros Technology, Inc. (REIT)	43,200	1,056,240
Dynex Capital, Inc. (REIT)	28,800	275,040
EastGroup Properties, Inc. (REIT)	21,827	1,096,152
Education Realty Trust, Inc. (REIT)	65,994	715,375
Entertainment Properties Trust (REIT)	35,114	1,628,587
Equity Lifestyle Properties, Inc. (REIT)	22,349	1,558,619
Equity One, Inc. (REIT)	39,386	796,385
Excel Trust, Inc. (REIT)	22,400	270,592
Extra Space Storage, Inc. (REIT)	74,533	2,145,805
FelCor Lodging Trust, Inc. (REIT)*	74,272	267,379
First Industrial Realty Trust, Inc. (REIT)*	58,130	717,906
First Potomac Realty Trust (REIT)	31,244	377,740
Franklin Street Properties Corp. (REIT)	55,099	584,049
Getty Realty Corp. (REIT)	15,620	243,360
Gladstone Commercial Corp. (REIT)	7,100	122,191
Glimcher Realty Trust (REIT)	75,932	776,025
Government Properties Income Trust (REIT)	25,766	621,218
Hatteras Financial Corp. (REIT)	54,669	1,525,265
Healthcare Realty Trust, Inc. (REIT)	56,458	1,242,076
Hersha Hospitality Trust (REIT)	99,877	545,328
Highwoods Properties, Inc. (REIT)	52,195	1,739,137
Home Properties, Inc. (REIT)	34,938	2,131,567
Hudson Pacific Properties, Inc. (REIT)	16,600	251,158
Inland Real Estate Corp. (REIT)	57,908	513,644
Invesco Mortgage Capital, Inc. (REIT)	83,994	1,482,494
Investors Real Estate Trust (REIT)	60,196	462,907
iStar Financial, Inc. (REIT)*	71,700	519,825
Kilroy Realty Corp. (REIT)	48,482	2,259,746
Kite Realty Group Trust (REIT)	46,229	243,627
LaSalle Hotel Properties (REIT)	63,240	1,779,574
Lexington Realty Trust (REIT)	86,986	782,004
LTC Properties, Inc. (REIT)	21,469	687,008
Medical Properties Trust, Inc. (REIT)	91,312	847,375
MFA Financial, Inc. (REIT)	260,842	1,948,490
Mid-America Apartment Communities, Inc. (REIT)	25,993	1,742,311
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	176,888
National Health Investors, Inc. (REIT)	21,328	1,040,380
National Retail Properties, Inc. (REIT)	74,987	2,038,897
Newcastle Investment Corp. (REIT)	76,300	479,164
NorthStar Realty Finance Corp. (REIT)	69,699	377,072
Omega Healthcare Investors, Inc. (REIT)	76,108	1,618,056
Parkway Properties, Inc./Maryland (REIT)	16,000	167,680
Pebblebrook Hotel Trust (REIT)	37,343	843,205
Pennsylvania Real Estate Investment Trust (REIT)	44,352	677,255
PennyMac Mortgage Investment Trust (REIT)	19,800	369,666
Post Properties, Inc. (REIT)	35,899	1,682,227
Potlatch Corp. (REIT)	29,144	913,373
PS Business Parks, Inc. (REIT)	14,780	968,681
Ramco-Gershenson Properties Trust (REIT)	30,400	371,488
Redwood Trust, Inc. (REIT)	63,891	715,579
Resource Capital Corp. (REIT)	52,294	281,865
Retail Opportunity Investments Corp. (REIT)	33,500	403,340
RLJ Lodging Trust (REIT)	20,200	376,326
Sabra Health Care REIT, Inc. (REIT)	19,773	325,068
Saul Centers, Inc. (REIT)	5,800	234,088
Sovran Self Storage, Inc. (REIT)	23,362	1,164,128
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	805,458
Summit Hotel Properties, Inc. (REIT)	19,800	150,084
Sun Communities, Inc. (REIT)	18,828	815,817
Sunstone Hotel Investors, Inc. (REIT)*	77,171	751,646
Tanger Factory Outlet Centers (REIT)	66,442	1,975,321
Terreno Realty Corp. (REIT)	7,200	103,032
Two Harbors Investment Corp. (REIT)	149,401	1,514,926
Universal Health Realty Income Trust (REIT)	11,050	437,912
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	286,013
Washington Real Estate Investment Trust (REIT)	48,017	1,426,105

		77,587,655

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	6,400	77,952
Consolidated-Tomoka Land Co.	4,600	136,850
Forestar Group, Inc.*	31,321	482,030
Kennedy-Wilson Holdings, Inc.	19,100	257,850
Tejon Ranch Co.*	7,802	223,450

		1,178,132

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	70,553	695,653
BankFinancial Corp.	22,221	147,103
Beneficial Mutual Bancorp, Inc.*	22,754	198,870
Berkshire Hills Bancorp, Inc.	23,344	535,044
Brookline Bancorp, Inc.	60,777	569,481
Dime Community Bancshares, Inc.	18,101	264,456
ESB Financial Corp.	8,889	128,179
ESSA Bancorp, Inc.	9,839	96,422
First Financial Holdings, Inc.	13,091	144,001
Flagstar Bancorp, Inc.*	201,300	185,196
Flushing Financial Corp.	24,842	334,373
Home Federal Bancorp, Inc./Idaho	12,482	126,443
MGIC Investment Corp.*	165,747	822,105
Northfield Bancorp, Inc./New Jersey	13,959	198,497
Northwest Bancshares, Inc.	88,810	1,127,887
OceanFirst Financial Corp.	10,800	153,792
Ocwen Financial Corp.*	68,785	1,075,110
Oritani Financial Corp.	44,350	651,058
Provident Financial Services, Inc.	55,316	803,741
Provident New York Bancorp	29,200	247,032
Radian Group, Inc.	107,967	469,656
Rockville Financial, Inc.	21,500	250,475
Territorial Bancorp, Inc.	10,395	216,320
TrustCo Bank Corp./New York	70,354	401,721
United Financial Bancorp, Inc.	13,745	217,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ViewPoint Financial Group	25,560	$393,113

		10,453,174

Total Financials		194,161,935

Health Care (12.5%)
Biotechnology (3.5%)
Achillion Pharmaceuticals, Inc.*	34,100	326,678
Acorda Therapeutics, Inc.*	32,435	861,149
Affymax, Inc.*	25,093	294,592
Alkermes plc*	68,725	1,274,849
Allos Therapeutics, Inc.*	47,269	69,958
Alnylam Pharmaceuticals, Inc.*	33,101	366,428
Anthera Pharmaceuticals, Inc.*	31,500	69,615
Ardea Biosciences, Inc.*	16,400	356,864
Arena Pharmaceuticals, Inc.*	84,134	258,291
ARIAD Pharmaceuticals, Inc.*	112,987	1,802,143
ArQule, Inc.*	46,615	326,771
Array BioPharma, Inc.*	68,919	235,014
AVEO Pharmaceuticals, Inc.*	22,700	281,707
BioCryst Pharmaceuticals, Inc.*	21,203	102,410
Cell Therapeutics, Inc.*	133,800	173,940
Celldex Therapeutics, Inc.*	16,278	82,855
Cepheid, Inc.*	44,449	1,859,302
Clovis Oncology, Inc.*	10,700	272,315
Codexis, Inc.*	27,900	101,835
Cubist Pharmaceuticals, Inc.*	43,018	1,860,529
Curis, Inc.*	54,800	264,136
Cytori Therapeutics, Inc.*	3,720	9,263
Dyax Corp.*	64,968	101,350
Dynavax Technologies Corp.*	90,100	455,906
Emergent Biosolutions, Inc.*	15,400	246,400
Exact Sciences Corp.*	38,300	427,428
Exelixis, Inc.*	92,186	477,523
Genomic Health, Inc.*	13,012	398,297
Geron Corp.*	80,111	135,388
GTx, Inc.*	43,900	169,015
Halozyme Therapeutics, Inc.*	55,035	702,247
Idenix Pharmaceuticals, Inc.*	48,700	476,773
Immunogen, Inc.*	47,068	677,309
Incyte Corp.*	64,547	1,245,757
InterMune, Inc.*	36,934	541,822
Ironwood Pharmaceuticals, Inc.*	37,000	492,470
Isis Pharmaceuticals, Inc.*	84,998	745,432
Lexicon Pharmaceuticals, Inc.*	121,679	226,323
Ligand Pharmaceuticals, Inc., Class B*	13,726	218,930
Maxygen, Inc.*	35,908	206,112
Medivation, Inc.*	22,286	1,665,210
Metabolix, Inc.*	21,834	61,790
Momenta Pharmaceuticals, Inc.*	31,728	486,073
Nabi Biopharmaceuticals*	39,237	72,981
Neurocrine Biosciences, Inc.*	32,000	255,040
Novavax, Inc.*	71,059	89,534
NPS Pharmaceuticals, Inc.*	63,922	437,226
Oncothyreon, Inc.*	31,000	135,160
Onyx Pharmaceuticals, Inc.*	48,084	1,811,805
Opko Health, Inc.*	70,900	335,357
Orexigen Therapeutics, Inc.*	28,003	114,812
Osiris Therapeutics, Inc.*	12,884	65,966
PDL BioPharma, Inc.	104,627	664,381
Pharmacyclics, Inc.*	36,000	999,360
Rigel Pharmaceuticals, Inc.*	45,840	369,012
Sangamo BioSciences, Inc.*	37,600	184,240
Savient Pharmaceuticals, Inc.*	57,929	126,285
Seattle Genetics, Inc.*	72,755	1,482,747
SIGA Technologies, Inc.*	27,652	92,911
Spectrum Pharmaceuticals, Inc.*	34,365	434,030
Synta Pharmaceuticals Corp.*	24,207	105,300
Targacept, Inc.*	19,100	97,792
Theravance, Inc.*	47,527	926,777
Vical, Inc.*	5,400	18,360
ZIOPHARM Oncology, Inc.*	44,300	239,220

		30,466,495

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*	16,862	491,190
ABIOMED, Inc.*	28,350	629,087
Accuray, Inc.*	43,247	305,324
Align Technology, Inc.*	45,476	1,252,864
Alphatec Holdings, Inc.*	46,909	111,174
Analogic Corp.	12,116	818,315
ArthroCare Corp.*	21,600	579,960
Atrion Corp.	1,400	294,294
Cantel Medical Corp.	15,450	387,641
Conceptus, Inc.*	28,842	414,748
CONMED Corp.	25,287	755,323
CryoLife, Inc.*	37,668	198,510
Cyberonics, Inc.*	25,834	985,050
Cynosure, Inc., Class A*	12,753	227,769
Delcath Systems, Inc.*	26,600	83,524
DexCom, Inc.*	47,108	491,336
DynaVox, Inc., Class A*	13,200	40,656
Endologix, Inc.*	36,100	528,865
Greatbatch, Inc.*	21,718	532,525
Haemonetics Corp.*	19,754	1,376,459
Hansen Medical, Inc.*	4,950	14,850
HeartWare International, Inc.*	8,800	578,072
ICU Medical, Inc.*	9,545	469,232
Insulet Corp.*	30,378	581,435
Integra LifeSciences Holdings Corp.*	15,144	525,345
Invacare Corp.	28,116	465,882
IRIS International, Inc.*	17,037	230,170
Kensey Nash Corp.	8,104	237,123
MAKO Surgical Corp.*	20,500	864,075
Masimo Corp.*	43,438	1,015,580
Medical Action Industries, Inc.*	19,104	109,275
Meridian Bioscience, Inc.	36,277	703,048
Merit Medical Systems, Inc.*	28,107	349,089
Navidea Biopharmaceuticals, Inc.*	71,400	234,192
Neogen Corp.*	15,978	624,260
NuVasive, Inc.*	33,609	565,976
NxStage Medical, Inc.*	32,800	632,056
OraSure Technologies, Inc.*	40,086	460,588
Orthofix International N.V.*	15,053	565,692
Palomar Medical Technologies, Inc.*	15,971	149,169
Quidel Corp.*	19,500	358,215
RTI Biologics, Inc.*	46,849	173,341
STAAR Surgical Co.*	25,700	278,331
Stereotaxis, Inc.*	53,634	34,862
STERIS Corp.	47,570	1,504,163
SurModics, Inc.*	14,421	221,651
Symmetry Medical, Inc.*	33,416	236,251
Tornier N.V.*	9,600	246,720
Unilife Corp.*	38,600	156,716
Vascular Solutions, Inc.*	21,668	233,798
Volcano Corp.*	42,624	1,208,390
West Pharmaceutical Services, Inc.	24,264	1,031,948
Wright Medical Group, Inc.*	31,559	609,720
Zoll Medical Corp.*	16,401	1,519,225

		27,693,054

Health Care Providers & Services (2.9%)
Accretive Health, Inc.*	29,400	587,118
Air Methods Corp.*	9,000	785,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Alliance HealthCare Services, Inc.*	29,549	$44,323
Almost Family, Inc.*	6,700	174,267
Amedisys, Inc.*	24,634	356,208
AMN Healthcare Services, Inc.*	31,600	191,496
Amsurg Corp.*	25,262	706,831
Assisted Living Concepts, Inc., Class A	14,682	243,868
Bio-Reference Labs, Inc.*	21,430	503,819
BioScrip, Inc.*	38,300	260,057
CardioNet, Inc.*	22,102	68,074
Centene Corp.*	39,183	1,918,792
Chemed Corp.	15,290	958,377
Chindex International, Inc.*	15,396	146,262
Corvel Corp.*	4,700	187,483
Cross Country Healthcare, Inc.*	28,695	143,762
Emeritus Corp.*	18,206	321,518
Ensign Group, Inc.	10,800	293,328
ExamWorks Group, Inc.*	19,900	247,158
Gentiva Health Services, Inc.*	26,641	232,842
Hanger Orthopedic Group, Inc.*	28,309	618,835
HealthSouth Corp.*	70,306	1,439,867
Healthways, Inc.*	32,147	236,602
HMS Holdings Corp.*	61,029	1,904,715
IPC The Hospitalist Co., Inc.*	14,984	553,059
Kindred Healthcare, Inc.*	46,069	398,036
Landauer, Inc.	8,626	457,351
LHC Group, Inc.*	12,043	223,157
Magellan Health Services, Inc.*	23,515	1,147,767
Metropolitan Health Networks, Inc.*	30,400	284,848
MModal, Inc.*	23,200	244,760
Molina Healthcare, Inc.*	20,610	693,114
MWI Veterinary Supply, Inc.*	9,592	844,096
National Healthcare Corp.	7,200	328,032
Owens & Minor, Inc.#	48,400	1,471,844
PharMerica Corp.*	24,781	308,028
Providence Service Corp.*	5,723	88,764
PSS World Medical, Inc.*	44,221	1,120,560
Select Medical Holdings Corp.*	28,203	216,881
Skilled Healthcare Group, Inc., Class A*	26,700	204,522
Sun Healthcare Group, Inc.*	19,773	135,247
Sunrise Senior Living, Inc.*	42,677	269,719
Team Health Holdings, Inc.*	19,600	402,976
Triple-S Management Corp., Class B*	14,336	331,162
U.S. Physical Therapy, Inc.	9,807	226,051
Universal American Corp.	24,150	260,337
Vanguard Health Systems, Inc.*	22,187	218,764
WellCare Health Plans, Inc.*	31,984	2,299,010

		25,298,937

Health Care Technology (0.6%)
athenahealth, Inc.*	25,081	1,859,004
Computer Programs & Systems, Inc.	7,602	429,665
Epocrates, Inc.*	14,500	124,410
HealthStream, Inc.*	13,000	301,470
MedAssets, Inc.*	36,682	482,735
Medidata Solutions, Inc.*	15,600	415,584
Merge Healthcare, Inc.*	43,400	253,890
Omnicell, Inc.*	28,055	426,717
Quality Systems, Inc.	30,276	1,323,969

		5,617,444

Life Sciences Tools & Services (0.3%)
Complete Genomics, Inc.*	17,300	48,786
Enzo Biochem, Inc.*	36,735	98,817
eResearchTechnology, Inc.*	39,075	305,567
Fluidigm Corp.*	14,900	234,377
Luminex Corp.*	27,419	640,234
Pacific Biosciences of California, Inc.*	18,000	61,560
PAREXEL International Corp.*	43,537	1,174,193
Sequenom, Inc.*	75,149	305,856

		2,869,390

Pharmaceuticals (2.1%)
Acura Pharmaceuticals, Inc.*	34,052	117,820
Akorn, Inc.*	43,400	507,780
Auxilium Pharmaceuticals, Inc.*	38,257	710,432
AVANIR Pharmaceuticals, Inc., Class A*	70,900	242,478
Cadence Pharmaceuticals, Inc.*	25,735	95,220
Corcept Therapeutics, Inc.*	59,600	234,228
Depomed, Inc.*	40,700	254,782
Durect Corp.*	96,364	77,091
Endocyte, Inc.*	18,500	92,130
Hi-Tech Pharmacal Co., Inc.*	8,600	308,998
Impax Laboratories, Inc.*	56,466	1,387,934
Jazz Pharmaceuticals plc*	16,200	785,214
Lannett Co., Inc.*	33,557	139,933
MAP Pharmaceuticals, Inc.*	17,000	244,120
Medicines Co.*	41,787	838,665
Medicis Pharmaceutical Corp., Class A	44,475	1,671,815
Nektar Therapeutics*	80,386	636,657
Obagi Medical Products, Inc.*	5,013	67,174
Optimer Pharmaceuticals, Inc.*	34,056	473,378
Pain Therapeutics, Inc.*	29,300	105,187
Par Pharmaceutical Cos., Inc.*	32,135	1,244,589
Pozen, Inc.*	26,986	161,916
Questcor Pharmaceuticals, Inc.*	38,400	1,444,608
Sagent Pharmaceuticals, Inc.*	9,600	171,552
Salix Pharmaceuticals Ltd.*	46,463	2,439,308
Sucampo Pharmaceuticals, Inc., Class A*	42,720	318,264
ViroPharma, Inc.*	51,333	1,543,583
Vivus, Inc.*	73,827	1,650,772
XenoPort, Inc.*	23,178	104,301

		18,069,929

Total Health Care		110,015,249

Industrials (15.7%)
Aerospace & Defense (1.8%)
AAR Corp.	33,512	611,594
Aerovironment, Inc.*	10,321	276,706
American Science & Engineering, Inc.	7,277	487,923
Ceradyne, Inc.	24,493	797,492
Cubic Corp.	12,186	576,154
Curtiss-Wright Corp.	33,617	1,244,165
DigitalGlobe, Inc.*	22,113	294,987
Esterline Technologies Corp.*	22,687	1,621,213
GeoEye, Inc.*	15,341	369,258
HEICO Corp.	30,575	1,577,364
Hexcel Corp.*	75,059	1,802,167
Moog, Inc., Class A*	37,353	1,602,070
National Presto Industries, Inc.	3,572	270,972
Orbital Sciences Corp.*	52,887	695,464
Teledyne Technologies, Inc.*	27,354	1,724,670
Triumph Group, Inc.	29,004	1,817,391

		15,769,590

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	20,727	1,019,976
Forward Air Corp.	26,940	987,890
Hub Group, Inc., Class A*	26,833	966,793
Pacer International, Inc.*	28,620	180,878

		3,155,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.6%)
Alaska Air Group, Inc.*	57,414	$2,056,569
Allegiant Travel Co.*	12,677	690,897
JetBlue Airways Corp.*	195,689	956,919
SkyWest, Inc.	54,215	599,076
U.S. Airways Group, Inc.*	123,786	939,536

		5,242,997

Building Products (0.7%)
A.O. Smith Corp.	27,822	1,250,599
Apogee Enterprises, Inc.	21,400	277,130
Gibraltar Industries, Inc.*	22,500	340,875
Griffon Corp.	51,143	547,230
NCI Building Systems, Inc.*	2,492	28,683
Quanex Building Products Corp.	33,467	590,023
Simpson Manufacturing Co., Inc.	34,619	1,116,463
Trex Co., Inc.*	11,800	378,544
Universal Forest Products, Inc.	15,654	539,750
USG Corp.*	52,400	901,280

		5,970,577

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	40,632	987,358
ACCO Brands Corp.*	53,466	663,513
Brink’s Co.	38,400	916,608
Clean Harbors, Inc.*	33,936	2,284,911
Consolidated Graphics, Inc.*	6,464	292,496
Deluxe Corp.	36,561	856,259
Encore Capital Group, Inc.*	10,900	245,795
EnerNOC, Inc.*	17,100	123,120
Ennis, Inc.	22,556	356,836
Fuel Tech, Inc.*	18,014	98,356
G&K Services, Inc., Class A	17,482	597,884
GEO Group, Inc.*	48,474	921,491
Healthcare Services Group, Inc.	47,369	1,007,539
Herman Miller, Inc.	41,791	959,521
HNI Corp.	38,941	1,080,613
Interface, Inc., Class A	40,298	562,157
Knoll, Inc.	39,158	651,589
McGrath RentCorp	19,645	630,801
Metalico, Inc.*	17,703	75,592
Mine Safety Appliances Co.	19,907	817,780
Mobile Mini, Inc.*	32,795	692,630
NL Industries, Inc.	17,300	257,770
Portfolio Recovery Associates, Inc.*	13,516	969,367
Quad/Graphics, Inc.	18,000	250,200
Rollins, Inc.	46,127	981,583
Standard Parking Corp.*	2,010	41,205
Steelcase, Inc., Class A	66,472	638,131
Swisher Hygiene, Inc.*	74,000	182,040
Sykes Enterprises, Inc.*	35,099	554,564
Team, Inc.*	14,800	458,060
Tetra Tech, Inc.#*	45,537	1,200,355
TMS International Corp., Class A*	19,200	232,320
UniFirst Corp.	12,705	781,993
United Stationers, Inc.	33,772	1,047,945
Viad Corp.	16,724	324,947

		22,743,329

Construction & Engineering (0.8%)
Aegion Corp.*	34,662	618,023
Argan, Inc.	12,930	207,397
Comfort Systems USA, Inc.	32,243	351,771
Dycom Industries, Inc.*	25,516	596,054
EMCOR Group, Inc.	54,399	1,507,940
Furmanite Corp.*	830	5,329
Granite Construction, Inc.	29,073	835,558
Great Lakes Dredge & Dock Corp.	42,200	304,684
Layne Christensen Co.*	17,093	380,319
MasTec, Inc.*	48,462	876,678
MYR Group, Inc.*	15,100	269,686
Primoris Services Corp.	21,700	348,502
Tutor Perini Corp.*	23,995	373,842

		6,675,783

Electrical Equipment (1.2%)
A123 Systems, Inc.*	58,200	65,184
Acuity Brands, Inc.	34,502	2,167,761
American Superconductor Corp.*	39,075	160,989
AZZ, Inc.	10,493	541,859
Belden, Inc.	33,935	1,286,476
Brady Corp., Class A	37,141	1,201,511
Broadwind Energy, Inc.*	29,219	13,736
Capstone Turbine Corp.*	180,600	184,212
Encore Wire Corp.	17,428	518,134
EnerSys*	37,539	1,300,726
Franklin Electric Co., Inc.	21,276	1,044,013
FuelCell Energy, Inc.*	63,560	99,789
Generac Holdings, Inc.*	18,300	449,265
Global Power Equipment Group, Inc.*	11,600	321,320
II-VI, Inc.*	42,786	1,011,889
LSI Industries, Inc.	6,318	46,311
Vicor Corp.	17,400	139,200

		10,552,375

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	14,213	867,135
Seaboard Corp.*	267	520,917
Standex International Corp.	9,079	373,964

		1,762,016

Machinery (3.4%)
Accuride Corp.*	29,700	258,093
Actuant Corp., Class A	52,613	1,525,251
Albany International Corp., Class A	27,591	633,214
Altra Holdings, Inc.*	22,700	435,840
American Railcar Industries, Inc.*	8,300	195,133
Ampco-Pittsburgh Corp.	1,780	35,831
Astec Industries, Inc.*	15,843	577,953
Barnes Group, Inc.	45,506	1,197,263
Blount International, Inc.*	35,433	591,022
Briggs & Stratton Corp.	46,044	825,569
Cascade Corp.	6,700	335,804
Chart Industries, Inc.*	21,421	1,570,802
CIRCOR International, Inc.	15,109	502,676
CLARCOR, Inc.	40,474	1,986,869
Colfax Corp.*	32,760	1,154,462
Commercial Vehicle Group, Inc.*	20,600	251,526
Energy Recovery, Inc.*	25,255	58,087
EnPro Industries, Inc.*	17,254	709,139
ESCO Technologies, Inc.	24,852	913,808
Federal Signal Corp.*	46,400	257,984
Flow International Corp.*	16,296	65,510
Gorman-Rupp Co.	13,470	393,055
Greenbrier Cos., Inc.*	14,500	286,955
John Bean Technologies Corp.	25,631	415,222
Kadant, Inc.*	9,000	214,380
Kaydon Corp.	23,554	600,863
L.B. Foster Co., Class A	7,800	222,378
Lindsay Corp.	11,575	767,075
Meritor, Inc.*	77,735	627,321
Met-Pro Corp.	8,996	94,998
Middleby Corp.*	12,998	1,315,138
Mueller Industries, Inc.	32,157	1,461,536
Mueller Water Products, Inc., Class A	141,493	471,172
NACCO Industries, Inc., Class A	4,400	512,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PMFG, Inc.*	12,800	$192,128
RBC Bearings, Inc.*	17,000	784,210
Robbins & Myers, Inc.	28,825	1,500,341
Sauer-Danfoss, Inc.	8,700	408,900
Sun Hydraulics Corp.	15,750	412,020
Tennant Co.	15,831	696,564
Titan International, Inc.	29,200	690,580
Trimas Corp.*	18,800	420,932
Wabash National Corp.*	47,300	489,555
Watts Water Technologies, Inc., Class A	27,659	1,127,104
Woodward, Inc.	46,733	2,001,574

		30,187,865

Marine (0.0%)
International Shipholding Corp.	5,969	137,824
Ultrapetrol Bahamas Ltd.*	12,635	25,270

		163,094

Professional Services (1.5%)
Acacia Research Corp.*	29,741	1,241,389
Advisory Board Co.*	14,242	1,262,126
Corporate Executive Board Co.	25,204	1,084,024
CoStar Group, Inc.*	18,236	1,259,196
Exponent, Inc.*	12,223	593,060
FTI Consulting, Inc.*	30,900	1,159,368
Heidrick & Struggles International, Inc.	12,900	284,187
Huron Consulting Group, Inc.*	18,750	704,250
ICF International, Inc.*	13,700	347,569
Insperity, Inc.	17,787	544,994
Kelly Services, Inc., Class A	19,134	305,953
Kforce, Inc.*	24,400	363,560
Korn/Ferry International*	37,552	628,996
Mistras Group, Inc.*	10,700	254,874
Navigant Consulting, Inc.*	42,332	588,838
On Assignment, Inc.*	27,100	473,437
Pendrell Corp.*	111,000	289,710
Resources Connection, Inc.	41,095	577,385
RPX Corp.*	9,000	152,640
TrueBlue, Inc.*	35,615	636,796
VSE Corp.	3,825	94,898

		12,847,250

Road & Rail (1.3%)
Amerco, Inc.	8,242	869,614
Arkansas Best Corp.	23,168	435,790
Avis Budget Group, Inc.*	77,064	1,090,456
Dollar Thrifty Automotive Group, Inc.*	23,399	1,893,213
Genesee & Wyoming, Inc., Class A*	31,361	1,711,683
Heartland Express, Inc.	48,655	703,551
Knight Transportation, Inc.	54,150	956,289
Old Dominion Freight Line, Inc.*	36,393	1,734,854
Patriot Transportation Holding, Inc.*	900	20,961
RailAmerica, Inc.*	15,200	326,192
Swift Transportation Co.*	58,200	671,628
Werner Enterprises, Inc.	35,366	879,199

		11,293,430

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	33,955	415,609
Applied Industrial Technologies, Inc.	30,888	1,270,423
Beacon Roofing Supply, Inc.*	42,176	1,086,454
CAI International, Inc.*	3,870	70,357
H&E Equipment Services, Inc.*	21,000	397,320
Interline Brands, Inc.*	30,046	649,294
Kaman Corp.	23,992	814,528
Lawson Products, Inc.	5,314	80,295
RSC Holdings, Inc.*	44,821	1,012,506
Rush Enterprises, Inc., Class A*	32,200	683,284
TAL International Group, Inc.	12,400	455,204
Textainer Group Holdings Ltd.	8,200	277,980
Titan Machinery, Inc.*	9,700	273,540
United Rentals, Inc.*	45,844	1,966,249
Watsco, Inc.	19,987	1,479,838

		10,932,881

Total Industrials		137,296,724

Information Technology (16.7%)
Communications Equipment (1.9%)
ADTRAN, Inc.	49,306	1,537,854
Anaren, Inc.*	11,000	201,850
Arris Group, Inc.*	89,803	1,014,774
Aruba Networks, Inc.*	60,316	1,343,840
Aviat Networks, Inc.*	42,137	118,826
Bel Fuse, Inc., Class B	1,450	25,621
Black Box Corp.	15,043	383,747
Calix, Inc.*	27,600	235,428
Comtech Telecommunications Corp.	17,043	555,261
Digi International, Inc.*	18,300	201,117
Emulex Corp.*	79,657	826,840
Finisar Corp.*	66,800	1,346,020
Globecomm Systems, Inc.*	16,250	235,300
Harmonic, Inc.*	86,459	472,931
Infinera Corp.*	86,261	700,439
InterDigital, Inc.	34,625	1,207,028
Ixia*	26,063	325,527
Loral Space & Communications, Inc.*	10,096	803,642
NETGEAR, Inc.*	31,829	1,215,868
Oclaro, Inc.*	39,600	156,024
Oplink Communications, Inc.*	15,300	261,630
Plantronics, Inc.	31,259	1,258,487
Powerwave Technologies, Inc.*	25,179	51,617
ShoreTel, Inc.*	33,600	190,848
Sonus Networks, Inc.*	163,241	473,399
Sycamore Networks, Inc.*	16,421	291,309
ViaSat, Inc.*	27,140	1,308,419

		16,743,646

Computers & Peripherals (0.6%)
3D Systems Corp.*	28,200	663,828
Avid Technology, Inc.*	22,731	250,041
Electronics for Imaging, Inc.*	33,652	559,296
Intermec, Inc.*	57,202	442,171
Novatel Wireless, Inc.*	24,000	80,400
OCZ Technology Group, Inc.*	37,700	263,146
Quantum Corp.*	201,581	528,142
Silicon Graphics International Corp.*	23,200	224,576
STEC, Inc.*	32,499	306,791
Stratasys, Inc.*	15,566	568,470
Super Micro Computer, Inc.*	18,500	323,010
Synaptics, Inc.*	23,437	855,685
Xyratex Ltd.	24,200	385,022

		5,450,578

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	15,700	174,898
Anixter International, Inc.*	21,958	1,592,614
Badger Meter, Inc.	13,430	456,486
Benchmark Electronics, Inc.*	48,348	797,259
Brightpoint, Inc.*	43,412	349,467
Checkpoint Systems, Inc.*	36,911	416,356
Cognex Corp.	29,803	1,262,455
Coherent, Inc.*	16,952	988,810
CTS Corp.	24,800	260,896
Daktronics, Inc.	25,100	223,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
DTS, Inc.*	15,895	$480,347
Fabrinet*	14,500	256,795
FARO Technologies, Inc.*	16,067	937,188
FEI Co.*	28,173	1,383,576
Insight Enterprises, Inc.*	31,443	689,545
InvenSense, Inc.*	15,200	275,120
Kemet Corp.*	32,400	303,264
Littelfuse, Inc.	19,549	1,225,722
Maxwell Technologies, Inc.*	21,200	388,596
Measurement Specialties, Inc.*	11,100	374,070
Mercury Computer Systems, Inc.*	18,200	241,150
Methode Electronics, Inc.	26,500	245,920
Microvision, Inc.*	8,925	24,365
MTS Systems Corp.	15,602	828,310
Multi-Fineline Electronix, Inc.*	9,900	271,755
Newport Corp.*	27,187	481,754
OSI Systems, Inc.*	15,768	966,578
Park Electrochemical Corp.	15,472	467,719
PC Connection, Inc.	21,196	174,231
Plexus Corp.*	28,175	985,843
Power-One, Inc.*	48,600	221,130
RadiSys Corp.*	23,542	174,211
RealD, Inc.*	28,500	384,750
Rofin-Sinar Technologies, Inc.*	24,925	657,272
Rogers Corp.*	13,684	530,255
Sanmina-SCI Corp.*	63,800	730,510
Scansource, Inc.*	23,039	859,815
SYNNEX Corp.*	15,862	604,977
TTM Technologies, Inc.*	38,162	438,481
Universal Display Corp.*	26,560	970,237

		23,095,866

Internet Software & Services (1.6%)
Active Network, Inc.*	14,500	244,035
Ancestry.com, Inc.*	23,200	527,568
Angie’s List, Inc.*	14,900	281,461
Bankrate, Inc.*	16,729	414,043
comScore, Inc.*	23,363	499,735
Constant Contact, Inc.*	18,346	546,527
Cornerstone OnDemand, Inc.*	13,100	286,104
DealerTrack Holdings, Inc.*	37,064	1,121,557
Demand Media, Inc.*	18,600	134,850
Dice Holdings, Inc.*	35,600	332,148
Digital River, Inc.*	35,331	661,043
EarthLink, Inc.	103,433	826,430
InfoSpace, Inc.*	26,800	343,308
Internap Network Services Corp.*	37,300	273,782
IntraLinks Holdings, Inc.*	23,500	124,315
j2 Global, Inc.	33,278	954,413
Keynote Systems, Inc.	10,100	199,576
KIT Digital, Inc.*	26,000	187,200
Limelight Networks, Inc.*	38,800	127,652
Liquidity Services, Inc.*	13,800	618,240
LivePerson, Inc.*	34,100	571,857
LogMeIn, Inc.*	12,100	426,283
Move, Inc.*	29,550	286,930
NIC, Inc.	46,855	568,351
OpenTable, Inc.*	17,300	700,131
Openwave Systems, Inc.*	79,841	181,239
QuinStreet, Inc.*	20,000	209,800
RealNetworks, Inc.	19,625	195,072
Travelzoo, Inc.*	4,100	94,300
United Online, Inc.	72,273	353,415
ValueClick, Inc.*	62,424	1,232,250
Vocus, Inc.*	12,900	170,925
Web.com Group, Inc.*	21,000	303,030
Zillow, Inc.*	8,600	306,074

		14,303,644

IT Services (2.2%)
Acxiom Corp.*	63,869	937,597
CACI International, Inc., Class A*	22,959	1,430,116
Cardtronics, Inc.*	31,600	829,500
Cass Information Systems, Inc.	6,710	268,065
CIBER, Inc.*	46,400	196,736
Convergys Corp.*	77,200	1,030,620
CSG Systems International, Inc.*	33,465	506,660
Euronet Worldwide, Inc.*	44,426	928,059
ExlService Holdings, Inc.*	11,900	326,536
Forrester Research, Inc.	11,280	365,472
Global Cash Access Holdings, Inc.*	40,400	315,120
Hackett Group, Inc.*	10,719	63,992
Heartland Payment Systems, Inc.	35,637	1,027,771
Higher One Holdings, Inc.*	22,500	336,375
iGATE Corp.*	19,000	318,440
Jack Henry & Associates, Inc.	68,044	2,321,661
Lionbridge Technologies, Inc.*	46,700	134,496
ManTech International Corp., Class A	18,541	638,923
MAXIMUS, Inc.	25,884	1,052,702
MoneyGram International, Inc.*	8,475	152,550
NCI, Inc., Class A*	8,225	52,558
Sapient Corp.	83,569	1,040,434
ServiceSource International, Inc.*	15,900	246,132
Stream Global Services, Inc.*	38,200	125,678
Syntel, Inc.	12,582	704,592
TeleTech Holdings, Inc.*	18,625	299,863
TNS, Inc.*	23,218	504,527
Unisys Corp.*	34,464	679,630
Virtusa Corp.*	14,500	250,415
Wright Express Corp.*	28,302	1,831,989

		18,917,209

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Energy Industries, Inc.*	26,403	346,407
Amkor Technology, Inc.*	104,109	639,750
ANADIGICS, Inc.*	52,100	123,477
Applied Micro Circuits Corp.*	58,562	406,420
ATMI, Inc.*	29,870	695,971
Axcelis Technologies, Inc.*	79,100	136,052
Brooks Automation, Inc.	59,550	734,251
Cabot Microelectronics Corp.	16,920	657,850
Cavium, Inc.*	35,400	1,095,276
CEVA, Inc.*	16,200	367,902
Cirrus Logic, Inc.*	53,467	1,272,515
Cymer, Inc.*	21,598	1,079,900
Day4 Energy, Inc.(b)*	7,000	456
Diodes, Inc.*	29,708	688,631
Entegris, Inc.*	100,746	940,968
Entropic Communications, Inc.*	62,845	366,386
Exar Corp.*	30,032	252,269
FormFactor, Inc.*	42,795	238,796
GT Advanced Technologies, Inc.*	92,400	764,148
Hittite Microwave Corp.*	21,915	1,190,204
Inphi Corp.*	16,100	228,298
Integrated Device Technology, Inc.*	130,200	930,930
Kulicke & Soffa Industries, Inc.*	56,441	701,562
Lattice Semiconductor Corp.*	96,400	619,852
LTX-Credence Corp.*	37,600	270,344
MaxLinear, Inc., Class A*	15,600	86,892
Micrel, Inc.	40,675	417,326
Microsemi Corp.*	61,627	1,321,283
MIPS Technologies, Inc.*	36,400	198,016
MKS Instruments, Inc.	42,872	1,266,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Monolithic Power Systems, Inc.*	31,496	$619,526
Nanometrics, Inc.*	16,100	298,011
NVE Corp.*	4,043	214,279
OmniVision Technologies, Inc.*	41,618	832,360
Pericom Semiconductor Corp.*	21,500	173,935
Photronics, Inc.*	40,500	269,325
Power Integrations, Inc.	24,124	895,483
Rambus, Inc.*	72,100	465,045
RF Micro Devices, Inc.*	212,846	1,059,973
Rubicon Technology, Inc.*	10,200	106,386
Semtech Corp.*	46,296	1,317,584
Sigma Designs, Inc.*	20,459	105,978
Silicon Image, Inc.*	60,800	357,504
Spansion, Inc., Class A*	36,900	449,442
Standard Microsystems Corp.*	17,920	463,590
STR Holdings, Inc.*	22,700	109,868
Tessera Technologies, Inc.*	43,710	753,998
TriQuint Semiconductor, Inc.*	125,665	866,460
Ultratech, Inc.*	17,324	502,050
Veeco Instruments, Inc.*	30,694	877,848
Volterra Semiconductor Corp.*	19,883	684,273

		29,461,060

Software (4.4%)
Accelrys, Inc.*	31,958	255,025
ACI Worldwide, Inc.*	31,072	1,251,269
Actuate Corp.*	37,203	233,635
Advent Software, Inc.*	27,014	691,558
American Software, Inc., Class A	6,090	52,252
Aspen Technology, Inc.*	62,100	1,274,913
Blackbaud, Inc.	32,187	1,069,574
Bottomline Technologies, Inc.*	23,491	656,339
BroadSoft, Inc.*	16,600	634,950
CommVault Systems, Inc.*	32,214	1,599,103
Concur Technologies, Inc.*	34,420	1,975,020
Deltek, Inc.*	24,500	261,170
Ebix, Inc.	18,849	436,543
EPIQ Systems, Inc.	31,930	386,353
Fair Isaac Corp.	25,627	1,125,025
FalconStor Software, Inc.*	44,909	167,960
Imperva, Inc.*	7,400	289,710
Interactive Intelligence Group, Inc.*	10,000	305,100
JDA Software Group, Inc.*	33,455	919,343
Jive Software, Inc.*	10,890	295,772
Kenexa Corp.*	18,700	584,188
Manhattan Associates, Inc.*	14,850	705,821
Mentor Graphics Corp.*	69,118	1,027,094
MicroStrategy, Inc., Class A*	6,309	883,260
Monotype Imaging Holdings, Inc.*	26,300	391,870
NetScout Systems, Inc.*	27,454	558,414
NetSuite, Inc.*	17,700	890,133
OPNET Technologies, Inc.	10,100	292,900
Parametric Technology Corp.*	92,645	2,588,501
Pegasystems, Inc.	10,425	397,818
Progress Software Corp.*	44,177	1,043,461
PROS Holdings, Inc.*	15,600	291,720
QLIK Technologies, Inc.*	51,700	1,654,400
Quest Software, Inc.*	47,511	1,105,581
RealPage, Inc.*	22,300	427,491
Rosetta Stone, Inc.*	8,103	83,623
Smith Micro Software, Inc.*	24,400	56,852
SolarWinds, Inc.*	41,800	1,615,570
Sourcefire, Inc.*	20,346	979,253
SS&C Technologies Holdings, Inc.*	14,100	328,953
Synchronoss Technologies, Inc.*	16,634	530,957
Take-Two Interactive Software, Inc.*	53,356	820,882
Taleo Corp., Class A*	28,441	1,306,295
TeleCommunication Systems, Inc., Class A*	27,494	76,433
THQ, Inc.*	51,900	29,064
TiVo, Inc.*	92,067	1,103,883
Tyler Technologies, Inc.*	23,277	894,070
Ultimate Software Group, Inc.*	21,570	1,580,650
VASCO Data Security International, Inc.*	22,200	239,538
Verint Systems, Inc.*	15,500	502,045
VirnetX Holding Corp.*	28,000	670,040
Websense, Inc.*	30,304	639,111

		38,180,485

Total Information Technology		146,152,488

Materials (4.6%)
Chemicals (2.1%)
A. Schulman, Inc.	21,143	571,284
American Vanguard Corp.	16,000	347,040
Balchem Corp.	24,885	752,771
Calgon Carbon Corp.*	51,138	798,264
Chemtura Corp.*	70,700	1,200,486
Ferro Corp.*	72,473	430,490
Flotek Industries, Inc.*	36,700	441,134
Georgia Gulf Corp.*	27,000	941,760
H.B. Fuller Co.	35,259	1,157,553
Innophos Holdings, Inc.	14,913	747,440
Innospec, Inc.*	17,400	528,612
Koppers Holdings, Inc.	16,713	644,453
Kraton Performance Polymers, Inc.*	23,400	621,738
LSB Industries, Inc.*	14,100	548,772
Minerals Technologies, Inc.	12,925	845,424
NewMarket Corp.	7,187	1,346,844
Olin Corp.	57,903	1,259,390
OM Group, Inc.*	21,487	591,108
Omnova Solutions, Inc.*	33,200	224,100
PolyOne Corp.	73,100	1,052,640
Quaker Chemical Corp.	9,100	358,995
Sensient Technologies Corp.	35,525	1,349,950
Stepan Co.	6,244	548,223
TPC Group, Inc.*	9,700	428,837
Tredegar Corp.	17,129	335,557
Zep, Inc.	15,600	224,640

		18,297,505

Construction Materials (0.2%)
Eagle Materials, Inc.	32,700	1,136,325
Texas Industries, Inc.	20,526	718,615

		1,854,940

Containers & Packaging (0.2%)
Boise, Inc.	76,500	628,065
Graphic Packaging Holding Co.*	94,953	524,141
Myers Industries, Inc.	22,900	337,775

		1,489,981

Metals & Mining (1.4%)
AMCOL International Corp.	23,149	682,664
Century Aluminum Co.*	42,291	375,544
Coeur d’Alene Mines Corp.*	65,236	1,548,703
Globe Specialty Metals, Inc.	49,200	731,604
Gold Resource Corp.	20,900	508,079
Golden Star Resources Ltd.*	206,800	384,648
Haynes International, Inc.	9,533	603,915
Hecla Mining Co.	199,429	921,362
Horsehead Holding Corp.*	32,667	372,077
Jaguar Mining, Inc.*	67,400	314,758
Kaiser Aluminum Corp.	13,791	651,763
Materion Corp.*	19,245	552,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
McEwen Mining, Inc.*	64,900	$288,156
Noranda Aluminum Holding Corp.	23,300	232,301
Paramount Gold and Silver Corp.*	86,000	194,360
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	636,133
Stillwater Mining Co.*	75,678	956,570
SunCoke Energy, Inc.*	50,910	723,431
Thompson Creek Metals Co., Inc.*	125,100	845,676
Worthington Industries, Inc.	43,380	832,028

		12,356,681

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.	29,020	985,809
Clearwater Paper Corp.*	21,138	701,993
Deltic Timber Corp.	9,253	585,622
KapStone Paper and Packaging Corp.*	27,486	541,474
Louisiana-Pacific Corp.*	103,548	968,174
Neenah Paper, Inc.	10,700	318,218
P.H. Glatfelter Co.	43,415	685,089
Schweitzer-Mauduit International, Inc.	14,782	1,020,845
Wausau Paper Corp.	35,600	333,928

		6,141,152

Total Materials		40,140,259

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
AboveNet, Inc.*	18,055	1,494,954
Alaska Communications Systems Group, Inc.	31,677	97,565
Atlantic Tele-Network, Inc.	6,800	247,248
Boingo Wireless, Inc.*	24,900	301,290
Cbeyond, Inc.*	18,708	149,664
Cincinnati Bell, Inc.*	118,537	476,519
Cogent Communications Group, Inc.*	39,925	761,769
Consolidated Communications Holdings, Inc.	22,542	442,499
General Communication, Inc., Class A*	38,100	332,232
Globalstar, Inc.*	217,900	152,530
IDT Corp., Class B	8,100	75,654
Iridium Communications, Inc.*	32,000	280,320
Lumos Networks Corp.	13,860	149,134
Neutral Tandem, Inc.*	30,573	372,685
Premiere Global Services, Inc.*	58,452	528,406
Vonage Holdings Corp.*	79,700	176,137

		6,038,606

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	44,800	391,104
NTELOS Holdings Corp.	13,860	286,902
Shenandoah Telecommunications Co.	21,724	242,223
USA Mobility, Inc.	17,700	246,561

		1,166,790

Total Telecommunication Services		7,205,396

Utilities (3.2%)
Electric Utilities (1.5%)
Allete, Inc.	25,023	1,038,204
Central Vermont Public Service Corp.	9,700	341,440
Cleco Corp.	46,481	1,842,972
El Paso Electric Co.	30,846	1,002,187
Empire District Electric Co.	30,023	610,968
IDACORP, Inc.	37,108	1,525,881
MGE Energy, Inc.	20,553	912,348
Otter Tail Corp.	32,825	712,302
PNM Resources, Inc.	59,481	1,088,502
Portland General Electric Co.	57,432	1,434,651
UIL Holdings Corp.	39,731	1,381,050
UniSource Energy Corp.	25,243	923,136

		12,813,641

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	7,500	308,400
Laclede Group, Inc.	16,352	638,055
New Jersey Resources Corp.	32,311	1,440,101
Northwest Natural Gas Co.	19,342	878,127
Piedmont Natural Gas Co., Inc.#	55,177	1,714,349
South Jersey Industries, Inc.	20,976	1,049,639
Southwest Gas Corp.	31,836	1,360,671
WGL Holdings, Inc.	38,325	1,559,828

		8,949,170

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	82,830	1,146,367
Ormat Technologies, Inc.	14,300	288,145

		1,434,512

Multi-Utilities (0.4%)
Avista Corp.	46,099	1,179,212
Black Hills Corp.	27,219	912,653
CH Energy Group, Inc.	10,368	691,857
NorthWestern Corp.	26,578	942,456

		3,726,178

Water Utilities (0.1%)
American States Water Co.	16,779	606,393
California Water Service Group	33,500	610,035

		1,216,428

Total Utilities		28,139,929

Total Common Stocks (99.2%)
(Cost $593,436,010)		869,561,805

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$19,200	15,499

Total Financials		15,499

Total Corporate Bonds		15,499

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		15,499

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	168	17,472

Total Energy		17,472

Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	10,000	9,500

Total Health Care		9,500

Total Rights (0.0%) (Cost $—)		26,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	7,330	$—

Total Investments (99.2%) (Cost $593,455,210)		869,604,276
Other Assets Less Liabilities (0.8%)		6,625,008

Net Assets (100%)		$876,229,284

*	Non-income producing.

†	Securities (totaling $26,972 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,099,680

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	56	June-12	$4,565,127	$4,635,120	$69,993

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$120,038,842	$—	$—	$120,038,842
Consumer Staples	30,413,086	—	—	30,413,086
Energy	55,997,897	—	—	55,997,897
Financials	193,462,798	699,137	—	194,161,935
Health Care	110,015,249	—	—	110,015,249
Industrials	137,296,724	—	—	137,296,724
Information Technology	146,152,488	—	—	146,152,488
Materials	40,140,259	—	—	40,140,259
Telecommunication Services	7,205,396	—	—	7,205,396
Utilities	28,139,929	—	—	28,139,929
Corporate Bonds
Financials	—	15,499	—	15,499
Futures	69,993	—	—	69,993
Rights
Energy	—	—	17,472	17,472
Health Care	—	—	9,500	9,500
Warrants
Energy	—	—	—	—

Total Assets	$868,932,661	$714,636	$26,972	$869,674,269

Total Liabilities	$—	$—	$—	$—

Total	$868,932,661	$714,636	$26,972	$869,674,269

(a)	A Security with a market value of $1,537,854 transferred from Level 2 to Level 1 since the previous quarter due to active trading.
(b)	A Security with a market value of $699,137 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Materials†††	Investments in Rights - Energy††	Investments in Rights - Health Care
Balance as of 12/31/11	$—	$—	$9,500
Total gains or losses (realized/unrealized) included in earnings	—	17,472	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/12	$—	$17,472	$9,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$17,472	$—

††	Security received through corporate action with $0 cost.
†††	Security held with $0 market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
Common Stocks-Materials	$—	Deemed Worthless	Discount for Lack of Marketability(a)	Not Applicable
Rights-Energy	17,472	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Health Care	9,500	Intrinsic Value	Intrinsic Calculation	Not Applicable

	$26,972

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,340,406
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$36,793,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,804,113
Aggregate gross unrealized depreciation	(55,240,185)

Net unrealized appreciation	$270,563,928

Federal income tax cost of investments	$599,040,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.8%)
Auto Components (0.3%)
Johnson Controls, Inc.	92,100	$2,991,408

Automobiles (0.4%)
Harley-Davidson, Inc.	76,500	3,754,620

Hotels, Restaurants & Leisure (7.0%)
Carnival plc	106,595	3,406,564
Chipotle Mexican Grill, Inc.*	19,100	7,983,800
Ctrip.com International Ltd. (ADR)*	98,800	2,138,032
Las Vegas Sands Corp.	158,500	9,124,845
Marriott International, Inc., Class A	207,009	7,835,291
MGM Resorts International*	96,500	1,314,330
Starbucks Corp.	307,700	17,197,353
Starwood Hotels & Resorts Worldwide, Inc.	99,300	5,601,513
Yum! Brands, Inc.	98,900	7,039,702

		61,641,430

Household Durables (0.6%)
D.R. Horton, Inc.	108,000	1,638,360
Lennar Corp., Class A	71,400	1,940,652
NVR, Inc.*	2,400	1,743,192

		5,322,204

Internet & Catalog Retail (6.8%)
Amazon.com, Inc.*	130,200	26,366,802
Groupon, Inc.*	206,000	3,786,280
Liberty Interactive Corp.*	158,600	3,027,674
priceline.com, Inc.*	37,100	26,619,250

		59,800,006

Media (1.0%)
Discovery Communications, Inc., Class A*	37,100	1,877,260
Walt Disney Co.	158,800	6,952,264

		8,829,524

Specialty Retail (2.2%)
AutoZone, Inc.*	12,400	4,610,320
CarMax, Inc.*	156,800	5,433,120
Home Depot, Inc.	43,900	2,208,609
Lowe’s Cos., Inc.	80,900	2,538,642
Ross Stores, Inc.	80,000	4,648,000

		19,438,691

Textiles, Apparel & Luxury Goods (3.5%)
Coach, Inc.	48,400	3,740,352
Fossil, Inc.*	36,660	4,838,387
Michael Kors Holdings Ltd.*	49,000	2,282,910
NIKE, Inc., Class B	96,900	10,507,836
Prada S.p.A.*	569,800	3,705,455
Ralph Lauren Corp.	31,200	5,439,096

		30,514,036

Total Consumer Discretionary		192,291,919

Consumer Staples (2.2%)
Beverages (0.4%)
Monster Beverage Corp.*	55,900	3,470,831

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	70,800	6,428,640
CVS Caremark Corp.	128,700	5,765,760
Whole Foods Market, Inc.	42,300	$3,519,360

		15,713,760

Total Consumer Staples		19,184,591

Energy (6.1%)
Energy Equipment & Services (2.9%)
Cameron International Corp.*	103,500	5,467,905
FMC Technologies, Inc.*	171,100	8,626,862
McDermott International, Inc.*	185,700	2,378,817
Schlumberger Ltd.	134,100	9,377,613

		25,851,197

Oil, Gas & Consumable Fuels (3.2%)
Cimarex Energy Co.	28,400	2,143,348
Continental Resources, Inc.*	49,400	4,239,508
EOG Resources, Inc.	79,500	8,832,450
Occidental Petroleum Corp.	85,300	8,123,119
Williams Cos., Inc.	140,700	4,334,967

		27,673,392

Total Energy		53,524,589

Financials (5.7%)
Capital Markets (1.7%)
Franklin Resources, Inc.	66,100	8,198,383
Invesco Ltd.	255,000	6,800,850

		14,999,233

Commercial Banks (0.4%)
U.S. Bancorp	104,200	3,301,056

Consumer Finance (1.3%)
American Express Co.	202,000	11,687,720

Diversified Financial Services (0.4%)
IntercontinentalExchange, Inc.*	28,000	3,847,760

Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	266,000	16,763,320

Total Financials		50,599,089

Health Care (6.5%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	53,500	4,968,010
Biogen Idec, Inc.*	43,300	5,454,501
Celgene Corp.*	52,500	4,069,800
Gilead Sciences, Inc.*	88,600	4,328,110
Human Genome Sciences, Inc.*	158,600	1,306,864
Regeneron Pharmaceuticals, Inc.*	14,000	1,632,680

		21,759,965

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	45,400	2,714,012
Covidien plc	21,300	1,164,684
Edwards Lifesciences Corp.*	44,550	3,240,122
Stryker Corp.	76,500	4,244,220

		11,363,038

Health Care Providers & Services (1.9%)
Express Scripts, Inc.*	137,700	7,460,586
McKesson Corp.	102,700	9,013,979

		16,474,565

Pharmaceuticals (0.8%)
Allergan, Inc.	37,000	3,530,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Valeant Pharmaceuticals International, Inc.*	75,300	$4,042,857

		7,573,767

Total Health Care		57,171,335

Industrials (14.3%)
Aerospace & Defense (2.4%)
Boeing Co.	85,400	6,351,198
Precision Castparts Corp.	83,600	14,454,440

		20,805,638

Air Freight & Logistics (2.9%)
Expeditors International of Washington, Inc.	64,200	2,985,942
FedEx Corp.	149,000	13,702,040
United Parcel Service, Inc., Class B	108,600	8,766,192

		25,454,174

Construction & Engineering (0.2%)
Fluor Corp.	28,700	1,723,148

Electrical Equipment (0.7%)
Babcock & Wilcox Co.*	82,850	2,133,387
Roper Industries, Inc.	41,100	4,075,476

		6,208,863

Industrial Conglomerates (2.8%)
Danaher Corp.	446,000	24,976,000

Machinery (1.4%)
Caterpillar, Inc.	23,000	2,449,960
Cummins, Inc.	38,100	4,573,524
Deere & Co.	40,500	3,276,450
Joy Global, Inc.	24,400	1,793,400

		12,093,334

Road & Rail (1.9%)
J.B. Hunt Transport Services, Inc.	70,900	3,854,833
Kansas City Southern*	68,800	4,932,272
Union Pacific Corp.	77,000	8,275,960

		17,063,065

Trading Companies & Distributors (2.0%)
Fastenal Co.	250,700	13,562,870
W.W. Grainger, Inc.	16,600	3,565,846

		17,128,716

Total Industrials		125,452,938

Information Technology (36.6%)
Communications Equipment (4.0%)
Juniper Networks, Inc.*	407,300	9,319,024
QUALCOMM, Inc.	378,100	25,718,362

		35,037,386

Computers & Peripherals (12.9%)
Apple, Inc.*	165,600	99,272,232
EMC Corp.*	214,200	6,400,296
NetApp, Inc.*	99,100	4,436,707
SanDisk Corp.*	61,800	3,064,662

		113,173,897

Electronic Equipment, Instruments & Components (0.5%)
Trimble Navigation Ltd.*	79,000	4,299,180

Internet Software & Services (9.5%)
Akamai Technologies, Inc.*	133,500	4,899,450
Baidu, Inc. (ADR)*	133,500	19,460,295
eBay, Inc.*	311,100	11,476,479
Google, Inc., Class A*	54,100	34,691,084
LinkedIn Corp., Class A*	59,000	6,017,410
Tencent Holdings Ltd.	265,700	7,411,017

		83,955,735

IT Services (5.9%)
Accenture plc, Class A	149,000	9,610,500
Mastercard, Inc., Class A	56,200	23,634,348
Teradata Corp.*	75,400	5,138,510
Visa, Inc., Class A	115,700	13,652,600

		52,035,958

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom Corp., Class A*	180,500	7,093,650

Software (3.0%)
Autodesk, Inc.*	95,300	4,033,096
Check Point Software Technologies Ltd.*	60,300	3,849,552
Informatica Corp.*	78,200	4,136,780
Nuance Communications, Inc.*	161,300	4,126,054
Red Hat, Inc.*	93,400	5,593,726
Salesforce.com, Inc.*	32,800	5,067,928

		26,807,136

Total Information Technology		322,402,942

Materials (3.1%)
Chemicals (3.1%)
Air Products and Chemicals, Inc.	16,200	1,487,160
Potash Corp. of Saskatchewan, Inc.	38,800	1,772,772
Praxair, Inc.	163,000	18,686,320
Sherwin-Williams Co.	50,500	5,487,835

Total Materials		27,434,087

Telecommunication Services (2.3%)
Wireless Telecommunication Services (2.3%)
Crown Castle International Corp.*	378,800	20,205,192

Total Telecommunication Services		20,205,192

Total Investments (98.6%)
(Cost $574,920,165)		868,266,682
Other Assets Less Liabilities (1.4%)		11,915,974

Net Assets (100%)		$880,182,656

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$185,179,900	$7,112,019	$—	$192,291,919
Consumer Staples	19,184,591	—	—	19,184,591
Energy	53,524,589	—	—	53,524,589
Financials	50,599,089	—	—	50,599,089
Health Care	57,171,335	—	—	57,171,335
Industrials	125,452,938	—	—	125,452,938
Information Technology	314,991,925	7,411,017	—	322,402,942
Materials	27,434,087	—	—	27,434,087
Telecommunication Services	20,205,192	—	—	20,205,192

Total Assets	$853,743,646	$14,523,036	$—	$868,266,682

Total Liabilities	$—	$—	$—	$—

Total	$853,743,646	$14,523,036	$—	$868,266,682

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$88,653,240
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$69,169,373

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,732,257
Aggregate gross unrealized depreciation	(12,097,390)

Net unrealized appreciation	$291,634,867

Federal income tax cost of investments	$576,631,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.5%)
Aisin Seiki Co., Ltd.	1,900	$66,708
BorgWarner, Inc.*	1,106	93,280
Bridgestone Corp.	6,500	157,533
Cie Generale des Etablissements Michelin	34,395	2,561,068
Continental AG*	806	76,075
Denso Corp.	4,900	163,689
GKN plc	15,792	52,060
Goodyear Tire & Rubber Co.*	2,397	26,894
Johnson Controls, Inc.	6,856	222,683
Koito Manufacturing Co., Ltd.	1,000	16,177
NGK Spark Plug Co., Ltd.	2,000	28,537
NHK Spring Co., Ltd.	1,400	15,054
NOK Corp.	900	19,572
Nokian Renkaat Oyj	1,182	57,603
Pirelli & C. S.p.A.	2,540	30,217
Stanley Electric Co., Ltd.	1,400	22,242
Sumitomo Rubber Industries Ltd.	1,700	22,572
Toyoda Gosei Co., Ltd.	800	15,571
Toyota Boshoku Corp.	700	8,254
Toyota Industries Corp.	1,800	54,281

		3,710,070

Automobiles (1.7%)
Bayerische Motoren Werke (BMW) AG	3,341	300,461
Bayerische Motoren Werke (BMW) AG (Preference)	504	29,936
Daihatsu Motor Co., Ltd.	2,000	36,632
Daimler AG (Registered)	9,093	548,277
Fiat S.p.A.	7,802	45,868
Ford Motor Co.	38,207	477,205
Fuji Heavy Industries Ltd.	6,000	48,206
Harley-Davidson, Inc.	2,318	113,767
Honda Motor Co., Ltd.	16,400	623,149
Hyundai Motor Co.	8,764	1,802,226
Isuzu Motors Ltd.	12,000	70,315
Mazda Motor Corp.*	24,100	42,219
Mitsubishi Motors Corp.*	39,000	44,291
Nissan Motor Co., Ltd.	229,420	2,441,936
Peugeot S.A.	2,492	40,132
Porsche Automobil Holding SE (Preference)	1,506	88,878
Renault S.A.	1,881	99,156
Suzuki Motor Corp.	3,300	78,822
Toyota Motor Corp.	103,530	4,465,411
Volkswagen AG	285	45,955
Volkswagen AG (Preference)	1,452	255,332
Yamaha Motor Co., Ltd.	2,900	38,856

		11,737,030

Distributors (0.0%)
Genuine Parts Co.	1,551	97,325
Jardine Cycle & Carriage Ltd.	1,000	38,416
Li & Fung Ltd.	56,000	128,506

		264,247

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,081	41,770
Benesse Holdings, Inc.	600	29,902
DeVry, Inc.	608	20,593
H&R Block, Inc.	3,037	50,019

		142,284

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	1,480	52,841
Autogrill S.p.A.	893	9,427
Carnival Corp.	4,587	147,151
Carnival plc	1,865	59,602
Chipotle Mexican Grill, Inc.*	320	133,760
Compass Group plc	19,128	200,552
Crown Ltd.	4,280	38,527
Darden Restaurants, Inc.	1,267	64,820
Echo Entertainment Group Ltd.	6,400	29,103
Galaxy Entertainment Group Ltd.*	13,000	35,909
Genting Singapore plc*	62,942	85,371
Intercontinental Hotels Group plc	3,011	69,978
International Game Technology	2,934	49,262
Marriott International, Inc., Class A	2,670	101,059
McDonald’s Corp.	10,240	1,004,544
McDonald’s Holdings Co. Japan Ltd.	573	15,202
OPAP S.A.	2,171	21,050
Oriental Land Co., Ltd.	500	53,582
Sands China Ltd.	24,396	95,347
Shangri-La Asia Ltd.	13,000	28,425
SJM Holdings Ltd.	15,000	30,519
SKYCITY Entertainment Group Ltd.	6,322	20,395
Sodexo S.A.	931	76,437
Starbucks Corp.	7,572	423,199
Starwood Hotels & Resorts Worldwide, Inc.	1,985	111,974
TABCORP Holdings Ltd.	6,400	18,032
Tatts Group Ltd.	13,849	35,577
TUI Travel plc	5,765	18,101
Whitbread plc	1,806	53,268
Wyndham Worldwide Corp.	1,482	68,928
Wynn Macau Ltd.	15,600	45,601
Wynn Resorts Ltd.	794	99,155
Yum! Brands, Inc.	4,597	327,214

		3,623,912

Household Durables (0.2%)
Casio Computer Co., Ltd.	2,400	17,137
D.R. Horton, Inc.	2,757	41,824
Electrolux AB, Class B	2,225	47,051
Harman International Industries, Inc.	685	32,065
Husqvarna AB, Class B	4,977	30,024
Leggett & Platt, Inc.	1,442	33,180
Lennar Corp., Class A	1,585	43,080
Newell Rubbermaid, Inc.	2,867	51,061
Panasonic Corp.	22,200	204,110
PulteGroup, Inc.*	3,316	29,347
Rinnai Corp.	300	21,602
Sekisui Chemical Co., Ltd.	4,000	34,699
Sekisui House Ltd.	6,000	58,789
Sharp Corp.	10,000	72,973
Sony Corp.	10,200	209,989
Whirlpool Corp.	748	57,491

		984,422

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,639	736,934
Expedia, Inc.	987	33,005
Netflix, Inc.*	545	62,697
priceline.com, Inc.*	503	360,903
Rakuten, Inc.	73	76,466
TripAdvisor, Inc.*	987	35,206

		1,305,211

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,200	44,064
Mattel, Inc.	3,440	115,790
Namco Bandai Holdings, Inc.	2,000	28,851
Nikon Corp.	3,500	106,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Sankyo Co., Ltd.	600	$29,431
Sega Sammy Holdings, Inc.	2,100	43,994
Shimano, Inc.	800	48,182
Yamaha Corp.	2,000	20,732

		437,266

Media (4.6%)
Axel Springer AG	438	22,122
British Sky Broadcasting Group plc	11,723	126,756
Cablevision Systems Corp.—New York Group, Class A	2,294	33,676
CBS Corp., Class B	6,434	218,177
Comcast Corp. (NASDAQ), Class A	293,790	8,669,743
Comcast Corp. (New York Exchange), Class A	27,008	810,510
Dentsu, Inc.	1,761	56,083
DIRECTV, Class A*	6,792	335,117
Discovery Communications, Inc., Class A*	2,592	131,155
Eutelsat Communications S.A.	1,255	46,398
Fairfax Media Ltd.	25,389	19,067
Gannett Co., Inc.	2,365	36,256
Hakuhodo DY Holdings, Inc.	260	16,334
Interpublic Group of Cos., Inc.	4,391	50,101
ITV plc	36,746	51,928
J.C. Decaux S.A.*	526	16,072
Jupiter Telecommunications Co., Ltd.	21	21,033
Kabel Deutschland Holding AG*	915	56,514
Lagardere S.C.A.	1,147	35,383
McGraw-Hill Cos., Inc.	2,797	135,571
Mediaset S.p.A.	7,420	20,465
Modern Times Group AB, Class B	509	28,036
News Corp., Class A	252,447	4,970,681
Omnicom Group, Inc.	2,700	136,755
Pearson plc	100,775	1,877,859
ProSiebenSat.1 Media AG (Preference)	753	19,352
Publicis Groupe S.A.	1,395	76,904
Reed Elsevier N.V.	162,177	2,071,245
Reed Elsevier plc	12,507	111,028
Sanoma Oyj	909	11,638
Scripps Networks Interactive, Inc., Class A	1,005	48,933
SES S.A. (FDR)	2,856	70,867
Singapore Press Holdings Ltd.	14,000	43,658
Societe Television Francaise 1 S.A.	1,457	17,841
Time Warner Cable, Inc.	62,514	5,094,891
Time Warner, Inc.	57,306	2,163,302
Toho Co., Ltd.	1,200	22,023
Viacom, Inc., Class B	42,926	2,037,268
Walt Disney Co.	63,004	2,758,315
Washington Post Co., Class B	54	20,173
Wolters Kluwer N.V.	3,090	58,520
WPP plc	12,929	176,710

		32,724,460

Multiline Retail (0.6%)
Big Lots, Inc.*	651	28,006
Dollar Tree, Inc.*	1,197	113,105
Family Dollar Stores, Inc.	1,193	75,493
Harvey Norman Holdings Ltd.	3,733	7,772
Isetan Mitsukoshi Holdings Ltd.	4,000	46,974
J. Front Retailing Co., Ltd.	4,000	22,327
J.C. Penney Co., Inc.	1,419	50,275
Kohl’s Corp.	2,527	126,426
Lifestyle International Holdings Ltd.	6,500	16,489
Macy’s, Inc.	4,161	165,317
Marks & Spencer Group plc	16,291	98,758
Marui Group Co., Ltd.	2,700	22,508
Next plc	1,753	83,641
Nordstrom, Inc.	1,565	87,202
PPR S.A.	758	130,412
Sears Holdings Corp.*	382	25,307
Takashimaya Co., Ltd.	3,000	24,900
Target Corp.	49,355	2,875,916

		4,000,828

Specialty Retail (1.9%)
ABC-Mart, Inc.	200	7,527
Abercrombie & Fitch Co., Class A	865	42,913
AutoNation, Inc.*	492	16,881
AutoZone, Inc.*	273	101,501
Bed Bath & Beyond, Inc.*	2,352	154,691
Best Buy Co., Inc.	2,796	66,209
CarMax, Inc.*	2,225	77,096
Fast Retailing Co., Ltd.	500	113,930
GameStop Corp., Class A	1,281	27,977
Gap, Inc.	3,246	84,850
Hennes & Mauritz AB, Class B	10,279	371,957
Home Depot, Inc.	55,899	2,812,279
Inditex S.A.	22,849	2,188,622
Kingfisher plc	888,402	4,358,204
Limited Brands, Inc.	2,456	117,888
Lowe’s Cos., Inc.	12,511	392,595
Nitori Holdings Co., Ltd.	400	36,148
O’Reilly Automotive, Inc.*	1,279	116,837
Ross Stores, Inc.	2,294	133,281
Sanrio Co., Ltd.	400	15,610
Shimamura Co., Ltd.	200	22,375
Staples, Inc.	7,098	114,846
Tiffany & Co.	1,244	85,998
TJX Cos., Inc.	7,578	300,922
Urban Outfitters, Inc.*	1,077	31,352
USS Co., Ltd.	18,890	1,914,789
Yamada Denki Co., Ltd.	810	50,594

		13,757,872

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	2,080	162,396
Asics Corp.	1,500	16,963
Burberry Group plc	4,473	107,104
Christian Dior S.A.	548	84,086
Cie Financiere Richemont S.A., Class A	5,294	331,938
Coach, Inc.	2,890	223,339
Luxottica Group S.p.A.	1,215	43,995
LVMH Moet Hennessy Louis Vuitton S.A.	2,548	437,867
NIKE, Inc., Class B	3,704	401,662
Ralph Lauren Corp.	642	111,920
Swatch Group AG	313	144,069
Swatch Group AG (Registered)	429	34,479
VF Corp.	893	130,360
Yue Yuen Industrial Holdings Ltd.	7,500	26,318

		2,256,496

Total Consumer Discretionary		74,944,098

Consumer Staples (5.4%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	8,057	588,645
Asahi Group Holdings Ltd.	3,900	86,368
Beam, Inc.	1,603	93,888
Brown-Forman Corp., Class B	1,017	84,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Carlsberg A/S, Class B	1,051	$86,838
Coca Cola Hellenic Bottling Co. S.A.*	1,740	33,301
Coca-Cola Amatil Ltd.	5,472	70,682
Coca-Cola Co.	22,691	1,679,361
Coca-Cola Enterprises, Inc.	3,059	87,487
Coca-Cola West Co., Ltd.	800	14,024
Constellation Brands, Inc., Class A*	1,755	41,400
Diageo plc	25,199	605,595
Dr. Pepper Snapple Group, Inc.	2,076	83,476
Heineken Holding N.V.	1,073	50,230
Heineken N.V.	2,637	146,570
Kirin Holdings Co., Ltd.	8,000	103,516
Molson Coors Brewing Co., Class B	1,552	70,228
PepsiCo, Inc.	15,745	1,044,681
Pernod-Ricard S.A.	1,996	208,706
SABMiller plc	9,515	381,927

		5,561,731

Food & Staples Retailing (1.9%)
Aeon Co., Ltd.	5,800	76,240
Carrefour S.A.	5,796	138,949
Casino Guichard Perrachon S.A.	544	53,617
Colruyt S.A.	725	29,143
Costco Wholesale Corp.	4,364	396,251
CVS Caremark Corp.	120,748	5,409,510
Delhaize Group S.A.	981	51,615
Distribuidora Internacional de Alimentacion S.A.*	5,796	28,733
FamilyMart Co., Ltd.	700	29,600
J Sainsbury plc	12,297	61,230
Jeronimo Martins SGPS S.A.*	2,284	46,530
Kesko Oyj, Class B	615	19,956
Koninklijke Ahold N.V.	11,760	162,960
Kroger Co.	5,871	142,254
Lawson, Inc.	600	37,767
Metcash Ltd.	8,540	38,039
Metro AG	1,326	51,268
Olam International Ltd.	14,000	26,284
Safeway, Inc.	2,720	54,971
Seven & I Holdings Co., Ltd.	7,700	228,665
SUPERVALU, Inc.	2,093	11,951
Sysco Corp.	5,944	177,488
Tesco plc	769,577	4,062,097
Walgreen Co.	8,837	295,951
Wal-Mart Stores, Inc.	17,528	1,072,714
Wesfarmers Ltd.	10,040	312,206
Whole Foods Market, Inc.	1,641	136,531
WM Morrison Supermarkets plc	21,785	103,839
Woolworths Ltd.	12,221	328,884

		13,585,243

Food Products (1.5%)
Ajinomoto Co., Inc.	7,000	87,785
Archer-Daniels-Midland Co.	6,566	207,880
Aryzta AG*	828	40,909
Associated British Foods plc	3,668	71,577
Barry Callebaut AG (Registered)*	16	16,032
Campbell Soup Co.	1,801	60,964
ConAgra Foods, Inc.	4,137	108,638
Danone S.A.	5,904	411,819
Dean Foods Co.*	1,807	21,883
General Mills, Inc.	6,416	253,111
Golden Agri-Resources Ltd.	65,244	40,743
H.J. Heinz Co.	3,175	170,021
Hershey Co.	1,525	93,528
Hormel Foods Corp.	1,364	40,265
J.M. Smucker Co.	1,130	91,937
Kellogg Co.	2,501	134,129
Kerry Group plc, Class A	1,332	61,644
Kikkoman Corp.	2,000	23,124
Kraft Foods, Inc., Class A	17,685	672,207
Lindt & Spruengli AG	10	32,126
Lindt & Spruengli AG (Registered)	1	37,216
McCormick & Co., Inc. (Non-Voting)	1,309	71,249
Mead Johnson Nutrition Co.	2,014	166,115
MEIJI Holdings Co., Ltd.	669	29,219
Nestle S.A. (Registered)	104,873	6,598,855
Nippon Meat Packers, Inc.	2,000	25,396
Nisshin Seifun Group, Inc.	2,000	24,187
Nissin Foods Holdings Co., Ltd.	600	22,436
Sara Lee Corp.	5,901	127,049
Suedzucker AG	684	21,780
Tate & Lyle plc	4,483	50,552
Toyo Suisan Kaisha Ltd.	1,000	25,964
Tyson Foods, Inc., Class A	2,934	56,186
Unilever N.V. (CVA)	16,323	555,461
Unilever plc	12,892	425,612
Wilmar International Ltd.	19,000	74,062
Yakult Honsha Co., Ltd.	1,000	34,372
Yamazaki Baking Co., Ltd.	1,000	14,329

		11,000,362

Household Products (0.5%)
Clorox Co.	1,305	89,719
Colgate-Palmolive Co.	4,829	472,180
Henkel AG & Co. KGaA	1,330	83,015
Henkel AG & Co. KGaA (Preference)	1,823	133,577
Kimberly-Clark Corp.	3,921	289,723
Procter & Gamble Co.	27,614	1,855,937
Reckitt Benckiser Group plc	6,264	353,981
Unicharm Corp.	1,200	63,356

		3,341,488

Personal Products (0.1%)
Avon Products, Inc.	4,222	81,738
Beiersdorf AG	1,006	65,643
Estee Lauder Cos., Inc., Class A	2,260	139,985
Kao Corp.	5,300	139,079
L’Oreal S.A.	2,383	293,952
Shiseido Co., Ltd.	3,500	60,384

		780,781

Tobacco (0.6%)
Altria Group, Inc.	20,464	631,724
British American Tobacco plc	19,797	997,615
Imperial Tobacco Group plc	10,160	411,961
Japan Tobacco, Inc.	45	253,353
Lorillard, Inc.	1,327	171,820
Philip Morris International, Inc.	17,270	1,530,295
Reynolds American, Inc.	3,331	138,036
Swedish Match AB	2,205	87,789

		4,222,593

Total Consumer Staples		38,492,198

Energy (8.9%)
Energy Equipment & Services (2.1%)
Aker Solutions ASA	1,416	23,957
AMEC plc	3,422	60,646
Baker Hughes, Inc.	82,301	3,451,704
Cameron International Corp.*	2,510	132,603
Cie Generale de Geophysique-Veritas*	1,496	44,274
Diamond Offshore Drilling, Inc.	684	45,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Technologies, Inc.*	2,362	$119,092
Fugro N.V. (CVA)	680	48,447
Halliburton Co.	81,320	2,699,011
Helmerich & Payne, Inc.	1,043	56,270
Nabors Industries Ltd.*	2,808	49,112
National Oilwell Varco, Inc.	4,232	336,317
Noble Corp.*	89,229	3,343,411
Petrofac Ltd.	2,631	73,224
Rowan Cos., Inc.*	1,243	40,932
Saipem S.p.A.	2,597	134,146
SBM Offshore N.V.	126,327	2,581,992
Schlumberger Ltd.	13,393	936,572
Seadrill Ltd.	3,315	124,223
Subsea 7 S.A.*	2,836	75,099
Technip S.A.	1,002	118,041
Tenaris S.A.	4,793	91,412
Transocean Ltd.	3,416	186,372
WorleyParsons Ltd.	1,986	58,898

		14,831,412

Oil, Gas & Consumable Fuels (6.8%)
Alpha Natural Resources, Inc.*	2,233	33,964
Anadarko Petroleum Corp.	4,970	389,350
Apache Corp.	3,876	389,305
BG Group plc	34,077	789,249
BP plc	856,126	6,334,037
Cabot Oil & Gas Corp.	2,058	64,148
Caltex Australia Ltd.	1,643	23,639
Chesapeake Energy Corp.	6,710	155,471
Chevron Corp.	54,486	5,843,079
ConocoPhillips	12,837	975,740
Consol Energy, Inc.	2,223	75,804
Cosmo Oil Co., Ltd.	7,000	19,451
Denbury Resources, Inc.*	3,956	72,118
Devon Energy Corp.	4,032	286,756
El Paso Corp.	7,747	228,924
ENI S.p.A.	178,809	4,194,820
EOG Resources, Inc.	2,697	299,637
EQT Corp.	1,472	70,965
Essar Energy plc*	3,216	7,989
Exxon Mobil Corp.	47,261	4,098,947
Galp Energia SGPS S.A., Class B	2,329	38,330
Gazprom OAO (ADR)	174,420	2,157,575
Hess Corp.	3,031	178,677
Idemitsu Kosan Co., Ltd.	200	19,935
INPEX Corp.	22	148,580
Japan Petroleum Exploration Co.	300	13,972
JX Holdings, Inc.	21,994	136,317
Lundin Petroleum AB*	2,145	45,975
Marathon Oil Corp.	6,989	221,551
Marathon Petroleum Corp.	3,497	151,630
Murphy Oil Corp.	1,903	107,082
Neste Oil Oyj	1,474	18,155
Newfield Exploration Co.*	1,318	45,708
Noble Energy, Inc.	1,785	174,537
Occidental Petroleum Corp.	8,137	774,887
OMV AG	1,659	58,966
Origin Energy Ltd.	10,720	148,243
Peabody Energy Corp.	2,669	77,294
Petroleo Brasileiro S.A. (ADR)	34,300	876,708
Pioneer Natural Resources Co.	1,230	137,256
QEP Resources, Inc.	1,739	53,040
Range Resources Corp.	1,575	91,570
Repsol YPF S.A.	7,970	199,943
Royal Dutch Shell plc, Class A	36,426	1,272,181
Royal Dutch Shell plc, Class B	182,792	6,430,806
Santos Ltd.	9,284	136,944
Showa Shell Sekiyu KK	1,500	9,569
Southwestern Energy Co.*	3,557	108,844
Spectra Energy Corp.	6,555	206,810
Statoil ASA	105,859	2,873,840
Sunoco, Inc.	1,055	40,248
Tesoro Corp.*	1,405	37,710
TonenGeneral Sekiyu KK	3,000	27,619
Total S.A.	117,490	5,992,071
Tullow Oil plc	9,125	222,872
Valero Energy Corp.	5,613	144,647
Williams Cos., Inc.	5,919	182,364
Woodside Petroleum Ltd.	6,396	230,627
WPX Energy, Inc.*	1,973	35,534

		48,182,010

Total Energy		63,013,422

Financials (14.2%)
Capital Markets (1.5%)
3i Group plc	10,008	34,257
Ameriprise Financial, Inc.	2,231	127,457
Bank of New York Mellon Corp.	94,221	2,273,553
BlackRock, Inc.	1,006	206,129
Charles Schwab Corp.	10,693	153,658
Credit Suisse Group AG (Registered)*	92,707	2,642,463
Daiwa Securities Group, Inc.	16,500	65,187
Deutsche Bank AG (Registered)	9,244	459,923
E*TRADE Financial Corp.*	2,519	27,583
Federated Investors, Inc., Class B	903	20,236
Franklin Resources, Inc.	1,434	177,859
GAM Holding AG*	2,083	30,344
Goldman Sachs Group, Inc.	4,961	617,000
ICAP plc	5,375	33,770
Invesco Ltd.	4,542	121,135
Investec plc	5,164	31,577
Julius Baer Group Ltd.*	2,145	86,589
Legg Mason, Inc.	1,301	36,337
Macquarie Group Ltd.	3,528	106,272
Man Group plc	17,650	38,056
Mediobanca S.p.A.	5,531	32,487
Morgan Stanley	54,361	1,067,650
Nomura Holdings, Inc.	36,200	160,072
Northern Trust Corp.	2,383	113,073
Partners Group Holding AG	122	23,800
Ratos AB, Class B	1,978	27,461
SBI Holdings, Inc.	219	20,664
Schroders plc	1,260	31,843
State Street Corp.	4,943	224,907
T. Rowe Price Group, Inc.	2,555	166,842
UBS AG (Registered)*	109,281	1,531,411

		10,689,595

Commercial Banks (4.2%)
Aozora Bank Ltd.	5,000	14,438
Australia & New Zealand Banking Group Ltd.	26,271	632,970
Banca Carige S.p.A.	5,056	6,635
Banca Monte dei Paschi di Siena S.p.A.	46,507	19,606
Banco Bilbao Vizcaya Argentaria S.A.	46,399	369,252
Banco de Sabadell S.A.	19,640	53,488
Banco Espirito Santo S.A. (Registered)	6,555	11,977
Banco Popolare S.c.a.r.l.	17,897	33,942
Banco Popular Espanol S.A.	9,944	35,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Santander S.A.	85,730	$659,731
Bank Hapoalim B.M.	10,146	37,256
Bank Leumi Le-Israel B.M.	12,198	38,411
Bank of East Asia Ltd.	14,800	55,651
Bank of Kyoto Ltd.	3,000	27,220
Bank of Yokohama Ltd.	13,000	65,024
Bankia S.A.*	8,691	31,482
Bankinter S.A.	2,414	12,662
Barclays plc	116,636	438,881
BB&T Corp.	7,069	221,896
Bendigo and Adelaide Bank Ltd.	3,572	28,675
BNP Paribas S.A.	9,651	457,905
BOC Hong Kong Holdings Ltd.	36,500	100,820
CaixaBank	8,233	32,052
Chiba Bank Ltd.	7,000	44,654
Chugoku Bank Ltd.	2,000	27,039
Comerica, Inc.	1,992	64,461
Commerzbank AG*	36,037	91,175
Commonwealth Bank of Australia	15,750	817,363
Credit Agricole S.A.	9,865	61,311
Danske Bank A/S*	6,581	111,462
DBS Group Holdings Ltd.	204,088	2,302,190
DNB ASA	9,819	126,213
Erste Group Bank AG	1,860	42,891
Fifth Third Bancorp	9,387	131,887
First Horizon National Corp.	2,644	27,445
Fukuoka Financial Group, Inc.	7,000	31,038
Gunma Bank Ltd.	4,000	21,409
Hachijuni Bank Ltd.	4,000	23,583
Hang Seng Bank Ltd.	7,700	102,329
Hiroshima Bank Ltd.	5,000	22,834
Hokuhoku Financial Group, Inc.	11,000	20,998
HSBC Holdings plc (Hong Kong Exchange)	319,804	2,820,994
HSBC Holdings plc (London Stock Exchange)	179,174	1,589,995
Huntington Bancshares, Inc./Ohio	8,499	54,818
ICICI Bank Ltd. (ADR)	42,800	1,492,436
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	8,230	12,700
Intesa Sanpaolo S.p.A. (Quote MTF Exchange)	1,329,863	2,383,770
Israel Discount Bank Ltd., Class A*	5,505	7,286
Iyo Bank Ltd.	2,000	17,712
Joyo Bank Ltd.	7,000	32,053
KB Financial Group, Inc. (ADR)	74,675	2,740,572
KBC Groep N.V.	53,784	1,349,274
KeyCorp	9,457	80,384
Lloyds Banking Group plc*	415,553	223,365
M&T Bank Corp.	1,247	108,339
Mitsubishi UFJ Financial Group, Inc.	128,000	637,139
Mizrahi Tefahot Bank Ltd.	1,185	10,677
Mizuho Financial Group, Inc.	229,024	373,544
National Australia Bank Ltd.	21,986	560,245
National Bank of Greece S.A.*	9,518	24,373
Natixis S.A.	8,793	33,833
Nishi-Nippon City Bank Ltd.	6,000	16,963
Nordea Bank AB	26,485	240,798
Oversea-Chinese Banking Corp., Ltd.	25,000	177,399
PNC Financial Services Group, Inc.	5,289	341,088
Raiffeisen Bank International AG	478	16,894
Regions Financial Corp.	12,366	81,492
Resona Holdings, Inc.	18,551	85,392
Royal Bank of Scotland Group plc*	174,385	77,096
Seven Bank Ltd.	6,000	13,121
Shinsei Bank Ltd.	14,000	18,267
Shizuoka Bank Ltd.	6,000	61,761
Skandinaviska Enskilda Banken AB, Class A	14,316	101,704
Societe Generale S.A.	6,538	191,529
Standard Chartered plc	23,860	595,359
Sumitomo Mitsui Financial Group, Inc.	13,477	443,372
Sumitomo Mitsui Trust Holdings, Inc.	31,860	101,619
SunTrust Banks, Inc.	5,396	130,421
Suruga Bank Ltd.	2,000	20,418
Svenska Handelsbanken AB, Class A	4,855	154,769
Swedbank AB, Class A	8,136	126,422
U.S. Bancorp	19,155	606,830
UniCredit S.p.A.	351,246	1,759,524
Unione di Banche Italiane S.c.p.A.	7,829	33,183
United Overseas Bank Ltd.	13,000	189,770
Wells Fargo & Co.	52,867	1,804,879
Westpac Banking Corp.	30,292	686,864
Wing Hang Bank Ltd.	1,500	14,902
Yamaguchi Financial Group, Inc.	2,000	18,171
Zions Bancorp	1,806	38,757

		30,158,205

Consumer Finance (0.8%)
Aeon Credit Service Co., Ltd.	800	12,584
American Express Co.	88,752	5,135,191
Capital One Financial Corp.	5,551	309,413
Credit Saison Co., Ltd.	1,500	30,355
Discover Financial Services	5,330	177,702
SLM Corp.	5,198	81,921

		5,747,166

Diversified Financial Services (2.3%)
ASX Ltd.	1,838	63,209
Bank of America Corp.	235,426	2,253,027
Citigroup, Inc.	88,790	3,245,275
CME Group, Inc.	662	191,537
Deutsche Boerse AG	1,907	128,389
Eurazeo S.A.	266	13,534
Exor S.p.A.	670	16,916
First Pacific Co., Ltd.	18,000	19,957
Groupe Bruxelles Lambert S.A.	766	59,295
Hong Kong Exchanges and Clearing Ltd.	10,300	173,091
Industrivarden AB, Class C	1,149	17,072
ING Groep N.V. (CVA)*	536,977	4,473,890
IntercontinentalExchange, Inc.*	729	100,179
Investment AB Kinnevik, Class B	2,129	49,526
Investor AB, Class B	4,512	100,050
JPMorgan Chase & Co.	113,930	5,238,501
Leucadia National Corp.	1,952	50,947
London Stock Exchange Group plc	1,529	25,288
Mitsubishi UFJ Lease & Finance Co., Ltd.	600	26,386
Moody’s Corp.	1,969	82,895
NASDAQ OMX Group, Inc.*	1,265	32,764
NYSE Euronext	2,577	77,336
ORIX Corp.	1,020	97,354
Pargesa Holding S.A.	235	16,895
Pohjola Bank plc, Class A	1,258	13,934
Singapore Exchange Ltd.	8,000	44,167

		16,611,414

Insurance (3.8%)
ACE Ltd.	41,934	3,069,569
Admiral Group plc	1,922	36,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Aegon N.V.*	17,478	$97,065
Aflac, Inc.	4,640	213,394
Ageas	21,655	47,596
AIA Group Ltd.	84,800	310,675
Allianz SE (Registered)	4,582	546,752
Allstate Corp.	5,035	165,752
American International Group, Inc.*	5,464	168,455
AMP Ltd.	28,201	126,196
Aon Corp.	3,278	160,819
Assicurazioni Generali S.p.A.	11,661	181,028
Assurant, Inc.	858	34,749
Aviva plc	670,913	3,557,410
AXA S.A.‡	17,457	289,400
Baloise Holding AG (Registered)	457	36,805
Berkshire Hathaway, Inc., Class B*	17,637	1,431,243
Chubb Corp.	2,690	185,906
Cincinnati Financial Corp.	1,601	55,250
CNP Assurances S.A.	1,278	19,942
Dai-ichi Life Insurance Co., Ltd.	91	125,665
Delta Lloyd N.V.	1,216	21,375
Genworth Financial, Inc., Class A*	4,833	40,211
Gjensidige Forsikring ASA	2,028	23,949
Hannover Rueckversicherung AG (Registered)	547	32,493
Hartford Financial Services Group, Inc.	4,374	92,204
Insurance Australia Group Ltd.	20,379	71,773
Legal & General Group plc	60,456	126,386
Lincoln National Corp.	2,908	76,655
Loews Corp.	3,105	123,796
Mapfre S.A.	7,458	24,011
Marsh & McLennan Cos., Inc.	5,400	177,066
MetLife, Inc.	10,571	394,827
MS&AD Insurance Group Holdings, Inc.	5,711	117,228
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,505	2,639,313
NKSJ Holdings, Inc.	43,675	976,184
Old Mutual plc	54,989	139,496
Principal Financial Group, Inc.	2,951	87,084
Progressive Corp.	138,509	3,210,639
Prudential Financial, Inc.	4,716	298,947
Prudential plc	25,260	302,015
QBE Insurance Group Ltd.	10,999	161,443
RenaissanceReinsurance Holdings Ltd.	31,570	2,390,796
Resolution Ltd.	14,710	61,480
RSA Insurance Group plc	35,192	58,879
Sampo Oyj, Class A	4,115	118,929
SCOR SE	1,595	43,098
Sony Financial Holdings, Inc.	1,600	28,416
Standard Life plc	23,063	84,735
SunCorp Group Ltd.	13,054	113,585
Swiss Life Holding AG (Registered)*	274	32,600
Swiss Reinsurance Co., Ltd.*	42,398	2,707,704
T&D Holdings, Inc.	6,100	70,677
Tokio Marine Holdings, Inc.	7,200	197,550
Torchmark Corp.	1,043	51,994
Travelers Cos., Inc.	3,950	233,840
Tryg A/S	183	10,318
Unum Group	3,016	73,832
Vienna Insurance Group AG	387	17,069
XL Group plc	3,068	66,545
Zurich Financial Services AG*	1,461	392,643

		26,751,947

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	3,929	247,606
Apartment Investment & Management Co. (REIT), Class A	1,152	30,424
Ascendas Real Estate Investment Trust (REIT)	19,000	30,532
AvalonBay Communities, Inc. (REIT)	973	137,533
Boston Properties, Inc. (REIT)	1,506	158,115
British Land Co. plc (REIT)	8,908	68,378
Capital Shopping Centres Group plc (REIT)	5,111	27,092
CapitaMall Trust (REIT)	19,000	27,282
CFS Retail Property Trust (REIT)	19,312	35,808
Corio N.V. (REIT)	561	29,591
Dexus Property Group (REIT)	44,524	40,125
Equity Residential (REIT)	2,986	186,983
Fonciere des Regions (REIT)	306	24,581
Gecina S.A. (REIT)	237	24,762
Goodman Group (REIT)	68,843	49,205
GPT Group (REIT)	17,071	55,171
Hammerson plc (REIT)	7,244	48,155
HCP, Inc. (REIT)	4,096	161,628
Health Care REIT, Inc. (REIT)	2,106	115,746
Host Hotels & Resorts, Inc. (REIT)	7,150	117,403
ICADE (REIT)	209	18,645
Japan Prime Realty Investment Corp. (REIT)	6	17,245
Japan Real Estate Investment Corp. (REIT)	5	44,038
Japan Retail Fund Investment Corp. (REIT)	19	28,212
Kimco Realty Corp. (REIT)	3,997	76,982
Klepierre S.A. (REIT)	1,092	37,866
Land Securities Group plc (REIT)	7,797	90,105
Link REIT (REIT)	22,500	83,735
Mirvac Group (REIT)	35,494	43,017
Nippon Building Fund, Inc. (REIT)	6	56,977
Nomura Real Estate Office Fund, Inc. (REIT)	3	17,851
Plum Creek Timber Co., Inc. (REIT)	1,591	66,122
ProLogis, Inc. (REIT)	4,681	168,610
Public Storage (REIT)	1,415	195,510
Segro plc (REIT)	8,407	31,573
Simon Property Group, Inc. (REIT)	3,070	447,238
Stockland Corp., Ltd. (REIT)	23,156	70,519
Unibail-Rodamco S.A. (REIT)	943	188,589
Ventas, Inc. (REIT)	2,939	167,817
Vornado Realty Trust (REIT)	1,830	154,086
Westfield Group (REIT)	21,766	199,084
Westfield Retail Trust (REIT)	29,096	77,759
Weyerhaeuser Co. (REIT)	5,300	116,176

		4,013,876

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	700	16,263
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	26,000	64,532
CapitaMalls Asia Ltd.	12,361	16,078
CBRE Group, Inc., Class A*	3,223	64,331
Cheung Kong Holdings Ltd.	155,560	2,009,216
City Developments Ltd.	5,000	45,145
Daito Trust Construction Co., Ltd.	700	62,837
Daiwa House Industry Co., Ltd.	5,000	66,087
Global Logistic Properties Ltd.*	18,000	31,502
Hang Lung Group Ltd.	9,000	58,238
Hang Lung Properties Ltd.	25,000	91,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Henderson Land Development Co., Ltd.	9,000	$49,662
Hysan Development Co., Ltd.	6,000	24,029
Immofinanz AG*	10,104	36,708
Keppel Land Ltd.	7,000	19,323
Kerry Properties Ltd.	7,000	31,505
Lend Lease Group	5,415	41,900
Mitsubishi Estate Co., Ltd.	13,000	231,823
Mitsui Fudosan Co., Ltd.	8,000	153,002
New World Development Co., Ltd.	39,000	46,857
Nomura Real Estate Holdings, Inc.	1,000	17,627
NTT Urban Development Corp.	12	9,772
Sino Land Co., Ltd.	28,600	45,668
Sumitomo Realty & Development Co., Ltd.	4,000	96,412
Sun Hung Kai Properties Ltd.	14,000	173,974
Swire Pacific Ltd., Class A	178,260	1,998,253
Swire Properties Ltd.*	516,332	1,283,258
Tokyu Land Corp.	4,000	19,572
UOL Group Ltd.	4,000	15,083
Wharf Holdings Ltd.	15,400	83,688
Wheelock & Co., Ltd.	10,000	30,133

		6,934,068

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,184	37,895
People’s United Financial, Inc.	3,632	48,088

		85,983

Total Financials		100,992,254

Health Care (13.0%)
Biotechnology (1.9%)
Actelion Ltd. (Registered)*	1,102	40,286
Amgen, Inc.	114,738	7,801,037
Biogen Idec, Inc.*	11,218	1,413,131
Celgene Corp.*	4,432	343,569
CSL Ltd.	5,309	197,371
Gilead Sciences, Inc.*	80,967	3,955,238
Grifols S.A.*	1,393	29,725

		13,780,357

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	5,639	337,099
Becton, Dickinson and Co.	2,111	163,919
Boston Scientific Corp.*	14,178	84,784
C.R. Bard, Inc.	839	82,826
CareFusion Corp.*	2,195	56,916
Cie Generale d’Optique Essilor
International S.A.	2,004	178,619
Cochlear Ltd.	626	40,139
Coloplast A/S, Class B	229	39,648
Covidien plc	98,062	5,362,030
DENTSPLY International, Inc.	1,406	56,423
Edwards Lifesciences Corp.*	1,132	82,330
Getinge AB, Class B	1,891	53,851
Intuitive Surgical, Inc.*	395	213,991
Medtronic, Inc.	109,200	4,279,548
Olympus Corp.*	2,300	37,625
Smith & Nephew plc	9,134	92,553
Sonova Holding AG (Registered)*	503	55,889
St. Jude Medical, Inc.	3,178	140,817
Straumann Holding AG (Registered)*	95	16,165
Stryker Corp.	3,212	178,202
Synthes, Inc.(m)	657	113,976
Sysmex Corp.	800	32,282
Terumo Corp.	1,700	81,231
Varian Medical Systems, Inc.*	1,104	76,132
William Demant Holding A/S*	189	17,614
Zimmer Holdings, Inc.	1,785	114,740

		11,989,349

Health Care Providers & Services (1.0%)
Aetna, Inc.	3,573	179,222
Alfresa Holdings Corp.	300	14,262
AmerisourceBergen Corp.	2,574	102,136
Cardinal Health, Inc.	3,450	148,729
Celesio AG	666	12,053
Cigna Corp.	2,866	141,151
Coventry Health Care, Inc.	1,462	52,003
DaVita, Inc.*	957	86,293
Express Scripts, Inc.*	4,908	265,915
Fresenius Medical Care AG & Co. KGaA	2,084	147,699
Fresenius SE & Co. KGaA	1,167	119,674
Humana, Inc.	1,664	153,887
Laboratory Corp. of America Holdings*	987	90,350
McKesson Corp.	2,445	214,598
Medco Health Solutions, Inc.*	3,919	275,506
Medipal Holdings Corp.	1,700	22,018
Miraca Holdings, Inc.	500	19,512
Patterson Cos., Inc.	952	31,797
Quest Diagnostics, Inc.	63,447	3,879,784
Ramsay Health Care Ltd.	1,288	26,083
Sonic Healthcare Ltd.	3,642	47,233
Suzuken Co., Ltd.	600	18,499
Tenet Healthcare Corp.*	3,879	20,597
UnitedHealth Group, Inc.	10,487	618,104
WellPoint, Inc.	3,364	248,263

		6,935,368

Health Care Technology (0.0%)
Cerner Corp.*	1,474	112,260

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	3,450	153,560
Life Technologies Corp.*	1,776	86,704
Lonza Group AG (Registered)*	23,017	1,189,734
PerkinElmer, Inc.	1,119	30,952
QIAGEN N.V.*	2,158	33,602
Thermo Fisher Scientific, Inc.	3,677	207,309
Waters Corp.*	906	83,950

		1,785,811

Pharmaceuticals (8.1%)
Abbott Laboratories	15,762	966,053
Allergan, Inc.	3,028	288,962
Astellas Pharma, Inc.	4,500	184,850
AstraZeneca plc	13,121	583,230
Bayer AG (Registered)	39,337	2,766,938
Bristol-Myers Squibb Co.	16,969	572,704
Chugai Pharmaceutical Co., Ltd.	2,100	38,717
Daiichi Sankyo Co., Ltd.	6,600	120,246
Dainippon Sumitomo Pharma Co., Ltd.	1,700	18,013
Eisai Co., Ltd.	2,500	99,372
Elan Corp. plc*	4,704	68,854
Eli Lilly and Co.	10,195	410,553
Forest Laboratories, Inc.*	2,624	91,027
GlaxoSmithKline plc	350,055	7,819,185
Hisamitsu Pharmaceutical Co., Inc.	600	28,452
Hospira, Inc.*	1,644	61,469
Johnson & Johnson	27,520	1,815,219
Kyowa Hakko Kirin Co., Ltd.	3,000	33,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	166,478	$6,392,755
Merck KGaA	23,894	2,644,359
Mitsubishi Tanabe Pharma Corp.	2,200	30,859
Mylan, Inc.*	4,279	100,343
Novartis AG (Registered)	92,619	5,126,006
Novo Nordisk A/S, Class B	4,239	586,903
Ono Pharmaceutical Co., Ltd.	800	44,557
Orion Oyj, Class B	1,075	21,248
Otsuka Holdings Co., Ltd.	2,500	74,000
Perrigo Co.	938	96,905
Pfizer, Inc.	395,246	8,956,274
Roche Holding AG	38,071	6,625,628
Sanofi S.A.	122,547	9,517,165
Santen Pharmaceutical Co., Ltd.	700	29,896
Shionogi & Co., Ltd.	3,000	41,464
Shire plc	5,689	183,811
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,320
Takeda Pharmaceutical Co., Ltd.	7,900	347,898
Teva Pharmaceutical Industries Ltd.	9,476	418,976
Tsumura & Co.	700	20,221
UCB S.A.	942	40,643
Watson Pharmaceuticals, Inc.*	1,318	88,385

		57,379,805

Total Health Care		91,982,950

Industrials (9.3%)
Aerospace & Defense (1.3%)
BAE Systems plc	396,886	1,903,823
Boeing Co.	7,502	557,924
Cobham plc	11,806	43,263
Elbit Systems Ltd.	186	7,216
Embraer S.A. (ADR)	53,850	1,722,123
European Aeronautic Defence and Space Co. N.V.	4,142	169,620
Finmeccanica S.p.A.	3,870	20,955
General Dynamics Corp.	3,591	263,508
Goodrich Corp.	1,279	160,438
Honeywell International, Inc.	7,736	472,283
L-3 Communications Holdings, Inc.	994	70,345
Lockheed Martin Corp.	2,648	237,949
Meggitt plc	7,423	47,955
Northrop Grumman Corp.	2,525	154,227
Precision Castparts Corp.	1,448	250,359
Raytheon Co.	3,437	181,405
Rockwell Collins, Inc.	1,530	88,067
Rolls-Royce Holdings plc*	18,888	245,316
Safran S.A.	1,671	61,409
Singapore Technologies Engineering Ltd.	17,000	43,952
Textron, Inc.	2,881	80,178
Thales S.A.	41,721	1,561,351
United Technologies Corp.	9,146	758,569

		9,102,235

Air Freight & Logistics (1.5%)
C.H. Robinson Worldwide, Inc.	1,638	107,273
Deutsche Post AG (Registered)	108,016	2,079,520
Expeditors International of Washington, Inc.	2,091	97,252
FedEx Corp.	40,414	3,716,471
TNT Express N.V.	3,661	45,214
Toll Holdings Ltd.	6,728	40,909
United Parcel Service, Inc., Class B	56,689	4,575,936
Yamato Holdings Co., Ltd.	4,000	61,810

		10,724,385

Airlines (0.2%)
All Nippon Airways Co., Ltd.	9,000	27,184
Cathay Pacific Airways Ltd.	12,000	22,221
Deutsche Lufthansa AG (Registered)	82,285	1,151,758
International Consolidated Airlines Group S.A.*	9,474	27,280
Qantas Airways Ltd.*	11,067	20,463
Singapore Airlines Ltd.	5,000	42,838
Southwest Airlines Co.	7,660	63,119

		1,354,863

Building Products (0.1%)
Asahi Glass Co., Ltd.	10,000	84,813
Assa Abloy AB, Class B	3,195	100,354
Cie de Saint-Gobain S.A.	4,005	178,859
Daikin Industries Ltd.	2,300	62,606
Geberit AG (Registered)*	388	81,193
JS Group Corp.	2,700	56,532
Masco Corp.	3,533	47,236
Nippon Sheet Glass Co., Ltd.	9,000	13,809
TOTO Ltd.	3,000	22,581

		647,983

Commercial Services & Supplies (0.4%)
Aggreko plc	2,560	92,131
Avery Dennison Corp.	1,063	32,028
Babcock International Group plc	3,659	46,616
Brambles Ltd.	14,688	108,023
Cintas Corp.	1,107	43,306
Dai Nippon Printing Co., Ltd.	6,000	61,327
Edenred	1,638	49,285
G4S plc	14,589	63,588
Iron Mountain, Inc.	1,804	51,955
Pitney Bowes, Inc.	2,002	35,195
R.R. Donnelley & Sons Co.	1,678	20,790
Rentokil Initial plc*	1,356,650	1,852,062
Republic Services, Inc.	3,206	97,975
Secom Co., Ltd.	2,100	102,755
Securitas AB, Class B	2,956	28,506
Serco Group plc	5,060	43,907
Societe BIC S.A.	302	30,305
Stericycle, Inc.*	842	70,425
Toppan Printing Co., Ltd.	6,000	46,829
Waste Management, Inc.	4,685	163,788

		3,040,796

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,334	34,142
Balfour Beatty plc	7,172	32,752
Bouygues S.A.	1,929	58,992
Chiyoda Corp.	2,000	25,396
Eiffage S.A.	408	15,786
Ferrovial S.A.	3,688	42,389
Fluor Corp.	1,719	103,209
Fomento de Construcciones y Contratas S.A.	558	12,465
Hochtief AG	427	25,906
Jacobs Engineering Group, Inc.*	1,247	55,329
JGC Corp.	2,000	61,979
Kajima Corp.	9,000	27,401
Kinden Corp.	1,000	7,720
Koninklijke Boskalis Westminster N.V.	748	28,098
Leighton Holdings Ltd.	1,453	32,089
Obayashi Corp.	7,000	30,530
Quanta Services, Inc.*	2,126	44,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shimizu Corp.	6,000	$24,067
Skanska AB, Class B	4,162	72,158
Taisei Corp.	11,000	28,706
VInci S.A.	4,538	236,646

		1,000,193

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	22,042	452,219
Alstom S.A.	2,007	78,321
Cooper Industries plc	1,555	99,442
Emerson Electric Co.	7,337	382,845
Fuji Electric Holdings Co., Ltd.	6,000	15,803
Furukawa Electric Co., Ltd.	7,000	18,606
GS Yuasa Corp.	3,000	16,455
Legrand S.A.	2,176	80,070
Mabuchi Motor Co., Ltd.	300	13,610
Mitsubishi Electric Corp.	19,000	168,032
Nidec Corp.	1,100	100,205
NV Bekaert S.A.	387	12,468
Prysmian S.p.A.	1,993	35,033
Rockwell Automation, Inc.	1,456	116,043
Roper Industries, Inc.	994	98,565
Schneider Electric S.A.	4,898	320,025
Sumitomo Electric Industries Ltd.	7,300	99,926
Ushio, Inc.	1,300	18,266
Vestas Wind Systems A/S*	2,037	20,664

		2,146,598

Industrial Conglomerates (3.1%)
3M Co.	6,965	621,348
Citic Pacific Ltd.	705,800	1,188,823
Danaher Corp.	5,756	322,336
Delek Group Ltd.	44	8,607
Fraser and Neave Ltd.	10,000	53,299
General Electric Co.	317,780	6,377,845
Hopewell Holdings Ltd.	5,000	13,714
Hutchison Whampoa Ltd.	21,000	209,850
Keppel Corp., Ltd.	14,300	125,020
Koninklijke Philips Electronics N.V.	109,867	2,227,250
NWS Holdings Ltd.	13,000	19,888
Orkla ASA	7,721	61,093
SembCorp Industries Ltd.	9,000	37,803
Siemens AG (Registered)	57,952	5,842,395
Smiths Group plc	4,021	67,660
Tyco International Ltd.	83,177	4,672,884
Wendel S.A.	332	28,361

		21,878,176

Machinery (0.8%)
Alfa Laval AB	3,478	71,549
Amada Co., Ltd.	3,000	20,225
Atlas Copco AB, Class A	6,876	166,397
Atlas Copco AB, Class B	3,936	84,838
Caterpillar, Inc.	6,513	693,765
Cosco Corp., (Singapore) Ltd.	11,000	10,195
Cummins, Inc.	1,935	232,277
Deere & Co.	4,036	326,512
Dover Corp.	1,839	115,747
Eaton Corp.	3,358	167,329
FANUC Corp.	1,900	336,982
Fiat Industrial S.p.A.*	7,802	83,244
Flowserve Corp.	550	63,531
GEA Group AG	1,841	63,495
Hino Motors Ltd.	2,000	14,450
Hitachi Construction Machinery Co., Ltd.	900	19,909
IHI Corp.	13,000	32,826
Illinois Tool Works, Inc.	4,807	274,576
Ingersoll-Rand plc	2,962	122,479
Invensys plc	8,319	26,479
Japan Steel Works Ltd.	3,000	20,551
Joy Global, Inc.	1,034	75,999
JTEKT Corp.	2,300	27,538
Kawasaki Heavy Industries Ltd.	13,000	39,737
Komatsu Ltd.	9,500	270,756
Kone Oyj, Class B	1,573	87,630
Kubota Corp.	12,000	115,259
Kurita Water Industries Ltd.	1,100	26,952
Makita Corp.	1,200	48,133
MAN SE	637	84,812
Metso Oyj	1,323	56,552
Mitsubishi Heavy Industries Ltd.	30,000	145,343
Nabtesco Corp.	900	18,463
NGK Insulators Ltd.	3,000	42,805
NSK Ltd.	4,000	30,784
NTN Corp.	4,000	16,914
PACCAR, Inc.	3,588	168,026
Pall Corp.	1,148	68,455
Parker Hannifin Corp.	1,530	129,362
Sandvik AB	9,859	142,316
Scania AB, Class B	3,147	65,453
Schindler Holding AG	493	59,311
Schindler Holding AG (Registered)	198	23,667
SembCorp Marine Ltd.	8,000	33,602
SKF AB, Class B	4,029	98,353
SMC Corp.	500	79,497
Snap-on, Inc.	572	34,875
Stanley Black & Decker, Inc.	1,730	133,141
Sulzer AG (Registered)	243	34,537
Sumitomo Heavy Industries Ltd.	5,000	27,788
THK Co., Ltd.	1,400	28,467
Vallourec S.A.	1,102	69,813
Volvo AB, Class B	13,864	202,015
Wartsila Oyj	1,638	61,781
Weir Group plc	2,105	59,393
Xylem, Inc.	1,808	50,172
Yangzijiang Shipbuilding Holdings Ltd.	19,735	20,880
Zardoya Otis S.A.	1,346	17,431

		5,643,368

Marine (0.0%)
A. P. Moller—Maersk A/S, Class A	5	36,777
A. P. Moller—Maersk A/S, Class B	13	100,375
Kawasaki Kisen Kaisha Ltd.*	6,000	13,193
Kuehne + Nagel International AG (Registered)	513	69,389
Mitsui O.S.K. Lines Ltd.	11,000	47,843
Neptune Orient Lines Ltd.	12,750	14,352
Nippon Yusen KK	16,000	50,260
Orient Overseas International Ltd.	2,000	14,230

		346,419

Professional Services (0.5%)
Adecco S.A. (Registered)*	18,905	990,591
Bureau Veritas S.A.	549	48,325
Campbell Brothers Ltd.	633	44,082
Capita Group plc	6,426	75,289
Dun & Bradstreet Corp.	493	41,772
Equifax, Inc.	1,215	53,776
Experian plc	9,991	155,731
Intertek Group plc	1,618	64,985
Randstad Holding N.V.	55,127	2,079,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	1,449	$43,905
SGS S.A. (Registered)	56	108,935

		3,707,353

Road & Rail (0.3%)
Asciano Ltd.	10,433	52,954
Central Japan Railway Co.	15	123,595
ComfortDelGro Corp., Ltd.	16,000	19,856
CSX Corp.	10,478	225,487
DSV A/S	1,913	43,372
East Japan Railway Co.	3,397	213,826
Keikyu Corp.	5,000	43,736
Keio Corp.	6,000	42,987
Keisei Electric Railway Co., Ltd.	3,000	23,197
Kintetsu Corp.	16,000	60,892
MTR Corp.	14,000	50,119
Nippon Express Co., Ltd.	9,000	35,121
Norfolk Southern Corp.	3,278	215,791
Odakyu Electric Railway Co., Ltd.	6,000	56,687
QR National Ltd.	17,012	65,730
Ryder System, Inc.	509	26,875
Tobu Railway Co., Ltd.	11,000	58,342
Tokyu Corp.	11,000	52,229
Union Pacific Corp.	4,797	515,581
West Japan Railway Co.	1,700	68,292

		1,994,669

Trading Companies & Distributors (0.6%)
Brenntag AG	442	54,128
Bunzl plc	3,383	54,328
Fastenal Co.	2,932	158,621
ITOCHU Corp.	15,000	163,646
Marubeni Corp.	16,000	115,404
Mitsubishi Corp.	14,100	327,075
Mitsui & Co., Ltd.	17,600	288,549
Noble Group Ltd.	38,818	42,615
Sojitz Corp.	12,600	22,530
Sumitomo Corp.	11,300	163,281
Toyota Tsusho Corp.	2,100	42,751
W.W. Grainger, Inc.	604	129,745
Wolseley plc	65,755	2,507,375

		4,070,048

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,904	66,464
Aeroports de Paris S.A.	372	30,532
Atlantia S.p.A.	3,176	52,736
Auckland International Airport Ltd.	9,394	18,922
Fraport AG	389	24,358
Groupe Eurotunnel S.A. (Registered)	5,384	46,760
Hutchison Port Holdings Trust, Class U	53,000	40,545
Kamigumi Co., Ltd.	3,000	24,828
Koninklijke Vopak N.V.	719	41,421
Mitsubishi Logistics Corp.	1,000	11,804
Sydney Airport	3,388	10,072
Transurban Group	12,922	74,958

		443,400

Total Industrials		66,100,486

Information Technology (12.8%)
Communications Equipment (2.0%)
Alcatel-Lucent S.A.*	24,031	54,646
Brocade Communications Systems, Inc.*	397,720	2,286,890
Cisco Systems, Inc.	369,922	7,823,850
F5 Networks, Inc.*	796	107,428
Harris Corp.	1,193	53,780
JDS Uniphase Corp.*	2,192	31,762
Juniper Networks, Inc.*	5,277	120,738
Motorola Mobility Holdings, Inc.*	2,596	101,867
Motorola Solutions, Inc.	2,957	150,304
Nokia Oyj	37,778	205,670
QUALCOMM, Inc.	16,956	1,153,347
Telefonaktiebolaget LM Ericsson, Class B	218,271	2,261,628

		14,351,910

Computers & Peripherals (1.5%)
Apple, Inc.*	9,348	5,603,846
Dell, Inc.*	107,392	1,782,707
EMC Corp.*	20,580	614,930
Fujitsu Ltd.	18,000	94,817
Hewlett-Packard Co.	88,914	2,118,821
Lexmark International, Inc., Class A	773	25,695
NEC Corp.*	25,000	52,253
NetApp, Inc.*	3,629	162,470
SanDisk Corp.*	2,439	120,950
Seiko Epson Corp.	1,100	15,416
Toshiba Corp.	40,000	175,909
Western Digital Corp.*	2,286	94,618

		10,862,432

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	1,599	95,572
Citizen Holdings Co., Ltd.	2,400	15,194
Corning, Inc.	15,296	215,368
Flextronics International Ltd.*	469,740	3,396,220
FLIR Systems, Inc.	1,600	40,496
Foxconn International Holdings Ltd.*	27,015	19,238
Fujifilm Holdings Corp.	4,600	107,872
Hamamatsu Photonics KK	700	26,429
Hexagon AB, Class B	2,736	53,100
Hirose Electric Co., Ltd.	300	31,497
Hitachi High-Technologies Corp.	800	19,089
Hitachi Ltd.	45,400	291,258
Hoya Corp.	4,500	101,069
Ibiden Co., Ltd.	1,200	30,692
Jabil Circuit, Inc.	1,934	48,582
Keyence Corp.	440	103,448
Kyocera Corp.	1,500	137,369
Molex, Inc.	1,363	38,328
Murata Manufacturing Co., Ltd.	2,100	124,447
Nippon Electric Glass Co., Ltd.	4,000	34,747
Omron Corp.	2,000	43,011
Shimadzu Corp.	2,000	18,050
TDK Corp.	1,300	73,662
TE Connectivity Ltd.	52,952	1,945,986
Yaskawa Electric Corp.	2,000	18,799
Yokogawa Electric Corp.	2,200	22,247

		7,051,770

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,846	67,748
DeNA Co., Ltd.	1,000	27,703
eBay, Inc.*	11,438	421,948
Google, Inc., Class A*	2,543	1,630,673
Gree, Inc.	900	22,715
United Internet AG (Registered)	957	18,035
VeriSign, Inc.	1,542	59,120
Yahoo! Japan Corp.	137	44,326
Yahoo!, Inc.*	12,190	185,532

		2,477,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.4%)
Accenture plc, Class A	82,845	$5,343,502
Amadeus IT Holding S.A., Class A	2,952	55,710
AtoS	552	31,837
Automatic Data Processing, Inc.	4,897	270,265
Cap Gemini S.A.	1,408	63,021
Cognizant Technology Solutions Corp., Class A*	3,068	236,083
Computer Sciences Corp.	1,521	45,539
Computershare Ltd.	4,068	37,925
Fidelity National Information Services, Inc.	2,304	76,308
Fiserv, Inc.*	1,368	94,925
Indra Sistemas S.A.	1,191	14,595
International Business Machines Corp.	11,620	2,424,513
ITOCHU Techno-Solutions Corp.	300	13,429
Mastercard, Inc., Class A	1,060	445,772
Nomura Research Institute Ltd.	1,000	24,804
NTT Data Corp.	13	45,689
Otsuka Corp.	100	8,131
Paychex, Inc.	3,169	98,207
SAIC, Inc.*	2,898	38,254
Teradata Corp.*	1,659	113,061
Total System Services, Inc.	1,603	36,981
Visa, Inc., Class A	4,992	589,056
Western Union Co.	6,091	107,202

		10,214,809

Office Electronics (0.1%)
Brother Industries Ltd.	2,600	35,245
Canon, Inc.	11,300	533,804
Konica Minolta Holdings, Inc.	4,500	39,308
Neopost S.A.	359	23,088
Ricoh Co., Ltd.	7,000	68,080
Xerox Corp.	13,214	106,769

		806,294

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	5,679	45,545
Advantest Corp.	1,500	23,632
Altera Corp.	3,286	130,848
Analog Devices, Inc.	2,934	118,534
Applied Materials, Inc.	13,017	161,931
ARM Holdings plc	13,980	132,377
ASM Pacific Technology Ltd.	2,100	30,639
ASML Holding N.V.	4,325	216,194
Broadcom Corp., Class A*	4,972	195,400
First Solar, Inc.*	586	14,679
Infineon Technologies AG	10,702	109,419
Intel Corp.	50,109	1,408,564
KLA-Tencor Corp.	1,650	89,793
Linear Technology Corp.	2,369	79,835
LSI Corp.*	5,692	49,406
Microchip Technology, Inc.	1,988	73,954
Micron Technology, Inc.*	9,956	80,644
Novellus Systems, Inc.*	691	34,488
NVIDIA Corp.*	5,992	92,217
Rohm Co., Ltd.	1,000	49,354
Samsung Electronics Co., Ltd. (GDR)(m)	14,610	8,261,955
STMicroelectronics N.V.	6,439	52,617
Sumco Corp.*	1,400	17,033
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	305,773	4,672,211
Teradyne, Inc.*	1,785	30,149
Texas Instruments, Inc.	11,538	387,792
Tokyo Electron Ltd.	1,700	97,251
Xilinx, Inc.	2,576	93,844

		16,750,305

Software (4.0%)
Adobe Systems, Inc.*	4,963	170,280
Autodesk, Inc.*	2,237	94,670
BMC Software, Inc.*	1,631	65,501
CA, Inc.	3,742	103,129
Citrix Systems, Inc.*	1,849	145,905
Dassault Systemes S.A.	607	55,851
Electronic Arts, Inc.*	3,298	54,351
Intuit, Inc.	2,919	175,519
Konami Corp.	1,000	28,344
Microsoft Corp.	314,164	10,131,789
NICE Systems Ltd.*	705	27,636
Nintendo Co., Ltd.	9,510	1,430,464
Oracle Corp.	187,179	5,458,140
Oracle Corp. Japan	300	11,399
Red Hat, Inc.*	1,904	114,031
Sage Group plc	13,544	64,818
Salesforce.com, Inc.*	1,378	212,915
SAP AG	102,536	7,160,348
Square Enix Holdings Co., Ltd.	600	12,599
Symantec Corp.*	92,005	1,720,493
Trend Micro, Inc.	47,600	1,462,448

		28,700,630

Total Information Technology		91,215,950

Materials (3.5%)
Chemicals (1.3%)
Air Liquide S.A.	2,860	381,286
Air Products and Chemicals, Inc.	2,120	194,616
Air Water, Inc.	1,000	12,903
Airgas, Inc.	676	60,144
Akzo Nobel N.V.	40,130	2,369,391
Arkema S.A.	558	51,998
Asahi Kasei Corp.	13,000	80,259
BASF SE	9,169	802,080
CF Industries Holdings, Inc.	649	118,540
Daicel Chemical Industries Ltd.	3,000	19,319
Denki Kagaku Kogyo KK	4,000	15,996
Dow Chemical Co.	11,813	409,202
E.I. du Pont de Nemours & Co.	9,344	494,298
Eastman Chemical Co.	1,396	72,159
Ecolab, Inc.	2,886	178,124
FMC Corp.	713	75,478
Givaudan S.A. (Registered)*	84	80,957
Hitachi Chemical Co., Ltd.	900	16,202
Incitec Pivot Ltd.	15,537	50,696
International Flavors & Fragrances, Inc.	786	46,060
Israel Chemicals Ltd.	4,652	52,926
Israel Corp., Ltd.	27	18,176
Johnson Matthey plc	2,214	83,539
JSR Corp.	1,800	36,231
K+S AG (Registered)	1,732	90,609
Kaneka Corp.	3,000	18,086
Kansai Paint Co., Ltd.	2,000	20,176
Koninklijke DSM N.V.	1,578	91,307
Kuraray Co., Ltd.	3,500	49,517
Lanxess AG	832	68,775
Linde AG	1,702	305,423
Mitsubishi Chemical Holdings Corp.	13,000	69,421
Mitsubishi Gas Chemical Co., Inc.	4,000	26,725
Mitsui Chemicals, Inc.	9,000	27,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Monsanto Co.	5,374	$428,630
Mosaic Co.	2,954	163,327
Nitto Denko Corp.	1,700	68,497
Novozymes A/S, Class B	2,275	66,258
Orica Ltd.	3,682	106,678
PPG Industries, Inc.	1,521	145,712
Praxair, Inc.	2,992	343,003
Sherwin-Williams Co.	882	95,847
Shin-Etsu Chemical Co., Ltd.	4,100	236,777
Showa Denko KK	15,000	34,070
Sigma-Aldrich Corp.	1,194	87,234
Sika AG	21	45,457
Solvay S.A.	579	68,549
Sumitomo Chemical Co., Ltd.	15,000	63,791
Syngenta AG (Registered)*	936	323,613
Taiyo Nippon Sanso Corp.	3,000	21,167
Teijin Ltd.	9,000	30,228
Toray Industries, Inc.	15,000	111,272
Tosoh Corp.	4,000	11,115
Ube Industries Ltd.	10,000	27,184
Wacker Chemie AG	147	12,961
Yara International ASA	1,850	88,232

		9,067,513

Construction Materials (0.5%)
Boral Ltd.	7,301	30,478
Cimpor Cimentos de Portugal SGPS S.A.	1,664	11,097
CRH plc	160,581	3,276,752
Fletcher Building Ltd.	7,129	39,343
HeidelbergCement AG	1,391	84,197
Holcim Ltd. (Registered)*	2,473	161,360
Imerys S.A.	317	19,275
James Hardie Industries SE (CDI)	4,225	33,611
Lafarge S.A.	1,995	95,214
Vulcan Materials Co.	1,273	54,395

		3,805,722

Containers & Packaging (0.3%)
Amcor Ltd.	12,344	95,132
Ball Corp.	1,544	66,207
Bemis Co., Inc.	1,065	34,389
Owens-Illinois, Inc.*	1,610	37,577
Rexam plc	249,873	1,710,995
Sealed Air Corp.	1,917	37,017
Toyo Seikan Kaisha Ltd.	1,800	25,814

		2,007,131

Metals & Mining (1.3%)
Acerinox S.A.	818	10,514
Alcoa, Inc.	10,484	105,050
Allegheny Technologies, Inc.	1,055	43,434
Alumina Ltd.	22,545	28,841
Anglo American plc	13,343	498,766
Antofagasta plc	4,067	74,939
ArcelorMittal S.A.	8,605	164,458
BHP Billiton Ltd.	32,150	1,152,602
BHP Billiton plc	21,293	649,659
Boliden AB	2,865	44,994
Cliffs Natural Resources, Inc.	1,459	101,050
Daido Steel Co., Ltd.	3,000	20,768
Eurasian Natural Resources Corp.	2,636	24,981
Fortescue Metals Group Ltd.	13,210	79,502
Freeport-McMoRan Copper & Gold, Inc.	9,458	359,782
Fresnillo plc	1,730	44,219
Glencore International plc	13,496	84,059
Hitachi Metals Ltd.	2,000	24,840
Iluka Resources Ltd.	4,216	77,691
JFE Holdings, Inc.	4,700	100,962
Kazakhmys plc	2,207	32,053
Kobe Steel Ltd.	25,000	40,474
Lonmin plc	1,587	25,942
Lynas Corp., Ltd.*	17,062	19,353
Maruichi Steel Tube Ltd.	500	11,671
Mitsubishi Materials Corp.	11,000	34,819
Newcrest Mining Ltd.	7,612	234,024
Newmont Mining Corp.	4,954	253,992
Nippon Steel Corp.	51,000	139,869
Nisshin Steel Co., Ltd.	6,000	10,076
Norsk Hydro ASA	9,242	50,326
Nucor Corp.	3,236	138,986
OZ Minerals Ltd.	3,366	34,030
POSCO (ADR)	15,510	1,298,187
Randgold Resources Ltd.	929	79,795
Rio Tinto Ltd.	4,362	295,502
Rio Tinto plc	13,797	760,474
Salzgitter AG	334	18,306
Sims Metal Management Ltd.	1,882	28,638
SSAB AB, Class A	1,472	13,917
Sumitomo Metal Industries Ltd.	33,000	66,582
Sumitomo Metal Mining Co., Ltd.	5,000	70,255
ThyssenKrupp AG	3,890	96,836
Titanium Metals Corp.	889	12,055
Umicore S.A.	1,167	64,288
United States Steel Corp.	1,413	41,500
Vale S.A. (Preference) (ADR)	64,400	1,461,236
Vedanta Resources plc	1,109	21,783
Voestalpine AG	1,026	34,504
Xstrata plc	20,842	356,037
Yamato Kogyo Co., Ltd.	500	14,589

		9,451,210

Paper & Forest Products (0.1%)
Holmen AB, Class B	532	14,611
International Paper Co.	4,443	155,949
MeadWestvaco Corp.	1,657	52,345
Nippon Paper Group, Inc.	1,147	23,877
OJI Paper Co., Ltd.	9,000	43,494
Stora Enso Oyj, Class R	5,745	42,678
Svenska Cellulosa AB, Class B	5,706	98,840
UPM-Kymmene Oyj	4,995	68,017

		499,811

Total Materials		24,831,387

Telecommunication Services (5.2%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	59,437	1,856,218
Belgacom S.A.	1,410	45,330
Bezeq Israeli Telecommunication Corp., Ltd.	18,095	29,710
BT Group plc	76,831	278,226
CenturyLink, Inc.	6,259	241,910
Deutsche Telekom AG (Registered)	28,394	341,844
Elisa Oyj	1,423	34,104
France Telecom S.A.	200,667	2,972,026
Frontier Communications Corp.	9,785	40,803
Hellenic Telecommunications Organization S.A.	2,562	10,900
HKT Trust/HKT Ltd.*	673	524
Iliad S.A.	221	30,447
Inmarsat plc	4,499	33,124
Koninklijke (Royal) KPN N.V.	15,066	165,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	4,428	$200,884
PCCW Ltd.	31,000	11,098
Portugal Telecom SGPS S.A. (Registered)	6,926	37,679
Singapore Telecommunications Ltd.	2,007,350	5,030,152
Swisscom AG (Registered)	243	98,228
TDC A/S	4,626	33,645
Tele2 AB, Class B	3,268	66,686
Telecom Corp. of New Zealand Ltd.	19,591	38,900
Telecom Italia S.p.A.	97,484	115,908
Telecom Italia S.p.A. (RNC)	60,053	59,028
Telefonica S.A.	175,206	2,870,664
Telekom Austria AG	160,925	1,874,111
Telenor ASA	112,689	2,089,637
TeliaSonera AB	21,282	148,425
Telstra Corp., Ltd.	43,795	149,251
Verizon Communications, Inc.	28,432	1,086,955
Vivendi S.A.	177,691	3,260,934
Windstream Corp.	6,083	71,232

		23,324,314

Wireless Telecommunication Services (1.9%)
Cellcom Israel Ltd.	695	8,803
Crown Castle International Corp.*	2,475	132,016
KDDI Corp.	29	187,798
MetroPCS Communications, Inc.*	3,064	27,637
Millicom International Cellular S.A. (SDR)	746	84,570
Mobistar S.A.	236	11,756
NTT DoCoMo, Inc.	154	255,643
Partner Communications Co., Ltd.	1,056	8,145
Softbank Corp.	8,800	260,162
Sprint Nextel Corp.*	610,421	1,739,700
StarHub Ltd.	4,919	12,131
Turkcell Iletisim Hizmetleri A/S (ADR)*	102,630	1,293,138
Vodafone Group plc	3,390,046	9,337,336

		13,358,835

Total Telecommunication Services		36,683,149

Utilities (1.2%)
Electric Utilities (0.7%)
Acciona S.A.	256	17,877
American Electric Power Co., Inc.	4,873	188,000
Cheung Kong Infrastructure Holdings Ltd.	5,000	30,423
Chubu Electric Power Co., Inc.	6,900	124,545
Chugoku Electric Power Co., Inc.	3,200	59,422
CLP Holdings Ltd.	19,000	163,929
Contact Energy Ltd.*	3,230	12,510
Duke Energy Corp.	13,346	280,399
E.ON AG	18,035	431,997
EDF S.A.	2,348	53,580
Edison International	3,323	141,261
EDP—Energias de Portugal S.A.	19,903	57,894
Enel S.p.A.	66,614	240,942
Entergy Corp.	1,781	119,683
Exelon Corp.	8,494	333,048
FirstEnergy Corp.	4,228	192,755
Fortum Oyj	4,477	108,672
Hokkaido Electric Power Co., Inc.	1,700	24,955
Hokuriku Electric Power Co.	1,800	32,534
Iberdrola S.A.	38,818	220,392
Kansai Electric Power Co., Inc.	7,600	117,714
Kyushu Electric Power Co., Inc.	4,300	61,250
NextEra Energy, Inc.	4,157	253,910
Northeast Utilities	1,736	64,440
Pepco Holdings, Inc.	2,204	41,634
Pinnacle West Capital Corp.	1,073	51,397
Power Assets Holdings Ltd.	13,500	99,092
PPL Corp.	5,734	162,043
Progress Energy, Inc.	2,972	157,843
Red Electrica Corporacion S.A.	1,168	57,154
Shikoku Electric Power Co., Inc.	1,800	50,736
Southern Co.	8,738	392,598
SP AusNet	17,774	19,792
SSE plc	9,520	202,370
Terna Rete Elettrica Nazionale S.p.A.	12,043	48,410
Tohoku Electric Power Co., Inc.	4,400	50,182
Tokyo Electric Power Co., Inc.*	14,400	36,187
Verbund AG	677	20,595

		4,722,165

Gas Utilities (0.1%)
AGL Resources, Inc.	1,155	45,299
APA Group	4,932	26,055
Enagas S.A.	1,983	38,163
Gas Natural SDG S.A.	3,405	54,404
Hong Kong & China Gas Co., Ltd.	47,610	122,005
ONEOK, Inc.	1,056	86,233
Osaka Gas Co., Ltd.	18,000	72,200
Snam S.p.A.	16,166	77,748
Toho Gas Co., Ltd.	4,000	23,584
Tokyo Gas Co., Ltd.	25,000	117,796

		663,487

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	6,518	85,190
EDP Renovaveis S.A.*	2,048	10,177
Electric Power Development Co., Ltd.	1,200	32,534
Enel Green Power S.p.A.	17,639	33,523
International Power plc	15,701	101,711
NRG Energy, Inc.*	2,164	33,910

		297,045

Multi-Utilities (0.4%)
A2A S.p.A.	14,219	11,407
AGL Energy Ltd.	4,667	71,306
Ameren Corp.	2,361	76,921
CenterPoint Energy, Inc.	4,200	82,824
Centrica plc	51,659	261,437
CMS Energy Corp.	2,488	54,736
Consolidated Edison, Inc.	2,966	173,274
Dominion Resources, Inc.	5,750	294,458
DTE Energy Co.	1,672	92,010
GDF Suez S.A.	12,494	322,767
Integrys Energy Group, Inc.	760	40,272
National Grid plc	35,520	358,214
NiSource, Inc.	2,736	66,622
PG&E Corp.	4,149	180,108
Public Service Enterprise Group, Inc.	5,143	157,427
RWE AG	4,909	234,420
RWE AG (Preference)	330	14,509
SCANA Corp.	1,115	50,855
Sempra Energy	2,448	146,782
Suez Environnement Co. S.A.	2,584	39,632
TECO Energy, Inc.	2,114	37,101
Veolia Environnement S.A.	3,497	57,996
Wisconsin Energy Corp.	2,302	80,984
Xcel Energy, Inc.	4,956	131,185

		3,037,247

Water Utilities (0.0%)
Severn Trent plc	2,440	60,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
United Utilities Group plc	7,030	$67,636

		127,895

Total Utilities		8,847,839

Total Common Stocks (84.1%) (Cost $544,985,172)		597,103,733

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
Bank of Montreal 0.04%, 4/2/12	$3,000,000	3,000,000

Total Short-Term Investments (0.4%) (Cost $3,000,000)		3,000,000

Total Investments (84.5%) (Cost $547,985,172)		600,103,733
Other Assets Less Liabilities (15.5%)		110,411,103

Net Assets (100%)		$710,514,836

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR	—	American Depositary Receipt
CDI	—	Chess Depositary Interest
CVA	—	Dutch Certification
FDR	—	Finnish Depositary Receipt
GDR	—	Global Depositary Receipt
RNC	—	Risparmio Non-Convertible Savings Shares
SDR	—	Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$226,954	$—	$—	$289,400	$—	$—

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	680	June-12	$22,342,582	$21,847,606	$(494,976)
FTSE 100 Index	151	June-12	14,203,029	13,838,146	(364,883)
S&P 500 E-Mini Index	776	June-12	52,234,584	54,444,160	2,209,576
SPI 200 Index	50	June-12	5,453,430	5,625,960	172,530
TOPIX Index	132	June-12	13,197,939	13,667,271	469,332

					$1,991,579

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	737	$756,949	$761,969	$(5,020)
British Pound vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	650	1,039,147	1,018,407	20,740
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	1,525	2,034,683	1,991,391	43,292
Japanese Yen vs. U.S. Dollar, expiring 6/15/12	Credit Suisse First Boston	123,330	1,491,029	1,475,327	15,702

					$74,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,094,317	$32,849,781	$—	$74,944,098
Consumer Staples	18,474,461	19,979,698	38,039	38,492,198
Energy	29,998,561	33,014,861	—	63,013,422
Financials	45,737,678	55,254,576	—	100,992,254
Health Care	51,766,451	40,216,499	—	91,982,950
Industrials	31,082,202	35,018,284	—	66,100,486
Information Technology	66,732,570	24,483,380	—	91,215,950
Materials	7,165,525	17,665,862	—	24,831,387
Telecommunication Services	6,489,609	30,193,540	—	36,683,149
Utilities	4,295,202	4,552,637	—	8,847,839
Forward Currency Contracts	—	79,734	—	79,734
Futures	2,851,438	—	—	2,851,438
Short-Term Investments	—	3,000,000	—	3,000,000

Total Assets	$306,688,014	$296,308,852	$38,039	$603,034,905

Liabilities:
Forward Currency Contracts	$—	$(5,020)	$—	$(5,020)
Futures	(859,859)	—	—	(859,859)

Total Liabilities	$(859,859)	$(5,020)	$—	$(864,879)

Total	$305,828,155	$296,303,832	$38,039	$602,170,026

(a)	A Security with a market value of $84,808 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks— Consumer Discretionary	Investments in Common Stocks- Consumer Staples	Investments in Common Stocks– Financials ††
Balance as of 12/31/11	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	257	2,751	—
Purchases	—	—	—
Sales	(257)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	35,288	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$—	$38,039	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$2,751	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Investments in Common Stocks–Industrials	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$2,049	$—
Total gains or losses (realized/unrealized) included in earnings	(4)	36
Purchases	—	—
Sales	(2,045)	(36)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

††	Security held with $0 cost and market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*		Range
Common Stocks-Consumer Staples	$38,039	Last Traded Price	Absence of Contrary Information	(a)	Not Applicable
Common Stocks-Financials	—	Deemed Worthless	Discount for Lack of Marketability	(b)	Not Applicable

	$38,039

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,768,938
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,657,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,519,809
Aggregate gross unrealized depreciation	(76,765,219)

Net unrealized appreciation	$49,754,590

Federal income tax cost of investments	$550,349,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.9%)
Johnson Controls, Inc.	42,500	$1,380,400

Automobiles (1.3%)
General Motors Co.*	83,600	2,144,340

Hotels, Restaurants & Leisure (1.0%)
Starbucks Corp.	28,900	1,615,221

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	11,100	2,247,861

Media (5.5%)
Comcast Corp., Class A	129,200	3,877,292
Time Warner, Inc.	83,200	3,140,800
Viacom, Inc., Class B	39,500	1,874,670

		8,892,762

Multiline Retail (2.4%)
Kohl’s Corp.	45,300	2,266,359
Macy’s, Inc.	40,000	1,589,200

		3,855,559

Textiles, Apparel & Luxury Goods (2.3%)
Coach, Inc.	33,800	2,612,064
Ralph Lauren Corp.	6,300	1,098,279

		3,710,343

Total Consumer Discretionary		23,846,486

Consumer Staples (2.8%)
Food Products (1.3%)
Kraft Foods, Inc., Class A	57,100	2,170,371

Household Products (1.5%)
Colgate-Palmolive Co.	24,000	2,346,720

Total Consumer Staples		4,517,091

Energy (11.0%)
Energy Equipment & Services (4.9%)
Baker Hughes, Inc.	39,500	1,656,630
Ensco plc (ADR)	38,400	2,032,512
McDermott International, Inc.*	153,300	1,963,773
Noble Corp.*	58,300	2,184,501

		7,837,416

Oil, Gas & Consumable Fuels (6.1%)
EOG Resources, Inc.	21,700	2,410,870
Exxon Mobil Corp.	34,800	3,018,204
Hess Corp.	39,200	2,310,840
Peabody Energy Corp.	35,700	1,033,872
Ultra Petroleum Corp.*	47,700	1,079,451

		9,853,237

Total Energy		17,690,653

Financials (18.3%)
Capital Markets (3.0%)
Invesco Ltd.	80,000	2,133,600
Morgan Stanley	137,100	2,692,644

		4,826,244

Commercial Banks (4.5%)
U.S. Bancorp	79,600	2,521,728
Wells Fargo & Co.	138,100	4,714,734

		7,236,462

Diversified Financial Services (6.2%)
Citigroup, Inc.	116,485	4,257,527
CME Group, Inc.	6,000	1,735,980
JPMorgan Chase & Co.	87,700	4,032,446

		10,025,953

Insurance (2.5%)
Lincoln National Corp.	75,100	1,979,636
MetLife, Inc.	56,100	2,095,335

		4,074,971

Real Estate Investment Trusts (REITs) (2.1%)
American Capital Agency Corp. (REIT)	58,900	1,739,906
Digital Realty Trust, Inc. (REIT)	22,100	1,634,737

		3,374,643

Total Financials		29,538,273

Health Care (14.4%)
Biotechnology (4.3%)
Acorda Therapeutics, Inc.*	40,700	1,080,585
Alexion Pharmaceuticals, Inc.*	14,200	1,318,612
Alnylam Pharmaceuticals, Inc.*	37,400	414,018
Amylin Pharmaceuticals, Inc.*	68,600	1,712,256
Gilead Sciences, Inc.*	48,400	2,364,340

		6,889,811

Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	35,600	2,128,168
Medtronic, Inc.	52,500	2,057,475

		4,185,643

Health Care Providers & Services (2.0%)
HCA Holdings, Inc.	56,900	1,407,706
UnitedHealth Group, Inc.	31,700	1,868,398

		3,276,104

Life Sciences Tools & Services (1.0%)
Bio-Rad Laboratories, Inc., Class A*	10,500	1,088,745
Bruker Corp.*	31,800	486,858

		1,575,603

Pharmaceuticals (4.5%)
Allergan, Inc.	15,000	1,431,450
Hospira, Inc.*	48,900	1,828,371
Merck & Co., Inc.	63,538	2,439,859
Teva Pharmaceutical Industries Ltd. (ADR)	33,500	1,509,510

		7,209,190

Total Health Care		23,136,351

Industrials (10.4%)
Aerospace & Defense (3.7%)
Boeing Co.	33,900	2,521,143
General Dynamics Corp.	46,000	3,375,480

		5,896,623

Air Freight & Logistics (1.1%)
FedEx Corp.	19,800	1,820,808

Machinery (2.0%)
Illinois Tool Works, Inc.	57,600	3,290,112

Road & Rail (3.6%)
Hertz Global Holdings, Inc.*	230,400	3,465,216
Norfolk Southern Corp.	34,700	2,284,301

		5,749,517

Total Industrials		16,757,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (17.6%)
Communications Equipment (1.2%)
Juniper Networks, Inc.*	85,500	$1,956,240

Computers & Peripherals (6.2%)
Apple, Inc.*	13,300	7,972,951
NetApp, Inc.*	43,200	1,934,064

		9,907,015

IT Services (1.8%)
Fidelity National Information Services, Inc.	67,400	2,232,288
ServiceSource International, Inc.*	48,000	743,040

		2,975,328

Semiconductors & Semiconductor Equipment (4.5%)
Atmel Corp.*	173,700	1,712,682
Broadcom Corp., Class A*	43,300	1,701,690
Intersil Corp., Class A	117,500	1,316,000
Skyworks Solutions, Inc.*	92,700	2,563,155

		7,293,527

Software (3.9%)
Adobe Systems, Inc.*	101,900	3,496,189
Symantec Corp.*	148,000	2,767,600

		6,263,789

Total Information Technology		28,395,899

Materials (4.1%)
Chemicals (3.1%)
Celanese Corp.	53,000	2,447,540
Dow Chemical Co.	72,800	2,521,792

		4,969,332

Containers & Packaging (1.0%)
Rock-Tenn Co., Class A	23,400	1,580,904

Total Materials		6,550,236

Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
MetroPCS Communications, Inc.*	143,800	1,297,076
NII Holdings, Inc.*	68,000	1,245,080

Total Telecommunication Services		2,542,156

Utilities (2.9%)
Electric Utilities (1.9%)
Edison International	36,200	1,538,862
NextEra Energy, Inc.	25,600	1,563,648

		3,102,510

Multi-Utilities (1.0%)
PG&E Corp.	36,500	1,584,465

Total Utilities		4,686,975

Total Investments (97.9%)
(Cost $134,297,898)		157,661,180
Other Assets Less Liabilities (2.1%)		3,451,183

Net Assets (100%)		$161,112,363

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,846,486	$—	$—	$23,846,486
Consumer Staples	4,517,091	—	—	4,517,091
Energy	17,690,653	—	—	17,690,653
Financials	29,538,273	—	—	29,538,273
Health Care	23,136,351	—	—	23,136,351
Industrials	16,757,060	—	—	16,757,060
Information Technology	28,395,899	—	—	28,395,899
Materials	6,550,236	—	—	6,550,236
Telecommunication Services	2,542,156	—	—	2,542,156
Utilities	4,686,975	—	—	4,686,975

Total Assets	$157,661,180	$—	$—	$157,661,180

Total Liabilities	$—	$—	$—	$—

Total	$157,661,180	$—	$—	$157,661,180

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,954,709
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$26,830,314

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,258,691
Aggregate gross unrealized depreciation	(5,247,964)

Net unrealized appreciation	$23,010,727

Federal income tax cost of investments	$134,650,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.7%)
Automobiles (1.4%)
General Motors Co.*	167,312	$4,291,553

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	52,989	1,699,887

Media (10.1%)
Comcast Corp., Class A	364,341	10,933,873
News Corp., Class B	236,007	4,715,420
Time Warner Cable, Inc.	74,407	6,064,170
Time Warner, Inc.	98,614	3,722,679
Viacom, Inc., Class B	122,384	5,808,345

		31,244,487

Multiline Retail (0.7%)
Target Corp.	38,282	2,230,692

Specialty Retail (1.9%)
Lowe’s Cos., Inc.	108,302	3,398,517
Staples, Inc.	153,338	2,481,009

		5,879,526

Total Consumer Discretionary		45,346,145

Consumer Staples (6.9%)
Beverages (0.4%)
PepsiCo, Inc.	19,892	1,319,834

Food & Staples Retailing (2.7%)
CVS Caremark Corp.	117,278	5,254,055
Wal-Mart Stores, Inc.	47,415	2,901,798

		8,155,853

Food Products (3.2%)
Kraft Foods, Inc., Class A	129,061	4,905,608
Unilever N.V. (N.Y. Shares)	142,758	4,858,055

		9,763,663

Household Products (0.3%)
Procter & Gamble Co.	15,223	1,023,138

Personal Products (0.3%)
Avon Products, Inc.	47,045	910,791

Total Consumer Staples		21,173,279

Energy (11.8%)
Energy Equipment & Services (3.9%)
Halliburton Co.	167,428	5,556,935
Noble Corp.*	40,924	1,533,422
Weatherford International Ltd.*	330,160	4,982,115

		12,072,472

Oil, Gas & Consumable Fuels (7.9%)
BP plc (ADR)	136,607	6,147,315
Chesapeake Energy Corp.	88,142	2,042,250
Chevron Corp.	53,733	5,762,327
Murphy Oil Corp.	57,951	3,260,903
QEP Resources, Inc.	56,343	1,718,461
Royal Dutch Shell plc (ADR), Class A	78,859	5,530,382

		24,461,638

Total Energy		36,534,110

Financials (21.7%)
Capital Markets (4.3%)
Bank of New York Mellon Corp.	256,209	6,182,323
Goldman Sachs Group, Inc.	22,957	2,855,162
Morgan Stanley	144,615	2,840,239
State Street Corp.	31,159	1,417,734

		13,295,458

Commercial Banks (5.1%)
Fifth Third Bancorp	182,116	2,558,730
PNC Financial Services Group, Inc.	71,870	4,634,896
U.S. Bancorp	66,833	2,117,270
Wells Fargo & Co.	184,694	6,305,453

		15,616,349

Diversified Financial Services (7.4%)
Bank of America Corp.	419,849	4,017,955
Citigroup, Inc.	248,316	9,075,950
JPMorgan Chase & Co.	211,539	9,726,563

		22,820,468

Insurance (4.9%)
Aflac, Inc.	23,103	1,062,507
Allstate Corp.	216,253	7,119,049
MetLife, Inc.	92,221	3,444,454
Travelers Cos., Inc.	60,694	3,593,085

		15,219,095

Total Financials		66,951,370

Health Care (13.1%)
Health Care Providers & Services (3.8%)
Cardinal Health, Inc.	63,975	2,757,962
UnitedHealth Group, Inc.	102,557	6,044,710
WellPoint, Inc.	41,350	3,051,630

		11,854,302

Pharmaceuticals (9.3%)
Bristol-Myers Squibb Co.	168,543	5,688,326
GlaxoSmithKline plc (ADR)	68,693	3,085,003
Merck & Co., Inc.	143,251	5,500,838
Novartis AG (ADR)	19,470	1,078,833
Pfizer, Inc.	345,297	7,824,430
Roche Holding AG (ADR)	53,702	2,343,555
Sanofi S.A. (ADR)	82,069	3,180,174

		28,701,159

Total Health Care		40,555,461

Industrials (6.0%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	50,498	3,082,903
Textron, Inc.	84,222	2,343,898

		5,426,801

Electrical Equipment (0.7%)
Emerson Electric Co.	41,000	2,139,380

Industrial Conglomerates (1.5%)
General Electric Co.	224,663	4,508,986

Machinery (2.1%)
Ingersoll-Rand plc	155,593	6,433,771

Total Industrials		18,508,938

Information Technology (11.2%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	125,326	2,650,645

Computers & Peripherals (2.3%)
Dell, Inc.*	124,888	2,073,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	213,143	$5,079,197

		7,152,338

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	172,748	2,432,292

Internet Software & Services (3.5%)
eBay, Inc.*	174,715	6,445,236
Yahoo!, Inc.*	291,413	4,435,306

		10,880,542

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	81,314	2,285,737
KLA-Tencor Corp.	20,577	1,119,800

		3,405,537

Software (2.6%)
Microsoft Corp.	247,520	7,982,520

Total Information Technology		34,503,874

Materials (3.4%)
Metals & Mining (1.1%)
Alcoa, Inc.	332,136	3,328,003

Paper & Forest Products (2.3%)
International Paper Co.	206,136	7,235,373

Total Materials		10,563,376

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	100,529	3,139,521
Verizon Communications, Inc.	108,337	4,141,723

		7,281,244

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	98,061	2,713,348

Total Telecommunication Services		9,994,592

Utilities (2.6%)
Electric Utilities (2.6%)
FirstEnergy Corp.	73,219	3,338,054
PPL Corp.	160,159	4,526,094

Total Utilities		7,864,148

Total Investments (94.6%)
(Cost $250,140,477)		291,995,293
Other Assets Less Liabilities (5.4%)		16,735,954

Net Assets (100%)		$308,731,247

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,346,145	$—	$—	$45,346,145
Consumer Staples	21,173,279	—	—	21,173,279
Energy	36,534,110	—	—	36,534,110
Financials	66,951,370	—	—	66,951,370
Health Care	40,555,461	—	—	40,555,461
Industrials	18,508,938	—	—	18,508,938
Information Technology	34,503,874	—	—	34,503,874
Materials	10,563,376	—	—	10,563,376
Telecommunication Services	9,994,592	—	—	9,994,592
Utilities	7,864,148	—	—	7,864,148

Total Assets	$291,995,293	$—	$—	$291,995,293

Total Liabilities	$—	$—	$—	$—

Total	$291,995,293	$—	$—	$291,995,293

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,577,392
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,713,040

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,875,655
Aggregate gross unrealized depreciation	(17,711,755)

Net unrealized appreciation	$37,163,900

Federal income tax cost of investments	$254,831,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (1.6%)
BorgWarner, Inc.*	161,600	$13,629,344

Hotels, Restaurants & Leisure (1.6%)
Starbucks Corp	242,950	13,578,475

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	66,000	13,365,660
priceline.com, Inc.*	25,600	18,368,000

		31,733,660

Media (3.0%)
CBS Corp., Class B	325,600	11,041,096
Discovery Communications, Inc., Class C*	311,800	14,617,184

		25,658,280

Multiline Retail (2.4%)
Dollar General Corp.*	339,628	15,690,814
J.C. Penney Co., Inc.	148,000	5,243,640

		20,934,454

Textiles, Apparel & Luxury Goods (2.9%)
Deckers Outdoor Corp.*	89,286	5,629,482
Lululemon Athletica, Inc.*	114,500	8,550,860
Ralph Lauren Corp.	64,200	11,191,986

		25,372,328

Total Consumer Discretionary		130,906,541

Consumer Staples (4.6%)
Beverages (1.2%)
Monster Beverage Corp.*	162,800	10,108,252

Food & Staples Retailing (1.2%)
Whole Foods Market, Inc.	123,000	10,233,600

Food Products (1.0%)
Mead Johnson Nutrition Co.	108,900	8,982,072

Personal Products (1.2%)
Estee Lauder Cos., Inc., Class A	165,300	10,238,682

Total Consumer Staples		39,562,606

Energy (10.3%)
Energy Equipment & Services (4.4%)
Cameron International Corp.*	206,900	10,930,527
Ensco plc (ADR)	144,100	7,627,213
Oil States International, Inc.*	119,300	9,312,558
Schlumberger Ltd	142,700	9,979,011

		37,849,309

Oil, Gas & Consumable Fuels (5.9%)
Cabot Oil & Gas Corp.	186,700	5,819,439
Concho Resources, Inc.*	116,800	11,922,944
Exxon Mobil Corp.	149,900	13,000,827
Pioneer Natural Resources Co.	118,700	13,245,733
Plains Exploration & Production Co.*	156,800	6,687,520

		50,676,463

Total Energy		88,525,772

Financials (2.0%)
Consumer Finance (1.0%)
Capital One Financial Corp.	151,562	8,448,066

Real Estate Management & Development (1.0%)
CBRE Group, Inc., Class A*	415,900	$8,301,364

Total Financials		16,749,430

Health Care (13.3%)
Biotechnology (4.0%)
Alexion Pharmaceuticals, Inc.*	168,566	15,653,039
BioMarin Pharmaceutical, Inc.*	235,788	8,075,739
Gilead Sciences, Inc.*	226,500	11,064,525

		34,793,303

Health Care Equipment & Supplies (2.6%)
Alere, Inc.*	301,357	7,838,296
Edwards Lifesciences Corp.*	42,010	3,055,387
Intuitive Surgical, Inc.*	20,800	11,268,400

		22,162,083

Health Care Providers & Services (1.3%)
Humana, Inc.	117,300	10,847,904

Health Care Technology (1.3%)
Cerner Corp.*	152,000	11,576,320

Life Sciences Tools & Services (0.7%)
Bruker Corp.*	402,200	6,157,682

Pharmaceuticals (3.4%)
Abbott Laboratories	155,000	9,499,950
Bristol-Myers Squibb Co.	236,400	7,978,500
Shire plc (ADR)	119,800	11,351,050

		28,829,500

Total Health Care		114,366,792

Industrials (13.2%)
Aerospace & Defense (3.5%)
Precision Castparts Corp.	77,500	13,399,750
TransDigm Group, Inc.*	143,500	16,611,560

		30,011,310

Electrical Equipment (0.8%)
Rockwell Automation, Inc.	89,800	7,157,060

Machinery (2.8%)
Chart Industries, Inc.*	119,000	8,726,270
Cummins, Inc.	91,316	10,961,573
Gardner Denver, Inc.	67,500	4,253,850

		23,941,693

Marine (1.2%)
Kirby Corp.*	149,700	9,848,763

Road & Rail (2.8%)
Hertz Global Holdings, Inc.*	555,500	8,354,720
Kansas City Southern*	214,700	15,391,843

		23,746,563

Trading Companies & Distributors (2.1%)
W.W. Grainger, Inc.	27,037	5,807,818
WESCO International, Inc.*	189,600	12,382,776

		18,190,594

Total Industrials		112,895,983

Information Technology (31.0%)
Communications Equipment (2.7%)
F5 Networks, Inc.*	75,100	10,135,496
QUALCOMM, Inc.	195,400	13,291,108

		23,426,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (9.1%)
Apple, Inc.*	120,649	$72,325,456
EMC Corp.*	213,500	6,379,380

		78,704,836

Internet Software & Services (2.9%)
eBay, Inc.*	413,000	15,235,570
ExactTarget, Inc.*	39,304	1,021,904
MercadoLibre, Inc.	87,300	8,537,067

		24,794,541

IT Services (6.9%)
Cognizant Technology Solutions Corp., Class A*	179,300	13,797,135
Gartner, Inc.*	324,923	13,854,716
Mastercard, Inc., Class A	32,900	13,835,766
Visa, Inc., Class A	149,500	17,641,000

		59,128,617

Semiconductors & Semiconductor Equipment (2.4%)
ARM Holdings plc (ADR)	312,800	8,849,112
Avago Technologies Ltd.	302,100	11,772,837

		20,621,949

Software (7.0%)
Autodesk, Inc.*	287,900	12,183,928
BroadSoft, Inc.*	222,800	8,522,100
Check Point Software Technologies Ltd.*	146,269	9,337,813
Citrix Systems, Inc.*	130,500	10,297,755
CommVault Systems, Inc.*	8,695	431,620
QLIK Technologies, Inc.*	247,562	7,921,984
TIBCO Software, Inc.*	366,900	11,190,450

		59,885,650

Total Information Technology		266,562,197

Materials (4.0%)
Chemicals (4.0%)
Airgas, Inc.	197,500	17,571,575
Monsanto Co.	209,200	16,685,792

Total Materials		34,257,367

Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
SBA Communications Corp., Class A*	279,423	14,197,483

Total Telecommunication Services		14,197,483

Total Investments (95.3%)
(Cost $643,643,509)		818,024,171
Other Assets Less Liabilities (4.7%)		40,769,338

Net Assets (100%)		$858,793,509

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$130,906,541	$—	$—	$130,906,541
Consumer Staples	39,562,606	—	—	39,562,606
Energy	88,525,772	—	—	88,525,772
Financials	16,749,430	—	—	16,749,430
Health Care	114,366,792	—	—	114,366,792
Industrials	112,895,983	—	—	112,895,983
Information Technology	266,562,197	—	—	266,562,197
Materials	34,257,367	—	—	34,257,367
Telecommunication Services	14,197,483	—	—	14,197,483

Total Assets	$818,024,171	$—	$—	$818,024,171

Total Liabilities	$—	$—	$—	$—

Total	$818,024,171	$—	$—	$818,024,171

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$243,484,802
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$221,243,784

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,314,769
Aggregate gross unrealized depreciation	(9,773,052)

Net unrealized appreciation	$173,541,717

Federal income tax cost of investments	$644,482,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator1. The Trust’s Valuation Committee (“Committee”), established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Valuation Committee is comprised of senior employees from AXA Equitable Funds Management Group, LLC (“FMG LLC”).

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On a monthly basis, the Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee calculates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

[1]	Please note that the Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

On a monthly basis, the Committee reviews and considers changes in value for all fair valued securities that occur since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks are the: absence of contrary information, comparability adjustments, comparability analysis, discounts for lack of marketability, EBITDA multiple, impact of corporate actions, intrinsic calculations, offered quotes and private transactions. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Preferred Stocks are the: absence of contrary information, discounts for lack of marketability and offered quotes. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Bonds are discounts for lack of marketability. Significant changes in the inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Rights are discounts for lack of marketability and model calculations. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2012 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By: /s/ Steven M. Joenk
Steven M. Joenk
President
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 29, 2012

By: /s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 29, 2012